UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
---------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
---------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
---------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                -------------------

Date of fiscal year end:           October 31, 2007
                                   ---------------------------

Date of reporting period:          July 31, 2007
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS


Schedule of Investments

July 31, 2007 (unaudited)
Bond & Mortgage Securities Fund



                                                                       Shares Held                       Value (000's)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                                       99           $                      1
                                                                                                     ----------------------
TOTAL COMMON STOCKS                                            $                                  $                      1
                                                                                                     ----------------------
                                                                        Principal
                                                                     Amount (000's)                      Value (000's)
BONDS (86.86%)
Advertising Services (0.18%)
RH Donnelley Inc
10.88%, 12/15/2012                                                                4,070                              4,294
                                                                                                     ----------------------

Aerospace & Defense (0.01%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                                                    250                                284
                                                                                                     ----------------------

Aerospace & Defense Equipment (0.31%)
GenCorp Inc
9.50%, 8/15/2013                                                                  1,410                              1,480
Goodrich Corp
6.80%, 7/ 1/2036                                                                  2,270                              2,325
Sequa Corp
9.00%, 8/ 1/2009                                                                  3,445                              3,583
                                                                                                     ----------------------
                                                                                                                     7,388
                                                                                                     ----------------------
Agricultural Chemicals (0.02%)
Terra Capital Inc
7.00%, 2/ 1/2017                                                                    450                                425
                                                                                                     ----------------------

Agricultural Operations (0.32%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                 7,564                              7,448
                                                                                                     ----------------------

Airlines (0.21%)
American Airlines Inc
7.25%, 2/ 5/2009                                                                  3,150                              3,087
Continental Airlines Inc
5.98%, 4/19/2022                                                                  1,870                              1,794
                                                                                                     ----------------------
                                                                                                                     4,881
                                                                                                     ----------------------
Apparel Manufacturers (0.28%)
Levi Strauss & Co
12.25%, 12/15/2012 (b)                                                            4,965                              5,288
Phillips-Van Heusen
8.13%, 5/ 1/2013                                                                    750                                757
7.75%, 11/15/2023                                                                   475                                480
                                                                                                     ----------------------
                                                                                                                     6,525
                                                                                                     ----------------------
Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (c)                                                              1,600                              1,601
                                                                                                     ----------------------

Asset Backed Securities (6.83%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                                395                                395

Asset Backed Securities
Ameriquest Mortgage Securities Inc (continued)
5.55%, 7/25/2035 (c)                                                                559                                559
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (c)                                                             6,172                              6,170
Chase Funding Mortgage Loan Asset-Backed Certificates
5.62%, 7/25/2033 (c)(d)                                                           5,388                              5,392
5.82%, 9/25/2033 (c)                                                              1,215                              1,216
5.55%, 12/25/2033 (c)                                                                73                                 74
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (c)                                                                650                                651
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (c)                                                                 50                                 49
5.84%, 6/25/2035 (c)                                                              2,800                              2,770
5.98%, 12/25/2035 (c)                                                             2,600                              2,426
5.61%, 2/25/2036 (c)(d)                                                          13,725                             13,654
5.57%, 4/25/2036 (c)(d)                                                          11,150                             11,106
5.48%, 2/25/2037 (c)(d)                                                           7,775                              7,751
5.49%, 6/25/2037 (c)                                                              4,032                              3,998
5.45%, 11/25/2037 (c)                                                             5,320                              5,303
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (c)                                                             1,584                              1,583
5.52%, 5/15/2036 (c)(d)                                                           5,963                              5,956
First Franklin Mortgage Loan Asset Backed Certificates
5.70%, 10/25/2034 (c)(d)                                                            467                                468
5.39%, 3/25/2036 (c)(d)                                                           4,058                              4,057
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(e)                                                           1,471                              1,453
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (c)                                                              2,225                              2,212
5.53%, 11/25/2036 (c)(d)                                                         16,156                             16,085
Great America Leasing Receivables
5.39%, 9/15/2011 (e)                                                              1,295                              1,298
Indymac Residential Asset Backed Trust
5.51%, 4/25/2037 (c)(d)                                                           2,000                              1,995
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (c)(d)                                                           4,850                              4,842
5.45%, 11/25/2036                                                                 6,230                              6,206
5.40%, 12/25/2036 (c)                                                             3,600                              3,598
5.47%, 3/25/2037 (c)                                                              3,820                              3,807
5.48%, 5/ 1/2037 (c)(d)                                                           7,850                              7,787
Lehman XS Trust
6.02%, 11/25/2035 (c)                                                             3,973                              3,867
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)                                                                450                                439
5.82%, 2/25/2035 (c)                                                              3,000                              2,931
5.47%, 7/25/2036 (c)                                                              6,660                              6,582
5.43%, 10/25/2036 (c)(d)                                                          2,625                              2,612
5.49%, 12/25/2036 (c)                                                             2,175                              2,134
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)                                                           2,515                              2,464
Merrill Lynch Mortgage Investors Inc
5.55%, 7/25/2036 (c)                                                                965                                964
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (c)                                                                416                                416
5.50%, 2/25/2036 (c)                                                              1,675                              1,660
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                                749                                747
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                                 28                                 28
Asset Backed Securities
Ownit Mortgage Loan Asset Backed Certificates
5.62%, 8/25/2036 (c)                                                              1,959                              1,957
Popular ABS Mortgage Pass-Through Trust
5.59%, 5/25/2035 (c)(d)                                                           2,037                              2,013
5.58%, 11/25/2035 (c)                                                             3,355                              3,344
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (c)(d)                                                              24                                 24
5.59%, 7/25/2035 (c)                                                              2,076                              2,073
SACO I Inc
5.46%, 9/25/2036 (c)                                                              1,616                              1,610
Saxon Asset Securities Trust
5.54%, 3/25/2035 (c)                                                                 25                                 25
5.84%, 3/25/2035 (c)                                                              2,500                              2,463
                                                                                                     ----------------------
                                                                                                                   161,214
                                                                                                     ----------------------
Auto - Car & Light Trucks (0.43%)
DaimlerChrysler NA Holding Corp
5.84%, 9/10/2007 (c)                                                              1,200                              1,200
4.75%, 1/15/2008                                                                     75                                 75
5.89%, 10/31/2008 (c)(d)                                                          3,500                              3,517
5.79%, 3/13/2009 (c)(d)                                                           2,675                              2,680
5.75%, 9/ 8/2011                                                                  2,000                              1,998
General Motors Corp
7.13%, 7/15/2013 (b)                                                                700                                595
                                                                                                     ----------------------
                                                                                                                    10,065
                                                                                                     ----------------------
Auto/Truck Parts & Equipment - Original (0.16%)
Stanadyne Corp
10.00%, 8/15/2014                                                                   375                                379
Tenneco Inc
10.25%, 7/15/2013                                                                 1,000                              1,065
Titan International Inc
8.00%, 1/15/2012                                                                    700                                714
TRW Automotive Inc
7.00%, 3/15/2014 (e)                                                                250                                234
7.25%, 3/15/2017 (e)                                                              1,000                                925
United Components Inc
9.38%, 6/15/2013                                                                    500                                507
                                                                                                     ----------------------
                                                                                                                     3,824
                                                                                                     ----------------------
Automobile Sequential (0.56%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                 2,000                              1,979
5.69%, 6/15/2010 (c)                                                              1,070                              1,075
5.52%, 3/15/2011 (c)                                                              3,445                              3,460
Carss Finance LP
5.60%, 1/15/2011 (c)(e)                                                             263                                263
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                  3,095                              3,086
5.60%, 10/15/2012                                                                 1,315                              1,331
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                  1,960                              1,940
                                                                                                     ----------------------
                                                                                                                    13,134
                                                                                                     ----------------------
Beverages - Non-Alcoholic (0.28%)
Bottling Group LLC
4.63%, 11/15/2012                                                                   110                                106
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                                                    345                                340
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                 1,000                                970

Beverages - Non-Alcoholic
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                                  4,000                              4,058
PepsiAmericas Inc
5.75%, 7/31/2012                                                                  1,070                              1,084
                                                                                                     ----------------------
                                                                                                                     6,558
                                                                                                     ----------------------
Beverages - Wine & Spirits (0.16%)
Constellation Brands Inc
7.25%, 5/15/2017 (e)                                                              1,150                              1,075
Diageo Finance BV
5.48%, 3/30/2009 (c)(d)                                                           2,600                              2,604
                                                                                                     ----------------------
                                                                                                                     3,679
                                                                                                     ----------------------
Brewery (0.06%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011 (b)                                                            1,175                              1,360
Coors Brewing Co
6.38%, 5/15/2012                                                                     72                                 74
                                                                                                     ----------------------
                                                                                                                     1,434
                                                                                                     ----------------------
Broadcasting Services & Programming (0.11%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                                  2,300                              2,274
Fisher Communications Inc
8.63%, 9/15/2014                                                                    325                                336
                                                                                                     ----------------------
                                                                                                                     2,610
                                                                                                     ----------------------
Building - Residential & Commercial (0.07%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                1,725                              1,725
                                                                                                     ----------------------

Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                   530                                519
                                                                                                     ----------------------

Building & Construction Products - Miscellaneous (0.22%)
CRH America Inc
6.00%, 9/30/2016                                                                  1,750                              1,723
6.40%, 10/15/2033 (b)                                                               545                                518
Interline Brands Inc
8.13%, 6/15/2014                                                                  1,150                              1,139
USG Corp
6.30%, 11/15/2016                                                                 1,850                              1,828
                                                                                                     ----------------------
                                                                                                                     5,208
                                                                                                     ----------------------
Building Products - Cement & Aggregate (0.38%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(e)                                                       4,295                              4,087
Martin Marietta Materials Inc
5.51%, 4/30/2010 (c)                                                              4,520                              4,519
US Concrete Inc
8.38%, 4/ 1/2014                                                                    500                                480
                                                                                                     ----------------------
                                                                                                                     9,086
                                                                                                     ----------------------
Building Products - Wood (0.06%)
Masco Corp
5.66%, 3/12/2010 (c)                                                              1,335                              1,322
                                                                                                     ----------------------

Cable TV (1.30%)
Cablevision Systems Corp
9.82%, 4/ 1/2009 (c)                                                              1,500                              1,508

Cable TV
CCH I Holdings LLC/CCH I Holdings Capital Co
11.00%, 10/ 1/2015                                                                1,100                              1,097
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (e)                                                                650                                642
Comcast Corp
5.66%, 7/14/2009 (c)                                                              3,650                              3,643
7.05%, 3/15/2033                                                                  2,390                              2,440
COX Communications Inc
5.91%, 12/14/2007 (c)(d)                                                          2,750                              2,755
4.63%, 1/15/2010                                                                    805                                786
6.75%, 3/15/2011                                                                    305                                314
7.13%, 10/ 1/2012                                                                 1,225                              1,278
4.63%, 6/ 1/2013                                                                  1,000                                928
5.50%, 10/ 1/2015                                                                   165                                156
6.45%, 12/ 1/2036 (e)                                                               235                                223
CSC Holdings Inc
7.88%, 12/15/2007                                                                 1,050                              1,050
Echostar DBS Corp
7.00%, 10/ 1/2013                                                                 1,100                              1,056
6.63%, 10/ 1/2014                                                                 1,675                              1,558
Insight Communications Co Inc
12.25%, 2/15/2011 (c)                                                             1,248                              1,292
Kabel Deutschland GmbH
10.63%, 7/ 1/2014                                                                   450                                466
Rogers Cable Inc
7.88%, 5/ 1/2012                                                                  2,450                              2,642
6.75%, 3/15/2015                                                                  3,000                              3,076
Time Warner Cable Inc
6.55%, 5/ 1/2037 (e)                                                              2,710                              2,588
Unity Media GmbH
10.38%, 2/15/2015 (e)                                                             1,200                              1,164
                                                                                                     ----------------------
                                                                                                                    30,662
                                                                                                     ----------------------
Casino Hotels (0.17%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                  1,060                                965
Mandalay Resort Group
10.25%, 8/ 1/2007                                                                 1,020                              1,020
MGM Mirage
6.75%, 4/ 1/2013 (b)                                                              1,200                              1,107
7.63%, 1/15/2017                                                                    500                                465
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (e)                                                               400                                404
                                                                                                     ----------------------
                                                                                                                     3,961
                                                                                                     ----------------------
Casino Services (0.04%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (e)                                                               926                                894
                                                                                                     ----------------------

Cellular Telecommunications (0.92%)
America Movil SAB de CV
5.46%, 6/27/2008 (c)(d)(e)                                                        1,975                              1,973
AT&T Mobility LLC
7.13%, 12/15/2031                                                                   905                                959
Centennial Cellular Corp
10.75%, 12/15/2008 (b)                                                              446                                446
Dobson Cellular Systems Inc
9.88%, 11/ 1/2012                                                                 1,000                              1,069
iPCS Inc
7.48%, 5/ 1/2013 (c)(e)                                                             575                                555
Cellular Telecommunications
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                  2,180                              2,401
Nextel Communications Inc
5.95%, 3/15/2014                                                                  3,125                              2,898
Rogers Wireless Inc
7.25%, 12/15/2012                                                                 1,000                              1,056
6.38%, 3/ 1/2014                                                                  3,185                              3,210
Rural Cellular Corp
8.25%, 3/15/2012                                                                  1,000                              1,025
Vodafone Group PLC
5.70%, 6/15/2011 (c)                                                              1,930                              1,940
5.64%, 2/27/2012 (c)(d)                                                           4,000                              4,006
6.15%, 2/27/2037                                                                    235                                215
                                                                                                     ----------------------
                                                                                                                    21,753
                                                                                                     ----------------------
Chemicals - Diversified (0.49%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                 2,257                              2,359
Huntsman LLC
11.50%, 7/15/2012                                                                 1,515                              1,666
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                   930                                916
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(e)                                                             525                                480
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                 1,135                              1,226
8.00%, 9/15/2014                                                                  1,250                              1,338
8.25%, 9/15/2016                                                                  1,000                              1,095
Nova Chemicals Corp
8.48%, 11/15/2013 (c)                                                             1,250                              1,219
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (b)(e)                                                            325                                318
Reichhold Industries Inc
9.00%, 8/15/2014 (e)                                                                875                                858
                                                                                                     ----------------------
                                                                                                                    11,475
                                                                                                     ----------------------
Chemicals - Specialty (0.15%)
Ferro Corp
9.13%, 1/ 1/2009                                                                    550                                565
Hercules Inc
6.75%, 10/15/2029                                                                   800                                778
Nalco Co
7.75%, 11/15/2011                                                                 1,500                              1,470
NewMarket Corp
7.13%, 12/15/2016                                                                   750                                722
                                                                                                     ----------------------
                                                                                                                     3,535
                                                                                                     ----------------------
Coal (0.09%)
Alpha Natural Resources LLC/Alpha Natural Resources
Capital Corp 10.00%, 6/ 1/2012                                                      595                                607
Massey Energy Co
6.88%, 12/15/2013                                                                   800                                705
Peabody Energy Corp
7.38%, 11/ 1/2016 (b)                                                               725                                709
                                                                                                     ----------------------
                                                                                                                     2,021
                                                                                                     ----------------------
Coatings & Paint (0.09%)
Valspar Corp
5.63%, 5/ 1/2012                                                                    990                                987
6.05%, 5/ 1/2017                                                                  1,045                              1,032
                                                                                                     ----------------------
                                                                                                                     2,019
                                                                                                     ----------------------

                                                                                                     ----------------------
Commercial Banks (1.50%)
BanColombia SA
6.88%, 5/25/2017 (b)                                                              3,080                              2,872
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)                                                          3,575                              3,415
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)                                                           3,575                              3,468
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)                                                           1,595                              1,497
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)                                                              1,920                              1,857
Credit Agricole SA/London
6.64%, 5/31/2049 (c)(e)                                                           2,140                              2,003
Glitnir Banki HF
5.52%, 10/15/2008 (b)(c)(e)                                                       1,500                              1,499
HSBC Holdings PLC
5.25%, 12/12/2012                                                                   300                                291
KeyBank NA
5.38%, 8/ 8/2007 (c)                                                                750                                750
5.51%, 11/ 3/2009 (c)                                                             2,000                              2,003
4.95%, 9/15/2015                                                                    190                                182
Lloyds TSB Group PLC
6.27%, 12/31/2049 (c)(e)                                                          2,800                              2,516
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012 (d)                                                             5,500                              5,500
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                                                   220                                214
Societe Generale
5.92%, 4/29/2049 (b)(c)(e)                                                        1,225                              1,177
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (e)                                                                325                                307
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                                    275                                284
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (c)(e)                                                           1,410                              1,410
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                    385                                412
Woori Bank
6.13%, 5/ 3/2016 (c)(e)                                                           1,700                              1,694
6.21%, 5/ 2/2037 (c)                                                              2,265                              2,128
                                                                                                     ----------------------
                                                                                                                    35,479
                                                                                                     ----------------------
Commercial Services (0.16%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                  1,175                              1,128
8.63%, 4/ 1/2013                                                                  1,350                              1,323
6.63%, 1/ 1/2016                                                                    500                                435
Vertrue Inc
9.25%, 4/ 1/2014                                                                    750                                795
                                                                                                     ----------------------
                                                                                                                     3,681
                                                                                                     ----------------------
Computer Services (0.04%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                    900                                905
                                                                                                     ----------------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                                    100                                103
                                                                                                     ----------------------


Computers - Memory Devices (0.16%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                                   985                                956
6.80%, 10/ 1/2016                                                                 2,965                              2,757
                                                                                                     ----------------------
                                                                                                                     3,713
                                                                                                     ----------------------
Consumer Products - Miscellaneous (0.17%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                  1,225                              1,176
Blyth Inc
7.90%, 10/ 1/2009                                                                 1,300                              1,307
5.50%, 11/ 1/2013                                                                 1,150                                983
Jarden Corp
7.50%, 5/ 1/2017                                                                    500                                450
                                                                                                     ----------------------
                                                                                                                     3,916
                                                                                                     ----------------------
Containers - Metal & Glass (0.41%)
Ball Corp
6.88%, 12/15/2012                                                                 1,000                                990
6.63%, 3/15/2018                                                                    500                                466
Impress Holdings BV
8.48%, 9/15/2013 (c)(e)                                                             750                                750
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                  2,781                              2,816
8.75%, 11/15/2012 (b)                                                               654                                680
6.75%, 12/ 1/2014                                                                   750                                690
Vitro SAB de CV
8.63%, 2/ 1/2012 (e)                                                              2,255                              2,187
9.13%, 2/ 1/2017 (e)                                                              1,085                              1,042
                                                                                                     ----------------------
                                                                                                                     9,621
                                                                                                     ----------------------
Containers - Paper & Plastic (0.19%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                                    800                                768
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                    350                                315
Pactiv Corp
5.88%, 7/15/2012                                                                  2,075                              2,096
6.40%, 1/15/2018                                                                    960                                972
Smurfit-Stone Container Enterprises Inc
8.38%, 7/ 1/2012                                                                    300                                280
                                                                                                     ----------------------
                                                                                                                     4,431
                                                                                                     ----------------------
Credit Card Asset Backed Securities (1.53%)
American Express Credit Account Master Trust
5.55%, 8/15/2011 (c)(e)                                                           1,860                              1,861
5.57%, 9/15/2011 (c)                                                                600                                602
Bank One Issuance Trust
3.59%, 5/17/2010                                                                  1,000                                998
5.64%, 3/15/2012 (c)                                                              3,550                              3,567
Chase Credit Card Master Trust
5.67%, 10/15/2010 (c)                                                             1,550                              1,554
5.65%, 1/17/2011 (c)                                                              3,100                              3,110
5.67%, 2/15/2011 (c)(d)                                                           7,500                              7,533
Citibank Credit Card Issuance Trust
5.54%, 5/20/2011 (c)                                                              2,300                              2,306
Citibank Credit Card Master Trust I
5.65%, 3/10/2011 (c)                                                              1,875                              1,882
First USA Credit Card Master Trust
5.68%, 4/18/2011 (c)                                                              3,650                              3,662
GE Capital Credit Card Master Note Trust
5.50%, 3/15/2015 (c)                                                              3,160                              3,161

Credit Card Asset Backed Securities
MBNA Credit Card Master Note Trust
5.69%, 1/18/2011 (c)(d)                                                           2,500                              2,509
Providian Master Note Trust
5.10%, 11/15/2012 (e)                                                             3,350                              3,346
                                                                                                     ----------------------
                                                                                                                    36,091
                                                                                                     ----------------------
Cruise Lines (0.06%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                 1,500                              1,501
                                                                                                     ----------------------

Data Processing & Management (0.07%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                  1,350                              1,359
Fidelity National Information Services
4.75%, 9/15/2008                                                                    225                                221
                                                                                                     ----------------------
                                                                                                                     1,580
                                                                                                     ----------------------
Dialysis Centers (0.06%)
DaVita Inc
6.63%, 3/15/2013                                                                  1,560                              1,490
                                                                                                     ----------------------

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/ 1/2012                                                                 1,150                              1,127
                                                                                                     ----------------------

Diversified Financial Services (0.11%)
General Electric Capital Corp
4.63%, 9/15/2009                                                                    285                                282
4.25%, 12/ 1/2010 (b)                                                               735                                714
5.65%, 6/ 9/2014                                                                    240                                240
TNK-BP Finance SA
6.63%, 3/20/2017 (e)                                                              1,540                              1,432
                                                                                                     ----------------------
                                                                                                                     2,668
                                                                                                     ----------------------
Diversified Manufacturing Operations (0.18%)
Bombardier Inc
8.00%, 11/15/2014 (e)                                                               750                                742
Carlisle Cos Inc
6.13%, 8/15/2016                                                                  2,200                              2,189
Honeywell International Inc
5.63%, 8/ 1/2012                                                                    500                                504
RBS Global Inc and Rexnord Corp
11.75%, 8/ 1/2016 (b)                                                               750                                750
                                                                                                     ----------------------
                                                                                                                     4,185
                                                                                                     ----------------------
Diversified Minerals (0.08%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                                  1,850                              1,831
                                                                                                     ----------------------

Diversified Operations (0.20%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (c)(e)                                                           3,450                              3,457
Leucadia National Corp
7.13%, 3/15/2017 (e)                                                              1,500                              1,365
                                                                                                     ----------------------
                                                                                                                     4,822
                                                                                                     ----------------------
Drug Delivery Systems (0.16%)
Hospira Inc
5.84%, 3/30/2010 (c)(d)                                                           2,000                              2,005
5.55%, 3/30/2012                                                                  1,720                              1,721
                                                                                                     ----------------------
                                                                                                                     3,726
                                                                                                     ----------------------

E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                                    725                                676
                                                                                                     ----------------------

Electric - Distribution (0.06%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                                  1,700                              1,525
                                                                                                     ----------------------

Electric - Generation (0.48%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                1,201                              1,294
CE Generation LLC
7.42%, 12/15/2018                                                                 1,053                              1,090
Edison Mission Energy
7.20%, 5/15/2019 (e)                                                              2,250                              2,008
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                 2,781                              2,960
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (e)                                                                280                                274
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (e)                                                             2,698                              2,711
Tenaska Oklahoma
6.53%, 12/30/2014 (e)                                                               413                                408
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (e)                                                                486                                490
                                                                                                     ----------------------
                                                                                                                    11,235
                                                                                                     ----------------------
Electric - Integrated (2.55%)
Alabama Power Co
5.55%, 8/25/2009 (c)                                                              1,000                              1,003
AmerenUE
4.65%, 10/ 1/2013                                                                 2,300                              2,150
5.10%, 10/ 1/2019                                                                 1,335                              1,205
Arizona Public Service Co
6.38%, 10/15/2011                                                                 1,000                              1,022
6.50%, 3/ 1/2012                                                                  2,830                              2,908
5.80%, 6/30/2014                                                                    555                                548
6.25%, 8/ 1/2016                                                                  2,100                              2,118
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (b)(e)                                                          1,230                              1,217
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                                    200                                201
Commonwealth Edison Co
6.15%, 3/15/2012                                                                  1,400                              1,420
4.70%, 4/15/2015                                                                  2,740                              2,519
5.95%, 8/15/2016                                                                  1,380                              1,365
5.90%, 3/15/2036                                                                    500                                461
Consumers Energy Co
4.25%, 4/15/2008                                                                    140                                139
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                               600                                585
Dominion Resources Inc/VA
5.66%, 9/28/2007 (c)                                                              1,440                              1,440
5.69%, 5/15/2008                                                                  2,150                              2,153
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                    345                                340
6.11%, 12/ 8/2008 (c)(e)                                                          1,465                              1,469
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                                   350                                349

Electric - Integrated
Exelon Corp
4.45%, 6/15/2010                                                                    575                                558
6.75%, 5/ 1/2011                                                                    355                                366
Georgia Power Co
5.54%, 2/17/2009 (c)                                                              2,650                              2,657
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                                    620                                620
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                                 1,540                              1,586
MidAmerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                   380                                379
3.50%, 5/15/2008                                                                    975                                961
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                    850                                833
Northeast Utilities
3.30%, 6/ 1/2008                                                                    460                                451
Ohio Power Co
5.54%, 4/ 5/2010 (c)(d)                                                           2,870                              2,873
Oncor Electric Delivery Co
5.74%, 9/16/2008 (c)(e)                                                           1,175                              1,176
6.38%, 5/ 1/2012                                                                  3,330                              3,408
7.25%, 1/15/2033                                                                    115                                125
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                                    50                                 51
5.40%, 8/15/2014                                                                    735                                701
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                    500                                506
PSEG Power LLC
3.75%, 4/ 1/2009                                                                  2,750                              2,676
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                    350                                344
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                  3,100                              3,131
6.00%, 5/15/2016                                                                  3,000                              2,925
Southern California Edison Co
5.46%, 2/ 2/2009 (c)(d)                                                           1,325                              1,326
Southern Co
5.30%, 1/15/2012                                                                  1,525                              1,511
Southern Power Co/GA
6.38%, 11/15/2036                                                                 1,435                              1,374
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                 1,000                                970
Texas Competitive Electric Holdings Co
6.13%, 3/15/2008                                                                  3,055                              3,056
Transelec SA
7.88%, 4/15/2011                                                                    650                                687
Virginia Electric & Power Co
4.50%, 12/15/2010                                                                   325                                317
                                                                                                     ----------------------
                                                                                                                    60,180
                                                                                                     ----------------------
Electronic Components - Miscellaneous (0.24%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                    500                                502
Flextronics International Ltd
6.50%, 5/15/2013                                                                  2,000                              1,870
Jabil Circuit Inc
5.88%, 7/15/2010                                                                  2,570                              2,558

Electronic Components - Miscellaneous
NXP BV / NXP Funding LLC
9.50%, 10/15/2015 (b)                                                               800                                694
                                                                                                     ----------------------
                                                                                                                     5,624
                                                                                                     ----------------------
Electronic Components - Semiconductors (0.25%)
Amkor Technology Inc
7.75%, 5/15/2013                                                                    750                                684
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                  1,520                              1,511
Conexant Systems Inc
9.11%, 11/15/2010 (c)                                                             1,000                              1,005
Freescale Semiconductor Inc
8.88%, 12/15/2014 (e)                                                               100                                 91
9.13%, 12/15/2014 (e)                                                               600                                530
9.24%, 12/15/2014 (b)(c)(e)                                                         400                                367
National Semiconductor Corp
5.61%, 6/15/2010 (c)(d)                                                           1,725                              1,725
                                                                                                     ----------------------
                                                                                                                     5,913
                                                                                                     ----------------------
Electronic Connectors (0.06%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                  1,330                              1,335
                                                                                                     ----------------------

Electronics - Military (0.06%)
L-3 Communications Corp
7.63%, 6/15/2012                                                                  1,500                              1,508
                                                                                                     ----------------------

Energy - Alternate Sources (0.03%)
VeraSun Energy Corp
9.38%, 6/ 1/2017 (e)                                                                750                                683
                                                                                                     ----------------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                    740                                728
                                                                                                     ----------------------

Fiduciary Banks (0.01%)
Bank of New York Mellon Corp/The
4.95%, 3/15/2015                                                                    210                                200
                                                                                                     ----------------------

Finance - Auto Loans (0.72%)
AmeriCredit Corp
8.50%, 7/ 1/2015 (e)                                                                800                                768
Ford Motor Credit Co LLC
6.63%, 6/16/2008                                                                  2,500                              2,484
5.80%, 1/12/2009                                                                  2,500                              2,401
7.38%, 10/28/2009                                                                   200                                193
9.75%, 9/15/2010 (c)                                                              1,250                              1,262
9.88%, 8/10/2011                                                                  1,850                              1,873
8.11%, 1/13/2012 (c)                                                                950                                907
7.80%, 6/ 1/2012                                                                  1,000                                952
GMAC LLC
6.31%, 11/30/2007                                                                 1,010                              1,002
6.88%, 9/15/2011                                                                  1,700                              1,581
6.00%, 12/15/2011                                                                 1,815                              1,637
6.63%, 5/15/2012                                                                  2,190                              2,004
                                                                                                     ----------------------
                                                                                                                    17,064
                                                                                                     ----------------------
Finance - Commercial (0.72%)
CIT Group Inc
5.59%, 4/27/2011 (c)                                                              6,200                              6,126

Finance - Commercial
CIT Group Inc (continued)
5.64%, 7/28/2011 (c)                                                              2,000                              1,978
5.61%, 2/13/2012 (c)                                                              1,850                              1,822
Textron Financial Corp
5.49%, 2/25/2011 (c)(d)                                                           5,325                              5,317
6.00%, 2/15/2067 (b)(c)(e)                                                        1,750                              1,656
                                                                                                     ----------------------
                                                                                                                    16,899
                                                                                                     ----------------------
Finance - Consumer Loans (0.68%)
American General Finance Corp
3.88%, 10/ 1/2009                                                                   400                                390
5.64%, 8/17/2011 (c)(d)                                                           3,135                              3,149
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                                   650                                627
HSBC Finance Corp
4.63%, 1/15/2008                                                                    100                                100
4.13%, 12/15/2008 (f)                                                               900                                885
4.13%, 11/16/2009 (f)(g)                                                          1,750                              1,701
5.64%, 11/16/2009 (c)                                                             3,275                              3,291
6.38%, 10/15/2011                                                                   110                                111
7.00%, 5/15/2012                                                                  2,095                              2,200
4.75%, 7/15/2013                                                                    205                                193
SLM Corp
5.52%, 7/26/2010 (c)(d)                                                           3,500                              3,298
                                                                                                     ----------------------
                                                                                                                    15,945
                                                                                                     ----------------------
Finance - Credit Card (0.27%)
Capital One Bank
5.00%, 6/15/2009                                                                  2,165                              2,148
6.50%, 6/13/2013                                                                  2,800                              2,862
5.13%, 2/15/2014                                                                    425                                406
Capital One Capital III
7.69%, 8/15/2036 (b)                                                                895                                856
                                                                                                     ----------------------
                                                                                                                     6,272
                                                                                                     ----------------------
Finance - Investment Banker & Broker (3.36%)
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (c)(d)                                                           4,720                              4,708
5.30%, 10/30/2015                                                                   790                                722
Credit Suisse USA Inc
5.60%, 1/15/2010 (c)                                                              1,500                              1,505
E*Trade Financial Corp
8.00%, 6/15/2011                                                                  1,000                              1,020
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                                    640                                626
6.65%, 5/15/2009                                                                     75                                 77
5.56%, 3/ 2/2010 (c)                                                              1,500                              1,503
5.58%, 8/ 5/2011 (b)(c)                                                           3,500                              3,495
5.54%, 2/ 6/2012 (c)                                                              2,000                              1,952
5.25%, 10/15/2013 (b)                                                             2,690                              2,604
6.45%, 5/ 1/2036 (b)                                                              1,160                              1,099
Jefferies Group Inc
6.45%, 6/ 8/2027                                                                  4,520                              4,311
6.25%, 1/15/2036                                                                  5,530                              5,065
JPMorgan Chase & Co
5.54%, 3/ 9/2009 (c)                                                              2,000                              2,003
6.75%, 2/ 1/2011                                                                  2,675                              2,787
5.25%, 5/ 1/2015                                                                  4,265                              4,128
Lazard Group
7.13%, 5/15/2015                                                                  2,040                              2,082

Finance - Investment Banker & Broker
Lazard Group (continued)
6.85%, 6/15/2017 (e)                                                              1,750                              1,754
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                                 2,035                              1,931
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (c)                                                             3,000                              3,002
5.50%, 5/25/2010                                                                  4,225                              4,209
6.50%, 7/19/2017                                                                  2,500                              2,455
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (c)                                                              2,275                              2,276
5.58%, 2/ 5/2010 (c)                                                              1,500                              1,496
5.56%, 11/ 1/2011 (c)(d)                                                          4,650                              4,614
5.59%, 6/ 5/2012 (c)(d)                                                           2,300                              2,253
6.22%, 9/15/2026                                                                    250                                236
6.11%, 1/29/2037 (b)                                                              1,500                              1,354
Morgan Stanley
5.64%, 1/15/2010 (c)                                                              3,925                              3,930
5.61%, 1/18/2011                                                                  5,675                              5,659
6.75%, 4/15/2011                                                                    640                                663
5.30%, 3/ 1/2013                                                                    455                                447
4.75%, 4/ 1/2014                                                                  1,915                              1,796
5.38%, 10/15/2015                                                                 1,660                              1,603
                                                                                                     ----------------------
                                                                                                                    79,365
                                                                                                     ----------------------
Finance - Leasing Company (0.12%)
International Lease Finance Corp
5.76%, 1/15/2010 (c)                                                              2,000                              2,015
5.65%, 6/ 1/2014                                                                    870                                868
                                                                                                     ----------------------
                                                                                                                     2,883
                                                                                                     ----------------------
Finance - Mortgage Loan/Banker (3.15%)
Countrywide Financial Corp
5.63%, 12/19/2008 (c)(d)                                                          4,165                              4,150
5.80%, 6/ 7/2012                                                                  3,785                              3,639
6.25%, 5/15/2016 (b)                                                              2,095                              1,970
Countrywide Home Loans Inc
5.61%, 11/16/2007 (c)                                                               750                                750
4.25%, 12/19/2007                                                                   240                                238
Fannie Mae
3.70%, 11/ 1/2007                                                                 1,870                              1,862
2.88%, 5/19/2008                                                                    825                                810
5.25%, 1/15/2009 (b)                                                                350                                352
7.25%, 1/15/2010 (b)                                                                250                                263
6.00%, 5/15/2011 (b)                                                                 75                                 77
5.62%, 2/25/2018 (c)                                                              1,008                              1,010
5.57%, 11/25/2022 (c)                                                             1,282                              1,288
5.52%, 1/25/2023 (c)                                                              1,621                              1,628
7.25%, 5/15/2030 (b)                                                              9,400                             11,437
5.62%, 2/25/2032 (c)                                                              2,489                              2,497
5.57%, 3/25/2035 (c)                                                              1,107                              1,108
6.50%, 2/25/2047 (h)                                                              1,910                              1,966
Fannie Mae Whole Loan
5.52%, 5/25/2035 (c)                                                              2,212                              2,218
Freddie Mac
4.75%, 5/ 6/2013                                                                  1,150                              1,117
4.63%, 5/28/2013                                                                    925                                893
5.62%, 6/15/2018 (c)                                                              1,272                              1,276
5.77%, 6/15/2023 (c)                                                              1,553                              1,571
5.72%, 7/15/2023 (c)(d)                                                          11,743                             11,756
5.67%, 2/15/2030 (c)                                                              1,041                              1,045

Finance - Mortgage Loan/Banker
Freddie Mac (continued)
5.67%, 5/15/2030 (c)                                                                866                                867
6.75%, 3/15/2031 (b)                                                                 53                                 61
5.50%, 9/15/2031 (c)                                                              5,025                              4,938
Ginnie Mae
3.96%, 6/16/2031                                                                  3,928                              3,795
1.12%, 2/16/2047 (c)                                                             30,723                              1,921
Residential Capital LLC
5.86%, 6/ 9/2008 (c)(d)                                                           1,500                              1,440
6.46%, 5/22/2009 (c)                                                              3,925                              3,732
6.00%, 2/22/2011                                                                  2,835                              2,613
                                                                                                     ----------------------
                                                                                                                    74,288
                                                                                                     ----------------------
Finance - Other Services (0.16%)
American Real Estate Partners LP/American
Real Estate Finance Corp
8.13%, 6/ 1/2012 (b)                                                              1,000                                960
7.13%, 2/15/2013                                                                    595                                559
Lukoil International Finance BV
6.66%, 6/ 7/2022 (b)(e)                                                           1,360                              1,261
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)                                                          1,000                              1,038
                                                                                                     ----------------------
                                                                                                                     3,818
                                                                                                     ----------------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)                                                              1,400                              1,138
MGIC Investment Corp
5.63%, 9/15/2011                                                                    980                                976
                                                                                                     ----------------------
                                                                                                                     2,114
                                                                                                     ----------------------
Food - Meat Products (0.17%)
Bertin Ltda
10.25%, 10/ 5/2016 (e)                                                            3,810                              4,029
                                                                                                     ----------------------

Food - Miscellaneous/Diversified (0.17%)
Corn Products International Inc
8.45%, 8/15/2009                                                                    470                                495
General Mills Inc
5.49%, 1/22/2010 (c)(d)                                                           3,575                              3,574
                                                                                                     ----------------------
                                                                                                                     4,069
                                                                                                     ----------------------
Food - Retail (0.33%)
Delhaize Group
6.50%, 6/15/2017 (e)                                                              2,120                              2,056
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                   875                                893
Safeway Inc
7.00%, 9/15/2007                                                                    315                                315
5.71%, 3/27/2009 (c)                                                              4,450                              4,453
                                                                                                     ----------------------
                                                                                                                     7,717
                                                                                                     ----------------------
Food - Wholesale & Distribution (0.00%)
Sysco International Co
6.10%, 6/ 1/2012                                                                    100                                103
                                                                                                     ----------------------

Gas - Distribution (0.19%)
SEMCO Energy Inc
7.13%, 5/15/2008                                                                    738                                739
Sempra Energy
5.83%, 5/21/2008 (c)                                                              1,860                              1,860
4.75%, 5/15/2009                                                                    675                                669

Gas - Distribution
Southern Union Co
6.15%, 8/16/2008                                                                  1,315                              1,323
                                                                                                     ----------------------
                                                                                                                     4,591
                                                                                                     ----------------------
Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                                  1,610                              1,567
                                                                                                     ----------------------

Home Equity - Other (7.31%)
ACE Securities Corp
5.53%, 5/25/2035 (c)                                                                 48                                 48
5.53%, 8/25/2035 (c)                                                              5,999                              5,997
5.53%, 9/25/2035 (c)(d)                                                           3,908                              3,909
5.52%, 10/25/2035 (c)                                                             5,100                              5,100
Asset Backed Funding Certificates
5.58%, 2/25/2035 (c)                                                                 28                                 28
5.56%, 7/25/2035 (c)                                                              2,129                              2,126
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (c)(d)                                                             132                                132
5.42%, 7/25/2036 (c)(d)                                                           2,847                              2,842
Bear Stearns Asset Backed Securities Inc
5.59%, 9/25/2035 (c)                                                              8,075                              8,067
5.48%, 8/25/2036 (c)(d)                                                           7,145                              7,085
5.51%, 5/25/2037 (c)(d)                                                           3,200                              3,190
Bear Stearns Asset Backed Securities Trust
5.92%, 3/25/2034 (c)                                                              1,098                              1,071
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (c)                                                                637                                634
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (c)(d)                                                         13,000                             12,964
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                              4,000                              3,927
First NLC Trust
5.65%, 5/25/2035 (c)                                                                792                                784
5.55%, 12/25/2035 (c)(d)                                                          8,511                              8,514
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                 4,850                              4,845
5.81%, 10/25/2036                                                                 1,825                              1,823
6.05%, 12/25/2037 (c)                                                             3,820                              3,833
GSAA Trust
5.46%, 4/25/2047 (c)                                                             10,681                             10,686
HSI Asset Securitization Corp Trust
5.46%, 1/25/2037 (c)(d)                                                           6,548                              6,527
Indymac Residential Asset Backed Trust
5.56%, 8/25/2035 (c)                                                              1,797                              1,796
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (c)(d)                                                           1,870                              1,871
5.56%, 12/25/2035 (c)                                                             1,221                              1,221
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (c)(d)                                                           9,019                              9,019
5.47%, 8/25/2036 (c)                                                              1,850                              1,831
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (c)                                                                111                                111
Morgan Stanley ABS Capital I
6.19%, 12/25/2034 (c)                                                             1,500                              1,435
5.57%, 9/25/2035 (c)                                                              5,500                              5,502
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (c)                                                              9,990                              9,891

Home Equity - Other
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (c)                                                                293                                293
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (c)                                                                351                                351
Option One Mortgage Loan Trust
6.37%, 5/25/2034 (c)                                                              1,250                              1,250
5.56%, 2/25/2035 (c)                                                                 14                                 14
6.32%, 2/25/2035 (c)                                                                600                                586
5.54%, 5/25/2035 (c)                                                                528                                528
5.77%, 3/25/2037 (c)                                                              4,325                              4,136
Residential Asset Securities Corp
6.47%, 3/25/2035 (c)                                                              1,050                                978
5.52%, 5/25/2035 (c)                                                                656                                657
5.52%, 6/25/2035 (c)                                                              1,191                              1,193
5.59%, 7/25/2035 (c)(d)                                                           7,612                              7,616
5.47%, 9/25/2036 (c)                                                              7,900                              7,861
Saxon Asset Securities Trust
7.01%, 3/25/2035 (c)                                                              1,800                              1,774
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (c)(d)                                                           6,450                              6,447
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (c)                                                              4,000                              3,988
5.49%, 7/25/2047 (c)                                                              6,850                              6,798
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (c)                                                              1,140                              1,133
                                                                                                     ----------------------
                                                                                                                   172,412
                                                                                                     ----------------------
Home Equity - Sequential (0.51%)
BNC Mortgage Loan Trust
5.49%, 7/25/2037 (c)(h)                                                           4,405                              4,363
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                  3,850                              3,828
5.51%, 8/25/2036                                                                  3,235                              3,223
Residential Asset Securities Corp
4.70%, 10/25/2031                                                                   638                                633
                                                                                                     ----------------------
                                                                                                                    12,047
                                                                                                     ----------------------
Independent Power Producer (0.11%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                  1,350                              1,303
7.38%, 1/15/2017                                                                    300                                289
Reliant Energy Inc
7.88%, 6/15/2017 (b)                                                              1,000                                950
                                                                                                     ----------------------
                                                                                                                     2,542
                                                                                                     ----------------------
Industrial (0.07%)
Union Pacific Corp
5.65%, 5/ 1/2017                                                                  1,805                              1,752
                                                                                                     ----------------------

Industrial Automation & Robots (0.10%)
Intermec Inc
7.00%, 3/15/2008                                                                  2,500                              2,481
                                                                                                     ----------------------

Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008                                                                    235                                237
                                                                                                     ----------------------


Insurance Brokers (0.17%)
Willis North America Inc
6.20%, 3/28/2017                                                                  3,950                              3,941
                                                                                                     ----------------------

Investment Companies (0.16%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (e)                                                              1,700                              1,677
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (c)(e)                                                          2,150                              2,153
                                                                                                     ----------------------
                                                                                                                     3,830
                                                                                                     ----------------------
Investment Management & Advisory Services (0.13%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                    55                                 55
7.52%, 6/ 1/2066 (c)                                                              3,020                              3,057
                                                                                                     ----------------------
                                                                                                                     3,112
                                                                                                     ----------------------
Leisure & Recreation Products (0.07%)
K2 Inc
7.38%, 7/ 1/2014                                                                  1,500                              1,575
                                                                                                     ----------------------

Life & Health Insurance (1.05%)
Cigna Corp
7.00%, 1/15/2011                                                                    175                                183
6.15%, 11/15/2036                                                                 1,640                              1,546
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)                                                           2,855                              2,888
Hartford Life Global Funding Trusts
5.53%, 9/15/2009 (c)                                                              3,475                              3,487
Lincoln National Corp
5.47%, 4/ 6/2009 (c)(d)                                                           4,200                              4,207
6.05%, 4/20/2067 (c)                                                              1,345                              1,258
Pacific Life Global Funding
5.59%, 6/22/2011 (c)(e)                                                           2,500                              2,504
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                                 1,065                              1,126
Stingray Pass-Through Trust
5.90%, 1/12/2015 (e)                                                              3,000                              2,617
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (c)(e)                                                           1,750                              1,753
Unum Group
6.00%, 5/15/2008                                                                  2,200                              2,204
5.86%, 5/15/2009                                                                  1,050                              1,057
                                                                                                     ----------------------
                                                                                                                    24,830
                                                                                                     ----------------------
Machinery - Construction & Mining (0.04%)
Terex Corp
7.38%, 1/15/2014                                                                    900                                882
                                                                                                     ----------------------

Machinery - Farm (0.09%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                  2,000                              2,100
                                                                                                     ----------------------

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC
10.00%, 7/15/2014 (e)                                                               475                                489
                                                                                                     ----------------------

Machinery - Material Handling (0.02%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                   500                                518
                                                                                                     ----------------------

Medical - Biomedical/Gene (0.12%)
Amgen Inc
5.85%, 6/ 1/2017 (e)                                                              3,000                              2,951
                                                                                                     ----------------------

Medical - Drugs (0.30%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)                                                             1,800                              1,823
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013                                                                   600                                591
9.48%, 12/ 1/2013 (b)                                                             2,570                              2,493
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                  1,475                              1,359
Valeant Pharmaceuticals International
7.00%, 12/15/2011                                                                   900                                855
                                                                                                     ----------------------
                                                                                                                     7,121
                                                                                                     ----------------------
Medical - HMO (0.86%)
Centene Corp
7.25%, 4/ 1/2014                                                                    750                                713
Coventry Health Care Inc
5.88%, 1/15/2012                                                                  3,042                              3,033
5.95%, 3/15/2017                                                                  1,725                              1,644
Health Net Inc
6.38%, 6/ 1/2017                                                                  4,690                              4,646
Humana Inc
6.45%, 6/ 1/2016                                                                    325                                328
UnitedHealth Group Inc
5.54%, 6/21/2010 (c)(e)                                                           3,340                              3,340
6.00%, 6/15/2017 (e)                                                              2,340                              2,345
WellPoint Inc
5.85%, 1/15/2036                                                                  2,605                              2,362
6.38%, 6/15/2037                                                                  1,900                              1,861
                                                                                                     ----------------------
                                                                                                                    20,272
                                                                                                     ----------------------
Medical - Hospitals (0.08%)
Community Health Systems Inc
8.88%, 7/15/2015 (e)(i)                                                             900                                874
HCA Inc
9.25%, 11/15/2016 (e)                                                               950                                943
                                                                                                     ----------------------
                                                                                                                     1,817
                                                                                                     ----------------------
Medical - Wholesale Drug Distribution (0.36%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                  2,175                              2,130
Cardinal Health Inc
5.63%, 10/ 2/2009 (c)(e)                                                          3,800                              3,803
5.65%, 6/15/2012 (e)                                                              2,545                              2,556
                                                                                                     ----------------------
                                                                                                                     8,489
                                                                                                     ----------------------
Medical Instruments (0.08%)
Accellent Inc
10.50%, 12/ 1/2013                                                                  530                                509
Boston Scientific Corp
6.00%, 6/15/2011                                                                  1,515                              1,461
                                                                                                     ----------------------
                                                                                                                     1,970
                                                                                                     ----------------------
Medical Laboratory & Testing Service (0.03%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                                    595                                604
                                                                                                     ----------------------


Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                  1,730                              1,734
                                                                                                     ----------------------

Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                                  1,040                              1,076
                                                                                                     ----------------------

Metal - Diversified (0.13%)
Falconbridge Ltd
7.35%, 6/ 5/2012 (b)                                                                500                                535
7.25%, 7/15/2012                                                                    630                                672
5.38%, 6/ 1/2015                                                                    640                                616
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                                  1,275                              1,336
                                                                                                     ----------------------
                                                                                                                     3,159
                                                                                                     ----------------------
Metal Processors & Fabrication (0.11%)
Commercial Metals Co
6.50%, 7/15/2017                                                                  2,155                              2,191
Trimas Corp
9.88%, 6/15/2012 (b)                                                                447                                445
                                                                                                     ----------------------
                                                                                                                     2,636
                                                                                                     ----------------------
Money Center Banks (0.21%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                                  2,705                              2,475
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)                                                          2,580                              2,417
                                                                                                     ----------------------
                                                                                                                     4,892
                                                                                                     ----------------------
Mortgage Backed Securities (24.02%)
ACT Depositor Corp
5.62%, 9/22/2041 (c)(e)                                                           6,249                              6,233
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (c)                                                                753                                758
5.60%, 6/25/2035 (c)(d)                                                           3,565                              3,568
5.10%, 11/25/2035 (c)                                                             1,600                              1,594
5.59%, 8/25/2036 (c)(d)                                                           7,356                              7,384
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                              3,750                              3,670
0.15%, 7/10/2042                                                                277,130                              2,884
0.08%, 7/10/2043 (c)(e)                                                         159,711                              1,925
4.86%, 7/10/2043                                                                  3,000                              2,823
4.97%, 7/10/2043                                                                  1,890                              1,724
5.33%, 9/10/2045                                                                  4,775                              4,745
5.31%, 10/10/2045 (c)                                                             3,920                              3,877
5.84%, 6/10/2049 (c)(h)                                                           4,000                              3,906
Banc of America Funding Corp
5.40%, 7/20/2036 (c)                                                              1,368                              1,366
5.60%, 7/20/2036 (c)(d)                                                           8,123                              8,101
5.50%, 4/25/2037 (c)(d)                                                           3,200                              3,192
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                                855                                841
5.08%, 8/25/2035 (c)                                                              2,265                              2,267
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (c)                                                                575                                575
5.48%, 11/25/2036 (c)(d)                                                          1,477                              1,479
5.49%, 4/25/2037 (c)(d)                                                           1,090                              1,091
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (c)(d)                                                           4,067                              4,058

Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Inc
0.52%, 5/11/2039 (c)(e)                                                           6,786                                107
3.24%, 2/11/2041                                                                    946                                926
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (c)(d)(h)                                                        9,588                              9,572
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (c)(d)                                                           2,212                              2,216
5.57%, 5/20/2045 (c)                                                              1,205                              1,206
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                 4,000                              4,168
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (c)                                                            71,767                              1,875
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (c)                                                           118,461                              2,648
0.04%, 12/11/2049 (c)(e)                                                        121,010                              1,147
0.34%, 12/11/2049 (c)                                                            98,890                              1,773
0.38%, 12/11/2049 (c)(e)                                                        228,068                              6,155
Commercial Mortgage Pass Through Certificates
5.03%, 5/10/2043 (c)                                                              2,000                              1,854
0.05%, 12/10/2046 (c)                                                            61,477                                785
5.25%, 12/10/2046                                                                 3,500                              3,451
Countrywide Alternative Loan Trust
5.54%, 5/25/2035 (c)                                                                 34                                 34
6.33%, 7/20/2035 (c)(h)                                                           1,377                              1,378
5.74%, 12/25/2035 (c)(d)                                                          4,919                              4,933
5.49%, 6/25/2036 (c)(d)                                                           9,400                              9,415
5.60%, 6/25/2036 (c)(d)                                                           7,473                              7,497
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (c)                                                             1,197                              1,196
5.59%, 1/25/2036 (c)                                                              6,000                              5,986
Countrywide Home Loan Mortgage Pass Through
Certificates
4.50%, 1/25/2033                                                                     14                                 14
4.59%, 12/19/2033 (c)                                                             1,000                                962
5.52%, 4/25/2046 (c)(d)                                                           7,117                              7,109
5.62%, 4/25/2046 (c)(d)                                                          10,886                             10,938
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (c)                                                              2,990                              2,986
0.59%, 9/15/2039 (e)                                                             78,690                              2,239
0.07%, 12/15/2039                                                                20,198                                357
0.67%, 12/15/2039 (c)                                                            94,560                              3,122
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(e)                                                          1,589                              1,590
6.25%, 12/16/2035                                                                 6,196                              6,191
1.17%, 3/15/2036 (c)(e)                                                           9,035                                243
0.40%, 5/15/2036 (c)(e)                                                          12,343                                133
0.61%, 7/15/2036 (c)(e)                                                          13,176                                236
5.11%, 7/15/2036 (c)                                                              2,450                              2,360
0.15%, 11/15/2037 (c)(e)                                                         22,638                                467
7.65%, 9/15/2041 (c)                                                                470                                492
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                  5,220                              5,131
Deutsche ALT-A Securities Inc Alternate Mortgage Loan Trust
5.50%, 4/25/2036 (c)                                                              8,275                              8,283
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                    700                                744
6.14%, 2/12/2034                                                                    150                                154
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014                                                                164,370                              2,061
5.61%, 4/10/2017 (c)                                                              7,360                              7,127
Mortgage Backed Securities
GE Capital Commercial Mortgage Corp (continued)
0.59%, 3/10/2040 (c)(e)                                                          20,482                                348
4.98%, 5/10/2043 (c)                                                              5,780                              5,476
GMAC Commercial Mortgage Securities Inc
0.81%, 3/10/2038 (c)(e)                                                           9,753                                234
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)                                                                910                                912
5.62%, 6/25/2045 (c)                                                                821                                823
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017                                                                  2,443                              2,346
0.31%, 6/10/2036 (c)(e)                                                         101,420                                983
5.91%, 7/10/2038 (c)                                                              3,320                              3,327
0.32%, 3/10/2039 (c)(e)                                                          67,805                              1,605
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                                37,968                              1,617
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (c)(d)                                                          1,320                              1,321
5.58%, 8/25/2046 (c)(d)                                                           4,735                              4,747
Harborview Mortgage Loan Trust
5.56%, 5/19/2047 (c)(d)                                                           8,548                              8,575
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (c)                                                              4,185                              4,185
Impac CMB Trust
6.32%, 10/25/2033 (c)                                                               398                                398
5.70%, 1/25/2035 (c)                                                                764                                764
5.63%, 4/25/2035 (c)                                                                738                                738
5.75%, 4/25/2035 (c)                                                                533                                533
5.62%, 8/25/2035 (c)                                                                871                                872
5.83%, 8/25/2035 (c)                                                              2,808                              2,816
5.57%, 4/25/2037 (c)(h)                                                           6,046                              6,046
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (c)                                                             1,032                              1,043
5.48%, 3/25/2037 (c)(d)                                                           4,000                              4,002
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (c)                                                                507                                508
5.55%, 4/25/2035 (c)                                                                956                                959
5.65%, 4/25/2035 (c)                                                                667                                669
5.58%, 6/25/2035 (c)(d)                                                           7,860                              7,869
5.43%, 7/25/2035 (c)                                                              5,997                              5,938
5.62%, 8/25/2035 (c)                                                              1,319                              1,322
5.50%, 1/25/2037 (c)(d)                                                           3,744                              3,735
5.56%, 4/25/2037 (c)(h)                                                           7,066                              7,054
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (c)                                                              7,458                              7,468
JP Morgan Chase Commercial Mortgage Securities
0.51%, 10/12/2035 (c)(e)                                                         24,464                                855
5.02%, 1/12/2037                                                                    755                                706
5.12%, 9/12/2037 (c)                                                              1,300                              1,195
0.57%, 10/12/2037 (c)(e)                                                         41,546                              1,696
1.11%, 1/12/2039 (c)(e)                                                           9,815                                301
5.45%, 6/12/2041 (c)                                                              4,005                              3,900
0.23%, 1/15/2042 (c)(e)                                                          25,393                                443
4.78%, 7/15/2042                                                                  4,170                              3,872
5.59%, 5/12/2045 (c)                                                              2,765                              2,688
5.44%, 5/15/2045 (c)                                                              4,825                              4,649
5.62%, 5/15/2045 (c)                                                              1,350                              1,264
5.30%, 5/15/2047 (c)                                                              5,255                              5,178
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                  2,623                              2,613
Mortgage Backed Securities
JP Morgan Mortgage Trust (continued)
4.95%, 11/25/2035 (c)                                                             6,840                              6,731
5.30%, 4/25/2036 (c)                                                              3,155                              3,161
5.83%, 6/25/2036 (c)                                                              5,656                              5,656
5.98%, 6/25/2036 (c)                                                              1,588                              1,589
5.95%, 8/25/2036 (c)                                                              8,600                              8,667
6.00%, 8/25/2036 (c)                                                              3,323                              3,312
5.57%, 10/25/2036 (c)                                                             9,732                              9,649
5.72%, 4/25/2037 (c)(h)                                                           2,900                              2,886
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                                                    259                                258
6.37%, 12/15/2028                                                                   400                                411
5.74%, 6/15/2032                                                                  3,465                              3,488
0.61%, 3/15/2034 (c)(e)                                                          60,838                                600
0.33%, 3/15/2036 (c)(e)                                                           7,142                                199
1.12%, 3/15/2036 (c)(e)                                                           5,962                                160
0.69%, 8/15/2036 (c)(e)                                                          10,275                                180
5.41%, 9/15/2039 (c)                                                              1,200                              1,151
0.48%, 2/15/2040 (c)                                                             14,903                                513
5.46%, 2/15/2040 (c)                                                                200                                191
0.18%, 7/15/2040 (e)                                                             72,701                              1,574
Lehman XS Trust
5.54%, 6/25/2047 (c)(h)                                                          10,559                             10,559
Luminent Mortgage Trust
5.51%, 5/25/2046 (c)(d)                                                           3,297                              3,298
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (c)(h)                                                           8,225                              8,225
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (c)                                                                380                                379
5.67%, 8/25/2036 (c)                                                                437                                437
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                  4,170                              4,125
5.61%, 5/12/2039 (c)                                                              4,065                              4,082
5.66%, 5/12/2039 (c)                                                              5,725                              5,652
0.52%, 2/12/2042 (c)                                                             25,594                                313
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                              2,570                              2,472
0.55%, 8/12/2048 (c)                                                             41,009                              1,697
0.06%, 12/12/2049 (c)                                                            36,912                                559
0.67%, 12/12/2049 (c)                                                           134,727                              4,379
5.11%, 12/12/2049 (c)                                                             4,085                              4,006
Morgan Stanley Capital I
7.11%, 4/15/2033                                                                     97                                 99
0.43%, 4/14/2040 (e)                                                             16,510                                270
1.01%, 1/13/2041 (c)(e)                                                           6,692                                203
5.54%, 5/24/2043 (c)(e)(h)                                                        4,600                              4,596
0.04%, 12/15/2043 (c)(e)                                                         43,837                                602
5.70%, 8/25/2046 (c)(d)(h)                                                        5,500                              5,380
5.81%, 4/12/2049 (h)                                                              4,365                              4,235
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                     21                                 21
6.20%, 7/15/2033                                                                    101                                101
0.72%, 4/15/2034 (c)(e)                                                           2,909                                 36
Nationslink Funding Corp
7.23%, 6/20/2031                                                                     95                                 96
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (c)                                                                490                                491
Residential Accredit Loans Inc
5.47%, 2/25/2037 (c)(h)                                                           3,683                              3,683
Mortgage Backed Securities
Residential Accredit Loans Inc (continued)
5.51%, 7/25/2037 (c)(h)                                                           9,550                              9,542
Sequoia Mortgage Trust
5.68%, 2/20/2034 (c)(d)                                                           3,541                              3,541
5.55%, 2/20/2035 (c)                                                                890                                891
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                                677                                658
5.55%, 12/25/2035 (c)                                                               190                                190
5.55%, 3/25/2036 (c)                                                              1,266                              1,266
Structured Adjustable Rate Mortgage Loan
5.51%, 7/25/2037 (c)(h)                                                           8,614                              8,614
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (c)                                                              2,300                              2,274
6.02%, 8/25/2034 (c)                                                              4,133                              4,142
5.57%, 3/25/2035 (c)                                                                708                                710
5.25%, 12/25/2035                                                                 2,231                              2,219
5.25%, 2/25/2036 (c)                                                              3,085                              3,068
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (c)                                                                861                                864
5.63%, 9/25/2045 (c)                                                              1,264                              1,267
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                              5,000                              4,939
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (c)                                                             3,741                              3,742
5.63%, 6/25/2044 (c)                                                              3,920                              3,922
Wachovia Bank Commercial Mortgage Trust
0.21%, 11/15/2035 (e)                                                            65,831                                693
0.42%, 10/15/2041 (c)(e)                                                         54,522                                826
0.26%, 3/15/2042 (c)(e)                                                          96,605                              1,006
4.94%, 4/15/2042                                                                  5,535                              5,227
5.25%, 12/15/2043                                                                 3,550                              3,483
4.52%, 5/15/2044                                                                  3,665                              3,569
5.69%, 3/15/2045 (c)                                                              1,569                              1,509
5.80%, 7/15/2045                                                                  5,000                              4,932
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (c)(d)                                                          6,321                              6,319
3.97%, 3/25/2033                                                                    497                                494
3.80%, 6/25/2034 (c)                                                              1,345                              1,309
4.68%, 5/25/2035 (c)                                                                945                                929
5.70%, 6/25/2037 (c)                                                              2,459                              2,453
5.79%, 7/25/2044 (c)                                                                767                                769
5.63%, 1/25/2045 (c)                                                                681                                682
5.69%, 1/25/2045 (c)(d)                                                           1,284                              1,289
5.72%, 1/25/2045 (c)(d)                                                          10,754                             10,792
5.85%, 1/25/2045 (c)                                                              2,249                              2,251
5.55%, 4/25/2045 (c)                                                                502                                502
5.59%, 4/25/2045 (c)                                                                502                                503
5.61%, 7/25/2045 (c)                                                              1,157                              1,159
5.57%, 11/25/2045 (c)                                                             1,889                              1,892
5.70%, 11/25/2045 (c)(d)                                                          8,462                              8,474
5.54%, 8/25/2046 (c)(d)                                                           2,500                              2,501
Washington Mutual Alternative Mortgage
5.50%, 1/25/2047 (c)                                                              5,750                              5,746
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (e)                                                              2,464                              2,389
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                              3,056                              3,007

Mortgage Backed Securities
Wells Fargo Mortgage Backed Securities (continued)
4.99%, 10/25/2035 (c)                                                             1,981                              1,974
                                                                                                     ----------------------
                                                                                                                   566,815
                                                                                                     ----------------------
Mortgage Securities (0.21%)
Ginnie Mae
4.51%, 10/16/2028 (c)                                                             3,308                              3,250
0.85%, 3/16/2047 (c)                                                             27,065                              1,733
                                                                                                     ----------------------
                                                                                                                     4,983
                                                                                                     ----------------------
Multi-Line Insurance (0.63%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(c)                                                           2,800                              2,652
AXA SA
6.38%, 12/29/2049 (c)(e)                                                            910                                778
6.46%, 12/31/2049 (b)(c)(e)                                                         910                                811
CNA Financial Corp
6.00%, 8/15/2011                                                                  1,875                              1,890
Genworth Financial Inc
6.15%, 11/15/2066 (c)                                                             2,650                              2,418
ING Groep NV
5.78%, 12/ 8/2035                                                                 3,125                              3,005
Metropolitan Life Global Funding I
5.51%, 3/17/2009 (c)(e)                                                           1,625                              1,628
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (c)                                                             1,885                              1,682
                                                                                                     ----------------------
                                                                                                                    14,864
                                                                                                     ----------------------
Multimedia (0.64%)
CanWest MediaWorks Inc
8.00%, 9/15/2012                                                                    500                                480
News America Inc
6.63%, 1/ 9/2008                                                                  1,875                              1,881
6.20%, 12/15/2034                                                                   955                                877
Time Warner Inc
5.59%, 11/13/2009 (c)                                                             3,200                              3,202
Viacom Inc
5.71%, 6/16/2009 (c)(d)                                                           3,650                              3,662
5.75%, 4/30/2011                                                                  1,140                              1,136
Walt Disney Co/The
5.46%, 9/10/2009 (c)(d)                                                           3,950                              3,956
                                                                                                     ----------------------
                                                                                                                    15,194
                                                                                                     ----------------------
Music (0.04%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                  1,000                                895
                                                                                                     ----------------------

Mutual Insurance (0.08%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (b)(c)(e)                                                        2,000                              1,815
                                                                                                     ----------------------

Non-Hazardous Waste Disposal (0.19%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                  2,214                              2,300
Oakmont Asset Trust
4.51%, 12/22/2008 (e)                                                             1,600                              1,581
Waste Management Inc
5.00%, 3/15/2014                                                                     10                                  9

Non-Hazardous Waste Disposal
WCA Waste Corp
9.25%, 6/15/2014                                                                    575                                578
                                                                                                     ----------------------
                                                                                                                     4,468
                                                                                                     ----------------------
Office Automation & Equipment (0.19%)
Xerox Corp
5.50%, 5/15/2012                                                                  1,895                              1,863
6.40%, 3/15/2016                                                                    775                                769
6.75%, 2/ 1/2017                                                                  1,720                              1,747
                                                                                                     ----------------------
                                                                                                                     4,379
                                                                                                     ----------------------
Office Furnishings - Original (0.06%)
Steelcase Inc
6.50%, 8/15/2011                                                                  1,290                              1,320
                                                                                                     ----------------------

Oil - Field Services (0.52%)
BJ Services Co
5.53%, 6/ 1/2008 (c)                                                              3,875                              3,879
Halliburton Co
5.50%, 10/15/2010                                                                 1,655                              1,659
Hanover Compressor Co
8.63%, 12/15/2010                                                                 1,000                              1,052
Hanover Equipment Trust
8.50%, 9/ 1/2008 (c)                                                                818                                818
8.75%, 9/ 1/2011                                                                  2,465                              2,539
Smith International Inc
6.00%, 6/15/2016 (b)                                                              1,420                              1,437
Weatherford International Inc
6.80%, 6/15/2037 (e)                                                                930                                950
                                                                                                     ----------------------
                                                                                                                    12,334
                                                                                                     ----------------------
Oil & Gas Drilling (0.14%)
Transocean Inc
5.56%, 9/ 5/2008 (c)(d)                                                           3,400                              3,399
                                                                                                     ----------------------

Oil Company - Exploration & Production (1.90%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (c)                                                              4,075                              4,079
6.45%, 9/15/2036                                                                  3,090                              2,984
Apache Corp
5.25%, 4/15/2013                                                                  2,905                              2,860
6.00%, 1/15/2037                                                                  1,040                                994
Canadian Natural Resources Ltd
6.25%, 3/15/2038                                                                  1,970                              1,883
Chesapeake Energy Corp
7.50%, 9/15/2013 (b)                                                              1,750                              1,761
7.75%, 1/15/2015                                                                  1,200                              1,212
Citic Resources Finance Ltd
6.75%, 5/15/2014 (e)                                                              1,250                              1,178
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                   900                                841
EnCana Corp
6.30%, 11/ 1/2011                                                                   175                                180
Husky Oil Co
7.55%, 11/15/2016                                                                   325                                359
Newfield Exploration Co
7.45%, 10/15/2007                                                                 2,850                              2,850
6.63%, 9/ 1/2014 (b)                                                              1,860                              1,776
Nexen Inc
5.05%, 11/20/2013                                                                 5,070                              4,842

Oil Company - Exploration & Production
Nexen Inc (continued)
7.88%, 3/15/2032                                                                    500                                575
6.40%, 5/15/2037                                                                  1,825                              1,762
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                   460                                458
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (b)                                                             1,170                              1,260
7.38%, 12/15/2014                                                                   150                                159
PetroHawk Energy Corp
9.13%, 7/15/2013                                                                    650                                669
Plains Exploration & Production Co
7.75%, 6/15/2015                                                                  1,400                              1,309
Stone Energy Corp
8.11%, 7/15/2010 (c)(e)                                                           1,000                                998
Swift Energy Co
7.63%, 7/15/2011                                                                    415                                409
7.13%, 6/ 1/2017                                                                  3,405                              3,150
XTO Energy Inc
7.50%, 4/15/2012                                                                    190                                204
5.90%, 8/ 1/2012                                                                  2,000                              2,023
6.25%, 4/15/2013                                                                    235                                240
5.65%, 4/ 1/2016                                                                  1,145                              1,117
6.10%, 4/ 1/2036 (b)                                                              2,935                              2,758
                                                                                                     ----------------------
                                                                                                                    44,890
                                                                                                     ----------------------
Oil Company - Integrated (0.21%)
ConocoPhillips Holding Co
6.95%, 4/15/2029                                                                    100                                109
Husky Energy Inc
6.25%, 6/15/2012                                                                  1,125                              1,153
6.15%, 6/15/2019                                                                  1,240                              1,229
Petrobras International Finance Co
8.38%, 12/10/2018                                                                   600                                671
Petro-Canada
5.95%, 5/15/2035                                                                  1,210                              1,122
Petronas Capital Ltd
7.88%, 5/22/2022 (e)                                                                545                                643
                                                                                                     ----------------------
                                                                                                                     4,927
                                                                                                     ----------------------
Oil Field Machinery & Equipment (0.04%)
Complete Production Services Inc
8.00%, 12/15/2016                                                                 1,000                                960
                                                                                                     ----------------------

Oil Refining & Marketing (0.59%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                 1,095                              1,091
6.38%, 2/ 1/2013                                                                    775                                799
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                                  1,675                              1,732
9.50%, 2/ 1/2013                                                                  1,900                              2,011
Tesoro Corp
6.25%, 11/ 1/2012                                                                 3,415                              3,296
6.63%, 11/ 1/2015                                                                 1,115                              1,070
6.50%, 6/ 1/2017 (e)                                                              1,475                              1,394
Valero Energy Corp
4.75%, 6/15/2013                                                                    957                                882
6.63%, 6/15/2037                                                                  1,725                              1,717
                                                                                                     ----------------------
                                                                                                                    13,992
                                                                                                     ----------------------

Paper & Related Products (0.17%)
Alto Parana SA
6.38%, 6/ 9/2017 (e)                                                              2,290                              2,302
Bowater Inc
8.36%, 3/15/2010 (c)                                                              1,200                              1,134
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                    205                                194
Neenah Paper Inc
7.38%, 11/15/2014                                                                   400                                376
                                                                                                     ----------------------
                                                                                                                     4,006
                                                                                                     ----------------------
Pharmacy Services (0.22%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                  3,285                              3,484
Omnicare Inc
6.75%, 12/15/2013                                                                   250                                229
6.88%, 12/15/2015                                                                 1,600                              1,444
                                                                                                     ----------------------
                                                                                                                     5,157
                                                                                                     ----------------------
Physician Practice Management (0.06%)
US Oncology Inc
9.00%, 8/15/2012                                                                    600                                597
10.75%, 8/15/2014                                                                   800                                808
                                                                                                     ----------------------
                                                                                                                     1,405
                                                                                                     ----------------------
Pipelines (1.08%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                    540                                514
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                                    250                                239
El Paso Natural Gas Co
5.95%, 4/15/2017 (e)                                                              1,115                              1,081
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                    388                                380
5.95%, 6/ 1/2033                                                                    150                                135
Enbridge Inc
5.80%, 6/15/2014                                                                  2,600                              2,575
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                                                  1,000                                981
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                  1,000                                905
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                    350                                345
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                                 1,295                              1,295
5.95%, 4/15/2017 (e)                                                              1,345                              1,264
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                  2,150                              2,172
6.65%, 10/ 1/2036                                                                 2,190                              2,161
Pacific Energy
6.25%, 9/15/2015                                                                  4,500                              4,396
Southern Natural Gas Co
5.90%, 4/ 1/2017 (e)                                                              1,805                              1,744
TEPPCO Partners LP
7.63%, 2/15/2012                                                                  1,080                              1,158
TransCanada Pipelines Ltd
6.35%, 5/15/2067 (c)                                                              2,840                              2,658
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(e)                                                           1,700                              1,534
                                                                                                     ----------------------
                                                                                                                    25,537
                                                                                                     ----------------------

Poultry (0.07%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                  1,000                              1,020
7.63%, 5/ 1/2015                                                                    625                                603
                                                                                                     ----------------------
                                                                                                                     1,623
                                                                                                     ----------------------
Printing - Commercial (0.08%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                    750                                716
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                   650                                657
Valassis Communications Inc
8.25%, 3/ 1/2015 (b)(e)                                                             750                                637
                                                                                                     ----------------------
                                                                                                                     2,010
                                                                                                     ----------------------
Private Corrections (0.07%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                                  1,750                              1,750
                                                                                                     ----------------------

Property & Casualty Insurance (0.40%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                  1,465                              1,545
Chubb Corp
6.38%, 3/29/2067 (b)(c)                                                           2,005                              1,931
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017 (e)(i)                                                           1,000                                960
Markel Corp
7.35%, 8/15/2034                                                                    135                                138
Progressive Corp/The
6.70%, 6/15/2037                                                                  1,700                              1,630
Travelers Cos Inc/The
6.25%, 3/15/2067 (c)                                                              1,730                              1,626
WR Berkley Corp
6.25%, 2/15/2037                                                                  1,820                              1,697
                                                                                                     ----------------------
                                                                                                                     9,527
                                                                                                     ----------------------
Publishing - Newspapers (0.01%)
Block Communications Inc
8.25%, 12/15/2015 (e)                                                               350                                345
                                                                                                     ----------------------

Publishing - Periodicals (0.27%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                4,000                              4,265
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013                                                                    500                                525
Idearc Inc
8.00%, 11/15/2016                                                                 1,550                              1,469
                                                                                                     ----------------------
                                                                                                                     6,259
                                                                                                     ----------------------
Quarrying (0.04%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(c)                                                           1,000                                995
                                                                                                     ----------------------

Radio (0.04%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                                  1,000                                955
                                                                                                     ----------------------

Real Estate Operator & Developer (0.21%)
Duke Realty LP
5.63%, 8/15/2011                                                                    980                                980
ERP Operating LP
5.75%, 6/15/2017                                                                  1,905                              1,847
Real Estate Operator & Developer
Regency Centers LP
8.45%, 9/ 1/2010                                                                    940                              1,024
5.88%, 6/15/2017                                                                  1,235                              1,225
                                                                                                     ----------------------
                                                                                                                     5,076
                                                                                                     ----------------------
Regional Banks (1.33%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (c)                                                              3,640                              3,414
BAC Capital Trust XIV
5.63%, 3/15/2043 (c)                                                              2,385                              2,267
Capital One Financial Corp
5.64%, 9/10/2009 (c)(d)                                                           3,500                              3,502
5.70%, 9/15/2011                                                                  1,570                              1,560
Fifth Third Bancorp
3.38%, 8/15/2008                                                                    350                                342
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                                 1,000                              1,041
Keycorp
5.42%, 5/26/2009 (c)(d)                                                           3,000                              3,002
PNC Funding Corp
5.50%, 1/31/2012 (c)(d)                                                           4,625                              4,623
5.25%, 11/15/2015                                                                   980                                942
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)                                                             1,580                              1,553
Wachovia Corp
5.63%, 12/15/2008                                                                   865                                868
6.38%, 2/ 1/2009                                                                    365                                370
Wells Fargo & Co
5.42%, 9/28/2007 (c)                                                              1,160                              1,160
3.12%, 8/15/2008                                                                    465                                452
4.00%, 9/10/2012 (c)                                                              2,500                              2,495
Wells Fargo Capital X
5.95%, 12/15/2036 (g)                                                             4,310                              3,884
                                                                                                     ----------------------
                                                                                                                    31,475
                                                                                                     ----------------------
Reinsurance (0.33%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                  3,350                              3,191
PartnerRe Finance II
6.44%, 12/ 1/2066 (c)                                                             1,320                              1,213
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017 (b)                                                              3,170                              3,322
                                                                                                     ----------------------
                                                                                                                     7,726
                                                                                                     ----------------------
REITS - Apartments (0.20%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                                    750                                780
AvalonBay Communities Inc
5.50%, 1/15/2012 (b)                                                              1,785                              1,780
BRE Properties Inc
5.50%, 3/15/2017                                                                  1,740                              1,673
UDR Inc
6.50%, 6/15/2009                                                                    395                                405
                                                                                                     ----------------------
                                                                                                                     4,638
                                                                                                     ----------------------
REITS - Diversified (0.38%)
iStar Financial Inc
5.70%, 9/15/2009 (c)                                                              2,425                              2,429
5.71%, 3/ 9/2010 (c)                                                              3,425                              3,429
5.85%, 3/15/2017                                                                  3,500                              3,096
                                                                                                     ----------------------
                                                                                                                     8,954
                                                                                                     ----------------------

                                                                                                     ----------------------
REITS - Healthcare (0.41%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (c)                                                              4,500                              4,501
5.65%, 12/15/2013                                                                 2,900                              2,779
6.00%, 1/30/2017                                                                  1,750                              1,703
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                    585                                601
                                                                                                     ----------------------
                                                                                                                     9,584
                                                                                                     ----------------------
REITS - Hotels (0.11%)
Hospitality Properties Trust
5.13%, 2/15/2015                                                                    825                                776
6.30%, 6/15/2016                                                                  1,800                              1,815
                                                                                                     ----------------------
                                                                                                                     2,591
                                                                                                     ----------------------
REITS - Office Property (0.29%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                                 2,325                              2,327
5.70%, 5/ 1/2017                                                                  1,945                              1,862
Highwoods Properties Inc
5.85%, 3/15/2017                                                                  1,245                              1,200
HRPT Properties Trust
5.96%, 3/16/2011 (c)                                                              1,408                              1,407
                                                                                                     ----------------------
                                                                                                                     6,796
                                                                                                     ----------------------
REITS - Regional Malls (0.17%)
Simon Property Group LP
6.38%, 11/15/2007                                                                 3,750                              3,755
4.60%, 6/15/2010                                                                    375                                366
                                                                                                     ----------------------
                                                                                                                     4,121
                                                                                                     ----------------------
REITS - Shopping Centers (0.16%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                                 2,560                              2,516
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                  1,170                              1,187
                                                                                                     ----------------------
                                                                                                                     3,703
                                                                                                     ----------------------
REITS - Warehouse & Industrial (0.20%)
Prologis
5.61%, 8/24/2009 (c)                                                              4,800                              4,810
                                                                                                     ----------------------

Rental - Auto & Equipment (0.56%)
Erac USA Finance Co
5.61%, 4/30/2009 (c)(e)                                                           6,350                              6,368
5.61%, 8/28/2009 (c)(e)                                                           1,900                              1,905
5.90%, 11/15/2015 (e)                                                             3,750                              3,656
United Rentals North America Inc
6.50%, 2/15/2012                                                                  1,200                              1,200
                                                                                                     ----------------------
                                                                                                                    13,129
                                                                                                     ----------------------
Retail - Apparel & Shoe (0.03%)
Payless Shoesource Inc
8.25%, 8/ 1/2013                                                                    850                                825
                                                                                                     ----------------------

Retail - Automobile (0.11%)
AutoNation Inc
7.36%, 4/15/2013 (c)                                                              1,000                                930
Group 1 Automotive Inc
8.25%, 8/15/2013                                                                    500                                502
Penske Auto Group Inc
7.75%, 12/15/2016 (b)                                                             1,150                              1,104
                                                                                                     ----------------------
                                                                                                                     2,536
                                                                                                     ----------------------

Retail - Discount (0.02%)
Target Corp
5.38%, 6/15/2009                                                                     80                                 80
5.88%, 3/ 1/2012                                                                    280                                282
                                                                                                     ----------------------
                                                                                                                       362
                                                                                                     ----------------------
Retail - Drug Store (0.30%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (c)                                                              4,710                              4,712
Rite Aid Corp
8.13%, 5/ 1/2010                                                                  1,450                              1,443
7.50%, 3/ 1/2017                                                                    750                                688
9.50%, 6/15/2017 (e)                                                                355                                314
                                                                                                     ----------------------
                                                                                                                     7,157
                                                                                                     ----------------------
Retail - Petroleum Products (0.16%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                                  3,640                              3,822
                                                                                                     ----------------------

Retail - Propane Distribution (0.10%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                    550                                514
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.13%, 5/20/2016                                                                    450                                417
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                   500                                465
8.25%, 3/ 1/2016 (b)                                                                500                                500
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013                                                                   400                                368
                                                                                                     ----------------------
                                                                                                                     2,264
                                                                                                     ----------------------
Retail - Regional Department Store (0.11%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                                   700                                702
5.75%, 2/15/2018                                                                    855                                818
6.38%, 10/15/2036                                                                 1,200                              1,114
                                                                                                     ----------------------
                                                                                                                     2,634
                                                                                                     ----------------------
Retail - Restaurants (0.03%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                   700                                676
                                                                                                     ----------------------

Rubber - Tires (0.03%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011 (e)                                                               800                                814
                                                                                                     ----------------------

Satellite Telecommunications (0.22%)
Intelsat Corp
6.38%, 1/15/2008                                                                  3,750                              3,722
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                                              1,515                              1,507
                                                                                                     ----------------------
                                                                                                                     5,229
                                                                                                     ----------------------
Savings & Loans - Thrifts (0.17%)
Washington Mutual Inc
5.66%, 1/15/2010 (c)                                                              3,750                              3,760
5.25%, 9/15/2017                                                                    205                                189
                                                                                                     ----------------------
                                                                                                                     3,949
                                                                                                     ----------------------
Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (e)                                                                970                                892
                                                                                                     ----------------------

Sovereign (0.31%)
Chile Government International Bond
5.76%, 1/28/2008 (c)                                                              1,000                              1,001
Colombia Government International Bond
8.25%, 12/22/2014                                                                   750                                831
7.38%, 9/18/2037 (b)                                                              1,660                              1,768
Mexico Government International Bond
6.06%, 1/13/2009 (b)(c)                                                           1,135                              1,139
8.38%, 1/14/2011                                                                  1,750                              1,893
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                    765                                785
                                                                                                     ----------------------
                                                                                                                     7,417
                                                                                                     ----------------------
Special Purpose Banks (0.13%)
Korea Development Bank
4.25%, 11/13/2007 (b)                                                                25                                 25
5.76%, 10/20/2009 (c)                                                               760                                765
5.50%, 4/ 3/2010 (c)(d)                                                           2,335                              2,336
                                                                                                     ----------------------
                                                                                                                     3,126
                                                                                                     ----------------------
Special Purpose Entity (1.10%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)                                                             835                                788
BAE Systems Holdings Inc
6.40%, 12/15/2011 (e)                                                             3,305                              3,421
5.20%, 8/15/2015 (e)                                                              3,420                              3,292
Capital One Capital IV
6.75%, 2/17/2037                                                                  1,640                              1,424
Hexion US Finance Corp/Hexion Nova Scot
9.75%, 11/15/2014                                                                   425                                455
John Hancock Global Funding II
5.53%, 4/ 3/2009 (c)(e)                                                           2,550                              2,557
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                                    750                                686
Petroplus Finance Ltd
7.00%, 5/ 1/2017 (b)(e)(i)                                                          700                                639
QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(c)(e)(i)                                                     1,865                              1,741
Regency Energy Partners
8.38%, 12/15/2013 (e)                                                             2,635                              2,714
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)                                                           2,740                              2,624
Swiss Re Capital I LP
6.85%, 5/29/2049 (b)(c)(e)                                                        1,925                              1,916
TransCapitalInvest Ltd
5.67%, 3/ 5/2014 (e)                                                              1,840                              1,790
Universal City Development Partners
11.75%, 4/ 1/2010                                                                 1,000                              1,050
USB Realty Corp
6.09%, 1/15/2012 (c)(e)                                                             985                                967
                                                                                                     ----------------------
                                                                                                                    26,064
                                                                                                     ----------------------
Steel - Producers (0.13%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                  1,900                              2,072
Steel Dynamics Inc
6.75%, 4/ 1/2015 (e)                                                              1,000                                950
                                                                                                     ----------------------
                                                                                                                     3,022
                                                                                                     ----------------------

Steel Pipe & Tube (0.03%)
Mueller Water Products Inc
7.38%, 6/ 1/2017 (e)                                                                725                                678
                                                                                                     ----------------------

Supranational Bank (0.01%)
Corp Andina de Fomento
6.88%, 3/15/2012                                                                    210                                221
                                                                                                     ----------------------

Telecommunication Services (0.30%)
Digicel Group Ltd
8.88%, 1/15/2015 (b)(e)                                                           1,000                                920
Globo Comunicacoes e Participacoes SA
7.25%, 4/26/2022 (e)                                                              1,155                              1,054
MasTec Inc
7.63%, 2/ 1/2017                                                                    900                                886
Qwest Corp
7.88%, 9/ 1/2011                                                                  1,000                              1,015
Telcordia Technologies Inc
9.11%, 7/15/2012 (c)(e)                                                           2,020                              1,798
West Corp
9.50%, 10/15/2014                                                                 1,350                              1,316
                                                                                                     ----------------------
                                                                                                                     6,989
                                                                                                     ----------------------
Telephone - Integrated (1.12%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                             2,070                              2,210
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (c)                                                              3,175                              3,180
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                              3,390                              3,640
KT Corp
4.88%, 7/15/2015 (e)                                                                700                                654
Qwest Communications International Inc
8.86%, 2/15/2009 (c)                                                              1,100                              1,103
Royal KPN NV
8.00%, 10/ 1/2010                                                                 1,075                              1,152
Sprint Nextel Corp
5.76%, 6/28/2010 (c)                                                              2,500                              2,497
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (c)                                                                845                                845
5.97%, 7/18/2011 (c)                                                              2,175                              2,183
Telefonica Emisiones SAU
5.66%, 6/19/2009 (c)                                                              2,200                              2,196
5.98%, 6/20/2011                                                                  1,415                              1,422
5.65%, 2/ 4/2013 (a)(c)(i)                                                        2,075                              2,034
5.86%, 2/ 4/2013 (i)                                                              1,670                              1,665
Telefonica Europe BV
7.75%, 9/15/2010                                                                    760                                804
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                                   765                                754
                                                                                                     ----------------------
                                                                                                                    26,339
                                                                                                     ----------------------
Television (0.12%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                   750                                731
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                    380                                388
Univision Communications Inc
9.75%, 3/15/2015 (b)(e)                                                           1,235                              1,124

Television
Videotron Ltee
6.88%, 1/15/2014                                                                    725                                678
                                                                                                     ----------------------
                                                                                                                     2,921
                                                                                                     ----------------------
Theaters (0.02%)
AMC Entertainment Inc
8.63%, 8/15/2012                                                                    500                                511
                                                                                                     ----------------------

Tobacco (0.21%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                  3,950                              4,039
6.75%, 6/15/2017                                                                    975                                973
                                                                                                     ----------------------
                                                                                                                     5,012
                                                                                                     ----------------------
Tools - Hand Held (0.14%)
Snap-On Inc
5.49%, 1/12/2010 (c)(d)                                                           3,200                              3,199
                                                                                                     ----------------------

Transport - Rail (0.07%)
CSX Corp
4.88%, 11/ 1/2009                                                                 1,425                              1,405
Union Pacific Corp
4.70%, 1/ 2/2024                                                                    182                                171
6.63%, 2/ 1/2029                                                                     45                                 45
                                                                                                     ----------------------
                                                                                                                     1,621
                                                                                                     ----------------------
Transport - Services (0.01%)
FedEx Corp
3.50%, 4/ 1/2009                                                                    260                                252
                                                                                                     ----------------------

Travel Services (0.02%)
Travelport LLC
9.98%, 9/ 1/2014 (c)                                                                450                                456
                                                                                                     ----------------------

Venture Capital (0.03%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                    750                                682
                                                                                                     ----------------------

Wire & Cable Products (0.09%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (e)                                                             1,250                              1,300
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                    850                                842
                                                                                                     ----------------------
                                                                                                                     2,142
                                                                                                     ----------------------
TOTAL BONDS                                                                                       $              2,049,433
                                                                                                     ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (54.17%)
Federal Home LoanMortgage Corporation (FHLMC) (17.33%)
4.50%, 8/ 1/2022 (j)                                                             19,195                             18,283
5.00%, 8/ 1/2022 (j)                                                              5,020                              4,865
5.50%, 8/ 1/2022 (j)                                                              3,060                              3,022
5.00%, 8/ 1/2037 (j)                                                             57,670                             54,084
5.50%, 8/ 1/2037 (j)                                                            126,675                            122,360
6.00%, 8/ 1/2037 (j)                                                             60,250                             59,760
6.50%, 8/ 1/2037 (j)                                                              6,000                              6,068
6.00%, 9/ 1/2037 (j)                                                             49,000                             48,556
5.50%, 4/ 1/2009                                                                     25                                 25
5.50%, 8/ 1/2009                                                                     74                                 74
4.50%, 12/ 1/2009                                                                   708                                695
4.50%, 4/ 1/2011                                                                  2,744                              2,670

Federal Home Loan Mortgage Corporation (FHLMC)
7.00%, 8/ 1/2016                                                                     12                                 12
6.50%, 6/ 1/2017                                                                    619                                632
6.00%, 7/ 1/2017                                                                    235                                236
5.50%, 3/ 1/2018                                                                    502                                497
5.50%, 4/ 1/2018                                                                  3,922                              3,891
5.00%, 5/ 1/2018                                                                  3,623                              3,533
5.00%, 10/ 1/2018                                                                 2,179                              2,124
5.50%, 12/ 1/2018                                                                    10                                 10
5.00%, 1/ 1/2019                                                                  3,534                              3,443
6.00%, 3/ 1/2022                                                                    629                                633
6.00%, 7/ 1/2023                                                                  1,948                              1,959
5.50%, 6/ 1/2024                                                                  3,059                              2,993
5.00%, 2/ 1/2026                                                                 11,958                             11,405
6.00%, 6/ 1/2028                                                                     38                                 38
6.00%, 1/ 1/2029                                                                     14                                 14
6.50%, 3/ 1/2029                                                                     74                                 76
6.50%, 5/ 1/2029                                                                     94                                 96
7.00%, 12/ 1/2029                                                                    46                                 48
7.00%, 6/ 1/2030                                                                     29                                 31
7.50%, 9/ 1/2030                                                                     26                                 27
8.00%, 9/ 1/2030                                                                    130                                137
8.00%, 11/ 1/2030                                                                     -                                  1
7.00%, 12/ 1/2030                                                                    53                                 55
7.50%, 12/ 1/2030                                                                     3                                  3
7.50%, 1/ 1/2031                                                                     62                                 65
6.00%, 3/ 1/2031                                                                    104                                104
7.50%, 3/ 1/2031                                                                     23                                 24
6.00%, 4/ 1/2031                                                                     21                                 21
6.50%, 4/ 1/2031                                                                     52                                 53
6.50%, 6/ 1/2031                                                                      4                                  4
7.00%, 6/ 1/2031                                                                      2                                  2
6.50%, 9/ 1/2031                                                                     57                                 58
7.00%, 9/ 1/2031                                                                     14                                 14
6.00%, 12/ 1/2031                                                                   557                                556
6.00%, 2/ 1/2032                                                                     12                                 12
6.50%, 2/ 1/2032                                                                     69                                 71
7.50%, 2/ 1/2032                                                                     31                                 32
6.50%, 5/ 1/2032                                                                    121                                124
6.00%, 12/ 1/2032                                                                   532                                530
6.00%, 2/ 1/2033                                                                    433                                431
5.50%, 4/ 1/2033                                                                  1,039                              1,008
5.50%, 5/ 1/2033                                                                  1,094                              1,062
5.50%, 10/ 1/2033                                                                   910                                883
5.50%, 12/ 1/2033                                                                 4,129                              4,008
6.00%, 12/ 1/2033                                                                   953                                950
5.50%, 9/ 1/2034                                                                  3,180                              3,083
6.50%, 10/ 1/2035                                                                   477                                483
6.00%, 8/ 1/2036                                                                  1,926                              1,912
6.50%, 11/ 1/2036                                                                 4,562                              4,614
5.06%, 7/ 1/2034 (c)                                                                365                                356
5.76%, 6/ 1/2035 (c)                                                              4,315                              4,391
4.68%, 8/ 1/2035 (c)                                                              1,704                              1,681
5.00%, 9/ 1/2035 (c)                                                              4,853                              4,824
5.22%, 11/ 1/2035 (c)                                                               901                                902
5.68%, 10/ 1/2036 (c)                                                            15,337                             15,241
5.56%, 2/ 1/2037 (c)                                                              3,890                              3,867
5.63%, 2/ 1/2037 (c)                                                              5,112                              5,094
                                                                                                     ----------------------
                                                                                                                   408,816
                                                                                                     ----------------------

Federal National Mortgage Association (FNMA) (17.91%)
4.50%, 8/ 1/2022 (j)                                                             35,150                             33,480
5.00%, 8/ 1/2022 (j)                                                             38,450                             37,272
5.50%, 8/ 1/2022 (j)                                                             17,785                             17,563
5.00%, 8/ 1/2037 (j)                                                             92,125                             86,396
5.50%, 8/ 1/2037 (j)                                                             77,730                             75,058
6.00%, 8/ 1/2037 (j)                                                             66,800                             66,174
6.50%, 8/ 1/2037 (j)                                                              7,975                              8,055
6.00%, 5/ 1/2009                                                                     39                                 39
6.00%, 7/ 1/2009                                                                    157                                157
5.00%, 3/ 1/2010                                                                    532                                530
6.50%, 4/ 1/2010                                                                     18                                 19
6.50%, 1/ 1/2011                                                                     26                                 26
6.50%, 2/ 1/2011                                                                     80                                 81
6.50%, 3/ 1/2011                                                                    152                                154
6.50%, 7/ 1/2016                                                                     16                                 16
6.50%, 2/ 1/2017                                                                     80                                 82
6.50%, 3/ 1/2017                                                                     30                                 31
6.50%, 4/ 1/2017                                                                     24                                 24
6.50%, 8/ 1/2017                                                                    535                                546
5.00%, 9/ 1/2017                                                                    969                                945
5.50%, 9/ 1/2017                                                                    196                                194
5.50%, 10/ 1/2017                                                                   395                                392
5.00%, 3/ 1/2018                                                                  1,518                              1,479
6.00%, 10/ 1/2021                                                                10,693                             10,761
6.50%, 5/ 1/2022                                                                     38                                 39
5.50%, 2/ 1/2023                                                                    742                                727
6.00%, 2/ 1/2023                                                                    225                                226
5.50%, 6/ 1/2023                                                                  2,814                              2,757
5.50%, 7/ 1/2023                                                                     46                                 45
6.50%, 12/ 1/2031                                                                    33                                 34
6.50%, 2/ 1/2032                                                                     91                                 93
7.00%, 2/ 1/2032                                                                     83                                 86
7.00%, 3/ 1/2032                                                                    211                                219
6.50%, 4/ 1/2032                                                                     32                                 32
6.00%, 5/ 1/2032                                                                     87                                 86
6.50%, 6/ 1/2032                                                                     13                                 13
6.50%, 8/ 1/2032                                                                    159                                162
7.50%, 8/ 1/2032                                                                    101                                105
4.62%, 12/ 1/2032 (c)                                                             1,895                              1,904
5.50%, 7/ 1/2033                                                                  1,613                              1,566
5.50%, 9/ 1/2033                                                                  2,288                              2,221
4.24%, 6/ 1/2034 (c)                                                                895                                880
4.33%, 7/ 1/2034 (c)                                                                527                                520
4.29%, 12/ 1/2034 (c)                                                             1,454                              1,431
4.58%, 3/ 1/2035 (c)                                                              1,560                              1,537
5.08%, 8/ 1/2035 (c)(g)                                                           1,893                              1,881
5.72%, 2/ 1/2036 (c)                                                              1,183                              1,171
7.00%, 3/ 1/2036 (c)(d)                                                           7,816                              8,018
6.00%, 5/ 1/2036                                                                  1,352                              1,341
5.79%, 6/ 1/2036 (c)(h)                                                             594                                590
6.00%, 7/ 1/2036                                                                  3,173                              3,146
6.50%, 8/ 1/2036                                                                  4,616                              4,663
5.53%, 10/ 1/2036 (c)                                                             1,271                              1,262
6.50%, 10/ 1/2036                                                                 8,509                              8,596
6.50%, 11/ 1/2036                                                                 9,116                              9,209
6.50%, 12/ 1/2036                                                                12,752                             12,882
5.44%, 1/ 1/2037 (c)                                                              3,088                              3,073
5.51%, 1/ 1/2037 (c)                                                              9,401                              9,460
5.47%, 3/ 1/2037 (c)                                                              3,030                              3,028
Federal National Mortgage Association (FNMA)
7.00%, 8/ 1/2037                                                                     60                                 62
                                                                                                     ----------------------
                                                                                                                   422,539
                                                                                                     ----------------------
Government National Mortgage Association (GNMA) (2.26%)
5.50%, 8/ 1/2037 (j)                                                             20,475                             19,944
7.00%, 4/15/2031                                                                      2                                  2
7.00%, 6/15/2031                                                                     74                                 77
7.00%, 7/15/2031                                                                     14                                 15
6.00%, 8/15/2031                                                                    129                                129
6.00%, 1/15/2032                                                                     30                                 31
6.00%, 2/15/2032                                                                    432                                432
7.00%, 6/15/2032                                                                    409                                428
6.50%, 10/15/2032                                                                   134                                137
6.50%, 12/15/2032                                                                 1,149                              1,174
6.00%, 2/15/2033                                                                    204                                204
5.00%, 11/15/2033                                                                15,441                             14,747
6.00%, 12/15/2033                                                                   267                                268
5.00%, 6/15/2034                                                                    365                                349
6.50%, 3/20/2028                                                                     51                                 52
6.00%, 7/20/2028                                                                    264                                264
6.00%, 11/20/2028                                                                   246                                247
6.00%, 1/20/2029                                                                    260                                260
6.50%, 5/20/2029                                                                     39                                 40
6.00%, 7/20/2029                                                                     64                                 64
7.50%, 10/20/2030                                                                     3                                  3
8.00%, 1/20/2031                                                                     25                                 26
6.50%, 2/20/2032                                                                     23                                 23
6.00%, 11/20/2033                                                                 3,251                              3,252
5.50%, 5/20/2035                                                                    955                                930
6.00%, 12/20/2036                                                                10,117                             10,097
                                                                                                     ----------------------
                                                                                                                    53,195
                                                                                                     ----------------------
U.S. Treasury (16.67%)
4.25%, 11/30/2007 (b)                                                            50,000                             49,883
4.50%, 2/15/2009 (b)                                                             15,000                             14,970
4.88%, 8/15/2009 (b)                                                             60,000                             60,347
3.50%, 2/15/2010 (b)                                                             22,500                             21,934
5.00%, 2/15/2011 (b)                                                             27,250                             27,663
4.50%, 4/30/2012 (b)                                                             20,000                             19,908
4.38%, 8/15/2012 (b)                                                             19,750                             19,568
3.88%, 2/15/2013 (b)                                                              8,400                              8,101
4.25%, 8/15/2013 (b)                                                             11,100                             10,875
4.75%, 5/15/2014 (b)                                                             15,000                             15,044
4.25%, 11/15/2014 (b)                                                            18,675                             18,135
7.50%, 11/15/2016 (b)                                                            17,510                             20,997
8.13%, 8/15/2019 (b)                                                              9,350                             12,045
6.25%, 8/15/2023 (b)                                                             15,000                             17,010
6.00%, 2/15/2026 (b)                                                             37,150                             41,509
6.75%, 8/15/2026 (b)                                                              3,000                              3,633
6.13%, 8/15/2029                                                                     25                                 29
6.25%, 5/15/2030 (b)                                                             27,055                             31,737
                                                                                                     ----------------------
                                                                                                                   393,388
                                                                                                     ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                             $              1,277,938
                                                                                                     ----------------------
SHORT TERM INVESTMENTS (3.41%)
Commercial Paper (3.40%)
CVS Corp
5.50%, 8/ 1/2007 (d)                                                             31,000                             31,000

Commercial Paper
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                                 49,309                             49,309
                                                                                                     ----------------------
                                                                                                                    80,309
                                                                                                     ----------------------
Purchased Swaptions (0.01%)
Purchased Call - OTC 3 Year Interest Rate Swap; receive floating rate based on
3-month LIBOR; with Deutsche Bank
4.97%, 9/ 1/2007                                                                 59,900                                 97
Purchased Call - OTC 3 Year Interest Rate Swap; receive floating rate based on
3-month LIBOR; with Merrill Lynch
4.90%, 9/ 1/2007                                                                 59,900                                 65
                                                                                                    ----------------------
                                                                                                                       162
                                                                                                    ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $                 80,471
                                                                                                    ----------------------
MONEY MARKET FUNDS (2.26%)
Money Center Banks (2.26%)
BNY Institutional Cash Reserve Fund (d)                                          53,307                             53,307
                                                                                                    ----------------------
TOTAL MONEY MARKET FUNDS                                                                          $                 53,307
                                                                                                    ----------------------
Total Investments                                                                                 $              3,461,150
Liabilities in Excess of Other Assets, Net - (46.70)%                                                          (1,101,795)
                                                                                                    ----------------------
TOTAL NET ASSETS - 100.00%                                                                        $              2,359,355
                                                                                                    ======================
                                                                                                    ----------------------

                                                                                                    ======================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Variable Rate

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the value of these  securities  totaled  $223,012  or 9.45% of net assets.


(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,177 or 0.05% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $5,135 or 0.22% of net assets.

(h) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $92,595 or 3.92% of net assets.

(i)  Security purchased on a when-issued basis.

(j)  Security was  purchased in a  "to-be-announced"  ("TBA")  transaction.  See
     Notes to Financial Statements.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                           $                  7,228
Unrealized Depreciation                                                                                           (38,675)
                                                                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                                                                        (31,447)
Cost for federal income tax purposes                                                                             3,491,803
All dollar amounts are shown in thousands (000's)


                                                              Swaptions
                                                                                  Exercise        Expiration
Description                                                      Contracts         Rate             Month            U.S. $ Value
--------------------------------------------------------------------------- ------------ ----------------- -----------------------
Written Put - OTC 10 Year Interest Rate Swap;
 pay floating rate based on
3-month LIBOR; with Lehman Brothers                            125,000,000         5.78  %      9/ 1/2007           $        -794
                                                                                                                     -------------

                                                                                                                     -------------
                                                                                                                     -------------
 (Premiums received $238)                                                                                           $       (794)
                                                                                                                     -------------
All dollar amounts are shown in thousands (000's)


                                                        Credit Default Swap Agreements
                                                                                                                      Unrealized
                                                                                                  Notional           Appreciation/
Description                                                                                        Amount           (Depreciation)
------------------------------------------------ ------------------------------------------ ---------------------------------------

------------------------------------------------ ------------------------------------------ --------------------------------------
Buy protection for CDX NA HY 7 Index and pay               Expires December 2011.        $                 10,000 $            342
quarterly 3.25% to Lehman Brothers.



                                                                                                                      Unrealized
                                                                                                  Notional           Appreciation/
Description                                                                                        Amount           (Depreciation)
------------------------------------------------ ------------------------------------------ ---------------------------------------

------------------------------------------------ ------------------------------------------ ---------------------------------------
Buy protection for CDX NA HY 8 Index and pay               Expires June 2012.            $                 45,000 $           3,784
quarterly 2.75% to Lehman Brothers.

All dollar amounts are shown in thousands (000's)



                                                        Interest Rate Swap Agreements

                                                                                                                      Unrealized
                                                                                                  Notional           Appreciation/
Description                                                                                        Amount           (Depreciation)
------------------------- ----------------------------------------------------------------- ---------------------------------------
Receive quarterly a floating rate based on 3-month
LIBOR and pay semi-annually a
fixed rate of 5.78% to Deutsche
Bank. Expires June 2017.                                                                 $                 18,000 $          (404)


All dollar amounts are shown in thousands (000's)



                                                                                Total Return Swap Agreements
                                                                                                                         Unrealized
                                                                                     Notional                         Appreciation/
Description                                                                           Amount                         (Depreciation)
------------------------------------------------ ---------------------------------------------------- ----- ----------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires July 2007.         $    35,000           $                   (68)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires November 2007.          55,000                              (107)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires October 2007.          21,150                               (39)


All dollar amounts are shown in thousands (000's)



                                                      Futures Contracts
                                                                                              Current            Unrealized
                                                           Number of       Original           Market            Appreciation/
Type                                                       Contracts         Value             Value           (Depreciation)
----------------------------------------------------------------------------------------------------------- ----------------------
Sell:
U.S. 10 Year Note; September 2007                             668       $71,147           $71,758                   (611)
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- ----------- ----------------------
Sector                                                                                                           Percent
-------------------------------------------------------------------------------------- ----------- ----------------------
Mortgage Securities                                                                                               63.34%
Financial                                                                                                         20.94%
Government                                                                                                        17.74%
Asset Backed Securities                                                                                           16.77%
Consumer, Non-cyclical                                                                                             5.31%
Communications                                                                                                     5.31%
Energy                                                                                                             4.61%
Consumer, Cyclical                                                                                                 3.89%
Utilities                                                                                                          3.39%
Industrial                                                                                                         3.13%
Basic Materials                                                                                                    1.35%
Technology                                                                                                         0.70%
Diversified                                                                                                        0.21%
Purchased Swaption                                                                                                 0.01%
Liabilities in Excess of Other Assets, Net                                                                     (-46.70%)
                                                                                                   ----------------------
TOTAL NET ASSETS                                                                                                 100.00%
                                                                                                   ======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- ----------- ----------------------
Asset Type                                                                                                       Percent
-------------------------------------------------------------------------------------- ----------- ----------------------
Credit Default Swaps                                                                                               0.17%
Futures                                                                                                            3.04%
Interest Rate Swaps                                                                                                0.02%
Total Return Swaps                                                                                                 0.01%
Written Swaptions                                                                                                  0.03%




Schedule of Investments

July 31, 2007 (unaudited)
California Insured Intermediate Municipal Fund



                                                                                     Principal
                                                                                  Amount (000's)                      Value (000's)
TAX-EXEMPT BONDS (101.07%)
California (99.88%)
Anaheim Public Financing Authority/CA  AMBAC
5.25%, 8/ 1/2013                                                            $                  2,000           $       2,128
Anaheim Public Financing Authority/CA  FSA
5.25%, 10/ 1/2014                                                                              2,000                   2,131
5.00%, 10/ 1/2015                                                                              2,000                   2,098
Baldwin Park Public Financing Authority/CA
4.63%, 8/ 1/2016                                                                               1,130                   1,144
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                                               1,000                   1,021
California Housing Finance Agency  AMBAC
5.10%, 2/ 1/2009                                                                               1,000                   1,016
California Infrastructure & Economic Development Bank  FGIC
5.00%, 8/15/2018                                                                               1,155                   1,223
California State Department of Water Resources  FGIC
5.25%, 12/ 1/2014                                                                              3,000                   3,215
California State Department of Water Resources  MBIA
5.25%, 5/ 1/2015                                                                               1,675                   1,783
California State Public Works Board  AMBAC
5.25%, 6/ 1/2012                                                                               2,000                   2,132
5.25%, 12/ 1/2014                                                                              2,750                   2,916
5.25%, 3/ 1/2016                                                                               1,000                   1,058
California State Public Works Board  MBIA
5.00%, 12/ 1/2018                                                                              3,000                   3,158
California Statewide Communities Development Authority
5.00%, 5/15/2020                                                                               1,000                   1,016
California Statewide Communities Development Authority  FANNIE MAE
4.20%, 10/15/2018                                                                              1,500                   1,475
California Statewide Communities Development Authority  FSA
5.25%, 10/ 1/2015                                                                              1,845                   1,967
Chino Valley Unified School District Certificates of Participation  FSA
5.25%, 9/ 1/2013                                                                               1,240                   1,314
Chula Vista Public Financing Authority/CA  FSA
4.50%, 9/ 2/2013                                                                                 145                     150
City of Hawthorne CA
4.60%, 9/ 1/2021 (a)                                                                           1,000                     960
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2016                                                                               1,575                   1,672
City of Riverside CA  MBIA
5.50%, 9/ 1/2013                                                                               1,100                   1,169
City of Sacramento CA
5.00%, 9/ 2/2020                                                                               1,040                   1,044
Contra Costa County Public Financing Authority MBIA
5.00%, 6/ 1/2020                                                                               2,000                   2,118
County of Alameda CA  MBIA
5.38%, 6/ 1/2009                                                                                 475                     481
County of Riverside CA  FGIC
5.00%, 11/ 1/2018                                                                              1,015                   1,071
5.00%, 11/ 1/2019                                                                              1,105                   1,161
County of San Diego CA
5.00%, 9/ 1/2016                                                                               1,000                   1,023
5.00%, 9/ 1/2020                                                                               1,000                   1,011

California
Emeryville Public Financing Authority/CA  MBIA
5.25%, 9/ 1/2015                                                                               1,265                   1,355
5.25%, 9/ 1/2017                                                                               1,400                   1,492
Golden State Tobacco Securitization Corp/CA  AMBAC
5.00%, 6/ 1/2013                                                                               2,000                   2,118
Golden West Schools Financing Authority  MBIA
5.65%, 2/ 1/2012                                                                                 685                     739
Gonzales Redevelopment Agency/CA
4.63%, 8/ 1/2011                                                                               1,000                   1,002
Independent Cities Lease Finance Authority
4.75%, 5/15/2019                                                                               1,415                   1,407
Kings Canyon Joint Unified School District  FGIC
5.38%, 8/ 1/2015                                                                               1,195                   1,273
Loma Linda CA
5.00%, 12/ 1/2017                                                                              2,000                   2,055
Long Beach Bond Finance Authority  AMBAC
5.25%, 11/ 1/2013                                                                              1,080                   1,152
Long Beach Community College District/CA  FGIC
5.00%, 5/ 1/2019                                                                               1,435                   1,516
Los Angeles Department of Water & Power  FSA
5.00%, 7/ 1/2017                                                                               2,000                   2,134
Los Angeles Department of Water & Power  MBIA
5.00%, 7/ 1/2017                                                                               1,300                   1,373
Los Angeles Municipal Improvement Corp  MBIA
5.50%, 6/ 1/2017                                                                               1,045                   1,115
Los Angeles State Building Authority/CA  MBIA
5.63%, 5/ 1/2011                                                                               1,500                   1,568
Monterey Peninsula Community College District  FGIC
5.00%, 8/ 1/2020                                                                               3,000                   3,171
M-S-R Public Power Agency/CA  MBIA
5.00%, 7/ 1/2015                                                                               2,105                   2,194
Ontario Redevelopment Financing Authority/CA  AMBAC
5.50%, 8/ 1/2016                                                                               1,055                   1,129
Ontario Redevelopment Financing Authority/CA  MBIA
5.25%, 8/ 1/2016                                                                               1,060                   1,125
Orange County Public Financing Authority/CA  AMBAC
5.38%, 6/ 1/2016                                                                               1,000                   1,074
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2012                                                                                 795                     839
San Bernardino Redevelopment Agency  RADIAN
5.00%, 9/ 1/2018                                                                               1,565                   1,609
San Francisco Bay Area Transit Financing Authority  MBIA
5.00%, 7/ 1/2018                                                                               3,000                   3,164
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2016                                                                               1,200                   1,253
Santa Maria Redevelopment Agency/CA  AMBAC
5.00%, 6/ 1/2013                                                                                 165                     175
5.25%, 6/ 1/2015                                                                               1,085                   1,154
Shasta Joint Powers Financing Authority/CA  MBIA
5.25%, 4/ 1/2017                                                                               1,160                   1,226
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                                               1,000                   1,058
Stanton CA  AMBAC
5.63%, 8/ 1/2029                                                                                 880                     898
State of California  MBIA
6.25%, 9/ 1/2012                                                                               2,000                   2,174
Sunnyvale CA  AMABC
5.50%, 10/ 1/2016                                                                              1,000                   1,065

California
Sunnyvale CA  AMBAC
5.50%, 10/ 1/2014                                                                              1,000                   1,071
Sweetwater Union High School District  MBIA
5.00%, 9/ 1/2020                                                                               1,225                   1,283
Tracy Area Public Facilities Financing Agency/CA  MBIA
5.88%, 10/ 1/2013                                                                                985                   1,046
                                                                                                                 ------------
                                                                                                                      89,662
                                                                                                                 ------------
Guam (1.19%)
Territory of Guam  FSA
5.50%, 12/ 1/2011 (b)                                                                          1,000                   1,067
                                                                                                                 ------------
TOTAL TAX-EXEMPT BONDS                                                                                         $      90,729
                                                                                                                 ------------
Total Investments                                                                                              $      90,729
LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HE
Note with interest rate of 3.62% at July 31, 2007 and contractual maturity                     (750)                   (750)
                                                                                                                 ------------

Total Net Investments                                                                                          $      89,979
Liabilities in Excess of Other Assets, Net - (0.23)%                                                                   (207)
                                                                                                                 ------------
TOTAL NET ASSETS - 100.00%                                                                                     $      89,772
                                                                                                                 ============
                                                                                                                 ------------

                                                                                                                 ============

(a) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,067 or 1.19% of net assets.

(c) Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2007.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                             $                    980
Unrealized Depreciation                                                                                                (210)
                                                                                                      ----------------------
Net Unrealized Appreciation (Depreciation)                                                                               770
Cost for federal income tax purposes                                                                                  89,240
All dollar amounts are shown in thousands (000's)



                                                      Futures Contracts
                                                                                                Current           Unrealized
                                                           Number of         Original           Market           Appreciation/
Type                                                       Contracts           Value             Value          (Depreciation)
------------------------------------------------------------------------------------------------------------ ----------------------
Sell:
U.S. 10 Year Note; September 2007                              43          $4,580            $4,619                   (39)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------- ----------- ----------------------
Sector                                                                                                             Percent
---------------------------------------------------------------------------------------- ----------- ----------------------
Insured                                                                                                             88.65%
Revenue                                                                                                              8.53%
Revenue - Special Tax                                                                                                2.23%
Tax Allocation                                                                                                       1.12%
Prerefunded                                                                                                          0.54%
Liability for Floating Rate Notes Issued                                                                           (0.84%)
Liabilities in Excess of Other Assets, Net                                                                        (-0.23%)
                                                                                                     ----------------------
TOTAL NET ASSETS                                                                                                   100.00%
                                                                                                     ======================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------------------- ----------- ----------------------
Asset Type                                                                                                         Percent
---------------------------------------------------------------------------------------- ----------- ----------------------
Futures                                                                                                              5.15%





Schedule of Investments

July 31, 2007 (unaudited)
California Municipal Fund


                                                                               Principal
                                                                            Amount (000's)                      Value (000's)
TAX-EXEMPT BONDS (109.19%)
California (107.81%)
Abag Finance Authority for Nonprofit Corps
5.25%, 10/ 1/2026                                                                   $  1,240           $                  1,282
Abag Finance Authority for Nonprofit Corps  ACA
5.70%, 11/ 1/2013                                                                      2,280                              2,357
Amador Water Agency/CA  MBIA
5.00%, 6/ 1/2032                                                                       1,000                              1,033
Anaheim Public Financing Authority/CA  MBIA
8.97%, 12/28/2018 (a)(b)                                                               2,000                              2,115
Baldwin Park Financing Authority/CA  AMBAC
5.00%, 8/ 1/2027                                                                       2,635                              2,715
Barstow Redevelopment Agency/CA  MBIA
7.00%, 9/ 1/2014                                                                       1,705                              1,892
Bay Area Governments Association  XLCA
5.25%, 9/ 1/2029                                                                       2,000                              2,097
California County TOB Securitization Agency
0.00%, 6/ 1/2028 (a)(c)                                                                2,000                              1,731
5.13%, 6/ 1/2038                                                                       2,000                              1,889
5.25%, 6/ 1/2045                                                                       5,000                              4,763
California Educational Facilities Authority
6.63%, 6/ 1/2020                                                                       1,000                              1,059
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                                       1,000                              1,021
California Health Facilities Financing Authority/CA
5.00%, 4/ 1/2037                                                                       1,000                              1,000
5.25%, 4/ 1/2039                                                                         700                                713
California Housing Finance Agency
4.80%, 8/ 1/2023 (d)                                                                   2,500                              2,403
4.70%, 8/ 1/2036 (d)                                                                   5,150                              4,861
4.88%, 8/ 1/2041 (d)                                                                   6,760                              6,516
4.75%, 8/ 1/2042 (d)                                                                   8,400                              7,909
California Infrastructure & Economic Development Bank
5.50%, 10/ 1/2015                                                                      1,000                              1,052
California Mobilehome Park Financing Authority/CA
4.50%, 12/15/2036                                                                      1,000                                906
California Pollution Control Financing Authority
5.13%, 11/ 1/2023                                                                      2,500                              2,479
5.00%, 7/ 1/2027                                                                       1,500                              1,452
California Pollution Control Financing Authority  AMBAC
5.85%, 6/ 1/2021                                                                       2,500                              2,523
California Rural Home Mortgage Finance Authority  GNMA
7.95%, 12/ 1/2024                                                                         20                                 21
5.40%, 12/ 1/2036                                                                      1,000                              1,044
California State Department of Water Resources
3.67%, 5/ 1/2022                                                                       2,600                              2,600
California State Department of Water Resources  FSA
5.00%, 12/ 1/2018                                                                      1,670                              1,731
California State Public Works Board
5.40%, 10/ 1/2022                                                                      3,000                              3,062
5.00%, 4/ 1/2023                                                                       4,200                              4,291
5.50%, 6/ 1/2023                                                                       1,980                              2,131
5.00%, 6/ 1/2024                                                                       3,000                              3,085

California
California State Public Works Board (continued)
5.00%, 6/ 1/2025                                                                       1,750                              1,798
California Statewide Communities Development Authority
5.20%, 12/ 1/2029                                                                      1,000                              1,020
5.25%, 8/ 1/2031                                                                       3,500                              3,586
5.00%, 3/ 1/2035                                                                       2,000                              1,997
4.88%, 10/ 1/2035                                                                      1,500                              1,451
5.00%, 7/ 1/2039 (d)                                                                   3,760                              3,660
5.00%, 3/ 1/2041                                                                       2,800                              2,786
5.00%, 11/15/2043                                                                      5,085                              5,074
5.25%, 3/ 1/2045                                                                       4,200                              4,261
California Statewide Communities Development Authority  MBIA
6.50%, 8/ 1/2012                                                                       2,315                              2,438
Carson Redevelopment Agency  MBIA
5.50%, 10/ 1/2016 (e)                                                                  1,000                              1,111
Chula Vista Community Facilities District/CA
5.45%, 9/ 1/2036                                                                       1,000                              1,015
Chula Vista Public Financing Authority/CA  FSA
4.70%, 9/ 2/2014                                                                       1,475                              1,537
City of Alhambra CA  MBIA
6.13%, 9/ 2/2018                                                                       5,360                              5,611
City of Azusa CA
6.00%, 9/ 1/2026                                                                       2,210                              2,302
City of Burbank CA  FSA
5.25%, 5/ 1/2024                                                                       3,155                              3,304
City of Cathedral City CA
5.00%, 9/ 2/2030                                                                         990                                979
5.05%, 9/ 2/2035                                                                       1,335                              1,317
City of Chula Vista CA  MBIA
5.00%, 8/ 1/2027                                                                       3,000                              3,100
City of Hawthorne CA
5.00%, 9/ 1/2030 (d)                                                                   5,000                              4,979
City of Long Beach CA
6.88%, 10/ 1/2025                                                                      2,000                              2,026
City of Los Angeles CA  AMBAC
5.00%, 3/ 1/2022                                                                       1,445                              1,491
City of Los Angeles CA  GNMA
6.25%, 9/20/2039                                                                       1,000                              1,014
City of Modesto CA
5.15%, 9/ 1/2036                                                                       1,000                                993
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2018                                                                       1,500                              1,582
City of Pacifica CA  AMBAC
5.00%, 10/ 1/2024                                                                      1,090                              1,130
City of Redding CA  MBIA
8.81%, 7/ 1/2022 (a)(b)                                                                2,365                              3,146
City of San Jose CA  FNMA
5.88%, 3/ 1/2033                                                                       1,000                              1,024
City of Santa Rosa CA  FHA
6.70%, 12/ 1/2024                                                                      4,175                              4,181
Coachella Redevelopment Agency
5.88%, 12/ 1/2028                                                                      2,000                              2,041
Contra Costa Community College District/CA  MBIA
5.00%, 8/ 1/2029                                                                       5,000                              5,179
Contra Costa Water District  FSA
5.00%, 10/ 1/2017                                                                      1,445                              1,510
5.00%, 10/ 1/2018                                                                      1,520                              1,574
County of Riverside CA  FGIC
5.00%, 11/ 1/2025                                                                      1,160                              1,203
California
Eastern Municipal Water District/CA
5.20%, 9/ 1/2037 (f)                                                                     750                                750
Fairfield Housing Authority/CA
5.63%, 9/ 1/2023                                                                       1,215                              1,251
Fontana Redevelopment Agency/CA  MBIA
5.20%, 9/ 1/2030                                                                       1,000                              1,021
Fontana Redevelopment Agency/CA FGIC
4.75%, 9/ 1/2036                                                                       2,000                              1,984
Foothill Eastern Transportation Corridor Agency/CA
0.00%, 1/15/2026 (a)(c)                                                                9,000                              8,428
0.00%, 1/15/2030 (c)                                                                  20,000                              5,428
0.00%, 1/15/2032 (c)                                                                  10,000                              2,399
0.00%, 1/15/2033 (c)                                                                  10,000                              2,259
0.00%, 1/15/2034 (c)                                                                  10,000                              2,124
0.00%, 1/15/2036 (c)                                                                  10,000                              1,875
0.00%, 1/15/2037 (c)                                                                  10,000                              1,765
0.00%, 1/15/2038 (c)                                                                   9,000                              1,496
Fresno Irrigation District FSA
4.50%, 10/ 1/2037 (f)                                                                  1,980                              1,895
Fresno Joint Powers Financing Authority/CA  FSA
5.75%, 6/ 1/2026                                                                       2,000                              2,120
Golden State Tobacco Securitization Corp/CA
5.13%, 6/ 1/2047                                                                       7,000                              6,524
Hesperia Unified School District Special Tax
5.00%, 9/ 1/2030 (f)                                                                   1,065                              1,039
5.00%, 9/ 1/2037 (f)                                                                     855                                829
Hi-Desert Memorial Health Care District/CA
5.50%, 10/ 1/2015                                                                      1,000                              1,006
Highland Redevelopment Agency/CA  AMBAC
5.00%, 12/ 1/2028                                                                      3,000                              3,089
Hollister Joint Powers Financing Authority  FSA
4.50%, 6/ 1/2037 (d)                                                                   5,000                              4,771
Huntington Beach Union High School District/CA  FSA
5.00%, 8/ 1/2027                                                                       2,000                              2,096
5.00%, 8/ 1/2029                                                                       5,000                              5,179
Huntington Park Public Financing Authority/CA
6.20%, 10/ 1/2025                                                                      2,000                              2,043
Imperial CA  FGIC
5.00%, 10/15/2020                                                                      1,250                              1,297
Imperial Irrigation District/CA  AMBAC
5.50%, 7/ 1/2029                                                                       5,000                              5,290
Independent Cities Lease Finance Authority
5.00%, 5/15/2031                                                                       1,765                              1,765
Irvine CA
5.70%, 3/ 1/2018                                                                         990                              1,016
5.00%, 9/ 2/2025                                                                       1,125                              1,117
5.00%, 9/ 2/2026                                                                       1,295                              1,282
5.00%, 9/ 2/2029                                                                       1,500                              1,476
Irvine Public Facilities & Infrastructure Authority/CA  AMBAC
5.00%, 9/ 2/2020                                                                       1,455                              1,500
5.00%, 9/ 2/2021                                                                       3,630                              3,742
5.00%, 9/ 2/2023                                                                       2,000                              2,061
Irvine Unified School District/CA
5.00%, 9/ 1/2026                                                                       2,600                              2,575
La Canada Unified School District  MBIA
5.50%, 8/ 1/2028                                                                       1,825                              1,969
La Quinta Financing Authority  AMBAC
5.25%, 9/ 1/2024                                                                       1,000                              1,064
5.00%, 9/ 1/2029                                                                       2,000                              2,069
California
La Verne Public Financing Authority
7.25%, 9/ 1/2026                                                                       1,500                              1,518
Lake Elsinore Public Financing Authority/CA
5.80%, 9/ 2/2015                                                                       1,695                              1,746
Loma Linda CA
5.00%, 12/ 1/2022                                                                      1,000                              1,009
Long Beach Bond Finance Authority  AMBAC
5.00%, 8/ 1/2022                                                                         410                                426
Los Angeles Community Redevelopment Agency/CA  AMBAC
6.75%, 7/ 1/2014                                                                          25                                 25
Los Angeles Community Redevelopment Agency/CA  MBIA
5.40%, 7/ 1/2024                                                                       2,500                              2,612
5.25%, 9/ 1/2026                                                                       1,000                              1,069
Los Banos Redevelopment Agency/CA  RADIAN
5.00%, 9/ 1/2036                                                                       2,000                              2,000
Metropolitan Water District of Southern
3.60%, 7/ 1/2036                                                                       3,100                              3,100
Moreno Valley Unified School District/CA  FSA
5.00%, 3/ 1/2027                                                                       1,760                              1,811
Needles Public Utility Authority/CA
6.50%, 2/ 1/2022                                                                       2,785                              2,844
North Natomas Community Facilities District/CA
5.00%, 9/ 1/2033                                                                       2,105                              2,069
Oceanside Community Facilities District/CA
5.50%, 9/ 1/2029                                                                       1,485                              1,518
Oxnard Harbor District/CA
5.75%, 8/ 1/2020                                                                       1,200                              1,258
6.00%, 8/ 1/2024                                                                       1,000                              1,077
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2022                                                                       1,280                              1,331
Palomar Community College District FSA
4.75%, 5/ 1/2032 (f)                                                                   3,000                              3,029
Perris Public Financing Authority/CA
5.30%, 10/ 1/2026                                                                      2,805                              2,841
Pomona Public Financing Authority  MBIA
5.00%, 2/ 1/2021                                                                       5,000                              5,147
Pomona Unified School District/CA  MBIA
6.15%, 8/ 1/2030                                                                       1,000                              1,190
Port of Oakland  FGIC
5.75%, 11/ 1/2029                                                                      5,000                              5,200
Poway Redevelopment Agency/CA  AMBAC
5.38%, 6/15/2019                                                                       1,000                              1,063
Rancho Mirage Joint Powers Financing Authority/CA
5.00%, 7/ 1/2047 (f)                                                                   1,500                              1,482
Redondo Beach Public Financing Authority/CA
7.13%, 7/ 1/2026                                                                       1,000                              1,012
Riverside County Public Financing Authority
5.80%, 5/15/2029                                                                       2,100                              2,141
Rocklin Unified School District/CA  FGIC
0.00%, 8/ 1/2019 (c)                                                                   1,360                                728
0.00%, 8/ 1/2020 (c)                                                                   1,415                                718
0.00%, 8/ 1/2023 (c)                                                                   1,225                                529
Saddleback Valley Unified School District/CA  FSA
5.00%, 8/ 1/2027                                                                       3,000                              3,144
5.00%, 8/ 1/2029                                                                       4,000                              4,143
Salinas Valley Solid Waste Authority/CA  AMBAC
5.25%, 8/ 1/2027                                                                       1,975                              2,036
5.25%, 8/ 1/2031                                                                       2,000                              2,061

California
San Diego Redevelopment Agency/CA
6.40%, 9/ 1/2019                                                                       1,000                              1,039
6.50%, 10/ 1/2025                                                                      1,030                              1,103
San Francisco City & County Airports Commission  MBIA
5.25%, 5/ 1/2026                                                                       4,000                              4,095
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2018                                                                       9,310                              9,625
San Juan Unified School District/CA  MBIA
5.00%, 8/ 1/2027                                                                       3,780                              3,961
Semitropic Improvement District/CA  XLCA
5.13%, 12/ 1/2035                                                                      2,000                              2,072
South Gate Public Financing Authority  AMBAC
5.25%, 9/ 1/2022                                                                       2,090                              2,200
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                                       1,500                              1,586
South Tahoe Redevelopment Agency/CA
5.00%, 10/ 1/2031                                                                      1,000                              1,000
State of California
4.60%, 12/ 1/2032 (d)                                                                 10,650                              9,990
5.70%, 12/ 1/2032                                                                      1,280                              1,297
4.50%, 9/ 1/2036                                                                       6,000                              5,665
5.00%, 6/ 1/2037                                                                       2,500                              2,566
State of California  CIFG
5.00%, 10/ 1/2022                                                                      2,000                              2,074
State of California  FGIC
5.50%, 6/ 1/2025                                                                       4,430                              4,604
Stockton-East Water District/CA  FGIC
5.25%, 4/ 1/2022                                                                       1,780                              1,871
Temecula Redevelopment Agency/CA  MBIA
5.25%, 8/ 1/2036                                                                       3,270                              3,366
5.00%, 12/15/2038                                                                      1,305                              1,273
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/ 1/2038                                                                      10,000                              9,815
5.50%, 6/ 1/2045                                                                       9,080                              9,008
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/ 1/2037                                                                       4,000                              3,708
5.13%, 6/ 1/2046                                                                      13,000                             12,122
Torrance CA
6.00%, 6/ 1/2022                                                                       1,000                              1,065
Turlock CA
5.38%, 10/15/2034                                                                      1,900                              1,929
Tustin Community Facilities District
5.38%, 9/ 1/2029                                                                       1,000                              1,015
Walnut Public Financing Authority/CA  AMBAC
5.38%, 9/ 1/2022                                                                       2,305                              2,430
                                                                                                          ----------------------
                                                                                                                        407,103
                                                                                                          ----------------------
Puerto Rico (1.10%)
Children's Trust Fund
5.63%, 5/15/2043                                                                       2,500                              2,522
Puerto Rico Sales Tax Financing Corp  MBIA
0.00%, 8/ 1/2044 (c)                                                                  10,000                              1,626
                                                                                                          ----------------------
                                                                                                                          4,148
                                                                                                          ----------------------
Virgin Islands (0.28%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019                                                                      1,000                              1,074
                                                                                                          ----------------------
TOTAL TAX-EXEMPT BONDS                                                                                 $                412,325
                                                                                                          ----------------------
Total Investments                                                                                      $                412,325

LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HELD (-9
Notes with interest rates ranging from 3.62% to 3.74% at July 31, 2007
and contractual maturities of collateral ranging                                     (37,570)                           (37,570)

                                                                                                          ----------------------


Total Net Investments                                                                                  $                374,755
Other Assets in Excess of Liabilities, Net - 0.76%                                                                        2,864
                                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                                             $                377,619
                                                                                                          ======================
                                                                                                          ----------------------

                                                                                                          ======================

(a)  Variable Rate

(b) Security is Illiquid

(c) Non-Income Producing Security

(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,111 or 0.29% of net assets.

(f)  Security purchased on a when-issued basis.

(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2007.




Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                $                 10,839
Unrealized Depreciation                                                                                                 (4,003)
                                                                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                6,836
Cost for federal income tax purposes                                                                                    367,852
All dollar amounts are shown in thousands (000's)



                                                       Futures Contracts
                                                                                                 Current        Unrealized
                                                            Number of        Original            Market        Appreciation/
Type                                                        Contracts          Value              Value       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Sell:
U.S. 10 Year Note; September 2007                               81        $8,539             $8,701                  (162)
U.S. Long Bond; September 2007                                 116        12,639             12,768                  (129)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------- ----------- ----------------------
Sector                                                                                                             Percent
---------------------------------------------------------------------------------------- ----------- ----------------------
Revenue                                                                                                             45.76%
Insured                                                                                                             43.38%
Revenue - Special Tax                                                                                                8.57%
General Obligation                                                                                                   6.90%
Prerefunded                                                                                                          2.66%
Tax Allocation                                                                                                       1.92%
Liability for Floating Rate Notes Issued                                                                           (9.95%)
Other Assets in Excess of Liabilities, Net                                                                           0.76%
                                                                                                     ----------------------
TOTAL NET ASSETS                                                                                                   100.00%
                                                                                                     ======================



Other Assets Summary (unaudited)
---------------------------------------------------------------------------------------- ----------- ----------------------
Asset Type                                                                                                         Percent
---------------------------------------------------------------------------------------- ----------- ----------------------
Futures                                                                                                              5.69%






Schedule of Investments

July 31, 2007 (unaudited)
Disciplined LargeCap Blend Fund



                                                                                Shares Held                       Value (000's)
COMMON STOCKS (99.86%)
Advertising Agencies (0.54%)
Omnicom Group Inc (a)                                                                    373,812           $                 19,390
                                                                                                              ----------------------

Aerospace & Defense (2.50%)
Boeing Co                                                                                289,252                             29,917
General Dynamics Corp                                                                    265,690                             20,873
Lockheed Martin Corp                                                                     238,322                             23,470
Raytheon Co                                                                              235,060                             13,013
Rockwell Collins Inc (a)                                                                  35,814                              2,460
                                                                                                              ----------------------
                                                                                                                             89,733
                                                                                                              ----------------------
Aerospace & Defense Equipment (0.87%)
United Technologies Corp                                                                 425,559                             31,053
                                                                                                              ----------------------

Airlines (0.20%)
Continental Airlines Inc (a)(b)                                                          233,080                              7,344
                                                                                                              ----------------------

Apparel Manufacturers (0.35%)
Coach Inc (b)                                                                            273,275                             12,423
                                                                                                              ----------------------

Applications Software (2.09%)
Microsoft Corp                                                                         2,588,499                             75,041
                                                                                                              ----------------------

Athletic Footwear (0.39%)
Nike Inc (a)                                                                             248,648                             14,036
                                                                                                              ----------------------

Auto/Truck Parts & Equipment - Original (0.40%)
Johnson Controls Inc                                                                     126,130                             14,272
                                                                                                              ----------------------

Beverages - Non-Alcoholic (2.22%)
Coca-Cola Co/The                                                                         769,503                             40,099
PepsiCo Inc                                                                              600,592                             39,411
                                                                                                              ----------------------
                                                                                                                             79,510
                                                                                                              ----------------------
Cable TV (0.58%)
Comcast Corp (a)(b)                                                                      369,735                              9,713
DIRECTV Group Inc/The (b)                                                                500,910                             11,225
                                                                                                              ----------------------
                                                                                                                             20,938
                                                                                                              ----------------------
Chemicals - Diversified (0.41%)
Celanese Corp                                                                            144,850                              5,432
FMC Corp                                                                                 104,690                              9,331
                                                                                                              ----------------------
                                                                                                                             14,763
                                                                                                              ----------------------
Chemicals - Specialty (0.67%)
Albemarle Corp                                                                           183,301                              7,374
International Flavors & Fragrances Inc                                                   229,829                             11,517
Lubrizol Corp                                                                             83,429                              5,228
                                                                                                              ----------------------
                                                                                                                             24,119
                                                                                                              ----------------------
Coatings & Paint (0.15%)
Sherwin-Williams Co/The                                                                   76,969                              5,364
                                                                                                              ----------------------


Commercial Banks (0.26%)
M&T Bank Corp                                                                             86,900                              9,237
                                                                                                              ----------------------

Commercial Services - Finance (0.35%)
Equifax Inc                                                                              313,560                             12,687
                                                                                                              ----------------------

Computer Services (0.32%)
Cognizant Technology Solutions Corp (a)(b)                                               143,550                             11,625
                                                                                                              ----------------------

Computers (4.36%)
Apple Inc (b)                                                                            362,170                             47,719
Dell Inc (b)                                                                             423,240                             11,838
Hewlett-Packard Co                                                                       936,537                             43,109
International Business Machines Corp (a)                                                 487,565                             53,949
                                                                                                              ----------------------
                                                                                                                            156,615
                                                                                                              ----------------------
Computers - Integrated Systems (0.44%)
Brocade Communications Systems Inc (a)(b)                                              1,008,960                              7,103
NCR Corp (a)(b)                                                                          165,750                              8,656
                                                                                                              ----------------------
                                                                                                                             15,759
                                                                                                              ----------------------
Computers - Memory Devices (0.28%)
Network Appliance Inc (a)(b)                                                             350,296                              9,927
                                                                                                              ----------------------

Containers - Metal & Glass (0.26%)
Ball Corp (a)                                                                            179,139                              9,184
                                                                                                              ----------------------

Containers - Paper & Plastic (0.29%)
Pactiv Corp (a)(b)                                                                       327,930                             10,366
                                                                                                              ----------------------

Cosmetics & Toiletries (2.35%)
Colgate-Palmolive Co                                                                     335,142                             22,119
Procter & Gamble Co                                                                    1,005,896                             62,225
                                                                                                              ----------------------
                                                                                                                             84,344
                                                                                                              ----------------------
Data Processing & Management (0.67%)
Dun & Bradstreet Corp                                                                     91,580                              8,953
Mastercard Inc (a)                                                                        51,448                              8,273
Total System Services Inc (a)                                                            241,440                              6,791
                                                                                                              ----------------------
                                                                                                                             24,017
                                                                                                              ----------------------
Diversified Manufacturing Operations (5.51%)
3M Co                                                                                     22,346                              1,987
Cooper Industries Ltd                                                                    287,871                             15,234
Danaher Corp (a)                                                                         206,162                             15,396
Eaton Corp                                                                               116,620                             11,333
General Electric Co                                                                    2,560,140                             99,231
Honeywell International Inc                                                              379,852                             21,845
ITT Corp                                                                                 249,550                             15,692
Parker Hannifin Corp                                                                     171,538                             16,928
                                                                                                              ----------------------
                                                                                                                            197,646
                                                                                                              ----------------------
E-Commerce - Products (0.18%)
NutriSystem Inc (a)(b)                                                                   116,159                              6,472
                                                                                                              ----------------------

E-Commerce - Services (0.63%)
eBay Inc (b)                                                                             701,699                             22,735
                                                                                                              ----------------------

Electric - Integrated (2.93%)
Centerpoint Energy Inc                                                                   524,320                              8,641
Constellation Energy Group Inc                                                           150,150                             12,582
Edison International                                                                     245,922                             13,007
Electric - Integrated
Entergy Corp                                                                             185,831                             18,576
FPL Group Inc                                                                            314,440                             18,153
PG&E Corp (a)                                                                            283,490                             12,136
Public Service Enterprise Group Inc                                                      176,831                             14,719
Sierra Pacific Resources                                                                 461,690                              7,336
                                                                                                              ----------------------
                                                                                                                            105,150
                                                                                                              ----------------------
Electric Products - Miscellaneous (0.01%)
Emerson Electric Co                                                                        8,044                                379
                                                                                                              ----------------------

Electronic Components - Semiconductors (3.20%)
Intel Corp                                                                             1,906,913                             45,041
MEMC Electronic Materials Inc (b)                                                        191,472                             11,741
National Semiconductor Corp                                                              452,860                             11,770
Nvidia Corp (a)(b)                                                                       504,406                             23,082
Texas Instruments Inc                                                                    656,646                             23,107
                                                                                                              ----------------------
                                                                                                                            114,741
                                                                                                              ----------------------
Electronic Forms (0.39%)
Adobe Systems Inc (b)                                                                    350,391                             14,117
                                                                                                              ----------------------

Enterprise Software & Services (1.07%)
BMC Software Inc (b)                                                                     303,910                              8,728
Oracle Corp (b)                                                                        1,552,456                             29,683
                                                                                                              ----------------------
                                                                                                                             38,411
                                                                                                              ----------------------
Finance - Credit Card (0.20%)
American Express Co                                                                      125,287                              7,334
                                                                                                              ----------------------

Finance - Investment Banker & Broker (6.11%)
Citigroup Inc                                                                          1,085,176                             50,537
Goldman Sachs Group Inc/The                                                              180,527                             34,001
JPMorgan Chase & Co                                                                    1,198,085                             52,728
Lehman Brothers Holdings Inc (a)                                                         372,054                             23,067
Merrill Lynch & Co Inc                                                                   405,989                             30,124
Morgan Stanley                                                                           452,640                             28,910
                                                                                                              ----------------------
                                                                                                                            219,367
                                                                                                              ----------------------
Finance - Mortgage Loan/Banker (0.71%)
Fannie Mae                                                                               426,120                             25,499
                                                                                                              ----------------------

Financial Guarantee Insurance (0.51%)
MBIA Inc (a)                                                                             193,400                             10,850
PMI Group Inc/The (a)                                                                    214,170                              7,297
                                                                                                              ----------------------
                                                                                                                             18,147
                                                                                                              ----------------------
Food - Miscellaneous/Diversified (1.30%)
Campbell Soup Co (a)                                                                     418,981                             15,431
General Mills Inc                                                                        338,742                             18,841
Kellogg Co (a)                                                                           235,362                             12,194
                                                                                                              ----------------------
                                                                                                                             46,466
                                                                                                              ----------------------
Food - Retail (0.63%)
Kroger Co/The                                                                            365,773                              9,496
Safeway Inc                                                                              409,867                             13,062
                                                                                                              ----------------------
                                                                                                                             22,558
                                                                                                              ----------------------
Gas - Distribution (0.22%)
Energen Corp                                                                             146,670                              7,760
                                                                                                              ----------------------


Health Care Cost Containment (0.38%)
McKesson Corp                                                                            237,840                             13,738
                                                                                                              ----------------------

Home Decoration Products (0.29%)
Newell Rubbermaid Inc (a)                                                                397,600                             10,517
                                                                                                              ----------------------

Hotels & Motels (0.30%)
Marriott International Inc/DE                                                            257,630                             10,705
                                                                                                              ----------------------

Independent Power Producer (0.24%)
Reliant Energy Inc (a)(b)                                                                329,130                              8,452
                                                                                                              ----------------------

Instruments - Scientific (0.35%)
Thermo Fisher Scientific Inc (b)                                                         243,001                             12,687
                                                                                                              ----------------------

Investment Management & Advisory Services (0.55%)
Franklin Resources Inc                                                                   155,137                             19,760
                                                                                                              ----------------------

Life & Health Insurance (1.15%)
Cigna Corp                                                                               222,342                             11,482
Lincoln National Corp                                                                    183,782                             11,086
Prudential Financial Inc                                                                 212,617                             18,844
                                                                                                              ----------------------
                                                                                                                             41,412
                                                                                                              ----------------------
Machinery - Construction & Mining (0.46%)
Terex Corp (b)                                                                           191,720                             16,536
                                                                                                              ----------------------

Medical - Biomedical/Gene (0.05%)
Amgen Inc (a)(b)                                                                          32,510                              1,747
                                                                                                              ----------------------

Medical - Drugs (4.97%)
Abbott Laboratories                                                                      685,379                             34,742
Bristol-Myers Squibb Co (a)                                                              232,740                              6,612
Eli Lilly & Co                                                                            26,426                              1,430
Forest Laboratories Inc (b)                                                              217,420                              8,740
Merck & Co Inc                                                                           829,924                             41,206
Pfizer Inc                                                                             1,464,159                             34,422
Schering-Plough Corp                                                                     919,286                             26,237
Wyeth                                                                                    513,011                             24,891
                                                                                                              ----------------------
                                                                                                                            178,280
                                                                                                              ----------------------
Medical - HMO (1.22%)
Aetna Inc                                                                                341,150                             16,399
UnitedHealth Group Inc                                                                   134,536                              6,516
WellPoint Inc (b)                                                                        279,405                             20,989
                                                                                                              ----------------------
                                                                                                                             43,904
                                                                                                              ----------------------
Medical Laboratory & Testing Service (0.30%)
Laboratory Corp of America Holdings (a)(b)                                               144,150                             10,645
                                                                                                              ----------------------

Medical Products (2.56%)
Baxter International Inc                                                                 434,482                             22,854
Becton Dickinson & Co (a)                                                                177,784                             13,576
Johnson & Johnson                                                                        641,212                             38,793
Zimmer Holdings Inc (b)                                                                  213,919                             16,634
                                                                                                              ----------------------
                                                                                                                             91,857
                                                                                                              ----------------------
Metal Processors & Fabrication (0.55%)
Commercial Metals Co                                                                     160,271                              4,943
Precision Castparts Corp (a)                                                             108,111                             14,817
                                                                                                              ----------------------
                                                                                                                             19,760
                                                                                                              ----------------------
Multi-Line Insurance (3.14%)
ACE Ltd                                                                                  336,219                             19,407
American International Group Inc                                                         576,105                             36,974
Hartford Financial Services Group Inc                                                    178,470                             16,396
MetLife Inc (a)                                                                          396,997                             23,907
XL Capital Ltd (a)                                                                       205,138                             15,972
                                                                                                              ----------------------
                                                                                                                            112,656
                                                                                                              ----------------------
Multimedia (2.14%)
McGraw-Hill Cos Inc/The (a)                                                              345,330                             20,892
News Corp - Class A                                                                      104,533                              2,208
Time Warner Inc (a)                                                                      271,590                              5,231
Viacom Inc (b)                                                                           457,150                             17,509
Walt Disney Co/The (a)                                                                   936,348                             30,899
                                                                                                              ----------------------
                                                                                                                             76,739
                                                                                                              ----------------------
Networking Products (1.72%)
Cisco Systems Inc (b)                                                                  2,136,795                             61,775
                                                                                                              ----------------------

Oil - Field Services (1.66%)
Schlumberger Ltd (a)                                                                     471,582                             44,668
Smith International Inc (a)                                                              239,876                             14,731
                                                                                                              ----------------------
                                                                                                                             59,399
                                                                                                              ----------------------
Oil & Gas Drilling (0.41%)
Transocean Inc (b)                                                                       136,240                             14,639
                                                                                                              ----------------------

Oil Company - Exploration & Production (0.72%)
Occidental Petroleum Corp                                                                453,834                             25,741
                                                                                                              ----------------------

Oil Company - Integrated (6.73%)
Chevron Corp                                                                             690,342                             58,859
ConocoPhillips                                                                           276,397                             22,344
Exxon Mobil Corp                                                                       1,658,654                            141,201
Marathon Oil Corp                                                                        345,806                             19,088
                                                                                                              ----------------------
                                                                                                                            241,492
                                                                                                              ----------------------
Oil Field Machinery & Equipment (0.98%)
Cameron International Corp (a)(b)                                                        144,148                             11,244
National Oilwell Varco Inc (a)(b)                                                        197,906                             23,770
                                                                                                              ----------------------
                                                                                                                             35,014
                                                                                                              ----------------------
Oil Refining & Marketing (0.83%)
Tesoro Corp (a)                                                                          129,180                              6,433
Valero Energy Corp                                                                       350,280                             23,472
                                                                                                              ----------------------
                                                                                                                             29,905
                                                                                                              ----------------------
Pharmacy Services (0.79%)
Express Scripts Inc (b)                                                                  277,722                             13,922
Medco Health Solutions Inc (b)                                                           177,780                             14,448
                                                                                                              ----------------------
                                                                                                                             28,370
                                                                                                              ----------------------
Pipelines (0.20%)
Oneok Inc                                                                                141,209                              7,166
                                                                                                              ----------------------

Property & Casualty Insurance (1.06%)
Chubb Corp                                                                               386,790                             19,498
Travelers Cos Inc/The                                                                    368,411                             18,708
                                                                                                              ----------------------
                                                                                                                             38,206
                                                                                                              ----------------------
Publicly Traded Investment Fund (0.55%)
iShares S&P 500 Index Fund/US (a)                                                        134,990                             19,675
                                                                                                              ----------------------


Radio (0.00%)
Citadel Broadcasting Corp (a)                                                                  4                                  -
                                                                                                              ----------------------

Regional Banks (4.81%)
Bank of America Corp                                                                   1,413,387                             67,023
Comerica Inc (a)                                                                         224,630                             11,829
Keycorp                                                                                  365,330                             12,673
US Bancorp (a)                                                                           119,867                              3,590
Wachovia Corp                                                                            678,808                             32,046
Wells Fargo & Co                                                                       1,342,956                             45,352
                                                                                                              ----------------------
                                                                                                                            172,513
                                                                                                              ----------------------
REITS - Apartments (0.26%)
AvalonBay Communities Inc (a)                                                             86,364                              9,325
                                                                                                              ----------------------

REITS - Hotels (0.16%)
Host Hotels & Resorts Inc (a)                                                            271,831                              5,741
                                                                                                              ----------------------

REITS - Office Property (0.57%)
Boston Properties Inc (a)                                                                149,760                             14,151
SL Green Realty Corp (a)                                                                  51,650                              6,271
                                                                                                              ----------------------
                                                                                                                             20,422
                                                                                                              ----------------------
REITS - Regional Malls (0.37%)
Simon Property Group Inc                                                                 151,618                             13,120
                                                                                                              ----------------------

Retail - Apparel & Shoe (0.66%)
American Eagle Outfitters Inc (a)                                                        318,080                              7,716
Nordstrom Inc (a)                                                                        334,944                             15,937
                                                                                                              ----------------------
                                                                                                                             23,653
                                                                                                              ----------------------
Retail - Building Products (0.17%)
Home Depot Inc (a)                                                                       163,969                              6,095
                                                                                                              ----------------------

Retail - Consumer Electronics (0.19%)
RadioShack Corp (a)                                                                      277,480                              6,973
                                                                                                              ----------------------

Retail - Discount (0.83%)
Big Lots Inc (a)(b)                                                                      462,588                             11,962
Target Corp                                                                               23,475                              1,422
Wal-Mart Stores Inc                                                                      353,882                             16,261
                                                                                                              ----------------------
                                                                                                                             29,645
                                                                                                              ----------------------
Retail - Drug Store (0.25%)
Walgreen Co                                                                              202,370                              8,941
                                                                                                              ----------------------

Retail - Major Department Store (0.43%)
JC Penney Co Inc                                                                         226,064                             15,381
                                                                                                              ----------------------

Retail - Regional Department Store (0.49%)
Kohl's Corp (b)                                                                          290,690                             17,674
                                                                                                              ----------------------

Retail - Restaurants (1.54%)
Darden Restaurants Inc (a)                                                               204,210                              8,693
McDonald's Corp                                                                          622,829                             29,815
Yum! Brands Inc                                                                          522,442                             16,739
                                                                                                              ----------------------
                                                                                                                             55,247
                                                                                                              ----------------------
Semiconductor Equipment (0.22%)
Teradyne Inc (a)(b)                                                                      513,810                              8,062
                                                                                                              ----------------------


Steel - Producers (0.68%)
Nucor Corp                                                                               169,720                              8,520
Reliance Steel & Aluminum Co                                                             134,720                              7,078
Steel Dynamics Inc (a)                                                                   210,140                              8,811
                                                                                                              ----------------------
                                                                                                                             24,409
                                                                                                              ----------------------
Steel - Specialty (0.50%)
Allegheny Technologies Inc                                                               171,770                             18,024
                                                                                                              ----------------------

Telecommunication Equipment - Fiber Optics (0.08%)
Corning Inc                                                                              117,720                              2,806
                                                                                                              ----------------------

Telecommunication Services (0.28%)
Embarq Corp                                                                              163,370                             10,095
                                                                                                              ----------------------

Telephone - Integrated (3.32%)
AT&T Inc                                                                               2,072,209                             81,148
Qwest Communications International Inc (a)(b)                                          1,872,820                             15,975
Verizon Communications Inc                                                               519,288                             22,132
                                                                                                              ----------------------
                                                                                                                            119,255
                                                                                                              ----------------------
Therapeutics (0.67%)
Gilead Sciences Inc (b)                                                                  644,480                             23,994
                                                                                                              ----------------------

Tobacco (2.12%)
Altria Group Inc                                                                         732,040                             48,659
Loews Corp - Carolina Group                                                               96,458                              7,310
Reynolds American Inc (a)                                                                157,362                              9,626
UST Inc (a)                                                                              196,879                             10,543
                                                                                                              ----------------------
                                                                                                                             76,138
                                                                                                              ----------------------
Tools - Hand Held (0.21%)
Snap-On Inc                                                                              146,550                              7,669
                                                                                                              ----------------------

Toys (0.60%)
Hasbro Inc                                                                               272,680                              7,641
Mattel Inc (a)                                                                           607,606                             13,920
                                                                                                              ----------------------
                                                                                                                             21,561
                                                                                                              ----------------------
Transport - Services (0.63%)
CH Robinson Worldwide Inc                                                                248,550                             12,092
FedEx Corp                                                                                34,230                              3,791
United Parcel Service Inc (a)                                                             88,766                              6,721
                                                                                                              ----------------------
                                                                                                                             22,604
                                                                                                              ----------------------
Web Portals (0.60%)
Google Inc (b)                                                                            42,326                             21,586
                                                                                                              ----------------------

Wire & Cable Products (0.15%)
General Cable Corp (a)(b)                                                                 69,839                              5,552
                                                                                                              ----------------------

Wireless Equipment (0.22%)
Motorola Inc                                                                              39,794                                676
Qualcomm Inc                                                                             170,934                              7,120
                                                                                                              ----------------------
                                                                                                                              7,796
                                                                                                              ----------------------
TOTAL COMMON STOCKS                                                                                        $              3,583,587
                                                                                                              ----------------------




                                                                                 Principal
                                                                                ount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (0.03%)
Repurchase Agreements (0.03%)
Investment in Joint Trading Account; Bank of America; 5.25%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                                     514                                515
Government Agency Issues; $530,000; 0%-6.63%; dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                                     514                                514
Government Agency Issues; $530,000; 0%-6.63%; dated 08/27/07-11/05/32)
                                                                                                              ----------------------

                                                                                                                              1,029
                                                                                                              ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                               $                  1,029
                                                                                                              ----------------------
MONEY MARKET FUNDS (6.79%)
Money Center Banks (6.79%)
BNY Institutional Cash Reserve Fund (c)                                                  243,846                            243,846
                                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                                   $                243,846
                                                                                                              ----------------------
Total Investments                                                                                          $              3,828,462
Liabilities in Excess of Other Assets, Net - (6.68)%                                                                      (239,817)
                                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                                 $              3,588,645
                                                                                                              ======================
                                                                                                              ----------------------

                                                                                                              ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                    $                408,986
Unrealized Depreciation                                                                                                   (135,470)
                                                                                                              ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                  273,516
Cost for federal income tax purposes                                                                                      3,554,946
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ - ----------- ----------------------
Sector                                                                                   Percent
------------------------------------------------------------ - ----------- ----------------------
Financial                                                                                 26.68%
Consumer, Non-cyclical                                                                    19.90%
Technology                                                                                13.05%
Industrial                                                                                11.79%
Energy                                                                                    11.52%
Communications                                                                            10.30%
Consumer, Cyclical                                                                         7.09%
Utilities                                                                                  3.38%
Basic Materials                                                                            2.42%
Exchange Traded Funds                                                                      0.55%
Liabilities in Excess of Other Assets, Net                                              (-6.68%)
                                                                           ----------------------
TOTAL NET ASSETS                                                                         100.00%
                                                                           ======================






-------------------------------------

-------------------------------------
-------------------------------------
Schedule of Investments
-------------------------------------
-------------------------------------

-------------------------------------
-------------------------------------
July 31, 2007 (unaudited)
-------------------------------------
-------------------------------------
Diversified International Fund
-------------------------------------
-------------------------------------



-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                               Shares Held                         Value (000's)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.96%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Advanced Materials & Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neo Material Technologies Inc (a)                              51,500                       $          222
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Advertising Services (0.39%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aegis Group Plc                                               364,862                                  932
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Publicis Groupe                                                20,778                                  889
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                 495,090                                7,095
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     8,916
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agricultural Chemicals (0.97%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agruim Inc (a)                                                197,800                                8,316
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Incitec Pivot Ltd (b)                                         115,119                                7,383
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Yara International ASA                                        253,600                                6,742
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    22,441
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agricultural Operations (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Golden Agri-Resources Ltd (b)                                 965,000                                1,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Airlines (0.78%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Air France-KLM                                                133,015                                5,987
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                         293,249                                8,236
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Korean Air Lines Co Ltd                                        25,189                                2,017
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Ltd (a)(c)                  387,900                                  549
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Turk Hava Yollari Anonium Ortakligi (a)                       156,949                                1,165
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    17,954
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers (0.46%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Ting Group Holdings Ltd                                 342,000                                  105
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd                                           686,000                                9,167
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Youngone Corp                                                 145,250                                1,288
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    10,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Appliances (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AFG Arbonia - Forster Holding                                     262                                  134
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Indesit Co SpA                                                 16,009                                  351
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schulthess Group                                                2,080                                  267
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       752
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Applications Software (0.09%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd ADR (b)                               14,796                                  734
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Micro Focus International PLC                                  50,954                                  307
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NSD CO LTD                                                     10,800                                  176
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SimCorp A/S                                                       820                                  178
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd                                  27,322                                  774
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,169
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Audio & Video Products (0.65%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Canon Electronics Inc                                          10,713                                  309
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
D&M Holdings Inc                                               31,287                                  113
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kawai Musical Instruments Manufacturing                        26,000                                   52
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sony Corp                                                     271,600                               14,501
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    14,975
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Auto - Car & Light Trucks (2.78%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                    85,748                                5,334
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                            185,218                               16,773
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Auto - Car & Light Trucks
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Denway Motors Ltd                                           1,614,253                                  744
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fiat SpA (b)                                                  360,618                               10,606
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co                                                8,489                                  745
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ssangyong Motor Co (a)                                         23,392                                  177
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp                                             488,452                               29,694
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    64,073
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mahindra & Mahindra Ltd (b)(c)                                 63,262                                1,170
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Auto/Truck Parts & Equipment - Original (0.70%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aisin Seiki Co Ltd                                            180,400                                7,089
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Denso Corp                                                    195,300                                7,357
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Eagle Industry Co Ltd                                           9,000                                  134
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Futaba Industrial Co Ltd                                       19,370                                  483
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Musashi Seimitsu Industry Co Ltd                                1,870                                   49
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Seiki Co Ltd                                             6,915                                  190
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nissin Kogyo Co Ltd                                            16,336                                  481
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Press Kogyo Co Ltd                                             46,000                                  184
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
T RAD Co Ltd                                                    7,000                                   43
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TS Tech Co Ltd                                                  3,503                                  126
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    16,136
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Auto/Truck Parts & Equipment - Replacement (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Xinyi Glass Holding Co Ltd                                  1,312,000                                1,338
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beverages - Non-Alcoholic (0.23%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Britvic PLC                                                    36,815                                  237
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Coca Cola Hellenic Bottling Co SA                              88,015                                3,921
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Coca-Cola Femsa SAB de CV                                     271,700                                1,237
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     5,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beverages - Wine & Spirits (0.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Laurent-Perrier                                                   590                                   97
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
United Spirits Ltd                                             48,965                                1,648
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,745
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Brewery (1.45%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Carlsberg A/S                                                  80,017                               10,265
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Heineken NV                                                   152,662                                9,675
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
InBev NV                                                      166,328                               13,394
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    33,334
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Broadcasting Services & Programming (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vislink PLC                                                    47,914                                   81
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building - Heavy Construction (1.26%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ACS Actividades de Construccion y Servicios SA                221,204                               13,104
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aecon Group Inc (a)                                            18,508                                  233
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Keangnam Enterprises Ltd                                        5,500                                  269
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lemminkainen Oyj                                                  601                                   43
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Maeda Road Construction Co Ltd                                 14,223                                  128
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Severfield-Rowen PLC                                            6,619                                  306
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Trevi Finanziaria SpA                                          14,948                                  280
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Veidekke ASA                                                   16,925                                  168
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vinci SA                                                      202,850                               14,531
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    29,062
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building - Mobile Home & Manufactured Housing (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fleetwood Corp Ltd                                              6,814                                   54
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building - Residential & Commercial (0.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Barratt Developments PLC                                       21,062                                  395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Desarrolladora Homex SAB de CV (a)                             95,700                                  902
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kaufman & Broad SA (a)                                          3,126                                  171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tecnisa SA                                                    148,251                                  992
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,460
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building & Construction - Miscellaneous (0.91%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bouygues SA                                                   147,361                               11,803
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cosco International Holdings Ltd                              402,000                                  288
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Galliford Try PLC                                              87,002                                  264
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JM AB - Rights (a)(c)                                         161,800                                   87
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JM AB                                                         190,308                                5,719
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kumho Industrial Co Ltd                                        13,714                                  952
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd                                 165,500                                1,756
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,869
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building & Construction Products - Miscellaneous (0.35%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bauer AG                                                        4,791                                  351
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Geberit AG                                                      7,058                                1,151
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kingspan Group PLC                                            219,585                                5,258
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nichias Corp                                                   31,000                                  311
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rockwool International A/S                                      1,194                                  386
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sika AG                                                           276                                  526
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,983
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building Products - Air & Heating (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Belimo Holding AG                                                  40                                   42
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nibe Industrier AB                                              9,600                                  165
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       207
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building Products - Cement & Aggregate (1.09%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Adelaide Brighton Ltd                                          58,390                                  163
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cementir SpA                                                   12,818                                  173
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cemex SAB de CV (a)                                           365,921                                1,180
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ciments Francais SA                                               958                                  218
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Heracles General Cement Co                                      2,848                                   67
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Holcim Ltd                                                     87,047                                9,221
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                     68,201                               11,552
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pretoria Portland Cement Co Ltd                               209,514                                1,238
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Semapa-Sociedade de Investimento e Gestao SGPS SA               8,136                                  142
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taiwan Cement Corp                                            890,820                                1,072
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    25,026
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Building Products - Wood (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Grand Forestry Resources Group Ltd (a)                1,552,000                                  621
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cable TV (0.24%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cogeco Cable Inc                                              124,800                                5,440
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Capacitors (0.69%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitsumi Electric Co Ltd                                       406,766                               15,854
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Casino Hotels (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Resorts World Bhd                                           1,120,900                                1,337
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications (1.42%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
America Movil SA de CV ADR                                     92,410                                5,533
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Mobile Ltd                                              309,139                                3,552
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cosmote Mobile Telecommunications SA                          113,388                                3,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Drillisch AG (a)                                                8,930                                   80
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mobile Telesystems OJSC ADR (a)                                33,402                                2,136
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MTI Ltd                                                            19                                   38
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Okinawa Cellular Telephone Co                                      31                                   83
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SK Telecom Co Ltd                                               4,563                                1,021
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SK Telecom Co Ltd ADR (b)                                      40,288                                1,134
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                               135,317                                  952
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                          4,896,647                               14,730
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    32,654
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified (1.30%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Arkema (a)                                                      5,969                                  386
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bayer AG                                                      227,921                               16,109
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries PLC                               54,658                                  690
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
K+S AG                                                          2,885                                  425
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lanxess AG                                                      8,042                                  432
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sakai Chemical Industry Co Ltd                                 29,000                                  225
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co Ltd                                     142,800                               10,544
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG                                                5,174                                1,267
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    30,078
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chemicals - Fibers (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Han Kuk Carbon Co Ltd                                          15,920                                  173
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kolon Industries Inc                                            4,670                                  208
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       381
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chemicals - Other (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kingboard Chemical Holdings Ltd                               110,000                                  605
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty (0.46%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rhodia SA (a)                                                  11,612                                  517
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SGL Carbon AG (a)                                             184,062                                9,365
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Umicore                                                         2,968                                  673
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    10,555
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Circuit Boards (0.52%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ibiden Co Ltd                                                 144,000                               10,558
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tripod Technology Corp                                        323,760                                1,413
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    11,971
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Coal (0.10%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bumi Resources Tbk PT                                       5,139,500                                1,476
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Shenhua Energy Co Ltd                                   191,000                                  750
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,226
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Coatings & Paint (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chugoku Marine Paints Ltd                                      38,000                                  499
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Banks (14.23%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding NV                                           341,085                               16,829
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aichi Bank Ltd/The                                                300                                   33
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                        375,934                                9,760
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd                     622,420                               14,923
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banca Popolare di Milano Scarl                                 33,872                                  486
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco BPI SA                                                   47,895                                  442
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco do Brasil SA                                            128,100                                2,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco Macro SA ADR (b)                                         20,474                                  580
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco Popolare Scarl (a)                                       25,929                                  640
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco Sabadell SA (b)                                          49,535                                  533
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano SA (b)                      1,070,904                               20,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BanColombia SA ADR                                             34,956                                1,244
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banif SGPS SA                                                   5,377                                   45
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Mandiri Persero Tbk PT                                 3,922,500                                1,459
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Millennium SA                                            349,169                                1,616
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Banks
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank of China Ltd                                           2,389,000                                1,256
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank of India                                                 149,403                                  942
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank of Iwate Ltd/The                                           1,181                                   67
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank of Nagoya Ltd/The                                         24,731                                  155
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank of Novia Scotia (a)(b)                                   243,200                               11,273
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Pekao SA                                                  17,027                                1,568
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                       1,094,500                                  730
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bankinter SA                                                   59,430                                1,023
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                1,126,263                               15,808
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                   168,344                               18,505
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bumiputra-Commerce Holdings Bhd                               437,200                                1,473
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Canadian Western Bank                                          11,000                                  287
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Construction Bank Corp                                4,879,000                                3,618
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Merchants Bank Co Ltd                                   570,500                                2,042
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial International Bank                                  15,167                                  182
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commonwealth Bank of Australia                                288,237                               13,222
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Daito Bank Ltd/The                                             16,763                                   23
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Danske Bank A/S                                               226,300                                9,531
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd                                        947,000                               14,164
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                              128,831                               17,554
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
FirstRand Ltd                                                 514,526                                1,647
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Higashi-Nippon Bank Ltd/The                                     7,213                                   29
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                             588,502                               10,911
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd ADR                                             13,953                                  618
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrial and Commercial Bank of China (Asia) Limited        144,304                                  348
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd                 1,658,000                                1,011
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG                                         12,237                                  856
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kagoshima Bank Ltd/The                                          8,902                                   65
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
KBC Groep NV                                                   65,878                                8,570
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Keiyo Bank Ltd/The                                             47,520                                  267
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                   13,534                                1,181
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Malayan Banking Bhd                                           265,700                                  935
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group Inc                                493                                5,261
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group Inc                                      1,926                               13,565
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Musashino Bank Ltd/The                                          3,501                                  166
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oita Bank Ltd/The                                              10,070                                   63
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp                                1,752,000                               10,366
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Piraeus Bank SA                                               183,380                                6,502
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ringkjoebing Landbobank A/S                                       242                                   47
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                            1,889,241                               22,493
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
San-In Godo Bank Ltd/The                                        6,936                                   61
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sberbank                                                      895,000                                3,586
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                              359,900                               12,302
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Societe Generale                                               46,040                                7,913
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd                                       160,872                                2,278
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group Inc                               688                                6,218
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sydbank A/S                                                    17,750                                  901
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tokushima Bank Ltd/The                                          5,625                                   39
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Torinto Dominion Bank (a)(b)                                  141,300                                9,041
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA (b)                                 1,886,399                               16,002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd                                             25,328                                  318
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wing Lung Bank                                                  5,600                                   59
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   328,047
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Services (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aggreko Plc                                                   100,329                                1,102
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Daiseki Co Ltd                                                  2,300                                   54
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Derichebourg (a)                                               10,220                                   96
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Services
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ITE Group PLC                                                  18,834                                   65
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,317
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Computer Services (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hitachi Information Systems Ltd                                 3,200                                   68
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Indra Sistemas SA (b)                                          16,377                                  425
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       493
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Computers (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Acer Inc                                                      561,000                                1,229
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wincor Nixdorf AG                                               5,666                                  501
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,730
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Computers - Integrated Systems (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CSE Global Ltd                                                 61,500                                   52
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NS Solutions Corp                                               6,300                                  176
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       228
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Computers - Peripheral Equipment (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aten International Co Ltd                                      54,000                                  288
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Consulting Services (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Groupe Steria SCA                                               1,510                                   88
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Savills PLC                                                    69,322                                  721
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       809
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Consumer Products - Miscellaneous (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pacific Brands Ltd                                            144,747                                  440
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Containers - Metal & Glass (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CCL Industries                                                  4,700                                  185
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cosmetics & Toiletries (0.26%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beiersdorf AG                                                  76,901                                5,337
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oriflame Cosmetics SA                                          10,900                                  553
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     5,890
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diagnostic Equipment (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Draegerwerk AG                                                  3,060                                  255
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Direct Marketing (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Moshi Moshi Hotline Inc                                         3,587                                  152
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Distribution & Wholesale (0.26%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diploma Plc                                                     2,629                                   48
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
IMS-Intl Metal Service                                          3,554                                  163
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Inabata & Co Ltd                                                9,156                                   59
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kloeckner & Co AG                                              71,045                                5,284
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MARR SpA                                                       17,733                                  193
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Matsuda Sangyo Co Ltd                                           5,404                                  138
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tat Hong Holdings Ltd                                          86,000                                  132
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     6,017
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (0.45%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Acta Holding ASA                                               87,367                                  394
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Challenger Financial Services Group Ltd                        83,175                                  390
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Intergroup Financial Services Corp (a)(c)                      23,086                                  404
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shin Kong Financial Holding Co Ltd                            221,446                                  267
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co Ltd                                 38,560                                2,610
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Woori Finance Holdings Co Ltd (b)                             242,680                                6,249
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    10,314
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations (0.98%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aalberts Industries NV                                         16,128                                  447
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Charter PLC (a)                                               315,977                                7,334
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Invensys PLC                                                   70,787                                  535
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Senior PLC                                                     41,900                                   77
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                    111,276                               14,084
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    22,477
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Minerals (2.58%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Antofagasta PLC                                               111,142                                1,618
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd                                              226,673                                7,220
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                              883,396                               25,902
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Independence Group NL                                          18,270                                   93
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Jubilee Mines NL                                               13,711                                  180
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mincor Resources NL                                            48,921                                  148
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nittetsu Mining Co Ltd                                         28,955                                  248
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Paladin Resources Ltd (a)(b)                                  960,313                                5,683
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Xstrata PLC                                                   289,377                               18,439
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    59,531
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Operations (0.18%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Alfa SAB de CV                                                 70,238                                  482
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Altri SGPS SA                                                  23,362                                  215
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Barloworld Ltd                                                 48,260                                  848
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Eriks Group NV                                                    882                                   79
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Grupo Carso SA de CV                                          220,634                                  884
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GS Holdings Corp                                               23,030                                1,266
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Haci Omer Sabanchi Holding (a)                                      3                                    -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hunting Plc                                                    28,621                                  429
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kendrion NV (a)                                                   928                                   27
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Woongjin Holdings Co Ltd                                        1,069                                   22
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     4,252
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
E-Commerce - Services (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dena Co Ltd                                                       135                                  567
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rightmove PLC                                                  23,252                                  270
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       837
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric - Distribution (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DUET Group                                                     71,445                                  200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric - Generation (0.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CEZ                                                             7,728                                  402
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Resources Power Holdings Co                             310,000                                  791
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Glow Energy PCL (c)                                           721,171                                  667
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Huaneng Power International Inc                             1,390,000                                1,569
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,429
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric - Integrated (2.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASM SpA                                                        36,927                                  199
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cia Paranaense de Energia                                  58,241,858                                  957
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                       163,385                               25,621
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Enel SpA                                                    1,023,208                               10,563
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fortis Inc                                                     11,100                                  274
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
International Power PLC                                     1,525,299                               12,680
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp                                      22,550                                1,081
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Unified Energy System (a)(c)                                    9,100                                1,258
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Union Fenosa SA                                                10,544                                  577
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    53,210
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric - Transmission (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana                                        11,870                                  536
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric Products - Miscellaneous (0.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
LG Electronics Inc                                            111,923                                9,387
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Solar Holdings A/S                                                220                                   30
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     9,417
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electronic Components - Miscellaneous (0.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chemring Group PLC                                             10,623                                  410
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chiyoda Integre Co Ltd                                          4,200                                  106
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Coretronic Corp                                               683,000                                1,207
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Eizo Nanao Corp                                                 6,200                                  200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
HON HAI Precision Industry Co Ltd                             383,194                                3,151
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co Ltd (a)(b)                                   26,192                                1,219
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Miraial Co Ltd                                                    742                                   46
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nihon Dempa Kogyo Co Ltd                                        3,700                                  210
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Star Micronics Co Ltd                                          18,915                                  555
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TT electronics PLC                                             20,405                                   74
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,178
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors (0.79%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MediaTek Inc                                                  165,627                                2,952
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co Ltd                                      9,688                                6,396
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumco Corp                                                    170,800                                8,769
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    18,117
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electronic Measurement Instruments (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ESPEC Corp                                                      3,100                                   50
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Micronics Japan Co Ltd                                          2,100                                   73
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       123
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electronic Parts Distribution (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kuroda Electric Co Ltd                                         16,500                                  238
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Energy - Alternate Sources (0.32%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Renewable Energy Corp AS (a)(b)                               183,381                                7,212
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sechilienne SA                                                  2,207                                  161
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Theolia SA (a)                                                  2,986                                   89
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,462
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Engineering - Research & Development Services (1.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ABB Ltd                                                       722,865                               17,384
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bradken Ltd                                                    36,567                                  315
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Keller Group PLC                                               17,850                                  353
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kyowa Exeo Corp                                                25,000                                  286
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd (c)                                        23,723                                1,525
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Monadelphous Group Ltd                                         10,426                                  144
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shinko Plantech Co Ltd                                         28,000                                  356
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WorleyParsons Ltd                                             313,659                                8,978
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WSP Group PLC                                                   4,594                                   67
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    29,408
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Enterprise Software & Services (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Axon Group Plc                                                 12,815                                  206
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hitachi Software Engineering Co Ltd                            12,644                                  290
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Software AG                                                     2,623                                  262
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Temenos Group AG (a)                                           17,344                                  426
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,184
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
E-Services - Consulting (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ementor ASA (a)                                                45,598                                  388
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Feminine Health Care Products (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hengan International Group Co Ltd                             116,298                                  391
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Filtration & Separation Products (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Alfa Laval AB                                                  18,631                                1,170
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Finance - Credit Card (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Redecard SA (a)                                                32,511                                  554
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Finance - Investment Banker & Broker (2.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd                                           376,716                                8,920
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bolsas y Mercados Espanoles                                     8,211                                  457
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Canaccord Capital Inc                                          15,500                                  297
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                           287,679                               18,766
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
HQ AB                                                           1,790                                   67
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd                                            140,854                                9,723
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
President Securities Corp                                   1,641,000                                1,248
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Takagi Securities Co Ltd                                       21,273                                   81
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tong Yang Investment Bank                                      93,700                                2,042
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UBS AG                                                        142,818                                7,907
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    49,508
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Finance - Leasing Company (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ORIX Corp                                                      50,498                               12,120
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Finance - Other Services (0.98%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                             88,276                               10,351
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SAB de CV                            444,300                                1,973
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Man Group Plc                                                 892,954                               10,164
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    22,488
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Financial Guarantee Insurance (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Euler Hermes SA                                                 3,063                                  451
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fisheries (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Suisan Kaisha Ltd                                       33,800                                  190
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pescanova SA                                                      759                                   40
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       230
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Catering (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sodexho Alliance SA                                            14,885                                  983
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Confectionery (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lindt & Spruengli AG                                               13                                  378
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Dairy Products (0.13%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co Ltd                                    274,000                                  965
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dairy Crest Group PLC                                          17,025                                  254
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Glanbia Plc                                                     5,541                                   30
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Robert Wiseman Dairies Plc                                      7,949                                   74
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vivartia SA                                                    10,573                                  355
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wimm-Bill-Dann Foods OJSC ADR (b)                              15,188                                1,427
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,105
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Meat Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
HKScan Oyj                                                      5,861                                  156
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Marudai Food Co Ltd                                            34,000                                  114
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       270
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified (2.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kerry Group PLC                                                10,700                                  284
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kikkoman Corp                                                  35,000                                  474
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nestle SA                                                      72,635                               27,905
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nutreco Holding NV                                              9,726                                  722
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tiger Brands Ltd                                               47,723                                1,236
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Unilever PLC                                                  530,749                               16,564
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Viscofan SA                                                    12,350                                  298
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    47,483
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Retail (1.20%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
J Sainsbury PLC                                               715,261                                8,282
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metro Inc                                                      11,100                                  395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
North West Co Fund                                              9,857                                  195
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shoprite Holdings Ltd                                         311,962                                1,370
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WM Morrison Supermarkets PLC                                1,042,679                                6,352
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Woolworths Ltd                                                483,490                               11,144
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    27,738
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Food - Wholesale & Distribution (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Heng Tai Consumables Group Ltd                                580,000                                  139
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kesko OYJ                                                       2,651                                  140
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Olam International Ltd                                        151,000                                  295
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sligro Food Group NV                                            7,502                                  356
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       930
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Footwear & Related Apparel (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Geox SpA                                                        9,519                                  174
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gambling (Non-Hotel) (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Paddy Power PLC                                                15,111                                  482
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gas - Distribution (0.38%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Centrica PLC                                                1,176,610                                8,534
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Samchully Co Ltd                                                  726                                  176
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     8,710
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gold Mining (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Great Basin Gold Ltd (a)                                       32,200                                   91
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp                                               6,233                                  543
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Red Back Mining Inc (a)                                        42,062                                  241
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       875
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hazardous Waste Disposal (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Transpacific Industries Group Ltd                              21,496                                  242
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Home Decoration Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hunter Douglas NV                                               2,944                                  290
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Home Furnishings (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Galiform PLC                                                  159,855                                  421
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hotels & Motels (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mandarin Oriental International Ltd                            31,000                                   67
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Millennium & Copthorne Hotels PLC                              31,471                                  383
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       450
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Human Resources (0.32%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Michael Page International Plc                                643,283                                7,062
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Robert Walters Plc                                             37,652                                  273
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,335
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Import & Export (1.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Itochu Corp                                                 1,030,000                               12,921
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumitomo Corp                                                 862,300                               16,700
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    29,621
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrial Audio & Video Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
EVS Broadcast Equipment SA                                      2,110                                  208
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrial Automation & Robots (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SFA Engineering Corp                                            1,290                                   68
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrial Gases (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Air Water Inc                                                  42,000                                  499
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Internet Brokers (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Comdirect Bank AG                                               5,154                                   69
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Internet Content - Information & News (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Iress Market Technology Ltd                                    26,614                                  193
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Seek Ltd                                                       19,331                                  137
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       330
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Internet Security (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies (a)(b)                       45,329                                1,104
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment Companies (0.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ABG Sundal Collier ASA                                         44,114                                  111
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Arques Industries AG                                           19,152                                  990
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hastings Diversified Utilities Fund                            12,316                                   39
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Group                              2,349,335                                6,487
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,627
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment Management & Advisory Services (0.62%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                               1,954,102                                7,467
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AGF Management Ltd                                             21,978                                  758
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Azimut Holding SpA                                             43,223                                  714
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Henderson Group PLC                                           240,858                                  757
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MFS Ltd                                                       106,188                                  467
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MPC Muenchmeyer Petersen Capital AG                             2,851                                  272
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Onex Corp                                                     108,180                                3,411
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Partners Group                                                    806                                  105
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Risa Partners Inc                                                 120                                  282
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    14,233
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Leisure & Recreation Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beneteau SA                                                     3,375                                   90
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CTS Eventim AG                                                  2,662                                  107
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       197
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Life & Health Insurance (0.65%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co Ltd                               845,402                                2,195
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Life Insurance Co Ltd                                   321,000                                1,385
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sanlam Ltd                                                    573,935                                1,820
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Standard Life PLC                                           1,490,339                                9,233
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Swiss Life Holding (a)                                          1,136                                  280
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    14,913
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lighting Products & Systems (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zumtobel AG                                                     4,458                                  168
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery - Construction & Mining (0.99%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aichi Corp                                                     21,446                                  284
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Danieli & Co SpA                                                8,043                                  264
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hitachi Construction Machinery Co Ltd                         155,600                                6,172
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Komatsu Ltd                                                   499,500                               15,765
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Palfinger AG                                                    3,860                                  204
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery - Construction & Mining
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Takeuchi Manufacturing Co Ltd                                   2,900                                  163
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    22,852
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery - Electrical (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Konecranes Oyj                                                 27,471                                1,112
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery - General Industry (1.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Biesse SpA                                                      6,480                                  193
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Burckhardt Compression Holding AG                                 404                                   94
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Frigoglass SA                                                   4,096                                  123
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Haulotte Group                                                 13,348                                  543
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Industrias CH SAB de CV (a)                                   187,214                                  825
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MAN AG                                                        117,851                               17,085
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Miyachi Corp                                                    5,400                                   92
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sintokogio Ltd                                                 17,379                                  251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumitomo Heavy Industries Ltd                                 843,000                               10,317
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    29,523
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery - Material Handling (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fuji Machine Manufacturing Co Ltd                               7,200                                  165
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tsubakimoto Chain Co                                           53,000                                  384
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       549
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Machinery Tools & Related Products (0.37%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
B&B Tools AB                                                    3,799                                  136
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gildemeister AG                                                16,147                                  358
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mori Seiki Co Ltd                                             249,600                                8,141
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     8,635
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical - Biomedical/Gene (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oxford Biomedica Plc (a)                                      145,275                                  137
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical - Drugs (3.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Actelion Ltd (a)                                              154,940                                8,259
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                               107,040                                5,532
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                           226,527                                5,733
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kaken Pharmaceutical Co Ltd                                    23,000                                  178
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kyorin Co Ltd                                                  16,000                                  221
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Shinyaku Co Ltd                                         10,166                                  101
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                    89,287                                4,816
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oriola-KD OYJ                                                  13,306                                   59
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                              134,193                               23,766
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shire PLC                                                     312,606                                7,660
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Stallergenes                                                    1,638                                  135
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co Ltd                                  187,600                               12,221
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co Ltd                                         343,000                                4,017
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    72,698
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical - Generic Drugs (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd ADR (b)                     32,869                                1,381
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Towa Pharmaceutical Co Ltd                                      2,130                                   88
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,469
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical - Nursing Homes (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Orpea (a)                                                       5,152                                  283
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Southern Cross Healthcare Ltd                                  71,294                                  770
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,053
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Meda AB                                                        25,186                                  407
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                    3,244                                  104
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       511
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Medical Products (0.48%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bespak Plc                                                      1,940                                   27
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Phonak Holding AG                                             114,948                               11,034
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    11,061
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal - Aluminum (0.09%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aluminium of Greece S.A.I.C.                                    9,082                                  186
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aluminum Corp of China Ltd                                    786,000                                1,583
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Light Metal Co Ltd                                      83,000                                  214
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,983
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal - Copper (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd                                      3,049                                  286
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mercator Minerals Ltd (a)                                      19,294                                  160
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       446
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal - Diversified (0.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Anvil Mining Ltd (a)                                            6,627                                  114
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
FNX Mining Co Inc (a)                                          23,852                                  728
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kagara Zinc Ltd                                                16,363                                   89
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
KME Group (a)                                                  31,611                                   93
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MMC Norilsk Nickel ADR (b)                                      5,955                                1,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pacific Metals Co Ltd                                          38,000                                  658
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vedanta Resources PLC                                           9,042                                  324
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,401
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal Processors & Fabrication (0.30%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NSK Ltd                                                       611,000                                5,854
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sterlite Industries India Ltd ADR (a)(b)                       40,180                                  653
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taewoong Co Ltd                                                 3,188                                  251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TK Corp                                                         7,608                                  265
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,023
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal Products - Distribution (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Daiichi Jitsugyo Co Ltd                                         8,338                                   44
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metka SA                                                        8,337                                  177
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sato Shoji Corp                                                 4,191                                   38
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Yamazen Corp                                                   24,761                                  175
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       434
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Metal Products - Fasteners (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oiles Corp                                                      4,400                                  100
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mining Services (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Major Drilling Group International (a)                          2,200                                   94
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturers (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
EganaGoldpfeil Holdings Ltd                                   150,000                                   53
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Pillar Packing Co Ltd                                   11,573                                  132
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Peace Mark Holdings Ltd                                       190,000                                  295
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
RHI AG (a)                                                      4,631                                  239
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Towa Corp                                                      12,300                                  122
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       841
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mortgage Banks (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Home Capital Group Inc                                          7,700                                  256
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MRI - Medical Diagnostic Imaging (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sonic Healthcare Ltd                                           38,577                                  501
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Multi-Line Insurance (2.24%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Allianz SE                                                    104,522                               22,247
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AXA SA                                                        405,812                               15,837
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CNP Assurances                                                  5,534                                  726
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Multi-Line Insurance
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mapfre SA                                                     157,113                                  727
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Porto Seguro SA                                                29,349                                1,125
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zurich Financial Services AG                                   37,522                               10,934
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    51,596
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Multimedia (0.90%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corus Entertainment - B Shares (a)                              6,637                                  301
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Informa PLC                                                   433,308                                4,618
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vivendi                                                       375,273                               15,940
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,859
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals (0.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Energy Metals Corp (a)                                          6,722                                   90
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Grupo Mexico SAB de CV                                        223,400                                1,559
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Korea Zinc Co Ltd                                               6,423                                1,414
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Uranium One Inc (a)                                            30,400                                  352
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,415
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Office Automation & Equipment (1.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Canon Inc                                                     320,863                               16,959
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Neopost SA                                                     47,491                                6,864
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ricoh Co Ltd                                                  314,000                                6,807
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    30,630
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oil - Field Services (0.84%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fugro NV                                                      130,435                                8,680
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
John Wood Group PLC                                           976,894                                6,348
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Petrofac Ltd                                                  502,292                                4,394
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    19,422
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oil Company - Exploration & Production (1.37%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp                                          115,639                                4,470
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AED Oil Ltd (a)(b)                                             36,951                                  246
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ARC Energy Ltd (a)                                             73,037                                   95
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ARC Energy Trust - UNITS                                      178,683                                3,579
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Avenir Diversified Income Trust                                 8,501                                   66
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bonterra Energy Income Trust                                    3,504                                   89
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CNOOC Ltd                                                   2,921,000                                3,476
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
EnCana (a)                                                    186,498                               11,416
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gazprom OAO ADR                                                20,250                                  865
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Heritage Oil Corp (a)                                           3,470                                  221
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oao Gazprom (a)(c)(d)                                           7,168                                  771
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oao Gazprom (a)                                               126,458                                5,444
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oilexco Inc (a)                                                74,227                                  893
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    31,631
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oil Company - Integrated (5.71%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                  665,840                               10,831
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BP PLC                                                      1,068,716                               12,359
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp                             2,616,768                                2,777
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ENI SpA                                                       516,559                               18,078
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
LUKOIL ADR                                                     31,864                                2,528
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Petro Canada (a)                                              251,000                               13,691
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PetroChina Co Ltd                                             731,587                                1,079
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR (b)                                 88,618                                5,751
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC - A Shares                              473,185                               18,409
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC - B Shares                              491,696                               19,423
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sasol Ltd                                                      24,594                                  928
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc (a)(b)                                      110,400                                9,981
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total SA                                                      199,793                               15,734
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   131,569
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Oil Refining & Marketing (0.34%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fuchs Petrolub AG                                               4,270                                  414
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Parkland Income Fund                                           11,469                                  185
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd (d)                                    13,681                                1,279
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Singapore Petroleum Co Ltd                                     39,000                                  166
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SK Energy Co Ltd (a)                                           11,513                                1,966
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SK Holdings Co Ltd                                              4,703                                  883
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Thai Oil Public (a)(c)                                        511,619                                1,309
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tupras Turkiye Petrol Rafinerileri AS                          68,727                                1,675
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,877
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Optical Supplies (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cie Generale d'Optique Essilor International SA                13,438                                  820
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Paper & Related Products (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd                             240,000                                1,023
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Portucel-Empresa Produtora de Pasta e Papel SA                 42,515                                  177
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Petrochemicals (0.17%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aromatics Thailand PCL (a)(c)                                 372,500                                  799
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp                                531,000                                1,231
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
LG Petrochemical Co Ltd                                        39,750                                1,880
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,910
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Photo Equipment & Supplies (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Olympus Corp                                                  237,000                                9,714
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tamron Co Ltd                                                   9,800                                  298
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    10,012
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pipelines (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pembina Pipeline Income Fund                                    7,230                                  115
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Platinum (0.10%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Anglo Platinum Ltd                                              8,105                                1,111
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd                                   38,879                                1,128
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,239
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Power Converter & Supply Equipment (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Delta Electronics Inc                                         341,145                                1,336
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Printing - Commercial (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
De La Rue PLC                                                  54,616                                  821
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zenrin Co Ltd                                                  12,600                                  324
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,145
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Property & Casualty Insurance (0.16%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beazley Group PLC                                             101,605                                  336
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Brit Insurance Holdings Plc                                    42,539                                  292
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Chaucer Holdings PLC                                           94,167                                  199
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dongbu Insurance Co Ltd                                        67,890                                2,838
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Novae Group PLC (a)                                            73,931                                   56
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     3,721
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Public Thoroughfares (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zhejiang Expressway Co Ltd                                  1,398,000                                1,585
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Publishing - Periodicals (0.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Euromoney Institutional Investor PLC                            5,182                                   65
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
United Business Media PLC                                     468,762                                7,173
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     7,238
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Real Estate Management & Services (0.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aedes SpA                                                       8,957                                   61
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Real Estate Management & Services
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ardepro Co Ltd (b)                                              1,083                                  301
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Atrium Co Ltd                                                   5,367                                  163
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                              13,136                                  480
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nexity                                                         65,886                                4,918
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pierre & Vacances                                                 936                                  137
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumitomo Real Estate Sales Co Ltd                               5,098                                  378
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tosei Corp                                                        119                                  102
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     6,540
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Real Estate Operator & Developer (2.49%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Allgreen Properties Ltd                                       196,000                                  229
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Brookfield Asset Management Inc (a)(b)                        401,638                               14,077
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
City Developments Ltd                                         464,000                                4,549
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ho Bee Investment Ltd                                         182,000                                  232
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hopewell Holdings                                             198,000                                  855
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Huaku Construction Corp                                       353,800                                  718
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Huang Hsiang Construction Co                                  439,930                                1,175
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Icade                                                           4,282                                  286
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Intershop Holdings                                                293                                   75
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Joint Corp                                                    149,178                                4,068
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd (b)                                           978,000                                5,300
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co Ltd                                         283,000                                7,389
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rodobens Negocios Imobiliarios SA                              21,428                                  259
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shenzhen Investment Ltd                                     2,801,700                                2,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shoei Co Ltd                                                    6,380                                  121
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Singapore Land Ltd                                             11,000                                   75
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co Ltd                          154,000                                4,576
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UOL Group Ltd                                               1,437,000                                5,013
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Urban Corp                                                    343,500                                5,441
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wheelock Properties (S) Ltd                                    94,000                                  194
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wing Tai Holdings Ltd                                         158,578                                  385
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    57,412
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Recycling (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asahi Pretec Corp                                              19,988                                  628
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Regional Banks-Non US (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Banque Cantonale Vaudoise                                         272                                  142
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reinsurance (0.67%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hannover Rueckversicherung AG                                 129,964                                5,781
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance                                             112,840                                9,682
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    15,463
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REITS - Apartments (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Boardwalk Real Estate Investment Trust (a)                     10,100                                  430
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REITS - Diversified (0.40%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
British Land Co PLC                                           298,731                                7,454
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Canadian Real Estate Investment Trust                           8,865                                  232
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CapitaCommercial Trust                                        148,000                                  257
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CDL Hospitality Trusts                                         58,000                                   85
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Eurocommercial Properties NV                                    7,289                                  357
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mapletree Logistics Trust                                     153,000                                  135
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Suntec Real Estate Investment Trust                           138,000                                  171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Unibail-Rodamco                                                 2,260                                  533
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     9,224
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REITS - Office Property (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ascott Residence Trust                                        168,676                                  216
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REITS - Office Property
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Great Portland Estates PLC                                     43,972                                  575
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       791
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rental - Auto & Equipment (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cramo OYJ                                                       9,920                                  471
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
General de Alquiler de Maquinaria (a)                           6,340                                  213
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ramirent Oyj                                                   18,876                                  523
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,207
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Apparel & Shoe (0.90%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB                                           188,844                               10,852
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Inditex SA (b)                                                157,661                                9,431
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Next PLC                                                       10,371                                  395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,678
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Bookstore (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
WH Smith PLC                                                   64,718                                  518
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Building Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kohnan Shoji Co Ltd                                            14,900                                  205
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Computer Equipment (0.22%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Game Group Plc                                              1,265,133                                5,001
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Consumer Electronics (0.10%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GOME Electrical Appliances Holdings Ltd                       969,647                                1,558
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JB Hi-Fi Ltd                                                   44,305                                  441
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Joshin Denki Co Ltd                                            28,332                                  191
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
K's Holdings Corp                                               7,057                                  191
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,381
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Drug Store (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Create SD Co Ltd                                                5,700                                  132
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tsuruha Holdings Inc                                            4,500                                  181
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       313
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Hypermarkets (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Controladora Comercial Mexicana SA de CV                      376,200                                1,034
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wumart Stores Inc (a)(c)                                      632,000                                  550
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,584
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Jewelry (0.67%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Seiko Holdings Corp                                            28,000                                  251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Swatch Group AG                                                50,004                               15,085
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    15,336
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Major Department Store (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co Ltd                                12,762                                1,373
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Miscellaneous/Diversified (0.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Arcs Co Ltd                                                     8,918                                  132
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dufry South America Ltd (a)                                    47,109                                1,256
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Izumi Co Ltd (b)                                               19,698                                  314
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd                                          67,622                                  789
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,491
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Office Supplies (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bechtle AG                                                      1,187                                   45
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Propane Distribution (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Superior Plus Income Fund                                      26,641                                  373
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Pubs (0.89%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers PLC                                       440,344                                6,887
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Punch Taverns PLC                                             590,357                               13,674
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,561
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Toy Store (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JUMBO SA                                                        8,729                                  291
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Retail - Video Rental (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Geo Corp                                                          138                                  277
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rubber - Tires (0.86%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                 81,722                               10,790
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Continental AG                                                 58,255                                8,421
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nokian Renkaat OYJ                                             16,797                                  554
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    19,765
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rubber & Plastic Products (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
POLYTEC Holding AG                                              6,514                                  114
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Semperit AG Holding                                             1,339                                   61
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tokai Rubber Industries Inc                                     8,167                                  148
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       323
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Rubber & Vinyl (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TSRC Corp                                                     720,000                                  981
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schools (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MegaStudy Co Ltd                                                2,464                                  513
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Seismic Data Collection (0.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cie Generale de Geophysique-Veritas (a)                        29,810                                7,527
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Semiconductor Component - Integrated Circuits (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Powertech Technology Inc                                      164,000                                  766
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Realtek Semiconductor Corp                                    398,000                                2,285
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Richtek Technology Corp                                        75,900                                1,078
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Siliconware Precision Industries Co                           899,401                                1,719
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co Ltd                   2,071,377                                4,067
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     9,915
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment (0.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology                                        167,000                                1,531
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Jusung Engineering Co Ltd (a)                                   9,136                                  228
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,759
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shipbuilding (0.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries                                       18,718                                7,222
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Soap & Cleaning Products (0.66%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                         283,603                               15,180
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Steel - Producers (2.95%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Angang Steel Co Ltd                                           560,000                                1,545
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Arcelor Mittal (b)                                            178,794                               10,933
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
China Steel Corp                                            1,209,220                                1,578
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Evraz Group SA (c)                                             29,363                                1,413
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mittal Steel South Africa Ltd                                  65,302                                1,127
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp                                           2,153,000                               16,194
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OneSteel Ltd                                                   78,888                                  446
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Osaka Steel Co Ltd                                              6,173                                  113
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
POSCO ADR                                                      33,785                                4,813
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                  58,601                               11,904
---------------------------------------------------------                         ------------
---------------------------------------------------------                         ------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Steel - Producers
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Sidenor Steel Products Manufacturing Co                         7,290                                  146
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tata Steel Ltd (a)                                             57,490                                  955
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                               150,720                                8,352
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA                         14,920                                1,061
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Voestalpine AG                                                 88,767                                7,385
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    67,965
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Steel - Specialty (0.02%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitsubishi Steel Manufacturing Co Ltd (b)                      79,610                                  398
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Steel Pipe & Tube (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TMK OAO (b)                                                    17,409                                  698
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telecommunication Equipment (0.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Parrot SA (a)                                                   1,220                                   63
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                   44,900                                1,017
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Vtech Holdings Ltd                                             92,000                                  815
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,895
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telecommunication Services (0.89%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Digi.Com BHD                                                  190,007                                1,183
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Globe Telecom Inc                                              15,360                                  442
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd                            3,630,000                                8,251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
StarHub Ltd (b)                                             2,531,260                                4,557
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telenet Group Holding NV (a)                                   13,850                                  474
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telenor ASA                                                   303,796                                5,555
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,462
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telephone - Integrated (3.40%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes SA                                87,769                                1,154
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BT Group PLC                                                2,716,048                               17,227
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Elisa OYJ                                                      24,859                                  703
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Telecomunicaciones                         51,750                                  865
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GVT Holding SA (a)                                             60,933                                1,179
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
KDDI Corp                                                       1,409                                9,347
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Royal KPN NV (b)                                              972,522                               15,047
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telecom Egypt                                                 391,797                                1,201
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telefonica SA (b)                                             921,784                               21,573
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SAB de CV ADR                              29,634                                1,013
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telkom SA Ltd                                                  65,641                                1,539
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Telstra Corp Ltd                                            1,920,883                                7,496
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    78,344
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Textile - Products (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gamma Holding NV                                                  440                                   42
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Therapeutics (0.20%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Grifols SA                                                    225,724                                4,713
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tobacco (1.47%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                    305,564                               13,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Japan Tobacco Inc                                               2,975                               15,119
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
KT&G Corp                                                      72,688                                5,446
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    33,960
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tools - Hand Held (0.54%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Hitachi Koki Co Ltd                                            32,856                                  575
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Makita Corp                                                   254,600                               11,765
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    12,340
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Toys (1.14%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nintendo Co Ltd                                                54,700                               26,372
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Transport - Marine (1.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
D/S Norden                                                      1,400                                  117
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Golden Ocean Group Ltd                                        132,000                                  598
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Jinhui Shipping & Transportation Ltd (a)                       33,668                                  394
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd (b)                                 626,000                                8,568
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Korea Line Corp                                                 1,430                                  244
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Labroy Marine Ltd                                             185,752                                  309
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mitsui OSK Lines Ltd                                          934,700                               14,592
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd                             113,000                                1,345
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pacific Basin Shipping Ltd                                  3,971,437                                5,803
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shinwa Kaiun Kaisha Ltd                                        33,512                                  302
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Smit Internationale NV                                          2,798                                  228
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STX Pan Ocean Co Ltd                                        1,846,000                                2,844
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd                                                   1                                    -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    35,344
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Transport - Services (0.72%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asciano Group (a)(b)                                          472,338                                3,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Firstgroup Plc                                                717,111                                9,146
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kintetsu World Express Inc                                     12,200                                  485
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Log-in Logistica Intermodal SA (a)                            147,853                                1,075
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Stagecoach Group PLC                                          127,466                                  541
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd                                             130,876                                1,566
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    16,645
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Transport - Truck (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SBS Holdings Inc                                                   22                                   44
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Travel Services (0.00%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
HIS Co Ltd                                                      4,600                                  118
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Venture Capital (0.27%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
3i Group PLC (a)                                              289,802                                6,276
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Water (0.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Companhia de Saneamento Basico de Estado de Sao Paulo (a)      58,080                                1,380
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pennon Group PLC                                               43,466                                  535
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,915
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Water Treatment Systems (0.06%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Woongjin Coway Co Ltd                                          42,810                                1,387
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Web Portals (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
So-net Entertainment Corp                                          46                                  139
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
United Internet AG                                             27,644                                  496
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       635
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wire & Cable Products (0.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Draka Holding                                                   5,961                                  325
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nexans SA (b)                                                  47,656                                8,356
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taihan Electric Wire Co Ltd                                    14,310                                  675
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     9,356
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Wireless Equipment (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Japan Radio Co Ltd                                             61,000                                  228
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                     336,501                                9,613
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     9,841
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                         $    2,280,868
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.75%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Dialysis Centers (0.22%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fresenius SE                                                   63,862                                5,066
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Minerals (0.23%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cia Vale do Rio Doce                                          128,740                                5,417
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Diversified Operations (0.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investimentos Itau SA                                         290,331                                1,825
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Electric - Integrated (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Cia Energetica de Minas Gerais                                 33,519                                  684
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment Companies (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bradespar SA                                                   24,300                                1,023
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lereko Mobility Pty Ltd                                         3,348                                   19
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,042
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Steel - Producers (0.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Gerdau SA                                                      55,703                                1,415
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA                         18,200                                1,121
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     2,536
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Television (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                        20,219                                  746
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                      $       17,316
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                              Principal
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                              Amount (000's)                       Value (000's)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper (0.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment in Joint Trading Account; Citigroup Funding
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
5.35%, 8/ 1/2007                                                7,486                                7,486
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                                $        7,486
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (6.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Money Center Banks (6.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BNY Institutional Cash Reserve Fund (e)                       145,454                              145,454
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS                                                                    $      145,454
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Investments                                                                           $    2,451,124
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net - (6.35)%                                              (146,292)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                                                  $    2,304,832



---------------------------------------------------------
---------------------------------------------------------



(a)  Non-Income  Producing Security --

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,502 or 0.46% of net assets.

(d)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value  of these  securities  totaled  $2,050  or 0.09% of net assets.

(e) Security was purchased with the cash proceeds from securities loans.




Unrealized Appreciation (Depreciation)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Unrealized Appreciation                                        370,978
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Unrealized Depreciation                                        (49,174)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                     321,804
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Cost for federal income tax purposes                         2,129,241
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
All dollar amounts are shown in thousands (000's)
                                                                       ------------
                                                                       ------------

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Portfolio Summary (unaudited)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Country                                                        Percent
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Japan                                                           17.82%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
United Kingdom                                                  15.90%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Germany                                                          9.57%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Switzerland                                                      8.34%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
France                                                           7.12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
United States                                                    6.64%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Australia                                                        4.85%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Netherlands                                                      4.42%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Canada                                                           4.28%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Spain                                                            3.21%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Korea, Republic Of                                               3.21%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Italy                                                            2.56%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Singapore                                                        2.39%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Hong Kong                                                        1.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Taiwan, Province Of China                                        1.39%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Sweden                                                           1.34%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Brazil                                                           1.26%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Belgium                                                          1.01%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Norway                                                           0.94%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Russian Federation                                               0.93%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Denmark                                                          0.93%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
China                                                            0.88%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
South Africa                                                     0.82%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mexico                                                           0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Ireland                                                          0.69%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Greece                                                           0.66%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Finland                                                          0.58%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
India                                                            0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Austria                                                          0.35%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Malaysia                                                         0.21%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Turkey                                                           0.16%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Indonesia                                                        0.16%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Thailand                                                         0.14%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Poland                                                           0.14%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Israel                                                           0.11%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bermuda                                                          0.08%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mauritius                                                        0.07%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Egypt                                                            0.06%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Colombia                                                         0.05%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Portugal                                                         0.04%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Chile                                                            0.04%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Argentina                                                        0.03%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Luxembourg                                                       0.02%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Philippines                                                      0.02%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Panama                                                           0.02%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Czech Republic                                                   0.02%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net                     (-6.35%)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
----------------------------------------------------------=========================
----------------------------------------------------------=========================

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------


Schedule of Investments

July 31, 2007 (unaudited)
Equity Income Fund I



                                                                                   Shares Held                 Value (000's)
COMMON STOCKS (95.57%)
Aerospace & Defense (0.96%)
General Dynamics Corp                                                                       543,200     $                 42,674
                                                                                                           ----------------------

Apparel Manufacturers (0.56%)
VF Corp                                                                                     288,900                       24,785
                                                                                                           ----------------------

Auto/Truck Parts & Equipment - Original (0.75%)
Johnson Controls Inc (a)                                                                    294,600                       33,334
                                                                                                           ----------------------

Brewery (0.82%)
Molson Coors Brewing Co (a)                                                                 204,400                       18,179
SABMiller PLC ADR (a)                                                                       714,800                       18,335
                                                                                                           ----------------------
                                                                                                                          36,514
                                                                                                           ----------------------
Cellular Telecommunications (0.67%)
Vodafone Group PLC ADR (a)                                                                  972,862                       29,526
                                                                                                           ----------------------

Chemicals - Diversified (1.16%)
Bayer AG ADR                                                                                472,700                       33,453
Lyondell Chemical Co                                                                        400,000                       17,960
                                                                                                           ----------------------
                                                                                                                          51,413
                                                                                                           ----------------------
Commercial Banks (0.74%)
Barclays PLC ADR (a)                                                                        585,900                       32,805
                                                                                                           ----------------------

Computers (1.79%)
Hewlett-Packard Co                                                                          828,300                       38,127
International Business Machines Corp                                                        371,100                       41,062
                                                                                                           ----------------------
                                                                                                                          79,189
                                                                                                           ----------------------
Consumer Products - Miscellaneous (0.92%)
Fortune Brands Inc (a)                                                                      261,800                       21,284
Kimberly-Clark Corp                                                                         287,700                       19,354
                                                                                                           ----------------------
                                                                                                                          40,638
                                                                                                           ----------------------
Data Processing & Management (1.33%)
Automatic Data Processing Inc                                                               833,800                       38,705
Fidelity National Information Services                                                      411,357                       20,416
                                                                                                           ----------------------
                                                                                                                          59,121
                                                                                                           ----------------------
Diversified Manufacturing Operations (6.24%)
3M Co                                                                                       504,100                       44,824
Dover Corp                                                                                  661,600                       33,742
General Electric Co                                                                       2,247,600                       87,117
Honeywell International Inc                                                                 447,200                       25,718
ITT Corp (a)                                                                                815,500                       51,279
Siemens AG ADR (a)                                                                          267,000                       33,810
                                                                                                           ----------------------
                                                                                                                         276,490
                                                                                                           ----------------------
Electric - Integrated (4.03%)
Dominion Resources Inc/VA (a)                                                               468,100                       39,423
Duke Energy Corp                                                                          1,940,200                       33,041
FPL Group Inc (a)                                                                           798,400                       46,092
Progress Energy Inc (a)                                                                     766,300                       33,457

Electric - Integrated
Xcel Energy Inc (a)                                                                       1,308,700                       26,567
                                                                                                           ----------------------
                                                                                                                         178,580
                                                                                                           ----------------------
Electric Products - Miscellaneous (1.37%)
Emerson Electric Co                                                                         849,000                       39,962
Hitachi Ltd ADR                                                                             292,700                       20,811
                                                                                                           ----------------------
                                                                                                                          60,773
                                                                                                           ----------------------
Electronic Components - Semiconductors (3.41%)
Intel Corp                                                                                4,170,700                       98,512
Microchip Technology Inc (a)                                                                873,500                       31,717
STMicroelectronics NV (a)                                                                 1,214,500                       20,841
                                                                                                           ----------------------
                                                                                                                         151,070
                                                                                                           ----------------------
Electronics - Military (0.73%)
L-3 Communications Holdings Inc                                                             332,300                       32,419
                                                                                                           ----------------------

Fiduciary Banks (1.46%)
Bank of New York Mellon Corp/The                                                          1,518,377                       64,607
                                                                                                           ----------------------

Finance - Investment Banker & Broker (5.56%)
Citigroup Inc                                                                             2,117,933                       98,632
JPMorgan Chase & Co                                                                       1,936,100                       85,208
Morgan Stanley                                                                              651,700                       41,624
UBS AG (a)                                                                                  378,600                       20,850
                                                                                                           ----------------------
                                                                                                                         246,314
                                                                                                           ----------------------
Finance - Mortgage Loan/Banker (0.42%)
Countrywide Financial Corp                                                                  663,300                       18,685
                                                                                                           ----------------------

Financial Guarantee Insurance (0.20%)
MGIC Investment Corp (a)                                                                    232,000                        8,969
                                                                                                           ----------------------

Food - Miscellaneous/Diversified (2.38%)
Cadbury Schweppes PLC ADR                                                                   668,600                       33,249
Kraft Foods Inc                                                                           2,200,023                       72,051
                                                                                                           ----------------------
                                                                                                                         105,300
                                                                                                           ----------------------
Food - Retail (0.38%)
Safeway Inc                                                                                 533,800                       17,012
                                                                                                           ----------------------

Forestry (0.60%)
Plum Creek Timber Co Inc (a)                                                                164,000                        6,373
Weyerhaeuser Co                                                                             285,600                       20,346
                                                                                                           ----------------------
                                                                                                                          26,719
                                                                                                           ----------------------
Gas - Distribution (0.46%)
Sempra Energy                                                                               383,000                       20,192
                                                                                                           ----------------------

Gold Mining (0.49%)
Newmont Mining Corp (a)                                                                     522,100                       21,798
                                                                                                           ----------------------

Hotels & Motels (0.76%)
Hilton Hotels Corp (a)                                                                      760,900                       33,639
                                                                                                           ----------------------

Investment Management & Advisory Services (3.32%)
AllianceBernstein Holding LP                                                                211,800                       17,774
Ameriprise Financial Inc                                                                    421,500                       25,404
Franklin Resources Inc                                                                      521,400                       66,411
Legg Mason Inc (a)                                                                          420,000                       37,800
                                                                                                           ----------------------
                                                                                                                         147,389
                                                                                                           ----------------------

Life & Health Insurance (1.26%)
Prudential Financial Inc                                                                    464,700                       41,187
Unum Group (a)                                                                              596,100                       14,485
                                                                                                           ----------------------
                                                                                                                          55,672
                                                                                                           ----------------------
Machinery - General Industry (0.56%)
Volvo AB ADR (a)                                                                          1,359,000                       25,046
                                                                                                           ----------------------

Medical - Drugs (3.92%)
AstraZeneca PLC ADR                                                                         313,000                       16,223
Bristol-Myers Squibb Co                                                                   1,066,300                       30,293
Novartis AG ADR                                                                             778,900                       42,022
Pfizer Inc                                                                                  883,100                       20,762
Roche Holding AG ADR                                                                        261,300                       23,203
Sanofi-Aventis ADR (a)                                                                      985,300                       41,136
                                                                                                           ----------------------
                                                                                                                         173,639
                                                                                                           ----------------------
Medical - Generic Drugs (0.88%)
Teva Pharmaceutical Industries Ltd ADR (a)                                                  933,200                       39,213
                                                                                                           ----------------------

Medical - HMO (0.80%)
Aetna Inc                                                                                   737,100                       35,432
                                                                                                           ----------------------

Medical - Wholesale Drug Distribution (0.61%)
Cardinal Health Inc (a)                                                                     408,800                       26,870
                                                                                                           ----------------------

Medical Laboratory & Testing Service (0.63%)
Quest Diagnostics Inc (a)                                                                   501,000                       27,790
                                                                                                           ----------------------

Metal - Diversified (1.04%)
Freeport-McMoRan Copper & Gold Inc                                                          489,600                       46,013
                                                                                                           ----------------------

Multi-Line Insurance (5.83%)
ACE Ltd                                                                                   1,010,700                       58,338
American International Group Inc (a)                                                        922,600                       59,212
Hartford Financial Services Group Inc                                                       478,000                       43,914
ING Groep NV ADR (a)                                                                        738,100                       31,133
Loews Corp (a)                                                                              511,400                       24,240
MetLife Inc (a)                                                                             689,800                       41,540
                                                                                                           ----------------------
                                                                                                                         258,377
                                                                                                           ----------------------
Multimedia (1.90%)
News Corp - Class B (a)                                                                   1,001,300                       22,689
Time Warner Inc                                                                           3,204,300                       61,715
                                                                                                           ----------------------
                                                                                                                          84,404
                                                                                                           ----------------------
Music (0.00%)
V2 Music Holdings PLC - warrants (b)(c)(d)                                                    4,500                            -
                                                                                                           ----------------------

Non-Hazardous Waste Disposal (0.65%)
Waste Management Inc                                                                        757,400                       28,804
                                                                                                           ----------------------

Oil & Gas Drilling (0.63%)
GlobalSantaFe Corp (a)                                                                      392,300                       28,132
                                                                                                           ----------------------

Oil Company - Exploration & Production (1.68%)
Devon Energy Corp                                                                           760,100                       56,711
Enerplus Resources Fund                                                                     100,500                        4,405
Penn West Energy Trust (a)                                                                  429,400                       13,350
                                                                                                           ----------------------
                                                                                                                          74,466
                                                                                                           ----------------------

Oil Company - Integrated (4.13%)
Chevron Corp                                                                              1,006,600                       85,823
ConocoPhillips                                                                              834,700                       67,477
Hess Corp                                                                                   488,300                       29,884
                                                                                                           ----------------------
                                                                                                                         183,184
                                                                                                           ----------------------
Paper & Related Products (0.24%)
International Paper Co (a)                                                                  287,900                       10,672
                                                                                                           ----------------------

Pipelines (1.33%)
El Paso Corp (a)                                                                            538,000                        8,958
Enterprise Products Partners LP                                                             238,400                        7,414
Kinder Morgan Energy Partners LP                                                            293,000                       15,523
Williams Cos Inc                                                                            835,500                       26,945
                                                                                                           ----------------------
                                                                                                                          58,840
                                                                                                           ----------------------
Property & Casualty Insurance (0.27%)
Fidelity National Financial Inc (a)                                                         584,499                       12,210
                                                                                                           ----------------------

Regional Banks (4.51%)
Bank of America Corp                                                                      2,560,096                      121,400
PNC Financial Services Group Inc                                                            403,200                       26,873
Wells Fargo & Co                                                                          1,528,000                       51,601
                                                                                                           ----------------------
                                                                                                                         199,874
                                                                                                           ----------------------
REITS - Apartments (0.19%)
Equity Residential (a)                                                                      211,500                        8,420
                                                                                                           ----------------------

REITS - Diversified (0.49%)
Duke Realty Corp                                                                            322,200                       10,533
Vornado Realty Trust                                                                        105,200                       11,259
                                                                                                           ----------------------
                                                                                                                          21,792
                                                                                                           ----------------------
REITS - Healthcare (0.31%)
Health Care Property Investors Inc (a)                                                      508,500                       13,852
                                                                                                           ----------------------

REITS - Hotels (0.32%)
Host Hotels & Resorts Inc (a)                                                               678,400                       14,328
                                                                                                           ----------------------

REITS - Regional Malls (0.13%)
Macerich Co/The                                                                              81,000                        5,925
                                                                                                           ----------------------

REITS - Shopping Centers (0.39%)
Developers Diversified Realty Corp                                                          218,000                       10,464
Kimco Realty Corp (a)                                                                       182,700                        6,820
                                                                                                           ----------------------
                                                                                                                          17,284
                                                                                                           ----------------------
REITS - Storage (0.24%)
Public Storage Inc                                                                          149,600                       10,485
                                                                                                           ----------------------

REITS - Warehouse & Industrial (1.05%)
AMB Property Corp                                                                           267,700                       14,263
Prologis (a)                                                                                565,300                       32,166
                                                                                                           ----------------------
                                                                                                                          46,429
                                                                                                           ----------------------
Retail - Building Products (1.27%)
Home Depot Inc (a)                                                                        1,510,200                       56,134
                                                                                                           ----------------------

Retail - Discount (1.10%)
Target Corp                                                                                 802,000                       48,577
                                                                                                           ----------------------


Retail - Drug Store (1.01%)
CVS Caremark Corp                                                                         1,267,406                       44,600
                                                                                                           ----------------------

Retail - Restaurants (0.68%)
McDonald's Corp                                                                             631,500                       30,230
                                                                                                           ----------------------

Savings & Loans - Thrifts (1.54%)
Washington Mutual Inc                                                                     1,814,300                       68,091
                                                                                                           ----------------------

Semiconductor Component - Integrated Circuits (0.33%)
Linear Technology Corp (a)                                                                  409,100                       14,584
                                                                                                           ----------------------

Semiconductor Equipment (0.53%)
Applied Materials Inc                                                                     1,073,500                       23,660
                                                                                                           ----------------------

Telecommunication Equipment (0.91%)
Alcatel-Lucent ADR (a)                                                                    3,462,000                       40,159
                                                                                                           ----------------------

Telecommunication Services (0.85%)
BCE Inc (a)                                                                                 738,300                       27,937
Embarq Corp                                                                                 158,700                        9,806
                                                                                                           ----------------------
                                                                                                                          37,743
                                                                                                           ----------------------
Telephone - Integrated (6.86%)
AT&T Inc                                                                                  3,105,800                      121,623
Deutsche Telekom AG ADR (a)                                                                 206,400                        3,546
France Telecom SA ADR (a)                                                                   161,400                        4,385
Sprint Nextel Corp                                                                        1,070,300                       21,973
Telstra Corp Ltd ADR                                                                        440,500                        8,634
Verizon Communications Inc                                                                2,528,500                      107,765
Windstream Corp (a)                                                                       2,624,784                       36,117
                                                                                                           ----------------------
                                                                                                                         304,043
                                                                                                           ----------------------
Television (0.49%)
CBS Corp (a)                                                                                678,900                       21,535
                                                                                                           ----------------------

Tobacco (0.81%)
Reynolds American Inc (a)                                                                   588,600                       36,005
                                                                                                           ----------------------

Transport - Rail (1.18%)
Norfolk Southern Corp                                                                       296,500                       15,946
Union Pacific Corp                                                                          303,800                       36,195
                                                                                                           ----------------------
                                                                                                                          52,141
                                                                                                           ----------------------
Transport - Services (0.75%)
FedEx Corp                                                                                  300,700                       33,300
                                                                                                           ----------------------

Wireless Equipment (1.76%)
Motorola Inc                                                                              2,048,100                       34,797
Nokia OYJ ADR                                                                             1,512,400                       43,315
                                                                                                           ----------------------
                                                                                                                          78,112
                                                                                                           ----------------------
TOTAL COMMON STOCKS                                                                                     $              4,236,022
                                                                                                           ----------------------
                                                                                    Principal
                                                                                 Amount (000's)                Value (000's)
BONDS (0.30%)
Electric - Integrated (0.05%)
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                                              2,000                        2,019
                                                                                                           ----------------------


Finance - Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc
6.38%, 10/15/2008                                                                               500                          507
                                                                                                           ----------------------

Medical - Drugs (0.03%)
Wyeth
7.25%, 3/ 1/2023                                                                              1,250                        1,382
                                                                                                           ----------------------

Multimedia (0.02%)
CBS Corp
7.88%, 9/ 1/2023                                                                              1,000                        1,018
                                                                                                           ----------------------

Rental - Auto & Equipment (0.09%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)                                                                          4,000                        4,046
                                                                                                           ----------------------

Telecommunication Services (0.10%)
TELUS Corp
8.00%, 6/ 1/2011                                                                              4,000                        4,283
                                                                                                           ----------------------
TOTAL BONDS                                                                                             $                 13,255
                                                                                                           ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (1.17%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030                                                                                206                          210
7.00%, 9/ 1/2030                                                                                 76                           79
                                                                                                           ----------------------
                                                                                                                             289
                                                                                                           ----------------------
U.S. Treasury (1.16%)
4.25%, 11/15/2014 (a)                                                                        15,000                       14,566
5.38%, 2/15/2031 (a)                                                                         35,000                       36,950
                                                                                                           ----------------------
                                                                                                                          51,516
                                                                                                           ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                   $                 51,805
                                                                                                           ----------------------
SHORT TERM INVESTMENTS (3.89%)
Repurchase Agreements (3.89%)
Investment in Joint Trading Account; Bank of America; 5.25%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                                     86,232                       86,232
Government Agency Issues; $88,819,000; 0%-6.63%; dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29% dated 07/31/07
 maturing 08/01/07 (collateralized by U.S.                                                   86,232                       86,232
Government Agency Issues; $88,819,000; 0%-6.63%; dated 08/27/07-11/05/32)
                                                                                                           ----------------------

                                                                                                                         172,464
                                                                                                           ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                            $                172,464
                                                                                                           ----------------------
MONEY MARKET FUNDS (11.23%)
Money Center Banks (11.23%)
BNY Institutional Cash Reserve Fund (f)                                                     497,685                      497,685
                                                                                                           ----------------------
TOTAL MONEY MARKET FUNDS                                                                                $                497,685
                                                                                                           ----------------------
Total Investments                                                                                       $              4,971,231
Liabilities in Excess of Other Assets, Net - (12.16)%                                                                  (539,149)
                                                                                                           ----------------------
TOTAL NET ASSETS - 100.00%                                                                              $              4,432,082
                                                                                                           ======================
                                                                                                           ----------------------

                                                                                                           ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security is Illiquid

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value  of these  securities  totaled  $4,046  or 0.09% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $                585,759
Unrealized Depreciation                                            (108,942)
                                                       ----------------------
Net Unrealized Appreciation (Depreciation)                           476,817
Cost for federal income tax purposes                               4,494,414
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Financial                                                         43.37%
Communications                                                    13.56%
Industrial                                                        12.45%
Consumer, Non-cyclical                                            12.27%
Energy                                                             7.77%
Technology                                                         7.39%
Consumer, Cyclical                                                 6.12%
Utilities                                                          4.53%
Basic Materials                                                    3.53%
Government                                                         1.17%
Liabilities in Excess of Other Assets, Net                     (-12.16%)
                                                   ----------------------
TOTAL NET ASSETS                                                 100.00%
                                                   ======================





Schedule of Investments

July 31, 2007 (unaudited)
Government & High Quality Bond Fund


                                                                   Principal
                                                                Amount (000's)                      Value (000's)
BONDS (64.29%)
Asset Backed Securities (5.59%)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (a)                                      $                    234           $                    234
5.55%, 12/25/2033 (a)                                                          458                                458
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (a)                                                            27                                 27
5.49%, 6/25/2037 (a)(b)                                                      3,500                              3,470
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036 (a)                                                         2,000                              1,993
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                            42                                 41
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                           850                                845
Long Beach Mortgage Loan Trust
5.43%, 10/25/2036 (a)(b)                                                     2,000                              1,990
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (a)                                                         2,790                              2,791
SACO I Inc
5.46%, 6/25/2036 (a)(b)                                                      1,773                              1,766
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                                      5,000                              4,955
Structured Asset Investment Loan Trust
5.54%, 1/25/2036 (a)(b)                                                      2,275                              2,269
                                                                                                ----------------------
                                                                                                               20,839
                                                                                                ----------------------
Credit Card Asset Backed Securities (0.27%)
Discover Card Master Trust I
5.34%, 5/15/2011 (a)                                                         1,000                              1,000
                                                                                                ----------------------

Federal & Federally Sponsored Credit (1.20%)
Federal Farm Credit Bank
2.63%, 9/17/2007 (c)                                                         4,500                              4,485
                                                                                                ----------------------

Finance - Mortgage Loan/Banker (25.91%)
Fannie Mae
5.25%, 8/ 1/2012 (d)                                                        11,800                             11,800
5.62%, 10/25/2018 (a)                                                          673                                676
5.00%, 8/25/2026                                                             3,085                              3,063
6.63%, 11/15/2030 (d)                                                        1,300                              1,476
5.52%, 4/25/2034 (a)                                                         5,829                              5,829
0.27%, 3/25/2036                                                            30,591                                449
6.50%, 2/25/2047 (e)                                                         2,405                              2,476
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                             4,250                              4,298
5.34%, 4/25/2012                                                             5,000                              5,016
5.41%, 5/25/2035 (a)                                                         2,429                              2,417
5.47%, 9/25/2035 (a)                                                         4,358                              4,359
Fannie Mae Whole Loan
5.47%, 5/25/2035 (a)                                                         2,639                              2,642
Federal Home Loan Bank System
5.46%, 11/27/2015 (e)                                                        3,061                              3,005

Finance - Mortgage Loan/Banker
Freddie Mac
5.75%, 6/27/2016                                                             2,400                              2,434
4.50%, 7/15/2017                                                             4,900                              4,747
5.62%, 6/15/2018 (a)                                                         4,048                              4,059
5.72%, 7/15/2023 (a)                                                         6,232                              6,239
5.52%, 4/15/2030 (a)                                                         5,760                              5,759
5.50%, 9/15/2031 (a)                                                         1,375                              1,351
5.72%, 9/15/2033 (a)                                                           364                                365
Ginnie Mae
1.81%, 10/16/2012 (a)                                                       84,322                              3,200
3.89%, 7/16/2026                                                             1,623                              1,576
5.08%, 1/16/2030 (a)                                                         1,585                              1,574
3.96%, 6/16/2031                                                             2,270                              2,193
4.26%, 2/16/2032                                                             2,322                              2,263
0.95%, 6/17/2045 (a)                                                        37,912                              1,993
0.57%, 11/16/2045                                                            4,095                                224
1.13%, 5/16/2046 (a)                                                        10,772                                635
1.06%, 10/16/2046                                                           15,897                              1,078
1.12%, 2/16/2047 (a)                                                        18,745                              1,172
SLM Student Loan Trust
5.45%, 10/25/2016 (a)                                                        3,198                              3,201
5.55%, 9/17/2018 (a)                                                         5,023                              5,039
                                                                                                ----------------------
                                                                                                               96,608
                                                                                                ----------------------
Home Equity - Other (6.01%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                                      2,084                              2,085
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                                     2,550                              2,552
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                                         75                                 75
5.42%, 7/25/2036 (a)(b)                                                      3,600                              3,593
First NLC Trust
5.55%, 5/25/2035 (a)                                                         2,375                              2,370
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                                      3,006                              3,006
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                                      5,250                              5,198
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                                        549                                549
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (a)                                                         3,000                              2,999
                                                                                                ----------------------
                                                                                                               22,427
                                                                                                ----------------------
Mortgage Backed Securities (24.40%)
Banc of America Commercial Mortgage Inc
1.03%, 11/10/2038 (a)                                                        2,557                                 65
0.26%, 3/11/2041 (a)(f)                                                     24,517                                201
4.73%, 7/10/2043 (a)                                                         3,500                              3,244
5.84%, 6/10/2049 (a)(e)                                                      2,325                              2,270
Banc of America Funding Corp
5.40%, 7/20/2036 (a)(b)                                                      2,525                              2,522
5.60%, 7/20/2036 (a)(b)                                                      1,706                              1,701
Bear Stearns Alt-A Trust
5.49%, 4/25/2037 (a)(b)                                                      1,363                              1,364
Bear Stearns Commercial Mortgage Securities
1.00%, 2/11/2041 (a)(f)                                                     10,527                                309
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)(b)(e)                                                   3,751                              3,744

Mortgage Backed Securities
Chase Mortgage Finance Corp
4.56%, 7/25/2037 (a)(b)(e)                                                   3,500                              3,477
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046 (a)                                                       26,001                                332
Countrywide Alternative Loan Trust
5.62%, 5/25/2035 (a)                                                           412                                413
Credit Suisse Mortgage Capital Certificates
0.07%, 12/15/2039                                                           16,857                                298
CS First Boston Mortgage Securities Corp
0.57%, 11/15/2036 (a)(f)                                                    11,746                                487
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)                                                         3,475                              3,365
5.33%, 11/10/2045 (a)                                                        5,000                              4,851
G-Force LLC
5.62%, 12/25/2039 (a)(f)                                                     2,800                              2,800
Greenpoint Mortgage Funding Trust
5.62%, 6/25/2045 (a)                                                           304                                305
Greenwich Capital Commercial Funding Corp
0.31%, 6/10/2036 (a)(f)                                                     17,918                                174
5.22%, 4/10/2037                                                             5,000                              4,804
0.32%, 3/10/2039 (a)(f)                                                     54,862                              1,299
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                           30,467                              1,298
Impac CMB Trust
5.63%, 4/25/2035 (a)(b)                                                        894                                895
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)                                                          459                                464
Indymac Index Mortgage Loan Trust
5.65%, 4/25/2035 (a)                                                           445                                446
JP Morgan Chase Commercial Mortgage Securities
0.33%, 9/12/2037 (a)                                                        90,970                              1,279
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)                                                        3,000                              2,952
5.30%, 4/25/2036 (a)                                                         1,482                              1,485
5.95%, 8/25/2036 (a)                                                         2,400                              2,419
6.00%, 8/25/2036 (a)                                                         2,991                              2,981
5.57%, 10/25/2036 (a)                                                        4,725                              4,685
5.87%, 1/25/2037                                                             4,812                              4,816
LB-UBS Commercial Mortgage Trust
0.06%, 11/15/2038 (a)(f)                                                    13,366                                238
0.72%, 11/15/2038 (a)(f)                                                    21,788                              1,029
0.06%, 2/15/2040 (a)(f)                                                      5,943                                 72
0.48%, 2/15/2040 (a)                                                         7,451                                257
0.74%, 7/15/2040 (a)                                                       109,748                              3,086
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (a)                                                         2,550                              2,523
0.56%, 5/12/2043                                                            51,252                              1,249
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.55%, 8/12/2048 (a)                                                        33,756                              1,396
0.06%, 12/12/2049 (a)                                                       49,610                                752
Morgan Stanley Capital I
0.37%, 8/13/2042                                                           183,242                              3,158
0.04%, 12/15/2043 (a)(f)                                                    27,278                                374
5.81%, 4/12/2049 (e)                                                         3,475                              3,371
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(b)(e)                                                   1,611                              1,611
5.51%, 7/25/2037 (a)(b)(e)                                                   2,500                              2,498
Wachovia Bank Commercial Mortgage Trust
0.26%, 3/15/2042 (a)(f)                                                     32,240                                336
Mortgage Backed Securities
Wachovia Bank Commercial Mortgage Trust (continued)
0.64%, 5/15/2044 (a)(f)                                                     99,278                              2,272
WaMu Mortgage Pass Through Certificates
5.79%, 7/25/2044 (a)(b)                                                        319                                320
5.55%, 4/25/2045 (a)                                                           658                                659
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                      4,022                              4,034
                                                                                                ----------------------
                                                                                                               90,980
                                                                                                ----------------------
Mortgage Securities (0.91%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                        2,285                              2,244
0.85%, 3/16/2047 (a)                                                        17,669                              1,132
                                                                                                ----------------------
                                                                                                                3,376
                                                                                                ----------------------
TOTAL BONDS                                                                                  $                239,715
                                                                                                ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (71.24%)
Federal Home Loan Mortgage Corporation (FHLMC) (18.29%)
5.00%, 10/ 1/2025                                                            1,277                              1,218
5.00%, 8/ 1/2037 (g)                                                         2,275                              2,134
5.50%, 8/ 1/2037 (g)                                                        18,075                             17,459
6.00%, 8/ 1/2037 (g)                                                         8,050                              7,985
6.00%, 9/ 1/2037 (g)                                                        11,700                             11,594
4.50%, 6/ 1/2011                                                             2,565                              2,517
6.50%, 6/ 1/2017                                                               308                                315
6.00%, 7/ 1/2017                                                               119                                120
5.50%, 4/ 1/2018                                                               857                                850
5.50%, 12/ 1/2018                                                                3                                  3
5.00%, 1/ 1/2019                                                             1,824                              1,777
6.00%, 1/ 1/2021                                                               367                                369
6.50%, 8/ 1/2022                                                               435                                445
6.00%, 6/ 1/2028                                                               101                                101
5.50%, 1/ 1/2029                                                                23                                 23
5.50%, 3/ 1/2029                                                                18                                 18
6.50%, 3/ 1/2029                                                                67                                 68
8.00%, 8/ 1/2030                                                                 4                                  4
8.00%, 11/ 1/2030                                                                2                                  3
7.50%, 12/ 1/2030                                                               23                                 24
7.00%, 1/ 1/2031                                                                13                                 13
7.50%, 2/ 1/2031                                                                15                                 16
6.50%, 6/ 1/2031                                                                 7                                  7
6.00%, 10/ 1/2031                                                               48                                 48
6.00%, 2/ 1/2032                                                               132                                131
6.50%, 2/ 1/2032                                                               168                                171
6.50%, 4/ 1/2032                                                                96                                 98
7.50%, 4/ 1/2032                                                               149                                155
6.50%, 8/ 1/2032                                                               417                                425
5.00%, 12/ 1/2032                                                            1,009                                952
5.50%, 5/ 1/2033                                                               641                                622
5.50%, 10/ 1/2033                                                              236                                229
5.50%, 12/ 1/2033                                                            5,532                              5,370
6.00%, 8/ 1/2036                                                             4,008                              3,978
6.50%, 11/ 1/2036                                                            1,258                              1,273
6.50%, 2/ 1/2037                                                               532                                538
6.00%, 4/ 1/2037                                                             4,860                              4,825
7.48%, 10/ 1/2032 (a)                                                           17                                 17
5.70%, 9/ 1/2033 (a)                                                           313                                317
4.68%, 8/ 1/2035 (a)                                                         2,005                              1,977
                                                                                                ----------------------
                                                                                                               68,189
                                                                                                ----------------------

Federal National Mortgage Association (FNMA) (28.82%)
4.50%, 8/ 1/2022 (g)                                                         7,155                              6,815
5.00%, 8/ 1/2022 (g)                                                         2,010                              1,949
5.00%, 8/ 1/2037 (g)                                                        27,690                             25,968
5.50%, 8/ 1/2037 (g)                                                        21,265                             20,534
6.00%, 8/ 1/2037 (g)                                                        12,345                             12,229
6.00%, 5/ 1/2009                                                                37                                 37
4.50%, 3/ 1/2010                                                               146                                143
6.50%, 4/ 1/2010                                                                18                                 18
6.50%, 6/ 1/2016                                                                36                                 37
6.00%, 1/ 1/2017                                                               104                                105
6.00%, 4/ 1/2017                                                               155                                156
5.50%, 9/ 1/2017                                                               588                                584
5.00%, 1/ 1/2018                                                               703                                686
5.50%, 3/ 1/2018                                                               443                                440
5.00%, 4/ 1/2019                                                               641                                623
5.50%, 6/ 1/2019                                                               279                                276
5.50%, 7/ 1/2019                                                               927                                918
5.50%, 8/ 1/2019                                                               743                                735
5.50%, 9/ 1/2019                                                               536                                531
4.50%, 12/ 1/2019                                                              756                                722
7.00%, 5/ 1/2022                                                               110                                114
6.00%, 12/ 1/2022                                                              219                                220
5.00%, 1/ 1/2026                                                             1,812                              1,728
5.50%, 6/ 1/2026                                                             1,805                              1,760
7.50%, 1/ 1/2031                                                                10                                 11
7.50%, 5/ 1/2031                                                                15                                 16
6.50%, 9/ 1/2031                                                               111                                113
6.00%, 12/ 1/2031                                                              178                                178
6.50%, 12/ 1/2031                                                               24                                 25
7.00%, 2/ 1/2032                                                                49                                 51
6.50%, 4/ 1/2032                                                                93                                 95
7.50%, 8/ 1/2032                                                               135                                141
6.00%, 11/ 1/2032                                                              163                                162
4.49%, 3/ 1/2033 (a)                                                         2,174                              2,178
5.50%, 9/ 1/2033                                                             2,869                              2,785
7.63%, 11/ 1/2033 (a)                                                           14                                 14
5.15%, 12/ 1/2033 (a)                                                          926                                917
4.89%, 9/ 1/2034 (a)                                                         3,856                              3,849
4.71%, 2/ 1/2035 (a)                                                         4,771                              4,664
4.92%, 3/ 1/2035 (a)                                                         1,467                              1,436
5.03%, 7/ 1/2035 (a)                                                         1,466                              1,475
5.08%, 8/ 1/2035 (a)                                                         5,037                              5,004
5.72%, 2/ 1/2036 (a)                                                           676                                670
5.79%, 6/ 1/2036 (a)(e)                                                        377                                375
6.50%, 8/ 1/2036                                                             3,614                              3,651
6.50%, 10/ 1/2036                                                              598                                605
6.50%, 11/ 1/2036                                                              620                                626
6.50%, 12/ 1/2036                                                              860                                869
7.00%, 8/ 1/2037                                                               200                                206
                                                                                                ----------------------
                                                                                                              107,444
                                                                                                ----------------------
Government National Mortgage Association (GNMA) (3.86%)
5.50%, 8/ 1/2037 (g)                                                         1,555                              1,515
6.50%, 7/15/2008                                                                13                                 13
6.50%, 10/15/2008                                                               16                                 17
6.50%, 3/15/2009                                                                15                                 15
5.50%, 12/15/2013                                                               25                                 25
5.50%, 1/15/2014                                                               274                                273
5.50%, 2/15/2014                                                               167                                166

Government National Mortgage Association (GNMA)
5.50%, 3/15/2014                                                               266                                265
8.00%, 8/15/2016                                                                82                                 86
8.00%, 12/15/2016                                                               17                                 17
7.50%, 4/15/2017                                                               162                                168
8.00%, 4/15/2017                                                                50                                 53
7.50%, 5/15/2017                                                                17                                 17
8.00%, 5/15/2017                                                                49                                 51
8.00%, 6/15/2017                                                                46                                 48
8.00%, 7/15/2017                                                                11                                 12
7.50%, 7/15/2018                                                                40                                 42
7.50%, 12/15/2021                                                              118                                124
7.50%, 2/15/2022                                                                57                                 60
8.00%, 2/15/2022                                                                62                                 65
7.50%, 3/15/2022                                                                57                                 59
7.50%, 4/15/2022                                                               111                                116
7.50%, 5/15/2022                                                                39                                 41
7.50%, 7/15/2022                                                                68                                 71
7.50%, 8/15/2022                                                               293                                307
7.00%, 11/15/2022                                                              251                                262
7.50%, 11/15/2022                                                               77                                 80
7.00%, 12/15/2022                                                              221                                231
7.00%, 1/15/2023                                                               137                                143
7.00%, 2/15/2023                                                               460                                480
7.50%, 2/15/2023                                                                42                                 44
7.00%, 3/15/2023                                                                32                                 34
7.50%, 5/15/2023                                                               129                                135
7.50%, 6/15/2023                                                                24                                 26
7.00%, 7/15/2023                                                               192                                200
7.00%, 8/15/2023                                                                73                                 76
6.50%, 9/15/2023                                                               263                                268
6.00%, 10/15/2023                                                              334                                335
6.50%, 10/15/2023                                                              135                                138
7.00%, 10/15/2023                                                               66                                 69
7.50%, 10/15/2023                                                               18                                 19
6.00%, 11/15/2023                                                              313                                314
6.50%, 11/15/2023                                                               22                                 23
7.50%, 11/15/2023                                                              109                                114
6.00%, 12/15/2023                                                              200                                201
6.50%, 12/15/2023                                                              493                                504
7.00%, 12/15/2023                                                              123                                128
6.00%, 1/15/2024                                                               113                                113
6.50%, 1/15/2024                                                               541                                553
6.00%, 2/15/2024                                                               307                                308
6.00%, 3/15/2024                                                                40                                 40
6.50%, 3/15/2024                                                                35                                 36
6.50%, 4/15/2024                                                                77                                 79
6.50%, 7/15/2024                                                               243                                248
7.50%, 8/15/2024                                                                16                                 16
7.25%, 9/15/2025                                                                83                                 86
6.50%, 10/15/2025                                                               58                                 59
6.50%, 1/15/2026                                                                44                                 45
7.00%, 1/15/2026                                                                61                                 64
6.50%, 3/15/2026                                                                84                                 86
7.00%, 5/15/2026                                                                 9                                 10
7.00%, 1/15/2027                                                                72                                 75
7.00%, 3/15/2027                                                                41                                 43
7.50%, 4/15/2027                                                                 6                                  6
7.50%, 5/15/2027                                                                85                                 89
7.50%, 6/15/2027                                                                51                                 53
Government National Mortgage Association (GNMA)
7.00%, 11/15/2027                                                              155                                162
7.00%, 12/15/2027                                                               87                                 91
6.50%, 2/15/2028                                                                45                                 46
7.00%, 4/15/2028                                                               114                                119
8.00%, 12/15/2030                                                               26                                 28
7.00%, 5/15/2031                                                                45                                 47
6.50%, 7/15/2031                                                                12                                 12
7.00%, 7/15/2031                                                                13                                 14
7.00%, 9/15/2031                                                                13                                 13
6.50%, 10/15/2031                                                               79                                 80
6.50%, 7/15/2032                                                               105                                107
6.00%, 8/15/2032                                                               450                                451
6.00%, 9/15/2032                                                               384                                385
6.00%, 2/15/2033                                                               116                                116
5.00%, 2/15/2034                                                             1,212                              1,157
6.00%, 1/20/2024                                                                56                                 56
6.00%, 4/20/2024                                                                96                                 96
6.50%, 4/20/2024                                                                58                                 59
6.00%, 5/20/2024                                                               136                                136
6.00%, 10/20/2024                                                               59                                 59
6.00%, 9/20/2025                                                                36                                 36
6.00%, 11/20/2025                                                               42                                 42
6.50%, 7/20/2026                                                                29                                 29
6.00%, 10/20/2028                                                               62                                 62
6.50%, 10/20/2028                                                               51                                 52
5.50%, 5/20/2035                                                             1,528                              1,488
                                                                                                ----------------------
                                                                                                               14,402
                                                                                                ----------------------
U.S. Treasury (11.91%)
4.13%, 8/15/2010 (d)                                                        15,000                             14,817
4.25%, 10/15/2010 (d)                                                        9,750                              9,663
4.25%, 8/15/2014 (d)                                                         3,000                              2,917
4.13%, 5/15/2015 (d)                                                         8,750                              8,393
4.25%, 8/15/2015 (d)                                                         1,700                              1,642
6.88%, 8/15/2025 (d)                                                         5,250                              6,397
6.13%, 8/15/2029                                                               500                                576
                                                                                                ----------------------
                                                                                                               44,405
                                                                                                ----------------------
U.S. Treasury Inflation-Indexed Obligations (5.31%)
3.88%, 1/15/2009 (d)                                                         8,876                              8,990
3.00%, 7/15/2012 (d)                                                        10,525                             10,803
                                                                                                ----------------------
                                                                                                               19,793
                                                                                                ----------------------
U.S. Treasury Strip (3.05%)
0.00%, 11/15/2015 (h)                                                        4,000                              2,687
0.00%, 5/15/2020 (d)(h)                                                     13,800                              7,265
0.00%, 11/15/2021 (h)                                                        2,900                              1,406
                                                                                                ----------------------
                                                                                                               11,358
                                                                                                ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $                265,591
                                                                                                ----------------------
SHORT TERM INVESTMENTS (10.15%)
Commercial Paper (2.35%)
BP Capital Markets PLC
5.34%, 8/ 1/2007 (b)                                                         8,750                              8,750
                                                                                                ----------------------

Repurchase Agreements (7.80%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized
by U.S. Government Agency Issues; $14,988,000; 0%-6.63%;
dated 08/27/07-11/05/32)                                                    14,552                             14,552



Repurchase Agreements
Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                    14,552                             14,552
Government Agency Issues; $14,988,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                                ----------------------

                                                                                                               29,104
                                                                                                ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $                 37,854
                                                                                                ----------------------
MONEY MARKET FUNDS (2.33%)
Money Center Banks (2.33%)
BNY Institutional Cash Reserve Fund (b)                                      8,686                              8,686
                                                                                                ----------------------
TOTAL MONEY MARKET FUNDS                                                                     $                  8,686
                                                                                                ----------------------
Total Investments                                                                            $                551,846
Liabilities in Excess of Other Assets, Net - (48.01)%                                                       (179,012)
                                                                                                ----------------------
TOTAL NET ASSETS - 100.00%                                                                   $                372,834
                                                                                                ======================
                                                                                                ----------------------

                                                                                                ======================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,884 or 0.51% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $22,827 or 6.12% of net assets.

(f)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value  of these  securities  totaled  $9,591  or 2.57% of net assets.

(g)  Security was  purchased in a  "to-be-announced"  ("TBA")  transaction.  See
     Notes to Financial Statements.

(h) Non-Income Producing Security




Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                           $                  1,134
Unrealized Depreciation                                                            (4,865)
                                                                     ----------------------
Net Unrealized Appreciation (Depreciation)                                         (3,731)
Cost for federal income tax purposes                                               555,939
All dollar amounts are shown in thousands (000's)


                                                 Swaptions
                                                                     Exercise         Expiration
Description                                              Contracts       Rate              Month                       U.S. $ Value
------------------------------------------------------------------- ---------- ------------------ ----------- ----------------------
Written Put - OTC 10 Year Interest Rate Swap;
pay floating rate based on
3-month LIBOR; with Lehman Brothers                     57,000,000       5.78  %       9/ 1/2007           $                   -362
                                                                                                              ----------------------

                                                                                                              ----------------------
                                                                                                              ----------------------
 (Premiums received $108)                                                                                   $                  (362)
                                                                                                              ----------------------
All dollar amounts are shown in thousands (000's)



                                                         Interest Rate Swap Agreements
                                                                                                                       Unrealized
                                                                                                      Notional        Appreciation/
Description                                                                                            Amount        (Depreciation)
------------------------- --------------------------------------------------------------------- -----------------------------------
Receive semi-annually a fixed rate of 5.6% and pay
quarterly a floating rate
based on 3-month LIBOR to Deutsche
Bank. Expires June 2037.                                                                     $     4,200           $          (47)


All dollar amounts are shown in thousands (000's)



                                                          Total Return Swap Agreements
                                                                                                                         Unrealized
                                                                                                Notional               Appreciation/
Description                                                                                      Amount               (Depreciation)
------------------------------------------------ --------------------------------------------------------------- ------------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay
monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.
 Expires October 2007.                                                                       $      2,350           $           (4)


All dollar amounts are shown in thousands (000's)


                                                               Futures Contracts
                                                                                                   Current            Unrealized
                                                                    Number of       Original       Market            Appreciation/
Type                                                                Contracts         Value         Value           (Depreciation)
------------------------------------------------------------- -------------------------------------------------- ------------------
Buy:
U.S. 2 Year Note; September 2007                                       150        $30,687          $30,740                     54
Sell:
U.S. 10 Year Note; September 2007                                      323         34,408           34,698                  (290)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)


----------------------------------------------------------------------------------------------------------- ----------------------
Sector                                                                                                                    Percent
----------------------------------------------------------------------------------------------------------- ----------------------
Mortgage Securities                                                                                                        93.77%
Government                                                                                                                 26.50%
Asset Backed Securities                                                                                                    15.25%
Financial                                                                                                                  10.14%
Energy                                                                                                                      2.35%
Liabilities in Excess of Other Assets, Net                                                                              (-48.01%)
                                                                                                            ----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                            ======================

Other Assets Summary (unaudited)
----------------------------------------------------------------------------------------------------------- ----------------------
Asset Type                                                                                                                Percent
----------------------------------------------------------------------------------------------------------- ----------------------
Futures                                                                                                                    17.55%
Interest Rate Swaps                                                                                                         0.01%
Total Return Swaps                                                                                                          0.00%
Written Swaptions                                                                                                           0.10%





Schedule of Investments

July 31, 2007 (unaudited)
High Quality Intermediate-Term Bond Fund



                                                                Shares Held                       Value (000's)
PREFERRED STOCKS (1.72%)
Building - Residential & Commercial (0.02%)
Pulte Homes Inc                                                            1,200           $                     27
                                                                                              ----------------------

Cable TV (0.02%)
Comcast Corp                                                               1,800                                 42
                                                                                              ----------------------

Commercial Banks (0.12%)
Compass Capital III                                                          400                                 10
Royal Bank of Scotland Group PLC - Series L                                8,000                                174
Royal Bank of Scotland Group PLC - Series S (a)                              500                                 12
                                                                                              ----------------------
                                                                                                                196
                                                                                              ----------------------
Diversified Financial Services (0.18%)
Citigroup Capital IX                                                         300                                  7
Citigroup Capital VII                                                      2,600                                 65
Citigroup Capital X                                                        1,400                                 32
Citigroup Capital XI                                                       4,900                                109
Citigroup Capital XIV                                                      2,400                                 60
General Electric Capital Corp  5.875%                                        400                                  9
General Electric Capital Corp  6.100%                                        700                                 17
                                                                                              ----------------------
                                                                                                                299
                                                                                              ----------------------
Electric - Integrated (0.23%)
Alabama Power Co Series 07-B                                                 100                                  2
Georgia Power Co (a)                                                       9,600                                240
Gulf Power Co                                                                100                                  2
PPL Capital Funding Inc (a)                                                6,400                                156
                                                                                              ----------------------
                                                                                                                400
                                                                                              ----------------------
Finance - Consumer Loans (0.00%)
HSBC Finance Corp  6.000%                                                    100                                  2
                                                                                              ----------------------

Finance - Investment Banker & Broker (0.25%)
JP Morgan Chase Capital XI                                                   600                                 13
JP Morgan Chase Capital XII                                                  400                                  9
JP Morgan Chase Capital XII                                                3,800                                 87
Lehman Brothers Holdings Capital Trust IV                                    900                                 20
Merrill Lynch Preferred Capital Trust IV                                   6,000                                151
Merrill Lynch Preferred Capital Trust V                                    2,700                                 68
Morgan Stanley Capital Trust III                                             500                                 11
Morgan Stanley Capital Trust IV                                            2,600                                 59
                                                                                              ----------------------
                                                                                                                418
                                                                                              ----------------------
Finance - Mortgage Loan/Banker (0.01%)
Countrywide Financial Corp                                                   900                                 18
                                                                                              ----------------------

Finance - Other Services (0.02%)
National Rural Utilities Cooperative Finance Corp  5.950%                    300                                  7
National Rural Utilities Cooperative Finance Corp  6.100%                    200                                  4
National Rural Utilities Cooperative Finance Corp  6.750%                    700                                 16
                                                                                              ----------------------
                                                                                                                 27
                                                                                              ----------------------
Investment Management & Advisory Services (0.15%)
Deutsche Bank Contingent Capital Trust (a)                                10,300                                251
                                                                                              ----------------------

Life & Health Insurance (0.00%)
PLC Capital Trust V                                                          200                                  4
                                                                                              ----------------------

Money Center Banks (0.22%)
Santander Finance Preferred SA Uniperso 6.50% (b)                          3,600                                 90
UBS Preferred Funding Trust IV (a)                                        11,100                                281
                                                                                              ----------------------
                                                                                                                371
                                                                                              ----------------------
Multi-Line Insurance (0.16%)
Aegon NV  6.375%                                                           4,900                                116
XL Capital Ltd  7.625%                                                     6,300                                158
                                                                                              ----------------------
                                                                                                                274
                                                                                              ----------------------
Multimedia (0.08%)
Viacom Inc                                                                 5,900                                138
                                                                                              ----------------------

Regional Banks (0.14%)
BAC Capital Trust IV                                                         200                                  4
BAC Capital Trust V                                                          200                                  4
BAC Capital Trust VIII                                                       300                                  7
BAC Capital Trust XII                                                      2,000                                 49
KeyCorp Capital IX                                                         1,600                                 38
Keycorp Capital V                                                            600                                 13
Keycorp Capital VI                                                           500                                 11
National City Capital Trust II                                             1,100                                 26
PNC Capital Trust D                                                          300                                  7
USB Capital VI                                                               500                                 11
USB Capital VII                                                              800                                 18
Wells Fargo Capital IX                                                       300                                  7
Wells Fargo Capital VII                                                    1,400                                 31
Wells Fargo Capital VIII                                                     400                                  9
                                                                                              ----------------------
                                                                                                                235
                                                                                              ----------------------
Reinsurance (0.03%)
Everest Re Capital Trust 6.20%                                             1,100                                 23
RenaissanceRe Holdings Ltd - Series C                                        300                                  6
RenaissanceRe Holdings Ltd - Series D                                        600                                 14
                                                                                              ----------------------
                                                                                                                 43
                                                                                              ----------------------
REITS - Diversified (0.02%)
PS Business Parks Inc - Series H                                             100                                  2
PS Business Parks Inc - Series I                                             100                                  2
PS Business Parks Inc - Series P                                           1,200                                 27
                                                                                              ----------------------
                                                                                                                 31
                                                                                              ----------------------
REITS - Storage (0.07%)
Public Storage Inc  6.450%; Series F                                         900                                 20
Public Storage Inc  6.625%; Series M                                       4,600                                106
                                                                                              ----------------------
                                                                                                                126
                                                                                              ----------------------
Sovereign Agency (0.00%)
Tennessee Valley Authority - Series D                                        300                                  7
                                                                                              ----------------------

Special Purpose Entity (0.00%)
Corporate-Backed Trust Certificates - Series PRU                             100                                  2
Corts-IBM                                                                    100                                  2
PreferredPlus TR-CCR1; 6.00%                                                 100                                  3
                                                                                              ----------------------
                                                                                                                  7
                                                                                              ----------------------
Television (0.00%)
CBS Corp  6.75%                                                              300                                  7
                                                                                              ----------------------
TOTAL PREFERRED STOCKS                                                                     $                  2,923
                                                                                              ----------------------

                                                                 Principal
                                                              Amount (000's)                      Value (000's)
BONDS (78.48%)
Aerospace & Defense Equipment (0.11%)
Goodrich Corp
6.80%, 7/ 1/2036                                                             160                                164
United Technologies Corp
6.10%, 5/15/2012                                                              15                                 15
                                                                                              ----------------------
                                                                                                                179
                                                                                              ----------------------
Agricultural Operations (0.16%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032                                                             10                                 10
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                            265                                261
                                                                                              ----------------------
                                                                                                                271
                                                                                              ----------------------
Airlines (0.07%)
Continental Airlines Inc
5.98%, 4/19/2022                                                             115                                110
                                                                                              ----------------------

Appliances (0.06%)
Whirlpool Corp
5.86%, 6/15/2009 (c)                                                         100                                100
                                                                                              ----------------------

Asset Backed Securities (9.48%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                          38                                 38
5.55%, 7/25/2035 (c)                                                          56                                 56
Argent Securities Inc
5.47%, 7/25/2036 (c)(d)                                                      650                                645
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (c)(d)                                                     800                                800
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%, 9/25/2033 (c)                                                         120                                120
5.55%, 12/25/2033 (c)                                                         13                                 13
Citigroup Mortgage Loan Trust Inc
5.47%, 3/25/2037 (c)                                                         625                                623
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (c)                                                         325                                318
5.61%, 2/25/2036 (c)(d)                                                      800                                796
5.57%, 3/25/2036 (c)(d)                                                      675                                672
5.57%, 4/25/2036 (c)(d)                                                    1,550                              1,544
5.48%, 2/25/2037 (c)(d)                                                      650                                648
5.45%, 11/25/2037 (c)                                                        400                                399
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (c)                                                        142                                141
Encore Credit Receivables Trust
5.52%, 2/25/2035 (c)                                                          15                                 15
First Franklin Mortgage Loan Asset Backed Certificates
5.59%, 9/25/2035 (c)(d)                                                      925                                922
5.56%, 11/25/2035 (c)(d)                                                     925                                918
5.39%, 3/25/2036 (c)(d)                                                      274                                274
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (b)(c)                                                      133                                131
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (c)                                                         300                                298
Great America Leasing Receivables
5.39%, 9/15/2011 (b)                                                          90                                 90

Asset Backed Securities
Indymac Residential Asset Backed Trust
5.51%, 4/25/2037 (c)                                                         800                                798
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (c)(d)                                                      525                                524
5.45%, 11/25/2036                                                            455                                453
5.47%, 3/25/2037 (c)                                                         290                                289
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)                                                          40                                 39
5.59%, 6/25/2035 (c)                                                           7                                  7
5.47%, 7/25/2036 (c)                                                         500                                494
5.43%, 10/25/2036 (c)(d)                                                     800                                796
5.43%, 11/25/2036 (c)                                                        675                                673
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (b)(c)                                                      171                                167
Merrill Lynch Mortgage Investors Inc
5.55%, 2/25/2037 (c)                                                         775                                769
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (c)                                                          42                                 42
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                          68                                 68
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                           2                                  2
Park Place Securities Inc
5.54%, 1/25/2036 (c)                                                           4                                  4
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (c)                                                        275                                274
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (c)(d)                                                        7                                  7
5.59%, 7/25/2035 (c)                                                         260                                259
SACO I Inc
5.46%, 6/25/2036 (c)(d)                                                      324                                323
5.46%, 9/25/2036 (c)                                                         411                                409
Saxon Asset Securities Trust
5.54%, 3/25/2035 (c)(d)                                                       13                                 13
5.84%, 3/25/2035 (c)                                                         250                                246
                                                                                              ----------------------
                                                                                                             16,117
                                                                                              ----------------------
Auto - Car & Light Trucks (0.36%)
DaimlerChrysler NA Holding Corp
5.84%, 9/10/2007 (c)                                                         100                                100
5.79%, 3/13/2009 (c)(d)                                                      325                                326
5.75%, 9/ 8/2011                                                             130                                130
7.30%, 1/15/2012                                                              45                                 47
                                                                                              ----------------------
                                                                                                                603
                                                                                              ----------------------
Automobile Sequential (0.99%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                            250                                247
5.52%, 3/15/2011 (c)                                                         245                                246
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010 (d)                                                         750                                747
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                             210                                209
5.60%, 10/15/2012                                                             90                                 91
WFS Financial Owner Trust
4.50%, 5/17/2013                                                             150                                149
                                                                                              ----------------------
                                                                                                              1,689
                                                                                              ----------------------

Beverages - Non-Alcoholic (0.08%)
Bottling Group LLC
4.63%, 11/15/2012                                                             15                                 14
PepsiAmericas Inc
5.75%, 7/31/2012                                                             115                                117
                                                                                              ----------------------
                                                                                                                131
                                                                                              ----------------------
Beverages - Wine & Spirits (0.01%)
Diageo Capital PLC
3.50%, 11/19/2007                                                             15                                 15
                                                                                              ----------------------

Brewery (0.11%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013                                                              30                                 29
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                           135                                156
Coors Brewing Co
6.38%, 5/15/2012                                                               4                                  4
                                                                                              ----------------------
                                                                                                                189
                                                                                              ----------------------
Building - Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009                                                              15                                 15
                                                                                              ----------------------

Building & Construction Products - Miscellaneous (0.07%)
CRH America Inc
6.00%, 9/30/2016                                                             100                                 99
6.40%, 10/15/2033 (e)                                                         15                                 14
                                                                                              ----------------------
                                                                                                                113
                                                                                              ----------------------
Building Products - Cement & Aggregate (0.38%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(e)                                                  305                                290
Martin Marietta Materials Inc
5.51%, 4/30/2010 (c)                                                         350                                350
                                                                                              ----------------------
                                                                                                                640
                                                                                              ----------------------
Building Products - Wood (0.06%)
Masco Corp
5.66%, 3/12/2010 (c)                                                         100                                 99
                                                                                              ----------------------

Cable TV (0.77%)
Comcast Cable Communications Holdings Inc
8.38%, 3/15/2013                                                              67                                 75
Comcast Corp
5.66%, 7/14/2009 (c)                                                         125                                125
7.05%, 3/15/2033 (e)                                                         200                                204
COX Communications Inc
5.91%, 12/14/2007 (c)(d)                                                     200                                200
4.63%, 1/15/2010                                                              40                                 39
6.75%, 3/15/2011                                                              70                                 72
7.13%, 10/ 1/2012                                                             65                                 68
6.45%, 12/ 1/2036 (b)                                                         85                                 81
Rogers Cable Inc
6.75%, 3/15/2015                                                             200                                205
Time Warner Cable Inc
6.55%, 5/ 1/2037 (b)                                                         245                                234
                                                                                              ----------------------
                                                                                                              1,303
                                                                                              ----------------------
Cellular Telecommunications (0.95%)
AT&T Mobility LLC
7.13%, 12/15/2031                                                            265                                281

Cellular Telecommunications
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                             250                                275
Nextel Communications Inc
5.95%, 3/15/2014                                                             175                                162
Rogers Wireless Inc
6.38%, 3/ 1/2014                                                             130                                131
US Unwired Inc
10.00%, 6/15/2012                                                            165                                178
Vodafone Group PLC
7.75%, 2/15/2010                                                              30                                 32
5.70%, 6/15/2011 (c)                                                         145                                146
5.64%, 2/27/2012 (c)                                                         300                                300
6.15%, 2/27/2037                                                             110                                101
                                                                                              ----------------------
                                                                                                              1,606
                                                                                              ----------------------
Chemicals - Diversified (0.06%)
EI Du Pont de Nemours & Co
4.75%, 11/15/2012                                                             15                                 14
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                             95                                 94
                                                                                              ----------------------
                                                                                                                108
                                                                                              ----------------------
Coatings & Paint (0.09%)
Valspar Corp
5.63%, 5/ 1/2012                                                              75                                 75
6.05%, 5/ 1/2017                                                              75                                 74
                                                                                              ----------------------
                                                                                                                149
                                                                                              ----------------------
Commercial Banks (1.72%)
Barclays Bank PLC
5.93%, 12/31/2049 (b)(c)                                                     170                                162
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (b)(c)                                                      270                                262
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (b)(c)                                                      115                                108
Commonwealth Bank of Australia
6.02%, 3/15/2036 (b)                                                         120                                116
Credit Agricole SA/London
6.64%, 5/31/2049 (b)(c)                                                      150                                140
Glitnir Banki HF
5.52%, 10/15/2008 (b)(c)(e)                                                  125                                125
KeyBank NA
5.51%, 11/ 3/2009 (c)                                                        300                                301
Lloyds TSB Group PLC
6.27%, 12/31/2049 (b)(c)                                                     200                                180
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012 (d)                                                        400                                400
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (b)                                                          20                                 19
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                              40                                 41
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (b)(c)                                                      115                                115
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                             500                                535
4.88%, 2/ 1/2015                                                             130                                122
Woori Bank
6.13%, 5/ 3/2016 (b)(c)                                                      125                                125
6.21%, 5/ 2/2037 (c)                                                         180                                169
                                                                                              ----------------------
                                                                                                              2,920
                                                                                              ----------------------

Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                             10                                 10
                                                                                              ----------------------

Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012                                                              15                                 16
                                                                                              ----------------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                               5                                  5
                                                                                              ----------------------

Containers - Paper & Plastic (0.13%)
Pactiv Corp
5.88%, 7/15/2012                                                             150                                151
6.40%, 1/15/2018                                                              70                                 71
                                                                                              ----------------------
                                                                                                                222
                                                                                              ----------------------
Credit Card Asset Backed Securities (2.03%)
American Express Credit Account Master Trust
5.55%, 8/15/2011 (b)(c)                                                      130                                130
5.57%, 9/15/2011 (c)                                                          70                                 70
4.35%, 12/15/2011                                                            200                                198
Arran
5.50%, 12/15/2010 (c)(d)(f)                                                  425                                425
Bank One Issuance Trust
3.59%, 5/17/2010                                                             100                                100
5.64%, 3/15/2012 (c)                                                         300                                301
Chase Credit Card Master Trust
5.65%, 1/17/2011 (c)                                                         325                                326
5.67%, 2/15/2011 (c)                                                         275                                276
Citibank Credit Card Master Trust I
5.65%, 3/10/2011 (c)                                                         150                                151
5.88%, 3/10/2011                                                             150                                152
Discover Card Master Trust I
5.56%, 5/15/2012 (c)(d)                                                      425                                427
First USA Credit Card Master Trust
5.68%, 4/18/2011 (c)                                                         300                                301
GE Capital Credit Card Master Note Trust
5.52%, 6/15/2011 (c)                                                         325                                325
Providian Master Note Trust
5.10%, 11/15/2012 (b)                                                        275                                275
                                                                                              ----------------------
                                                                                                              3,457
                                                                                              ----------------------
Data Processing & Management (0.06%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                             100                                101
                                                                                              ----------------------

Diversified Financial Services (0.27%)
General Electric Capital Corp
7.38%, 1/19/2010                                                             105                                110
4.25%, 12/ 1/2010                                                            275                                267
6.00%, 6/15/2012                                                              85                                 87
                                                                                              ----------------------
                                                                                                                464
                                                                                              ----------------------
Diversified Manufacturing Operations (0.09%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                             150                                149
Parker Hannifin Corp
4.88%, 2/15/2013                                                              10                                 10
                                                                                              ----------------------
                                                                                                                159
                                                                                              ----------------------
Diversified Minerals (0.08%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013                                                              15                                 14
Vale Overseas Ltd
6.25%, 1/23/2017                                                             125                                124
                                                                                              ----------------------
                                                                                                                138
                                                                                              ----------------------
Diversified Operations (0.15%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (b)(c)                                                      250                                250
                                                                                              ----------------------

Drug Delivery Systems (0.30%)
Hospira Inc
5.84%, 3/30/2010 (c)(d)                                                      250                                250
6.05%, 3/30/2017                                                             270                                266
                                                                                              ----------------------
                                                                                                                516
                                                                                              ----------------------
Electric - Distribution (0.08%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                             150                                135
                                                                                              ----------------------

Electric - Generation (0.16%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (b)                                                          30                                 29
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (b)                                                        194                                196
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (b)                                                          47                                 47
                                                                                              ----------------------
                                                                                                                272
                                                                                              ----------------------
Electric - Integrated (2.73%)
Ameren Energy Generating Co
7.95%, 6/ 1/2032                                                              10                                 12
AmerenUE
4.65%, 10/ 1/2013                                                            150                                140
Arizona Public Service Co
6.38%, 10/15/2011                                                            200                                204
6.50%, 3/ 1/2012                                                              25                                 26
5.80%, 6/30/2014                                                              85                                 84
6.25%, 8/ 1/2016                                                             165                                166
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (b)                                                         90                                 89
Carolina Power & Light Co
8.63%, 9/15/2021                                                              75                                 93
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                             500                                495
6.15%, 3/15/2012                                                             110                                112
4.70%, 4/15/2015                                                             195                                179
5.95%, 8/15/2016                                                              95                                 94
Consolidated Edison Co of New York Inc
4.88%, 2/ 1/2013                                                              15                                 15
Consumers Energy Co
4.25%, 4/15/2008                                                              10                                 10
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                         25                                 24
DTE Energy Co
5.63%, 8/16/2007 (d)                                                         175                                175
7.05%, 6/ 1/2011                                                              30                                 31
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                              20                                 20
6.11%, 12/ 8/2008 (b)(c)                                                     120                                120

Electric - Integrated
Entergy Mississippi Inc
5.15%, 2/ 1/2013                                                             250                                242
Exelon Corp
4.45%, 6/15/2010                                                              55                                 53
Georgia Power Co
5.54%, 2/17/2009 (c)                                                         295                                296
Midamerican Energy Co
6.75%, 12/30/2031                                                             35                                 37
MidAmerican Energy Holdings Co
4.63%, 10/ 1/2007                                                            225                                225
Northeast Utilities
3.30%, 6/ 1/2008                                                              15                                 15
Ohio Power Co
5.54%, 4/ 5/2010 (c)(d)                                                      255                                255
Oncor Electric Delivery Co
5.74%, 9/16/2008 (b)(c)                                                       95                                 95
6.38%, 5/ 1/2012                                                             175                                179
7.00%, 5/ 1/2032                                                              85                                 89
Pepco Holdings Inc
5.50%, 8/15/2007                                                              11                                 11
PPL Electric Utilities Corp
4.30%, 6/ 1/2013                                                              15                                 14
PPL Energy Supply LLC
5.40%, 8/15/2014                                                              65                                 62
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                              25                                 25
Southern California Edison Co
5.46%, 2/ 2/2009 (c)                                                         205                                205
5.00%, 1/15/2014                                                              25                                 24
Southern Co
5.30%, 1/15/2012                                                             110                                109
Southern Power Co/GA
6.38%, 11/15/2036                                                            100                                 96
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                             70                                 68
Transelec SA
7.88%, 4/15/2011                                                              50                                 53
Virginia Electric & Power Co
4.50%, 12/15/2010                                                             85                                 83
5.40%, 1/15/2016 (e)                                                         115                                111
6.00%, 5/15/2037                                                             205                                196
                                                                                              ----------------------
                                                                                                              4,632
                                                                                              ----------------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032                                                               5                                  5
                                                                                              ----------------------

Electronic Components - Semiconductors (0.22%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                             120                                119
National Semiconductor Corp
5.61%, 6/15/2010 (c)(d)                                                      250                                250
                                                                                              ----------------------
                                                                                                                369
                                                                                              ----------------------
Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                              60                                 59
                                                                                              ----------------------


Finance - Commercial (0.59%)
CIT Group Inc
5.59%, 4/27/2011 (c)                                                         225                                222
5.64%, 7/28/2011 (c)                                                         225                                223
5.00%, 2/13/2014                                                              15                                 14
Textron Financial Corp
5.49%, 2/25/2011 (c)(d)                                                      425                                424
6.00%, 2/15/2067 (b)(c)(e)                                                   125                                118
                                                                                              ----------------------
                                                                                                              1,001
                                                                                              ----------------------
Finance - Consumer Loans (0.66%)
HSBC Finance Corp
4.13%, 12/15/2008                                                             20                                 20
4.13%, 11/16/2009                                                            355                                345
5.64%, 11/16/2009 (c)                                                        250                                252
7.00%, 5/15/2012                                                             180                                189
4.75%, 7/15/2013                                                             170                                160
John Deere Capital Corp
7.00%, 3/15/2012                                                              20                                 21
SLM Corp
3.77%, 3/ 2/2009 (c)                                                          50                                 47
5.52%, 7/26/2010 (c)                                                         100                                 94
                                                                                              ----------------------
                                                                                                              1,128
                                                                                              ----------------------
Finance - Credit Card (0.15%)
American Express Co
4.88%, 7/15/2013                                                              15                                 14
Capital One Bank
5.00%, 6/15/2009                                                             110                                109
6.50%, 6/13/2013                                                             130                                133
                                                                                              ----------------------
                                                                                                                256
                                                                                              ----------------------
Finance - Investment Banker & Broker (3.39%)
Banque Paribas/New York
6.88%, 3/ 1/2009                                                              25                                 26
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (c)                                                         285                                284
5.55%, 11/28/2011 (c)                                                        450                                445
5.30%, 10/30/2015                                                             50                                 46
Credit Suisse USA Inc
5.60%, 1/15/2010 (c)                                                         150                                150
6.50%, 1/15/2012                                                              50                                 52
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                             360                                352
5.56%, 3/ 2/2010 (c)                                                         200                                200
5.54%, 2/ 6/2012 (c)                                                         150                                146
6.45%, 5/ 1/2036                                                             100                                 95
Jefferies Group Inc
6.45%, 6/ 8/2027                                                             300                                286
6.25%, 1/15/2036                                                             200                                183
JPMorgan Chase & Co
6.75%, 2/ 1/2011                                                             510                                531
5.25%, 5/ 1/2015                                                             295                                286
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                            145                                138
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (c)                                                        275                                275
6.50%, 7/19/2017                                                             200                                196
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (c)                                                         380                                380
3.73%, 3/ 2/2009 (c)                                                          20                                 19

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
5.58%, 2/ 5/2010 (c)                                                         175                                175
5.56%, 11/ 1/2011 (c)                                                        200                                198
5.59%, 6/ 5/2012 (c)(d)                                                      150                                147
6.11%, 1/29/2037                                                             170                                154
Morgan Stanley
5.64%, 1/15/2010 (c)(d)                                                      525                                526
5.30%, 3/ 1/2013                                                              20                                 20
4.75%, 4/ 1/2014                                                             190                                178
5.38%, 10/15/2015                                                            280                                270
                                                                                              ----------------------
                                                                                                              5,758
                                                                                              ----------------------
Finance - Leasing Company (0.35%)
International Lease Finance Corp
5.76%, 1/15/2010 (c)                                                         170                                171
5.58%, 5/24/2010 (c)(d)                                                      200                                201
5.65%, 6/ 1/2014                                                             200                                199
Pitney Bowes Credit Corp
5.75%, 8/15/2008                                                              30                                 30
                                                                                              ----------------------
                                                                                                                601
                                                                                              ----------------------
Finance - Mortgage Loan/Banker (3.22%)
Countrywide Financial Corp
5.63%, 12/19/2008 (c)                                                        145                                144
5.58%, 3/24/2009 (c)                                                         150                                149
5.80%, 6/ 7/2012                                                             260                                250
6.25%, 5/15/2016 (e)                                                         125                                117
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                            100                                 99
Fannie Mae
3.70%, 11/ 1/2007                                                             45                                 45
2.88%, 5/19/2008                                                              50                                 49
6.13%, 3/15/2012 (e)                                                         475                                495
5.62%, 2/25/2018 (c)                                                         115                                115
5.57%, 11/25/2022 (c)                                                        133                                134
5.52%, 1/25/2023 (c)                                                         162                                163
7.25%, 5/15/2030 (e)                                                         225                                274
5.62%, 2/25/2032 (c)                                                         173                                173
5.57%, 3/25/2035 (c)                                                         221                                221
6.50%, 2/25/2047 (f)                                                         125                                129
Fannie Mae Whole Loan
5.52%, 5/25/2035 (c)                                                         224                                225
Freddie Mac
4.75%, 5/ 6/2013 (e)                                                          75                                 73
5.62%, 5/15/2013 (c)                                                          37                                 37
4.63%, 5/28/2013                                                              80                                 77
5.77%, 6/15/2023 (c)                                                         135                                137
5.72%, 7/15/2023 (c)(d)                                                      809                                810
5.67%, 2/15/2030 (c)                                                         130                                131
5.50%, 9/15/2031 (c)                                                         325                                319
Ginnie Mae
3.96%, 6/16/2031                                                             281                                272
1.12%, 2/16/2047 (c)                                                       2,179                                136
Residential Capital LLC
5.86%, 6/ 9/2008 (c)                                                         425                                408
6.46%, 5/22/2009 (c)                                                         150                                143
6.00%, 2/22/2011                                                             165                                152
                                                                                              ----------------------
                                                                                                              5,477
                                                                                              ----------------------

Finance - Other Services (0.22%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                             140                                145
Lukoil International Finance BV
6.66%, 6/ 7/2022 (b)(e)                                                      100                                 93
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (b)(c)                                                     100                                104
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009                                                              30                                 30
                                                                                              ----------------------
                                                                                                                372
                                                                                              ----------------------
Financial Guarantee Insurance (0.08%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (e)                                                          85                                 69
MGIC Investment Corp
5.63%, 9/15/2011                                                              65                                 65
                                                                                              ----------------------
                                                                                                                134
                                                                                              ----------------------
Food - Miscellaneous/Diversified (0.19%)
General Mills Inc
5.49%, 1/22/2010 (c)                                                         300                                300
HJ Heinz Finance Co
6.75%, 3/15/2032                                                              15                                 14
                                                                                              ----------------------
                                                                                                                314
                                                                                              ----------------------
Food - Retail (0.07%)
Safeway Inc
5.71%, 3/27/2009 (c)                                                         125                                125
                                                                                              ----------------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                                              15                                 15
                                                                                              ----------------------

Gas - Distribution (0.09%)
KeySpan Corp
7.63%, 11/15/2010                                                             10                                 11
Sempra Energy
4.75%, 5/15/2009                                                              60                                 59
Southern Union Co
6.15%, 8/16/2008                                                              90                                 91
                                                                                              ----------------------
                                                                                                                161
                                                                                              ----------------------
Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                             120                                117
                                                                                              ----------------------

Home Equity - Other (6.65%)
ACE Securities Corp
5.53%, 5/25/2035 (c)                                                           7                                  7
5.57%, 7/25/2035 (c)                                                          62                                 62
5.53%, 8/25/2035 (c)(d)                                                      545                                545
5.52%, 10/25/2035 (c)(d)                                                     400                                400
Asset Backed Funding Certificates
5.58%, 2/25/2035 (c)                                                           3                                  3
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (c)(d)                                                        9                                  9
Bear Stearns Asset Backed Securities Inc
5.97%, 2/25/2034 (c)                                                          44                                 43
5.48%, 8/25/2036 (c)(d)                                                      525                                521
5.51%, 5/25/2037 (c)(d)                                                    1,750                              1,745
Bear Stearns Asset Backed Securities Trust
5.92%, 3/25/2034 (c)                                                         149                                145
Home Equity - Other
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (c)                                                         159                                158
Citigroup Mortgage Loan Trust Inc
5.47%, 12/25/2035 (c)(d)                                                     100                                100
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                         225                                221
First NLC Trust
5.62%, 9/25/2035 (c)(d)                                                      124                                124
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                            335                                335
5.81%, 10/25/2036                                                            115                                115
6.05%, 12/25/2037 (c)                                                        260                                261
GSAA Trust
5.46%, 4/25/2047 (c)                                                         811                                811
HSI Asset Securitization Corp Trust
5.46%, 1/25/2037 (c)                                                         775                                772
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (c)(d)                                                      129                                128
5.56%, 12/25/2035 (c)                                                        134                                134
Master Asset Backed Securities Trust
7.80%, 8/25/2033 (c)                                                         101                                 95
Morgan Stanley ABS Capital I
6.19%, 12/25/2034 (c)                                                         50                                 48
5.57%, 9/25/2035 (c)(d)                                                      500                                500
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (c)                                                         760                                752
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (c)                                                          30                                 30
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (c)                                                          35                                 35
Option One Mortgage Loan Trust
6.37%, 5/25/2034 (c)                                                         125                                125
5.56%, 2/25/2035 (c)                                                           1                                  1
6.32%, 2/25/2035 (c)                                                          50                                 49
5.57%, 8/25/2035 (c)                                                         111                                111
5.42%, 7/25/2036 (c)(d)                                                      260                                259
5.77%, 3/25/2037 (c)                                                         325                                311
Residential Asset Securities Corp
6.47%, 3/25/2035 (c)                                                          75                                 70
5.52%, 5/25/2035 (c)(d)                                                       99                                 99
5.59%, 7/25/2035 (c)                                                         173                                173
5.47%, 9/25/2036 (c)                                                         305                                303
Saxon Asset Securities Trust
7.01%, 3/25/2035 (c)                                                         225                                222
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (c)(d)                                                      450                                450
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (c)                                                         340                                339
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (c)                                                         175                                174
5.61%, 10/25/2035 (b)(c)(d)                                                  520                                520
                                                                                              ----------------------
                                                                                                             11,305
                                                                                              ----------------------
Home Equity - Sequential (0.28%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                             265                                264
5.51%, 8/25/2036                                                             220                                219
                                                                                              ----------------------
                                                                                                                483
                                                                                              ----------------------

Industrial (0.07%)
Union Pacific Corp
5.65%, 5/ 1/2017                                                             130                                126
                                                                                              ----------------------

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012                                                              25                                 26
                                                                                              ----------------------

Insurance Brokers (0.23%)
AON Corp
8.21%, 1/ 1/2027 (e)                                                         190                                199
Marsh & McLennan Cos Inc
3.63%, 2/15/2008                                                              10                                 10
Willis North America Inc
6.20%, 3/28/2017                                                             175                                175
                                                                                              ----------------------
                                                                                                                384
                                                                                              ----------------------
Investment Companies (0.23%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (b)                                                         150                                148
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (b)(c)                                                     250                                250
                                                                                              ----------------------
                                                                                                                398
                                                                                              ----------------------
Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (c)                                                         200                                202
                                                                                              ----------------------

Life & Health Insurance (0.65%)
Cigna Corp
7.00%, 1/15/2011                                                             105                                110
6.15%, 11/15/2036                                                             95                                 90
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(c)(e)                                                   130                                132
Hartford Life Global Funding Trusts
5.53%, 9/15/2009 (c)                                                         300                                301
Lincoln National Corp
6.05%, 4/20/2067 (c)                                                         105                                 98
Prudential Financial Inc
5.51%, 6/13/2008 (c)                                                         150                                150
4.75%, 4/ 1/2014                                                             150                                142
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                             75                                 79
                                                                                              ----------------------
                                                                                                              1,102
                                                                                              ----------------------
Medical - Biomedical/Gene (0.12%)
Amgen Inc
5.85%, 6/ 1/2017 (b)                                                         200                                197
                                                                                              ----------------------

Medical - Drugs (0.16%)
Allergan Inc/United States
5.75%, 4/ 1/2016                                                             160                                160
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                             120                                110
                                                                                              ----------------------
                                                                                                                270
                                                                                              ----------------------
Medical - HMO (0.43%)
UnitedHealth Group Inc
5.54%, 6/21/2010 (b)(c)                                                      250                                250
6.00%, 6/15/2017 (b)                                                         155                                155
WellPoint Inc
6.80%, 8/ 1/2012                                                              15                                 16
Medical - HMO
WellPoint Inc (continued)
5.85%, 1/15/2036                                                             205                                186
6.38%, 6/15/2037                                                             130                                127
                                                                                              ----------------------
                                                                                                                734
                                                                                              ----------------------
Medical - Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
5.65%, 6/15/2012 (b)                                                         200                                201
                                                                                              ----------------------

Medical Laboratory & Testing Service (0.03%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                              50                                 51
                                                                                              ----------------------

Medical Products (0.06%)
Baxter International Inc
5.90%, 9/ 1/2016                                                             100                                100
                                                                                              ----------------------

Metal - Diversified (0.04%)
Falconbridge Ltd
7.35%, 6/ 5/2012 (e)                                                          10                                 11
7.25%, 7/15/2012                                                              40                                 43
5.38%, 6/ 1/2015                                                              15                                 14
                                                                                              ----------------------
                                                                                                                 68
                                                                                              ----------------------
Metal Processors & Fabrication (0.09%)
Commercial Metals Co
6.50%, 7/15/2017                                                             145                                147
                                                                                              ----------------------

Money Center Banks (0.18%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                             165                                151
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (b)(c)                                                     165                                155
                                                                                              ----------------------
                                                                                                                306
                                                                                              ----------------------
Mortgage Backed Securities (24.95%)
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (c)                                                          85                                 85
5.10%, 11/25/2035 (c)                                                        140                                139
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                         300                                294
7.33%, 11/15/2031                                                            150                                154
4.86%, 7/10/2043                                                             265                                249
4.97%, 7/10/2043                                                             130                                119
5.12%, 7/11/2043                                                             250                                246
5.33%, 9/10/2045                                                             325                                323
0.08%, 10/10/2045                                                         84,004                                355
5.31%, 10/10/2045 (c)                                                        365                                361
5.84%, 6/10/2049 (c)(f)                                                      300                                293
Banc of America Funding Corp
5.40%, 7/20/2036 (c)(d)                                                      526                                525
5.60%, 7/20/2036 (c)(d)                                                      341                                340
5.50%, 4/25/2037 (c)(d)                                                      550                                549
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                          75                                 74
5.08%, 8/25/2035 (c)                                                         471                                471
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (c)(d)                                                     258                                259
5.49%, 4/25/2037 (c)                                                         568                                568

Mortgage Backed Securities
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (c)(d)                                                      508                                507
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                             169                                175
3.97%, 11/11/2035                                                             66                                 65
0.52%, 5/11/2039 (b)(c)                                                    3,393                                 54
3.24%, 2/11/2041                                                              70                                 69
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (c)(d)                                                      411                                412
5.57%, 5/20/2045 (c)                                                         482                                483
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                            300                                313
Chase Mortgage Finance Corp
4.56%, 7/25/2037 (c)(f)                                                      275                                273
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (c)                                                      4,861                                127
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (c)                                                      8,094                                181
0.34%, 12/11/2049 (c)                                                      7,080                                127
Commercial Mortgage Pass Through Certificates
5.03%, 5/10/2043 (c)                                                         100                                 93
0.05%, 12/10/2046 (c)                                                      3,903                                 50
5.25%, 12/10/2046                                                            235                                232
Countrywide Alternative Loan Trust
5.54%, 5/25/2035 (c)                                                         102                                102
6.33%, 7/20/2035 (c)(f)                                                      107                                107
5.49%, 6/25/2036 (c)                                                         750                                751
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (c)                                                        116                                116
5.59%, 1/25/2036 (c)(d)                                                      500                                499
5.72%, 4/25/2036 (c)                                                         325                                315
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (c)                                                         50                                 48
5.52%, 4/25/2046 (c)                                                         217                                217
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (c)                                                         170                                170
0.59%, 9/15/2039 (b)                                                       5,337                                152
0.07%, 12/15/2039                                                          1,443                                 26
0.67%, 12/15/2039 (c)                                                      6,350                                210
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (b)(c)(d)                                                  132                                132
6.25%, 12/16/2035                                                            478                                477
1.17%, 3/15/2036 (b)(c)                                                      925                                 25
0.40%, 5/15/2036 (b)(c)                                                    1,029                                 11
0.61%, 7/15/2036 (b)(c)                                                    1,184                                 21
0.15%, 11/15/2037 (b)(c)                                                   1,978                                 41
7.65%, 9/15/2041 (c)                                                          40                                 42
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                             355                                349
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032                                                             215                                226
8.09%, 5/17/2032                                                              65                                 69
5.59%, 2/12/2034                                                              47                                 47
6.14%, 2/12/2034                                                             150                                154
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014                                                          11,555                                145
5.61%, 4/10/2017 (c)                                                         525                                508
4.97%, 8/11/2036                                                              60                                 59
0.59%, 3/10/2040 (b)(c)                                                    1,583                                 27
Mortgage Backed Securities
GE Capital Commercial Mortgage Corp (continued)
4.98%, 5/10/2043 (c)                                                         465                                441
5.33%, 11/10/2045 (c)                                                      1,045                              1,007
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035                                                             150                                156
0.81%, 3/10/2038 (b)(c)                                                    1,153                                 28
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)(d)                                                      546                                547
5.62%, 6/25/2045 (c)                                                          91                                 91
Greenwich Capital Commercial Funding Corp
0.31%, 6/10/2036 (b)(c)                                                    8,961                                 87
5.91%, 7/10/2038 (c)                                                         230                                230
0.32%, 3/10/2039 (b)(c)                                                   12,872                                305
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                          2,547                                108
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (c)                                                         83                                 83
5.58%, 8/25/2046 (c)(d)                                                      592                                593
Homebanc Mortgage Trust
5.66%, 1/25/2036 (c)(d)                                                      610                                613
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (c)(d)                                                      354                                354
Impac CMB Trust
6.32%, 10/25/2033 (c)                                                         42                                 42
5.70%, 1/25/2035 (c)                                                          82                                 82
5.63%, 4/25/2035 (c)                                                          67                                 67
5.75%, 4/25/2035 (c)                                                          62                                 62
5.62%, 8/25/2035 (c)                                                          92                                 92
5.83%, 8/25/2035 (c)                                                         230                                231
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (c)(d)                                                     104                                105
5.60%, 3/25/2036 (c)(d)                                                      925                                925
5.48%, 3/25/2037 (c)                                                         680                                680
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (c)                                                          46                                 46
5.55%, 4/25/2035 (c)                                                          83                                 83
5.65%, 4/25/2035 (c)                                                          78                                 78
5.62%, 8/25/2035 (c)                                                         211                                212
5.50%, 1/25/2037 (c)(d)                                                      625                                623
5.56%, 4/25/2037 (c)(f)                                                      540                                539
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (c)                                                         585                                586
JP Morgan Chase Commercial Mortgage Securities
0.51%, 10/12/2035 (b)(c)                                                   1,613                                 56
5.02%, 1/12/2037                                                              55                                 51
5.12%, 9/12/2037 (c)                                                         100                                 92
1.11%, 1/12/2039 (b)(c)                                                      986                                 30
5.45%, 6/12/2041 (c)                                                         285                                277
0.23%, 1/15/2042 (b)(c)                                                    1,953                                 34
4.78%, 7/15/2042                                                             290                                269
5.59%, 5/12/2045 (c)                                                         190                                185
5.44%, 5/15/2045 (c)                                                         325                                313
5.30%, 5/15/2047 (c)                                                         355                                350
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                             182                                181
4.95%, 11/25/2035 (c)                                                        400                                394
5.30%, 4/25/2036 (c)                                                         201                                201
5.83%, 6/25/2036 (c)                                                         285                                285
5.98%, 6/25/2036 (c)                                                          96                                 96
Mortgage Backed Securities
JP Morgan Mortgage Trust (continued)
5.95%, 8/25/2036 (c)                                                         550                                554
6.00%, 8/25/2036 (c)                                                         249                                248
5.57%, 10/25/2036 (c)                                                        580                                575
5.72%, 4/25/2037 (c)(f)                                                      250                                249
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032                                                            149                                153
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                              22                                 22
4.90%, 6/15/2026                                                              66                                 66
5.59%, 6/15/2031                                                             110                                110
5.74%, 6/15/2032                                                             231                                233
0.33%, 3/15/2036 (b)(c)                                                      697                                 19
1.12%, 3/15/2036 (b)(c)                                                    2,181                                 59
0.69%, 8/15/2036 (b)(c)                                                      924                                 16
5.41%, 9/15/2039 (c)                                                          80                                 77
0.48%, 2/15/2040 (c)                                                       8,695                                299
5.46%, 2/15/2040 (c)                                                         940                                900
Lehman XS Trust
5.54%, 6/25/2047 (c)(f)                                                      803                                803
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (c)(f)                                                      650                                650
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (c)                                                          33                                 33
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                             290                                287
5.61%, 5/12/2039 (c)                                                         705                                708
5.66%, 5/12/2039 (c)                                                         335                                331
0.52%, 2/12/2042 (c)                                                       2,327                                 28
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                         170                                164
0.55%, 8/12/2048 (c)                                                       2,997                                124
0.06%, 12/12/2049 (c)                                                      2,451                                 37
5.11%, 12/12/2049 (c)                                                        280                                275
Morgan Stanley Capital I
7.11%, 4/15/2033                                                             189                                194
1.01%, 1/13/2041 (b)(c)                                                      748                                 23
5.54%, 5/24/2043 (b)(c)(d)(f)                                                425                                425
0.04%, 12/15/2043 (b)(c)                                                   2,783                                 38
5.92%, 12/20/2046 (c)(f)                                                     150                                143
5.81%, 4/12/2049 (f)                                                         300                                291
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                              63                                 64
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (c)                                                          61                                 61
Residential Accredit Loans Inc
5.47%, 2/25/2037 (c)(f)                                                      299                                299
5.47%, 3/25/2047 (c)                                                       1,037                              1,037
Sequoia Mortgage Trust
5.55%, 2/20/2035 (c)                                                         114                                114
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                          89                                 87
5.55%, 12/25/2035 (c)                                                         19                                 19
5.55%, 3/25/2036 (c)                                                         105                                105
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (c)                                                         400                                395
6.02%, 8/25/2034 (c)                                                         289                                290
5.57%, 3/25/2035 (c)                                                          63                                 63
5.25%, 12/25/2035                                                            155                                154
Mortgage Backed Securities
Structured Adjustable Rate Mortgage Loan Trust (continued)
5.25%, 2/25/2036 (c)                                                         215                                214
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (c)                                                          86                                 87
5.63%, 9/25/2045 (c)                                                         135                                136
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                         325                                321
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (c)                                                        334                                334
Wachovia Bank Commercial Mortgage Trust
0.21%, 11/15/2035 (b)                                                      5,250                                 55
0.20%, 1/15/2041 (b)(c)                                                      858                                  6
0.42%, 10/15/2041 (b)(c)                                                   4,907                                 74
0.26%, 3/15/2042 (b)(c)                                                    8,151                                 85
4.94%, 4/15/2042                                                             430                                406
5.25%, 12/15/2043                                                            255                                250
4.52%, 5/15/2044                                                             240                                234
5.80%, 7/15/2045                                                             345                                340
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (c)                                                        203                                203
3.97%, 3/25/2033                                                              30                                 30
3.80%, 6/25/2034 (c)                                                         125                                122
4.68%, 5/25/2035 (c)                                                          75                                 74
5.70%, 6/25/2037 (c)                                                         197                                196
5.79%, 7/25/2044 (c)                                                          61                                 62
5.63%, 1/25/2045 (c)                                                          77                                 77
5.85%, 1/25/2045 (c)                                                         198                                198
5.55%, 4/25/2045 (c)                                                          41                                 41
5.59%, 4/25/2045 (c)                                                          74                                 74
5.61%, 7/25/2045 (c)                                                         107                                107
5.70%, 11/25/2045 (c)(d)                                                     581                                582
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (c)(d)                                                      475                                477
5.50%, 1/25/2047 (c)                                                         460                                460
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (b)                                                         197                                191
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                         225                                222
4.99%, 10/25/2035 (c)                                                        410                                408
                                                                                              ----------------------
                                                                                                             42,409
                                                                                              ----------------------
Mortgage Securities (0.21%)
Ginnie Mae
4.51%, 10/16/2028 (c)                                                        238                                234
0.85%, 3/16/2047 (c)                                                       1,982                                127
                                                                                              ----------------------
                                                                                                                361
                                                                                              ----------------------
Multi-Line Insurance (0.74%)
Aegon NV
4.75%, 6/ 1/2013                                                              10                                 10
Allstate Corp/The
6.13%, 5/15/2037 (c)(e)                                                      185                                175
American International Group Inc
4.25%, 5/15/2013                                                              15                                 14
CNA Financial Corp
6.00%, 8/15/2011                                                             130                                131
Genworth Financial Inc
6.15%, 11/15/2066 (c)                                                        165                                151
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                                              15                                 15

Multi-Line Insurance
ING Groep NV
5.78%, 12/ 8/2035                                                            410                                394
Metropolitan Life Global Funding I
5.51%, 3/17/2009 (b)(c)                                                      250                                250
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (c)                                                        125                                112
                                                                                              ----------------------
                                                                                                              1,252
                                                                                              ----------------------
Multimedia (0.66%)
News America Inc
6.63%, 1/ 9/2008                                                             150                                151
6.20%, 12/15/2034                                                             55                                 50
Thomson Corp/The
5.75%, 2/ 1/2008                                                              15                                 15
4.75%, 5/28/2010                                                              15                                 15
Time Warner Inc
5.59%, 11/13/2009 (c)(d)                                                     200                                200
Viacom Inc
5.71%, 6/16/2009 (c)(d)                                                      275                                276
5.75%, 4/30/2011                                                             130                                130
Walt Disney Co/The
5.46%, 9/10/2009 (c)(d)                                                      275                                275
7.00%, 3/ 1/2032                                                              10                                 11
                                                                                              ----------------------
                                                                                                              1,123
                                                                                              ----------------------
Mutual Insurance (0.08%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (b)                                                         130                                128
                                                                                              ----------------------

Non-Hazardous Waste Disposal (0.06%)
Oakmont Asset Trust
4.51%, 12/22/2008 (b)                                                        105                                104
                                                                                              ----------------------

Office Automation & Equipment (0.08%)
Xerox Corp
5.50%, 5/15/2012                                                             145                                143
                                                                                              ----------------------

Oil - Field Services (0.35%)
BJ Services Co
5.53%, 6/ 1/2008 (c)(d)                                                      425                                425
Halliburton Co
5.50%, 10/15/2010                                                             15                                 15
Smith International Inc
6.00%, 6/15/2016                                                              85                                 86
Weatherford International Inc
6.80%, 6/15/2037 (b)                                                          65                                 67
                                                                                              ----------------------
                                                                                                                593
                                                                                              ----------------------
Oil & Gas Drilling (0.22%)
Transocean Inc
5.56%, 9/ 5/2008 (c)(d)                                                      375                                375
                                                                                              ----------------------

Oil Company - Exploration & Production (1.21%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (c)                                                         200                                200
6.45%, 9/15/2036                                                             170                                164
Apache Corp
5.25%, 4/15/2013                                                             195                                192
6.00%, 1/15/2037                                                              55                                 53

Oil Company - Exploration & Production
Canadian Natural Resources Ltd
6.25%, 3/15/2038                                                             125                                119
Husky Oil Co
7.55%, 11/15/2016                                                            115                                127
Nexen Inc
5.05%, 11/20/2013                                                            310                                296
6.40%, 5/15/2037                                                             125                                121
Occidental Petroleum Corp
4.00%, 11/30/2007                                                             20                                 20
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (e)                                                        240                                258
Talisman Energy Inc
6.25%, 2/ 1/2038                                                              90                                 85
XTO Energy Inc
5.90%, 8/ 1/2012                                                             135                                137
5.65%, 4/ 1/2016                                                             175                                171
6.10%, 4/ 1/2036 (e)                                                         125                                117
                                                                                              ----------------------
                                                                                                              2,060
                                                                                              ----------------------
Oil Company - Integrated (0.14%)
ConocoPhillips
8.75%, 5/25/2010                                                              25                                 27
Husky Energy Inc
6.25%, 6/15/2012                                                              40                                 41
6.15%, 6/15/2019                                                              55                                 54
Marathon Oil Corp
6.80%, 3/15/2032                                                              15                                 16
Petro-Canada
4.00%, 7/15/2013                                                              15                                 14
5.95%, 5/15/2035                                                              75                                 70
Petronas Capital Ltd
7.88%, 5/22/2022 (b)                                                          10                                 12
                                                                                              ----------------------
                                                                                                                234
                                                                                              ----------------------
Oil Refining & Marketing (0.20%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                              40                                 41
Valero Energy Corp
6.63%, 6/15/2037                                                             305                                304
                                                                                              ----------------------
                                                                                                                345
                                                                                              ----------------------
Paper & Related Products (0.10%)
Alto Parana SA
6.38%, 6/ 9/2017 (b)                                                         165                                166
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                              10                                  9
                                                                                              ----------------------
                                                                                                                175
                                                                                              ----------------------
Pharmacy Services (0.14%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                             225                                239
                                                                                              ----------------------

Pipelines (0.87%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                              45                                 43
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                              15                                 14
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                              35                                 34
Enbridge Inc
5.80%, 6/15/2014                                                             200                                198

Pipelines
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                                             200                                196
Kinder Morgan Energy Partners LP
6.50%, 2/ 1/2037                                                             185                                176
National Fuel Gas Co
5.25%, 3/ 1/2013                                                              40                                 40
ONEOK Partners LP
5.90%, 4/ 1/2012                                                             130                                131
6.65%, 10/ 1/2036                                                            120                                118
Pacific Energy
6.25%, 9/15/2015                                                             130                                127
TEPPCO Partners LP
7.63%, 2/15/2012                                                             215                                231
TransCanada Pipelines Ltd
6.35%, 5/15/2067 (c)                                                         175                                164
                                                                                              ----------------------
                                                                                                              1,472
                                                                                              ----------------------
Property & Casualty Insurance (0.37%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                             150                                158
Chubb Corp
6.38%, 3/29/2067 (c)(e)                                                      125                                120
Progressive Corp/The
6.25%, 12/ 1/2032                                                              5                                  5
6.70%, 6/15/2037                                                             130                                125
Safeco Corp
7.25%, 9/ 1/2012                                                               3                                  3
Travelers Cos Inc/The
6.25%, 3/15/2067 (c)                                                         110                                104
WR Berkley Corp
6.25%, 2/15/2037                                                             115                                107
                                                                                              ----------------------
                                                                                                                622
                                                                                              ----------------------
Real Estate Operator & Developer (0.31%)
Duke Realty LP
5.63%, 8/15/2011                                                              45                                 45
4.63%, 5/15/2013                                                              10                                 10
ERP Operating LP
5.75%, 6/15/2017                                                             150                                145
Regency Centers LP
8.45%, 9/ 1/2010                                                              70                                 76
5.88%, 6/15/2017                                                             245                                243
                                                                                              ----------------------
                                                                                                                519
                                                                                              ----------------------
Regional Authority (0.03%)
Province of Nova Scotia Canada
5.75%, 2/27/2012                                                              25                                 25
Province of Ontario Canada
5.13%, 7/17/2012                                                              25                                 25
                                                                                              ----------------------
                                                                                                                 50
                                                                                              ----------------------
Regional Banks (1.23%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (c)                                                         285                                267
BAC Capital Trust XIV
5.63%, 3/15/2043 (c)                                                         175                                166
Bank of America Corp
3.88%, 1/15/2008 (e)                                                           5                                  5
Bank One Corp
6.00%, 8/ 1/2008                                                              50                                 50

Regional Banks
Capital One Financial Corp
5.64%, 9/10/2009 (c)(d)                                                      250                                250
5.70%, 9/15/2011                                                             110                                109
Fifth Third Bancorp
3.38%, 8/15/2008                                                              10                                 10
Fleet Capital Trust II
7.92%, 12/11/2026                                                            300                                312
PNC Funding Corp
5.50%, 1/31/2012 (c)                                                         450                                450
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)                                                         95                                 94
Wachovia Corp
6.38%, 2/ 1/2009                                                             180                                183
Wells Fargo & Co
3.50%, 4/ 4/2008 (e)                                                          10                                 10
3.12%, 8/15/2008                                                              30                                 29
Wells Fargo Capital X
5.95%, 12/15/2036                                                            180                                162
                                                                                              ----------------------
                                                                                                              2,097
                                                                                              ----------------------
Reinsurance (0.25%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                             165                                157
PartnerRe Finance II
6.44%, 12/ 1/2066 (c)                                                         90                                 83
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                             175                                183
                                                                                              ----------------------
                                                                                                                423
                                                                                              ----------------------
REITS - Apartments (0.18%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                              50                                 52
AvalonBay Communities Inc
5.50%, 1/15/2012                                                             120                                120
BRE Properties Inc
5.50%, 3/15/2017                                                             105                                101
UDR Inc
6.50%, 6/15/2009                                                              40                                 41
                                                                                              ----------------------
                                                                                                                314
                                                                                              ----------------------
REITS - Diversified (0.38%)
iStar Financial Inc
5.70%, 9/15/2009 (c)                                                         125                                125
5.71%, 3/ 9/2010 (c)                                                         300                                301
5.85%, 3/15/2017                                                             250                                221
                                                                                              ----------------------
                                                                                                                647
                                                                                              ----------------------
REITS - Healthcare (0.39%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (c)(d)                                                      325                                325
5.65%, 12/15/2013                                                            185                                177
6.00%, 1/30/2017                                                             125                                122
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                              40                                 41
                                                                                              ----------------------
                                                                                                                665
                                                                                              ----------------------
REITS - Hotels (0.06%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                             100                                101
                                                                                              ----------------------


REITS - Office Property (0.21%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                            130                                130
5.70%, 5/ 1/2017                                                             125                                120
HRPT Properties Trust
5.96%, 3/16/2011 (c)                                                         100                                100
                                                                                              ----------------------
                                                                                                                350
                                                                                              ----------------------
REITS - Regional Malls (0.01%)
Simon Property Group LP
5.38%, 8/28/2008                                                              10                                 10
3.75%, 1/30/2009                                                              15                                 15
                                                                                              ----------------------
                                                                                                                 25
                                                                                              ----------------------
REITS - Shopping Centers (0.15%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                            200                                196
Federal Realty Investment Trust
6.20%, 1/15/2017                                                              65                                 66
                                                                                              ----------------------
                                                                                                                262
                                                                                              ----------------------
REITS - Single Tenant (0.20%)
Tanger Properties LP
9.13%, 2/15/2008                                                             335                                341
                                                                                              ----------------------

REITS - Warehouse & Industrial (0.32%)
Prologis
5.61%, 8/24/2009 (c)(d)                                                      250                                251
5.50%, 3/ 1/2013                                                             300                                297
                                                                                              ----------------------
                                                                                                                548
                                                                                              ----------------------
Rental - Auto & Equipment (0.37%)
Erac USA Finance Co
5.61%, 4/30/2009 (b)(c)(d)                                                   260                                261
5.61%, 8/28/2009 (b)(c)                                                      125                                125
5.90%, 11/15/2015 (b)                                                        250                                244
                                                                                              ----------------------
                                                                                                                630
                                                                                              ----------------------
Retail - Drug Store (0.01%)
CVS Caremark Corp
3.88%, 11/ 1/2007                                                             15                                 15
                                                                                              ----------------------

Retail - Regional Department Store (0.09%)
JC Penney Corp Inc
5.75%, 2/15/2018                                                              65                                 62
6.38%, 10/15/2036                                                             90                                 84
Kohl's Corp
6.00%, 1/15/2033                                                              10                                  9
                                                                                              ----------------------
                                                                                                                155
                                                                                              ----------------------
Savings & Loans - Thrifts (0.44%)
Washington Mutual Bank
6.88%, 6/15/2011                                                              75                                 78
Washington Mutual Bank/Henderson NV
5.65%, 8/15/2014                                                             100                                 97
Washington Mutual Inc
5.66%, 1/15/2010 (c)(d)                                                      575                                577
                                                                                              ----------------------
                                                                                                                752
                                                                                              ----------------------
Sovereign (0.15%)
Chile Government International Bond
5.76%, 1/28/2008 (c)                                                         175                                175
5.50%, 1/15/2013                                                               5                                  5

Sovereign
Poland Government International Bond
6.25%, 7/ 3/2012                                                              15                                 15
South Africa Government International Bond
6.50%, 6/ 2/2014                                                              65                                 67
                                                                                              ----------------------
                                                                                                                262
                                                                                              ----------------------
Special Purpose Banks (0.33%)
Korea Development Bank
4.25%, 11/13/2007 (e)                                                         10                                 10
5.76%, 10/20/2009 (c)                                                        110                                111
5.50%, 4/ 3/2010 (c)(d)                                                      435                                435
                                                                                              ----------------------
                                                                                                                556
                                                                                              ----------------------
Special Purpose Entity (0.93%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (b)                                                        285                                295
5.20%, 8/15/2015 (b)                                                         205                                197
Capital One Capital IV
6.75%, 2/17/2037                                                              95                                 82
John Hancock Global Funding II
5.53%, 4/ 3/2009 (b)(c)(d)                                                   300                                301
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                              70                                 64
QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(c)(e)(g)                                                125                                117
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                              15                                 15
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (b)(c)                                                      185                                177
Swiss Re Capital I LP
6.85%, 5/29/2049 (b)(c)(e)                                                   150                                149
TransCapitalInvest Ltd
5.67%, 3/ 5/2014 (b)                                                         150                                146
Unilever Capital Corp
7.13%, 11/ 1/2010                                                             30                                 32
                                                                                              ----------------------
                                                                                                              1,575
                                                                                              ----------------------
Steel - Producers (0.08%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                             130                                142
                                                                                              ----------------------

Supranational Bank (0.04%)
Inter-American Development Bank
6.38%, 10/22/2007                                                             75                                 75
                                                                                              ----------------------

Telecommunication Services (0.01%)
Verizon Global Funding Corp
6.88%, 6/15/2012                                                              15                                 16
                                                                                              ----------------------

Telephone - Integrated (1.19%)
AT&T Inc
5.57%, 11/14/2008 (c)(d)                                                     325                                326
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (c)                                                         250                                250
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                         290                                311
Royal KPN NV
8.00%, 10/ 1/2010                                                             75                                 80
Telecom Italia Capital SA
4.00%, 11/15/2008                                                             15                                 15

Telephone - Integrated
Telecom Italia Capital SA (continued)
5.84%, 2/ 1/2011 (c)                                                          70                                 70
5.97%, 7/18/2011 (c)                                                         150                                151
Telefonica Emisiones SAU
5.66%, 6/19/2009 (c)                                                         150                                150
5.98%, 6/20/2011                                                             100                                100
5.65%, 2/ 4/2013 (a)(c)(g)                                                   155                                152
5.86%, 2/ 4/2013 (g)                                                         250                                249
Telefonica Europe BV
7.75%, 9/15/2010                                                              70                                 74
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                            100                                 99
                                                                                              ----------------------
                                                                                                              2,027
                                                                                              ----------------------
Tools - Hand Held (0.14%)
Snap-On Inc
5.49%, 1/12/2010 (c)(d)                                                      225                                225
Stanley Works/The
4.90%, 11/ 1/2012                                                             15                                 15
                                                                                              ----------------------
                                                                                                                240
                                                                                              ----------------------
Transport - Rail (0.11%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030                                                              30                                 34
Canadian National Railway Co
4.40%, 3/15/2013                                                              15                                 14
CSX Corp
4.88%, 11/ 1/2009                                                            100                                 99
Union Pacific Corp
4.70%, 1/ 2/2024                                                              10                                  9
6.63%, 2/ 1/2029                                                              35                                 35
                                                                                              ----------------------
                                                                                                                191
                                                                                              ----------------------
Transport - Services (0.02%)
FedEx Corp
3.50%, 4/ 1/2009                                                              40                                 39
                                                                                              ----------------------
TOTAL BONDS                                                                                $                133,378
                                                                                              ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (59.66%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.75%)
4.50%, 8/ 1/2022 (h)                                                       1,075                              1,024
5.00%, 8/ 1/2022 (h)                                                         260                                252
5.00%, 8/ 1/2037 (h)                                                       4,510                              4,230
5.50%, 8/ 1/2037 (h)                                                       6,450                              6,230
6.00%, 8/ 1/2037 (h)                                                       2,210                              2,192
5.00%, 9/ 1/2037 (h)                                                         700                                656
5.50%, 9/ 1/2037 (h)                                                       1,300                              1,255
6.00%, 9/ 1/2037 (h)                                                       3,325                              3,295
6.00%, 10/ 1/2037 (h)                                                        450                                445
6.50%, 10/ 1/2037 (h)                                                        175                                177
5.50%, 3/ 1/2009                                                               6                                  6
6.50%, 12/ 1/2015                                                              8                                  8
7.50%, 12/ 1/2015                                                             13                                 14
6.50%, 6/ 1/2017                                                              47                                 48
6.00%, 7/ 1/2017                                                              89                                 89
5.00%, 5/ 1/2018                                                             109                                106
5.00%, 1/ 1/2019                                                             125                                122
6.00%, 6/ 1/2028                                                              43                                 43
6.50%, 3/ 1/2029                                                              57                                 59
7.50%, 10/ 1/2030                                                             24                                 26
8.00%, 11/ 1/2030                                                              1                                  1

Federal Home Loan Mortgage Corporation (FHLMC)
7.00%, 12/ 1/2030                                                             19                                 20
7.50%, 12/ 1/2030                                                              3                                  3
6.50%, 5/ 1/2031                                                              37                                 37
6.50%, 10/ 1/2031                                                              7                                  7
7.00%, 1/ 1/2032                                                              19                                 19
6.50%, 2/ 1/2032                                                              10                                 10
7.50%, 4/ 1/2032                                                              10                                 11
6.50%, 5/ 1/2032                                                              77                                 79
5.50%, 5/ 1/2033                                                             124                                121
5.50%, 8/ 1/2033                                                             315                                306
5.50%, 10/ 1/2033                                                            103                                100
5.50%, 12/ 1/2033                                                             83                                 81
5.50%, 1/ 1/2034                                                             905                                877
5.50%, 9/ 1/2034                                                             172                                167
5.50%, 3/ 1/2035                                                             209                                203
6.00%, 8/ 1/2036                                                             125                                124
6.50%, 11/ 1/2036                                                            308                                311
6.00%, 4/ 1/2037                                                           1,458                              1,447
5.76%, 6/ 1/2035 (c)                                                         323                                329
4.68%, 8/ 1/2035 (c)                                                         160                                158
5.00%, 9/ 1/2035 (c)                                                         328                                326
5.68%, 10/ 1/2036 (c)                                                      1,118                              1,111
5.56%, 2/ 1/2037 (c)                                                         267                                266
5.63%, 2/ 1/2037 (c)                                                         378                                376
                                                                                              ----------------------
                                                                                                             26,767
                                                                                              ----------------------
Federal National Mortgage Association (FNMA) (19.37%)
4.50%, 8/ 1/2022 (h)                                                       3,050                              2,905
5.00%, 8/ 1/2022 (h)                                                       2,880                              2,792
5.50%, 8/ 1/2022 (h)                                                       1,510                              1,491
5.00%, 8/ 1/2037 (h)                                                       5,850                              5,486
5.50%, 8/ 1/2037 (h)                                                       6,870                              6,634
6.00%, 8/ 1/2037 (h)                                                       5,515                              5,463
6.50%, 8/ 1/2037 (h)                                                         615                                621
5.50%, 2/ 1/2009                                                              12                                 12
5.50%, 6/ 1/2009                                                              22                                 22
6.00%, 10/ 1/2016                                                             11                                 11
5.00%, 9/ 1/2017                                                             364                                355
5.50%, 1/ 1/2018                                                              77                                 76
5.00%, 3/ 1/2018                                                             430                                419
6.00%, 10/ 1/2021                                                            486                                489
5.50%, 3/ 1/2023                                                             247                                242
5.50%, 7/ 1/2023                                                             346                                339
6.00%, 9/ 1/2031                                                              50                                 50
6.50%, 12/ 1/2031                                                             28                                 28
6.00%, 4/ 1/2033                                                              96                                 96
5.50%, 9/ 1/2033                                                             190                                185
4.24%, 6/ 1/2034 (c)                                                          75                                 73
5.50%, 6/ 1/2034                                                              32                                 31
4.33%, 7/ 1/2034 (c)                                                          44                                 43
4.29%, 12/ 1/2034 (c)                                                        121                                119
4.58%, 3/ 1/2035 (c)                                                         130                                128
5.08%, 8/ 1/2035 (c)                                                         212                                211
5.72%, 2/ 1/2036 (c)                                                          99                                 98
7.00%, 3/ 1/2036 (c)                                                         244                                251
6.00%, 5/ 1/2036                                                              88                                 88
5.64%, 6/ 1/2036 (c)                                                         184                                184
5.79%, 6/ 1/2036 (c)(f)                                                       57                                 56
6.00%, 7/ 1/2036                                                             215                                213

Federal National Mortgage Association (FNMA)
6.50%, 8/ 1/2036                                                             294                                297
6.50%, 12/ 1/2036                                                          2,049                              2,070
5.44%, 1/ 1/2037 (c)                                                         240                                239
5.51%, 1/ 1/2037 (c)                                                         729                                734
6.50%, 1/ 1/2037                                                             164                                165
5.47%, 3/ 1/2037 (c)                                                         213                                213
                                                                                              ----------------------
                                                                                                             32,929
                                                                                              ----------------------
Government National Mortgage Association (GNMA) (2.77%)
5.00%, 8/ 1/2037 (h)                                                         360                                343
5.50%, 8/ 1/2037 (h)                                                       2,130                              2,075
6.00%, 8/ 1/2037 (h)                                                         770                                769
7.00%, 7/15/2031                                                              14                                 15
6.00%, 7/15/2032                                                              20                                 20
6.00%, 12/15/2032                                                             35                                 35
6.00%, 12/15/2033                                                            503                                503
5.00%, 2/15/2034                                                             954                                910
6.50%, 10/20/2028                                                             20                                 20
8.00%, 8/20/2029                                                               3                                  3
6.50%, 2/20/2032                                                              11                                 12
6.50%, 5/20/2032                                                               4                                  4
                                                                                              ----------------------
                                                                                                              4,709
                                                                                              ----------------------
U.S. Treasury (20.79%)
4.88%, 4/30/2008 (e)                                                       2,500                              2,499
4.50%, 2/15/2009 (e)                                                       2,500                              2,495
4.00%, 6/15/2009 (e)                                                       1,250                              1,237
3.63%, 7/15/2009 (e)                                                       2,775                              2,726
4.88%, 8/15/2009 (e)                                                       2,650                              2,665
3.50%, 2/15/2010 (e)                                                       5,240                              5,108
5.00%, 2/15/2011 (e)                                                       1,750                              1,777
4.50%, 4/30/2012 (e)                                                       1,600                              1,593
4.38%, 8/15/2012 (e)                                                       1,675                              1,660
4.25%, 8/15/2013 (e)                                                         900                                882
4.75%, 5/15/2014 (e)                                                         750                                752
4.25%, 11/15/2014 (e)                                                      3,500                              3,399
8.13%, 8/15/2019 (e)                                                         825                              1,063
8.00%, 11/15/2021 (e)                                                        250                                326
6.25%, 8/15/2023 (e)                                                       1,250                              1,417
6.00%, 2/15/2026 (e)                                                       2,740                              3,061
6.25%, 5/15/2030 (e)                                                       2,275                              2,669
                                                                                              ----------------------
                                                                                                             35,329
                                                                                              ----------------------
U.S. Treasury Inflation-Indexed Obligations (0.98%)
3.88%, 1/15/2009 (e)                                                         475                                481
4.25%, 1/15/2010 (e)                                                         371                                385
2.00%, 1/15/2014 (e)                                                         816                                793
                                                                                              ----------------------
                                                                                                              1,659
                                                                                              ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $                101,393
                                                                                              ----------------------
SHORT TERM INVESTMENTS (7.66%)
Commercial Paper (5.96%)
CVS Corp
5.50%, 8/ 1/2007 (d)                                                       2,499                              2,499
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                           7,639                              7,639
                                                                                              ----------------------
                                                                                                             10,138
                                                                                              ----------------------
Purchased Swaptions (0.01%)
Purchased Call - OTC 3 Year Interest Rate Swap; receive
floating rate based on
3-month LIBOR; with Deutsche Bank
4.97%, 9/ 1/2007                                                           4,400                                  7

Purchased Swaptions
Purchased Call - OTC 3 Year Interest Rate Swap; receive
floating rate based on
3-month LIBOR; with Merrill Lynch
4.90%, 9/ 1/2007                                                           4,400                                  5
                                                                                              ----------------------
                                                                                                                 12
                                                                                              ----------------------
Repurchase Agreements (1.69%)
Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                   2,866                              2,866
Government Agency Issues; $2,952,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                              ----------------------

TOTAL SHORT TERM INVESTMENTS                                                               $                 13,016
                                                                                              ----------------------
MONEY MARKET FUNDS (4.42%)
Money Center Banks (4.42%)
BNY Institutional Cash Reserve Fund (d)                                    7,507                              7,507
                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                   $                  7,507
                                                                                              ----------------------
Total Investments                                                                          $                258,217
Liabilities in Excess of Other Assets, Net - (51.94)%                                                      (88,269)
                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                 $                169,948
                                                                                              ======================

                                ----------------------

                                                                                              ======================

(a) Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10,722 or 6.31% of net assets.


(c) Variable Rate

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security or a portion of the security was on loan at the end of the period.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,682 or 2.75% of net assets.

(g) Security purchased on a when-issued basis.

(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.




Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                         $                    544
Unrealized Depreciation                                                          (2,375)
                                                                   ----------------------
Net Unrealized Appreciation (Depreciation)                                       (1,831)
Cost for federal income tax purposes                                             259,998
All dollar amounts are shown in thousands (000's)


                                                           Swaptions
                                                                          Exercise       Expiration
Description                                                Contracts       Rate            Month               U.S. $ Value
----------------------------------------------------------------------------------- -------------------- ----------------------
Written Put - OTC 10 Year Interest Rate Swap;
 pay floating rate based on
3-month LIBOR; with Lehman Brothers                         8,000,000        5.78  %     9/ 1/2007   $                    -50
                                                                                                         ----------------------

                                                                                                         ----------------------
                                                                                                         ----------------------
 (Premiums received $15)                                                                              $                   (50)
                                                                                                         ----------------------
All dollar amounts are shown in thousands (000's)


                          Total Return Swap Agreements
                                                                                                                     Unrealized
                                                                                             Notional               Appreciation/
Description                                                                                   Amount               (Depreciation)
------------------------------------------------ ------------------------------------- ---------------------- ---------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires July 2007.           $    3,000           $                    (6)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires November 2007.            1,600                                (3)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires October 2007.            1,400                                (3)


All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ ---------------------------------- ----------- ----------------------
Sector                                                                                                                    Percent
------------------------------------------------------------ ---------------------------------- ----------- ----------------------
Mortgage Securities                                                                                                        64.77%
Financial                                                                                                                  28.23%
Government                                                                                                                 22.63%
Asset Backed Securities                                                                                                    19.51%
Communications                                                                                                              3.68%
Utilities                                                                                                                   3.30%
Energy                                                                                                                      2.99%
Consumer, Non-cyclical                                                                                                      2.43%
Consumer, Cyclical                                                                                                          2.07%
Industrial                                                                                                                  1.33%
Basic Materials                                                                                                             0.47%
Technology                                                                                                                  0.37%
Diversified                                                                                                                 0.15%
Purchased Swaption                                                                                                          0.01%
Liabilities in Excess of Other Assets, Net                                                                              (-51.94%)
                                                                                                            ----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                            ======================

Other Assets Summary (unaudited)
------------------------------------------------------------ ---------------------------------- ----------- ----------------------
Asset Type                                                                                                                Percent
------------------------------------------------------------ ---------------------------------- ----------- ----------------------
Total Return Swaps                                                                                                          0.01%
Written Swaptions                                                                                                           0.03%





Schedule of Investments

July 31, 2007 (unaudited)
High Yield Fund


                                                                                           Principal
                                                                                        Amount (000's)             Value (000's)
BONDS (91.89%)
Advertising Sales (0.16%)
Lamar Media Corp
7.25%, 1/ 1/2013                                                                  $       435           $                    418
                                                                                                           ----------------------

Advertising Services (0.60%)
RH Donnelley Corp
6.88%, 1/15/2013                                                                        1,030                                927
8.88%, 1/15/2016                                                                          640                                622
                                                                                                           ----------------------
                                                                                                                           1,549
                                                                                                           ----------------------
Aerospace & Defense Equipment (0.57%)
GenCorp Inc
9.50%, 8/15/2013                                                                          700                                735
Sequa Corp
8.88%, 4/ 1/2008                                                                          750                                761
                                                                                                           ----------------------
                                                                                                                           1,496
                                                                                                           ----------------------
Agricultural Chemicals (0.18%)
Terra Capital Inc
7.00%, 2/ 1/2017                                                                          500                                473
                                                                                                           ----------------------

Airlines (0.66%)
Continental Airlines Inc
8.75%, 12/ 1/2011                                                                         500                                472
9.80%, 4/ 1/2021 (a)                                                                      731                                786
United AirLines Inc
7.34%, 7/ 2/2019 (a)(b)                                                                   500                                465
                                                                                                           ----------------------
                                                                                                                           1,723
                                                                                                           ----------------------
Apparel Manufacturers (1.42%)
Hanesbrands Inc
8.78%, 12/15/2014 (c)                                                                   1,000                                980
Levi Strauss & Co
12.25%, 12/15/2012 (d)                                                                  1,025                              1,092
9.75%, 1/15/2015                                                                          520                                525
Phillips-Van Heusen
7.25%, 2/15/2011 (d)                                                                      500                                498
8.13%, 5/ 1/2013                                                                          250                                252
7.75%, 11/15/2023                                                                         350                                353
                                                                                                           ----------------------
                                                                                                                           3,700
                                                                                                           ----------------------
Auto - Car & Light Trucks (1.28%)
Ford Motor Co
7.45%, 7/16/2031                                                                        1,000                                770
General Motors Corp
7.40%, 9/ 1/2025                                                                          700                                515
8.38%, 7/15/2033                                                                        2,500                              2,056
                                                                                                           ----------------------
                                                                                                                           3,341
                                                                                                           ----------------------
Auto/Truck Parts & Equipment - Original (1.06%)
Accuride Corp
8.50%, 2/ 1/2015                                                                          500                                475
Lear Corp
8.75%, 12/ 1/2016                                                                       1,000                                925

Auto/Truck Parts & Equipment - Original
Titan International Inc
8.00%, 1/15/2012                                                                          600                                612
TRW Automotive Inc
7.00%, 3/15/2014 (b)(d)                                                                   800                                748
                                                                                                           ----------------------
                                                                                                                           2,760
                                                                                                           ----------------------
Beverages - Non-Alcoholic (0.21%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                         576                                559
                                                                                                           ----------------------

Beverages - Wine & Spirits (0.35%)
Constellation Brands Inc
7.25%, 9/ 1/2016                                                                          235                                221
7.25%, 5/15/2017 (b)                                                                      750                                701
                                                                                                           ----------------------
                                                                                                                             922
                                                                                                           ----------------------
Broadcasting Services & Programming (0.16%)
Fisher Communications Inc
8.63%, 9/15/2014                                                                          400                                414
                                                                                                           ----------------------

Building - Residential & Commercial (0.30%)
K Hovnanian Enterprises Inc
8.00%, 4/ 1/2012                                                                          500                                425
8.88%, 4/ 1/2012                                                                          290                                238
8.63%, 1/15/2017                                                                          140                                115
                                                                                                           ----------------------
                                                                                                                             778
                                                                                                           ----------------------
Building & Construction - Miscellaneous (0.28%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                         745                                730
                                                                                                           ----------------------

Building & Construction Products - Miscellaneous (0.65%)
Builders FirstSource Inc
9.61%, 2/15/2012 (c)                                                                      700                                690
Interline Brands Inc
8.13%, 6/15/2014                                                                        1,000                                990
                                                                                                           ----------------------
                                                                                                                           1,680
                                                                                                           ----------------------
Building Products - Cement & Aggregate (0.18%)
US Concrete Inc
8.38%, 4/ 1/2014                                                                          500                                480
                                                                                                           ----------------------

Cable TV (4.80%)
CCH I Holdings LLC
11.13%, 1/15/2014                                                                         750                                690
CCH I Holdings LLC/CCH I Holdings Capital Co
11.00%, 10/ 1/2015                                                                      1,995                              1,990
CCO Holdings LLC/CCO Holdings Capital Co
8.75%, 11/15/2013                                                                         500                                495
Charter Communications Operating LLC/Charter Communications Operating Capital
8.38%, 4/30/2014 (b)                                                                      910                                899
CSC Holdings Inc
8.13%, 8/15/2009                                                                        1,100                              1,097
DIRECTV Holdings/Finance
8.38%, 3/15/2013                                                                        1,620                              1,644
6.38%, 6/15/2015                                                                          500                                450
Echostar DBS Corp
6.38%, 10/ 1/2011                                                                       1,195                              1,147
7.00%, 10/ 1/2013                                                                         460                                442
6.63%, 10/ 1/2014                                                                       1,450                              1,349
7.13%, 2/ 1/2016                                                                          420                                397
Cable TV
Insight Communications Co Inc
12.25%, 2/15/2011 (c)                                                                     525                                543
Kabel Deutschland GmbH
10.63%, 7/ 1/2014                                                                         375                                388
Unity Media GmbH
10.38%, 2/15/2015 (b)                                                                   1,000                                970
                                                                                                           ----------------------
                                                                                                                          12,501
                                                                                                           ----------------------
Casino Hotels (1.17%)
Majestic Star Casino LLC/ Majestic Star
9.75%, 1/15/2011                                                                          390                                367
MGM Mirage
6.00%, 10/ 1/2009                                                                         755                                740
6.75%, 4/ 1/2013                                                                        1,000                                922
San Pasqual Casino
8.00%, 9/15/2013 (b)                                                                      445                                442
Station Casinos Inc
6.00%, 4/ 1/2012                                                                          230                                210
6.88%, 3/ 1/2016                                                                          430                                362
                                                                                                           ----------------------
                                                                                                                           3,043
                                                                                                           ----------------------
Casino Services (0.26%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (b)                                                                     691                                667
                                                                                                           ----------------------

Cellular Telecommunications (1.19%)
Cricket Communications Inc
9.38%, 11/ 1/2014                                                                         500                                493
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                         550                                584
MetroPCS Wireless Inc
9.25%, 11/ 1/2014 (b)                                                                     750                                735
Rural Cellular Corp
8.25%, 3/15/2012                                                                        1,250                              1,281
                                                                                                           ----------------------
                                                                                                                           3,093
                                                                                                           ----------------------
Chemicals - Diversified (1.58%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                         405                                423
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(d)                                                                   500                                458
Lyondell Chemical Co
8.00%, 9/15/2014                                                                          975                              1,043
Nova Chemicals Corp
6.50%, 1/15/2012                                                                          650                                588
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (b)(d)                                                                  325                                319
Reichhold Industries Inc
9.00%, 8/15/2014 (b)                                                                      600                                588
Westlake Chemical Corp
6.63%, 1/15/2016                                                                          750                                686
                                                                                                           ----------------------
                                                                                                                           4,105
                                                                                                           ----------------------
Chemicals - Plastics (0.38%)
PolyOne Corp
8.88%, 5/ 1/2012                                                                        1,000                              1,000
                                                                                                           ----------------------

Chemicals - Specialty (1.34%)
Chemtura Corp
6.88%, 6/ 1/2016                                                                          255                                235

Chemicals - Specialty
Ferro Corp
9.13%, 1/ 1/2009                                                                          850                                874
Hercules Inc
6.75%, 10/15/2029                                                                         500                                486
MacDermid Inc
9.50%, 4/15/2017 (b)                                                                      600                                546
Nalco Co
7.75%, 11/15/2011                                                                         875                                858
NewMarket Corp
7.13%, 12/15/2016                                                                         500                                481
                                                                                                           ----------------------
                                                                                                                           3,480
                                                                                                           ----------------------
Coal (1.01%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012                                                                         500                                510
Massey Energy Co
6.88%, 12/15/2013                                                                       1,930                              1,701
Peabody Energy Corp
6.88%, 3/15/2013                                                                          425                                413
                                                                                                           ----------------------
                                                                                                                           2,624
                                                                                                           ----------------------
Commercial Services (0.38%)
Iron Mountain Inc
8.63%, 4/ 1/2013                                                                          500                                490
8.75%, 7/15/2018 (d)                                                                      500                                494
                                                                                                           ----------------------
                                                                                                                             984
                                                                                                           ----------------------
Commercial Services - Finance (0.62%)
ACE Cash Express Inc
10.25%, 10/ 1/2014 (b)                                                                    500                                498
Cardtronics Inc
9.25%, 8/15/2013 (b)                                                                    1,175                              1,128
                                                                                                           ----------------------
                                                                                                                           1,626
                                                                                                           ----------------------
Computer Services (0.27%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                          700                                704
                                                                                                           ----------------------

Computers - Memory Devices (0.18%)
Seagate Technology HDD Holdings
6.80%, 10/ 1/2016                                                                         500                                465
                                                                                                           ----------------------

Consumer Products - Miscellaneous (0.89%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                          750                                720
Jarden Corp
7.50%, 5/ 1/2017                                                                          350                                315
Prestige Brands Inc
9.25%, 4/15/2012                                                                          500                                498
Visant Holding Corp
0.00%, 12/ 1/2013 (c)(e)                                                                  150                                133
Yankee Acquisition Corp/MA
8.50%, 2/15/2015 (d)                                                                      700                                644
                                                                                                           ----------------------
                                                                                                                           2,310
                                                                                                           ----------------------
Containers - Metal & Glass (2.45%)
Ball Corp
6.88%, 12/15/2012                                                                       2,310                              2,287
Crown Americas LLC / Crown Americas Cap
7.75%, 11/15/2015                                                                         400                                394

Containers - Metal & Glass
Impress Holdings BV
8.48%, 9/15/2013 (b)(c)                                                                   600                                600
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                        1,595                              1,615
8.75%, 11/15/2012                                                                       1,175                              1,222
8.25%, 5/15/2013                                                                          250                                251
                                                                                                           ----------------------
                                                                                                                           6,369
                                                                                                           ----------------------
Containers - Paper & Plastic (1.63%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                                          500                                480
Clondalkin Acquisition BV
7.36%, 12/15/2013 (b)(c)                                                                  500                                467
Constar International Inc
8.74%, 2/15/2012 (c)                                                                    1,500                              1,440
Graham Packaging Co Inc
9.88%, 10/15/2014                                                                         240                                226
Graphic Packaging International Corp
8.50%, 8/15/2011                                                                          365                                362
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                          350                                315
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                         450                                433
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)                                                                     500                                505
                                                                                                           ----------------------
                                                                                                                           4,228
                                                                                                           ----------------------
Dialysis Centers (0.28%)
DaVita Inc
6.63%, 3/15/2013                                                                          750                                716
                                                                                                           ----------------------

Direct Marketing (0.26%)
Visant Corp
7.63%, 10/ 1/2012                                                                         690                                676
                                                                                                           ----------------------

Diversified Manufacturing Operations (1.33%)
Harland Clarke Holdings Corp
9.50%, 5/15/2015 (b)                                                                      500                                458
10.11%, 5/15/2015 (b)(c)(d)                                                               700                                647
JB Poindexter & Co Inc
8.75%, 3/15/2014                                                                        1,000                                860
RBS Global Inc and Rexnord Corp
9.50%, 8/ 1/2014                                                                          600                                579
8.88%, 9/ 1/2016                                                                        1,000                                925
                                                                                                           ----------------------
                                                                                                                           3,469
                                                                                                           ----------------------
Diversified Operations (0.35%)
Leucadia National Corp
7.13%, 3/15/2017 (b)                                                                    1,000                                910
                                                                                                           ----------------------

Diversified Operations & Commercial Services (0.30%)
Aramark Corp
8.50%, 2/ 1/2015 (b)                                                                      840                                792
                                                                                                           ----------------------

E-Commerce - Products (0.27%)
FTD Inc
7.75%, 2/15/2014                                                                          750                                699
                                                                                                           ----------------------


Electric - Generation (1.78%)
AES Corp
9.00%, 5/15/2015                                                                        1,195                              1,258
Edison Mission Energy
7.50%, 6/15/2013                                                                          175                                169
7.75%, 6/15/2016                                                                        1,000                                957
7.00%, 5/15/2017 (b)                                                                    1,675                              1,512
7.63%, 5/15/2027 (b)                                                                      850                                741
                                                                                                           ----------------------
                                                                                                                           4,637
                                                                                                           ----------------------
Electric - Integrated (0.92%)
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                        1,460                              1,431
8.50%, 10/ 1/2021                                                                       1,000                                952
                                                                                                           ----------------------
                                                                                                                           2,383
                                                                                                           ----------------------
Electronic Components - Miscellaneous (1.81%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                          500                                503
Flextronics International Ltd
6.50%, 5/15/2013                                                                        1,995                              1,865
NXP BV / NXP Funding LLC
8.11%, 10/15/2013 (c)                                                                   1,850                              1,725
7.88%, 10/15/2014                                                                         210                                194
9.50%, 10/15/2015                                                                         480                                417
                                                                                                           ----------------------
                                                                                                                           4,704
                                                                                                           ----------------------
Electronic Components - Semiconductors (0.93%)
Amkor Technology Inc
7.75%, 5/15/2013                                                                          700                                639
Conexant Systems Inc
9.11%, 11/15/2010 (c)                                                                     600                                603
Freescale Semiconductor Inc
9.13%, 12/15/2014 (b)                                                                     820                                723
9.24%, 12/15/2014 (b)(c)(d)                                                               500                                459
                                                                                                           ----------------------
                                                                                                                           2,424
                                                                                                           ----------------------
Electronics - Military (0.74%)
L-3 Communications Corp
7.63%, 6/15/2012                                                                          850                                854
6.13%, 7/15/2013                                                                          530                                493
6.38%, 10/15/2015                                                                         630                                580
                                                                                                           ----------------------
                                                                                                                           1,927
                                                                                                           ----------------------
Energy - Alternate Sources (0.34%)
Aventine Renewable Energy Holdings Inc
10.00%, 4/ 1/2017 (b)                                                                     500                                470
VeraSun Energy Corp
9.38%, 6/ 1/2017 (b)                                                                      450                                410
                                                                                                           ----------------------
                                                                                                                             880
                                                                                                           ----------------------
Finance - Auto Loans (5.00%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009                                                                          200                                192
7.38%, 10/28/2009                                                                         250                                241
9.75%, 9/15/2010 (c)                                                                    2,410                              2,434
7.38%, 2/ 1/2011                                                                          245                                229
8.11%, 1/13/2012 (c)                                                                      750                                716
9.81%, 4/15/2012 (c)                                                                      500                                517
7.80%, 6/ 1/2012                                                                        1,305                              1,243
8.00%, 12/15/2016                                                                       2,000                              1,843
GMAC LLC
6.88%, 9/15/2011                                                                        3,585                              3,334

Finance - Auto Loans
GMAC LLC (continued)
7.00%, 2/ 1/2012                                                                        1,915                              1,790
8.00%, 11/ 1/2031                                                                         500                                470
                                                                                                           ----------------------
                                                                                                                          13,009
                                                                                                           ----------------------
Finance - Investment Banker & Broker (0.27%)
E*Trade Financial Corp
8.00%, 6/15/2011                                                                          250                                255
7.38%, 9/15/2013                                                                          450                                452
                                                                                                           ----------------------
                                                                                                                             707
                                                                                                           ----------------------
Finance - Other Services (0.67%)
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012 (d)                                                                      950                                912
7.13%, 2/15/2013                                                                          877                                824
                                                                                                           ----------------------
                                                                                                                           1,736
                                                                                                           ----------------------
Food - Retail (0.27%)
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                         700                                714
                                                                                                           ----------------------

Funeral Services & Related Items (1.32%)
Service Corp International/US
7.38%, 10/ 1/2014                                                                         380                                370
6.75%, 4/ 1/2015 (b)                                                                      860                                791
7.00%, 6/15/2017                                                                        2,000                              1,820
7.50%, 4/ 1/2027 (b)                                                                      500                                445
                                                                                                           ----------------------
                                                                                                                           3,426
                                                                                                           ----------------------
Gambling (Non-Hotel) (0.33%)
Pokagon Gaming Authority
10.38%, 6/15/2014 (b)                                                                     605                                647
Shingle Springs Tribal Gaming Authority
9.38%, 6/15/2015 (b)                                                                      235                                220
                                                                                                           ----------------------
                                                                                                                             867
                                                                                                           ----------------------
Home Furnishings (0.23%)
Sealy Mattress Co
8.25%, 6/15/2014                                                                          600                                591
                                                                                                           ----------------------

Human Resources (0.51%)
TeamHealth Inc
11.25%, 12/ 1/2013                                                                      1,250                              1,325
                                                                                                           ----------------------

Independent Power Producer (1.76%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                        1,420                              1,370
7.38%, 2/ 1/2016                                                                        1,745                              1,684
7.38%, 1/15/2017                                                                          600                                579
Reliant Energy Inc
7.88%, 6/15/2017                                                                        1,000                                950
                                                                                                           ----------------------
                                                                                                                           4,583
                                                                                                           ----------------------
Industrial Automation & Robots (0.23%)
Intermec Inc
7.00%, 3/15/2008                                                                          600                                596
                                                                                                           ----------------------

Machinery - Farm (0.54%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                        1,350                              1,417
                                                                                                           ----------------------


Machinery - General Industry (0.16%)
Stewart & Stevenson LLC
10.00%, 7/15/2014 (b)                                                                     400                                412
                                                                                                           ----------------------

Machinery - Material Handling (0.21%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                         525                                543
                                                                                                           ----------------------

Medical - Biomedical/Gene (0.18%)
FMC Finance III SA
6.88%, 7/15/2017 (b)                                                                      500                                481
                                                                                                           ----------------------

Medical - Drugs (0.95%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)                                                                     750                                759
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013                                                                         860                                847
9.48%, 12/ 1/2013                                                                         250                                243
Valeant Pharmaceuticals International
7.00%, 12/15/2011                                                                         650                                617
                                                                                                           ----------------------
                                                                                                                           2,466
                                                                                                           ----------------------
Medical - Hospitals (2.33%)
Community Health Systems Inc
8.88%, 7/15/2015 (b)(f)                                                                 1,405                              1,365
HCA Inc
9.25%, 11/15/2016 (b)                                                                   2,790                              2,769
9.63%, 11/15/2016 (b)                                                                   1,040                              1,032
IASIS Healthcare LLC / IASIS Capital Co
8.75%, 6/15/2014                                                                          250                                240
Tenet Healthcare Corp
9.88%, 7/ 1/2014                                                                          750                                667
                                                                                                           ----------------------
                                                                                                                           6,073
                                                                                                           ----------------------
Medical - Outpatient & Home Medical Care (0.19%)
NMH Holdings Inc
12.49%, 6/15/2014 (b)(c)                                                                  500                                488
                                                                                                           ----------------------

Medical Products (0.37%)
Medical Services Co
12.86%, 10/15/2011 (c)                                                                  1,000                                960
                                                                                                           ----------------------

Metal - Diversified (0.76%)
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                                        1,040                              1,089
8.38%, 4/ 1/2017                                                                          835                                877
                                                                                                           ----------------------
                                                                                                                           1,966
                                                                                                           ----------------------
Metal Processors & Fabrication (0.53%)
Trimas Corp
9.88%, 6/15/2012 (d)                                                                      398                                396
Wolverine Tube Inc
10.50%, 4/ 1/2009                                                                       1,000                                980
                                                                                                           ----------------------
                                                                                                                           1,376
                                                                                                           ----------------------
Mining Services (0.18%)
Noranda Aluminium Acquisition Corp
9.36%, 5/15/2015 (b)(c)                                                                   500                                475
                                                                                                           ----------------------


Multimedia (0.87%)
CanWest MediaWorks Inc
8.00%, 9/15/2012                                                                          350                                336
CanWest MediaWorks LP
9.25%, 8/ 1/2015 (b)                                                                      500                                485
LBI Media Inc
8.50%, 8/ 1/2017 (b)(d)                                                                 1,500                              1,455
                                                                                                           ----------------------
                                                                                                                           2,276
                                                                                                           ----------------------
Music (0.60%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                        1,020                                913
WMG Holdings Corp
9.50%, 12/15/2014 (e)                                                                     905                                661
                                                                                                           ----------------------
                                                                                                                           1,574
                                                                                                           ----------------------
Non-Ferrous Metals (0.14%)
PNA Group Inc
10.75%, 9/ 1/2016 (b)                                                                     350                                375
                                                                                                           ----------------------

Non-Hazardous Waste Disposal (0.76%)
Allied Waste North America Inc
5.75%, 2/15/2011                                                                          570                                536
7.13%, 5/15/2016                                                                        1,000                                950
WCA Waste Corp
9.25%, 6/15/2014                                                                          500                                502
                                                                                                           ----------------------
                                                                                                                           1,988
                                                                                                           ----------------------
Oil - Field Services (0.50%)
Allis-Chalmers Energy Inc
9.00%, 1/15/2014                                                                          750                                743
Hanover Compressor Co
8.63%, 12/15/2010                                                                         521                                548
                                                                                                           ----------------------
                                                                                                                           1,291
                                                                                                           ----------------------
Oil & Gas Drilling (0.19%)
Pride International Inc
7.38%, 7/15/2014                                                                          500                                496
                                                                                                           ----------------------

Oil Company - Exploration & Production (5.18%)
Chesapeake Energy Corp
7.50%, 9/15/2013                                                                        1,855                              1,867
6.38%, 6/15/2015                                                                          690                                648
6.50%, 8/15/2017                                                                          750                                692
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                         575                                538
Denbury Resources Inc
7.50%, 12/15/2015                                                                         600                                576
Encore Acquisition Co
7.25%, 12/ 1/2017                                                                         750                                675
Energy XXI Gulf Coast Inc
10.00%, 6/15/2013 (b)                                                                     800                                744
Forest Oil Corp
7.75%, 5/ 1/2014                                                                          430                                425
7.25%, 6/15/2019 (b)                                                                      750                                699
Newfield Exploration Co
6.63%, 9/ 1/2014                                                                           65                                 62
PetroHawk Energy Corp
9.13%, 7/15/2013                                                                          400                                412
Petroquest Energy Inc
10.38%, 5/15/2012                                                                         700                                703

Oil Company - Exploration & Production
Plains Exploration & Production Co
7.75%, 6/15/2015                                                                          550                                514
Range Resources Corp
7.50%, 5/15/2016                                                                        1,000                                982
Sabine Pass LNG LP
7.25%, 11/30/2013 (b)                                                                     240                                229
7.50%, 11/30/2016 (b)                                                                   1,275                              1,211
Stone Energy Corp
8.11%, 7/15/2010 (b)(c)                                                                   600                                599
Swift Energy Co
7.63%, 7/15/2011                                                                        1,000                                985
7.13%, 6/ 1/2017                                                                        1,000                                925
                                                                                                           ----------------------
                                                                                                                          13,486
                                                                                                           ----------------------
Oil Field Machinery & Equipment (0.18%)
Complete Production Services Inc
8.00%, 12/15/2016                                                                         500                                480
                                                                                                           ----------------------

Paper & Related Products (1.43%)
Abitibi-Consolidated Inc
5.25%, 6/20/2008                                                                        1,000                                962
Bowater Inc
9.00%, 8/ 1/2009                                                                          335                                329
Cascades Inc
7.25%, 2/15/2013                                                                          500                                468
Georgia-Pacific Corp
7.13%, 1/15/2017 (b)                                                                      500                                460
Neenah Paper Inc
7.38%, 11/15/2014                                                                         500                                470
NewPage Corp
12.00%, 5/ 1/2013                                                                         500                                521
Verso Paper Holdings LLC and Verson Pap
11.38%, 8/ 1/2016 (b)                                                                     500                                510
                                                                                                           ----------------------
                                                                                                                           3,720
                                                                                                           ----------------------
Petrochemicals (0.38%)
Sterling Chemicals Inc
10.25%, 4/ 1/2015 (a)(b)                                                                1,000                                990
                                                                                                           ----------------------

Pharmacy Services (0.59%)
Omnicare Inc
6.88%, 12/15/2015                                                                       1,700                              1,534
                                                                                                           ----------------------

Physician Practice Management (0.75%)
US Oncology Inc
9.00%, 8/15/2012                                                                          900                                895
10.75%, 8/15/2014                                                                       1,050                              1,061
                                                                                                           ----------------------
                                                                                                                           1,956
                                                                                                           ----------------------
Pipelines (1.87%)
Dynegy - Roseton/Danskammer
7.67%, 11/ 8/2016                                                                         650                                637
Dynegy Holdings Inc
7.13%, 5/15/2018                                                                        1,000                                840
El Paso Corp
7.00%, 6/15/2017                                                                        1,250                              1,200
El Paso Natural Gas Co
8.38%, 6/15/2032                                                                          180                                208
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                          750                                679

Pipelines
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                                                          490                                435
Knight Inc
6.50%, 9/ 1/2012                                                                          925                                879
                                                                                                           ----------------------
                                                                                                                           4,878
                                                                                                           ----------------------
Poultry (0.40%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                          600                                612
8.38%, 5/ 1/2017 (d)                                                                      450                                428
                                                                                                           ----------------------
                                                                                                                           1,040
                                                                                                           ----------------------
Printing - Commercial (0.94%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                          600                                573
Quebecor World Inc
9.75%, 1/15/2015 (b)                                                                      750                                720
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                         500                                505
Valassis Communications Inc
8.25%, 3/ 1/2015 (b)                                                                      750                                637
                                                                                                           ----------------------
                                                                                                                           2,435
                                                                                                           ----------------------
Private Corrections (0.39%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                                        1,013                              1,013
                                                                                                           ----------------------

Property & Casualty Insurance (0.28%)
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017 (b)(f)                                                                   750                                720
                                                                                                           ----------------------

Publishing - Newspapers (0.15%)
Block Communications Inc
8.25%, 12/15/2015 (b)                                                                     385                                379
                                                                                                           ----------------------

Publishing - Periodicals (2.36%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                         770                                785
Dex Media Inc
0.00%, 11/15/2013 (c)(e)                                                                  650                                585
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                                                          370                                371
9.88%, 8/15/2013                                                                          320                                336
Idearc Inc
8.00%, 11/15/2016                                                                       2,965                              2,809
Reader's Digest Association Inc/The
9.00%, 2/15/2017 (b)                                                                    1,465                              1,253
                                                                                                           ----------------------
                                                                                                                           6,139
                                                                                                           ----------------------
Quarrying (0.31%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (c)(e)                                                                   800                                796
                                                                                                           ----------------------

Radio (0.60%)
CMP Susquehanna Corp
9.88%, 5/15/2014 (b)                                                                      780                                725
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                                          870                                831
                                                                                                           ----------------------
                                                                                                                           1,556
                                                                                                           ----------------------

Real Estate Management & Services (0.19%)
American Real Estate Partners LP
7.13%, 2/15/2013 (b)                                                                      513                                482
                                                                                                           ----------------------

Recycling (0.45%)
Aleris International Inc
9.00%, 12/15/2014 (b)                                                                     605                                566
10.00%, 12/15/2016 (b)                                                                    670                                599
                                                                                                           ----------------------
                                                                                                                           1,165
                                                                                                           ----------------------
REITS - Healthcare (0.60%)
Ventas Realty LP/Ventas Capital Corp
6.75%, 6/ 1/2010                                                                          560                                553
6.63%, 10/15/2014                                                                         220                                208
7.13%, 6/ 1/2015                                                                          380                                368
6.50%, 6/ 1/2016                                                                          240                                222
6.75%, 4/ 1/2017                                                                          240                                224
                                                                                                           ----------------------
                                                                                                                           1,575
                                                                                                           ----------------------
REITS - Hotels (0.24%)
Host Hotels & Resorts LP
6.88%, 11/ 1/2014                                                                         650                                627
                                                                                                           ----------------------

REITS - Mortgage (0.19%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                                          500                                484
                                                                                                           ----------------------

Rental - Auto & Equipment (0.35%)
United Rentals North America Inc
6.50%, 2/15/2012                                                                          900                                900
                                                                                                           ----------------------

Retail - Apparel & Shoe (0.27%)
Claire's Stores Inc
9.63%, 6/ 1/2015 (b)                                                                      135                                111
Payless Shoesource Inc
8.25%, 8/ 1/2013                                                                          600                                582
                                                                                                           ----------------------
                                                                                                                             693
                                                                                                           ----------------------
Retail - Auto Parts (0.18%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                                                         500                                478
                                                                                                           ----------------------

Retail - Automobile (0.95%)
AutoNation Inc
7.36%, 4/15/2013 (c)                                                                      750                                697
Group 1 Automotive Inc
8.25%, 8/15/2013                                                                          375                                377
Penske Auto Group Inc
7.75%, 12/15/2016                                                                         750                                720
Sonic Automotive Inc
8.63%, 8/15/2013                                                                          675                                670
                                                                                                           ----------------------
                                                                                                                           2,464
                                                                                                           ----------------------
Retail - Computer Equipment (0.35%)
GSC Holdings Corp
8.00%, 10/ 1/2012                                                                         910                                920
                                                                                                           ----------------------

Retail - Drug Store (0.95%)
Rite Aid Corp
8.13%, 5/ 1/2010                                                                          700                                696
8.63%, 3/ 1/2015                                                                          250                                215

Retail - Drug Store
Rite Aid Corp (continued)
9.38%, 12/15/2015 (b)                                                                     500                                445
7.50%, 3/ 1/2017                                                                        1,000                                918
9.50%, 6/15/2017 (b)                                                                      210                                186
                                                                                                           ----------------------
                                                                                                                           2,460
                                                                                                           ----------------------
Retail - Propane Distribution (1.58%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                        1,625                              1,520
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.13%, 5/20/2016                                                                          485                                449
Ferrellgas Partners LP
8.75%, 6/15/2012                                                                          525                                522
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                         525                                488
8.25%, 3/ 1/2016                                                                          250                                250
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013                                                                         950                                874
                                                                                                           ----------------------
                                                                                                                           4,103
                                                                                                           ----------------------
Retail - Regional Department Store (0.14%)
Bon-Ton Stores Inc/The
10.25%, 3/15/2014                                                                         415                                374
                                                                                                           ----------------------

Retail - Restaurants (0.34%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                         600                                579
OSI Restaurant Partners Inc
10.00%, 6/15/2015 (b)                                                                     340                                296
                                                                                                           ----------------------
                                                                                                                             875
                                                                                                           ----------------------
Rubber - Tires (0.25%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011 (b)                                                                     175                                178
9.00%, 7/ 1/2015                                                                          450                                461
                                                                                                           ----------------------
                                                                                                                             639
                                                                                                           ----------------------
Satellite Telecommunications (0.62%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016                                                                          700                                714
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                                                      900                                896
                                                                                                           ----------------------
                                                                                                                           1,610
                                                                                                           ----------------------
Schools (0.57%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (b)                                                                    1,610                              1,481
                                                                                                           ----------------------

Seismic Data Collection (0.35%)
Cie Generale de Geophysique-Veritas
7.75%, 5/15/2017 (d)                                                                      600                                585
Seitel Inc
9.75%, 2/15/2014 (b)                                                                      350                                327
                                                                                                           ----------------------
                                                                                                                             912
                                                                                                           ----------------------
Semiconductor Equipment (0.63%)
MagnaChip Semiconductor SA / MagnaChip
6.88%, 12/15/2011                                                                       1,000                                785
8.61%, 12/15/2011 (c)                                                                   1,000                                855
                                                                                                           ----------------------
                                                                                                                           1,640
                                                                                                           ----------------------

Special Purpose Entity (2.24%)
Altra Industrial Motion Inc
9.00%, 12/ 1/2011 (b)                                                                     650                                663
Chukchansi Economic Development Authority
8.00%, 11/15/2013 (b)                                                                     600                                600
Hexion US Finance Corp/Hexion Nova Scot
9.75%, 11/15/2014                                                                         755                                808
KAR Holdings Inc
9.36%, 5/ 1/2014 (b)(c)                                                                   425                                383
10.00%, 5/ 1/2015 (b)                                                                     490                                431
Milacron Escrow Corp
11.50%, 5/15/2011                                                                         285                                266
Regency Energy Partners
8.38%, 12/15/2013 (b)                                                                   1,125                              1,159
Universal City Development Partners
11.75%, 4/ 1/2010                                                                       1,000                              1,050
Vanguard Health Holding Co II LLC
9.00%, 10/ 1/2014                                                                         500                                465
                                                                                                           ----------------------
                                                                                                                           5,825
                                                                                                           ----------------------
Steel - Producers (0.76%)
AK Steel Corp
7.75%, 6/15/2012                                                                          500                                495
Claymont Steel Inc
8.88%, 2/15/2015 (b)                                                                      500                                480
Metals USA Holdings Corp
11.36%, 7/ 1/2012 (a)(b)(c)                                                             1,100                              1,012
                                                                                                           ----------------------
                                                                                                                           1,987
                                                                                                           ----------------------
Steel - Specialty (0.24%)
Tube City IMS Corp
9.75%, 2/ 1/2015                                                                          650                                632
                                                                                                           ----------------------

Telecommunication Services (2.06%)
Insight Midwest LP/Insight Capital Inc
9.75%, 10/ 1/2009                                                                         236                                235
MasTec Inc
7.63%, 2/ 1/2017                                                                          700                                690
Nordic Telephone Co Holdings ApS
8.88%, 5/ 1/2016 (b)                                                                      485                                480
Qwest Corp
7.88%, 9/ 1/2011                                                                          380                                386
8.88%, 3/15/2012 (c)                                                                    1,050                              1,104
7.50%, 10/ 1/2014                                                                         725                                711
Telcordia Technologies Inc
9.11%, 7/15/2012 (b)(c)                                                                 1,000                                890
West Corp
9.50%, 10/15/2014                                                                         900                                877
                                                                                                           ----------------------
                                                                                                                           5,373
                                                                                                           ----------------------
Telephone - Integrated (1.43%)
Citizens Communications Co
6.25%, 1/15/2013                                                                          750                                689
6.63%, 3/15/2015                                                                          415                                373
7.13%, 3/15/2019                                                                          230                                208
Level 3 Financing Inc
9.25%, 11/ 1/2014                                                                       1,250                              1,194
Windstream Corp
8.13%, 8/ 1/2013                                                                          425                                430
8.63%, 8/ 1/2016                                                                          810                                820
                                                                                                           ----------------------
                                                                                                                           3,714
                                                                                                           ----------------------

Television (1.74%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                         500                                488
LIN Television Corp
6.50%, 5/15/2013                                                                        1,620                              1,559
Univision Communications Inc
9.75%, 3/15/2015 (b)(d)                                                                 1,435                              1,306
Videotron Ltee
6.88%, 1/15/2014                                                                          925                                865
Young Broadcasting Inc
8.75%, 1/15/2014                                                                          365                                308
                                                                                                           ----------------------
                                                                                                                           4,526
                                                                                                           ----------------------
Theaters (0.60%)
AMC Entertainment
11.00%, 2/ 1/2016                                                                         300                                310
AMC Entertainment Inc
8.63%, 8/15/2012                                                                          780                                797
Cinemark Inc
0.00%, 3/15/2014 (c)(e)                                                                   500                                450
                                                                                                           ----------------------
                                                                                                                           1,557
                                                                                                           ----------------------
Transport - Rail (0.47%)
Kansas City Southern de Mexico SA de CV
9.38%, 5/ 1/2012                                                                          785                                828
7.63%, 12/ 1/2013 (b)                                                                     175                                175
7.38%, 6/ 1/2014 (b)                                                                      220                                214
                                                                                                           ----------------------
                                                                                                                           1,217
                                                                                                           ----------------------
Transport - Services (0.46%)
Bristow Group Inc
7.50%, 9/15/2017                                                                          500                                495
PHI Inc
7.13%, 4/15/2013                                                                          750                                694
                                                                                                           ----------------------
                                                                                                                           1,189
                                                                                                           ----------------------
Travel Services (0.21%)
Travelport LLC
9.88%, 9/ 1/2014                                                                          550                                558
                                                                                                           ----------------------

Venture Capital (0.41%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                        1,175                              1,069
                                                                                                           ----------------------

Vitamins & Nutrition Products (0.19%)
NBTY Inc
7.13%, 10/ 1/2015                                                                         500                                485
                                                                                                           ----------------------

Wire & Cable Products (0.50%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (b)                                                                     550                                572
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                          735                                728
                                                                                                           ----------------------
                                                                                                                           1,300
                                                                                                           ----------------------
TOTAL BONDS                                                                                             $                239,086
                                                                                                           ----------------------

MONEY MARKET FUNDS (2.86%)
Money Center Banks (2.86%)
BNY Institutional Cash Reserve Fund (g)                                                 7,428                              7,428
                                                                                                           ----------------------
TOTAL MONEY MARKET FUNDS                                                                                $                  7,428
                                                                                                           ----------------------
Total Investments                                                                                       $                246,514
Other Assets in Excess of Liabilities, Net - 5.25%                                                                        13,666
                                                                                                           ----------------------
TOTAL NET ASSETS - 100.00%                                                                              $                260,180
                                                                                                           ======================
                                                                                                           ----------------------

                                                                                                           ======================

(a) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,253 or 1.25% of net assets.

(b)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the value of these  securities  totaled  $51,904  or 19.95% of net assets.


(c)  Variable Rate

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Non-Income  Producing  Security

(f) Security  purchased on a when-issued  basis.

(g)  Security was purchased with the cash proceeds from securities loans.




Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                         $                    524
Unrealized Depreciation                                                          (7,754)
                                                                   ----------------------
Net Unrealized Appreciation (Depreciation)                                       (7,230)
Cost for federal income tax purposes                                             253,744
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ ----------------------
Sector                                                                     Percent
------------------------------------------------------------ ----------------------
Communications                                                              17.27%
Industrial                                                                  13.95%
Consumer, Non-cyclical                                                      13.33%
Consumer, Cyclical                                                          13.13%
Financial                                                                   12.94%
Energy                                                                       9.63%
Basic Materials                                                              7.68%
Utilities                                                                    4.46%
Technology                                                                   2.01%
Diversified                                                                  0.35%
Other Assets in Excess of Liabilities, Net                                   5.25%
                                                             ----------------------
TOTAL NET ASSETS                                                           100.00%
                                                             ======================





Schedule of Investments

July 31, 2007 (unaudited)
High Yield Fund II



                                                                       Shares Held                       Value (000's)
COMMON STOCKS (5.88%)
Applications Software (0.18%)
Jingwei International Ltd (a)                                                   400,000           $                  2,800
                                                                                                     ----------------------

Auto - Medium & Heavy Duty Trucks (1.29%)
New Flyer Industries Inc                                                      1,951,400                             20,341
                                                                                                     ----------------------

Building - Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (a)(b)                                        56,100                              3,171
                                                                                                     ----------------------

Cable TV (0.68%)
Time Warner Cable Inc (a)                                                       279,532                             10,684
                                                                                                     ----------------------

Food - Dairy Products (0.19%)
American Dairy Inc (a)(b)                                                       161,200                              2,995
                                                                                                     ----------------------

Food - Miscellaneous/Diversified (0.70%)
B&G Foods Inc                                                                   371,500                              7,839
Zhongpin Inc (a)(b)                                                             311,500                              3,239
                                                                                                     ----------------------
                                                                                                                    11,078
                                                                                                     ----------------------
Medical - Biomedical/Gene (0.19%)
American Oriental Bioengineering Inc (a)(b)                                     422,600                              3,043
                                                                                                     ----------------------

REITS - Healthcare (1.17%)
Health Care REIT Inc (b)                                                        210,000                              7,709
Omega Healthcare Investors Inc (b)                                              835,900                             10,808
                                                                                                     ----------------------
                                                                                                                    18,517
                                                                                                     ----------------------
Satellite Telecommunications (0.04%)
ICO Global Communications Holdings Ltd (a)(b)                                   189,757                                607
                                                                                                     ----------------------

Special Purpose Entity (0.07%)
Adelphia Recovery Trust (a)(c)                                                2,437,336                                439
Adelphia Recovery Trust (a)                                                   5,641,292                                507
Neoview Holdings Inc - Warrants (a)(c)(d)                                       120,000                                120
                                                                                                     ----------------------
                                                                                                                     1,066
                                                                                                     ----------------------
Therapeutics (0.00%)
Vion Pharmaceuticals Inc - Warrants (a)(c)                                      130,000                                 30
                                                                                                     ----------------------

Transport - Marine (0.45%)
Teekay LNG Partners LP (b)                                                      202,000                              7,161
                                                                                                     ----------------------

Transport - Services (0.72%)
Student Transportation of America Inc (a)                                       968,000                             11,393
                                                                                                     ----------------------
TOTAL COMMON STOCKS                                                                               $                 92,886
                                                                                                     ----------------------
CONVERTIBLE PREFERRED STOCKS (1.79%)
Reinsurance (0.59%)
Aspen Insurance Holdings Ltd                                                    177,000                              9,415
                                                                                                     ----------------------


Wireless Equipment (1.20%)
Crown Castle International Corp (a)                                             329,000                             18,917
                                                                                                     ----------------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                                $                 28,332
                                                                                                     ----------------------
                                                                        Principal
                                                                     Amount (000's)                      Value (000's)
BONDS (81.33%)
Agricultural Operations (1.08%)
Southern States Cooperative Inc
10.50%, 11/ 1/2010 (d)(e)                                                        16,500                             16,995
                                                                                                     ----------------------

Applications Software (1.11%)
SS&C Technologies Inc
11.75%, 12/ 1/2013 (b)                                                           16,000                             17,600
                                                                                                     ----------------------

Auto - Medium & Heavy Duty Trucks (0.68%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (c)(e)                                                         10,000                             10,780
                                                                                                     ----------------------

Auto/Truck Parts & Equipment - Original (1.56%)
Accuride Corp
8.50%, 2/ 1/2015 (b)                                                             26,000                             24,700
                                                                                                     ----------------------

Beverages - Wine & Spirits (1.02%)
Beverages & More Inc
9.25%, 3/ 1/2012 (e)                                                             16,500                             16,170
                                                                                                     ----------------------

Cable TV (0.16%)
Adelphia Communications Corp
0.00%, 6/15/2011 (a)                                                              5,650                              1,893
Frontiervision
0.00%, 10/15/2006 (a)                                                             7,250                                562
0.00%, 9/15/2007 (a)(c)                                                           9,250                                  -
                                                                                                     ----------------------
                                                                                                                     2,455
                                                                                                     ----------------------
Casino Hotels (1.52%)
MGM Mirage
6.00%, 10/ 1/2009                                                                24,500                             24,010
                                                                                                     ----------------------

Casino Services (1.22%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012 (b)                                                             19,250                             19,250
                                                                                                     ----------------------

Chemicals - Diversified (0.02%)
Equistar Chemicals LP/Equistar Funding
10.13%, 9/ 1/2008                                                                   228                                236
                                                                                                     ----------------------

Containers - Metal & Glass (1.49%)
Crown Americas LLC / Crown Americas Cap
7.75%, 11/15/2015                                                                 9,500                              9,357
Crown Cork & Seal Co Inc
8.00%, 4/15/2023                                                                  5,500                              5,005
7.38%, 12/15/2026                                                                10,500                              9,240
                                                                                                     ----------------------
                                                                                                                    23,602
                                                                                                     ----------------------
Containers - Paper & Plastic (1.35%)
Graphic Packaging International Corp
8.50%, 8/15/2011                                                                 21,500                             21,339
                                                                                                     ----------------------


Cruise Lines (1.59%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                                 14,000                             14,721
7.25%, 3/15/2018 (b)                                                             11,000                             10,331
                                                                                                     ----------------------
                                                                                                                    25,052
                                                                                                     ----------------------
Dialysis Centers (1.99%)
DaVita Inc
6.63%, 3/15/2013 (b)                                                             33,000                             31,515
                                                                                                     ----------------------

Diversified Operations & Commercial Services (1.91%)
Aramark Corp
8.50%, 2/ 1/2015 (b)(e)                                                          32,000                             30,160
                                                                                                     ----------------------

Electric - Integrated (5.89%)
CILCORP INC
9.38%, 10/15/2029 (b)                                                             3,000                              3,312
Commonwealth Edison Co
6.15%, 3/15/2012                                                                 17,500                             17,756
6.95%, 7/15/2018                                                                 10,000                              9,825
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                                                 20,000                             18,735
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                                30,500                             29,051
Sierra Pacific Resources
6.75%, 8/15/2017                                                                 15,500                             14,449
                                                                                                     ----------------------
                                                                                                                    93,128
                                                                                                     ----------------------
Electronics - Military (1.88%)
L-3 Communications Corp
5.88%, 1/15/2015                                                                 19,000                             17,290
6.38%, 10/15/2015                                                                13,500                             12,420
                                                                                                     ----------------------
                                                                                                                    29,710
                                                                                                     ----------------------
Finance - Leasing Company (0.11%)
DVI Inc
0.00%, 2/ 1/2004 (a)(c)(d)                                                        6,850                                754
9.88%, 2/ 1/2004 (a)(c)(d)                                                        8,575                                943
                                                                                                     ----------------------
                                                                                                                     1,697
                                                                                                     ----------------------
Food - Miscellaneous/Diversified (0.55%)
B&G Foods Inc
8.00%, 10/ 1/2011                                                                 9,000                              8,730
                                                                                                     ----------------------

Independent Power Producer (0.64%)
Reliant Energy Inc
6.75%, 12/15/2014                                                                10,250                             10,096
                                                                                                     ----------------------

Leisure & Recreation Products (0.04%)
K2 Inc
7.38%, 7/ 1/2014 (b)                                                                615                                646
                                                                                                     ----------------------

Machinery - Farm (0.04%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                    615                                646
                                                                                                     ----------------------

Medical - Drugs (1.44%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011                                                                16,000                             15,440
8.88%, 12/ 1/2013                                                                 7,500                              7,387
                                                                                                     ----------------------
                                                                                                                    22,827
                                                                                                     ----------------------

Medical - Hospitals (5.46%)
HCA Inc
6.50%, 2/15/2016 (b)                                                             10,000                              7,700
9.25%, 11/15/2016 (e)                                                             8,000                              7,940
7.50%, 11/ 6/2033 (b)                                                            16,000                             12,160
IASIS Healthcare LLC / IASIS Capital Co
8.75%, 6/15/2014                                                                 29,750                             28,560
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (b)(f)                                                          35,000                             29,925
Triad Hospitals Inc
7.00%, 11/15/2013                                                                     1                                  1
                                                                                                     ----------------------
                                                                                                                    86,286
                                                                                                     ----------------------
Metal - Aluminum (0.00%)
Novelis Inc
7.25%, 2/15/2015                                                                      1                                  1
                                                                                                     ----------------------

MRI - Medical Diagnostic Imaging (1.87%)
Alliance Imaging Inc
7.25%, 12/15/2012 (b)                                                            31,500                             29,610
                                                                                                     ----------------------

Multimedia (0.04%)
CanWest MediaWorks Inc
8.00%, 9/15/2012 (b)                                                                615                                590
                                                                                                     ----------------------

Non-Hazardous Waste Disposal (1.97%)
Allied Waste North America Inc
7.88%, 4/15/2013 (b)                                                             14,000                             13,860
6.88%, 6/ 1/2017                                                                 18,500                             17,205
                                                                                                     ----------------------
                                                                                                                    31,065
                                                                                                     ----------------------
Oil - Field Services (1.53%)
Hanover Compressor Co
8.63%, 12/15/2010                                                                14,750                             15,524
7.50%, 4/15/2013                                                                  8,000                              8,680
                                                                                                     ----------------------
                                                                                                                    24,204
                                                                                                     ----------------------
Oil Company - Exploration & Production (1.98%)
Chesapeake Energy Corp
6.88%, 1/15/2016                                                                 14,000                             13,335
6.50%, 8/15/2017 (b)                                                             19,500                             17,989
El Paso Production Holding Co
7.75%, 6/ 1/2013                                                                      1                                  1
                                                                                                     ----------------------
                                                                                                                    31,325
                                                                                                     ----------------------
Oil Refining & Marketing (2.00%)
Tesoro Corp
6.63%, 11/ 1/2015                                                                33,000                             31,680
                                                                                                     ----------------------

Pharmacy Services (0.74%)
Omnicare Inc
6.88%, 12/15/2015                                                                13,000                             11,732
                                                                                                     ----------------------

Physical Therapy & Rehabilitation Centers (1.92%)
Healthsouth Corp
10.75%, 6/15/2016 (b)                                                            30,000                             30,300
                                                                                                     ----------------------

Pipelines (3.70%)
Dynegy Holdings Inc
8.38%, 5/ 1/2016                                                                 30,000                             27,900

Pipelines
El Paso Natural Gas Co
8.38%, 6/15/2032                                                                 12,500                             14,467
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (c)(d)                                                          7,667                              7,801
Energy Maintenance Services Group LLC - Rights
0.00%, 3/ 1/2014 (a)(c)(d)                                                            2                                  -
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                                  7,500                              8,349
                                                                                                     ----------------------
                                                                                                                    58,517
                                                                                                     ----------------------
Publishing - Periodicals (2.05%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/ 1/2014 (e)                                                            31,500                             31,815
Primedia Inc
8.00%, 5/15/2013 (b)                                                                615                                647
                                                                                                     ----------------------
                                                                                                                    32,462
                                                                                                     ----------------------
Radio (1.57%)
Sirius Satellite Radio Inc
9.63%, 8/ 1/2013 (b)                                                             26,000                             24,830
                                                                                                     ----------------------

REITS - Healthcare (0.48%)
Omega Healthcare Investors Inc
7.00%, 4/ 1/2014                                                                  8,000                              7,640
                                                                                                     ----------------------

Retail - Automobile (0.41%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                                                  6,750                              6,480
                                                                                                     ----------------------

Retail - Regional Department Store (3.10%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (b)                                                           29,000                             30,522
                                                                                                     ----------------------

Retail - Sporting Goods (1.14%)
Remington Arms Co Inc
10.50%, 2/ 1/2011 (b)                                                            18,500                             17,945
                                                                                                     ----------------------

Retail - Video Rental (1.98%)
Blockbuster Inc
9.00%, 9/ 1/2012 (b)(f)                                                          37,500                             31,219
                                                                                                     ----------------------

Rubber - Tires (0.01%)
Goodyear Tire & Rubber Co/The
9.00%, 7/ 1/2015                                                                    197                                202
                                                                                                     ----------------------

Sovereign (3.09%)
Brazilian Government International Bond
12.50%, 1/ 5/2016                                                                25,400                             15,847
Federative Republic of Brazil
12.50%, 1/ 5/2022                                                                10,000                              6,368
Mexican Bonos
8.00%, 12/19/2013                                                               288,474                             26,624
                                                                                                     ----------------------
                                                                                                                    48,839
                                                                                                     ----------------------
Special Purpose Entity (14.91%)
CCM Merger Inc
8.00%, 8/ 1/2013 (b)(e)                                                          24,000                             23,640
CDX North America High Yield
8.63%, 6/29/2011 (e)                                                             22,275                             22,804
8.38%, 12/29/2011 (b)(e)                                                         67,500                             64,462
Special Purpose Entity
CDX North America High Yield (continued)
7.63%, 6/29/2012 (b)(e)                                                          67,000                             60,133
ISA Capital do Brasil SA
8.80%, 1/30/2017 (b)(e)                                                          12,500                             12,594
TRAINS HY-1-2006
7.55%, 5/ 1/2016 (a)(b)(e)                                                       49,815                             47,836
UCI Holdco Inc
12.36%, 12/15/2013 (e)(f)                                                         4,244                              4,223
                                                                                                     ----------------------
                                                                                                                   235,692
                                                                                                     ----------------------
Telecommunication Services (1.16%)
Qwest Corp
8.88%, 3/15/2012 (f)                                                             17,500                             18,397
                                                                                                     ----------------------

Television (0.02%)
Sinclair Broadcast Group Inc
8.00%, 3/15/2012                                                                    347                                347
                                                                                                     ----------------------

Therapeutics (0.14%)
Vion Pharmaceuticals Inc
7.75%, 2/15/2012 (e)                                                              2,500                              2,144
                                                                                                     ----------------------

Transactional Software (0.92%)
Open Solutions Inc
9.75%, 2/ 1/2015 (e)                                                             15,000                             14,475
                                                                                                     ----------------------

Transport - Marine (1.27%)
Britannia Bulk PLC
11.00%, 12/ 1/2011                                                               20,000                             20,000
                                                                                                     ----------------------

Transport - Services (0.58%)
Trailer Bridge Inc
9.25%, 11/15/2011                                                                 9,000                              9,191
                                                                                                     ----------------------

BONDS (81.33%)
Retail - Regional Department Store (3.10%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (a)                                                           123,000                             18,428
                                                                                                     ----------------------
TOTAL BONDS                                                                                       $              1,285,467
                                                                                                     ----------------------
CONVERTIBLE BONDS (6.33%)
Agricultural Chemicals (1.18%)
Sinofert Holdings Ltd
0.00%, 8/ 7/2011 (a)                                                             96,000                             18,669
                                                                                                     ----------------------

Food - Miscellaneous/Diversified (0.85%)
FU JI Food and Catering
0.00%, 11/ 9/2009 (a)                                                            79,500                             13,406
                                                                                                     ----------------------

Oil - Field Services (0.49%)
Hanover Compressor Co
4.75%, 3/15/2008                                                                  7,950                              7,791
                                                                                                     ----------------------

Pharmacy Services (1.06%)
Omnicare Inc
6.13%, 6/ 1/2013                                                                 12,350                             11,084
3.25%, 12/15/2035                                                                 7,000                              5,644
                                                                                                     ----------------------
                                                                                                                    16,728
                                                                                                     ----------------------

Semiconductor Component - Integrated Circuits (0.72%)
Jazz Technologies Inc
8.00%, 12/31/2011 (e)                                                            13,500                             11,458
                                                                                                     ----------------------

Therapeutics (2.03%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010                                                                  5,000                              2,900
CV Therapeutics Inc
3.25%, 8/16/2013                                                                 14,500                             11,926
2.00%, 5/16/2023 (b)                                                             19,500                             17,209
                                                                                                     ----------------------
                                                                                                                    32,035
                                                                                                     ----------------------
TOTAL CONVERTIBLE BONDS                                                                           $                100,087
                                                                                                     ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (3.41%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.13%)
5.00%, 6/ 1/2037                                                                 35,942                             33,712
                                                                                                     ----------------------

U.S. Treasury (1.28%)
4.88%, 6/30/2012 (b)                                                             20,000                             20,231
                                                                                                     ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                             $                 53,943
                                                                                                     ----------------------
MONEY MARKET FUNDS (19.77%)
Money Center Banks (19.77%)
BNY Institutional Cash Reserve Fund (g)                                         312,434                            312,434
                                                                                                     ----------------------
TOTAL MONEY MARKET FUNDS                                                                          $                312,434
                                                                                                     ----------------------
Total Investments                                                                                 $              1,873,149
Liabilities in Excess of Other Assets, Net - (18.51)%                                                            (292,533)
                                                                                                     ----------------------
TOTAL NET ASSETS - 100.00%                                                                        $              1,580,616
                                                                                                     ======================
                                                                                                     ----------------------

                                                                                                     ======================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20,867 or 1.32% of net assets.

(d)  Security is Illiquid

(e)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the value of these  securities  totaled  $377,629 or 23.89% of net assets.

(f)  Variable Rate

(g)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                        $                 46,659
Unrealized Depreciation                                                        (76,371)
                                                                  ----------------------
Net Unrealized Appreciation (Depreciation)                                     (29,712)
Cost for federal income tax purposes                                          1,902,861
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ ---------- ----------------------
Sector                                                                                Percent
------------------------------------------------------------ ---------- ----------------------
Financial                                                                              37.10%
Consumer, Non-cyclical                                                                 23.14%
Consumer, Cyclical                                                                     14.73%
Industrial                                                                              9.75%
Energy                                                                                  9.71%
Communications                                                                          6.92%
Utilities                                                                               6.53%
Government                                                                              4.37%
Technology                                                                              2.93%
Mortgage Securities                                                                     2.13%
Basic Materials                                                                         1.20%
Liabilities in Excess of Other Assets, Net                                          (-18.51%)
                                                                        ----------------------
TOTAL NET ASSETS                                                                      100.00%
                                                                        ======================




Affiliated Securities

                           October 31, 2006     Purchases                     Sales                July 31, 2007
                         -------------------------------------------------------------------   -------------------------
                          Shares                  Cost (000)                  Shares                Cost (000)               Shares
                         ----------------        -------------------------------------        ----------------------  -------------
New Flyer Industries Inc   1,101,400          $                  8,544        850,000      $                  6,643         -      $
                                                 ----------------------                       ----------------------
                                              $                  8,544                     $                  6,643                $
                                                 ======================                       ======================


                                  Income Distribution from         Realized Gain/Loss                 Realized Gain/Loss from
                                 Other Investment Companies          on Investments                 Other Investment Companies
                                            000's                         000's                                          000's
                              ------------------             -----------------             ----------------------------------

New Flyer Industries Inc   $                803           $                 -           $                                  -
                              ------------------             -----------------             ----------------------------------
                           $                803           $                 -           $                                  -
                              ==================             =================             ==================================




-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
Schedule of Investments
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
July 31, 2007 (unaudited)
-------------------------------------------------------
-------------------------------------------------------
Income Fund


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Shares Held                 Value (000's)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.27%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cable TV (0.26%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable Inc (a)                                                              80,164               $        3,064
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Purpose Entity (0.01%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Adelphia Recovery Trust (a)(b)                                                        658,740                          118
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                         $        3,182
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Principal
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Amount (000's)               Value (000's)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
BONDS (60.04%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense (0.30%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.75%, 5/ 1/2026                                                                        3,000                        3,555
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cable TV (1.87%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.20%, 11/15/2008                                                                         550                          555
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.13%, 6/15/2013                                                                        7,000                        7,400
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Holdings LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 8/ 1/2013                                                                        2,000                        2,180
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
COX Communications Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.75%, 3/15/2011                                                                        8,000                        8,246
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.45%, 12/ 1/2036 (c)                                                                   4,000                        3,799
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Frontiervision
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0.00%, 10/15/2006 (a)                                                                   2,000                          155
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0.00%, 9/15/2007 (a)(b)                                                                 2,500                            -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,335
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Casino Hotels (1.17%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 9/ 1/2009                                                                        1,500                        1,522
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 6/ 1/2016                                                                        6,000                        4,410
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
10.25%, 8/ 1/2007                                                                       3,000                        3,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.00%, 11/15/2036                                                                       5,000                        5,063
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,995
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Casino Services (1.00%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OED Corp / DIAMOND JO LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.75%, 4/15/2012 (d)                                                                   12,000                       12,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications (0.70%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.75%, 2/15/2010                                                                        8,000                        8,402
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks (0.91%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
US Bank NA/Cincinnati OH
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.38%, 8/ 1/2011                                                                        5,000                        5,173
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.95%, 10/30/2014                                                                       6,000                        5,706
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,879
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Containers - Paper & Plastic (0.33%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.63%, 7/15/2013 (c)                                                                    4,000                        3,967
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cruise Lines (0.99%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.75%, 2/ 2/2011                                                                        4,000                        4,206
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.88%, 12/ 1/2013                                                                       6,000                        5,726
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.25%, 3/15/2018 (d)                                                                    2,000                        1,878
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,810
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Electric - Integrated (10.73%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Arizona Public Service Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 3/ 1/2012                                                                        5,000                        5,138
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 3/15/2013                                                                       10,000                        9,563
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Florida Power Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.90%, 3/ 1/2033                                                                        8,000                        7,767
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Illinois Power Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 6/15/2009                                                                        9,000                        9,129
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Edison Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.95%, 3/15/2013                                                                        7,000                        6,707
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.50%, 10/ 1/2021                                                                      15,000                       14,288
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.15%, 3/ 1/2013                                                                        5,000                        5,064
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.40%, 7/15/2014                                                                        5,000                        4,786
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.25%, 9/15/2017 (d)                                                                    2,000                        1,842
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ohio Edison Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.45%, 5/ 1/2015                                                                        5,000                        4,869
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ohio Power Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 2/15/2013                                                                        5,000                        4,940
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2007                                                                        1,000                          999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.00%, 9/ 1/2022                                                                       11,000                       11,495
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.20%, 3/ 1/2011                                                                       10,250                        9,822
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Pacificorp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.95%, 8/15/2014                                                                        7,500                        7,189
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.25%, 6/15/2035                                                                        5,000                        4,358
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.40%, 11/ 1/2011                                                                       5,000                        5,120
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Public Service Co of New Mexico
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.40%, 9/15/2008                                                                        2,000                        1,978
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Southwestern Electric Power Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.38%, 4/15/2015                                                                        6,500                        6,320
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.25%, 1/15/2009                                                                        6,845                        6,909
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   128,283
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Electronics - Military (0.10%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Loral Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.63%, 6/15/2025                                                                        1,000                        1,153
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Commercial (0.70%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CIT Group Holdings Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.40%, 1/30/2016                                                                        7,000                        6,473
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 2/ 1/2015                                                                        2,000                        1,829
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,302
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Consumer Loans (0.54%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.63%, 5/15/2009                                                                        6,500                        6,443
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Credit Card (0.63%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FIA Card Services NA
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.13%, 11/15/2012                                                                       5,000                        5,355
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 3/15/2012                                                                        2,000                        2,162
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,517
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Investment Banker & Broker (5.99%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.85%, 8/ 2/2016 (d)                                                                   12,000                       12,016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc/The
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.60%, 1/15/2012                                                                       10,000                       10,340
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.35%, 1/15/2016                                                                        2,000                        1,894
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Jefferies Group Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.75%, 3/15/2012                                                                        7,500                        8,029
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.25%, 1/15/2036                                                                        5,000                        4,580
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.13%, 9/15/2014                                                                       12,000                       11,431
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 2/17/2009                                                                        5,000                        5,039
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 1/15/2015                                                                        3,000                        2,819
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 7/15/2018                                                                        2,000                        2,066
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.75%, 6/ 1/2028                                                                        2,000                        1,996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.75%, 4/ 1/2014                                                                        5,000                        4,688
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.25%, 8/ 9/2026                                                                        7,000                        6,685
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    71,583
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Leasing Company (0.08%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
DVI Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0.00%, 2/ 1/2004 (a)(b)(e)                                                                400                           44
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.88%, 2/ 1/2004 (a)(b)(e)                                                              8,125                          894
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       938
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Finance - Other Services (0.86%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SB Treasury Co LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.40%, 12/29/2049 (c)(f)                                                               10,000                       10,331
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified (0.90%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Corn Products International Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.45%, 8/15/2009                                                                       10,200                       10,745
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Food - Retail (0.86%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fred Meyer Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.45%, 3/ 1/2008                                                                        5,000                        5,053
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 9/15/2009                                                                        5,000                        5,202
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,255
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Forestry (0.12%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.38%, 3/15/2032                                                                        1,500                        1,481
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Gas - Distribution (0.77%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 2/ 1/2013                                                                        9,000                        9,167
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investment Management & Advisory Services (0.25%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.75%, 7/ 2/2008                                                                        3,000                        3,019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs (0.51%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.75%, 11/15/2011                                                                       6,250                        6,031
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Medical - Hospitals (1.46%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
HCA Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.25%, 11/15/2016 (c)                                                                   6,000                        5,955
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 11/ 6/2033 (d)                                                                   1,700                        1,292
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.38%, 12/ 1/2011 (d)                                                                  12,000                       10,200
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,447
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution (0.87%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.75%, 2/15/2011                                                                       10,000                       10,414
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Metal - Diversified (1.01%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Falconbridge Ltd
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 10/15/2015                                                                      12,000                       12,019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Money Center Banks (0.08%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.63%, 8/ 1/2007                                                                        1,000                        1,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Multi-Line Insurance (0.49%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Farmers Insurance Exchange
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 8/ 1/2014 (c)                                                                    6,000                        5,814
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Multimedia (1.16%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Historic TW Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.15%, 2/ 1/2023                                                                        5,260                        6,361
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
News America Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.40%, 12/15/2035                                                                       8,000                        7,513
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,874
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Non-Hazardous Waste Disposal (1.45%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 4/15/2013                                                                        1,000                          990
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.25%, 3/15/2015 (d)                                                                    9,000                        8,685
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Waste Management Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.13%, 10/ 1/2007                                                                         495                          496
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.88%, 5/15/2009                                                                        3,450                        3,539
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.38%, 8/ 1/2010                                                                        3,500                        3,674
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,384
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil - Field Services (0.79%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.63%, 12/15/2010                                                                       9,000                        9,473
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil Company - Exploration & Production (0.49%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPTI Canada Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 12/15/2014 (c)(d)                                                                6,000                        5,880
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil Company - Integrated (1.12%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Petro-Canada
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.00%, 7/15/2013                                                                        3,000                        2,734
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil Company - Integrated
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Petro-Canada (continued)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.25%, 10/15/2021                                                                       8,500                       10,666
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,400
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil Refining & Marketing (1.49%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.38%, 2/ 1/2013                                                                        6,000                        6,182
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.25%, 11/ 1/2012                                                                      12,000                       11,580
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,762
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Physical Therapy & Rehabilitation Centers (0.72%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
10.75%, 6/15/2016 (d)                                                                   8,500                        8,585
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Pipelines (2.52%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
El Paso Natural Gas Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/2026                                                                      10,000                       10,604
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Energy Maintenance Services Group LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
11.50%, 3/ 1/2014 (b)(e)                                                                7,667                        7,801
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Energy Maintenance Services Group LLC - Rights
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0.00%, 3/ 1/2014 (a)(b)(e)                                                                 48                            -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Express Pipeline LP
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.39%, 12/31/2017 (c)                                                                   4,734                        4,995
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.00%, 3/ 1/2032                                                                        4,000                        4,453
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.38%, 6/15/2032                                                                        2,000                        2,315
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    30,168
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Publishing - Books (0.88%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.75%, 8/ 1/2011                                                                       10,000                       10,475
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Regional Banks (1.45%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.42%, 3/15/2017                                                                        5,000                        4,763
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.80%, 3/15/2028                                                                          670                          702
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
10.00%, 8/15/2010                                                                         400                          449
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.88%, 1/15/2028 (d)                                                                      995                        1,047
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.63%, 4/15/2014                                                                       11,000                       10,405
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,366
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Reinsurance (0.20%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 8/15/2014                                                                        2,500                        2,440
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Diversified (0.25%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of America
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.07%, 1/15/2008                                                                        3,000                        3,019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Healthcare (3.39%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.45%, 6/25/2012                                                                        3,000                        3,063
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 3/ 1/2015                                                                        1,750                        1,712
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.07%, 6/ 8/2015                                                                        2,250                        2,339
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 8/15/2007                                                                        1,500                        1,501
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Healthcare
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc (continued)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 11/15/2013                                                                       8,000                        7,944
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.20%, 6/ 1/2016                                                                        3,000                        2,971
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.13%, 5/ 1/2011                                                                        7,500                        8,087
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.13%, 4/ 1/2014                                                                        1,000                          946
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 5/20/2015                                                                       12,000                       11,938
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    40,501
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Office Property (0.82%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty LP
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.20%, 9/ 1/2011                                                                        3,000                        2,988
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.25%, 3/ 1/2015                                                                        7,000                        6,802
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,790
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Shopping Centers (0.81%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.63%, 8/ 1/2010                                                                       10,000                        9,729
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
REITS - Storage (0.77%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers LLC
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.88%, 3/15/2013                                                                        9,000                        9,186
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Retail - Regional Department Store (0.53%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Neiman-Marcus Group Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
10.38%, 10/15/2015 (d)                                                                  6,000                        6,315
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sovereign (0.25%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Brazilian Government International Bond
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.25%, 10/22/2010                                                                       2,750                        2,998
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Purpose Entity (1.81%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CCM Merger Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.00%, 8/ 1/2013 (c)(d)                                                                11,000                       10,835
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CDX North America High Yield
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.63%, 6/29/2012 (c)(d)                                                                12,000                       10,770
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    21,605
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Equipment - Fiber Optics (1.01%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Corning Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.90%, 3/15/2014                                                                       12,000                       12,101
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services (1.51%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.88%, 3/15/2012 (f)                                                                    8,000                        8,410
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.00%, 6/ 1/2011                                                                        9,000                        9,637
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,047
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Telephone - Integrated (0.45%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
8.00%, 6/15/2010 (f)                                                                    5,000                        5,341
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Toys (0.09%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Mattel Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.30%, 6/13/2011                                                                        1,000                        1,055
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Transport - Rail (0.83%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.20%, 4/15/2009                                                                        5,000                        5,055
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
3.88%, 2/15/2009                                                                        5,000                        4,896
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,951
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Transport - Services (1.03%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Trailer Bridge Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
9.25%, 11/15/2011                                                                      12,000                       12,255
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS                                                                                                 $      717,585
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS (1.31%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Containers - Paper & Plastic (0.59%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
3.00%, 6/30/2033 (c)(f)                                                                 7,250                        7,023
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Oil - Field Services (0.12%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.75%, 3/15/2008                                                                        1,500                        1,470
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Pharmacy Services (0.60%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.13%, 6/ 1/2013                                                                        3,500                        3,142
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
3.25%, 12/15/2035                                                                       5,000                        4,031
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,173
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS                                                                                     $       15,666
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (33.54%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (FHLMC) (14.80%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 11/ 1/2017                                                                       4,676                        4,639
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 1/ 1/2018                                                                        1,754                        1,741
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 4/ 1/2018                                                                        8,701                        8,483
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2019                                                                       12,433                       12,091
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 1/ 1/2029                                                                          448                          458
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 5/ 1/2029                                                                          536                          548
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 6/ 1/2029                                                                        1,693                        1,731
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 8/ 1/2029                                                                          509                          521
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 3/ 1/2031                                                                          404                          403
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 5/ 1/2031                                                                        2,065                        2,005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.00%, 1/ 1/2032                                                                          687                          709
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 5/ 1/2032                                                                        2,268                        2,263
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 5/ 1/2033                                                                       15,142                       14,282
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.50%, 8/ 1/2033                                                                       37,091                       33,902
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 6/ 1/2035                                                                       19,573                       18,961
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 11/ 1/2035                                                                      17,579                       16,537
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 1/ 1/2036                                                                       21,623                       20,946
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 2/ 1/2036                                                                       19,954                       18,772
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 4/ 1/2036                                                                       18,521                       17,903
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   176,895
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) (7.64%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.63%, 2/ 1/2010                                                                        8,000                        8,343
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.45%, 6/ 1/2016                                                                          182                          195
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 1/ 1/2018                                                                        4,927                        4,801
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.00%, 9/ 1/2018                                                                       21,057                       19,683
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.00%, 10/ 1/2018                                                                      10,260                        9,591
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 9/ 1/2028                                                                          156                          159
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 11/ 1/2028                                                                         163                          167
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.00%, 1/ 1/2030                                                                           39                           40
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 5/ 1/2031                                                                          509                          519
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 4/ 1/2032                                                                        1,312                        1,307
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 4/ 1/2032                                                                        1,562                        1,590
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.50%, 5/ 1/2032                                                                        1,479                        1,506
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.00%, 10/ 1/2032                                                                       3,919                        3,698
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 3/ 1/2033                                                                        5,498                        5,337
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 6/ 1/2033                                                                       17,022                       16,529
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.50%, 2/ 1/2035                                                                       18,389                       17,806
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    91,271
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) (0.28%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7.00%, 6/20/2031                                                                          342                          356
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
6.00%, 5/20/2032 (f)                                                                    2,982                        2,984
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,340
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury (10.82%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.25%, 8/15/2014 (d)                                                                   23,000                       22,362
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.13%, 5/15/2016 (d)                                                                   18,000                       18,428
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.50%, 5/15/2017 (d)                                                                   20,000                       19,573
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5.38%, 2/15/2031 (d)                                                                   37,000                       39,061
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
4.50%, 2/15/2036 (d)                                                                   32,000                       29,920
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   129,344
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                       $      400,850
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (3.53%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements (3.53%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                        21,116                       21,116
Government Agency Issues; $21,749,000; 0%-6.63%; dated 08/27/07-11/05/32)
                                                                                --------------------------------------------------
                                                                                --------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                              21,116                       21,116
Government Agency Issues; $21,749,000; 0%-6.63%; dated 08/27/07-11/05/32)
                                                                                --------------------------------------------------
                                                                                --------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    42,232
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                                                $       42,232
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (15.04%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Money Center Banks (15.04%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
BNY Institutional Cash Reserve Fund (g)                                               179,702                      179,702
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS                                                                                    $      179,702
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                           $    1,359,217
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net - (13.73)%                                                             (164,070)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                                                                  $    1,195,147
                                                                                       ------------
                                                                                       ------------

--------------------------------------------------------------------------------------------------------------====================
--------------------------------------------------------------------------------------------------------------====================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,857 or 0.74% of net assets.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value of these  securities  totaled  $69,369  or 5.80% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Security is Illiquid

(f)  Variable Rate

(g)  Security was purchased with the cash proceeds from securities loans.





Unrealized Appreciation (Depreciation)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Unrealized Appreciation                                           $       16,233
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Unrealized Depreciation                                                  (40,923)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                               (24,690)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cost for federal income tax purposes                                   1,383,907
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
All dollar amounts are shown in thousands (000's)
                                                                                 ------------
                                                                                 ------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sector                                                                   Percent
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Financial                                                                 38.62%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mortgage Securities                                                       22.72%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Utilities                                                                 11.50%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Government                                                                11.07%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Communications                                                             7.83%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Energy                                                                     6.54%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Consumer, Non-cyclical                                                     5.91%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Industrial                                                                 4.63%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Consumer, Cyclical                                                         3.78%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Basic Materials                                                            1.13%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net                              (-13.73%)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                         100.00%
--------------------------------------------------------------------=========================
--------------------------------------------------------------------=========================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------



Schedule of Investments

July 31, 2007 (unaudited)
Inflation Protection Fund


                                                                        Principal
                                                                     Amount (000's)                      Value (000's)
BONDS (77.15%)
Apparel Manufacturers (0.15%)
Levi Strauss & Co
12.25%, 12/15/2012                                             $                    650           $                    692
                                                                                                     ----------------------

Appliances (0.11%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                                                500                                500
                                                                                                     ----------------------

Asset Backed Securities (12.30%)
Ameriquest Mortgage Securities Inc
5.63%, 4/25/2034 (a)(b)                                                             380                                378
Argent Securities Inc
5.44%, 4/25/2036 (a)(b)                                                           1,000                                999
5.47%, 7/25/2036 (a)(b)                                                           3,000                              2,977
Carrington Mortgage Loan Trust
5.55%, 12/25/2035 (a)(b)                                                            537                                537
5.60%, 12/25/2035 (a)                                                               250                                250
Citigroup Mortgage Loan Trust Inc
5.47%, 3/25/2037 (a)(b)                                                           2,000                              1,995
Countrywide Asset-Backed Certificates
6.45%, 12/25/2032 (a)                                                               112                                112
5.52%, 7/25/2035 (a)                                                                 61                                 61
5.69%, 2/25/2036 (a)                                                                600                                599
5.57%, 3/25/2036 (a)(b)                                                           2,000                              1,990
5.57%, 4/25/2036 (a)(b)                                                           6,300                              6,275
5.59%, 5/25/2036 (a)(b)                                                             197                                197
5.48%, 2/25/2037 (a)                                                              4,000                              3,988
5.82%, 2/25/2037 (a)                                                              3,000                              2,894
5.49%, 6/25/2037 (a)                                                              2,000                              1,983
5.45%, 11/25/2037 (a)(b)                                                          2,670                              2,661
Countrywide Home Equity Loan Trust
5.56%, 2/15/2036 (a)                                                                500                                500
First Franklin Mortgage Loan Asset Backed Certificates
5.56%, 11/25/2035 (a)(b)                                                          1,500                              1,489
First Horizon ABS Trust
5.45%, 10/25/2026 (a)(b)                                                            838                                835
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                           1,060                              1,047
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (a)(b)                                                          1,500                              1,493
Indymac Residential Asset Backed Trust
5.51%, 4/25/2037 (a)(b)                                                           4,300                              4,290
JP Morgan Mortgage Acquisition Corp
5.45%, 11/25/2036 (a)(b)                                                          3,000                              2,982
5.47%, 3/25/2037 (a)(b)                                                           2,135                              2,128
5.48%, 5/ 1/2037 (a)                                                              3,000                              2,976
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (a)                                                                225                                220
5.47%, 7/25/2036 (a)                                                              3,000                              2,964
5.49%, 12/25/2036 (a)                                                             2,200                              2,159
Merrill Lynch Mortgage Investors Inc
5.55%, 2/25/2037 (a)                                                              2,000                              1,985

Asset Backed Securities
Morgan Stanley ABS Capital I
5.50%, 2/25/2036 (a)                                                              1,700                              1,685
SACO I Inc
5.46%, 9/25/2036 (a)(b)                                                           1,096                              1,092
                                                                                                     ----------------------
                                                                                                                    55,741
                                                                                                     ----------------------
Auto - Car & Light Trucks (0.88%)
DaimlerChrysler NA Holding Corp
5.71%, 3/13/2009 (a)                                                              2,500                              2,500
5.79%, 3/13/2009 (a)(b)                                                           1,500                              1,503
                                                                                                     ----------------------
                                                                                                                     4,003
                                                                                                     ----------------------
Automobile Sequential (0.08%)
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                              63                                 64
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                    300                                299
                                                                                                     ----------------------
                                                                                                                       363
                                                                                                     ----------------------
Brewery (0.11%)
SABMiller PLC
5.66%, 7/ 1/2009 (a)(b)(c)                                                          500                                501
                                                                                                     ----------------------

Broadcasting Services & Programming (0.11%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                                    500                                494
                                                                                                     ----------------------

Building - Residential & Commercial (0.17%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                  750                                750
                                                                                                     ----------------------

Building Products - Cement & Aggregate (0.63%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (a)                                                              2,850                              2,849
                                                                                                     ----------------------

Building Products - Wood (0.58%)
Masco Corp
5.66%, 3/12/2010 (a)                                                              2,665                              2,639
                                                                                                     ----------------------

Cable TV (0.44%)
Comcast Corp
5.66%, 7/14/2009 (a)(b)                                                           1,000                                998
COX Communications Inc
5.91%, 12/14/2007 (a)(b)                                                            500                                501
CSC Holdings Inc
7.88%, 12/15/2007                                                                   500                                500
                                                                                                     ----------------------
                                                                                                                     1,999
                                                                                                     ----------------------
Cellular Telecommunications (0.73%)
America Movil SAB de CV
5.46%, 6/27/2008 (a)(b)(c)                                                          750                                749
US Unwired Inc
10.00%, 6/15/2012                                                                   500                                541
Vodafone Group PLC
5.64%, 2/27/2012 (a)(b)                                                           2,000                              2,003
                                                                                                     ----------------------
                                                                                                                     3,293
                                                                                                     ----------------------
Chemicals - Diversified (0.02%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                   100                                105
                                                                                                     ----------------------


Commercial Banks (0.69%)
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                               100                                104
ICICI Bank Ltd
5.90%, 1/12/2010 (a)(c)                                                             500                                502
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012                                                                 2,000                              2,000
VTB Capital SA for Vneshtorgbank
5.96%, 8/ 1/2008 (a)(c)                                                             500                                498
                                                                                                     ----------------------
                                                                                                                     3,104
                                                                                                     ----------------------
Computer Services (0.11%)
Unisys Corp
7.88%, 4/ 1/2008                                                                    500                                495
                                                                                                     ----------------------

Computers - Memory Devices (0.44%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009 (a)                                                             2,000                              1,993
                                                                                                     ----------------------

Containers - Metal & Glass (0.49%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                  1,152                              1,166
8.75%, 11/15/2012                                                                 1,000                              1,040
                                                                                                     ----------------------
                                                                                                                     2,206
                                                                                                     ----------------------
Credit Card Asset Backed Securities (0.87%)
American Express Credit Account Master Trust
5.55%, 8/15/2011 (a)(c)                                                           1,950                              1,952
5.43%, 9/15/2014 (a)(b)                                                           1,000                              1,000
GE Capital Credit Card Master Note Trust
5.50%, 3/15/2015 (a)                                                              1,000                              1,000
                                                                                                     ----------------------
                                                                                                                     3,952
                                                                                                     ----------------------
Diversified Financial Services (0.66%)
General Electric Capital Corp
5.48%, 4/10/2012 (a)(b)                                                           3,000                              2,995
                                                                                                     ----------------------

Diversified Operations (0.44%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (a)(c)                                                           2,000                              2,004
                                                                                                     ----------------------

Drug Delivery Systems (0.89%)
Hospira Inc
5.84%, 3/30/2010 (a)                                                              4,000                              4,010
                                                                                                     ----------------------

Electric - Integrated (1.28%)
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                                  1,000                                991
Entergy Gulf States Inc
5.76%, 12/ 1/2009 (a)                                                               200                                200
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                               175                                176
Midamerican Energy Holdings Co
7.63%, 10/15/2007                                                                   315                                316
Ohio Power Co
5.54%, 4/ 5/2010 (a)                                                              1,535                              1,536
Oncor Electric Delivery Co
5.74%, 9/16/2008 (a)(c)                                                           1,600                              1,601

Electric - Integrated
Texas Competitive Electric Holdings Co
5.86%, 9/16/2008 (a)(c)                                                           1,000                              1,001
                                                                                                     ----------------------
                                                                                                                     5,821
                                                                                                     ----------------------
Electronic Components - Miscellaneous (0.22%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                    500                                498
Sanmina-SCI Corp
8.11%, 6/15/2010 (a)(c)                                                             500                                492
                                                                                                     ----------------------
                                                                                                                       990
                                                                                                     ----------------------
Electronic Components - Semiconductors (0.19%)
National Semiconductor Corp
5.61%, 6/15/2010 (a)                                                                850                                850
                                                                                                     ----------------------

Finance - Auto Loans (0.47%)
Ford Motor Credit Co LLC
6.19%, 9/28/2007 (a)                                                                700                                696
8.11%, 1/13/2012 (a)                                                                500                                477
GMAC LLC
6.61%, 5/15/2009 (a)                                                              1,000                                962
                                                                                                     ----------------------
                                                                                                                     2,135
                                                                                                     ----------------------
Finance - Commercial (1.93%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                              1,000                                988
5.64%, 7/28/2011 (a)(b)                                                             800                                791
5.61%, 2/13/2012 (a)                                                              1,500                              1,477
Textron Financial Corp
5.49%, 2/25/2011 (a)(b)                                                           4,000                              3,994
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (a)(c)                                                           1,500                              1,503
                                                                                                     ----------------------
                                                                                                                     8,753
                                                                                                     ----------------------
Finance - Consumer Loans (1.21%)
American General Finance Corp
5.64%, 8/17/2011 (a)                                                                600                                603
HSBC Finance Corp
5.63%, 4/24/2012 (a)                                                              4,000                              3,962
SLM Corp
5.56%, 3/15/2011 (a)(b)                                                           1,000                                937
                                                                                                     ----------------------
                                                                                                                     5,502
                                                                                                     ----------------------
Finance - Investment Banker & Broker (3.48%)
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (a)                                                              1,500                              1,496
5.55%, 11/28/2011 (a)                                                             1,500                              1,482
Goldman Sachs Group Inc/The
5.56%, 3/ 2/2010 (a)(b)                                                           1,000                              1,002
5.58%, 8/ 5/2011 (a)(b)                                                           1,000                                999
5.54%, 2/ 6/2012 (a)                                                              1,000                                976
Lehman Brothers Holdings Inc
5.50%, 5/25/2010 (b)                                                              2,000                              1,992
5.59%, 1/12/2012 (a)                                                              1,000                                980
Merrill Lynch & Co Inc
5.56%, 11/ 1/2011 (a)                                                             2,950                              2,927
5.59%, 6/ 5/2012 (a)(b)                                                           1,000                                980
Morgan Stanley
5.61%, 1/18/2011                                                                  1,000                                997
5.61%, 1/ 9/2012 (a)                                                              1,000                                982

Finance - Investment Banker & Broker
Morgan Stanley (continued)
5.66%, 1/ 9/2014 (a)                                                              1,000                                969
                                                                                                     ----------------------
                                                                                                                    15,782
                                                                                                     ----------------------
Finance - Leasing Company (0.18%)
International Lease Finance Corp
5.58%, 5/24/2010 (a)(b)                                                             800                                802
                                                                                                     ----------------------

Finance - Mortgage Loan/Banker (5.06%)
Countrywide Financial Corp
5.58%, 3/24/2009 (a)                                                              2,000                              1,988
5.78%, 5/ 7/2012 (a)                                                              1,000                                983
Fannie Mae
3.71%, 2/17/2009 (a)                                                                200                                194
5.62%, 2/25/2018 (a)                                                                103                                103
5.62%, 3/25/2018 (a)(b)                                                             555                                555
5.62%, 10/25/2018 (a)(b)                                                            749                                752
5.57%, 11/25/2022 (a)                                                               133                                134
5.52%, 1/25/2023 (a)                                                                130                                130
5.72%, 6/25/2023 (a)(b)                                                             823                                828
5.72%, 2/25/2028 (a)                                                                292                                293
5.72%, 5/25/2030 (a)(b)                                                             620                                622
5.72%, 5/25/2031 (a)(b)                                                             825                                831
5.62%, 2/25/2032 (a)                                                                138                                139
5.52%, 4/25/2034 (a)(b)                                                             777                                777
5.57%, 3/25/2035 (a)(b)                                                             295                                295
5.54%, 4/25/2035 (a)(b)                                                             806                                806
Fannie Mae Grantor Trust
5.46%, 4/25/2035 (a)(b)                                                             222                                222
5.41%, 5/25/2035 (a)(b)                                                             113                                112
5.48%, 6/25/2035 (a)(b)                                                              44                                 44
5.47%, 9/25/2035 (a)(b)                                                             568                                569
Fannie Mae Whole Loan
5.47%, 11/25/2033 (a)(b)                                                             20                                 19
5.47%, 5/25/2035 (a)(b)                                                             132                                132
5.52%, 5/25/2035 (a)(b)                                                             128                                129
5.57%, 6/25/2044 (a)                                                                 54                                 54
5.77%, 2/25/2047 (a)(b)                                                             100                                100
Freddie Mac
5.62%, 5/15/2013 (a)(b)                                                             201                                201
5.62%, 5/15/2017 (a)(b)                                                             559                                561
5.62%, 2/15/2018 (a)(b)                                                             526                                526
5.62%, 6/15/2018 (a)(b)                                                             578                                580
5.57%, 3/15/2023 (a)(b)                                                             314                                313
5.77%, 6/15/2023 (a)                                                                124                                125
5.72%, 7/15/2023 (a)(b)                                                           4,505                              4,510
5.67%, 7/15/2028 (a)(b)                                                             708                                710
5.72%, 1/15/2030 (a)(b)                                                             757                                759
5.67%, 2/15/2030 (a)                                                                 52                                 52
5.52%, 4/15/2030 (a)                                                                165                                165
5.67%, 5/15/2030 (a)                                                                125                                126
5.72%, 9/15/2033 (a)(b)                                                             437                                438
5.62%, 10/15/2034 (a)                                                               222                                222
Ginnie Mae
1.81%, 10/16/2012 (a)                                                             4,846                                184
5.67%, 10/20/2031 (a)                                                               256                                258
Residential Capital LLC
5.86%, 6/ 9/2008 (a)                                                                500                                480

Finance - Mortgage Loan/Banker
Residential Capital LLC (continued)
6.46%, 5/22/2009 (a)                                                              2,000                              1,902
                                                                                                     ----------------------
                                                                                                                    22,923
                                                                                                     ----------------------
Finance - Other Services (0.18%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                                    275                                286
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)                                                            500                                519
                                                                                                     ----------------------
                                                                                                                       805
                                                                                                     ----------------------
Food - Miscellaneous/Diversified (0.22%)
General Mills Inc
5.49%, 1/22/2010 (a)(b)                                                           1,000                              1,000
                                                                                                     ----------------------

Food - Retail (0.05%)
Safeway Inc
7.00%, 9/15/2007 (b)                                                                235                                235
                                                                                                     ----------------------

Gas - Distribution (0.38%)
Sempra Energy
5.83%, 5/21/2008 (a)                                                              1,724                              1,724
                                                                                                     ----------------------

Home Equity - Other (7.83%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                                             842                                842
Asset Backed Securities Corp Home Equity
5.42%, 7/25/2036 (a)(b)                                                           2,000                              1,996
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (a)(b)                                                             400                                397
5.51%, 5/25/2037 (a)(b)                                                           4,000                              3,988
Bear Stearns Asset Backed Securities Trust
5.50%, 6/25/2047 (a)                                                              2,400                              2,392
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (a)                                                             1,000                                997
First NLC Trust
5.55%, 12/25/2035 (a)                                                               164                                164
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                   500                                499
6.05%, 12/25/2037 (a)                                                             1,580                              1,586
GSAA Trust
5.46%, 4/25/2047 (a)                                                              3,686                              3,688
HSI Asset Securitization Corp Trust
5.46%, 1/25/2037 (a)(b)                                                           2,000                              1,994
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)                                                              5,000                              4,950
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)(b)                                                             189                                189
Option One Mortgage Loan Trust
6.32%, 2/25/2035 (a)                                                                100                                 98
5.77%, 3/25/2037 (a)                                                              2,000                              1,913
Residential Asset Securities Corp
5.51%, 5/25/2034 (a)(b)                                                              16                                 16
5.52%, 5/25/2035 (a)                                                                 53                                 53
5.47%, 9/25/2036 (a)(b)                                                           3,300                              3,284
Soundview Home Equity Loan Trust
5.50%, 3/25/2036 (a)(b)                                                           1,000                                998
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (a)                                                              2,000                              1,994

Home Equity - Other
WAMU Asset-Backed Certificates (continued)
5.49%, 7/25/2047 (a)                                                              3,000                              2,977
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (a)(c)                                                            473                                472
                                                                                                     ----------------------
                                                                                                                    35,487
                                                                                                     ----------------------
Home Equity - Sequential (0.63%)
BNC Mortgage Loan Trust
5.49%, 7/25/2037 (a)(d)                                                           2,271                              2,249
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036                                                                    615                                613
                                                                                                     ----------------------
                                                                                                                     2,862
                                                                                                     ----------------------
Investment Companies (0.22%)
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (a)(c)                                                          1,000                              1,002
                                                                                                     ----------------------

Machinery - Farm (0.67%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                  2,900                              3,045
                                                                                                     ----------------------

Medical - Drugs (0.14%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)                                                               400                                405
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013                                                                   250                                243
                                                                                                     ----------------------
                                                                                                                       648
                                                                                                     ----------------------
Medical - HMO (0.30%)
UnitedHealth Group Inc
5.54%, 6/21/2010 (a)(c)                                                           1,000                              1,000
WellPoint Inc
3.50%, 9/ 1/2007 (b)                                                                355                                354
                                                                                                     ----------------------
                                                                                                                     1,354
                                                                                                     ----------------------
Medical - Wholesale Drug Distribution (0.22%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(b)(c)                                                       1,000                              1,001
                                                                                                     ----------------------

Mortgage Backed Securities (21.03%)
Adjustable Rate Mortgage Trust
5.59%, 8/25/2036 (a)(b)                                                           1,162                              1,166
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                             527                                526
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036                                                                    300                                312
5.31%, 10/10/2045 (a)                                                             1,000                                989
Banc of America Funding Corp
5.60%, 7/20/2036 (a)(b)                                                           2,132                              2,126
5.50%, 4/25/2037 (a)(b)                                                           4,000                              3,991
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (a)(b)                                                            738                                739
5.49%, 4/25/2037 (a)                                                              1,817                              1,818
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (a)                                                                203                                203
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                    660                                684
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (a)                                                              1,898                              1,901
5.57%, 5/20/2045 (a)                                                              1,446                              1,448

Mortgage Backed Securities
Chase Mortgage Finance Corp
4.56%, 7/25/2037 (a)(d)                                                             950                                944
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (a)                                                            39,485                                883
0.04%, 12/11/2049 (a)(c)                                                         12,779                                121
0.38%, 12/11/2049 (a)(c)                                                          8,166                                220
Countrywide Alternative Loan Trust
5.74%, 12/25/2035 (a)(b)                                                            547                                548
5.49%, 6/25/2036 (a)(b)                                                           3,000                              3,005
5.60%, 6/25/2036 (a)(b)                                                           1,246                              1,250
5.38%, 11/25/2036 (a)                                                               943                                943
5.58%, 7/25/2046 (a)(b)                                                           2,100                              2,103
5.53%, 5/25/2047 (a)                                                              4,502                              4,511
Countrywide Asset-Backed Certificates
5.59%, 1/25/2036 (a)(b)                                                             250                                249
Countrywide Home Loan Mortgage Pass Through Certificates
5.52%, 4/25/2046 (a)(b)                                                           1,186                              1,185
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                                 3,757                              3,754
7.65%, 9/15/2041 (a)                                                              1,025                              1,074
G-Force LLC
5.62%, 12/25/2039 (a)(b)(c)                                                       1,000                              1,000
Greenpoint Mortgage Funding Trust
5.63%, 10/25/2045 (a)                                                             1,298                              1,301
Greenwich Capital Commercial Funding Corp
0.32%, 3/10/2039 (a)(c)                                                          54,862                              1,299
GSC Capital Corp Mortgage Trust
5.58%, 2/25/2036 (a)                                                                750                                744
GSR Mortgage Loan Trust
5.58%, 8/25/2046 (a)                                                                237                                237
Homebanc Mortgage Trust
5.66%, 1/25/2036 (a)(b)                                                           1,221                              1,225
Impac CMB Trust
5.81%, 10/25/2034 (a)                                                                73                                 73
6.87%, 10/25/2034 (a)(b)                                                            151                                151
5.63%, 4/25/2035 (a)                                                                377                                377
5.83%, 8/25/2035 (a)                                                                 92                                 92
5.97%, 8/25/2035 (a)                                                                 73                                 73
5.57%, 4/25/2037 (a)(d)                                                           2,122                              2,122
Impac Secured Assets CMN Owner Trust
5.49%, 9/25/2036 (a)                                                              1,500                              1,502
5.48%, 3/25/2037 (a)(b)                                                           1,600                              1,601
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (a)                                                                189                                189
5.62%, 8/25/2035 (a)                                                                393                                394
5.50%, 1/25/2037 (a)                                                              1,460                              1,456
5.56%, 4/25/2037 (a)(d)                                                           3,970                              3,963
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (a)(b)                                                           1,460                              1,462
JP Morgan Chase Commercial Mortgage Securities
5.45%, 6/12/2041 (a)                                                              1,000                                974
5.30%, 5/15/2047 (a)                                                              1,000                                985
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                    908                                904
5.87%, 1/25/2037                                                                  1,223                              1,224
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031                                                                    390                                390
Lehman XS Trust
5.54%, 6/25/2047 (a)(d)                                                           3,966                              3,966
Mortgage Backed Securities
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (a)(d)                                                           5,000                              5,000
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (a)                                                                620                                611
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046 (a)                                                             17,273                                288
Morgan Stanley Capital I
5.92%, 12/20/2046 (a)(d)                                                            200                                191
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(b)(d)                                                        3,683                              3,683
5.51%, 7/25/2037 (a)(d)                                                           1,000                                999
5.47%, 3/25/2047 (a)(b)                                                           2,894                              2,894
Structured Adjustable Rate Mortgage Loan Trust
6.02%, 8/25/2034 (a)                                                              1,779                              1,783
Structured Asset Mortgage Investments Inc
5.55%, 5/25/2045 (a)                                                                972                                974
Wachovia Bank Commercial Mortgage Trust
0.48%, 12/15/2043 (a)(c)                                                         27,515                              1,000
4.52%, 5/15/2044                                                                  2,680                              2,610
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (a)(b)                                                          1,116                              1,116
5.95%, 9/25/2036 (a)                                                                249                                250
5.70%, 6/25/2037 (a)                                                              1,967                              1,963
5.79%, 7/25/2044 (a)                                                                123                                123
5.69%, 1/25/2045 (a)(b)                                                             263                                264
5.70%, 11/25/2045 (a)(b)                                                          1,453                              1,455
5.54%, 8/25/2046 (a)                                                              1,000                              1,000
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                             768                                770
5.50%, 1/25/2047 (a)                                                              3,680                              3,677
Washington Mutual Inc
6.08%, 9/25/2036 (a)                                                                294                                295
                                                                                                     ----------------------
                                                                                                                    95,343
                                                                                                     ----------------------
Mortgage Securities (0.26%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                               795                                781
0.85%, 3/16/2047 (a)                                                              5,984                                383
                                                                                                     ----------------------
                                                                                                                     1,164
                                                                                                     ----------------------
Multimedia (0.79%)
Time Warner Inc
5.59%, 11/13/2009 (a)                                                             2,050                              2,051
Viacom Inc
5.71%, 6/16/2009 (a)                                                              1,525                              1,530
                                                                                                     ----------------------
                                                                                                                     3,581
                                                                                                     ----------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                    800                                831
                                                                                                     ----------------------

Office Automation & Equipment (0.09%)
Xerox Corp
6.11%, 12/18/2009 (a)                                                               400                                405
                                                                                                     ----------------------

Oil - Field Services (0.92%)
BJ Services Co
5.53%, 6/ 1/2008 (a)(b)                                                           3,000                              3,003
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                                200                                200

Oil - Field Services
Hanover Equipment Trust (continued)
8.75%, 9/ 1/2011                                                                    955                                983
                                                                                                     ----------------------
                                                                                                                     4,186
                                                                                                     ----------------------
Oil & Gas Drilling (0.17%)
Transocean Inc
5.56%, 9/ 5/2008 (a)(b)                                                             750                                750
                                                                                                     ----------------------

Oil Company - Exploration & Production (0.83%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)                                                              1,250                              1,251
Newfield Exploration Co
7.45%, 10/15/2007                                                                 2,500                              2,500
                                                                                                     ----------------------
                                                                                                                     3,751
                                                                                                     ----------------------
Oil Refining & Marketing (0.12%)
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                                    500                                529
                                                                                                     ----------------------

Optical Supplies (0.13%)
Bausch & Lomb Inc
6.95%, 11/15/2007 (b)                                                               600                                601
                                                                                                     ----------------------

Paper & Related Products (0.10%)
Bowater Inc
8.36%, 3/15/2010 (a)                                                                500                                473
                                                                                                     ----------------------

Pipelines (0.11%)
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                                   500                                500
                                                                                                     ----------------------

Publishing - Periodicals (0.16%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                   100                                102
12.13%, 11/15/2012                                                                  600                                640
                                                                                                     ----------------------
                                                                                                                       742
                                                                                                     ----------------------
Regional Banks (1.47%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)                                                              4,000                              3,751
Capital One Financial Corp
5.64%, 9/10/2009 (a)                                                              1,900                              1,901
Fleet Capital Trust II
7.92%, 12/11/2026                                                                   500                                520
PNC Funding Corp
5.50%, 1/31/2012 (a)(b)                                                             500                                500
                                                                                                     ----------------------
                                                                                                                     6,672
                                                                                                     ----------------------
REITS - Diversified (0.49%)
iStar Financial Inc
5.91%, 3/16/2009 (a)(b)                                                             725                                729
5.70%, 9/15/2009 (a)                                                                500                                501
5.71%, 3/ 9/2010 (a)                                                              1,000                              1,001
                                                                                                     ----------------------
                                                                                                                     2,231
                                                                                                     ----------------------
REITS - Healthcare (0.50%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (a)                                                              2,250                              2,251
                                                                                                     ----------------------


REITS - Office Property (0.16%)
HRPT Properties Trust
5.96%, 3/16/2011 (a)(b)                                                             720                                720
                                                                                                     ----------------------

REITS - Warehouse & Industrial (0.11%)
Prologis
5.61%, 8/24/2009 (a)(b)                                                             500                                501
                                                                                                     ----------------------

Rental - Auto & Equipment (0.64%)
Erac USA Finance Co
5.61%, 4/30/2009 (a)(b)(c)                                                        2,250                              2,256
5.61%, 8/28/2009 (a)(c)                                                             660                                662
                                                                                                     ----------------------
                                                                                                                     2,918
                                                                                                     ----------------------
Retail - Drug Store (0.33%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (a)                                                              1,500                              1,501
                                                                                                     ----------------------

Retail - Petroleum Products (0.12%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                                    500                                525
                                                                                                     ----------------------

Retail - Regional Department Store (0.23%)
Macys Retail Holdings Inc
7.90%, 10/15/2007                                                                 1,050                              1,053
                                                                                                     ----------------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
9.13%, 12/ 1/2009 (a)(c)                                                            250                                249
                                                                                                     ----------------------

Satellite Telecommunications (0.12%)
Intelsat Corp
6.38%, 1/15/2008                                                                    525                                521
                                                                                                     ----------------------

Savings & Loans - Thrifts (0.55%)
Washington Mutual Bank/Henderson NV
5.56%, 2/ 4/2011 (a)                                                              1,000                              1,001
Washington Mutual Inc
5.66%, 1/15/2010 (a)(b)                                                             500                                501
5.66%, 3/22/2012 (a)                                                              1,000                                989
                                                                                                     ----------------------
                                                                                                                     2,491
                                                                                                     ----------------------
Special Purpose Banks (0.23%)
Korea Development Bank
5.76%, 10/20/2009 (a)(b)                                                            380                                383
5.50%, 4/ 3/2010 (a)                                                                665                                665
                                                                                                     ----------------------
                                                                                                                     1,048
                                                                                                     ----------------------
Special Purpose Entity (0.44%)
Sirens BV
7.31%, 4/13/2012 (a)(c)(d)(e)                                                     2,000                              2,008
                                                                                                     ----------------------

Telecommunication Services (0.09%)
Telcordia Technologies Inc
9.11%, 7/15/2012 (a)(c)                                                             440                                392
                                                                                                     ----------------------

Telephone - Integrated (0.59%)
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (a)                                                                200                                200

Telephone - Integrated
Telecom Italia Capital SA
5.97%, 7/18/2011 (a)(b)                                                             800                                803
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                                                700                                699
5.65%, 2/ 4/2013 (a)(f)(g)                                                        1,000                                981
                                                                                                     ----------------------
                                                                                                                     2,683
                                                                                                     ----------------------
Tobacco (0.26%)
Reynolds American Inc
6.06%, 6/15/2011 (a)                                                              1,200                              1,196
                                                                                                     ----------------------

Tools - Hand Held (0.11%)
Snap-On Inc
5.49%, 1/12/2010 (a)                                                                500                                500
                                                                                                     ----------------------
TOTAL BONDS                                                                                       $                349,725
                                                                                                     ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (46.64%)
U.S. Treasury Inflation-Indexed Obligations (46.64%)
3.88%, 1/15/2009 (h)                                                              4,482                              4,540
4.25%, 1/15/2010 (h)                                                              8,374                              8,694
0.88%, 4/15/2010                                                                  8,979                              8,555
3.50%, 1/15/2011 (h)                                                             13,740                             14,189
2.38%, 4/15/2011                                                                    210                                208
3.38%, 1/15/2012 (h)                                                              7,665                              7,960
2.00%, 4/15/2012                                                                  3,074                              3,007
3.00%, 7/15/2012 (h)                                                              4,256                              4,368
1.88%, 7/15/2013 (h)                                                                311                                302
2.00%, 1/15/2014 (h)                                                             13,950                             13,553
2.00%, 7/15/2014 (h)                                                             23,542                             22,867
1.63%, 1/15/2015 (h)                                                             12,350                             11,632
1.88%, 7/15/2015 (h)                                                             18,479                             17,711
2.00%, 1/15/2016 (h)                                                             19,587                             18,877
2.50%, 7/15/2016                                                                  8,577                              8,614
2.38%, 1/15/2017 (h)                                                             10,039                              9,957
2.63%, 7/15/2017                                                                  9,030                              9,175
2.38%, 1/15/2025 (h)                                                                712                                703
2.00%, 1/15/2026 (h)                                                             20,530                             19,143
2.38%, 1/15/2027 (h)                                                             16,143                             15,981
3.63%, 4/15/2028                                                                    129                                153
3.88%, 4/15/2029 (h)                                                              8,760                             10,902
3.38%, 4/15/2032                                                                    258                                307
                                                                                                     ----------------------
                                                                                                                   211,398
                                                                                                     ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                             $                211,398
                                                                                                     ----------------------
SHORT TERM INVESTMENTS (0.59%)
Commercial Paper (0.16%)
CVS Corp
5.50%, 8/ 1/2007 (b)                                                                750                                750
                                                                                                     ----------------------

Repurchase Agreements (0.43%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                      966                                966
Government Agency Issues; $995,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                            966                                966
Government Agency Issues; $995,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                                     ----------------------

                                                                                                                     1,932
                                                                                                     ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $                  2,682
                                                                                                     ----------------------

MONEY MARKET FUNDS (3.65%)
Money Center Banks (3.65%)
BNY Institutional Cash Reserve Fund (b)                                          16,526                             16,526
                                                                                                     ----------------------
TOTAL MONEY MARKET FUNDS                                                                          $                 16,526
                                                                                                     ----------------------
Total Investments                                                                                 $                580,331
Liabilities in Excess of Other Assets, Net - (28.03)%                                                            (127,045)
                                                                                                     ----------------------
TOTAL NET ASSETS - 100.00%                                                                        $                453,286
                                                                                                     ======================
                                                                                                     ----------------------

                                                                                                     ======================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value of these  securities  totaled  $25,219  or 5.56% of net assets.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,125 or 5.54% of net assets.

(e)  Security is Illiquid

(f) Non-Income Producing Security

(g)  Security purchased on a when-issued basis.

(h)  Security or a portion of the security was on loan at the end of the period.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                       $                    493
Unrealized Depreciation                                                        (6,503)
                                                                 ----------------------
Net Unrealized Appreciation (Depreciation)                                     (6,010)
Cost for federal income tax purposes                                           585,935
All dollar amounts are shown in thousands (000's)




                                                                             Swaptions
                                                                                               Exercise     Expiration
Description                                                                    Contracts     Rate            Month      U.S. $ Value
----------------------------------------------------------------------------------------- -------- ----------------------- --------
Written Put - OTC 10 Year Interest Rate Swap; pay floating rate based on
3-month LIBOR; with Lehman Brothers                                           64,000,000     5.78  %        9/ 1/2007   $     -406
                                                                                                                           --------

                                                                                                                           --------
                                                                                                                           --------
 (Premiums received $122)                                                                                               $    (406)
                                                                                                                           --------
All dollar amounts are shown in thousands (000's)




                          Interest Rate Swap Agreements
                                                                                                         Unrealized
                                                                                   Notional             Appreciation/
Description                                                                         Amount             (Depreciation)
------------------------- ------------------------------------------------------------------------- ----------------------
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate of 5.91% to Lehman
Brothers. Expires June 2017.                                                       $   16,640           $            (536)


All dollar amounts are shown in thousands (000's)

                          Total Return Swap Agreements


                                                                                                                         Unrealized
                                                                                                          Notional     Appreciation/
Description                                                                                                Amount     (Depreciation)
------------------------------------------------ -------------------------------------------------- --------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires October 2007.                    $      3,125           $     (6)


Receive a semi-annual return equal to a 0.88% U.S. Treasury Inflation Index
Obligation and pay monthly a floating
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch.  Expires September 2007.           20,000                 248


Receive a semi-annual return equal to a 1.63% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 5 basis points with Barclays Bank.
Expires December 2007.                                                                                 10,000                 170


Receive a semi-annual return equal to a 1.88% U.S. Treasury Inflation Index
Obligation and pay annually a floating
rate based on 3-month LIBOR less 4.75 basis points with Barclays Bank.
Expires August 2007.                                                                                   20,000                (73)


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index
Obligation and pay monthly a floating
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch.  Expires August 2007.               2,400                  17


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 10 basis points with Morgan Stanley.
Expires December 2007.                                                                                  6,000                  78


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley.
 Expires August 2007.                                                                                   8,500                  87


Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index
Obligation and pay annually a floating
rate based on 3-month LIBOR less 4 basis points with Morgan Stanley.  Expires August 2007.              9,000                   8


Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index
Obligation and pay monthly a floating
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch.  Expires August 2007.              20,000               (134)


Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 3 basis points with Morgan Stanley.
Expires November 2007.                                                                                  7,100               (145)


Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley.
Expires September 2007.                                                                                 7,000                (51)


Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 6 basis points with Morgan Stanley.
 Expires August 2007.                                                                                   7,000                  91


Receive a semi-annual return equal to a 2.5% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley.
 Expires December 2007.                                                                                10,000                 148


Receive a semi-annual return equal to a 3.00% U.S. Treasury Inflation Index
Obligation and pay annually a floating
rate based on 6-month LIBOR less 6 basis points with Morgan Stanley.  Expires January 2008.            15,500                (10)


Receive a semi-annual return equal to a 3.38% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 7 basis points with Morgan Stanley.
 Expires November 2007.                                                                                 5,000                 (2)


Receive a semi-annual return equal to a 3.63% U.S. Treasury Inflation Index
Obligation and pay monthly a floating
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch.  Expires August 2007.              16,000                 220


Receive a semi-annual return equal to a 3.88% U.S. Treasury Inflation Index
Obligation  and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley.
Expires September 2007.                                                                                10,000               (263)


Receive a semi-annual return equal to a 3.88% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley.
 Expires September 2007.                                                                                1,600                (26)


Receive a semi-annual return equal to a 3.88% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 6 basis points with Morgan Stanley.
Expires September 2007.                                                                                 9,500                (66)


Receive a semi-annual return equal to a 4.25% U.S. Treasury Inflation Index
Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley.
 Expires August 2007.                                                                                   5,000                  24


All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------------------
Sector                                                                   Percent
---------------------------------------------------------------------------------
Government                                                                46.68%
Mortgage Securities                                                       24.94%
Asset Backed Securities                                                   22.23%
Financial                                                                 17.89%
Communications                                                             3.02%
Consumer, Non-cyclical                                                     2.97%
Industrial                                                                 2.88%
Consumer, Cyclical                                                         2.21%
Energy                                                                     2.14%
Utilities                                                                  1.67%
Technology                                                                 0.83%
Diversified                                                                0.44%
Basic Materials                                                            0.13%
Liabilities in Excess of Other Assets, Net                             (-28.03%)
                                                            ---------------------
TOTAL NET ASSETS                                                         100.00%
                                                            =====================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------------
Asset Type                                                               Percent
---------------------------------------------------------------------------------
Interest Rate Swaps                                                        0.12%
Total Return Swaps                                                         0.41%
Written Swaptions                                                          0.09%





Schedule of Investments

July 31, 2007 (unaudited)
International Emerging Markets Fund



                                                                          Shares Held                       Value (000's)
COMMON STOCKS (93.59%)
Agricultural Operations (0.97%)
Astra Agro Lestari Tbk PT                                                        3,617,000           $                  5,912
Golden Agri-Resources Ltd (a)                                                    3,123,000                              5,048
                                                                                                        ----------------------
                                                                                                                       10,960
                                                                                                        ----------------------
Airlines (1.41%)
Korean Air Lines Co Ltd                                                            115,327                              9,237
Thai Airways International Public Ltd (b)(c)                                       972,000                              1,376
Turk Hava Yollari Anonium Ortakligi (c)                                            707,352                              5,248
                                                                                                        ----------------------
                                                                                                                       15,861
                                                                                                        ----------------------
Apparel Manufacturers (0.55%)
Youngone Corp                                                                      694,510                              6,158
                                                                                                        ----------------------

Applications Software (0.60%)
Infosys Technologies Ltd ADR (a)                                                    66,018                              3,274
Tata Consultancy Services Ltd                                                      121,906                              3,453
                                                                                                        ----------------------
                                                                                                                        6,727
                                                                                                        ----------------------
Auto - Car & Light Trucks (0.62%)
Denway Motors Ltd                                                                7,041,641                              3,243
Hyundai Motor Co                                                                    42,746                              3,751
                                                                                                        ----------------------
                                                                                                                        6,994
                                                                                                        ----------------------
Auto - Medium & Heavy Duty Trucks (0.47%)
Mahindra & Mahindra Ltd                                                            294,595                              5,257
                                                                                                        ----------------------

Auto/Truck Parts & Equipment - Replacement (0.37%)
Xinyi Glass Holding Co Ltd                                                       4,112,000                              4,192
                                                                                                        ----------------------

Beverages - Non-Alcoholic (0.48%)
Coca-Cola Femsa SAB de CV                                                        1,196,400                              5,447
                                                                                                        ----------------------

Beverages - Wine & Spirits (0.54%)
United Spirits Ltd                                                                 180,547                              6,075
                                                                                                        ----------------------

Building - Residential & Commercial (0.73%)
Desarrolladora Homex SAB de CV (c)                                                 421,500                              3,972
Tecnisa SA                                                                         631,761                              4,227
                                                                                                        ----------------------
                                                                                                                        8,199
                                                                                                        ----------------------
Building & Construction - Miscellaneous (1.34%)
Kumho Industrial Co Ltd (a)                                                         60,396                              4,193
Murray & Roberts Holdings Ltd                                                    1,029,478                             10,921
                                                                                                        ----------------------
                                                                                                                       15,114
                                                                                                        ----------------------
Building Products - Cement & Aggregate (1.48%)
Cemex SAB de CV (c)                                                              1,541,475                              4,969
Pretoria Portland Cement Co Ltd                                                    934,820                              5,525
Taiwan Cement Corp                                                               5,131,810                              6,175
                                                                                                        ----------------------
                                                                                                                       16,669
                                                                                                        ----------------------
Casino Hotels (0.50%)
Resorts World Bhd                                                                4,727,800                              5,637
                                                                                                        ----------------------


Cellular Telecommunications (5.41%)
America Movil SA de CV ADR                                                         402,834                             24,122
China Mobile Ltd                                                                 1,380,962                             15,868
Mobile Telesystems OJSC ADR (c)                                                    144,479                              9,239
SK Telecom Co Ltd                                                                   12,515                              2,802
SK Telecom Co Ltd ADR (a)                                                          169,929                              4,782
Turkcell Iletisim Hizmetleri AS                                                    609,862                              4,289
                                                                                                        ----------------------
                                                                                                                       61,102
                                                                                                        ----------------------
Circuit Boards (0.53%)
Tripod Technology Corp                                                           1,382,820                              6,036
                                                                                                        ----------------------

Coal (0.83%)
Bumi Resources Tbk PT                                                           22,426,000                              6,443
China Shenhua Energy Co Ltd                                                        748,000                              2,936
                                                                                                        ----------------------
                                                                                                                        9,379
                                                                                                        ----------------------
Commercial Banks (11.83%)
Banco do Brasil SA                                                                 544,200                              8,582
Banco Macro SA ADR (a)                                                             126,923                              3,598
BanColombia SA ADR                                                                 156,469                              5,569
Bank Mandiri Persero Tbk PT                                                     17,107,500                              6,363
Bank Millennium SA                                                               1,505,773                              6,970
Bank of China Ltd (a)                                                           10,660,000                              5,604
Bank of India                                                                      616,450                              3,888
Bank Pekao SA                                                                       73,428                              6,763
Bank Rakyat Indonesia                                                            4,932,500                              3,290
BNP Paribas - Rights (c)                                                           151,310                              3,636
Bumiputra-Commerce Holdings Bhd                                                  1,392,600                              4,691
China Construction Bank Corp                                                    21,848,000                             16,201
China Merchants Bank Co Ltd                                                      2,555,000                              9,144
FirstRand Ltd                                                                    2,392,454                              7,659
ICICI Bank Ltd ADR (a)                                                              61,156                              2,710
Industrial and Commercial Bank of China Ltd                                      7,489,000                              4,565
Kookmin Bank                                                                        55,057                              4,806
Malayan Banking Bhd                                                              1,644,800                              5,790
Sberbank                                                                         3,628,000                             14,535
Standard Bank Group Ltd                                                            649,307                              9,193
                                                                                                        ----------------------
                                                                                                                      133,557
                                                                                                        ----------------------
Computers (0.45%)
Acer Inc                                                                         2,342,000                              5,131
                                                                                                        ----------------------

Computers - Peripheral Equipment (0.12%)
Aten International Co Ltd                                                          259,000                              1,381
                                                                                                        ----------------------

Diversified Financial Services (2.43%)
Intergroup Financial Services Corp (b)(c)                                          100,887                              1,766
Reliance Capital Ltd                                                               116,170                              3,415
Shin Kong Financial Holding Co Ltd                                               2,790,940                              3,371
Shinhan Financial Group Co Ltd                                                     191,111                             12,933
Woori Finance Holdings Co Ltd                                                      229,770                              5,917
                                                                                                        ----------------------
                                                                                                                       27,402
                                                                                                        ----------------------
Diversified Minerals (0.64%)
Antofagasta PLC                                                                    492,431                              7,169
                                                                                                        ----------------------

Diversified Operations (1.56%)
Alfa SAB de CV                                                                     302,944                              2,080
Barloworld Ltd                                                                     205,461                              3,610
Grupo Carso SA de CV                                                               900,751                              3,609

Diversified Operations
GS Holdings Corp                                                                   150,280                              8,262
                                                                                                        ----------------------
                                                                                                                       17,561
                                                                                                        ----------------------
Electric - Generation (1.29%)
CEZ                                                                                 42,834                              2,226
China Resources Power Holdings Co                                                1,158,000                              2,956
Glow Energy PCL (b)                                                              3,918,627                              3,622
Huaneng Power International Inc                                                  5,064,000                              5,717
                                                                                                        ----------------------
                                                                                                                       14,521
                                                                                                        ----------------------
Electric - Integrated (1.33%)
Cia Paranaense de Energia                                                      251,768,783                              4,138
Korea Electric Power Corp                                                          121,310                              5,816
Unified Energy System (b)(c)                                                        36,908                              5,102
                                                                                                        ----------------------
                                                                                                                       15,056
                                                                                                        ----------------------
Electric Products - Miscellaneous (0.89%)
LG Electronics Inc                                                                 120,339                             10,092
                                                                                                        ----------------------

Electronic Components - Miscellaneous (2.44%)
Coretronic Corp                                                                  2,988,000                              5,280
HON HAI Precision Industry Co Ltd                                                1,882,750                             15,480
LG.Philips LCD Co Ltd (a)(c)                                                       146,763                              6,831
                                                                                                        ----------------------
                                                                                                                       27,591
                                                                                                        ----------------------
Electronic Components - Semiconductors (3.50%)
MediaTek Inc                                                                       671,948                             11,979
Samsung Electronics Co Ltd                                                          41,783                             27,584
                                                                                                        ----------------------
                                                                                                                       39,563
                                                                                                        ----------------------
Engineering - Research & Development Services (0.58%)
Larsen & Toubro Ltd (a)(b)                                                         102,305                              6,578
                                                                                                        ----------------------

Finance - Credit Card (0.34%)
Redecard SA (c)                                                                    144,018                              2,455
Samsung Card Co (c)                                                                 19,220                              1,399
                                                                                                        ----------------------
                                                                                                                        3,854
                                                                                                        ----------------------
Finance - Investment Banker & Broker (1.35%)
President Securities Corp                                                        7,069,000                              5,376
Tong Yang Investment Bank (a)                                                      453,600                              9,885
                                                                                                        ----------------------
                                                                                                                       15,261
                                                                                                        ----------------------
Finance - Other Services (0.85%)
Grupo Financiero Banorte SAB de CV                                               2,168,800                              9,628
                                                                                                        ----------------------

Food - Dairy Products (0.80%)
China Mengniu Dairy Co Ltd                                                       1,154,000                              4,067
Wimm-Bill-Dann Foods OJSC ADR (a)                                                   52,528                              4,938
                                                                                                        ----------------------
                                                                                                                        9,005
                                                                                                        ----------------------
Food - Miscellaneous/Diversified (0.49%)
Tiger Brands Ltd                                                                   212,931                              5,512
                                                                                                        ----------------------

Food - Retail (0.70%)
Shoprite Holdings Ltd                                                            1,801,079                              7,907
                                                                                                        ----------------------

Internet Security (0.41%)
Check Point Software Technologies (a)(c)                                           190,826                              4,649
                                                                                                        ----------------------

Life & Health Insurance (2.06%)
Cathay Financial Holding Co Ltd                                                  3,659,449                              9,500
China Life Insurance Co Ltd                                                      1,432,000                              6,177

Life & Health Insurance
Sanlam Ltd                                                                       2,406,131                              7,632
                                                                                                        ----------------------
                                                                                                                       23,309
                                                                                                        ----------------------
Machinery - General Industry (0.27%)
Industrias CH SAB de CV (c)                                                        689,085                              3,037
                                                                                                        ----------------------

Medical - Generic Drugs (0.52%)
Teva Pharmaceutical Industries Ltd ADR                                             138,385                              5,815
                                                                                                        ----------------------

Metal - Aluminum (0.57%)
Aluminum Corp of China Ltd                                                       3,176,000                              6,396
                                                                                                        ----------------------

Metal - Diversified (0.53%)
MMC Norilsk Nickel ADR (a)                                                          25,537                              5,983
                                                                                                        ----------------------

Metal Processors & Fabrication (0.25%)
Sterlite Industries India Ltd ADR (c)                                              174,083                              2,829
                                                                                                        ----------------------

Multi-Line Insurance (0.43%)
Porto Seguro SA                                                                    126,480                              4,848
                                                                                                        ----------------------

Non-Ferrous Metals (1.12%)
Grupo Mexico SAB de CV                                                             993,400                              6,931
Korea Zinc Co Ltd                                                                   25,777                              5,676
                                                                                                        ----------------------
                                                                                                                       12,607
                                                                                                        ----------------------
Oil Company - Exploration & Production (3.87%)
CNOOC Ltd                                                                       13,081,000                             15,566
Oao Gazprom (b)(c)(d)                                                               23,609                              2,541
Oao Gazprom (c)                                                                    593,244                             25,539
                                                                                                        ----------------------
                                                                                                                       43,646
                                                                                                        ----------------------
Oil Company - Integrated (4.90%)
China Petroleum & Chemical Corp                                                 11,718,000                             12,434
LUKOIL ADR                                                                         140,325                             11,135
PetroChina Co Ltd                                                                3,002,807                              4,427
Petroleo Brasileiro SA ADR (a)                                                     394,742                             25,618
Sasol Ltd                                                                           44,384                              1,675
                                                                                                        ----------------------
                                                                                                                       55,289
                                                                                                        ----------------------
Oil Refining & Marketing (2.65%)
Reliance Industries Ltd                                                            172,377                              8,002
SK Energy Co Ltd (c)                                                                48,269                              8,244
SK Holdings Co Ltd                                                                  19,715                              3,703
Thai Oil Public (b)(c)                                                             936,900                              2,397
Tupras Turkiye Petrol Rafinerileri AS                                              309,746                              7,547
                                                                                                        ----------------------
                                                                                                                       29,893
                                                                                                        ----------------------
Paper & Related Products (0.41%)
Lee & Man Paper Manufacturing Ltd                                                1,080,000                              4,603
                                                                                                        ----------------------

Petrochemicals (1.72%)
Aromatics Thailand PCL (b)(c)                                                    1,719,477                              3,689
Formosa Chemicals & Fibre Corp                                                   3,855,000                              8,933
LG Petrochemical Co Ltd                                                            143,990                              6,810
                                                                                                        ----------------------
                                                                                                                       19,432
                                                                                                        ----------------------
Platinum (0.89%)
Anglo Platinum Ltd                                                                  36,164                              4,958
Impala Platinum Holdings Ltd                                                       173,472                              5,033
                                                                                                        ----------------------
                                                                                                                        9,991
                                                                                                        ----------------------

Power Converter & Supply Equipment (0.48%)
Delta Electronics Inc                                                            1,385,633                              5,428
                                                                                                        ----------------------

Property & Casualty Insurance (0.73%)
Dongbu Insurance Co Ltd                                                            197,210                              8,245
                                                                                                        ----------------------

Public Thoroughfares (0.60%)
Zhejiang Expressway Co Ltd                                                       5,992,000                              6,792
                                                                                                        ----------------------

Real Estate Operator & Developer (2.24%)
Hopewell Holdings                                                                  836,000                              3,610
Huaku Construction Corp                                                          1,545,120                              3,136
Huang Hsiang Construction Co                                                     1,349,047                              3,603
Rodobens Negocios Imobiliarios SA                                                   85,808                              1,039
Shenzhen Investment Ltd                                                         16,286,000                             13,920
                                                                                                        ----------------------
                                                                                                                       25,308
                                                                                                        ----------------------
Retail - Consumer Electronics (0.44%)
GOME Electrical Appliances Holdings Ltd                                          3,093,218                              4,969
                                                                                                        ----------------------

Retail - Hypermarkets (0.40%)
Controladora Comercial Mexicana SA de CV                                         1,656,600                              4,556
                                                                                                        ----------------------

Retail - Major Department Store (0.52%)
Hyundai Department Store Co Ltd                                                     55,104                              5,927
                                                                                                        ----------------------

Retail - Miscellaneous/Diversified (0.81%)
Dufry South America Ltd (c)                                                        213,825                              5,699
Massmart Holdings Ltd                                                              292,141                              3,409
                                                                                                        ----------------------
                                                                                                                        9,108
                                                                                                        ----------------------
Rubber & Vinyl (0.36%)
TSRC Corp                                                                        2,948,000                              4,017
                                                                                                        ----------------------

Semiconductor Component - Integrated Circuits (4.04%)
Powertech Technology Inc                                                         1,372,000                              6,405
Realtek Semiconductor Corp                                                       1,711,000                              9,824
Richtek Technology Corp                                                            326,600                              4,639
Siliconware Precision Industries Co                                              3,645,530                              6,967
Taiwan Semiconductor Manufacturing Co Ltd                                        9,058,327                             17,787
                                                                                                        ----------------------
                                                                                                                       45,622
                                                                                                        ----------------------
Semiconductor Equipment (0.60%)
ASM Pacific Technology (a)                                                         744,500                              6,822
                                                                                                        ----------------------

Shipbuilding (0.71%)
Hyundai Heavy Industries                                                            20,638                              7,962
                                                                                                        ----------------------

Steel - Producers (5.16%)
Angang Steel Co Ltd (a)                                                          2,942,000                              8,116
China Steel Corp                                                                 6,882,460                              8,981
Evraz Group SA (b)                                                                 152,352                              7,331
Mittal Steel South Africa Ltd                                                      263,433                              4,546
POSCO ADR (a)                                                                      145,697                             20,754
Tata Steel Ltd (c)                                                                 247,153                              4,105
Usinas Siderurgicas de Minas Gerais SA                                              62,374                              4,438
                                                                                                        ----------------------
                                                                                                                       58,271
                                                                                                        ----------------------
Steel Pipe & Tube (0.19%)
TMK OAO (a)                                                                         53,891                              2,161
                                                                                                        ----------------------

Telecommunication Equipment (0.22%)
Vtech Holdings Ltd                                                                 276,000                              2,446
                                                                                                        ----------------------

Telecommunication Services (0.56%)
Digi.Com BHD                                                                       710,646                              4,424
Globe Telecom Inc                                                                   65,830                              1,896
                                                                                                        ----------------------
                                                                                                                        6,320
                                                                                                        ----------------------
Telephone - Integrated (2.79%)
Brasil Telecom Participacoes SA                                                    388,802                              5,112
Empresa Nacional de Telecomunicaciones                                             218,234                              3,649
GVT Holding SA (c)                                                                 256,320                              4,959
Telecom Egypt                                                                    1,883,699                              5,776
Telefonos de Mexico SAB de CV ADR (a)                                              133,827                              4,573
Telkom SA Ltd                                                                      318,019                              7,454
                                                                                                        ----------------------
                                                                                                                       31,523
                                                                                                        ----------------------
Transport - Marine (2.32%)
Orient Overseas International Ltd                                                  578,000                              6,881
Pacific Basin Shipping Ltd                                                       4,853,000                              7,091
STX Pan Ocean Co Ltd                                                             7,964,000                             12,268
Wan Hai Lines Ltd                                                                        1                                  -
                                                                                                        ----------------------
                                                                                                                       26,240
                                                                                                        ----------------------
Transport - Services (0.42%)
Log-in Logistica Intermodal SA (c)                                                 645,522                              4,696
                                                                                                        ----------------------

Water (0.44%)
Companhia de Saneamento Basico de Estado de Sao Paulo (c)                          209,280                              4,971
                                                                                                        ----------------------

Water Treatment Systems (0.54%)
Woongjin Coway Co Ltd (a)                                                          186,720                              6,050
                                                                                                        ----------------------
TOTAL COMMON STOCKS                                                                                  $              1,056,337
                                                                                                        ----------------------
PREFERRED STOCKS (5.05%)
Diversified Minerals (2.65%)
Cia Vale do Rio Doce                                                               710,810                             29,911
                                                                                                        ----------------------

Diversified Operations (0.70%)
Investimentos Itau SA                                                            1,249,459                              7,855
                                                                                                        ----------------------

Electric - Integrated (0.26%)
Cia Energetica de Minas Gerais                                                     144,543                              2,948
                                                                                                        ----------------------

Investment Companies (0.49%)
Bradespar SA                                                                       129,200                              5,437
Lereko Mobility Pty Ltd                                                              4,384                                 25
                                                                                                        ----------------------
                                                                                                                        5,462
                                                                                                        ----------------------
Steel - Producers (0.95%)
Gerdau SA                                                                          246,889                              6,273
Usinas Siderurgicas de Minas Gerais SA                                              72,900                              4,490
                                                                                                        ----------------------
                                                                                                                       10,763
                                                                                                        ----------------------
TOTAL PREFERRED STOCKS                                                                               $                 56,939
                                                                                                        ----------------------

                                                                           Principal
                                                                        Amount (000's)                      Value (000's)
MONEY MARKET FUNDS (8.15%)
Money Center Banks (8.15%)
BNY Institutional Cash Reserve Fund (e)                                             92,031                             92,031
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $                 92,031
                                                                                                        ----------------------
Total Investments                                                                                    $              1,205,307
Liabilities in Excess of Other Assets, Net - (6.79)%                                                                 (76,590)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $              1,128,717
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $34,402 or 3.05% of net assets.

(c)  Non-Income Producing Security

(d)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value  of these  securities  totaled  $2,541  or 0.23% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                  $                204,352
Unrealized Depreciation                                                                                                  (14,741)
                                                                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                189,611
Cost for federal income tax purposes                                                                                    1,015,040
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------
Country                                                      Percent
---------------------------------------------------------------------
Korea, Republic Of                                            18.61%
Taiwan, Province Of China                                     13.24%
Brazil                                                        11.69%
Hong Kong                                                      8.53%
United States                                                  8.48%
China                                                          7.84%
Russian Federation                                             7.84%
South Africa                                                   7.54%
Mexico                                                         6.46%
India                                                          4.39%
Indonesia                                                      1.95%
Malaysia                                                       1.82%
Turkey                                                         1.51%
Poland                                                         1.22%
Thailand                                                       0.98%
Israel                                                         0.93%
United Kingdom                                                 0.64%
Egypt                                                          0.51%
Bermuda                                                        0.50%
Colombia                                                       0.49%
Mauritius                                                      0.45%
Chile                                                          0.32%
Argentina                                                      0.32%
Czech Republic                                                 0.20%
Philippines                                                    0.17%
Panama                                                         0.16%
Liabilities in Excess of Other Assets, Net                  (-6.79%)
                                               ----------------------
TOTAL NET ASSETS                                             100.00%
                                               ======================




--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
Schedule of Investments
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
July 31, 2007 (unaudited)
--------------------------------------------------------
--------------------------------------------------------
International Growth Fund



--------------------------------------------------------
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Shares Held                Value (000's)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.45%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Advertising Services (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                               559,061              $        8,012
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Agricultural Chemicals (1.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Agruim Inc (a)                                                              147,000                       6,180
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Potash Corp of Saskatchewan (a)                                             153,100                      12,298
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Yara International ASA                                                      278,000                       7,391
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         25,869
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Airlines (0.33%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Air France-KLM (b)                                                          151,293                       6,810
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers (0.57%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd                                                         873,700                      11,676
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Appliances (0.08%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Indesit Co SpA                                                               73,207                       1,607
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Auto - Car & Light Trucks (1.78%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                 134,081                       8,341
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp                                                           466,800                      28,378
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         36,719
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Auto/Truck Parts & Equipment - Original (0.74%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Aisin Seiki Co Ltd                                                          188,100                       7,392
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tokai Rika Co Ltd                                                           296,500                       7,884
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         15,276
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Brewery (1.13%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Heineken NV (b)                                                             170,566                      10,810
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
InBev NV                                                                    153,951                      12,397
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         23,207
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building - Heavy Construction (0.75%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                    214,162                      15,341
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building - Residential & Commercial (0.27%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad SA (a)                                                      100,645                       5,522
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building & Construction - Miscellaneous (0.88%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bouygues SA                                                                  97,232                       7,788
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Peab AB                                                                     340,900                      10,375
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         18,163
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building & Construction Products - Miscellaneous (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Kingspan Group plc                                                          304,549                       7,293
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building Products - Cement & Aggregate (0.89%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Holcim Ltd                                                                   91,584                       9,702
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                   50,612                       8,573
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         18,275
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Building Products - Doors & Windows (0.45%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co Ltd                                                          688,000                       9,211
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications (0.24%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Hikari Tsushin Inc                                                          123,394                       4,906
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified (0.90%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                     143,469                      18,556
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SGL Carbon AG (a)                                                           159,217                       8,101
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Circuit Boards (0.51%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ibiden Co Ltd                                                               142,500                      10,447
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks (13.09%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                      249,171                       6,469
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp PLC                                                   489,965                       9,091
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA (b)                                      743,042                      18,190
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                822,425                      11,544
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                 144,194                      15,851
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd/The                                                          664,000                       5,588
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                                             80,135                      10,919
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
HBOS PLC                                                                  1,056,891                      20,581
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
KBC Groep NV                                                                 71,981                       9,364
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group Inc                                            1,489                      15,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group Inc                                                    3,671                      25,855
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Mizuho Trust & Banking Co Ltd (b)                                         4,259,000                       8,160
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National Bank of Greece SA                                                  166,109                       9,714
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp                                              1,404,000                       8,307
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Piraeus Bank SA                                                             283,507                      10,052
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                          1,022,897                      12,179
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                            270,900                       9,259
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group Inc                                           1,236                      11,170
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Torinto Dominion Bank (a)                                                   130,600                       8,357
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA (b)                                               2,178,736                      18,482
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd                                                    622,000                       9,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp                                                        695,631                      15,383
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        269,502
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Computer Services (0.36%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Computershare Ltd                                                           890,183                       7,465
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Computers (0.74%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd (a)                                                   71,000                      15,241
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Dialysis Centers (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co KGaA                                         150,500                       7,113
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Distribution & Wholesale (0.30%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Matsuda Sangyo Co Ltd (b)                                                   244,800                       6,248
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (0.37%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Woori Finance Holdings Co Ltd                                               293,030                       7,546
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations (1.89%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Charter PLC (a)                                                             503,915                      11,696
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                  215,069                      27,221
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         38,917
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Diversified Minerals (3.21%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd                                                            696,504                      22,185
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                            628,219                      18,420
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Diversified Minerals
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Mining Co Ltd                                                488,000                      11,838
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Xstrata PLC                                                                 214,639                      13,677
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         66,120
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Diversified Operations (0.41%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Jardine Matheson Holdings Ltd                                               348,722                       8,374
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Electric - Integrated (3.83%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                     156,229                      24,499
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Enel SpA                                                                  1,052,565                      10,866
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fortis Inc                                                                  179,800                       4,438
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
International Power PLC                                                   1,359,598                      11,302
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                       43,351                       4,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy PLC                                              509,200                      14,888
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Union Fenosa SA (b)                                                         151,475                       8,282
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         78,868
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Electric Products - Miscellaneous (0.46%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
LG Electronics Inc                                                          113,902                       9,553
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Electronic Components - Miscellaneous (0.84%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Chemring Group PLC                                                          224,333                       8,669
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co Ltd (a)(b)                                                184,490                       8,586
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         17,255
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors (0.73%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co Ltd                                                   11,988                       7,914
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sumco Corp                                                                  139,900                       7,183
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         15,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Engineering - Research & Development Services (1.37%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ABB Ltd                                                                     443,932                      10,676
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Keller Group PLC                                                            341,017                       6,747
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
WorleyParsons Ltd                                                           378,108                      10,823
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         28,246
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
E-Services - Consulting (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ementor ASA (a)                                                             842,700                       7,176
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Feminine Health Care Products (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Hengan International Group Co Ltd (b)                                     2,368,000                       7,959
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Filtration & Separation Products (0.50%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Alfa Laval AB                                                               162,650                      10,215
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Finance - Investment Banker & Broker (1.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd                                                         350,682                       8,303
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd (b)                                                      183,284                      12,651
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                      139,982                       7,750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         28,704
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Finance - Leasing Company (0.41%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ORIX Corp                                                                    35,250                       8,461
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Finance - Other Services (1.17%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                          113,676                      13,329
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Man Group Plc                                                               942,345                      10,727
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         24,056
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fisheries (0.28%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nippon Suisan Kaisha Ltd                                                  1,032,700                       5,808
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified (1.81%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                    52,811                      20,289
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Orkla ASA                                                                   604,000                      11,353
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unilever NV                                                                 183,700                       5,552
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         37,194
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Food - Retail (2.00%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Metro Inc                                                                   199,500                       7,106
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                 2,552,827                      20,981
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Woolworths Ltd                                                              567,264                      13,075
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         41,162
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Food - Wholesale & Distribution (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sligro Food Group NV                                                        171,409                       8,122
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Gas - Distribution (0.72%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Centrica PLC                                                              2,039,683                      14,794
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Gold Mining (0.34%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp                                                            80,900                       7,053
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Human Resources (0.42%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Michael Page International Plc                                              793,503                       8,711
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Internet Content - Information & News (0.41%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Seek Ltd (b)                                                              1,184,551                       8,416
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Investment Management & Advisory Services (0.37%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AGF Management Ltd                                                          220,100                       7,595
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Life & Health Insurance (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Standard Life PLC                                                         1,176,221                       7,287
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Machinery - Construction & Mining (1.09%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Hitachi Construction Machinery Co Ltd                                       251,700                       9,983
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Komatsu Ltd                                                                 392,600                      12,391
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         22,374
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Machinery - General Industry (0.52%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                       74,153                      10,750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Machinery Tools & Related Products (0.33%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Mori Seiki Co Ltd                                                           208,000                       6,784
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Medical - Biomedical/Gene (0.61%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CSL Ltd/Australia                                                           166,176                      12,451
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Medical - Drugs (6.65%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Actelion Ltd (a)                                                            156,626                       8,349
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                             210,341                      10,871
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Biovail Corp International (a)                                              232,146                       4,407
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         926,941                      23,459
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                 351,882                      18,980
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S                                                            114,475                      12,011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                            140,470                      24,878
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                              137,370                      11,507
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co Ltd                                                250,400                      16,311
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co Ltd                                                       518,000                       6,067
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        136,840
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution (0.73%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Meda AB                                                                     515,100                       8,324
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                212,679                       6,800
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         15,124
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Medical Products (0.45%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cochlear Ltd                                                                178,115                       9,298
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Metal - Diversified (1.03%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Pacific Metals Co Ltd (b)                                                   538,000                       9,315
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rio Tinto Ltd (b)                                                            58,466                       4,557
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rio Tinto PLC                                                               101,577                       7,326
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         21,198
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Multi-Line Insurance (1.94%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Allianz SE                                                                   52,954                      11,271
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CNP Assurances (b)                                                           66,518                       8,720
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                           168,921                       8,063
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Zurich Financial Services AG                                                 40,871                      11,910
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         39,964
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Multimedia (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vivendi (b)                                                                 169,578                       7,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Networking Products (0.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NTT Data Corp                                                                 1,263                       5,289
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals (0.63%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Korea Zinc Co Ltd                                                            58,922                      12,975
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Office Automation & Equipment (1.33%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Canon Inc                                                                   391,330                      20,683
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ricoh Co Ltd                                                                306,000                       6,633
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         27,316
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oil - Field Services (0.98%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fugro NV                                                                    181,721                      12,093
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Petrofac Ltd                                                                922,914                       8,074
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         20,167
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oil Company - Exploration & Production (1.25%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EnCana (a)                                                                  242,500                      14,844
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Talisman Energy (a)                                                         592,300                      10,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         25,676
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oil Company - Integrated (5.55%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                322,227                       5,241
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                      445,587                       5,153
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ENI SpA                                                                     547,323                      19,154
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Imperial Oil Ltd (a)                                                        229,000                      10,673
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC - A Shares                                            396,608                      15,430
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC - B Shares                                            357,968                      14,141
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc (a)                                                       207,300                      18,742
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total SA (b)                                                                327,149                      25,764
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        114,298
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oil Refining & Marketing (0.28%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Caltex Australia Ltd                                                        276,485                       5,827
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Photo Equipment & Supplies (0.50%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Olympus Corp                                                                251,000                      10,289
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Publicly Traded Investment Fund (0.78%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund (b)                                            203,277                      16,024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Publishing - Periodicals (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
United Business Media PLC                                                   518,630                       7,936
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Services (0.53%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ardepro Co Ltd (b)                                                           15,700                       4,360
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nexity                                                                       86,427                       6,452
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         10,812
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Real Estate Operator & Developer (1.62%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
City Developments Ltd                                                       705,000                       6,912
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Joint Corp                                                                  160,100                       4,366
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd (b)                                                       1,588,000                       8,605
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co Ltd                                        244,000                       7,250
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Urban Corp                                                                  389,900                       6,176
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         33,309
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
REITS - Diversified (0.44%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
British Land Co PLC                                                         362,348                       9,041
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retail - Apparel & Shoe (1.31%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB                                                         273,950                      15,742
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Inditex SA (b)                                                              187,226                      11,199
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         26,941
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retail - Computer Equipment (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Game Group Plc                                                            1,814,417                       7,173
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retail - Jewelry (0.59%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Swatch Group AG                                                              39,951                      12,053
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retail - Pubs (0.42%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Punch Taverns PLC                                                           368,836                       8,543
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retail - Video Rental (0.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Geo Corp (b)                                                                  2,650                       5,327
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Rubber - Tires (0.96%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin (b)                           66,187                       8,738
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Continental AG                                                               76,728                      11,092
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         19,830
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Seismic Data Collection (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cie Generale de Geophysique-Veritas (a)(b)                                   32,022                       8,086
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shipbuilding (1.01%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries                                                     25,609                       9,880
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co Ltd                                                     197,330                      10,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         20,770
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Soap & Cleaning Products (0.70%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                       269,972                      14,451
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Steel - Producers (2.82%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Arcelor Mittal (b)                                                          336,794                      20,594
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp                                                         1,965,000                      14,780
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                59,535                      12,094
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Voestalpine AG                                                              127,348                      10,595
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         58,063
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Storage & Warehousing (0.29%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Sumitomo Warehouse Co Ltd/The                                               961,234                       5,923
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Telecommunication Equipment (0.46%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vtech Holdings Ltd                                                        1,069,000                       9,472
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Telephone - Integrated (2.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BT Group PLC                                                              2,510,937                      15,926
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
KDDI Corp                                                                     1,015                       6,733
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Telefonica SA (b)                                                         1,015,743                      23,772
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         46,431
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Therapeutics (0.37%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Grifols SA                                                                  363,649                       7,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tobacco (1.57%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                  340,616                      14,931
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Japan Tobacco Inc                                                             1,797                       9,133
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
KT&G Corp                                                                   109,871                       8,231
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         32,295
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tools - Hand Held (0.58%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Makita Corp                                                                 259,300                      11,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Toys (0.91%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nintendo Co Ltd                                                              38,800                      18,707
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Transport - Marine (1.10%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd (b)                                               642,000                       8,787
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Mitsui OSK Lines Ltd                                                        886,000                      13,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         22,619
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Transport - Services (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Go-Ahead Group Plc                                                          145,160                       8,086
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Venture Capital (0.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
3i Group PLC (a)                                                            372,238                       8,061
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wire & Cable Products (0.35%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nexans SA                                                                    40,943                       7,178
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wireless Equipment (1.57%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                                   985,562                      28,154
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                                           1,136,000                       4,254
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         32,408
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                              $    2,026,186
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.63%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Auto - Car & Light Trucks (0.63%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                    7,121                      12,937
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                           $       12,937
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                        Principal
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                            Amount (000's)              Value (000's)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.66%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Commercial Paper (0.66%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Investment in Joint Trading Account; Citigroup Funding
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
5.35%, 8/ 1/2007                                                             13,620                      13,620
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $       13,620
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (9.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Money Center Banks (9.39%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BNY Institutional Cash Reserve Fund (c)                                     193,308                     193,308
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS                                                                         $      193,308
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                $    2,246,051
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net - (9.13)%                                                   (187,923)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                                                       $    2,058,128
                                                                       ------------
                                                                        ------------

---------------------------------------------------------------------------------------------------=========================
---------------------------------------------------------------------------------------------------=========================


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.




Unrealized Appreciation (Depreciation)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Unrealized Appreciation                                      280,380
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Unrealized Depreciation                                      (49,157)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                   231,223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cost for federal income tax purposes                       2,014,828
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
All dollar amounts are shown in thousands (000's)
                                                                     ------------
                                                                     ------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Portfolio Summary (unaudited)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Country                                                      Percent
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Japan                                                         19.22%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
United Kingdom                                                16.56%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
United States                                                 10.83%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Germany                                                        8.79%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
France                                                         6.97%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Switzerland                                                    6.72%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Australia                                                      6.34%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Canada                                                         6.21%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Netherlands                                                    4.54%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Korea, Republic Of                                             3.67%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Spain                                                          3.35%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Italy                                                          2.83%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sweden                                                         2.83%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hong Kong                                                      1.82%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Singapore                                                      1.60%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Finland                                                        1.37%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norway                                                         1.26%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ireland                                                        1.11%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belgium                                                        1.06%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Greece                                                         0.96%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denmark                                                        0.58%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Austria                                                        0.51%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net                   (-9.13%)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL NET ASSETS                                             100.00%
--------------------------------------------------------=========================
--------------------------------------------------------=========================

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

------------------------------------------------------------------------------



Schedule of Investments

July 31, 2007 (unaudited)
LargeCap Growth Fund



                                                                            Shares Held                       Value (000's)
COMMON STOCKS (94.83%)
Aerospace & Defense Equipment (1.82%)
United Technologies Corp                                                             948,000           $                 69,175
                                                                                                          ----------------------

Agricultural Chemicals (3.68%)
Monsanto Co                                                                          831,197                             53,571
Potash Corp of Saskatchewan (a)                                                    1,063,800                             85,891
                                                                                                          ----------------------
                                                                                                                        139,462
                                                                                                          ----------------------
Airlines (2.03%)
UAL Corp (a)(b)                                                                    1,747,351                             77,128
                                                                                                          ----------------------

Apparel Manufacturers (3.26%)
Guess ? Inc (a)                                                                    1,429,922                             67,907
Polo Ralph Lauren Corp                                                               625,000                             55,844
                                                                                                          ----------------------
                                                                                                                        123,751
                                                                                                          ----------------------
Applications Software (3.68%)
Microsoft Corp                                                                     4,810,300                            139,451
                                                                                                          ----------------------

Beverages - Non-Alcoholic (3.75%)
Coca-Cola Co/The                                                                   2,731,103                            142,318
                                                                                                          ----------------------

Cellular Telecommunications (1.61%)
NII Holdings Inc (a)(b)                                                              725,000                             60,914
                                                                                                          ----------------------

Computer Services (1.71%)
Cognizant Technology Solutions Corp (b)                                              801,000                             64,865
                                                                                                          ----------------------

Computers (7.20%)
Apple Inc (b)                                                                      1,169,607                            154,108
Hewlett-Packard Co                                                                 2,586,300                            119,047
                                                                                                          ----------------------
                                                                                                                        273,155
                                                                                                          ----------------------
Computers - Memory Devices (0.97%)
SanDisk Corp (a)(b)                                                                  686,000                             36,790
                                                                                                          ----------------------

Cosmetics & Toiletries (1.32%)
Avon Products Inc                                                                  1,389,000                             50,018
                                                                                                          ----------------------

Data Processing & Management (2.44%)
Fidelity National Information Services                                               380,878                             18,903
Mastercard Inc (a)                                                                   457,281                             73,531
                                                                                                          ----------------------
                                                                                                                         92,434
                                                                                                          ----------------------
Diversified Manufacturing Operations (1.40%)
3M Co                                                                                595,000                             52,907
                                                                                                          ----------------------

E-Commerce - Products (1.15%)
Amazon.Com Inc (a)(b)                                                                555,000                             43,590
                                                                                                          ----------------------

E-Commerce - Services (1.45%)
eBay Inc (a)(b)                                                                    1,703,000                             55,177
                                                                                                          ----------------------


Electric Products - Miscellaneous (1.52%)
Emerson Electric Co                                                                1,228,500                             57,825
                                                                                                          ----------------------

Electronic Components - Semiconductors (2.51%)
MEMC Electronic Materials Inc (b)                                                    879,000                             53,900
Nvidia Corp (a)(b)                                                                   905,000                             41,413
                                                                                                          ----------------------
                                                                                                                         95,313
                                                                                                          ----------------------
Electronic Measurement Instruments (0.67%)
Garmin Ltd (a)                                                                       302,000                             25,338
                                                                                                          ----------------------

Engines - Internal Combustion (1.13%)
Cummins Inc                                                                          361,194                             42,874
                                                                                                          ----------------------

Finance - Investment Banker & Broker (4.88%)
Goldman Sachs Group Inc/The                                                          514,100                             96,826
Morgan Stanley                                                                     1,384,300                             88,415
                                                                                                          ----------------------
                                                                                                                        185,241
                                                                                                          ----------------------
Finance - Mortgage Loan/Banker (1.18%)
Fannie Mae                                                                           746,000                             44,641
                                                                                                          ----------------------

Food - Confectionery (1.47%)
WM Wrigley Jr Co (a)                                                                 964,200                             55,615
                                                                                                          ----------------------

Instruments - Scientific (2.44%)
Thermo Fisher Scientific Inc (b)                                                   1,769,000                             92,359
                                                                                                          ----------------------

Machinery - Farm (1.77%)
Deere & Co                                                                           558,000                             67,194
                                                                                                          ----------------------

Medical - Biomedical/Gene (1.43%)
Celgene Corp (a)(b)                                                                  894,400                             54,165
                                                                                                          ----------------------

Medical - Drugs (4.43%)
Merck & Co Inc                                                                     2,209,000                            109,677
Shire PLC ADR (a)                                                                    788,004                             58,147
                                                                                                          ----------------------
                                                                                                                        167,824
                                                                                                          ----------------------
Medical - Generic Drugs (1.02%)
Teva Pharmaceutical Industries Ltd ADR                                               919,000                             38,616
                                                                                                          ----------------------

Medical Instruments (2.43%)
Intuitive Surgical Inc (a)(b)                                                        432,571                             91,969
                                                                                                          ----------------------

Metal - Diversified (1.90%)
Freeport-McMoRan Copper & Gold Inc (a)                                               766,000                             71,989
                                                                                                          ----------------------

Networking Products (4.43%)
Cisco Systems Inc (b)                                                              4,968,700                            143,645
Juniper Networks Inc (a)(b)                                                          813,000                             24,358
                                                                                                          ----------------------
                                                                                                                        168,003
                                                                                                          ----------------------
Oil Company - Exploration & Production (1.90%)
Devon Energy Corp                                                                    965,700                             72,051
                                                                                                          ----------------------

Oil Field Machinery & Equipment (2.48%)
National Oilwell Varco Inc (a)(b)                                                    783,000                             94,046
                                                                                                          ----------------------


Optical Supplies (1.31%)
Alcon Inc (a)                                                                        365,000                             49,822
                                                                                                          ----------------------

Pharmacy Services (1.81%)
Medco Health Solutions Inc (b)                                                       844,000                             68,592
                                                                                                          ----------------------

Retail - Drug Store (1.96%)
CVS Caremark Corp                                                                  2,113,900                             74,388
                                                                                                          ----------------------

Retail - Major Department Store (1.31%)
Saks Inc (a)                                                                       2,680,300                             49,612
                                                                                                          ----------------------

Retail - Regional Department Store (1.68%)
Kohl's Corp (b)                                                                    1,050,900                             63,895
                                                                                                          ----------------------

Retail - Restaurants (2.42%)
McDonald's Corp                                                                    1,915,500                             91,695
                                                                                                          ----------------------

Steel - Specialty (1.08%)
Allegheny Technologies Inc (a)                                                       390,717                             40,998
                                                                                                          ----------------------

Therapeutics (2.84%)
Gilead Sciences Inc (b)                                                            2,893,400                            107,721
                                                                                                          ----------------------

Web Portals (2.92%)
Google Inc (b)                                                                       217,290                            110,818
                                                                                                          ----------------------

Wireless Equipment (2.44%)
Qualcomm Inc (a)                                                                   2,222,900                             92,584
                                                                                                          ----------------------
TOTAL COMMON STOCKS                                                                                    $              3,596,323
                                                                                                          ----------------------
                                                                                Principal
                                                                               Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (4.95%)
Repurchase Agreements (4.95%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                        93,824                             93,824
Government Agency Issues; $96,639,000; 0%-6.63%; dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29% dated 07/31/07
 maturing 08/01/07 (collateralized by U.S.                                            93,824                             93,824
Government Agency Issues; $96,639,000; 0%-6.63%; dated 08/27/07-11/05/32)
                                                                                                          ----------------------

                                                                                                                        187,648
                                                                                                          ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $                187,648
                                                                                                          ----------------------
MONEY MARKET FUNDS (11.70%)
Money Center Banks (11.70%)
BNY Institutional Cash Reserve Fund (c)                                              443,756                            443,756
                                                                                                          ----------------------
TOTAL MONEY MARKET FUNDS                                                                               $                443,756
                                                                                                          ----------------------
Total Investments                                                                                      $              4,227,727
Liabilities in Excess of Other Assets, Net - (11.48)%                                                                 (435,341)
                                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                                             $              3,792,386
                                                                                                          ======================
                                                                                                          ----------------------

                                                                                                          ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                $                460,201
Unrealized Depreciation                                                                                                (59,578)
                                                                                                          ----------------------
Net Unrealized Appreciation (Depreciation)                                                                              400,623
Cost for federal income tax purposes                                                                                  3,827,104
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ -------------------------------- ----------- ----------------------
Sector                                                                                                                  Percent
------------------------------------------------------------ -------------------------------- ----------- ----------------------
Financial                                                                                                                22.71%
Consumer, Non-cyclical                                                                                                   21.80%
Technology                                                                                                               18.51%
Communications                                                                                                           14.00%
Consumer, Cyclical                                                                                                       12.67%
Industrial                                                                                                               10.75%
Basic Materials                                                                                                           6.66%
Energy                                                                                                                    4.38%
Liabilities in Excess of Other Assets, Net                                                                            (-11.48%)
                                                                                                          ----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                          ======================




Schedule of Investments

July 31, 2007 (unaudited)
LargeCap S&P 500 Index Fund



                                                                 Shares Held                       Value (000's)
COMMON STOCKS (97.66%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                                        38,239           $                    401
Omnicom Group Inc                                                          26,978                              1,399
                                                                                               ----------------------
                                                                                                               1,800
                                                                                               ----------------------
Aerospace & Defense (1.58%)
Boeing Co                                                                  64,214                              6,642
General Dynamics Corp                                                      33,014                              2,594
Lockheed Martin Corp                                                       28,941                              2,850
Northrop Grumman Corp                                                      28,144                              2,142
Raytheon Co                                                                36,197                              2,004
Rockwell Collins Inc                                                       13,647                                937
                                                                                               ----------------------
                                                                                                              17,169
                                                                                               ----------------------
Aerospace & Defense Equipment (0.61%)
Goodrich Corp                                                              10,207                                642
United Technologies Corp                                                   81,097                              5,918
                                                                                               ----------------------
                                                                                                               6,560
                                                                                               ----------------------
Agricultural Chemicals (0.26%)
Monsanto Co                                                                44,324                              2,857
                                                                                               ----------------------

Agricultural Operations (0.17%)
Archer-Daniels-Midland Co                                                  53,231                              1,789
                                                                                               ----------------------

Airlines (0.09%)
Southwest Airlines Co (a)                                                  63,678                                997
                                                                                               ----------------------

Apparel Manufacturers (0.27%)
Coach Inc (b)                                                              30,267                              1,376
Jones Apparel Group Inc                                                     8,881                                222
Liz Claiborne Inc (a)                                                       8,525                                300
Polo Ralph Lauren Corp                                                      4,997                                446
VF Corp                                                                     7,266                                623
                                                                                               ----------------------
                                                                                                               2,967
                                                                                               ----------------------
Appliances (0.06%)
Whirlpool Corp                                                              6,436                                657
                                                                                               ----------------------

Applications Software (1.98%)
Citrix Systems Inc (b)                                                     14,727                                533
Compuware Corp (b)                                                         24,560                                229
Intuit Inc (b)                                                             27,937                                800
Microsoft Corp                                                            686,566                             19,903
                                                                                               ----------------------
                                                                                                              21,465
                                                                                               ----------------------
Athletic Footwear (0.16%)
Nike Inc                                                                   30,919                              1,745
                                                                                               ----------------------

Audio & Video Products (0.06%)
Harman International Industries Inc                                         5,313                                616
                                                                                               ----------------------

Auto - Car & Light Trucks (0.26%)
Ford Motor Co (a)                                                         153,329                              1,305

Auto - Car & Light Trucks
General Motors Corp (a)                                                    46,137                              1,495
                                                                                               ----------------------
                                                                                                               2,800
                                                                                               ----------------------
Auto - Medium & Heavy Duty Trucks (0.15%)
Paccar Inc                                                                 20,250                              1,657
                                                                                               ----------------------

Auto/Truck Parts & Equipment - Original (0.17%)
Johnson Controls Inc                                                       16,090                              1,821
                                                                                               ----------------------

Beverages - Non-Alcoholic (1.67%)
Coca-Cola Co/The                                                          163,885                              8,540
Coca-Cola Enterprises Inc                                                  22,748                                516
Pepsi Bottling Group Inc                                                   10,729                                359
PepsiCo Inc                                                               132,841                              8,717
                                                                                               ----------------------
                                                                                                              18,132
                                                                                               ----------------------
Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                                           6,427                                427
Constellation Brands Inc (a)(b)                                            15,755                                346
                                                                                               ----------------------
                                                                                                                 773
                                                                                               ----------------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                                                     61,963                              3,022
Molson Coors Brewing Co (a)                                                 3,861                                343
                                                                                               ----------------------
                                                                                                               3,365
                                                                                               ----------------------
Broadcasting Services & Programming (0.14%)
Clear Channel Communications Inc                                           40,480                              1,494
                                                                                               ----------------------

Building - Residential & Commercial (0.15%)
Centex Corp                                                                 9,741                                364
DR Horton Inc                                                              22,286                                364
KB Home                                                                     6,265                                199
Lennar Corp                                                                11,355                                348
Pulte Homes Inc (a)                                                        17,326                                335
                                                                                               ----------------------
                                                                                                               1,610
                                                                                               ----------------------
Building Products - Air & Heating (0.07%)
American Standard Cos Inc                                                  14,341                                775
                                                                                               ----------------------

Building Products - Wood (0.08%)
Masco Corp                                                                 30,802                                838
                                                                                               ----------------------

Cable TV (0.75%)
Comcast Corp (a)(b)                                                       253,792                              6,667
DIRECTV Group Inc/The (b)                                                  62,875                              1,409
                                                                                               ----------------------
                                                                                                               8,076
                                                                                               ----------------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                                                 15,224                              1,289
                                                                                               ----------------------

Casino Services (0.09%)
International Game Technology                                              27,111                                958
                                                                                               ----------------------

Cellular Telecommunications (0.17%)
Alltel Corp                                                                28,175                              1,858
                                                                                               ----------------------

Chemicals - Diversified (0.79%)
Dow Chemical Co/The                                                        77,738                              3,380
EI Du Pont de Nemours & Co                                                 75,327                              3,520
PPG Industries Inc                                                         13,389                              1,021

Chemicals - Diversified
Rohm & Haas Co                                                             11,607                                656
                                                                                               ----------------------
                                                                                                               8,577
                                                                                               ----------------------
Chemicals - Specialty (0.22%)
Ashland Inc                                                                 4,556                                278
Eastman Chemical Co                                                         6,861                                472
Ecolab Inc (a)                                                             14,293                                602
Hercules Inc (a)                                                            9,508                                198
International Flavors & Fragrances Inc                                      6,332                                317
Sigma-Aldrich Corp                                                         10,709                                485
                                                                                               ----------------------
                                                                                                               2,352
                                                                                               ----------------------
Coal (0.14%)
Consol Energy Inc                                                          14,850                                619
Peabody Energy Corp (a)                                                    21,609                                913
                                                                                               ----------------------
                                                                                                               1,532
                                                                                               ----------------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                                     8,927                                622
                                                                                               ----------------------

Commercial Banks (0.73%)
BB&T Corp                                                                  44,247                              1,656
Commerce Bancorp Inc/NJ (a)                                                15,607                                522
Compass Bancshares Inc                                                     10,741                                744
First Horizon National Corp (a)                                            10,255                                325
M&T Bank Corp (a)                                                           6,179                                657
Marshall & Ilsley Corp                                                     21,131                                871
Regions Financial Corp                                                     57,470                              1,728
Synovus Financial Corp (a)                                                 26,666                                745
Zions Bancorporation                                                        8,970                                669
                                                                                               ----------------------
                                                                                                               7,917
                                                                                               ----------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                         11,165                                213
                                                                                               ----------------------

Commercial Services - Finance (0.30%)
Equifax Inc                                                                11,863                                480
H&R Block Inc (a)                                                          26,335                                526
Moody's Corp (a)                                                           18,756                              1,009
Western Union Co/The                                                       63,012                              1,257
                                                                                               ----------------------
                                                                                                               3,272
                                                                                               ----------------------
Computer Aided Design (0.07%)
Autodesk Inc (b)                                                           18,855                                799
                                                                                               ----------------------

Computer Services (0.32%)
Affiliated Computer Services Inc (b)                                        8,087                                434
Cognizant Technology Solutions Corp (b)                                    11,724                                949
Computer Sciences Corp (b)                                                 14,126                                787
Electronic Data Systems Corp                                               41,499                              1,120
Unisys Corp (b)                                                            28,360                                229
                                                                                               ----------------------
                                                                                                               3,519
                                                                                               ----------------------
Computers (3.52%)
Apple Inc (b)                                                              70,538                              9,294
Dell Inc (b)                                                              185,254                              5,181
Hewlett-Packard Co                                                        213,575                              9,831
International Business Machines Corp                                      111,402                             12,327
Sun Microsystems Inc (a)(b)                                               291,159                              1,485
                                                                                               ----------------------
                                                                                                              38,118
                                                                                               ----------------------

Computers - Integrated Systems (0.07%)
NCR Corp (b)                                                               14,671                                766
                                                                                               ----------------------

Computers - Memory Devices (0.46%)
EMC Corp/Massachusetts (b)                                                171,132                              3,168
Network Appliance Inc (a)(b)                                               30,260                                857
SanDisk Corp (a)(b)                                                        18,611                                998
                                                                                               ----------------------
                                                                                                               5,023
                                                                                               ----------------------
Computers - Peripheral Equipment (0.03%)
Lexmark International Inc (b)                                               7,712                                305
                                                                                               ----------------------

Consumer Products - Miscellaneous (0.39%)
Clorox Co                                                                  12,376                                748
Fortune Brands Inc                                                         12,458                              1,013
Kimberly-Clark Corp                                                        37,198                              2,502
                                                                                               ----------------------
                                                                                                               4,263
                                                                                               ----------------------
Containers - Metal & Glass (0.04%)
Ball Corp                                                                   8,326                                427
                                                                                               ----------------------

Containers - Paper & Plastic (0.09%)
Bemis Co Inc (a)                                                            8,530                                251
Pactiv Corp (b)                                                            10,633                                336
Sealed Air Corp (a)                                                        13,175                                359
                                                                                               ----------------------
                                                                                                                 946
                                                                                               ----------------------
Cosmetics & Toiletries (1.88%)
Avon Products Inc                                                          35,790                              1,289
Colgate-Palmolive Co                                                       41,713                              2,753
Estee Lauder Cos Inc/The (a)                                                9,622                                433
Procter & Gamble Co                                                       256,800                             15,886
                                                                                               ----------------------
                                                                                                              20,361
                                                                                               ----------------------
Cruise Lines (0.15%)
Carnival Corp                                                              36,079                              1,599
                                                                                               ----------------------

Data Processing & Management (0.60%)
Automatic Data Processing Inc                                              45,117                              2,094
Fidelity National Information Services                                     13,341                                662
First Data Corp                                                            61,523                              1,956
Fiserv Inc (b)                                                             13,716                                678
Paychex Inc                                                                27,721                              1,147
                                                                                               ----------------------
                                                                                                               6,537
                                                                                               ----------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                                   11,347                                407
                                                                                               ----------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                                 8,422                                661
                                                                                               ----------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                           13,895                                661
WW Grainger Inc                                                             5,792                                506
                                                                                               ----------------------
                                                                                                               1,167
                                                                                               ----------------------
Diversified Manufacturing Operations (4.98%)
3M Co                                                                      58,734                              5,223
Cooper Industries Ltd                                                      14,928                                790
Danaher Corp (a)                                                           19,416                              1,450
Dover Corp                                                                 16,670                                850
Eaton Corp                                                                 11,947                              1,161
General Electric Co (c)                                                   839,016                             32,520
Diversified Manufacturing Operations
Honeywell International Inc                                                63,587                              3,657
Illinois Tool Works Inc                                                    33,597                              1,850
Ingersoll-Rand Co Ltd                                                      24,598                              1,238
ITT Corp                                                                   14,820                                932
Leggett & Platt Inc (a)                                                    14,446                                299
Parker Hannifin Corp                                                        9,446                                932
Textron Inc                                                                10,230                              1,155
Tyco International Ltd                                                     40,418                              1,911
                                                                                               ----------------------
                                                                                                              53,968
                                                                                               ----------------------
Drug Delivery Systems (0.05%)
Hospira Inc (b)                                                            12,707                                491
                                                                                               ----------------------

E-Commerce - Products (0.18%)
Amazon.Com Inc (a)(b)                                                      25,363                              1,992
                                                                                               ----------------------

E-Commerce - Services (0.32%)
eBay Inc (b)                                                               92,315                              2,991
IAC/InterActiveCorp (a)(b)                                                 17,819                                512
                                                                                               ----------------------
                                                                                                               3,503
                                                                                               ----------------------
Electric - Generation (0.10%)
AES Corp/The (b)                                                           54,443                              1,070
                                                                                               ----------------------

Electric - Integrated (2.99%)
Allegheny Energy Inc (b)                                                   13,514                                706
Ameren Corp (a)                                                            16,821                                807
American Electric Power Co Inc                                             32,520                              1,414
Centerpoint Energy Inc (a)                                                 26,161                                431
CMS Energy Corp                                                            18,308                                296
Consolidated Edison Inc (a)                                                22,061                                964
Constellation Energy Group Inc                                             14,735                              1,235
Dominion Resources Inc/VA (a)                                              28,569                              2,406
DTE Energy Co (a)                                                          14,358                                666
Duke Energy Corp                                                          102,711                              1,749
Edison International                                                       26,570                              1,405
Entergy Corp                                                               16,087                              1,608
Exelon Corp                                                                54,856                              3,848
FirstEnergy Corp                                                           24,860                              1,510
FPL Group Inc                                                              33,144                              1,913
Integrys Energy Group Inc                                                   6,172                                306
PG&E Corp                                                                  28,665                              1,227
Pinnacle West Capital Corp                                                  8,175                                306
PPL Corp                                                                   31,405                              1,481
Progress Energy Inc                                                        20,730                                905
Public Service Enterprise Group Inc                                        20,614                              1,716
Southern Co                                                                61,311                              2,063
TECO Energy Inc                                                            17,092                                276
TXU Corp                                                                   37,445                              2,443
Xcel Energy Inc                                                            33,348                                677
                                                                                               ----------------------
                                                                                                              32,358
                                                                                               ----------------------
Electric Products - Miscellaneous (0.31%)
Emerson Electric Co                                                        64,855                              3,053
Molex Inc                                                                  11,583                                328
                                                                                               ----------------------
                                                                                                               3,381
                                                                                               ----------------------
Electronic Components - Miscellaneous (0.19%)
Jabil Circuit Inc (a)                                                      14,615                                329
Solectron Corp (a)(b)                                                      73,726                                277

Electronic Components - Miscellaneous
Tyco Electronics Ltd (b)                                                   40,418                              1,448
                                                                                               ----------------------
                                                                                                               2,054
                                                                                               ----------------------
Electronic Components - Semiconductors (2.11%)
Advanced Micro Devices Inc (a)(b)                                          44,889                                608
Altera Corp                                                                28,956                                672
Broadcom Corp (b)                                                          37,943                              1,245
Intel Corp                                                                473,815                             11,192
LSI Corp (a)(b)                                                            62,823                                452
MEMC Electronic Materials Inc (b)                                          18,299                              1,122
Micron Technology Inc (a)(b)                                               61,682                                732
National Semiconductor Corp                                                22,754                                591
Nvidia Corp (a)(b)                                                         29,596                              1,354
QLogic Corp (b)                                                            12,971                                172
Texas Instruments Inc                                                     116,921                              4,115
Xilinx Inc (a)                                                             24,293                                607
                                                                                               ----------------------
                                                                                                              22,862
                                                                                               ----------------------
Electronic Forms (0.18%)
Adobe Systems Inc (b)                                                      47,953                              1,932
                                                                                               ----------------------

Electronic Measurement Instruments (0.13%)
Agilent Technologies Inc (b)                                               32,291                              1,232
Tektronix Inc                                                               6,664                                219
                                                                                               ----------------------
                                                                                                               1,451
                                                                                               ----------------------
Electronics - Military (0.09%)
L-3 Communications Holdings Inc                                            10,189                                994
                                                                                               ----------------------

Engineering - Research & Development Services (0.08%)
Fluor Corp (a)                                                              7,191                                831
                                                                                               ----------------------

Engines - Internal Combustion (0.09%)
Cummins Inc                                                                 8,504                              1,009
                                                                                               ----------------------

Enterprise Software & Services (0.71%)
BMC Software Inc (b)                                                       16,634                                478
CA Inc                                                                     33,545                                841
Novell Inc (b)                                                             28,404                                191
Oracle Corp (b)                                                           322,819                              6,172
                                                                                               ----------------------
                                                                                                               7,682
                                                                                               ----------------------
Entertainment Software (0.11%)
Electronic Arts Inc (b)                                                    25,285                              1,230
                                                                                               ----------------------

Fiduciary Banks (0.65%)
Bank of New York Mellon Corp/The                                           92,113                              3,919
Northern Trust Corp                                                        15,388                                961
State Street Corp                                                          32,337                              2,168
                                                                                               ----------------------
                                                                                                               7,048
                                                                                               ----------------------
Filtration & Separation Products (0.04%)
Pall Corp                                                                   9,998                                415
                                                                                               ----------------------

Finance - Commercial (0.06%)
CIT Group Inc                                                              15,640                                644
                                                                                               ----------------------

Finance - Consumer Loans (0.15%)
SLM Corp                                                                   33,552                              1,650
                                                                                               ----------------------


Finance - Credit Card (0.62%)
American Express Co                                                        96,934                              5,674
Discover Financial Services (b)                                            42,975                                991
                                                                                               ----------------------
                                                                                                               6,665
                                                                                               ----------------------
Finance - Investment Banker & Broker (5.01%)
Bear Stearns Cos Inc/The (a)                                                9,707                              1,177
Charles Schwab Corp/The                                                    82,516                              1,661
Citigroup Inc                                                             403,390                             18,786
E*Trade Financial Corp (b)                                                 34,812                                645
Goldman Sachs Group Inc/The                                                33,311                              6,274
JPMorgan Chase & Co                                                       278,590                             12,261
Lehman Brothers Holdings Inc (a)                                           43,436                              2,693
Merrill Lynch & Co Inc                                                     71,015                              5,269
Morgan Stanley                                                             85,950                              5,489
                                                                                               ----------------------
                                                                                                              54,255
                                                                                               ----------------------
Finance - Mortgage Loan/Banker (0.85%)
Countrywide Financial Corp                                                 48,392                              1,363
Fannie Mae                                                                 79,354                              4,748
Freddie Mac                                                                53,950                              3,090
                                                                                               ----------------------
                                                                                                               9,201
                                                                                               ----------------------
Finance - Other Services (0.23%)
CME Group Inc (a)                                                           4,503                              2,488
                                                                                               ----------------------

Financial Guarantee Insurance (0.13%)
AMBAC Financial Group Inc                                                   8,312                                558
MBIA Inc (a)                                                               10,667                                598
MGIC Investment Corp                                                        6,774                                262
                                                                                               ----------------------
                                                                                                               1,418
                                                                                               ----------------------
Food - Confectionery (0.15%)
Hershey Co/The (a)                                                         13,980                                645
WM Wrigley Jr Co                                                           17,583                              1,014
                                                                                               ----------------------
                                                                                                               1,659
                                                                                               ----------------------
Food - Dairy Products (0.03%)
Dean Foods Co                                                              10,601                                305
                                                                                               ----------------------

Food - Meat Products (0.04%)
Tyson Foods Inc                                                            20,616                                439
                                                                                               ----------------------

Food - Miscellaneous/Diversified (1.02%)
Campbell Soup Co                                                           17,694                                652
ConAgra Foods Inc                                                          40,620                              1,030
General Mills Inc                                                          28,246                              1,571
HJ Heinz Co                                                                26,492                              1,159
Kellogg Co                                                                 20,428                              1,058
Kraft Foods Inc                                                           130,818                              4,284
McCormick & Co Inc/MD                                                      10,617                                363
Sara Lee Corp                                                              59,906                                950
                                                                                               ----------------------
                                                                                                              11,067
                                                                                               ----------------------
Food - Retail (0.28%)
Kroger Co/The                                                              57,735                              1,499
Safeway Inc                                                                36,013                              1,148
Whole Foods Market Inc (a)                                                 11,529                                427
                                                                                               ----------------------
                                                                                                               3,074
                                                                                               ----------------------
Food - Wholesale & Distribution (0.21%)
SUPERVALU Inc                                                              16,947                                706

Food - Wholesale & Distribution
SYSCO Corp                                                                 50,395                              1,607
                                                                                               ----------------------
                                                                                                               2,313
                                                                                               ----------------------
Forestry (0.17%)
Plum Creek Timber Co Inc (a)                                               14,415                                560
Weyerhaeuser Co                                                            17,608                              1,255
                                                                                               ----------------------
                                                                                                               1,815
                                                                                               ----------------------
Gas - Distribution (0.21%)
KeySpan Corp                                                               14,334                                596
Nicor Inc (a)                                                               3,672                                145
NiSource Inc                                                               22,351                                426
Sempra Energy                                                              21,514                              1,134
                                                                                               ----------------------
                                                                                                               2,301
                                                                                               ----------------------
Gold Mining (0.14%)
Newmont Mining Corp (a)                                                    36,788                              1,536
                                                                                               ----------------------

Health Care Cost Containment (0.13%)
McKesson Corp                                                              24,090                              1,391
                                                                                               ----------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                      22,745                                602
                                                                                               ----------------------

Hotels & Motels (0.38%)
Hilton Hotels Corp (a)                                                     31,785                              1,405
Marriott International Inc/DE                                              26,781                              1,113
Starwood Hotels & Resorts Worldwide Inc                                    17,542                              1,105
Wyndham Worldwide Corp (a)                                                 14,867                                500
                                                                                               ----------------------
                                                                                                               4,123
                                                                                               ----------------------
Human Resources (0.08%)
Monster Worldwide Inc (b)                                                  10,650                                414
Robert Half International Inc                                              13,558                                461
                                                                                               ----------------------
                                                                                                                 875
                                                                                               ----------------------
Independent Power Producer (0.03%)
Dynegy Inc (b)                                                             32,807                                292
                                                                                               ----------------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc/DE                                                 12,865                                900
                                                                                               ----------------------

Industrial Gases (0.32%)
Air Products & Chemicals Inc                                               17,665                              1,526
Praxair Inc                                                                25,991                              1,991
                                                                                               ----------------------
                                                                                                               3,517
                                                                                               ----------------------
Instruments - Scientific (0.28%)
Applera Corp - Applied Biosystems Group                                    14,969                                467
PerkinElmer Inc                                                             9,767                                272
Thermo Fisher Scientific Inc (b)                                           34,409                              1,797
Waters Corp (b)                                                             8,229                                479
                                                                                               ----------------------
                                                                                                               3,015
                                                                                               ----------------------
Insurance Brokers (0.20%)
AON Corp                                                                   23,944                                959
Marsh & McLennan Cos Inc                                                   45,295                              1,248
                                                                                               ----------------------
                                                                                                               2,207
                                                                                               ----------------------
Internet Infrastructure Software (0.04%)
Akamai Technologies Inc (a)(b)                                             13,426                                456
                                                                                               ----------------------


Internet Security (0.19%)
Symantec Corp (b)                                                          73,480                              1,411
VeriSign Inc (a)(b)                                                        19,991                                593
                                                                                               ----------------------
                                                                                                               2,004
                                                                                               ----------------------
Investment Companies (0.05%)
American Capital Strategies Ltd (a)                                        14,374                                546
                                                                                               ----------------------

Investment Management & Advisory Services (0.52%)
Ameriprise Financial Inc                                                   19,185                              1,156
Federated Investors Inc                                                     7,223                                260
Franklin Resources Inc                                                     13,436                              1,712
Janus Capital Group Inc (a)                                                15,120                                455
Legg Mason Inc                                                             10,725                                965
T Rowe Price Group Inc (a)                                                 21,662                              1,129
                                                                                               ----------------------
                                                                                                               5,677
                                                                                               ----------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp/DE (a)                                                       7,369                                206
                                                                                               ----------------------

Life & Health Insurance (0.85%)
Aflac Inc (a)                                                              39,890                              2,079
Cigna Corp                                                                 23,470                              1,212
Lincoln National Corp                                                      22,082                              1,332
Prudential Financial Inc                                                   38,133                              3,380
Torchmark Corp                                                              7,788                                479
Unum Group                                                                 27,956                                679
                                                                                               ----------------------
                                                                                                               9,161
                                                                                               ----------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                                10,998                                402
                                                                                               ----------------------

Machinery - Construction & Mining (0.45%)
Caterpillar Inc                                                            52,225                              4,116
Terex Corp (a)(b)                                                           8,408                                725
                                                                                               ----------------------
                                                                                                               4,841
                                                                                               ----------------------
Machinery - Farm (0.20%)
Deere & Co                                                                 18,348                              2,209
                                                                                               ----------------------

Medical - Biomedical/Gene (0.92%)
Amgen Inc (b)                                                              94,571                              5,082
Biogen Idec Inc (a)(b)                                                     23,280                              1,317
Celgene Corp (a)(b)                                                        30,981                              1,876
Genzyme Corp (b)                                                           21,436                              1,352
Millipore Corp (a)(b)                                                       4,402                                346
                                                                                               ----------------------
                                                                                                               9,973
                                                                                               ----------------------
Medical - Drugs (4.53%)
Abbott Laboratories                                                       125,619                              6,368
Allergan Inc/United States                                                 25,078                              1,458
Bristol-Myers Squibb Co (a)                                               160,499                              4,560
Eli Lilly & Co                                                             80,460                              4,352
Forest Laboratories Inc (b)                                                25,922                              1,042
King Pharmaceuticals Inc (b)                                               19,871                                338
Merck & Co Inc                                                            176,745                              8,775
Pfizer Inc                                                                572,351                             13,456
Schering-Plough Corp                                                      121,462                              3,466
Wyeth                                                                     109,700                              5,323
                                                                                               ----------------------
                                                                                                              49,138
                                                                                               ----------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                                8,950                                458

Medical - Generic Drugs
Mylan Laboratories Inc                                                     20,258                                325
Watson Pharmaceuticals Inc (b)                                              8,361                                254
                                                                                               ----------------------
                                                                                                               1,037
                                                                                               ----------------------
Medical - HMO (1.17%)
Aetna Inc                                                                  42,113                              2,024
Coventry Health Care Inc (b)                                               12,749                                712
Humana Inc (b)                                                             13,704                                878
UnitedHealth Group Inc                                                    109,283                              5,293
WellPoint Inc (b)                                                          50,045                              3,759
                                                                                               ----------------------
                                                                                                              12,666
                                                                                               ----------------------
Medical - Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)                                               38,576                                200
                                                                                               ----------------------

Medical - Nursing Homes (0.04%)
Manor Care Inc                                                              5,967                                378
                                                                                               ----------------------

Medical - Wholesale Drug Distribution (0.26%)
AmerisourceBergen Corp                                                     15,583                                734
Cardinal Health Inc                                                        31,369                              2,062
                                                                                               ----------------------
                                                                                                               2,796
                                                                                               ----------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                             16,004                                450
                                                                                               ----------------------

Medical Instruments (0.67%)
Boston Scientific Corp (b)                                                 96,766                              1,272
Medtronic Inc                                                              93,912                              4,759
St Jude Medical Inc (a)(b)                                                 27,591                              1,190
                                                                                               ----------------------
                                                                                                               7,221
                                                                                               ----------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                                  9,590                                708
Quest Diagnostics Inc                                                      12,886                                715
                                                                                               ----------------------
                                                                                                               1,423
                                                                                               ----------------------
Medical Products (2.19%)
Baxter International Inc                                                   53,132                              2,795
Becton Dickinson & Co                                                      19,979                              1,526
Covidien Ltd (b)                                                           40,418                              1,655
Johnson & Johnson                                                         236,219                             14,291
Stryker Corp                                                               24,354                              1,520
Varian Medical Systems Inc (b)                                             10,395                                424
Zimmer Holdings Inc (b)                                                    19,309                              1,502
                                                                                               ----------------------
                                                                                                              23,713
                                                                                               ----------------------
Metal - Aluminum (0.25%)
Alcoa Inc                                                                  70,911                              2,709
                                                                                               ----------------------

Metal - Diversified (0.27%)
Freeport-McMoRan Copper & Gold Inc                                         30,615                              2,877
                                                                                               ----------------------

Metal Processors & Fabrication (0.14%)
Precision Castparts Corp                                                   11,221                              1,538
                                                                                               ----------------------

Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc                                                        21,004                              1,204
                                                                                               ----------------------

Multi-Line Insurance (2.64%)
ACE Ltd                                                                    26,550                              1,533

Multi-Line Insurance
Allstate Corp/The                                                          49,535                              2,633
American International Group Inc                                          211,564                             13,578
Assurant Inc                                                                8,092                                410
Cincinnati Financial Corp                                                  14,001                                549
Genworth Financial Inc                                                     34,116                              1,041
Hartford Financial Services Group Inc                                      25,824                              2,372
Loews Corp                                                                 36,350                              1,723
MetLife Inc (a)                                                            60,479                              3,642
XL Capital Ltd                                                             15,164                              1,181
                                                                                               ----------------------
                                                                                                              28,662
                                                                                               ----------------------
Multimedia (1.81%)
EW Scripps Co                                                               6,798                                279
McGraw-Hill Cos Inc/The                                                    27,989                              1,693
Meredith Corp (a)                                                           3,177                                179
News Corp - Class A                                                       189,951                              4,012
Time Warner Inc                                                           308,711                              5,946
Viacom Inc (b)                                                             56,200                              2,152
Walt Disney Co/The                                                        161,605                              5,333
                                                                                               ----------------------
                                                                                                              19,594
                                                                                               ----------------------
Networking Products (1.45%)
Cisco Systems Inc (b)                                                     495,121                             14,314
Juniper Networks Inc (b)                                                   46,183                              1,384
                                                                                               ----------------------
                                                                                                              15,698
                                                                                               ----------------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)                                         20,819                                268
Waste Management Inc                                                       42,197                              1,605
                                                                                               ----------------------
                                                                                                               1,873
                                                                                               ----------------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                                           17,912                                826
Xerox Corp (a)(b)                                                          76,442                              1,334
                                                                                               ----------------------
                                                                                                               2,160
                                                                                               ----------------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                                         7,473                                458
                                                                                               ----------------------

Oil - Field Services (1.57%)
Baker Hughes Inc                                                           26,124                              2,065
BJ Services Co                                                             23,922                                626
Halliburton Co                                                             74,542                              2,685
Schlumberger Ltd                                                           96,114                              9,104
Smith International Inc                                                    16,349                              1,004
Weatherford International Ltd (a)(b)                                       27,508                              1,522
                                                                                               ----------------------
                                                                                                              17,006
                                                                                               ----------------------
Oil & Gas Drilling (0.50%)
ENSCO International Inc                                                    12,158                                742
Nabors Industries Ltd (a)(b)                                               22,958                                671
Noble Corp (a)                                                             10,930                              1,120
Rowan Cos Inc (a)                                                           9,023                                381
Transocean Inc (b)                                                         23,499                              2,525
                                                                                               ----------------------
                                                                                                               5,439
                                                                                               ----------------------
Oil Company - Exploration & Production (1.46%)
Anadarko Petroleum Corp                                                    37,834                              1,904
Apache Corp                                                                27,007                              2,181
Chesapeake Energy Corp (a)                                                 33,392                              1,137
Devon Energy Corp                                                          36,275                              2,706
EOG Resources Inc                                                          19,947                              1,398
Murphy Oil Corp                                                            15,342                                952

Oil Company - Exploration & Production
Occidental Petroleum Corp                                                  67,999                              3,857
XTO Energy Inc                                                             31,264                              1,705
                                                                                               ----------------------
                                                                                                              15,840
                                                                                               ----------------------
Oil Company - Integrated (6.39%)
Chevron Corp                                                              175,274                             14,944
ConocoPhillips                                                            133,288                             10,775
Exxon Mobil Corp                                                          459,403                             39,109
Hess Corp                                                                  22,252                              1,362
Marathon Oil Corp                                                          55,940                              3,088
                                                                                               ----------------------
                                                                                                              69,278
                                                                                               ----------------------
Oil Field Machinery & Equipment (0.16%)
National Oilwell Varco Inc (a)(b)                                          14,485                              1,740
                                                                                               ----------------------

Oil Refining & Marketing (0.34%)
Sunoco Inc                                                                  9,904                                661
Valero Energy Corp                                                         44,771                              3,000
                                                                                               ----------------------
                                                                                                               3,661
                                                                                               ----------------------
Optical Supplies (0.03%)
Bausch & Lomb Inc                                                           4,431                                283
                                                                                               ----------------------

Paper & Related Products (0.21%)
International Paper Co                                                     35,521                              1,317
MeadWestvaco Corp                                                          15,042                                489
Temple-Inland Inc                                                           8,630                                502
                                                                                               ----------------------
                                                                                                               2,308
                                                                                               ----------------------
Pharmacy Services (0.27%)
Express Scripts Inc (b)                                                    22,218                              1,114
Medco Health Solutions Inc (b)                                             22,846                              1,856
                                                                                               ----------------------
                                                                                                               2,970
                                                                                               ----------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                                                       23,462                                592
                                                                                               ----------------------

Pipelines (0.42%)
El Paso Corp (a)                                                           57,106                                951
Questar Corp                                                               14,060                                724
Spectra Energy Corp                                                        51,527                              1,312
Williams Cos Inc                                                           48,838                              1,575
                                                                                               ----------------------
                                                                                                               4,562
                                                                                               ----------------------
Printing - Commercial (0.07%)
RR Donnelley & Sons Co                                                     17,950                                759
                                                                                               ----------------------

Property & Casualty Insurance (0.57%)
Chubb Corp                                                                 32,741                              1,650
Progressive Corp/The (a)                                                   60,040                              1,260
Safeco Corp                                                                 8,659                                506
Travelers Cos Inc/The                                                      54,150                              2,750
                                                                                               ----------------------
                                                                                                               6,166
                                                                                               ----------------------
Publicly Traded Investment Fund (0.37%)
iShares S&P 500 Index Fund/US (a)                                          27,861                              4,061
                                                                                               ----------------------

Publishing - Newspapers (0.16%)
Dow Jones & Co Inc                                                          5,330                                306
Gannett Co Inc                                                             19,138                                955
New York Times Co/The (a)                                                  11,736                                268

Publishing - Newspapers
Tribune Co                                                                  6,892                                193
                                                                                               ----------------------
                                                                                                               1,722
                                                                                               ----------------------
Quarrying (0.07%)
Vulcan Materials Co (a)                                                     7,771                                744
                                                                                               ----------------------

Radio (0.00%)
Citadel Broadcasting Corp (a)                                                   1                                  -
                                                                                               ----------------------

Real Estate Management & Services (0.05%)
CB Richard Ellis Group Inc (a)(b)                                          15,291                                534
                                                                                               ----------------------

Regional Banks (4.60%)
Bank of America Corp                                                      361,908                             17,162
Capital One Financial Corp                                                 33,700                              2,384
Comerica Inc                                                               12,718                                670
Fifth Third Bancorp                                                        44,860                              1,655
Huntington Bancshares Inc/OH                                               29,752                                571
Keycorp                                                                    31,992                              1,110
National City Corp                                                         46,954                              1,380
PNC Financial Services Group Inc                                           28,129                              1,875
SunTrust Banks Inc                                                         29,083                              2,277
US Bancorp                                                                141,796                              4,247
Wachovia Corp                                                             156,038                              7,366
Wells Fargo & Co                                                          272,362                              9,198
                                                                                               ----------------------
                                                                                                              49,895
                                                                                               ----------------------
REITS - Apartments (0.28%)
Apartment Investment & Management Co (a)                                    7,923                                335
Archstone-Smith Trust                                                      18,179                              1,044
AvalonBay Communities Inc (a)                                               6,495                                701
Equity Residential                                                         23,711                                944
                                                                                               ----------------------
                                                                                                               3,024
                                                                                               ----------------------
REITS - Diversified (0.11%)
Vornado Realty Trust                                                       10,651                              1,140
                                                                                               ----------------------

REITS - Hotels (0.08%)
Host Hotels & Resorts Inc                                                  42,574                                899
                                                                                               ----------------------

REITS - Office Property (0.08%)
Boston Properties Inc (a)                                                   9,705                                917
                                                                                               ----------------------

REITS - Regional Malls (0.23%)
General Growth Properties Inc                                              19,944                                957
Simon Property Group Inc                                                   18,218                              1,576
                                                                                               ----------------------
                                                                                                               2,533
                                                                                               ----------------------
REITS - Shopping Centers (0.11%)
Developers Diversified Realty Corp (a)                                     10,190                                489
Kimco Realty Corp                                                          18,497                                691
                                                                                               ----------------------
                                                                                                               1,180
                                                                                               ----------------------
REITS - Storage (0.06%)
Public Storage Inc                                                         10,010                                702
                                                                                               ----------------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                                                   20,926                              1,191
                                                                                               ----------------------

Retail - Apparel & Shoe (0.26%)
Abercrombie & Fitch Co                                                      7,197                                503
Retail - Apparel & Shoe
Gap Inc/The                                                                43,236                                744
Ltd Brands Inc (a)                                                         27,909                                674
Nordstrom Inc                                                              18,305                                871
                                                                                               ----------------------
                                                                                                               2,792
                                                                                               ----------------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                                            3,896                                494
                                                                                               ----------------------

Retail - Automobile (0.02%)
AutoNation Inc (a)(b)                                                      12,321                                240
                                                                                               ----------------------

Retail - Bedding (0.07%)
Bed Bath & Beyond Inc (a)(b)                                               22,337                                774
                                                                                               ----------------------

Retail - Building Products (0.87%)
Home Depot Inc                                                            160,995                              5,984
Lowe's Cos Inc                                                            122,738                              3,438
                                                                                               ----------------------
                                                                                                               9,422
                                                                                               ----------------------
Retail - Consumer Electronics (0.17%)
Best Buy Co Inc (a)                                                        33,014                              1,472
Circuit City Stores Inc                                                    11,279                                134
RadioShack Corp (a)                                                        11,055                                278
                                                                                               ----------------------
                                                                                                               1,884
                                                                                               ----------------------
Retail - Discount (1.58%)
Big Lots Inc (a)(b)                                                         8,929                                231
Costco Wholesale Corp                                                      36,425                              2,178
Family Dollar Stores Inc                                                   12,299                                364
Target Corp                                                                69,440                              4,206
TJX Cos Inc                                                                37,095                              1,030
Wal-Mart Stores Inc                                                       197,696                              9,084
                                                                                               ----------------------
                                                                                                              17,093
                                                                                               ----------------------
Retail - Drug Store (0.74%)
CVS Caremark Corp                                                         125,874                              4,429
Walgreen Co                                                                81,619                              3,606
                                                                                               ----------------------
                                                                                                               8,035
                                                                                               ----------------------
Retail - Jewelry (0.05%)
Tiffany & Co                                                               11,151                                538
                                                                                               ----------------------

Retail - Major Department Store (0.20%)
JC Penney Co Inc                                                           18,348                              1,248
Sears Holdings Corp (a)(b)                                                  6,715                                919
                                                                                               ----------------------
                                                                                                               2,167
                                                                                               ----------------------
Retail - Office Supplies (0.19%)
Office Depot Inc (b)                                                       22,548                                563
OfficeMax Inc                                                               6,145                                202
Staples Inc                                                                58,328                              1,343
                                                                                               ----------------------
                                                                                                               2,108
                                                                                               ----------------------
Retail - Regional Department Store (0.29%)
Dillard's Inc (a)                                                           4,967                                148
Kohl's Corp (b)                                                            26,311                              1,600
Macy's Inc                                                                 37,483                              1,352
                                                                                               ----------------------
                                                                                                               3,100
                                                                                               ----------------------
Retail - Restaurants (0.77%)
Darden Restaurants Inc                                                     11,530                                491
McDonald's Corp                                                            97,363                              4,661
Starbucks Corp (a)(b)                                                      60,412                              1,612

Retail - Restaurants
Wendy's International Inc                                                   7,116                                249
Yum! Brands Inc                                                            42,718                              1,368
                                                                                               ----------------------
                                                                                                               8,381
                                                                                               ----------------------
Rubber - Tires (0.04%)
Goodyear Tire & Rubber Co/The (a)(b)                                       16,824                                483
                                                                                               ----------------------

Savings & Loans - Thrifts (0.35%)
Hudson City Bancorp Inc                                                    39,514                                483
Sovereign Bancorp Inc                                                      29,449                                563
Washington Mutual Inc                                                      72,502                              2,721
                                                                                               ----------------------
                                                                                                               3,767
                                                                                               ----------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                                    11,413                                675
                                                                                               ----------------------

Semiconductor Component - Integrated Circuits (0.23%)
Analog Devices Inc                                                         26,675                                946
Linear Technology Corp (a)                                                 20,700                                738
Maxim Integrated Products Inc                                              26,153                                829
                                                                                               ----------------------
                                                                                                               2,513
                                                                                               ----------------------
Semiconductor Equipment (0.36%)
Applied Materials Inc                                                     112,702                              2,484
Kla-Tencor Corp (a)                                                        15,627                                887
Novellus Systems Inc (a)(b)                                                10,305                                294
Teradyne Inc (b)                                                           15,472                                243
                                                                                               ----------------------
                                                                                                               3,908
                                                                                               ----------------------
Steel - Producers (0.20%)
Nucor Corp                                                                 24,604                              1,235
United States Steel Corp                                                    9,649                                949
                                                                                               ----------------------
                                                                                                               2,184
                                                                                               ----------------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                                  8,331                                874
                                                                                               ----------------------

Telecommunication Equipment (0.09%)
Avaya Inc (b)                                                              36,687                                607
Tellabs Inc (a)(b)                                                         35,701                                405
                                                                                               ----------------------
                                                                                                               1,012
                                                                                               ----------------------
Telecommunication Equipment - Fiber Optics (0.33%)
Ciena Corp (a)(b)                                                           6,964                                254
Corning Inc                                                               128,264                              3,058
JDS Uniphase Corp (a)(b)                                                   17,223                                247
                                                                                               ----------------------
                                                                                                               3,559
                                                                                               ----------------------
Telecommunication Services (0.07%)
Embarq Corp                                                                12,320                                761
                                                                                               ----------------------

Telephone - Integrated (3.42%)
AT&T Inc                                                                  502,811                             19,690
CenturyTel Inc                                                              8,932                                410
Citizens Communications Co (a)                                             27,925                                403
Qwest Communications International Inc (a)(b)                             126,676                              1,080
Sprint Nextel Corp                                                        235,980                              4,845
Verizon Communications Inc                                                236,774                             10,091
Windstream Corp                                                            38,879                                535
                                                                                               ----------------------
                                                                                                              37,054
                                                                                               ----------------------

Television (0.18%)
CBS Corp (a)                                                               59,741                              1,895
                                                                                               ----------------------

Therapeutics (0.26%)
Gilead Sciences Inc (b)                                                    76,156                              2,835
                                                                                               ----------------------

Tobacco (1.20%)
Altria Group Inc                                                          171,523                             11,401
Reynolds American Inc (a)                                                  13,953                                854
UST Inc (a)                                                                13,062                                699
                                                                                               ----------------------
                                                                                                              12,954
                                                                                               ----------------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                                         5,380                                466
Snap-On Inc                                                                 4,728                                247
Stanley Works/The (a)                                                       6,800                                376
                                                                                               ----------------------
                                                                                                               1,089
                                                                                               ----------------------
Toys (0.10%)
Hasbro Inc                                                                 12,997                                364
Mattel Inc                                                                 32,078                                735
                                                                                               ----------------------
                                                                                                               1,099
                                                                                               ----------------------
Transport - Rail (0.78%)
Burlington Northern Santa Fe Corp                                          29,042                              2,385
CSX Corp (a)                                                               35,651                              1,690
Norfolk Southern Corp                                                      32,068                              1,725
Union Pacific Corp                                                         22,080                              2,631
                                                                                               ----------------------
                                                                                                               8,431
                                                                                               ----------------------
Transport - Services (0.95%)
CH Robinson Worldwide Inc                                                  13,959                                679
FedEx Corp                                                                 25,102                              2,780
Ryder System Inc                                                            4,987                                271
United Parcel Service Inc (a)                                              86,367                              6,540
                                                                                               ----------------------
                                                                                                              10,270
                                                                                               ----------------------
Web Portals (1.05%)
Google Inc (b)                                                             17,785                              9,071
Yahoo! Inc (a)(b)                                                          98,634                              2,293
                                                                                               ----------------------
                                                                                                              11,364
                                                                                               ----------------------
Wireless Equipment (0.82%)
Motorola Inc                                                              188,761                              3,207
Qualcomm Inc                                                              135,928                              5,661
                                                                                               ----------------------
                                                                                                               8,868
                                                                                               ----------------------
TOTAL COMMON STOCKS                                                                         $              1,058,513
                                                                                               ----------------------
                                                                  Principal
                                                               Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (2.54%)
Repurchase Agreements (2.54%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by U.S.            13,783                             13,783
Government Agency Issues; $14,197,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by U.S.                  13,783                             13,783
Government Agency Issues; $14,197,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                               ----------------------

                                                                                                              27,566
                                                                                               ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                $                 27,566
                                                                                               ----------------------

MONEY MARKET FUNDS (8.73%)
Money Center Banks (8.73%)
BNY Institutional Cash Reserve Fund (d)                                    94,654                             94,654
                                                                                               ----------------------
TOTAL MONEY MARKET FUNDS                                                                    $                 94,654
                                                                                               ----------------------
Total Investments                                                                           $              1,180,733
Liabilities in Excess of Other Assets, Net - (8.93)%                                                        (96,783)
                                                                                               ----------------------
TOTAL NET ASSETS - 100.00%                                                                  $              1,083,950
                                                                                               ======================
                                                                                               ----------------------

                                                                                               ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,814 or 0.54% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                      $                245,832
Unrealized Depreciation                                                      (39,924)
                                                                ----------------------
Net Unrealized Appreciation (Depreciation)                                    205,908
Cost for federal income tax purposes                                          974,825
All dollar amounts are shown in thousands (000's)



                                                       Futures Contracts
                                                                                                Current         Unrealized
                                                            Number of          Original         Market         Appreciation/
Type                                                        Contracts            Value           Value        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Buy:
S&P 500 eMini; September 2007                                   75              $28,748         $27,410                  (1,338)
                               All dollar amounts are shown in thousands (000's)



                                                   Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------------------------- -----------------------
Sector                                                                                                                   Percent
--------------------------------------------------------------------------------------------------------- -----------------------
Financial                                                                                                                 30.60%
Consumer, Non-cyclical                                                                                                    18.85%
Industrial                                                                                                                11.59%
Communications                                                                                                            11.32%
Technology                                                                                                                11.00%
Energy                                                                                                                    10.98%
Consumer, Cyclical                                                                                                         7.85%
Utilities                                                                                                                  3.32%
Basic Materials                                                                                                            3.04%
Exchange Traded Funds                                                                                                      0.38%
Liabilities in Excess of Other Assets, Net                                                                              (-8.93%)
                                                                                                           ----------------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                           ======================

                                                Other Assets Summary (unaudited)
--------------------------------------------------------------------------------------------------------- -----------------------
Asset Type                                                                                                               Percent
--------------------------------------------------------------------------------------------------------- -----------------------
Futures                                                                                                                    2.53%






Schedule of Investments

July 31, 2007 (unaudited)
LargeCap Value Fund



                                                            Shares Held                       Value (000's)
COMMON STOCKS (95.65%)
Advertising Agencies (0.30%)
Omnicom Group Inc                                                     45,360           $                  2,353
                                                                                          ----------------------

Aerospace & Defense (1.75%)
General Dynamics Corp                                                 82,100                              6,450
Lockheed Martin Corp                                                  28,500                              2,806
Raytheon Co                                                           85,580                              4,738
                                                                                          ----------------------
                                                                                                         13,994
                                                                                          ----------------------
Aerospace & Defense Equipment (0.75%)
United Technologies Corp                                              81,930                              5,978
                                                                                          ----------------------

Airlines (0.19%)
AMR Corp (a)(b)                                                       60,950                              1,504
                                                                                          ----------------------

Auto/Truck Parts & Equipment - Original (0.36%)
Johnson Controls Inc (a)                                              25,270                              2,859
                                                                                          ----------------------

Batteries & Battery Systems (0.27%)
Energizer Holdings Inc (a)(b)                                         21,610                              2,180
                                                                                          ----------------------

Beverages - Non-Alcoholic (0.85%)
Coca-Cola Co/The                                                     130,600                              6,806
                                                                                          ----------------------

Broadcasting Services & Programming (0.66%)
Liberty Media Corp - Capital Series A (b)                             46,121                              5,279
                                                                                          ----------------------

Chemicals - Diversified (0.90%)
Celanese Corp (a)                                                    101,800                              3,817
Dow Chemical Co/The (a)                                               18,610                                809
FMC Corp                                                              28,730                              2,561
                                                                                          ----------------------
                                                                                                          7,187
                                                                                          ----------------------
Chemicals - Specialty (0.76%)
Albemarle Corp                                                        74,552                              2,999
International Flavors & Fragrances Inc                                60,950                              3,054
                                                                                          ----------------------
                                                                                                          6,053
                                                                                          ----------------------
Coatings & Paint (0.32%)
Sherwin-Williams Co/The                                               36,960                              2,576
                                                                                          ----------------------

Commercial Banks (1.33%)
BB&T Corp                                                            130,210                              4,872
East West Bancorp Inc                                                 47,750                              1,751
M&T Bank Corp (a)                                                     37,880                              4,026
                                                                                          ----------------------
                                                                                                         10,649
                                                                                          ----------------------
Commercial Services (0.35%)
Convergys Corp (b)                                                   146,000                              2,781
                                                                                          ----------------------

Computer Services (0.40%)
Electronic Data Systems Corp                                         119,530                              3,226
                                                                                          ----------------------


Computers (1.22%)
Hewlett-Packard Co                                                    54,680                              2,517
International Business Machines Corp (a)                              65,620                              7,261
                                                                                          ----------------------
                                                                                                          9,778
                                                                                          ----------------------
Consumer Products - Miscellaneous (0.34%)
Jarden Corp (a)(b)                                                    75,070                              2,712
                                                                                          ----------------------

Containers - Metal & Glass (0.42%)
Owens-Illinois Inc (b)                                                82,800                              3,310
                                                                                          ----------------------

Cosmetics & Toiletries (1.59%)
Colgate-Palmolive Co                                                  41,470                              2,737
Procter & Gamble Co                                                  160,900                              9,953
                                                                                          ----------------------
                                                                                                         12,690
                                                                                          ----------------------
Distribution & Wholesale (0.30%)
WW Grainger Inc                                                       27,000                              2,359
                                                                                          ----------------------

Diversified Manufacturing Operations (6.42%)
Eaton Corp                                                            49,350                              4,796
General Electric Co                                                  906,842                             35,149
Honeywell International Inc                                           70,674                              4,065
ITT Corp                                                              44,090                              2,772
Parker Hannifin Corp                                                  45,580                              4,498
                                                                                          ----------------------
                                                                                                         51,280
                                                                                          ----------------------
Electric - Integrated (4.77%)
Constellation Energy Group Inc                                        42,510                              3,563
Edison International                                                  75,690                              4,003
Entergy Corp                                                          54,940                              5,492
FirstEnergy Corp                                                      75,280                              4,573
FPL Group Inc                                                         99,450                              5,741
MDU Resources Group Inc                                               56,650                              1,544
Northeast Utilities                                                  117,520                              3,213
PG&E Corp                                                             63,870                              2,734
Public Service Enterprise Group Inc                                   55,020                              4,580
Sierra Pacific Resources                                             165,950                              2,637
                                                                                          ----------------------
                                                                                                         38,080
                                                                                          ----------------------
Finance - Investment Banker & Broker (9.03%)
Citigroup Inc                                                        475,754                             22,156
Goldman Sachs Group Inc/The                                           39,140                              7,372
JPMorgan Chase & Co                                                  416,208                             18,317
Lehman Brothers Holdings Inc (a)                                     108,852                              6,749
Merrill Lynch & Co Inc                                               116,870                              8,672
Morgan Stanley                                                       138,350                              8,836
                                                                                          ----------------------
                                                                                                         72,102
                                                                                          ----------------------
Finance - Mortgage Loan/Banker (1.12%)
Fannie Mae                                                           149,400                              8,940
                                                                                          ----------------------

Financial Guarantee Insurance (0.61%)
MBIA Inc (a)                                                          37,980                              2,131
PMI Group Inc/The                                                     81,480                              2,776
                                                                                          ----------------------
                                                                                                          4,907
                                                                                          ----------------------
Food - Miscellaneous/Diversified (1.72%)
Campbell Soup Co                                                      82,080                              3,023
General Mills Inc                                                     78,540                              4,368
Kellogg Co                                                            41,410                              2,146
Kraft Foods Inc                                                       56,820                              1,861

Food - Miscellaneous/Diversified
McCormick & Co Inc/MD                                                 67,680                              2,312
                                                                                          ----------------------
                                                                                                         13,710
                                                                                          ----------------------
Food - Retail (0.90%)
Kroger Co/The                                                        131,880                              3,424
Safeway Inc                                                          117,480                              3,744
                                                                                          ----------------------
                                                                                                          7,168
                                                                                          ----------------------
Funeral Services & Related Items (0.38%)
Service Corp International/US                                        248,620                              3,013
                                                                                          ----------------------

Gas - Distribution (0.33%)
Energen Corp                                                          49,860                              2,638
                                                                                          ----------------------

Health Care Cost Containment (0.26%)
McKesson Corp                                                         35,870                              2,072
                                                                                          ----------------------

Hotels & Motels (0.28%)
Wyndham Worldwide Corp                                                67,460                              2,270
                                                                                          ----------------------

Instruments - Scientific (0.36%)
Thermo Fisher Scientific Inc (b)                                      55,468                              2,896
                                                                                          ----------------------

Internet Security (0.35%)
McAfee Inc (b)                                                        77,170                              2,767
                                                                                          ----------------------

Life & Health Insurance (1.10%)
Cigna Corp (a)                                                        30,700                              1,585
Lincoln National Corp                                                 72,760                              4,389
Prudential Financial Inc                                              12,540                              1,112
Reinsurance Group of America Inc                                      31,310                              1,668
                                                                                          ----------------------
                                                                                                          8,754
                                                                                          ----------------------
Machinery - Construction & Mining (0.32%)
Terex Corp (a)(b)                                                     29,650                              2,557
                                                                                          ----------------------

Medical - Drugs (3.87%)
Eli Lilly & Co                                                       100,009                              5,409
Merck & Co Inc                                                       116,250                              5,772
Pfizer Inc (c)                                                       838,750                             19,719
                                                                                          ----------------------
                                                                                                         30,900
                                                                                          ----------------------
Medical - HMO (0.94%)
Aetna Inc                                                             67,610                              3,250
WellPoint Inc (b)                                                     56,890                              4,274
                                                                                          ----------------------
                                                                                                          7,524
                                                                                          ----------------------
Medical Products (1.15%)
Johnson & Johnson                                                    152,370                              9,218
                                                                                          ----------------------

Metal Processors & Fabrication (0.31%)
Commercial Metals Co                                                  80,540                              2,484
                                                                                          ----------------------

Motion Pictures & Services (0.40%)
DreamWorks Animation SKG Inc (b)                                     102,580                              3,180
                                                                                          ----------------------

Multi-Line Insurance (4.48%)
ACE Ltd                                                               61,020                              3,522
Allstate Corp/The                                                     24,210                              1,287
American Financial Group Inc/OH                                       57,355                              1,611

Multi-Line Insurance
American International Group Inc                                     248,670                             15,960
Hartford Financial Services Group Inc                                 59,210                              5,440
HCC Insurance Holdings Inc                                            77,110                              2,258
MetLife Inc                                                           94,530                              5,692
                                                                                          ----------------------
                                                                                                         35,770
                                                                                          ----------------------
Multimedia (1.79%)
McGraw-Hill Cos Inc/The                                               34,270                              2,073
Time Warner Inc (a)                                                  223,750                              4,310
Walt Disney Co/The                                                   240,330                              7,931
                                                                                          ----------------------
                                                                                                         14,314
                                                                                          ----------------------
Office Automation & Equipment (0.67%)
Xerox Corp (b)                                                       305,940                              5,342
                                                                                          ----------------------

Oil Company - Exploration & Production (1.13%)
Occidental Petroleum Corp                                            158,881                              9,012
                                                                                          ----------------------

Oil Company - Integrated (10.54%)
Chevron Corp                                                         258,538                             22,043
ConocoPhillips                                                       135,470                             10,951
Exxon Mobil Corp (c)                                                 510,824                             43,487
Marathon Oil Corp                                                    139,070                              7,677
                                                                                          ----------------------
                                                                                                         84,158
                                                                                          ----------------------
Oil Field Machinery & Equipment (0.52%)
National Oilwell Varco Inc (a)(b)                                     34,745                              4,173
                                                                                          ----------------------

Oil Refining & Marketing (0.80%)
Tesoro Corp (a)                                                       53,330                              2,656
Valero Energy Corp                                                    55,281                              3,704
                                                                                          ----------------------
                                                                                                          6,360
                                                                                          ----------------------
Paper & Related Products (0.52%)
International Paper Co                                               110,870                              4,110
                                                                                          ----------------------

Pipelines (0.46%)
Oneok Inc                                                             72,100                              3,659
                                                                                          ----------------------

Property & Casualty Insurance (1.96%)
Arch Capital Group Ltd (b)                                            29,470                              2,053
Chubb Corp                                                            95,580                              4,818
Philadelphia Consolidated Holding Co (a)(b)                           57,580                              2,081
Travelers Cos Inc/The                                                132,240                              6,715
                                                                                          ----------------------
                                                                                                         15,667
                                                                                          ----------------------
Radio (0.00%)
Citadel Broadcasting Corp (a)                                              2                                  -
                                                                                          ----------------------

Regional Banks (8.48%)
Bank of America Corp                                                 520,576                             24,686
Comerica Inc                                                          73,710                              3,882
Keycorp                                                              135,530                              4,701
US Bancorp (a)                                                       283,260                              8,484
Wachovia Corp                                                        248,767                             11,744
Wells Fargo & Co                                                     420,800                             14,210
                                                                                          ----------------------
                                                                                                         67,707
                                                                                          ----------------------
Reinsurance (0.27%)
Axis Capital Holdings Ltd                                             59,420                              2,190
                                                                                          ----------------------


REITS - Apartments (0.56%)
AvalonBay Communities Inc                                             26,400                              2,851
Essex Property Trust Inc (a)                                          15,220                              1,637
                                                                                          ----------------------
                                                                                                          4,488
                                                                                          ----------------------
REITS - Hotels (0.53%)
Hospitality Properties Trust                                          44,410                              1,704
Host Hotels & Resorts Inc (a)                                        118,370                              2,500
                                                                                          ----------------------
                                                                                                          4,204
                                                                                          ----------------------
REITS - Office Property (0.74%)
Boston Properties Inc                                                 36,487                              3,448
SL Green Realty Corp (a)                                              20,470                              2,485
                                                                                          ----------------------
                                                                                                          5,933
                                                                                          ----------------------
REITS - Regional Malls (0.65%)
Simon Property Group Inc                                              35,800                              3,098
Taubman Centers Inc                                                   44,020                              2,117
                                                                                          ----------------------
                                                                                                          5,215
                                                                                          ----------------------
Retail - Consumer Electronics (0.33%)
RadioShack Corp (a)                                                  105,260                              2,645
                                                                                          ----------------------

Retail - Discount (0.27%)
Dollar Tree Stores Inc (b)                                            55,850                              2,137
                                                                                          ----------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                                      28,710                              1,953
                                                                                          ----------------------

Retail - Restaurants (0.99%)
McDonald's Corp                                                      165,743                              7,934
                                                                                          ----------------------

Savings & Loans - Thrifts (0.10%)
Washington Mutual Inc                                                 21,550                                809
                                                                                          ----------------------

Semiconductor Equipment (0.36%)
Teradyne Inc (b)                                                     181,320                              2,845
                                                                                          ----------------------

Steel - Producers (0.97%)
Carpenter Technology Corp                                             16,580                              1,968
Reliance Steel & Aluminum Co                                          45,500                              2,391
Steel Dynamics Inc (a)                                                80,930                              3,393
                                                                                          ----------------------
                                                                                                          7,752
                                                                                          ----------------------
Telecommunication Services (0.54%)
Embarq Corp                                                           69,280                              4,281
                                                                                          ----------------------

Telephone - Integrated (6.15%)
AT&T Inc                                                             706,897                             27,682
CenturyTel Inc                                                        55,930                              2,566
Qwest Communications International Inc (a)(b)                        396,667                              3,384
Sprint Nextel Corp                                                   108,854                              2,235
Telephone & Data Systems Inc                                          39,600                              2,629
Verizon Communications Inc                                           248,693                             10,599
                                                                                          ----------------------
                                                                                                         49,095
                                                                                          ----------------------
Tobacco (1.69%)
Altria Group Inc                                                      59,323                              3,943
Loews Corp - Carolina Group                                           47,380                              3,591
Reynolds American Inc (a)                                             67,990                              4,159
UST Inc (a)                                                           33,800                              1,810
                                                                                          ----------------------
                                                                                                         13,503
                                                                                          ----------------------

Tools - Hand Held (0.39%)
Snap-On Inc                                                           59,470                              3,112
                                                                                          ----------------------

Toys (0.80%)
Hasbro Inc                                                            93,780                              2,628
Mattel Inc                                                           163,800                              3,752
                                                                                          ----------------------
                                                                                                          6,380
                                                                                          ----------------------
Transport - Marine (0.42%)
Tidewater Inc (a)                                                     48,861                              3,343
                                                                                          ----------------------

Transport - Rail (0.45%)
Union Pacific Corp                                                    30,320                              3,612
                                                                                          ----------------------

Wireless Equipment (0.16%)
Motorola Inc                                                          76,620                              1,302
                                                                                          ----------------------
TOTAL COMMON STOCKS                                                                    $                763,739
                                                                                          ----------------------
                                                             Principal
                                                          Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (4.29%)
Commercial Paper (4.29%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                      34,197                             34,197
                                                                                          ----------------------
TOTAL SHORT TERM INVESTMENTS                                                           $                 34,197
                                                                                          ----------------------
MONEY MARKET FUNDS (6.80%)
Money Center Banks (6.80%)
BNY Institutional Cash Reserve Fund (d)                               54,315                             54,315
                                                                                          ----------------------
TOTAL MONEY MARKET FUNDS                                                               $                 54,315
                                                                                          ----------------------
Total Investments                                                                      $                852,251
Liabilities in Excess of Other Assets, Net - (6.74)%                                                   (53,799)
                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                             $                798,452
                                                                                          ======================
                                                                                          ----------------------

                                                                                          ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,228 or 0.28% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $                 90,238
Unrealized Depreciation                                                    (26,772)
                                                              ----------------------
Net Unrealized Appreciation (Depreciation)                                   63,466
Cost for federal income tax purposes                                        788,785
All dollar amounts are shown in thousands (000's)



                                                           Futures Contracts
                                                                                                    Current           Unrealized
                                                                Number of        Original           Market           Appreciation/
Type                                                            Contracts          Value             Value          (Depreciation)
--------------------------------------------------------- -------------------------------------------------------------------------
Buy:
Russell 1000; September 2007                                        82            $34,082           $32,636                 (1,446)
All dollar amounts are shown in thousands (000's)





Portfolio Summary (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Sector                                                                                                                     Percent
-----------------------------------------------------------------------------------------------------------------------------------
Financial                                                                                                                   42.06%
Consumer, Non-cyclical                                                                                                      14.04%
Energy                                                                                                                      13.45%
Industrial                                                                                                                  11.87%
Communications                                                                                                               9.94%
Utilities                                                                                                                    5.10%
Consumer, Cyclical                                                                                                           4.16%
Basic Materials                                                                                                              3.47%
Technology                                                                                                                   2.65%
Liabilities in Excess of Other Assets, Net                                                                                (-6.74%)
                                                                                                             ----------------------
TOTAL NET ASSETS                                                                                                           100.00%
                                                                                                             ======================

Other Assets Summary (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Asset Type                                                                                                                 Percent
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                                                                                                      4.09%






Schedule of Investments

July 31, 2007 (unaudited)
MidCap Blend Fund



                                                        Shares Held                       Value (000's)
COMMON STOCKS (98.16%)
Advertising Sales (0.79%)
Lamar Advertising Co (a)                                         117,784           $                  7,012
                                                                                      ----------------------

Aerospace & Defense Equipment (1.05%)
Alliant Techsystems Inc (a)(b)                                    94,178                              9,334
                                                                                      ----------------------

Applications Software (1.04%)
Intuit Inc (a)(b)                                                320,158                              9,169
                                                                                      ----------------------

Broadcasting Services & Programming (5.75%)
Discovery Holding Co (b)                                         760,635                             18,042
Liberty Global Inc - A Shares (a)(b)                             145,031                              6,081
Liberty Global Inc - B Shares (a)(b)                             287,082                             11,437
Liberty Media Corp - Capital Series A (a)(b)                     133,932                             15,329
                                                                                      ----------------------
                                                                                                     50,889
                                                                                      ----------------------
Building & Construction Products - Miscellaneous (0.58%)
USG Corp (a)(b)                                                  124,216                              5,156
                                                                                      ----------------------

Building Products - Cement & Aggregate (1.08%)
Cemex SAB de CV ADR (b)                                          296,525                              9,590
                                                                                      ----------------------

Cable TV (1.78%)
EchoStar Communications Corp (b)                                 372,268                             15,743
                                                                                      ----------------------

Casino Services (1.68%)
International Game Technology                                    421,124                             14,874
                                                                                      ----------------------

Commercial Banks (1.24%)
M&T Bank Corp (a)                                                 52,745                              5,606
TCF Financial Corp                                               219,190                              5,390
                                                                                      ----------------------
                                                                                                     10,996
                                                                                      ----------------------
Commercial Services (3.09%)
ChoicePoint Inc (b)                                              167,400                              6,485
Iron Mountain Inc (a)(b)                                         371,085                              9,941
Weight Watchers International Inc                                224,003                             10,869
                                                                                      ----------------------
                                                                                                     27,295
                                                                                      ----------------------
Commercial Services - Finance (1.13%)
Western Union Co/The                                             502,881                             10,032
                                                                                      ----------------------

Consulting Services (0.39%)
SAIC Inc (a)(b)                                                  204,477                              3,427
                                                                                      ----------------------

Data Processing & Management (4.87%)
Automatic Data Processing Inc                                    159,119                              7,386
Broadridge Financial Solutions Inc                                41,687                                733
Fidelity National Information Services                           274,461                             13,622
Paychex Inc                                                      410,127                             16,971
SEI Investments Co                                               159,383                              4,345
                                                                                      ----------------------
                                                                                                     43,057
                                                                                      ----------------------

Dental Supplies & Equipment (1.40%)
Dentsply International Inc                                       339,758                             12,398
                                                                                      ----------------------

Distribution & Wholesale (0.78%)
Fastenal Co (a)                                                  152,262                              6,862
                                                                                      ----------------------

Diversified Manufacturing Operations (1.22%)
Dover Corp                                                       141,840                              7,234
Tyco International Ltd                                            75,484                              3,569
                                                                                      ----------------------
                                                                                                     10,803
                                                                                      ----------------------
Diversified Operations (1.34%)
Onex Corp (b)                                                    376,556                             11,873
                                                                                      ----------------------

E-Commerce - Services (0.52%)
Liberty Media Corp - Interactive (b)                             218,594                              4,580
                                                                                      ----------------------

Electric - Generation (1.10%)
AES Corp/The (b)                                                 495,677                              9,740
                                                                                      ----------------------

Electric - Integrated (0.98%)
Ameren Corp (a)                                                  113,387                              5,440
SCANA Corp                                                        86,325                              3,227
                                                                                      ----------------------
                                                                                                      8,667
                                                                                      ----------------------
Electronic Components - Miscellaneous (1.59%)
Gentex Corp (a)                                                  577,030                             11,390
Tyco Electronics Ltd (b)                                          75,484                              2,704
                                                                                      ----------------------
                                                                                                     14,094
                                                                                      ----------------------
Electronic Components - Semiconductors (0.71%)
Microchip Technology Inc                                         173,092                              6,285
                                                                                      ----------------------

Energy - Alternate Sources (1.66%)
Covanta Holding Corp (a)(b)                                      647,889                             14,694
                                                                                      ----------------------

Food - Wholesale & Distribution (1.65%)
SYSCO Corp                                                       457,014                             14,570
                                                                                      ----------------------

Forestry (0.40%)
Weyerhaeuser Co                                                   49,187                              3,504
                                                                                      ----------------------

Gold Mining (1.49%)
Newmont Mining Corp (a)                                          316,263                             13,204
                                                                                      ----------------------

Human Resources (0.68%)
Robert Half International Inc                                    176,862                              6,012
                                                                                      ----------------------

Insurance Brokers (1.78%)
AON Corp                                                         194,323                              7,781
Brown & Brown Inc                                                 28,525                                733
Marsh & McLennan Cos Inc                                         263,348                              7,255
                                                                                      ----------------------
                                                                                                     15,769
                                                                                      ----------------------
Investment Companies (0.07%)
RHJ International (b)                                             28,131                                580
                                                                                      ----------------------

Investment Management & Advisory Services (1.11%)
Legg Mason Inc                                                   109,623                              9,866
                                                                                      ----------------------


Life & Health Insurance (1.93%)
Aflac Inc                                                        326,969                             17,042
                                                                                      ----------------------

Linen Supply & Related Items (2.84%)
Cintas Corp (a)                                                  686,108                             25,084
                                                                                      ----------------------

Machinery - Print Trade (1.69%)
Zebra Technologies Corp (a)(b)                                   412,083                             14,930
                                                                                      ----------------------

Medical - Drugs (1.27%)
Valeant Pharmaceuticals International (a)                        716,859                             11,248
                                                                                      ----------------------

Medical - HMO (1.96%)
Coventry Health Care Inc (b)                                     310,551                             17,332
                                                                                      ----------------------

Medical - Outpatient & Home Medical Care (1.32%)
Lincare Holdings Inc (b)                                         328,173                             11,713
                                                                                      ----------------------

Medical Instruments (1.72%)
St Jude Medical Inc (b)                                          351,899                             15,181
                                                                                      ----------------------

Medical Laboratory & Testing Service (2.05%)
Laboratory Corp of America Holdings (a)(b)                       245,318                             18,117
                                                                                      ----------------------

Medical Products (0.36%)
Covidien Ltd (b)                                                  78,448                              3,212
                                                                                      ----------------------

Multi-Line Insurance (2.16%)
Loews Corp                                                       402,978                             19,101
                                                                                      ----------------------

Office Automation & Equipment (0.69%)
Pitney Bowes Inc                                                 131,799                              6,076
                                                                                      ----------------------

Oil - Field Services (2.11%)
Weatherford International Ltd (a)(b)                             337,913                             18,697
                                                                                      ----------------------

Oil & Gas Drilling (1.06%)
Nabors Industries Ltd (a)(b)                                     319,347                              9,338
                                                                                      ----------------------

Oil Company - Exploration & Production (4.29%)
Chesapeake Energy Corp (a)                                        71,858                              2,446
Cimarex Energy Co                                                307,494                             11,639
Encore Acquisition Co (a)(b)                                     337,006                              8,718
EOG Resources Inc                                                 35,825                              2,511
Rosetta Resources Inc (a)(b)                                     259,861                              4,680
XTO Energy Inc                                                   145,186                              7,917
                                                                                      ----------------------
                                                                                                     37,911
                                                                                      ----------------------
Pipelines (5.66%)
Equitable Resources Inc                                          309,614                             14,586
National Fuel Gas Co                                              56,582                              2,453
Questar Corp (a)                                                 281,334                             14,486
Spectra Energy Corp                                              254,709                              6,487
Williams Cos Inc                                                 372,827                             12,024
                                                                                      ----------------------
                                                                                                     50,036
                                                                                      ----------------------
Property & Casualty Insurance (4.01%)
Fidelity National Financial Inc (a)                              302,571                              6,321
Markel Corp (b)                                                   30,740                             14,309

Property & Casualty Insurance
Mercury General Corp                                             210,497                             10,899
White Mountains Insurance Group Ltd                                7,122                              3,914
                                                                                      ----------------------
                                                                                                     35,443
                                                                                      ----------------------
Publishing - Newspapers (1.58%)
Washington Post Co/The                                            17,697                             13,994
                                                                                      ----------------------

Quarrying (0.17%)
Vulcan Materials Co (a)                                           15,696                              1,502
                                                                                      ----------------------

Real Estate Operator & Developer (3.75%)
Brookfield Asset Management Inc (a)                              555,869                             19,533
Forest City Enterprises Inc (a)                                  251,149                             13,665
                                                                                      ----------------------
                                                                                                     33,198
                                                                                      ----------------------
Reinsurance (1.50%)
Everest Re Group Ltd                                             135,141                             13,278
                                                                                      ----------------------

Retail - Auto Parts (2.90%)
Autozone Inc (b)                                                  58,430                              7,409
O'Reilly Automotive Inc (a)(b)                                   548,748                             18,279
                                                                                      ----------------------
                                                                                                     25,688
                                                                                      ----------------------
Retail - Automobile (0.99%)
Carmax Inc (b)                                                   366,011                              8,759
                                                                                      ----------------------

Retail - Discount (1.30%)
TJX Cos Inc                                                      413,684                             11,480
                                                                                      ----------------------

Retail - Jewelry (0.66%)
Tiffany & Co                                                     120,961                              5,836
                                                                                      ----------------------

Retail - Restaurants (1.45%)
Yum! Brands Inc                                                  399,639                             12,804
                                                                                      ----------------------

Schools (0.36%)
Strayer Education Inc (a)                                         20,856                              3,160
                                                                                      ----------------------

Telephone - Integrated (1.45%)
Telephone & Data Systems Inc - Special Shares                    211,024                             12,830
                                                                                      ----------------------

Textile - Home Furnishings (1.02%)
Mohawk Industries Inc (a)(b)                                     100,718                              9,066
                                                                                      ----------------------

Transport - Truck (0.50%)
Heartland Express Inc (a)                                        297,730                              4,439
                                                                                      ----------------------

Wireless Equipment (2.46%)
American Tower Corp (b)                                          521,939                             21,744
                                                                                      ----------------------
TOTAL COMMON STOCKS                                                                $                868,314
                                                                                      ----------------------
                                                         Principal
                                                        ount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (1.35%)
Commercial Paper (1.35%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                  11,907                             11,907
                                                                                      ----------------------
TOTAL SHORT TERM INVESTMENTS                                                       $                 11,907
                                                                                      ----------------------

MONEY MARKET FUNDS (23.33%)
Money Center Banks (23.33%)
BNY Institutional Cash Reserve Fund (c)                          206,364                            206,364
                                                                                      ----------------------
TOTAL MONEY MARKET FUNDS                                                           $                206,364
                                                                                      ----------------------
Total Investments                                                                  $              1,086,585
Liabilities in Excess of Other Assets, Net - (22.84)%                                             (202,048)
                                                                                      ----------------------
TOTAL NET ASSETS - 100.00%                                                         $                884,537
                                                                                      ======================
                                                                                      ----------------------

                                                                                      ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $                178,991
Unrealized Depreciation                                                  (28,841)
                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                150,150
Cost for federal income tax purposes                                      936,435
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ ----------------------
Sector                                                         Percent
------------------------------------------------ ----------------------
Financial                                                       42.23%
Consumer, Non-cyclical                                          17.38%
Energy                                                          14.77%
Communications                                                  14.33%
Consumer, Cyclical                                              13.62%
Industrial                                                       7.73%
Technology                                                       7.30%
Utilities                                                        2.08%
Basic Materials                                                  2.06%
Diversified                                                      1.34%
Liabilities in Excess of Other Assets, Net                   (-22.84%)
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================





Schedule of Investments

July 31, 2007 (unaudited)
MidCap Growth Fund



                                                             Shares Held                       Value (000's)
COMMON STOCKS (97.26%)
Advertising Sales (1.89%)
Lamar Advertising Co                                                   12,375           $                    737
                                                                                           ----------------------

Aerospace & Defense Equipment (1.83%)
BE Aerospace Inc (a)                                                   17,538                                711
                                                                                           ----------------------

Apparel Manufacturers (3.16%)
Coach Inc (a)                                                          12,615                                574
Phillips-Van Heusen                                                    12,610                                656
                                                                                           ----------------------
                                                                                                           1,230
                                                                                           ----------------------
Building - Heavy Construction (2.35%)
Chicago Bridge & Iron Co NV                                            22,585                                917
                                                                                           ----------------------

Cellular Telecommunications (3.00%)
NII Holdings Inc (a)                                                   13,935                              1,171
                                                                                           ----------------------

Chemicals - Specialty (3.34%)
Albemarle Corp                                                         16,250                                654
International Flavors & Fragrances Inc                                 12,935                                648
                                                                                           ----------------------
                                                                                                           1,302
                                                                                           ----------------------
Commercial Services (2.38%)
Quanta Services Inc (a)(b)                                             32,665                                929
                                                                                           ----------------------

Computer Services (2.78%)
DST Systems Inc (a)(b)                                                  8,945                                679
Factset Research Systems Inc                                            6,123                                404
                                                                                           ----------------------
                                                                                                           1,083
                                                                                           ----------------------
Consumer Products - Miscellaneous (1.44%)
Fossil Inc (a)(b)                                                      22,039                                563
                                                                                           ----------------------

Containers - Metal & Glass (2.70%)
Owens-Illinois Inc (a)                                                 26,328                              1,053
                                                                                           ----------------------

Cosmetics & Toiletries (1.69%)
Avon Products Inc                                                      18,325                                660
                                                                                           ----------------------

Diversified Manufacturing Operations (5.41%)
SPX Corp                                                                9,943                                933
Textron Inc                                                            10,425                              1,177
                                                                                           ----------------------
                                                                                                           2,110
                                                                                           ----------------------
Electronic Components - Miscellaneous (2.29%)
Gentex Corp                                                            45,154                                891
                                                                                           ----------------------

Electronic Components - Semiconductors (3.82%)
Nvidia Corp (a)                                                        13,900                                636
ON Semiconductor Corp (a)(b)                                           72,130                                853
                                                                                           ----------------------
                                                                                                           1,489
                                                                                           ----------------------

Electronic Measurement Instruments (2.33%)
Trimble Navigation Ltd (a)(b)                                          27,465                                907
                                                                                           ----------------------

Energy - Alternate Sources (1.68%)
Sunpower Corp (a)(b)                                                    9,257                                653
                                                                                           ----------------------

Engineering - Research & Development Services (2.14%)
McDermott International, Inc. (a)                                      10,040                                833
                                                                                           ----------------------

Entertainment Software (1.79%)
Activision Inc (a)                                                     40,845                                699
                                                                                           ----------------------

Filtration & Separation Products (0.89%)
Pall Corp                                                               8,340                                346
                                                                                           ----------------------

Footwear & Related Apparel (2.56%)
CROCS Inc (a)(b)                                                       16,815                                997
                                                                                           ----------------------

Hazardous Waste Disposal (1.90%)
Stericycle Inc (a)(b)                                                  15,435                                740
                                                                                           ----------------------

Instruments - Controls (1.49%)
Mettler Toledo International Inc (a)                                    6,105                                581
                                                                                           ----------------------

Instruments - Scientific (2.22%)
Thermo Fisher Scientific Inc (a)                                       16,550                                864
                                                                                           ----------------------

Internet Infrastructure Software (2.04%)
F5 Networks Inc (a)                                                     9,165                                794
                                                                                           ----------------------

Internet Security (2.46%)
VeriSign Inc (a)(b)                                                    32,355                                961
                                                                                           ----------------------

Investment Management & Advisory Services (0.99%)
T Rowe Price Group Inc (b)                                              7,384                                385
                                                                                           ----------------------

Medical - Biomedical/Gene (2.60%)
Celgene Corp (a)                                                       16,730                              1,013
                                                                                           ----------------------

Medical - Drugs (2.61%)
Shire PLC ADR (b)                                                      13,775                              1,016
                                                                                           ----------------------

Medical Instruments (4.54%)
Intuitive Surgical Inc (a)(b)                                           4,775                              1,015
St Jude Medical Inc (a)                                                17,480                                754
                                                                                           ----------------------
                                                                                                           1,769
                                                                                           ----------------------
Metal Processors & Fabrication (2.04%)
Precision Castparts Corp                                                5,800                                795
                                                                                           ----------------------

Networking Products (2.13%)
Juniper Networks Inc (a)                                               12,800                                383
Polycom Inc (a)(b)                                                     14,460                                448
                                                                                           ----------------------
                                                                                                             831
                                                                                           ----------------------
Oil - Field Services (0.97%)
W-H Energy Services Inc (a)                                             5,930                                380
                                                                                           ----------------------


Oil Company - Exploration & Production (1.21%)
Range Resources Corp                                                   12,720                                472
                                                                                           ----------------------

Oil Field Machinery & Equipment (4.67%)
Cameron International Corp (a)                                         15,420                              1,203
Grant Prideco Inc (a)                                                  10,995                                617
                                                                                           ----------------------
                                                                                                           1,820
                                                                                           ----------------------
Private Corrections (1.71%)
Corrections Corp of America (a)                                        23,150                                668
                                                                                           ----------------------

Retail - Apparel & Shoe (2.10%)
J Crew Group Inc (a)(b)                                                16,280                                819
                                                                                           ----------------------

Retail - Restaurants (1.54%)
Chipotle Mexican Grill Inc (a)(b)                                       6,790                                600
                                                                                           ----------------------

Schools (2.01%)
Apollo Group Inc (a)(b)                                                 6,685                                395
ITT Educational Services Inc (a)                                        3,665                                387
                                                                                           ----------------------
                                                                                                             782
                                                                                           ----------------------
Telecommunication Equipment - Fiber Optics (2.19%)
Ciena Corp (a)(b)                                                      23,390                                854
                                                                                           ----------------------

Telecommunication Services (0.71%)
Clearwire Corp (a)(b)                                                   9,700                                277
                                                                                           ----------------------

Veterinary Diagnostics (2.77%)
VCA Antech Inc (a)                                                     27,485                              1,081
                                                                                           ----------------------

Wireless Equipment (2.89%)
American Tower Corp (a)                                                27,046                              1,127
                                                                                           ----------------------
TOTAL COMMON STOCKS                                                                     $                 37,910
                                                                                           ----------------------
                                                              Principal
                                                           Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (2.30%)
Repurchase Agreements (2.30%)
Investment in Joint Trading Account; Bank of America;
 5.25% dated 07/31/07 maturing 08/01/07 (collateralized
by U.S.Government Agency Issues; $461,000; 0%-6.63%;
dated 08/27/07-11/05/32)                                                  448                                448


Investment in Joint Trading Account; Deutsche Bank;
5.29% dated 07/31/07 maturing 08/01/07 (collateralized                    448                                448
by U.S.Government Agency Issues; $461,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                           ----------------------

                                                                                                             896
                                                                                           ----------------------
TOTAL SHORT TERM INVESTMENTS                                                            $                    896
                                                                                           ----------------------
MONEY MARKET FUNDS (19.06%)
Money Center Banks (19.06%)
BNY Institutional Cash Reserve Fund (c)                                 7,432                              7,432
                                                                                           ----------------------
TOTAL MONEY MARKET FUNDS                                                                $                  7,432
                                                                                           ----------------------
Total Investments                                                                       $                 46,238
Liabilities in Excess of Other Assets, Net - (18.62)%                                                    (7,258)
                                                                                           ----------------------
TOTAL NET ASSETS - 100.00%                                                              $                 38,980
                                                                                           ======================
                                                                                           ----------------------

                                                                                           ======================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $                  6,356
Unrealized Depreciation                                                     (481)
                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                  5,875
Cost for federal income tax purposes                                       40,363
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Industrial                                                            27.58%
Financial                                                             22.35%
Consumer, Non-cyclical                                                21.76%
Communications                                                        17.32%
Consumer, Cyclical                                                     9.35%
Energy                                                                 8.53%
Technology                                                             8.39%
Basic Materials                                                        3.34%
Liabilities in Excess of Other Assets, Net                         (-18.62%)
                                                        ---------------------
TOTAL NET ASSETS                                                     100.00%
                                                        =====================




Schedule of Investments

July 31, 2007 (unaudited)
MidCap S&P 400 Index Fund



                                                           Shares Held                       Value (000's)
COMMON STOCKS (98.43%)
Aerospace & Defense Equipment (0.55%)
Alliant Techsystems Inc (a)(b)                                        6,154           $                    610
DRS Technologies Inc (a)                                              7,563                                396
Sequa Corp (b)                                                        1,297                                214
                                                                                         ----------------------
                                                                                                         1,220
                                                                                         ----------------------
Airlines (0.30%)
Airtran Holdings Inc (a)(b)                                          17,075                                168
Alaska Air Group Inc (b)                                              7,547                                176
JetBlue Airways Corp (a)(b)                                          33,323                                328
                                                                                         ----------------------
                                                                                                           672
                                                                                         ----------------------
Apparel Manufacturers (0.50%)
Hanesbrands Inc (b)                                                  17,994                                558
Phillips-Van Heusen                                                  10,364                                540
                                                                                         ----------------------
                                                                                                         1,098
                                                                                         ----------------------
Auction House & Art Dealer (0.21%)
Sotheby's                                                            10,730                                459
                                                                                         ----------------------

Auto - Medium & Heavy Duty Trucks (0.36%)
Oshkosh Truck Corp (a)                                               13,821                                791
                                                                                         ----------------------

Auto/Truck Parts & Equipment - Original (0.83%)
ArvinMeritor Inc                                                     13,325                                264
BorgWarner Inc                                                       10,819                                935
Lear Corp (a)(b)                                                     14,308                                481
Modine Manufacturing Co                                               6,130                                157
                                                                                         ----------------------
                                                                                                         1,837
                                                                                         ----------------------
Batteries & Battery Systems (0.48%)
Energizer Holdings Inc (a)(b)                                        10,534                              1,063
                                                                                         ----------------------

Beverages - Non-Alcoholic (0.35%)
Hansen Natural Corp (a)(b)                                           11,261                                457
PepsiAmericas Inc                                                    11,248                                311
                                                                                         ----------------------
                                                                                                           768
                                                                                         ----------------------
Building - Heavy Construction (0.19%)
Granite Construction Inc                                              6,339                                412
                                                                                         ----------------------

Building - Maintenance & Service (0.06%)
Rollins Inc                                                           5,511                                131
                                                                                         ----------------------

Building - Mobile Home & Manufactured Housing (0.12%)
Thor Industries Inc (a)                                               6,550                                269
                                                                                         ----------------------

Building - Residential & Commercial (0.81%)
Beazer Homes USA Inc (a)                                              7,307                                102
Hovnanian Enterprises Inc (a)(b)                                      6,825                                 91
MDC Holdings Inc                                                      6,570                                302
NVR Inc (a)(b)                                                          889                                514
Ryland Group Inc (a)                                                  7,847                                261

Building - Residential & Commercial
Toll Brothers Inc (a)(b)                                             23,701                                520
                                                                                         ----------------------
                                                                                                         1,790
                                                                                         ----------------------
Building & Construction - Miscellaneous (0.10%)
Dycom Industries Inc (b)                                              7,588                                212
                                                                                         ----------------------

Building Products - Cement & Aggregate (0.76%)
Florida Rock Industries Inc                                           9,231                                586
Martin Marietta Materials Inc (a)                                     7,954                              1,090
                                                                                         ----------------------
                                                                                                         1,676
                                                                                         ----------------------
Capacitors (0.05%)
Kemet Corp (b)                                                       15,627                                110
                                                                                         ----------------------

Casino Hotels (0.16%)
Boyd Gaming Corp                                                      7,988                                352
                                                                                         ----------------------

Casino Services (0.20%)
Scientific Games Corp (a)(b)                                         12,607                                433
                                                                                         ----------------------

Chemicals - Diversified (1.23%)
FMC Corp                                                              7,146                                637
Lyondell Chemical Co                                                 40,116                              1,801
Olin Corp                                                            13,762                                287
                                                                                         ----------------------
                                                                                                         2,725
                                                                                         ----------------------
Chemicals - Specialty (1.59%)
Albemarle Corp                                                       14,841                                597
Cabot Corp                                                           12,017                                485
Chemtura Corp                                                        45,018                                470
Cytec Industries Inc                                                  7,867                                527
Ferro Corp                                                            8,051                                180
Lubrizol Corp                                                        12,913                                809
Minerals Technologies Inc (a)                                         3,562                                230
Sensient Technologies Corp                                            8,773                                223
                                                                                         ----------------------
                                                                                                         3,521
                                                                                         ----------------------
Coal (0.36%)
Arch Coal Inc (a)                                                    26,616                                796
                                                                                         ----------------------

Coatings & Paint (0.47%)
RPM International Inc (a)                                            22,562                                531
Valspar Corp                                                         18,714                                516
                                                                                         ----------------------
                                                                                                         1,047
                                                                                         ----------------------
Commercial Banks (2.47%)
Associated Banc-Corp                                                 23,800                                684
Bank of Hawaii Corp                                                   9,250                                444
Cathay General Bancorp (a)                                            9,551                                292
City National Corp/CA                                                 7,646                                541
Colonial BancGroup Inc/The                                           28,557                                623
Cullen/Frost Bankers Inc                                             11,199                                556
First Community Bancorp Inc/CA (a)                                    4,839                                243
FirstMerit Corp (a)                                                  15,017                                275
Greater Bay Bancorp                                                   9,539                                257
SVB Financial Group (a)(b)                                            6,440                                339
TCF Financial Corp                                                   20,936                                515
Webster Financial Corp                                               10,538                                458
Westamerica Bancorporation                                            5,609                                230
                                                                                         ----------------------
                                                                                                         5,457
                                                                                         ----------------------

Commercial Services (0.96%)
Alliance Data Systems Corp (b)                                       12,326                                947
ChoicePoint Inc (a)(b)                                               14,192                                550
Quanta Services Inc (a)(b)                                           22,304                                634
                                                                                         ----------------------
                                                                                                         2,131
                                                                                         ----------------------
Commercial Services - Finance (0.16%)
Deluxe Corp                                                           9,629                                364
                                                                                         ----------------------

Computer Aided Design (0.17%)
Parametric Technology Corp (b)                                       21,436                                378
                                                                                         ----------------------

Computer Services (0.96%)
BISYS Group Inc/The (a)(b)                                           22,630                                271
Ceridian Corp (b)                                                    26,762                                907
DST Systems Inc (a)(b)                                               10,105                                767
SRA International Inc (a)(b)                                          7,761                                185
                                                                                         ----------------------
                                                                                                         2,130
                                                                                         ----------------------
Computers (0.13%)
Palm Inc (a)(b)                                                      19,306                                288
                                                                                         ----------------------

Computers - Integrated Systems (0.44%)
Diebold Inc                                                          12,262                                621
Jack Henry & Associates Inc                                          14,391                                346
                                                                                         ----------------------
                                                                                                           967
                                                                                         ----------------------
Computers - Memory Devices (0.49%)
Imation Corp                                                          6,567                                206
Western Digital Corp (a)(b)                                          41,412                                884
                                                                                         ----------------------
                                                                                                         1,090
                                                                                         ----------------------
Consulting Services (0.37%)
Corporate Executive Board Co (a)                                      7,128                                481
Gartner Inc (b)                                                       9,712                                203
Navigant Consulting Inc (a)(b)                                        8,062                                127
                                                                                         ----------------------
                                                                                                           811
                                                                                         ----------------------
Consumer Products - Miscellaneous (0.45%)
American Greetings Corp                                              10,608                                262
Blyth Inc (a)                                                         4,694                                105
Scotts Miracle-Gro Co/The                                             8,186                                336
Tupperware Brands Corp                                               11,471                                298
                                                                                         ----------------------
                                                                                                         1,001
                                                                                         ----------------------
Containers - Paper & Plastic (0.49%)
Packaging Corp of America                                            15,319                                391
Sonoco Products Co                                                   18,663                                684
                                                                                         ----------------------
                                                                                                         1,075
                                                                                         ----------------------
Cosmetics & Toiletries (0.16%)
Alberto-Culver Co                                                    15,191                                357
                                                                                         ----------------------

Data Processing & Management (1.81%)
Acxiom Corp                                                          12,867                                324
Broadridge Financial Solutions Inc                                   25,981                                457
CSG Systems International Inc (b)                                     8,097                                203
Dun & Bradstreet Corp                                                11,086                              1,084
Fair Isaac Corp (a)                                                  10,705                                420
Global Payments Inc                                                  12,776                                478
MoneyGram International Inc (a)                                      15,572                                398
SEI Investments Co                                                   23,676                                645
                                                                                         ----------------------
                                                                                                         4,009
                                                                                         ----------------------

Decision Support Software (0.06%)
Wind River Systems Inc (a)(b)                                        14,028                                134
                                                                                         ----------------------

Dental Supplies & Equipment (0.47%)
Dentsply International Inc                                           28,350                              1,034
                                                                                         ----------------------

Diagnostic Equipment (0.69%)
Cytyc Corp (a)(b)                                                    21,505                                905
Gen-Probe Inc (a)(b)                                                  9,788                                617
                                                                                         ----------------------
                                                                                                         1,522
                                                                                         ----------------------
Direct Marketing (0.19%)
Catalina Marketing Corp (a)                                           6,844                                207
Harte-Hanks Inc                                                       8,812                                207
                                                                                         ----------------------
                                                                                                           414
                                                                                         ----------------------
Distribution & Wholesale (1.33%)
CDW Corp (a)                                                         11,377                                957
Fastenal Co (a)                                                      23,406                              1,055
Ingram Micro Inc (b)                                                 26,693                                535
Tech Data Corp (b)                                                   10,265                                385
                                                                                         ----------------------
                                                                                                         2,932
                                                                                         ----------------------
Diversified Manufacturing Operations (3.00%)
Brink's Co/The                                                        9,052                                554
Carlisle Cos Inc (a)                                                 11,584                                524
Crane Co                                                              9,371                                430
Federal Signal Corp (a)                                               8,895                                120
Harsco Corp                                                          15,706                                827
Lancaster Colony Corp                                                 4,364                                169
Matthews International Corp                                           5,896                                226
Pentair Inc                                                          18,623                                674
Roper Industries Inc                                                 16,475                                988
SPX Corp                                                             10,623                                997
Teleflex Inc                                                          7,314                                559
Trinity Industries Inc (a)                                           14,986                                573
                                                                                         ----------------------
                                                                                                         6,641
                                                                                         ----------------------
Diversified Operations (0.52%)
Leucadia National Corp (a)                                           30,315                              1,140
                                                                                         ----------------------

Electric - Integrated (5.07%)
Alliant Energy Corp                                                  21,692                                802
Aquila Inc (b)                                                       69,926                                264
Black Hills Corp (a)                                                  7,030                                262
DPL Inc (a)(c)                                                       21,089                                561
Energy East Corp                                                     29,493                                747
Great Plains Energy Inc                                              16,036                                445
Hawaiian Electric Industries Inc (a)                                 15,182                                346
Idacorp Inc                                                           8,143                                252
MDU Resources Group Inc                                              33,935                                925
Northeast Utilities                                                  28,794                                787
NSTAR                                                                19,933                                627
OGE Energy Corp                                                      17,122                                568
Pepco Holdings Inc                                                   35,918                                972
PNM Resources Inc                                                    14,312                                370
Puget Energy Inc                                                     21,784                                504
SCANA Corp                                                           21,773                                814
Sierra Pacific Resources                                             41,291                                656
Westar Energy Inc                                                    16,329                                376

Electric - Integrated
Wisconsin Energy Corp                                                21,826                                937
                                                                                         ----------------------
                                                                                                        11,215
                                                                                         ----------------------
Electric Products - Miscellaneous (0.35%)
Ametek Inc                                                           19,919                                777
                                                                                         ----------------------

Electronic Components - Miscellaneous (0.48%)
Gentex Corp                                                          26,634                                526
Vishay Intertechnology Inc (b)                                       34,507                                535
                                                                                         ----------------------
                                                                                                         1,061
                                                                                         ----------------------
Electronic Components - Semiconductors (1.88%)
Cree Inc (a)(b)                                                      15,725                                403
Fairchild Semiconductor International Inc (a)(b)                     23,092                                421
International Rectifier Corp (b)                                     13,533                                497
Intersil Corp                                                        25,221                                738
Lattice Semiconductor Corp (a)(b)                                    21,419                                101
Microchip Technology Inc                                             40,329                              1,464
Semtech Corp (a)(b)                                                  11,735                                191
Silicon Laboratories Inc (a)(b)                                      10,221                                356
                                                                                         ----------------------
                                                                                                         4,171
                                                                                         ----------------------
Electronic Connectors (0.78%)
Amphenol Corp                                                        33,391                              1,144
Thomas & Betts Corp (b)                                               9,445                                584
                                                                                         ----------------------
                                                                                                         1,728
                                                                                         ----------------------
Electronic Design Automation (0.88%)
Cadence Design Systems Inc (a)(b)                                    51,946                              1,112
Mentor Graphics Corp (a)(b)                                          15,935                                191
Synopsys Inc (b)                                                     26,755                                654
                                                                                         ----------------------
                                                                                                         1,957
                                                                                         ----------------------
Electronic Measurement Instruments (0.16%)
National Instruments Corp                                            10,647                                344
                                                                                         ----------------------

Electronic Parts Distribution (0.81%)
Arrow Electronics Inc (a)(b)                                         22,937                                877
Avnet Inc (a)(b)                                                     24,268                                919
                                                                                         ----------------------
                                                                                                         1,796
                                                                                         ----------------------
E-Marketing & Information (0.33%)
Digital River Inc (a)(b)                                              7,551                                340
Valueclick Inc (b)                                                   18,630                                398
                                                                                         ----------------------
                                                                                                           738
                                                                                         ----------------------
Engineering - Research & Development Services (1.07%)
Jacobs Engineering Group Inc (a)(b)                                  22,077                              1,361
KBR Inc (b)                                                          31,287                              1,004
                                                                                         ----------------------
                                                                                                         2,365
                                                                                         ----------------------
Enterprise Software & Services (0.25%)
Advent Software Inc (a)(b)                                            3,652                                139
Sybase Inc (b)                                                       17,043                                404
                                                                                         ----------------------
                                                                                                           543
                                                                                         ----------------------
Entertainment Software (0.36%)
Activision Inc (a)(b)                                                47,057                                805
                                                                                         ----------------------

Environmental Monitoring & Detection (0.11%)
Mine Safety Appliances Co (a)                                         5,565                                254
                                                                                         ----------------------


Fiduciary Banks (0.23%)
Wilmington Trust Corp                                                12,825                                499
                                                                                         ----------------------

Filtration & Separation Products (0.21%)
Donaldson Co Inc                                                     12,877                                469
                                                                                         ----------------------

Finance - Auto Loans (0.20%)
AmeriCredit Corp (a)(b)                                              22,007                                448
                                                                                         ----------------------

Finance - Investment Banker & Broker (0.99%)
AG Edwards Inc                                                       14,047                              1,136
Jefferies Group Inc                                                  19,898                                523
Raymond James Financial Inc                                          17,334                                531
                                                                                         ----------------------
                                                                                                         2,190
                                                                                         ----------------------
Finance - Mortgage Loan/Banker (0.13%)
IndyMac Bancorp Inc (a)                                              13,499                                297
                                                                                         ----------------------

Financial Guarantee Insurance (0.48%)
PMI Group Inc/The                                                    16,216                                552
Radian Group Inc (a)                                                 14,975                                505
                                                                                         ----------------------
                                                                                                         1,057
                                                                                         ----------------------
Food - Confectionery (0.32%)
JM Smucker Co/The                                                    10,567                                590
Tootsie Roll Industries Inc (a)                                       5,062                                126
                                                                                         ----------------------
                                                                                                           716
                                                                                         ----------------------
Food - Meat Products (0.52%)
Hormel Foods Corp                                                    13,617                                469
Smithfield Foods Inc (a)(b)                                          22,223                                690
                                                                                         ----------------------
                                                                                                         1,159
                                                                                         ----------------------
Food - Retail (0.08%)
Ruddick Corp                                                          6,720                                187
                                                                                         ----------------------

Footwear & Related Apparel (0.10%)
Timberland Co (b)                                                     9,378                                223
                                                                                         ----------------------

Gas - Distribution (0.53%)
AGL Resources Inc                                                    14,518                                547
Vectren Corp                                                         14,277                                357
WGL Holdings Inc (a)                                                  9,186                                275
                                                                                         ----------------------
                                                                                                         1,179
                                                                                         ----------------------
Golf (0.08%)
Callaway Golf Co (a)                                                 11,446                                186
                                                                                         ----------------------

Hazardous Waste Disposal (0.35%)
Stericycle Inc (a)(b)                                                16,362                                784
                                                                                         ----------------------

Home Furnishings (0.04%)
Furniture Brands International Inc (a)                                9,023                                 99
                                                                                         ----------------------

Hospital Beds & Equipment (0.33%)
Hillenbrand Industries Inc                                           11,511                                726
                                                                                         ----------------------

Human Resources (0.82%)
Kelly Services Inc                                                    4,033                                100
Korn/Ferry International (b)                                          9,011                                213
Manpower Inc                                                         15,775                              1,247

Human Resources
MPS Group Inc (b)                                                    19,135                                255
                                                                                         ----------------------
                                                                                                         1,815
                                                                                         ----------------------
Industrial Automation & Robots (0.13%)
Nordson Corp (a)                                                      6,285                                288
                                                                                         ----------------------

Industrial Gases (0.31%)
Airgas Inc                                                           14,661                                685
                                                                                         ----------------------

Instruments - Scientific (0.15%)
Varian Inc (b)                                                        5,703                                343
                                                                                         ----------------------

Insurance Brokers (0.48%)
Arthur J Gallagher & Co (a)                                          18,355                                506
Brown & Brown Inc                                                    21,486                                552
                                                                                         ----------------------
                                                                                                         1,058
                                                                                         ----------------------
Internet Content - Entertainment (0.09%)
NetFlix Inc (a)(b)                                                   11,284                                194
                                                                                         ----------------------

Internet Infrastructure Equipment (0.12%)
Avocent Corp (a)(b)                                                   9,417                                258
                                                                                         ----------------------

Internet Infrastructure Software (0.31%)
F5 Networks Inc (b)                                                   7,791                                675
                                                                                         ----------------------

Internet Security (0.76%)
Checkfree Corp (a)(b)                                                16,411                                604
McAfee Inc (b)                                                       29,771                              1,068
                                                                                         ----------------------
                                                                                                         1,672
                                                                                         ----------------------
Intimate Apparel (0.14%)
Warnaco Group Inc/The (b)                                             8,627                                312
                                                                                         ----------------------

Investment Management & Advisory Services (1.03%)
Eaton Vance Corp                                                     23,466                                982
Nuveen Investments Inc (a)                                           14,826                                907
Waddell & Reed Financial Inc                                         15,661                                395
                                                                                         ----------------------
                                                                                                         2,284
                                                                                         ----------------------
Life & Health Insurance (0.47%)
Protective Life Corp                                                 13,052                                561
StanCorp Financial Group Inc                                          9,998                                470
                                                                                         ----------------------
                                                                                                         1,031
                                                                                         ----------------------
Machinery - Construction & Mining (0.45%)
Joy Global Inc (a)                                                   20,270                              1,003
                                                                                         ----------------------

Machinery - Farm (0.30%)
AGCO Corp (a)(b)                                                     17,073                                656
                                                                                         ----------------------

Machinery - Print Trade (0.21%)
Zebra Technologies Corp (a)(b)                                       12,866                                466
                                                                                         ----------------------

Machinery - Pumps (0.58%)
Flowserve Corp                                                       10,647                                769
Graco Inc (a)                                                        12,414                                510
                                                                                         ----------------------
                                                                                                         1,279
                                                                                         ----------------------
Machinery Tools & Related Products (0.51%)
Kennametal Inc                                                        7,253                                556

Machinery Tools & Related Products
Lincoln Electric Holdings Inc                                         7,959                                573
                                                                                         ----------------------
                                                                                                         1,129
                                                                                         ----------------------
Medical  - Outpatient & Home Medical Care (0.10%)
Apria Healthcare Group Inc (a)(b)                                     8,145                                214
                                                                                         ----------------------

Medical - Biomedical/Gene (1.58%)
Affymetrix Inc (a)(b)                                                12,804                                312
Charles River Laboratories International (a)(b)                      12,561                                643
Invitrogen Corp (a)(b)                                                8,725                                626
Millennium Pharmaceuticals Inc (a)(b)                                59,929                                605
PDL BioPharma Inc (a)(b)                                             21,761                                511
Vertex Pharmaceuticals Inc (a)(b)                                    24,446                                790
                                                                                         ----------------------
                                                                                                         3,487
                                                                                         ----------------------
Medical - Drugs (1.32%)
Cephalon Inc (a)(b)                                                  12,356                                929
Endo Pharmaceuticals Holdings Inc (b)                                24,966                                849
Medicis Pharmaceutical Corp (a)                                      10,422                                297
Sepracor Inc (a)(b)                                                  19,863                                559
Valeant Pharmaceuticals International                                17,666                                277
                                                                                         ----------------------
                                                                                                         2,911
                                                                                         ----------------------
Medical - Generic Drugs (0.19%)
Par Pharmaceutical Cos Inc (a)(b)                                     6,541                                155
Perrigo Co                                                           14,169                                264
                                                                                         ----------------------
                                                                                                           419
                                                                                         ----------------------
Medical - HMO (0.76%)
Health Net Inc (b)                                                   20,949                              1,038
WellCare Health Plans Inc (a)(b)                                      6,252                                633
                                                                                         ----------------------
                                                                                                         1,671
                                                                                         ----------------------
Medical - Hospitals (0.86%)
Community Health Systems Inc (b)                                     17,555                                683
Health Management Associates Inc (a)                                 45,220                                365
LifePoint Hospitals Inc (a)(b)                                       10,775                                318
Universal Health Services Inc                                        10,050                                527
                                                                                         ----------------------
                                                                                                         1,893
                                                                                         ----------------------
Medical - Nursing Homes (0.07%)
Kindred Healthcare Inc (a)(b)                                         5,894                                158
                                                                                         ----------------------

Medical - Outpatient & Home Medical Care (0.25%)
Lincare Holdings Inc (b)                                             15,647                                558
                                                                                         ----------------------

Medical Information Systems (0.29%)
Cerner Corp (a)(b)                                                   12,219                                646
                                                                                         ----------------------

Medical Instruments (1.94%)
Beckman Coulter Inc (a)                                              11,559                                818
Edwards Lifesciences Corp (a)(b)                                     10,755                                494
Intuitive Surgical Inc (a)(b)                                         6,993                              1,487
Kyphon Inc (a)(b)                                                     8,485                                557
Techne Corp (b)                                                       7,357                                414
Ventana Medical Systems Inc (a)(b)                                    6,189                                516
                                                                                         ----------------------
                                                                                                         4,286
                                                                                         ----------------------
Medical Laboratory & Testing Service (0.38%)
Covance Inc (a)(b)                                                   11,861                                837
                                                                                         ----------------------


Medical Products (0.41%)
Henry Schein Inc (a)(b)                                              16,579                                901
                                                                                         ----------------------

Medical Sterilization Products (0.15%)
STERIS Corp                                                          12,107                                331
                                                                                         ----------------------

Metal Processors & Fabrication (0.69%)
Commercial Metals Co                                                 22,061                                680
Timken Co                                                            17,568                                587
Worthington Industries Inc (a)                                       12,925                                268
                                                                                         ----------------------
                                                                                                         1,535
                                                                                         ----------------------
Motion Pictures & Services (0.11%)
Macrovision Corp (a)(b)                                               9,897                                235
                                                                                         ----------------------

Multi-Line Insurance (1.20%)
American Financial Group Inc/OH                                      13,164                                370
Hanover Insurance Group Inc.                                          9,608                                422
HCC Insurance Holdings Inc                                           20,921                                612
Horace Mann Educators Corp                                            8,061                                144
Old Republic International Corp                                      43,143                                791
Unitrin Inc                                                           7,427                                315
                                                                                         ----------------------
                                                                                                         2,654
                                                                                         ----------------------
Multimedia (0.19%)
Belo Corp                                                            16,411                                294
Media General Inc (a)                                                 4,223                                119
                                                                                         ----------------------
                                                                                                           413
                                                                                         ----------------------
Networking Products (0.37%)
3Com Corp (b)                                                        74,414                                298
Polycom Inc (a)(b)                                                   17,112                                530
                                                                                         ----------------------
                                                                                                           828
                                                                                         ----------------------
Non-Hazardous Waste Disposal (0.45%)
Republic Services Inc                                                31,429                              1,004
                                                                                         ----------------------

Office Furnishings - Original (0.33%)
Herman Miller Inc                                                    11,850                                362
HNI Corp                                                              8,942                                365
                                                                                         ----------------------
                                                                                                           727
                                                                                         ----------------------
Oil - Field Services (0.48%)
Hanover Compressor Co (a)(b)                                         19,270                                459
Superior Energy Services (b)                                         15,061                                607
                                                                                         ----------------------
                                                                                                         1,066
                                                                                         ----------------------
Oil & Gas Drilling (1.07%)
Helmerich & Payne Inc                                                19,266                                623
Patterson-UTI Energy Inc (a)                                         29,247                                670
Pride International Inc (a)(b)                                       30,953                              1,085
                                                                                         ----------------------
                                                                                                         2,378
                                                                                         ----------------------
Oil Company - Exploration & Production (4.32%)
Bill Barrett Corp (a)(b)                                              6,202                                213
Cimarex Energy Co                                                    15,544                                588
Denbury Resources Inc (b)                                            22,599                                904
Encore Acquisition Co (a)(b)                                          9,912                                257
Forest Oil Corp (a)(b)                                               14,134                                572
Newfield Exploration Co (a)(b)                                       24,259                              1,166
Noble Energy Inc                                                     31,887                              1,950
Pioneer Natural Resources Co (a)                                     23,038                              1,048
Plains Exploration & Production Co (b)                               13,381                                578
Pogo Producing Co                                                    10,914                                581
Oil Company - Exploration & Production
Quicksilver Resources Inc (a)(b)                                     10,357                                436
Southwestern Energy Co (b)                                           31,404                              1,276
                                                                                         ----------------------
                                                                                                         9,569
                                                                                         ----------------------
Oil Field Machinery & Equipment (1.83%)
Cameron International Corp (b)                                       20,555                              1,603
FMC Technologies Inc (a)(b)                                          12,119                              1,109
Grant Prideco Inc (b)                                                23,785                              1,335
                                                                                         ----------------------
                                                                                                         4,047
                                                                                         ----------------------
Oil Refining & Marketing (0.36%)
Frontier Oil Corp                                                    20,564                                796
                                                                                         ----------------------

Optical Supplies (0.15%)
Advanced Medical Optics Inc (a)(b)                                   11,187                                338
                                                                                         ----------------------

Paper & Related Products (0.68%)
Bowater Inc (a)                                                      10,492                                206
Louisiana-Pacific Corp (a)                                           19,469                                360
Potlatch Corp (a)                                                     7,283                                318
Rayonier Inc                                                         14,449                                612
                                                                                         ----------------------
                                                                                                         1,496
                                                                                         ----------------------
Pharmacy Services (0.34%)
Omnicare Inc                                                         22,682                                752
                                                                                         ----------------------

Physical Therapy & Rehabilitation Centers (0.16%)
Psychiatric Solutions Inc (a)(b)                                     10,132                                345
                                                                                         ----------------------

Pipelines (1.26%)
Equitable Resources Inc                                              22,696                              1,069
National Fuel Gas Co (a)                                             15,579                                675
Oneok Inc                                                            20,723                              1,052
                                                                                         ----------------------
                                                                                                         2,796
                                                                                         ----------------------
Power Converter & Supply Equipment (0.29%)
Hubbell Inc (a)                                                      11,131                                642
                                                                                         ----------------------

Printing - Commercial (0.05%)
Valassis Communications Inc (a)(b)                                    8,936                                106
                                                                                         ----------------------

Property & Casualty Insurance (1.68%)
Commerce Group Inc                                                    8,948                                257
Fidelity National Financial Inc (a)                                  41,347                                864
First American Corp (a)                                              18,032                                835
Mercury General Corp                                                  6,633                                343
Ohio Casualty Corp                                                   11,179                                485
WR Berkley Corp                                                      31,880                                938
                                                                                         ----------------------
                                                                                                         3,722
                                                                                         ----------------------
Publicly Traded Investment Fund (1.77%)
iShares S&P MidCap 400 Index Fund (a)                                46,140                              3,917
                                                                                         ----------------------

Publishing - Books (0.23%)
John Wiley & Sons Inc                                                 8,252                                349
Scholastic Corp (a)(b)                                                4,879                                157
                                                                                         ----------------------
                                                                                                           506
                                                                                         ----------------------
Publishing - Newspapers (0.44%)
Lee Enterprises Inc (a)                                               8,594                                151

Publishing - Newspapers
Washington Post Co/The                                                1,049                                830
                                                                                         ----------------------
                                                                                                           981
                                                                                         ----------------------
Racetracks (0.14%)
International Speedway Corp                                           6,648                                318
                                                                                         ----------------------

Radio (0.05%)
Entercom Communications Corp (a)                                      5,210                                118
                                                                                         ----------------------

Reinsurance (0.52%)
Everest Re Group Ltd                                                 11,791                              1,158
                                                                                         ----------------------

REITS - Apartments (0.26%)
UDR Inc (a)                                                          25,357                                586
                                                                                         ----------------------

REITS - Diversified (0.39%)
Cousins Properties Inc                                                8,156                                209
Liberty Property Trust (a)                                           17,162                                644
                                                                                         ----------------------
                                                                                                           853
                                                                                         ----------------------
REITS - Healthcare (0.18%)
Nationwide Health Properties Inc (a)                                 16,656                                397
                                                                                         ----------------------

REITS - Hotels (0.30%)
Hospitality Properties Trust                                         17,518                                672
                                                                                         ----------------------

REITS - Office Property (0.38%)
Highwoods Properties Inc                                             10,615                                346
Mack-Cali Realty Corp (a)                                            12,675                                489
                                                                                         ----------------------
                                                                                                           835
                                                                                         ----------------------
REITS - Regional Malls (0.44%)
Macerich Co/The                                                      13,377                                979
                                                                                         ----------------------

REITS - Shopping Centers (0.69%)
Equity One Inc (a)                                                    6,888                                159
Regency Centers Corp                                                 12,966                                841
Weingarten Realty Investors                                          14,195                                520
                                                                                         ----------------------
                                                                                                         1,520
                                                                                         ----------------------
REITS - Warehouse & Industrial (0.45%)
AMB Property Corp                                                    18,593                                991
                                                                                         ----------------------

Rental - Auto & Equipment (0.51%)
Avis Budget Group Inc (b)                                            18,900                                485
Rent-A-Center Inc/TX (a)(b)                                          13,123                                255
United Rentals Inc (b)                                               12,433                                399
                                                                                         ----------------------
                                                                                                         1,139
                                                                                         ----------------------
Research & Development (0.29%)
Pharmaceutical Product Development Inc                               19,405                                650
                                                                                         ----------------------

Respiratory Products (0.28%)
Resmed Inc (a)(b)                                                    14,527                                624
                                                                                         ----------------------

Retail - Apparel & Shoe (2.16%)
Aeropostale Inc (a)(b)                                                9,640                                367
American Eagle Outfitters Inc (a)                                    36,744                                891
AnnTaylor Stores Corp (b)                                            12,072                                379
Charming Shoppes Inc (a)(b)                                          24,001                                237

Retail - Apparel & Shoe
Chico's FAS Inc (b)                                                  32,846                                636
Foot Locker Inc                                                      28,866                                536
Pacific Sunwear Of California (a)(b)                                 13,141                                237
Payless Shoesource Inc (b)                                           12,314                                328
Ross Stores Inc                                                      26,081                                754
Urban Outfitters Inc (a)(b)                                          21,026                                422
                                                                                         ----------------------
                                                                                                         4,787
                                                                                         ----------------------
Retail - Auto Parts (0.63%)
Advance Auto Parts Inc                                               19,868                                691
O'Reilly Automotive Inc (b)                                          21,299                                709
                                                                                         ----------------------
                                                                                                         1,400
                                                                                         ----------------------
Retail - Automobile (0.60%)
Carmax Inc (b)                                                       40,104                                960
Copart Inc (b)                                                       13,287                                374
                                                                                         ----------------------
                                                                                                         1,334
                                                                                         ----------------------
Retail - Bookstore (0.23%)
Barnes & Noble Inc                                                    9,597                                322
Borders Group Inc (a)                                                11,087                                181
                                                                                         ----------------------
                                                                                                           503
                                                                                         ----------------------
Retail - Catalog Shopping (0.33%)
Coldwater Creek Inc (a)(b)                                           11,291                                222
MSC Industrial Direct Co                                              9,945                                500
                                                                                         ----------------------
                                                                                                           722
                                                                                         ----------------------
Retail - Computer Equipment (0.52%)
GameStop Corp (b)                                                    28,475                              1,149
                                                                                         ----------------------

Retail - Discount (0.56%)
99 Cents Only Stores (a)(b)                                           8,750                                106
BJ's Wholesale Club Inc (b)                                          12,008                                408
Dollar Tree Stores Inc (b)                                           19,149                                733
                                                                                         ----------------------
                                                                                                         1,247
                                                                                         ----------------------
Retail - Hair Salons (0.13%)
Regis Corp                                                            8,268                                288
                                                                                         ----------------------

Retail - Mail Order (0.29%)
Williams-Sonoma Inc (a)                                              20,647                                636
                                                                                         ----------------------

Retail - Major Department Store (0.22%)
Saks Inc (a)                                                         26,568                                492
                                                                                         ----------------------

Retail - Pet Food & Supplies (0.37%)
PetSmart Inc                                                         25,386                                821
                                                                                         ----------------------

Retail - Restaurants (0.84%)
Applebees International Inc                                          13,932                                343
Bob Evans Farms Inc                                                   6,678                                217
Brinker International Inc                                            21,179                                571
CBRL Group Inc                                                        4,565                                175
Cheesecake Factory/The (a)(b)                                        13,430                                331
Ruby Tuesday Inc (a)                                                 10,135                                225
                                                                                         ----------------------
                                                                                                         1,862
                                                                                         ----------------------
Retail - Sporting Goods (0.19%)
Dick's Sporting Goods Inc (a)(b)                                      7,362                                414
                                                                                         ----------------------


Savings & Loans - Thrifts (0.83%)
Astoria Financial Corp                                               15,620                                368
First Niagara Financial Group Inc                                    20,667                                266
New York Community Bancorp Inc (a)                                   51,471                                835
Washington Federal Inc                                               16,299                                367
                                                                                         ----------------------
                                                                                                         1,836
                                                                                         ----------------------
Schools (0.97%)
Career Education Corp (b)                                            17,732                                526
Corinthian Colleges Inc (a)(b)                                       16,170                                218
DeVry Inc                                                            11,122                                361
ITT Educational Services Inc (b)                                      5,980                                632
Strayer Education Inc                                                 2,668                                404
                                                                                         ----------------------
                                                                                                         2,141
                                                                                         ----------------------
Semiconductor Component - Integrated Circuits (0.89%)
Atmel Corp (b)                                                       79,947                                431
Cypress Semiconductor Corp (a)(b)                                    28,216                                707
Integrated Device Technology Inc (b)                                 36,916                                601
Micrel Inc                                                           10,568                                109
TriQuint Semiconductor Inc (b)                                       25,964                                115
                                                                                         ----------------------
                                                                                                         1,963
                                                                                         ----------------------
Semiconductor Equipment (0.66%)
Lam Research Corp (b)                                                25,208                              1,458
                                                                                         ----------------------

Soap & Cleaning Products (0.27%)
Church & Dwight Co Inc                                               12,278                                602
                                                                                         ----------------------

Steel - Producers (0.84%)
Carpenter Technology Corp (a)                                         4,782                                568
Reliance Steel & Aluminum Co                                         12,093                                635
Steel Dynamics Inc (a)                                               15,871                                665
                                                                                         ----------------------
                                                                                                         1,868
                                                                                         ----------------------
Telecommunication Equipment (1.55%)
ADC Telecommunications Inc (b)                                       21,871                                409
Adtran Inc                                                           11,469                                299
Andrew Corp (a)(b)                                                   29,062                                409
CommScope Inc (a)(b)                                                 11,427                                622
Harris Corp                                                          25,060                              1,375
Plantronics Inc                                                       8,938                                250
Utstarcom Inc (a)(b)                                                 19,846                                 64
                                                                                         ----------------------
                                                                                                         3,428
                                                                                         ----------------------
Telecommunication Services (0.16%)
NeuStar Inc (a)(b)                                                   11,980                                346
                                                                                         ----------------------

Telephone - Integrated (0.69%)
Cincinnati Bell Inc (b)(c)                                           46,221                                238
Telephone & Data Systems Inc (a)                                     19,427                              1,290
                                                                                         ----------------------
                                                                                                         1,528
                                                                                         ----------------------
Textile - Home Furnishings (0.41%)
Mohawk Industries Inc (a)(b)                                         10,046                                904
                                                                                         ----------------------

Tobacco (0.12%)
Universal Corp/Richmond VA                                            4,846                                268
                                                                                         ----------------------

Transactional Software (0.10%)
ACI Worldwide Inc (a)(b)                                              6,935                                212
                                                                                         ----------------------


Transport - Equipment & Leasing (0.20%)
GATX Corp                                                             9,534                                432
                                                                                         ----------------------

Transport - Marine (0.69%)
Alexander & Baldwin Inc                                               8,007                                434
Overseas Shipholding Group                                            4,650                                361
Tidewater Inc (a)                                                    10,727                                734
                                                                                         ----------------------
                                                                                                         1,529
                                                                                         ----------------------
Transport - Services (0.80%)
Expeditors International Washington Inc (a)(c)                       39,777                              1,777
                                                                                         ----------------------

Transport - Truck (0.66%)
Con-way Inc                                                           8,519                                421
JB Hunt Transport Services Inc                                       18,971                                530
Werner Enterprises Inc (a)                                            9,065                                176
YRC Worldwide Inc (a)(b)                                             10,732                                345
                                                                                         ----------------------
                                                                                                         1,472
                                                                                         ----------------------
Veterinary Diagnostics (0.28%)
VCA Antech Inc (b)                                                   15,685                                617
                                                                                         ----------------------

Vitamins & Nutrition Products (0.21%)
NBTY Inc (b)                                                         10,560                                460
                                                                                         ----------------------

Water (0.24%)
Aqua America Inc (a)                                                 24,745                                541
                                                                                         ----------------------

Wireless Equipment (0.18%)
Powerwave Technologies Inc (a)(b)                                    24,315                                159
RF Micro Devices Inc (a)(b)                                          36,010                                250
                                                                                         ----------------------
                                                                                                           409
                                                                                         ----------------------
TOTAL COMMON STOCKS                                                                   $                217,829
                                                                                         ----------------------
                                                            Principal
                                                         Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (1.19%)
Repurchase Agreements (1.19%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized                1,312                              1,312
by U.S.Government Agency Issues; $1,351,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank;
5.29% dated 07/31/07 maturing 08/01/07 (collateralized                 1,312                              1,312
by U.S.Government Agency Issues; $1,351,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                         ----------------------

                                                                                                         2,624
                                                                                         ----------------------
TOTAL SHORT TERM INVESTMENTS                                                          $                  2,624
                                                                                         ----------------------
MONEY MARKET FUNDS (28.46%)
Money Center Banks (28.46%)
BNY Institutional Cash Reserve Fund (d)                              62,993                             62,993
                                                                                         ----------------------
TOTAL MONEY MARKET FUNDS                                                              $                 62,993
                                                                                         ----------------------
Total Investments                                                                     $                283,446
Liabilities in Excess of Other Assets, Net - (28.08)%                                                 (62,137)
                                                                                         ----------------------
TOTAL NET ASSETS - 100.00%                                                            $                221,309
                                                                                         ======================
                                                                                         ----------------------

                                                                                         ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $378 or 0.17% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $                 40,096
Unrealized Depreciation                                                 (13,805)
                                                           ----------------------
Net Unrealized Appreciation (Depreciation)                                26,291
Cost for federal income tax purposes                                     257,155
All dollar amounts are shown in thousands (000's)



                                                        Futures Contracts
                                                                               Current                    Unrealized
                                                             Number of        Original     Market        Appreciation/
Type                                                         Contracts          Value       Value       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Buy:
MidCap 400; September 2007                                       8             $3,637      $3,446                     (191)
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------------------- ----------------------
Sector                                                                                                             Percent
---------------------------------------------------------------------------------------------------- ----------------------
Financial                                                                                                           43.44%
Consumer, Non-cyclical                                                                                              17.57%
Industrial                                                                                                          16.06%
Consumer, Cyclical                                                                                                  13.03%
Energy                                                                                                               9.69%
Technology                                                                                                           9.38%
Utilities                                                                                                            5.84%
Communications                                                                                                       5.65%
Basic Materials                                                                                                      5.13%
Exchange Traded Funds                                                                                                1.77%
Diversified                                                                                                          0.52%
Liabilities in Excess of Other Assets, Net                                                                       (-28.08%)
                                                                                                      ---------------------
TOTAL NET ASSETS                                                                                                   100.00%
                                                                                                      =====================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------------------------------- ----------------------
Asset Type                                                                                                         Percent
---------------------------------------------------------------------------------------------------- ----------------------
Futures                                                                                                              1.56%



Schedule of Investments

July 31, 2007 (unaudited)
MidCap Stock Fund



                                                            Shares Held                       Value (000's)
COMMON STOCKS (94.82%)
Airlines (3.42%)
Alaska Air Group Inc (a)(b)                                          277,200           $                  6,467
AMR Corp (a)(b)                                                      426,800                             10,534
Continental Airlines Inc (a)(b)                                      408,800                             12,881
                                                                                          ----------------------
                                                                                                         29,882
                                                                                          ----------------------
Auto/Truck Parts & Equipment - Original (2.05%)
Magna International Inc (a)                                          204,500                             17,937
                                                                                          ----------------------

Chemicals - Specialty (4.19%)
Cabot Corp                                                           390,800                             15,781
Lubrizol Corp                                                        333,200                             20,878
                                                                                          ----------------------
                                                                                                         36,659
                                                                                          ----------------------
Coatings & Paint (2.27%)
Valspar Corp (a)                                                     718,800                             19,832
                                                                                          ----------------------

Commercial Banks (2.04%)
TCF Financial Corp                                                   727,000                             17,877
                                                                                          ----------------------

Commercial Services (2.25%)
Convergys Corp (b)                                                    89,000                              1,695
Weight Watchers International Inc                                    371,300                             18,016
                                                                                          ----------------------
                                                                                                         19,711
                                                                                          ----------------------
Computers - Integrated Systems (1.41%)
Diebold Inc                                                          242,800                             12,303
                                                                                          ----------------------

Computers - Memory Devices (1.61%)
Network Appliance Inc (a)(b)                                         497,700                             14,105
                                                                                          ----------------------

Computers - Peripheral Equipment (1.91%)
Electronics for Imaging (a)(b)                                       637,100                             16,730
                                                                                          ----------------------

Cosmetics & Toiletries (1.30%)
Estee Lauder Cos Inc/The (a)                                         252,600                             11,372
                                                                                          ----------------------

Data Processing & Management (2.94%)
Acxiom Corp                                                          244,400                              6,149
Fidelity National Information Services                               395,023                             19,605
                                                                                          ----------------------
                                                                                                         25,754
                                                                                          ----------------------
Diversified Manufacturing Operations (2.51%)
Federal Signal Corp (a)                                              331,100                              4,453
Teleflex Inc                                                         228,800                             17,487
                                                                                          ----------------------
                                                                                                         21,940
                                                                                          ----------------------
Electric - Integrated (4.44%)
DTE Energy Co (a)                                                    209,400                              9,712
Pinnacle West Capital Corp                                           504,200                             18,897
Wisconsin Energy Corp                                                237,100                             10,179
                                                                                          ----------------------
                                                                                                         38,788
                                                                                          ----------------------

Electronic Components - Semiconductors (2.88%)
Microchip Technology Inc (a)                                         694,800                             25,228
                                                                                          ----------------------

Electronic Design Automation (0.25%)
Synopsys Inc (b)                                                      88,700                              2,170
                                                                                          ----------------------

Electronic Parts Distribution (1.55%)
Arrow Electronics Inc (a)(b)                                         354,500                             13,549
                                                                                          ----------------------

Enterprise Software & Services (1.38%)
BMC Software Inc (b)                                                 419,900                             12,059
                                                                                          ----------------------

Finance - Investment Banker & Broker (0.87%)
AG Edwards Inc (a)                                                    94,400                              7,633
                                                                                          ----------------------

Financial Guarantee Insurance (4.05%)
AMBAC Financial Group Inc                                            220,500                             14,807
MGIC Investment Corp (a)                                             279,000                             10,786
PMI Group Inc/The (a)                                                289,500                              9,863
                                                                                          ----------------------
                                                                                                         35,456
                                                                                          ----------------------
Food - Dairy Products (0.66%)
Dean Foods Co                                                        200,350                              5,764
                                                                                          ----------------------

Gas - Distribution (1.10%)
NiSource Inc                                                         506,200                              9,653
                                                                                          ----------------------

Machinery Tools & Related Products (2.65%)
Lincoln Electric Holdings Inc (a)                                    321,700                             23,159
                                                                                          ----------------------

Medical - Generic Drugs (2.01%)
Mylan Laboratories Inc (a)                                         1,098,425                             17,608
                                                                                          ----------------------

Medical - Hospitals (1.87%)
Universal Health Services Inc (a)                                    311,900                             16,356
                                                                                          ----------------------

Medical - Wholesale Drug Distribution (0.67%)
AmerisourceBergen Corp                                               124,000                              5,842
                                                                                          ----------------------

Medical Information Systems (2.27%)
IMS Health Inc                                                       704,182                             19,809
                                                                                          ----------------------

Medical Instruments (1.91%)
Edwards Lifesciences Corp (a)(b)                                     364,300                             16,743
                                                                                          ----------------------

Medical Laboratory & Testing Service (2.50%)
Covance Inc (b)                                                      309,700                             21,855
                                                                                          ----------------------

Multi-Line Insurance (2.55%)
HCC Insurance Holdings Inc (a)                                       760,300                             22,262
                                                                                          ----------------------

Non-Hazardous Waste Disposal (3.55%)
Allied Waste Industries Inc (a)(b)                                   676,600                              8,708
Republic Services Inc                                                699,150                             22,338
                                                                                          ----------------------
                                                                                                         31,046
                                                                                          ----------------------
Office Furnishings - Original (2.29%)
HNI Corp (a)                                                         490,300                             20,019
                                                                                          ----------------------

Oil & Gas Drilling (2.28%)
Nabors Industries Ltd (a)(b)                                         682,900                             19,968
                                                                                          ----------------------

Oil Company - Exploration & Production (4.18%)
Cimarex Energy Co                                                    469,000                             17,752
Noble Energy Inc                                                     308,200                             18,843
                                                                                          ----------------------
                                                                                                         36,595
                                                                                          ----------------------
Oil Refining & Marketing (0.10%)
Tesoro Corp (a)                                                       16,600                                827
                                                                                          ----------------------

Pharmacy Services (1.34%)
Express Scripts Inc (b)                                              234,200                             11,740
                                                                                          ----------------------

Property & Casualty Insurance (1.97%)
Fidelity National Financial Inc (a)                                  822,638                             17,185
                                                                                          ----------------------

Reinsurance (1.02%)
Max Capital Group Ltd                                                342,400                              8,940
                                                                                          ----------------------

REITS - Mortgage (0.71%)
Redwood Trust Inc (a)                                                215,700                              6,212
                                                                                          ----------------------

REITS - Office Property (1.56%)
Alexandria Real Estate Equities Inc (a)                              158,100                             13,617
                                                                                          ----------------------

REITS - Regional Malls (1.12%)
General Growth Properties Inc                                        204,300                              9,802
                                                                                          ----------------------

Rental - Auto & Equipment (2.03%)
Aaron Rents Inc (a)                                                  767,600                             17,747
                                                                                          ----------------------

Retail - Apparel & Shoe (1.50%)
Nordstrom Inc                                                        275,700                             13,118
                                                                                          ----------------------

Retail - Jewelry (2.00%)
Tiffany & Co (a)                                                     363,200                             17,524
                                                                                          ----------------------

Retail - Restaurants (1.54%)
Papa John's International Inc (a)(b)                                 407,900                             11,188
Yum! Brands Inc (a)                                                   71,500                              2,291
                                                                                          ----------------------
                                                                                                         13,479
                                                                                          ----------------------
Savings & Loans - Thrifts (2.32%)
Washington Federal Inc (a)                                           900,650                             20,292
                                                                                          ----------------------

Toys (1.82%)
Mattel Inc                                                           695,200                             15,927
                                                                                          ----------------------

Transport - Marine (1.98%)
Tidewater Inc (a)                                                    253,400                             17,338
                                                                                          ----------------------
TOTAL COMMON STOCKS                                                                    $                829,412
                                                                                          ----------------------
                                                             Principal
                                                          Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (5.06%)
Repurchase Agreements (5.06%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized                22,113                             22,112
by U.S.Government Agency Issues; $22,776,000; 0%-6.63%;
dated 08/27/07-11/05/32)


Repurchase Agreements
Investment in Joint Trading Account; Deutsche Bank;
5.29% dated 07/31/07 maturing 08/01/07 (collateralized                22,113                             22,113
 by U.S.Government Agency Issues; $22,776,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                          ----------------------

                                                                                                         44,225
                                                                                          ----------------------
TOTAL SHORT TERM INVESTMENTS                                                           $                 44,225
                                                                                          ----------------------
MONEY MARKET FUNDS (17.69%)
Money Center Banks (17.69%)
BNY Institutional Cash Reserve Fund (c)                              154,696                            154,696
                                                                                          ----------------------
TOTAL MONEY MARKET FUNDS                                                               $                154,696
                                                                                          ----------------------
Total Investments                                                                      $              1,028,333
Liabilities in Excess of Other Assets, Net - (17.57)%                                                 (153,666)
                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                             $                874,667
                                                                                          ======================
                                                                                          ----------------------

                                                                                          ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $                234,278
Unrealized Depreciation                                                  (28,908)
                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                205,370
Cost for federal income tax purposes                                      822,963
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------
Sector                                                                Percent
------------------------------------------------------------------------------
Financial                                                              40.95%
Consumer, Non-cyclical                                                 16.55%
Technology                                                             14.65%
Consumer, Cyclical                                                     14.62%
Industrial                                                             12.24%
Energy                                                                  6.56%
Basic Materials                                                         6.46%
Utilities                                                               5.54%
Liabilities in Excess of Other Assets, Net                          (-17.57%)
                                                        ----------------------
TOTAL NET ASSETS                                                      100.00%
                                                        ======================




Schedule of Investments

July 31, 2007 (unaudited)
MidCap Value Fund



                                                           Shares Held                       Value (000's)
COMMON STOCKS (97.77%)
Aerospace & Defense Equipment (1.88%)
Alliant Techsystems Inc (a)(b)                                        5,300           $                    525
Goodrich Corp                                                        36,200                              2,278
                                                                                         ----------------------
                                                                                                         2,803
                                                                                         ----------------------
Airlines (0.31%)
AMR Corp (a)(b)                                                       5,600                                138
US Airways Group Inc (b)                                             10,500                                326
                                                                                         ----------------------
                                                                                                           464
                                                                                         ----------------------
Apparel Manufacturers (1.51%)
Hanesbrands Inc (b)                                                  45,900                              1,424
VF Corp                                                               9,700                                832
                                                                                         ----------------------
                                                                                                         2,256
                                                                                         ----------------------
Appliances (0.62%)
Whirlpool Corp                                                        9,100                                929
                                                                                         ----------------------

Applications Software (0.18%)
Compuware Corp (b)                                                   28,300                                264
                                                                                         ----------------------

Auto/Truck Parts & Equipment - Original (0.24%)
TRW Automotive Holdings Corp (b)                                     10,900                                358
                                                                                         ----------------------

Batteries & Battery Systems (0.17%)
Energizer Holdings Inc (a)(b)                                         2,500                                252
                                                                                         ----------------------

Broadcasting Services & Programming (1.20%)
Discovery Holding Co (b)                                             22,100                                524
Liberty Media Corp - Capital Series A (b)                            11,000                              1,259
                                                                                         ----------------------
                                                                                                         1,783
                                                                                         ----------------------
Chemicals - Diversified (0.78%)
Celanese Corp                                                        15,500                                581
FMC Corp                                                              6,600                                589
                                                                                         ----------------------
                                                                                                         1,170
                                                                                         ----------------------
Chemicals - Specialty (0.75%)
International Flavors & Fragrances Inc                               10,900                                546
Lubrizol Corp                                                         9,100                                570
                                                                                         ----------------------
                                                                                                         1,116
                                                                                         ----------------------
Coatings & Paint (1.25%)
Sherwin-Williams Co/The                                              26,700                              1,861
                                                                                         ----------------------

Commercial Banks (4.00%)
Bancorpsouth Inc                                                     10,000                                233
Commerce Bancshares Inc/Kansas City MO                                8,600                                382
East West Bancorp Inc                                                 7,000                                257
M&T Bank Corp                                                        10,000                              1,063
Marshall & Ilsley Corp                                               18,400                                758
People's United Financial Inc                                       112,236                              1,809
South Financial Group Inc/The (a)                                    59,300                              1,279
Zions Bancorporation                                                  2,400                                179
                                                                                         ----------------------
                                                                                                         5,960
                                                                                         ----------------------

Commercial Services - Finance (0.26%)
Equifax Inc                                                           9,500                                384
                                                                                         ----------------------

Computer Services (0.93%)
Ceridian Corp (b)                                                     6,500                                220
Computer Sciences Corp (b)                                           10,000                                557
Electronic Data Systems Corp                                         22,600                                610
                                                                                         ----------------------
                                                                                                         1,387
                                                                                         ----------------------
Computers - Integrated Systems (0.67%)
NCR Corp (b)                                                         19,074                                996
                                                                                         ----------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                             4,600                                278
Jarden Corp (a)(b)                                                    8,800                                318
                                                                                         ----------------------
                                                                                                           596
                                                                                         ----------------------
Containers - Paper & Plastic (0.47%)
Sonoco Products Co                                                   19,100                                700
                                                                                         ----------------------

Cruise Lines (1.16%)
Royal Caribbean Cruises Ltd (a)                                      44,900                              1,730
                                                                                         ----------------------

Data Processing & Management (1.32%)
Mastercard Inc (a)                                                   12,200                              1,962
                                                                                         ----------------------

Distribution & Wholesale (2.15%)
Genuine Parts Co                                                     35,100                              1,670
Tech Data Corp (b)                                                   30,789                              1,154
WW Grainger Inc                                                       4,400                                384
                                                                                         ----------------------
                                                                                                         3,208
                                                                                         ----------------------
Diversified Manufacturing Operations (3.47%)
Cooper Industries Ltd                                                 6,900                                365
Crane Co                                                              5,800                                266
Eaton Corp                                                           12,250                              1,190
ITT Corp                                                             33,596                              2,113
Parker Hannifin Corp                                                  8,300                                819
Textron Inc                                                           3,700                                418
                                                                                         ----------------------
                                                                                                         5,171
                                                                                         ----------------------
Electric - Integrated (8.00%)
Centerpoint Energy Inc (a)                                           76,400                              1,259
Constellation Energy Group Inc                                       11,200                                939
Edison International                                                 27,000                              1,428
Entergy Corp                                                          3,500                                350
MDU Resources Group Inc                                              83,200                              2,268
Northeast Utilities                                                  31,800                                869
PG&E Corp (a)                                                        32,300                              1,383
Pinnacle West Capital Corp                                           33,400                              1,252
Sierra Pacific Resources                                             29,100                                462
Xcel Energy Inc                                                      83,900                              1,703
                                                                                         ----------------------
                                                                                                        11,913
                                                                                         ----------------------
Electric Products - Miscellaneous (0.09%)
Ametek Inc                                                            3,638                                142
                                                                                         ----------------------

Electronic Components - Miscellaneous (0.35%)
Gentex Corp                                                          26,300                                519
                                                                                         ----------------------


Electronic Components - Semiconductors (0.15%)
Intersil Corp                                                         7,900                                231
                                                                                         ----------------------

Electronic Design Automation (0.24%)
Cadence Design Systems Inc (b)                                       16,400                                351
                                                                                         ----------------------

Electronic Measurement Instruments (0.14%)
Tektronix Inc                                                         6,200                                204
                                                                                         ----------------------

Electronic Parts Distribution (0.25%)
Avnet Inc (b)                                                         9,900                                375
                                                                                         ----------------------

Electronics - Military (2.13%)
L-3 Communications Holdings Inc                                      32,500                              3,171
                                                                                         ----------------------

Engines - Internal Combustion (0.65%)
Briggs & Stratton Corp (a)                                           34,300                                973
                                                                                         ----------------------

Fiduciary Banks (0.14%)
Northern Trust Corp                                                   3,400                                212
                                                                                         ----------------------

Finance - Commercial (0.38%)
CIT Group Inc                                                        13,700                                564
                                                                                         ----------------------

Financial Guarantee Insurance (2.05%)
AMBAC Financial Group Inc                                             8,500                                571
MBIA Inc (a)                                                         12,700                                712
PMI Group Inc/The (a)                                                15,400                                525
Radian Group Inc (a)                                                 37,000                              1,247
                                                                                         ----------------------
                                                                                                         3,055
                                                                                         ----------------------
Food - Miscellaneous/Diversified (1.48%)
Campbell Soup Co                                                     20,500                                755
ConAgra Foods Inc                                                     7,600                                193
General Mills Inc                                                     2,400                                133
HJ Heinz Co                                                          19,800                                866
McCormick & Co Inc/MD                                                 7,400                                253
                                                                                         ----------------------
                                                                                                         2,200
                                                                                         ----------------------
Food - Retail (0.89%)
Kroger Co/The                                                        17,500                                454
Safeway Inc                                                          27,300                                870
                                                                                         ----------------------
                                                                                                         1,324
                                                                                         ----------------------
Funeral Services & Related Items (0.92%)
Service Corp International/US                                       113,000                              1,370
                                                                                         ----------------------

Gas - Distribution (1.24%)
AGL Resources Inc                                                    14,600                                551
Energen Corp                                                         10,400                                550
UGI Corp                                                             29,100                                751
                                                                                         ----------------------
                                                                                                         1,852
                                                                                         ----------------------
Health Care Cost Containment (0.09%)
McKesson Corp                                                         2,300                                133
                                                                                         ----------------------

Home Decoration Products (0.37%)
Newell Rubbermaid Inc                                                20,800                                550
                                                                                         ----------------------


Hospital Beds & Equipment (1.38%)
Hillenbrand Industries Inc                                           32,700                              2,061
                                                                                         ----------------------

Hotels & Motels (0.24%)
Wyndham Worldwide Corp                                               10,800                                363
                                                                                         ----------------------

Independent Power Producer (0.67%)
Reliant Energy Inc (b)                                               39,000                              1,002
                                                                                         ----------------------

Industrial Gases (0.16%)
Air Products & Chemicals Inc                                          2,800                                242
                                                                                         ----------------------

Instruments - Scientific (0.21%)
Thermo Fisher Scientific Inc (b)                                      6,071                                317
                                                                                         ----------------------

Insurance Brokers (1.34%)
Willis Group Holdings Ltd                                            49,100                              1,993
                                                                                         ----------------------

Internet Security (0.16%)
McAfee Inc (b)                                                        6,550                                235
                                                                                         ----------------------

Investment Management & Advisory Services (1.09%)
Ameriprise Financial Inc                                             20,300                              1,223
Legg Mason Inc                                                        4,400                                396
                                                                                         ----------------------
                                                                                                         1,619
                                                                                         ----------------------
Life & Health Insurance (1.09%)
Cigna Corp                                                            5,730                                296
Lincoln National Corp                                                 2,200                                133
Nationwide Financial Services                                         7,900                                449
Protective Life Corp                                                  6,500                                280
Reinsurance Group of America Inc                                      8,700                                463
                                                                                         ----------------------
                                                                                                         1,621
                                                                                         ----------------------
Machinery - Construction & Mining (0.31%)
Terex Corp (b)                                                        5,300                                457
                                                                                         ----------------------

Machinery - General Industry (0.33%)
Gardner Denver Inc (b)                                               11,900                                495
                                                                                         ----------------------

Medical - Drugs (0.95%)
King Pharmaceuticals Inc (b)                                         26,360                                448
Valeant Pharmaceuticals International (a)                            61,300                                962
                                                                                         ----------------------
                                                                                                         1,410
                                                                                         ----------------------
Medical - HMO (1.77%)
Coventry Health Care Inc (b)                                         43,900                              2,450
Health Net Inc (b)                                                    3,800                                188
                                                                                         ----------------------
                                                                                                         2,638
                                                                                         ----------------------
Medical - Wholesale Drug Distribution (0.47%)
AmerisourceBergen Corp                                               14,800                                697
                                                                                         ----------------------

Medical Laboratory & Testing Service (0.95%)
Quest Diagnostics Inc                                                25,500                              1,415
                                                                                         ----------------------

Metal Processors & Fabrication (0.24%)
Commercial Metals Co                                                 11,600                                358
                                                                                         ----------------------


Motion Pictures & Services (0.39%)
DreamWorks Animation SKG Inc (a)(b)                                  18,900                                586
                                                                                         ----------------------

Multi-Line Insurance (2.25%)
American Financial Group Inc/OH                                      19,200                                539
Assurant Inc                                                         10,200                                518
HCC Insurance Holdings Inc                                           21,000                                615
XL Capital Ltd                                                       21,500                              1,674
                                                                                         ----------------------
                                                                                                         3,346
                                                                                         ----------------------
Office Automation & Equipment (0.89%)
Pitney Bowes Inc                                                      4,700                                217
Xerox Corp (b)                                                       63,400                              1,107
                                                                                         ----------------------
                                                                                                         1,324
                                                                                         ----------------------
Oil - Field Services (0.15%)
Smith International Inc                                               3,600                                221
                                                                                         ----------------------

Oil & Gas Drilling (0.35%)
Nabors Industries Ltd (b)                                            17,900                                523
                                                                                         ----------------------

Oil Company - Exploration & Production (2.13%)
Murphy Oil Corp (a)                                                  37,000                              2,296
Noble Energy Inc                                                     14,400                                880
                                                                                         ----------------------
                                                                                                         3,176
                                                                                         ----------------------
Oil Company - Integrated (0.56%)
Marathon Oil Corp                                                    15,000                                828
                                                                                         ----------------------

Oil Field Machinery & Equipment (0.70%)
Cameron International Corp (b)                                        3,200                                250
Grant Prideco Inc (b)                                                 4,700                                264
National Oilwell Varco Inc (a)(b)                                     4,400                                528
                                                                                         ----------------------
                                                                                                         1,042
                                                                                         ----------------------
Oil Refining & Marketing (0.67%)
Frontier Oil Corp                                                    18,600                                720
Tesoro Corp (a)                                                       5,530                                276
                                                                                         ----------------------
                                                                                                           996
                                                                                         ----------------------
Pharmacy Services (0.88%)
Omnicare Inc (a)                                                     39,400                              1,307
                                                                                         ----------------------

Pipelines (3.13%)
El Paso Corp                                                        120,500                              2,006
National Fuel Gas Co (a)                                             17,700                                767
Oneok Inc                                                            18,500                                939
Spectra Energy Corp                                                  37,200                                948
                                                                                         ----------------------
                                                                                                         4,660
                                                                                         ----------------------
Printing - Commercial (0.62%)
RR Donnelley & Sons Co                                               21,900                                926
                                                                                         ----------------------

Property & Casualty Insurance (1.01%)
Arch Capital Group Ltd (b)                                            8,100                                564
Philadelphia Consolidated Holding Co (b)                             13,720                                496
Safeco Corp                                                           7,700                                450
                                                                                         ----------------------
                                                                                                         1,510
                                                                                         ----------------------
Publishing - Newspapers (0.23%)
Gannett Co Inc                                                        6,900                                344
                                                                                         ----------------------


Publishing - Periodicals (1.22%)
Idearc Inc                                                           52,500                              1,822
                                                                                         ----------------------

Regional Banks (1.79%)
Comerica Inc                                                         20,600                              1,085
Huntington Bancshares Inc/OH                                         20,800                                399
Keycorp (a)                                                          33,900                              1,176
                                                                                         ----------------------
                                                                                                         2,660
                                                                                         ----------------------
Reinsurance (1.94%)
Axis Capital Holdings Ltd                                            61,600                              2,270
Everest Re Group Ltd                                                  6,300                                619
                                                                                         ----------------------
                                                                                                         2,889
                                                                                         ----------------------
REITS - Apartments (1.03%)
AvalonBay Communities Inc                                             6,700                                723
BRE Properties Inc                                                    4,900                                248
Essex Property Trust Inc                                              5,300                                570
                                                                                         ----------------------
                                                                                                         1,541
                                                                                         ----------------------
REITS - Diversified (0.19%)
Vornado Realty Trust                                                  2,700                                289
                                                                                         ----------------------

REITS - Healthcare (0.20%)
Ventas Inc                                                            9,200                                300
                                                                                         ----------------------

REITS - Hotels (0.57%)
Host Hotels & Resorts Inc                                            40,000                                845
                                                                                         ----------------------

REITS - Mortgage (1.82%)
Annaly Capital Management Inc                                       187,600                              2,711
                                                                                         ----------------------

REITS - Office Property (1.83%)
American Financial Realty Trust                                     109,000                                956
Boston Properties Inc (a)                                            11,100                              1,049
SL Green Realty Corp                                                  5,900                                716
                                                                                         ----------------------
                                                                                                         2,721
                                                                                         ----------------------
REITS - Regional Malls (0.92%)
CBL & Associates Properties Inc                                      11,400                                363
General Growth Properties Inc                                        12,300                                590
Taubman Centers Inc                                                   8,600                                414
                                                                                         ----------------------
                                                                                                         1,367
                                                                                         ----------------------
REITS - Shopping Centers (0.25%)
Weingarten Realty Investors (a)                                      10,300                                377
                                                                                         ----------------------

REITS - Warehouse & Industrial (1.60%)
First Industrial Realty Trust Inc (a)                                43,100                              1,669
Prologis                                                             12,500                                711
                                                                                         ----------------------
                                                                                                         2,380
                                                                                         ----------------------
Retail - Auto Parts (1.07%)
Advance Auto Parts Inc                                               45,800                              1,592
                                                                                         ----------------------

Retail - Consumer Electronics (0.23%)
RadioShack Corp (a)                                                  13,500                                339
                                                                                         ----------------------

Retail - Discount (1.35%)
Dollar Tree Stores Inc (b)                                           11,400                                436
Family Dollar Stores Inc                                             53,400                              1,582
                                                                                         ----------------------
                                                                                                         2,018
                                                                                         ----------------------

Retail - Major Department Store (0.07%)
JC Penney Co Inc (a)                                                  1,507                                103
                                                                                         ----------------------

Savings & Loans - Thrifts (0.59%)
New York Community Bancorp Inc (a)                                   54,300                                881
                                                                                         ----------------------

Semiconductor Component - Integrated Circuits (0.38%)
Atmel Corp (b)                                                       63,000                                340
Integrated Device Technology Inc (b)                                 14,200                                231
                                                                                         ----------------------
                                                                                                           571
                                                                                         ----------------------
Semiconductor Equipment (0.20%)
Teradyne Inc (a)(b)                                                  18,560                                291
                                                                                         ----------------------

Soap & Cleaning Products (0.24%)
Church & Dwight Co Inc                                                7,200                                353
                                                                                         ----------------------

Steel - Producers (1.17%)
Carpenter Technology Corp                                             2,500                                297
Reliance Steel & Aluminum Co                                         12,700                                667
Steel Dynamics Inc (a)                                               18,600                                780
                                                                                         ----------------------
                                                                                                         1,744
                                                                                         ----------------------
Telecommunication Equipment (0.25%)
ADC Telecommunications Inc (b)                                       12,000                                224
Harris Corp                                                           2,609                                143
                                                                                         ----------------------
                                                                                                           367
                                                                                         ----------------------
Telecommunication Services (0.45%)
Embarq Corp (a)                                                      10,900                                674
                                                                                         ----------------------

Telephone - Integrated (0.82%)
Qwest Communications International Inc (a)(b)                       104,480                                891
Telephone & Data Systems Inc                                          4,900                                326
                                                                                         ----------------------
                                                                                                         1,217
                                                                                         ----------------------
Theaters (0.23%)
Regal Entertainment Group (a)                                        16,000                                342
                                                                                         ----------------------

Tobacco (4.12%)
Loews Corp - Carolina Group                                          37,879                              2,871
Reynolds American Inc (a)                                            31,000                              1,896
UST Inc (a)                                                          25,500                              1,366
                                                                                         ----------------------
                                                                                                         6,133
                                                                                         ----------------------
Tools - Hand Held (1.95%)
Snap-On Inc                                                          12,800                                670
Stanley Works/The (a)                                                40,400                              2,235
                                                                                         ----------------------
                                                                                                         2,905
                                                                                         ----------------------
Toys (1.17%)
Hasbro Inc                                                           27,900                                782
Mattel Inc                                                           42,200                                967
                                                                                         ----------------------
                                                                                                         1,749
                                                                                         ----------------------
Transport - Marine (0.44%)
Tidewater Inc (a)                                                     9,500                                650
                                                                                         ----------------------

Transport - Services (1.08%)
Ryder System Inc                                                     29,700                              1,615
                                                                                         ----------------------
TOTAL COMMON STOCKS                                                                   $                145,647
                                                                                         ----------------------

                                                            Principal
                                                         Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (0.17%)
Commercial Paper (0.17%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                        250                                250
                                                                                         ----------------------
TOTAL SHORT TERM INVESTMENTS                                                          $                    250
                                                                                         ----------------------
MONEY MARKET FUNDS (14.39%)
Money Center Banks (14.39%)
BNY Institutional Cash Reserve Fund (c)                              21,442                             21,442
                                                                                         ----------------------
TOTAL MONEY MARKET FUNDS                                                              $                 21,442
                                                                                         ----------------------
Total Investments                                                                     $                167,339
Liabilities in Excess of Other Assets, Net - (12.33)%                                                 (18,370)
                                                                                         ----------------------
TOTAL NET ASSETS - 100.00%                                                            $                148,969
                                                                                         ======================
                                                                                         ----------------------

                                                                                         ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                               $                 16,605
Unrealized Depreciation                                                                                (7,518)
                                                                                         ----------------------
Net Unrealized Appreciation (Depreciation)                                                               9,087
Cost for federal income tax purposes                                                                   158,252
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------------- ----------- ----------------------
Sector                                                                                                 Percent
---------------------------------------------------------------------------- ----------- ----------------------
Financial                                                                                               40.64%
Consumer, Non-cyclical                                                                                  15.40%
Industrial                                                                                              14.17%
Consumer, Cyclical                                                                                      11.14%
Utilities                                                                                                9.91%
Energy                                                                                                   7.68%
Technology                                                                                               4.95%
Communications                                                                                           4.32%
Basic Materials                                                                                          4.12%
Liabilities in Excess of Other Assets, Net                                                           (-12.33%)
                                                                                         ----------------------
TOTAL NET ASSETS                                                                                       100.00%
                                                                                         ======================




Schedule of Investments

July 31, 2007 (unaudited)
Money Market Fund

                                                                         Principal
                                                                         Amount                              Value (000's)
                                                                         (000's)
COMMERCIAL PAPER (79.45%)
Asset Backed Securities (5.13%)
CAFCO
5.26%, 8/ 1/2007                                                           10,000                     $                 10,000
5.255%, 9/21/2007                                                          12,065                                       11,975
5.25%, 11/ 1/2007                                                          12,970                                       12,796
FCAR Owner Trust I
5.23%, 9/12/2007                                                            9,000                                        8,945
5.19%, 9/19/2007                                                           11,000                                       10,922
5.25%, 10/24/2007                                                          10,100                                        9,976
5.24%, 11/15/2007                                                          11,900                                       11,717
Windmill Funding
5.27%, 8/ 9/2007                                                           10,000                                        9,988
5.27%, 8/17/2007                                                           14,700                                       14,666
5.25%, 10/ 2/2007                                                          19,000                                       18,828
5.25%, 10/ 3/2007                                                           5,600                                        5,549
                                                                                                         ----------------------
                                                                                                                       125,362
                                                                                                         ----------------------
Beverages - Non-Alcoholic (0.93%)
Coca-Cola Co/The
5.20%, 11/29/2007                                                          12,000                                       11,792
5.20%, 12/ 7/2007                                                          11,000                                       10,797
                                                                                                         ----------------------
                                                                                                                        22,589
                                                                                                         ----------------------
Chemicals - Diversified (1.70%)
BASF AG
5.225%, 8/17/2007                                                           9,000                                        8,979
5.235%, 8/21/2007                                                          13,020                                       12,982
5.25%, 10/ 2/2007                                                          10,000                                        9,910
5.19%, 1/10/2008                                                           10,000                                        9,766
                                                                                                         ----------------------
                                                                                                                        41,637
                                                                                                         ----------------------
Commercial Banks (5.87%)
Skandinaviska Enskilda Banken
5.19%, 8/20/2007                                                            9,000                                        8,975
5.23%, 10/ 9/2007                                                          14,040                                       13,899
5.16%, 11/ 2/2007                                                          11,000                                       10,853
Societe Generale North America Inc
5.20%, 8/ 7/2007                                                            9,190                                        9,182
5.25%, 9/25/2007                                                           10,000                                        9,920
5.165%, 11/ 5/2007                                                         10,890                                       10,740
5.20%, 12/11/2007                                                           8,000                                        7,848
Svenska Handelsbanken
5.22%, 8/ 6/2007                                                           12,000                                       11,991
5.24%, 10/22/2007                                                          13,000                                       12,845
Westpac Banking Corp
5.20%, 8/ 1/2007                                                           10,000                                       10,000
5.195%, 8/ 2/2007                                                          14,100                                       14,098
5.205%, 9/10/2007                                                          12,000                                       11,931
5.225%, 11/20/2007                                                         11,250                                       11,069
                                                                                                         ----------------------
                                                                                                                       143,351
                                                                                                         ----------------------
Distribution & Wholesale (1.26%)
Louis Dreyfus
5.28%, 8/ 7/2007                                                            9,900                                        9,891
5.27%, 8/14/2007                                                           11,000                                       10,979
Distribution & Wholesale
Louis Dreyfus (continued)
5.27%, 8/23/2007                                                           10,000                                        9,968
                                                                                                         ----------------------
                                                                                                                        30,838
                                                                                                         ----------------------
Diversified Financial Services (1.22%)
General Electric Capital
5.125%, 9/ 4/2007                                                          15,000                                       14,927
5.104%, 9/20/2007                                                          15,000                                       14,894
                                                                                                         ----------------------
                                                                                                                        29,821
                                                                                                         ----------------------
Diversified Manufacturing Operations (1.47%)
Dover Corp
5.27%, 8/23/2007                                                           12,000                                       11,961
5.25%, 9/19/2007                                                           14,180                                       14,079
General Electric
5.24%, 9/28/2007                                                           10,000                                        9,916
                                                                                                         ----------------------
                                                                                                                        35,956
                                                                                                         ----------------------
Finance - Auto Loans (1.02%)
Toyota Motor Credit
5.22%, 8/ 7/2007                                                           10,000                                        9,991
5.097%, 9/25/2007                                                          15,000                                       14,884
                                                                                                         ----------------------
                                                                                                                        24,875
                                                                                                         ----------------------
Finance - Commercial (1.86%)
CIT Group
5.21%, 8/24/2007                                                           10,000                                        9,967
5.17%, 9/28/2007                                                           13,900                                       13,784
5.25%, 10/29/2007                                                          10,000                                        9,870
5.24%, 11/20/2007                                                          12,000                                       11,806
                                                                                                         ----------------------
                                                                                                                        45,427
                                                                                                         ----------------------
Finance - Consumer Loans (2.03%)
HSBC Finance
5.25%, 9/14/2007                                                           10,240                                       10,174
John Deere Capital Corp
5.19%, 8/10/2007                                                            9,200                                        9,188
5.21%, 9/ 5/2007                                                           12,000                                       11,939
5.24%, 9/14/2007                                                            5,495                                        5,460
5.25%, 10/ 4/2007                                                          13,000                                       12,879
                                                                                                         ----------------------
                                                                                                                        49,640
                                                                                                         ----------------------
Finance - Investment Banker & Broker (6.92%)
Citigroup Funding
5.22%, 8/28/2007                                                            7,000                                        6,973
5.22%, 9/ 6/2007                                                           11,000                                       10,943
5.24%, 10/19/2007                                                          14,100                                       13,938
5.24%, 10/23/2007                                                          10,800                                       10,670
ING U.S. Funding
5.21%, 11/ 6/2007                                                          13,000                                       12,817
JP Morgan Chase
5.22%, 8/16/2007                                                           10,000                                        9,978
5.23%, 8/20/2007                                                            9,000                                        8,975
Merrill Lynch & Co Inc
5.22%, 8/13/2007                                                           10,000                                        9,983
5.22%, 9/11/2007                                                           11,700                                       11,630
5.19%, 9/13/2007                                                            9,650                                        9,590
5.20%, 10/ 5/2007                                                          13,100                                       12,977
Morgan Stanley
5.21%, 8/21/2007                                                           11,000                                       10,968
5.21%, 8/31/2007                                                            9,000                                        8,961

Finance - Investment Banker & Broker
Morgan Stanley (continued)
5.30%, 12/31/2007                                                          30,520                                       30,520
                                                                                                         ----------------------
                                                                                                                       168,923
                                                                                                         ----------------------
Finance - Leasing Company (1.22%)
River Fuel Funding
5.25%, 10/31/2007                                                          28,730                                       28,349
5.275%, 10/31/2007                                                          1,426                                        1,407
                                                                                                         ----------------------
                                                                                                                        29,756
                                                                                                         ----------------------
Finance - Other Services (6.15%)
ABN-AMRO North America Finance Inc
5.23%, 8/ 6/2007                                                           14,520                                       14,509
5.25%, 8/13/2007                                                            6,800                                        6,788
5.195%, 11/30/2007                                                         13,800                                       13,559
5.19%, 12/10/2007                                                          13,510                                       13,255
Commoloco
5.20%, 12/ 5/2007                                                           9,000                                        8,836
CRC Funding
5.26%, 8/ 6/2007                                                           11,100                                       11,092
5.27%, 9/11/2007                                                           10,000                                        9,940
5.25%, 10/ 1/2007                                                           8,900                                        8,821
5.25%, 10/30/2007                                                          10,000                                        9,869
Park Avenue Receivables Company
5.27%, 8/15/2007                                                           11,200                                       11,177
5.25%, 9/ 6/2007                                                           10,000                                        9,947
5.25%, 9/ 7/2007                                                           11,000                                       10,941
Private Export Funding
5.225%, 8/ 2/2007                                                          10,000                                        9,999
5.18%, 8/22/2007                                                           11,475                                       11,440
                                                                                                         ----------------------
                                                                                                                       150,173
                                                                                                         ----------------------
Food - Wholesale & Distribution (0.42%)
Sysco Corp
5.24%, 9/24/2007                                                           10,300                                       10,219
                                                                                                         ----------------------

Life & Health Insurance (1.39%)
Prudential PLC
5.22%, 8/ 3/2007                                                           11,100                                       11,097
5.24%, 8/27/2007                                                           13,000                                       12,951
5.25%, 10/26/2007                                                          10,000                                        9,874
                                                                                                         ----------------------
                                                                                                                        33,922
                                                                                                         ----------------------
Medical - Drugs (1.90%)
Astrazeneca PLC
5.25%, 10/10/2007                                                           9,000                                        8,908
5.25%, 10/16/2007                                                          11,100                                       10,977
5.25%, 10/18/2007                                                           4,700                                        4,647
5.25%, 10/19/2007                                                           8,325                                        8,229
5.22%, 1/17/2008                                                           14,000                                       13,663
                                                                                                         ----------------------
                                                                                                                        46,424
                                                                                                         ----------------------
Money Center Banks (5.63%)
Allied Irish Bank
5.185%, 9/18/2007                                                          12,000                                       11,917
Bank of America
5.205%, 8/30/2007                                                           7,420                                        7,389
5.25%, 9/ 5/2007                                                           10,200                                       10,148
5.245%, 10/10/2007                                                          7,000                                        6,929
5.20%, 11/ 1/2007                                                          10,000                                        9,867
HBOS Treasury Services
5.235%, 8/14/2007                                                          11,235                                       11,214
Money Center Banks
HBOS Treasury Services (continued)
5.24%, 8/29/2007                                                           10,000                                        9,959
5.25%, 9/ 7/2007                                                            9,000                                        8,951
5.245%, 10/ 3/2007                                                         10,900                                       10,800
5.245%, 10/30/2007                                                          7,100                                        7,007
UBS Finance Delaware LLC
5.205%, 9/24/2007                                                           8,000                                        7,937
5.24%, 10/19/2007                                                          14,000                                       13,839
5.21%, 11/14/2007                                                          12,900                                       12,704
5.21%, 12/ 6/2007                                                           9,000                                        8,835
                                                                                                         ----------------------
                                                                                                                       137,496
                                                                                                         ----------------------
Mortgage Banks (1.96%)
Northern Rock PLC
5.23%, 8/ 6/2007                                                            9,000                                        8,993
5.23%, 8/ 8/2007                                                           12,000                                       11,988
5.235%, 8/ 9/2007                                                           9,000                                        8,990
5.23%, 8/10/2007                                                            7,000                                        6,991
5.24%, 10/ 9/2007                                                           2,490                                        2,465
5.245%, 10/25/2007                                                          8,440                                        8,335
                                                                                                         ----------------------
                                                                                                                        47,762
                                                                                                         ----------------------
Multi-line Insurance (0.49%)
Genworth Financial
5.28%, 8/24/2007                                                           12,100                                       12,059
                                                                                                         ----------------------

Special Purpose Banks (0.22%)
Dexia Delaware LLC
5.26%, 9/21/2007                                                            5,400                                        5,360
                                                                                                         ----------------------

Special Purpose Entity (26.34%)
Barclays U.S. Funding
5.24%, 8/23/2007                                                            7,600                                        7,576
5.245%, 8/30/2007                                                          10,000                                        9,958
5.25%, 9/26/2007                                                           10,000                                        9,918
5.225%, 11/13/2007                                                         10,000                                        9,849
5.22%, 11/26/2007                                                           9,930                                        9,762
Charta LLC
5.28%, 8/13/2007                                                            7,910                                        7,896
5.29%, 8/24/2007                                                           14,000                                       13,953
5.25%, 9/ 7/2007                                                           12,000                                       11,935
5.25%, 10/18/2007                                                          14,000                                       13,841
Compass Securitization
5.27%, 8/16/2007                                                           13,000                                       12,972
5.33%, 8/31/2007                                                            9,830                                        9,786
5.25%, 9/17/2007                                                           12,000                                       11,918
Coop Association of Tractor Dealers
5.30%, 8/ 3/2007                                                            9,000                                        8,997
5.24%, 10/12/2007                                                          10,000                                        9,895
5.17%, 10/15/2007                                                          11,400                                       11,277
5.28%, 11/ 5/2007                                                           9,300                                        9,169
Galaxy Funding
5.235%, 8/ 8/2007                                                          12,000                                       11,988
5.235%, 8/20/2007                                                          10,000                                        9,972
5.245%, 9/14/2007                                                           7,000                                        6,955
5.25%, 9/18/2007                                                           10,000                                        9,930
Grampian Funding
5.27%, 8/13/2007                                                            7,560                                        7,547
5.27%, 8/17/2007                                                            5,800                                        5,786
5.24%, 10/25/2007                                                          13,100                                       12,938
Special Purpose Entity
Grampian Funding (continued)
5.22%, 12/12/2007                                                          12,000                                       11,769
5.20%, 1/11/2008                                                           10,000                                        9,765
Klio Funding Corp
5.245%, 8/22/2007                                                          10,000                                        9,969
5.255%, 8/22/2007                                                           5,094                                        5,078
5.30%, 10/ 4/2007                                                          13,900                                       13,769
Klio II Funding Corp
5.255%, 8/29/2007                                                          10,000                                        9,959
Klio III Funding Corp
5.25%, 8/ 3/2007                                                            6,000                                        5,998
5.31%, 10/11/2007                                                          12,000                                       11,874
Prudential Funding Corp
5.25%, 9/18/2007                                                           13,000                                       12,909
Ranger Funding
5.30%, 8/ 3/2007                                                           10,600                                       10,597
5.23%, 8/10/2007                                                            7,350                                        7,340
5.26%, 8/21/2007                                                           11,000                                       10,968
5.28%, 8/27/2007                                                            5,050                                        5,031
5.27%, 9/ 6/2007                                                            6,250                                        6,217
5.25%, 9/10/2007                                                            6,230                                        6,194
Scaldis Capital
5.275%, 8/ 7/2007                                                          10,000                                        9,991
5.25%, 9/13/2007                                                            6,325                                        6,285
5.16%, 9/17/2007                                                           14,199                                       14,103
5.22%, 11/ 9/2007                                                          15,283                                       15,061
Stanfield Victoria Funding
5.24%, 8/28/2007                                                           11,000                                       10,957
5.17%, 10/11/2007                                                          10,000                                        9,898
5.26%, 10/25/2007                                                          11,000                                       10,863
5.16%, 11/21/2007                                                           7,000                                        6,888
Surrey Funding
5.255%, 8/ 2/2007                                                          11,000                                       10,998
5.27%, 8/16/2007                                                           13,000                                       12,972
5.27%, 8/27/2007                                                           10,000                                        9,962
5.27%, 8/29/2007                                                           11,000                                       10,955
Variable Funding Capital Corp LLC
5.265%, 8/ 9/2007                                                           5,800                                        5,793
5.24%, 9/ 5/2007                                                           12,000                                       11,939
5.245%, 10/17/2007                                                         10,000                                        9,888
Victory Finance LLC
5.28%, 10/24/2007                                                          10,000                                        9,877
Whistlejacket Capital Ltd
5.29%, 8/14/2007                                                            6,000                                        5,989
5.27%, 9/21/2007                                                            9,000                                        8,933
5.27%, 9/24/2007                                                           10,840                                       10,754
5.21%, 10/ 9/2007                                                          10,229                                       10,127
5.24%, 11/15/2007                                                          13,000                                       12,799
White Pine Finance
5.24%, 8/15/2007                                                           12,000                                       11,976
Yorktown Capital
5.245%, 8/ 1/2007                                                          15,000                                       15,000
5.27%, 8/30/2007                                                           10,000                                        9,958
5.26%, 9/10/2007                                                            9,000                                        8,947
5.25%, 9/12/2007                                                           11,270                                       11,201
                                                                                                         ----------------------
                                                                                                                       643,369
                                                                                                         ----------------------

Supranational Bank (1.87%)
Corp Andina de Fomento
5.27%, 9/12/2007                                                           14,000                                       13,914
5.27%, 10/ 9/2007                                                          13,040                                       12,908
5.27%, 10/12/2007                                                          10,000                                        9,895
5.27%, 10/17/2007                                                           9,000                                        8,898
                                                                                                         ----------------------
                                                                                                                        45,615
                                                                                                         ----------------------
Telephone - Integrated (2.45%)
AT&T Inc
5.26%, 8/28/2007                                                           11,800                                       11,753
Telstra Corp
5.24%, 8/ 8/2007                                                           16,660                                       16,643
5.26%, 9/27/2007                                                           10,900                                       10,809
5.25%, 10/17/2007                                                          10,000                                        9,888
5.27%, 10/24/2007                                                          10,900                                       10,766
                                                                                                         ----------------------
                                                                                                                        59,859
                                                                                                         ----------------------
TOTAL COMMERCIAL PAPER                                                                                $              1,940,433
                                                                                                         ----------------------
FUNDING AGREEMENTS (2.50%)
Financial Guarantee Insurance (2.50%)
ING Funding Agreement
5.40%, 9/ 4/2007                                                           25,000                                       25,000
New York Life Funding Agreement
5.38%, 8/ 1/2007 (a)                                                       36,000                                       36,000
                                                                                                         ----------------------
                                                                                                                        61,000
                                                                                                         ----------------------
TOTAL FUNDING AGREEMENTS                                                                              $                 61,000
                                                                                                         ----------------------
BONDS (11.42%)
Aerospace & Defense (0.20%)
General Dynamics Corp
3.00%, 5/15/2008                                                            4,840                                        4,749
                                                                                                         ----------------------

Asset Backed Securities (0.16%)
CNH Equipment Trust
5.26%, 12/17/2007 (a)                                                       3,960                                        3,960
                                                                                                         ----------------------

Auto - Car & Light Trucks (0.14%)
BMW US Capital LLC
5.30%, 8/ 6/2007 (a)(b)                                                     3,300                                        3,300
                                                                                                         ----------------------

Automobile Sequential (1.60%)
AmeriCredit Automobile Receivables Trust
5.31%, 8/ 6/2007                                                              213                                          213
5.32%, 10/ 9/2007 (a)                                                       6,656                                        6,655
Capital Auto Receivables Asset Trust
5.37%, 2/15/2008 (b)                                                        4,552                                        4,552
Capital One Auto Finance Trust
5.32%, 8/15/2007                                                            3,096                                        3,096
Carmax Auto Owner Trust
5.31%, 8/15/2007                                                              259                                          258
Household Automotive Trust
5.33%, 8/17/2007 (a)                                                          703                                          703
Long Beach Auto Receivables Trust
5.33%, 10/15/2007 (a)                                                       2,720                                        2,720
Merrill Auto Trust Securitization
5.35%, 2/15/2008                                                            8,452                                        8,452
Triad Auto Receivables Owner Trust
5.30%, 11/12/2007                                                           6,540                                        6,540

Automobile Sequential
Wachovia Auto Loan Owner Trust
5.34%, 12/20/2007                                                           5,898                                        5,898
                                                                                                         ----------------------
                                                                                                                        39,087
                                                                                                         ----------------------
Chemicals - Diversified (0.25%)
BASF Finance Europe NV
5.35%, 10/20/2007 (a)(b)                                                    6,100                                        6,100
                                                                                                         ----------------------

Commercial Banks (1.07%)
Allied Irish Banks PLC
5.30%, 8/20/2007 (a)(b)                                                     9,000                                        9,000
BES Finance Ltd
5.37%, 8/ 2/2007 (a)(b)                                                     9,000                                        9,000
Skandinaviska Enskilda Banken AB
5.33%, 9/24/2007 (a)(b)                                                     8,000                                        8,000
                                                                                                         ----------------------
                                                                                                                        26,000
                                                                                                         ----------------------
Finance - Consumer Loans (0.21%)
HSBC Finance Corp
6.40%, 6/17/2008                                                            5,100                                        5,141
                                                                                                         ----------------------

Finance - Investment Banker & Broker (1.15%)
Bear Stearns Cos Inc/The
4.00%, 1/31/2008                                                            5,710                                        5,666
Goldman Sachs Group
5.36%, 8/25/2008 (a)(c)                                                    13,000                                       13,000
JPMorgan Chase & Co
5.31%, 8/ 2/2007 (a)                                                        2,500                                        2,500
Lehman Brothers Holdings Inc
5.35%, 9/27/2007 (a)                                                        6,860                                        6,860
                                                                                                         ----------------------
                                                                                                                        28,026
                                                                                                         ----------------------
Medical - Hospitals (0.53%)
Portland Clinic LLP/The
5.37%, 11/20/2027                                                          12,960                                       12,960
                                                                                                         ----------------------

Medical - Outpatient & Home Medical Care (0.27%)
Everett Clinic PS
5.36%, 5/ 1/2022                                                            6,700                                        6,700
                                                                                                         ----------------------

Property & Casualty Insurance (0.20%)
Chubb Corp
4.93%, 11/16/2007                                                           5,000                                        4,993
                                                                                                         ----------------------

Special Purpose Entity (5.64%)
Advance Packaging Corp
5.35%, 10/ 1/2036                                                          11,200                                       11,200
Aerospace Corp
5.31%, 6/ 1/2036 (b)                                                       50,000                                       50,000
Allstate Life Global Funding Trusts
5.32%, 8/ 6/2007 (a)                                                        3,200                                        3,200
Chatham Capital Corp
5.35%, 11/ 1/2028                                                          11,080                                       11,080
Corporate Finance Managers Inc
5.40%, 2/ 2/2043                                                           16,315                                       16,315
Forward Corp
5.35%, 12/ 1/2030                                                           3,815                                        3,815
Foster/Schweihofer Real Estate Co LLC
5.39%, 9/20/2033                                                            6,475                                        6,475

Special Purpose Entity
National Coney Island Financial LLC
5.35%, 10/ 1/2030                                                           6,400                                        6,400
NGSP Inc
5.35%, 6/ 1/2046                                                           20,000                                       20,000
Pineview Estates LC
5.35%, 1/ 1/2023                                                            5,140                                        5,140
Rockwood Quarry LLC
5.35%, 12/ 1/2022                                                           4,200                                        4,200
                                                                                                         ----------------------
                                                                                                                       137,825
                                                                                                         ----------------------
TOTAL BONDS                                                                                           $                278,841
                                                                                                         ----------------------
TAX-EXEMPT BONDS (7.13%)
Alaska (0.15%)
Four Dam Pool Power Agency  Dexia
5.35%, 7/ 1/2026                                                            3,730                                        3,730
                                                                                                         ----------------------

Arizona (0.46%)
Glendale Industrial Development Authority  Bank of New York
5.35%, 7/ 1/2035                                                            7,495                                        7,495
Tucson Airport Authority Inc/AZ  Bank of America
5.35%, 12/ 1/2018                                                           3,635                                        3,635
                                                                                                         ----------------------
                                                                                                                        11,130
                                                                                                         ----------------------
California (2.44%)
Abag Finance Authority for Nonprofit Co  Bank of New York/ CALSTERs
5.32%, 11/ 1/2031                                                           2,000                                        2,000
Alameda County Industrial Development Authority  Comerica Bank
5.37%, 6/ 1/2030                                                            2,060                                        2,060
5.37%, 4/ 1/2034                                                              545                                          545
California Statewide Communities Development  Fannie Mae
5.35%, 8/15/2034                                                            1,000                                        1,000
City of Fairfield CA  Landesbank Hessen-Thueringen
5.32%, 6/ 1/2034                                                            6,700                                        6,700
City of Long Beach CA  Allied Irish Bank
5.37%, 11/ 1/2030                                                           2,900                                        2,900
City of Richmond CA  Fannie Mae
5.34%, 8/15/2037                                                            3,200                                        3,200
City of Santa Rosa CA  Lnadesbank Hessen- Thueringen
5.32%, 9/ 1/2024                                                            4,835                                        4,835
Kern Water Bank Authority  Wells Fargo
5.40%, 7/ 1/2028                                                            2,700                                        2,700
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.34%, 8/ 1/2028                                                           33,750                                       33,750
                                                                                                         ----------------------
                                                                                                                        59,690
                                                                                                         ----------------------
Colorado (0.30%)
Colorado Housing & Finance Authority/CO  Wells Fargo
5.40%, 4/ 1/2029                                                              885                                          885
County of Kit Carson CO  Wells Fargo
5.33%, 6/ 1/2027                                                            2,100                                        2,100
County of Montrose CO  Wells Fargo
5.40%, 6/ 1/2010                                                              400                                          400
Sheridan Redevelopment Agency Citibank NA
5.32%, 12/ 1/2029                                                           4,000                                        4,000
                                                                                                         ----------------------
                                                                                                                         7,385
                                                                                                         ----------------------
Georgia (0.47%)
Savannah College of Art & Design Inc  Bank of America
5.35%, 4/ 1/2024                                                            2,400                                        2,400

Georgia
South Fulton Municipal Regional Jail Authority  MBIA
5.35%, 11/ 1/2017                                                           9,100                                        9,100
                                                                                                         ----------------------
                                                                                                                        11,500
                                                                                                         ----------------------
Illinois (0.80%)
Memorial Health System/IL  JP Morgan Chase
5.33%, 10/ 1/2024                                                          19,430                                       19,430
                                                                                                         ----------------------

Kentucky (0.12%)
Florence KY  Fifth Third Bank
5.37%, 4/15/2035                                                            3,000                                        3,000
                                                                                                         ----------------------

Michigan (0.35%)
Michigan State Housing Development Authority  MBIA
5.35%, 6/ 1/2030                                                            8,570                                        8,570
                                                                                                         ----------------------

Minnesota (0.09%)
City of Plymouth MN  FSA
5.33%, 6/ 1/2024                                                            2,165                                        2,165
                                                                                                         ----------------------

New Mexico (0.20%)
County of Bernalillo NM  Bank of America
5.35%, 9/ 1/2030                                                            4,775                                        4,775
                                                                                                         ----------------------

New York (0.22%)
New York City Housing Development Corp  Landesbank Hessen-Thueringen
5.37%, 6/ 1/2039                                                            5,500                                        5,500
                                                                                                         ----------------------

North Carolina (0.40%)
North Carolina Capital Facilities Finance  Bank of America
5.35%, 9/ 1/2018                                                            9,690                                        9,690
                                                                                                         ----------------------

Oklahoma (0.27%)
University Hospital  Bank of America
5.35%, 8/15/2021                                                            6,580                                        6,580
                                                                                                         ----------------------

Oregon (0.05%)
Lake Oswego Redevelopment Agency/OR  Wells Fargo
5.40%, 6/ 1/2020                                                            1,285                                        1,285
                                                                                                         ----------------------

Utah (0.28%)
Utah Telecommunication Open Infrastructure  Bank of America
5.35%, 7/15/2026                                                            6,800                                        6,800
                                                                                                         ----------------------

Washington (0.53%)
Washington State Housing Finance Commission  Bank of America
5.36%, 3/15/2039                                                            2,185                                        2,185
5.35%, 12/ 1/2040                                                           2,020                                        2,020
Washington State Housing Finance Commission  Fannie Mae
5.35%, 9/ 1/2028                                                            1,405                                        1,405
5.34%, 9/15/2037                                                            2,730                                        2,730
5.34%, 12/15/2037                                                           3,855                                        3,855

Washington
Washington State Housing Finance Commission  US Bank
5.38%, 12/ 1/2028                                                             760                                          760
                                                                                                         ----------------------
                                                                                                                        12,955
                                                                                                         ----------------------
TOTAL TAX-EXEMPT BONDS                                                                                $                174,185
                                                                                                         ----------------------
Total Investments                                                                                     $              2,454,459
Liabilities in Excess of Other Assets, Net - (0.50)%                                                                  (12,098)
                                                                                                         ----------------------
TOTAL NET ASSETS - 100.00%                                                                            $              2,442,361
                                                                                                         ======================
                                                                                                         ----------------------

(a)  Variable Rate
(b)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value of these  securities  totaled  $89,952  or 3.68% of net assets.
(c)  Non-Income Producing Security

Portfolio Summary (unaudited)
--------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                 Percent
--------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                               74.95%
Asset Backed Securities                                                                                                  6.90%
Revenue                                                                                                                  5.60%
Consumer, Non-cyclical                                                                                                   4.05%
Communications                                                                                                           2.45%
Basic Materials                                                                                                          1.95%
Industrial                                                                                                               1.67%
Consumer, Cyclical                                                                                                       1.40%
Insured                                                                                                                  1.31%
Tax Allocation                                                                                                           0.22%
Liabilities in Excess of Other Assets, Net                                                                            (-0.50%)
                                                                                                         ----------------------
TOTAL NET ASSETS                                                                                                       100.00%
                                                                                                         ======================



Schedule of Investments

July 31, 2007 (unaudited)
Mortgage Securities Fund


                                                                  Principal
                                                               Amount (000's)                      Value (000's)
BONDS (23.46%)
Finance - Mortgage Loan/Banker (10.13%)
Fannie Mae
3.25%, 1/15/2008 (a)                                     $                 10,000           $                  9,908
5.80%, 7/16/2013 (b)                                                       18,000                             17,952
6.00%, 2/ 3/2020                                                           20,000                             19,746
9.00%, 5/25/2020                                                               83                                 88
5.00%, 2/25/2027                                                            7,326                                352
5.94%, 4/25/2027 (b)                                                           74                                 76
5.50%, 2/25/2032                                                           21,000                             20,809
7.00%, 4/25/2032                                                            8,306                              8,646
6.21%, 8/ 6/2038                                                            1,250                              1,368
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                            7,000                              7,364
Fannie Mae Interest Strip
7.00%, 4/ 1/2024                                                              384                                 93
Freddie Mac
6.00%, 6/15/2017                                                           12,122                             12,213
6.28%, 2/15/2021 (b)                                                          118                                118
6.50%, 8/15/2027                                                              577                                589
5.00%, 9/15/2027                                                           18,887                              1,776
6.50%, 5/15/2030                                                            8,398                              8,425
6.00%, 6/15/2030                                                            1,539                              1,540
6.50%, 6/15/2031                                                            4,453                              4,498
5.50%, 10/15/2031                                                          25,000                             24,848
4.50%, 5/15/2032                                                            4,446                              4,313
5.50%, 1/15/2033                                                            9,000                              8,853
5.50%, 4/15/2033 (b)                                                       15,000                             14,677
LF Rothschild Mortgage Trust
9.95%, 9/ 1/2017                                                               52                                 56
                                                                                               ----------------------
                                                                                                             168,308
                                                                                               ----------------------
Mortgage Backed Securities (13.33%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                           21,500                             21,166
5.50%, 5/25/2034                                                           12,127                             11,898
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                           21,000                             20,910
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                            2,973                              2,924
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                          15,451                             14,894
5.25%, 5/25/2034                                                           21,500                             21,140
5.75%, 12/25/2035                                                          22,292                             21,818
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                            9,956                              9,632
4.50%, 6/25/2033                                                            7,220                              7,117
6.00%, 12/25/2033                                                           6,067                              6,098
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                            5,769                              5,732
6.00%, 2/25/2035                                                           12,365                             12,383
Prime Mortgage Trust
4.75%, 11/25/2019                                                          18,220                             17,402
4.75%, 10/25/2020                                                          17,107                             16,569
Mortgage Backed Securities
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                          17,000                             16,652
Structured Asset Securities Corp
5.00%, 5/25/2035                                                           16,248                             15,126
                                                                                               ----------------------
                                                                                                             221,461
                                                                                               ----------------------
TOTAL BONDS                                                                                 $                389,769
                                                                                               ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (73.19%)
Federal Home Loan Mortgage Corporation (FHLMC) (36.28%)
9.00%, 12/ 1/2008                                                               5                                  5
6.50%, 2/ 1/2011                                                               26                                 27
6.50%, 3/ 1/2011                                                              463                                472
6.50%, 4/ 1/2011                                                               63                                 64
8.75%, 1/ 1/2013                                                                2                                  2
7.50%, 3/ 1/2013                                                            1,723                              1,758
9.00%, 9/ 1/2016                                                                7                                  7
6.50%, 11/ 1/2016                                                             910                                929
9.00%, 1/ 1/2017                                                                3                                  3
6.00%, 4/ 1/2017                                                            3,303                              3,327
6.00%, 5/ 1/2017                                                            1,966                              1,980
9.00%, 5/ 1/2017                                                                2                                  3
4.50%, 4/ 1/2018                                                            7,644                              7,317
5.00%, 4/ 1/2018                                                            7,396                              7,211
4.00%, 8/ 1/2018                                                           12,963                             12,119
5.50%, 11/ 1/2018                                                           6,975                              6,916
4.50%, 1/ 1/2019                                                           13,559                             12,980
8.50%, 4/ 1/2019                                                               34                                 35
9.00%, 6/ 1/2019                                                                1                                  1
4.50%, 7/ 1/2019                                                           16,163                             15,448
5.50%, 7/ 1/2019                                                            8,167                              8,087
9.00%, 5/ 1/2021                                                                6                                  7
9.00%, 9/ 1/2021                                                                5                                  5
6.50%, 12/ 1/2021                                                           2,819                              2,890
9.00%, 1/ 1/2022                                                                9                                  9
6.50%, 4/ 1/2022                                                            2,568                              2,633
6.50%, 5/ 1/2022                                                            1,718                              1,758
9.00%, 8/ 1/2022                                                                3                                  3
6.50%, 5/ 1/2023                                                              219                                222
6.50%, 7/ 1/2023                                                               14                                 14
6.50%, 1/ 1/2024                                                               33                                 34
5.50%, 6/ 1/2024                                                           16,518                             16,164
7.00%, 7/ 1/2024                                                               19                                 20
6.50%, 7/ 1/2025                                                                7                                  8
6.50%, 9/ 1/2025                                                               13                                 13
6.50%, 10/ 1/2025                                                              42                                 43
6.50%, 4/ 1/2027                                                                9                                 10
7.00%, 1/ 1/2028                                                            2,051                              2,126
6.50%, 2/ 1/2028                                                                2                                  2
6.50%, 3/ 1/2029                                                              457                                467
6.50%, 4/ 1/2029                                                            4,575                              4,713
7.00%, 6/ 1/2029                                                              979                              1,012
8.50%, 7/ 1/2029                                                              220                                236
8.00%, 12/ 1/2030                                                             114                                120
7.50%, 2/ 1/2031                                                              276                                288
7.00%, 3/ 1/2031                                                              196                                203
6.50%, 4/ 1/2031                                                            1,399                              1,429
7.00%, 4/ 1/2031                                                              703                                727
6.00%, 5/ 1/2031                                                            1,110                              1,108
7.00%, 6/ 1/2031                                                              255                                263

Federal Home Loan Mortgage Corporation (FHLMC)
6.50%, 10/ 1/2031                                                             732                                748
7.00%, 10/ 1/2031                                                             414                                428
6.50%, 1/ 1/2032                                                            3,706                              3,785
7.00%, 4/ 1/2032                                                            1,420                              1,464
6.00%, 9/ 1/2032                                                            2,066                              2,061
5.50%, 11/ 1/2032                                                           6,555                              6,366
5.00%, 2/ 1/2033                                                            8,437                              7,960
5.50%, 4/ 1/2033                                                           12,628                             12,262
5.00%, 6/ 1/2033                                                            9,001                              8,494
4.50%, 8/ 1/2033                                                            9,018                              8,243
5.00%, 8/ 1/2033                                                           28,325                             26,719
5.50%, 8/ 1/2033                                                            9,991                              9,715
6.00%, 11/ 1/2033                                                          10,505                             10,493
5.50%, 12/ 1/2033                                                          13,700                             13,298
6.00%, 12/ 1/2033                                                           5,702                              5,694
5.50%, 1/ 1/2034                                                           29,463                             28,569
5.00%, 5/ 1/2034                                                           15,829                             14,921
6.00%, 5/ 1/2034                                                           20,088                             19,968
5.50%, 11/ 1/2034                                                          17,690                             17,153
6.00%, 1/ 1/2035                                                           12,440                             12,327
6.00%, 2/ 1/2035                                                            8,741                              8,703
5.00%, 5/ 1/2035                                                           19,661                             18,496
4.50%, 6/ 1/2035                                                           25,205                             22,986
5.00%, 7/ 1/2035                                                           63,489                             59,727
5.50%, 9/ 1/2035                                                           24,300                             23,540
5.00%, 10/ 1/2035                                                          22,764                             21,415
5.50%, 10/ 1/2035                                                          21,758                             21,077
5.00%, 6/ 1/2036                                                           22,933                             21,575
7.00%, 7/ 1/2036                                                           18,550                             19,050
9.50%, 6/ 1/2016                                                               13                                 14
9.50%, 4/ 1/2017                                                               17                                 19
5.81%, 1/ 1/2037 (b)                                                       16,413                             16,254
5.88%, 1/ 1/2037 (b)                                                       23,712                             23,849
6.07%, 3/ 1/2037 (b)                                                       19,998                             20,105
                                                                                               ----------------------
                                                                                                             602,696
                                                                                               ----------------------
Federal National Mortgage Association (FNMA) (30.94%)
5.50%, 2/ 1/2009                                                                1                                  1
7.00%, 6/ 1/2010                                                               15                                 15
7.00%, 9/ 1/2010                                                               47                                 48
7.00%, 10/ 1/2010                                                               7                                  7
7.00%, 11/ 1/2010                                                              10                                 10
7.00%, 1/ 1/2011                                                                3                                  3
7.00%, 5/ 1/2011                                                               14                                 14
7.00%, 3/ 1/2012                                                                7                                  7
6.00%, 12/ 1/2016                                                           1,979                              1,995
5.50%, 1/ 1/2017                                                            4,034                              4,022
9.00%, 3/ 1/2017                                                                3                                  4
6.00%, 8/ 1/2017                                                            3,597                              3,624
5.50%, 12/ 1/2017                                                           4,362                              4,328
5.00%, 4/ 1/2018                                                            6,169                              6,012
5.50%, 5/ 1/2018                                                            8,118                              8,050
5.00%, 6/ 1/2018                                                           14,748                             14,383
6.00%, 8/ 1/2018                                                            1,652                              1,664
5.00%, 10/ 1/2018                                                          10,511                             10,248
4.50%, 12/ 1/2018                                                          11,036                             10,570
9.00%, 1/ 1/2019                                                                1                                  1
5.00%, 2/ 1/2019                                                            6,694                              6,522
4.50%, 11/ 1/2019                                                          19,392                             18,535

Federal National Mortgage Association (FNMA)
5.00%, 12/ 1/2019                                                          15,056                             14,646
9.00%, 6/ 1/2021                                                                2                                  3
8.00%, 5/ 1/2022                                                               79                                 79
6.00%, 10/ 1/2022                                                           3,556                              3,574
8.50%, 2/ 1/2023                                                               13                                 14
6.50%, 9/ 1/2024                                                            1,977                              2,006
8.00%, 9/ 1/2024                                                                -                                  1
8.00%, 11/ 1/2024                                                               1                                  1
7.50%, 12/ 1/2024                                                             392                                411
8.00%, 12/ 1/2024                                                               3                                  4
8.00%, 1/ 1/2025                                                                3                                  3
8.50%, 9/ 1/2025                                                                5                                  6
7.00%, 3/ 1/2027                                                               96                                 99
7.25%, 3/ 1/2028 (b)                                                           21                                 22
6.50%, 8/ 1/2028                                                              226                                230
7.00%, 8/ 1/2028                                                              341                                356
6.50%, 9/ 1/2028                                                              180                                184
6.50%, 11/ 1/2028                                                             410                                419
6.50%, 12/ 1/2028                                                             213                                218
7.00%, 12/ 1/2028                                                             275                                287
6.50%, 1/ 1/2029                                                               84                                 85
6.50%, 2/ 1/2029                                                              181                                185
6.00%, 3/ 1/2029                                                              533                                532
6.50%, 3/ 1/2029                                                              345                                352
6.50%, 4/ 1/2029                                                              833                                851
7.00%, 4/ 1/2029                                                              108                                112
7.00%, 7/ 1/2029                                                              322                                336
7.50%, 7/ 1/2029                                                              339                                355
7.50%, 2/ 1/2030                                                              176                                185
9.00%, 9/ 1/2030                                                              133                                145
6.50%, 6/ 1/2031                                                            2,983                              3,020
6.00%, 8/ 1/2031                                                            2,513                              2,505
7.00%, 11/ 1/2031                                                           1,696                              1,760
6.00%, 1/ 1/2032                                                            1,916                              1,914
6.50%, 1/ 1/2032                                                              677                                691
6.50%, 3/ 1/2032                                                            2,614                              2,663
6.50%, 4/ 1/2032                                                            2,539                              2,584
7.00%, 7/ 1/2032                                                              475                                493
6.50%, 8/ 1/2032                                                            1,382                              1,406
6.50%, 11/ 1/2032                                                           3,292                              3,361
6.50%, 12/ 1/2032                                                           2,804                              2,855
5.50%, 2/ 1/2033                                                            9,950                              9,679
6.50%, 2/ 1/2033                                                            1,074                              1,092
6.00%, 4/ 1/2033                                                            1,436                              1,433
5.50%, 5/ 1/2033                                                           14,476                             14,056
5.50%, 6/ 1/2033                                                           14,185                             13,774
6.00%, 1/ 1/2034                                                            6,524                              6,498
5.50%, 2/ 1/2034                                                           29,312                             28,344
6.00%, 2/ 1/2034                                                            1,628                              1,619
5.00%, 3/ 1/2034                                                            7,710                              7,267
5.50%, 3/ 1/2034                                                            6,149                              5,969
6.00%, 3/ 1/2034                                                            3,008                              2,991
5.50%, 4/ 1/2034                                                            5,560                              5,389
5.00%, 6/ 1/2034                                                           13,534                             12,757
5.50%, 7/ 1/2034                                                            6,340                              6,092
6.50%, 7/ 1/2034                                                            7,594                              7,723
5.50%, 9/ 1/2034                                                           18,294                             17,667
6.00%, 9/ 1/2034                                                           23,130                             22,964
5.50%, 1/ 1/2035                                                           12,770                             12,378
Federal National Mortgage Association (FNMA)
5.50%, 2/ 1/2035                                                           14,711                             14,245
5.50%, 3/ 1/2035                                                           16,604                             16,094
5.00%, 6/ 1/2035                                                           19,289                             18,146
5.50%, 8/ 1/2035                                                           21,085                             20,416
5.50%, 10/ 1/2035                                                          18,225                             17,647
6.00%, 10/ 1/2035                                                          19,047                             18,908
6.50%, 2/ 1/2036                                                           13,217                             13,363
6.50%, 5/ 1/2036                                                           18,548                             18,737
5.99%, 10/ 1/2036 (b)                                                      19,394                             19,395
6.00%, 4/ 1/2037                                                           21,770                             21,572
5.00%, 5/ 1/2037                                                           20,149                             18,898
                                                                                               ----------------------
                                                                                                             514,129
                                                                                               ----------------------
Government National Mortgage Association (GNMA) (4.15%)
7.00%, 7/15/2008                                                               13                                 13
13.50%, 9/15/2014                                                               2                                  2
13.50%, 12/15/2014                                                              5                                  6
9.50%, 4/15/2016                                                                8                                  8
9.50%, 9/15/2016                                                                9                                  9
9.50%, 11/15/2016                                                              33                                 35
9.50%, 7/15/2017                                                               93                                101
9.50%, 10/15/2017                                                              17                                 18
9.50%, 11/15/2017                                                              27                                 29
9.50%, 9/15/2020                                                               23                                 25
9.50%, 8/15/2021                                                              288                                314
9.00%, 11/15/2021                                                             344                                369
8.00%, 4/15/2022                                                              123                                130
6.50%, 3/15/2024                                                              362                                370
7.50%, 3/15/2024                                                               90                                 95
7.00%, 10/15/2027                                                              90                                 95
7.00%, 11/15/2027                                                              14                                 14
7.00%, 12/15/2027                                                               9                                  9
7.00%, 2/15/2028                                                                4                                  4
7.00%, 5/15/2028                                                                3                                  3
7.00%, 6/15/2028                                                              196                                204
7.00%, 12/15/2028                                                             243                                254
7.00%, 1/15/2029                                                              139                                146
7.00%, 3/15/2029                                                              141                                148
7.00%, 4/15/2029                                                              367                                384
7.50%, 8/15/2029                                                              358                                375
7.50%, 9/15/2029                                                              411                                431
7.50%, 10/15/2029                                                             215                                225
7.50%, 11/15/2029                                                             439                                459
7.75%, 12/15/2029                                                              55                                 58
6.50%, 7/15/2032                                                            1,095                              1,119
6.00%, 8/15/2034                                                           14,356                             14,361
9.50%, 9/20/2018                                                              115                                124
9.50%, 12/20/2020                                                              52                                 56
9.50%, 1/20/2021                                                                6                                  6
9.50%, 2/20/2021                                                                5                                  5
9.50%, 3/20/2021                                                                9                                 10
6.80%, 4/20/2025                                                              103                                107
6.00%, 4/20/2026                                                              407                                408
6.00%, 2/20/2029                                                              558                                559
6.50%, 3/20/2031                                                              500                                511
6.50%, 4/20/2031                                                              370                                378
7.00%, 6/20/2031                                                              256                                266
6.00%, 5/20/2032 (b)                                                        2,237                              2,238
5.50%, 7/20/2033                                                           10,559                             10,288

Government National Mortgage Association (GNMA)
6.00%, 7/20/2033                                                            7,135                              7,156
5.50%, 2/20/2034                                                           11,219                             10,926
5.50%, 3/20/2034                                                           10,759                             10,478
6.50%, 4/20/2034                                                            3,126                              3,188
6.50%, 5/20/2034                                                            2,368                              2,415
                                                                                               ----------------------
                                                                                                              68,932
                                                                                               ----------------------
U.S. Treasury (1.82%)
4.88%, 8/15/2016 (a)                                                        3,000                              3,018
4.63%, 2/15/2017 (a)                                                       20,000                             19,742
4.50%, 2/15/2036 (a)                                                        8,000                              7,480
                                                                                               ----------------------
                                                                                                              30,240
                                                                                               ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                       $              1,215,997
                                                                                               ----------------------
SHORT TERM INVESTMENTS (4.15%)
Repurchase Agreements (4.15%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized                     34,435                             34,435
by U.S.Government Agency Issues; $35,468,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank;
5.29% dated 07/31/07 maturing 08/01/07 (collateralized                     34,435                             34,435
by U.S.Government Agency Issues; $35,468,000; 0%-6.63%;
 dated 08/27/07-11/05/32)
                                                                                               ----------------------

                                                                                                              68,870
                                                                                               ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                $                 68,870
                                                                                               ----------------------
MONEY MARKET FUNDS (2.50%)
Money Center Banks (2.50%)
BNY Institutional Cash Reserve Fund (c)                                    41,535                             41,535
                                                                                               ----------------------
TOTAL MONEY MARKET FUNDS                                                                    $                 41,535
                                                                                               ----------------------
Total Investments                                                                           $              1,716,171
Liabilities in Excess of Other Assets, Net - (3.30)%                                                        (54,835)
                                                                                               ----------------------
TOTAL NET ASSETS - 100.00%                                                                  $              1,661,336
                                                                                               ======================
                                                                                               ----------------------

                                                                                               ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Variable Rate
(c) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                  2,499
Unrealized Depreciation                                                                                     (49,922)
                                                                                               ----------------------
Net Unrealized Appreciation (Depreciation)                                                                  (47,423)
Cost for federal income tax purposes                                                                       1,763,594
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
---------------------------------------------------------------------------------- ----------- ----------------------
Sector                                                                                                       Percent
---------------------------------------------------------------------------------- ----------- ----------------------
Mortgage Securities                                                                                           91.89%
Financial                                                                                                      6.64%
Government                                                                                                     4.77%
Liabilities in Excess of Other Assets, Net                                                                  (-3.30%)
                                                                                               ----------------------
TOTAL NET ASSETS                                                                                             100.00%
                                                                                               ======================




Schedule of Investments

July 31, 2007 (unaudited)
Partners Global Equity Fund



                                                                 Shares Held                       Value (000's)
COMMON STOCKS (99.87%)
Aerospace & Defense (0.99%)
Boeing Co                                                                   3,150           $                    326
                                                                                               ----------------------

Aerospace & Defense Equipment (2.01%)
BE Aerospace Inc (a)                                                        4,100                                166
United Technologies Corp                                                    6,800                                496
                                                                                               ----------------------
                                                                                                                 662
                                                                                               ----------------------
Apparel Manufacturers (0.85%)
Esprit Holdings Ltd                                                        20,900                                279
                                                                                               ----------------------

Applications Software (1.65%)
Microsoft Corp                                                             18,750                                544
                                                                                               ----------------------

Auto - Car & Light Trucks (1.15%)
Nissan Motor Co Ltd                                                        35,100                                379
                                                                                               ----------------------

Beverages - Non-Alcoholic (1.21%)
Hansen Natural Corp (a)                                                     9,800                                397
                                                                                               ----------------------

Beverages - Wine & Spirits (1.24%)
Pernod-Ricard SA                                                            1,951                                410
                                                                                               ----------------------

Brewery (0.86%)
Fomento Economico Mexicano SAB de CV ADR                                    7,650                                283
                                                                                               ----------------------

Building Products - Cement & Aggregate (1.98%)
Holcim Ltd                                                                  2,950                                312
Lafarge SA                                                                  2,000                                339
                                                                                               ----------------------
                                                                                                                 651
                                                                                               ----------------------
Cable TV (1.46%)
Comcast Corp (a)(b)                                                        18,350                                482
                                                                                               ----------------------

Cellular Telecommunications (1.95%)
Vodafone Group PLC                                                        213,500                                642
                                                                                               ----------------------

Chemicals - Diversified (0.87%)
Symrise AG (a)                                                             10,104                                287
                                                                                               ----------------------

Chemicals - Specialty (0.98%)
Rhodia SA (a)                                                               7,291                                325
                                                                                               ----------------------

Circuit Boards (0.78%)
Ibiden Co Ltd                                                               3,500                                257
                                                                                               ----------------------

Commercial Banks (11.84%)
Banco Bilbao Vizcaya Argentaria SA                                         13,825                                339
Bank of Yokohama/The                                                       33,000                                230
Barclays PLC                                                               40,200                                564
Fukuoka Financial Group Inc                                                38,000                                244
HSBC Holdings PLC                                                          39,600                                736

Commercial Banks
Intesa Sanpaolo SpA                                                        59,400                                449
Piraeus Bank SA                                                             7,700                                273
Standard Chartered PLC                                                      8,000                                261
Sumitomo Mitsui Financial Group Inc                                            52                                470
UniCredito Italiano SpA                                                    40,000                                339
                                                                                               ----------------------
                                                                                                               3,905
                                                                                               ----------------------
Computer Aided Design (1.03%)
Autodesk Inc (a)                                                            8,031                                340
                                                                                               ----------------------

Computers (1.81%)
International Business Machines Corp                                        5,400                                597
                                                                                               ----------------------

Computers - Memory Devices (0.58%)
Network Appliance Inc (a)                                                   6,800                                193
                                                                                               ----------------------

Cosmetics & Toiletries (1.74%)
Procter & Gamble Co                                                         9,250                                572
                                                                                               ----------------------

Distribution & Wholesale (0.86%)
Wolseley PLC                                                               13,027                                284
                                                                                               ----------------------

Diversified Manufacturing Operations (4.05%)
General Electric Co                                                        21,800                                845
Siemens AG                                                                  3,870                                490
                                                                                               ----------------------
                                                                                                               1,335
                                                                                               ----------------------
Diversified Minerals (2.34%)
BHP Billiton PLC                                                           14,900                                437
Cia Vale do Rio Doce ADR (b)                                                6,840                                335
                                                                                               ----------------------
                                                                                                                 772
                                                                                               ----------------------
Electronic Components - Miscellaneous (1.02%)
Nidec Corp                                                                  5,100                                338
                                                                                               ----------------------

Electronic Components - Semiconductors (1.48%)
MEMC Electronic Materials Inc (a)                                           4,650                                285
SiRF Technology Holdings Inc (a)(b)                                         8,619                                202
                                                                                               ----------------------
                                                                                                                 487
                                                                                               ----------------------
Finance - Investment Banker & Broker (2.67%)
Merrill Lynch & Co Inc                                                      5,750                                427
UBS AG                                                                      8,200                                454
                                                                                               ----------------------
                                                                                                                 881
                                                                                               ----------------------
Finance - Other Services (2.15%)
ICAP PLC                                                                   47,000                                452
Man Group Plc                                                              22,500                                256
                                                                                               ----------------------
                                                                                                                 708
                                                                                               ----------------------
Food - Dairy Products (0.72%)
Parmalat SpA (b)                                                           67,000                                238
                                                                                               ----------------------

Food - Retail (1.57%)
Tesco PLC                                                                  63,100                                519
                                                                                               ----------------------

Gold Mining (0.66%)
Yamana Gold Inc (a)                                                        19,700                                218
                                                                                               ----------------------


Hotels & Motels (1.03%)
Accor SA                                                                    4,000                                341
                                                                                               ----------------------

Import & Export (1.67%)
Mitsubishi Corp                                                            18,600                                549
                                                                                               ----------------------

Life & Health Insurance (1.49%)
Prudential Financial Inc                                                    5,550                                492
                                                                                               ----------------------

Machinery - Electrical (1.24%)
SMC Corp/Japan                                                              3,100                                410
                                                                                               ----------------------

Medical - Biomedical/Gene (1.20%)
Amgen Inc (a)                                                               7,350                                395
                                                                                               ----------------------

Medical - Drugs (6.68%)
GlaxoSmithKline PLC                                                        13,450                                340
Merck & Co Inc                                                             14,150                                702
Roche Holding AG                                                            2,850                                505
Schering-Plough Corp                                                       16,600                                474
Sepracor Inc (a)(b)                                                         6,500                                183
                                                                                               ----------------------
                                                                                                               2,204
                                                                                               ----------------------
Metal - Diversified (1.05%)
Vedanta Resources PLC                                                       9,700                                347
                                                                                               ----------------------

Multi-Line Insurance (3.90%)
AXA SA                                                                     10,000                                390
Hartford Financial Services Group Inc                                       4,600                                423
Zurich Financial Services AG                                                1,630                                475
                                                                                               ----------------------
                                                                                                               1,288
                                                                                               ----------------------
Multimedia (1.70%)
News Corp - Class B (b)                                                    24,800                                562
                                                                                               ----------------------

Networking Products (1.56%)
Cisco Systems Inc (a)                                                      17,800                                515
                                                                                               ----------------------

Non-Ferrous Metals (0.63%)
Uranium One Inc (a)                                                        18,000                                209
                                                                                               ----------------------

Oil Company - Exploration & Production (2.84%)
Apache Corp                                                                 3,300                                266
Occidental Petroleum Corp                                                   7,200                                408
Talisman Energy (a)                                                        14,300                                262
                                                                                               ----------------------
                                                                                                                 936
                                                                                               ----------------------
Oil Company - Integrated (3.45%)
Petroleo Brasileiro SA ADR (b)                                              7,420                                481
Total SA                                                                    8,350                                658
                                                                                               ----------------------
                                                                                                               1,139
                                                                                               ----------------------
Pipelines (1.33%)
El Paso Corp                                                               26,400                                440
                                                                                               ----------------------

Power Converter & Supply Equipment (0.81%)
Schneider Electric SA                                                       2,000                                267
                                                                                               ----------------------


Real Estate Management & Services (1.07%)
Jones Lang LaSalle Inc                                                      3,200                                351
                                                                                               ----------------------

Real Estate Operator & Developer (1.94%)
Hang Lung Properties Ltd                                                   96,000                                353
Mitsui Fudosan Co Ltd                                                      11,000                                287
                                                                                               ----------------------
                                                                                                                 640
                                                                                               ----------------------
Retail - Consumer Electronics (0.60%)
Yamada Denki Co Ltd                                                         1,990                                198
                                                                                               ----------------------

Retail - Office Supplies (0.68%)
Office Depot Inc (a)                                                        9,000                                225
                                                                                               ----------------------

Retail - Sporting Goods (0.74%)
Sports Direct International PLC                                            81,512                                245
                                                                                               ----------------------

Semiconductor Component - Integrated Circuits (0.96%)
Taiwan Semiconductor Manufacturing Co Ltd ADR                              31,184                                317
                                                                                               ----------------------

Steel - Specialty (0.99%)
Allegheny Technologies Inc                                                  3,100                                325
                                                                                               ----------------------

Telecommunication Equipment - Fiber Optics (1.29%)
Corning Inc                                                                17,800                                424
                                                                                               ----------------------

Tobacco (2.13%)
Altria Group Inc                                                            5,350                                356
Japan Tobacco Inc                                                              68                                345
                                                                                               ----------------------
                                                                                                                 701
                                                                                               ----------------------
Transport - Rail (1.08%)
East Japan Railway Co                                                          48                                356
                                                                                               ----------------------

Transport - Services (1.17%)
Deutsche Post AG                                                           13,162                                386
                                                                                               ----------------------

Web Portals (1.08%)
Yahoo! Inc (a)(b)                                                          15,250                                355
                                                                                               ----------------------

Wireless Equipment (3.06%)
Nokia OYJ                                                                   7,700                                220
Qualcomm Inc                                                                7,150                                298
Telefonaktiebolaget LM Ericsson                                           131,500                                492
                                                                                               ----------------------
                                                                                                               1,010
                                                                                               ----------------------
TOTAL COMMON STOCKS                                                                         $                 32,938
                                                                                               ----------------------
                                                                  Principal
                                                               Amount (000's)                      Value (000's)
MONEY MARKET FUNDS (7.46%)
Money Center Banks (7.46%)
BNY Institutional Cash Reserve Fund (c)                                     2,461                              2,461
                                                                                               ----------------------
TOTAL MONEY MARKET FUNDS                                                                    $                  2,461
                                                                                               ----------------------
Total Investments                                                                           $                 35,399
Liabilities in Excess of Other Assets, Net - (7.33)%                                                         (2,417)
                                                                                               ----------------------
TOTAL NET ASSETS - 100.00%                                                                  $                 32,982
                                                                                               ======================
                                                                                               ----------------------

                                                                                               ======================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                  3,293
Unrealized Depreciation                                                                                      (1,624)
                                                                                               ----------------------
Net Unrealized Appreciation (Depreciation)                                                                     1,669
Cost for federal income tax purposes                                                                          33,730
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------------------- ----------- ----------------------
Country                                                                                                      Percent
---------------------------------------------------------------------------------- ----------- ----------------------
United States                                                                                                 47.08%
United Kingdom                                                                                                15.41%
Japan                                                                                                         12.32%
France                                                                                                         8.27%
Switzerland                                                                                                    5.29%
Germany                                                                                                        3.52%
Italy                                                                                                          3.11%
Brazil                                                                                                         2.48%
Canada                                                                                                         2.09%
Hong Kong                                                                                                      1.92%
Sweden                                                                                                         1.49%
Spain                                                                                                          1.03%
Taiwan, Province Of China                                                                                      0.96%
Mexico                                                                                                         0.86%
Greece                                                                                                         0.83%
Finland                                                                                                        0.67%
Liabilities in Excess of Other Assets, Net                                                                  (-7.33%)
                                                                                               ----------------------
TOTAL NET ASSETS                                                                                             100.00%
                                                                                               ======================





Schedule of Investments

July 31, 2007 (unaudited)
Partners International Fund



                                                                 Shares Held                       Value (000's)
COMMON STOCKS (96.45%)
Aerospace & Defense (1.47%)
BAE Systems PLC                                                         1,135,700           $                  9,628
Meggitt PLC                                                               842,000                              5,196
Rolls-Royce Group PLC (a)                                               1,010,364                             10,388
                                                                                               ----------------------
                                                                                                              25,212
                                                                                               ----------------------
Airport Development & Maintenance (0.21%)
Macquarie Airports                                                      1,000,324                              3,673
                                                                                               ----------------------

Apparel Manufacturers (0.48%)
Billabong International Ltd                                               246,900                              3,381
Esprit Holdings Ltd                                                       365,500                              4,884
                                                                                               ----------------------
                                                                                                               8,265
                                                                                               ----------------------
Audio & Video Products (0.24%)
Sony Corp                                                                  78,100                              4,170
                                                                                               ----------------------

Auto - Car & Light Trucks (3.30%)
Bayerische Motoren Werke AG                                                59,760                              3,717
DaimlerChrysler AG                                                         67,950                              6,154
Fiat SpA                                                                   83,900                              2,467
Honda Motor Co Ltd                                                        306,000                             11,111
Renault SA                                                                 43,500                              6,287
Toyota Motor Corp                                                         440,900                             26,803
                                                                                               ----------------------
                                                                                                              56,539
                                                                                               ----------------------
Auto - Medium & Heavy Duty Trucks (0.44%)
Scania AB (a)                                                             319,600                              7,616
                                                                                               ----------------------

Brewery (0.34%)
InBev NV                                                                   72,300                              5,822
                                                                                               ----------------------

Building - Heavy Construction (0.53%)
Vinci SA                                                                  125,672                              9,002
                                                                                               ----------------------

Building - Residential & Commercial (0.49%)
Barratt Developments PLC                                                  141,486                              2,652
Daiwa House Industry Co Ltd                                               144,000                              1,889
Haseko Corp (a)                                                           989,000                              2,625
Sekisui Chemical Co Ltd                                                   151,000                              1,178
                                                                                               ----------------------
                                                                                                               8,344
                                                                                               ----------------------
Building & Construction - Miscellaneous (0.79%)
Bouygues SA                                                               112,800                              9,035
Hochtief AG                                                                44,850                              4,508
                                                                                               ----------------------
                                                                                                              13,543
                                                                                               ----------------------
Building & Construction Products - Miscellaneous (0.11%)
CSR Ltd (b)                                                               661,300                              1,865
                                                                                               ----------------------

Building Products - Cement & Aggregate (0.28%)
Buzzi Unicem SpA                                                           57,380                              1,761
CRH PLC                                                                    67,200                              2,985
                                                                                               ----------------------
                                                                                                               4,746
                                                                                               ----------------------

Building Products - Doors & Windows (0.16%)
Asahi Glass Co Ltd                                                        209,000                              2,798
                                                                                               ----------------------

Cellular Telecommunications (2.50%)
China Unicom Ltd                                                        1,808,000                              3,233
Hikari Tsushin Inc                                                         55,400                              2,203
NTT DoCoMo Inc                                                              4,309                              5,983
Vodafone Group PLC                                                     10,458,475                             31,461
                                                                                               ----------------------
                                                                                                              42,880
                                                                                               ----------------------
Chemicals - Diversified (2.21%)
ADEKA Corp                                                                220,400                              2,234
Asahi Kasei Corp                                                          228,000                              1,629
BASF AG                                                                    31,200                              4,035
Bayer AG                                                                  288,850                             20,416
K+S AG                                                                     24,040                              3,539
Shin-Etsu Chemical Co Ltd                                                  81,100                              5,988
                                                                                               ----------------------
                                                                                                              37,841
                                                                                               ----------------------
Chemicals - Other (0.09%)
Tokai Carbon Co Ltd (b)                                                   138,000                              1,510
                                                                                               ----------------------

Chemicals - Specialty (0.06%)
Tokyo Ohka Kogyo Co Ltd                                                    51,200                              1,099
                                                                                               ----------------------

Circuit Boards (0.27%)
Ibiden Co Ltd                                                              62,600                              4,590
                                                                                               ----------------------

Commercial Banks (13.79%)
Banco Popolare Scarl (a)(b)                                               373,146                              9,215
Banco Santander Central Hispano SA (b)                                  1,349,800                             25,707
Bank of East Asia Ltd                                                     490,000                              2,926
Chiba Bank Ltd/The                                                        353,000                              2,971
Commonwealth Bank of Australia                                            198,000                              9,083
DBS Group Holdings Ltd                                                    210,000                              3,141
DNB NOR ASA                                                               299,800                              3,948
EFG International                                                          89,500                              4,190
Hang Seng Bank Ltd                                                        189,000                              2,978
HSBC Holdings PLC                                                         873,282                             16,191
Julius Baer Holding AG                                                    105,730                              7,393
Lloyds TSB Group PLC                                                    1,562,700                             17,594
Mizuho Financial Group Inc                                                  2,208                             15,551
National Australia Bank Ltd                                               321,200                             10,450
National Bank of Greece SA                                                151,600                              8,866
Raiffeisen International Bank Holding AS                                   47,630                              7,125
Royal Bank of Scotland Group PLC                                        1,044,600                             12,437
Societe Generale                                                          118,015                             20,284
Standard Chartered PLC                                                    310,017                             10,131
Sumitomo Mitsui Financial Group Inc                                           783                              7,076
Sumitomo Trust & Banking Co Ltd/The                                     1,042,000                              8,797
Tokyo Tomin Bank Ltd/The                                                   82,900                              2,875
UniCredito Italiano SpA (b)                                             2,395,600                             20,322
United Overseas Bank Ltd                                                  345,000                              5,045
Wing Hang Bank Ltd                                                        139,000                              1,743
                                                                                               ----------------------
                                                                                                             236,039
                                                                                               ----------------------
Commercial Services (0.16%)
SGS SA                                                                      2,295                              2,768
                                                                                               ----------------------

Computer Services (0.59%)
Cap Gemini SA                                                              83,900                              5,515

Computer Services
Computershare Ltd                                                         554,300                              4,648
                                                                                               ----------------------
                                                                                                              10,163
                                                                                               ----------------------
Computers (0.34%)
Wincor Nixdorf AG                                                          65,500                              5,795
                                                                                               ----------------------

Computers - Integrated Systems (0.10%)
Fujitsu Ltd                                                               272,000                              1,795
                                                                                               ----------------------

Cosmetics & Toiletries (0.16%)
Beiersdorf AG                                                              39,200                              2,720
                                                                                               ----------------------

Data Processing & Management (0.11%)
Tele Atlas NV (a)                                                          53,000                              1,495
Tele Atlas NV (a)(b)                                                       11,100                                314
                                                                                               ----------------------
                                                                                                               1,809
                                                                                               ----------------------
Diversified Financial Services (0.31%)
Investec PLC                                                              310,100                              3,847
KBC Ancora (b)                                                             12,936                              1,394
                                                                                               ----------------------
                                                                                                               5,241
                                                                                               ----------------------
Diversified Manufacturing Operations (0.73%)
Siemens AG                                                                 98,100                             12,416
                                                                                               ----------------------

Diversified Minerals (2.33%)
Anglo American PLC                                                        218,345                             12,668
BHP Billiton Ltd                                                          357,400                             11,384
BHP Billiton PLC                                                          540,900                             15,859
                                                                                               ----------------------
                                                                                                              39,911
                                                                                               ----------------------
Diversified Operations (0.62%)
Keppel Corp Ltd                                                           902,000                              7,872
Swire Pacific Ltd                                                         246,500                              2,790
                                                                                               ----------------------
                                                                                                              10,662
                                                                                               ----------------------
Electric - Integrated (3.78%)
AEM SpA                                                                   633,820                              2,095
E.ON AG                                                                   163,070                             25,572
Edison SpA                                                              1,340,800                              4,193
Electricite de France (b)                                                  63,930                              6,475
Fortum Oyj                                                                104,100                              3,358
International Power PLC                                                 1,084,300                              9,014
Scottish & Southern Energy PLC                                            253,000                              7,398
Suez SA                                                                   124,225                              6,532
                                                                                               ----------------------
                                                                                                              64,637
                                                                                               ----------------------
Electric - Transmission (0.16%)
National Grid PLC                                                         198,900                              2,820
                                                                                               ----------------------

Electric Products - Miscellaneous (0.11%)
Stanley Electric Co Ltd                                                    80,800                              1,913
                                                                                               ----------------------

Electronic Components - Miscellaneous (1.32%)
Koninklijke Philips Electronics NV                                        242,000                              9,782
Murata Manufacturing Co Ltd                                                76,300                              5,701
Nidec Corp                                                                 41,700                              2,760
Nippon Electric Glass Co Ltd                                               81,500                              1,271
Omron Corp                                                                118,000                              3,127
                                                                                               ----------------------
                                                                                                              22,641
                                                                                               ----------------------

Electronic Measurement Instruments (0.07%)
Micronics Japan Co Ltd                                                     35,000                              1,214
                                                                                               ----------------------

Energy - Alternate Sources (0.50%)
Q-Cells AG (a)                                                             92,670                              8,119
SFC Smart Fuel Cell AG (a)                                                 13,042                                444
                                                                                               ----------------------
                                                                                                               8,563
                                                                                               ----------------------
Enterprise Software & Services (0.48%)
Business Objects SA (a)(b)                                                181,600                              8,182
                                                                                               ----------------------

Filtration & Separation Products (0.59%)
Alfa Laval AB                                                             160,200                             10,061
                                                                                               ----------------------

Finance - Investment Banker & Broker (1.14%)
Babcock & Brown Ltd                                                       122,000                              2,888
Macquarie Bank Ltd (b)                                                     73,200                              5,053
Nomura Holdings Inc                                                       370,000                              7,023
UBS AG                                                                     83,050                              4,598
                                                                                               ----------------------
                                                                                                              19,562
                                                                                               ----------------------
Finance - Leasing Company (0.40%)
ORIX Corp                                                                  28,400                              6,816
                                                                                               ----------------------

Finance - Other Services (1.44%)
Deutsche Boerse AG                                                         60,600                              7,106
Hong Kong Exchanges and Clearing Ltd                                      354,000                              5,776
Man Group Plc                                                             746,800                              8,501
Singapore Exchange Ltd                                                    511,000                              3,227
                                                                                               ----------------------
                                                                                                              24,610
                                                                                               ----------------------
Food - Catering (0.21%)
Sodexho Alliance SA                                                        53,500                              3,533
                                                                                               ----------------------

Food - Miscellaneous/Diversified (3.32%)
Associated British Foods PLC                                              361,100                              6,150
Groupe Danone                                                             125,700                              9,138
Nestle SA                                                                  68,044                             26,141
Nissin Food Products Co Ltd                                                70,900                              2,170
Nutreco Holding NV                                                         66,880                              4,966
Orkla ASA                                                                 442,500                              8,317
                                                                                               ----------------------
                                                                                                              56,882
                                                                                               ----------------------
Food - Retail (1.04%)
Tesco PLC                                                               1,194,600                              9,818
Woolworths Ltd                                                            343,593                              7,919
                                                                                               ----------------------
                                                                                                              17,737
                                                                                               ----------------------
Food - Wholesale & Distribution (0.05%)
Premier Foods PLC                                                         183,400                                938
                                                                                               ----------------------

Forestry (0.08%)
Gunns Ltd                                                                 449,900                              1,285
                                                                                               ----------------------

Gambling (Non-Hotel) (0.11%)
William Hill PLC                                                          155,500                              1,892
                                                                                               ----------------------

Gas - Distribution (0.39%)
Osaka Gas Co Ltd                                                        1,911,000                              6,590
                                                                                               ----------------------


Gold Mining (0.24%)
Lihir Gold Ltd (a)                                                      1,570,100                              4,118
                                                                                               ----------------------

Hotels & Motels (0.68%)
Intercontinental Hotels Group PLC                                         324,319                              7,374
Sol Melia SA (b)                                                          198,380                              4,352
                                                                                               ----------------------
                                                                                                              11,726
                                                                                               ----------------------
Import & Export (1.54%)
Mitsui & Co Ltd                                                           725,000                             17,038
Sumitomo Corp                                                             485,000                              9,393
                                                                                               ----------------------
                                                                                                              26,431
                                                                                               ----------------------
Industrial Gases (0.36%)
Linde AG (b)                                                               52,071                              6,171
                                                                                               ----------------------

Internet Brokers (0.20%)
Matsui Securities Co Ltd (b)                                              416,000                              3,443
                                                                                               ----------------------

Investment Management & Advisory Services (0.24%)
MPC Muenchmeyer Petersen Capital AG                                        43,210                              4,114
                                                                                               ----------------------

Life & Health Insurance (1.65%)
AMP Ltd                                                                   393,800                              3,345
Aviva PLC                                                                 312,455                              4,342
Legal & General Group PLC                                               1,707,700                              4,810
Swiss Life Holding (a)                                                     46,885                             11,554
T&D Holdings Inc                                                           63,000                              4,120
                                                                                               ----------------------
                                                                                                              28,171
                                                                                               ----------------------
Machinery - Electrical (0.64%)
Fuji Electric Holdings Co Ltd                                             428,000                              1,766
Konecranes Oyj                                                            227,400                              9,204
                                                                                               ----------------------
                                                                                                              10,970
                                                                                               ----------------------
Machinery - Farm (0.37%)
Kubota Corp                                                               758,000                              6,294
                                                                                               ----------------------

Machinery - General Industry (0.73%)
Alstom                                                                     12,900                              2,319
Hexagon AB                                                                265,160                              5,210
MAN AG                                                                     34,550                              5,009
                                                                                               ----------------------
                                                                                                              12,538
                                                                                               ----------------------
Medical - Biomedical/Gene (0.45%)
CSL Ltd/Australia                                                         103,697                              7,770
                                                                                               ----------------------

Medical - Drugs (4.95%)
Actelion Ltd (a)                                                          214,380                             11,427
Chugai Pharmaceutical Co Ltd                                              101,400                              1,749
Daiichi Sankyo Co Ltd                                                     154,000                              4,255
GlaxoSmithKline PLC                                                       315,600                              7,987
Miraca Holdings Inc                                                        72,000                              1,326
Novartis AG                                                               190,545                             10,278
Roche Holding AG                                                          126,300                             22,369
Shire PLC                                                                 506,800                             12,419
Takeda Pharmaceutical Co Ltd                                              198,300                             12,918
                                                                                               ----------------------
                                                                                                              84,728
                                                                                               ----------------------
Medical Products (0.54%)
Smith & Nephew PLC                                                        334,800                              3,988
SSL International PLC                                                     243,100                              2,278

Medical Products
William Demant Holding (a)                                                 29,650                              2,938
                                                                                               ----------------------
                                                                                                               9,204
                                                                                               ----------------------
Metal - Diversified (0.76%)
Rio Tinto PLC                                                              81,100                              5,849
Zinifex Ltd                                                               427,800                              7,076
                                                                                               ----------------------
                                                                                                              12,925
                                                                                               ----------------------
Metal Processors & Fabrication (0.13%)
NSK Ltd                                                                   241,000                              2,309
                                                                                               ----------------------

Money Center Banks (0.20%)
SNS Reaal                                                                 152,200                              3,386
                                                                                               ----------------------

Mortgage Banks (0.35%)
Hypo Real Estate Holding AG                                                98,350                              6,023
                                                                                               ----------------------

Multi-Line Insurance (2.97%)
Allianz SE                                                                 62,370                             13,276
AXA SA                                                                    382,800                             14,939
Fondiaria-Sai SpA                                                         211,400                              7,377
ING Groep NV                                                              359,600                             15,180
                                                                                               ----------------------
                                                                                                              50,772
                                                                                               ----------------------
Multimedia (0.92%)
Pearson PLC                                                               285,900                              4,582
Publishing & Broadcasting Ltd (b)                                          99,600                              1,552
Vivendi                                                                   224,830                              9,550
                                                                                               ----------------------
                                                                                                              15,684
                                                                                               ----------------------
Office Automation & Equipment (0.62%)
Canon Inc                                                                 202,100                             10,682
                                                                                               ----------------------

Oil - Field Services (0.41%)
Subsea 7 Inc (a)                                                          295,350                              6,947
                                                                                               ----------------------

Oil Company - Exploration & Production (0.33%)
Woodside Petroleum Ltd                                                    154,900                              5,633
                                                                                               ----------------------

Oil Company - Integrated (6.36%)
BG Group PLC                                                            2,080,400                             33,841
BP PLC                                                                  1,156,300                             13,372
Royal Dutch Shell PLC - A Shares (b)                                      120,200                              4,668
Royal Dutch Shell PLC - A Shares                                          324,300                             12,616
Statoil ASA                                                               235,600                              6,963
Total SA                                                                  475,650                             37,458
                                                                                               ----------------------
                                                                                                             108,918
                                                                                               ----------------------
Oil Refining & Marketing (0.24%)
Nippon Mining Holdings Inc                                                410,000                              4,122
                                                                                               ----------------------

Paper & Related Products (0.81%)
Mondi Ltd                                                                     320                                  3
Mondi PLC                                                                 177,905                              1,560
Svenska Cellulosa AB                                                      692,161                             12,219
                                                                                               ----------------------
                                                                                                              13,782
                                                                                               ----------------------
Photo Equipment & Supplies (0.75%)
FUJIFILM Holdings Corp                                                    134,400                              5,884
Konica Minolta Holdings Inc                                               288,000                              4,258

Photo Equipment & Supplies
Nikon Corp                                                                 86,000                              2,724
                                                                                               ----------------------
                                                                                                              12,866
                                                                                               ----------------------
Power Converter & Supply Equipment (0.70%)
Vestas Wind Systems A/S (a)                                               180,250                             11,948
                                                                                               ----------------------

Printing - Commercial (0.08%)
Dai Nippon Printing Co Ltd                                                 99,000                              1,453
                                                                                               ----------------------

Property & Casualty Insurance (0.48%)
Catlin Group Ltd                                                          278,100                              2,658
QBE Insurance Group Ltd                                                   219,918                              5,554
                                                                                               ----------------------
                                                                                                               8,212
                                                                                               ----------------------
Property Trust (0.43%)
Goodman Group                                                             206,000                              1,051
Westfield Group                                                             4,346                                 69
Westfield Group                                                           384,800                              6,192
                                                                                               ----------------------
                                                                                                               7,312
                                                                                               ----------------------
Publishing - Books (0.44%)
Reed Elsevier PLC                                                         611,400                              7,528
                                                                                               ----------------------

Real Estate Management & Services (0.34%)
Mitsubishi Estate Co Ltd                                                  229,000                              5,826
                                                                                               ----------------------

Real Estate Operator & Developer (0.40%)
CapitaLand Ltd                                                            610,000                              2,955
Leopalace21 Corp                                                           49,000                              1,549
Mitsui Fudosan Co Ltd                                                      92,000                              2,402
                                                                                               ----------------------
                                                                                                               6,906
                                                                                               ----------------------
Recreational Vehicles (0.16%)
Yamaha Motor Co Ltd                                                        99,000                              2,786
                                                                                               ----------------------

Reinsurance (1.24%)
Muenchener Rueckversicherungs Gesellschaft AG                              83,500                             14,371
Swiss Reinsurance                                                          79,900                              6,855
                                                                                               ----------------------
                                                                                                              21,226
                                                                                               ----------------------
REITS - Diversified (0.93%)
British Land Co PLC                                                       312,600                              7,800
Kenedix Realty Investment Corp                                                229                              1,651
Unibail-Rodamco (b)                                                        27,400                              6,465
                                                                                               ----------------------
                                                                                                              15,916
                                                                                               ----------------------
REITS - Office Property (0.11%)
Orix JREIT Inc                                                                241                              1,887
                                                                                               ----------------------

Retail - Consumer Electronics (0.20%)
Yamada Denki Co Ltd                                                        33,600                              3,339
                                                                                               ----------------------

Retail - Jewelry (0.86%)
Compagnie Financiere Richemont SA                                         131,101                              8,216
Swatch Group AG                                                            21,720                              6,553
                                                                                               ----------------------
                                                                                                              14,769
                                                                                               ----------------------
Retail - Major Department Store (0.32%)
Marks & Spencer Group PLC                                                 436,700                              5,554
                                                                                               ----------------------

Retail - Miscellaneous/Diversified (0.51%)
Aeon Co Ltd                                                               201,000                              3,211

Retail - Miscellaneous/Diversified
UNY Co Ltd                                                                528,000                              5,577
                                                                                               ----------------------
                                                                                                               8,788
                                                                                               ----------------------
Retail - Pubs (0.23%)
Punch Taverns PLC                                                         169,200                              3,919
                                                                                               ----------------------

Rubber - Tires (0.27%)
Bridgestone Corp                                                          222,000                              4,685
                                                                                               ----------------------

Rubber & Vinyl (0.13%)
JSR Corp                                                                   85,700                              2,150
                                                                                               ----------------------

Satellite Telecommunications (0.39%)
SES Global SA                                                             318,300                              6,740
                                                                                               ----------------------

Security Services (0.06%)
Sohgo Security Services Co Ltd                                             65,000                              1,073
                                                                                               ----------------------

Soap & Cleaning Products (0.45%)
Reckitt Benckiser PLC                                                     143,200                              7,665
                                                                                               ----------------------

Steel - Producers (1.85%)
Arcelor Mittal                                                            158,500                              9,720
JFE Holdings Inc                                                           65,500                              4,492
Nippon Steel Corp                                                       1,055,000                              7,935
Ssab Svenskt Stal AB - Rights (a)(c)                                      110,400                                356
Ssab Svenskt Stal AB                                                      110,400                              3,962
Sumitomo Metal Industries Ltd                                             893,000                              5,142
                                                                                               ----------------------
                                                                                                              31,607
                                                                                               ----------------------
Steel - Specialty (0.11%)
Hitachi Metals Ltd                                                        158,000                              1,912
                                                                                               ----------------------

Telecommunication Services (0.25%)
Telenor ASA                                                               230,600                              4,217
                                                                                               ----------------------

Telephone - Integrated (2.21%)
KDDI Corp                                                                     281                              1,864
Royal KPN NV                                                              318,900                              4,934
Telefonica SA (b)                                                       1,031,900                             24,150
Telekom Austria AG                                                        280,720                              6,839
                                                                                               ----------------------
                                                                                                              37,787
                                                                                               ----------------------
Television (0.30%)
Modern Times Group - B Shares                                              63,700                              3,900
Television Broadcasts Ltd                                                 184,000                              1,255
                                                                                               ----------------------
                                                                                                               5,155
                                                                                               ----------------------
Textile - Products (0.18%)
Mitsubishi Rayon Co Ltd                                                   414,000                              3,097
                                                                                               ----------------------

Tobacco (1.15%)
British American Tobacco PLC                                              440,600                             14,239
Imperial Tobacco Group PLC                                                124,700                              5,466
                                                                                               ----------------------
                                                                                                              19,705
                                                                                               ----------------------
Toys (1.33%)
Nintendo Co Ltd                                                            47,100                             22,708
                                                                                               ----------------------


Transport - Marine (1.21%)
Iino Kaiun Kaisha Ltd (b)                                                 230,300                              2,958
Kawasaki Kisen Kaisha Ltd (b)                                             660,000                              9,034
Mitsui OSK Lines Ltd                                                      235,000                              3,669
Neptune Orient Lines Ltd                                                  741,000                              2,692
Orient Overseas International Ltd                                         204,000                              2,428
                                                                                               ----------------------
                                                                                                              20,781
                                                                                               ----------------------
Transport - Rail (0.32%)
East Japan Railway Co                                                         746                              5,533
                                                                                               ----------------------

Transport - Truck (0.29%)
DSV A/S                                                                   222,150                              4,977
                                                                                               ----------------------

Venture Capital (0.49%)
3i Group PLC (a)                                                          385,155                              8,341
                                                                                               ----------------------

Water (0.48%)
Veolia Environnement                                                      110,037                              8,176
                                                                                               ----------------------

Web Portals (0.33%)
United Internet AG (b)                                                    314,680                              5,646
                                                                                               ----------------------

Wire & Cable Products (0.34%)
Sumitomo Electric Industries Ltd                                          361,000                              5,887
                                                                                               ----------------------

Wireless Equipment (1.04%)
Nokia OYJ                                                                 621,950                             17,767
                                                                                               ----------------------
TOTAL COMMON STOCKS                                                                         $              1,651,415
                                                                                               ----------------------
PREFERRED STOCKS (0.54%)
Auto - Car & Light Trucks (0.09%)
Porsche AG                                                                    870                              1,581
                                                                                               ----------------------

Dialysis Centers (0.45%)
Fresenius SE                                                               97,715                              7,751
                                                                                               ----------------------
TOTAL PREFERRED STOCKS                                                                      $                  9,332
                                                                                               ----------------------
                                                                  Principal
                                                               Amount (000's)                      Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.13%)
U.S. Treasury Bill (0.13%)
4.75%, 9/ 6/2007 (a)(d)                                                     2,200                              2,189
                                                                                               ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                       $                  2,189
                                                                                               ----------------------
MONEY MARKET FUNDS (5.08%)
Money Center Banks (5.08%)
BNY Institutional Cash Reserve Fund (e)                                    86,950                             86,950
                                                                                               ----------------------
TOTAL MONEY MARKET FUNDS                                                                    $                 86,950
                                                                                               ----------------------
Total Investments                                                                           $              1,749,886
Liabilities in Excess of Other Assets, Net - (2.20)%                                                        (37,685)
                                                                                               ----------------------
TOTAL NET ASSETS - 100.00%                                                                  $              1,712,201
                                                                                               ======================
                                                                                               ----------------------

                                                                                               ======================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $356 or 0.02% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,189 or 0.13% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                222,700
Unrealized Depreciation                                                                                     (47,780)
                                                                                               ----------------------
Net Unrealized Appreciation (Depreciation)                                                                   174,920
Cost for federal income tax purposes                                                                       1,574,966
All dollar amounts are shown in thousands (000's)



                                                       Futures Contracts
                                                                                                          Current      Unrealized
                                                            Number of                     Original        Market     Appreciation/
Type                                                        Contracts                       Value          Value    (Depreciation)
----------------------------------------------------------------------------- -----------------------------------------------------
Buy:
DJ Euro Stoxx 50; September 2007                               288                    $16,642            $17,053           (411)
FTSE 100 Index; September 2007                                  94                     11,764             12,130           (366)
Topix Index; September 2007                                     77                     10,623             11,092           (469)
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------------------------------------------------------------- ---------------
Country                                                                                                                  Percent
----------------------------------------------------------------------------------------------------------------- ---------------
Japan                                                                                                                     20.88%
United Kingdom                                                                                                            20.88%
Germany                                                                                                                    9.84%
France                                                                                                                     9.51%
Switzerland                                                                                                                7.15%
Australia                                                                                                                  5.83%
United States                                                                                                              5.21%
Netherlands                                                                                                                3.92%
Spain                                                                                                                      3.17%
Italy                                                                                                                      2.77%
Sweden                                                                                                                     2.53%
Norway                                                                                                                     1.77%
Finland                                                                                                                    1.77%
Hong Kong                                                                                                                  1.64%
Singapore                                                                                                                  1.46%
Denmark                                                                                                                    1.16%
Austria                                                                                                                    0.82%
Greece                                                                                                                     0.52%
Belgium                                                                                                                    0.42%
Luxembourg                                                                                                                 0.39%
Papua New Guinea                                                                                                           0.24%
Ireland                                                                                                                    0.17%
Bermuda                                                                                                                    0.15%
South Africa                                                                                                               0.00%
Liabilities in Excess of Other Assets, Net                                                                              (-2.20%)
                                                                                                                  ---------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                                  ===============



Other Assets Summary (unaudited)
-----------------------------------------------------------------
Asset Type                                               Percent
-----------------------------------------------------------------
Currency Contracts                                         2.46%
Futures                                                    2.35%


                                                               Foreign Currency Contracts


          Foreign Currency      Delivery          Contracts to Accept      In Exchange For       Value              Net Unrealized
         Purchase Contracts       Date                                                                               Appreciation
------------------------------------------------ ---------------------- ----------------------------------------------------------

------------------------------------------------ ---------------------- ----------------------------------------------------------
Euro                            08/15/2007             14,040,585                 $19,000         $19,219                    $219
British Pound                   08/15/2007              6,067,010                  12,000          12,319                     319
Japanese Yen                    08/15/2007          1,243,378,500                  10,500          10,519                      19






Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Blend Fund

                                                              Shares                                   Value (000's)
                                                                Held
COMMON STOCKS (99.36%)
Advertising Agencies (0.21%)
Omnicom Group Inc                                               41,000                           $                 2,127
                                                                                                    ---------------------

Advertising Sales (0.20%)
Lamar Advertising Co (a)                                        34,200                                             2,036
                                                                                                    ---------------------

Aerospace & Defense (1.98%)
Boeing Co                                                       74,600                                             7,716
General Dynamics Corp                                           86,740                                             6,814
Lockheed Martin Corp                                             8,300                                               817
Raytheon Co                                                     62,500                                             3,460
Rockwell Collins Inc                                            23,500                                             1,615
                                                                                                    ---------------------
                                                                                                                  20,422
                                                                                                    ---------------------
Aerospace & Defense Equipment (0.73%)
United Technologies Corp                                       102,800                                             7,501
                                                                                                    ---------------------

Agricultural Chemicals (0.24%)
Monsanto Co                                                     37,900                                             2,443
                                                                                                    ---------------------

Agricultural Operations (0.10%)
Archer-Daniels-Midland Co                                       29,800                                             1,001
                                                                                                    ---------------------

Airlines (0.32%)
Southwest Airlines Co (a)                                      212,400                                             3,326
                                                                                                    ---------------------

Apparel Manufacturers (0.19%)
Coach Inc (b)                                                   43,300                                             1,968
                                                                                                    ---------------------

Applications Software (2.71%)
Intuit Inc (a)(b)                                               50,600                                             1,449
Microsoft Corp                                                 774,200                                            22,444
Red Hat Inc (a)(b)                                             197,300                                             4,108
                                                                                                    ---------------------
                                                                                                                  28,001
                                                                                                    ---------------------
Athletic Footwear (0.09%)
Nike Inc                                                        17,100                                               965
                                                                                                    ---------------------

Audio & Video Products (0.13%)
Harman International Industries Inc                             12,000                                             1,392
                                                                                                    ---------------------

Auto - Car & Light Trucks (0.21%)
Ford Motor Co (a)                                              256,000                                             2,179
                                                                                                    ---------------------

Auto/Truck Parts & Equipment - Original (0.11%)
Johnson Controls Inc                                             9,900                                             1,120
                                                                                                    ---------------------

Beverages - Non-Alcoholic (1.68%)
Coca-Cola Co/The                                               135,800                                             7,077
Coca-Cola Enterprises Inc (a)                                   23,100                                               523
PepsiCo Inc                                                    148,700                                             9,758
                                                                                                    ---------------------
                                                                                                                  17,358
                                                                                                    ---------------------
Brewery (0.40%)
Anheuser-Busch Cos Inc                                          84,400                                             4,116
                                                                                                    ---------------------

Broadcasting Services & Programming (0.11%)
Liberty Media Corp - Capital Series A (b)                       10,295                                             1,178
                                                                                                    ---------------------

Building - Residential & Commercial (0.22%)
DR Horton Inc (a)                                               53,800                                               878
Lennar Corp                                                     46,600                                             1,429
                                                                                                    ---------------------
                                                                                                                   2,307
                                                                                                    ---------------------
Building Products - Wood (0.14%)
Masco Corp                                                      51,700                                             1,407
                                                                                                    ---------------------

Cable TV (1.20%)
Cablevision Systems Corp (a)(b)                                 32,100                                             1,142
Comcast Corp (a)(b)                                            121,900                                             3,202
EchoStar Communications Corp (b)                                34,400                                             1,455
Rogers Communications Inc (a)                                   96,700                                             4,380
Shaw Communications Inc (b)                                     46,600                                             2,215
                                                                                                    ---------------------
                                                                                                                  12,394
                                                                                                    ---------------------
Casino Hotels (0.17%)
MGM Mirage (a)(b)                                               24,500                                             1,791
                                                                                                    ---------------------

Casino Services (0.27%)
International Game Technology                                   80,200                                             2,833
                                                                                                    ---------------------

Cellular Telecommunications (0.32%)
MetroPCS Communications Inc (b)                                 89,800                                             3,289
                                                                                                    ---------------------

Chemicals - Diversified (0.48%)
Dow Chemical Co/The                                             53,200                                             2,313
EI Du Pont de Nemours & Co                                      57,100                                             2,668
                                                                                                    ---------------------
                                                                                                                   4,981
                                                                                                    ---------------------
Chemicals - Specialty (0.15%)
Ecolab Inc (a)                                                  25,400                                             1,070
Sigma-Aldrich Corp                                              10,800                                               489
                                                                                                    ---------------------
                                                                                                                   1,559
                                                                                                    ---------------------
Coal (0.43%)
Consol Energy Inc                                               67,600                                             2,816
Peabody Energy Corp (a)                                         37,700                                             1,593
                                                                                                    ---------------------
                                                                                                                   4,409
                                                                                                    ---------------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                          8,700                                               606
                                                                                                    ---------------------

Commercial Banks (0.67%)
First Horizon National Corp (a)                                 82,100                                             2,604
Marshall & Ilsley Corp                                          43,100                                             1,776
Synovus Financial Corp                                          89,400                                             2,500
                                                                                                    ---------------------
                                                                                                                   6,880
                                                                                                    ---------------------
Commercial Services - Finance (0.52%)
H&R Block Inc (a)                                              127,200                                             2,538
Moody's Corp                                                    25,100                                             1,350
Western Union Co/The                                            75,100                                             1,498
                                                                                                    ---------------------
                                                                                                                   5,386
                                                                                                    ---------------------

Computer Aided Design (0.21%)
Autodesk Inc (b)                                                50,800                                             2,152
                                                                                                    ---------------------

Computer Services (0.43%)
Affiliated Computer Services Inc (b)                             9,200                                               494
Computer Sciences Corp (b)                                      28,500                                             1,587
Electronic Data Systems Corp                                    86,300                                             2,329
                                                                                                    ---------------------
                                                                                                                   4,410
                                                                                                    ---------------------
Computers (3.62%)
Apple Inc (b)                                                   47,600                                             6,272
Dell Inc (b)                                                   347,200                                             9,711
Hewlett-Packard Co                                             238,200                                            10,964
International Business Machines Corp                            56,900                                             6,296
Sun Microsystems Inc (b)                                       814,100                                             4,152
                                                                                                    ---------------------
                                                                                                                  37,395
                                                                                                    ---------------------
Computers - Memory Devices (0.68%)
EMC Corp/Massachusetts (a)(b)                                  214,400                                             3,968
Network Appliance Inc (b)                                       61,000                                             1,729
Seagate Technology (a)                                          55,800                                             1,312
                                                                                                    ---------------------
                                                                                                                   7,009
                                                                                                    ---------------------
Consulting Services (0.30%)
Accenture Ltd                                                   73,500                                             3,097
                                                                                                    ---------------------

Consumer Products - Miscellaneous (0.57%)
Clorox Co                                                       44,800                                             2,709
Fortune Brands Inc (a)                                          15,800                                             1,284
Kimberly-Clark Corp                                             28,000                                             1,884
                                                                                                    ---------------------
                                                                                                                   5,877
                                                                                                    ---------------------
Cosmetics & Toiletries (2.30%)
Avon Products Inc                                               87,900                                             3,165
Colgate-Palmolive Co                                            31,900                                             2,106
Procter & Gamble Co                                            298,357                                            18,456
                                                                                                    ---------------------
                                                                                                                  23,727
                                                                                                    ---------------------
Cruise Lines (0.09%)
Carnival Corp                                                   21,600                                               957
                                                                                                    ---------------------

Data Processing & Management (0.64%)
Automatic Data Processing Inc                                   74,700                                             3,467
First Data Corp                                                 61,800                                             1,965
NAVTEQ Corp (a)(b)                                              21,500                                             1,164
                                                                                                    ---------------------
                                                                                                                   6,596
                                                                                                    ---------------------
Disposable Medical Products (0.15%)
CR Bard Inc                                                     19,300                                             1,514
                                                                                                    ---------------------

Distribution & Wholesale (0.07%)
Fastenal Co (a)                                                 17,000                                               766
                                                                                                    ---------------------

Diversified Manufacturing Operations (5.72%)
3M Co                                                           73,500                                             6,536
Danaher Corp                                                   112,900                                             8,431
Dover Corp                                                      47,400                                             2,417
General Electric Co                                            710,200                                            27,527
Honeywell International Inc                                     17,100                                               983
Illinois Tool Works Inc                                         79,600                                             4,382
Ingersoll-Rand Co Ltd                                           74,600                                             3,754

Diversified Manufacturing Operations
Tyco International Ltd                                         104,725                                             4,953
                                                                                                    ---------------------
                                                                                                                  58,983
                                                                                                    ---------------------
E-Commerce - Products (0.57%)
Amazon.Com Inc (a)(b)                                           74,500                                             5,851
                                                                                                    ---------------------

E-Commerce - Services (0.28%)
eBay Inc (b)                                                    89,300                                             2,893
                                                                                                    ---------------------

Electric - Generation (0.36%)
AES Corp/The (b)                                               187,800                                             3,690
                                                                                                    ---------------------

Electric - Integrated (2.14%)
Allegheny Energy Inc (b)                                         8,000                                               418
Ameren Corp (a)                                                 21,700                                             1,041
American Electric Power Co Inc                                  23,500                                             1,022
Duke Energy Corp                                                62,600                                             1,066
Edison International                                            42,600                                             2,253
Entergy Corp                                                    35,200                                             3,519
Exelon Corp                                                     80,500                                             5,647
PPL Corp                                                        66,300                                             3,125
Public Service Enterprise Group Inc                             29,300                                             2,439
TECO Energy Inc                                                 97,600                                             1,575
                                                                                                    ---------------------
                                                                                                                  22,105
                                                                                                    ---------------------
Electronic Components - Miscellaneous (0.27%)
Tyco Electronics Ltd (b)                                        76,425                                             2,738
                                                                                                    ---------------------

Electronic Components - Semiconductors (1.62%)
Advanced Micro Devices Inc (a)(b)                              250,600                                             3,393
Broadcom Corp (b)                                              148,500                                             4,872
Intel Corp                                                     280,700                                             6,630
Xilinx Inc (a)                                                  72,900                                             1,823
                                                                                                    ---------------------
                                                                                                                  16,718
                                                                                                    ---------------------
Engineering - Research & Development Services (0.30%)
Fluor Corp                                                       8,400                                               970
Foster Wheeler Ltd (b)                                           5,500                                               618
McDermott International, Inc. (b)                               17,800                                             1,477
                                                                                                    ---------------------
                                                                                                                   3,065
                                                                                                    ---------------------
Enterprise Software & Services (0.27%)
Oracle Corp (b)                                                146,200                                             2,795
                                                                                                    ---------------------

Entertainment Software (0.10%)
Electronic Arts Inc (b)                                         22,000                                             1,070
                                                                                                    ---------------------

Fiduciary Banks (0.81%)
Bank of New York Mellon Corp/The                                90,200                                             3,838
Northern Trust Corp                                             23,800                                             1,487
State Street Corp (a)                                           45,100                                             3,023
                                                                                                    ---------------------
                                                                                                                   8,348
                                                                                                    ---------------------
Finance - Consumer Loans (0.06%)
SLM Corp                                                        12,600                                               620
                                                                                                    ---------------------

Finance - Credit Card (0.67%)
American Express Co                                             87,300                                             5,111
Discover Financial Services (b)                                 77,500                                             1,786
                                                                                                    ---------------------
                                                                                                                   6,897
                                                                                                    ---------------------

Finance - Investment Banker & Broker (5.28%)
Bear Stearns Cos Inc/The (a)                                    16,100                                             1,952
Citigroup Inc                                                  514,200                                            23,946
Goldman Sachs Group Inc/The                                     29,400                                             5,537
Interactive Brokers Group Inc (a)(b)                            58,700                                             1,425
JPMorgan Chase & Co                                            194,228                                             8,548
Lehman Brothers Holdings Inc (a)                                33,300                                             2,065
Merrill Lynch & Co Inc                                          61,500                                             4,563
Morgan Stanley                                                 100,800                                             6,438
                                                                                                    ---------------------
                                                                                                                  54,474
                                                                                                    ---------------------
Finance - Mortgage Loan/Banker (0.51%)
Countrywide Financial Corp                                     137,800                                             3,882
Freddie Mac                                                     24,700                                             1,414
                                                                                                    ---------------------
                                                                                                                   5,296
                                                                                                    ---------------------
Finance - Other Services (0.38%)
CME Group Inc (a)                                                5,370                                             2,967
IntercontinentalExchange Inc (b)                                 6,400                                               967
                                                                                                    ---------------------
                                                                                                                   3,934
                                                                                                    ---------------------
Financial Guarantee Insurance (0.11%)
AMBAC Financial Group Inc                                       16,900                                             1,135
                                                                                                    ---------------------

Food - Miscellaneous/Diversified (0.73%)
General Mills Inc                                               44,100                                             2,453
Kraft Foods Inc                                                155,742                                             5,100
                                                                                                    ---------------------
                                                                                                                   7,553
                                                                                                    ---------------------
Food - Retail (0.14%)
Kroger Co/The                                                   31,600                                               820
Whole Foods Market Inc (a)                                      15,500                                               574
                                                                                                    ---------------------
                                                                                                                   1,394
                                                                                                    ---------------------
Food - Wholesale & Distribution (0.21%)
SYSCO Corp                                                      66,400                                             2,117
                                                                                                    ---------------------

Forestry (0.14%)
Weyerhaeuser Co                                                 20,000                                             1,425
                                                                                                    ---------------------

Gold Mining (0.15%)
Barrick Gold Corp (a)                                           45,600                                             1,500
                                                                                                    ---------------------

Home Decoration Products (0.05%)
Newell Rubbermaid Inc                                           20,200                                               534
                                                                                                    ---------------------

Hotels & Motels (0.47%)
Hilton Hotels Corp                                              11,300                                               500
Marriott International Inc/DE                                   86,600                                             3,598
Starwood Hotels & Resorts Worldwide Inc                          3,000                                               189
Wyndham Worldwide Corp                                          17,600                                               592
                                                                                                    ---------------------
                                                                                                                   4,879
                                                                                                    ---------------------
Human Resources (0.34%)
Monster Worldwide Inc (b)                                       74,200                                             2,886
Robert Half International Inc                                   19,100                                               649
                                                                                                    ---------------------
                                                                                                                   3,535
                                                                                                    ---------------------
Independent Power Producer (0.49%)
Dynegy Inc (b)                                                 233,400                                             2,080
NRG Energy Inc (a)(b)                                           34,300                                             1,322
Reliant Energy Inc (a)(b)                                       63,700                                             1,636
                                                                                                    ---------------------
                                                                                                                   5,038
                                                                                                    ---------------------

Industrial Gases (0.54%)
Air Products & Chemicals Inc                                    30,100                                             2,600
Praxair Inc                                                     39,300                                             3,011
                                                                                                    ---------------------
                                                                                                                   5,611
                                                                                                    ---------------------
Instruments - Scientific (0.24%)
Thermo Fisher Scientific Inc (b)                                48,100                                             2,511
                                                                                                    ---------------------

Insurance Brokers (0.48%)
AON Corp                                                        87,600                                             3,508
Marsh & McLennan Cos Inc                                        22,800                                               628
Willis Group Holdings Ltd                                       20,700                                               840
                                                                                                    ---------------------
                                                                                                                   4,976
                                                                                                    ---------------------
Internet Security (0.09%)
McAfee Inc (b)                                                  26,700                                               957
                                                                                                    ---------------------

Investment Management & Advisory Services (0.43%)
Ameriprise Financial Inc                                        15,500                                               934
Franklin Resources Inc                                          12,700                                             1,618
Legg Mason Inc                                                  21,300                                             1,917
                                                                                                    ---------------------
                                                                                                                   4,469
                                                                                                    ---------------------
Leisure & Recreation Products (0.04%)
Brunswick Corp/DE (a)                                           14,600                                               408
                                                                                                    ---------------------

Life & Health Insurance (0.78%)
Lincoln National Corp                                           37,900                                             2,286
Prudential Financial Inc                                        65,200                                             5,779
                                                                                                    ---------------------
                                                                                                                   8,065
                                                                                                    ---------------------
Machinery - Construction & Mining (0.22%)
Caterpillar Inc                                                 24,700                                             1,946
Joy Global Inc (a)                                               6,600                                               327
                                                                                                    ---------------------
                                                                                                                   2,273
                                                                                                    ---------------------
Machinery - Farm (0.09%)
Deere & Co                                                       7,800                                               939
                                                                                                    ---------------------

Medical - Biomedical/Gene (0.84%)
Amgen Inc (b)                                                   90,700                                             4,874
Celgene Corp (a)(b)                                             44,800                                             2,713
Genentech Inc (b)                                                9,200                                               684
Genzyme Corp (b)                                                 6,100                                               385
                                                                                                    ---------------------
                                                                                                                   8,656
                                                                                                    ---------------------
Medical - Drugs (4.46%)
Abbott Laboratories                                             79,700                                             4,040
Allergan Inc/United States                                      51,300                                             2,982
Bristol-Myers Squibb Co                                        175,200                                             4,977
Cephalon Inc (a)(b)                                              8,800                                               661
Eli Lilly & Co                                                  96,800                                             5,236
Merck & Co Inc                                                 204,600                                            10,158
Pfizer Inc                                                     307,400                                             7,227
Schering-Plough Corp                                           163,300                                             4,661
Sepracor Inc (a)(b)                                              4,800                                               135
Wyeth                                                          123,100                                             5,973
                                                                                                    ---------------------
                                                                                                                  46,050
                                                                                                    ---------------------
Medical - Generic Drugs (0.19%)
Barr Pharmaceuticals Inc (a)(b)                                 37,900                                             1,941
                                                                                                    ---------------------


Medical - HMO (1.43%)
Aetna Inc                                                       83,700                                             4,023
Humana Inc (b)                                                  25,100                                             1,609
UnitedHealth Group Inc                                          74,200                                             3,594
WellPoint Inc (b)                                               74,100                                             5,566
                                                                                                    ---------------------
                                                                                                                  14,792
                                                                                                    ---------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                   5,100                                               323
                                                                                                    ---------------------

Medical - Wholesale Drug Distribution (0.39%)
Cardinal Health Inc                                             61,800                                             4,062
                                                                                                    ---------------------

Medical Instruments (0.95%)
Boston Scientific Corp (b)                                      19,700                                               259
Medtronic Inc                                                  126,000                                             6,384
St Jude Medical Inc (b)                                         72,800                                             3,141
                                                                                                    ---------------------
                                                                                                                   9,784
                                                                                                    ---------------------
Medical Laboratory & Testing Service (0.19%)
Laboratory Corp of America Holdings (a)(b)                      26,500                                             1,957
                                                                                                    ---------------------

Medical Products (2.28%)
Baxter International Inc                                        19,600                                             1,031
Becton Dickinson & Co                                           26,400                                             2,016
Covidien Ltd (b)                                                95,225                                             3,900
Johnson & Johnson                                              252,000                                            15,246
Stryker Corp                                                    21,900                                             1,367
                                                                                                    ---------------------
                                                                                                                  23,560
                                                                                                    ---------------------
Metal - Aluminum (0.13%)
Alcoa Inc                                                       35,200                                             1,345
                                                                                                    ---------------------

Metal - Diversified (0.67%)
Freeport-McMoRan Copper & Gold Inc                              49,310                                             4,634
Rio Tinto PLC ADR                                                7,800                                             2,255
                                                                                                    ---------------------
                                                                                                                   6,889
                                                                                                    ---------------------
Metal Processors & Fabrication (0.11%)
Precision Castparts Corp                                         8,400                                             1,151
                                                                                                    ---------------------

Motorcycle/Motor Scooter (0.15%)
Harley-Davidson Inc                                             26,800                                             1,536
                                                                                                    ---------------------

Multi-Line Insurance (3.19%)
ACE Ltd                                                         19,500                                             1,126
American International Group Inc                               254,900                                            16,360
Assurant Inc                                                     7,100                                               360
Genworth Financial Inc                                         105,700                                             3,226
Hartford Financial Services Group Inc                           31,800                                             2,921
Loews Corp                                                      35,400                                             1,678
MetLife Inc                                                    119,700                                             7,208
                                                                                                    ---------------------
                                                                                                                  32,879
                                                                                                    ---------------------
Multimedia (1.42%)
EW Scripps Co                                                   26,700                                             1,094
McGraw-Hill Cos Inc/The                                         35,100                                             2,124
Meredith Corp (a)                                               12,300                                               695
News Corp - Class A                                            155,500                                             3,284
Time Warner Inc (a)                                            125,200                                             2,411
Viacom Inc (a)(b)                                                5,700                                               218

Multimedia
Walt Disney Co/The                                             145,500                                             4,802
                                                                                                    ---------------------
                                                                                                                  14,628
                                                                                                    ---------------------
Networking Products (1.47%)
Cisco Systems Inc (b)                                          343,900                                             9,942
Juniper Networks Inc (a)(b)                                    175,700                                             5,264
                                                                                                    ---------------------
                                                                                                                  15,206
                                                                                                    ---------------------
Non-Hazardous Waste Disposal (0.35%)
Allied Waste Industries Inc (a)(b)                             159,500                                             2,053
Republic Services Inc                                           48,000                                             1,533
                                                                                                    ---------------------
                                                                                                                   3,586
                                                                                                    ---------------------
Office Supplies & Forms (0.12%)
Avery Dennison Corp                                             20,100                                             1,233
                                                                                                    ---------------------

Oil - Field Services (1.86%)
Baker Hughes Inc                                                53,000                                             4,190
BJ Services Co (a)                                              56,200                                             1,469
Schlumberger Ltd (a)                                           143,200                                            13,564
                                                                                                    ---------------------
                                                                                                                  19,223
                                                                                                    ---------------------
Oil & Gas Drilling (0.51%)
Nabors Industries Ltd (a)(b)                                    22,000                                               643
Transocean Inc (a)(b)                                           43,400                                             4,664
                                                                                                    ---------------------
                                                                                                                   5,307
                                                                                                    ---------------------
Oil Company - Exploration & Production (1.14%)
Anadarko Petroleum Corp                                         19,900                                             1,002
Devon Energy Corp                                               16,100                                             1,201
EOG Resources Inc                                               24,700                                             1,731
Murphy Oil Corp                                                 53,600                                             3,325
Occidental Petroleum Corp                                       47,100                                             2,672
XTO Energy Inc                                                  33,966                                             1,852
                                                                                                    ---------------------
                                                                                                                  11,783
                                                                                                    ---------------------
Oil Company - Integrated (5.61%)
Chevron Corp                                                   164,600                                            14,034
ConocoPhillips                                                  90,600                                             7,324
Exxon Mobil Corp                                               379,800                                            32,332
Total SA ADR (a)                                                53,400                                             4,198
                                                                                                    ---------------------
                                                                                                                  57,888
                                                                                                    ---------------------
Oil Field Machinery & Equipment (0.54%)
FMC Technologies Inc (a)(b)                                     24,200                                             2,215
Grant Prideco Inc (a)(b)                                        59,600                                             3,343
                                                                                                    ---------------------
                                                                                                                   5,558
                                                                                                    ---------------------
Oil Refining & Marketing (0.60%)
Sunoco Inc                                                      54,500                                             3,636
Valero Energy Corp                                              37,600                                             2,520
                                                                                                    ---------------------
                                                                                                                   6,156
                                                                                                    ---------------------
Optical Supplies (0.17%)
Alcon Inc                                                       12,600                                             1,720
                                                                                                    ---------------------

Paper & Related Products (0.32%)
Bowater Inc (a)                                                 27,900                                               548
International Paper Co                                          73,600                                             2,728
                                                                                                    ---------------------
                                                                                                                   3,276
                                                                                                    ---------------------
Pharmacy Services (0.19%)
Express Scripts Inc (b)                                         14,600                                               732

Pharmacy Services
Medco Health Solutions Inc (b)                                  14,700                                             1,195
                                                                                                    ---------------------
                                                                                                                   1,927
                                                                                                    ---------------------
Pipelines (0.68%)
Spectra Energy Corp                                            105,200                                             2,680
Williams Cos Inc                                               135,700                                             4,376
                                                                                                    ---------------------
                                                                                                                   7,056
                                                                                                    ---------------------
Property & Casualty Insurance (0.34%)
Progressive Corp/The (a)                                        85,300                                             1,790
Travelers Cos Inc/The                                           32,871                                             1,669
                                                                                                    ---------------------
                                                                                                                   3,459
                                                                                                    ---------------------
Publishing - Newspapers (0.03%)
Tribune Co                                                      12,391                                               346
                                                                                                    ---------------------

Regional Banks (4.09%)
Bank of America Corp                                           256,570                                            12,166
Capital One Financial Corp                                      39,900                                             2,823
PNC Financial Services Group Inc                                26,400                                             1,760
SunTrust Banks Inc                                              66,800                                             5,230
US Bancorp                                                     186,600                                             5,589
Wachovia Corp                                                   79,300                                             3,744
Wells Fargo & Co                                               321,200                                            10,847
                                                                                                    ---------------------
                                                                                                                  42,159
                                                                                                    ---------------------
REITS - Apartments (0.31%)
Equity Residential                                              79,200                                             3,153
                                                                                                    ---------------------

REITS - Office Property (0.21%)
Boston Properties Inc (a)                                       22,400                                             2,117
                                                                                                    ---------------------

REITS - Regional Malls (0.33%)
Simon Property Group Inc                                        39,500                                             3,418
                                                                                                    ---------------------

REITS - Warehouse & Industrial (0.15%)
Prologis (a)                                                    27,700                                             1,576
                                                                                                    ---------------------

Retail - Apparel & Shoe (0.15%)
Ross Stores Inc (a)                                             53,400                                             1,545
                                                                                                    ---------------------

Retail - Bedding (0.52%)
Bed Bath & Beyond Inc (a)(b)                                   155,100                                             5,373
                                                                                                    ---------------------

Retail - Building Products (0.98%)
Home Depot Inc                                                 174,100                                             6,471
Lowe's Cos Inc                                                 130,000                                             3,642
                                                                                                    ---------------------
                                                                                                                  10,113
                                                                                                    ---------------------
Retail - Consumer Electronics (0.11%)
Best Buy Co Inc (a)                                             25,200                                             1,124
                                                                                                    ---------------------

Retail - Discount (1.93%)
Costco Wholesale Corp                                           32,600                                             1,950
Target Corp                                                     90,700                                             5,494
TJX Cos Inc                                                    103,800                                             2,880
Wal-Mart Stores Inc                                            208,900                                             9,599
                                                                                                    ---------------------
                                                                                                                  19,923
                                                                                                    ---------------------
Retail - Drug Store (0.85%)
CVS Caremark Corp                                              195,494                                             6,879

Retail - Drug Store
Walgreen Co                                                     43,500                                             1,922
                                                                                                    ---------------------
                                                                                                                   8,801
                                                                                                    ---------------------
Retail - Office Supplies (0.10%)
Office Depot Inc (b)                                            41,500                                             1,036
                                                                                                    ---------------------

Retail - Regional Department Store (0.76%)
Kohl's Corp (b)                                                128,200                                             7,795
                                                                                                    ---------------------

Retail - Restaurants (0.11%)
Starbucks Corp (a)(b)                                           43,300                                             1,155
                                                                                                    ---------------------

Savings & Loans - Thrifts (0.20%)
Sovereign Bancorp Inc                                           38,400                                               735
Washington Mutual Inc                                           34,100                                             1,280
                                                                                                    ---------------------
                                                                                                                   2,015
                                                                                                    ---------------------
Semiconductor Component - Integrated Circuits (0.69%)
Analog Devices Inc                                              54,400                                             1,929
Marvell Technology Group Ltd (a)(b)                            289,400                                             5,209
                                                                                                    ---------------------
                                                                                                                   7,138
                                                                                                    ---------------------
Semiconductor Equipment (0.59%)
Applied Materials Inc                                          194,900                                             4,296
ASML Holding NV (a)(b)                                          60,400                                             1,785
                                                                                                    ---------------------
                                                                                                                   6,081
                                                                                                    ---------------------
Steel - Producers (0.08%)
Nucor Corp                                                      16,000                                               803
                                                                                                    ---------------------

Steel - Specialty (0.13%)
Allegheny Technologies Inc                                      12,500                                             1,312
                                                                                                    ---------------------

Telecommunication Equipment (0.09%)
Alcatel-Lucent ADR (a)                                          75,612                                               877
                                                                                                    ---------------------

Telecommunication Equipment - Fiber Optics (0.44%)
Corning Inc                                                    188,500                                             4,494
                                                                                                    ---------------------

Telephone - Integrated (2.22%)
AT&T Inc                                                       584,810                                            22,901
                                                                                                    ---------------------

Therapeutics (0.40%)
Gilead Sciences Inc (b)                                        109,600                                             4,080
                                                                                                    ---------------------

Tobacco (1.09%)
Altria Group Inc                                               169,800                                            11,287
                                                                                                    ---------------------

Toys (0.08%)
Hasbro Inc                                                       6,700                                               188
Mattel Inc                                                      26,100                                               598
                                                                                                    ---------------------
                                                                                                                     786
                                                                                                    ---------------------
Transport - Rail (0.66%)
Canadian National Railway Co (a)                                42,400                                             2,210
Norfolk Southern Corp                                           77,600                                             4,174
Union Pacific Corp                                               3,500                                               417
                                                                                                    ---------------------
                                                                                                                   6,801
                                                                                                    ---------------------
Transport - Services (0.58%)
CH Robinson Worldwide Inc                                       14,100                                               686

Transport - Services
Expeditors International Washington Inc                         62,800                                             2,806
United Parcel Service Inc                                       33,000                                             2,499
                                                                                                    ---------------------
                                                                                                                   5,991
                                                                                                    ---------------------
Web Portals (1.19%)
Google Inc (b)                                                  20,800                                            10,608
Yahoo! Inc (a)(b)                                               70,000                                             1,628
                                                                                                    ---------------------
                                                                                                                  12,236
                                                                                                    ---------------------
Wireless Equipment (1.78%)
American Tower Corp (b)                                        124,592                                             5,191
Crown Castle International Corp (a)(b)                         112,400                                             4,074
Motorola Inc                                                   242,500                                             4,120
Qualcomm Inc                                                    94,100                                             3,919
Telefonaktiebolaget LM Ericsson ADR (a)                         28,600                                             1,070
                                                                                                    ---------------------
                                                                                                                  18,374
                                                                                                    ---------------------
TOTAL COMMON STOCKS                                                                              $             1,025,012
                                                                                                    ---------------------
                                                                Principal
                                                                  Amount                                   Value (000's)
                                                                  (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
U.S. Treasury Bill (0.05%)
4.85%, 8/ 2/2007 (b)(c)                                                500                                               500
                                                                                                        ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                $                   500
                                                                                                        ---------------------
MONEY MARKET FUNDS (11.15%)
Money Center Banks (11.15%)
BNY Institutional Cash Reserve Fund (d)                            115,104                                           115,104
                                                                                                        ---------------------
TOTAL MONEY MARKET FUNDS                                                                             $               115,104
                                                                                                        ---------------------
Total Investments                                                                                    $             1,140,616
Liabilities in Excess of Other Assets, Net - (10.56)%                                                              (108,981)
                                                                                                        ---------------------
TOTAL NET ASSETS - 100.00%                                                                           $             1,031,635
                                                                                                        =====================
                                                                                                        ---------------------

                                                                                                        =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $500 or 0.05% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                $               152,915
Unrealized Depreciation                                                                               (37,999)
                                                                                          ---------------------
Net Unrealized Appreciation (Depreciation)                                                             114,916
Cost for federal income tax purposes                                                                 1,025,700
All dollar amounts are shown in thousands (000's)



                                                                                   Futures Contracts
                                                                                                  Current            Unrealized
                                                        Number of        Original                  Market          Appreciation/
Type                                                    Contracts         Value                    Value           (Depreciation)
------------------------------------------------------- --------- ---------------------------- --------------- ---------------------
Buy:
S&P 500 eMini; September 2007                             140              $10,679               $10,233                 (446)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------------- ----------- ---------------------
Sector                                                                                                                 Percent
--------------------------------------------------------------------------------------------- ----------- ---------------------
Financial                                                                                                               30.14%
Consumer, Non-cyclical                                                                                                  20.16%
Communications                                                                                                          11.61%
Technology                                                                                                              11.57%
Energy                                                                                                                  11.38%
Industrial                                                                                                              11.38%
Consumer, Cyclical                                                                                                       8.20%
Basic Materials                                                                                                          3.08%
Utilities                                                                                                                2.99%
Government                                                                                                               0.05%
Liabilities in Excess of Other Assets, Net                                                                           (-10.56%)
                                                                                                          ---------------------
TOTAL NET ASSETS                                                                                                       100.00%
                                                                                                          =====================

Other Assets Summary (unaudited)
--------------------------------------------------------------------------------------------- ----------- ---------------------
Asset Type                                                                                                             Percent
--------------------------------------------------------------------------------------------- ----------- ---------------------
Futures                                                                                                                   0.99%



Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Blend Fund I

                                                                Shares                                   Value (000's)
                                                                  Held
COMMON STOCKS (97.37%)
Aerospace & Defense (2.98%)
Boeing Co                                                         85,800                           $                 8,874
Lockheed Martin Corp                                              26,500                                             2,610
Northrop Grumman Corp                                            102,200                                             7,777
Raytheon Co                                                       81,300                                             4,501
                                                                                                      ---------------------
                                                                                                                    23,762
                                                                                                      ---------------------
Agricultural Chemicals (0.38%)
Monsanto Co                                                       46,800                                             3,016
                                                                                                      ---------------------

Applications Software (2.88%)
Microsoft Corp                                                   794,400                                            23,030
                                                                                                      ---------------------

Athletic Footwear (0.09%)
Nike Inc                                                          12,700                                               717
                                                                                                      ---------------------

Auction House & Art Dealer (0.04%)
Sotheby's (a)                                                      7,700                                               329
                                                                                                      ---------------------

Auto - Medium & Heavy Duty Trucks (0.63%)
Paccar Inc                                                        61,700                                             5,048
                                                                                                      ---------------------

Auto/Truck Parts & Equipment - Original (0.14%)
TRW Automotive Holdings Corp (b)                                  32,800                                             1,078
                                                                                                      ---------------------

Batteries & Battery Systems (0.82%)
Energizer Holdings Inc (b)                                        64,900                                             6,548
                                                                                                      ---------------------

Beverages - Non-Alcoholic (1.12%)
Coca-Cola Co/The                                                 168,400                                             8,775
PepsiCo Inc                                                        2,600                                               171
                                                                                                      ---------------------
                                                                                                                     8,946
                                                                                                      ---------------------
Brewery (0.62%)
Molson Coors Brewing Co (a)                                       56,000                                             4,981
                                                                                                      ---------------------

Broadcasting Services & Programming (0.66%)
Liberty Media Corp - Capital Series A (b)                         46,300                                             5,299
                                                                                                      ---------------------

Cable TV (0.68%)
DIRECTV Group Inc/The (b)                                        242,700                                             5,439
                                                                                                      ---------------------

Cellular Telecommunications (0.17%)
Alltel Corp (a)                                                   20,300                                             1,339
                                                                                                      ---------------------

Chemicals - Diversified (0.65%)
Celanese Corp                                                     52,200                                             1,957
Dow Chemical Co/The                                               33,800                                             1,470
EI Du Pont de Nemours & Co                                        37,900                                             1,771
                                                                                                      ---------------------
                                                                                                                     5,198
                                                                                                      ---------------------
Commercial Banks (0.56%)
BB&T Corp                                                          7,300                                               273
Commercial Banks
Regions Financial Corp (a)                                       138,700                                             4,171
                                                                                                      ---------------------
                                                                                                                     4,444
                                                                                                      ---------------------
Commercial Services - Finance (0.70%)
Moody's Corp (a)                                                 104,500                                             5,622
                                                                                                      ---------------------

Computer Services (0.06%)
Computer Sciences Corp (b)                                         8,600                                               479
                                                                                                      ---------------------

Computers (3.53%)
Apple Inc (b)                                                     60,900                                             8,024
Dell Inc (b)                                                     137,000                                             3,832
Hewlett-Packard Co                                               212,800                                             9,795
International Business Machines Corp                              59,100                                             6,540
                                                                                                      ---------------------
                                                                                                                    28,191
                                                                                                      ---------------------
Computers - Memory Devices (0.79%)
EMC Corp/Massachusetts (b)                                       340,600                                             6,304
                                                                                                      ---------------------

Computers - Peripheral Equipment (0.28%)
Lexmark International Inc (b)                                     55,600                                             2,198
                                                                                                      ---------------------

Consulting Services (0.85%)
Accenture Ltd                                                    154,700                                             6,517
Gartner Inc (a)(b)                                                11,800                                               247
                                                                                                      ---------------------
                                                                                                                     6,764
                                                                                                      ---------------------
Consumer Products - Miscellaneous (0.13%)
American Greetings Corp (a)                                       43,100                                             1,066
                                                                                                      ---------------------

Cosmetics & Toiletries (0.77%)
Procter & Gamble Co                                               99,550                                             6,158
                                                                                                      ---------------------

Cruise Lines (0.11%)
Carnival Corp                                                     20,600                                               913
                                                                                                      ---------------------

Data Processing & Management (1.06%)
Mastercard Inc (a)                                                52,800                                             8,490
                                                                                                      ---------------------

Distribution & Wholesale (0.05%)
Ingram Micro Inc (b)                                              20,200                                               405
                                                                                                      ---------------------

Diversified Manufacturing Operations (3.64%)
3M Co                                                             43,700                                             3,886
General Electric Co                                              510,800                                            19,799
Honeywell International Inc                                       24,100                                             1,386
SPX Corp                                                          23,400                                             2,196
Tyco International Ltd                                            38,925                                             1,841
                                                                                                      ---------------------
                                                                                                                    29,108
                                                                                                      ---------------------
E-Commerce - Products (0.40%)
Amazon.Com Inc (a)(b)                                             40,500                                             3,181
                                                                                                      ---------------------

E-Commerce - Services (0.28%)
eBay Inc (b)                                                      11,600                                               376
Expedia Inc (a)(b)                                                46,900                                             1,248
IAC/InterActiveCorp (a)(b)                                        21,600                                               621
                                                                                                      ---------------------
                                                                                                                     2,245
                                                                                                      ---------------------

Electric - Integrated (2.16%)
Duke Energy Corp                                                 248,800                                             4,237
Entergy Corp                                                      62,600                                             6,258
PG&E Corp                                                        117,200                                             5,017
TXU Corp                                                          26,800                                             1,749
                                                                                                      ---------------------
                                                                                                                    17,261
                                                                                                      ---------------------
Electric Products - Miscellaneous (0.13%)
Emerson Electric Co                                               22,200                                             1,045
                                                                                                      ---------------------

Electronic Components - Miscellaneous (0.18%)
Tyco Electronics Ltd (b)                                          38,925                                             1,394
                                                                                                      ---------------------

Electronic Components - Semiconductors (2.78%)
Intel Corp                                                       389,300                                             9,195
Intersil Corp                                                     10,400                                               304
Nvidia Corp (a)(b)                                                43,600                                             1,995
Texas Instruments Inc                                            304,200                                            10,705
                                                                                                      ---------------------
                                                                                                                    22,199
                                                                                                      ---------------------
Electronic Forms (0.27%)
Adobe Systems Inc (a)(b)(c)                                       52,600                                             2,119
                                                                                                      ---------------------

Electronic Parts Distribution (0.18%)
Avnet Inc (b)                                                     38,900                                             1,474
                                                                                                      ---------------------

Engines - Internal Combustion (0.28%)
Cummins Inc                                                       19,000                                             2,255
                                                                                                      ---------------------

Enterprise Software & Services (0.18%)
Oracle Corp (b)                                                   74,400                                             1,423
                                                                                                      ---------------------

Fiduciary Banks (0.17%)
Bank of New York Mellon Corp/The                                  32,169                                             1,369
Northern Trust Corp                                                  300                                                19
                                                                                                      ---------------------
                                                                                                                     1,388
                                                                                                      ---------------------
Finance - Auto Loans (0.23%)
AmeriCredit Corp (a)(b)                                           91,400                                             1,859
                                                                                                      ---------------------

Finance - Consumer Loans (0.10%)
SLM Corp                                                          15,700                                               772
                                                                                                      ---------------------

Finance - Investment Banker & Broker (5.57%)
Citigroup Inc                                                    391,600                                            18,237
JPMorgan Chase & Co                                              346,480                                            15,249
Merrill Lynch & Co Inc                                           148,700                                            11,033
                                                                                                      ---------------------
                                                                                                                    44,519
                                                                                                      ---------------------
Financial Guarantee Insurance (0.20%)
AMBAC Financial Group Inc                                          6,900                                               463
MBIA Inc (a)                                                      20,832                                             1,169
                                                                                                      ---------------------
                                                                                                                     1,632
                                                                                                      ---------------------
Food - Meat Products (0.80%)
Tyson Foods Inc                                                  298,300                                             6,354
                                                                                                      ---------------------

Food - Miscellaneous/Diversified (0.09%)
Kraft Foods Inc                                                   22,887                                               750
                                                                                                      ---------------------


Food - Retail (1.10%)
Kroger Co/The                                                    249,700                                             6,482
Safeway Inc                                                       71,800                                             2,288
                                                                                                      ---------------------
                                                                                                                     8,770
                                                                                                      ---------------------
Forestry (0.28%)
Weyerhaeuser Co                                                   31,400                                             2,237
                                                                                                      ---------------------

Gold Mining (0.04%)
Newmont Mining Corp (a)                                            7,000                                               292
                                                                                                      ---------------------

Hotels & Motels (0.38%)
Marriott International Inc/DE                                     73,800                                             3,066
                                                                                                      ---------------------

Human Resources (0.53%)
Manpower Inc                                                      53,400                                             4,221
                                                                                                      ---------------------

Independent Power Producer (0.93%)
NRG Energy Inc (a)(b)                                             24,000                                               925
Reliant Energy Inc (b)                                           252,700                                             6,490
                                                                                                      ---------------------
                                                                                                                     7,415
                                                                                                      ---------------------
Instruments - Scientific (0.10%)
Waters Corp (b)                                                   13,300                                               775
                                                                                                      ---------------------

Internet Security (1.15%)
Symantec Corp (a)(b)                                             477,700                                             9,172
                                                                                                      ---------------------

Investment Management & Advisory Services (0.75%)
Ameriprise Financial Inc                                          56,000                                             3,375
Franklin Resources Inc                                            20,300                                             2,586
                                                                                                      ---------------------
                                                                                                                     5,961
                                                                                                      ---------------------
Life & Health Insurance (1.27%)
Cigna Corp                                                       137,100                                             7,080
Lincoln National Corp                                              7,600                                               458
Nationwide Financial Services                                     19,900                                             1,133
Reinsurance Group of America Inc                                  24,547                                             1,308
Unum Group                                                         8,200                                               199
                                                                                                      ---------------------
                                                                                                                    10,178
                                                                                                      ---------------------
Machinery - Construction & Mining (0.34%)
Caterpillar Inc                                                   19,500                                             1,537
Terex Corp (b)                                                    13,500                                             1,164
                                                                                                      ---------------------
                                                                                                                     2,701
                                                                                                      ---------------------
Machinery - Farm (0.80%)
AGCO Corp (a)(b)(c)                                               76,600                                             2,944
Deere & Co                                                        28,700                                             3,456
                                                                                                      ---------------------
                                                                                                                     6,400
                                                                                                      ---------------------
Medical - Biomedical/Gene (1.31%)
Amgen Inc (b)                                                    107,600                                             5,782
Genentech Inc (b)                                                 11,600                                               863
Genzyme Corp (b)                                                  29,800                                             1,879
Millennium Pharmaceuticals Inc (a)(b)                            195,700                                             1,975
                                                                                                      ---------------------
                                                                                                                    10,499
                                                                                                      ---------------------
Medical - Drugs (5.83%)
Bristol-Myers Squibb Co                                           16,200                                               460
Eli Lilly & Co                                                    92,400                                             4,998
Forest Laboratories Inc (a)(b)                                   141,700                                             5,697
Merck & Co Inc                                                   191,900                                             9,528

Medical - Drugs
Pfizer Inc                                                       753,220                                            17,708
Schering-Plough Corp                                             286,900                                             8,188
                                                                                                      ---------------------
                                                                                                                    46,579
                                                                                                      ---------------------
Medical - HMO (1.05%)
Humana Inc (b)                                                    65,500                                             4,198
WellCare Health Plans Inc (a)(b)                                  41,700                                             4,222
                                                                                                      ---------------------
                                                                                                                     8,420
                                                                                                      ---------------------
Medical - Wholesale Drug Distribution (0.75%)
AmerisourceBergen Corp                                           126,600                                             5,964
                                                                                                      ---------------------

Medical Products (1.19%)
Covidien Ltd (b)                                                  38,925                                             1,594
Johnson & Johnson                                                 68,900                                             4,169
Zimmer Holdings Inc (a)(b)                                        48,500                                             3,771
                                                                                                      ---------------------
                                                                                                                     9,534
                                                                                                      ---------------------
Multi-Line Insurance (2.52%)
American International Group Inc                                  77,100                                             4,948
Genworth Financial Inc                                            38,100                                             1,163
Loews Corp                                                       139,500                                             6,613
MetLife Inc                                                       37,100                                             2,234
XL Capital Ltd                                                    66,800                                             5,201
                                                                                                      ---------------------
                                                                                                                    20,159
                                                                                                      ---------------------
Multimedia (3.30%)
McGraw-Hill Cos Inc/The                                           32,400                                             1,960
News Corp - Class A                                               91,800                                             1,939
News Corp - Class B                                               10,000                                               227
Time Warner Inc                                                  630,100                                            12,136
Walt Disney Co/The                                               306,500                                            10,114
                                                                                                      ---------------------
                                                                                                                    26,376
                                                                                                      ---------------------
Networking Products (2.11%)
Cisco Systems Inc (b)                                            572,700                                            16,557
Juniper Networks Inc (a)(b)                                       11,100                                               332
                                                                                                      ---------------------
                                                                                                                    16,889
                                                                                                      ---------------------
Oil - Field Services (0.51%)
Global Industries Ltd (a)(b)                                      18,400                                               477
Halliburton Co                                                    25,100                                               904
SEACOR Holdings Inc (a)(b)                                        30,900                                             2,695
                                                                                                      ---------------------
                                                                                                                     4,076
                                                                                                      ---------------------
Oil & Gas Drilling (0.21%)
GlobalSantaFe Corp                                                15,700                                             1,126
Patterson-UTI Energy Inc (a)                                      25,100                                               575
                                                                                                      ---------------------
                                                                                                                     1,701
                                                                                                      ---------------------
Oil Company - Exploration & Production (1.44%)
Devon Energy Corp                                                132,300                                             9,871
Noble Energy Inc                                                  27,100                                             1,657
                                                                                                      ---------------------
                                                                                                                    11,528
                                                                                                      ---------------------
Oil Company - Integrated (6.83%)
Chevron Corp                                                     183,800                                            15,671
ConocoPhillips                                                    25,468                                             2,059
Exxon Mobil Corp                                                 404,300                                            34,418
Marathon Oil Corp                                                 43,400                                             2,395
                                                                                                      ---------------------
                                                                                                                    54,543
                                                                                                      ---------------------
Oil Field Machinery & Equipment (0.08%)
National Oilwell Varco Inc (b)                                     5,100                                               613
                                                                                                      ---------------------

Oil Refining & Marketing (0.96%)
Holly Corp (a)                                                     4,600                                               310
Tesoro Corp (a)                                                   83,700                                             4,168
Valero Energy Corp                                                25,300                                             1,696
Western Refining Inc (a)                                          27,100                                             1,504
                                                                                                      ---------------------
                                                                                                                     7,678
                                                                                                      ---------------------
Paper & Related Products (0.23%)
Domtar Corp (b)                                                  189,600                                             1,803
                                                                                                      ---------------------

Pharmacy Services (0.52%)
Medco Health Solutions Inc (b)                                    51,500                                             4,185
                                                                                                      ---------------------

Property & Casualty Insurance (0.34%)
Travelers Cos Inc/The                                             53,200                                             2,701
                                                                                                      ---------------------

Real Estate Management & Services (0.45%)
CB Richard Ellis Group Inc (b)                                   102,900                                             3,593
                                                                                                      ---------------------

Regional Banks (4.65%)
Bank of America Corp                                             170,058                                             8,064
SunTrust Banks Inc                                               117,200                                             9,177
US Bancorp                                                        50,200                                             1,503
Wachovia Corp                                                    130,875                                             6,179
Wells Fargo & Co                                                 361,400                                            12,204
                                                                                                      ---------------------
                                                                                                                    37,127
                                                                                                      ---------------------
REITS - Diversified (0.34%)
iStar Financial Inc                                               74,500                                             2,707
                                                                                                      ---------------------

REITS - Office Property (0.01%)
Boston Properties Inc (a)                                          1,200                                               113
                                                                                                      ---------------------

REITS - Regional Malls (0.58%)
Simon Property Group Inc                                          53,200                                             4,603
                                                                                                      ---------------------

REITS - Warehouse & Industrial (0.09%)
Prologis (a)                                                      13,200                                               751
                                                                                                      ---------------------

Rental - Auto & Equipment (0.13%)
Avis Budget Group Inc (b)                                         41,700                                             1,070
                                                                                                      ---------------------

Retail - Automobile (0.15%)
AutoNation Inc (a)(b)                                             59,500                                             1,159
                                                                                                      ---------------------

Retail - Building Products (0.29%)
Home Depot Inc                                                    61,700                                             2,293
                                                                                                      ---------------------

Retail - Consumer Electronics (0.32%)
RadioShack Corp (a)                                              102,900                                             2,586
                                                                                                      ---------------------

Retail - Discount (0.44%)
Wal-Mart Stores Inc                                               77,100                                             3,543
                                                                                                      ---------------------

Retail - Drug Store (0.19%)
CVS Caremark Corp                                                 43,131                                             1,518
                                                                                                      ---------------------


Retail - Regional Department Store (0.02%)
Kohl's Corp (b)                                                    2,400                                               146
                                                                                                      ---------------------

Retail - Restaurants (1.28%)
McDonald's Corp                                                  187,800                                             8,990
Yum! Brands Inc                                                   37,200                                             1,192
                                                                                                      ---------------------
                                                                                                                    10,182
                                                                                                      ---------------------
Savings & Loans - Thrifts (0.95%)
Washington Mutual Inc                                            202,000                                             7,581
                                                                                                      ---------------------

Schools (0.49%)
ITT Educational Services Inc (b)                                  37,200                                             3,931
                                                                                                      ---------------------

Semiconductor Equipment (0.33%)
Novellus Systems Inc (a)(b)                                       93,300                                             2,661
                                                                                                      ---------------------

Steel - Producers (0.89%)
Nucor Corp                                                        98,000                                             4,920
United States Steel Corp                                          22,200                                             2,182
                                                                                                      ---------------------
                                                                                                                     7,102
                                                                                                      ---------------------
Telecommunication Services (0.02%)
Embarq Corp                                                        2,200                                               136
                                                                                                      ---------------------

Telephone - Integrated (4.56%)
AT&T Inc (c)                                                     192,327                                             7,532
CenturyTel Inc                                                    31,000                                             1,422
Sprint Nextel Corp                                               529,100                                            10,862
Telephone & Data Systems Inc - Special Shares (a)                  3,100                                               188
Telephone & Data Systems Inc (a)                                  29,300                                             1,946
Verizon Communications Inc                                       339,700                                            14,478
                                                                                                      ---------------------
                                                                                                                    36,428
                                                                                                      ---------------------
Television (1.14%)
CBS Corp                                                         286,907                                             9,101
                                                                                                      ---------------------

Therapeutics (0.97%)
Gilead Sciences Inc (b)                                          208,200                                             7,751
                                                                                                      ---------------------

Tobacco (2.19%)
Altria Group Inc                                                 179,200                                            11,911
UST Inc (a)                                                      103,900                                             5,564
                                                                                                      ---------------------
                                                                                                                    17,475
                                                                                                      ---------------------
Toys (0.03%)
Hasbro Inc                                                         9,000                                               252
                                                                                                      ---------------------

Transport - Marine (0.46%)
Overseas Shipholding Group                                        11,000                                               854
Tidewater Inc (a)                                                 40,900                                             2,798
                                                                                                      ---------------------
                                                                                                                     3,652
                                                                                                      ---------------------
Transport - Rail (0.85%)
CSX Corp (a)                                                      38,600                                             1,830
Union Pacific Corp                                                41,400                                             4,932
                                                                                                      ---------------------
                                                                                                                     6,762
                                                                                                      ---------------------
Transport - Truck (0.03%)
YRC Worldwide Inc (a)(b)                                           7,200                                               231
                                                                                                      ---------------------


Vitamins & Nutrition Products (0.03%)
NBTY Inc (b)                                                       4,600                                               200
                                                                                                      ---------------------

Web Portals (0.25%)
Google Inc (b)                                                     3,960                                             2,020
                                                                                                      ---------------------
TOTAL COMMON STOCKS                                                                                $               777,852
                                                                                                      ---------------------
                                                                Principal
                                                                Amount                                   Value (000's)
                                                                (000's)
MONEY MARKET FUNDS (8.39%)
Money Center Banks (8.39%)
BNY Institutional Cash Reserve Fund (d)                           67,004                                            67,004
                                                                                                      ---------------------
TOTAL MONEY MARKET FUNDS                                                                           $                67,004
                                                                                                      ---------------------
Total Investments                                                                                  $               844,856
Liabilities in Excess of Other Assets, Net - (5.76)%                                                              (45,991)
                                                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                                                         $               798,865
                                                                                                      =====================
                                                                                                      ---------------------

                                                                                                      =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $982 or 0.12% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                            $                54,275
Unrealized Depreciation                                                                                           (37,127)
                                                                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                                                                          17,148
Cost for federal income tax purposes                                                                               827,708
All dollar amounts are shown in thousands (000's)



                                                                                   Futures Contracts
                                                                                             Current          Unrealized
                                                               Number of      Original        Market        Appreciation/
Type                                                           Contracts        Value         Value         (Depreciation)
-------------------------------------------------------------- --------- ------------------ ------------ ---------------------
Buy:
S&P 500 eMini; September 2007                                    107            $8,227          $7,821                 (406)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------- ------------------------------------------------ ---------------------
Sector                                                                                                                Percent
------------------------------------------------------- ------------------------------------------------ ---------------------
Financial                                                                                                              27.18%
Consumer, Non-cyclical                                                                                                 21.23%
Communications                                                                                                         14.72%
Technology                                                                                                             12.15%
Industrial                                                                                                             10.78%
Energy                                                                                                                 10.03%
Consumer, Cyclical                                                                                                      4.12%
Utilities                                                                                                               3.09%
Basic Materials                                                                                                         2.46%
Liabilities in Excess of Other Assets, Net                                                                           (-5.76%)
                                                                                                         ---------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                         =====================

Other Assets Summary (unaudited)
------------------------------------------------------- ------------------------------------------------ ---------------------
Asset Type                                                                                                            Percent
------------------------------------------------------- ------------------------------------------------ ---------------------
Futures                                                                                                                 0.98%










Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Growth Fund I

                                                                   Shares                                     Value (000's)
                                                                     Held
COMMON STOCKS (99.28%)
Advertising Sales (1.65%)
Lamar Advertising Co (a)                                             456,700                            $                27,187
                                                                                                           ---------------------

Aerospace & Defense (1.27%)
General Dynamics Corp                                                266,000                                             20,897
                                                                                                           ---------------------

Agricultural Chemicals (0.88%)
Monsanto Co                                                          225,800                                             14,553
                                                                                                           ---------------------

Airlines (1.73%)
Southwest Airlines Co (a)                                          1,817,900                                             28,468
                                                                                                           ---------------------

Apparel Manufacturers (1.00%)
Coach Inc (a)(b)                                                     360,200                                             16,375
                                                                                                           ---------------------

Applications Software (4.55%)
Microsoft Corp                                                     2,148,900                                             62,297
Red Hat Inc (a)(b)                                                   605,500                                             12,606
                                                                                                           ---------------------
                                                                                                                         74,903
                                                                                                           ---------------------
Audio & Video Products (1.48%)
Harman International Industries Inc                                  209,800                                             24,337
                                                                                                           ---------------------

Casino Hotels (0.84%)
MGM Mirage (a)(b)                                                    188,900                                             13,810
                                                                                                           ---------------------

Casino Services (1.26%)
International Game Technology                                        585,000                                             20,662
                                                                                                           ---------------------

Cellular Telecommunications (1.16%)
MetroPCS Communications Inc (b)                                      521,670                                             19,104
                                                                                                           ---------------------

Computer Aided Design (1.21%)
Autodesk Inc (b)                                                     469,000                                             19,872
                                                                                                           ---------------------

Computers (1.60%)
Apple Inc (b)                                                        200,200                                             26,378
                                                                                                           ---------------------

Consulting Services (1.83%)
Accenture Ltd (a)                                                    715,900                                             30,161
                                                                                                           ---------------------

Data Processing & Management (1.35%)
Automatic Data Processing Inc                                        477,900                                             22,184
                                                                                                           ---------------------

Diversified Manufacturing Operations (6.77%)
Danaher Corp (a)                                                     577,700                                             43,143
General Electric Co                                                1,761,600                                             68,279
                                                                                                           ---------------------
                                                                                                                        111,422
                                                                                                           ---------------------
E-Commerce - Products (2.91%)
Amazon.Com Inc (a)(b)                                                609,100                                             47,839
                                                                                                           ---------------------

E-Commerce - Services (1.41%)
eBay Inc (a)(b)                                                      715,300                                             23,176
                                                                                                           ---------------------

Electronic Components - Semiconductors (5.01%)
Broadcom Corp (a)(b)                                                 770,500                                             25,280
Intel Corp                                                         1,072,700                                             25,337
Xilinx Inc                                                         1,268,200                                             31,705
                                                                                                           ---------------------
                                                                                                                         82,322
                                                                                                           ---------------------
Electronic Forms (1.24%)
Adobe Systems Inc (a)(b)                                             505,000                                             20,346
                                                                                                           ---------------------

Engineering - Research & Development Services (1.15%)
Foster Wheeler Ltd (a)(b)                                             90,800                                             10,205
McDermott International, Inc. (b)                                    105,200                                              8,725
                                                                                                           ---------------------
                                                                                                                         18,930
                                                                                                           ---------------------
Entertainment Software (1.19%)
Electronic Arts Inc (a)(b)                                           401,000                                             19,505
                                                                                                           ---------------------

Fiduciary Banks (3.46%)
State Street Corp (a)                                                848,600                                             56,882
                                                                                                           ---------------------

Finance - Investment Banker & Broker (3.15%)
E*Trade Financial Corp (b)                                           743,000                                             13,761
Interactive Brokers Group Inc (a)(b)                                 319,400                                              7,755
Morgan Stanley                                                       473,200                                             30,223
                                                                                                           ---------------------
                                                                                                                         51,739
                                                                                                           ---------------------
Hotels & Motels (1.14%)
Marriott International Inc/DE                                        452,600                                             18,805
                                                                                                           ---------------------

Human Resources (0.79%)
Monster Worldwide Inc (b)                                            334,300                                             13,001
                                                                                                           ---------------------

Investment Management & Advisory Services (1.85%)
Franklin Resources Inc                                               238,600                                             30,390
                                                                                                           ---------------------

Medical - Biomedical/Gene (3.09%)
Celgene Corp (a)(b)                                                  391,400                                             23,703
Genentech Inc (b)                                                    364,300                                             27,097
                                                                                                           ---------------------
                                                                                                                         50,800
                                                                                                           ---------------------
Medical - Drugs (2.59%)
Allergan Inc/United States                                           223,100                                             12,969
Cephalon Inc (a)(b)                                                  126,900                                              9,535
Schering-Plough Corp                                                 644,100                                             18,382
Wyeth                                                                 34,700                                              1,684
                                                                                                           ---------------------
                                                                                                                         42,570
                                                                                                           ---------------------
Medical - HMO (1.84%)
WellPoint Inc (b)                                                    402,500                                             30,236
                                                                                                           ---------------------

Medical Instruments (2.91%)
Medtronic Inc                                                        631,200                                             31,983
St Jude Medical Inc (b)                                              369,000                                             15,919
                                                                                                           ---------------------
                                                                                                                         47,902
                                                                                                           ---------------------
Networking Products (4.24%)
Cisco Systems Inc (b)                                                733,900                                             21,217
Juniper Networks Inc (a)(b)                                        1,619,920                                             48,533
                                                                                                           ---------------------
                                                                                                                         69,750
                                                                                                           ---------------------

Oil - Field Services (1.96%)
Schlumberger Ltd                                                     341,200                                             32,318
                                                                                                           ---------------------

Retail - Bedding (1.03%)
Bed Bath & Beyond Inc (a)(b)                                         487,200                                             16,877
                                                                                                           ---------------------

Retail - Building Products (0.86%)
Lowe's Cos Inc                                                       504,700                                             14,137
                                                                                                           ---------------------

Retail - Discount (1.87%)
Target Corp                                                          508,100                                             30,776
                                                                                                           ---------------------

Retail - Drug Store (3.43%)
CVS Caremark Corp                                                    952,772                                             33,528
Walgreen Co                                                          519,700                                             22,960
                                                                                                           ---------------------
                                                                                                                         56,488
                                                                                                           ---------------------
Retail - Regional Department Store (1.79%)
Kohl's Corp (b)                                                      484,000                                             29,427
                                                                                                           ---------------------

Semiconductor Component - Integrated Circuits (4.07%)
Analog Devices Inc                                                   835,300                                             29,611
Marvell Technology Group Ltd (a)(b)                                2,070,100                                             37,262
                                                                                                           ---------------------
                                                                                                                         66,873
                                                                                                           ---------------------
Semiconductor Equipment (2.65%)
Applied Materials Inc                                              1,122,100                                             24,731
ASML Holding NV (a)(b)                                               635,500                                             18,785
                                                                                                           ---------------------
                                                                                                                         43,516
                                                                                                           ---------------------
Telecommunication Equipment - Fiber Optics (0.94%)
Corning Inc                                                          646,100                                             15,403
                                                                                                           ---------------------

Therapeutics (2.53%)
Gilead Sciences Inc (b)                                            1,116,000                                             41,549
                                                                                                           ---------------------

Transport - Services (1.34%)
Expeditors International Washington Inc                              492,000                                             21,983
                                                                                                           ---------------------

Web Portals (3.75%)
Google Inc (a)(b)                                                     94,400                                             48,144
Yahoo! Inc (a)(b)                                                    578,600                                             13,452
                                                                                                           ---------------------
                                                                                                                         61,596
                                                                                                           ---------------------
Wireless Equipment (6.51%)
American Tower Corp (a)(b)                                         1,663,300                                             69,293
Crown Castle International Corp (a)(b)                               511,300                                             18,535
Qualcomm Inc                                                         462,500                                             19,263
                                                                                                           ---------------------
                                                                                                                        107,091
                                                                                                           ---------------------
TOTAL COMMON STOCKS                                                                                     $             1,632,540
                                                                                                           ---------------------
                                                                   Principal
                                                                   Amount                                     Value (000's)
                                                                    (000's)
MONEY MARKET FUNDS (12.76%)
Money Center Banks (12.76%)
BNY Institutional Cash Reserve Fund (c)                              209,820                                            209,820
                                                                                                           ---------------------
TOTAL MONEY MARKET FUNDS                                                                                $               209,820
                                                                                                           ---------------------
Total Investments                                                                                       $             1,842,360
Liabilities in Excess of Other Assets, Net - (12.04)%                                                                 (197,926)
                                                                                                           ---------------------
TOTAL NET ASSETS - 100.00%                                                                              $             1,644,434
                                                                                                           =====================
                                                                                                           ---------------------

                                                                                                           =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                               $               218,074
Unrealized Depreciation                                                                                              (44,586)
                                                                                                         ---------------------
Net Unrealized Appreciation (Depreciation)                                                                            173,488
Cost for federal income tax purposes                                                                                1,668,872
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------------------------  ---------------------
Sector                                                                                                         Percent
------------------------------------------------------------------------------------------------  ---------------------
Technology                                                                                                      22.86%
Communications                                                                                                  22.57%
Financial                                                                                                       21.21%
Consumer, Cyclical                                                                                              16.43%
Consumer, Non-cyclical                                                                                          15.58%
Industrial                                                                                                      10.53%
Energy                                                                                                           1.97%
Basic Materials                                                                                                  0.89%
Liabilities in Excess of Other Assets, Net                                                                   (-12.04%)
                                                                                                  ---------------------
TOTAL NET ASSETS                                                                                               100.00%
                                                                                                  =====================




Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Growth Fund II

                                                                    Shares Held                               Value (000's)
COMMON STOCKS (98.23%)
Advertising Sales (0.51%)
Lamar Advertising Co (a)                                                            62,500               $               3,721
                                                                                                            -------------------

Aerospace & Defense (2.88%)
Boeing Co                                                                          204,100                              21,110
                                                                                                            -------------------

Aerospace & Defense Equipment (1.86%)
United Technologies Corp                                                           187,000                              13,645
                                                                                                            -------------------

Agricultural Chemicals (0.60%)
Monsanto Co                                                                         68,252                               4,399
                                                                                                            -------------------

Applications Software (0.66%)
Microsoft Corp                                                                     165,722                               4,804
                                                                                                            -------------------

Auto/Truck Parts & Equipment - Original (1.40%)
BorgWarner Inc                                                                     118,200                              10,218
                                                                                                            -------------------

Beverages - Non-Alcoholic (2.37%)
PepsiCo Inc                                                                        263,900                              17,317
                                                                                                            -------------------

Brewery (0.92%)
Anheuser-Busch Cos Inc                                                             138,500                               6,755
                                                                                                            -------------------

Cellular Telecommunications (0.55%)
MetroPCS Communications Inc (b)                                                    110,603                               4,050
                                                                                                            -------------------

Computers (7.42%)
Apple Inc (b)                                                                      181,800                              23,954
Dell Inc (b)                                                                       301,500                               8,433
Hewlett-Packard Co                                                                 314,400                              14,472
Research In Motion Ltd (b)                                                          34,800                               7,447
                                                                                                            -------------------
                                                                                                                        54,306
                                                                                                            -------------------
Cosmetics & Toiletries (2.27%)
Bare Escentuals Inc (a)(b)                                                          60,171                               1,697
Procter & Gamble Co                                                                241,200                              14,921
                                                                                                            -------------------
                                                                                                                        16,618
                                                                                                            -------------------
Dental Supplies & Equipment (1.43%)
Dentsply International Inc (a)                                                     147,900                               5,397
Patterson Cos Inc (a)(b)                                                           142,000                               5,094
                                                                                                            -------------------
                                                                                                                        10,491
                                                                                                            -------------------
Diagnostic Kits (0.27%)
Idexx Laboratories Inc (a)(b)                                                       19,400                               1,945
                                                                                                            -------------------

Diversified Manufacturing Operations (6.20%)
Cooper Industries Ltd                                                              266,100                              14,082
Eaton Corp                                                                         134,500                              13,071
General Electric Co                                                                255,700                               9,911

Diversified Manufacturing Operations
Roper Industries Inc                                                               138,057                               8,280
                                                                                                            -------------------
                                                                                                                        45,344
                                                                                                            -------------------
E-Commerce - Products (0.65%)
Amazon.Com Inc (a)(b)                                                               60,900                               4,783
                                                                                                            -------------------

E-Commerce - Services (2.44%)
eBay Inc (b)                                                                       439,400                              14,237
priceline.com Inc (a)(b)                                                            56,400                               3,598
                                                                                                            -------------------
                                                                                                                        17,835
                                                                                                            -------------------
Electric Products - Miscellaneous (2.73%)
Emerson Electric Co                                                                424,000                              19,958
                                                                                                            -------------------

Electronic Components - Semiconductors (4.47%)
Broadcom Corp (b)                                                                  344,400                              11,300
Intersil Corp                                                                      227,100                               6,642
ON Semiconductor Corp (a)(b)                                                       829,700                               9,807
STMicroelectronics NV (a)                                                          289,500                               4,968
                                                                                                            -------------------
                                                                                                                        32,717
                                                                                                            -------------------
Enterprise Software & Services (1.21%)
Oracle Corp (b)                                                                    463,400                               8,860
                                                                                                            -------------------

Entertainment Software (0.73%)
THQ Inc (a)(b)                                                                     186,600                               5,367
                                                                                                            -------------------

Fiduciary Banks (1.00%)
Northern Trust Corp                                                                117,100                               7,314
                                                                                                            -------------------

Finance - Investment Banker & Broker (4.22%)
Charles Schwab Corp/The                                                            364,500                               7,338
Goldman Sachs Group Inc/The                                                         66,800                              12,581
JPMorgan Chase & Co                                                                248,900                              10,954
                                                                                                            -------------------
                                                                                                                        30,873
                                                                                                            -------------------
Food - Miscellaneous/Diversified (2.35%)
Campbell Soup Co                                                                   255,500                               9,410
ConAgra Foods Inc                                                                  306,300                               7,765
                                                                                                            -------------------
                                                                                                                        17,175
                                                                                                            -------------------
Home Decoration Products (0.13%)
Newell Rubbermaid Inc                                                               35,100                                 928
                                                                                                            -------------------

Instruments - Scientific (1.79%)
Thermo Fisher Scientific Inc (b)                                                   251,300                              13,120
                                                                                                            -------------------

Medical - Drugs (6.26%)
Allergan Inc/United States (a)                                                     111,500                               6,482
Cephalon Inc (a)(b)                                                                 74,000                               5,560
Roche Holding AG ADR                                                               148,200                              13,160
Schering-Plough Corp                                                               722,228                              20,612
                                                                                                            -------------------
                                                                                                                        45,814
                                                                                                            -------------------
Medical Instruments (2.61%)
Intuitive Surgical Inc (a)(b)                                                       48,000                              10,205
Medtronic Inc                                                                      175,500                               8,893
                                                                                                            -------------------
                                                                                                                        19,098
                                                                                                            -------------------
Medical Laboratory & Testing Service (0.87%)
Laboratory Corp of America Holdings (a)(b)                                          86,200                               6,366
                                                                                                            -------------------


Medical Products (3.01%)
Baxter International Inc                                                           157,277                               8,273
Becton Dickinson & Co                                                              103,506                               7,904
Mentor Corp (a)                                                                     90,400                               3,557
TomoTherapy Inc (a)(b)                                                              85,643                               2,321
                                                                                                            -------------------
                                                                                                                        22,055
                                                                                                            -------------------
Multimedia (0.99%)
Viacom Inc (a)(b)                                                                  190,100                               7,281
                                                                                                            -------------------

Networking Products (4.67%)
Cisco Systems Inc (b)(c)                                                           833,300                              24,091
Juniper Networks Inc (a)(b)                                                        335,800                              10,060
                                                                                                            -------------------
                                                                                                                        34,151
                                                                                                            -------------------
Non-Hazardous Waste Disposal (0.71%)
Waste Management Inc                                                               136,200                               5,180
                                                                                                            -------------------

Oil - Field Services (1.60%)
Schlumberger Ltd (a)                                                               124,000                              11,745
                                                                                                            -------------------

Oil & Gas Drilling (0.58%)
Grey Wolf Inc (a)(b)                                                               576,000                               4,268
                                                                                                            -------------------

Oil Company - Exploration & Production (3.57%)
Apache Corp                                                                        123,300                               9,956
Devon Energy Corp                                                                   61,300                               4,574
XTO Energy Inc                                                                     212,200                              11,571
                                                                                                            -------------------
                                                                                                                        26,101
                                                                                                            -------------------
Oil Company - Integrated (1.27%)
Exxon Mobil Corp                                                                   109,200                               9,296
                                                                                                            -------------------

Oil Field Machinery & Equipment (0.88%)
Cameron International Corp (a)(b)                                                   82,100                               6,404
                                                                                                            -------------------

Publicly Traded Investment Fund (0.22%)
iShares Russell 1000 Growth Index Fund (a)                                          27,100                               1,578
                                                                                                            -------------------

Regional Banks (1.61%)
Wells Fargo & Co                                                                   348,800                              11,779
                                                                                                            -------------------

Retail - Building Products (2.39%)
Home Depot Inc                                                                     393,000                              14,608
Lowe's Cos Inc                                                                     103,500                               2,899
                                                                                                            -------------------
                                                                                                                        17,507
                                                                                                            -------------------
Retail - Computer Equipment (1.59%)
GameStop Corp (b)                                                                  287,887                              11,616
                                                                                                            -------------------

Retail - Discount (4.97%)
Target Corp                                                                        149,700                               9,068
TJX Cos Inc                                                                        236,800                               6,571
Wal-Mart Stores Inc                                                                451,300                              20,737
                                                                                                            -------------------
                                                                                                                        36,376
                                                                                                            -------------------
Semiconductor Equipment (1.38%)
Teradyne Inc (a)(b)                                                                643,600                              10,098
                                                                                                            -------------------


Steel - Specialty (0.92%)
Allegheny Technologies Inc (a)                                                      64,500                               6,768
                                                                                                            -------------------

Steel Pipe & Tube (0.57%)
Valmont Industries Inc (a)                                                          55,615                               4,204
                                                                                                            -------------------

Telecommunication Equipment (0.54%)
ADC Telecommunications Inc (a)(b)                                                  212,800                               3,977
                                                                                                            -------------------

Textile - Home Furnishings (0.61%)
Mohawk Industries Inc (a)(b)                                                        49,400                               4,447
                                                                                                            -------------------

Veterinary Diagnostics (0.27%)
VCA Antech Inc (b)                                                                  49,800                               1,959
                                                                                                            -------------------

Web Portals (2.03%)
Google Inc (b)                                                                      29,200                              14,892
                                                                                                            -------------------

Wireless Equipment (3.05%)
American Tower Corp (b)                                                            375,200                              15,631
Qualcomm Inc                                                                       161,100                               6,710
                                                                                                            -------------------
                                                                                                                        22,341
                                                                                                            -------------------
TOTAL COMMON STOCKS                                                                                      $             718,954
                                                                                                            -------------------
                                                                     Principal
                                                                   Amount (000's)                             Value (000's)
SHORT TERM INVESTMENTS (1.41%)
Commercial Paper (1.41%)
Alpine Securitization
5.36%, 8/ 1/2007                                                                       450                                 450
Aquinas Funding LLC
5.35%, 8/ 1/2007                                                                       450                                 450
Barton Capital Corp
5.34%, 8/ 1/2007                                                                       450                                 450
Carrera Capital Finance LLC
5.38%, 8/ 1/2007                                                                       450                                 450
CRC Funding LLC
5.36%, 8/ 1/2007                                                                       450                                 450
Federal Farm Credit Discount Notes
5.09%, 8/ 1/2007                                                                       812                                 812
Federal Home Loan Bank
5.09%, 8/ 1/2007                                                                     4,978                               4,978
Fountain Square
5.34%, 8/ 1/2007                                                                       450                                 450
International Lease Finance Corp
5.35%, 8/ 1/2007                                                                       450                                 450
Natixis
5.38%, 8/ 1/2007                                                                       450                                 450
Sysco Corp
5.34%, 8/ 1/2007                                                                       450                                 450
Teachers Insurance & Annuity Association
5.35%, 8/ 1/2007                                                                       450                                 450
                                                                                                            -------------------
                                                                                                                        10,290
                                                                                                            -------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $              10,290
                                                                                                            -------------------

MONEY MARKET FUNDS (10.13%)
Money Center Banks (10.13%)
BNY Institutional Cash Reserve Fund (d)                                             74,141                              74,141
                                                                                                            -------------------
TOTAL MONEY MARKET FUNDS                                                                                 $              74,141
                                                                                                            -------------------
Total Investments                                                                                        $             803,385
Liabilities in Excess of Other Assets, Net - (9.77)%                                                                  (71,473)
                                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                                               $             731,912
                                                                                                            ===================
                                                                                                            -------------------

                                                                                                            ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $14,455 or 1.97% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                  $              74,999
Unrealized Depreciation                                                                                               (14,798)
                                                                                                            -------------------
Net Unrealized Appreciation (Depreciation)                                                                              60,201
Cost for federal income tax purposes                                                                                   743,184
All dollar amounts are shown in thousands (000's)



                                                                                Futures Contracts
                                                                                                      Current          Unrealized
                                                                  Number of        Original            Market        Appreciation/
Type                                                              Contracts          Value             Value         (Depreciation)
----------------------------------------------------------------- --------- -------------------------------------- -----------------
Buy:
S&P 500 eMini; September 2007                                       145              $11,114            $10,599               (515)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------ --------------------------------------------------------- -------------------
Sector                                                                                                                      Percent
------------------------------------------------------ --------------------------------------------------------- -------------------
Consumer, Non-cyclical                                                                                                       22.69%
Financial                                                                                                                    17.51%
Industrial                                                                                                                   16.74%
Technology                                                                                                                   15.87%
Communications                                                                                                               15.44%
Consumer, Cyclical                                                                                                           11.08%
Energy                                                                                                                        7.90%
Basic Materials                                                                                                               1.53%
Government                                                                                                                    0.79%
Exchange Traded Funds                                                                                                         0.22%
Liabilities in Excess of Other Assets, Net                                                                                 (-9.77%)
                                                                                                                 -------------------
TOTAL NET ASSETS                                                                                                            100.00%
                                                                                                                 ===================

Other Assets Summary (unaudited)
------------------------------------------------------ --------------------------------------------------------- -------------------
Asset Type                                                                                                                  Percent
------------------------------------------------------ --------------------------------------------------------- -------------------
Currency Contracts                                                                                                             1.05%
Futures                                                                                                                        1.45%



                                                          Foreign Currency Contracts

                         Foreign Currency      Delivery   Contracts  In        Value      Net Unrealized Appreciation
                          Sale Contracts         Date     to         Exchange
                                                           Deliver     For
--------------------------------------------- ----------- ---------- --------- ------- ---------------------------------

--------------------------------------------- ----------- ---------- --------- ------- ---------------------------------
Swiss Franc                                   08/31/2007  9,211,883    $7,626  $7,686                              $(60)

All dollar amounts are shown in thousands (000's)



Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Value Fund

                                                                    Shares                                   Value (000's)
                                                                      Held
COMMON STOCKS (95.80%)
Advertising Agencies (0.32%)
Interpublic Group of Cos Inc (a)(b)                                  812,200                           $                 8,520
                                                                                                          ---------------------

Aerospace & Defense (1.50%)
Boeing Co                                                            160,200                                            16,570
Lockheed Martin Corp                                                  40,000                                             3,939
Northrop Grumman Corp                                                256,100                                            19,489
                                                                                                          ---------------------
                                                                                                                        39,998
                                                                                                          ---------------------
Apparel Manufacturers (0.58%)
Jones Apparel Group Inc                                              261,050                                             6,516
VF Corp                                                              104,700                                             8,982
                                                                                                          ---------------------
                                                                                                                        15,498
                                                                                                          ---------------------
Applications Software (0.52%)
Microsoft Corp                                                       474,600                                            13,759
                                                                                                          ---------------------

Auto - Car & Light Trucks (0.26%)
General Motors Corp (a)                                              210,900                                             6,833
                                                                                                          ---------------------

Auto/Truck Parts & Equipment - Original (1.46%)
Autoliv Inc                                                          227,200                                            12,707
BorgWarner Inc                                                       146,100                                            12,630
Magna International Inc                                              153,500                                            13,464
                                                                                                          ---------------------
                                                                                                                        38,801
                                                                                                          ---------------------
Beverages - Non-Alcoholic (0.56%)
Coca-Cola Enterprises Inc (a)                                        361,200                                             8,185
PepsiCo Inc                                                          103,900                                             6,818
                                                                                                          ---------------------
                                                                                                                        15,003
                                                                                                          ---------------------
Brewery (0.62%)
Molson Coors Brewing Co (a)                                          184,700                                            16,427
                                                                                                          ---------------------

Building - Residential & Commercial (0.71%)
Centex Corp                                                          144,600                                             5,395
KB Home                                                              253,400                                             8,061
Pulte Homes Inc (a)                                                  284,400                                             5,500
                                                                                                          ---------------------
                                                                                                                        18,956
                                                                                                          ---------------------
Cellular Telecommunications (0.55%)
Vodafone Group PLC ADR (a)                                           480,200                                            14,574
                                                                                                          ---------------------

Chemicals - Diversified (1.64%)
Dow Chemical Co/The                                                  410,700                                            17,857
EI Du Pont de Nemours & Co                                           552,600                                            25,823
                                                                                                          ---------------------
                                                                                                                        43,680
                                                                                                          ---------------------
Chemicals - Specialty (0.79%)
Ashland Inc                                                          181,000                                            11,052
Lubrizol Corp                                                        157,000                                             9,838
                                                                                                          ---------------------
                                                                                                                        20,890
                                                                                                          ---------------------
Commercial Banks (0.70%)
BB&T Corp                                                            139,700                                             5,228

Commercial Banks
Deutsche Bank AG (a)                                                  97,600                                            13,301
                                                                                                          ---------------------
                                                                                                                        18,529
                                                                                                          ---------------------
Computer Services (0.17%)
Electronic Data Systems Corp                                         166,600                                             4,497
                                                                                                          ---------------------

Computers (0.81%)
International Business Machines Corp                                 196,000                                            21,687
                                                                                                          ---------------------

Computers - Peripheral Equipment (0.33%)
Lexmark International Inc (b)                                        223,200                                             8,825
                                                                                                          ---------------------

Consumer Products - Miscellaneous (0.34%)
Kimberly-Clark Corp                                                  134,600                                             9,055
                                                                                                          ---------------------

Containers - Metal & Glass (1.00%)
Crown Holdings Inc (b)                                               464,000                                            11,396
Owens-Illinois Inc (b)                                               381,300                                            15,244
                                                                                                          ---------------------
                                                                                                                        26,640
                                                                                                          ---------------------
Containers - Paper & Plastic (0.36%)
Sonoco Products Co                                                   261,400                                             9,586
                                                                                                          ---------------------

Cosmetics & Toiletries (2.14%)
Colgate-Palmolive Co                                                 156,300                                            10,316
Procter & Gamble Co                                                  752,700                                            46,562
                                                                                                          ---------------------
                                                                                                                        56,878
                                                                                                          ---------------------
Distribution & Wholesale (0.19%)
Tech Data Corp (a)(b)                                                136,700                                             5,122
                                                                                                          ---------------------

Diversified Manufacturing Operations (5.76%)
Eaton Corp                                                           215,550                                            20,947
General Electric Co                                                 2,936,000                                          113,799
Ingersoll-Rand Co Ltd                                                  3,200                                               161
SPX Corp                                                             142,700                                            13,395
Tyco International Ltd                                               106,250                                             5,025
                                                                                                          ---------------------
                                                                                                                       153,327
                                                                                                          ---------------------
Electric - Integrated (2.23%)
Allegheny Energy Inc (b)                                             281,700                                            14,713
Constellation Energy Group Inc                                       192,800                                            16,157
Entergy Corp                                                         187,800                                            18,772
Pinnacle West Capital Corp                                           248,100                                             9,299
Wisconsin Energy Corp                                                  6,400                                               275
                                                                                                          ---------------------
                                                                                                                        59,216
                                                                                                          ---------------------
Electronic Components - Miscellaneous (0.92%)
Flextronics International Ltd (a)(b)                                1,098,500                                           12,270
Sanmina-SCI Corp (b)                                                1,195,500                                            3,288
Solectron Corp (a)(b)                                               1,360,200                                            5,114
Tyco Electronics Ltd (b)                                             106,250                                             3,806
                                                                                                          ---------------------
                                                                                                                        24,478
                                                                                                          ---------------------
Electronic Parts Distribution (0.22%)
Arrow Electronics Inc (a)(b)                                         150,400                                             5,748
                                                                                                          ---------------------

Finance - Credit Card (0.08%)
Discover Financial Services (b)                                       92,450                                             2,131
                                                                                                          ---------------------


Finance - Investment Banker & Broker (8.02%)
Citigroup Inc                                                       2,090,800                                           97,368
Goldman Sachs Group Inc/The                                           32,200                                             6,064
JPMorgan Chase & Co                                                 1,556,300                                           68,493
Merrill Lynch & Co Inc                                               401,100                                            29,762
Morgan Stanley                                                       184,900                                            11,810
                                                                                                          ---------------------
                                                                                                                       213,497
                                                                                                          ---------------------
Finance - Mortgage Loan/Banker (2.79%)
Countrywide Financial Corp                                           609,800                                            17,178
Fannie Mae                                                           562,350                                            33,651
Freddie Mac                                                          409,200                                            23,435
                                                                                                          ---------------------
                                                                                                                        74,264
                                                                                                          ---------------------
Financial Guarantee Insurance (1.20%)
AMBAC Financial Group Inc                                            147,000                                             9,871
MBIA Inc (a)                                                         230,400                                            12,926
MGIC Investment Corp                                                 236,300                                             9,135
                                                                                                          ---------------------
                                                                                                                        31,932
                                                                                                          ---------------------
Food - Miscellaneous/Diversified (2.37%)
ConAgra Foods Inc                                                    545,100                                            13,818
Kellogg Co                                                           261,700                                            13,559
Kraft Foods Inc                                                      645,343                                            21,135
Sara Lee Corp                                                        917,600                                            14,544
                                                                                                          ---------------------
                                                                                                                        63,056
                                                                                                          ---------------------
Food - Retail (1.24%)
Kroger Co/The                                                        582,100                                            15,111
Safeway Inc (a)                                                      559,000                                            17,816
                                                                                                          ---------------------
                                                                                                                        32,927
                                                                                                          ---------------------
Health Care Cost Containment (0.57%)
McKesson Corp                                                        261,800                                            15,122
                                                                                                          ---------------------

Insurance Brokers (0.16%)
AON Corp                                                             103,500                                             4,144
                                                                                                          ---------------------

Investment Management & Advisory Services (0.18%)
Waddell & Reed Financial Inc (a)                                     193,600                                             4,881
                                                                                                          ---------------------

Life & Health Insurance (0.39%)
Torchmark Corp                                                         3,200                                               197
Unum Group                                                           415,200                                            10,089
                                                                                                          ---------------------
                                                                                                                        10,286
                                                                                                          ---------------------
Medical - Drugs (5.14%)
Eli Lilly & Co                                                       335,300                                            18,136
Merck & Co Inc                                                       551,700                                            27,392
Pfizer Inc                                                          3,245,000                                           76,290
Schering-Plough Corp                                                 524,000                                            14,955
                                                                                                          ---------------------
                                                                                                                       136,773
                                                                                                          ---------------------
Medical - Hospitals (0.06%)
Tenet Healthcare Corp (a)(b)                                         330,200                                             1,710
                                                                                                          ---------------------

Medical - Wholesale Drug Distribution (0.34%)
AmerisourceBergen Corp                                               192,900                                             9,088
                                                                                                          ---------------------

Medical Products (1.14%)
Covidien Ltd (b)                                                     106,250                                             4,351
Johnson & Johnson                                                    430,000                                            26,015
                                                                                                          ---------------------
                                                                                                                        30,366
                                                                                                          ---------------------

Multi-Line Insurance (6.14%)
ACE Ltd                                                              333,500                                            19,250
Allstate Corp/The                                                    127,700                                             6,787
American International Group Inc                                     907,000                                            58,211
Genworth Financial Inc                                               541,200                                            16,518
Hartford Financial Services Group Inc                                194,100                                            17,832
MetLife Inc                                                          374,550                                            22,555
Old Republic International Corp                                      636,100                                            11,666
XL Capital Ltd (a)                                                   136,800                                            10,651
                                                                                                          ---------------------
                                                                                                                       163,470
                                                                                                          ---------------------
Multimedia (1.73%)
Time Warner Inc (a)                                                 1,719,500                                           33,118
Viacom Inc (b)                                                       338,700                                            12,972
                                                                                                          ---------------------
                                                                                                                        46,090
                                                                                                          ---------------------
Networking Products (0.31%)
Cisco Systems Inc (b)                                                282,400                                             8,164
                                                                                                          ---------------------

Office Automation & Equipment (0.58%)
Pitney Bowes Inc                                                     332,700                                            15,338
                                                                                                          ---------------------

Oil Company - Exploration & Production (0.19%)
Occidental Petroleum Corp                                             89,800                                             5,093
                                                                                                          ---------------------

Oil Company - Integrated (12.38%)
BP PLC ADR (a)                                                       207,300                                            14,387
Chevron Corp                                                         982,900                                            83,802
ConocoPhillips                                                       424,800                                            34,341
Exxon Mobil Corp                                                    1,797,200                                          152,996
Marathon Oil Corp                                                    577,800                                            31,894
Royal Dutch Shell PLC ADR (a)                                        156,400                                            12,135
                                                                                                          ---------------------
                                                                                                                       329,555
                                                                                                          ---------------------
Paper & Related Products (0.88%)
Smurfit-Stone Container Corp (a)(b)                                  480,200                                             5,662
Temple-Inland Inc (a)                                                304,600                                            17,706
                                                                                                          ---------------------
                                                                                                                        23,368
                                                                                                          ---------------------
Property & Casualty Insurance (1.86%)
Chubb Corp                                                           260,300                                            13,122
Fidelity National Financial Inc (a)                                  548,000                                            11,448
Travelers Cos Inc/The                                                491,191                                            24,942
                                                                                                          ---------------------
                                                                                                                        49,512
                                                                                                          ---------------------
Radio (0.00%)
Citadel Broadcasting Corp (a)                                          9,407                                                47
                                                                                                          ---------------------

Regional Banks (7.73%)
Bank of America Corp                                                1,963,600                                           93,114
Comerica Inc                                                         283,000                                            14,903
Fifth Third Bancorp (a)                                              208,800                                             7,703
Keycorp                                                              257,400                                             8,929
National City Corp (a)                                               567,600                                            16,682
SunTrust Banks Inc                                                    86,100                                             6,741
US Bancorp (a)                                                       514,500                                            15,409
Wachovia Corp                                                        404,500                                            19,096
Wells Fargo & Co                                                     685,600                                            23,153
                                                                                                          ---------------------
                                                                                                                       205,730
                                                                                                          ---------------------
Reinsurance (0.43%)
PartnerRe Ltd (a)                                                     29,200                                             2,074

Reinsurance
RenaissanceRe Holdings Ltd (a)                                       161,900                                             9,309
                                                                                                          ---------------------
                                                                                                                        11,383
                                                                                                          ---------------------
Retail - Apparel & Shoe (0.53%)
Gap Inc/The                                                          742,600                                            12,773
Ltd Brands Inc (a)                                                    50,200                                             1,212
                                                                                                          ---------------------
                                                                                                                        13,985
                                                                                                          ---------------------
Retail - Building Products (0.36%)
Home Depot Inc                                                       260,000                                             9,664
                                                                                                          ---------------------

Retail - Discount (0.58%)
Family Dollar Stores Inc (a)                                         340,000                                            10,071
Wal-Mart Stores Inc                                                  115,000                                             5,284
                                                                                                          ---------------------
                                                                                                                        15,355
                                                                                                          ---------------------
Retail - Major Department Store (0.19%)
Saks Inc (a)                                                         270,000                                             4,998
                                                                                                          ---------------------

Retail - Office Supplies (0.25%)
Office Depot Inc (a)(b)                                              268,500                                             6,702
                                                                                                          ---------------------

Retail - Regional Department Store (0.64%)
Macy's Inc                                                           472,200                                            17,032
                                                                                                          ---------------------

Retail - Restaurants (1.26%)
McDonald's Corp                                                      702,300                                            33,619
                                                                                                          ---------------------

Savings & Loans - Thrifts (1.13%)
Astoria Financial Corp                                               282,200                                             6,646
Washington Mutual Inc                                                623,800                                            23,411
                                                                                                          ---------------------
                                                                                                                        30,057
                                                                                                          ---------------------
Steel - Producers (0.72%)
Arcelor Mittal (a)                                                   313,700                                            19,142
                                                                                                          ---------------------

Telephone - Integrated (6.21%)
AT&T Inc                                                            1,890,300                                           74,024
Sprint Nextel Corp                                                  1,462,400                                           30,023
Verizon Communications Inc                                          1,438,700                                           61,318
                                                                                                          ---------------------
                                                                                                                       165,365
                                                                                                          ---------------------
Television (0.75%)
CBS Corp (a)                                                         626,800                                            19,882
                                                                                                          ---------------------

Tobacco (1.62%)
Altria Group Inc                                                     627,300                                            41,696
UST Inc (a)                                                           26,625                                             1,426
                                                                                                          ---------------------
                                                                                                                        43,122
                                                                                                          ---------------------
Tools - Hand Held (0.51%)
Black & Decker Corp                                                  157,700                                            13,652
                                                                                                          ---------------------

Toys (0.23%)
Mattel Inc                                                           264,400                                             6,057
                                                                                                          ---------------------

Wireless Equipment (0.23%)
Nokia OYJ ADR                                                        215,000                                             6,158
                                                                                                          ---------------------
TOTAL COMMON STOCKS                                                                                    $             2,549,244
                                                                                                          ---------------------

                                                                    Principal
                                                                    Amount                                   Value (000's)
                                                                    (000's)
SHORT TERM INVESTMENTS (0.79%)
Commercial Paper (0.79%)
Alpine Securitization
5.36%, 8/ 1/2007                                                       1,000                                             1,000
Aquinas Funding LLC
5.35%, 8/ 1/2007                                                       1,000                                             1,000
Bank of America
5.21%, 8/21/2007                                                       1,000                                               997
Barton Capital Corp
5.34%, 8/ 1/2007                                                       1,000                                             1,000
BASF AG
5.20%, 8/ 3/2007                                                       1,000                                             1,000
Carrera Capital Finance LLC
5.38%, 8/ 1/2007                                                       1,000                                             1,000
Ciesco LP
5.28%, 8/ 1/2007                                                       1,150                                             1,150
CRC Funding LLC
5.36%, 8/ 1/2007                                                       1,000                                             1,000
Federal Farm Credit Discount Notes
5.09%, 8/ 1/2007                                                          17                                                17
Federal Home Loan Bank
5.09%, 8/ 1/2007                                                       4,703                                             4,703
Fountain Square
5.34%, 8/ 1/2007                                                       1,000                                             1,000
Hudson-Thames LLC
5.19%, 9/10/2007                                                       1,000                                               994
International Lease Finance Corp
5.35%, 8/ 1/2007                                                       1,000                                             1,000
Natixis
5.38%, 8/ 1/2007                                                       1,000                                             1,000
Societe Generale North America Inc
5.20%, 8/ 7/2007                                                       1,000                                               999
Sysco Corp
5.34%, 8/ 1/2007                                                       1,000                                             1,000
Teachers Insurance & Annuity Association
5.35%, 8/ 1/2007                                                       1,000                                             1,000
Westpac Securities Ltd
5.20%, 8/16/2007                                                       1,000                                               998
                                                                                                          ---------------------
                                                                                                                        20,858
                                                                                                          ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $                20,858
                                                                                                          ---------------------
MONEY MARKET FUNDS (6.24%)
Money Center Banks (6.24%)
BNY Institutional Cash Reserve Fund (c)                              166,148                                           166,148
                                                                                                          ---------------------
TOTAL MONEY MARKET FUNDS                                                                               $               166,148
                                                                                                          ---------------------
Total Investments                                                                                      $             2,736,250
Liabilities in Excess of Other Assets, Net - (2.83)%                                                                  (75,232)
                                                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                                                             $             2,661,018
                                                                                                          =====================
                                                                                                          ---------------------

                                                                                                          =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                               $               511,617
Unrealized Depreciation                                                                                              (98,612)
                                                                                                         ---------------------
Net Unrealized Appreciation (Depreciation)                                                                            413,005
Cost for federal income tax purposes                                                                                2,323,245
All dollar amounts are shown in thousands (000's)



                                                                                  Futures Contracts
                                                                                                    Current             Unrealized
                                                               Number of             Original        Market           Appreciation/
Type                                                           Contracts               Value         Value            (Depreciation)
-------------------------------------------------------------- --------- ----------------------------------------- -----------------
Buy:
S&P 500 eMini; September 2007                                    294                    $22,642      $21,490               (1,152)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------- ----------------------------------------- ----------- ---------------------
Sector                                                                                                                     Percent
------------------------------------------------------- ----------------------------------------- ----------- ---------------------
Financial                                                                                                                   37.55%
Consumer, Non-cyclical                                                                                                      16.18%
Energy                                                                                                                      12.58%
Industrial                                                                                                                  10.27%
Communications                                                                                                              10.10%
Consumer, Cyclical                                                                                                           7.24%
Basic Materials                                                                                                              4.06%
Technology                                                                                                                   2.41%
Utilities                                                                                                                    2.22%
Government                                                                                                                   0.18%
Special Purpose Entity                                                                                                       0.04%
Liabilities in Excess of Other Assets, Net                                                                                (-2.83%)
                                                                                                              ---------------------
TOTAL NET ASSETS                                                                                                           100.00%
                                                                                                              =====================

Other Assets Summary (unaudited)
------------------------------------------------------- ----------------------------------------- ----------- ---------------------
Asset Type                                                                                                                 Percent
------------------------------------------------------- ----------------------------------------- ----------- ---------------------
Futures                                                                                                                      0.81%

Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Value Fund I

                                                                  Shares                                     Value (000's)
                                                                    Held
COMMON STOCKS (96.93%)
Advertising Agencies (1.43%)
Omnicom Group Inc                                                   256,800                            $                13,320
                                                                                                          ---------------------

Advertising Services (0.72%)
RH Donnelley Corp (a)(b)                                            107,700                                              6,734
                                                                                                          ---------------------

Aerospace & Defense (2.00%)
Lockheed Martin Corp                                                 66,300                                              6,529
Northrop Grumman Corp                                               158,200                                             12,039
                                                                                                          ---------------------
                                                                                                                        18,568
                                                                                                          ---------------------
Applications Software (1.78%)
Microsoft Corp                                                      572,200                                             16,588
                                                                                                          ---------------------

Auto - Medium & Heavy Duty Trucks (0.82%)
Paccar Inc                                                           93,100                                              7,617
                                                                                                          ---------------------

Auto/Truck Parts & Equipment - Original (4.02%)
BorgWarner Inc                                                      165,300                                             14,290
Johnson Controls Inc                                                204,000                                             23,083
                                                                                                          ---------------------
                                                                                                                        37,373
                                                                                                          ---------------------
Beverages - Wine & Spirits (0.68%)
Constellation Brands Inc (a)(b)                                     287,300                                              6,300
                                                                                                          ---------------------

Brewery (1.10%)
Anheuser-Busch Cos Inc                                              209,700                                             10,227
                                                                                                          ---------------------

Building Products - Wood (1.49%)
Masco Corp                                                          509,100                                             13,853
                                                                                                          ---------------------

Coal (0.35%)
Peabody Energy Corp (a)                                              77,800                                              3,288
                                                                                                          ---------------------

Commercial Banks (0.56%)
City National Corp/CA                                                73,000                                              5,168
                                                                                                          ---------------------

Consumer Products - Miscellaneous (0.94%)
Fortune Brands Inc (a)                                              107,100                                              8,707
                                                                                                          ---------------------

Cruise Lines (1.72%)
Carnival Corp                                                       361,600                                             16,022
                                                                                                          ---------------------

Diversified Manufacturing Operations (6.06%)
General Electric Co                                                 925,600                                             35,876
Illinois Tool Works Inc                                             372,300                                             20,495
                                                                                                          ---------------------
                                                                                                                        56,371
                                                                                                          ---------------------
Electric - Integrated (6.54%)
American Electric Power Co Inc                                      389,300                                             16,931
Exelon Corp                                                         353,900                                             24,826
Northeast Utilities                                                 393,200                                             10,750

Electric - Integrated
Pepco Holdings Inc                                                  309,800                                              8,386
                                                                                                          ---------------------
                                                                                                                        60,893
                                                                                                          ---------------------
Fiduciary Banks (3.62%)
Bank of New York Mellon Corp/The                                    516,774                                             21,989
Northern Trust Corp                                                 187,100                                             11,686
                                                                                                          ---------------------
                                                                                                                        33,675
                                                                                                          ---------------------
Finance - Credit Card (0.65%)
Discover Financial Services (b)                                     261,350                                              6,024
                                                                                                          ---------------------

Finance - Investment Banker & Broker (11.47%)
Citigroup Inc                                                       874,100                                             40,707
JPMorgan Chase & Co                                                 741,200                                             32,620
Morgan Stanley                                                      522,700                                             33,385
                                                                                                          ---------------------
                                                                                                                       106,712
                                                                                                          ---------------------
Finance - Mortgage Loan/Banker (0.96%)
Freddie Mac                                                         156,000                                              8,934
                                                                                                          ---------------------

Gas - Distribution (1.55%)
NiSource Inc                                                        296,100                                              5,647
Sempra Energy                                                       166,900                                              8,799
                                                                                                          ---------------------
                                                                                                                        14,446
                                                                                                          ---------------------
Internet Security (1.54%)
Symantec Corp (a)(b)                                                748,200                                             14,365
                                                                                                          ---------------------

Life & Health Insurance (0.63%)
Aflac Inc                                                           112,800                                              5,879
                                                                                                          ---------------------

Medical - Drugs (6.25%)
Bristol-Myers Squibb Co (a)                                         426,600                                             12,120
Cephalon Inc (a)(b)                                                  67,500                                              5,072
Merck & Co Inc                                                      418,400                                             20,774
Wyeth                                                               417,200                                             20,242
                                                                                                          ---------------------
                                                                                                                        58,208
                                                                                                          ---------------------
Medical - HMO (0.70%)
UnitedHealth Group Inc                                              133,700                                              6,475
                                                                                                          ---------------------

Medical Products (1.47%)
Johnson & Johnson                                                   225,500                                             13,643
                                                                                                          ---------------------

Motorcycle/Motor Scooter (0.71%)
Harley-Davidson Inc                                                 115,300                                              6,609
                                                                                                          ---------------------

Multi-Line Insurance (2.78%)
Allstate Corp/The                                                   207,000                                             11,002
Hartford Financial Services Group Inc                               162,000                                             14,883
                                                                                                          ---------------------
                                                                                                                        25,885
                                                                                                          ---------------------
Multimedia (1.06%)
News Corp - Class A                                                 469,300                                              9,912
                                                                                                          ---------------------

Oil - Field Services (1.47%)
Halliburton Co (a)                                                  380,500                                             13,706
                                                                                                          ---------------------

Oil & Gas Drilling (2.31%)
ENSCO International Inc                                             169,000                                             10,321

Oil & Gas Drilling
GlobalSantaFe Corp (a)                                              156,000                                             11,187
                                                                                                          ---------------------
                                                                                                                        21,508
                                                                                                          ---------------------
Oil Company - Integrated (7.18%)
Chevron Corp                                                        382,300                                             32,595
Exxon Mobil Corp                                                    401,700                                             34,197
                                                                                                          ---------------------
                                                                                                                        66,792
                                                                                                          ---------------------
Pharmacy Services (1.52%)
Medco Health Solutions Inc (b)                                      173,600                                             14,108
                                                                                                          ---------------------

Publicly Traded Investment Fund (0.55%)
SPDR Trust Series 1 (a)                                              35,000                                              5,091
                                                                                                          ---------------------

Regional Banks (9.33%)
Bank of America Corp                                                287,700                                             13,643
Fifth Third Bancorp (a)                                             518,200                                             19,116
PNC Financial Services Group Inc                                    235,100                                             15,670
Wells Fargo & Co                                                  1,137,500                                             38,413
                                                                                                          ---------------------
                                                                                                                        86,842
                                                                                                          ---------------------
Retail - Building Products (0.96%)
Home Depot Inc (a)                                                  240,800                                              8,951
                                                                                                          ---------------------

Retail - Discount (1.77%)
Costco Wholesale Corp                                               276,100                                             16,511
                                                                                                          ---------------------

Telephone - Integrated (4.51%)
AT&T Inc                                                            568,700                                             22,270
Sprint Nextel Corp                                                  961,684                                             19,744
                                                                                                          ---------------------
                                                                                                                        42,014
                                                                                                          ---------------------
Transport - Rail (1.99%)
Burlington Northern Santa Fe Corp (a)                               225,200                                             18,498
                                                                                                          ---------------------

Transport - Services (1.74%)
FedEx Corp                                                          146,100                                             16,179
                                                                                                          ---------------------
TOTAL COMMON STOCKS                                                                                    $               901,996
                                                                                                          ---------------------
                                                                  Principal
                                                                  Amount                                     Value (000's)
                                                                   (000's)
MONEY MARKET FUNDS (5.90%)
Money Center Banks (5.90%)
BNY Institutional Cash Reserve Fund (c)                              54,911                                             54,911
                                                                                                          ---------------------
TOTAL MONEY MARKET FUNDS                                                                               $                54,911
                                                                                                          ---------------------
Total Investments                                                                                      $               956,907
Liabilities in Excess of Other Assets, Net - (2.83)%                                                                  (26,342)
                                                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                                                             $               930,565
                                                                                                          =====================
                                                                                                          ---------------------

                                                                                                          =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                  $               103,003
Unrealized Depreciation                                                                                                 (22,313)
                                                                                                            ---------------------
Net Unrealized Appreciation (Depreciation)                                                                                80,690
Cost for federal income tax purposes                                                                                     876,217
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------ ---------------------------- ---------------------
Sector                                                                                                                   Percent
------------------------------------------------------------------------------ ---------------------------- ---------------------
Financial                                                                                                                 35.90%
Industrial                                                                                                                13.27%
Consumer, Non-cyclical                                                                                                    12.64%
Energy                                                                                                                    11.31%
Consumer, Cyclical                                                                                                        10.00%
Communications                                                                                                             9.28%
Utilities                                                                                                                  8.10%
Technology                                                                                                                 1.78%
Exchange Traded Funds                                                                                                      0.55%
Liabilities in Excess of Other Assets, Net                                                                              (-2.83%)
                                                                                                            ---------------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                            =====================

Schedule of Investments

July 31, 2007 (unaudited)
Partners LargeCap Value Fund II

                                                               Shares                                     Value (000's)
                                                                 Held
COMMON STOCKS (99.04%)
Aerospace & Defense (0.99%)
Northrop Grumman Corp                                            31,800                            $                  2,420
                                                                                                      ----------------------

Apparel Manufacturers (0.63%)
VF Corp (a)                                                      18,000                                               1,544
                                                                                                      ----------------------

Applications Software (1.61%)
Microsoft Corp                                                  136,000                                               3,943
                                                                                                      ----------------------

Beverages - Non-Alcoholic (2.15%)
Coca-Cola Co/The                                                 61,300                                               3,194
Pepsi Bottling Group Inc                                         61,600                                               2,061
                                                                                                      ----------------------
                                                                                                                      5,255
                                                                                                      ----------------------
Chemicals - Diversified (2.27%)
EI Du Pont de Nemours & Co                                       49,300                                               2,304
PPG Industries Inc                                               42,700                                               3,257
                                                                                                      ----------------------
                                                                                                                      5,561
                                                                                                      ----------------------
Commercial Services - Finance (0.53%)
H&R Block Inc (a)                                                64,600                                               1,289
                                                                                                      ----------------------

Computers (2.91%)
Hewlett-Packard Co                                               81,800                                               3,765
International Business Machines Corp                             30,200                                               3,342
                                                                                                      ----------------------
                                                                                                                      7,107
                                                                                                      ----------------------
Data Processing & Management (0.41%)
Fiserv Inc (b)                                                   20,500                                               1,013
                                                                                                      ----------------------

Diversified Manufacturing Operations (5.13%)
Dover Corp                                                       36,800                                               1,877
General Electric Co                                             145,900                                               5,655
Ingersoll-Rand Co Ltd                                            42,800                                               2,154
Parker Hannifin Corp                                             16,900                                               1,667
Tyco International Ltd                                           25,250                                               1,194
                                                                                                      ----------------------
                                                                                                                     12,547
                                                                                                      ----------------------
Electric - Integrated (2.76%)
Exelon Corp                                                      50,400                                               3,535
PPL Corp                                                         68,300                                               3,220
                                                                                                      ----------------------
                                                                                                                      6,755
                                                                                                      ----------------------
Electronic Components - Miscellaneous (0.37%)
Tyco Electronics Ltd (b)                                         25,250                                                 904
                                                                                                      ----------------------

Electronic Components - Semiconductors (0.53%)
Intel Corp                                                       54,700                                               1,292
                                                                                                      ----------------------

Enterprise Software & Services (0.68%)
Oracle Corp (b)                                                  87,300                                               1,669
                                                                                                      ----------------------


Fiduciary Banks (1.01%)
Bank of New York Mellon Corp/The                                 57,830                                               2,461
                                                                                                      ----------------------

Finance - Credit Card (0.26%)
Discover Financial Services (b)                                  27,400                                                 632
                                                                                                      ----------------------

Finance - Investment Banker & Broker (9.69%)
Citigroup Inc                                                   235,300                                              10,958
JPMorgan Chase & Co                                             128,700                                               5,664
Merrill Lynch & Co Inc                                           49,200                                               3,651
Morgan Stanley                                                   53,300                                               3,404
                                                                                                      ----------------------
                                                                                                                     23,677
                                                                                                      ----------------------
Finance - Mortgage Loan/Banker (2.49%)
Freddie Mac                                                     106,200                                               6,082
                                                                                                      ----------------------

Financial Guarantee Insurance (0.45%)
MGIC Investment Corp                                             28,600                                               1,106
                                                                                                      ----------------------

Food - Miscellaneous/Diversified (1.16%)
Unilever NV                                                      94,000                                               2,844
                                                                                                      ----------------------

Food - Retail (0.62%)
Kroger Co/The                                                    58,100                                               1,508
                                                                                                      ----------------------

Forestry (1.09%)
Weyerhaeuser Co                                                  37,400                                               2,664
                                                                                                      ----------------------

Gas - Distribution (0.50%)
NiSource Inc                                                     64,600                                               1,232
                                                                                                      ----------------------

Home Decoration Products (0.68%)
Newell Rubbermaid Inc                                            63,100                                               1,669
                                                                                                      ----------------------

Insurance Brokers (0.53%)
Marsh & McLennan Cos Inc                                         47,200                                               1,300
                                                                                                      ----------------------

Life & Health Insurance (0.64%)
Torchmark Corp                                                   25,600                                               1,575
                                                                                                      ----------------------

Machinery - Construction & Mining (0.55%)
Caterpillar Inc                                                  16,900                                               1,332
                                                                                                      ----------------------

Machinery - Farm (0.68%)
Deere & Co                                                       13,800                                               1,662
                                                                                                      ----------------------

Medical - Biomedical/Gene (0.54%)
Amgen Inc (b)                                                    24,500                                               1,317
                                                                                                      ----------------------

Medical - Drugs (6.04%)
Abbott Laboratories                                              69,700                                               3,533
Eli Lilly & Co                                                   31,800                                               1,720
Merck & Co Inc                                                   36,000                                               1,787
Pfizer Inc                                                      184,600                                               4,340
Wyeth                                                            69,600                                               3,377
                                                                                                      ----------------------
                                                                                                                     14,757
                                                                                                      ----------------------

Medical Instruments (0.31%)
Medtronic Inc                                                    14,800                                                 750
                                                                                                      ----------------------

Medical Laboratory & Testing Service (0.31%)
Quest Diagnostics Inc                                            13,800                                                 765
                                                                                                      ----------------------

Medical Products (1.87%)
Johnson & Johnson                                                75,700                                               4,580
                                                                                                      ----------------------

Multi-Line Insurance (5.18%)
Allstate Corp/The                                                53,300                                               2,833
American International Group Inc                                 78,300                                               5,025
Hartford Financial Services Group Inc                            31,800                                               2,922
Loews Corp                                                       39,600                                               1,877
                                                                                                      ----------------------
                                                                                                                     12,657
                                                                                                      ----------------------
Multimedia (2.57%)
Time Warner Inc                                                 225,900                                               4,351
Viacom Inc (b)                                                   50,700                                               1,942
                                                                                                      ----------------------
                                                                                                                      6,293
                                                                                                      ----------------------
Non-Hazardous Waste Disposal (0.61%)
Waste Management Inc                                             39,200                                               1,491
                                                                                                      ----------------------

Office Automation & Equipment (0.61%)
Xerox Corp (b)                                                   86,000                                               1,502
                                                                                                      ----------------------

Office Supplies & Forms (0.15%)
Avery Dennison Corp                                               6,100                                                 374
                                                                                                      ----------------------

Oil Company - Exploration & Production (0.43%)
Devon Energy Corp                                                14,000                                               1,045
                                                                                                      ----------------------

Oil Company - Integrated (13.54%)
Chevron Corp                                                     91,600                                               7,810
ConocoPhillips                                                   66,600                                               5,384
Exxon Mobil Corp                                                150,800                                              12,837
Royal Dutch Shell PLC ADR (a)                                    91,000                                               7,061
                                                                                                      ----------------------
                                                                                                                     33,092
                                                                                                      ----------------------
Oil Field Machinery & Equipment (0.43%)
National Oilwell Varco Inc (a)(b)                                 8,700                                               1,045
                                                                                                      ----------------------

Printing - Commercial (0.73%)
RR Donnelley & Sons Co                                           42,100                                               1,779
                                                                                                      ----------------------

Publishing - Newspapers (1.10%)
Gannett Co Inc                                                   54,000                                               2,695
                                                                                                      ----------------------

Regional Banks (9.69%)
Bank of America Corp                                            180,800                                               8,573
National City Corp (a)                                           46,000                                               1,352
PNC Financial Services Group Inc                                 22,900                                               1,526
US Bancorp                                                      103,300                                               3,094
Wachovia Corp                                                    81,000                                               3,824
Wells Fargo & Co                                                157,800                                               5,329
                                                                                                      ----------------------
                                                                                                                     23,698
                                                                                                      ----------------------
Retail - Apparel & Shoe (0.53%)
Gap Inc/The                                                      74,600                                               1,283
                                                                                                      ----------------------

Retail - Building Products (0.93%)
Home Depot Inc                                                   61,400                                               2,282
                                                                                                      ----------------------

Retail - Consumer Electronics (0.60%)
Best Buy Co Inc (a)                                              32,900                                               1,467
                                                                                                      ----------------------

Retail - Discount (1.06%)
Wal-Mart Stores Inc                                              56,300                                               2,587
                                                                                                      ----------------------

Retail - Office Supplies (0.62%)
Staples Inc                                                      65,800                                               1,515
                                                                                                      ----------------------

Retail - Restaurants (0.77%)
McDonald's Corp                                                  39,300                                               1,881
                                                                                                      ----------------------

Savings & Loans - Thrifts (1.10%)
Washington Mutual Inc                                            71,700                                               2,691
                                                                                                      ----------------------

Semiconductor Equipment (0.41%)
Applied Materials Inc                                            45,700                                               1,007
                                                                                                      ----------------------

Steel - Producers (0.38%)
Nucor Corp                                                       18,500                                                 929
                                                                                                      ----------------------

Telephone - Integrated (5.77%)
AT&T Inc                                                        198,500                                               7,773
Sprint Nextel Corp                                              121,400                                               2,493
Verizon Communications Inc                                       89,800                                               3,827
                                                                                                      ----------------------
                                                                                                                     14,093
                                                                                                      ----------------------
Tobacco (1.19%)
Altria Group Inc                                                 43,600                                               2,898
                                                                                                      ----------------------

Wireless Equipment (0.25%)
Motorola Inc                                                     35,200                                                 598
                                                                                                      ----------------------
TOTAL COMMON STOCKS                                                                                $                242,114
                                                                                                      ----------------------
                                                               Principal
                                                               Amount                                     Value (000's)
                                                               (000's)
MONEY MARKET FUNDS (5.73%)
Money Center Banks (5.73%)
BNY Institutional Cash Reserve Fund (c)                          14,004                                              14,004
                                                                                                      ----------------------
TOTAL MONEY MARKET FUNDS                                                                           $                 14,004
                                                                                                      ----------------------
Total Investments                                                                                  $                256,118
Liabilities in Excess of Other Assets, Net - (4.77)%                                                               (11,649)
                                                                                                      ----------------------
TOTAL NET ASSETS - 100.00%                                                                         $                244,469
                                                                                                      ======================
                                                                                                      ----------------------

                                                                                                      ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                          $                 40,292
Unrealized Depreciation                                                                                           (6,100)
                                                                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                                                                         34,192
Cost for federal income tax purposes                                                                              221,926
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                            Percent
---------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                          36.77%
Consumer, Non-cyclical                                                                                             15.59%
Energy                                                                                                             14.39%
Communications                                                                                                      9.69%
Industrial                                                                                                          8.33%
Technology                                                                                                          7.17%
Consumer, Cyclical                                                                                                  5.82%
Basic Materials                                                                                                     3.74%
Utilities                                                                                                           3.27%
Liabilities in Excess of Other Assets, Net                                                                       (-4.77%)
                                                                                                    ----------------------
TOTAL NET ASSETS                                                                                                  100.00%
                                                                                                    ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners MidCap Growth Fund

                                                               Shares                                     Value (000's)
                                                                 Held
COMMON STOCKS (96.00%)
Advertising Sales (0.69%)
Focus Media Holding Ltd ADR (a)(b)                              104,600                            $                  4,321
                                                                                                      ----------------------

Apparel Manufacturers (3.80%)
Coach Inc (b)                                                   179,430                                               8,157
Guess ? Inc (a)                                                 171,090                                               8,125
Polo Ralph Lauren Corp                                           85,640                                               7,652
                                                                                                      ----------------------
                                                                                                                     23,934
                                                                                                      ----------------------
Applications Software (0.86%)
Salesforce.com Inc (a)(b)                                       139,530                                               5,422
                                                                                                      ----------------------

Auto - Medium & Heavy Duty Trucks (0.44%)
Oshkosh Truck Corp                                               48,370                                               2,769
                                                                                                      ----------------------

Beverages - Non-Alcoholic (0.67%)
Hansen Natural Corp (a)(b)                                      104,390                                               4,233
                                                                                                      ----------------------

Casino Hotels (1.34%)
Wynn Resorts Ltd (a)                                             87,410                                               8,440
                                                                                                      ----------------------

Casino Services (0.91%)
International Game Technology                                   161,439                                               5,702
                                                                                                      ----------------------

Cellular Telecommunications (4.67%)
Leap Wireless International Inc (b)                             103,618                                               9,160
MetroPCS Communications Inc (b)                                  91,740                                               3,359
NII Holdings Inc (a)(b)                                         200,750                                              16,867
                                                                                                      ----------------------
                                                                                                                     29,386
                                                                                                      ----------------------
Computers - Integrated Systems (0.52%)
Riverbed Technology Inc (a)(b)                                   73,930                                               3,265
                                                                                                      ----------------------

Consumer Products - Miscellaneous (0.55%)
Jarden Corp (a)(b)                                               96,020                                               3,469
                                                                                                      ----------------------

Containers - Metal & Glass (1.62%)
Owens-Illinois Inc (a)(b)                                       255,530                                              10,216
                                                                                                      ----------------------

Cosmetics & Toiletries (1.02%)
Avon Products Inc                                               178,330                                               6,422
                                                                                                      ----------------------

Data Processing & Management (2.59%)
Fiserv Inc (b)                                                  156,370                                               7,728
Mastercard Inc                                                   13,990                                               2,249
Paychex Inc                                                     152,490                                               6,310
                                                                                                      ----------------------
                                                                                                                     16,287
                                                                                                      ----------------------
Dental Supplies & Equipment (0.70%)
Dentsply International Inc                                      121,440                                               4,431
                                                                                                      ----------------------

Diversified Manufacturing Operations (2.38%)
Harsco Corp                                                     122,500                                               6,451
Diversified Manufacturing Operations
Roper Industries Inc                                            142,140                                               8,525
                                                                                                      ----------------------
                                                                                                                     14,976
                                                                                                      ----------------------
E-Commerce - Services (0.79%)
Expedia Inc (a)(b)                                              186,790                                               4,970
                                                                                                      ----------------------

Electric Products - Miscellaneous (1.00%)
Ametek Inc                                                      160,960                                               6,281
                                                                                                      ----------------------

Electronic Components - Semiconductors (5.42%)
Altera Corp                                                     267,970                                               6,217
Broadcom Corp (b)                                               219,910                                               7,215
Intersil Corp                                                   235,460                                               6,887
Nvidia Corp (b)                                                 207,610                                               9,500
ON Semiconductor Corp (a)(b)                                    363,490                                               4,297
                                                                                                      ----------------------
                                                                                                                     34,116
                                                                                                      ----------------------
Electronic Measurement Instruments (0.48%)
Garmin Ltd (a)                                                   36,390                                               3,053
                                                                                                      ----------------------

Energy - Alternate Sources (0.85%)
First Solar Inc (a)(b)                                           47,580                                               5,356
                                                                                                      ----------------------

Engineering - Research & Development Services (0.82%)
Shaw Group Inc/The (a)(b)                                        96,580                                               5,140
                                                                                                      ----------------------

Fiduciary Banks (1.03%)
Northern Trust Corp                                             103,710                                               6,478
                                                                                                      ----------------------

Finance - Other Services (2.57%)
IntercontinentalExchange Inc (a)(b)                              60,260                                               9,107
Nymex Holdings Inc (a)                                           57,000                                               7,097
                                                                                                      ----------------------
                                                                                                                     16,204
                                                                                                      ----------------------
Food - Confectionery (1.47%)
WM Wrigley Jr Co (a)                                            160,970                                               9,285
                                                                                                      ----------------------

Hospital Beds & Equipment (0.49%)
Kinetic Concepts Inc (b)                                         49,820                                               3,063
                                                                                                      ----------------------

Hotels & Motels (2.12%)
Hilton Hotels Corp                                              137,390                                               6,074
Starwood Hotels & Resorts Worldwide Inc                         116,040                                               7,306
                                                                                                      ----------------------
                                                                                                                     13,380
                                                                                                      ----------------------
Industrial Gases (0.99%)
Air Products & Chemicals Inc                                     71,900                                               6,210
                                                                                                      ----------------------

Instruments - Scientific (0.76%)
Thermo Fisher Scientific Inc (b)                                 91,110                                               4,757
                                                                                                      ----------------------

Internet Connectivity Services (0.57%)
Cogent Communications Group Inc (a)(b)                          124,230                                               3,563
                                                                                                      ----------------------

Internet Infrastructure Software (2.17%)
Akamai Technologies Inc (a)(b)                                   38,530                                               1,308
F5 Networks Inc (a)(b)                                          142,886                                              12,387
                                                                                                      ----------------------
                                                                                                                     13,695
                                                                                                      ----------------------

Internet Security (1.59%)
VeriSign Inc (a)(b)                                             336,590                                               9,993
                                                                                                      ----------------------

Investment Management & Advisory Services (3.22%)
Affiliated Managers Group Inc (a)(b)                             73,160                                               8,813
T Rowe Price Group Inc (a)                                      219,810                                              11,459
                                                                                                      ----------------------
                                                                                                                     20,272
                                                                                                      ----------------------
Leisure & Recreation Products (0.84%)
WMS Industries Inc (a)(b)                                       204,000                                               5,322
                                                                                                      ----------------------

Machinery - Electrical (0.99%)
Baldor Electric Co (a)                                          136,690                                               6,239
                                                                                                      ----------------------

Medical - Biomedical/Gene (0.98%)
Alexion Pharmaceuticals Inc (a)(b)                              105,990                                               6,164
                                                                                                      ----------------------

Medical - Drugs (2.79%)
Allergan Inc/United States                                      163,970                                               9,532
Shire PLC ADR (a)                                               109,299                                               8,065
                                                                                                      ----------------------
                                                                                                                     17,597
                                                                                                      ----------------------
Medical - HMO (0.39%)
Health Net Inc (b)                                               49,215                                               2,438
                                                                                                      ----------------------

Medical - Hospitals (0.48%)
Universal Health Services Inc                                    57,350                                               3,007
                                                                                                      ----------------------

Medical Instruments (3.40%)
Intuitive Surgical Inc (a)(b)                                    30,710                                               6,529
Kyphon Inc (a)(b)                                                84,770                                               5,563
St Jude Medical Inc (b)                                         215,360                                               9,291
                                                                                                      ----------------------
                                                                                                                     21,383
                                                                                                      ----------------------
Medical Products (0.68%)
Henry Schein Inc (b)                                             78,810                                               4,283
                                                                                                      ----------------------

Metal Processors & Fabrication (2.70%)
Precision Castparts Corp                                         94,280                                              12,922
Sterlite Industries India Ltd ADR (b)                           250,640                                               4,073
                                                                                                      ----------------------
                                                                                                                     16,995
                                                                                                      ----------------------
Networking Products (3.01%)
Atheros Communications Inc (a)(b)                               142,035                                               3,960
Juniper Networks Inc (b)                                        321,729                                               9,639
Polycom Inc (a)(b)                                              172,654                                               5,347
                                                                                                      ----------------------
                                                                                                                     18,946
                                                                                                      ----------------------
Oil - Field Services (1.02%)
Weatherford International Ltd (a)(b)                            116,000                                               6,418
                                                                                                      ----------------------

Oil & Gas Drilling (1.20%)
Diamond Offshore Drilling Inc                                    73,490                                               7,583
                                                                                                      ----------------------

Oil Company - Exploration & Production (3.06%)
Quicksilver Resources Inc (a)(b)                                148,920                                               6,273
Range Resources Corp                                            237,435                                               8,818
Southwestern Energy Co (b)                                      102,900                                               4,181
                                                                                                      ----------------------
                                                                                                                     19,272
                                                                                                      ----------------------
Oil Field Machinery & Equipment (2.87%)
Cameron International Corp (b)                                  108,730                                               8,481

Oil Field Machinery & Equipment
National Oilwell Varco Inc (b)                                   79,900                                               9,597
                                                                                                      ----------------------
                                                                                                                     18,078
                                                                                                      ----------------------
Pharmacy Services (1.48%)
Express Scripts Inc (b)                                         185,860                                               9,317
                                                                                                      ----------------------

Pipelines (1.29%)
Williams Cos Inc                                                252,410                                               8,140
                                                                                                      ----------------------

Printing - Commercial (0.70%)
VistaPrint Ltd (a)(b)                                           128,565                                               4,391
                                                                                                      ----------------------

Private Corrections (0.80%)
Corrections Corp of America (b)                                 174,640                                               5,038
                                                                                                      ----------------------

Real Estate Management & Services (0.87%)
CB Richard Ellis Group Inc (a)(b)                               157,720                                               5,508
                                                                                                      ----------------------

Retail - Apparel & Shoe (1.21%)
Under Armour Inc - Class A (a)(b)                               124,506                                               7,646
                                                                                                      ----------------------

Retail - Computer Equipment (1.33%)
GameStop Corp (a)(b)                                            208,350                                               8,407
                                                                                                      ----------------------

Rubber - Tires (1.06%)
Goodyear Tire & Rubber Co/The (a)(b)                            232,450                                               6,676
                                                                                                      ----------------------

Schools (0.96%)
Apollo Group Inc (a)(b)                                         101,854                                               6,021
                                                                                                      ----------------------

Semiconductor Component - Integrated Circuits (2.56%)
Marvell Technology Group Ltd (b)                                430,730                                               7,753
Maxim Integrated Products Inc                                   264,630                                               8,389
                                                                                                      ----------------------
                                                                                                                     16,142
                                                                                                      ----------------------
Semiconductor Equipment (2.78%)
Kla-Tencor Corp (a)                                             157,190                                               8,927
Varian Semiconductor Equipment Associates Inc (b)               181,996                                               8,554
                                                                                                      ----------------------
                                                                                                                     17,481
                                                                                                      ----------------------
Steel - Specialty (0.78%)
Allegheny Technologies Inc                                       46,711                                               4,901
                                                                                                      ----------------------

Transactional Software (1.14%)
VeriFone Holdings Inc (a)(b)                                    196,850                                               7,167
                                                                                                      ----------------------

Transport - Services (1.17%)
CH Robinson Worldwide Inc                                       151,240                                               7,358
                                                                                                      ----------------------

Web Portals (0.71%)
Sina Corp/China (b)                                             104,160                                               4,481
                                                                                                      ----------------------

Wire & Cable Products (0.77%)
General Cable Corp (a)(b)                                        61,400                                               4,881
                                                                                                      ----------------------

Wireless Equipment (2.30%)
American Tower Corp (b)                                         187,370                                               7,806

Wireless Equipment
Crown Castle International Corp (a)(b)                          183,770                                               6,662
                                                                                                      ----------------------
                                                                                                                     14,468
                                                                                                      ----------------------
X-Ray Equipment (0.58%)
Hologic Inc (a)(b)                                               70,810                                               3,668
                                                                                                      ----------------------
TOTAL COMMON STOCKS                                                                                $                604,505
                                                                                                      ----------------------
                                                               Principal
                                                               Amount                                     Value (000's)
                                                               (000's)
MONEY MARKET FUNDS (26.70%)
Money Center Banks (26.70%)
BNY Institutional Cash Reserve Fund (c)                         168,144                                             168,144
                                                                                                      ----------------------
TOTAL MONEY MARKET FUNDS                                                                           $                168,144
                                                                                                      ----------------------
Total Investments                                                                                  $                772,649
Liabilities in Excess of Other Assets, Net - (22.70)%                                                             (142,922)
                                                                                                      ----------------------
TOTAL NET ASSETS - 100.00%                                                                         $                629,727
                                                                                                      ======================
                                                                                                      ----------------------

                                                                                                      ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                             $                107,938
Unrealized Depreciation                                                                                              (9,600)
                                                                                                       ----------------------
Net Unrealized Appreciation (Depreciation)                                                                            98,338
Cost for federal income tax purposes                                                                                 674,311
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                               Percent
------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                             34.40%
Consumer, Non-cyclical                                                                                                18.14%
Communications                                                                                                        16.49%
Technology                                                                                                            15.86%
Consumer, Cyclical                                                                                                    13.06%
Industrial                                                                                                            12.69%
Energy                                                                                                                10.30%
Basic Materials                                                                                                        1.76%
Liabilities in Excess of Other Assets, Net                                                                         (-22.70%)
                                                                                                       ----------------------
TOTAL NET ASSETS                                                                                                     100.00%
                                                                                                       ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners MidCap Growth Fund I

                                                                Shares                                     Value (000's)
                                                                  Held
COMMON STOCKS (99.43%)
Aerospace & Defense (0.63%)
Rockwell Collins Inc                                              27,950                            $                  1,920
                                                                                                       ----------------------

Airlines (0.55%)
Continental Airlines Inc (a)(b)                                   32,300                                               1,018
Northwest Airlines Corp (b)                                       37,550                                                 654
                                                                                                       ----------------------
                                                                                                                       1,672
                                                                                                       ----------------------
Apparel Manufacturers (1.65%)
Coach Inc (b)                                                     79,900                                               3,632
Phillips-Van Heusen                                               26,700                                               1,390
                                                                                                       ----------------------
                                                                                                                       5,022
                                                                                                       ----------------------
Applications Software (1.34%)
Citrix Systems Inc (b)                                            53,700                                               1,942
Intuit Inc (b)                                                    54,100                                               1,550
Quest Software Inc (b)                                            38,250                                                 566
                                                                                                       ----------------------
                                                                                                                       4,058
                                                                                                       ----------------------
Auction House & Art Dealer (0.47%)
Sotheby's (a)                                                     33,750                                               1,443
                                                                                                       ----------------------

Beverages - Wine & Spirits (0.46%)
Brown-Forman Corp                                                 20,850                                               1,385
                                                                                                       ----------------------

Broadcasting Services & Programming (0.54%)
Liberty Media Corp - Capital Series A (b)                         14,450                                               1,654
                                                                                                       ----------------------

Building - Heavy Construction (0.57%)
Granite Construction Inc (a)                                      26,500                                               1,722
                                                                                                       ----------------------

Building - Residential & Commercial (0.63%)
NVR Inc (a)(b)                                                     3,300                                               1,909
                                                                                                       ----------------------

Cable TV (0.91%)
EchoStar Communications Corp (b)                                  65,500                                               2,770
                                                                                                       ----------------------

Casino Services (0.65%)
International Game Technology (a)                                 56,100                                               1,981
                                                                                                       ----------------------

Cellular Telecommunications (0.90%)
NII Holdings Inc (a)(b)                                           32,550                                               2,735
                                                                                                       ----------------------

Chemicals - Specialty (0.93%)
Ashland Inc                                                       21,850                                               1,334
Lubrizol Corp                                                     24,000                                               1,504
                                                                                                       ----------------------
                                                                                                                       2,838
                                                                                                       ----------------------
Coal (0.64%)
Consol Energy Inc                                                 46,650                                               1,943
                                                                                                       ----------------------

Commercial Services - Finance (1.02%)
Equifax Inc                                                       49,020                                               1,983

Commercial Services - Finance
Interactive Data Corp (a)                                         40,500                                               1,108
                                                                                                       ----------------------
                                                                                                                       3,091
                                                                                                       ----------------------
Computer Services (1.70%)
Cognizant Technology Solutions Corp (b)                           36,900                                               2,988
Factset Research Systems Inc                                      33,200                                               2,191
                                                                                                       ----------------------
                                                                                                                       5,179
                                                                                                       ----------------------
Computers - Integrated Systems (0.78%)
NCR Corp (b)                                                      45,200                                               2,360
                                                                                                       ----------------------

Computers - Memory Devices (0.75%)
Western Digital Corp (a)(b)                                      106,400                                               2,272
                                                                                                       ----------------------

Computers - Peripheral Equipment (0.41%)
Lexmark International Inc (b)                                     31,450                                               1,243
                                                                                                       ----------------------

Consulting Services (0.44%)
Watson Wyatt Worldwide Inc                                        30,200                                               1,345
                                                                                                       ----------------------

Containers - Paper & Plastic (0.65%)
Pactiv Corp (b)                                                   62,150                                               1,965
                                                                                                       ----------------------

Cosmetics & Toiletries (0.31%)
Bare Escentuals Inc (a)(b)                                        33,150                                                 935
                                                                                                       ----------------------

Data Processing & Management (2.46%)
Fidelity National Information Services                            25,800                                               1,280
Mastercard Inc (a)                                                16,600                                               2,669
NAVTEQ Corp (b)                                                   53,050                                               2,872
Total System Services Inc                                         22,950                                                 646
                                                                                                       ----------------------
                                                                                                                       7,467
                                                                                                       ----------------------
Dental Supplies & Equipment (0.31%)
Dentsply International Inc                                        26,000                                                 949
                                                                                                       ----------------------

Dialysis Centers (0.63%)
DaVita Inc (b)                                                    36,300                                               1,922
                                                                                                       ----------------------

Disposable Medical Products (0.88%)
CR Bard Inc                                                       34,250                                               2,688
                                                                                                       ----------------------

Distribution & Wholesale (0.52%)
WW Grainger Inc                                                   18,100                                               1,581
                                                                                                       ----------------------

Diversified Manufacturing Operations (3.06%)
Acuity Brands Inc                                                 21,700                                               1,282
Cooper Industries Ltd                                             16,000                                                 847
Eaton Corp                                                        19,900                                               1,934
Parker Hannifin Corp                                              22,800                                               2,250
Textron Inc                                                       26,450                                               2,986
                                                                                                       ----------------------
                                                                                                                       9,299
                                                                                                       ----------------------
Drug Delivery Systems (0.73%)
Hospira Inc (b)                                                   57,600                                               2,227
                                                                                                       ----------------------

E-Commerce - Products (0.30%)
NutriSystem Inc (a)(b)                                            16,300                                                 908
                                                                                                       ----------------------


E-Commerce - Services (0.37%)
priceline.com Inc (a)(b)                                          17,650                                               1,126
                                                                                                       ----------------------

Electric - Integrated (1.70%)
Constellation Energy Group Inc                                    39,950                                               3,348
Edison International                                              34,550                                               1,827
                                                                                                       ----------------------
                                                                                                                       5,175
                                                                                                       ----------------------
Electronic Components - Miscellaneous (0.60%)
Gentex Corp                                                       91,900                                               1,814
                                                                                                       ----------------------

Electronic Components - Semiconductors (2.45%)
Intersil Corp                                                     46,550                                               1,361
MEMC Electronic Materials Inc (b)                                 52,000                                               3,189
Microchip Technology Inc                                          80,000                                               2,905
                                                                                                       ----------------------
                                                                                                                       7,455
                                                                                                       ----------------------
Electronic Measurement Instruments (0.65%)
Agilent Technologies Inc (b)                                      51,800                                               1,976
                                                                                                       ----------------------

Engineering - Research & Development Services (0.92%)
EMCOR Group Inc (b)                                               25,600                                                 919
KBR Inc (b)                                                       58,800                                               1,887
                                                                                                       ----------------------
                                                                                                                       2,806
                                                                                                       ----------------------
Engines - Internal Combustion (0.85%)
Cummins Inc                                                       21,700                                               2,576
                                                                                                       ----------------------

Enterprise Software & Services (1.37%)
BEA Systems Inc (b)                                              154,600                                               1,914
CA Inc                                                            89,850                                               2,253
                                                                                                       ----------------------
                                                                                                                       4,167
                                                                                                       ----------------------
Fiduciary Banks (1.00%)
Northern Trust Corp                                               48,600                                               3,036
                                                                                                       ----------------------

Finance - Commercial (0.33%)
CIT Group Inc                                                     24,000                                                 988
                                                                                                       ----------------------

Finance - Investment Banker & Broker (0.38%)
Jefferies Group Inc                                               44,000                                               1,156
                                                                                                       ----------------------

Food - Meat Products (0.42%)
Hormel Foods Corp                                                 37,150                                               1,279
                                                                                                       ----------------------

Food - Miscellaneous/Diversified (1.55%)
ConAgra Foods Inc                                                 48,100                                               1,219
HJ Heinz Co                                                       57,650                                               2,523
McCormick & Co Inc/MD                                             28,200                                                 963
                                                                                                       ----------------------
                                                                                                                       4,705
                                                                                                       ----------------------
Footwear & Related Apparel (0.57%)
CROCS Inc (a)(b)                                                  28,950                                               1,717
                                                                                                       ----------------------

Gas - Distribution (0.37%)
Sempra Energy                                                     21,050                                               1,110
                                                                                                       ----------------------

Home Decoration Products (0.42%)
Newell Rubbermaid Inc                                             48,000                                               1,270
                                                                                                       ----------------------


Hotels & Motels (1.18%)
Choice Hotels International Inc                                   39,300                                               1,422
Starwood Hotels & Resorts Worldwide Inc                           34,350                                               2,163
                                                                                                       ----------------------
                                                                                                                       3,585
                                                                                                       ----------------------
Human Resources (0.82%)
Manpower Inc                                                      31,500                                               2,490
                                                                                                       ----------------------

Independent Power Producer (0.79%)
Mirant Corp (b)                                                   63,100                                               2,387
                                                                                                       ----------------------

Industrial Audio & Video Products (0.64%)
Dolby Laboratories Inc (b)                                        58,550                                               1,947
                                                                                                       ----------------------

Industrial Automation & Robots (0.64%)
Rockwell Automation Inc/DE                                        27,600                                               1,932
                                                                                                       ----------------------

Industrial Gases (1.32%)
Air Products & Chemicals Inc                                      20,200                                               1,745
Airgas Inc (a)                                                    48,700                                               2,274
                                                                                                       ----------------------
                                                                                                                       4,019
                                                                                                       ----------------------
Instruments - Controls (0.68%)
Mettler Toledo International Inc (b)                              21,550                                               2,051
                                                                                                       ----------------------

Internet Infrastructure Software (0.43%)
Akamai Technologies Inc (a)(b)                                    38,800                                               1,318
                                                                                                       ----------------------

Internet Security (0.86%)
McAfee Inc (b)                                                    72,750                                               2,609
                                                                                                       ----------------------

Investment Management & Advisory Services (2.89%)
AllianceBernstein Holding LP                                      24,900                                               2,090
Blackrock, Inc.                                                   14,400                                               2,297
Federated Investors Inc                                           48,000                                               1,728
T Rowe Price Group Inc (a)                                        51,200                                               2,669
                                                                                                       ----------------------
                                                                                                                       8,784
                                                                                                       ----------------------
Life & Health Insurance (0.76%)
Cigna Corp                                                        45,000                                               2,324
                                                                                                       ----------------------

Machinery - Farm (0.51%)
AGCO Corp (a)(b)                                                  40,000                                               1,537
                                                                                                       ----------------------

Machinery Tools & Related Products (0.36%)
Lincoln Electric Holdings Inc                                     15,300                                               1,101
                                                                                                       ----------------------

Medical - Biomedical/Gene (0.60%)
Genzyme Corp (a)(b)                                               28,700                                               1,810
                                                                                                       ----------------------

Medical - Drugs (2.59%)
Endo Pharmaceuticals Holdings Inc (b)                             34,300                                               1,166
Forest Laboratories Inc (b)                                       53,300                                               2,143
King Pharmaceuticals Inc (a)(b)                                  105,750                                               1,799
OSI Pharmaceuticals Inc (a)(b)                                    34,200                                               1,103
Sepracor Inc (a)(b)                                               31,300                                                 880
Viropharma Inc (a)(b)                                             59,950                                                 770
                                                                                                       ----------------------
                                                                                                                       7,861
                                                                                                       ----------------------
Medical - HMO (2.12%)
Coventry Health Care Inc (b)                                      52,650                                               2,939
Medical - HMO
Humana Inc (b)                                                    54,850                                               3,515
                                                                                                       ----------------------
                                                                                                                       6,454
                                                                                                       ----------------------
Medical - Wholesale Drug Distribution (0.69%)
AmerisourceBergen Corp                                            44,250                                               2,085
                                                                                                       ----------------------

Medical Instruments (1.06%)
Edwards Lifesciences Corp (b)                                     28,950                                               1,330
St Jude Medical Inc (b)                                           43,500                                               1,877
                                                                                                       ----------------------
                                                                                                                       3,207
                                                                                                       ----------------------
Medical Laboratory & Testing Service (0.53%)
Laboratory Corp of America Holdings (a)(b)                        21,850                                               1,614
                                                                                                       ----------------------

Medical Products (1.27%)
Henry Schein Inc (a)(b)                                           49,500                                               2,690
Mentor Corp (a)                                                   30,050                                               1,182
                                                                                                       ----------------------
                                                                                                                       3,872
                                                                                                       ----------------------
Metal - Iron (0.43%)
Cleveland-Cliffs Inc                                              18,750                                               1,299
                                                                                                       ----------------------

Metal Processors & Fabrication (1.20%)
Precision Castparts Corp                                          26,600                                               3,646
                                                                                                       ----------------------

Motorcycle/Motor Scooter (0.97%)
Harley-Davidson Inc                                               51,450                                               2,949
                                                                                                       ----------------------

Multi-Line Insurance (0.52%)
HCC Insurance Holdings Inc                                        54,000                                               1,581
                                                                                                       ----------------------

Networking Products (0.45%)
Foundry Networks Inc (a)(b)                                       78,250                                               1,376
                                                                                                       ----------------------

Non-Hazardous Waste Disposal (0.43%)
Republic Services Inc                                             40,450                                               1,292
                                                                                                       ----------------------

Oil & Gas Drilling (4.00%)
ENSCO International Inc                                           47,600                                               2,907
GlobalSantaFe Corp                                                55,800                                               4,002
Noble Corp                                                        36,750                                               3,765
Pride International Inc (a)(b)                                    42,350                                               1,484
                                                                                                       ----------------------
                                                                                                                      12,158
                                                                                                       ----------------------
Oil Company - Exploration & Production (2.56%)
Chesapeake Energy Corp (a)                                        60,400                                               2,056
Cimarex Energy Co                                                 39,600                                               1,499
Noble Energy Inc                                                  37,100                                               2,268
Unit Corp (b)                                                     35,450                                               1,952
                                                                                                       ----------------------
                                                                                                                       7,775
                                                                                                       ----------------------
Oil Field Machinery & Equipment (0.71%)
National Oilwell Varco Inc (b)                                    17,900                                               2,150
                                                                                                       ----------------------

Oil Refining & Marketing (1.30%)
Frontier Oil Corp                                                 21,400                                                 829
Holly Corp (a)                                                    21,900                                               1,476
Tesoro Corp (a)                                                   33,000                                               1,643
                                                                                                       ----------------------
                                                                                                                       3,948
                                                                                                       ----------------------

Paper & Related Products (0.39%)
International Paper Co                                            31,600                                               1,171
                                                                                                       ----------------------

Pipelines (0.54%)
Oneok Inc                                                         32,150                                               1,632
                                                                                                       ----------------------

Printing - Commercial (0.50%)
RR Donnelley & Sons Co                                            36,150                                               1,528
                                                                                                       ----------------------

Publicly Traded Investment Fund (0.88%)
iShares Russell Midcap Growth Index Fund (a)                      24,150                                               2,687
                                                                                                       ----------------------

Publishing - Periodicals (0.50%)
Idearc Inc                                                        43,900                                               1,524
                                                                                                       ----------------------

Racetracks (0.81%)
International Speedway Corp                                       14,850                                                 711
Penn National Gaming Inc (a)(b)                                   30,650                                               1,763
                                                                                                       ----------------------
                                                                                                                       2,474
                                                                                                       ----------------------
REITS - Hotels (0.35%)
Hospitality Properties Trust                                      27,800                                               1,066
                                                                                                       ----------------------

REITS - Mortgage (0.38%)
CapitalSource Inc (a)                                             60,900                                               1,157
                                                                                                       ----------------------

REITS - Office Property (0.49%)
SL Green Realty Corp                                              12,200                                               1,481
                                                                                                       ----------------------

REITS - Warehouse & Industrial (0.90%)
Prologis                                                          48,100                                               2,737
                                                                                                       ----------------------

Retail - Apparel & Shoe (1.81%)
American Eagle Outfitters Inc                                     59,825                                               1,451
AnnTaylor Stores Corp (b)                                         30,500                                                 958
Nordstrom Inc (a)                                                 65,000                                               3,093
                                                                                                       ----------------------
                                                                                                                       5,502
                                                                                                       ----------------------
Retail - Auto Parts (0.71%)
Autozone Inc (b)                                                  16,900                                               2,143
                                                                                                       ----------------------

Retail - Catalog Shopping (0.54%)
MSC Industrial Direct Co                                          32,350                                               1,627
                                                                                                       ----------------------

Retail - Discount (1.08%)
Big Lots Inc (a)(b)                                               50,950                                               1,318
Dollar Tree Stores Inc (b)                                        51,150                                               1,957
                                                                                                       ----------------------
                                                                                                                       3,275
                                                                                                       ----------------------
Retail - Jewelry (0.56%)
Tiffany & Co                                                      35,100                                               1,694
                                                                                                       ----------------------

Retail - Major Department Store (1.05%)
JC Penney Co Inc                                                  46,850                                               3,188
                                                                                                       ----------------------

Retail - Restaurants (1.59%)
Darden Restaurants Inc                                            42,700                                               1,818
Yum! Brands Inc                                                   94,400                                               3,024
                                                                                                       ----------------------
                                                                                                                       4,842
                                                                                                       ----------------------

Schools (0.44%)
Apollo Group Inc (a)(b)                                           22,700                                               1,342
                                                                                                       ----------------------

Semiconductor Component - Integrated Circuits (2.96%)
Analog Devices Inc                                                43,900                                               1,556
Emulex Corp (a)(b)                                                28,300                                                 560
Integrated Device Technology Inc (b)                              92,650                                               1,508
Linear Technology Corp (a)                                        83,150                                               2,964
Maxim Integrated Products Inc                                     75,350                                               2,389
                                                                                                       ----------------------
                                                                                                                       8,977
                                                                                                       ----------------------
Semiconductor Equipment (1.75%)
Lam Research Corp (a)(b)                                          54,750                                               3,167
Teradyne Inc (a)(b)                                              136,900                                               2,148
                                                                                                       ----------------------
                                                                                                                       5,315
                                                                                                       ----------------------
Steel - Producers (1.66%)
Carpenter Technology Corp (a)                                     15,700                                               1,863
Steel Dynamics Inc                                                37,650                                               1,579
United States Steel Corp                                          16,250                                               1,597
                                                                                                       ----------------------
                                                                                                                       5,039
                                                                                                       ----------------------
Telecommunication Equipment (0.40%)
Adtran Inc                                                        46,600                                               1,216
                                                                                                       ----------------------

Telephone - Integrated (0.34%)
Windstream Corp                                                   74,000                                               1,018
                                                                                                       ----------------------

Tobacco (0.33%)
Reynolds American Inc (a)                                         16,300                                                 997
                                                                                                       ----------------------

Tools - Hand Held (0.25%)
Snap-On Inc                                                       14,650                                                 767
                                                                                                       ----------------------

Toys (0.33%)
Marvel Entertainment Inc (a)(b)                                   41,900                                               1,015
                                                                                                       ----------------------

Transport - Marine (1.32%)
Overseas Shipholding Group                                        25,050                                               1,943
Tidewater Inc                                                     30,250                                               2,070
                                                                                                       ----------------------
                                                                                                                       4,013
                                                                                                       ----------------------
Transport - Rail (0.87%)
CSX Corp (a)                                                      55,750                                               2,643
                                                                                                       ----------------------

Transport - Services (0.48%)
Ryder System Inc                                                  27,050                                               1,471
                                                                                                       ----------------------

Transport - Truck (0.44%)
Con-way Inc                                                       27,150                                               1,341
                                                                                                       ----------------------

Wireless Equipment (1.70%)
American Tower Corp (b)                                           86,050                                               3,585
InterDigital Inc (a)(b)                                           22,850                                                 639
SBA Communications Corp (a)(b)                                    27,800                                                 926
                                                                                                       ----------------------
                                                                                                                       5,150
                                                                                                       ----------------------
TOTAL COMMON STOCKS                                                                                 $                302,032
                                                                                                       ----------------------

                                                                Principal
                                                                Amount                                     Value (000's)
                                                                (000's)
MONEY MARKET FUNDS (18.97%)
Money Center Banks (18.97%)
BNY Institutional Cash Reserve Fund (c)                           57,631                                              57,631
                                                                                                       ----------------------
TOTAL MONEY MARKET FUNDS                                                                            $                 57,631
                                                                                                       ----------------------
Total Investments                                                                                   $                359,663
Liabilities in Excess of Other Assets, Net - (18.40)%                                                               (55,898)
                                                                                                       ----------------------
TOTAL NET ASSETS - 100.00%                                                                          $                303,765
                                                                                                       ======================
                                                                                                       ----------------------

                                                                                                       ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                              $                 33,855
Unrealized Depreciation                                                                                              (12,659)
                                                                                                        ----------------------
Net Unrealized Appreciation (Depreciation)                                                                             21,196
Cost for federal income tax purposes                                                                                  338,467
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                              26.98%
Consumer, Non-cyclical                                                                                                 18.18%
Technology                                                                                                             15.96%
Industrial                                                                                                             15.74%
Consumer, Cyclical                                                                                                     15.62%
Energy                                                                                                                  9.75%
Communications                                                                                                          7.70%
Basic Materials                                                                                                         4.73%
Utilities                                                                                                               2.86%
Funds                                                                                                                   0.88%
Liabilities in Excess of Other Assets, Net                                                                          (-18.40%)
                                                                                                        ----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                        ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners MidCap Growth Fund II

                                                                 Shares                                     Value (000's)
                                                                   Held
COMMON STOCKS (98.11%)
Advertising Services (0.75%)
RH Donnelley Corp (a)(b)                                           68,900                            $                  4,308
                                                                                                        ----------------------

Aerospace & Defense (0.30%)
Spirit Aerosystems Holdings Inc (b)                                47,000                                               1,706
                                                                                                        ----------------------

Aerospace & Defense Equipment (2.63%)
BE Aerospace Inc (a)(b)                                           371,793                                              15,080
                                                                                                        ----------------------

Airlines (3.34%)
AMR Corp (a)(b)                                                   507,900                                              12,535
US Airways Group Inc (a)(b)                                       212,800                                               6,599
                                                                                                        ----------------------
                                                                                                                       19,134
                                                                                                        ----------------------
Apparel Manufacturers (0.92%)
Polo Ralph Lauren Corp                                             59,092                                               5,280
                                                                                                        ----------------------

Batteries & Battery Systems (1.96%)
Energy Conversion Devices Inc (a)(b)                              377,118                                              11,257
                                                                                                        ----------------------

Building - Residential & Commercial (5.09%)
DR Horton Inc (a)                                                 368,900                                               6,020
KB Home                                                           265,500                                               8,446
Lennar Corp                                                       239,500                                               7,343
NVR Inc (a)(b)                                                      1,400                                                 810
Ryland Group Inc (a)                                              196,200                                               6,524
                                                                                                        ----------------------
                                                                                                                       29,143
                                                                                                        ----------------------
Building Products - Cement & Aggregate (0.59%)
Martin Marietta Materials Inc (a)                                  24,700                                               3,384
                                                                                                        ----------------------

Cable TV (0.17%)
EchoStar Communications Corp (a)(b)                                23,443                                                 991
                                                                                                        ----------------------

Cellular Telecommunications (0.79%)
NII Holdings Inc (a)(b)                                            53,809                                               4,521
                                                                                                        ----------------------

Coatings & Paint (0.68%)
Sherwin-Williams Co/The                                            56,300                                               3,924
                                                                                                        ----------------------

Commercial Banks (0.81%)
People's United Financial Inc                                     122,500                                               1,975
Synovus Financial Corp (a)                                         94,500                                               2,642
                                                                                                        ----------------------
                                                                                                                        4,617
                                                                                                        ----------------------
Computer Aided Design (0.77%)
Autodesk Inc (b)                                                  104,400                                               4,423
                                                                                                        ----------------------

Computer Services (0.41%)
Cognizant Technology Solutions Corp (a)(b)                         29,300                                               2,373
                                                                                                        ----------------------

Computers (2.39%)
Apple Inc (b)                                                      67,269                                               8,863
Computers
Sun Microsystems Inc (b)                                          943,900                                               4,814
                                                                                                        ----------------------
                                                                                                                       13,677
                                                                                                        ----------------------
Computers - Integrated Systems (3.19%)
Brocade Communications Systems Inc (a)(b)                        1,656,400                                             11,661
Diebold Inc                                                       130,600                                               6,618
                                                                                                        ----------------------
                                                                                                                       18,279
                                                                                                        ----------------------
Computers - Memory Devices (0.90%)
Seagate Technology                                                219,340                                               5,157
                                                                                                        ----------------------

Cosmetics & Toiletries (1.04%)
Avon Products Inc                                                  99,900                                               3,598
Bare Escentuals Inc (a)(b)                                         82,855                                               2,337
                                                                                                        ----------------------
                                                                                                                        5,935
                                                                                                        ----------------------
Data Processing & Management (1.10%)
Mastercard Inc (a)                                                  7,300                                               1,174
SEI Investments Co                                                188,400                                               5,136
                                                                                                        ----------------------
                                                                                                                        6,310
                                                                                                        ----------------------
Diagnostic Equipment (0.60%)
Immucor Inc (b)                                                   109,400                                               3,409
                                                                                                        ----------------------

Distribution & Wholesale (0.14%)
Building Materials Holding Corp (a)                                57,700                                                 801
                                                                                                        ----------------------

Electric - Generation (0.49%)
AES Corp/The (b)                                                  141,600                                               2,782
                                                                                                        ----------------------

Electric - Integrated (1.98%)
Allegheny Energy Inc (b)                                           31,200                                               1,630
Constellation Energy Group Inc (a)                                 71,400                                               5,983
PPL Corp                                                           78,600                                               3,705
                                                                                                        ----------------------
                                                                                                                       11,318
                                                                                                        ----------------------
Electric Products - Miscellaneous (0.35%)
GrafTech International Ltd (a)(b)                                 130,889                                               2,027
                                                                                                        ----------------------

Electronic Components - Semiconductors (2.32%)
Broadcom Corp (b)                                                  37,600                                               1,234
MEMC Electronic Materials Inc (b)                                 148,900                                               9,130
Nvidia Corp (b)                                                    39,700                                               1,817
Xilinx Inc (a)                                                     44,800                                               1,120
                                                                                                        ----------------------
                                                                                                                       13,301
                                                                                                        ----------------------
Electronic Design Automation (0.51%)
Cadence Design Systems Inc (a)(b)                                 136,800                                               2,928
                                                                                                        ----------------------

Electronic Measurement Instruments (0.10%)
Agilent Technologies Inc (b)                                       15,500                                                 591
                                                                                                        ----------------------

Electronic Parts Distribution (0.42%)
Arrow Electronics Inc (a)(b)                                       62,922                                               2,405
                                                                                                        ----------------------

Energy - Alternate Sources (0.84%)
Sunpower Corp (a)(b)                                               68,500                                               4,831
                                                                                                        ----------------------

Engineering - Research & Development Services (0.38%)
Fluor Corp (a)                                                      4,500                                                 520
Foster Wheeler Ltd (b)                                             13,100                                               1,472

Engineering - Research & Development Services
Jacobs Engineering Group Inc (b)                                    3,400                                                 210
                                                                                                        ----------------------
                                                                                                                        2,202
                                                                                                        ----------------------
Entertainment Software (1.85%)
Activision Inc (a)(b)                                             494,670                                               8,464
Take-Two Interactive Software Inc (a)(b)                          120,300                                               2,121
                                                                                                        ----------------------
                                                                                                                       10,585
                                                                                                        ----------------------
Fiduciary Banks (0.49%)
Northern Trust Corp                                                45,300                                               2,829
                                                                                                        ----------------------

Finance - Other Services (0.01%)
CME Group Inc                                                         100                                                  55
                                                                                                        ----------------------

Food - Dairy Products (0.49%)
Dean Foods Co                                                      97,100                                               2,794
                                                                                                        ----------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co (a)                                               31,000                                               1,142
Corn Products International Inc                                    29,800                                               1,329
Seaboard Corp                                                         660                                               1,320
                                                                                                        ----------------------
                                                                                                                        3,791
                                                                                                        ----------------------
Food - Wholesale & Distribution (1.09%)
SUPERVALU Inc                                                     149,600                                               6,234
                                                                                                        ----------------------

Hotels & Motels (0.24%)
Gaylord Entertainment Co (a)(b)                                    27,400                                               1,369
                                                                                                        ----------------------

Instruments - Scientific (2.61%)
Thermo Fisher Scientific Inc (b)                                  202,600                                              10,578
Waters Corp (b)                                                    75,300                                               4,387
                                                                                                        ----------------------
                                                                                                                       14,965
                                                                                                        ----------------------
Investment Management & Advisory Services (0.22%)
T Rowe Price Group Inc (a)                                         23,800                                               1,241
                                                                                                        ----------------------

Lasers - Systems & Components (2.02%)
Cymer Inc (a)(b)                                                  270,200                                              11,551
                                                                                                        ----------------------

Machinery - Construction & Mining (3.32%)
Joy Global Inc (a)                                                 98,100                                               4,855
Terex Corp (b)                                                    164,566                                              14,194
                                                                                                        ----------------------
                                                                                                                       19,049
                                                                                                        ----------------------
Machinery - Farm (0.39%)
AGCO Corp (a)(b)                                                   58,000                                               2,229
                                                                                                        ----------------------

Machinery - General Industry (0.23%)
Manitowoc Co Inc/The                                               16,830                                               1,307
                                                                                                        ----------------------

Medical - Biomedical/Gene (2.85%)
Biogen Idec Inc (a)(b)                                            142,386                                               8,051
Charles River Laboratories International (a)(b)                   148,600                                               7,605
Millennium Pharmaceuticals Inc (a)(b)                              64,200                                                 648
                                                                                                        ----------------------
                                                                                                                       16,304
                                                                                                        ----------------------
Medical - Drugs (0.45%)
Cephalon Inc (a)(b)                                                30,100                                               2,262
Endo Pharmaceuticals Holdings Inc (b)                               9,200                                                 313
                                                                                                        ----------------------
                                                                                                                        2,575
                                                                                                        ----------------------

Medical - HMO (0.54%)
Health Net Inc (b)                                                 62,000                                               3,072
                                                                                                        ----------------------

Medical Products (1.05%)
Henry Schein Inc (b)                                              111,100                                               6,037
                                                                                                        ----------------------

Metal Processors & Fabrication (1.11%)
Precision Castparts Corp                                           46,500                                               6,373
                                                                                                        ----------------------

Multi-Line Insurance (1.63%)
CNA Financial Corp (a)                                             68,500                                               2,844
HCC Insurance Holdings Inc                                        221,500                                               6,486
                                                                                                        ----------------------
                                                                                                                        9,330
                                                                                                        ----------------------
Multimedia (0.19%)
EW Scripps Co                                                      26,700                                               1,094
                                                                                                        ----------------------

Networking Products (0.35%)
Foundry Networks Inc (b)                                          113,600                                               1,998
                                                                                                        ----------------------

Non-Ferrous Metals (1.55%)
RTI International Metals Inc (a)(b)                               112,300                                               8,899
                                                                                                        ----------------------

Oil - Field Services (0.23%)
Smith International Inc                                            21,300                                               1,308
                                                                                                        ----------------------

Oil & Gas Drilling (3.22%)
Diamond Offshore Drilling Inc                                      57,300                                               5,912
ENSCO International Inc                                            92,600                                               5,655
Transocean Inc (a)(b)                                              63,800                                               6,856
                                                                                                        ----------------------
                                                                                                                       18,423
                                                                                                        ----------------------
Oil Company - Exploration & Production (0.58%)
Southwestern Energy Co (b)                                         42,600                                               1,731
XTO Energy Inc                                                     29,200                                               1,592
                                                                                                        ----------------------
                                                                                                                        3,323
                                                                                                        ----------------------
Oil Field Machinery & Equipment (4.60%)
Cameron International Corp (b)                                     34,500                                               2,691
Grant Prideco Inc (b)                                              21,400                                               1,200
National Oilwell Varco Inc (a)(b)                                 187,000                                              22,461
                                                                                                        ----------------------
                                                                                                                       26,352
                                                                                                        ----------------------
Oil Refining & Marketing (2.26%)
Holly Corp                                                        103,500                                               6,975
Tesoro Corp (a)                                                    31,200                                               1,554
Western Refining Inc (a)                                           79,400                                               4,406
                                                                                                        ----------------------
                                                                                                                       12,935
                                                                                                        ----------------------
Pharmacy Services (0.08%)
Express Scripts Inc (b)                                             8,600                                                 431
                                                                                                        ----------------------

Physician Practice Management (0.45%)
Pediatrix Medical Group Inc (b)                                    48,300                                               2,606
                                                                                                        ----------------------

Power Converter & Supply Equipment (0.27%)
Advanced Energy Industries Inc (b)                                 88,070                                               1,560
                                                                                                        ----------------------

Private Corrections (0.38%)
Corrections Corp of America (b)                                    75,400                                               2,175
                                                                                                        ----------------------


Property & Casualty Insurance (2.02%)
Chubb Corp                                                         92,400                                               4,658
Philadelphia Consolidated Holding Co (a)(b)                       130,400                                               4,713
WR Berkley Corp                                                    75,500                                               2,221
                                                                                                        ----------------------
                                                                                                                       11,592
                                                                                                        ----------------------
Racetracks (0.16%)
Penn National Gaming Inc (a)(b)                                    16,146                                                 928
                                                                                                        ----------------------

Real Estate Management & Services (0.77%)
CB Richard Ellis Group Inc (a)(b)                                 125,800                                               4,393
                                                                                                        ----------------------

REITS - Office Property (0.42%)
SL Green Realty Corp (a)                                           19,900                                               2,416
                                                                                                        ----------------------

Research & Development (1.76%)
Pharmaceutical Product Development Inc (a)                        300,700                                              10,073
                                                                                                        ----------------------

Retail - Apparel & Shoe (1.41%)
Abercrombie & Fitch Co                                              9,200                                                 643
Men's Wearhouse Inc (a)                                            64,600                                               3,191
Nordstrom Inc                                                      76,600                                               3,645
Ross Stores Inc (a)                                                20,000                                                 579
                                                                                                        ----------------------
                                                                                                                        8,058
                                                                                                        ----------------------
Retail - Auto Parts (1.11%)
Autozone Inc (b)                                                   50,100                                               6,353
                                                                                                        ----------------------

Retail - Computer Equipment (1.07%)
GameStop Corp (b)                                                 151,800                                               6,125
                                                                                                        ----------------------

Retail - Discount (0.89%)
Family Dollar Stores Inc                                           74,500                                               2,207
TJX Cos Inc                                                       104,700                                               2,905
                                                                                                        ----------------------
                                                                                                                        5,112
                                                                                                        ----------------------
Retail - Major Department Store (2.18%)
JC Penney Co Inc                                                  183,398                                              12,478
                                                                                                        ----------------------

Retail - Office Supplies (1.45%)
OfficeMax Inc                                                     252,800                                               8,312
                                                                                                        ----------------------

Retail - Regional Department Store (0.55%)
Kohl's Corp (b)                                                    35,100                                               2,134
Macy's Inc                                                         28,200                                               1,017
                                                                                                        ----------------------
                                                                                                                        3,151
                                                                                                        ----------------------
Retail - Restaurants (0.63%)
Burger King Holdings Inc (a)                                      124,200                                               3,017
Darden Restaurants Inc                                             14,500                                                 617
                                                                                                        ----------------------
                                                                                                                        3,634
                                                                                                        ----------------------
Savings & Loans - Thrifts (0.15%)
Provident Financial Services Inc                                   62,000                                                 874
                                                                                                        ----------------------

Semiconductor Component - Integrated Circuits (1.39%)
Cypress Semiconductor Corp (a)(b)                                  86,300                                               2,163
Integrated Device Technology Inc (b)                               23,700                                                 386
Marvell Technology Group Ltd (a)(b)                               300,800                                               5,414
                                                                                                        ----------------------
                                                                                                                        7,963
                                                                                                        ----------------------

Semiconductor Equipment (0.84%)
Lam Research Corp (b)                                              58,200                                               3,366
Varian Semiconductor Equipment Associates Inc (a)(b)               30,400                                               1,429
                                                                                                        ----------------------
                                                                                                                        4,795
                                                                                                        ----------------------
Steel - Producers (0.69%)
Nucor Corp (a)                                                     78,900                                               3,961
                                                                                                        ----------------------

Steel - Specialty (2.84%)
Allegheny Technologies Inc                                        154,817                                              16,245
                                                                                                        ----------------------

Telecommunication Equipment (0.52%)
CommScope Inc (b)                                                  21,000                                               1,143
Harris Corp                                                        33,100                                               1,817
                                                                                                        ----------------------
                                                                                                                        2,960
                                                                                                        ----------------------
Telecommunication Equipment - Fiber Optics (0.34%)
Ciena Corp (a)(b)                                                  53,200                                               1,943
                                                                                                        ----------------------

Therapeutics (2.60%)
Amylin Pharmaceuticals Inc (a)(b)                                 272,200                                              12,660
Theravance Inc (a)(b)                                              83,900                                               2,246
                                                                                                        ----------------------
                                                                                                                       14,906
                                                                                                        ----------------------
Transactional Software (0.37%)
VeriFone Holdings Inc (a)(b)                                       58,700                                               2,137
                                                                                                        ----------------------

Transport - Marine (0.13%)
Tidewater Inc (a)                                                  11,100                                                 759
                                                                                                        ----------------------

Vitamins & Nutrition Products (0.44%)
NBTY Inc (b)                                                       57,800                                               2,517
                                                                                                        ----------------------

Wire & Cable Products (0.58%)
Belden Inc (a)                                                     37,400                                               2,049
General Cable Corp (a)(b)                                          16,100                                               1,280
                                                                                                        ----------------------
                                                                                                                        3,329
                                                                                                        ----------------------
Wireless Equipment (1.43%)
American Tower Corp (b)                                           197,320                                               8,220
                                                                                                        ----------------------
TOTAL COMMON STOCKS                                                                                  $                562,122
                                                                                                        ----------------------
                                                                 Principal
                                                                 Amount                                     Value (000's)
                                                                 (000's)
MONEY MARKET FUNDS (22.61%)
Money Center Banks (22.61%)
BNY Institutional Cash Reserve Fund (c)                           129,536                                             129,536
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $                129,536
                                                                                                        ----------------------
Total Investments                                                                                    $                691,658
Liabilities in Excess of Other Assets, Net - (20.72)%                                                               (118,700)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $                572,958
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                               $                 38,383
Unrealized Depreciation                                                                                               (65,899)
                                                                                                         ----------------------
Net Unrealized Appreciation (Depreciation)                                                                            (27,516)
Cost for federal income tax purposes                                                                                   719,174
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                 Percent
--------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                               29.13%
Consumer, Cyclical                                                                                                      19.18%
Industrial                                                                                                              17.41%
Technology                                                                                                              16.05%
Consumer, Non-cyclical                                                                                                  14.46%
Energy                                                                                                                  11.72%
Basic Materials                                                                                                          5.77%
Communications                                                                                                           4.54%
Utilities                                                                                                                2.46%
Liabilities in Excess of Other Assets, Net                                                                           (-20.72%)
                                                                                                         ----------------------
TOTAL NET ASSETS                                                                                                       100.00%
                                                                                                         ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners MidCap Value Fund

                                                                 Shares                                     Value (000's)
                                                                   Held
COMMON STOCKS (99.46%)
Aerospace & Defense (0.39%)
Empresa Brasileira de Aeronautica SA ADR                           30,578                            $                  1,322
Spirit Aerosystems Holdings Inc (a)                                44,300                                               1,608
                                                                                                        ----------------------
                                                                                                                        2,930
                                                                                                        ----------------------
Airlines (0.61%)
US Airways Group Inc (a)                                          147,000                                               4,558
                                                                                                        ----------------------

Apparel Manufacturers (1.31%)
Jones Apparel Group Inc (b)                                       160,000                                               3,993
Liz Claiborne Inc (b)                                             165,500                                               5,816
                                                                                                        ----------------------
                                                                                                                        9,809
                                                                                                        ----------------------
Appliances (1.26%)
Whirlpool Corp (b)                                                 92,005                                               9,395
                                                                                                        ----------------------

Auto - Car & Light Trucks (0.83%)
Ford Motor Co (b)                                                 725,804                                               6,177
                                                                                                        ----------------------

Auto/Truck Parts & Equipment - Original (0.97%)
Autoliv Inc                                                        65,500                                               3,663
TRW Automotive Holdings Corp (a)(b)                               108,200                                               3,557
                                                                                                        ----------------------
                                                                                                                        7,220
                                                                                                        ----------------------
Batteries & Battery Systems (0.52%)
Energizer Holdings Inc (a)(b)                                      38,500                                               3,885
                                                                                                        ----------------------

Beverages - Non-Alcoholic (0.36%)
Pepsi Bottling Group Inc                                           79,900                                               2,673
                                                                                                        ----------------------

Beverages - Wine & Spirits (0.77%)
Constellation Brands Inc (a)(b)                                   263,431                                               5,777
                                                                                                        ----------------------

Brewery (0.26%)
Molson Coors Brewing Co (b)                                        21,500                                               1,912
                                                                                                        ----------------------

Building - Heavy Construction (1.25%)
Chicago Bridge & Iron Co NV                                       114,096                                               4,632
Perini Corp (a)(b)                                                 76,200                                               4,680
                                                                                                        ----------------------
                                                                                                                        9,312
                                                                                                        ----------------------
Building - Maintenance & Service (0.12%)
ABM Industries Inc                                                 36,000                                                 906
                                                                                                        ----------------------

Building - Residential & Commercial (2.91%)
Centex Corp                                                       158,888                                               5,928
Hovnanian Enterprises Inc (a)(b)                                  108,454                                               1,436
KB Home                                                           103,939                                               3,306
Lennar Corp                                                        85,500                                               2,622
Meritage Homes Corp (a)(b)                                         89,500                                               1,745
NVR Inc (a)(b)                                                      9,800                                               5,669
Ryland Group Inc (b)                                               29,900                                                 994
                                                                                                        ----------------------
                                                                                                                       21,700
                                                                                                        ----------------------

Chemicals - Diversified (2.14%)
Celanese Corp (b)                                                  91,500                                               3,431
FMC Corp                                                           46,000                                               4,100
PPG Industries Inc                                                 74,800                                               5,705
Rohm & Haas Co                                                     48,500                                               2,741
                                                                                                        ----------------------
                                                                                                                       15,977
                                                                                                        ----------------------
Chemicals - Specialty (0.89%)
Eastman Chemical Co                                                66,800                                               4,597
Lubrizol Corp                                                      32,600                                               2,043
                                                                                                        ----------------------
                                                                                                                        6,640
                                                                                                        ----------------------
Coal (0.18%)
Arch Coal Inc (b)                                                  45,203                                               1,351
                                                                                                        ----------------------

Commercial Banks (2.16%)
Colonial BancGroup Inc/The (b)                                    155,700                                               3,396
M&T Bank Corp (b)                                                  10,700                                               1,137
Marshall & Ilsley Corp (b)                                         71,700                                               2,955
UnionBanCal Corp                                                   55,800                                               3,084
Zions Bancorporation                                               74,600                                               5,561
                                                                                                        ----------------------
                                                                                                                       16,133
                                                                                                        ----------------------
Commercial Services (0.48%)
Convergys Corp (a)                                                186,400                                               3,551
                                                                                                        ----------------------

Computer Services (2.13%)
Computer Sciences Corp (a)                                        112,100                                               6,241
Electronic Data Systems Corp                                      191,100                                               5,158
Unisys Corp (a)                                                   552,400                                               4,469
                                                                                                        ----------------------
                                                                                                                       15,868
                                                                                                        ----------------------
Computers - Integrated Systems (0.82%)
NCR Corp (a)                                                      116,800                                               6,099
                                                                                                        ----------------------

Computers - Peripheral Equipment (0.41%)
Lexmark International Inc (a)                                      77,200                                               3,053
                                                                                                        ----------------------

Consulting Services (0.05%)
SAIC Inc (a)(b)                                                    20,500                                                 344
                                                                                                        ----------------------

Consumer Products - Miscellaneous (0.91%)
Clorox Co                                                          64,500                                               3,899
Jarden Corp (a)(b)                                                 79,400                                               2,869
                                                                                                        ----------------------
                                                                                                                        6,768
                                                                                                        ----------------------
Containers - Paper & Plastic (0.69%)
Bemis Co Inc (b)                                                  101,400                                               2,988
Sonoco Products Co                                                 59,400                                               2,178
                                                                                                        ----------------------
                                                                                                                        5,166
                                                                                                        ----------------------
Distribution & Wholesale (0.55%)
Ingram Micro Inc (a)                                              203,900                                               4,088
                                                                                                        ----------------------

Diversified Manufacturing Operations (3.07%)
Eaton Corp                                                        121,345                                              11,792
ITT Corp                                                           60,200                                               3,786
Parker Hannifin Corp                                               45,500                                               4,490
Teleflex Inc                                                       37,500                                               2,866
                                                                                                        ----------------------
                                                                                                                       22,934
                                                                                                        ----------------------

Diversified Minerals (0.57%)
Teck Cominco Ltd (b)                                               96,300                                               4,276
                                                                                                        ----------------------

Diversified Operations (0.29%)
Walter Industries Inc (b)                                          87,400                                               2,185
                                                                                                        ----------------------

Electric - Integrated (7.81%)
American Electric Power Co Inc                                    110,900                                               4,823
Constellation Energy Group Inc                                    134,300                                              11,254
DPL Inc (b)                                                       210,296                                               5,590
DTE Energy Co (b)                                                  38,800                                               1,799
Edison International                                              201,212                                              10,642
Entergy Corp                                                       25,500                                               2,549
FirstEnergy Corp                                                   91,600                                               5,565
Northeast Utilities (b)                                            30,100                                                 823
Pepco Holdings Inc                                                116,100                                               3,143
PG&E Corp                                                          89,200                                               3,819
PPL Corp                                                          100,900                                               4,756
Progress Energy Inc                                                43,800                                               1,912
Wisconsin Energy Corp                                              37,800                                               1,623
                                                                                                        ----------------------
                                                                                                                       58,298
                                                                                                        ----------------------
Electronic Components - Semiconductors (0.59%)
International Rectifier Corp (a)                                   81,559                                               2,994
LSI Corp (a)                                                      196,400                                               1,414
                                                                                                        ----------------------
                                                                                                                        4,408
                                                                                                        ----------------------
Electronic Parts Distribution (1.21%)
Arrow Electronics Inc (a)(b)                                      118,600                                               4,533
Avnet Inc (a)(b)                                                  118,400                                               4,485
                                                                                                        ----------------------
                                                                                                                        9,018
                                                                                                        ----------------------
Electronics - Military (0.21%)
L-3 Communications Holdings Inc                                    16,200                                               1,581
                                                                                                        ----------------------

Engineering - Research & Development Services (1.12%)
EMCOR Group Inc (a)                                                13,200                                                 474
McDermott International, Inc. (a)                                  41,400                                               3,434
URS Corp (a)                                                       89,800                                               4,423
                                                                                                        ----------------------
                                                                                                                        8,331
                                                                                                        ----------------------
Entertainment Software (0.53%)
Take-Two Interactive Software Inc (a)(b)                          224,100                                               3,951
                                                                                                        ----------------------

Fiduciary Banks (0.57%)
Northern Trust Corp                                                68,600                                               4,285
                                                                                                        ----------------------

Finance - Investment Banker & Broker (1.28%)
Bear Stearns Cos Inc/The (b)                                       43,344                                               5,254
Jefferies Group Inc                                               148,300                                               3,896
Raymond James Financial Inc (b)                                    12,900                                                 396
                                                                                                        ----------------------
                                                                                                                        9,546
                                                                                                        ----------------------
Finance - Mortgage Loan/Banker (0.35%)
IndyMac Bancorp Inc (b)                                           119,983                                               2,640
                                                                                                        ----------------------

Financial Guarantee Insurance (1.14%)
MGIC Investment Corp                                              107,500                                               4,156
PMI Group Inc/The (b)                                             128,932                                               4,393
                                                                                                        ----------------------
                                                                                                                        8,549
                                                                                                        ----------------------

Food - Confectionery (0.41%)
Hershey Co/The                                                     66,300                                               3,056
                                                                                                        ----------------------

Food - Meat Products (1.97%)
Hormel Foods Corp                                                  55,800                                               1,921
Smithfield Foods Inc (a)(b)                                       294,300                                               9,141
Tyson Foods Inc                                                   170,200                                               3,625
                                                                                                        ----------------------
                                                                                                                       14,687
                                                                                                        ----------------------
Food - Miscellaneous/Diversified (3.38%)
Campbell Soup Co                                                  103,000                                               3,793
ConAgra Foods Inc                                                 443,700                                              11,248
HJ Heinz Co                                                       120,300                                               5,264
Sara Lee Corp                                                     313,600                                               4,971
                                                                                                        ----------------------
                                                                                                                       25,276
                                                                                                        ----------------------
Food - Retail (0.97%)
Safeway Inc                                                       227,900                                               7,263
                                                                                                        ----------------------

Food - Wholesale & Distribution (0.21%)
SUPERVALU Inc                                                      37,300                                               1,554
                                                                                                        ----------------------

Gas - Distribution (2.75%)
Atmos Energy Corp (b)                                             274,501                                               7,705
NiSource Inc                                                      252,300                                               4,811
Sempra Energy                                                     132,200                                               6,970
UGI Corp                                                           41,400                                               1,069
                                                                                                        ----------------------
                                                                                                                       20,555
                                                                                                        ----------------------
Independent Power Producer (1.16%)
Mirant Corp (a)                                                   136,112                                               5,149
NRG Energy Inc (a)(b)                                              91,586                                               3,531
                                                                                                        ----------------------
                                                                                                                        8,680
                                                                                                        ----------------------
Industrial Gases (0.65%)
Air Products & Chemicals Inc                                       56,400                                               4,871
                                                                                                        ----------------------

Insurance Brokers (0.91%)
AON Corp                                                          169,600                                               6,791
                                                                                                        ----------------------

Internet Application Software (0.11%)
RealNetworks Inc (a)(b)                                           115,400                                                 822
                                                                                                        ----------------------

Internet Security (0.23%)
Check Point Software Technologies (a)(b)                           71,518                                               1,742
                                                                                                        ----------------------

Investment Management & Advisory Services (1.08%)
Ameriprise Financial Inc                                          119,400                                               7,196
Legg Mason Inc                                                     10,026                                                 903
                                                                                                        ----------------------
                                                                                                                        8,099
                                                                                                        ----------------------
Leisure & Recreation Products (0.54%)
Brunswick Corp/DE (b)                                             143,500                                               4,012
                                                                                                        ----------------------

Life & Health Insurance (1.62%)
Cigna Corp                                                         83,900                                               4,332
Protective Life Corp                                               95,300                                               4,100
Reinsurance Group of America Inc                                   12,500                                                 666
StanCorp Financial Group Inc                                       64,474                                               3,028
                                                                                                        ----------------------
                                                                                                                       12,126
                                                                                                        ----------------------

Machinery - Construction & Mining (0.88%)
Joy Global Inc (b)                                                 28,038                                               1,387
Terex Corp (a)                                                     59,706                                               5,150
                                                                                                        ----------------------
                                                                                                                        6,537
                                                                                                        ----------------------
Medical - Drugs (0.77%)
King Pharmaceuticals Inc (a)(b)                                   247,400                                               4,209
Shire PLC ADR                                                      21,320                                               1,573
                                                                                                        ----------------------
                                                                                                                        5,782
                                                                                                        ----------------------
Medical - HMO (0.59%)
Aetna Inc                                                          63,305                                               3,043
Coventry Health Care Inc (a)                                       24,781                                               1,383
                                                                                                        ----------------------
                                                                                                                        4,426
                                                                                                        ----------------------
Medical - Hospitals (0.08%)
Universal Health Services Inc                                      12,000                                                 629
                                                                                                        ----------------------

Medical - Wholesale Drug Distribution (0.66%)
AmerisourceBergen Corp                                            104,900                                               4,942
                                                                                                        ----------------------

Medical Instruments (0.47%)
Beckman Coulter Inc (b)                                            49,700                                               3,520
                                                                                                        ----------------------

Metal - Diversified (0.85%)
Freeport-McMoRan Copper & Gold Inc                                 67,200                                               6,315
                                                                                                        ----------------------

Metal - Iron (0.35%)
Cleveland-Cliffs Inc                                               38,200                                               2,646
                                                                                                        ----------------------

Metal Processors & Fabrication (1.16%)
Commercial Metals Co                                              142,800                                               4,404
Timken Co                                                         128,600                                               4,295
                                                                                                        ----------------------
                                                                                                                        8,699
                                                                                                        ----------------------
Motorcycle/Motor Scooter (0.61%)
Harley-Davidson Inc                                                79,064                                               4,532
                                                                                                        ----------------------

Multi-Line Insurance (2.40%)
American Financial Group Inc/OH (b)                                75,600                                               2,123
Assurant Inc (b)                                                  182,600                                               9,261
CNA Financial Corp (b)                                             87,900                                               3,650
Old Republic International Corp                                   155,600                                               2,854
                                                                                                        ----------------------
                                                                                                                       17,888
                                                                                                        ----------------------
Non-Hazardous Waste Disposal (0.33%)
Republic Services Inc                                              76,500                                               2,444
                                                                                                        ----------------------

Office Automation & Equipment (1.01%)
Xerox Corp (a)                                                    431,000                                               7,525
                                                                                                        ----------------------

Oil - Field Services (0.37%)
Oceaneering International Inc (a)(b)                               49,600                                               2,786
                                                                                                        ----------------------

Oil & Gas Drilling (1.63%)
Nabors Industries Ltd (a)(b)                                      125,500                                               3,669
Noble Corp (b)                                                     42,700                                               4,375
Patterson-UTI Energy Inc (b)                                      180,600                                               4,136
                                                                                                        ----------------------
                                                                                                                       12,180
                                                                                                        ----------------------
Oil Company - Exploration & Production (1.98%)
Canadian Natural Resources Ltd (b)                                 27,317                                               1,869

Oil Company - Exploration & Production
Denbury Resources Inc (a)                                          61,207                                               2,448
Murphy Oil Corp (b)                                                85,200                                               5,286
Quicksilver Resources Inc (a)                                      42,799                                               1,803
Southwestern Energy Co (a)                                         29,587                                               1,202
Talisman Energy Inc (b)                                            79,680                                               1,459
XTO Energy Inc                                                     13,539                                                 738
                                                                                                        ----------------------
                                                                                                                       14,805
                                                                                                        ----------------------
Oil Company - Integrated (1.10%)
Hess Corp                                                         134,700                                               8,244
                                                                                                        ----------------------

Oil Refining & Marketing (0.85%)
Frontier Oil Corp                                                  93,900                                               3,637
Sunoco Inc                                                         40,526                                               2,704
                                                                                                        ----------------------
                                                                                                                        6,341
                                                                                                        ----------------------
Pipelines (0.59%)
Oneok Inc                                                          87,200                                               4,425
                                                                                                        ----------------------

Printing - Commercial (0.53%)
RR Donnelley & Sons Co                                             94,200                                               3,981
                                                                                                        ----------------------

Property & Casualty Insurance (2.29%)
Fidelity National Financial Inc (b)                               403,500                                               8,429
First American Corp                                                72,400                                               3,351
WR Berkley Corp                                                   147,300                                               4,334
Zenith National Insurance Corp                                     24,165                                                 975
                                                                                                        ----------------------
                                                                                                                       17,089
                                                                                                        ----------------------
Publishing - Newspapers (0.86%)
Gannett Co Inc                                                    128,400                                               6,407
                                                                                                        ----------------------

Racetracks (0.17%)
International Speedway Corp (b)                                    27,100                                               1,298
                                                                                                        ----------------------

Regional Banks (0.19%)
Comerica Inc                                                       27,600                                               1,453
                                                                                                        ----------------------

Reinsurance (1.03%)
Axis Capital Holdings Ltd (b)                                      42,200                                               1,555
Endurance Specialty Holdings Ltd (b)                               88,502                                               3,310
Everest Re Group Ltd                                                  400                                                  39
Odyssey Re Holdings Corp (b)                                       57,700                                               2,031
Transatlantic Holdings Inc                                         10,100                                                 739
                                                                                                        ----------------------
                                                                                                                        7,674
                                                                                                        ----------------------
REITS - Apartments (0.97%)
Apartment Investment & Management Co (b)                           43,700                                               1,846
AvalonBay Communities Inc (b)                                      22,800                                               2,462
Camden Property Trust                                              53,405                                               2,935
                                                                                                        ----------------------
                                                                                                                        7,243
                                                                                                        ----------------------
REITS - Diversified (2.09%)
Colonial Properties Trust (b)                                     134,305                                               4,646
Duke Realty Corp                                                   71,500                                               2,337
iStar Financial Inc (b)                                           133,585                                               4,853
Liberty Property Trust (b)                                         99,600                                               3,736
                                                                                                        ----------------------
                                                                                                                       15,572
                                                                                                        ----------------------

REITS - Healthcare (0.57%)
Ventas Inc (b)                                                    130,300                                               4,250
                                                                                                        ----------------------

REITS - Hotels (1.22%)
Hospitality Properties Trust                                      105,200                                               4,035
Host Hotels & Resorts Inc (b)                                     240,900                                               5,088
                                                                                                        ----------------------
                                                                                                                        9,123
                                                                                                        ----------------------
REITS - Mortgage (0.49%)
Annaly Capital Management Inc (b)                                 255,100                                               3,686
                                                                                                        ----------------------

REITS - Office Property (0.17%)
Brandywine Realty Trust                                            52,200                                               1,259
                                                                                                        ----------------------

REITS - Regional Malls (0.62%)
General Growth Properties Inc                                      97,100                                               4,659
                                                                                                        ----------------------

REITS - Shopping Centers (1.55%)
Developers Diversified Realty Corp (b)                             93,275                                               4,477
Kimco Realty Corp (b)                                             148,400                                               5,540
Regency Centers Corp (b)                                           24,000                                               1,557
                                                                                                        ----------------------
                                                                                                                       11,574
                                                                                                        ----------------------
REITS - Storage (0.51%)
Public Storage Inc                                                 54,300                                               3,806
                                                                                                        ----------------------

REITS - Warehouse & Industrial (1.59%)
EastGroup Properties Inc (b)                                       19,200                                                 792
First Industrial Realty Trust Inc                                 147,841                                               5,723
Prologis                                                           94,000                                               5,348
                                                                                                        ----------------------
                                                                                                                       11,863
                                                                                                        ----------------------
Retail - Apparel & Shoe (0.83%)
Gap Inc/The                                                       360,800                                               6,206
                                                                                                        ----------------------

Retail - Auto Parts (0.22%)
Advance Auto Parts Inc                                             46,669                                               1,623
                                                                                                        ----------------------

Retail - Automobile (0.58%)
AutoNation Inc (a)(b)                                             222,696                                               4,338
                                                                                                        ----------------------

Retail - Bookstore (0.47%)
Barnes & Noble Inc                                                104,100                                               3,493
                                                                                                        ----------------------

Retail - Discount (0.68%)
BJ's Wholesale Club Inc (a)(b)                                     68,100                                               2,313
TJX Cos Inc                                                        99,782                                               2,769
                                                                                                        ----------------------
                                                                                                                        5,082
                                                                                                        ----------------------
Retail - Drug Store (0.42%)
Rite Aid Corp (a)(b)                                              563,600                                               3,105
                                                                                                        ----------------------

Retail - Restaurants (0.06%)
CEC Entertainment Inc (a)(b)                                       13,900                                                 410
                                                                                                        ----------------------

Steel - Producers (1.29%)
United States Steel Corp                                           97,900                                               9,623
                                                                                                        ----------------------


Telecommunication Equipment (0.35%)
Arris Group Inc (a)                                               175,818                                               2,606
                                                                                                        ----------------------

Telecommunication Services (0.82%)
Embarq Corp (b)                                                    99,200                                               6,130
                                                                                                        ----------------------

Telephone - Integrated (0.93%)
Qwest Communications International Inc (a)(b)                     815,900                                               6,960
                                                                                                        ----------------------

Tobacco (1.34%)
Loews Corp - Carolina Group                                        73,500                                               5,570
UST Inc (b)                                                        82,200                                               4,402
                                                                                                        ----------------------
                                                                                                                        9,972
                                                                                                        ----------------------
Tools - Hand Held (0.52%)
Black & Decker Corp                                                44,900                                               3,887
                                                                                                        ----------------------

Toys (0.98%)
Hasbro Inc                                                         70,600                                               1,978
Mattel Inc                                                        233,300                                               5,345
                                                                                                        ----------------------
                                                                                                                        7,323
                                                                                                        ----------------------
Transport - Marine (0.65%)
Ship Finance International Ltd (b)                                174,403                                               4,875
                                                                                                        ----------------------

Transport - Truck (0.09%)
Con-way Inc                                                        13,656                                                 674
                                                                                                        ----------------------
TOTAL COMMON STOCKS                                                                                  $                742,738
                                                                                                        ----------------------
                                                                 Principal
                                                                 Amount                                     Value (000's)
                                                                 (000's)
MONEY MARKET FUNDS (20.44%)
Money Center Banks (20.44%)
BNY Institutional Cash Reserve Fund (c)                           152,644                                             152,644
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $                152,644
                                                                                                        ----------------------
Total Investments                                                                                    $                895,382
Liabilities in Excess of Other Assets, Net - (19.90)%                                                               (148,596)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $                746,786
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                              $                 60,843
Unrealized Depreciation                                                                                              (70,548)
                                                                                                        ----------------------
Net Unrealized Appreciation (Depreciation)                                                                            (9,705)
Cost for federal income tax purposes                                                                                  905,087
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                              45.26%
Consumer, Non-cyclical                                                                                                 14.33%
Consumer, Cyclical                                                                                                     13.98%
Industrial                                                                                                             12.09%
Utilities                                                                                                              11.72%
Basic Materials                                                                                                         6.74%
Energy                                                                                                                  6.71%
Technology                                                                                                              5.48%
Communications                                                                                                          3.30%
Diversified                                                                                                             0.29%
Liabilities in Excess of Other Assets, Net                                                                          (-19.90%)
                                                                                                        ----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                        ======================


Schedule of Investments

July 31, 2007 (unaudited)
Partners MidCap Value Fund I

                                                                     Shares                                     Value (000's)
                                                                       Held
COMMON STOCKS (100.14%)
Advertising Services (0.08%)
Getty Images Inc (a)                                                   16,850                            $                    757
                                                                                                            ----------------------

Aerospace & Defense (1.36%)
Lockheed Martin Corp                                                    2,500                                                 246
Northrop Grumman Corp                                                  63,000                                               4,795
Raytheon Co                                                             3,938                                                 218
Rockwell Collins Inc (b)                                              122,710                                               8,430
                                                                                                            ----------------------
                                                                                                                           13,689
                                                                                                            ----------------------
Aerospace & Defense Equipment (0.75%)
Alliant Techsystems Inc (a)(b)                                         62,540                                               6,198
DRS Technologies Inc (b)                                               14,377                                                 753
Goodrich Corp                                                           9,023                                                 568
                                                                                                            ----------------------
                                                                                                                            7,519
                                                                                                            ----------------------
Agricultural Operations (0.01%)
Bunge Ltd (b)                                                             500                                                  45
                                                                                                            ----------------------

Airlines (0.38%)
Southwest Airlines Co (b)                                             181,590                                               2,844
US Airways Group Inc (a)(b)                                            33,000                                               1,023
                                                                                                            ----------------------
                                                                                                                            3,867
                                                                                                            ----------------------
Apparel Manufacturers (0.47%)
Jones Apparel Group Inc (b)                                           138,600                                               3,459
Liz Claiborne Inc (b)                                                  35,740                                               1,256
VF Corp                                                                   600                                                  52
                                                                                                            ----------------------
                                                                                                                            4,767
                                                                                                            ----------------------
Appliances (0.37%)
Whirlpool Corp (b)                                                     36,500                                               3,727
                                                                                                            ----------------------

Audio & Video Products (0.02%)
Harman International Industries Inc                                     1,700                                                 197
                                                                                                            ----------------------

Auto - Car & Light Trucks (0.60%)
Ford Motor Co (b)                                                     640,205                                               5,448
General Motors Corp (b)                                                18,822                                                 610
                                                                                                            ----------------------
                                                                                                                            6,058
                                                                                                            ----------------------
Auto Repair Centers (0.00%)
TravelCenters of America LLC (a)(b)                                       526                                                  19
                                                                                                            ----------------------

Auto/Truck Parts & Equipment - Original (2.32%)
Autoliv Inc                                                            14,038                                                 785
BorgWarner Inc                                                         26,640                                               2,303
Dana Corp (a)                                                          11,100                                                   7
Johnson Controls Inc                                                  132,180                                              14,956
Tenneco Inc (a)(b)                                                     95,780                                               3,381
TRW Automotive Holdings Corp (a)                                       59,283                                               1,949
                                                                                                            ----------------------
                                                                                                                           23,381
                                                                                                            ----------------------
Beverages - Non-Alcoholic (0.40%)
Coca-Cola Enterprises Inc                                             101,460                                               2,299

Beverages - Non-Alcoholic
Pepsi Bottling Group Inc                                               46,023                                               1,540
PepsiAmericas Inc                                                       5,600                                                 155
                                                                                                            ----------------------
                                                                                                                            3,994
                                                                                                            ----------------------
Brewery (0.20%)
Molson Coors Brewing Co (b)                                            23,068                                               2,052
                                                                                                            ----------------------

Broadcasting Services & Programming (0.19%)
Liberty Media Corp - Capital Series A (a)(b)                           16,976                                               1,943
                                                                                                            ----------------------

Building - Mobile Home & Manufactured Housing (0.05%)
Thor Industries Inc (b)                                                11,200                                                 459
                                                                                                            ----------------------

Building - Residential & Commercial (0.39%)
Centex Corp                                                             4,414                                                 165
DR Horton Inc                                                           1,900                                                  31
Lennar Corp                                                           103,531                                               3,174
NVR Inc (a)(b)                                                          1,000                                                 578
                                                                                                            ----------------------
                                                                                                                            3,948
                                                                                                            ----------------------
Building & Construction Products - Miscellaneous (0.14%)
USG Corp (a)(b)                                                        34,289                                               1,423
                                                                                                            ----------------------

Building Products - Air & Heating (0.75%)
American Standard Cos Inc                                              78,179                                               4,225
Lennox International Inc (b)                                           86,810                                               3,325
                                                                                                            ----------------------
                                                                                                                            7,550
                                                                                                            ----------------------
Cable TV (0.71%)
Cablevision Systems Corp (a)                                           44,614                                               1,588
Charter Communications Inc (a)(b)                                    1,380,540                                              5,605
                                                                                                            ----------------------
                                                                                                                            7,193
                                                                                                            ----------------------
Casino Hotels (0.33%)
Boyd Gaming Corp                                                       75,580                                               3,333
                                                                                                            ----------------------

Casino Services (0.01%)
Scientific Games Corp (a)(b)                                            4,200                                                 144
                                                                                                            ----------------------

Cellular Telecommunications (0.83%)
Leap Wireless International Inc (a)                                    27,900                                               2,466
MetroPCS Communications Inc (a)                                       146,720                                               5,373
US Cellular Corp (a)                                                    5,600                                                 543
                                                                                                            ----------------------
                                                                                                                            8,382
                                                                                                            ----------------------
Chemicals - Diversified (1.22%)
Celanese Corp (b)                                                      49,018                                               1,838
Dow Chemical Co/The                                                   109,561                                               4,764
EI Du Pont de Nemours & Co                                              3,366                                                 157
FMC Corp                                                               32,317                                               2,881
Huntsman Corp.                                                         53,940                                               1,373
Lyondell Chemical Co                                                   12,637                                                 567
PPG Industries Inc                                                      7,300                                                 557
Westlake Chemical Corp (b)                                              4,800                                                 120
                                                                                                            ----------------------
                                                                                                                           12,257
                                                                                                            ----------------------
Chemicals - Specialty (1.76%)
Albemarle Corp                                                         42,400                                               1,706
Ashland Inc                                                            92,374                                               5,640
Cabot Corp                                                             34,040                                               1,374
Chemtura Corp                                                         407,450                                               4,250
Cytec Industries Inc                                                   53,307                                               3,571
Chemicals - Specialty
International Flavors & Fragrances Inc                                 23,100                                               1,158
                                                                                                            ----------------------
                                                                                                                           17,699
                                                                                                            ----------------------
Coal (0.17%)
Arch Coal Inc (b)                                                      16,509                                                 493
Foundation Coal Holdings Inc (b)                                       16,400                                                 572
Massey Energy Co                                                       29,651                                                 633
                                                                                                            ----------------------
                                                                                                                            1,698
                                                                                                            ----------------------
Coatings & Paint (0.24%)
RPM International Inc (b)                                              44,379                                               1,043
Valspar Corp                                                           50,400                                               1,391
                                                                                                            ----------------------
                                                                                                                            2,434
                                                                                                            ----------------------
Commercial Banks (4.18%)
BOK Financial Corp (b)                                                  3,464                                                 173
Commerce Bancorp Inc/NJ (b)                                           144,010                                               4,817
Commerce Bancshares Inc/Kansas City MO                                 98,052                                               4,358
Compass Bancshares Inc                                                  8,426                                                 584
First Horizon National Corp (b)                                        61,689                                               1,957
M&T Bank Corp (b)                                                      94,944                                              10,092
People's United Financial Inc                                         107,065                                               1,726
Popular Inc (b)                                                        16,400                                                 216
Regions Financial Corp                                                 11,254                                                 338
Synovus Financial Corp (b)                                              6,000                                                 168
UnionBanCal Corp                                                       99,899                                               5,521
Webster Financial Corp                                                195,670                                               8,504
Zions Bancorporation                                                   48,213                                               3,594
                                                                                                            ----------------------
                                                                                                                           42,048
                                                                                                            ----------------------
Commercial Services (0.19%)
ChoicePoint Inc (a)                                                    49,460                                               1,916
                                                                                                            ----------------------

Commercial Services - Finance (0.73%)
H&R Block Inc (b)                                                     367,670                                               7,335
                                                                                                            ----------------------

Computer Services (0.98%)
Computer Sciences Corp (a)                                             43,760                                               2,437
Electronic Data Systems Corp                                          276,168                                               7,454
Unisys Corp (a)                                                         1,428                                                  11
                                                                                                            ----------------------
                                                                                                                            9,902
                                                                                                            ----------------------
Computers - Integrated Systems (0.27%)
Diebold Inc                                                            16,683                                                 846
NCR Corp (a)                                                           34,360                                               1,794
Riverbed Technology Inc (a)(b)                                          1,500                                                  66
                                                                                                            ----------------------
                                                                                                                            2,706
                                                                                                            ----------------------
Computers - Memory Devices (1.10%)
SanDisk Corp (a)(b)                                                    28,860                                               1,548
Seagate Technology                                                    404,817                                               9,517
                                                                                                            ----------------------
                                                                                                                           11,065
                                                                                                            ----------------------
Consulting Services (0.34%)
BearingPoint Inc (a)(b)                                               525,405                                               3,426
                                                                                                            ----------------------

Consumer Products - Miscellaneous (1.81%)
Clorox Co                                                             163,725                                               9,899
Fortune Brands Inc (b)                                                 71,200                                               5,788
Jarden Corp (a)(b)                                                     64,590                                               2,334
Scotts Miracle-Gro Co/The                                               4,200                                                 172
                                                                                                            ----------------------
                                                                                                                           18,193
                                                                                                            ----------------------

Containers - Metal & Glass (0.24%)
Owens-Illinois Inc (a)                                                 59,298                                               2,371
                                                                                                            ----------------------

Containers - Paper & Plastic (0.19%)
Bemis Co Inc                                                           32,100                                                 946
Pactiv Corp (a)                                                           206                                                   6
Sonoco Products Co                                                     25,900                                                 950
                                                                                                            ----------------------
                                                                                                                            1,902
                                                                                                            ----------------------
Cosmetics & Toiletries (0.16%)
Avon Products Inc                                                      34,896                                               1,257
Bare Escentuals Inc (a)(b)                                             11,000                                                 310
                                                                                                            ----------------------
                                                                                                                            1,567
                                                                                                            ----------------------
Data Processing & Management (0.10%)
Dun & Bradstreet Corp                                                   7,316                                                 715
Fair Isaac Corp (b)                                                       620                                                  24
Fidelity National Information Services                                  6,214                                                 309
                                                                                                            ----------------------
                                                                                                                            1,048
                                                                                                            ----------------------
Distribution & Wholesale (0.10%)
Genuine Parts Co                                                        2,000                                                  95
WESCO International Inc (a)(b)                                         17,700                                                 948
                                                                                                            ----------------------
                                                                                                                            1,043
                                                                                                            ----------------------
Diversified Manufacturing Operations (2.19%)
3M Co                                                                   7,116                                                 633
Brink's Co/The                                                          6,639                                                 406
Carlisle Cos Inc (b)                                                    5,250                                                 238
Cooper Industries Ltd                                                 153,696                                               8,134
Danaher Corp (b)                                                          716                                                  53
Eaton Corp                                                             52,920                                               5,143
Honeywell International Inc                                             7,800                                                 448
ITT Corp                                                                4,100                                                 258
Leggett & Platt Inc (b)                                                80,383                                               1,666
Pentair Inc                                                             1,080                                                  39
SPX Corp                                                               21,392                                               2,008
Teleflex Inc                                                           12,600                                                 963
Textron Inc                                                            18,300                                               2,066
                                                                                                            ----------------------
                                                                                                                           22,055
                                                                                                            ----------------------
Diversified Operations (0.19%)
Leucadia National Corp (b)                                             50,011                                               1,880
Walter Industries Inc (b)                                               3,100                                                  78
                                                                                                            ----------------------
                                                                                                                            1,958
                                                                                                            ----------------------
E-Commerce - Services (0.03%)
Expedia Inc (a)                                                        10,592                                                 282
HLTH Corp (a)(b)                                                        3,740                                                  47
                                                                                                            ----------------------
                                                                                                                              329
                                                                                                            ----------------------
Electric - Generation (0.19%)
AES Corp/The (a)                                                       95,900                                               1,884
                                                                                                            ----------------------

Electric - Integrated (12.20%)
Alliant Energy Corp                                                    18,000                                                 665
American Electric Power Co Inc                                        224,953                                               9,783
CMS Energy Corp                                                       200,491                                               3,240
Consolidated Edison Inc (b)                                            74,750                                               3,265
Constellation Energy Group Inc                                         44,620                                               3,739
DPL Inc (b)                                                           421,858                                              11,213
DTE Energy Co (b)                                                       3,840                                                 178
Edison International                                                  211,628                                              11,193
Energy East Corp                                                          100                                                   3

Electric - Integrated
Entergy Corp                                                          173,843                                              17,377
Exelon Corp                                                            15,000                                               1,052
FirstEnergy Corp                                                      114,677                                               6,967
FPL Group Inc                                                          95,357                                               5,505
Great Plains Energy Inc (b)                                            83,821                                               2,327
Hawaiian Electric Industries Inc (b)                                   19,000                                                 433
Integrys Energy Group Inc (b)                                          78,785                                               3,899
Northeast Utilities                                                    29,232                                                 799
NSTAR                                                                   1,198                                                  38
OGE Energy Corp                                                        41,284                                               1,369
Pepco Holdings Inc                                                     47,328                                               1,281
PG&E Corp                                                             205,184                                               8,784
Pinnacle West Capital Corp                                             22,415                                                 840
PPL Corp                                                              328,225                                              15,472
Progress Energy Inc (b)                                                85,996                                               3,755
Public Service Enterprise Group Inc                                    12,394                                               1,032
SCANA Corp                                                             44,310                                               1,656
TXU Corp                                                               11,692                                                 763
Wisconsin Energy Corp                                                 101,841                                               4,372
Xcel Energy Inc                                                        94,000                                               1,908
                                                                                                            ----------------------
                                                                                                                          122,908
                                                                                                            ----------------------
Electric Products - Miscellaneous (0.01%)
Molex Inc                                                               1,700                                                  48
                                                                                                            ----------------------

Electronic Components - Miscellaneous (0.18%)
Jabil Circuit Inc                                                      34,670                                                 781
Solectron Corp (a)(b)                                                 268,281                                               1,009
                                                                                                            ----------------------
                                                                                                                            1,790
                                                                                                            ----------------------
Electronic Components - Semiconductors (0.61%)
Advanced Micro Devices Inc (a)                                          3,370                                                  46
International Rectifier Corp (a)                                       58,200                                               2,137
LSI Corp (a)(b)                                                       239,870                                               1,727
Micron Technology Inc (a)(b)                                              100                                                   1
National Semiconductor Corp                                            60,940                                               1,584
Silicon Laboratories Inc (a)(b)                                         3,800                                                 132
Spansion Inc (a)(b)                                                    16,353                                                 173
Texas Instruments Inc                                                   9,000                                                 317
                                                                                                            ----------------------
                                                                                                                            6,117
                                                                                                            ----------------------
Electronic Connectors (1.14%)
Amphenol Corp (b)                                                     336,242                                              11,520
                                                                                                            ----------------------

Electronic Design Automation (0.10%)
Synopsys Inc (a)                                                       42,808                                               1,047
                                                                                                            ----------------------

Electronic Measurement Instruments (0.07%)
Tektronix Inc                                                          22,309                                                 733
                                                                                                            ----------------------

Electronic Parts Distribution (0.03%)
Avnet Inc (a)(b)                                                        8,600                                                 326
                                                                                                            ----------------------

Engineering - Research & Development Services (0.44%)
Fluor Corp (b)                                                         11,929                                               1,378
KBR Inc (a)                                                            11,500                                                 369
Shaw Group Inc/The (a)(b)                                              34,052                                               1,812
URS Corp (a)                                                           17,600                                                 867
                                                                                                            ----------------------
                                                                                                                            4,426
                                                                                                            ----------------------

Engines - Internal Combustion (0.15%)
Briggs & Stratton Corp (b)                                              1,326                                                  38
Cummins Inc                                                            12,066                                               1,432
                                                                                                            ----------------------
                                                                                                                            1,470
                                                                                                            ----------------------
Entertainment Software (1.00%)
Activision Inc (a)(b)                                                 586,572                                              10,036
                                                                                                            ----------------------

Fiduciary Banks (1.24%)
Bank of New York Mellon Corp/The                                       62,100                                               2,643
Northern Trust Corp                                                   147,342                                               9,203
State Street Corp                                                      10,000                                                 670
                                                                                                            ----------------------
                                                                                                                           12,516
                                                                                                            ----------------------
Finance - Commercial (0.60%)
CIT Group Inc                                                         146,766                                               6,044
                                                                                                            ----------------------

Finance - Credit Card (0.02%)
Discover Financial Services (a)                                         8,845                                                 204
                                                                                                            ----------------------

Finance - Investment Banker & Broker (1.51%)
AG Edwards Inc                                                          4,789                                                 387
Bear Stearns Cos Inc/The (b)                                           68,247                                               8,273
E*Trade Financial Corp (a)                                             78,403                                               1,452
Goldman Sachs Group Inc/The                                             5,495                                               1,035
Lazard Ltd                                                             52,480                                               1,943
Lehman Brothers Holdings Inc (b)                                       31,700                                               1,965
TD Ameritrade Holding Corp (a)(b)                                       6,221                                                 106
                                                                                                            ----------------------
                                                                                                                           15,161
                                                                                                            ----------------------
Finance - Mortgage Loan/Banker (0.03%)
Countrywide Financial Corp                                              8,860                                                 249
Freddie Mac                                                             1,600                                                  92
                                                                                                            ----------------------
                                                                                                                              341
                                                                                                            ----------------------
Finance - Other Services (0.24%)
NYSE Euronext (b)                                                      31,854                                               2,453
                                                                                                            ----------------------

Financial Guarantee Insurance (2.39%)
AMBAC Financial Group Inc                                             156,910                                              10,537
MBIA Inc (b)                                                            7,312                                                 410
MGIC Investment Corp (b)                                              152,305                                               5,888
PMI Group Inc/The                                                     151,229                                               5,152
Radian Group Inc (b)                                                   62,012                                               2,091
                                                                                                            ----------------------
                                                                                                                           24,078
                                                                                                            ----------------------
Food - Canned (0.25%)
Del Monte Foods Co                                                    214,284                                               2,486
                                                                                                            ----------------------

Food - Meat Products (0.56%)
Smithfield Foods Inc (a)(b)                                           152,184                                               4,727
Tyson Foods Inc (b)                                                    42,988                                                 915
                                                                                                            ----------------------
                                                                                                                            5,642
                                                                                                            ----------------------
Food - Miscellaneous/Diversified (0.40%)
ConAgra Foods Inc                                                      13,500                                                 342
Corn Products International Inc                                        23,488                                               1,048
Kellogg Co                                                             34,100                                               1,767
Kraft Foods Inc                                                         8,300                                                 272
Sara Lee Corp (b)                                                      37,047                                                 587
                                                                                                            ----------------------
                                                                                                                            4,016
                                                                                                            ----------------------

Food - Retail (0.77%)
Kroger Co/The                                                          94,942                                               2,465
Safeway Inc                                                           166,307                                               5,300
                                                                                                            ----------------------
                                                                                                                            7,765
                                                                                                            ----------------------
Food - Wholesale & Distribution (1.27%)
SUPERVALU Inc                                                         288,360                                              12,016
SYSCO Corp                                                             24,424                                                 779
                                                                                                            ----------------------
                                                                                                                           12,795
                                                                                                            ----------------------
Forestry (0.30%)
Plum Creek Timber Co Inc (b)                                           52,505                                               2,040
Weyerhaeuser Co                                                        13,301                                                 948
                                                                                                            ----------------------
                                                                                                                            2,988
                                                                                                            ----------------------
Gas - Distribution (0.67%)
AGL Resources Inc                                                       8,926                                                 336
Atmos Energy Corp (b)                                                  39,403                                               1,106
Energen Corp                                                           33,600                                               1,778
NiSource Inc                                                          129,213                                               2,464
Sempra Energy                                                           9,400                                                 496
UGI Corp                                                               13,132                                                 339
Vectren Corp (b)                                                        7,966                                                 199
                                                                                                            ----------------------
                                                                                                                            6,718
                                                                                                            ----------------------
Home Decoration Products (0.90%)
Newell Rubbermaid Inc                                                 343,650                                               9,090
                                                                                                            ----------------------

Hospital Beds & Equipment (0.01%)
Hillenbrand Industries Inc                                              2,135                                                 135
                                                                                                            ----------------------

Hotels & Motels (0.12%)
Starwood Hotels & Resorts Worldwide Inc                                18,748                                               1,180
                                                                                                            ----------------------

Human Resources (0.76%)
Hewitt Associates Inc (a)                                             112,105                                               3,354
Manpower Inc                                                              440                                                  35
Monster Worldwide Inc (a)(b)                                          109,480                                               4,258
                                                                                                            ----------------------
                                                                                                                            7,647
                                                                                                            ----------------------
Independent Power Producer (0.09%)
Reliant Energy Inc (a)(b)                                              36,337                                                 933
                                                                                                            ----------------------

Industrial Automation & Robots (0.06%)
Rockwell Automation Inc/DE                                              8,726                                                 611
                                                                                                            ----------------------

Industrial Gases (0.49%)
Airgas Inc                                                            105,236                                               4,915
                                                                                                            ----------------------

Instruments - Scientific (0.75%)
PerkinElmer Inc                                                       271,014                                               7,542
Thermo Fisher Scientific Inc (a)                                          180                                                  10
                                                                                                            ----------------------
                                                                                                                            7,552
                                                                                                            ----------------------
Insurance Brokers (0.74%)
AON Corp                                                               96,547                                               3,866
Marsh & McLennan Cos Inc                                              130,299                                               3,589
                                                                                                            ----------------------
                                                                                                                            7,455
                                                                                                            ----------------------
Internet Infrastructure Software (0.04%)
Akamai Technologies Inc (a)(b)                                         12,200                                                 414
                                                                                                            ----------------------


Internet Security (0.45%)
Checkfree Corp (a)(b)                                                 123,640                                               4,555
                                                                                                            ----------------------

Investment Companies (0.35%)
Allied Capital Corp (b)                                                60,907                                               1,725
American Capital Strategies Ltd (b)                                    48,300                                               1,834
                                                                                                            ----------------------
                                                                                                                            3,559
                                                                                                            ----------------------
Investment Management & Advisory Services (0.20%)
Franklin Resources Inc                                                  3,400                                                 433
Nuveen Investments Inc (b)                                             26,050                                               1,593
                                                                                                            ----------------------
                                                                                                                            2,026
                                                                                                            ----------------------
Leisure & Recreation Products (0.03%)
Brunswick Corp/DE (b)                                                  11,374                                                 318
                                                                                                            ----------------------

Life & Health Insurance (1.26%)
Lincoln National Corp                                                   2,892                                                 174
Nationwide Financial Services (b)                                      24,416                                               1,389
Reinsurance Group of America Inc                                        4,935                                                 263
StanCorp Financial Group Inc                                            9,066                                                 426
Torchmark Corp                                                         11,100                                                 683
Unum Group                                                            403,280                                               9,800
                                                                                                            ----------------------
                                                                                                                           12,735
                                                                                                            ----------------------
Machinery - Construction & Mining (0.50%)
Caterpillar Inc                                                         9,732                                                 767
Joy Global Inc (b)                                                     87,070                                               4,309
                                                                                                            ----------------------
                                                                                                                            5,076
                                                                                                            ----------------------
Machinery - Farm (0.18%)
AGCO Corp (a)(b)                                                       47,663                                               1,832
                                                                                                            ----------------------

Machinery - Print Trade (0.02%)
Zebra Technologies Corp (a)(b)                                          6,600                                                 239
                                                                                                            ----------------------

Machinery - Pumps (0.10%)
Flowserve Corp                                                         13,900                                               1,005
                                                                                                            ----------------------

Medical - Biomedical/Gene (0.18%)
Biogen Idec Inc (a)(b)                                                  1,593                                                  90
Genzyme Corp (a)(b)                                                    26,978                                               1,702
                                                                                                            ----------------------
                                                                                                                            1,792
                                                                                                            ----------------------
Medical - Drugs (0.00%)
King Pharmaceuticals Inc (a)                                            1,463                                                  25
                                                                                                            ----------------------

Medical - HMO (0.31%)
Coventry Health Care Inc (a)                                           28,460                                               1,588
Health Net Inc (a)                                                     30,947                                               1,533
                                                                                                            ----------------------
                                                                                                                            3,121
                                                                                                            ----------------------
Medical Information Systems (0.73%)
IMS Health Inc                                                        262,208                                               7,376
                                                                                                            ----------------------

Metal - Aluminum (0.00%)
Alcoa Inc                                                                  68                                                   3
                                                                                                            ----------------------

Metal Processors & Fabrication (0.70%)
Commercial Metals Co                                                  116,210                                               3,584
Timken Co                                                             103,286                                               3,450
                                                                                                            ----------------------
                                                                                                                            7,034
                                                                                                            ----------------------

Miscellaneous Manufacturers (0.01%)
Aptargroup Inc                                                          2,700                                                  98
                                                                                                            ----------------------

Motion Pictures & Services (0.17%)
DreamWorks Animation SKG Inc (a)(b)                                    53,910                                               1,671
                                                                                                            ----------------------

Multi-Line Insurance (2.30%)
Assurant Inc (b)                                                      107,806                                               5,468
Cincinnati Financial Corp                                             114,806                                               4,500
Genworth Financial Inc                                                 22,200                                                 678
Hartford Financial Services Group Inc                                   7,200                                                 662
Loews Corp                                                             84,448                                               4,003
MetLife Inc                                                            73,733                                               4,440
Old Republic International Corp                                        31,962                                                 586
XL Capital Ltd (b)                                                     36,080                                               2,809
                                                                                                            ----------------------
                                                                                                                           23,146
                                                                                                            ----------------------
Music (0.07%)
Warner Music Group Corp (b)                                            59,700                                                 740
                                                                                                            ----------------------

Networking Products (0.33%)
Juniper Networks Inc (a)(b)                                           112,242                                               3,363
                                                                                                            ----------------------

Non-Hazardous Waste Disposal (1.45%)
Allied Waste Industries Inc (a)(b)                                    714,610                                               9,197
Republic Services Inc                                                 169,501                                               5,416
                                                                                                            ----------------------
                                                                                                                           14,613
                                                                                                            ----------------------
Office Automation & Equipment (0.62%)
Pitney Bowes Inc                                                       38,320                                               1,767
Xerox Corp (a)                                                        258,446                                               4,512
                                                                                                            ----------------------
                                                                                                                            6,279
                                                                                                            ----------------------
Office Furnishings - Original (0.07%)
Steelcase Inc (b)                                                      38,860                                                 677
                                                                                                            ----------------------

Office Supplies & Forms (0.00%)
ACCO Brands Corp (a)(b)                                                   300                                                   6
                                                                                                            ----------------------

Oil - Field Services (1.06%)
Halliburton Co                                                          7,500                                                 270
Helix Energy Solutions Group Inc (a)(b)                                 9,671                                                 377
Oceaneering International Inc (a)(b)                                      400                                                  22
SEACOR Holdings Inc (a)                                                 3,430                                                 299
Smith International Inc (b)                                            55,090                                               3,383
Tetra Technologies Inc (a)(b)                                          15,200                                                 423
Weatherford International Ltd (a)(b)                                   71,200                                               3,940
W-H Energy Services Inc (a)                                            30,700                                               1,967
                                                                                                            ----------------------
                                                                                                                           10,681
                                                                                                            ----------------------
Oil & Gas Drilling (0.14%)
Diamond Offshore Drilling Inc                                           4,700                                                 485
Helmerich & Payne Inc                                                  15,775                                                 510
Rowan Cos Inc (b)                                                       9,450                                                 399
                                                                                                            ----------------------
                                                                                                                            1,394
                                                                                                            ----------------------
Oil Company - Exploration & Production (4.02%)
Chesapeake Energy Corp (b)                                             33,121                                               1,127
EOG Resources Inc                                                     128,638                                               9,018
Murphy Oil Corp                                                        17,900                                               1,111
Newfield Exploration Co (a)                                             5,791                                                 278
Pioneer Natural Resources Co (b)                                        7,108                                                 323

Oil Company - Exploration & Production
Plains Exploration & Production Co (a)(b)                              37,274                                               1,611
Range Resources Corp (b)                                              511,151                                              18,984
St Mary Land & Exploration Co                                          30,667                                               1,021
Ultra Petroleum Corp (a)(b)                                            56,290                                               3,112
Unit Corp (a)                                                          51,240                                               2,821
W&T Offshore Inc (b)                                                   47,443                                               1,111
                                                                                                            ----------------------
                                                                                                                           40,517
                                                                                                            ----------------------
Oil Company - Integrated (1.64%)
Hess Corp                                                             269,905                                              16,518
                                                                                                            ----------------------

Oil Field Machinery & Equipment (0.16%)
Dresser-Rand Group Inc (a)                                             44,084                                               1,636
                                                                                                            ----------------------

Oil Refining & Marketing (0.24%)
Tesoro Corp (b)                                                        45,260                                               2,254
Valero Energy Corp                                                      2,623                                                 176
                                                                                                            ----------------------
                                                                                                                            2,430
                                                                                                            ----------------------
Optical Supplies (0.06%)
Bausch & Lomb Inc                                                       9,373                                                 599
                                                                                                            ----------------------

Paper & Related Products (0.93%)
Domtar Corp (a)                                                       589,810                                               5,609
MeadWestvaco Corp                                                      27,339                                                 890
Rayonier Inc (b)                                                       50,611                                               2,143
Smurfit-Stone Container Corp (a)                                       63,900                                                 753
                                                                                                            ----------------------
                                                                                                                            9,395
                                                                                                            ----------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (b)                                                   24,694                                                 624
                                                                                                            ----------------------

Pipelines (3.38%)
El Paso Corp (b)                                                       12,250                                                 204
Equitable Resources Inc                                                66,111                                               3,114
National Fuel Gas Co                                                   43,964                                               1,906
Oneok Inc                                                              35,817                                               1,818
Questar Corp (b)                                                       37,160                                               1,913
Spectra Energy Corp                                                    22,500                                                 573
Williams Cos Inc                                                      760,494                                              24,526
                                                                                                            ----------------------
                                                                                                                           34,054
                                                                                                            ----------------------
Printing - Commercial (0.00%)
RR Donnelley & Sons Co                                                    978                                                  41
                                                                                                            ----------------------

Private Corrections (0.23%)
Corrections Corp of America (a)(b)                                     78,988                                               2,279
                                                                                                            ----------------------

Property & Casualty Insurance (0.54%)
Arch Capital Group Ltd (a)(b)                                          23,784                                               1,657
Fidelity National Financial Inc (b)                                    18,997                                                 397
First American Corp                                                    41,435                                               1,918
Philadelphia Consolidated Holding Co (a)(b)                            39,260                                               1,419
                                                                                                            ----------------------
                                                                                                                            5,391
                                                                                                            ----------------------
Publishing - Newspapers (0.19%)
McClatchy Co (b)                                                       17,055                                                 417
New York Times Co/The (b)                                              33,914                                                 775
Tribune Co (b)                                                         24,516                                                 685
                                                                                                            ----------------------
                                                                                                                            1,877
                                                                                                            ----------------------

Racetracks (0.01%)
International Speedway Corp (b)                                         2,076                                                  99
                                                                                                            ----------------------

Radio (0.13%)
XM Satellite Radio Holdings Inc (a)(b)                                117,833                                               1,349
                                                                                                            ----------------------

Real Estate Management & Services (0.00%)
CB Richard Ellis Group Inc (a)(b)                                         455                                                  16
                                                                                                            ----------------------

Real Estate Operator & Developer (0.42%)
Forest City Enterprises Inc (b)                                        35,873                                               1,952
St Joe Co/The (b)                                                      55,858                                               2,264
                                                                                                            ----------------------
                                                                                                                            4,216
                                                                                                            ----------------------
Regional Banks (1.41%)
Comerica Inc                                                            6,400                                                 337
Keycorp                                                               383,778                                              13,313
PNC Financial Services Group Inc                                        8,602                                                 574
                                                                                                            ----------------------
                                                                                                                           14,224
                                                                                                            ----------------------
Reinsurance (1.75%)
Everest Re Group Ltd                                                   81,692                                               8,026
PartnerRe Ltd (b)                                                      92,996                                               6,606
RenaissanceRe Holdings Ltd                                             52,529                                               3,020
                                                                                                            ----------------------
                                                                                                                           17,652
                                                                                                            ----------------------
REITS - Apartments (1.24%)
Apartment Investment & Management Co (b)                              201,923                                               8,531
Archstone-Smith Trust                                                   1,400                                                  80
AvalonBay Communities Inc (b)                                           7,900                                                 853
Camden Property Trust                                                  12,600                                                 693
Equity Residential                                                     42,618                                               1,697
UDR Inc (b)                                                            26,900                                                 621
                                                                                                            ----------------------
                                                                                                                           12,475
                                                                                                            ----------------------
REITS - Diversified (1.32%)
Colonial Properties Trust                                               1,456                                                  50
Duke Realty Corp                                                        2,200                                                  72
iStar Financial Inc (b)                                                 1,371                                                  50
Liberty Property Trust (b)                                            151,900                                               5,698
Vornado Realty Trust                                                   68,990                                               7,384
                                                                                                            ----------------------
                                                                                                                           13,254
                                                                                                            ----------------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc (b)                                 26,500                                                 722
Ventas Inc (b)                                                         20,351                                                 664
                                                                                                            ----------------------
                                                                                                                            1,386
                                                                                                            ----------------------
REITS - Hotels (0.30%)
Host Hotels & Resorts Inc (b)                                         143,281                                               3,026
                                                                                                            ----------------------

REITS - Mortgage (0.64%)
Annaly Capital Management Inc                                         304,904                                               4,406
CapitalSource Inc (b)                                                 105,605                                               2,006
                                                                                                            ----------------------
                                                                                                                            6,412
                                                                                                            ----------------------
REITS - Office Property (1.61%)
Boston Properties Inc (b)                                               9,886                                                 934
Brandywine Realty Trust                                               143,895                                               3,471
Douglas Emmett Inc (b)                                                 75,981                                               1,752
Highwoods Properties Inc                                              179,600                                               5,842
Mack-Cali Realty Corp (b)                                             108,070                                               4,172
                                                                                                            ----------------------
                                                                                                                           16,171
                                                                                                            ----------------------

REITS - Regional Malls (0.87%)
CBL & Associates Properties Inc (b)                                    78,233                                               2,495
General Growth Properties Inc                                             362                                                  17
Pennsylvania Real Estate Investment Trust (b)                         160,200                                               6,238
                                                                                                            ----------------------
                                                                                                                            8,750
                                                                                                            ----------------------
REITS - Shopping Centers (0.36%)
Developers Diversified Realty Corp (b)                                 74,127                                               3,558
Kimco Realty Corp                                                       2,124                                                  79
                                                                                                            ----------------------
                                                                                                                            3,637
                                                                                                            ----------------------
REITS - Storage (0.16%)
Public Storage Inc                                                     22,810                                               1,599
                                                                                                            ----------------------

REITS - Warehouse & Industrial (0.29%)
DCT Industrial Trust Inc (b)                                          298,610                                               2,926
                                                                                                            ----------------------

Rental - Auto & Equipment (0.16%)
Avis Budget Group Inc (a)(b)                                           57,570                                               1,478
Rent-A-Center Inc/TX (a)(b)                                             6,962                                                 135
                                                                                                            ----------------------
                                                                                                                            1,613
                                                                                                            ----------------------
Retail - Apparel & Shoe (0.25%)
Ross Stores Inc (b)                                                    86,139                                               2,492
                                                                                                            ----------------------

Retail - Jewelry (0.07%)
Tiffany & Co                                                           13,900                                                 671
                                                                                                            ----------------------

Retail - Major Department Store (0.82%)
JC Penney Co Inc                                                      113,360                                               7,713
Sears Holdings Corp (a)(b)                                              3,827                                                 523
                                                                                                            ----------------------
                                                                                                                            8,236
                                                                                                            ----------------------
Retail - Office Supplies (0.14%)
OfficeMax Inc                                                          43,113                                               1,418
                                                                                                            ----------------------

Retail - Perfume & Cosmetics (0.01%)
Sally Beauty Holdings Inc (a)(b)                                       14,858                                                 119
                                                                                                            ----------------------

Retail - Restaurants (0.07%)
Burger King Holdings Inc (b)                                            3,100                                                  75
Panera Bread Co (a)(b)                                                 14,600                                                 594
                                                                                                            ----------------------
                                                                                                                              669
                                                                                                            ----------------------
Rubber - Tires (0.14%)
Goodyear Tire & Rubber Co/The (a)(b)                                   48,413                                               1,390
                                                                                                            ----------------------

Savings & Loans - Thrifts (1.06%)
Astoria Financial Corp                                                161,330                                               3,799
Hudson City Bancorp Inc                                               327,270                                               3,999
New York Community Bancorp Inc (b)                                    179,846                                               2,919
                                                                                                            ----------------------
                                                                                                                           10,717
                                                                                                            ----------------------
Semiconductor Component - Integrated Circuits (0.25%)
Cypress Semiconductor Corp (a)(b)                                      26,500                                                 664
Integrated Device Technology Inc (a)(b)                               116,231                                               1,891
                                                                                                            ----------------------
                                                                                                                            2,555
                                                                                                            ----------------------
Semiconductor Equipment (0.50%)
Tessera Technologies Inc (a)(b)                                       122,149                                               5,024
                                                                                                            ----------------------

Steel - Producers (0.91%)
Nucor Corp                                                             29,260                                               1,469

Steel - Producers
Ternium SA ADR (b)                                                     49,320                                               1,523
United States Steel Corp                                               63,123                                               6,204
                                                                                                            ----------------------
                                                                                                                            9,196
                                                                                                            ----------------------
Telecommunication Equipment (0.01%)
Avaya Inc (a)                                                           4,783                                                  79
                                                                                                            ----------------------

Telecommunication Equipment - Fiber Optics (0.02%)
Ciena Corp (a)(b)                                                       6,000                                                 219
                                                                                                            ----------------------

Telecommunication Services (1.36%)
Embarq Corp                                                           163,830                                              10,123
Virgin Media Inc (b)                                                  143,800                                               3,572
                                                                                                            ----------------------
                                                                                                                           13,695
                                                                                                            ----------------------
Telephone - Integrated (1.75%)
CenturyTel Inc (b)                                                     25,400                                               1,165
Cincinnati Bell Inc (a)(b)                                            579,080                                               2,988
Citizens Communications Co (b)                                         54,712                                                 789
Qwest Communications International Inc (a)(b)                         860,870                                               7,343
Sprint Nextel Corp                                                    257,895                                               5,295
                                                                                                            ----------------------
                                                                                                                           17,580
                                                                                                            ----------------------
Theaters (0.21%)
Regal Entertainment Group (b)                                          96,442                                               2,063
                                                                                                            ----------------------

Tobacco (0.79%)
Loews Corp - Carolina Group                                            52,090                                               3,948
Reynolds American Inc (b)                                              65,218                                               3,989
                                                                                                            ----------------------
                                                                                                                            7,937
                                                                                                            ----------------------
Toys (0.03%)
Hasbro Inc                                                             10,054                                                 282
                                                                                                            ----------------------

Transactional Software (0.01%)
VeriFone Holdings Inc (a)(b)                                            3,200                                                 116
                                                                                                            ----------------------

Transport - Equipment & Leasing (0.06%)
GATX Corp                                                              12,644                                                 574
                                                                                                            ----------------------

Transport - Marine (0.21%)
Alexander & Baldwin Inc                                                21,100                                               1,144
Teekay Corp (b)                                                        17,190                                                 964
                                                                                                            ----------------------
                                                                                                                            2,108
                                                                                                            ----------------------
Transport - Rail (0.39%)
Norfolk Southern Corp                                                  73,254                                               3,940
                                                                                                            ----------------------

Transport - Services (0.44%)
FedEx Corp                                                              2,813                                                 312
Laidlaw International Inc                                              18,620                                                 633
Ryder System Inc                                                       63,270                                               3,440
                                                                                                            ----------------------
                                                                                                                            4,385
                                                                                                            ----------------------
Transport - Truck (0.25%)
Landstar System Inc                                                    54,980                                               2,499
                                                                                                            ----------------------

Water (0.02%)
Aqua America Inc (b)                                                    8,641                                                 189
                                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                                      $              1,008,526
                                                                                                            ----------------------

                                                                     Principal
                                                                     Amount                                     Value (000's)
                                                                     (000's)
MONEY MARKET FUNDS (21.90%)
Money Center Banks (21.90%)
BNY Institutional Cash Reserve Fund (c)                               220,606                                             220,606
                                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $                220,606
                                                                                                            ----------------------
Total Investments                                                                                        $              1,229,132
Liabilities in Excess of Other Assets, Net - (22.04)%                                                                   (221,975)
                                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                                               $              1,007,157
                                                                                                            ======================
                                                                                                            ----------------------

                                                                                                            ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                    $                107,375
Unrealized Depreciation                                                                                                    (54,698)
                                                                                                              ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                   52,677
Cost for federal income tax purposes                                                                                      1,176,455
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                      Percent
-------------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                                    49.07%
Utilities                                                                                                                    13.17%
Industrial                                                                                                                   12.81%
Energy                                                                                                                       10.81%
Consumer, Non-cyclical                                                                                                        9.58%
Consumer, Cyclical                                                                                                            8.15%
Technology                                                                                                                    6.28%
Communications                                                                                                                6.13%
Basic Materials                                                                                                               5.85%
Diversified                                                                                                                   0.19%
Liabilities in Excess of Other Assets, Net                                                                                (-22.04%)
                                                                                                              ----------------------
TOTAL NET ASSETS                                                                                                            100.00%
                                                                                                              ======================


Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Blend Fund

                                                                Shares                                     Value (000's)
                                                                  Held
COMMON STOCKS (100.34%)
Advanced Materials & Products (0.88%)
Ceradyne Inc (a)(b)                                               21,900                            $                  1,634
                                                                                                       ----------------------

Aerospace & Defense (0.29%)
Teledyne Technologies Inc (b)                                     12,100                                                 537
                                                                                                       ----------------------

Aerospace & Defense Equipment (0.31%)
Orbital Sciences Corp (a)(b)                                      27,000                                                 572
                                                                                                       ----------------------

Airlines (0.42%)
Skywest Inc (a)                                                   34,900                                                 779
                                                                                                       ----------------------

Apparel Manufacturers (0.85%)
Carter's Inc (a)(b)                                               30,500                                                 646
Gymboree Corp (b)                                                 21,800                                                 938
                                                                                                       ----------------------
                                                                                                                       1,584
                                                                                                       ----------------------
Applications Software (1.80%)
American Reprographics Co (a)(b)                                  40,600                                               1,012
Compuware Corp (b)                                               183,900                                               1,716
Progress Software Corp (b)                                        20,200                                                 611
                                                                                                       ----------------------
                                                                                                                       3,339
                                                                                                       ----------------------
Auction House & Art Dealer (0.53%)
Sotheby's (a)                                                     22,900                                                 979
                                                                                                       ----------------------

Batteries & Battery Systems (1.16%)
Greatbatch Inc (a)(b)                                             69,700                                               2,163
                                                                                                       ----------------------

Building - Maintenance & Service (0.24%)
ABM Industries Inc (a)                                            17,900                                                 450
                                                                                                       ----------------------

Building & Construction - Miscellaneous (0.29%)
Layne Christensen Co (a)(b)                                       11,800                                                 533
                                                                                                       ----------------------

Building Products - Air & Heating (0.98%)
Lennox International Inc                                          47,500                                               1,819
                                                                                                       ----------------------

Building Products - Doors & Windows (0.34%)
Apogee Enterprises Inc (a)                                        24,200                                                 623
                                                                                                       ----------------------

Chemicals - Plastics (1.07%)
Spartech Corp                                                     90,200                                               1,989
                                                                                                       ----------------------

Chemicals - Specialty (1.53%)
HB Fuller Co (a)                                                  87,000                                               2,404
OM Group Inc (b)                                                   9,200                                                 445
                                                                                                       ----------------------
                                                                                                                       2,849
                                                                                                       ----------------------
Circuit Boards (0.85%)
Park Electrochemical Corp (a)                                     53,400                                               1,583
                                                                                                       ----------------------


Commercial Banks (4.50%)
Cascade Bancorp (a)                                               59,300                                               1,293
Corus Bankshares Inc (a)                                          39,200                                                 637
East West Bancorp Inc (a)                                         19,100                                                 700
Hanmi Financial Corp                                              17,100                                                 248
Preferred Bank/Los Angeles CA (a)                                 26,200                                               1,006
Sterling Bancshares Inc/TX                                       123,100                                               1,282
Sterling Financial Corp/WA                                        12,600                                                 286
SVB Financial Group (a)(b)                                        28,300                                               1,491
Whitney Holding Corp                                              26,400                                                 660
Wilshire Bancorp Inc (a)                                          74,500                                                 765
                                                                                                       ----------------------
                                                                                                                       8,368
                                                                                                       ----------------------
Commercial Services - Finance (0.47%)
Euronet Worldwide Inc (a)(b)                                      34,600                                                 879
                                                                                                       ----------------------

Computer Services (0.23%)
Factset Research Systems Inc                                       6,350                                                 419
                                                                                                       ----------------------

Computers - Integrated Systems (0.70%)
Micros Systems Inc (a)(b)                                         12,700                                                 677
MTS Systems Corp (a)                                              15,100                                                 630
                                                                                                       ----------------------
                                                                                                                       1,307
                                                                                                       ----------------------
Computers - Memory Devices (1.32%)
Imation Corp                                                      37,200                                               1,163
Western Digital Corp (a)(b)                                       60,500                                               1,292
                                                                                                       ----------------------
                                                                                                                       2,455
                                                                                                       ----------------------
Consulting Services (1.57%)
Forrester Research Inc (b)                                        13,300                                                 330
Watson Wyatt Worldwide Inc                                        58,300                                               2,597
                                                                                                       ----------------------
                                                                                                                       2,927
                                                                                                       ----------------------
Containers - Metal & Glass (1.72%)
Greif Inc                                                         48,200                                               2,651
Silgan Holdings Inc                                               10,500                                                 542
                                                                                                       ----------------------
                                                                                                                       3,193
                                                                                                       ----------------------
Decision Support Software (0.34%)
Cognos Inc (a)(b)                                                 15,700                                                 630
                                                                                                       ----------------------

Diagnostic Equipment (0.35%)
Immucor Inc (b)                                                   20,700                                                 645
                                                                                                       ----------------------

Diagnostic Kits (0.70%)
Idexx Laboratories Inc (b)                                        12,900                                               1,293
                                                                                                       ----------------------

Disposable Medical Products (0.48%)
ICU Medical Inc (a)(b)                                            27,000                                                 898
                                                                                                       ----------------------

Distribution & Wholesale (0.39%)
Building Materials Holding Corp (a)                               51,600                                                 717
                                                                                                       ----------------------

Diversified Manufacturing Operations (3.68%)
Acuity Brands Inc (a)                                             37,900                                               2,240
EnPro Industries Inc (b)                                          67,600                                               2,662
Federal Signal Corp (a)                                           54,300                                                 731
Harsco Corp                                                       12,900                                                 679
Tredegar Corp                                                     28,600                                                 525
                                                                                                       ----------------------
                                                                                                                       6,837
                                                                                                       ----------------------

Diversified Operations & Commercial Services (1.87%)
Chemed Corp                                                       47,500                                               3,006
Volt Information Sciences Inc (a)(b)                              30,500                                                 475
                                                                                                       ----------------------
                                                                                                                       3,481
                                                                                                       ----------------------
Drug Delivery Systems (0.25%)
Noven Pharmaceuticals Inc (b)                                     26,600                                                 472
                                                                                                       ----------------------

E-Commerce - Products (0.25%)
NutriSystem Inc (a)(b)                                             8,400                                                 468
                                                                                                       ----------------------

Electric - Integrated (1.47%)
Avista Corp                                                       14,600                                                 289
CH Energy Group Inc (a)                                            7,800                                                 346
El Paso Electric Co (b)                                           23,200                                                 540
Idacorp Inc (a)                                                   12,100                                                 375
PNM Resources Inc (a)                                             21,900                                                 566
Westar Energy Inc (a)                                             26,900                                                 619
                                                                                                       ----------------------
                                                                                                                       2,735
                                                                                                       ----------------------
Electric Products - Miscellaneous (0.23%)
Littelfuse Inc (a)(b)                                             13,200                                                 430
                                                                                                       ----------------------

Electronic Components - Miscellaneous (1.69%)
CTS Corp                                                          31,200                                                 397
Technitrol Inc (a)                                                54,600                                               1,420
Vishay Intertechnology Inc (b)                                    86,000                                               1,334
                                                                                                       ----------------------
                                                                                                                       3,151
                                                                                                       ----------------------
Electronic Components - Semiconductors (0.26%)
Supertex Inc (a)(b)                                               13,800                                                 482
                                                                                                       ----------------------

Electronic Measurement Instruments (0.65%)
Itron Inc (a)(b)                                                  15,300                                               1,215
                                                                                                       ----------------------

Electronic Security Devices (0.29%)
LoJack Corp (b)                                                   25,000                                                 533
                                                                                                       ----------------------

Engineering - Research & Development Services (2.69%)
EMCOR Group Inc (b)                                               70,600                                               2,535
Foster Wheeler Ltd (b)                                            16,300                                               1,832
Shaw Group Inc/The (b)                                            11,800                                                 628
                                                                                                       ----------------------
                                                                                                                       4,995
                                                                                                       ----------------------
Enterprise Software & Services (1.37%)
Informatica Corp (a)(b)                                           39,900                                                 556
MicroStrategy Inc (b)                                              7,900                                                 578
Sybase Inc (b)                                                    59,900                                               1,421
                                                                                                       ----------------------
                                                                                                                       2,555
                                                                                                       ----------------------
Fiduciary Banks (0.35%)
Wilmington Trust Corp (a)                                         16,900                                                 658
                                                                                                       ----------------------

Finance - Consumer Loans (0.57%)
Asta Funding Inc (a)                                              18,488                                                 667
Portfolio Recovery Associates (a)                                  7,400                                                 387
                                                                                                       ----------------------
                                                                                                                       1,054
                                                                                                       ----------------------
Finance - Credit Card (0.29%)
CompuCredit Corp (b)                                              20,800                                                 546
                                                                                                       ----------------------


Finance - Investment Banker & Broker (2.18%)
Investment Technology Group Inc (b)                               57,300                                               2,290
Knight Capital Group Inc (a)(b)                                   91,800                                               1,298
optionsXpress Holdings Inc (a)                                    18,900                                                 472
                                                                                                       ----------------------
                                                                                                                       4,060
                                                                                                       ----------------------
Food - Baking (1.07%)
Flowers Foods Inc                                                 97,200                                               1,993
                                                                                                       ----------------------

Food - Canned (0.29%)
TreeHouse Foods Inc (b)                                           24,400                                                 547
                                                                                                       ----------------------

Food - Miscellaneous/Diversified (1.49%)
Corn Products International Inc                                   62,000                                               2,766
                                                                                                       ----------------------

Footwear & Related Apparel (0.93%)
Steven Madden Ltd (a)                                             42,100                                               1,187
Wolverine World Wide Inc                                          19,700                                                 533
                                                                                                       ----------------------
                                                                                                                       1,720
                                                                                                       ----------------------
Gambling (Non-Hotel) (0.19%)
Dover Downs Gaming & Entertainment Inc (a)                        28,800                                                 347
                                                                                                       ----------------------

Garden Products (0.39%)
Toro Co                                                           12,800                                                 720
                                                                                                       ----------------------

Gas - Distribution (3.10%)
Atmos Energy Corp (a)                                             49,800                                               1,398
Energen Corp (a)                                                  43,300                                               2,291
Northwest Natural Gas Co (a)                                      10,100                                                 421
Southwest Gas Corp                                                24,900                                                 774
UGI Corp                                                          34,200                                                 882
                                                                                                       ----------------------
                                                                                                                       5,766
                                                                                                       ----------------------
Hotels & Motels (0.37%)
Choice Hotels International Inc (a)                               11,800                                                 427
Marcus Corp (a)                                                   13,500                                                 266
                                                                                                       ----------------------
                                                                                                                         693
                                                                                                       ----------------------
Human Resources (2.08%)
CDI Corp (a)                                                      15,400                                                 436
Heidrick & Struggles International Inc (b)                        17,100                                                 919
Korn/Ferry International (a)(b)                                   38,700                                                 914
MPS Group Inc (a)(b)                                              83,100                                               1,108
Spherion Corp (b)                                                 56,600                                                 500
                                                                                                       ----------------------
                                                                                                                       3,877
                                                                                                       ----------------------
Instruments - Controls (1.46%)
Watts Water Technologies Inc (a)                                  30,400                                               1,061
Woodward Governor Co                                              28,800                                               1,663
                                                                                                       ----------------------
                                                                                                                       2,724
                                                                                                       ----------------------
Internet Infrastructure Software (0.26%)
TIBCO Software Inc (b)                                            60,500                                                 492
                                                                                                       ----------------------

Internet Security (0.33%)
SonicWALL Inc (b)                                                 69,100                                                 611
                                                                                                       ----------------------

Internet Telephony (0.25%)
j2 Global Communications Inc (a)(b)                               14,400                                                 470
                                                                                                       ----------------------


Investment Companies (0.33%)
Apollo Investment Corp (a)                                        29,198                                                 616
                                                                                                       ----------------------

Lasers - Systems & Components (0.68%)
Coherent Inc (b)                                                  13,700                                                 397
Cymer Inc (b)                                                     20,500                                                 876
                                                                                                       ----------------------
                                                                                                                       1,273
                                                                                                       ----------------------
Life & Health Insurance (0.31%)
Delphi Financial Group Inc                                        14,500                                                 583
                                                                                                       ----------------------

Machinery - General Industry (4.03%)
Applied Industrial Technologies Inc                               72,050                                               2,045
Manitowoc Co Inc/The                                              37,900                                               2,944
Wabtec Corp                                                       61,500                                               2,512
                                                                                                       ----------------------
                                                                                                                       7,501
                                                                                                       ----------------------
Machinery - Material Handling (0.28%)
Cascade Corp                                                       7,800                                                 529
                                                                                                       ----------------------

Medical - Biomedical/Gene (0.28%)
Lifecell Corp (a)(b)                                              16,800                                                 516
                                                                                                       ----------------------

Medical - Drugs (1.63%)
Sciele Pharma Inc (a)(b)                                          95,400                                               2,212
Viropharma Inc (a)(b)                                             63,400                                                 815
                                                                                                       ----------------------
                                                                                                                       3,027
                                                                                                       ----------------------
Medical - Generic Drugs (0.21%)
Alpharma Inc (a)                                                  15,700                                                 389
                                                                                                       ----------------------

Medical - HMO (0.25%)
AMERIGROUP Corp (a)(b)                                            17,100                                                 473
                                                                                                       ----------------------

Medical - Outpatient & Home Medical Care (0.74%)
Gentiva Health Services Inc (b)                                   43,200                                                 863
Res-Care Inc (b)                                                  26,600                                                 517
                                                                                                       ----------------------
                                                                                                                       1,380
                                                                                                       ----------------------
Medical Instruments (1.49%)
Arthrocare Corp (a)(b)                                            23,800                                               1,205
Datascope Corp                                                    13,400                                                 461
Edwards Lifesciences Corp (a)(b)                                  10,300                                                 473
SurModics Inc (a)(b)                                              13,600                                                 624
                                                                                                       ----------------------
                                                                                                                       2,763
                                                                                                       ----------------------
Medical Products (1.35%)
Haemonetics Corp (b)                                              22,000                                               1,087
West Pharmaceutical Services Inc (a)                              30,600                                               1,416
                                                                                                       ----------------------
                                                                                                                       2,503
                                                                                                       ----------------------
Metal - Iron (0.57%)
Cleveland-Cliffs Inc (a)                                          15,300                                               1,060
                                                                                                       ----------------------

Metal Processors & Fabrication (0.29%)
Mueller Industries Inc                                            14,600                                                 538
                                                                                                       ----------------------

Multimedia (0.56%)
Meredith Corp                                                     18,400                                               1,039
                                                                                                       ----------------------


Networking Products (1.88%)
Anixter International Inc (a)(b)                                  42,400                                               3,504
                                                                                                       ----------------------

Office Furnishings - Original (1.01%)
Herman Miller Inc                                                 23,100                                                 705
Knoll Inc (a)                                                     59,300                                               1,175
                                                                                                       ----------------------
                                                                                                                       1,880
                                                                                                       ----------------------
Oil - Field Services (2.27%)
Helix Energy Solutions Group Inc (a)(b)                           31,000                                               1,207
Oil States International Inc (b)                                  37,600                                               1,645
SEACOR Holdings Inc (a)(b)                                        15,700                                               1,369
                                                                                                       ----------------------
                                                                                                                       4,221
                                                                                                       ----------------------
Oil Company - Exploration & Production (2.18%)
Cabot Oil & Gas Corp                                              32,600                                               1,115
Swift Energy Co (a)(b)                                            50,400                                               2,154
Unit Corp (b)                                                     14,200                                                 782
                                                                                                       ----------------------
                                                                                                                       4,051
                                                                                                       ----------------------
Oil Field Machinery & Equipment (0.63%)
Lufkin Industries Inc (a)                                         19,900                                               1,178
                                                                                                       ----------------------

Oil Refining & Marketing (0.26%)
Holly Corp                                                         7,200                                                 485
                                                                                                       ----------------------

Physician Practice Management (0.43%)
Pediatrix Medical Group Inc (b)                                   14,900                                                 804
                                                                                                       ----------------------

Poultry (0.88%)
Sanderson Farms Inc (a)                                           41,200                                               1,643
                                                                                                       ----------------------

Power Converter & Supply Equipment (0.46%)
Advanced Energy Industries Inc (b)                                48,600                                                 861
                                                                                                       ----------------------

Property & Casualty Insurance (2.10%)
Navigators Group Inc (b)                                          11,100                                                 581
Philadelphia Consolidated Holding Co (b)                          33,100                                               1,196
ProAssurance Corp (a)(b)                                          16,700                                                 825
SeaBright Insurance Holdings Inc (b)                              49,000                                                 888
Zenith National Insurance Corp                                    10,400                                                 420
                                                                                                       ----------------------
                                                                                                                       3,910
                                                                                                       ----------------------
Radio (0.15%)
Cox Radio Inc (a)(b)                                              22,000                                                 285
                                                                                                       ----------------------

REITS - Diversified (0.24%)
Lexington Realty Trust (a)                                        23,500                                                 443
                                                                                                       ----------------------

REITS - Healthcare (0.27%)
Medical Properties Trust Inc (a)                                  44,300                                                 496
                                                                                                       ----------------------

REITS - Hotels (0.70%)
Ashford Hospitality Trust Inc                                     62,300                                                 637
DiamondRock Hospitality Co (a)                                    39,400                                                 663
                                                                                                       ----------------------
                                                                                                                       1,300
                                                                                                       ----------------------
REITS - Office Property (0.33%)
BioMed Realty Trust Inc (a)                                       28,100                                                 614
                                                                                                       ----------------------


REITS - Regional Malls (0.21%)
Pennsylvania Real Estate Investment Trust (a)                      9,800                                                 382
                                                                                                       ----------------------

REITS - Shopping Centers (0.34%)
Cedar Shopping Centers Inc                                        50,700                                                 637
                                                                                                       ----------------------

REITS - Warehouse & Industrial (0.23%)
First Industrial Realty Trust Inc (a)                             10,900                                                 422
                                                                                                       ----------------------

Rental - Auto & Equipment (0.36%)
Aaron Rents Inc                                                   29,000                                                 671
                                                                                                       ----------------------

Research & Development (0.37%)
Parexel International Corp (a)(b)                                 17,000                                                 687
                                                                                                       ----------------------

Respiratory Products (0.66%)
Respironics Inc (b)                                               26,700                                               1,222
                                                                                                       ----------------------

Retail - Apparel & Shoe (2.02%)
Childrens Place Retail Stores Inc/The (a)(b)                      22,700                                                 775
Dress Barn Inc (b)                                                60,100                                               1,093
Men's Wearhouse Inc (a)                                           18,300                                                 904
Tween Brands Inc (a)(b)                                           25,900                                                 991
                                                                                                       ----------------------
                                                                                                                       3,763
                                                                                                       ----------------------
Retail - Automobile (0.44%)
Group 1 Automotive Inc (a)                                        11,500                                                 432
Sonic Automotive Inc (a)                                          14,200                                                 389
                                                                                                       ----------------------
                                                                                                                         821
                                                                                                       ----------------------
Retail - Bedding (0.44%)
Select Comfort Corp (a)(b)                                        51,700                                                 824
                                                                                                       ----------------------

Retail - Convenience Store (0.18%)
Pantry Inc/The (a)(b)                                              9,400                                                 328
                                                                                                       ----------------------

Retail - Drug Store (0.60%)
Longs Drug Stores Corp                                            23,000                                               1,112
                                                                                                       ----------------------

Retail - Jewelry (0.63%)
Movado Group Inc                                                  41,300                                               1,166
                                                                                                       ----------------------

Retail - Pawn Shops (0.19%)
Cash America International Inc (a)                                 9,700                                                 355
                                                                                                       ----------------------

Retail - Petroleum Products (0.23%)
World Fuel Services Corp                                          10,400                                                 425
                                                                                                       ----------------------

Retail - Restaurants (1.59%)
CBRL Group Inc (a)                                                 8,700                                                 334
Domino's Pizza Inc (a)                                            23,800                                                 456
Jack in the Box Inc (b)                                           19,300                                               1,235
Papa John's International Inc (a)(b)                              34,300                                                 941
                                                                                                       ----------------------
                                                                                                                       2,966
                                                                                                       ----------------------
Savings & Loans - Thrifts (1.48%)
BankUnited Financial Corp (a)                                     71,100                                               1,197
FirstFed Financial Corp (a)(b)                                    34,400                                               1,555
                                                                                                       ----------------------
                                                                                                                       2,752
                                                                                                       ----------------------

Semiconductor Component - Integrated Circuits (0.59%)
Exar Corp (b)                                                     32,600                                                 460
Micrel Inc (a)                                                    62,200                                                 644
                                                                                                       ----------------------
                                                                                                                       1,104
                                                                                                       ----------------------
Semiconductor Equipment (1.06%)
Novellus Systems Inc (a)(b)                                       16,800                                                 479
Varian Semiconductor Equipment Associates Inc (b)                 31,800                                               1,495
                                                                                                       ----------------------
                                                                                                                       1,974
                                                                                                       ----------------------
Steel - Producers (1.46%)
Carpenter Technology Corp                                         22,900                                               2,718
                                                                                                       ----------------------

Telecommunication Equipment (0.48%)
Comtech Telecommunications Corp (a)(b)                            20,400                                                 887
                                                                                                       ----------------------

Telephone - Integrated (0.35%)
Cincinnati Bell Inc (b)                                          126,700                                                 654
                                                                                                       ----------------------

Transport - Air Freight (0.29%)
Atlas Air Worldwide Holdings Inc (b)                               9,800                                                 531
                                                                                                       ----------------------

Transport - Marine (1.23%)
Tidewater Inc (a)                                                 33,500                                               2,292
                                                                                                       ----------------------

Transport - Truck (1.20%)
Arkansas Best Corp (a)                                            21,300                                                 768
Old Dominion Freight Line (b)                                     37,700                                               1,088
Saia Inc (b)                                                      18,700                                                 378
                                                                                                       ----------------------
                                                                                                                       2,234
                                                                                                       ----------------------
Web Portals (0.26%)
United Online Inc (a)                                             33,900                                                 479
                                                                                                       ----------------------

Wire & Cable Products (1.16%)
General Cable Corp (a)(b)                                         27,100                                               2,154
                                                                                                       ----------------------

X-Ray Equipment (0.89%)
Hologic Inc (a)(b)                                                31,900                                               1,652
                                                                                                       ----------------------
TOTAL COMMON STOCKS                                                                                 $                186,639
                                                                                                       ----------------------
                                                                Principal
                                                                Amount                                     Value (000's)
                                                                (000's)
MONEY MARKET FUNDS (32.39%)
Money Center Banks (32.39%)
BNY Institutional Cash Reserve Fund (c)                           60,253                                              60,253
                                                                                                       ----------------------
TOTAL MONEY MARKET FUNDS                                                                            $                 60,253
                                                                                                       ----------------------
Total Investments                                                                                   $                246,892
Liabilities in Excess of Other Assets, Net - (32.73)%                                                               (60,878)
                                                                                                       ----------------------
TOTAL NET ASSETS - 100.00%                                                                          $                186,014
                                                                                                       ======================
                                                                                                       ----------------------

                                                                                                       ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                              $                 23,039
Unrealized Depreciation                                                                                              (14,208)
                                                                                                        ----------------------
Net Unrealized Appreciation (Depreciation)                                                                              8,831
Cost for federal income tax purposes                                                                                  238,061
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                              46.82%
Industrial                                                                                                             27.13%
Consumer, Non-cyclical                                                                                                 20.93%
Consumer, Cyclical                                                                                                     10.86%
Technology                                                                                                              7.67%
Energy                                                                                                                  5.34%
Communications                                                                                                          4.78%
Basic Materials                                                                                                         4.63%
Utilities                                                                                                               4.57%
Liabilities in Excess of Other Assets, Net                                                                          (-32.73%)
                                                                                                        ----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                        ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Growth Fund I

                                                                      Shares                                     Value (000's)
                                                                        Held
COMMON STOCKS (97.24%)
Advanced Materials & Products (1.50%)
Hexcel Corp (a)(b)                                                     116,400                            $                  2,531
                                                                                                             ----------------------

Applications Software (0.70%)
Quest Software Inc (a)(b)                                               79,830                                               1,181
                                                                                                             ----------------------

Building & Construction - Miscellaneous (1.29%)
Dycom Industries Inc (b)                                                78,300                                               2,188
                                                                                                             ----------------------

Building Products - Cement & Aggregate (0.51%)
Dayton Superior Corp (b)                                                86,600                                                 863
                                                                                                             ----------------------

Commercial Banks (1.04%)
Community Bancorp/NV (a)(b)                                             41,200                                                 965
First Republic Bank/San Francisco CA                                    14,400                                                 788
                                                                                                             ----------------------
                                                                                                                             1,753
                                                                                                             ----------------------
Commercial Services - Finance (2.16%)
Clayton Holdings Inc (b)                                                69,740                                                 642
Global Cash Access Holdings Inc (a)(b)                                  84,000                                               1,148
Morningstar Inc (a)(b)                                                  38,000                                               1,861
                                                                                                             ----------------------
                                                                                                                             3,651
                                                                                                             ----------------------
Computer Software (1.64%)
Blackbaud Inc                                                           68,210                                               1,428
Omniture Inc (a)(b)                                                     59,000                                               1,348
                                                                                                             ----------------------
                                                                                                                             2,776
                                                                                                             ----------------------
Computers - Integrated Systems (1.37%)
Micros Systems Inc (b)                                                  43,600                                               2,323
                                                                                                             ----------------------

Computers - Memory Devices (0.36%)
Data Domain Inc (a)(b)                                                  24,700                                                 613
                                                                                                             ----------------------

Computers - Peripheral Equipment (1.04%)
Synaptics Inc (a)(b)                                                    50,300                                               1,767
                                                                                                             ----------------------

Consulting Services (1.32%)
Huron Consulting Group Inc (b)                                          32,790                                               2,227
                                                                                                             ----------------------

Data Processing & Management (0.67%)
Commvault Systems Inc (a)(b)                                            66,600                                               1,131
                                                                                                             ----------------------

Diagnostic Equipment (0.84%)
Hansen Medical Inc (a)(b)                                               70,305                                               1,427
                                                                                                             ----------------------

Diagnostic Kits (1.50%)
Meridian Bioscience Inc                                                113,700                                               2,539
                                                                                                             ----------------------

Distribution & Wholesale (2.91%)
Houston Wire & Cable Co (a)                                             58,200                                               1,500

Distribution & Wholesale
LKQ Corp (a)(b)                                                        120,550                                               3,427
                                                                                                             ----------------------
                                                                                                                             4,927
                                                                                                             ----------------------
Electronic Components - Semiconductors (2.78%)
Advanced Analogic Technologies Inc (a)(b)                              242,500                                               2,153
ON Semiconductor Corp (b)                                              215,800                                               2,551
                                                                                                             ----------------------
                                                                                                                             4,704
                                                                                                             ----------------------
Electronic Measurement Instruments (0.84%)
Eagle Test Systems Inc (a)(b)                                           95,150                                               1,426
                                                                                                             ----------------------

E-Marketing & Information (0.39%)
comScore Inc (b)                                                        27,900                                                 655
                                                                                                             ----------------------

Enterprise Software & Services (2.64%)
PROS Holdings Inc (a)(b)                                                75,300                                                 941
Taleo Corp (a)(b)                                                       61,400                                               1,321
Ultimate Software Group Inc (a)(b)                                      81,200                                               2,203
                                                                                                             ----------------------
                                                                                                                             4,465
                                                                                                             ----------------------
Entertainment Software (1.22%)
THQ Inc (b)                                                             71,700                                               2,062
                                                                                                             ----------------------

Finance - Investment Banker & Broker (1.85%)
Greenhill & Co Inc (a)                                                  33,000                                               1,914
optionsXpress Holdings Inc (a)                                          48,650                                               1,217
                                                                                                             ----------------------
                                                                                                                             3,131
                                                                                                             ----------------------
Finance - Other Services (0.11%)
GFI Group Inc (a)(b)                                                     2,600                                                 194
                                                                                                             ----------------------

Financial Guarantee Insurance (0.37%)
Primus Guaranty Ltd (a)(b)                                              64,900                                                 617
                                                                                                             ----------------------

Food - Miscellaneous/Diversified (0.10%)
Hain Celestial Group Inc (a)(b)                                          6,000                                                 163
                                                                                                             ----------------------

Hazardous Waste Disposal (1.47%)
Stericycle Inc (b)                                                      51,940                                               2,490
                                                                                                             ----------------------

Hotels & Motels (1.91%)
Home Inns & Hotels Management Inc ADR (a)(b)                            50,400                                               1,531
Orient-Express Hotels Ltd                                               36,600                                               1,700
                                                                                                             ----------------------
                                                                                                                             3,231
                                                                                                             ----------------------
Human Resources (3.16%)
Kenexa Corp (b)                                                         50,800                                               1,818
Resources Connection Inc (b)                                           108,500                                               3,523
                                                                                                             ----------------------
                                                                                                                             5,341
                                                                                                             ----------------------
Instruments - Controls (0.48%)
Watts Water Technologies Inc (a)                                        23,000                                                 803
                                                                                                             ----------------------

Internet Application Software (1.96%)
DealerTrack Holdings Inc (b)                                            91,900                                               3,314
                                                                                                             ----------------------

Internet Content - Information & News (0.71%)
LoopNet Inc (b)                                                         58,000                                               1,199
                                                                                                             ----------------------


Internet Financial Services (0.84%)
Authorize.Net Holdings Inc (a)(b)                                       81,800                                               1,418
                                                                                                             ----------------------

Investment Management & Advisory Services (1.10%)
Affiliated Managers Group Inc (a)(b)                                    15,400                                               1,855
                                                                                                             ----------------------

Machinery - Construction & Mining (2.82%)
Astec Industries Inc (b)                                                46,500                                               2,426
Bucyrus International Inc (a)                                           36,800                                               2,339
                                                                                                             ----------------------
                                                                                                                             4,765
                                                                                                             ----------------------
Machinery - Electrical (1.52%)
Baldor Electric Co                                                      56,400                                               2,574
                                                                                                             ----------------------

Machinery - General Industry (1.37%)
IDEX Corp                                                               64,075                                               2,320
                                                                                                             ----------------------

Medical - Biomedical/Gene (2.54%)
Alexion Pharmaceuticals Inc (a)(b)                                      37,800                                               2,199
AMAG Pharmaceuticals Inc (a)(b)                                         30,100                                               1,616
Nektar Therapeutics (a)(b)                                              63,200                                                 482
                                                                                                             ----------------------
                                                                                                                             4,297
                                                                                                             ----------------------
Medical - Drugs (1.17%)
Amicus Therapeutics Inc (a)(b)                                          34,400                                                 388
Array Biopharma Inc (a)(b)                                              38,300                                                 385
Jazz Pharmaceuticals Inc (a)(b)                                         27,600                                                 392
Pozen Inc (a)(b)                                                        48,600                                                 809
                                                                                                             ----------------------
                                                                                                                             1,974
                                                                                                             ----------------------
Medical - HMO (0.86%)
WellCare Health Plans Inc (b)                                           14,285                                               1,447
                                                                                                             ----------------------

Medical - Outpatient & Home Medical Care (1.34%)
LHC Group Inc (a)(b)                                                    93,600                                               2,267
                                                                                                             ----------------------

Medical Instruments (2.56%)
Abaxis Inc (a)(b)                                                       57,300                                               1,043
Arthrocare Corp (a)(b)                                                  40,400                                               2,045
Ventana Medical Systems Inc (a)(b)                                      14,900                                               1,242
                                                                                                             ----------------------
                                                                                                                             4,330
                                                                                                             ----------------------
Medical Laboratory & Testing Service (1.61%)
Icon Plc ADR (b)                                                        58,200                                               2,722
                                                                                                             ----------------------

Medical Products (0.48%)
TomoTherapy Inc (a)(b)                                                  30,200                                                 818
                                                                                                             ----------------------

Metal Processors & Fabrication (1.31%)
RBC Bearings Inc (b)                                                    57,900                                               2,212
                                                                                                             ----------------------

Networking Products (1.46%)
Netgear Inc (b)                                                         52,500                                               1,452
Switch & Data Facilities Co Inc (a)(b)                                  64,500                                               1,019
                                                                                                             ----------------------
                                                                                                                             2,471
                                                                                                             ----------------------
Office Furnishings - Original (1.09%)
Knoll Inc                                                               92,900                                               1,840
                                                                                                             ----------------------

Oil - Field Services (3.54%)
Core Laboratories NV (b)                                                18,820                                               2,025

Oil - Field Services
Tesco Corp (b)                                                          43,800                                               1,482
W-H Energy Services Inc (b)                                             38,700                                               2,480
                                                                                                             ----------------------
                                                                                                                             5,987
                                                                                                             ----------------------
Oil Company - Exploration & Production (3.40%)
Bill Barrett Corp (a)(b)                                                70,900                                               2,433
Carrizo Oil & Gas Inc (a)(b)                                            28,300                                               1,035
EXCO Resources Inc (a)(b)                                               72,100                                               1,259
Penn Virginia Corp                                                      26,500                                               1,026
                                                                                                             ----------------------
                                                                                                                             5,753
                                                                                                             ----------------------
Oil Field Machinery & Equipment (3.09%)
Complete Production Services Inc (a)(b)                                 72,600                                               1,684
Dril-Quip Inc (a)(b)                                                    48,500                                               2,327
FMC Technologies Inc (b)                                                13,300                                               1,217
                                                                                                             ----------------------
                                                                                                                             5,228
                                                                                                             ----------------------
Pharmacy Services (0.99%)
HealthExtras Inc (a)(b)                                                 62,400                                               1,674
                                                                                                             ----------------------

Physical Therapy & Rehabilitation Centers (0.94%)
Psychiatric Solutions Inc (a)(b)                                        46,800                                               1,595
                                                                                                             ----------------------

Printing - Commercial (1.66%)
VistaPrint Ltd (a)(b)                                                   82,400                                               2,814
                                                                                                             ----------------------

Recreational Centers (1.40%)
Life Time Fitness Inc (a)(b)                                            46,100                                               2,370
                                                                                                             ----------------------

Resorts & Theme Parks (0.77%)
Great Wolf Resorts Inc (a)(b)                                           98,200                                               1,302
                                                                                                             ----------------------

Retail - Apparel & Shoe (1.35%)
Lululemon Athletica Inc (b)                                             22,800                                                 733
Under Armour Inc - Class A (a)(b)                                       25,220                                               1,549
                                                                                                             ----------------------
                                                                                                                             2,282
                                                                                                             ----------------------
Retail - Catalog Shopping (2.37%)
Coldwater Creek Inc (a)(b)                                             100,350                                               1,976
MSC Industrial Direct Co                                                40,400                                               2,032
                                                                                                             ----------------------
                                                                                                                             4,008
                                                                                                             ----------------------
Retail - Discount (1.04%)
Citi Trends Inc (a)(b)                                                  53,500                                               1,760
                                                                                                             ----------------------

Retail - Leisure Products (0.42%)
MarineMax Inc (a)(b)                                                    37,500                                                 701
                                                                                                             ----------------------

Retail - Restaurants (0.92%)
Texas Roadhouse Inc (a)(b)                                             131,400                                               1,560
                                                                                                             ----------------------

Retail - Sporting Goods (1.02%)
Zumiez Inc (a)(b)                                                       46,550                                               1,722
                                                                                                             ----------------------

Schools (1.70%)
Strayer Education Inc                                                   19,000                                               2,879
                                                                                                             ----------------------

Schools - Day Care (0.81%)
Bright Horizons Family Solutions Inc (b)                                35,100                                               1,362
                                                                                                             ----------------------


Semiconductor Component - Integrated Circuits (2.23%)
Hittite Microwave Corp (a)(b)                                           59,900                                               2,409
Integrated Device Technology Inc (b)                                    84,160                                               1,369
                                                                                                             ----------------------
                                                                                                                             3,778
                                                                                                             ----------------------
Semiconductor Equipment (1.10%)
Verigy Ltd (b)                                                          76,200                                               1,864
                                                                                                             ----------------------

Telecommunication Equipment (0.49%)
ShoreTel Inc (a)(b)                                                     63,600                                                 828
                                                                                                             ----------------------

Telecommunication Services (2.43%)
Cbeyond Inc (a)(b)                                                      48,200                                               1,705
NTELOS Holdings Corp                                                    89,400                                               2,396
                                                                                                             ----------------------
                                                                                                                             4,101
                                                                                                             ----------------------
Therapeutics (0.26%)
Alexza Pharmaceuticals Inc (a)(b)                                       50,900                                                 447
                                                                                                             ----------------------

Transactional Software (1.20%)
Innerworkings Inc (a)(b)                                                36,700                                                 490
VeriFone Holdings Inc (a)(b)                                            42,200                                               1,536
                                                                                                             ----------------------
                                                                                                                             2,026
                                                                                                             ----------------------
Transport - Marine (1.61%)
Kirby Corp (b)                                                          67,300                                               2,726
                                                                                                             ----------------------

Transport - Services (0.38%)
UTi Worldwide Inc                                                       25,500                                                 641
                                                                                                             ----------------------

Web Portals (1.21%)
Trizetto Group (a)(b)                                                  127,200                                               2,039
                                                                                                             ----------------------
TOTAL COMMON STOCKS                                                                                       $                164,449
                                                                                                             ----------------------
                                                                      Principal
                                                                      Amount                                     Value (000's)
                                                                      (000's)
MONEY MARKET FUNDS (25.10%)
Money Center Banks (25.10%)
BNY Institutional Cash Reserve Fund (c)                                 42,453                                              42,453
                                                                                                             ----------------------
TOTAL MONEY MARKET FUNDS                                                                                  $                 42,453
                                                                                                             ----------------------
Total Investments                                                                                         $                206,902
Liabilities in Excess of Other Assets, Net - (22.34)%                                                                     (37,786)
                                                                                                             ----------------------
TOTAL NET ASSETS - 100.00%                                                                                $                169,116
                                                                                                             ======================
                                                                                                             ----------------------

                                                                                                             ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                  $                 22,795
Unrealized Depreciation                                                                                                   (7,318)
                                                                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                 15,477
Cost for federal income tax purposes                                                                                      191,425
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------ ---------------------------- ----------------------
Sector                                                                                                                    Percent
------------------------------------------------------------------------------ ---------------------------- ----------------------
Financial                                                                                                                  29.57%
Consumer, Non-cyclical                                                                                                     26.00%
Technology                                                                                                                 16.96%
Consumer, Cyclical                                                                                                         15.20%
Industrial                                                                                                                 15.10%
Energy                                                                                                                     10.03%
Communications                                                                                                              9.48%
Liabilities in Excess of Other Assets, Net                                                                              (-22.34%)
                                                                                                            ----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                            ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Growth Fund II

                                                                     Shares                                     Value (000's)
                                                                       Held
COMMON STOCKS (95.89%)
Aerospace & Defense Equipment (3.40%)
AAR Corp (a)(b)                                                       248,878                            $                  7,424
Argon ST Inc (a)(b)                                                    34,188                                                 716
BE Aerospace Inc (b)                                                  207,553                                               8,418
DRS Technologies Inc                                                   26,157                                               1,370
Triumph Group Inc                                                      62,200                                               4,740
                                                                                                            ----------------------
                                                                                                                           22,668
                                                                                                            ----------------------
Alternative Waste Technology (0.15%)
Darling International Inc (a)(b)                                      121,137                                               1,016
                                                                                                            ----------------------

Apparel Manufacturers (1.14%)
Guess ? Inc                                                            22,862                                               1,086
Phillips-Van Heusen                                                   125,102                                               6,513
                                                                                                            ----------------------
                                                                                                                            7,599
                                                                                                            ----------------------
Applications Software (2.80%)
Applix Inc (b)                                                         62,023                                                 899
Callidus Software Inc (b)                                             127,032                                               1,245
Moldflow Corp (b)                                                      64,260                                               1,342
Nuance Communications Inc (a)(b)                                      373,214                                               6,151
Progress Software Corp (b)                                            110,323                                               3,337
SourceForge Inc (b)                                                   525,188                                               1,948
Verint Systems Inc (b)                                                 85,633                                               2,590
Visual Sciences Inc (a)(b)                                             67,301                                               1,145
                                                                                                            ----------------------
                                                                                                                           18,657
                                                                                                            ----------------------
Batteries & Battery Systems (0.17%)
Energy Conversion Devices Inc (a)(b)                                   37,590                                               1,122
                                                                                                            ----------------------

Building - Maintenance & Service (0.33%)
Healthcare Services Group (a)                                          80,100                                               2,220
                                                                                                            ----------------------

Building & Construction - Miscellaneous (0.35%)
Dycom Industries Inc (b)                                               35,473                                                 992
Layne Christensen Co (a)(b)                                            29,755                                               1,344
                                                                                                            ----------------------
                                                                                                                            2,336
                                                                                                            ----------------------
Building Products - Doors & Windows (0.51%)
Apogee Enterprises Inc                                                133,000                                               3,426
                                                                                                            ----------------------

Building Products - Light Fixtures (0.39%)
Genlyte Group Inc (a)(b)                                               37,150                                               2,585
                                                                                                            ----------------------

Casino Services (0.13%)
Shuffle Master Inc (a)(b)                                              59,215                                                 860
                                                                                                            ----------------------

Cellular Telecommunications (0.16%)
Centennial Communications Corp (b)                                    103,993                                               1,064
                                                                                                            ----------------------

Chemicals - Plastics (0.16%)
Landec Corp (b)                                                        94,972                                               1,093
                                                                                                            ----------------------


Commercial Banks (2.00%)
Prosperity Bancshares Inc (a)                                          88,400                                               2,503
SVB Financial Group (a)(b)                                             71,085                                               3,745
Texas Capital Bancshares Inc (a)(b)                                    59,569                                               1,183
UCBH Holdings Inc                                                     213,081                                               3,503
Virginia Commerce Bancorp (a)(b)                                       87,955                                               1,283
Wilshire Bancorp Inc (a)                                              109,030                                               1,120
                                                                                                            ----------------------
                                                                                                                           13,337
                                                                                                            ----------------------
Commercial Services (1.34%)
eTelecare Global Solutions Inc ADR (b)                                 95,300                                               1,455
HMS Holdings Corp (a)(b)                                               85,664                                               1,630
PeopleSupport Inc (a)(b)                                               40,560                                                 377
TeleTech Holdings Inc (b)                                             186,000                                               5,455
                                                                                                            ----------------------
                                                                                                                            8,917
                                                                                                            ----------------------
Commercial Services - Finance (0.37%)
Bankrate Inc (a)(b)                                                    55,270                                               2,479
                                                                                                            ----------------------

Communications Software (0.50%)
DivX Inc (a)(b)                                                        20,400                                                 275
Smith Micro Software Inc (a)(b)                                       223,494                                               3,051
                                                                                                            ----------------------
                                                                                                                            3,326
                                                                                                            ----------------------
Computer Aided Design (0.76%)
Ansys Inc (a)(b)                                                      195,680                                               5,096
                                                                                                            ----------------------

Computer Services (1.27%)
Cognizant Technology Solutions Corp (b)                                30,650                                               2,482
Factset Research Systems Inc                                           60,329                                               3,981
iGate Corp (a)(b)                                                     103,505                                                 795
Limelight Networks Inc (a)(b)                                           5,800                                                  96
LivePerson Inc (a)(b)                                                 152,931                                                 802
Starlims Technologies Ltd (b)                                          26,912                                                 302
                                                                                                            ----------------------
                                                                                                                            8,458
                                                                                                            ----------------------
Computer Software (0.10%)
Blackbaud Inc                                                          31,362                                                 657
                                                                                                            ----------------------

Computers - Integrated Systems (0.65%)
Micros Systems Inc (b)                                                 60,144                                               3,205
Radisys Corp (a)(b)                                                    94,824                                               1,113
                                                                                                            ----------------------
                                                                                                                            4,318
                                                                                                            ----------------------
Computers - Memory Devices (0.05%)
Data Domain Inc (a)(b)                                                  7,300                                                 181
Netezza Corp (a)(b)                                                    11,400                                                 174
                                                                                                            ----------------------
                                                                                                                              355
                                                                                                            ----------------------
Computers - Peripheral Equipment (0.12%)
Icad Inc (b)                                                          218,226                                                 803
                                                                                                            ----------------------

Consulting Services (0.81%)
CRA International Inc (a)(b)                                           71,286                                               3,400
Diamond Management & Technology Consultants Inc                       184,311                                               1,992
                                                                                                            ----------------------
                                                                                                                            5,392
                                                                                                            ----------------------
Consumer Products - Miscellaneous (0.45%)
Central Garden and Pet Co - A Shares (a)(b)                           162,344                                               1,987
Central Garden and Pet Co (a)(b)                                       81,172                                               1,021
                                                                                                            ----------------------
                                                                                                                            3,008
                                                                                                            ----------------------

Containers - Metal & Glass (0.24%)
Greif Inc                                                              29,280                                               1,610
                                                                                                            ----------------------

Cosmetics & Toiletries (0.35%)
Bare Escentuals Inc (a)(b)                                             81,700                                               2,305
                                                                                                            ----------------------

Data Processing & Management (0.31%)
BladeLogic Inc (b)                                                      6,100                                                 157
FalconStor Software Inc (b)                                           183,917                                               1,911
                                                                                                            ----------------------
                                                                                                                            2,068
                                                                                                            ----------------------
Decision Support Software (0.78%)
Interactive Intelligence Inc (b)                                       71,268                                               1,474
SPSS Inc (a)(b)                                                        90,374                                               3,709
                                                                                                            ----------------------
                                                                                                                            5,183
                                                                                                            ----------------------
Diagnostic Equipment (0.99%)
Gen-Probe Inc (b)                                                      85,887                                               5,412
Hansen Medical Inc (a)(b)                                              59,300                                               1,203
                                                                                                            ----------------------
                                                                                                                            6,615
                                                                                                            ----------------------
Diagnostic Kits (0.36%)
Medtox Scientific Inc (b)                                              39,585                                                 776
Meridian Bioscience Inc                                                72,775                                               1,625
                                                                                                            ----------------------
                                                                                                                            2,401
                                                                                                            ----------------------
Disposable Medical Products (0.18%)
Volcano Corp (a)(b)                                                    68,956                                               1,190
                                                                                                            ----------------------

Distribution & Wholesale (1.01%)
Beacon Roofing Supply Inc (a)(b)                                       67,445                                               1,009
LKQ Corp (a)(b)                                                       122,823                                               3,492
WESCO International Inc (b)                                            42,200                                               2,260
                                                                                                            ----------------------
                                                                                                                            6,761
                                                                                                            ----------------------
Diversified Manufacturing Operations (1.19%)
Ameron International Corp                                              12,855                                               1,258
Barnes Group Inc (a)                                                   41,447                                               1,293
ESCO Technologies Inc (a)(b)                                          127,209                                               4,614
Lydall Inc (b)                                                         64,696                                                 747
                                                                                                            ----------------------
                                                                                                                            7,912
                                                                                                            ----------------------
Drug Delivery Systems (0.19%)
Penwest Pharmaceuticals Co (a)(b)                                      97,055                                               1,246
                                                                                                            ----------------------

E-Commerce - Products (0.97%)
1-800-FLOWERS.COM Inc (b)                                              55,633                                                 518
NutriSystem Inc (a)(b)                                                107,289                                               5,978
                                                                                                            ----------------------
                                                                                                                            6,496
                                                                                                            ----------------------
Educational Software (1.36%)
Blackboard Inc (a)(b)                                                 173,295                                               7,665
SkillSoft PLC ADR (b)                                                 166,185                                               1,414
                                                                                                            ----------------------
                                                                                                                            9,079
                                                                                                            ----------------------
Electronic Components - Miscellaneous (0.96%)
Benchmark Electronics Inc (b)                                         155,505                                               3,452
Daktronics Inc (a)                                                     40,800                                                 868
Technitrol Inc                                                         80,700                                               2,098
                                                                                                            ----------------------
                                                                                                                            6,418
                                                                                                            ----------------------
Electronic Components - Semiconductors (3.30%)
AMIS Holdings Inc (b)                                                 110,300                                               1,137
AXT Inc (b)                                                           184,703                                                 896
Diodes Inc (a)(b)                                                     159,975                                               4,251

Electronic Components - Semiconductors
Fairchild Semiconductor International Inc (b)                          47,400                                                 865
Microsemi Corp (a)(b)                                                 362,355                                               8,446
ON Semiconductor Corp (a)(b)                                          187,800                                               2,220
Silicon Image Inc (b)                                                 112,994                                                 771
SiRF Technology Holdings Inc (a)(b)                                    27,100                                                 635
Skyworks Solutions Inc (b)                                             90,200                                                 714
Supertex Inc (a)(b)                                                    48,331                                               1,687
Volterra Semiconductor Corp (a)(b)                                     32,790                                                 377
                                                                                                            ----------------------
                                                                                                                           21,999
                                                                                                            ----------------------
Electronic Design Automation (0.34%)
Ansoft Corp (b)                                                        90,242                                               2,282
                                                                                                            ----------------------

Electronic Measurement Instruments (0.40%)
Analogic Corp                                                          26,214                                               1,741
LeCroy Corp (b)                                                       103,838                                                 953
                                                                                                            ----------------------
                                                                                                                            2,694
                                                                                                            ----------------------
Electronic Security Devices (0.50%)
Taser International Inc (a)(b)                                        217,961                                               3,328
                                                                                                            ----------------------

E-Marketing & Information (0.04%)
comScore Inc (b)                                                       10,000                                                 235
                                                                                                            ----------------------

Energy - Alternate Sources (0.83%)
First Solar Inc (a)(b)                                                 41,100                                               4,626
FuelCell Energy Inc (a)(b)                                            126,733                                                 933
                                                                                                            ----------------------
                                                                                                                            5,559
                                                                                                            ----------------------
Engineering - Research & Development Services (0.74%)
EMCOR Group Inc (b)                                                   137,922                                               4,951
                                                                                                            ----------------------

Enterprise Software & Services (1.87%)
Concur Technologies Inc (a)(b)                                         51,697                                               1,233
Omnicell Inc (b)                                                      208,167                                               4,971
Opnet Technologies Inc (b)                                             81,700                                                 849
Taleo Corp (b)                                                         59,843                                               1,287
Ultimate Software Group Inc (b)                                       151,777                                               4,118
                                                                                                            ----------------------
                                                                                                                           12,458
                                                                                                            ----------------------
Entertainment Software (0.18%)
THQ Inc (b)                                                            40,700                                               1,171
                                                                                                            ----------------------

E-Services - Consulting (0.97%)
Access Integrated Technologies Inc (a)(b)                              81,785                                                 663
GSI Commerce Inc (a)(b)                                                91,700                                               2,041
Perficient Inc (a)(b)                                                 190,706                                               3,770
                                                                                                            ----------------------
                                                                                                                            6,474
                                                                                                            ----------------------
Fiduciary Banks (0.96%)
State Street Corp                                                      95,968                                               6,433
                                                                                                            ----------------------

Finance - Consumer Loans (0.18%)
Portfolio Recovery Associates (a)                                      22,707                                               1,186
                                                                                                            ----------------------

Finance - Investment Banker & Broker (0.00%)
Thomas Weisel Partners Group Inc (a)(b)                                 1,800                                                  25
                                                                                                            ----------------------

Firearms & Ammunition (0.72%)
Smith & Wesson Holding Corp (a)(b)                                    255,498                                               4,803
                                                                                                            ----------------------

Food - Miscellaneous/Diversified (0.42%)
Chiquita Brands International Inc (a)                                 110,951                                               1,948
Hain Celestial Group Inc (a)(b)                                        32,337                                                 876
                                                                                                            ----------------------
                                                                                                                            2,824
                                                                                                            ----------------------
Footwear & Related Apparel (1.68%)
CROCS Inc (a)(b)                                                      101,700                                               6,033
Iconix Brand Group Inc (b)                                            262,820                                               5,198
                                                                                                            ----------------------
                                                                                                                           11,231
                                                                                                            ----------------------
Gambling (Non-Hotel) (0.13%)
Pinnacle Entertainment Inc (b)                                         31,400                                                 832
                                                                                                            ----------------------

Health Care Cost Containment (0.20%)
Transcend Services Inc (b)                                             69,715                                               1,339
                                                                                                            ----------------------

Hotels & Motels (0.60%)
Orient-Express Hotels Ltd (a)                                          86,280                                               4,008
                                                                                                            ----------------------

Housewares (0.31%)
Lifetime Brands Inc                                                   108,309                                               2,099
                                                                                                            ----------------------

Human Resources (2.32%)
Emergency Medical Services Corp (a)(b)                                 37,150                                               1,449
Kenexa Corp (b)                                                       185,979                                               6,654
Korn/Ferry International (a)(b)                                        45,562                                               1,077
Labor Ready Inc (b)                                                   181,621                                               4,279
On Assignment Inc (a)(b)                                              199,915                                               2,005
                                                                                                            ----------------------
                                                                                                                           15,464
                                                                                                            ----------------------
Identification Systems - Development (0.13%)
L-1 Identity Solutions Inc (a)(b)                                      49,946                                                 856
                                                                                                            ----------------------

Industrial Audio & Video Products (0.19%)
SRS Labs Inc (b)                                                      107,690                                               1,243
                                                                                                            ----------------------

Industrial Automation & Robots (0.55%)
Cognex Corp                                                           127,259                                               2,676
Hurco Cos Inc (b)                                                      21,211                                                 988
                                                                                                            ----------------------
                                                                                                                            3,664
                                                                                                            ----------------------
Industrial Gases (0.93%)
Airgas Inc                                                            132,400                                               6,183
                                                                                                            ----------------------

Instruments - Scientific (0.71%)
FEI Co (a)(b)                                                         165,850                                               4,757
                                                                                                            ----------------------

Internet Application Software (0.33%)
Cybersource Corp (a)(b)                                                96,180                                               1,107
Vignette Corp (b)                                                      50,423                                               1,061
                                                                                                            ----------------------
                                                                                                                            2,168
                                                                                                            ----------------------
Internet Connectivity Services (0.49%)
Cogent Communications Group Inc (a)(b)                                 41,927                                               1,203
Internap Network Services Corp (a)(b)                                 140,990                                               2,078
                                                                                                            ----------------------
                                                                                                                            3,281
                                                                                                            ----------------------
Internet Content - Entertainment (0.19%)
Shanda Interactive Entertainment Ltd ADR (b)                           43,452                                               1,250
                                                                                                            ----------------------

Internet Content - Information & News (0.94%)
Knot Inc/The (a)(b)                                                    94,900                                               1,723

Internet Content - Information & News
LoopNet Inc (b)                                                       136,164                                               2,816
TheStreet.com Inc (a)                                                 154,132                                               1,712
                                                                                                            ----------------------
                                                                                                                            6,251
                                                                                                            ----------------------
Internet Incubators (0.32%)
Internet Capital Group Inc (a)(b)                                     186,390                                               2,129
                                                                                                            ----------------------

Internet Infrastructure Software (0.40%)
AsiaInfo Holdings Inc (b)                                             113,247                                                 930
Opsware Inc (a)(b)                                                    121,413                                               1,712
                                                                                                            ----------------------
                                                                                                                            2,642
                                                                                                            ----------------------
Internet Security (0.63%)
Blue Coat Systems Inc (a)(b)                                           76,200                                               3,713
Entrust Inc (b)                                                       183,686                                                 516
                                                                                                            ----------------------
                                                                                                                            4,229
                                                                                                            ----------------------
Internet Telephony (0.17%)
j2 Global Communications Inc (a)(b)                                    35,200                                               1,149
                                                                                                            ----------------------

Investment Management & Advisory Services (0.05%)
WisdomTree Investments Inc (a)(b)                                      62,590                                                 300
                                                                                                            ----------------------

Lasers - Systems & Components (0.46%)
II-VI Inc (b)                                                         122,259                                               3,036
                                                                                                            ----------------------

Machinery - Construction & Mining (0.38%)
Bucyrus International Inc (a)                                          39,762                                               2,527
                                                                                                            ----------------------

Machinery - General Industry (1.46%)
DXP Enterprises Inc (a)(b)                                             25,045                                                 812
Middleby Corp (a)(b)                                                   67,642                                               4,195
Wabtec Corp                                                           116,400                                               4,754
                                                                                                            ----------------------
                                                                                                                            9,761
                                                                                                            ----------------------
Machinery - Print Trade (0.14%)
Presstek Inc (a)(b)                                                   144,287                                                 962
                                                                                                            ----------------------

Machinery Tools & Related Products (0.45%)
Kennametal Inc                                                         39,200                                               3,005
                                                                                                            ----------------------

Medical - Biomedical/Gene (3.73%)
ADVENTRX Pharmaceuticals Inc (a)(b)                                   435,800                                               1,037
AMAG Pharmaceuticals Inc (a)(b)                                        21,800                                               1,170
BioMimetic Therapeutics Inc (a)(b)                                     46,000                                                 664
Exelixis Inc (a)(b)                                                   140,300                                               1,359
Illumina Inc (a)(b)                                                    53,469                                               2,437
Integra LifeSciences Holdings Corp (b)                                 63,700                                               3,163
Keryx Biopharmaceuticals Inc (a)(b)                                   102,837                                                 884
Lifecell Corp (a)(b)                                                  259,115                                               7,952
Myriad Genetics Inc (a)(b)                                            143,600                                               5,368
Regeneron Pharmaceuticals Inc (b)                                      58,000                                                 864
                                                                                                            ----------------------
                                                                                                                           24,898
                                                                                                            ----------------------
Medical - Drugs (0.63%)
Adams Respiratory Therapeutics Inc (a)(b)                              24,550                                                 909
Cardiome Pharma Corp (a)(b)                                           107,249                                                 952
Cubist Pharmaceuticals Inc (a)(b)                                      57,200                                               1,319
Emergent Biosolutions Inc (a)(b)                                      112,600                                               1,046
                                                                                                            ----------------------
                                                                                                                            4,226
                                                                                                            ----------------------

Medical - Outpatient & Home Medical Care (0.07%)
NovaMed Inc (a)(b)                                                     92,802                                                 495
                                                                                                            ----------------------

Medical Imaging Systems (0.11%)
Vital Images Inc (a)(b)                                                35,906                                                 700
                                                                                                            ----------------------

Medical Information Systems (0.75%)
AMICAS Inc (b)                                                        301,806                                               1,068
Phase Forward Inc (b)                                                 228,845                                               3,934
                                                                                                            ----------------------
                                                                                                                            5,002
                                                                                                            ----------------------
Medical Instruments (1.80%)
Angiodynamics Inc (a)(b)                                               62,500                                               1,173
Arthrocare Corp (a)(b)                                                 69,878                                               3,537
Bruker BioSciences Corp (b)                                           124,262                                                 973
Cepheid Inc (b)                                                        37,650                                                 555
DexCom Inc (a)(b)                                                     104,151                                                 836
Micrus Endovascular Corp (a)(b)                                        95,709                                               2,251
NuVasive Inc (b)                                                       22,428                                                 643
Spectranetics Corp (a)(b)                                              84,980                                               1,106
Symmetry Medical Inc (a)(b)                                            60,308                                                 901
                                                                                                            ----------------------
                                                                                                                           11,975
                                                                                                            ----------------------
Medical Laboratory & Testing Service (0.53%)
Bio-Reference Labs Inc (b)                                            138,791                                               3,550
                                                                                                            ----------------------

Medical Laser Systems (0.16%)
Biolase Technology Inc (a)(b)                                         151,213                                               1,066
                                                                                                            ----------------------

Medical Products (1.42%)
Accuray Inc (a)(b)                                                     50,300                                                 951
American Medical Systems Holdings Inc (a)(b)                          181,610                                               3,320
Luminex Corp (a)(b)                                                    76,122                                                 909
Sonic Innovations Inc (a)(b)                                          120,372                                               1,013
TomoTherapy Inc (a)(b)                                                 46,200                                               1,252
Tutogen Medical Inc (b)                                                83,480                                                 700
Wright Medical Group Inc (b)                                           54,889                                               1,329
                                                                                                            ----------------------
                                                                                                                            9,474
                                                                                                            ----------------------
Metal Processors & Fabrication (0.58%)
Ladish Co Inc (b)                                                      79,850                                               3,872
                                                                                                            ----------------------

Miscellaneous Manufacturers (0.12%)
American Railcar Industries Inc (a)                                    23,461                                                 815
                                                                                                            ----------------------

Networking Products (1.27%)
Atheros Communications Inc (b)                                         83,800                                               2,336
BigBand Networks Inc (a)(b)                                            48,200                                                 627
Ixia (a)(b)                                                           256,500                                               2,401
Netgear Inc (a)(b)                                                     34,376                                                 951
Polycom Inc (b)                                                        34,707                                               1,075
Starent Networks Corp (b)                                              59,461                                               1,077
                                                                                                            ----------------------
                                                                                                                            8,467
                                                                                                            ----------------------
Oil - Field Services (2.14%)
Core Laboratories NV (b)                                               31,922                                               3,436
Hercules Offshore Inc (a)(b)                                           44,144                                               1,325
Hornbeck Offshore Services Inc (a)(b)                                  40,803                                               1,757
Tetra Technologies Inc (a)(b)                                         278,067                                               7,733
                                                                                                            ----------------------
                                                                                                                           14,251
                                                                                                            ----------------------

Oil & Gas Drilling (0.28%)
Patterson-UTI Energy Inc                                               82,747                                               1,895
                                                                                                            ----------------------

Oil Company - Exploration & Production (1.63%)
Carrizo Oil & Gas Inc (a)(b)                                           80,221                                               2,934
PetroHawk Energy Corp (a)(b)                                          316,772                                               4,748
Quicksilver Resources Inc (a)(b)                                       54,177                                               2,282
Whiting Petroleum Corp (b)                                             21,600                                                 887
                                                                                                            ----------------------
                                                                                                                           10,851
                                                                                                            ----------------------
Oil Field Machinery & Equipment (0.72%)
Dresser-Rand Group Inc (b)                                             62,305                                               2,312
Lufkin Industries Inc (a)                                              26,707                                               1,581
Mitcham Industries Inc (b)                                             50,857                                                 929
                                                                                                            ----------------------
                                                                                                                            4,822
                                                                                                            ----------------------
Patient Monitoring Equipment (0.15%)
Aspect Medical Systems Inc (a)(b)                                      72,078                                                 981
                                                                                                            ----------------------

Physical Therapy & Rehabilitation Centers (1.45%)
Psychiatric Solutions Inc (a)(b)                                      283,380                                               9,660
                                                                                                            ----------------------

Physician Practice Management (1.19%)
Pediatrix Medical Group Inc (b)                                       147,401                                               7,954
                                                                                                            ----------------------

Private Corrections (0.22%)
Geo Group Inc/The (b)                                                  53,200                                               1,472
                                                                                                            ----------------------

Property & Casualty Insurance (0.29%)
Argonaut Group Inc                                                     32,847                                                 904
United America Indemnity Ltd (b)                                       47,381                                               1,018
                                                                                                            ----------------------
                                                                                                                            1,922
                                                                                                            ----------------------
Publicly Traded Investment Fund (0.63%)
iShares Russell 2000 Growth Index Fund (a)                             51,600                                               4,183
                                                                                                            ----------------------

REITS - Healthcare (0.45%)
Ventas Inc                                                             91,712                                               2,992
                                                                                                            ----------------------

REITS - Office Property (0.23%)
BioMed Realty Trust Inc (a)                                            70,394                                               1,537
                                                                                                            ----------------------

Rental - Auto & Equipment (0.56%)
Aaron Rents Inc (a)                                                   161,770                                               3,740
                                                                                                            ----------------------

Research & Development (1.21%)
Albany Molecular Research Inc (b)                                      90,307                                               1,328
Kendle International Inc (a)(b)                                        44,073                                               1,629
Parexel International Corp (b)                                        125,679                                               5,081
                                                                                                            ----------------------
                                                                                                                            8,038
                                                                                                            ----------------------
Respiratory Products (0.28%)
Resmed Inc (a)(b)                                                      43,488                                               1,869
                                                                                                            ----------------------

Retail - Apparel & Shoe (2.39%)
Aeropostale Inc (a)(b)                                                 41,500                                               1,580
Childrens Place Retail Stores Inc/The (a)(b)                           84,269                                               2,874
Christopher & Banks Corp (a)                                          232,782                                               3,473
DSW Inc (a)(b)                                                         35,680                                               1,186
Lululemon Athletica Inc (b)                                            32,800                                               1,054
Tween Brands Inc (a)(b)                                                91,700                                               3,509
Retail - Apparel & Shoe
Wet Seal Inc/The (a)(b)                                               488,945                                               2,279
                                                                                                            ----------------------
                                                                                                                           15,955
                                                                                                            ----------------------
Retail - Catalog Shopping (0.28%)
Coldwater Creek Inc (a)(b)                                             95,703                                               1,884
                                                                                                            ----------------------

Retail - Discount (0.27%)
99 Cents Only Stores (a)(b)                                           148,850                                               1,812
                                                                                                            ----------------------

Retail - Music Store (0.36%)
Guitar Center Inc (a)(b)                                               41,293                                               2,397
                                                                                                            ----------------------

Retail - Petroleum Products (0.32%)
World Fuel Services Corp                                               52,950                                               2,165
                                                                                                            ----------------------

Retail - Restaurants (2.33%)
Buffalo Wild Wings Inc (a)(b)                                          59,700                                               2,580
California Pizza Kitchen Inc (a)(b)                                   269,616                                               5,117
CKE Restaurants Inc                                                   255,532                                               4,418
Texas Roadhouse Inc (a)(b)                                            287,000                                               3,407
                                                                                                            ----------------------
                                                                                                                           15,522
                                                                                                            ----------------------
Retail - Sporting Goods (0.22%)
Hibbett Sports Inc (a)(b)                                              34,752                                                 891
Zumiez Inc (a)(b)                                                      15,200                                                 562
                                                                                                            ----------------------
                                                                                                                            1,453
                                                                                                            ----------------------
Seismic Data Collection (0.53%)
Input/Output Inc (a)(b)                                               249,800                                               3,560
                                                                                                            ----------------------

Semiconductor Component - Integrated Circuits (2.17%)
Anadigics Inc (a)(b)                                                  338,858                                               4,924
Exar Corp (b)                                                         111,487                                               1,575
Hittite Microwave Corp (a)(b)                                          69,400                                               2,791
Power Integrations Inc (b)                                             86,994                                               2,306
Standard Microsystems Corp (b)                                         85,717                                               2,862
                                                                                                            ----------------------
                                                                                                                           14,458
                                                                                                            ----------------------
Semiconductor Equipment (1.25%)
BTU International Inc (a)(b)                                           55,122                                                 727
Formfactor Inc (b)                                                     53,968                                               2,072
LTX Corp (b)                                                          120,838                                                 555
Photronics Inc (a)(b)                                                  50,201                                                 704
Rudolph Technologies Inc (a)(b)                                       158,598                                               2,482
Semitool Inc (a)(b)                                                    23,030                                                 220
Varian Semiconductor Equipment Associates Inc (b)                      33,667                                               1,582
                                                                                                            ----------------------
                                                                                                                            8,342
                                                                                                            ----------------------
Steel - Producers (0.96%)
Claymont Steel Inc (b)                                                 42,576                                                 848
Steel Dynamics Inc                                                    133,006                                               5,577
                                                                                                            ----------------------
                                                                                                                            6,425
                                                                                                            ----------------------
Steel - Specialty (0.12%)
Allegheny Technologies Inc                                              7,794                                                 818
                                                                                                            ----------------------

Telecommunication Equipment (1.18%)
Arris Group Inc (b)                                                    42,311                                                 627
Nice Systems Ltd ADR (b)                                              173,417                                               5,761
ShoreTel Inc (a)(b)                                                    17,400                                                 227

Telecommunication Equipment
Sirenza Microdevices Inc (a)(b)                                       112,792                                               1,281
                                                                                                            ----------------------
                                                                                                                            7,896
                                                                                                            ----------------------
Telecommunication Equipment - Fiber Optics (0.40%)
Finisar Corp (a)(b)                                                   727,300                                               2,640
                                                                                                            ----------------------

Telecommunication Services (0.60%)
NeuStar Inc (a)(b)                                                     59,218                                               1,708
PAETEC Holding Corp (a)(b)                                             84,068                                                 992
SAVVIS Inc (b)                                                         34,530                                               1,297
                                                                                                            ----------------------
                                                                                                                            3,997
                                                                                                            ----------------------
Theaters (0.24%)
National CineMedia Inc                                                 62,900                                               1,566
                                                                                                            ----------------------

Therapeutics (0.46%)
BioMarin Pharmaceuticals Inc (a)(b)                                    93,800                                               1,694
Isis Pharmaceuticals Inc (a)(b)                                       132,586                                               1,380
                                                                                                            ----------------------
                                                                                                                            3,074
                                                                                                            ----------------------
Toys (0.36%)
Marvel Entertainment Inc (a)(b)                                        99,000                                               2,399
                                                                                                            ----------------------

Transactional Software (0.47%)
Bottomline Technologies Inc (b)                                       107,816                                               1,257
Synchronoss Technologies Inc (a)(b)                                    52,107                                               1,895
                                                                                                            ----------------------
                                                                                                                            3,152
                                                                                                            ----------------------
Transport - Services (1.26%)
HUB Group Inc (b)                                                     161,500                                               5,494
UTi Worldwide Inc                                                     115,291                                               2,897
                                                                                                            ----------------------
                                                                                                                            8,391
                                                                                                            ----------------------
Transport - Truck (0.92%)
Landstar System Inc                                                   118,090                                               5,368
Marten Transport Ltd (b)                                               50,600                                                 758
                                                                                                            ----------------------
                                                                                                                            6,126
                                                                                                            ----------------------
Veterinary Diagnostics (1.15%)
Neogen Corp (b)                                                        34,310                                               1,003
VCA Antech Inc (b)                                                    169,277                                               6,659
                                                                                                            ----------------------
                                                                                                                            7,662
                                                                                                            ----------------------
Vitamins & Nutrition Products (0.17%)
NutraCea (a)(b)                                                       359,300                                               1,121
                                                                                                            ----------------------

Web Hosting & Design (0.31%)
NaviSite Inc (b)                                                      125,769                                               1,058
NIC Inc                                                               150,072                                               1,001
                                                                                                            ----------------------
                                                                                                                            2,059
                                                                                                            ----------------------
Wireless Equipment (1.79%)
Novatel Wireless Inc (a)(b)                                           161,986                                               3,488
SBA Communications Corp (a)(b)                                        114,900                                               3,828
Sierra Wireless Inc (a)(b)                                             75,967                                               1,721
Viasat Inc (b)                                                        102,000                                               2,920
                                                                                                            ----------------------
                                                                                                                           11,957
                                                                                                            ----------------------
X-Ray Equipment (0.17%)
Hologic Inc (a)(b)                                                     22,073                                               1,143
                                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                                      $                639,545
                                                                                                            ----------------------

                                                                     Principal
                                                                     Amount                                     Value (000's)
                                                                     (000's)
MONEY MARKET FUNDS (31.65%)
Money Center Banks (31.65%)
BNY Institutional Cash Reserve Fund (c)                               211,090                                             211,090
                                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $                211,090
                                                                                                            ----------------------
Total Investments                                                                                        $                850,635
Liabilities in Excess of Other Assets, Net - (27.54)%                                                                   (183,702)
                                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                                               $                666,933
                                                                                                            ======================
                                                                                                            ----------------------

                                                                                                            ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                    $                136,893
Unrealized Depreciation                                                                                                    (35,979)
                                                                                                              ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                  100,914
Cost for federal income tax purposes                                                                                        749,721
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                      Percent
-------------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                                    35.81%
Consumer, Non-cyclical                                                                                                       23.76%
Technology                                                                                                                   19.02%
Industrial                                                                                                                   17.07%
Consumer, Cyclical                                                                                                           11.78%
Communications                                                                                                               11.15%
Energy                                                                                                                        6.14%
Basic Materials                                                                                                               2.18%
Exchange Traded Funds                                                                                                         0.63%
Liabilities in Excess of Other Assets, Net                                                                                (-27.54%)
                                                                                                              ----------------------
TOTAL NET ASSETS                                                                                                            100.00%
                                                                                                              ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Growth Fund III

                                                                  Shares                                     Value (000's)
                                                                    Held
COMMON STOCKS (97.59%)
Advertising Services (0.40%)
Marchex Inc                                                         93,700                            $                  1,263
                                                                                                         ----------------------

Aerospace & Defense (0.47%)
TransDigm Group Inc (a)(b)                                          35,800                                               1,475
                                                                                                         ----------------------

Aerospace & Defense Equipment (0.64%)
Heico Corp (a)                                                      40,300                                               1,618
Orbital Sciences Corp (b)                                           18,500                                                 392
                                                                                                         ----------------------
                                                                                                                         2,010
                                                                                                         ----------------------
Airlines (0.19%)
Alaska Air Group Inc (b)                                            25,300                                                 590
                                                                                                         ----------------------

Apparel Manufacturers (3.52%)
Columbia Sportswear Co                                              16,700                                               1,047
Phillips-Van Heusen                                                  8,300                                                 432
Quiksilver Inc (b)                                                 665,600                                               8,540
Volcom Inc (a)(b)                                                   30,200                                               1,071
                                                                                                         ----------------------
                                                                                                                        11,090
                                                                                                         ----------------------
Applications Software (3.80%)
Nuance Communications Inc (a)(b)                                   101,000                                               1,664
Quest Software Inc (b)                                              33,900                                                 502
Red Hat Inc (a)(b)                                                 464,600                                               9,673
Salesforce.com Inc (b)                                               3,500                                                 136
                                                                                                         ----------------------
                                                                                                                        11,975
                                                                                                         ----------------------
Auto/Truck Parts & Equipment - Original (0.68%)
Amerigon Inc (a)(b)                                                 62,500                                               1,005
Titan International Inc (a)                                         38,700                                               1,143
                                                                                                         ----------------------
                                                                                                                         2,148
                                                                                                         ----------------------
Building - Heavy Construction (0.54%)
Infrasource Services Inc (b)                                        48,700                                               1,686
                                                                                                         ----------------------

Building - Residential & Commercial (0.30%)
Ryland Group Inc                                                    28,100                                                 934
                                                                                                         ----------------------

Building Products - Light Fixtures (0.13%)
LSI Industries Inc                                                  24,700                                                 412
                                                                                                         ----------------------

Chemicals - Plastics (0.37%)
Metabolix Inc (b)                                                   52,900                                               1,163
                                                                                                         ----------------------

Coffee (0.32%)
Green Mountain Coffee Roasters Inc (a)(b)                           34,200                                               1,014
                                                                                                         ----------------------

Commercial Banks (0.81%)
East West Bancorp Inc                                               46,000                                               1,686
Frontier Financial Corp                                             40,500                                                 868
                                                                                                         ----------------------
                                                                                                                         2,554
                                                                                                         ----------------------

Commercial Services (0.83%)
Arbitron Inc (a)                                                    52,700                                               2,624
                                                                                                         ----------------------

Commercial Services - Finance (0.72%)
Bankrate Inc (a)(b)                                                 26,800                                               1,202
Equifax Inc                                                         16,200                                                 655
Morningstar Inc (b)                                                  8,100                                                 397
                                                                                                         ----------------------
                                                                                                                         2,254
                                                                                                         ----------------------
Computer Services (0.80%)
Factset Research Systems Inc                                         6,200                                                 409
IHS Inc (b)                                                         44,300                                               2,101
                                                                                                         ----------------------
                                                                                                                         2,510
                                                                                                         ----------------------
Computer Software (0.41%)
Omniture Inc (a)(b)                                                 57,000                                               1,302
                                                                                                         ----------------------

Computers - Integrated Systems (0.71%)
Jack Henry & Associates Inc                                         20,700                                                 497
Riverbed Technology Inc (b)                                         13,600                                                 601
Stratasys Inc (a)(b)                                                25,500                                               1,122
                                                                                                         ----------------------
                                                                                                                         2,220
                                                                                                         ----------------------
Computers - Peripheral Equipment (0.33%)
Immersion Corp (b)                                                  66,800                                               1,041
                                                                                                         ----------------------

Consulting Services (0.84%)
Huron Consulting Group Inc (b)                                      20,729                                               1,408
Watson Wyatt Worldwide Inc                                          27,500                                               1,225
                                                                                                         ----------------------
                                                                                                                         2,633
                                                                                                         ----------------------
Cosmetics & Toiletries (1.02%)
Bare Escentuals Inc (b)                                             56,400                                               1,591
Chattem Inc (a)(b)                                                  28,800                                               1,617
                                                                                                         ----------------------
                                                                                                                         3,208
                                                                                                         ----------------------
Data Processing & Management (0.66%)
Commvault Systems Inc (b)                                           69,200                                               1,175
Global Payments Inc                                                 24,000                                                 898
                                                                                                         ----------------------
                                                                                                                         2,073
                                                                                                         ----------------------
Decision Support Software (1.37%)
Wind River Systems Inc (b)                                         451,300                                               4,314
                                                                                                         ----------------------

Dental Supplies & Equipment (0.40%)
Align Technology Inc (a)(b)                                         47,900                                               1,250
                                                                                                         ----------------------

Drug Delivery Systems (1.31%)
Alkermes, Inc. (b)                                                 260,700                                               3,713
Depomed Inc (a)(b)                                                 182,200                                                 417
                                                                                                         ----------------------
                                                                                                                         4,130
                                                                                                         ----------------------
E-Commerce - Products (0.55%)
Blue Nile Inc (a)(b)                                                16,700                                               1,263
NutriSystem Inc (b)                                                  8,500                                                 473
                                                                                                         ----------------------
                                                                                                                         1,736
                                                                                                         ----------------------
E-Commerce - Services (0.69%)
Move Inc (b)                                                       434,600                                               1,456
priceline.com Inc (a)(b)                                            11,100                                                 708
                                                                                                         ----------------------
                                                                                                                         2,164
                                                                                                         ----------------------
Educational Software (0.83%)
Blackboard Inc (a)(b)                                               58,900                                               2,605
                                                                                                         ----------------------

Electronic Components - Miscellaneous (2.86%)
Flextronics International Ltd (b)                                  807,200                                               9,016
                                                                                                         ----------------------

Electronic Components - Semiconductors (3.35%)
Cree Inc (a)(b)                                                     17,400                                                 446
Intersil Corp                                                       41,200                                               1,205
Lattice Semiconductor Corp (b)                                     648,500                                               3,067
Microsemi Corp (a)(b)                                               49,800                                               1,161
ON Semiconductor Corp (b)                                           45,300                                                 535
Silicon Motion Technology Corp ADR (b)                              18,500                                                 339
Skyworks Solutions Inc (b)                                         479,900                                               3,801
                                                                                                         ----------------------
                                                                                                                        10,554
                                                                                                         ----------------------
Electronic Design Automation (0.38%)
Synopsys Inc (b)                                                    49,500                                               1,211
                                                                                                         ----------------------

Electronics - Military (0.44%)
EDO Corp (a)                                                        41,700                                               1,378
                                                                                                         ----------------------

Energy - Alternate Sources (1.01%)
First Solar Inc (a)(b)                                              19,200                                               2,162
Sunpower Corp (b)                                                    4,200                                                 296
US BioEnergy Corp (b)                                               69,100                                                 722
                                                                                                         ----------------------
                                                                                                                         3,180
                                                                                                         ----------------------
Engineering - Research & Development Services (0.95%)
Foster Wheeler Ltd (a)(b)                                           22,000                                               2,473
Jacobs Engineering Group Inc (b)                                     8,300                                                 511
                                                                                                         ----------------------
                                                                                                                         2,984
                                                                                                         ----------------------
Enterprise Software & Services (0.90%)
Advent Software Inc (b)                                             57,700                                               2,194
BEA Systems Inc (b)                                                 52,500                                                 650
                                                                                                         ----------------------
                                                                                                                         2,844
                                                                                                         ----------------------
Entertainment Software (2.06%)
Activision Inc (b)                                                  91,500                                               1,565
THQ Inc (b)                                                        170,750                                               4,911
                                                                                                         ----------------------
                                                                                                                         6,476
                                                                                                         ----------------------
Finance - Investment Banker & Broker (3.63%)
E*Trade Financial Corp (b)                                         344,600                                               6,382
Greenhill & Co Inc                                                  41,000                                               2,378
Jefferies Group Inc                                                 62,800                                               1,650
Thomas Weisel Partners Group Inc (b)                                73,800                                               1,026
                                                                                                         ----------------------
                                                                                                                        11,436
                                                                                                         ----------------------
Finance - Other Services (1.33%)
Nasdaq Stock Market Inc/The (b)                                    135,800                                               4,179
                                                                                                         ----------------------

Firearms & Ammunition (0.45%)
Smith & Wesson Holding Corp (a)(b)                                  75,600                                               1,421
                                                                                                         ----------------------

Food - Miscellaneous/Diversified (0.21%)
McCormick & Co Inc/MD                                               19,600                                                 670
                                                                                                         ----------------------

Food - Retail (0.38%)
Whole Foods Market Inc                                              31,900                                               1,182
                                                                                                         ----------------------

Footwear & Related Apparel (4.00%)
CROCS Inc (b)                                                      151,600                                               8,993
Deckers Outdoor Corp (a)(b)                                         24,100                                               2,485

Footwear & Related Apparel
Iconix Brand Group Inc (a)(b)                                       56,100                                               1,109
                                                                                                         ----------------------
                                                                                                                        12,587
                                                                                                         ----------------------
Identification Systems - Development (0.14%)
L-1 Identity Solutions Inc (a)(b)                                   24,820                                                 425
                                                                                                         ----------------------

Industrial Automation & Robots (0.28%)
Intermec Inc (a)(b)                                                 34,400                                                 882
                                                                                                         ----------------------

Internet Application Software (2.15%)
DealerTrack Holdings Inc (a)(b)                                     55,000                                               1,983
eResearch Technology Inc (b)                                       244,600                                               2,348
Lionbridge Technologies (b)                                        168,300                                                 790
Vocus Inc (a)(b)                                                    59,210                                               1,663
                                                                                                         ----------------------
                                                                                                                         6,784
                                                                                                         ----------------------
Internet Connectivity Services (0.69%)
Cogent Communications Group Inc (b)                                 76,200                                               2,185
                                                                                                         ----------------------

Internet Content - Information & News (1.34%)
CNET Networks Inc (a)(b)                                           467,700                                               3,522
Dice Holdings Inc (b)                                               58,800                                                 705
                                                                                                         ----------------------
                                                                                                                         4,227
                                                                                                         ----------------------
Internet Infrastructure Equipment (1.19%)
Avocent Corp (b)                                                   137,200                                               3,752
                                                                                                         ----------------------

Internet Security (1.81%)
Blue Coat Systems Inc (a)(b)                                        54,900                                               2,675
Checkfree Corp (b)                                                  20,000                                                 737
Vasco Data Security International Inc (a)(b)                        85,900                                               2,274
                                                                                                         ----------------------
                                                                                                                         5,686
                                                                                                         ----------------------
Investment Management & Advisory Services (3.98%)
Affiliated Managers Group Inc (a)(b)                                27,800                                               3,349
Blackstone Group LP/The (b)                                        183,000                                               4,394
Federated Investors Inc                                             60,000                                               2,160
Fortress Investment Group LLC                                      137,900                                               2,616
                                                                                                         ----------------------
                                                                                                                        12,519
                                                                                                         ----------------------
Lasers - Systems & Components (0.58%)
Cymer Inc (b)                                                       42,600                                               1,821
                                                                                                         ----------------------

Lighting Products & Systems (0.49%)
Universal Display Corp (b)                                         101,900                                               1,531
                                                                                                         ----------------------

Machinery - General Industry (0.48%)
Chart Industries Inc (b)                                            55,000                                               1,525
                                                                                                         ----------------------

Medical - Biomedical/Gene (3.51%)
Affymetrix Inc (a)(b)                                              191,000                                               4,657
Alexion Pharmaceuticals Inc (a)(b)                                  32,500                                               1,890
American Oriental Bioengineering Inc (b)                            48,700                                                 351
Cell Genesys Inc (b)                                               272,600                                                 938
Geron Corp (b)                                                      81,900                                                 516
Illumina Inc (b)                                                    39,400                                               1,795
Martek Biosciences Corp (a)(b)                                      35,800                                                 917
                                                                                                         ----------------------
                                                                                                                        11,064
                                                                                                         ----------------------
Medical - Drugs (5.59%)
Cephalon Inc (b)                                                   126,900                                               9,535

Medical - Drugs
Cubist Pharmaceuticals Inc (a)(b)                                  249,700                                               5,758
Medicis Pharmaceutical Corp                                         55,500                                               1,583
Sepracor Inc (b)                                                    25,400                                                 715
                                                                                                         ----------------------
                                                                                                                        17,591
                                                                                                         ----------------------
Medical - Outpatient & Home Medical Care (0.47%)
Lincare Holdings Inc (b)                                            41,900                                               1,495
                                                                                                         ----------------------

Medical Instruments (0.81%)
Arthrocare Corp (a)(b)                                              18,300                                                 926
NuVasive Inc (a)(b)                                                 56,400                                               1,618
                                                                                                         ----------------------
                                                                                                                         2,544
                                                                                                         ----------------------
Medical Laser Systems (0.17%)
Cynosure Inc (a)(b)                                                 17,300                                                 540
                                                                                                         ----------------------

Medical Products (1.41%)
TomoTherapy Inc (a)(b)                                              41,290                                               1,119
Varian Medical Systems Inc (b)                                      81,200                                               3,313
                                                                                                         ----------------------
                                                                                                                         4,432
                                                                                                         ----------------------
Metal Processors & Fabrication (0.23%)
Dynamic Materials Corp (a)                                          17,300                                                 728
                                                                                                         ----------------------

Multimedia (0.74%)
Martha Stewart Living Omnimedia                                    171,400                                               2,316
                                                                                                         ----------------------

Networking Products (2.74%)
Foundry Networks Inc (b)                                            46,800                                                 823
Polycom Inc (b)                                                    236,300                                               7,318
Starent Networks Corp (b)                                           27,500                                                 499
                                                                                                         ----------------------
                                                                                                                         8,640
                                                                                                         ----------------------
Office Furnishings - Original (1.04%)
Herman Miller Inc                                                   31,000                                                 946
Knoll Inc                                                          118,000                                               2,338
                                                                                                         ----------------------
                                                                                                                         3,284
                                                                                                         ----------------------
Oil - Field Services (1.48%)
Cal Dive International Inc (b)                                     162,400                                               2,472
Tetra Technologies Inc (b)                                          79,100                                               2,200
                                                                                                         ----------------------
                                                                                                                         4,672
                                                                                                         ----------------------
Oil & Gas Drilling (0.13%)
Patterson-UTI Energy Inc                                            18,300                                                 419
                                                                                                         ----------------------

Oil Company - Exploration & Production (1.05%)
Carrizo Oil & Gas Inc (a)(b)                                        34,300                                               1,254
Continental Resources Inc/OK (b)                                    77,800                                               1,224
Range Resources Corp                                                22,100                                                 821
                                                                                                         ----------------------
                                                                                                                         3,299
                                                                                                         ----------------------
Oil Field Machinery & Equipment (2.15%)
FMC Technologies Inc (b)                                            28,800                                               2,636
Grant Prideco Inc (b)                                               66,200                                               3,714
T-3 Energy Services Inc (b)                                         12,400                                                 430
                                                                                                         ----------------------
                                                                                                                         6,780
                                                                                                         ----------------------
Private Corrections (0.81%)
Cornell Cos Inc (a)(b)                                              54,700                                               1,206
Geo Group Inc/The (a)(b)                                            48,300                                               1,336
                                                                                                         ----------------------
                                                                                                                         2,542
                                                                                                         ----------------------

Property & Casualty Insurance (0.68%)
Amtrust Financial Services Inc (a)                                  70,800                                               1,039
OneBeacon Insurance Group Ltd                                       47,700                                               1,102
                                                                                                         ----------------------
                                                                                                                         2,141
                                                                                                         ----------------------
Real Estate Management & Services (0.07%)
Jones Lang LaSalle Inc                                               2,000                                                 220
                                                                                                         ----------------------

Real Estate Operator & Developer (0.43%)
Meruelo Maddux Properties Inc (b)                                  213,400                                               1,368
                                                                                                         ----------------------

REITS - Mortgage (0.29%)
CapitalSource Inc                                                   47,868                                                 910
                                                                                                         ----------------------

Rental - Auto & Equipment (0.60%)
Hertz Global Holdings Inc (b)                                       85,000                                               1,903
                                                                                                         ----------------------

Retail - Apparel & Shoe (1.32%)
AnnTaylor Stores Corp (b)                                           52,900                                               1,662
J Crew Group Inc (b)                                                 7,400                                                 372
Lululemon Athletica Inc (b)                                          6,333                                                 204
Urban Outfitters Inc (b)                                            48,300                                                 969
Wet Seal Inc/The (a)(b)                                            206,000                                                 960
                                                                                                         ----------------------
                                                                                                                         4,167
                                                                                                         ----------------------
Retail - Petroleum Products (0.21%)
World Fuel Services Corp                                            16,000                                                 654
                                                                                                         ----------------------

Retail - Restaurants (0.70%)
Chipotle Mexican Grill Inc (a)(b)                                   20,300                                               1,793
PF Chang's China Bistro Inc (a)(b)                                  12,600                                                 413
                                                                                                         ----------------------
                                                                                                                         2,206
                                                                                                         ----------------------
Retail - Sporting Goods (0.36%)
Zumiez Inc (a)(b)                                                   31,000                                               1,147
                                                                                                         ----------------------

Schools (1.22%)
New Oriental Education and Technology Group Inc. ADR (b)            17,400                                                 901
Strayer Education Inc                                               19,500                                               2,955
                                                                                                         ----------------------
                                                                                                                         3,856
                                                                                                         ----------------------
Semiconductor Component - Integrated Circuits (0.33%)
TriQuint Semiconductor Inc (b)                                     237,500                                               1,050
                                                                                                         ----------------------

Soap & Cleaning Products (0.14%)
Church & Dwight Co Inc                                               9,300                                                 456
                                                                                                         ----------------------

Telecommunication Equipment (0.53%)
Arris Group Inc (b)                                                 28,700                                                 425
Nice Systems Ltd ADR (b)                                            37,000                                               1,229
                                                                                                         ----------------------
                                                                                                                         1,654
                                                                                                         ----------------------
Telecommunication Equipment - Fiber Optics (0.30%)
Harmonic Inc (b)                                                   107,000                                                 949
                                                                                                         ----------------------

Telecommunication Services (1.16%)
Cbeyond Inc (a)(b)                                                  11,400                                                 403
Clearwire Corp (b)                                                 114,300                                               3,261
                                                                                                         ----------------------
                                                                                                                         3,664
                                                                                                         ----------------------

Theaters (0.18%)
National CineMedia Inc (a)                                          22,280                                                 555
                                                                                                         ----------------------

Therapeutics (2.81%)
BioMarin Pharmaceuticals Inc (a)(b)                                 61,400                                               1,109
CV Therapeutics Inc (b)                                            103,000                                               1,020
Medarex Inc (b)                                                    474,700                                               6,722
                                                                                                         ----------------------
                                                                                                                         8,851
                                                                                                         ----------------------
Toys (0.32%)
Marvel Entertainment Inc (b)                                        42,200                                               1,023
                                                                                                         ----------------------

Transactional Software (0.63%)
Solera Holdings Inc (a)(b)                                          52,600                                                 984
Synchronoss Technologies Inc (a)(b)                                 27,200                                                 989
                                                                                                         ----------------------
                                                                                                                         1,973
                                                                                                         ----------------------
Transport - Marine (0.56%)
Kirby Corp (b)                                                      12,400                                                 502
Navios Maritime Holdings Inc (a)                                    39,600                                                 517
Ultrapetrol Bahamas Ltd (a)(b)                                      31,691                                                 745
                                                                                                         ----------------------
                                                                                                                         1,764
                                                                                                         ----------------------
Transport - Services (0.14%)
UTi Worldwide Inc                                                   17,800                                                 447
                                                                                                         ----------------------

Transport - Truck (0.44%)
Landstar System Inc                                                 30,500                                               1,387
                                                                                                         ----------------------

Wireless Equipment (3.12%)
RF Micro Devices Inc (b)                                           843,600                                               5,855
SBA Communications Corp (b)                                        119,100                                               3,968
                                                                                                         ----------------------
                                                                                                                         9,823
                                                                                                         ----------------------
TOTAL COMMON STOCKS                                                                                   $                307,347
                                                                                                         ----------------------
                                                                  Principal
                                                                  Amount                                     Value (000's)
                                                                  (000's)
SHORT TERM INVESTMENTS (1.33%)
Repurchase Agreements (1.33%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by          2,088                                               2,089
U.S.
Government Agency Issues; $2,151,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29%
dated 07/31/07 maturing 08/01/07 (collateralized by                2,088                                               2,088
U.S.
Government Agency Issues; $2,151,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                                         ----------------------

                                                                                                                         4,177
                                                                                                         ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $                  4,177
                                                                                                         ----------------------
MONEY MARKET FUNDS (19.66%)
Money Center Banks (19.66%)
BNY Institutional Cash Reserve Fund (c)                             61,928                                              61,928
                                                                                                                ----------------
TOTAL MONEY MARKET FUNDS                                                                               $                 61,928
                                                                                                          ----------------------
Total Investments                                                                                      $                373,452
Liabilities in Excess of Other Assets, Net - (18.58)%                                                                  (58,514)
                                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                                             $                314,938
                                                                                                          ======================
                                                                                                          ----------------------

                                                                                                          ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                   $                 33,464
Unrealized Depreciation                                                                                                   (22,463)
                                                                                                             ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                  11,001
Cost for federal income tax purposes                                                                                       362,451
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                     Percent
------------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                                   32.21%
Consumer, Non-cyclical                                                                                                      23.57%
Communications                                                                                                              17.41%
Technology                                                                                                                  16.56%
Consumer, Cyclical                                                                                                          12.82%
Industrial                                                                                                                   9.81%
Energy                                                                                                                       5.83%
Basic Materials                                                                                                              0.37%
Liabilities in Excess of Other Assets, Net                                                                               (-18.58%)
                                                                                                             ----------------------
TOTAL NET ASSETS                                                                                                           100.00%
                                                                                                             ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Value Fund

                                                                        Shares                                    Value (000's)
                                                                         Held
COMMON STOCKS (98.44%)
Aerospace & Defense (0.83%)
Esterline Technologies Corp (a)(b)                                       32,419                            $                  1,501
Teledyne Technologies Inc (b)                                             8,080                                                 358
                                                                                                              ----------------------
                                                                                                                              1,859
                                                                                                              ----------------------
Aerospace & Defense Equipment (1.42%)
Curtiss-Wright Corp                                                       2,100                                                  91
DRS Technologies Inc                                                     48,382                                               2,533
GenCorp Inc (b)                                                             200                                                   2
Kaman Corp                                                                7,753                                                 260
Moog Inc (b)                                                              3,219                                                 138
Triumph Group Inc (a)                                                     1,793                                                 137
                                                                                                              ----------------------
                                                                                                                              3,161
                                                                                                              ----------------------
Agricultural Chemicals (0.39%)
CF Industries Holdings Inc                                                4,600                                                 264
UAP Holding Corp                                                         22,336                                                 607
                                                                                                              ----------------------
                                                                                                                                871
                                                                                                              ----------------------
Agricultural Operations (0.02%)
Andersons Inc/The (a)                                                     1,200                                                  51
                                                                                                              ----------------------

Airlines (0.24%)
Airtran Holdings Inc (a)(b)                                              24,475                                                 241
Alaska Air Group Inc (a)(b)                                              12,355                                                 288
                                                                                                              ----------------------
                                                                                                                                529
                                                                                                              ----------------------
Alternative Waste Tech (0.02%)
Rentech Inc (a)(b)                                                       18,300                                                  38
                                                                                                              ----------------------

Apparel Manufacturers (0.26%)
Kellwood Co                                                              22,608                                                 580
                                                                                                              ----------------------

Applications Software (0.09%)
Nuance Communications Inc (a)(b)                                            100                                                   2
Visual Sciences Inc (a)(b)                                               12,200                                                 207
                                                                                                              ----------------------
                                                                                                                                209
                                                                                                              ----------------------
Auto/Truck Parts & Equipment - Original (0.74%)
American Axle & Manufacturing Holdings (a)                                6,189                                                 150
ArvinMeritor Inc (a)                                                      6,063                                                 120
Lear Corp (a)(b)                                                          3,849                                                 129
Tenneco Inc (b)                                                          20,433                                                 722
Titan International Inc (a)                                              17,576                                                 519
                                                                                                              ----------------------
                                                                                                                              1,640
                                                                                                              ----------------------
B2B - E-Commerce (0.03%)
i2 Technologies Inc (a)(b)                                                3,500                                                  57
                                                                                                              ----------------------

Batteries & Battery Systems (1.04%)
Greatbatch Inc (a)(b)                                                    74,592                                               2,315
                                                                                                              ----------------------

Building - Heavy Construction (0.35%)
Perini Corp (b)                                                             560                                                  34

Building - Heavy Construction
Washington Group International Inc (a)(b)                                 9,284                                                 746
                                                                                                              ----------------------
                                                                                                                                780
                                                                                                              ----------------------
Building - Mobile Home & Manufactured Housing (0.00%)
Champion Enterprises Inc (a)(b)                                             400                                                   5
                                                                                                              ----------------------

Building - Residential & Commercial (0.56%)
Beazer Homes USA Inc (a)                                                 26,467                                                 370
Ryland Group Inc (a)                                                     26,467                                                 880
                                                                                                              ----------------------
                                                                                                                              1,250
                                                                                                              ----------------------
Building & Construction - Miscellaneous (1.69%)
Dycom Industries Inc (b)                                                134,366                                               3,756
                                                                                                              ----------------------

Building & Construction Products - Miscellaneous (0.01%)
Trex Co Inc (a)(b)                                                        2,000                                                  33
                                                                                                              ----------------------

Building Products - Cement & Aggregate (0.14%)
Texas Industries Inc                                                      3,821                                                 301
US Concrete Inc (a)(b)                                                      400                                                   3
                                                                                                              ----------------------
                                                                                                                                304
                                                                                                              ----------------------
Cable TV (0.07%)
Charter Communications Inc (a)(b)                                        38,400                                                 156
                                                                                                              ----------------------

Cellular Telecommunications (0.29%)
Centennial Communications Corp (b)                                       40,211                                                 411
Dobson Communications Corp (a)(b)                                        19,000                                                 237
                                                                                                              ----------------------
                                                                                                                                648
                                                                                                              ----------------------
Chemicals - Diversified (0.27%)
FMC Corp                                                                  5,900                                                 526
Rockwood Holdings Inc (b)                                                 1,961                                                  68
                                                                                                              ----------------------
                                                                                                                                594
                                                                                                              ----------------------
Chemicals - Plastics (0.03%)
Spartech Corp                                                             2,783                                                  61
                                                                                                              ----------------------

Chemicals - Specialty (2.52%)
Arch Chemicals Inc                                                       10,020                                                 355
Cytec Industries Inc                                                     46,816                                               3,136
Ferro Corp                                                                6,188                                                 138
HB Fuller Co                                                             40,244                                               1,112
Minerals Technologies Inc (a)                                             2,797                                                 181
NewMarket Corp                                                           11,832                                                 549
WR Grace & Co (a)(b)                                                      6,300                                                 130
                                                                                                              ----------------------
                                                                                                                              5,601
                                                                                                              ----------------------
Circuit Boards (0.02%)
Multi-Fineline Electronix Inc (a)(b)                                      3,900                                                  56
                                                                                                              ----------------------

Coal (0.05%)
Alpha Natural Resources Inc (a)(b)                                        2,200                                                  39
International Coal Group Inc (a)(b)                                      15,900                                                  65
                                                                                                              ----------------------
                                                                                                                                104
                                                                                                              ----------------------
Collectibles (0.95%)
RC2 Corp (b)                                                             59,438                                               2,104
Topps Co Inc/The                                                            600                                                   6
                                                                                                              ----------------------
                                                                                                                              2,110
                                                                                                              ----------------------
Commercial Banks (4.03%)
Alabama National Bancorporation                                           3,000                                                 160

Commercial Banks
Bancfirst Corp                                                            2,700                                                 109
Bancorpsouth Inc                                                            736                                                  17
Capitol Bancorp Ltd (a)                                                     600                                                  14
Cathay General Bancorp (a)                                                1,800                                                  55
Citizens Republic Bancorp Inc                                             8,772                                                 141
Community Banks Inc (a)                                                     130                                                   3
East West Bancorp Inc                                                     1,800                                                  66
First Bancorp/Puerto Rico (a)                                            21,800                                                 201
First Merchants Corp                                                      1,400                                                  28
First Midwest Bancorp Inc/IL (a)                                          7,000                                                 230
First Republic Bank/San Francisco CA                                      6,050                                                 331
FNB Corp/PA (a)                                                           4,768                                                  72
Fremont General Corp (a)                                                 31,468                                                 182
Greater Bay Bancorp                                                       1,600                                                  43
Hancock Holding Co (a)                                                    4,000                                                 142
MB Financial Inc                                                          3,200                                                 102
Old National Bancorp/IN (a)                                               1,367                                                  20
Old Second Bancorp Inc (a)                                                3,383                                                  93
Pacific Capital Bancorp NA                                                2,300                                                  48
Prosperity Bancshares Inc                                                10,500                                                 297
S&T Bancorp Inc (a)                                                       5,300                                                 165
Santander BanCorp (a)                                                       200                                                   2
Sterling Bancshares Inc/TX                                              163,280                                               1,700
Sterling Financial Corp/WA                                                2,450                                                  56
Susquehanna Bancshares Inc                                                  500                                                   9
SVB Financial Group (a)(b)                                               12,829                                                 676
Texas Capital Bancshares Inc (a)(b)                                      21,400                                                 425
Trustmark Corp (a)                                                        6,080                                                 152
UCBH Holdings Inc (a)                                                   183,602                                               3,018
Umpqua Holdings Corp (a)                                                  4,000                                                  76
W Holding Co Inc                                                         19,172                                                  42
Wintrust Financial Corp                                                   7,635                                                 301
                                                                                                              ----------------------
                                                                                                                              8,976
                                                                                                              ----------------------
Commercial Services (1.28%)
Live Nation Inc (a)(b)                                                    6,400                                                 127
PHH Corp (b)                                                              2,882                                                  84
Quanta Services Inc (a)(b)                                               89,720                                               2,551
Source Interlink Cos Inc (a)(b)                                             300                                                   1
TeleTech Holdings Inc (b)                                                 3,228                                                  95
                                                                                                              ----------------------
                                                                                                                              2,858
                                                                                                              ----------------------
Commercial Services - Finance (0.04%)
Heartland Payment Systems Inc (a)                                         2,395                                                  74
Rewards Network Inc (b)                                                     281                                                   1
TNS Inc (a)                                                               1,300                                                  17
                                                                                                              ----------------------
                                                                                                                                 92
                                                                                                              ----------------------
Communications Software (0.09%)
Avid Technology Inc (a)(b)                                                6,200                                                 199
                                                                                                              ----------------------

Computer Aided Design (0.04%)
Ansys Inc (a)(b)                                                          2,600                                                  68
Parametric Technology Corp (b)                                              800                                                  14
                                                                                                              ----------------------
                                                                                                                                 82
                                                                                                              ----------------------
Computer Services (1.42%)
Ciber Inc (b)                                                            27,402                                                 208
Perot Systems Corp (b)                                                    9,900                                                 151
SYKES Enterprises Inc (b)                                               167,540                                               2,804
                                                                                                              ----------------------
                                                                                                                              3,163
                                                                                                              ----------------------

                                                                                                              ----------------------
Computers (0.05%)
Gateway Inc (b)                                                          41,200                                                  59
Palm Inc (a)(b)                                                             100                                                   1
Rackable Systems Inc (a)(b)                                               3,900                                                  47
                                                                                                              ----------------------
                                                                                                                                107
                                                                                                              ----------------------
Computers - Integrated Systems (0.05%)
Agilysys Inc                                                              6,023                                                 116
                                                                                                              ----------------------

Computers - Memory Devices (0.02%)
Komag Inc (a)(b)                                                          1,700                                                  54
                                                                                                              ----------------------

Computers - Peripheral Equipment (2.08%)
Electronics for Imaging (b)                                             176,225                                               4,628
                                                                                                              ----------------------

Consulting Services (3.45%)
FTI Consulting Inc (a)(b)                                               111,648                                               4,581
Navigant Consulting Inc (a)(b)                                          196,637                                               3,097
                                                                                                              ----------------------
                                                                                                                              7,678
                                                                                                              ----------------------
Consumer Products - Miscellaneous (0.04%)
Blyth Inc                                                                 3,031                                                  68
Spectrum Brands Inc (a)(b)                                                3,200                                                  14
                                                                                                              ----------------------
                                                                                                                                 82
                                                                                                              ----------------------
Containers - Metal & Glass (0.02%)
Silgan Holdings Inc                                                         862                                                  45
                                                                                                              ----------------------

Cosmetics & Toiletries (0.01%)
Elizabeth Arden Inc (b)                                                   1,504                                                  32
                                                                                                              ----------------------

Data Processing & Management (0.45%)
Acxiom Corp                                                              40,024                                               1,007
                                                                                                              ----------------------

Diagnostic Kits (0.30%)
Inverness Medical Innovations Inc (a)(b)                                 13,811                                                 669
                                                                                                              ----------------------

Distribution & Wholesale (2.70%)
Bell Microproducts Inc (b)                                                8,698                                                  55
Core-Mark Holding Co Inc (a)(b)                                           1,717                                                  54
Owens & Minor Inc (a)                                                    81,134                                               3,120
Scansource Inc (a)(b)                                                    87,271                                               2,341
United Stationers Inc (b)                                                 6,800                                                 433
                                                                                                              ----------------------
                                                                                                                              6,003
                                                                                                              ----------------------
Diversified Manufacturing Operations (1.21%)
Actuant Corp (a)                                                         21,127                                               1,288
AO Smith Corp                                                            13,646                                                 663
EnPro Industries Inc (b)                                                  4,395                                                 173
Federal Signal Corp                                                         134                                                   2
Griffon Corp (b)                                                         12,000                                                 211
Koppers Holdings Inc                                                      3,743                                                 111
Matthews International Corp                                               2,800                                                 107
Tredegar Corp                                                             7,975                                                 146
                                                                                                              ----------------------
                                                                                                                              2,701
                                                                                                              ----------------------
Diversified Operations (0.02%)
Resource America Inc (a)                                                  2,500                                                  37
                                                                                                              ----------------------

E-Commerce - Products (0.05%)
Overstock.com Inc (a)(b)                                                  6,199                                                 116
                                                                                                              ----------------------

E-Commerce - Services (0.07%)
Move Inc (b)                                                             48,200                                                 161
                                                                                                              ----------------------

Electric - Integrated (2.89%)
Allete Inc                                                               32,275                                               1,415
Black Hills Corp (a)                                                      5,902                                                 220
CMS Energy Corp                                                          19,064                                                 308
El Paso Electric Co (b)                                                  16,023                                                 373
Idacorp Inc                                                              22,678                                                 702
Integrys Energy Group Inc                                                11,215                                                 555
NorthWestern Corp                                                         7,060                                                 191
PNM Resources Inc                                                        84,784                                               2,190
Portland General Electric Co (a)                                          6,100                                                 164
Sierra Pacific Resources                                                  4,703                                                  75
UIL Holdings Corp                                                         6,978                                                 206
Unisource Energy Corp                                                     1,140                                                  35
                                                                                                              ----------------------
                                                                                                                              6,434
                                                                                                              ----------------------
Electric Products - Miscellaneous (0.00%)
Littelfuse Inc (b)                                                          300                                                  10
                                                                                                              ----------------------

Electronic Components - Miscellaneous (1.65%)
Benchmark Electronics Inc (b)                                           161,210                                               3,579
OSI Systems Inc (a)(b)                                                    3,687                                                  91
                                                                                                              ----------------------
                                                                                                                              3,670
                                                                                                              ----------------------
Electronic Components - Semiconductors (0.52%)
Conexant Systems Inc (a)(b)                                              63,100                                                  83
IPG Photonics Corp (a)(b)                                                 2,500                                                  48
Kopin Corp (a)(b)                                                         7,302                                                  28
Microsemi Corp (a)(b)                                                     3,010                                                  70
Monolithic Power Systems Inc (a)(b)                                      13,212                                                 221
PLX Technology Inc (a)(b)                                                 5,600                                                  62
SiRF Technology Holdings Inc (a)(b)                                         560                                                  13
Skyworks Solutions Inc (a)(b)                                             2,176                                                  17
Volterra Semiconductor Corp (a)(b)                                       22,900                                                 263
Zoran Corp (b)                                                           18,377                                                 346
                                                                                                              ----------------------
                                                                                                                              1,151
                                                                                                              ----------------------
Electronic Measurement Instruments (0.04%)
Itron Inc (a)(b)                                                          1,200                                                  95
                                                                                                              ----------------------

Electronics - Military (0.01%)
EDO Corp (a)                                                                700                                                  23
                                                                                                              ----------------------

Energy - Alternate Sources (0.08%)
Aventine Renewable Energy Holdings Inc (a)(b)                             2,300                                                  37
Evergreen Energy Inc (a)(b)                                              15,576                                                  57
FuelCell Energy Inc (a)(b)                                                4,100                                                  31
Pacific Ethanol Inc (a)(b)                                                2,000                                                  25
Sunpower Corp (a)(b)                                                        300                                                  21
                                                                                                              ----------------------
                                                                                                                                171
                                                                                                              ----------------------
Engineering - Research & Development Services (0.21%)
EMCOR Group Inc (b)                                                       1,348                                                  48
ENGlobal Corp (a)(b)                                                      1,300                                                  14
URS Corp (b)                                                              8,400                                                 414
                                                                                                              ----------------------
                                                                                                                                476
                                                                                                              ----------------------
Engines - Internal Combustion (0.28%)
Briggs & Stratton Corp (a)                                               22,000                                                 624
                                                                                                              ----------------------


Enterprise Software & Services (0.08%)
Mantech International Corp (b)                                            2,600                                                  85
SYNNEX Corp (b)                                                           4,200                                                  85
                                                                                                              ----------------------
                                                                                                                                170
                                                                                                              ----------------------
Environmental Consulting & Engineering (1.27%)
Tetra Tech Inc (a)(b)                                                   134,414                                               2,827
                                                                                                              ----------------------

Finance - Consumer Loans (0.18%)
Nelnet Inc (a)                                                           23,202                                                 401
Ocwen Financial Corp (a)(b)                                                 922                                                  10
                                                                                                              ----------------------
                                                                                                                                411
                                                                                                              ----------------------
Finance - Credit Card (0.12%)
CompuCredit Corp (b)                                                     10,436                                                 274
                                                                                                              ----------------------

Finance - Investment Banker & Broker (0.13%)
Friedman Billings Ramsey Group Inc (a)                                   19,899                                                  98
Investment Technology Group Inc (a)(b)                                    4,320                                                 172
Piper Jaffray Cos (b)                                                       541                                                  26
                                                                                                              ----------------------
                                                                                                                                296
                                                                                                              ----------------------
Finance - Leasing Company (0.93%)
Financial Federal Corp (a)                                               73,111                                               2,073
                                                                                                              ----------------------

Finance - Mortgage Loan/Banker (0.96%)
Accredited Home Lenders Holding Co (a)(b)                                14,316                                                 147
Centerline Holding Co                                                       244                                                   3
Federal Agricultural Mortgage Corp (a)                                      260                                                   7
IndyMac Bancorp Inc (a)                                                  89,639                                               1,972
                                                                                                              ----------------------
                                                                                                                              2,129
                                                                                                              ----------------------
Finance - Other Services (0.12%)
Asset Acceptance Capital Corp                                             8,100                                                 112
GFI Group Inc (b)                                                           100                                                   8
Nasdaq Stock Market Inc/The (a)(b)                                        4,790                                                 147
                                                                                                              ----------------------
                                                                                                                                267
                                                                                                              ----------------------
Financial Guarantee Insurance (0.06%)
Triad Guaranty Inc (a)(b)                                                 4,860                                                 134
                                                                                                              ----------------------

Food - Miscellaneous/Diversified (1.82%)
Chiquita Brands International Inc (a)                                    11,093                                                 195
Corn Products International Inc                                           7,374                                                 329
Ralcorp Holdings Inc (b)                                                 68,006                                               3,533
                                                                                                              ----------------------
                                                                                                                              4,057
                                                                                                              ----------------------
Food - Retail (0.04%)
Ruddick Corp                                                              2,700                                                  75
Winn-Dixie Stores Inc (a)(b)                                                730                                                  20
                                                                                                              ----------------------
                                                                                                                                 95
                                                                                                              ----------------------
Food - Wholesale & Distribution (0.10%)
Nash Finch Co (a)                                                         1,540                                                  62
Spartan Stores Inc                                                        4,050                                                 118
United Natural Foods Inc (a)(b)                                           1,200                                                  33
                                                                                                              ----------------------
                                                                                                                                213
                                                                                                              ----------------------
Footwear & Related Apparel (1.87%)
Wolverine World Wide Inc                                                154,259                                               4,174
                                                                                                              ----------------------

Funeral Services & Related Items (0.03%)
Stewart Enterprises Inc                                                   8,600                                                  60
                                                                                                              ----------------------

Gas - Distribution (0.84%)
Laclede Group Inc/The (a)                                                 2,838                                                  84
New Jersey Resources Corp                                                 3,729                                                 175
Northwest Natural Gas Co                                                  1,855                                                  77
Southwest Gas Corp                                                        1,948                                                  61
WGL Holdings Inc                                                         49,294                                               1,476
                                                                                                              ----------------------
                                                                                                                              1,873
                                                                                                              ----------------------
Golf (0.57%)
Callaway Golf Co (a)                                                     78,858                                               1,280
                                                                                                              ----------------------

Hazardous Waste Disposal (0.04%)
Clean Harbors Inc (a)(b)                                                  1,754                                                  84
                                                                                                              ----------------------

Home Furnishings (0.07%)
Furniture Brands International Inc (a)                                    8,126                                                  90
Sealy Corp (a)                                                            4,500                                                  68
                                                                                                              ----------------------
                                                                                                                                158
                                                                                                              ----------------------
Human Resources (0.29%)
Hudson Highland Group Inc (a)(b)                                          6,527                                                 108
Kelly Services Inc                                                       15,430                                                 383
Kforce Inc (b)                                                            6,483                                                  94
Spherion Corp (b)                                                         6,901                                                  61
                                                                                                              ----------------------
                                                                                                                                646
                                                                                                              ----------------------
Identification Systems - Development (0.04%)
Checkpoint Systems Inc (b)                                                2,131                                                  49
Cogent Inc (a)(b)                                                         3,400                                                  45
                                                                                                              ----------------------
                                                                                                                                 94
                                                                                                              ----------------------
Industrial Automation & Robots (0.01%)
Intermec Inc (a)(b)                                                         500                                                  13
                                                                                                              ----------------------

Instruments - Controls (0.05%)
Photon Dynamics Inc (b)                                                   9,500                                                 102
                                                                                                              ----------------------

Instruments - Scientific (0.25%)
Varian Inc (b)                                                            9,225                                                 555
                                                                                                              ----------------------

Insurance Brokers (1.16%)
Hilb Rogal & Hobbs Co                                                    59,427                                               2,573
                                                                                                              ----------------------

Internet Application Software (0.08%)
Art Technology Group Inc (b)                                             30,600                                                  97
eResearch Technology Inc (b)                                                 37                                                   1
Lionbridge Technologies (a)(b)                                           12,600                                                  59
RealNetworks Inc (a)(b)                                                   4,100                                                  29
                                                                                                              ----------------------
                                                                                                                                186
                                                                                                              ----------------------
Internet Financial Services (0.01%)
Authorize.Net Holdings Inc (a)(b)                                         1,100                                                  19
                                                                                                              ----------------------

Internet Infrastructure Equipment (1.56%)
Avocent Corp (a)(b)                                                     126,844                                               3,469
                                                                                                              ----------------------

Internet Infrastructure Software (0.04%)
Openwave Systems Inc (a)                                                 17,700                                                  93
                                                                                                              ----------------------


Internet Security (0.01%)
Vasco Data Security International Inc (a)(b)                              1,247                                                  33
                                                                                                              ----------------------

Intimate Apparel (0.11%)
Warnaco Group Inc/The (a)(b)                                              7,052                                                 255
                                                                                                              ----------------------

Investment Management & Advisory Services (0.61%)
Affiliated Managers Group Inc (a)(b)                                      2,100                                                 253
GAMCO Investors Inc (a)                                                   7,168                                                 372
National Financial Partners Corp (a)                                     13,878                                                 643
Waddell & Reed Financial Inc                                              3,600                                                  91
                                                                                                              ----------------------
                                                                                                                              1,359
                                                                                                              ----------------------
Lasers - Systems & Components (0.01%)
Ionatron Inc (a)(b)                                                       5,232                                                  17
                                                                                                              ----------------------

Life & Health Insurance (1.35%)
American Equity Investment Life Holding Co (a)                               69                                                   1
Delphi Financial Group Inc                                               12,250                                                 492
Phoenix Cos Inc/The                                                      49,257                                                 680
Scottish Re Group Ltd                                                    21,986                                                  90
StanCorp Financial Group Inc                                             32,863                                               1,543
Universal American Financial Corp (b)                                     9,700                                                 193
                                                                                                              ----------------------
                                                                                                                              2,999
                                                                                                              ----------------------
Lighting Products & Systems (0.06%)
Universal Display Corp (a)(b)                                             9,100                                                 137
                                                                                                              ----------------------

Machinery - Electrical (1.11%)
Regal-Beloit Corp (a)                                                    48,528                                               2,461
                                                                                                              ----------------------

Machinery - Farm (0.19%)
AGCO Corp (a)(b)                                                          8,535                                                 328
Gehl Co (b)                                                               3,678                                                  94
                                                                                                              ----------------------
                                                                                                                                422
                                                                                                              ----------------------
Machinery - General Industry (0.22%)
Albany International Corp (a)                                             2,400                                                  90
Gardner Denver Inc (b)                                                    6,740                                                 280
Wabtec Corp                                                               3,100                                                 127
                                                                                                              ----------------------
                                                                                                                                497
                                                                                                              ----------------------
Machinery - Material Handling (0.01%)
Cascade Corp                                                                322                                                  22
                                                                                                              ----------------------

Medical - Biomedical/Gene (0.00%)
Encysive Pharmaceuticals Inc (a)(b)                                       4,970                                                   9
Telik Inc (a)(b)                                                            600                                                   2
                                                                                                              ----------------------
                                                                                                                                 11
                                                                                                              ----------------------
Medical - Drugs (1.33%)
Adams Respiratory Therapeutics Inc (a)(b)                                   200                                                   7
Sciele Pharma Inc (a)(b)                                                127,515                                               2,957
                                                                                                              ----------------------
                                                                                                                              2,964
                                                                                                              ----------------------
Medical - HMO (0.02%)
AMERIGROUP Corp (a)(b)                                                    1,274                                                  35
                                                                                                              ----------------------

Medical - Hospitals (1.39%)
LifePoint Hospitals Inc (b)                                             104,903                                               3,100
                                                                                                              ----------------------


Medical - Outpatient & Home Medical Care (1.34%)
Amsurg Corp (b)                                                         111,449                                               2,802
Res-Care Inc (b)                                                          9,014                                                 175
                                                                                                              ----------------------
                                                                                                                              2,977
                                                                                                              ----------------------
Medical Instruments (0.00%)
Angiodynamics Inc (a)(b)                                                    200                                                   4
                                                                                                              ----------------------

Metal - Iron (0.02%)
Cleveland-Cliffs Inc                                                        700                                                  48
                                                                                                              ----------------------

Metal Processors & Fabrication (0.01%)
Worthington Industries Inc (a)                                            1,600                                                  33
                                                                                                              ----------------------

Metal Products - Distribution (0.02%)
AM Castle & Co                                                            1,384                                                  46
                                                                                                              ----------------------

Motion Pictures & Services (1.98%)
Macrovision Corp (a)(b)                                                 185,757                                               4,417
                                                                                                              ----------------------

Multi-Line Insurance (1.72%)
HCC Insurance Holdings Inc                                              125,968                                               3,688
Horace Mann Educators Corp                                                6,000                                                 107
United Fire & Casualty Co                                                 1,246                                                  43
                                                                                                              ----------------------
                                                                                                                              3,838
                                                                                                              ----------------------
Networking Products (2.21%)
Aeroflex Inc (b)                                                         14,780                                                 207
Anixter International Inc (a)(b)                                         54,698                                               4,521
Black Box Corp                                                            3,894                                                 157
Foundry Networks Inc (a)(b)                                               2,400                                                  42
                                                                                                              ----------------------
                                                                                                                              4,927
                                                                                                              ----------------------
Non-Ferrous Metals (0.08%)
USEC Inc (a)(b)                                                          10,243                                                 172
                                                                                                              ----------------------

Non-Hazardous Waste Disposal (0.05%)
Casella Waste Systems Inc (b)                                             1,688                                                  19
Waste Connections Inc (b)                                                 2,750                                                  85
                                                                                                              ----------------------
                                                                                                                                104
                                                                                                              ----------------------
Office Automation & Equipment (0.31%)
IKON Office Solutions Inc                                                49,292                                                 683
                                                                                                              ----------------------

Office Supplies & Forms (0.11%)
ACCO Brands Corp (a)(b)                                                  11,400                                                 236
                                                                                                              ----------------------

Oil - Field Services (3.13%)
Basic Energy Services Inc (a)(b)                                          2,219                                                  47
Hercules Offshore Inc (a)(b)                                              1,800                                                  54
Oil States International Inc (b)                                        101,131                                               4,423
SEACOR Holdings Inc (a)(b)                                               22,366                                               1,951
Universal Compression Holdings Inc (b)                                    6,766                                                 494
                                                                                                              ----------------------
                                                                                                                              6,969
                                                                                                              ----------------------
Oil & Gas Drilling (2.23%)
Bronco Drilling Co Inc (a)(b)                                             3,400                                                  49
Helmerich & Payne Inc                                                    84,894                                               2,748
Pioneer Drilling Co (b)                                                 172,621                                               2,172
                                                                                                              ----------------------
                                                                                                                              4,969
                                                                                                              ----------------------

Oil Company - Exploration & Production (1.19%)
ATP Oil & Gas Corp (a)(b)                                                 4,300                                                 195
Edge Petroleum Corp (a)(b)                                              127,730                                               1,585
Energy Partners Ltd (b)                                                   4,800                                                  77
GeoGlobal Resources Inc (a)(b)                                           17,100                                                  59
GeoMet Inc (a)(b)                                                        10,600                                                  64
Harvest Natural Resources Inc (a)(b)                                      4,800                                                  54
McMoRan Exploration Co (a)(b)                                             9,000                                                 128
Penn Virginia Corp                                                        2,000                                                  77
Petroleum Development Corp (a)(b)                                         2,800                                                 113
Swift Energy Co (b)                                                       3,500                                                 150
Vaalco Energy Inc (a)(b)                                                 31,000                                                 148
                                                                                                              ----------------------
                                                                                                                              2,650
                                                                                                              ----------------------
Oil Field Machinery & Equipment (0.03%)
CARBO Ceramics Inc                                                          800                                                  36
Complete Production Services Inc (b)                                      1,700                                                  39
                                                                                                              ----------------------
                                                                                                                                 75
                                                                                                              ----------------------
Oil Refining & Marketing (0.19%)
Alon USA Energy Inc (a)                                                   2,100                                                  75
Crosstex Energy Inc                                                         800                                                  23
Western Refining Inc (a)                                                  5,800                                                 322
                                                                                                              ----------------------
                                                                                                                                420
                                                                                                              ----------------------
Paper & Related Products (0.15%)
Bowater Inc (a)                                                           5,639                                                 111
Glatfelter (a)                                                            2,022                                                  27
Wausau Paper Corp                                                        16,615                                                 186
                                                                                                              ----------------------
                                                                                                                                324
                                                                                                              ----------------------
Poultry (0.16%)
Pilgrim's Pride Corp                                                     10,419                                                 351
                                                                                                              ----------------------

Printing - Commercial (0.48%)
Bowne & Co Inc                                                            7,318                                                 127
Valassis Communications Inc (a)(b)                                       79,410                                                 943
                                                                                                              ----------------------
                                                                                                                              1,070
                                                                                                              ----------------------
Private Corrections (0.18%)
Corrections Corp of America (b)                                          13,694                                                 395
                                                                                                              ----------------------

Property & Casualty Insurance (2.70%)
First American Corp                                                      15,149                                                 701
LandAmerica Financial Group Inc (a)                                       5,388                                                 413
Ohio Casualty Corp                                                        6,493                                                 282
Philadelphia Consolidated Holding Co (b)                                  4,000                                                 145
PMA Capital Corp (b)                                                     13,029                                                 117
RLI Corp (a)                                                             28,301                                               1,642
Selective Insurance Group                                               105,802                                               2,171
Stewart Information Services Corp                                         1,600                                                  58
Tower Group Inc                                                           4,696                                                 124
Zenith National Insurance Corp                                            8,772                                                 354
                                                                                                              ----------------------
                                                                                                                              6,007
                                                                                                              ----------------------
Publishing - Books (0.24%)
Scholastic Corp (a)(b)                                                   16,320                                                 525
Voyager Learning Co (b)                                                   2,100                                                  20
                                                                                                              ----------------------
                                                                                                                                545
                                                                                                              ----------------------
Publishing - Newspapers (0.03%)
Sun-Times Media Group Inc                                                16,375                                                  69
                                                                                                              ----------------------


Quarrying (0.00%)
Compass Minerals International Inc (a)                                      123                                                   4
                                                                                                              ----------------------

Radio (0.05%)
Cox Radio Inc (b)                                                         8,750                                                 113
                                                                                                              ----------------------

Real Estate Management & Services (0.26%)
Jones Lang LaSalle Inc                                                    5,280                                                 580
                                                                                                              ----------------------

Real Estate Operator & Developer (0.02%)
Affordable Residential Communities Inc (a)(b)                             1,076                                                  12
Meruelo Maddux Properties Inc (a)(b)                                      4,600                                                  30
                                                                                                              ----------------------
                                                                                                                                 42
                                                                                                              ----------------------
Recycling (0.16%)
Metal Management Inc                                                      8,367                                                 352
                                                                                                              ----------------------

REITS - Apartments (0.03%)
American Campus Communities Inc                                           1,300                                                  33
Home Properties Inc (a)                                                     500                                                  23
                                                                                                              ----------------------
                                                                                                                                 56
                                                                                                              ----------------------
REITS - Diversified (0.07%)
Entertainment Properties Trust                                            2,500                                                 111
PS Business Parks Inc                                                       800                                                  41
                                                                                                              ----------------------
                                                                                                                                152
                                                                                                              ----------------------
REITS - Healthcare (0.32%)
Nationwide Health Properties Inc (a)                                      2,400                                                  57
Omega Healthcare Investors Inc                                           14,100                                                 182
Senior Housing Properties Trust                                          20,037                                                 346
Universal Health Realty Income Trust (a)                                  3,982                                                 117
                                                                                                              ----------------------
                                                                                                                                702
                                                                                                              ----------------------
REITS - Hotels (0.52%)
Ashford Hospitality Trust Inc                                            18,300                                                 187
FelCor Lodging Trust Inc                                                 16,899                                                 371
LaSalle Hotel Properties                                                 14,790                                                 592
                                                                                                              ----------------------
                                                                                                                              1,150
                                                                                                              ----------------------
REITS - Manufactured Homes (0.14%)
Equity Lifestyle Properties Inc                                           5,314                                                 241
Sun Communities Inc (a)                                                   2,648                                                  72
                                                                                                              ----------------------
                                                                                                                                313
                                                                                                              ----------------------
REITS - Mortgage (0.18%)
American Home Mortgage Investment Corp (a)                                   40                                                   -
Anthracite Capital Inc (a)                                                3,690                                                  35
Anworth Mortgage Asset Corp                                              28,594                                                 226
CBRE Realty Finance Inc (a)                                               2,250                                                  21
Novastar Financial Inc (a)                                                6,010                                                  58
Redwood Trust Inc (a)                                                     2,300                                                  66
                                                                                                              ----------------------
                                                                                                                                406
                                                                                                              ----------------------
REITS - Office Property (0.11%)
Alexandria Real Estate Equities Inc                                       1,511                                                 130
Brandywine Realty Trust                                                     735                                                  18
Highwoods Properties Inc                                                  1,700                                                  55
Maguire Properties Inc (a)                                                1,400                                                  40
Republic Property Trust                                                     100                                                   2
                                                                                                              ----------------------
                                                                                                                                245
                                                                                                              ----------------------

REITS - Regional Malls (0.12%)
Pennsylvania Real Estate Investment Trust                                 6,800                                                 265
                                                                                                              ----------------------

REITS - Shopping Centers (0.00%)
Equity One Inc                                                              400                                                   9
                                                                                                              ----------------------

REITS - Single Tenant (0.05%)
Realty Income Corp                                                        5,077                                                 119
                                                                                                              ----------------------

REITS - Storage (0.03%)
Sovran Self Storage Inc (a)                                               1,740                                                  75
                                                                                                              ----------------------

REITS - Warehouse & Industrial (0.31%)
EastGroup Properties Inc                                                  1,290                                                  53
First Industrial Realty Trust Inc (a)                                    16,624                                                 644
                                                                                                              ----------------------
                                                                                                                                697
                                                                                                              ----------------------
REITS-Whole Loans (0.00%)
Quadra Realty Trust Inc (a)                                                 100                                                   1
                                                                                                              ----------------------

Rental - Auto & Equipment (1.76%)
Dollar Thrifty Automotive Group (b)                                       5,800                                                 214
H&E Equipment Services Inc (b)                                            3,200                                                  87
Rent-A-Center Inc/TX (b)                                                  5,400                                                 105
United Rentals Inc (b)                                                  109,310                                               3,513
                                                                                                              ----------------------
                                                                                                                              3,919
                                                                                                              ----------------------
Resorts & Theme Parks (0.08%)
Bluegreen Corp (b)                                                       20,722                                                 175
                                                                                                              ----------------------

Retail - Apparel & Shoe (1.30%)
Brown Shoe Co Inc                                                         1,231                                                  26
Genesco Inc (a)(b)                                                          448                                                  23
New York & Co Inc (a)(b)                                                  7,878                                                  77
Pacific Sunwear Of California (a)(b)                                    140,574                                               2,533
Stage Stores Inc                                                          9,331                                                 166
Talbots Inc (a)                                                           2,200                                                  51
Under Armour Inc - Class A (a)(b)                                           400                                                  24
                                                                                                              ----------------------
                                                                                                                              2,900
                                                                                                              ----------------------
Retail - Auto Parts (0.16%)
CSK Auto Corp (b)                                                        25,754                                                 351
                                                                                                              ----------------------

Retail - Computer Equipment (0.03%)
Insight Enterprises Inc (b)                                               2,753                                                  62
                                                                                                              ----------------------

Retail - Drug Store (0.03%)
Longs Drug Stores Corp                                                    1,308                                                  63
                                                                                                              ----------------------

Retail - Hair Salons (0.25%)
Regis Corp (a)                                                           15,652                                                 546
                                                                                                              ----------------------

Retail - Home Furnishings (0.27%)
Pier 1 Imports Inc (a)                                                   93,105                                                 607
                                                                                                              ----------------------

Retail - Jewelry (0.73%)
Zale Corp (a)(b)                                                         76,451                                               1,623
                                                                                                              ----------------------


Retail - Music Store (0.00%)
Guitar Center Inc (a)(b)                                                    100                                                   6
                                                                                                              ----------------------

Retail - Perfume & Cosmetics (0.09%)
Sally Beauty Holdings Inc (a)(b)                                         24,028                                                 193
                                                                                                              ----------------------

Retail - Petroleum Products (0.10%)
World Fuel Services Corp                                                  5,500                                                 225
                                                                                                              ----------------------

Retail - Regional Department Store (0.01%)
Bon-Ton Stores Inc/The (a)                                                  318                                                   8
Retail Ventures Inc (a)(b)                                                1,030                                                  14
                                                                                                              ----------------------
                                                                                                                                 22
                                                                                                              ----------------------
Retail - Restaurants (2.29%)
CBRL Group Inc                                                            1,200                                                  46
CEC Entertainment Inc (a)(b)                                             74,732                                               2,205
Domino's Pizza Inc (a)                                                      200                                                   4
O'Charleys Inc                                                           59,206                                               1,050
Rare Hospitality International Inc (a)(b)                                66,810                                               1,788
                                                                                                              ----------------------
                                                                                                                              5,093
                                                                                                              ----------------------
Retail - Sporting Goods (0.43%)
Big 5 Sporting Goods Corp (a)                                               701                                                  15
Cabela's Inc (a)(b)                                                      45,930                                                 937
                                                                                                              ----------------------
                                                                                                                                952
                                                                                                              ----------------------
Rubber & Plastic Products (0.03%)
Myers Industries Inc                                                      3,160                                                  68
                                                                                                              ----------------------

Savings & Loans - Thrifts (5.15%)
Astoria Financial Corp                                                   75,761                                               1,784
BankUnited Financial Corp (a)                                           175,333                                               2,953
First Niagara Financial Group Inc                                       186,314                                               2,396
Flagstar Bancorp Inc (a)                                                180,554                                               1,932
NewAlliance Bancshares Inc (a)                                           12,600                                                 170
PFF Bancorp Inc                                                           8,400                                                 140
Provident New York Bancorp                                                6,390                                                  87
Washington Federal Inc                                                   88,841                                               2,002
Washington Mutual Inc - Warrants (b)                                      3,800                                                   1
                                                                                                              ----------------------
                                                                                                                             11,465
                                                                                                              ----------------------
Semiconductor Component - Integrated Circuits (0.05%)
Emulex Corp (b)                                                           1,700                                                  33
Genesis Microchip Inc (a)(b)                                              3,473                                                  30
Pericom Semiconductor Corp (a)(b)                                         1,200                                                  13
Standard Microsystems Corp (b)                                              800                                                  27
                                                                                                              ----------------------
                                                                                                                                103
                                                                                                              ----------------------
Semiconductor Equipment (2.27%)
Credence Systems Corp (b)                                                 9,768                                                  35
Entegris Inc (a)(b)                                                      17,386                                                 187
Mattson Technology Inc (a)(b)                                             4,600                                                  46
MKS Instruments Inc (a)(b)                                              113,329                                               2,573
Photronics Inc (a)(b)                                                   152,807                                               2,142
Tessera Technologies Inc (b)                                              1,600                                                  66
                                                                                                              ----------------------
                                                                                                                              5,049
                                                                                                              ----------------------
Steel - Producers (0.18%)
AK Steel Holding Corp (a)(b)                                              4,503                                                 180
Ryerson Inc (a)                                                           2,700                                                  87
Schnitzer Steel Industries Inc                                            1,850                                                 100

Steel - Producers
Wheeling-Pittsburgh Corp (a)(b)                                           1,680                                                  33
                                                                                                              ----------------------
                                                                                                                                400
                                                                                                              ----------------------
Sugar (0.04%)
Imperial Sugar Co (a)                                                     3,230                                                  87
                                                                                                              ----------------------

Telecommunication Equipment (2.19%)
Adtran Inc                                                              108,624                                               2,834
Plantronics Inc                                                          69,920                                               1,959
Utstarcom Inc (a)(b)                                                     26,735                                                  86
                                                                                                              ----------------------
                                                                                                                              4,879
                                                                                                              ----------------------
Telecommunication Services (0.24%)
Cbeyond Inc (a)(b)                                                          100                                                   3
Consolidated Communications Holdings Inc (a)                              2,775                                                  51
FiberTower Corp (b)                                                       8,160                                                  29
Global Crossing Ltd (a)(b)                                                3,500                                                  62
Harris Stratex Networks Inc (a)(b)                                        1,300                                                  22
Iowa Telecommunications Services Inc                                      3,698                                                  76
MasTec Inc (b)                                                            5,600                                                  77
Time Warner Telecom Inc (a)(b)                                            7,900                                                 154
Vonage Holdings Corp (a)(b)                                              31,900                                                  68
                                                                                                              ----------------------
                                                                                                                                542
                                                                                                              ----------------------
Telephone - Integrated (0.43%)
Alaska Communications Systems Group Inc                                  28,266                                                 406
Cincinnati Bell Inc (b)                                                  50,890                                                 263
CT Communications Inc                                                     4,400                                                 135
General Communication Inc (b)                                             1,500                                                  17
IDT Corp - Class B                                                       14,200                                                 142
                                                                                                              ----------------------
                                                                                                                                963
                                                                                                              ----------------------
Textile - Apparel (0.01%)
Perry Ellis International Inc (b)                                           784                                                  24
                                                                                                              ----------------------

Tobacco (0.19%)
Universal Corp/Richmond VA                                                7,477                                                 413
                                                                                                              ----------------------

Transport - Air Freight (0.12%)
ABX Air Inc (a)(b)                                                       17,422                                                 126
EGL Inc (b)                                                               3,048                                                 144
                                                                                                              ----------------------
                                                                                                                                270
                                                                                                              ----------------------
Transport - Equipment & Leasing (1.39%)
GATX Corp                                                                68,463                                               3,105
                                                                                                              ----------------------

Transport - Services (0.23%)
Laidlaw International Inc                                                14,758                                                 502
                                                                                                              ----------------------

Transport - Truck (0.88%)
Arkansas Best Corp                                                           26                                                   1
Heartland Express Inc (a)                                               126,880                                               1,892
Saia Inc (b)                                                              3,806                                                  77
                                                                                                              ----------------------
                                                                                                                              1,970
                                                                                                              ----------------------
Water (0.03%)
California Water Service Group (a)                                        1,538                                                  57
                                                                                                              ----------------------

Web Hosting & Design (0.04%)
Equinix Inc (a)(b)                                                        1,100                                                  96
                                                                                                              ----------------------


Wire & Cable Products (2.12%)
Belden Inc (a)                                                           78,700                                               4,311
General Cable Corp (a)(b)                                                 5,058                                                 402
                                                                                                              ----------------------
                                                                                                                              4,713
                                                                                                              ----------------------
Wireless Equipment (0.12%)
Powerwave Technologies Inc (a)(b)                                        42,100                                                 275
                                                                                                              ----------------------
TOTAL COMMON STOCKS                                                                                        $                219,193
                                                                                                              ----------------------
MONEY MARKET FUNDS (32.04%)
Money Center Banks (32.04%)
BNY Institutional Cash Reserve Fund (c)                                  71,334                                              71,334
                                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                                   $                 71,334
                                                                                                              ----------------------
Total Investments                                                                                          $                290,527
Liabilities in Excess of Other Assets, Net - (30.48)%                                                                      (67,862)
                                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                                 $                222,665
                                                                                                              ======================
                                                                                                              ----------------------

                                                                                                              ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security  was  purchased  with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                   $                 40,881
Unrealized Depreciation                                                                                                   (15,653)
                                                                                                             ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                  25,228
Cost for federal income tax purposes                                                                                       265,299
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                     Percent
------------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                                   53.42%
Industrial                                                                                                                  17.22%
Consumer, Cyclical                                                                                                          15.83%
Consumer, Non-cyclical                                                                                                      14.41%
Communications                                                                                                               7.79%
Technology                                                                                                                   7.51%
Energy                                                                                                                       6.90%
Utilities                                                                                                                    3.75%
Basic Materials                                                                                                              3.63%
Diversified                                                                                                                  0.02%
Liabilities in Excess of Other Assets, Net                                                                               (-30.48%)
                                                                                                             ----------------------
TOTAL NET ASSETS                                                                                                           100.00%
                                                                                                             ======================

Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Value Fund I

                                                                        Shares                                   Value (000's)
                                                                          Held
COMMON STOCKS (98.05%)
Advanced Materials & Products (0.39%)
Ceradyne Inc (a)                                                          24,700                           $                 1,843
                                                                                                              ---------------------

Aerospace & Defense (0.16%)
Esterline Technologies Corp (a)(b)                                        16,500                                               764
                                                                                                              ---------------------

Aerospace & Defense Equipment (1.25%)
Curtiss-Wright Corp (b)                                                   29,000                                             1,263
Kaman Corp                                                                29,700                                               995
Moog Inc (a)                                                              36,050                                             1,544
Orbital Sciences Corp (a)(b)                                              54,400                                             1,153
Triumph Group Inc (b)                                                     11,500                                               876
                                                                                                              ---------------------
                                                                                                                             5,831
                                                                                                              ---------------------
Agricultural Chemicals (0.60%)
CF Industries Holdings Inc                                                39,400                                             2,265
UAP Holding Corp                                                          20,300                                               551
                                                                                                              ---------------------
                                                                                                                             2,816
                                                                                                              ---------------------
Airlines (0.78%)
ExpressJet Holdings Inc (a)(b)                                            58,800                                               307
Republic Airways Holdings Inc (a)                                         72,500                                             1,399
Skywest Inc (b)                                                           87,600                                             1,954
                                                                                                              ---------------------
                                                                                                                             3,660
                                                                                                              ---------------------
Apparel Manufacturers (0.58%)
Carter's Inc (a)(b)                                                       43,900                                               929
Kellwood Co                                                               45,100                                             1,156
Maidenform Brands Inc (a)                                                 29,300                                               527
Oxford Industries Inc                                                      2,200                                                89
                                                                                                              ---------------------
                                                                                                                             2,701
                                                                                                              ---------------------
Applications Software (0.23%)
American Reprographics Co (a)(b)                                          18,400                                               459
Progress Software Corp (a)(b)                                             13,200                                               399
Quest Software Inc (a)(b)                                                 14,100                                               209
                                                                                                              ---------------------
                                                                                                                             1,067
                                                                                                              ---------------------
Auction House & Art Dealer (0.16%)
Sotheby's (b)                                                             17,000                                               727
                                                                                                              ---------------------

Auto/Truck Parts & Equipment - Original (0.86%)
American Axle & Manufacturing Holdings (b)                                11,800                                               286
ArvinMeritor Inc (b)                                                      65,300                                             1,295
Keystone Automotive Industries Inc (a)(b)                                  6,900                                               323
Lear Corp (a)(b)                                                           7,200                                               242
Modine Manufacturing Co                                                   20,600                                               527
Tenneco Inc (a)                                                           37,600                                             1,327
                                                                                                              ---------------------
                                                                                                                             4,000
                                                                                                              ---------------------
Auto/Truck Parts & Equipment - Replacement (0.66%)
Aftermarket Technology Corp (a)                                           92,600                                             2,810
Standard Motor Products Inc (b)                                           21,600                                               269
                                                                                                              ---------------------
                                                                                                                             3,079
                                                                                                              ---------------------

B2B - E-Commerce (0.15%)
Ariba Inc (a)(b)                                                          18,700                                               156
i2 Technologies Inc (a)(b)                                                33,200                                               539
                                                                                                              ---------------------
                                                                                                                               695
                                                                                                              ---------------------
Batteries & Battery Systems (0.53%)
EnerSys (a)                                                               46,000                                               833
Greatbatch Inc (a)(b)                                                     52,500                                             1,629
                                                                                                              ---------------------
                                                                                                                             2,462
                                                                                                              ---------------------
Broadcasting Services & Programming (0.02%)
DG FastChannel Inc (a)                                                     4,915                                                87
                                                                                                              ---------------------

Building - Heavy Construction (0.18%)
Granite Construction Inc                                                  12,700                                               825
                                                                                                              ---------------------

Building - Maintenance & Service (0.19%)
ABM Industries Inc                                                        34,500                                               868
                                                                                                              ---------------------

Building & Construction - Miscellaneous (0.23%)
Dycom Industries Inc (a)                                                  38,000                                             1,062
                                                                                                              ---------------------

Building & Construction Products - Miscellaneous (0.15%)
NCI Building Systems Inc (a)(b)                                           14,800                                               716
                                                                                                              ---------------------

Building Products - Air & Heating (0.36%)
Comfort Systems USA Inc                                                   99,500                                             1,288
Goodman Global Inc (a)(b)                                                 15,800                                               381
                                                                                                              ---------------------
                                                                                                                             1,669
                                                                                                              ---------------------
Building Products - Cement & Aggregate (0.15%)
US Concrete Inc (a)(b)                                                    92,500                                               702
                                                                                                              ---------------------

Building Products - Doors & Windows (0.24%)
Apogee Enterprises Inc                                                    43,600                                             1,123
                                                                                                              ---------------------

Building Products - Light Fixtures (0.10%)
Genlyte Group Inc (a)(b)                                                   6,900                                               480
                                                                                                              ---------------------

Building Products - Wood (0.15%)
Universal Forest Products Inc                                             18,000                                               712
                                                                                                              ---------------------

Cable TV (0.14%)
Lodgenet Entertainment Corp (a)(b)                                        20,500                                               644
                                                                                                              ---------------------

Casino Hotels (0.15%)
Ameristar Casinos Inc (b)                                                  2,900                                                92
Monarch Casino & Resort Inc (a)                                           22,100                                               625
                                                                                                              ---------------------
                                                                                                                               717
                                                                                                              ---------------------
Cellular Telecommunications (0.21%)
Centennial Communications Corp (a)(b)                                     19,300                                               197
Dobson Communications Corp (a)(b)                                         50,100                                               624
Syniverse Holdings Inc (a)                                                11,600                                               156
                                                                                                              ---------------------
                                                                                                                               977
                                                                                                              ---------------------
Chemicals - Diversified (0.26%)
Innospec Inc (b)                                                          17,800                                               490
Rockwood Holdings Inc (a)                                                 21,200                                               733
                                                                                                              ---------------------
                                                                                                                             1,223
                                                                                                              ---------------------

Chemicals - Plastics (0.56%)
PolyOne Corp (a)(b)                                                      109,400                                               823
Schulman A Inc (b)                                                        23,400                                               543
Spartech Corp                                                             57,700                                             1,272
                                                                                                              ---------------------
                                                                                                                             2,638
                                                                                                              ---------------------
Chemicals - Specialty (2.28%)
Arch Chemicals Inc                                                        50,400                                             1,783
HB Fuller Co                                                             110,700                                             3,059
Hercules Inc (b)                                                          65,200                                             1,353
Minerals Technologies Inc (b)                                              6,200                                               401
NewMarket Corp                                                             5,800                                               269
OM Group Inc (a)                                                          26,400                                             1,279
Sensient Technologies Corp                                                39,200                                               996
Terra Industries Inc (a)(b)                                               39,900                                               979
WR Grace & Co (a)(b)                                                      27,200                                               562
                                                                                                              ---------------------
                                                                                                                            10,681
                                                                                                              ---------------------
Circuit Boards (0.31%)
Park Electrochemical Corp                                                 41,200                                             1,221
TTM Technologies Inc (a)                                                  18,700                                               244
                                                                                                              ---------------------
                                                                                                                             1,465
                                                                                                              ---------------------
Collectibles (0.12%)
RC2 Corp (a)(b)                                                           15,800                                               560
                                                                                                              ---------------------

Commercial Banks (9.35%)
1st Source Corp                                                           10,390                                               213
Amcore Financial Inc (b)                                                  10,000                                               241
AmericanWest Bancorp                                                       3,900                                                59
Ameris Bancorp (b)                                                        11,860                                               212
Bancfirst Corp                                                             6,500                                               263
Banco Latinoamericano de Exportaciones (b)                                13,500                                               251
Bank of Granite Corp                                                       5,575                                                76
Banner Corp                                                                4,800                                               147
Camden National Corp                                                       2,400                                                86
Capital Corp of the West (b)                                               1,440                                                25
Capitol Bancorp Ltd (b)                                                    9,500                                               213
Cascade Bancorp (b)                                                       43,000                                               938
Cathay General Bancorp (b)                                                 9,800                                               300
Central Pacific Financial Corp                                            29,000                                               818
Chemical Financial Corp (b)                                               13,356                                               291
Citizens Republic Bancorp Inc                                             47,374                                               763
City Bank/Lynnwood WA (b)                                                 14,650                                               357
City Holding Co                                                           25,900                                               851
Colonial BancGroup Inc/The                                                39,700                                               866
Columbia Banking System Inc                                               11,135                                               283
Community Bancorp/NV (a)(b)                                                6,600                                               155
Community Bank System Inc (b)                                             13,400                                               241
Community Trust Bancorp Inc                                               25,487                                               731
Corus Bankshares Inc (b)                                                 105,600                                             1,717
Cullen/Frost Bankers Inc (b)                                              14,200                                               705
CVB Financial Corp (b)                                                    33,710                                               330
East West Bancorp Inc                                                     29,700                                             1,089
Farmers Capital Bank Corp                                                  1,500                                                45
First Bancorp/Puerto Rico (b)                                             46,600                                               429
First Charter Corp                                                        27,000                                               498
First Commonwealth Financial Corp (b)                                     39,300                                               373
First Community Bancorp Inc/CA (b)                                        28,300                                             1,421
First Community Bancshares Inc/VA                                          9,000                                               242
First Merchants Corp                                                      10,400                                               211

Commercial Banks
First Regional Bancorp/Los Angeles CA (a)(b)                               6,000                                               129
First Republic Bank/San Francisco CA (b)                                  21,650                                             1,185
First State Bancorporation/NM                                             20,300                                               350
FNB Corp/PA (b)                                                           49,200                                               738
FNB Corp/VA                                                                4,600                                               153
Great Southern Bancorp Inc (b)                                             9,900                                               249
Greater Bay Bancorp                                                       28,200                                               758
Green Bankshares Inc (b)                                                   8,700                                               288
Hanmi Financial Corp                                                     133,400                                             1,934
Heartland Financial USA Inc (b)                                            5,300                                                90
Heritage Commerce Corp                                                     2,700                                                54
Horizon Financial Corp (b)                                                 8,575                                               168
IBERIABANK Corp (b)                                                       26,175                                             1,103
Independent Bank Corp/MI                                                  29,306                                               355
Independent Bank Corp/Rockland MA (b)                                     25,300                                               685
Integra Bank Corp                                                         14,100                                               254
Irwin Financial Corp (b)                                                  31,600                                               370
ITLA Capital Corp                                                          3,500                                               149
Lakeland Financial Corp (b)                                                6,000                                               136
MainSource Financial Group Inc (b)                                        17,752                                               277
Nara Bancorp Inc (b)                                                      20,400                                               301
National Penn Bancshares Inc (b)                                          29,768                                               440
NBT Bancorp Inc (b)                                                       22,100                                               400
Pacific Capital Bancorp NA                                                28,100                                               587
Peoples Bancorp Inc/OH                                                     9,930                                               223
Prosperity Bancshares Inc                                                 11,600                                               329
Provident Bankshares Corp                                                 24,100                                               692
Renasant Corp (b)                                                         12,050                                               231
Republic Bancorp Inc/KY (b)                                                2,758                                                43
R-G Financial Corp (a)                                                    21,900                                                55
Royal Bancshares of Pennsylvania                                             781                                                14
Santander BanCorp (b)                                                      2,200                                                26
SCBT Financial Corp                                                          987                                                29
Security Bank Corp/GA (b)                                                  9,900                                               140
Sierra Bancorp (b)                                                           900                                                24
Simmons First National Corp (b)                                            8,800                                               203
Southwest Bancorp Inc/Stillwater OK                                       29,300                                               579
Sterling Bancshares Inc/TX                                               196,300                                             2,043
Sterling Financial Corp/PA (b)                                            16,187                                               271
Sterling Financial Corp/WA                                                77,993                                             1,771
Suffolk Bancorp (b)                                                        4,800                                               135
Susquehanna Bancshares Inc                                                49,700                                               860
SVB Financial Group (a)(b)                                                25,800                                             1,359
Taylor Capital Group Inc                                                   9,800                                               266
TCF Financial Corp                                                       112,100                                             2,757
Trico Bancshares                                                           9,500                                               192
UCBH Holdings Inc (b)                                                     36,600                                               602
UMB Financial Corp                                                        22,800                                               851
Umpqua Holdings Corp (b)                                                  42,581                                               810
Union Bankshares Corp/VA (b)                                               5,300                                               103
United Bankshares Inc                                                      7,800                                               217
W Holding Co Inc                                                          70,646                                               156
Washington Trust Bancorp Inc (b)                                          10,100                                               239
West Coast Bancorp/OR                                                     35,800                                               937
Whitney Holding Corp                                                      39,700                                               992
                                                                                                              ---------------------
                                                                                                                            43,742
                                                                                                              ---------------------
Commercial Services (0.53%)
First Advantage Corp (a)                                                  17,200                                               346

Commercial Services
Live Nation Inc (a)(b)                                                    25,800                                               512
TeleTech Holdings Inc (a)(b)                                              27,300                                               801
Vertrue Inc (a)(b)                                                        16,900                                               835
                                                                                                              ---------------------
                                                                                                                             2,494
                                                                                                              ---------------------
Commercial Services - Finance (1.57%)
Advance America Cash Advance Centers Inc (b)                               8,600                                               126
CBIZ Inc (a)(b)                                                           87,200                                               594
Deluxe Corp                                                              122,500                                             4,625
Dollar Financial Corp (a)(b)                                              44,684                                             1,120
Euronet Worldwide Inc (a)(b)                                              34,200                                               869
                                                                                                              ---------------------
                                                                                                                             7,334
                                                                                                              ---------------------
Communications Software (0.26%)
Avid Technology Inc (a)(b)                                                13,200                                               424
Digi International Inc (a)                                                16,600                                               237
Inter-Tel Inc                                                             21,900                                               543
                                                                                                              ---------------------
                                                                                                                             1,204
                                                                                                              ---------------------
Computer Aided Design (0.21%)
Aspen Technology Inc (a)(b)                                               34,800                                               431
Parametric Technology Corp (a)                                            30,340                                               535
                                                                                                              ---------------------
                                                                                                                               966
                                                                                                              ---------------------
Computer Services (0.69%)
Ciber Inc (a)                                                             37,500                                               285
COMSYS IT Partners Inc (a)(b)                                             13,600                                               247
Perot Systems Corp (a)(b)                                                147,300                                             2,242
SI International Inc (a)(b)                                                5,800                                               169
SYKES Enterprises Inc (a)                                                 16,500                                               276
                                                                                                              ---------------------
                                                                                                                             3,219
                                                                                                              ---------------------
Computers (0.21%)
Gateway Inc (a)                                                           42,100                                                60
Palm Inc (a)(b)                                                           60,942                                               909
                                                                                                              ---------------------
                                                                                                                               969
                                                                                                              ---------------------
Computers - Integrated Systems (0.28%)
Agilysys Inc                                                              29,800                                               572
MTS Systems Corp (b)                                                      16,000                                               668
Radisys Corp (a)(b)                                                        5,000                                                59
                                                                                                              ---------------------
                                                                                                                             1,299
                                                                                                              ---------------------
Computers - Memory Devices (0.56%)
Hutchinson Technology Inc (a)(b)                                          11,000                                               220
Imation Corp                                                              59,400                                             1,858
Komag Inc (a)(b)                                                          10,800                                               346
Quantum Corp (a)                                                          40,900                                               116
Silicon Storage Technology Inc (a)                                        16,500                                                60
                                                                                                              ---------------------
                                                                                                                             2,600
                                                                                                              ---------------------
Computers - Peripheral Equipment (0.18%)
Electronics for Imaging (a)                                               31,900                                               838
                                                                                                              ---------------------

Consulting Services (0.53%)
CRA International Inc (a)(b)                                              17,900                                               853
Forrester Research Inc (a)(b)                                             17,900                                               444
Gartner Inc (a)(b)                                                        29,900                                               626
Watson Wyatt Worldwide Inc                                                12,900                                               575
                                                                                                              ---------------------
                                                                                                                             2,498
                                                                                                              ---------------------
Consumer Products - Miscellaneous (0.85%)
Helen of Troy Ltd (a)                                                      5,700                                               127
Prestige Brands Holdings Inc (a)                                          41,200                                               515

Consumer Products - Miscellaneous
Tupperware Brands Corp                                                   129,000                                             3,355
                                                                                                              ---------------------
                                                                                                                             3,997
                                                                                                              ---------------------
Containers - Metal & Glass (1.14%)
Greif Inc                                                                 57,400                                             3,157
Silgan Holdings Inc                                                       42,400                                             2,189
                                                                                                              ---------------------
                                                                                                                             5,346
                                                                                                              ---------------------
Cosmetics & Toiletries (0.42%)
Chattem Inc (a)(b)                                                         7,400                                               416
Elizabeth Arden Inc (a)                                                   72,100                                             1,553
                                                                                                              ---------------------
                                                                                                                             1,969
                                                                                                              ---------------------
Data Processing & Management (0.10%)
CSG Systems International Inc (a)(b)                                      17,200                                               430
infoUSA Inc                                                                5,500                                                57
                                                                                                              ---------------------
                                                                                                                               487
                                                                                                              ---------------------
Decision Support Software (0.21%)
QAD Inc                                                                    6,700                                                54
SPSS Inc (a)(b)                                                           22,500                                               924
                                                                                                              ---------------------
                                                                                                                               978
                                                                                                              ---------------------
Disposable Medical Products (0.20%)
ICU Medical Inc (a)(b)                                                    27,600                                               917
                                                                                                              ---------------------

Distribution & Wholesale (0.56%)
Building Materials Holding Corp (b)                                       39,300                                               546
United Stationers Inc (a)(b)                                              27,200                                             1,734
Watsco Inc                                                                 6,800                                               339
                                                                                                              ---------------------
                                                                                                                             2,619
                                                                                                              ---------------------
Diversified Manufacturing Operations (2.18%)
Actuant Corp (b)                                                           9,200                                               561
Acuity Brands Inc (b)                                                     24,000                                             1,418
Ameron International Corp (b)                                              6,700                                               656
AO Smith Corp                                                             28,300                                             1,374
Barnes Group Inc (b)                                                      59,100                                             1,844
EnPro Industries Inc (a)(b)                                               91,200                                             3,591
Federal Signal Corp                                                       56,500                                               760
                                                                                                              ---------------------
                                                                                                                            10,204
                                                                                                              ---------------------
Diversified Operations & Commercial Services (0.14%)
Viad Corp                                                                 17,700                                               636
                                                                                                              ---------------------

Drug Delivery Systems (0.09%)
Noven Pharmaceuticals Inc (a)                                             23,100                                               410
                                                                                                              ---------------------

E-Commerce - Products (0.34%)
FTD Group Inc (b)                                                         97,000                                             1,601
                                                                                                              ---------------------

Electric - Integrated (3.41%)
Avista Corp                                                               72,600                                             1,439
Black Hills Corp (b)                                                       5,100                                               190
CH Energy Group Inc (b)                                                    9,400                                               417
Cleco Corp                                                                58,000                                             1,377
El Paso Electric Co (a)                                                   68,800                                             1,601
Empire District Electric Co/The (b)                                       33,200                                               720
Great Plains Energy Inc (b)                                               26,300                                               730
Idacorp Inc                                                               17,200                                               533
PNM Resources Inc                                                         86,400                                             2,232
Portland General Electric Co                                              55,900                                             1,504
UIL Holdings Corp                                                         14,266                                               422
Electric - Integrated
Unisource Energy Corp (b)                                                 62,100                                             1,890
Westar Energy Inc                                                        125,900                                             2,898
                                                                                                              ---------------------
                                                                                                                            15,953
                                                                                                              ---------------------
Electric Products - Miscellaneous (0.37%)
GrafTech International Ltd (a)                                           110,900                                             1,718
                                                                                                              ---------------------

Electronic Components - Miscellaneous (0.82%)
Bel Fuse Inc (b)                                                           9,500                                               287
Benchmark Electronics Inc (a)                                             35,725                                               793
CTS Corp                                                                  66,800                                               851
Methode Electronics Inc                                                   40,600                                               656
Plexus Corp (a)(b)                                                         7,000                                               170
Technitrol Inc                                                            41,600                                             1,082
                                                                                                              ---------------------
                                                                                                                             3,839
                                                                                                              ---------------------
Electronic Components - Semiconductors (0.82%)
Actel Corp (a)(b)                                                         11,600                                               137
AMIS Holdings Inc (a)                                                     24,000                                               247
Amkor Technology Inc (a)(b)                                               41,800                                               517
Applied Micro Circuits Corp (a)                                           40,200                                               117
DSP Group Inc (a)                                                         11,600                                               207
Lattice Semiconductor Corp (a)(b)                                         26,700                                               126
Omnivision Technologies Inc (a)(b)                                        38,600                                               663
ON Semiconductor Corp (a)(b)                                              34,500                                               408
Skyworks Solutions Inc (a)(b)                                             28,300                                               224
Zoran Corp (a)                                                            62,800                                             1,184
                                                                                                              ---------------------
                                                                                                                             3,830
                                                                                                              ---------------------
Electronic Design Automation (0.18%)
Magma Design Automation Inc (a)(b)                                        19,300                                               286
Mentor Graphics Corp (a)(b)                                               45,400                                               545
                                                                                                              ---------------------
                                                                                                                               831
                                                                                                              ---------------------
Electronic Measurement Instruments (0.32%)
Eagle Test Systems Inc (a)                                                36,100                                               541
Itron Inc (a)(b)                                                          12,300                                               977
                                                                                                              ---------------------
                                                                                                                             1,518
                                                                                                              ---------------------
Engineering - Research & Development Services (0.52%)
EMCOR Group Inc (a)                                                       68,000                                             2,441
                                                                                                              ---------------------

Engines - Internal Combustion (0.20%)
Briggs & Stratton Corp (b)                                                33,200                                               942
                                                                                                              ---------------------

Enterprise Software & Services (0.65%)
Informatica Corp (a)                                                      54,100                                               754
Lawson Software Inc (a)(b)                                                37,600                                               358
Mantech International Corp (a)                                            12,445                                               407
Sybase Inc (a)                                                            63,800                                             1,513
SYNNEX Corp (a)                                                            1,400                                                29
                                                                                                              ---------------------
                                                                                                                             3,061
                                                                                                              ---------------------
E-Services - Consulting (0.16%)
Websense Inc (a)(b)                                                       38,100                                               760
                                                                                                              ---------------------

Fiduciary Banks (0.41%)
Boston Private Financial Holdings Inc                                     36,300                                               925
Wilmington Trust Corp                                                     25,700                                             1,001
                                                                                                              ---------------------
                                                                                                                             1,926
                                                                                                              ---------------------
Finance - Consumer Loans (0.51%)
Asta Funding Inc (b)                                                      28,100                                             1,014
Finance - Consumer Loans
Ocwen Financial Corp (a)(b)                                               27,100                                               293
World Acceptance Corp (a)(b)                                              33,700                                             1,085
                                                                                                              ---------------------
                                                                                                                             2,392
                                                                                                              ---------------------
Finance - Credit Card (0.30%)
Advanta Corp - B Shares (b)                                               30,550                                               784
CompuCredit Corp (a)                                                      23,600                                               619
                                                                                                              ---------------------
                                                                                                                             1,403
                                                                                                              ---------------------
Finance - Investment Banker & Broker (0.93%)
Investment Technology Group Inc (a)                                       34,500                                             1,379
Knight Capital Group Inc (a)(b)                                          170,100                                             2,405
Piper Jaffray Cos (a)(b)                                                   4,900                                               235
SWS Group Inc (b)                                                         18,200                                               321
                                                                                                              ---------------------
                                                                                                                             4,340
                                                                                                              ---------------------
Finance - Leasing Company (0.11%)
Financial Federal Corp (b)                                                17,200                                               488
Marlin Business Services Corp (a)                                          1,500                                                29
                                                                                                              ---------------------
                                                                                                                               517
                                                                                                              ---------------------
Finance - Mortgage Loan/Banker (0.08%)
Centerline Holding Co (b)                                                 19,500                                               243
Federal Agricultural Mortgage Corp (b)                                     4,600                                               129
                                                                                                              ---------------------
                                                                                                                               372
                                                                                                              ---------------------
Food - Baking (0.17%)
Flowers Foods Inc (b)                                                     38,700                                               793
                                                                                                              ---------------------

Food - Canned (0.14%)
TreeHouse Foods Inc (a)                                                   29,500                                               661
                                                                                                              ---------------------

Food - Miscellaneous/Diversified (0.23%)
Ralcorp Holdings Inc (a)(b)                                               20,300                                             1,055
                                                                                                              ---------------------

Food - Retail (0.03%)
Ruddick Corp                                                               5,800                                               161
                                                                                                              ---------------------

Food - Wholesale & Distribution (0.67%)
Nash Finch Co (b)                                                         35,200                                             1,417
Performance Food Group Co (a)                                             15,200                                               436
Spartan Stores Inc (b)                                                    44,100                                             1,291
                                                                                                              ---------------------
                                                                                                                             3,144
                                                                                                              ---------------------
Footwear & Related Apparel (0.51%)
Deckers Outdoor Corp (a)(b)                                                4,300                                               443
Skechers U.S.A. Inc (a)                                                   25,800                                               536
Steven Madden Ltd                                                         29,100                                               821
Wolverine World Wide Inc                                                  22,100                                               598
                                                                                                              ---------------------
                                                                                                                             2,398
                                                                                                              ---------------------
Funeral Services & Related Items (0.13%)
Stewart Enterprises Inc (b)                                               89,400                                               627
                                                                                                              ---------------------

Gas - Distribution (1.74%)
Atmos Energy Corp                                                         24,600                                               691
New Jersey Resources Corp                                                 48,900                                             2,298
Nicor Inc (b)                                                             23,400                                               922
Northwest Natural Gas Co                                                  14,900                                               621
South Jersey Industries Inc                                               17,800                                               583
Southwest Gas Corp                                                        77,500                                             2,409

Gas - Distribution
WGL Holdings Inc                                                          20,900                                               626
                                                                                                              ---------------------
                                                                                                                             8,150
                                                                                                              ---------------------
Health Care Cost Containment (0.20%)
Healthspring Inc (a)                                                      54,500                                               932
                                                                                                              ---------------------

Home Furnishings (0.30%)
Ethan Allen Interiors Inc (b)                                             17,800                                               608
Furniture Brands International Inc (b)                                    41,500                                               457
Sealy Corp (b)                                                            21,000                                               319
                                                                                                              ---------------------
                                                                                                                             1,384
                                                                                                              ---------------------
Human Resources (0.94%)
AMN Healthcare Services Inc (a)(b)                                        25,400                                               545
Heidrick & Struggles International Inc (a)                                17,200                                               924
Kelly Services Inc                                                        23,400                                               582
Kforce Inc (a)(b)                                                         21,600                                               313
MPS Group Inc (a)(b)                                                      69,800                                               931
Spherion Corp (a)                                                        125,700                                             1,110
                                                                                                              ---------------------
                                                                                                                             4,405
                                                                                                              ---------------------
Identification Systems - Development (0.25%)
Checkpoint Systems Inc (a)(b)                                             51,700                                             1,193
                                                                                                              ---------------------

Internet Application Software (0.34%)
Interwoven Inc (a)                                                        60,700                                               841
Vignette Corp (a)                                                         35,700                                               751
                                                                                                              ---------------------
                                                                                                                             1,592
                                                                                                              ---------------------
Internet Content - Information & News (0.08%)
Harris Interactive Inc (a)                                                83,600                                               375
                                                                                                              ---------------------

Internet Financial Services (0.05%)
Authorize.Net Holdings Inc (a)(b)                                         13,700                                               237
                                                                                                              ---------------------

Internet Infrastructure Equipment (0.35%)
Avocent Corp (a)                                                          59,100                                             1,616
                                                                                                              ---------------------

Internet Infrastructure Software (0.23%)
TIBCO Software Inc (a)(b)                                                131,800                                             1,072
                                                                                                              ---------------------

Internet Security (0.20%)
Ipass Inc (a)(b)                                                           3,700                                                18
SonicWALL Inc (a)                                                        102,500                                               906
                                                                                                              ---------------------
                                                                                                                               924
                                                                                                              ---------------------
Intimate Apparel (0.10%)
Warnaco Group Inc/The (a)(b)                                              13,300                                               480
                                                                                                              ---------------------

Investment Companies (0.32%)
MCG Capital Corp (b)                                                      31,900                                               462
Patriot Capital Funding Inc (b)                                           18,800                                               241
Technology Investment Capital Corp (b)                                    59,449                                               815
                                                                                                              ---------------------
                                                                                                                             1,518
                                                                                                              ---------------------
Investment Management & Advisory Services (0.33%)
Calamos Asset Management Inc                                              23,400                                               578
National Financial Partners Corp (b)                                      20,900                                               969
                                                                                                              ---------------------
                                                                                                                             1,547
                                                                                                              ---------------------
Lasers - Systems & Components (0.64%)
Coherent Inc (a)                                                          37,300                                             1,080

Lasers - Systems & Components
Cymer Inc (a)                                                             12,100                                               517
Electro Scientific Industries Inc (a)                                      3,000                                                66
Newport Corp (a)(b)                                                       27,200                                               355
Rofin-Sinar Technologies Inc (a)                                          14,700                                               957
                                                                                                              ---------------------
                                                                                                                             2,975
                                                                                                              ---------------------
Leisure & Recreation Products (0.36%)
K2 Inc (a)                                                                65,100                                               951
Multimedia Games Inc (a)(b)                                               68,800                                               721
                                                                                                              ---------------------
                                                                                                                             1,672
                                                                                                              ---------------------
Life & Health Insurance (1.22%)
Delphi Financial Group Inc                                               102,875                                             4,132
Phoenix Cos Inc/The                                                       53,500                                               738
Universal American Financial Corp (a)                                     42,700                                               850
                                                                                                              ---------------------
                                                                                                                             5,720
                                                                                                              ---------------------
Machinery - Construction & Mining (0.07%)
Astec Industries Inc (a)(b)                                                6,000                                               313
                                                                                                              ---------------------

Machinery - Electrical (0.25%)
Regal-Beloit Corp                                                         22,700                                             1,151
                                                                                                              ---------------------

Machinery - Farm (0.03%)
Gehl Co (a)(b)                                                             5,300                                               136
                                                                                                              ---------------------

Machinery - General Industry (1.12%)
Applied Industrial Technologies Inc                                      105,575                                             2,997
Kadant Inc (a)(b)                                                            400                                                11
Robbins & Myers Inc                                                        6,795                                               358
Tennant Co                                                                10,700                                               412
Wabtec Corp                                                               36,300                                             1,483
                                                                                                              ---------------------
                                                                                                                             5,261
                                                                                                              ---------------------
Machinery - Material Handling (0.26%)
Cascade Corp                                                              10,500                                               712
NACCO Industries Inc (b)                                                   3,900                                               513
                                                                                                              ---------------------
                                                                                                                             1,225
                                                                                                              ---------------------
Medical  - Outpatient & Home Medical Care (0.04%)
Apria Healthcare Group Inc (a)(b)                                          7,900                                               207
                                                                                                              ---------------------

Medical - Biomedical/Gene (0.40%)
Applera Corp - Celera Group (a)                                           10,900                                               131
Arena Pharmaceuticals Inc (a)(b)                                           4,700                                                54
Bio-Rad Laboratories Inc (a)(b)                                           11,400                                               845
Exelixis Inc (a)                                                          17,700                                               172
Lifecell Corp (a)(b)                                                       7,300                                               224
Martek Biosciences Corp (a)(b)                                               900                                                23
Medivation Inc (a)(b)                                                      4,500                                                74
Nektar Therapeutics (a)(b)                                                 5,800                                                44
Regeneron Pharmaceuticals Inc (a)(b)                                       5,200                                                78
Savient Pharmaceuticals Inc (a)(b)                                        18,100                                               214
                                                                                                              ---------------------
                                                                                                                             1,859
                                                                                                              ---------------------
Medical - Drugs (0.74%)
Acadia Pharmaceuticals Inc (a)(b)                                         10,400                                               146
Adams Respiratory Therapeutics Inc (a)(b)                                  7,600                                               281
Auxilium Pharmaceuticals Inc (a)(b)                                       10,200                                               178
Bradley Pharmaceuticals Inc (a)(b)                                         7,800                                               125
Cubist Pharmaceuticals Inc (a)(b)                                          8,400                                               194
Sciele Pharma Inc (a)(b)                                                  62,700                                             1,454

Medical - Drugs
ULURU Inc (a)                                                             13,300                                                61
Valeant Pharmaceuticals International (b)                                  8,500                                               133
Viropharma Inc (a)(b)                                                     67,600                                               869
                                                                                                              ---------------------
                                                                                                                             3,441
                                                                                                              ---------------------
Medical - Generic Drugs (0.45%)
Alpharma Inc (b)                                                          42,700                                             1,058
Par Pharmaceutical Cos Inc (a)(b)                                          5,900                                               140
Perrigo Co (b)                                                            49,800                                               929
                                                                                                              ---------------------
                                                                                                                             2,127
                                                                                                              ---------------------
Medical - HMO (0.68%)
AMERIGROUP Corp (a)                                                       66,400                                             1,838
Magellan Health Services Inc (a)                                          28,000                                             1,171
Molina Healthcare Inc (a)(b)                                               5,300                                               166
                                                                                                              ---------------------
                                                                                                                             3,175
                                                                                                              ---------------------
Medical - Nursing Homes (0.11%)
Kindred Healthcare Inc (a)(b)                                             18,500                                               495
                                                                                                              ---------------------

Medical - Outpatient & Home Medical Care (0.50%)
Gentiva Health Services Inc (a)                                          111,400                                             2,225
Res-Care Inc (a)(b)                                                        6,800                                               132
                                                                                                              ---------------------
                                                                                                                             2,357
                                                                                                              ---------------------
Medical Instruments (0.21%)
Conmed Corp (a)(b)                                                        35,700                                               996
SurModics Inc (a)(b)                                                         200                                                 9
                                                                                                              ---------------------
                                                                                                                             1,005
                                                                                                              ---------------------
Medical Products (0.32%)
Haemonetics Corp (a)                                                      17,200                                               850
Invacare Corp                                                              7,800                                               160
PSS World Medical Inc (a)(b)                                              28,300                                               488
                                                                                                              ---------------------
                                                                                                                             1,498
                                                                                                              ---------------------
Medical Sterilization Products (0.25%)
STERIS Corp                                                               42,900                                             1,173
                                                                                                              ---------------------

Metal - Aluminum (0.46%)
Century Aluminum Co (a)(b)                                                42,100                                             2,170
                                                                                                              ---------------------

Metal Processors & Fabrication (0.97%)
CIRCOR International Inc                                                  11,300                                               450
Mueller Industries Inc                                                    42,700                                             1,575
Quanex Corp                                                               55,675                                             2,509
                                                                                                              ---------------------
                                                                                                                             4,534
                                                                                                              ---------------------
Miscellaneous Manufacturers (0.21%)
FreightCar America Inc                                                    12,300                                               581
Reddy Ice Holdings Inc (b)                                                13,100                                               390
                                                                                                              ---------------------
                                                                                                                               971
                                                                                                              ---------------------
Motion Pictures & Services (0.05%)
Macrovision Corp (a)(b)                                                    9,500                                               226
                                                                                                              ---------------------

MRI - Medical Diagnostic Imaging (0.10%)
Alliance Imaging Inc (a)(b)                                               53,600                                               478
                                                                                                              ---------------------

Multi-Line Insurance (0.14%)
Horace Mann Educators Corp                                                35,700                                               637
                                                                                                              ---------------------


Multimedia (0.02%)
Media General Inc (b)                                                      2,600                                                73
                                                                                                              ---------------------

Music (0.09%)
Steinway Musical Instruments (b)                                          12,500                                               418
                                                                                                              ---------------------

Networking Products (1.06%)
Adaptec Inc (a)(b)                                                        23,000                                                80
Aeroflex Inc (a)(b)                                                       30,100                                               422
Anixter International Inc (a)(b)                                          26,900                                             2,223
Black Box Corp                                                            11,800                                               475
Foundry Networks Inc (a)                                                  48,700                                               857
Ixia (a)(b)                                                               61,500                                               576
Polycom Inc (a)(b)                                                        10,300                                               319
                                                                                                              ---------------------
                                                                                                                             4,952
                                                                                                              ---------------------
Non-Ferrous Metals (0.12%)
USEC Inc (a)(b)                                                           32,300                                               542
                                                                                                              ---------------------

Office Automation & Equipment (0.14%)
IKON Office Solutions Inc (b)                                             46,100                                               639
                                                                                                              ---------------------

Office Supplies & Forms (0.31%)
Ennis Inc                                                                 71,000                                             1,433
                                                                                                              ---------------------

Oil - Field Services (1.44%)
Basic Energy Services Inc (a)(b)                                          24,300                                               511
Hanover Compressor Co (a)(b)                                              11,600                                               276
Oil States International Inc (a)                                          67,000                                             2,931
RPC Inc                                                                   14,600                                               177
Trico Marine Services Inc (a)(b)                                          57,200                                             2,028
Union Drilling Inc (a)                                                    16,200                                               246
Universal Compression Holdings Inc (a)(b)                                  7,900                                               577
                                                                                                              ---------------------
                                                                                                                             6,746
                                                                                                              ---------------------
Oil & Gas Drilling (0.16%)
Parker Drilling Co (a)(b)                                                 79,900                                               753
                                                                                                              ---------------------

Oil Company - Exploration & Production (1.38%)
Bois d'Arc Energy Inc (a)(b)                                              13,700                                               223
Callon Petroleum Co (a)                                                   63,700                                               892
Cimarex Energy Co                                                         23,900                                               905
Comstock Resources Inc (a)                                                16,100                                               432
Energy Partners Ltd (a)                                                   13,796                                               221
Harvest Natural Resources Inc (a)(b)                                      27,500                                               310
PetroHawk Energy Corp (a)(b)                                              21,300                                               319
Rosetta Resources Inc (a)(b)                                               8,700                                               157
Stone Energy Corp (a)                                                     16,000                                               520
Swift Energy Co (a)                                                       58,000                                             2,479
                                                                                                              ---------------------
                                                                                                                             6,458
                                                                                                              ---------------------
Oil Refining & Marketing (0.27%)
Alon USA Energy Inc (b)                                                   34,900                                             1,245
                                                                                                              ---------------------

Paper & Related Products (0.75%)
Bowater Inc (b)                                                           25,200                                               494
Buckeye Technologies Inc (a)                                              83,600                                             1,282
Rock-Tenn Co                                                              36,800                                             1,130
Schweitzer-Mauduit International Inc                                      26,700                                               610
                                                                                                              ---------------------
                                                                                                                             3,516
                                                                                                              ---------------------

Physical Therapy & Rehabilitation Centers (0.20%)
Psychiatric Solutions Inc (a)(b)                                          27,500                                               937
                                                                                                              ---------------------

Physician Practice Management (0.07%)
American Dental Partners Inc (a)                                          12,700                                               326
                                                                                                              ---------------------

Poultry (0.41%)
Pilgrim's Pride Corp (b)                                                  56,500                                             1,903
                                                                                                              ---------------------

Power Converter & Supply Equipment (0.05%)
Advanced Energy Industries Inc (a)(b)                                     13,100                                               232
                                                                                                              ---------------------

Printing - Commercial (0.15%)
Consolidated Graphics Inc (a)                                              9,200                                               607
Valassis Communications Inc (a)(b)                                         9,800                                               116
                                                                                                              ---------------------
                                                                                                                               723
                                                                                                              ---------------------
Private Corrections (0.30%)
Geo Group Inc/The (a)(b)                                                  50,300                                             1,391
                                                                                                              ---------------------

Property & Casualty Insurance (3.88%)
American Physicians Capital Inc                                            9,900                                               375
Amerisafe Inc (a)                                                         17,800                                               299
Argonaut Group Inc (b)                                                    57,800                                             1,591
FPIC Insurance Group Inc (a)(b)                                            8,400                                               292
Harleysville Group Inc (b)                                                10,700                                               300
Infinity Property & Casualty Corp                                         13,100                                               577
James River Group Inc (b)                                                  3,000                                                99
LandAmerica Financial Group Inc (b)                                       14,800                                             1,134
Meadowbrook Insurance Group Inc (a)                                       21,100                                               190
Navigators Group Inc (a)                                                  11,800                                               617
Ohio Casualty Corp                                                        24,000                                             1,042
PMA Capital Corp (a)                                                      94,100                                               845
ProAssurance Corp (a)(b)                                                  31,300                                             1,546
RLI Corp                                                                   3,300                                               191
Safety Insurance Group Inc                                                57,800                                             1,925
SeaBright Insurance Holdings Inc (a)                                      63,500                                             1,151
Selective Insurance Group                                                106,000                                             2,175
Stewart Information Services Corp (b)                                     14,500                                               529
Zenith National Insurance Corp                                            80,850                                             3,263
                                                                                                              ---------------------
                                                                                                                            18,141
                                                                                                              ---------------------
Publishing - Books (0.30%)
Scholastic Corp (a)(b)                                                    43,600                                             1,403
                                                                                                              ---------------------

Publishing - Newspapers (0.26%)
Lee Enterprises Inc (b)                                                   68,500                                             1,206
                                                                                                              ---------------------

Quarrying (0.10%)
Compass Minerals International Inc (b)                                    13,900                                               456
                                                                                                              ---------------------

Racetracks (0.11%)
Speedway Motorsports Inc (b)                                              13,600                                               503
                                                                                                              ---------------------

Radio (0.56%)
Cox Radio Inc (a)(b)                                                      89,800                                             1,163
Entercom Communications Corp (b)                                          28,900                                               653
Radio One Inc - Class D (a)                                               99,900                                               608

Radio
Westwood One Inc (b)                                                      37,000                                               195
                                                                                                              ---------------------
                                                                                                                             2,619
                                                                                                              ---------------------
Reinsurance (1.55%)
Aspen Insurance Holdings Ltd (b)                                          73,700                                             1,802
Max Capital Group Ltd                                                     46,000                                             1,201
Odyssey Re Holdings Corp (b)                                              74,300                                             2,615
Platinum Underwriters Holdings Ltd (b)                                    49,000                                             1,627
                                                                                                              ---------------------
                                                                                                                             7,245
                                                                                                              ---------------------
REITS - Apartments (0.48%)
Home Properties Inc (b)                                                    5,500                                               255
Post Properties Inc                                                       44,800                                             1,973
                                                                                                              ---------------------
                                                                                                                             2,228
                                                                                                              ---------------------
REITS - Diversified (1.12%)
Entertainment Properties Trust                                            20,900                                               931
Lexington Realty Trust (b)                                               140,900                                             2,659
Spirit Finance Corp                                                      114,800                                             1,668
                                                                                                              ---------------------
                                                                                                                             5,258
                                                                                                              ---------------------
REITS - Healthcare (0.73%)
Health Care REIT Inc (b)                                                  19,350                                               710
LTC Properties Inc                                                        21,900                                               440
Medical Properties Trust Inc (b)                                          67,600                                               757
Omega Healthcare Investors Inc                                            47,300                                               612
Senior Housing Properties Trust                                           52,900                                               914
                                                                                                              ---------------------
                                                                                                                             3,433
                                                                                                              ---------------------
REITS - Hotels (2.07%)
Ashford Hospitality Trust Inc                                            145,600                                             1,488
Equity Inns Inc                                                           82,100                                             1,836
FelCor Lodging Trust Inc                                                 164,100                                             3,604
Sunstone Hotel Investors Inc                                             110,000                                             2,730
                                                                                                              ---------------------
                                                                                                                             9,658
                                                                                                              ---------------------
REITS - Manufactured Homes (0.15%)
Equity Lifestyle Properties Inc                                           15,200                                               689
                                                                                                              ---------------------

REITS - Mortgage (0.60%)
American Home Mortgage Investment Corp (b)                                19,221                                                20
Anthracite Capital Inc (b)                                               105,200                                               989
Arbor Realty Trust Inc                                                    22,900                                               452
Capital Trust Inc/NY (b)                                                   9,500                                               294
Gramercy Capital Corp/New York (b)                                        10,400                                               252
IMPAC Mortgage Holdings Inc (b)                                           43,200                                               111
MFA Mortgage Investments Inc (b)                                          30,926                                               217
Newcastle Investment Corp (b)                                             27,000                                               486
                                                                                                              ---------------------
                                                                                                                             2,821
                                                                                                              ---------------------
REITS - Office Property (0.87%)
BioMed Realty Trust Inc                                                   68,100                                             1,487
Highwoods Properties Inc                                                  33,200                                             1,080
Maguire Properties Inc (b)                                                13,900                                               398
Parkway Properties Inc/Md                                                 27,700                                             1,124
                                                                                                              ---------------------
                                                                                                                             4,089
                                                                                                              ---------------------
REITS - Regional Malls (0.70%)
Pennsylvania Real Estate Investment Trust (b)                             83,600                                             3,255
                                                                                                              ---------------------

REITS - Shopping Centers (0.51%)
Cedar Shopping Centers Inc                                                63,900                                               803
Inland Real Estate Corp                                                   34,900                                               528

REITS - Shopping Centers
Saul Centers Inc (b)                                                      23,800                                             1,032
                                                                                                              ---------------------
                                                                                                                             2,363
                                                                                                              ---------------------
REITS - Single Tenant (0.42%)
National Retail Properties Inc                                            45,500                                               986
Realty Income Corp                                                        41,800                                               981
                                                                                                              ---------------------
                                                                                                                             1,967
                                                                                                              ---------------------
REITS - Storage (0.03%)
Extra Space Storage Inc (b)                                                9,400                                               132
                                                                                                              ---------------------

REITS - Warehouse & Industrial (0.38%)
First Industrial Realty Trust Inc (b)                                     23,400                                               906
First Potomac Realty Trust                                                44,100                                               864
                                                                                                              ---------------------
                                                                                                                             1,770
                                                                                                              ---------------------
Rental - Auto & Equipment (0.58%)
Aaron Rents Inc                                                            5,500                                               127
Dollar Thrifty Automotive Group (a)                                       26,600                                               982
Electro Rent Corp (b)                                                      4,400                                                60
Rent-A-Center Inc/TX (a)                                                  80,700                                             1,566
                                                                                                              ---------------------
                                                                                                                             2,735
                                                                                                              ---------------------
Research & Development (0.18%)
Parexel International Corp (a)(b)                                         20,800                                               841
                                                                                                              ---------------------

Retail - Apparel & Shoe (1.14%)
Brown Shoe Co Inc                                                         54,475                                             1,141
Cato Corp/The                                                             36,800                                               761
Charlotte Russe Holding Inc (a)(b)                                        39,300                                               698
Charming Shoppes Inc (a)(b)                                               65,900                                               651
Dress Barn Inc (a)(b)                                                     13,200                                               240
Payless Shoesource Inc (a)                                                31,800                                               847
Shoe Carnival Inc (a)                                                      6,000                                               131
Stage Stores Inc                                                          41,775                                               745
Tween Brands Inc (a)(b)                                                    2,600                                               100
                                                                                                              ---------------------
                                                                                                                             5,314
                                                                                                              ---------------------
Retail - Auto Parts (0.10%)
CSK Auto Corp (a)                                                         35,200                                               480
                                                                                                              ---------------------

Retail - Automobile (0.75%)
Asbury Automotive Group Inc                                               66,200                                             1,464
Group 1 Automotive Inc (b)                                                32,300                                             1,212
Lithia Motors Inc                                                          6,700                                               138
Sonic Automotive Inc (b)                                                  25,800                                               707
                                                                                                              ---------------------
                                                                                                                             3,521
                                                                                                              ---------------------
Retail - Bookstore (0.11%)
Barnes & Noble Inc                                                        14,800                                               497
                                                                                                              ---------------------

Retail - Computer Equipment (0.21%)
Insight Enterprises Inc (a)                                               11,900                                               269
PC Connection Inc (a)(b)                                                  15,800                                               212
Systemax Inc (b)                                                          23,200                                               484
                                                                                                              ---------------------
                                                                                                                               965
                                                                                                              ---------------------
Retail - Convenience Store (0.39%)
Casey's General Stores Inc                                                24,100                                               601
Pantry Inc/The (a)(b)                                                     34,700                                             1,209
                                                                                                              ---------------------
                                                                                                                             1,810
                                                                                                              ---------------------

Retail - Drug Store (0.10%)
Longs Drug Stores Corp                                                     9,800                                               474
                                                                                                              ---------------------

Retail - Jewelry (0.21%)
Movado Group Inc                                                          34,200                                               966
                                                                                                              ---------------------

Retail - Pawn Shops (0.36%)
Cash America International Inc                                            46,400                                             1,699
                                                                                                              ---------------------

Retail - Regional Department Store (0.16%)
Bon-Ton Stores Inc/The (b)                                                30,100                                               768
                                                                                                              ---------------------

Retail - Restaurants (1.24%)
AFC Enterprises (a)                                                       23,400                                               366
Domino's Pizza Inc (b)                                                    42,600                                               816
Jack in the Box Inc (a)(b)                                                44,700                                             2,860
Morton's Restaurant Group Inc (a)                                         28,100                                               508
O'Charleys Inc                                                            34,500                                               612
Papa John's International Inc (a)                                         23,300                                               639
                                                                                                              ---------------------
                                                                                                                             5,801
                                                                                                              ---------------------
Retirement & Aged Care (0.07%)
Sunrise Senior Living Inc (a)(b)                                           7,800                                               310
                                                                                                              ---------------------

Rubber & Plastic Products (0.18%)
Myers Industries Inc                                                      39,500                                               845
                                                                                                              ---------------------

Savings & Loans - Thrifts (1.86%)
BankUnited Financial Corp (b)                                             72,900                                             1,228
Berkshire Hills Bancorp Inc (b)                                              800                                                21
Dime Community Bancshares                                                 20,050                                               224
Downey Financial Corp                                                     11,800                                               628
First Financial Holdings Inc                                              10,500                                               284
First Niagara Financial Group Inc                                        153,330                                             1,972
First Place Financial Corp/OH                                              9,700                                               153
FirstFed Financial Corp (a)(b)                                            35,200                                             1,591
Flagstar Bancorp Inc (b)                                                  23,100                                               247
MAF Bancorp Inc                                                           18,249                                               958
Partners Trust Financial Group Inc (b)                                    18,800                                               225
TierOne Corp (b)                                                          20,600                                               478
United Community Financial Corp/OH                                        27,000                                               193
WSFS Financial Corp                                                        9,100                                               502
                                                                                                              ---------------------
                                                                                                                             8,704
                                                                                                              ---------------------
Semiconductor Component - Integrated Circuits (0.89%)
Cirrus Logic Inc (a)(b)                                                   28,500                                               207
Emulex Corp (a)(b)                                                       122,500                                             2,426
Exar Corp (a)                                                             34,500                                               488
Genesis Microchip Inc (a)(b)                                               7,300                                                63
Micrel Inc                                                                46,700                                               483
Pericom Semiconductor Corp (a)(b)                                          6,500                                                69
Standard Microsystems Corp (a)(b)                                         12,600                                               421
                                                                                                              ---------------------
                                                                                                                             4,157
                                                                                                              ---------------------
Semiconductor Equipment (1.03%)
Asyst Technologies Inc (a)                                                46,800                                               313
Axcelis Technologies Inc (a)                                              42,100                                               234
Brooks Automation Inc (a)(b)                                              39,800                                               699
Cabot Microelectronics Corp (a)(b)                                        22,100                                               942
Cohu Inc                                                                  48,900                                               977
Credence Systems Corp (a)                                                 24,800                                                88
Semiconductor Equipment
Entegris Inc (a)(b)                                                       47,437                                               511
Kulicke & Soffa Industries Inc (a)(b)                                     20,800                                               195
Mattson Technology Inc (a)(b)                                             10,400                                               104
MKS Instruments Inc (a)(b)                                                22,600                                               513
Photronics Inc (a)(b)                                                     16,500                                               231
                                                                                                              ---------------------
                                                                                                                             4,807
                                                                                                              ---------------------
Steel - Producers (0.32%)
Carpenter Technology Corp                                                  7,400                                               878
Ryerson Inc (b)                                                            6,900                                               222
Schnitzer Steel Industries Inc                                             7,200                                               390
                                                                                                              ---------------------
                                                                                                                             1,490
                                                                                                              ---------------------
Steel Pipe & Tube (0.33%)
Valmont Industries Inc (b)                                                20,200                                             1,527
                                                                                                              ---------------------

Telecommunication Equipment (0.21%)
Arris Group Inc (a)                                                       56,000                                               830
Ditech Networks Inc (a)(b)                                                13,100                                                98
North Pittsburgh Systems Inc (b)                                             700                                                16
Utstarcom Inc (a)(b)                                                      18,800                                                61
                                                                                                              ---------------------
                                                                                                                             1,005
                                                                                                              ---------------------
Telecommunication Equipment - Fiber Optics (0.10%)
C-COR Inc (a)                                                             16,600                                               223
Finisar Corp (a)(b)                                                       28,000                                               101
MRV Communications Inc (a)(b)                                             16,100                                                43
Sycamore Networks Inc (a)                                                 29,500                                               123
                                                                                                              ---------------------
                                                                                                                               490
                                                                                                              ---------------------
Telecommunication Services (0.64%)
Consolidated Communications Holdings Inc (b)                              29,500                                               537
Iowa Telecommunications Services Inc                                      21,800                                               448
MasTec Inc (a)(b)                                                         24,000                                               328
Premiere Global Services Inc (a)                                         133,300                                             1,552
USA Mobility Inc (a)                                                       5,600                                               134
                                                                                                              ---------------------
                                                                                                                             2,999
                                                                                                              ---------------------
Telephone - Integrated (0.93%)
Atlantic Tele-Network Inc                                                  5,700                                               166
Cincinnati Bell Inc (a)                                                  489,900                                             2,528
CT Communications Inc                                                     40,600                                             1,244
General Communication Inc (a)                                             21,200                                               244
SureWest Communications (b)                                                6,100                                               165
                                                                                                              ---------------------
                                                                                                                             4,347
                                                                                                              ---------------------
Television (0.18%)
Lin TV Corp (a)(b)                                                        15,100                                               229
Sinclair Broadcast Group Inc (b)                                          46,700                                               609
                                                                                                              ---------------------
                                                                                                                               838
                                                                                                              ---------------------
Textile - Apparel (0.18%)
Perry Ellis International Inc (a)(b)                                      27,500                                               825
                                                                                                              ---------------------

Therapeutics (0.30%)
Cypress Bioscience Inc (a)(b)                                             23,900                                               276
Onyx Pharmaceuticals Inc (a)(b)                                           22,000                                               612
Progenics Pharmaceuticals Inc (a)(b)                                      10,700                                               228
United Therapeutics Corp (a)(b)                                            4,500                                               312
                                                                                                              ---------------------
                                                                                                                             1,428
                                                                                                              ---------------------
Tobacco (0.62%)
Alliance One International Inc (a)(b)                                    237,700                                             2,056

Tobacco
Universal Corp/Richmond VA                                                14,900                                               823
                                                                                                              ---------------------
                                                                                                                             2,879
                                                                                                              ---------------------
Toys (0.40%)
Jakks Pacific Inc (a)(b)                                                  78,400                                             1,859
                                                                                                              ---------------------

Transport - Air Freight (0.41%)
Atlas Air Worldwide Holdings Inc (a)                                      35,000                                             1,897
                                                                                                              ---------------------

Transport - Marine (1.30%)
Eagle Bulk Shipping Inc (b)                                               26,300                                               692
Genco Shipping & Trading Ltd (b)                                          22,100                                             1,245
Gulfmark Offshore Inc (a)                                                 58,300                                             2,739
Knightsbridge Tankers Ltd (b)                                             15,800                                               430
TBS International Ltd (a)(b)                                              25,700                                               986
                                                                                                              ---------------------
                                                                                                                             6,092
                                                                                                              ---------------------
Transport - Services (0.25%)
Bristow Group Inc (a)(b)                                                   8,900                                               422
Pacer International Inc                                                   34,500                                               759
                                                                                                              ---------------------
                                                                                                                             1,181
                                                                                                              ---------------------
Transport - Truck (0.27%)
Arkansas Best Corp                                                         3,200                                               115
Old Dominion Freight Line (a)                                             18,000                                               520
Saia Inc (a)                                                              30,400                                               615
                                                                                                              ---------------------
                                                                                                                             1,250
                                                                                                              ---------------------
Water (0.14%)
American States Water Co (b)                                               6,800                                               251
SJW Corp (b)                                                              14,100                                               406
                                                                                                              ---------------------
                                                                                                                               657
                                                                                                              ---------------------
Web Portals (0.40%)
Earthlink Inc (a)(b)                                                     126,700                                               880
United Online Inc (b)                                                     71,300                                             1,007
                                                                                                              ---------------------
                                                                                                                             1,887
                                                                                                              ---------------------
Wire & Cable Products (0.12%)
Belden Inc (b)                                                            10,000                                               548
                                                                                                              ---------------------

Wireless Equipment (0.22%)
EMS Technologies Inc (a)                                                  30,600                                               672
Powerwave Technologies Inc (a)(b)                                         29,100                                               190
RF Micro Devices Inc (a)(b)                                               24,300                                               169
                                                                                                              ---------------------
                                                                                                                             1,031
                                                                                                              ---------------------
TOTAL COMMON STOCKS                                                                                        $               458,481
                                                                                                              ---------------------
                                                                        Principal
                                                                        Amount                                   Value (000's)
                                                                        (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.12%)
U.S. Treasury (0.12%)
4.25%, 11/30/2007 (c)                                                        580                                               578
                                                                                                              ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                      $                   578
                                                                                                              ---------------------
MONEY MARKET FUNDS (32.32%)
Money Center Banks (32.32%)
BNY Institutional Cash Reserve Fund (d)                                  151,115                                           151,115
                                                                                                              ---------------------
TOTAL MONEY MARKET FUNDS                                                                                   $               151,115
                                                                                                              ---------------------
Total Investments                                                                                          $               610,174
Liabilities in Excess of Other Assets, Net - (30.49)%                                                                    (142,582)
                                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                                 $               467,592
                                                                                                              =====================
                                                                                                              ---------------------

                                                                                                              =====================


(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $578 or 0.12% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                     $                54,504
Unrealized Depreciation                                                                                                    (44,107)
                                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                                   10,397
Cost for federal income tax purposes                                                                                        599,777
All dollar amounts are shown in thousands (000's)


                                                                                   Futures Contracts
                                                                                                      Current          Unrealized
                                                                 Number of             Original        Market        Appreciation/
Type                                                             Contracts               Value         Value         (Depreciation)
---------------------------------------------------------------- --------- ---------------------- --------------- ------------------
Buy:
Russell 2000; September 2007                                        27                   $11,461         $10,543            (918)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------------------------------------------------------------------------- ----------------
Sector                                                                                                                    Percent
----------------------------------------------------------------------------------------------------------------- ----------------
Financial                                                                                                                  61.37%
Industrial                                                                                                                 16.47%
Consumer, Non-cyclical                                                                                                     14.19%
Consumer, Cyclical                                                                                                         10.56%
Communications                                                                                                              7.15%
Technology                                                                                                                  6.62%
Basic Materials                                                                                                             5.46%
Utilities                                                                                                                   5.30%
Energy                                                                                                                      3.25%
Government                                                                                                                  0.12%
Liabilities in Excess of Other Assets, Net                                                                              (-30.49%)
                                                                                                                  ----------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                                  ================

Other Assets Summary (unaudited)
----------------------------------------------------------------------------------------------------------------- ----------------
Asset Type                                                                                                                Percent
----------------------------------------------------------------------------------------------------------------- ----------------
Futures                                                                                                                     2.25%



Schedule of Investments

July 31, 2007 (unaudited)
Partners SmallCap Value Fund II

                                                                  Shares                                    Value (000's)
                                                                   Held
COMMON STOCKS (99.36%)
Aerospace & Defense (0.44%)
Esterline Technologies Corp (a)(b)                                 31,600                            $                  1,463
Herley Industries Inc (a)(b)                                       17,454                                                 248
                                                                                                        ----------------------
                                                                                                                        1,711
                                                                                                        ----------------------
Aerospace & Defense Equipment (2.25%)
Alliant Techsystems Inc (a)(b)                                     32,575                                               3,229
Allied Defense Group Inc/The (a)(b)                                 3,900                                                  24
CPI Aerostructures Inc (b)                                          3,900                                                  35
DRS Technologies Inc (a)                                           23,125                                               1,211
Ducommun Inc (b)                                                   12,904                                                 359
Fairchild Corp/The (b)                                              4,700                                                  11
Kaman Corp                                                          7,288                                                 244
Moog Inc (b)                                                       47,500                                               2,034
SIFCO Industries Inc (b)                                            5,400                                                 122
Triumph Group Inc (a)                                              18,500                                               1,410
                                                                                                        ----------------------
                                                                                                                        8,679
                                                                                                        ----------------------
Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc (b)                                    1,602                                                  61
Hines Horticulture Inc (b)                                         12,456                                                  10
                                                                                                        ----------------------
                                                                                                                           71
                                                                                                        ----------------------
Airlines (1.27%)
Alaska Air Group Inc (b)                                           49,400                                               1,153
ExpressJet Holdings Inc (a)(b)                                     67,762                                                 354
Frontier Airlines Holdings Inc (a)(b)                              51,574                                                 273
MAIR Holdings Inc (b)                                              16,800                                                 106
Mesa Air Group Inc (a)(b)                                          42,610                                                 283
Midwest Air Group Inc (a)(b)                                          255                                                   4
Republic Airways Holdings Inc (b)                                  36,800                                                 710
Skywest Inc (a)                                                    90,238                                               2,013
                                                                                                        ----------------------
                                                                                                                        4,896
                                                                                                        ----------------------
Alternative Waste Tech (0.06%)
Calgon Carbon Corp (a)(b)                                          20,300                                                 223
                                                                                                        ----------------------

Apparel Manufacturers (0.85%)
Ashworth Inc (b)                                                    9,600                                                  68
Columbia Sportswear Co (a)                                         21,310                                               1,336
Delta Apparel Inc                                                   5,800                                                 112
Hartmarx Corp (b)                                                  26,800                                                 229
Kellwood Co (a)                                                    32,391                                                 831
Lakeland Industries Inc (a)(b)                                      5,060                                                  67
Oxford Industries Inc                                               9,300                                                 376
Quiksilver Inc (a)(b)                                              11,000                                                 141
Superior Uniform Group Inc                                          3,700                                                  46
Tandy Brands Accessories Inc                                        6,000                                                  74
                                                                                                        ----------------------
                                                                                                                        3,280
                                                                                                        ----------------------
Appliances (0.00%)
Salton Inc (a)(b)                                                   9,800                                                   7
                                                                                                        ----------------------

Applications Software (0.12%)
Authentidate Holding Corp (b)                                       8,200                                                  13

Applications Software
EPIQ Systems Inc (a)(b)                                            22,704                                                 387
Moldflow Corp (b)                                                   3,083                                                  65
                                                                                                        ----------------------
                                                                                                                          465
                                                                                                        ----------------------
Athletic Equipment (0.07%)
Nautilus Inc (a)                                                   25,500                                                 251
                                                                                                        ----------------------

Auction House & Art Dealer (0.00%)
Escala Group Inc (b)                                                8,050                                                  19
                                                                                                        ----------------------

Audio & Video Products (0.06%)
Audiovox Corp (b)                                                  10,715                                                 108
Cobra Electronics Corp                                              8,300                                                  70
Emerson Radio Corp (b)                                             21,000                                                  55
                                                                                                        ----------------------
                                                                                                                          233
                                                                                                        ----------------------
Auto - Truck Trailers (0.05%)
Wabash National Corp (a)                                           16,300                                                 207
                                                                                                        ----------------------

Auto Repair Centers (0.27%)
Monro Muffler Inc (a)                                              31,425                                               1,052
                                                                                                        ----------------------

Auto/Truck Parts & Equipment - Original (1.30%)
Accuride Corp (b)                                                  13,900                                                 196
American Axle & Manufacturing Holdings (a)                         51,300                                               1,241
ArvinMeritor Inc (a)                                               80,000                                               1,586
Hayes Lemmerz International Inc (b)                                77,255                                                 371
Modine Manufacturing Co                                            36,900                                                 945
Superior Industries International Inc (a)                          33,263                                                 615
Supreme Industries Inc                                              4,800                                                  34
                                                                                                        ----------------------
                                                                                                                        4,988
                                                                                                        ----------------------
Auto/Truck Parts & Equipment - Replacement (0.17%)
Commercial Vehicle Group Inc (a)(b)                                17,800                                                 258
Dorman Products Inc (b)                                            11,900                                                 166
Proliance International Inc (b)                                    15,060                                                  34
Standard Motor Products Inc (a)                                    16,200                                                 202
                                                                                                        ----------------------
                                                                                                                          660
                                                                                                        ----------------------
B2B - E-Commerce (0.05%)
Arbinet-thexchange Inc (b)                                          4,500                                                  25
ePlus Inc (b)                                                      16,300                                                 151
                                                                                                        ----------------------
                                                                                                                          176
                                                                                                        ----------------------
Batteries & Battery Systems (0.46%)
EnerSys (b)                                                        75,100                                               1,360
Greatbatch Inc (a)(b)                                              13,800                                                 428
                                                                                                        ----------------------
                                                                                                                        1,788
                                                                                                        ----------------------
Brewery (0.02%)
Pyramid Breweries Inc (b)                                           5,050                                                  17
Redhook Ale Brewery Inc (b)                                         8,700                                                  59
                                                                                                        ----------------------
                                                                                                                           76
                                                                                                        ----------------------
Broadcasting Services & Programming (0.19%)
4Kids Entertainment Inc (a)(b)                                     11,300                                                 181
Gray Television Inc (a)                                            61,100                                                 492
Medialink Worldwide Inc (a)(b)                                     10,500                                                  49
                                                                                                        ----------------------
                                                                                                                          722
                                                                                                        ----------------------
Building - Maintenance & Service (0.22%)
Healthcare Services Group (a)                                      30,305                                                 840
                                                                                                        ----------------------


Building - Mobile Home & Manufactured Housing (0.35%)
Cavalier Homes Inc (b)                                             12,065                                                  54
Cavco Industries Inc (a)(b)                                         4,400                                                 152
Coachmen Industries Inc                                            12,800                                                 102
Modtech Holdings Inc (b)                                            2,500                                                   5
Monaco Coach Corp (a)                                              44,049                                                 614
National RV Holdings Inc (b)                                       18,500                                                  28
Palm Harbor Homes Inc (a)(b)                                       18,976                                                 259
Skyline Corp (a)                                                    5,000                                                 140
                                                                                                        ----------------------
                                                                                                                        1,354
                                                                                                        ----------------------
Building - Residential & Commercial (0.45%)
Beazer Homes USA Inc (a)                                           16,100                                                 225
Comstock Homebuilding Cos Inc (b)                                   2,600                                                   5
Dominion Homes Inc (a)(b)                                           7,000                                                  29
Hovnanian Enterprises Inc (a)(b)                                   14,700                                                 195
Levitt Corp (a)                                                     1,281                                                  10
M/I Homes Inc (a)                                                  17,551                                                 431
Orleans Homebuilders Inc                                            7,900                                                  51
Standard-Pacific Corp                                              33,400                                                 495
TOUSA Inc (a)                                                      22,600                                                  65
WCI Communities Inc (a)(b)                                         26,300                                                 232
                                                                                                        ----------------------
                                                                                                                        1,738
                                                                                                        ----------------------
Building & Construction - Miscellaneous (0.00%)
Devcon International Corp (b)                                         400                                                   1
                                                                                                        ----------------------

Building & Construction Products - Miscellaneous (0.14%)
Gibraltar Industries Inc                                           26,109                                                 504
Patrick Industries Inc (b)                                          2,100                                                  35
                                                                                                        ----------------------
                                                                                                                          539
                                                                                                        ----------------------
Building Products - Air & Heating (0.69%)
Lennox International Inc                                           68,990                                               2,642
                                                                                                        ----------------------

Building Products - Cement & Aggregate (0.07%)
US Concrete Inc (a)(b)                                             35,200                                                 267
                                                                                                        ----------------------

Building Products - Wood (0.08%)
Universal Forest Products Inc (a)                                   7,800                                                 309
                                                                                                        ----------------------

Capacitors (0.28%)
American Technical Ceramics Corp (b)                                2,800                                                  68
Kemet Corp (a)(b)                                                 144,800                                               1,019
                                                                                                        ----------------------
                                                                                                                        1,087
                                                                                                        ----------------------
Casino Hotels (0.04%)
Trump Entertainment Resorts Inc (a)(b)                             24,100                                                 161
                                                                                                        ----------------------

Cellular Telecommunications (0.03%)
Boston Communications Group (a)(b)                                 30,700                                                 104
SunCom Wireless Holdings Inc (a)(b)                                 1,210                                                  30
                                                                                                        ----------------------
                                                                                                                          134
                                                                                                        ----------------------
Chemicals - Diversified (0.53%)
Aceto Corp                                                         50,940                                                 464
FMC Corp                                                           17,675                                               1,576
                                                                                                        ----------------------
                                                                                                                        2,040
                                                                                                        ----------------------
Chemicals - Fibers (0.01%)
Wellman Inc                                                        14,100                                                  39
                                                                                                        ----------------------


Chemicals - Plastics (0.63%)
PolyOne Corp (a)(b)                                                73,800                                                 555
Schulman A Inc                                                     45,384                                               1,054
Spartech Corp                                                      36,900                                                 813
                                                                                                        ----------------------
                                                                                                                        2,422
                                                                                                        ----------------------
Chemicals - Specialty (1.73%)
American Pacific Corp (b)                                           4,900                                                  74
Arch Chemicals Inc                                                    122                                                   5
Cytec Industries Inc                                               16,925                                               1,134
Ferro Corp                                                         33,300                                                 744
Minerals Technologies Inc (a)                                      15,600                                               1,009
NL Industries (a)                                                  27,200                                                 268
Penford Corp                                                        8,404                                                 300
Quaker Chemical Corp                                                6,780                                                 147
Sensient Technologies Corp                                         76,600                                               1,946
Stepan Co                                                          11,300                                                 312
Tronox Inc - Class A                                               44,600                                                 530
Tronox Inc - Class B                                               16,900                                                 194
                                                                                                        ----------------------
                                                                                                                        6,663
                                                                                                        ----------------------
Circuit Boards (0.03%)
Merix Corp (a)(b)                                                  17,400                                                 131
                                                                                                        ----------------------

Coatings & Paint (0.39%)
Valspar Corp                                                       54,350                                               1,500
                                                                                                        ----------------------

Coffee (0.09%)
Diedrich Coffee Inc (b)                                             2,200                                                   9
Farmer Bros Co                                                     15,900                                                 328
                                                                                                        ----------------------
                                                                                                                          337
                                                                                                        ----------------------
Collectibles (0.07%)
Lenox Group Inc (b)                                                18,800                                                 118
Topps Co Inc/The                                                   14,987                                                 144
                                                                                                        ----------------------
                                                                                                                          262
                                                                                                        ----------------------
Commercial Banks (5.03%)
1st Source Corp                                                    28,137                                                 576
Alabama National Bancorporation (a)                                12,600                                                 672
AmericanWest Bancorp                                                9,400                                                 143
AmeriServ Financial Inc (b)                                        24,600                                                  93
Bank of Florida Corp (b)                                            7,000                                                 109
Banner Corp                                                            47                                                   1
Beverly Hills Bancorp Inc                                          23,030                                                 172
BNCCORP Inc (b)                                                     2,300                                                  41
Cardinal Financial Corp                                            13,000                                                 122
Centennial Bank Holdings Inc (a)(b)                                46,396                                                 303
Central Bancorp Inc/MA                                                600                                                  14
Central Pacific Financial Corp                                     25,280                                                 713
Chemical Financial Corp (a)                                        21,779                                                 474
Citizens Republic Bancorp Inc                                      14,700                                                 237
Community Bancorp/NV (a)(b)                                         7,300                                                 171
Community Bank System Inc                                          30,600                                                 550
Crescent Financial Corp (b)                                         1,150                                                  11
Dearborn Bancorp Inc (b)                                            4,410                                                  58
Fidelity Southern Corp                                                600                                                   9
Financial Institutions Inc                                          2,600                                                  48
First Bank of Delaware (b)                                          1,240                                                   3
First Commonwealth Financial Corp (a)                              19,700                                                 187
First Community Bancorp Inc/CA (a)                                 23,600                                               1,185
First Financial Corp/IN (a)                                        10,800                                                 254

Commercial Banks
First Mariner Bancorp Inc (b)                                       2,400                                                  25
First Merchants Corp                                               19,700                                                 399
FNB Financial Services Corp                                         1,500                                                  21
FNB United Corp                                                     3,100                                                  51
Gateway Financial Holdings Inc                                      9,027                                                 125
GB&T Bancshares Inc                                                11,600                                                 163
German American Bancorp Inc                                         7,728                                                 100
IBERIABANK Corp                                                       556                                                  23
Irwin Financial Corp (a)                                           36,925                                                 433
ITLA Capital Corp                                                   6,870                                                 292
Lakeland Bancorp Inc                                               16,056                                                 179
LNB Bancorp Inc                                                     2,200                                                  33
MainSource Financial Group Inc (a)                                 15,379                                                 240
MB Financial Inc                                                   57,016                                               1,818
MBT Financial Corp                                                  1,900                                                  24
National Penn Bancshares Inc (a)                                   11,700                                                 173
Northeast Bancorp                                                     900                                                  17
Oak Hill Financial Inc                                              3,998                                                 113
Omega Financial Corp (a)                                           10,400                                                 249
Peoples Bancorp Inc/OH                                              8,300                                                 186
Pinnacle Bancshares Inc                                               200                                                   3
Premier Financial Bancorp                                             700                                                  10
Prosperity Bancshares Inc                                          70,397                                               1,994
Provident Bankshares Corp                                          16,800                                                 482
Renasant Corp                                                       8,079                                                 155
Republic First Bancorp Inc (b)                                        247                                                   2
Security Bank Corp/GA (a)                                           3,800                                                  54
Simmons First National Corp                                        23,793                                                 549
Southern Community Financial Corp/NC                               14,600                                                 116
Sterling Financial Corp/WA                                         57,200                                               1,299
Sun American Bancorp (b)                                              200                                                   2
Sun Bancorp Inc/NJ (a)(b)                                          30,900                                                 467
Superior Bancorp (a)(b)                                            19,100                                                 165
Susquehanna Bancshares Inc                                         42,962                                                 743
Taylor Capital Group Inc                                            8,978                                                 244
UMB Financial Corp (a)                                             20,632                                                 770
Umpqua Holdings Corp (a)                                           30,274                                                 576
WesBanco Inc (a)                                                   17,900                                                 395
Wintrust Financial Corp                                            12,900                                                 508
                                                                                                        ----------------------
                                                                                                                       19,344
                                                                                                        ----------------------
Commercial Services (0.70%)
Collectors Universe (a)                                             5,900                                                  91
Intersections Inc (b)                                              13,724                                                 134
Mac-Gray Corp (b)                                                  15,100                                                 230
Macquarie Infrastructure Co LLC (a)                                   108                                                   4
Perceptron Inc (b)                                                  6,900                                                  68
PHH Corp (b)                                                       30,800                                                 897
Source Interlink Cos Inc (a)(b)                                    65,230                                                 286
Startek Inc (a)                                                     4,600                                                  50
Team Inc (a)(b)                                                    19,740                                                 928
                                                                                                        ----------------------
                                                                                                                        2,688
                                                                                                        ----------------------
Commercial Services - Finance (0.03%)
Newtek Business Services Inc (b)                                   22,400                                                  41
Rewards Network Inc (b)                                            15,100                                                  57
Track Data Corp (a)(b)                                              5,000                                                  15
                                                                                                        ----------------------
                                                                                                                          113
                                                                                                        ----------------------

Communications Software (0.14%)
CallWave Inc (b)                                                   17,500                                                  64
Digi International Inc (b)                                         18,297                                                 261
Seachange International Inc (a)(b)                                 30,700                                                 214
                                                                                                        ----------------------
                                                                                                                          539
                                                                                                        ----------------------
Computer Aided Design (0.00%)
MSC.Software Corp (a)(b)                                              200                                                   3
                                                                                                        ----------------------

Computer Data Security (0.01%)
SCM Microsystems Inc (b)                                           11,000                                                  33
                                                                                                        ----------------------

Computer Services (0.77%)
Analysts International Corp (b)                                    38,200                                                  63
BISYS Group Inc/The (a)(b)                                        115,000                                               1,376
Ciber Inc (b)                                                      57,000                                                 433
Computer Task Group Inc (b)                                        17,663                                                  74
Dynamics Research Corp (b)                                          4,676                                                  61
Furmanite Corp (a)(b)                                               4,168                                                  32
iGate Corp (a)(b)                                                     324                                                   2
Pomeroy IT Solutions Inc (b)                                       10,500                                                 109
Technology Solutions Co (a)(b)                                      1,480                                                  10
TechTeam Global Inc (b)                                             4,100                                                  48
Tier Technologies Inc (b)                                           7,000                                                  66
Tripos Inc (b)                                                        100                                                   -
Tyler Technologies Inc (a)(b)                                      58,925                                                 709
                                                                                                        ----------------------
                                                                                                                        2,983
                                                                                                        ----------------------
Computer Software (0.18%)
Accelrys Inc (b)                                                       86                                                   -
Blackbaud Inc (a)                                                  22,925                                                 480
Phoenix Technologies Ltd (b)                                       18,200                                                 210
                                                                                                        ----------------------
                                                                                                                          690
                                                                                                        ----------------------
Computers (0.22%)
Palm Inc (a)(b)                                                    53,800                                                 803
PAR Technology Corp (a)(b)                                          7,100                                                  60
                                                                                                        ----------------------
                                                                                                                          863
                                                                                                        ----------------------
Computers - Integrated Systems (0.62%)
Agilysys Inc                                                       21,665                                                 416
Brocade Communications Systems Inc (b)                             93,763                                                 660
Catapult Communications Corp (b)                                   11,500                                                  98
Delphax Technologies Inc (b)                                        5,800                                                   7
Mercury Computer Systems Inc (b)                                   18,500                                                 202
Micros Systems Inc (b)                                             18,350                                                 978
Netscout Systems Inc (b)                                            4,482                                                  43
                                                                                                        ----------------------
                                                                                                                        2,404
                                                                                                        ----------------------
Computers - Memory Devices (1.27%)
Ciprico Inc (b)                                                     6,599                                                  56
Dataram Corp                                                        3,500                                                  14
Dot Hill Systems Corp (b)                                          42,300                                                 160
Hutchinson Technology Inc (a)(b)                                   21,300                                                 427
Imation Corp                                                       43,982                                               1,376
Iomega Corp (b)                                                    44,900                                                 238
Overland Storage Inc (b)                                           12,600                                                  29
Quantum Corp (b)                                                  294,500                                                 833
Silicon Storage Technology Inc (b)                                 90,400                                                 327
Western Digital Corp (b)                                           66,200                                               1,413
                                                                                                        ----------------------
                                                                                                                        4,873
                                                                                                        ----------------------

Computers - Peripheral Equipment (0.08%)
Astro-Med Inc                                                      11,200                                                 107
Franklin Electronic Publishers Inc (b)                              6,000                                                  17
InFocus Corp (b)                                                   34,185                                                  73
KEY Tronic Corp (b)                                                 7,695                                                  39
Printronix Inc                                                      4,500                                                  62
Wells-Gardner Electronics Corp (a)(b)                               3,255                                                  10
                                                                                                        ----------------------
                                                                                                                          308
                                                                                                        ----------------------
Computers - Voice Recognition (0.00%)
ThinkEngine Networks Inc (b)                                        1,100                                                   2
                                                                                                        ----------------------

Consulting Services (0.48%)
Answerthink Inc (b)                                                29,800                                                 103
BearingPoint Inc (a)(b)                                           133,200                                                 869
Franklin Covey Co (b)                                              20,100                                                 170
Management Network Group Inc (a)(b)                                28,120                                                  68
MAXIMUS Inc                                                         9,700                                                 405
PDI Inc (b)                                                        22,664                                                 249
                                                                                                        ----------------------
                                                                                                                        1,864
                                                                                                        ----------------------
Consumer Products - Miscellaneous (1.59%)
American Greetings Corp                                            63,811                                               1,578
Central Garden and Pet Co - A Shares (a)(b)                        34,000                                                 416
Central Garden and Pet Co (a)(b)                                  118,850                                               1,495
CSS Industries Inc (a)                                             13,424                                                 482
Prestige Brands Holdings Inc (a)(b)                                26,000                                                 325
Russ Berrie & Co Inc (a)(b)                                        28,700                                                 442
Scotts Miracle-Gro Co/The                                          33,825                                               1,387
                                                                                                        ----------------------
                                                                                                                        6,125
                                                                                                        ----------------------
Containers - Paper & Plastic (0.37%)
Chesapeake Corp                                                    24,901                                                 278
Graphic Packaging Corp (b)                                        251,161                                               1,115
Mod-Pac Corp (b)                                                    1,395                                                  14
                                                                                                        ----------------------
                                                                                                                        1,407
                                                                                                        ----------------------
Cosmetics & Toiletries (0.02%)
Parlux Fragrances Inc (a)(b)                                       13,600                                                  59
                                                                                                        ----------------------

Data Processing & Management (0.14%)
Pegasystems Inc (a)                                                35,304                                                 372
Schawk Inc (a)                                                      9,300                                                 178
                                                                                                        ----------------------
                                                                                                                          550
                                                                                                        ----------------------
Direct Marketing (0.02%)
Traffix Inc                                                        10,700                                                  61
                                                                                                        ----------------------

Disposable Medical Products (0.28%)
Medical Action Industries Inc (a)(b)                               43,523                                                 847
Microtek Medical Holdings Inc (b)                                  48,672                                                 238
                                                                                                        ----------------------
                                                                                                                        1,085
                                                                                                        ----------------------
Distribution & Wholesale (1.18%)
Bell Microproducts Inc (a)(b)                                      47,972                                                 301
Brightpoint Inc (a)(b)                                             48,125                                                 632
Directed Electronics Inc (a)(b)                                     9,700                                                  73
Handleman Co (a)                                                   31,700                                                 150
Huttig Building Products Inc (b)                                   17,000                                                 106
Industrial Distribution Group Inc (b)                              10,000                                                  88
Jaco Electronics Inc (b)                                            1,000                                                   2
Owens & Minor Inc (a)                                              43,675                                               1,679

Distribution & Wholesale
WESCO International Inc (b)                                        28,485                                               1,526
                                                                                                        ----------------------
                                                                                                                        4,557
                                                                                                        ----------------------
Diversified Manufacturing Operations (1.64%)
Actuant Corp (a)                                                   26,950                                               1,643
American Biltrite Inc (b)                                           1,000                                                   8
Ameron International Corp (a)                                       1,663                                                 163
AO Smith Corp                                                         200                                                  10
Bell Industries Inc (b)                                             2,900                                                   7
EnPro Industries Inc (b)                                            8,500                                                 335
Federal Signal Corp (a)                                            13,200                                                 178
GP Strategies Corp (b)                                             18,500                                                 199
Griffon Corp (a)(b)                                                23,100                                                 406
Lydall Inc (b)                                                      5,600                                                  65
Park-Ohio Holdings Corp (b)                                         9,439                                                 234
Standex International Corp                                         10,100                                                 239
Teleflex Inc                                                       25,000                                               1,911
Tredegar Corp                                                      49,365                                                 906
                                                                                                        ----------------------
                                                                                                                        6,304
                                                                                                        ----------------------
Diversified Operations (0.18%)
Resource America Inc (a)                                               23                                                   -
Walter Industries Inc (a)                                          27,000                                                 675
                                                                                                        ----------------------
                                                                                                                          675
                                                                                                        ----------------------
Diversified Operations & Commercial Services (0.05%)
Avalon Holdings Corp (b)                                            4,373                                                  37
Viad Corp                                                           3,900                                                 140
                                                                                                        ----------------------
                                                                                                                          177
                                                                                                        ----------------------
E-Commerce - Services (0.00%)
Napster Inc (b)                                                     1,000                                                   3
                                                                                                        ----------------------

Educational Software (0.04%)
PLATO Learning Inc (b)                                             39,960                                                 156
                                                                                                        ----------------------

Electric - Integrated (0.25%)
Maine & Maritimes Corp (b)                                          2,096                                                  57
Unitil Corp                                                         2,100                                                  65
Westar Energy Inc (a)                                              36,200                                                 833
                                                                                                        ----------------------
                                                                                                                          955
                                                                                                        ----------------------
Electronic Components - Miscellaneous (0.96%)
Benchmark Electronics Inc (b)                                      47,566                                               1,056
Blonder Tongue Laboratories (b)                                     1,700                                                   3
CTS Corp                                                           44,855                                                 571
IntriCon Corp (b)                                                     500                                                   4
Methode Electronics Inc                                            28,869                                                 467
OSI Systems Inc (a)(b)                                             21,225                                                 526
Planar Systems Inc (a)(b)                                          21,819                                                 163
RF Monolithics Inc (b)                                              4,382                                                  21
Sanmina-SCI Corp (b)                                              133,158                                                 366
Sparton Corp (b)                                                    3,836                                                  24
Stoneridge Inc (a)(b)                                               9,400                                                 119
Sypris Solutions Inc                                               41,921                                                 376
                                                                                                        ----------------------
                                                                                                                        3,696
                                                                                                        ----------------------
Electronic Components - Semiconductors (2.26%)
Actel Corp (a)(b)                                                  38,310                                                 452
Applied Micro Circuits Corp (b)                                   782,475                                               2,285
AXT Inc (b)                                                        19,600                                                  95
Bookham Inc (a)(b)                                                 76,900                                                 202

Electronic Components - Semiconductors
California Micro Devices Corp (b)                                  11,500                                                  52
Ceva Inc (b)                                                       16,000                                                 144
DSP Group Inc (b)                                                  14,000                                                 249
ESS Technology (b)                                                 44,414                                                  69
Ibis Technology Corp (a)(b)                                         8,400                                                  12
Integrated Silicon Solution Inc (b)                                69,103                                                 439
IXYS Corp (a)(b)                                                   20,200                                                 192
Kopin Corp (b)                                                     61,100                                                 233
Lattice Semiconductor Corp (a)(b)                                 226,260                                               1,070
Microsemi Corp (a)(b)                                              47,775                                               1,114
Richardson Electronics Ltd                                         23,735                                                 198
Skyworks Solutions Inc (a)(b)                                     155,011                                               1,228
Virage Logic Corp (b)                                              10,000                                                  73
White Electronic Designs Corp (b)                                  36,721                                                 214
Zilog Inc (b)                                                       9,057                                                  43
Zoran Corp (b)                                                     17,092                                                 322
                                                                                                        ----------------------
                                                                                                                        8,686
                                                                                                        ----------------------
Electronic Connectors (0.01%)
Innovex Inc/MN (b)                                                 31,898                                                  41
                                                                                                        ----------------------

Electronic Measurement Instruments (0.14%)
Aehr Test Systems (a)(b)                                               82                                                   1
Axsys Technologies Inc (b)                                          8,800                                                 258
Cyberoptics Corp (b)                                                7,100                                                  88
Keithley Instruments Inc                                            1,300                                                  14
LeCroy Corp (a)(b)                                                 10,857                                                 100
Zygo Corp (a)(b)                                                    7,200                                                  86
                                                                                                        ----------------------
                                                                                                                          547
                                                                                                        ----------------------
Electronic Parts Distribution (0.04%)
NU Horizons Electronics Corp (b)                                   15,500                                                 161
                                                                                                        ----------------------

Electronic Security Devices (0.03%)
Compudyne Corp (b)                                                 15,100                                                  80
Vicon Industries Inc (b)                                            2,200                                                  25
                                                                                                        ----------------------
                                                                                                                          105
                                                                                                        ----------------------
Electronics - Military (0.01%)
Arotech Corp (a)(b)                                                10,093                                                  28
Merrimac Industries Inc (b)                                           800                                                   8
                                                                                                        ----------------------
                                                                                                                           36
                                                                                                        ----------------------
Energy - Alternate Sources (0.07%)
Headwaters Inc (a)(b)                                              13,100                                                 211
Quantum Fuel Systems Technologies World (a)(b)                     36,055                                                  46
                                                                                                        ----------------------
                                                                                                                          257
                                                                                                        ----------------------
Engineering - Research & Development Services (0.51%)
National Technical SYS Inc (b)                                      5,700                                                  37
Servidyne Inc                                                         500                                                   3
URS Corp (b)                                                       38,950                                               1,919
                                                                                                        ----------------------
                                                                                                                        1,959
                                                                                                        ----------------------
Engines - Internal Combustion (0.31%)
Briggs & Stratton Corp (a)                                         41,500                                               1,177
                                                                                                        ----------------------

Enterprise Software & Services (1.07%)
JDA Software Group Inc (a)(b)                                      25,971                                                 587
Lawson Software Inc (a)(b)                                         68,300                                                 651
Neoware Inc (a)(b)                                                 20,900                                                 331
Pervasive Software Inc (b)                                         39,500                                                 197

Enterprise Software & Services
Sybase Inc (b)                                                     75,050                                               1,780
SYNNEX Corp (a)(b)                                                 28,200                                                 573
                                                                                                        ----------------------
                                                                                                                        4,119
                                                                                                        ----------------------
Environmental Consulting & Engineering (0.05%)
TRC Cos Inc (b)                                                    16,000                                                 175
                                                                                                        ----------------------

E-Services - Consulting (0.03%)
Keynote Systems Inc (a)(b)                                          6,850                                                 103
                                                                                                        ----------------------

Fiduciary Banks (0.22%)
Boston Private Financial Holdings Inc                              33,800                                                 862
                                                                                                        ----------------------

Finance - Auto Loans (0.04%)
Consumer Portfolio Services (a)(b)                                 17,265                                                  88
United PanAm Financial Corp (b)                                     7,800                                                  78
                                                                                                        ----------------------
                                                                                                                          166
                                                                                                        ----------------------
Finance - Consumer Loans (0.09%)
Encore Capital Group Inc (b)                                       11,900                                                 123
Firstcity Financial Corp (b)                                        8,834                                                  75
Ocwen Financial Corp (a)(b)                                        15,200                                                 165
                                                                                                        ----------------------
                                                                                                                          363
                                                                                                        ----------------------
Finance - Credit Card (0.22%)
Advanta Corp - A Shares                                             3,595                                                  84
Advanta Corp - B Shares (a)                                         8,932                                                 229
CompuCredit Corp (b)                                               20,100                                                 528
                                                                                                        ----------------------
                                                                                                                          841
                                                                                                        ----------------------
Finance - Investment Banker & Broker (1.48%)
Cowen Group Inc (a)(b)                                             13,141                                                 189
Knight Capital Group Inc (b)                                      129,820                                               1,836
LaBranche & Co Inc (a)(b)                                          28,800                                                 186
Piper Jaffray Cos (a)(b)                                           25,625                                               1,228
Raymond James Financial Inc                                        69,363                                               2,127
Sanders Morris Harris Group Inc (a)                                12,886                                                 127
                                                                                                        ----------------------
                                                                                                                        5,693
                                                                                                        ----------------------
Finance - Leasing Company (0.33%)
California First National Bancorp                                   1,100                                                  15
Financial Federal Corp (a)                                         39,000                                               1,106
Marlin Business Services Corp (b)                                   6,400                                                 125
MicroFinancial Inc                                                  5,975                                                  37
                                                                                                        ----------------------
                                                                                                                        1,283
                                                                                                        ----------------------
Finance - Mortgage Loan/Banker (0.11%)
Delta Financial Corp (a)                                           18,200                                                 180
Federal Agricultural Mortgage Corp                                  7,600                                                 213
Franklin Credit Management Corp (b)                                 5,800                                                  19
                                                                                                        ----------------------
                                                                                                                          412
                                                                                                        ----------------------
Finance - Other Services (0.07%)
Asset Acceptance Capital Corp                                      13,100                                                 182
eSpeed Inc (a)(b)                                                   8,577                                                  69
                                                                                                        ----------------------
                                                                                                                          251
                                                                                                        ----------------------
Financial Guarantee Insurance (0.13%)
Triad Guaranty Inc (a)(b)                                          18,636                                                 514
                                                                                                        ----------------------

Fisheries (0.04%)
Zapata Corp (b)                                                    22,800                                                 160
                                                                                                        ----------------------


Food - Baking (0.01%)
Tasty Baking Co                                                     2,300                                                  24
                                                                                                        ----------------------

Food - Miscellaneous/Diversified (1.64%)
Chiquita Brands International Inc (a)                              59,634                                               1,047
Corn Products International Inc                                    21,075                                                 940
Golden Enterprises Inc                                                700                                                   2
Hain Celestial Group Inc (a)(b)                                    54,168                                               1,468
John B Sanfilippo & Son (b)                                        19,776                                                 219
M&F Worldwide Corp (a)(b)                                          15,500                                                 904
Monterey Gourmet Foods Inc (b)                                     13,100                                                  51
Ralcorp Holdings Inc (b)                                           32,700                                               1,699
                                                                                                        ----------------------
                                                                                                                        6,330
                                                                                                        ----------------------
Food - Retail (0.13%)
Ingles Markets Inc (a)                                                102                                                   3
Weis Markets Inc                                                   12,353                                                 485
                                                                                                        ----------------------
                                                                                                                          488
                                                                                                        ----------------------
Food - Wholesale & Distribution (0.39%)
Nash Finch Co (a)                                                  10,400                                                 419
Performance Food Group Co (b)                                      38,000                                               1,089
                                                                                                        ----------------------
                                                                                                                        1,508
                                                                                                        ----------------------
Footwear & Related Apparel (0.06%)
Lacrosse Footwear Inc                                               1,200                                                  21
Phoenix Footwear Group Inc (b)                                     19,740                                                  70
Rocky Brands Inc (b)                                                4,100                                                  48
Stride Rite Corp                                                    4,000                                                  82
                                                                                                        ----------------------
                                                                                                                          221
                                                                                                        ----------------------
Funeral Services & Related Items (0.29%)
Carriage Services Inc (b)                                          24,435                                                 217
Stewart Enterprises Inc (a)                                       127,703                                                 895
                                                                                                        ----------------------
                                                                                                                        1,112
                                                                                                        ----------------------
Gambling (Non-Hotel) (0.04%)
Lakes Entertainment Inc (a)(b)                                     15,800                                                 173
                                                                                                        ----------------------

Gas - Distribution (0.83%)
New Jersey Resources Corp                                          20,900                                                 982
South Jersey Industries Inc                                        25,300                                                 829
Vectren Corp                                                       55,225                                               1,379
                                                                                                        ----------------------
                                                                                                                        3,190
                                                                                                        ----------------------
Golf (0.00%)
Aldila Inc                                                            200                                                   3
                                                                                                        ----------------------

Health Care Cost Containment (0.34%)
Healthspring Inc (b)                                               68,900                                               1,178
Hooper Holmes Inc (b)                                              48,100                                                 126
Prospect Medical Holdings Inc (b)                                   1,200                                                   7
                                                                                                        ----------------------
                                                                                                                        1,311
                                                                                                        ----------------------
Healthcare Safety Device (0.06%)
Cardiac Science Corp (a)(b)                                        23,000                                                 237
                                                                                                        ----------------------

Home Furnishings (0.53%)
Bassett Furniture Industries Inc                                    7,700                                                 101
Chromcraft Revington Inc (b)                                        2,500                                                  17
Flexsteel Industries                                                2,364                                                  33
Furniture Brands International Inc (a)                             67,202                                                 740
Kimball International Inc                                          33,945                                                 444

Home Furnishings
La-Z-Boy Inc (a)                                                   68,600                                                 687
                                                                                                        ----------------------
                                                                                                                        2,022
                                                                                                        ----------------------
Hotels & Motels (0.23%)
Interstate Hotels & Resorts Inc (b)                                26,900                                                 117
Lodgian Inc (a)(b)                                                 21,900                                                 279
Marcus Corp                                                         8,679                                                 171
Red Lion Hotels Corp (b)                                           30,800                                                 332
                                                                                                        ----------------------
                                                                                                                          899
                                                                                                        ----------------------
Housewares (0.24%)
Libbey Inc (a)                                                     11,750                                                 234
Lifetime Brands Inc                                                10,000                                                 194
National Presto Industries Inc (a)                                  8,652                                                 486
                                                                                                        ----------------------
                                                                                                                          914
                                                                                                        ----------------------
Human Resources (1.07%)
Cross Country Healthcare Inc (b)                                   29,356                                                 480
Edgewater Technology Inc (b)                                       11,900                                                 101
Kelly Services Inc                                                 21,416                                                 532
Medical Staffing Network Holdings Inc (b)                          47,500                                                 269
MPS Group Inc (a)(b)                                              128,164                                               1,708
RCM Technologies Inc (b)                                            9,300                                                  81
Spherion Corp (b)                                                 100,500                                                 887
Westaff Inc (b)                                                    12,980                                                  62
                                                                                                        ----------------------
                                                                                                                        4,120
                                                                                                        ----------------------
Identification Systems - Development (0.32%)
Checkpoint Systems Inc (b)                                          9,900                                                 228
L-1 Identity Solutions Inc (a)(b)                                  59,200                                               1,015
                                                                                                        ----------------------
                                                                                                                        1,243
                                                                                                        ----------------------
Industrial Audio & Video Products (0.02%)
Ballantyne of Omaha Inc (b)                                        10,600                                                  66
Rockford Corp/Arizona (a)(b)                                        3,600                                                   8
                                                                                                        ----------------------
                                                                                                                           74
                                                                                                        ----------------------
Industrial Automation & Robots (0.37%)
Nordson Corp (a)                                                   31,075                                               1,422
                                                                                                        ----------------------

Industrial Gases (0.33%)
Airgas Inc                                                         27,250                                               1,273
                                                                                                        ----------------------

Instruments - Controls (0.14%)
Frequency Electronics Inc                                          10,900                                                 120
Photon Dynamics Inc (a)(b)                                         13,400                                                 144
Spectrum Control Inc (b)                                           15,900                                                 260
Technology Research Corp                                            4,647                                                  17
                                                                                                        ----------------------
                                                                                                                          541
                                                                                                        ----------------------
Instruments - Scientific (0.03%)
Meade Instruments Corp (b)                                         34,417                                                  77
OI Corp                                                             1,700                                                  24
Winland Electronics Inc (b)                                         1,800                                                   6
                                                                                                        ----------------------
                                                                                                                          107
                                                                                                        ----------------------
Insurance Brokers (0.33%)
Hilb Rogal & Hobbs Co (a)                                          29,150                                               1,262
                                                                                                        ----------------------

Internet Application Software (0.89%)
Interwoven Inc (b)                                                 64,248                                                 890
RealNetworks Inc (b)                                                7,103                                                  50
S1 Corp (b)                                                        65,010                                                 473

Internet Application Software
Vignette Corp (a)(b)                                               95,150                                               2,002
                                                                                                        ----------------------
                                                                                                                        3,415
                                                                                                        ----------------------
Internet Connectivity Services (0.03%)
PC-Tel Inc (b)                                                     14,252                                                 116
                                                                                                        ----------------------

Internet Content - Entertainment (0.04%)
Alloy Inc (a)(b)                                                   11,650                                                 109
PlanetOut Inc (b)                                                  37,000                                                  63
                                                                                                        ----------------------
                                                                                                                          172
                                                                                                        ----------------------
Internet Content - Information & News (0.42%)
Autobytel Inc (b)                                                  95,971                                                 343
Harris Interactive Inc (b)                                        147,160                                                 659
Infospace Inc                                                      27,300                                                 568
Looksmart (b)                                                      16,720                                                  57
                                                                                                        ----------------------
                                                                                                                        1,627
                                                                                                        ----------------------
Internet Financial Services (0.00%)
Insweb Corp (b)                                                       800                                                   6
Netbank Inc (a)                                                     6,800                                                   2
                                                                                                        ----------------------
                                                                                                                            8
                                                                                                        ----------------------
Internet Incubators (0.13%)
Internet Capital Group Inc (a)(b)                                  30,600                                                 349
Safeguard Scientifics Inc (b)                                      70,800                                                 163
                                                                                                        ----------------------
                                                                                                                          512
                                                                                                        ----------------------
Internet Infrastructure Software (0.13%)
Openwave Systems Inc (a)                                           53,300                                                 280
SupportSoft Inc (a)(b)                                             32,400                                                 179
TeleCommunication Systems Inc (b)                                   8,300                                                  36
                                                                                                        ----------------------
                                                                                                                          495
                                                                                                        ----------------------
Internet Security (0.32%)
ActivIdentity Corp (b)                                             37,414                                                 159
Ipass Inc (a)(b)                                                   33,400                                                 159
Secure Computing Corp (a)(b)                                       55,600                                                 439
SonicWALL Inc (b)                                                  53,000                                                 469
                                                                                                        ----------------------
                                                                                                                        1,226
                                                                                                        ----------------------
Intimate Apparel (0.31%)
Warnaco Group Inc/The (a)(b)                                       32,964                                               1,190
                                                                                                        ----------------------

Investment Companies (0.46%)
Hercules Technology Growth Capital Inc (a)                         19,262                                                 237
MCG Capital Corp                                                   78,105                                               1,130
Medallion Financial Corp                                           23,244                                                 267
Patriot Capital Funding Inc (a)                                     9,620                                                 123
                                                                                                        ----------------------
                                                                                                                        1,757
                                                                                                        ----------------------
Investment Management & Advisory Services (0.73%)
Affiliated Managers Group Inc (a)(b)                               18,325                                               2,208
Waddell & Reed Financial Inc                                       24,250                                                 611
                                                                                                        ----------------------
                                                                                                                        2,819
                                                                                                        ----------------------
Lasers - Systems & Components (0.80%)
Coherent Inc (b)                                                   27,500                                                 796
Electro Scientific Industries Inc (a)(b)                           26,216                                                 575
Newport Corp (a)(b)                                                36,235                                                 474
Rofin-Sinar Technologies Inc (b)                                   18,700                                               1,217
                                                                                                        ----------------------
                                                                                                                        3,062
                                                                                                        ----------------------
Leisure & Recreation Products (0.34%)
Brunswick Corp/DE (a)                                              27,925                                                 781
Leisure & Recreation Products
Johnson Outdoors Inc                                                6,500                                                 151
K2 Inc (b)                                                         24,955                                                 364
Multimedia Games Inc (a)(b)                                            59                                                   1
                                                                                                        ----------------------
                                                                                                                        1,297
                                                                                                        ----------------------
Life & Health Insurance (1.56%)
American Equity Investment Life Holding Co (a)                     73,700                                                 836
Delphi Financial Group Inc                                         12,600                                                 506
FBL Financial Group Inc                                            35,896                                               1,263
Great American Financial Resources Inc                             18,260                                                 438
Independence Holding Co (a)                                         9,300                                                 171
KMG America Corp (b)                                               18,550                                                  87
Penn Treaty American Corp (b)                                      20,525                                                 123
Phoenix Cos Inc/The                                               142,625                                               1,967
Presidential Life Corp (a)                                         36,884                                                 602
                                                                                                        ----------------------
                                                                                                                        5,993
                                                                                                        ----------------------
Linen Supply & Related Items (0.33%)
Angelica Corp                                                       6,950                                                 152
G&K Services Inc                                                   17,900                                                 667
Unifirst Corp/MA                                                   11,589                                                 435
                                                                                                        ----------------------
                                                                                                                        1,254
                                                                                                        ----------------------
Machinery - Electrical (0.13%)
Regal-Beloit Corp                                                   9,600                                                 487
                                                                                                        ----------------------

Machinery - Farm (0.13%)
Alamo Group Inc                                                     9,800                                                 254
Gehl Co (a)(b)                                                      9,500                                                 243
                                                                                                        ----------------------
                                                                                                                          497
                                                                                                        ----------------------
Machinery - General Industry (0.89%)
Applied Industrial Technologies Inc                                50,175                                               1,425
IDEX Corp                                                          42,000                                               1,521
Kadant Inc (a)(b)                                                  17,419                                                 469
                                                                                                        ----------------------
                                                                                                                        3,415
                                                                                                        ----------------------
Machinery - Material Handling (0.02%)
Key Technology Inc (b)                                              2,700                                                  75
Paragon Technologies Inc (b)                                          500                                                   4
                                                                                                        ----------------------
                                                                                                                           79
                                                                                                        ----------------------
Machinery - Pumps (0.10%)
Tecumseh Products Co (a)(b)                                        16,752                                                 386
                                                                                                        ----------------------

Machinery Tools & Related Products (0.44%)
Hardinge Inc                                                        6,700                                                 221
Kennametal Inc                                                     19,175                                               1,470
                                                                                                        ----------------------
                                                                                                                        1,691
                                                                                                        ----------------------
Medical - Biomedical/Gene (0.34%)
Applera Corp - Celera Group (b)                                     2,400                                                  29
CuraGen Corp (b)                                                   10,200                                                  13
Enzon Pharmaceuticals Inc (a)(b)                                    6,000                                                  43
Gene Logic Inc (b)                                                 44,653                                                  59
Genitope Corp (a)(b)                                               30,200                                                 109
Harvard Bioscience Inc (b)                                         45,815                                                 235
Immunogen Inc (a)(b)                                                1,000                                                   5
Martek Biosciences Corp (a)(b)                                     24,200                                                 620
Maxygen Inc (b)                                                     3,619                                                  29
Nanogen Inc (b)                                                    38,700                                                  55
Neose Technologies Inc (a)(b)                                      47,700                                                  95

Medical - Biomedical/Gene
Orchid Cellmark Inc (b)                                             5,600                                                  28
                                                                                                        ----------------------
                                                                                                                        1,320
                                                                                                        ----------------------
Medical - Drugs (0.06%)
Acusphere Inc (b)                                                     900                                                   1
Hi-Tech Pharmacal Co Inc (a)(b)                                     6,100                                                  62
Infinity Pharmaceuticals Inc (b)                                   13,900                                                 149
Lannett Co Inc (b)                                                  1,200                                                   7
                                                                                                        ----------------------
                                                                                                                          219
                                                                                                        ----------------------
Medical - Generic Drugs (0.32%)
Alpharma Inc (a)                                                   50,100                                               1,242
                                                                                                        ----------------------

Medical - Hospitals (0.13%)
Medcath Corp (b)                                                   10,865                                                 329
Symbion Inc (a)(b)                                                  7,862                                                 169
                                                                                                        ----------------------
                                                                                                                          498
                                                                                                        ----------------------
Medical - Nursing Homes (0.23%)
Kindred Healthcare Inc (a)(b)                                      33,100                                                 886
                                                                                                        ----------------------

Medical - Outpatient & Home Medical Care (0.56%)
Allied Healthcare International Inc (b)                            68,110                                                 177
American Shared Hospital Services                                     800                                                   5
Gentiva Health Services Inc (b)                                    19,000                                                 379
LHC Group Inc (a)(b)                                               58,800                                               1,424
National Home Health Care Corp                                      1,000                                                  13
Pediatric Services of America Inc (b)                               8,100                                                 129
Res-Care Inc (a)(b)                                                 1,200                                                  23
                                                                                                        ----------------------
                                                                                                                        2,150
                                                                                                        ----------------------
Medical Imaging Systems (0.04%)
Digirad Corp (b)                                                    2,400                                                   8
E-Z-Em-Inc (b)                                                      4,600                                                  68
Merge Technologies Inc (b)                                         16,698                                                  91
                                                                                                        ----------------------
                                                                                                                          167
                                                                                                        ----------------------
Medical Information Systems (0.04%)
AMICAS Inc (b)                                                     43,300                                                 153
                                                                                                        ----------------------

Medical Instruments (0.23%)
Angiodynamics Inc (a)(b)                                            6,354                                                 119
Conmed Corp (a)(b)                                                 21,900                                                 611
Datascope Corp                                                      2,028                                                  70
New Brunswick Scientific Inc (b)                                    1,800                                                  20
OccuLogix Inc (a)(b)                                                6,600                                                   7
Orthologic Corp (b)                                                22,475                                                  32
Urologix Inc (b)                                                   10,700                                                  30
                                                                                                        ----------------------
                                                                                                                          889
                                                                                                        ----------------------
Medical Products (0.36%)
ATS Medical Inc (b)                                                25,000                                                  46
Caliper Life Sciences Inc (b)                                      33,840                                                 162
Cantel Medical Corp (b)                                            12,100                                                 175
Hanger Orthopedic Group Inc (b)                                     6,100                                                  66
HealthTronics Inc (b)                                              32,200                                                 129
Invacare Corp                                                       8,100                                                 167
Kewaunee Scientific Corp                                              700                                                  10
Langer Inc (b)                                                      4,300                                                  24
Misonix Inc (b)                                                    12,780                                                  64
North American Scientific Inc (b)                                   1,300                                                   1
Osteotech Inc (b)                                                  27,133                                                 195

Medical Products
Sonic Innovations Inc (a)(b)                                       10,000                                                  84
Span-America Medical Systems Inc                                    1,400                                                  31
SRI/Surgical Express Inc (b)                                        4,400                                                  21
Synovis Life Technologies Inc (a)(b)                               13,440                                                 211
                                                                                                        ----------------------
                                                                                                                        1,386
                                                                                                        ----------------------
Metal Processors & Fabrication (0.60%)
CIRCOR International Inc                                           20,456                                                 816
Intermet Corp (b)(c)(d)                                               100                                                   -
NN Inc                                                             15,000                                                 159
Quanex Corp (a)                                                       700                                                  31
Wolverine Tube Inc (a)(b)                                           9,500                                                  17
Worthington Industries Inc (a)                                     61,300                                               1,269
                                                                                                        ----------------------
                                                                                                                        2,292
                                                                                                        ----------------------
Metal Products - Fasteners (0.00%)
Chicago Rivet & Machine Co                                            300                                                   8
Eastern Co/The                                                        600                                                  12
                                                                                                        ----------------------
                                                                                                                           20
                                                                                                        ----------------------
Motion Pictures & Services (0.02%)
Image Entertainment Inc (b)                                        14,200                                                  61
                                                                                                        ----------------------

MRI - Medical Diagnostic Imaging (0.00%)
RadNet Inc (a)(b)                                                   1,700                                                  16
                                                                                                        ----------------------

Multi-Line Insurance (1.53%)
Alfa Corp (a)                                                      45,642                                                 808
Atlantic American Corp (b)                                          7,500                                                  24
Citizens Inc/TX (a)(b)                                              1,685                                                   8
HCC Insurance Holdings Inc                                         52,665                                               1,542
Horace Mann Educators Corp                                         57,703                                               1,029
National Security Group Inc                                           300                                                   5
United Fire & Casualty Co                                          71,459                                               2,460
                                                                                                        ----------------------
                                                                                                                        5,876
                                                                                                        ----------------------
Multimedia (0.57%)
Belo Corp                                                          46,600                                                 834
Entravision Communications Corp (b)                                77,154                                                 722
Journal Communications Inc (a)                                      4,000                                                  43
Media General Inc (a)                                              19,300                                                 544
Triple Crown Media Inc (b)                                          7,695                                                  68
                                                                                                        ----------------------
                                                                                                                        2,211
                                                                                                        ----------------------
Music (0.05%)
Entertainment Distribution Co Inc (b)                              31,300                                                  55
Steinway Musical Instruments                                        3,600                                                 121
                                                                                                        ----------------------
                                                                                                                          176
                                                                                                        ----------------------
Networking Products (1.26%)
3Com Corp (b)                                                     626,700                                               2,507
Adaptec Inc (b)                                                   104,900                                                 367
Aeroflex Inc (b)                                                   58,134                                                 816
Avici Systems Inc (a)                                               5,900                                                  60
Black Box Corp (a)                                                 22,677                                                 913
Performance Technologies Inc (b)                                   16,050                                                  82
Zhone Technologies Inc (a)(b)                                      97,700                                                 117
                                                                                                        ----------------------
                                                                                                                        4,862
                                                                                                        ----------------------
Non-Ferrous Metals (0.33%)
USEC Inc (a)(b)                                                    75,800                                               1,273
                                                                                                        ----------------------


Non-Hazardous Waste Disposal (0.27%)
Waste Connections Inc (a)(b)                                       32,437                                               1,006
WCA Waste Corp (b)                                                  3,300                                                  28
                                                                                                        ----------------------
                                                                                                                        1,034
                                                                                                        ----------------------
Office Automation & Equipment (0.35%)
IKON Office Solutions Inc                                          97,240                                               1,348
TRM Corp (b)                                                       13,900                                                  13
                                                                                                        ----------------------
                                                                                                                        1,361
                                                                                                        ----------------------
Office Supplies & Forms (0.06%)
Ennis Inc                                                           8,400                                                 170
Nashua Corp (b)                                                     4,100                                                  43
                                                                                                        ----------------------
                                                                                                                          213
                                                                                                        ----------------------
Oil - Field Services (1.92%)
Hanover Compressor Co (a)(b)                                       61,495                                               1,465
Horizon Offshore Inc (a)(b)                                        13,400                                                 247
Infinity Energy Resources Inc (b)                                   8,795                                                  27
Newpark Resources (b)                                              48,900                                                 310
Oil States International Inc (a)(b)                                49,125                                               2,149
Trico Marine Services Inc (a)(b)                                   12,200                                                 432
Universal Compression Holdings Inc (a)(b)                          37,798                                               2,761
                                                                                                        ----------------------
                                                                                                                        7,391
                                                                                                        ----------------------
Oil & Gas Drilling (0.56%)
Atwood Oceanics Inc (b)                                            21,450                                               1,472
Bronco Drilling Co Inc (a)(b)                                      13,800                                                 200
Pioneer Drilling Co (b)                                            37,200                                                 468
                                                                                                        ----------------------
                                                                                                                        2,140
                                                                                                        ----------------------
Oil Company - Exploration & Production (4.22%)
Arena Resources Inc (a)(b)                                         38,430                                               2,087
Bois d'Arc Energy Inc (a)(b)                                       25,100                                                 408
Bringham Exploration Co. (a)(b)                                    43,100                                                 209
Callon Petroleum Co (b)                                            24,300                                                 340
Comstock Resources Inc (b)                                         36,000                                                 967
Continental Resources Inc/OK (a)(b)                               115,350                                               1,814
Edge Petroleum Corp (a)(b)                                         14,800                                                 184
Encore Acquisition Co (a)(b)                                       36,600                                                 947
Gulfport Energy Corp (a)(b)                                        64,620                                               1,228
Harvest Natural Resources Inc (a)(b)                               31,200                                                 351
HKN Inc (b)                                                           100                                                   1
Mariner Energy Inc (b)                                             48,400                                               1,023
Meridian Resource Corp (b)                                         76,400                                                 206
PetroHawk Energy Corp (a)(b)                                        8,618                                                 129
Petroleum Development Corp (a)(b)                                  12,000                                                 484
Petroquest Energy Inc (b)                                         117,875                                               1,475
Quest Resource Corp (b)                                             3,200                                                  33
Royale Energy Inc                                                   4,000                                                  15
St Mary Land & Exploration Co (a)                                  41,475                                               1,381
Stone Energy Corp (b)                                              21,800                                                 708
Swift Energy Co (a)(b)                                             24,300                                               1,039
Whiting Petroleum Corp (a)(b)                                      29,900                                               1,228
                                                                                                        ----------------------
                                                                                                                       16,257
                                                                                                        ----------------------
Oil Field Machinery & Equipment (0.04%)
Natural Gas Services Group Inc (b)                                  9,900                                                 147
                                                                                                        ----------------------

Optical Recognition Equipment (0.05%)
Digimarc Corp (b)                                                  18,100                                                 191
                                                                                                        ----------------------


Paper & Related Products (0.58%)
Buckeye Technologies Inc (b)                                       30,100                                                 462
Caraustar Industries Inc (b)                                       36,383                                                 175
Glatfelter (a)                                                     63,300                                                 850
Pope & Talbot Inc (a)(b)                                           13,200                                                  35
Rock-Tenn Co                                                        3,652                                                 112
Schweitzer-Mauduit International Inc                               19,633                                                 448
Wausau Paper Corp                                                  13,100                                                 147
                                                                                                        ----------------------
                                                                                                                        2,229
                                                                                                        ----------------------
Pharmacy Services (0.06%)
BioScrip Inc (b)                                                   44,600                                                 243

Curative Health Services Inc (b)(c)(d)                              4,500                                                   -
                                                                                                        ----------------------
                                                                                                                          243
                                                                                                        ----------------------
Photo Equipment & Supplies (0.00%)
Concord Camera Corp (b)                                             1,442                                                   6
                                                                                                        ----------------------

Physical Therapy & Rehabilitation Centers (0.05%)
RehabCare Group Inc (b)                                            14,100                                                 200
                                                                                                        ----------------------

Physician Practice Management (0.68%)
American Dental Partners Inc (b)                                    2,800                                                  72
I-Trax Inc (a)(b)                                                  23,300                                                  84
OCA Inc (b)(c)(d)                                                   1,600                                                   -
Pediatrix Medical Group Inc (b)                                    45,300                                               2,444
                                                                                                        ----------------------
                                                                                                                        2,600
                                                                                                        ----------------------
Pollution Control (0.00%)
Catalytica Energy Systems Inc (b)                                   3,300                                                   4
                                                                                                        ----------------------

Power Converter & Supply Equipment (0.10%)
C&D Technologies Inc (a)(b)                                        47,100                                                 227
Espey Manufacturing & Electronics Corp                              1,400                                                  32
Magnetek Inc (b)                                                   23,600                                                 111
                                                                                                        ----------------------
                                                                                                                          370
                                                                                                        ----------------------
Printing - Commercial (0.04%)
Bowne & Co Inc                                                      1,200                                                  21
Champion Industries Inc/WV                                         18,958                                                 125
Tufco Technologies Inc (b)                                          1,300                                                  10
                                                                                                        ----------------------
                                                                                                                          156
                                                                                                        ----------------------
Private Corrections (0.04%)
Cornell Cos Inc (b)                                                 7,700                                                 170
                                                                                                        ----------------------

Property & Casualty Insurance (4.51%)
21st Century Insurance Group (a)                                   38,800                                                 850
Affirmative Insurance Holdings Inc (a)                              7,700                                                 108
AmCOMP Inc (b)                                                     28,900                                                 243
American Physicians Capital Inc                                    14,006                                                 531
Argonaut Group Inc                                                 42,053                                               1,158
Baldwin & Lyons Inc                                                28,571                                                 722
CNA Surety Corp (b)                                                38,100                                                 644
Donegal Group Inc                                                  24,663                                                 356
EMC Insurance Group Inc                                            11,939                                                 294
FPIC Insurance Group Inc (b)                                       12,346                                                 429
Hallmark Financial Services (b)                                     2,200                                                  27
Harleysville Group Inc                                             39,917                                               1,118
Infinity Property & Casualty Corp                                  32,104                                               1,414
Investors Title Co                                                    700                                                  33

Property & Casualty Insurance
LandAmerica Financial Group Inc (a)                                23,735                                               1,818
Meadowbrook Insurance Group Inc (a)(b)                             58,800                                                 528
Mercer Insurance Group Inc                                          5,400                                                 107
Midland Co/The                                                     19,900                                                 946
Navigators Group Inc (b)                                           15,600                                                 816
NYMAGIC Inc                                                         8,700                                                 316
PMA Capital Corp (a)(b)                                            44,038                                                 395
ProAssurance Corp (a)(b)                                           17,300                                                 854
Procentury Corp                                                    11,000                                                 154
RLI Corp (a)                                                        1,900                                                 110
RTW Inc (b)                                                        18,600                                                 153
SCPIE Holdings Inc (b)                                              9,300                                                 209
SeaBright Insurance Holdings Inc (b)                               10,800                                                 196
Selective Insurance Group                                          47,600                                                 977
State Auto Financial Corp (a)                                      33,286                                                 861
Stewart Information Services Corp                                  21,511                                                 785
Unico American Corp (b)                                            13,834                                                 172
United America Indemnity Ltd (b)                                    2,404                                                  52
                                                                                                        ----------------------
                                                                                                                       17,376
                                                                                                        ----------------------
Protection - Safety (0.03%)
Henry Bros Electronics Inc (b)                                        800                                                   3
Mace Security International Inc (b)                                11,900                                                  27
Protection One Inc (b)                                              5,510                                                  70
                                                                                                        ----------------------
                                                                                                                          100
                                                                                                        ----------------------
Publishing - Books (0.43%)
Scholastic Corp (a)(b)                                             51,508                                               1,658
                                                                                                        ----------------------

Publishing - Newspapers (0.21%)
Journal Register Co (a)                                            76,700                                                 245
Lee Enterprises Inc (a)                                            32,500                                                 572
                                                                                                        ----------------------
                                                                                                                          817
                                                                                                        ----------------------
Racetracks (0.07%)
Churchill Downs Inc (a)                                             3,500                                                 163
Dover Motorsports Inc                                              19,336                                                 112
                                                                                                        ----------------------
                                                                                                                          275
                                                                                                        ----------------------
Radio (1.00%)
Beasley Broadcasting Group Inc                                      6,250                                                  54
Citadel Broadcasting Corp (a)                                     140,166                                                 704
Cox Radio Inc (a)(b)                                               28,900                                                 374
Cumulus Media Inc (a)(b)                                           82,210                                                 868
Emmis Communications Corp (a)                                      27,200                                                 200
Entercom Communications Corp (a)                                   32,800                                                 741
Radio One Inc - Class D (a)(b)                                     91,880                                                 559
Regent Communications Inc (b)                                       8,500                                                  30
Saga Communications Inc (b)                                        15,300                                                 112
Salem Communications Corp (b)                                      11,200                                                  95
Spanish Broadcasting System Inc (b)                                31,048                                                  99
                                                                                                        ----------------------
                                                                                                                        3,836
                                                                                                        ----------------------
Real Estate Management & Services (0.04%)
Tarragon Corp (a)(b)                                               21,400                                                  87
United Capital Corp (b)                                             1,900                                                  53
ZipRealty Inc (a)(b)                                                1,200                                                   9
                                                                                                        ----------------------
                                                                                                                          149
                                                                                                        ----------------------
Real Estate Operator & Developer (0.17%)
Avatar Holdings Inc (a)(b)                                          6,700                                                 435
California Coastal Communities Inc (a)(b)                          10,800                                                 192

Real Estate Operator & Developer
Stratus Properties Inc (a)(b)                                         600                                                  18
                                                                                                        ----------------------
                                                                                                                          645
                                                                                                        ----------------------
Recreational Vehicles (0.03%)
Arctic Cat Inc (a)                                                  6,100                                                 111
                                                                                                        ----------------------

Recycling (0.03%)
Metal Management Inc                                                3,100                                                 130
                                                                                                        ----------------------

Rental - Auto & Equipment (1.08%)
Aaron Rents Inc                                                    65,725                                               1,520
Dollar Thrifty Automotive Group (b)                                29,626                                               1,094
Electro Rent Corp (a)                                              19,800                                                 268
Mcgrath Rentcorp (a)                                               42,350                                               1,267
                                                                                                        ----------------------
                                                                                                                        4,149
                                                                                                        ----------------------
Research & Development (0.29%)
Albany Molecular Research Inc (a)(b)                               49,011                                                 721
PharmaNet Development Group Inc (a)(b)                             14,500                                                 406
                                                                                                        ----------------------
                                                                                                                        1,127
                                                                                                        ----------------------
Resorts & Theme Parks (0.31%)
Bluegreen Corp (b)                                                 33,200                                                 281
Great Wolf Resorts Inc (a)(b)                                      16,000                                                 212
ILX Resorts Inc                                                     5,800                                                  72
Silverleaf Resorts Inc (b)                                         19,929                                                 121
Six Flags Inc (a)(b)                                              137,700                                                 525
                                                                                                        ----------------------
                                                                                                                        1,211
                                                                                                        ----------------------
Respiratory Products (0.01%)
Allied Healthcare Products (b)                                      6,400                                                  41
Rotech Healthcare Inc (a)(b)                                        8,800                                                  11
                                                                                                        ----------------------
                                                                                                                           52
                                                                                                        ----------------------
Retail - Apparel & Shoe (1.16%)
Charming Shoppes Inc (a)(b)                                       106,582                                               1,053
Finish Line                                                        34,900                                                 236
Men's Wearhouse Inc                                                32,950                                               1,628
Shoe Carnival Inc (b)                                                  13                                                   -
Stage Stores Inc (a)                                               79,137                                               1,412
Syms Corp                                                           6,300                                                  93
Wilsons The Leather Experts (b)                                    28,200                                                  58
                                                                                                        ----------------------
                                                                                                                        4,480
                                                                                                        ----------------------
Retail - Arts & Crafts (0.03%)
AC Moore Arts & Crafts Inc (a)(b)                                   6,248                                                 113
                                                                                                        ----------------------

Retail - Auto Parts (0.39%)
Coast Distribution System/CA                                        2,900                                                  19
PEP Boys-Manny Moe & Jack (a)                                      86,700                                               1,468
                                                                                                        ----------------------
                                                                                                                        1,487
                                                                                                        ----------------------
Retail - Automobile (1.26%)
America's Car-Mart Inc (a)(b)                                       5,800                                                  75
Asbury Automotive Group Inc                                        29,900                                                 661
Group 1 Automotive Inc (a)                                         18,400                                                 690
Lithia Motors Inc                                                  19,852                                                 409
Penske Auto Group Inc                                              73,720                                               1,436
Rush Enterprises Inc (b)                                           18,200                                                 509
Sonic Automotive Inc                                               38,776                                               1,063
                                                                                                        ----------------------
                                                                                                                        4,843
                                                                                                        ----------------------

Retail - Bookstore (0.17%)
Borders Group Inc (a)                                              39,700                                                 650
                                                                                                        ----------------------

Retail - Computer Equipment (0.47%)
GTSI Corp (b)                                                       7,478                                                  98
Insight Enterprises Inc (b)                                        55,159                                               1,245
PC Connection Inc (a)(b)                                           33,502                                                 450
                                                                                                        ----------------------
                                                                                                                        1,793
                                                                                                        ----------------------
Retail - Consumer Electronics (0.00%)
Rex Stores Corp (b)                                                   400                                                   8
Tweeter Home Entertainment Group Inc (b)                           16,350                                                   1
                                                                                                        ----------------------
                                                                                                                            9
                                                                                                        ----------------------
Retail - Discount (0.43%)
99 Cents Only Stores (a)(b)                                        43,400                                                 528
Big Lots Inc (b)                                                   18,171                                                 470
Duckwall-ALCO Stores Inc (b)                                        6,600                                                 261
Fred's Inc                                                         34,000                                                 404
                                                                                                        ----------------------
                                                                                                                        1,663
                                                                                                        ----------------------
Retail - Drug Store (0.01%)
Allion Healthcare Inc (b)                                           3,500                                                  21
                                                                                                        ----------------------

Retail - Fabric Store (0.19%)
Jo-Ann Stores Inc (a)(b)                                           30,697                                                 731
                                                                                                        ----------------------

Retail - Hair Salons (0.26%)
Regis Corp                                                         29,070                                               1,013
                                                                                                        ----------------------

Retail - Home Furnishings (0.21%)
Bombay Co Inc/The (a)(b)                                            8,100                                                   3
Cost Plus Inc (a)(b)                                               12,100                                                  86
Haverty Furniture Cos Inc (a)                                      15,600                                                 174
Kirkland's Inc (a)(b)                                              25,598                                                  56
Pier 1 Imports Inc (a)                                             72,800                                                 475
                                                                                                        ----------------------
                                                                                                                          794
                                                                                                        ----------------------
Retail - Jewelry (0.27%)
Finlay Enterprises Inc (a)(b)                                      13,910                                                  69
Lazare Kaplan International Inc (a)(b)                             12,200                                                  96
Zale Corp (a)(b)                                                   40,600                                                 862
                                                                                                        ----------------------
                                                                                                                        1,027
                                                                                                        ----------------------
Retail - Leisure Products (0.24%)
MarineMax Inc (a)(b)                                               21,700                                                 406
West Marine Inc (a)(b)                                             34,140                                                 535
                                                                                                        ----------------------
                                                                                                                          941
                                                                                                        ----------------------
Retail - Mail Order (0.04%)
Sharper Image Corp (a)(b)                                          19,496                                                 159
                                                                                                        ----------------------

Retail - Miscellaneous/Diversified (0.01%)
Hastings Entertainment Inc (b)                                      1,300                                                  10
Pricesmart Inc (a)                                                    551                                                  12
                                                                                                        ----------------------
                                                                                                                           22
                                                                                                        ----------------------
Retail - Music Store (0.00%)
Trans World Entertainment (b)                                       1,700                                                   8
                                                                                                        ----------------------

Retail - Office Supplies (0.17%)
School Specialty Inc (a)(b)                                        18,515                                                 638
                                                                                                        ----------------------


Retail - Pawn Shops (0.33%)
First Cash Financial Services Inc (b)                              58,425                                               1,273
                                                                                                        ----------------------

Retail - Regional Department Store (0.03%)
Gottschalks Inc (a)(b)                                             17,026                                                 135
                                                                                                        ----------------------

Retail - Restaurants (1.23%)
AFC Enterprises (a)(b)                                             58,475                                                 916
Bob Evans Farms Inc                                                44,729                                               1,452
Buca Inc (b)                                                       15,856                                                  53
Champps Entertainment Inc (b)                                       8,575                                                  46
Frisch's Restaurants Inc                                              800                                                  24
J Alexander's Corp                                                  5,300                                                  63
Landry's Restaurants Inc (a)                                        4,900                                                 130
Luby's Inc (b)                                                     21,400                                                 214
O'Charleys Inc                                                     19,900                                                 353
Smith & Wollensky Restaurant Group Inc (b)                         16,790                                                 178
Steak N Shake Co/The (a)(b)                                        19,600                                                 294
Triarc Cos Inc                                                     71,050                                               1,017
                                                                                                        ----------------------
                                                                                                                        4,740
                                                                                                        ----------------------
Retail - Sporting Goods (0.06%)
Gander Mountain Co (a)(b)                                          14,100                                                 145
Sport Chalet Inc - A Shares (b)                                     5,700                                                  62
Sport Chalet Inc - B Shares (b)                                       800                                                   8
                                                                                                        ----------------------
                                                                                                                          215
                                                                                                        ----------------------
Retail - Video Rental (0.20%)
Blockbuster Inc (a)(b)                                            152,938                                                 656
Blockbuster Inc (b)                                                27,400                                                 108
                                                                                                        ----------------------
                                                                                                                          764
                                                                                                        ----------------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (b)                                           100                                                   -
                                                                                                        ----------------------

Retirement & Aged Care (0.01%)
Capital Senior Living Corp (a)(b)                                   2,949                                                  26
                                                                                                        ----------------------

Rubber - Tires (0.45%)
Cooper Tire & Rubber Co (a)                                        75,398                                               1,733
                                                                                                        ----------------------

Satellite Telecommunications (0.11%)
Loral Space & Communications Inc (a)(b)                            10,400                                                 430
                                                                                                        ----------------------

Savings & Loans - Thrifts (3.72%)
Ameriana Bancorp                                                    3,000                                                  29
American Bancorp of New Jersey                                     10,792                                                 116
BankAtlantic Bancorp Inc (a)                                       46,900                                                 411
BankFinancial Corp (a)                                              4,155                                                  57
BankUnited Financial Corp (a)                                      29,948                                                 504
Berkshire Hills Bancorp Inc (a)                                     6,800                                                 178
BFC Financial Corp (b)                                                500                                                   2
BofI Holding Inc (b)                                                  900                                                   7
Brookline Bancorp Inc                                              62,200                                                 639
Camco Financial Corp                                                9,800                                                 126
CFS Bancorp Inc                                                    14,117                                                 204
Citizens Community Bancorp Inc                                      2,400                                                  22
Citizens First Bancorp Inc                                          6,200                                                 116
Citizens South Banking Corp                                        12,700                                                 160
Cooperative Bankshares Inc                                            250                                                   4
Dime Community Bancshares                                          18,700                                                 209
Savings & Loans - Thrifts
Downey Financial Corp                                              11,400                                                 606
First Defiance Financial Corp                                       7,600                                                 200
First Federal Bancshares of Arkansas Inc                              500                                                  11
First Keystone Financial Inc (b)                                      100                                                   1
First Niagara Financial Group Inc                                  91,800                                               1,181
First Pactrust Bancorp Inc                                            200                                                   4
First Place Financial Corp/OH                                      21,794                                                 344
FirstFed Financial Corp (a)(b)                                     18,600                                                 841
Flagstar Bancorp Inc (a)                                           52,700                                                 564
Flushing Financial Corp                                            17,736                                                 265
Franklin Bank Corp/Houston TX (a)(b)                               21,377                                                 229
Great Lakes Bancorp Inc (a)(b)                                     11,580                                                 143
HF Financial Corp                                                   7,260                                                 124
HMN Financial Inc                                                     200                                                   7
KNBT Bancorp Inc                                                   28,600                                                 376
Legacy Bancorp Inc/MA                                               7,400                                                  98
LSB Corp                                                            5,300                                                  86
MAF Bancorp Inc                                                    33,687                                               1,769
MASSBANK Corp                                                       1,367                                                  47
Meta Financial Group Inc                                            3,600                                                 150
MFB Corp                                                              600                                                  21
NewAlliance Bancshares Inc (a)                                     47,600                                                 643
Northeast Community Bancorp Inc (b)                                 2,900                                                  28
Pacific Premier Bancorp Inc (b)                                    10,200                                                 107
Parkvale Financial Corp                                             3,700                                                 110
Partners Trust Financial Group Inc (a)                             56,565                                                 677
Provident Financial Holdings Inc                                    5,800                                                 112
Provident Financial Services Inc                                   79,900                                               1,127
Provident New York Bancorp                                         34,990                                                 477
Rainier Pacific Financial Group Inc                                 4,800                                                  72
Riverview Bancorp Inc                                              15,000                                                 212
Rome Bancorp Inc                                                    6,900                                                  82
Synergy Financial Group Inc                                         5,727                                                  72
TF Financial Corp                                                   1,300                                                  37
TierOne Corp                                                        1,791                                                  42
Timberland Bancorp Inc/WA                                          17,220                                                 282
United Community Financial Corp/OH                                 27,260                                                 194
United Financial Bancorp Inc                                          800                                                  10
United Western Bancorp Inc (a)                                      1,600                                                  38
Willow Financial Bancorp Inc (a)                                   12,530                                                 146
                                                                                                        ----------------------
                                                                                                                       14,319
                                                                                                        ----------------------
Semiconductor Component - Integrated Circuits (0.57%)
Catalyst Semiconductor Inc (b)                                     14,400                                                  69
Exar Corp (b)                                                      31,445                                                 444
Genesis Microchip Inc (a)(b)                                       11,000                                                  95
Hifn Inc (b)                                                       15,900                                                 132
Pericom Semiconductor Corp (a)(b)                                  32,520                                                 347
Sigmatel Inc (b)                                                   10,600                                                  35
Sipex Corp (a)(b)                                                   1,200                                                  11
Standard Microsystems Corp (b)                                     15,055                                                 503
TriQuint Semiconductor Inc (a)(b)                                 128,970                                                 570
                                                                                                        ----------------------
                                                                                                                        2,206
                                                                                                        ----------------------
Semiconductor Equipment (2.42%)
Aetrium Inc (b)                                                     1,400                                                   6
ATMI Inc (a)(b)                                                    34,800                                               1,009
Aviza Technology Inc (b)                                            4,400                                                  20
Axcelis Technologies Inc (b)                                       84,476                                                 469
Brooks Automation Inc (a)(b)                                      136,511                                               2,399

Semiconductor Equipment
Cohu Inc                                                           18,600                                                 372
Credence Systems Corp (b)                                         126,709                                                 450
Electroglas Inc (b)                                                33,359                                                  80
Entegris Inc (a)(b)                                               168,951                                               1,821
FSI International Inc (b)                                          25,214                                                  72
Intest Corp (b)                                                     7,190                                                  29
MKS Instruments Inc (b)                                            71,616                                               1,626
Nanometrics Inc (a)(b)                                             22,700                                                 146
Photronics Inc (a)(b)                                              29,900                                                 419
Rudolph Technologies Inc (a)(b)                                    24,185                                                 378
                                                                                                        ----------------------
                                                                                                                        9,296
                                                                                                        ----------------------
Shipbuilding (0.04%)
Todd Shipyards Corp (a)                                             6,400                                                 140
                                                                                                        ----------------------

Software Tools (0.12%)
Borland Software Corp (a)(b)                                       84,326                                                 448
                                                                                                        ----------------------

Steel - Producers (0.66%)
Friedman Industries                                                 3,100                                                  28
Olympic Steel Inc (a)                                               4,200                                                 110
Ryerson Inc (a)                                                    37,923                                               1,217
Schnitzer Steel Industries Inc                                     17,700                                                 959
Shiloh Industries Inc (a)                                          20,153                                                 241
                                                                                                        ----------------------
                                                                                                                        2,555
                                                                                                        ----------------------
Steel - Specialty (0.03%)
Material Sciences Corp (b)                                         11,100                                                 122
                                                                                                        ----------------------

Steel Pipe & Tube (0.03%)
Northwest Pipe Co (a)(b)                                            3,200                                                 108
                                                                                                        ----------------------

Sugar (0.07%)
Imperial Sugar Co (a)                                              10,663                                                 287
                                                                                                        ----------------------

Telecommunication Equipment (1.53%)
Anaren Inc (a)(b)                                                   3,480                                                  60
Andrew Corp (b)                                                    97,380                                               1,369
Applied Signal Technology Inc                                         600                                                   9
Arris Group Inc (b)                                                80,700                                               1,196
Channell Commercial Corp (b)                                        1,300                                                   7
CommScope Inc (a)(b)                                               38,650                                               2,104
Communications Systems Inc                                          7,600                                                  77
Ditech Networks Inc (a)(b)                                         28,500                                                 213
Preformed Line Products Co (a)                                      1,750                                                  83
Symmetricom Inc (a)(b)                                             36,500                                                 272
Tollgrade Communications Inc (b)                                   21,400                                                 221
Utstarcom Inc (a)(b)                                               34,000                                                 109
Westell Technologies Inc (b)                                       42,000                                                 108
Wireless Telecom Group Inc (b)                                     20,000                                                  54
XETA Technologies Inc (b)                                           8,425                                                  25
                                                                                                        ----------------------
                                                                                                                        5,907
                                                                                                        ----------------------
Telecommunication Equipment - Fiber Optics (0.52%)
APA Enterprises Inc (b)                                             2,500                                                   3
MRV Communications Inc (a)(b)                                      13,600                                                  36
Oplink Communications Inc (b)                                       2,300                                                  37
Optical Cable Corp (b)                                              6,217                                                  31
Optical Communication Products Inc (b)                             31,600                                                  51

Telecommunication Equipment - Fiber Optics
Sycamore Networks Inc (b)                                         442,237                                               1,840
                                                                                                        ----------------------
                                                                                                                        1,998
                                                                                                        ----------------------
Telecommunication Services (0.30%)
LCC International Inc (b)                                          38,184                                                 165
NEON Communications Group Inc (b)                                  62,400                                                 309
RCN Corp                                                           37,800                                                 674
                                                                                                        ----------------------
                                                                                                                        1,148
                                                                                                        ----------------------
Telephone - Integrated (0.65%)
CT Communications Inc                                               9,439                                                 289
D&E Communications Inc                                             12,107                                                 191
IDT Corp - Class B                                                140,500                                               1,402
IDT Corp                                                            3,300                                                  33
Level 3 Communications Inc (a)(b)                                     410                                                   2
SureWest Communications (a)                                        21,136                                                 571
                                                                                                        ----------------------
                                                                                                                        2,488
                                                                                                        ----------------------
Television (0.16%)
Acme Communications Inc                                            13,378                                                  53
Lin TV Corp (a)(b)                                                 36,318                                                 550
                                                                                                        ----------------------
                                                                                                                          603
                                                                                                        ----------------------
Textile - Apparel (0.19%)
Perry Ellis International Inc (a)(b)                               20,499                                                 615
Talon International Inc (b)                                         3,300                                                   3
Unifi Inc (b)                                                      49,000                                                 112
                                                                                                        ----------------------
                                                                                                                          730
                                                                                                        ----------------------
Textile - Home Furnishings (0.00%)
Decorator Industries Inc                                            1,300                                                   9
Quaker Fabric Corp (a)(b)                                          11,600                                                   1
                                                                                                        ----------------------
                                                                                                                           10
                                                                                                        ----------------------
Textile - Products (0.06%)
Culp Inc (b)                                                        9,174                                                 111
Dixie Group Inc (b)                                                 9,400                                                 103
                                                                                                        ----------------------
                                                                                                                          214
                                                                                                        ----------------------
Theaters (0.05%)
Carmike Cinemas Inc (a)                                            10,500                                                 192
                                                                                                        ----------------------

Therapeutics (0.15%)
Neurocrine Biosciences Inc (a)(b)                                  31,500                                                 320
Neurogen Corp (a)(b)                                                   96                                                   -
Pharmacyclics Inc (a)(b)                                            3,500                                                   8
Renovis Inc (b)                                                    15,370                                                  52
Theragenics Corp (b)                                               46,600                                                 184
Threshold Pharmaceuticals Inc (b)                                   1,000                                                   1
                                                                                                        ----------------------
                                                                                                                          565
                                                                                                        ----------------------
Tobacco (0.48%)
Universal Corp/Richmond VA                                         33,784                                               1,865
                                                                                                        ----------------------

Tools - Hand Held (0.00%)
QEP Co Inc (b)                                                        400                                                   4
                                                                                                        ----------------------

Toys (0.24%)
Jakks Pacific Inc (a)(b)                                           38,204                                                 906
                                                                                                        ----------------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (b)                                              1,300                                                   4
                                                                                                        ----------------------


Transport - Equipment & Leasing (0.08%)
Amerco Inc (a)(b)                                                   3,600                                                 230
Willis Lease Finance Corp (b)                                       5,400                                                  68
                                                                                                        ----------------------
                                                                                                                          298
                                                                                                        ----------------------
Transport - Marine (0.27%)
Arlington Tankers Ltd (a)                                          32,800                                                 884
International Shipholding Corp (a)(b)                               7,649                                                 162
                                                                                                        ----------------------
                                                                                                                        1,046
                                                                                                        ----------------------
Transport - Rail (0.02%)
Providence and Worcester Railroad Co                                3,600                                                  67
                                                                                                        ----------------------

Transport - Services (0.44%)
Bristow Group Inc (a)(b)                                           29,481                                               1,399
PHI Inc (a)(b)                                                      9,400                                                 282
                                                                                                        ----------------------
                                                                                                                        1,681
                                                                                                        ----------------------
Transport - Truck (0.96%)
Arkansas Best Corp                                                 17,600                                                 634
Covenant Transportation Group Inc (b)                                 600                                                   5
Forward Air Corp (a)                                               28,600                                                 975
Frozen Food Express Industries (a)                                 26,000                                                 213
Marten Transport Ltd (b)                                           17,850                                                 267
PAM Transportation Services (a)(b)                                 12,885                                                 240
Saia Inc (b)                                                        6,489                                                 131
USA Truck Inc (b)                                                   2,693                                                  48
Werner Enterprises Inc (a)                                         61,000                                               1,186
                                                                                                        ----------------------
                                                                                                                        3,699
                                                                                                        ----------------------
Travel Services (0.00%)
Ambassadors International Inc (a)                                     549                                                  15
                                                                                                        ----------------------

Vitamins & Nutrition Products (0.04%)
Natrol Inc (b)                                                     10,500                                                  40
Natural Alternatives International Inc (b)                          3,300                                                  24
Natural Health Trends Corp (b)                                      4,700                                                  20
Omega Protein Corp (b)                                              6,000                                                  53
                                                                                                        ----------------------
                                                                                                                          137
                                                                                                        ----------------------
Water (0.28%)
Connecticut Water Service Inc                                       6,472                                                 158
Middlesex Water Co                                                  2,141                                                  42
Pico Holdings Inc (a)(b)                                           21,700                                                 893
                                                                                                        ----------------------
                                                                                                                        1,093
                                                                                                        ----------------------
Web Hosting & Design (0.03%)
Web.com Inc (b)                                                    16,808                                                 109
                                                                                                        ----------------------

Wire & Cable Products (0.71%)
General Cable Corp (a)(b)                                          34,575                                               2,749
                                                                                                        ----------------------

Wireless Equipment (0.32%)
CalAmp Corp (b)                                                    31,303                                                 144
Carrier Access Corp (a)(b)                                         12,600                                                  61
EFJ Inc (b)                                                        13,300                                                  72
EMS Technologies Inc (a)(b)                                        12,600                                                 277
EndWave Corp (a)(b)                                                 9,500                                                  89
Powerwave Technologies Inc (a)(b)                                  67,785                                                 443
RF Micro Devices Inc (a)(b)                                         1,600                                                  11
Telular Corp (b)                                                   10,000                                                  62

Wireless Equipment
Wireless Facilities Inc (b)                                        35,400                                                  79
                                                                                                        ----------------------
                                                                                                                        1,238
                                                                                                        ----------------------
TOTAL COMMON STOCKS                                                                                  $                382,370
                                                                                                        ----------------------
MONEY MARKET FUNDS (33.90%)
Money Center Banks (33.90%)
BNY Institutional Cash Reserve Fund (e)                           130,455                                             130,455
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $                130,455
                                                                                                        ----------------------
Total Investments                                                                                    $                512,825
Liabilities in Excess of Other Assets, Net - (33.26)%                                                               (127,993)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $                384,832
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(d)  Security is Illiquid
(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                 $                 41,994
Unrealized Depreciation                                                                                                 (38,007)
                                                                                                           ----------------------
Net Unrealized Appreciation (Depreciation)                                                                                 3,987
Cost for federal income tax purposes                                                                                     508,838
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------------------------- ---------------------------- ----------------------
Sector                                                                                                                   Percent
----------------------------------------------------------------------------- ---------------------------- ----------------------
Financial                                                                                                                 54.67%
Consumer, Cyclical                                                                                                        16.56%
Industrial                                                                                                                15.50%
Consumer, Non-cyclical                                                                                                    13.11%
Technology                                                                                                                10.48%
Communications                                                                                                             9.37%
Energy                                                                                                                     6.81%
Basic Materials                                                                                                            5.23%
Utilities                                                                                                                  1.36%
Diversified                                                                                                                0.17%
Liabilities in Excess of Other Assets, Net                                                                             (-33.26%)
                                                                                                           ----------------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                           ======================

Schedule of Investments

July 31, 2007 (unaudited)
Preferred Securities Fund

                                                                 Shares                                     Value (000's)
                                                                   Held
PREFERRED STOCKS (59.56%)
Building - Residential & Commercial (0.36%)
Pulte Homes Inc                                                   112,100                             $                 2,542
                                                                                                         ---------------------

Cable TV (1.50%)
Comcast Corp - 7.00%; Series B                                    128,300                                               3,174
Comcast Corp - 7.00%                                              302,745                                               7,538
                                                                                                         ---------------------
                                                                                                                       10,712
                                                                                                         ---------------------
Commercial Banks (3.63%)
ASBC Capital I                                                     20,100                                                 506
Banco Santander Central Hispano SA                                186,526                                               4,389
BancorpSouth Capital Trust I                                       51,500                                               1,295
Banesto Holdings (a)                                               11,700                                                 351
Citizens Funding Trust I                                          137,700                                               3,381
Compass Capital III                                                67,300                                               1,682
HSBC Holdings PLC                                                 106,818                                               2,482
Provident Financial Group Inc                                      48,300                                               1,244
Royal Bank of Scotland Group PLC - Series L                        60,000                                               1,307
Royal Bank of Scotland Group PLC - Series N                       151,732                                               3,602
Royal Bank of Scotland Group PLC - Series P                         2,000                                                  47
Royal Bank of Scotland Group PLC - Series Q (b)                   224,400                                               5,623
                                                                                                         ---------------------
                                                                                                                       25,909
                                                                                                         ---------------------
Diversified Financial Services (2.65%)
Citigroup Capital VII                                              53,500                                               1,346
Citigroup Capital VIII                                            185,830                                               4,612
Citigroup Capital XI                                               86,800                                               1,936
Citigroup Capital XIV                                               5,800                                                 144
General Electric Capital Corp  5.875%                              47,498                                               1,117
General Electric Capital Corp  6.000%                             311,200                                               7,189
General Electric Capital Corp  6.050% (b)                         100,000                                               2,361
General Electric Capital Corp  6.100%                               9,600                                                 230
                                                                                                         ---------------------
                                                                                                                       18,935
                                                                                                         ---------------------
Electric - Integrated (3.42%)
Alabama Power Co Series 07-B                                      210,922                                               4,851
Alabama Power Co Series II                                        369,600                                               8,634
Alabama Power Co Series JJ                                         13,100                                                 328
Dte Energy Trust I                                                 18,800                                                 471
Entergy Louisiana LLC                                              57,400                                               1,444
Entergy Mississippi Inc 6.00%                                       5,800                                                 139
Entergy Mississippi Inc 7.25%                                      44,000                                               1,111
Georgia Power Capital Trust VII                                     4,200                                                  93
Georgia Power Co  5.70%                                            10,900                                                 254
Georgia Power Co  5.75%                                            12,100                                                 274
Georgia Power Co  5.90%                                            64,200                                               1,483
Georgia Power Co  6.00% - Series R                                  6,100                                                 143
Gulf Power Co                                                       3,800                                                  86
Mississippi Power Co                                               31,400                                                 726
Northern States Power-Minnesota                                     6,200                                                 156
PPL Energy Supply LLC                                             155,700                                               3,903
Southern Co Capital Trust VI                                        3,000                                                  75
Virginia Power Capital Trust II                                     9,900                                                 247
                                                                                                         ---------------------
                                                                                                                       24,418
                                                                                                         ---------------------
Fiduciary Banks (0.31%)
BNY Capital V                                                      97,200                                               2,218
                                                                                                         ---------------------

Finance - Consumer Loans (0.56%)
HSBC Finance Corp  6.875%                                         131,069                                               3,235
SLM Corp                                                           42,013                                                 758
                                                                                                         ---------------------
                                                                                                                        3,993
                                                                                                         ---------------------
Finance - Credit Card (0.32%)
Capital One Capital II                                             91,500                                               2,267
                                                                                                         ---------------------

Finance - Investment Banker & Broker (3.08%)
JP Morgan Chase Capital XI                                         27,100                                                 596
Lehman Brothers Holdings Capital Trust III                        127,228                                               2,977
Lehman Brothers Holdings Capital Trust IV                          28,000                                                 634
Lehman Brothers Holdings Capital Trust VI                          41,857                                                 959
Lehman Brothers Holdings Inc                                       58,500                                               1,474
Merrill Lynch Preferred Capital Trust III                          67,100                                               1,671
Merrill Lynch Preferred Capital Trust IV                           88,400                                               2,221
Merrill Lynch Preferred Capital Trust V                           134,694                                               3,377
Morgan Stanley Capital Trust III                                    3,600                                                  82
Morgan Stanley Capital Trust IV                                    29,100                                                 654
Morgan Stanley Capital Trust V                                     32,900                                                 707
Morgan Stanley Capital Trust VI                                   227,100                                               5,398
Morgan Stanley Capital Trust VII                                   51,400                                               1,216
                                                                                                         ---------------------
                                                                                                                       21,966
                                                                                                         ---------------------
Finance - Mortgage Loan/Banker (2.06%)
Countrywide Capital 7.00%                                         406,852                                               8,483
Countrywide Financial Corp                                        310,100                                               6,233
                                                                                                         ---------------------
                                                                                                                       14,716
                                                                                                         ---------------------
Finance - Other Services (1.07%)
ABN AMRO Capital Funding Trust V                                  165,400                                               3,690
ABN AMRO Capital Funding Trust VII                                161,000                                               3,690
National Rural Utilities Cooperative Finance Corp  5.950%           7,100                                                 151
National Rural Utilities Cooperative Finance Corp  6.100%           4,300                                                  92
                                                                                                         ---------------------
                                                                                                                        7,623
                                                                                                         ---------------------
Financial Guarantee Insurance (0.57%)
AMBAC Financial Group Inc  5.875%                                  55,500                                               1,220
AMBAC Financial Group Inc  5.950%                                  63,100                                               1,390
Financial Security Assurance Holdings Ltd  6.250%                  65,325                                               1,482
                                                                                                         ---------------------
                                                                                                                        4,092
                                                                                                         ---------------------
Investment Companies (0.25%)
Allied Capital Corp                                                79,608                                               1,783
                                                                                                         ---------------------

Investment Management & Advisory Services (2.20%)
Deutsche Bank Contingent Capital Trust (c)                        643,400                                              15,699
                                                                                                         ---------------------

Life & Health Insurance (3.24%)
Delphi Financial Group Inc - 7.376%                               244,700                                               5,286
Delphi Financial Group Inc - 8.000%                                41,400                                               1,042
Lincoln National Capital VI                                       124,437                                               3,061
PLC Capital Trust III (c)                                           2,000                                                  50
PLC Capital Trust IV                                               33,900                                                 847
PLC Capital Trust V                                                15,900                                                 340
Protective Life Corp                                              397,600                                               9,936
Prudential PLC  6.50%                                               9,917                                                 243
Prudential PLC  6.75%                                              91,800                                               2,245

Life & Health Insurance
Torchmark Capital Trust III (c)                                     1,300                                                  32
                                                                                                         ---------------------
                                                                                                                       23,082
                                                                                                         ---------------------
Money Center Banks (2.32%)
JPMChase Capital XVI                                                1,100                                                  25
S Finance (c)                                                     396,512                                              10,037
Santander Finance Preferred SA Uniperso 6.50% (a)                 259,600                                               6,498
                                                                                                         ---------------------
                                                                                                                       16,560
                                                                                                         ---------------------
Multi-Line Insurance (4.02%)
ACE Ltd                                                           297,050                                               7,563
Aegon NV  6.375%                                                  386,565                                               9,177
American International Group Inc (b)(c)                           137,100                                               3,366
ING Groep NV 7.05%                                                206,238                                               5,172
ING Groep NV 7.20%                                                 73,300                                               1,851
Metlife Inc  5.875%                                                 2,000                                                  44
Metlife Inc  6.500%                                                10,000                                                 250
XL Capital Ltd  7.625%                                             50,500                                               1,263
                                                                                                         ---------------------
                                                                                                                       28,686
                                                                                                         ---------------------
Multimedia (0.62%)
Viacom Inc (b)                                                    190,600                                               4,458
                                                                                                         ---------------------

Oil Company - Exploration & Production (0.25%)
Nexen Inc                                                          71,100                                               1,785
                                                                                                         ---------------------

Property & Casualty Insurance (2.06%)
Arch Capital Group Ltd  7.875%                                     18,800                                                 484
Arch Capital Group Ltd  8.000%                                    212,000                                               5,574
Berkley W R Capital Trust                                         207,300                                               4,923
Markel Corp                                                       148,600                                               3,731
                                                                                                         ---------------------
                                                                                                                       14,712
                                                                                                         ---------------------
Regional Banks (9.78%)
BAC Capital Trust I                                                57,200                                               1,424
BAC Capital Trust II                                              100,000                                               2,474
BAC Capital Trust III                                              10,200                                                 253
BAC Capital Trust VIII                                             18,400                                                 414
BAC Capital Trust X                                               280,700                                               6,414
BAC Capital Trust XII                                             210,500                                               5,201
Bank One Capital VI                                                43,500                                               1,094
Fleet Capital Trust VIII                                           16,600                                                 413
KeyCorp Capital IX                                                 42,300                                               1,014
KeyCorp Capital VIII                                              281,200                                               7,044
National City Capital Trust II                                    439,900                                              10,276
PNC Capital Trust D                                               119,000                                               2,688
Union Planter Preferred Funding Corp (a)(c)                            10                                               1,092
USB Capital VI                                                    102,600                                               2,209
USB Capital VII                                                    58,800                                               1,302
USB Capital XI                                                      4,592                                                 110
Wachovia Capital Trust IV                                          35,700                                                 830
Wachovia Capital Trust IX (c)                                     392,200                                               9,068
Wachovia Corp                                                     360,300                                               9,202
Wells Fargo Capital IV                                             97,600                                               2,457
Wells Fargo Capital IX                                             94,900                                               2,059
Wells Fargo Capital VII                                           114,100                                               2,533
Wells Fargo Capital XI (c)                                          8,700                                                 198
                                                                                                         ---------------------
                                                                                                                       69,769
                                                                                                         ---------------------
Reinsurance (2.80%)
Everest Re Capital Trust 6.20%                                    154,819                                               3,282

Reinsurance
Everest Re Capital Trust 7.85%                                    159,600                                               3,982
PartnerRe Ltd - Series C (b)                                      123,300                                               2,960
PartnerRe Ltd - Series D                                          155,066                                               3,567
RenaissanceRe Holdings Ltd - Series B                              39,900                                               1,000
RenaissanceRe Holdings Ltd - Series C                              19,135                                                 398
RenaissanceRe Holdings Ltd - Series D                             207,500                                               4,760
                                                                                                         ---------------------
                                                                                                                       19,949
                                                                                                         ---------------------
REITS - Apartments (0.17%)
AvalonBay Communities Inc                                          17,200                                                 464
BRE Properties Inc - Series B                                       6,800                                                 172
BRE Properties Inc - Series C                                      10,177                                                 239
BRE Properties Inc - Series D                                      12,876                                                 303
                                                                                                         ---------------------
                                                                                                                        1,178
                                                                                                         ---------------------
REITS - Diversified (2.70%)
Duke Realty Corp - Series B (c)                                    10,000                                                 497
Duke Realty Corp - Series L                                        46,100                                               1,067
Duke Realty Corp - Series M                                       250,411                                               6,170
Duke Realty Corp - Series N                                       139,132                                               3,477
PS Business Parks Inc - Series H                                    1,400                                                  33
PS Business Parks Inc - Series I                                   95,400                                               2,205
PS Business Parks Inc - Series K                                  118,600                                               2,977
PS Business Parks Inc - Series L                                    2,400                                                  61
PS Business Parks Inc - Series O                                    2,000                                                  49
PS Business Parks Inc - Series P                                   29,900                                                 660
Vornado Realty Trust - Series F                                    25,448                                                 595
Vornado Realty Trust - Series H                                    21,300                                                 498
Vornado Realty Trust - Series I                                    41,600                                                 946
                                                                                                         ---------------------
                                                                                                                       19,235
                                                                                                         ---------------------
REITS - Office Property (1.31%)
HRPT Properties Trust - Series B                                  102,103                                               2,542
HRPT Properties Trust - Series C                                  279,800                                               6,822
                                                                                                         ---------------------
                                                                                                                        9,364
                                                                                                         ---------------------
REITS - Shopping Centers (1.15%)
Developers Diversified Realty Corp  7.375%                         18,800                                                 462
Developers Diversified Realty Corp  7.500%                          7,700                                                 190
Developers Diversified Realty Corp  8.000%                        128,700                                               3,245
Regency Centers Corp  6.70%                                       133,000                                               3,127
Regency Centers Corp  7.25%                                        37,800                                                 938
Regency Centers Corp  7.45%                                         6,500                                                 161
Weingarten Realty Investors                                         2,800                                                  69
                                                                                                         ---------------------
                                                                                                                        8,192
                                                                                                         ---------------------
REITS - Single Tenant (0.25%)
Realty Income Corp  Series D                                       61,700                                               1,465
Realty Income Corp  Series E                                       13,300                                                 330
                                                                                                         ---------------------
                                                                                                                        1,795
                                                                                                         ---------------------
REITS - Storage (2.21%)
Public Storage Inc  6.450%; Series F                               94,500                                               2,117
Public Storage Inc  6.450%; Seriex X                               70,900                                               1,600
Public Storage Inc  6.600%; Series C                               65,100                                               1,484
Public Storage Inc  6.625%; Series M                               25,800                                                 592
Public Storage Inc  6.750%; Series E                               15,728                                                 368
Public Storage Inc  6.750%; Series L                               89,100                                               2,062
Public Storage Inc  7.125%; Series B                                3,200                                                  79
Public Storage Inc  7.250%; Series I                               55,300                                               1,371
Public Storage Inc  7.250%; Series K                              108,833                                               2,689
Public Storage Inc  7.625%; Series T                               38,100                                                 958

REITS - Storage
Public Storage Inc; 6.850%; Series Y                               98,900                                               2,460
                                                                                                         ---------------------
                                                                                                                       15,780
                                                                                                         ---------------------
REITS - Warehouse & Industrial (2.16%)
AMB Property Corp; Series L                                       172,400                                               4,017
AMB Property Corp; Series M                                        52,800                                               1,230
AMB Property Corp; Series O                                        19,100                                                 468
AMB Property Corp; Series P                                       166,200                                               3,922
First Industrial Realty Trust Inc - Series J                      146,100                                               3,514
Prologis - Series F                                                 1,400                                                  34
Prologis - Series G (b)                                            93,600                                               2,218
                                                                                                         ---------------------
                                                                                                                       15,403
                                                                                                         ---------------------
Sovereign Agency (0.09%)
Tennessee Valley Authority - Series D                              27,000                                                 612
                                                                                                         ---------------------

Special Purpose Entity (0.85%)
Citigroup Capital XVII                                             51,800                                               1,190
Corporate-Backed Trust Certificates - Series BMY                   14,100                                                 330
Corporate-Backed Trust Certificates - Series VZ                    22,200                                                 557
CORTS Trust for AIG                                                 2,000                                                  45
CORTS Trust for Bellsouth Telecommunication                        28,400                                                 674
CORTS Trust for Bristol Meyers Squibb                               2,000                                                  49
CORTS Trust for First Union Institutional Capital I  8.20%          9,000                                                 242
CORTS Trust for Goldman Sachs Capital I                            15,400                                                 338
CORTS Trust for IBM - Series IV                                       700                                                  18
CORTS Trust for IBM - Series VI                                     3,100                                                  74
CORTS Trust for SunAmerica                                          3,500                                                  85
CORTS Trust for Verizon Global Funding  6.250%                      1,300                                                  30
CORTS Trust for Verizon Global Funding  7.375%                     14,300                                                 359
PreferredPlus Trust GSC-3                                          11,000                                                 245
SATURNS - Series CSFB; 6.25%                                       10,500                                                 251
SATURNS - Series CSFB; 7.00%                                       20,400                                                 504
SATURNS - Series GS; 5.750%                                        20,400                                                 437
SATURNS - Series GS4; 6.000%                                        4,600                                                 101
SATURNS - Series GS6; 6.000%                                        9,200                                                 203
Trust Certificates Series 2001-2                                   14,455                                                 361
                                                                                                         ---------------------
                                                                                                                        6,093
                                                                                                         ---------------------
Telecommunication Services (0.32%)
Centaur Funding Corp (a)                                            2,000                                               2,298
                                                                                                         ---------------------

Telephone - Integrated (0.39%)
AT&T Inc 6.375%                                                     6,500                                                 151
Verizon New England Inc                                           104,378                                               2,599
                                                                                                         ---------------------
                                                                                                                        2,750
                                                                                                         ---------------------
Television (0.89%)
CBS Corp  6.75%                                                   124,200                                               2,862
CBS Corp  7.25%                                                   141,400                                               3,511
                                                                                                         ---------------------
                                                                                                                        6,373
                                                                                                         ---------------------
TOTAL PREFERRED STOCKS                                                                                $               424,947
                                                                                                         ---------------------
                                                                 Principal
                                                                 Amount                                     Value (000's)
                                                                 (000's)
BONDS (36.79%)
Commercial Banks (10.62%)
Banponce Trust I
8.33%, 2/ 1/2027                                                    2,000                                               2,086
BNP Paribas
7.20%, 6/25/2037 (a)(b)                                             2,000                                               1,910

Commercial Banks
BNP Paribas (continued)
5.19%, 3/29/2049 (a)(d)                                             3,000                                               2,808
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(d)                                             5,000                                               4,488
Caisse Nationale des Caisses
6.75%, 1/27/2049                                                    1,500                                               1,446
CBA Capital Trust I
5.81%, 12/31/2049 (a)                                               7,000                                               6,893
CBG Florida REIT Corp
7.11%, 2/15/2049 (a)(d)                                             4,000                                               3,970
Centura Capital Trust I
8.85%, 6/ 1/2027 (a)                                                3,000                                               3,137
Credit Agricole SA/London
6.64%, 5/31/2049 (a)(d)                                            11,500                                              10,763
First Empire Capital Trust I
8.23%, 2/ 1/2027                                                    1,500                                               1,563
First Hawaiian Capital I
8.34%, 7/ 1/2027                                                    5,000                                               5,215
HBOS PLC
6.41%, 10/ 1/2035 (a)(b)(d)                                         4,500                                               3,965
North Fork Capital Trust II
8.00%, 12/15/2027                                                   3,450                                               3,606
Northgroup Preferred Capital Corp
6.38%, 1/29/2049 (a)(d)                                             3,500                                               3,431
Popular North America Capital Trust I
6.56%, 9/15/2034                                                    1,000                                                 911
Royal Bank of Scotland Group PLC
7.65%, 8/29/2049                                                    1,200                                               1,323
Shinsei Finance II
7.16%, 7/25/2046 (a)(d)                                             6,200                                               6,219
Standard Chartered PLC
7.01%, 7/29/2049 (a)(b)                                             9,500                                               8,562
Swedbank AB
9.00%, 12/29/2049 (a)(d)                                            2,000                                               2,154
Westpac Capital Trust III
5.82%, 9/30/2013 (a)                                                1,300                                               1,304
                                                                                                         ---------------------
                                                                                                                       75,754
                                                                                                         ---------------------
Finance - Credit Card (0.40%)
Capital One Capital III
7.69%, 8/15/2036 (b)                                                3,000                                               2,870
                                                                                                         ---------------------

Finance - Investment Banker & Broker (0.99%)
Goldman Sachs Group Inc/The
6.35%, 2/15/2034 (b)                                                  500                                                 457
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036                                                    6,900                                               6,613
                                                                                                         ---------------------
                                                                                                                        7,070
                                                                                                         ---------------------
Financial Guarantee Insurance (0.23%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)                                                2,000                                               1,626
                                                                                                         ---------------------

Investment Management & Advisory Services (0.12%)
Dresdner Bank
5.81%, 6/29/2049 (d)                                                1,000                                                 856
                                                                                                         ---------------------


Life & Health Insurance (0.97%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (a)(b)(d)                                          6,000                                               6,069
Nationwide Financial Services
6.75%, 5/15/2037                                                    1,000                                                 871
                                                                                                         ---------------------
                                                                                                                        6,940
                                                                                                         ---------------------
Money Center Banks (5.98%)
ABN Amro North American Holding Capital
6.52%, 11/ 8/2012 (a)(d)                                            9,600                                              10,047
BankAmerica Institutional
8.07%, 12/31/2026 (a)                                                 500                                                 521
BBVA International Preferred SA Unipers
5.92%, 4/18/2047 (a)(d)                                             7,600                                               6,651
BCI US Funding Trust
8.01%, 7/15/2008 (a)                                                2,830                                               2,894
DBS Capital Funding Corp
7.66%, 3/15/2049 (a)                                                1,500                                               1,607
Dresdner Funding Trust I
8.15%, 6/30/2031 (a)                                                4,200                                               4,813
KBC Bank Funding Trust III
9.86%, 11/29/2049 (a)(d)                                            2,700                                               2,945
Lloyds TSB Bank
6.90%, 11/29/2049 (b)                                               3,790                                               3,714
Mizuho Finance Group
8.38%, 1/29/2049                                                    9,000                                               9,490
                                                                                                         ---------------------
                                                                                                                       42,682
                                                                                                         ---------------------
Multi-Line Insurance (5.07%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(d)                                             4,000                                               3,788
6.50%, 5/15/2057                                                    2,000                                               1,846
AXA SA
6.46%, 12/31/2049 (a)(b)(d)                                        12,200                                              10,880
MetLife Inc
6.40%, 12/15/2036 (d)                                               1,100                                                 984
USF&G Capital III
8.31%, 7/ 1/2046 (a)                                                3,000                                               3,511
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (d)                                              17,000                                              15,171
                                                                                                         ---------------------
                                                                                                                       36,180
                                                                                                         ---------------------
Mutual Insurance (0.68%)
Liberty Mutual Group Inc
7.80%, 3/15/2037 (a)                                                2,000                                               1,739
Oil Insurance Ltd
7.56%, 12/29/2049 (a)(d)                                            3,000                                               3,093
                                                                                                         ---------------------
                                                                                                                        4,832
                                                                                                         ---------------------
Property & Casualty Insurance (1.64%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (d)                                                2,270                                               2,104
Progressive Corp/The
6.70%, 6/15/2037                                                   10,000                                               9,586
                                                                                                         ---------------------
                                                                                                                       11,690
                                                                                                         ---------------------
Real Estate Management & Services (0.14%)
Socgen Real Estate Co LLC
7.64%, 12/31/2049 (a)(d)                                            1,000                                               1,003
                                                                                                         ---------------------

Regional Banks (1.64%)
KeyCorp Capital II
6.88%, 3/17/2029                                                    5,000                                               4,944
Regional Banks
PNC Preferred Funding Trust I
6.52%, 12/31/2049 (a)(d)                                            6,700                                               6,757
                                                                                                         ---------------------
                                                                                                                       11,701
                                                                                                         ---------------------
Savings & Loans - Thrifts (1.94%)
Washington Mutual Preferred Funding Cayman
7.25%, 3/29/2049 (a)(b)                                             9,900                                              10,043
Washington Mutual Preferred Funding II
6.67%, 12/15/2046 (a)(b)(d)                                         4,100                                               3,799
                                                                                                         ---------------------
                                                                                                                       13,842
                                                                                                         ---------------------
Special Purpose Banks (0.29%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (a)                                               2,000                                               2,029
                                                                                                         ---------------------

Special Purpose Entity (4.82%)
CA Preferred Trust
7.00%, 10/30/2048                                                   7,300                                               7,122
Capital One Capital IV
6.75%, 2/17/2037                                                    2,000                                               1,737
ILFC E-Capital Trust II
6.25%, 12/21/2065 (a)(d)                                            2,000                                               1,927
JP MORGAN CHASE CAPITAL XX
6.55%, 9/29/2036                                                      850                                                 778
Old Mutual Capital Funding
8.00%, 5/29/2049                                                    3,000                                               3,054
QBE Capital Funding II LP
6.80%, 6/29/2049 (a)(b)(d)(e)                                      21,200                                              19,795
                                                                                                         ---------------------
                                                                                                                       34,413
                                                                                                         ---------------------
Tools - Hand Held (0.92%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (d)                                               7,000                                               6,558
                                                                                                         ---------------------

Transport - Rail (0.34%)
BNSF Funding Trust I
6.61%, 12/15/2055 (d)                                               2,750                                               2,407
                                                                                                         ---------------------
TOTAL BONDS                                                                                           $               262,453
                                                                                                         ---------------------
MONEY MARKET FUNDS (8.33%)
Money Center Banks (8.33%)
BNY Institutional Cash Reserve Fund (f)                            59,408                                              59,408
                                                                                                         ---------------------
TOTAL MONEY MARKET FUNDS                                                                              $                59,408
                                                                                                         ---------------------
Total Investments                                                                                     $               746,808
Liabilities in Excess of Other Assets, Net - (4.68)%                                                                 (33,370)
                                                                                                         ---------------------
TOTAL NET ASSETS - 100.00%                                                                            $               713,438
                                                                                                         =====================
                                                                                                         ---------------------

                                                                                                         =====================

(a)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the value of these  securities  totaled  $169,966 or 23.82% of net assets.
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Non-Income Producing Security
(d) Variable Rate
(e) Security purchased on a when-issued  basis.
(f) Security was purchased with the cash proceeds from
     securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                   $                43,864
Unrealized Depreciation                                                                                  (44,769)
                                                                                             ---------------------
Net Unrealized Appreciation (Depreciation)                                                                  (905)
Cost for federal income tax purposes                                                                      777,947
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------- ----------------------------- ---------------------
Sector                                                                                                    Percent
-------------------------------------------------------------- ----------------------------- ---------------------
Financial                                                                                                  95.58%
Communications                                                                                              3.73%
Utilities                                                                                                   3.42%
Industrial                                                                                                  1.26%
Consumer, Cyclical                                                                                          0.36%
Energy                                                                                                      0.25%
Government                                                                                                  0.08%
Liabilities in Excess of Other Assets, Net                                                               (-4.68%)
                                                                                             ---------------------
TOTAL NET ASSETS                                                                                          100.00%
                                                                                             =====================

Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime 2010 Fund

                                                                         Shares                   Value (000's)
                                                                            Held
INVESTMENT COMPANIES (99.76%)
Principal Investors Fund, Inc. Institutional Class (99.76%)
Bond & Mortgage Securities Fund (a)                                      40,858,252         $               426,560
Disciplined LargeCap Blend Fund (a)                                       8,868,298                         146,682
High Yield Fund (a)                                                       1,573,255                          16,047
High Yield Fund II (a)                                                    2,761,563                          23,197
Inflation Protection Fund (a)                                             5,946,266                          55,954
International Emerging Markets Fund (a)                                   1,255,970                          40,643
International Growth Fund (a)                                             9,922,352                         139,409
LargeCap Growth Fund (a)                                                  7,224,859                          62,062
LargeCap Value Fund (a)                                                   3,143,908                          40,399
Partners International Fund (a)                                           4,654,563                          78,290
Partners LargeCap Blend Fund I (a)                                        7,824,467                          78,088
Partners LargeCap Growth Fund I (a)                                       7,482,064                          65,992
Partners LargeCap Value Fund (a)                                          2,602,677                          40,290
Partners LargeCap Value Fund I (a)                                        2,877,679                          41,065
Partners SmallCap Growth Fund III (a)(b)                                  1,928,010                          23,888
Preferred Securities Fund (a)                                            10,195,197                         103,787
Real Estate Securities Fund (a)                                           3,806,423                          83,970
SmallCap S&P 600 Index Fund (a)                                           2,051,786                          37,753
SmallCap Value Fund (a)                                                   1,236,383                          22,131
Ultra Short Bond Fund (a)                                                 5,669,279                          55,842
                                                                                               ---------------------
                                                                                                          1,582,049
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $             1,582,049
                                                                                               ---------------------
Total Investments                                                                           $             1,582,049
Other Assets in Excess of Liabilities, Net - 0.24%                                                            3,781
                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $             1,585,830
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $               111,802
Unrealized Depreciation                                                                                    (25,894)
                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                   85,908
Cost for federal income tax purposes                                                                      1,496,141
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------ -------            -- ---------------------
Fund Type                                                                                                   Percent
------------------------------------------------------------------------ -------            -- ---------------------
Fixed Income Funds                                                                                           42.97%
Domestic Equity Funds                                                                                        40.50%
International Equity Funds                                                                                   16.29%
Other Assets in Excess of Liabilities, Net                                                                    0.24%
                                                                                               ---------------------
TOTAL NET ASSETS                                                                                            100.00%
                                                                                               =====================

Affiliated Securities

                                              October 31, 2006                              Purchases
                                       -------------------------------            -------------------------------
                                              Shares                        Cost (000)                        Shares
                                       ---------------------           ---------------------           ---------------------
Bond & Mortgage Securities                       32,261,516         $               344,546                      12,493,981
   Fund

Disciplined LargeCap Blend                        6,931,290                          96,472                       2,007,976
   Fund

High Yield Fund                                           -                               -                       1,573,255
High Yield Fund II                                        -                               -                       2,763,892
Inflation Protection Fund                           923,703                           8,853                       5,101,437
International Emerging Markets                      302,245                           7,167                         970,444
   Fund

International Growth Fund                         4,800,501                          48,906                       5,209,599
LargeCap Growth Fund                              5,682,761                          37,726                       1,601,157
LargeCap Value Fund                               2,484,878                          26,998                         682,691
Partners International Fund                         946,594                          14,216                       3,764,620
Partners LargeCap Blend Fund I                    1,100,227                          10,226                       6,832,614
Partners LargeCap Growth                          1,504,561                          12,226                       6,063,707
   Fund I

Partners LargeCap Growth                          3,314,722                          24,890                         146,529
   Fund II

Partners LargeCap Value Fund                      3,382,608                          42,166                         610,665
Partners LargeCap Value Fund I                      596,502                           7,981                       2,316,420
Partners SmallCap Growth                            441,603                           5,422                       1,515,381
   Fund III

Preferred Securities Fund                         9,176,295                          98,483                       2,070,346
Real Estate Securities Fund                       3,410,267                          59,946                       1,007,587
SmallCap S&P 600 Index Fund                       2,094,783                          30,439                         466,769
SmallCap Value Fund                                 312,204                           5,794                         942,568
Ultra Short Bond Fund                             9,186,820                          92,325                       1,195,406
                                                                       ---------------------
                                                                    $               974,782
                                                                       =====================


                                                         Sales                            July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Bond & Mortgage Securities                               $     133,122                       3,897,245        $
   Fund

Disciplined LargeCap Blend                                      33,590                          70,968
   Fund

High Yield Fund                                                 16,414                               -
High Yield Fund II                                              24,357                           2,329
Inflation Protection Fund                                       48,479                          78,874
International Emerging Markets                                  25,566                          16,719
   Fund

International Growth Fund                                       68,691                          87,748
LargeCap Growth Fund                                            13,290                          59,059
LargeCap Value Fund                                              9,064                          23,661
Partners International Fund                                     59,670                          56,651
Partners LargeCap Blend Fund I                                  67,527                         108,374
Partners LargeCap Growth                                        51,300                          86,204
   Fund I

Partners LargeCap Growth                                         1,238                       3,461,251
   Fund II

Partners LargeCap Value Fund                                     9,696                       1,390,596
Partners LargeCap Value Fund I                                  32,610                          35,243
Partners SmallCap Growth                                        18,348                          28,974
   Fund III

Preferred Securities Fund                                       21,971                       1,051,444
Real Estate Securities Fund                                     26,205                         611,431
SmallCap S&P 600 Index Fund                                      8,798                         509,766
SmallCap Value Fund                                             18,048                          18,389
Ultra Short Bond Fund                                           11,960                       4,712,947
                                                            -----------
                                                         $     699,944                                        $
                                                            ===========


                                          Income Distribution from                Realized Gain/Loss             Realized Gain/Loss
                                                                                                                        from
                                         Other Investment Companies                 on Investments                Other Investment
                                                   000's                                000's                        Companies
                                                                                                                       000's
                                       -------------------------------      -------------------------------     --------------------

Bond & Mortgage Securities          $                          15,859    $                             -11   $                     -
   Fund

Disciplined LargeCap Blend                                      1,356                                    1                     2,625
   Fund

High Yield Fund                                                     -                                    -                         -
High Yield Fund II                                                849                                    -                         -
Inflation Protection Fund                                       1,700                                    -                         -
International Emerging Markets                                    822                                    2                       287
   Fund

International Growth Fund                                       3,533                                    8                     4,339
LargeCap Growth Fund                                              328                                    -                       572
LargeCap Value Fund                                               587                                    1                     1,501
Partners International Fund                                     1,173                                    4                     1,387
Partners LargeCap Blend Fund I                                    243                                    2                         -
Partners LargeCap Growth                                          344                                    1                     1,050
   Fund I

Partners LargeCap Growth                                          678                                3,718                       560
   Fund II

Partners LargeCap Value Fund                                      728                                1,682                     1,993
Partners LargeCap Value Fund I                                    230                                    1                       277
Partners SmallCap Growth                                          633                                   -1                       124
   Fund III

Preferred Securities Fund                                       3,997                                    4                         -
Real Estate Securities Fund                                       688                                1,227                     6,698
SmallCap S&P 600 Index Fund                                       616                                  217                     1,743
SmallCap Value Fund                                               311                                    -                       174
Ultra Short Bond Fund                                           2,421                                   67                        12
                                       -------------------------------      -------------------------------     --------------------
                                    $                          37,096    $                           6,923   $                23,342
                                       ===============================      ===============================     ====================

Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime 2020 Fund

                                                                        Shares                   Value (000's)
                                                                           Held
INVESTMENT COMPANIES (99.69%)
Principal Investors Fund, Inc. Institutional Class (99.69%)
Bond & Mortgage Securities Fund (a)                                     58,999,448         $               615,954
Disciplined LargeCap Blend Fund (a)                                     21,048,737                         348,146
High Yield Fund (a)                                                      4,564,622                          46,559
High Yield Fund II (a)                                                   7,126,328                          59,861
International Emerging Markets Fund (a)                                  3,340,592                         108,102
International Growth Fund (a)                                           24,902,008                         349,873
LargeCap Growth Fund (a)                                                17,078,449                         146,704
LargeCap Value Fund (a)                                                  7,509,905                          96,502
Partners International Fund (a)                                         11,044,361                         185,766
Partners LargeCap Blend Fund I (a)                                      18,029,300                         179,932
Partners LargeCap Growth Fund I (a)                                     19,522,478                         172,188
Partners LargeCap Value Fund (a)                                         6,508,883                         100,758
Partners LargeCap Value Fund I (a)                                       7,128,756                         101,727
Partners MidCap Growth Fund (a)(b)                                       3,896,439                          42,666
Partners MidCap Value Fund I (a)                                         2,451,031                          35,417
Partners SmallCap Growth Fund III (a)(b)                                 4,692,901                          58,145
Preferred Securities Fund (a)                                           16,788,761                         170,910
Real Estate Securities Fund (a)                                          6,116,076                         134,921
SmallCap S&P 600 Index Fund (a)                                          3,582,228                          65,913
SmallCap Value Fund (a)                                                  2,995,390                          53,618
                                                                                              ---------------------
                                                                                                         3,073,662
                                                                                              ---------------------
TOTAL INVESTMENT COMPANIES                                                                 $             3,073,662
                                                                                              ---------------------
Total Investments                                                                          $             3,073,662
Other Assets in Excess of Liabilities, Net - 0.31%                                                           9,619
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $             3,083,281
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                    $               257,409
Unrealized Depreciation                                                                                   (41,086)
                                                                                              ---------------------
Net Unrealized Appreciation (Depreciation)                                                                 216,323
Cost for federal income tax purposes                                                                     2,857,339
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                  Percent
----------------------------------------------------------------------------------- --------- ---------------------
Domestic Equity Funds                                                                                       49.84%
Fixed Income Funds                                                                                          28.97%
International Equity Funds                                                                                  20.88%
Other Assets in Excess of Liabilities, Net                                                                   0.31%
                                                                                              ---------------------
TOTAL NET ASSETS                                                                                           100.00%
                                                                                              =====================

Affiliated Securities
                                              October 31, 2006                              Purchases
                                       -------------------------------            -------------------------------
                                              Shares                        Cost (000)                        Shares
                                       ---------------------           ---------------------           --------------------
Bond & Mortgage Securities                       45,315,518         $               483,756                      23,251,539
   Fund

Disciplined LargeCap Blend                       19,051,862                         266,736                       4,248,155
   Fund

High Yield Fund                                           -                               -                       4,564,622
High Yield Fund II                                        -                               -                       7,126,328
International Emerging Markets                      794,912                          18,856                       2,582,698
   Fund

International Growth Fund                        14,268,420                         150,501                      10,704,074
LargeCap Growth Fund                             14,292,690                          96,316                       3,179,461
LargeCap Value Fund                               6,286,768                          69,472                       1,695,903
Partners International Fund                       1,984,659                          29,808                       9,140,335
Partners LargeCap Blend Fund I                    3,504,317                          32,543                      14,642,283
Partners LargeCap Growth                          2,889,385                          23,543                      16,765,506
   Fund I

Partners LargeCap Growth                          8,488,405                          65,130                         379,166
   Fund II

Partners LargeCap Value Fund                      8,195,597                         104,109                       1,574,667
Partners LargeCap Value Fund I                    1,412,615                          18,934                       5,780,707
Partners MidCap Growth Fund                         874,659                           8,217                       3,068,166
Partners MidCap Value Fund I                        595,798                           8,217                       1,886,328
Partners SmallCap Growth                          2,528,923                          28,072                       2,184,723
   Fund III

Preferred Securities Fund                        17,126,196                         183,757                       3,554,992
Real Estate Securities Fund                       6,246,722                         115,012                       1,716,640
SmallCap S&P 600 Index Fund                       2,392,018                          37,136                       1,259,576
SmallCap Value Fund                               1,659,944                          27,574                       1,346,882
                                                                       ---------------------
                                                                    $             1,767,689
                                                                       =====================



                                                         Sales                            July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Bond & Mortgage Securities                               $     247,592                       9,567,609        $
   Fund

Disciplined LargeCap Blend                                      71,391                       2,251,280
   Fund

High Yield Fund                                                 47,624                               -
High Yield Fund II                                              62,796                               -
International Emerging Markets                                  67,240                          37,018
   Fund

International Growth Fund                                      142,148                          70,486
LargeCap Growth Fund                                            26,602                         393,702
LargeCap Value Fund                                             22,493                         472,766
Partners International Fund                                    144,225                          80,633
Partners LargeCap Blend Fund I                                 144,067                         117,300
Partners LargeCap Growth                                       142,292                         132,413
   Fund I

Partners LargeCap Growth                                         3,203                       8,867,571
   Fund II

Partners LargeCap Value Fund                                    24,998                       3,261,381
Partners LargeCap Value Fund I                                  81,080                          64,566
Partners MidCap Growth Fund                                     30,496                          46,386
Partners MidCap Value Fund I                                    27,364                          31,095
Partners SmallCap Growth                                        26,548                          20,745
   Fund III

Preferred Securities Fund                                       37,733                       3,892,427
Real Estate Securities Fund                                     44,654                       1,847,286
SmallCap S&P 600 Index Fund                                     23,474                          69,366
SmallCap Value Fund                                             25,693                          11,436
                                                            -----------
                                                         $   1,443,713                                        $
                                                            ===========


                                        Income Distribution from               Realized Gain/Loss            Realized Gain/Loss
                                                                                                                    from
                                       Other Investment Companies                on Investments               Other Investment
                                                 000's                               000's                       Companies
                                                                                                                   000's
                                     -------------------------------     -------------------------------    ---------------------

Bond & Mortgage Securities        $                          23,444   $                             -17  $                     -
   Fund

Disciplined LargeCap Blend                                    3,444                               1,622                    6,737
   Fund

High Yield Fund                                                   -                                   -                        -
High Yield Fund II                                            2,124                                   -                        -
International Emerging Markets                                1,966                                   1                      698
   Fund

International Growth Fund                                     9,907                                   -                   12,178
LargeCap Growth Fund                                            804                                  -4                    1,423
LargeCap Value Fund                                           1,451                                 109                    3,708
Partners International Fund                                   2,250                                   1                    2,698
Partners LargeCap Blend Fund I                                  554                                   -                        -
Partners LargeCap Growth                                        729                                   5                    2,217
   Fund I

Partners LargeCap Growth                                      1,755                               8,041                    1,448
   Fund II

Partners LargeCap Value Fund                                  1,761                               3,897                    4,820
Partners LargeCap Value Fund I                                  513                                   1                      640
Partners MidCap Growth Fund                                      32                                   1                      328
Partners MidCap Value Fund I                                    220                                   -                      475
Partners SmallCap Growth                                      2,749                                   -                      540
   Fund III

Preferred Securities Fund                                     6,857                                 -41                        -
Real Estate Securities Fund                                   1,194                               5,613                   12,209
SmallCap S&P 600 Index Fund                                     828                                   1                    2,305
SmallCap Value Fund                                           1,154                                   1                      682
                                     -------------------------------     -------------------------------    ---------------------
                                  $                          63,736   $                          19,231  $                53,106
                                     ===============================     ===============================    =====================

Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime 2030 Fund

                                                                       Shares                   Value (000's)
                                                                          Held
INVESTMENT COMPANIES (99.72%)
Principal Investors Fund, Inc. Institutional Class (99.72%)
Bond & Mortgage Securities Fund (a)                                    27,995,206         $               292,270
Disciplined LargeCap Blend Fund (a)                                    19,442,528                         321,579
High Yield Fund (a)                                                     4,544,260                          46,351
High Yield Fund II (a)                                                  6,738,497                          56,603
International Emerging Markets Fund (a)                                 3,257,263                         105,405
International Growth Fund (a)                                          24,184,736                         339,796
LargeCap Growth Fund (a)                                               17,502,633                         150,348
LargeCap Value Fund (a)                                                 7,811,389                         100,376
Partners International Fund (a)                                        10,894,835                         183,251
Partners LargeCap Blend Fund I (a)                                     16,569,511                         165,364
Partners LargeCap Growth Fund I (a)                                    19,084,823                         168,328
Partners LargeCap Value Fund (a)                                        6,262,718                          96,947
Partners LargeCap Value Fund I (a)                                      7,166,468                         102,265
Partners MidCap Growth Fund (a)(b)                                      4,082,261                          44,701
Partners MidCap Value Fund I (a)                                        2,824,290                          40,811
Partners SmallCap Growth Fund I (a)(b)                                  2,767,377                          29,224
Partners SmallCap Growth Fund III (a)(b)                                3,376,158                          41,831
Partners SmallCap Value Fund I (a)                                      1,447,072                          25,859
Preferred Securities Fund (a)                                          11,569,706                         117,780
Real Estate Securities Fund (a)                                         4,218,246                          93,054
SmallCap S&P 600 Index Fund (a)                                         1,902,600                          35,008
SmallCap Value Fund (a)                                                 2,159,397                          38,653
                                                                                             ---------------------
                                                                                                        2,595,804
                                                                                             ---------------------
TOTAL INVESTMENT COMPANIES                                                                $             2,595,804
                                                                                             ---------------------
Total Investments                                                                         $             2,595,804
Other Assets in Excess of Liabilities, Net - 0.28%                                                          7,208
                                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                                $             2,603,012
                                                                                             =====================
                                                                                             ---------------------

                                                                                             =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                   $               253,624
Unrealized Depreciation                                                                                  (28,879)
                                                                                             ---------------------
Net Unrealized Appreciation (Depreciation)                                                                224,745
Cost for federal income tax purposes                                                                    2,371,059
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                 Percent
---------------------------------------------------------------------------------- --------- ---------------------
Domestic Equity Funds                                                                                      55.87%
International Equity Funds                                                                                 24.14%
Fixed Income Funds                                                                                         19.71%
Other Assets in Excess of Liabilities, Net                                                                  0.28%
                                                                                             ---------------------
TOTAL NET ASSETS                                                                                          100.00%
                                                                                             =====================

Affiliated Securities
                                              October 31, 2006                              Purchases
                                       -------------------------------            -------------------------------
                                              Shares                        Cost (000)                        Shares
                                       ---------------------           ---------------------           ---------------------
Bond & Mortgage Securities                       26,490,815         $               282,645                      10,665,196
   Fund

Disciplined LargeCap Blend                       17,682,412                         246,222                       4,215,706
   Fund

High Yield Fund                                           -                               -                       4,544,260
High Yield Fund II                                        -                               -                       6,738,497
International Emerging Markets                      775,300                          18,378                       2,481,963
   Fund

International Growth Fund                        14,995,161                         157,682                       9,433,875
LargeCap Growth Fund                             14,254,638                          95,721                       3,247,995
LargeCap Value Fund                               6,419,477                          70,611                       1,740,152
Partners International Fund                       1,938,344                          29,076                       8,956,491
Partners LargeCap Blend Fund I                    2,909,451                          26,981                      13,660,060
Partners LargeCap Growth                          3,222,569                          26,180                      15,862,254
   Fund I

Partners LargeCap Growth                          8,467,438                          64,557                         377,334
   Fund II

Partners LargeCap Value Fund                      8,246,213                         103,760                       1,515,978
Partners LargeCap Value Fund I                    1,419,359                          18,981                       5,747,109
Partners MidCap Growth Fund                       1,090,051                          10,236                       2,992,210
Partners MidCap Value Fund I                        742,554                          10,236                       2,081,736
Partners SmallCap Growth                            778,091                           7,142                       1,989,286
   Fund I

Partners SmallCap Growth                          2,546,236                          27,917                         829,922
   Fund III

Partners SmallCap Value Fund I                      391,885                           7,142                       1,055,187
Preferred Securities Fund                         9,405,757                         100,532                       2,579,738
Real Estate Securities Fund                       4,276,702                          77,057                       1,171,777
SmallCap S&P 600 Index Fund                       1,903,947                          28,341                         457,895
SmallCap Value Fund                               1,696,703                          27,670                         462,694
                                                                       ---------------------
                                                                    $             1,437,067
                                                                       =====================


                                                          Sales                            July 31, 2007
                                                  ----------------------           ------------------------------
                                                             Cost (000)                   Shares
                                                  -          -----------           ---------------------
Bond & Mortgage Securities                                $     113,572                       9,160,805        $
   Fund

Disciplined LargeCap Blend                                       70,688                       2,455,590
   Fund

High Yield Fund                                                  47,413                               -
High Yield Fund II                                               59,378                               -
International Emerging Markets                                   65,224                               -
   Fund

International Growth Fund                                       125,235                         244,300
LargeCap Growth Fund                                             27,190                               -
LargeCap Value Fund                                              23,075                         348,240
Partners International Fund                                     141,148                               -
Partners LargeCap Blend Fund I                                  133,825                               -
Partners LargeCap Growth                                        134,485                               -
   Fund I

Partners LargeCap Growth                                          3,188                       8,844,772
   Fund II

Partners LargeCap Value Fund                                     24,049                       3,499,473
Partners LargeCap Value Fund I                                   80,806                               -
Partners MidCap Growth Fund                                      29,785                               -
Partners MidCap Value Fund I                                     30,197                               -
Partners SmallCap Growth                                         19,718                               -
   Fund I

Partners SmallCap Growth                                         10,224                               -
   Fund III

Partners SmallCap Value Fund I                                   19,923                               -
Preferred Securities Fund                                        27,399                         415,789
Real Estate Securities Fund                                      30,421                       1,230,233
SmallCap S&P 600 Index Fund                                       8,622                         459,242
SmallCap Value Fund                                               8,892                               -
                                                             -----------
                                                          $   1,234,457                                        $
                                                             ===========


                                      Income Distribution from               Realized Gain/Loss             Realized Gain/Loss
                                                                                                                   from
                                     Other Investment Companies                on Investments                Other Investment
                                               000's                               000's                        Companies
                                                                                                                  000's
                                   -------------------------------     -------------------------------     ---------------------

Bond & Mortgage Securities      $                          12,119   $                             -38   $                     -
   Fund

Disciplined LargeCap Blend                                  3,216                               1,596                     6,293
   Fund

High Yield Fund                                                 -                                   -                         -
High Yield Fund II                                          1,968                                   -                         -
International Emerging Markets                              1,963                                   -                       686
   Fund

International Growth Fund                                  10,003                                  -3                    12,294
LargeCap Growth Fund                                          802                                   -                     1,418
LargeCap Value Fund                                         1,474                                 153                     3,766
Partners International Fund                                 2,034                                   -                     2,399
Partners LargeCap Blend Fund I                                470                                   -                         -
Partners LargeCap Growth                                      717                                   -                     2,163
   Fund I

Partners LargeCap Growth                                    1,747                               8,441                     1,441
   Fund II

Partners LargeCap Value Fund                                1,782                               4,217                     4,878
Partners LargeCap Value Fund I                                508                                   -                       608
Partners MidCap Growth Fund                                    40                                   -                       411
Partners MidCap Value Fund I                                  268                                   -                       595
Partners SmallCap Growth                                        -                                   -                       436
   Fund I

Partners SmallCap Growth                                    2,582                                   -                       507
   Fund III

Partners SmallCap Value Fund I                                186                                   -                       456
Preferred Securities Fund                                   4,442                                  -1                         -
Real Estate Securities Fund                                   825                               3,497                     8,455
SmallCap S&P 600 Index Fund                                   622                                  92                     1,758
SmallCap Value Fund                                         1,100                                   -                       658
                                   -------------------------------     -------------------------------     ---------------------
                                $                          48,868   $                          17,954   $                49,222
                                   ===============================     ===============================     =====================


Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime 2040 Fund

                                                                         Shares                   Value (000's)
                                                                            Held
INVESTMENT COMPANIES (99.79%)
Principal Investors Fund, Inc. Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)                                       6,520,789         $                68,077
Disciplined LargeCap Blend Fund (a)                                       9,809,003                         162,241
High Yield Fund (a)                                                       2,497,093                          25,470
High Yield Fund II (a)                                                    3,481,476                          29,244
International Emerging Markets Fund (a)                                   1,836,461                          59,428
International Growth Fund (a)                                            12,947,914                         181,918
LargeCap Growth Fund (a)                                                  9,425,052                          80,961
LargeCap Value Fund (a)                                                   4,336,771                          55,727
Partners International Fund (a)                                           5,838,548                          98,204
Partners LargeCap Blend Fund I (a)                                        8,695,453                          86,781
Partners LargeCap Growth Fund I (a)                                      11,145,310                          98,302
Partners LargeCap Value Fund (a)                                          3,657,047                          56,611
Partners LargeCap Value Fund I (a)                                        3,948,675                          56,348
Partners MidCap Growth Fund (a)(b)                                        2,118,209                          23,194
Partners MidCap Value Fund I (a)                                          1,468,980                          21,227
Partners SmallCap Growth Fund I (a)(b)                                    1,751,547                          18,496
Partners SmallCap Growth Fund III (a)(b)                                  1,747,007                          21,645
Partners SmallCap Value Fund I (a)                                          967,527                          17,290
Preferred Securities Fund (a)                                             4,360,586                          44,391
Real Estate Securities Fund (a)                                           1,792,273                          39,538
SmallCap S&P 600 Index Fund (a)                                             923,072                          16,985
SmallCap Value Fund (a)                                                   1,119,644                          20,042
                                                                                               ---------------------
                                                                                                          1,282,120
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $             1,282,120
                                                                                               ---------------------
Total Investments                                                                           $             1,282,120
Other Assets in Excess of Liabilities, Net - 0.21%                                                            2,736
                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $             1,284,856
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $               120,591
Unrealized Depreciation                                                                                    (13,811)
                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                  106,780
Cost for federal income tax purposes                                                                      1,175,340
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------------ --------- ---------------------
Fund Type                                                                                                   Percent
------------------------------------------------------------------------------------ --------- ---------------------
Domestic Equity Funds                                                                                        60.35%
International Equity Funds                                                                                   26.43%
Fixed Income Funds                                                                                           13.01%
Other Assets in Excess of Liabilities, Net                                                                    0.21%
                                                                                               ---------------------
TOTAL NET ASSETS                                                                                            100.00%
                                                                                               =====================

Affiliated Securities
                                                October 31, 2006                              Purchases
                                         -------------------------------            -------------------------------
                                                Shares                        Cost (000)                        Shares
                                         ---------------------           ---------------------           ---------------------
Bond & Mortgage Securities                          8,377,501         $                89,200                       2,951,733
   Fund

Disciplined LargeCap Blend                          8,866,835                         124,288                       2,337,799
   Fund

High Yield Fund                                             -                               -                       2,497,093
High Yield Fund II                                          -                               -                       3,481,476
International Emerging Markets                        334,510                           7,943                       1,501,951
   Fund

International Growth Fund                           7,145,591                          76,731                       5,802,323
LargeCap Growth Fund                                7,748,607                          52,976                       1,923,970
LargeCap Value Fund                                 3,522,214                          39,530                       1,044,605
Partners International Fund                         1,024,203                          15,377                       4,814,345
Partners LargeCap Blend Fund I                      1,464,293                          13,585                       7,231,161
Partners LargeCap Growth                            1,935,156                          15,689                       9,210,154
   Fund I

Partners LargeCap Growth                            4,646,818                          36,127                         186,607
   Fund II

Partners LargeCap Value Fund                        4,415,641                          56,924                         920,233
Partners LargeCap Value Fund I                        689,915                           9,226                       3,258,760
Partners MidCap Growth Fund                           549,629                           5,151                       1,674,512
Partners MidCap Value Fund I                          374,364                           5,151                       1,165,943
Partners SmallCap Growth                              561,220                           5,151                       1,398,877
   Fund I

Partners SmallCap Growth                            1,443,084                          15,957                         480,134
   Fund III

Partners SmallCap Value Fund I                        282,693                           5,151                         740,763
Preferred Securities Fund                           2,846,191                          30,424                       1,514,395
Real Estate Securities Fund                         1,338,648                          25,991                         511,450
SmallCap S&P 600 Index Fund                         1,061,995                          16,376                         234,955
SmallCap Value Fund                                   959,088                          15,991                         265,801
                                                                         ---------------------
                                                                      $               662,939
                                                                         =====================

                                                          Sales                            July 31, 2007
                                                   ---------------------           ------------------------------
                                                             Cost (000)                   Shares
                                                             -----------           ---------------------
Bond & Mortgage Securities                                $      31,377                       4,808,445        $
   Fund

Disciplined LargeCap Blend                                       39,091                       1,395,631
   Fund

High Yield Fund                                                  26,051                               -
High Yield Fund II                                               30,679                               -
International Emerging Markets                                   39,520                               -
   Fund

International Growth Fund                                        76,674                               -
LargeCap Growth Fund                                             16,110                         247,525
LargeCap Value Fund                                              13,858                         230,048
Partners International Fund                                      76,480                               -
Partners LargeCap Blend Fund I                                   71,092                               1
Partners LargeCap Growth                                         78,382                               -
   Fund I

Partners LargeCap Growth                                          1,577                       4,833,425
   Fund II

Partners LargeCap Value Fund                                     14,623                       1,678,827
Partners LargeCap Value Fund I                                   45,883                               -
Partners MidCap Growth Fund                                      16,700                         105,932
Partners MidCap Value Fund I                                     16,905                          71,327
Partners SmallCap Growth                                         13,802                         208,550
   Fund I

Partners SmallCap Growth                                          5,915                         176,211
   Fund III

Partners SmallCap Value Fund I                                   13,953                          55,929
Preferred Securities Fund                                        16,157                               -
Real Estate Securities Fund                                      13,254                          57,825
SmallCap S&P 600 Index Fund                                       4,433                         373,878
SmallCap Value Fund                                               5,106                         105,245
                                                             -----------
                                                          $     667,622                                        $
                                                             ===========


                                       Income Distribution from               Realized Gain/Loss              Realized Gain/Loss
                                                                                                                     from
                                      Other Investment Companies                on Investments                 Other Investment
                                                000's                               000's                         Companies
                                                                                                                    000's
                                    -------------------------------     -------------------------------      ---------------------

Bond & Mortgage Securities       $                           3,415   $                             -18    $                     -
   Fund

Disciplined LargeCap Blend                                   1,433                               1,824                      2,802
   Fund

High Yield Fund                                                  -                                   -                          -
High Yield Fund II                                           1,004                                   -                          -
International Emerging Markets                               1,100                                   -                        389
   Fund

International Growth Fund                                    4,722                                  13                      5,789
LargeCap Growth Fund                                           422                                  42                        746
LargeCap Value Fund                                            797                                 122                      2,038
Partners International Fund                                  1,283                                   -                      1,532
Partners LargeCap Blend Fund I                                 301                                   -                          -
Partners LargeCap Growth                                       469                                   -                      1,440
   Fund I

Partners LargeCap Growth                                       864                               4,187                        713
   Fund II

Partners LargeCap Value Fund                                   898                               2,208                      2,458
Partners LargeCap Value Fund I                                 281                                   -                        343
Partners MidCap Growth Fund                                     20                                  -2                        202
Partners MidCap Value Fund I                                   134                                   -                        293
Partners SmallCap Growth                                         -                                   1                        320
   Fund I

Partners SmallCap Growth                                     1,464                                  -5                        287
   Fund III

Partners SmallCap Value Fund I                                 137                                  -1                        334
Preferred Securities Fund                                    1,579                                   -                          -
Real Estate Securities Fund                                    297                                  -3                      2,769
SmallCap S&P 600 Index Fund                                    262                                 356                        742
SmallCap Value Fund                                            589                                  44                        353
                                    -------------------------------     -------------------------------      ---------------------
                                 $                          21,471   $                           8,768    $                23,550
                                    ===============================     ===============================      =====================


Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime 2050 Fund

                                                                          Shares                  Value (000's)
                                                                            Held
INVESTMENT COMPANIES (99.74%)
Principal Investors Fund, Inc. Institutional Class (99.74%)
Bond & Mortgage Securities Fund (a)                                       1,242,728         $                12,974
Disciplined LargeCap Blend Fund (a)                                       4,078,293                          67,455
High Yield Fund (a)                                                       1,055,092                          10,762
High Yield Fund II (a)                                                    1,536,874                          12,910
International Emerging Markets Fund (a)                                     767,204                          24,827
International Growth Fund (a)                                             5,710,503                          80,232
LargeCap Growth Fund (a)                                                  4,267,034                          36,654
LargeCap Value Fund (a)                                                   1,911,825                          24,567
Partners International Fund (a)                                           2,460,092                          41,379
Partners LargeCap Blend Fund I (a)                                        3,587,135                          35,800
Partners LargeCap Growth Fund I (a)                                       4,871,344                          42,965
Partners LargeCap Value Fund (a)                                          1,606,755                          24,873
Partners LargeCap Value Fund I (a)                                        1,805,979                          25,771
Partners MidCap Growth Fund (a)(b)                                          945,096                          10,349
Partners MidCap Value Fund I (a)                                            652,893                           9,434
Partners SmallCap Growth Fund I (a)(b)                                      932,497                           9,847
Partners SmallCap Growth Fund III (a)(b)                                    763,139                           9,455
Partners SmallCap Value Fund I (a)                                          516,078                           9,222
Preferred Securities Fund (a)                                             1,517,888                          15,452
Real Estate Securities Fund (a)                                             766,536                          16,910
SmallCap S&P 600 Index Fund (a)                                             325,750                           5,994
SmallCap Value Fund (a)                                                     487,501                           8,726
                                                                                               ---------------------
                                                                                                            536,558
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $               536,558
                                                                                               ---------------------
Total Investments                                                                           $               536,558
Other Assets in Excess of Liabilities, Net - 0.26%                                                            1,387
                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $               537,945
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                55,680
Unrealized Depreciation                                                                                     (6,559)
                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                   49,121
Cost for federal income tax purposes                                                                        487,437
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------------ --------- ---------------------
Fund Type                                                                                                   Percent
------------------------------------------------------------------------------------ --------- ---------------------
Domestic Equity Funds                                                                                        62.84%
International Equity Funds                                                                                   27.22%
Fixed Income Funds                                                                                            9.68%
Other Assets in Excess of Liabilities, Net                                                                    0.26%
                                                                                               ---------------------
TOTAL NET ASSETS                                                                                            100.00%
                                                                                               =====================

Affiliated Securities
                                              October 31, 2006                               Purchases
                                       --------------------------------           --------------------------------
                                              Shares                        Cost (000)                         Shares

                                       ---------------------            --------------------            ---------------------
Bond & Mortgage Securities                        2,129,778          $               22,682                        1,237,748
   Fund

Disciplined LargeCap Blend                        4,468,706                          62,644                          769,378
   Fund

High Yield Fund                                           -                               -                        1,056,414
High Yield Fund II                                        -                               -                        1,538,951
International Emerging Markets                      153,633                           3,639                          616,375
   Fund

International Growth Fund                         3,829,217                          40,873                        1,939,369
LargeCap Growth Fund                              3,804,313                          26,022                          754,675
LargeCap Value Fund                               1,656,061                          18,471                          419,106
Partners International Fund                         492,955                           7,381                        1,974,154
Partners LargeCap Blend Fund I                      725,376                           6,726                        2,870,651
Partners LargeCap Growth                            878,989                           7,122                        4,003,271
   Fund I

Partners LargeCap Growth                          2,207,972                          17,117                           97,525
   Fund II

Partners LargeCap Value Fund                      2,243,982                          28,884                          364,606
Partners LargeCap Value Fund I                      340,789                           4,553                        1,471,304
Partners MidCap Growth Fund                         306,701                           2,863                          642,258
Partners MidCap Value Fund I                        208,917                           2,863                          446,637
Partners SmallCap Growth                            313,777                           2,863                          622,590
   Fund I

Partners SmallCap Growth                            775,556                           8,605                          195,986
   Fund III

Partners SmallCap Value Fund I                      176,589                           3,208                          341,569
Preferred Securities Fund                           864,458                           9,244                          657,106
Real Estate Securities Fund                         331,292                           6,808                          437,773
SmallCap S&P 600 Index Fund                         463,238                           7,019                           75,625
SmallCap Value Fund                                 517,587                           8,635                          109,056
                                                                        --------------------
                                                                     $              298,222
                                                                        ====================


                                                        Sales                           July 31, 2007
                                                  -------------------           ------------------------------
                                                           Cost                        Shares
                                                             (000)
                                                           ----------           ---------------------
Bond & Mortgage Securities                              $     13,192                       2,124,798        $
   Fund

Disciplined LargeCap Blend                                    12,915                       1,159,791
   Fund

High Yield Fund                                               11,022                           1,322
High Yield Fund II                                            13,561                           2,077
International Emerging Markets                                16,348                           2,804
   Fund

International Growth Fund                                     25,750                          58,083
LargeCap Growth Fund                                           6,310                         291,954
LargeCap Value Fund                                            5,550                         163,342
Partners International Fund                                   31,396                           7,017
Partners LargeCap Blend Fund I                                28,078                           8,892
Partners LargeCap Growth                                      34,042                          10,916
   Fund I

Partners LargeCap Growth                                         824                       2,305,497
   Fund II

Partners LargeCap Value Fund                                   5,780                       1,001,833
Partners LargeCap Value Fund I                                20,675                           6,114
Partners MidCap Growth Fund                                    6,374                           3,863
Partners MidCap Value Fund I                                   6,473                           2,661
Partners SmallCap Growth                                       6,173                           3,870
   Fund I

Partners SmallCap Growth                                       2,408                         208,403
   Fund III

Partners SmallCap Value Fund I                                 6,421                           2,080
Preferred Securities Fund                                      7,035                           3,676
Real Estate Securities Fund                                   11,707                           2,529
SmallCap S&P 600 Index Fund                                    1,424                         213,113
SmallCap Value Fund                                            2,095                         139,142
                                                           ----------
                                                        $    275,553                                        $
                                                           ==========


                                        Income Distribution from               Realized Gain/Loss              Realized Gain/Loss
                                                                                                                      from
                                       Other Investment Companies                on Investments                 Other Investment
                                                 000's                                000's                         Companies
                                                                                                                      000's
                                     -------------------------------     --------------------------------      --------------------

Bond & Mortgage Securities        $                             869   $                              -23    $                    -
   Fund

Disciplined LargeCap Blend                                      647                                1,526                     1,266
   Fund

High Yield Fund                                                   -                                    -                         -
High Yield Fund II                                              443                                    -                         -
International Emerging Markets                                  608                                    -                       217
   Fund

International Growth Fund                                     2,477                                   -2                     3,053
LargeCap Growth Fund                                            214                                   -2                       379
LargeCap Value Fund                                             392                                    3                     1,001
Partners International Fund                                     638                                    -                       771
Partners LargeCap Blend Fund I                                  134                                    -                         -
Partners LargeCap Growth                                        240                                    -                       751
   Fund I

Partners LargeCap Growth                                        451                                1,938                       372
   Fund II

Partners LargeCap Value Fund                                    434                                1,394                     1,188
Partners LargeCap Value Fund I                                  140                                    -                       175
Partners MidCap Growth Fund                                      10                                    -                       100
Partners MidCap Value Fund I                                     64                                    -                       146
Partners SmallCap Growth                                          -                                    -                       160
   Fund I

Partners SmallCap Growth                                        710                                   16                       139
   Fund III

Partners SmallCap Value Fund I                                   77                                    -                       196
Preferred Securities Fund                                       554                                    -                         -
Real Estate Securities Fund                                     108                                    -                       803
SmallCap S&P 600 Index Fund                                     101                                  272                       284
SmallCap Value Fund                                             335                                    -                       201
                                     -------------------------------     --------------------------------      --------------------
                                  $                           9,646   $                            5,122    $               11,202
                                     ===============================     ================================      ====================

Schedule of Investments

July 31, 2007 (unaudited)
Principal LifeTime Strategic Income Fund

                                                                         Shares                   Value (000's)
                                                                            Held
INVESTMENT COMPANIES (99.50%)
Principal Investors Fund, Inc. Institutional Class (99.50%)
Bond & Mortgage Securities Fund (a)                                      22,248,155         $               232,271
Disciplined LargeCap Blend Fund (a)                                       1,171,756                          19,381
Inflation Protection Fund (a)                                             7,507,846                          70,649
International Growth Fund (a)                                             1,484,376                          20,856
LargeCap Growth Fund (a)                                                  1,118,611                           9,609
LargeCap Value Fund (a)                                                     632,403                           8,126
Partners International Fund (a)                                             732,338                          12,318
Partners LargeCap Blend Fund I (a)                                        1,226,146                          12,237
Partners LargeCap Growth Fund I (a)                                         944,559                           8,331
Partners LargeCap Value Fund (a)                                            580,390                           8,984
Preferred Securities Fund (a)                                             3,567,305                          36,315
Real Estate Securities Fund (a)                                             946,317                          20,876
SmallCap S&P 600 Index Fund (a)                                             471,864                           8,682
Ultra Short Bond Fund (a)                                                 6,813,911                          67,117
                                                                                               ---------------------
                                                                                                            535,752
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $               535,752
                                                                                               ---------------------
Total Investments                                                                           $               535,752
Other Assets in Excess of Liabilities, Net - 0.50%                                                            2,693
                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $               538,445
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a) Affiliated Security Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                23,979
Unrealized Depreciation                                                                                    (11,275)
                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                   12,704
Cost for federal income tax purposes                                                                        523,048
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------------ --------- ---------------------
Fund Type                                                                                                   Percent
------------------------------------------------------------------------------------ --------- ---------------------
Fixed Income Funds                                                                                           75.47%
Domestic Equity Funds                                                                                        17.87%
International Equity Funds                                                                                    6.16%
Other Assets in Excess of Liabilities, Net                                                                    0.50%
                                                                                               ---------------------
TOTAL NET ASSETS                                                                                            100.00%
                                                                                               =====================

Affiliated Securities
                                         October 31, 2006                              Purchases
                                  -------------------------------            -------------------------------
                                         Shares                        Cost (000)                        Shares
                                  ---------------------           ---------------------           ---------------------
Bond & Mortgage Securities                  14,556,253         $               156,019                       9,446,842
   Fund

Disciplined LargeCap Blend                   1,335,389                          18,234                         222,602
   Fund

Inflation Protection Fund                      552,402                           5,298                       7,816,201
International Growth Fund                    1,124,864                          10,626                         546,429
LargeCap Growth Fund                         1,203,158                           7,749                         195,885
LargeCap Value Fund                            530,359                           5,671                         136,210
Partners International Fund                    162,046                           2,430                         747,756
Partners LargeCap Blend Fund I                 254,261                           2,355                       1,219,468
Partners LargeCap Growth                       272,574                           2,207                         942,437
   Fund I

Partners LargeCap Growth                       639,792                           4,647                          29,191
   Fund II

Partners LargeCap Value Fund                   709,960                           8,680                         126,691
Preferred Securities Fund                    3,774,552                          40,768                         701,923
Real Estate Securities Fund                  1,021,139                          16,370                         251,718
SmallCap S&P 600 Index Fund                    464,396                           6,663                         107,576
Ultra Short Bond Fund                        8,829,006                          88,734                       1,350,560
                                                                  ---------------------
                                                               $               376,451
                                                                  =====================

                                                         Sales                            July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Bond & Mortgage Securities                               $     100,783                       1,754,940        $
   Fund

Disciplined LargeCap Blend                                       3,724                         386,235
   Fund

Inflation Protection Fund                                       74,496                         860,757
International Growth Fund                                        7,185                         186,917
LargeCap Growth Fund                                             1,629                         280,432
LargeCap Value Fund                                              1,803                          34,166
Partners International Fund                                     11,769                         177,464
Partners LargeCap Blend Fund I                                  11,983                         247,583
Partners LargeCap Growth                                         7,997                         270,452
   Fund I

Partners LargeCap Growth                                           247                         668,983
   Fund II

Partners LargeCap Value Fund                                     2,006                         256,261
Preferred Securities Fund                                        7,462                         909,170
Real Estate Securities Fund                                      6,619                         326,540
SmallCap S&P 600 Index Fund                                      2,022                         100,108
Ultra Short Bond Fund                                           13,516                       3,365,655
                                                            -----------
                                                         $     253,241                                        $
                                                            ===========



                                       Income Distribution from                Realized Gain/Loss              Realized Gain/Loss
                                                                                                                      from
                                      Other Investment Companies                 on Investments                 Other Investment
                                                000's                                000's                         Companies
                                                                                                                     000's
                                    -------------------------------      -------------------------------      ---------------------

Bond & Mortgage Securities       $                           8,464    $                               -    $                     -
   Fund

Disciplined LargeCap Blend                                     227                                  264                        445
   Fund

Inflation Protection Fund                                    2,155                                  -14                          -
International Growth Fund                                      716                                  -23                        885
LargeCap Growth Fund                                            68                                    1                        120
LargeCap Value Fund                                            125                                    -                        320
Partners International Fund                                    182                                    5                        218
Partners LargeCap Blend Fund I                                  34                                    6                          -
Partners LargeCap Growth                                        49                                    5                        151
   Fund I

Partners LargeCap Growth                                       135                                  864                        111
   Fund II

Partners LargeCap Value Fund                                   151                                  311                        413
Preferred Securities Fund                                    1,525                                   -7                          -
Real Estate Securities Fund                                    197                                  837                      2,023
SmallCap S&P 600 Index Fund                                    152                                    5                        429
Ultra Short Bond Fund                                        2,834                                   39                         13
                                    -------------------------------      -------------------------------      ---------------------
                                 $                          17,014    $                           2,293    $                 5,128
                                    ===============================      ===============================      =====================


Schedule of Investments

July 31, 2007 (unaudited)
Real Estate Securities Fund

                                                                  Shares                                     Value (000's)
                                                                    Held
COMMON STOCKS (96.19%)
Hotels & Motels (2.80%)
Hilton Hotels Corp (a)                                             254,300                            $                 11,243
Starwood Hotels & Resorts Worldwide Inc                            452,768                                              28,506
                                                                                                         ----------------------
                                                                                                                        39,749
                                                                                                         ----------------------
Real Estate Operator & Developer (2.97%)
Brookfield Properties Corp (a)                                     659,660                                              14,908
Forest City Enterprises Inc (a)                                    501,069                                              27,263
                                                                                                         ----------------------
                                                                                                                        42,171
                                                                                                         ----------------------
REITS - Apartments (17.81%)
Archstone-Smith Trust (a)                                         1,231,636                                             70,708
AvalonBay Communities Inc (a)                                      518,743                                              56,009
Camden Property Trust (a)                                          508,877                                              27,968
Equity Residential                                                 793,969                                              31,608
Essex Property Trust Inc (a)                                       289,829                                              31,180
Home Properties Inc (a)                                            283,982                                              13,148
Mid-America Apartment Communities Inc (a)                          290,420                                              13,107
Post Properties Inc (a)                                            100,045                                               4,406
UDR Inc (a)                                                        221,761                                               5,120
                                                                                                         ----------------------
                                                                                                                       253,254
                                                                                                         ----------------------
REITS - Diversified (6.11%)
Colonial Properties Trust (a)                                      110,020                                               3,806
Entertainment Properties Trust (a)                                 425,362                                              18,950
Vornado Realty Trust                                               599,050                                              64,116
                                                                                                         ----------------------
                                                                                                                        86,872
                                                                                                         ----------------------
REITS - Healthcare (5.18%)
Health Care Property Investors Inc (a)                             492,600                                              13,418
Health Care REIT Inc (a)                                           772,289                                              28,351
Omega Healthcare Investors Inc                                     847,620                                              10,960
Ventas Inc (a)                                                     642,257                                              20,950
                                                                                                         ----------------------
                                                                                                                        73,679
                                                                                                         ----------------------
REITS - Hotels (6.44%)
Ashford Hospitality Trust Inc                                     1,236,750                                             12,639
DiamondRock Hospitality Co (a)                                     890,017                                              14,988
Host Hotels & Resorts Inc (a)                                     1,626,952                                             34,361
LaSalle Hotel Properties                                           739,461                                              29,601
                                                                                                         ----------------------
                                                                                                                        91,589
                                                                                                         ----------------------
REITS - Office Property (16.14%)
Alexandria Real Estate Equities Inc (a)                            305,269                                              26,293
Boston Properties Inc (a)                                          894,921                                              84,561
Douglas Emmett Inc                                                 676,608                                              15,602
Highwoods Properties Inc (a)                                       695,692                                              22,631
Kilroy Realty Corp (a)                                             211,141                                              13,604
SL Green Realty Corp (a)                                           549,475                                              66,717
                                                                                                         ----------------------
                                                                                                                       229,408
                                                                                                         ----------------------
REITS - Regional Malls (14.19%)
General Growth Properties Inc                                     1,266,824                                             60,782
Simon Property Group Inc                                          1,308,648                                            113,238
Taubman Centers Inc (a)                                            577,985                                              27,795
                                                                                                         ----------------------
                                                                                                                       201,815
                                                                                                         ----------------------

REITS - Shopping Centers (11.78%)
Acadia Realty Trust (a)                                            878,016                                              20,221
Developers Diversified Realty Corp (a)                             894,830                                              42,952
Equity One Inc (a)                                                 541,721                                              12,503
Federal Realty Invs Trust                                          291,998                                              21,941
Inland Real Estate Corp                                            313,190                                               4,735
Kimco Realty Corp (a)                                              827,290                                              30,883
Kite Realty Group Trust (a)                                        211,450                                               3,375
Ramco-Gershenson Properties                                         77,390                                               2,492
Tanger Factory Outlet Centers                                      620,790                                              20,753
Weingarten Realty Investors (a)                                    210,425                                               7,703
                                                                                                         ----------------------
                                                                                                                       167,558
                                                                                                         ----------------------
REITS - Single Tenant (1.15%)
National Retail Properties Inc                                     752,980                                              16,310
                                                                                                         ----------------------

REITS - Storage (2.96%)
Public Storage Inc (a)                                             600,910                                              42,118
                                                                                                         ----------------------

REITS - Warehouse & Industrial (8.66%)
AMB Property Corp                                                  343,399                                              18,296
DCT Industrial Trust Inc (a)                                      1,034,749                                             10,140
Prologis (a)                                                      1,663,385                                             94,647
                                                                                                         ----------------------
                                                                                                                       123,083
                                                                                                         ----------------------
TOTAL COMMON STOCKS                                                                                   $              1,367,606
                                                                                                         ----------------------
                                                                  Principal
                                                                  Amount                                     Value (000's)
                                                                  (000's)
SHORT TERM INVESTMENTS (2.35%)
Commercial Paper (2.35%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                    33,390                                              33,390
                                                                                                         ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $                 33,390
                                                                                                         ----------------------
MONEY MARKET FUNDS (9.96%)
Money Center Banks (9.96%)
BNY Institutional Cash Reserve Fund (b)                            141,613                                             141,613
                                                                                                         ----------------------
TOTAL MONEY MARKET FUNDS                                                                              $                141,613
                                                                                                         ----------------------
Total Investments                                                                                     $              1,542,609
Liabilities in Excess of Other Assets, Net - (8.50)%                                                                 (120,858)
                                                                                                         ----------------------
TOTAL NET ASSETS - 100.00%                                                                            $              1,421,751
                                                                                                         ======================
                                                                                                         ----------------------

                                                                                                         ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                  $                111,764
Unrealized Depreciation                                                                                                 (185,360)
                                                                                                            ----------------------
Net Unrealized Appreciation (Depreciation)                                                                               (73,596)
Cost for federal income tax purposes                                                                                    1,616,205
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------ ---------------------------- ----------------------
REIT                                                                                                                      Percent
------------------------------------------------------------------------------ ---------------------------- ----------------------
REITS - Apartments                                                                                                         17.81%
REITS - Office Property                                                                                                    16.14%
REITS - Regional Malls                                                                                                     14.19%
REITS - Shopping Centers                                                                                                   11.78%
Money Center Banks                                                                                                          9.96%
REITS - Warehouse & Industrial                                                                                              8.66%
REITS - Hotels                                                                                                              6.44%
REITS - Diversified                                                                                                         6.11%
REITS - Healthcare                                                                                                          5.18%
Real Estate Operator & Developer                                                                                            2.97%
REITS - Storage                                                                                                             2.96%
Hotels & Motels                                                                                                             2.80%
Finance - Investment Banker & Broker                                                                                        2.35%
REITS - Single Tenant                                                                                                       1.15%
Liabilities in Excess of Other Assets, Net                                                                               (-8.50%)
                                                                                                            ----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                            ======================

Schedule of Investments

July 31, 2007 (unaudited)
SAM Balanced Portfolio

                                                                             Shares                   Value (000's)
                                                                                Held
INVESTMENT COMPANIES (99.96%)
Principal Investors Fund, Inc. Institutional Class (99.96%)
Disciplined LargeCap Blend Fund (a)                                          30,780,747         $               509,114
Diversified International Fund (a)                                           23,324,175                         359,659
Equity Income Fund I (a)                                                     29,259,588                         661,267
High Yield Fund II (a)                                                       24,782,057                         208,169
Income Fund (a)                                                              53,960,144                         480,245
International Emerging Markets Fund (a)                                       2,915,617                          94,349
LargeCap Growth Fund (a)                                                     95,911,401                         823,879
MidCap Stock Fund (a)                                                         8,322,380                         175,020
Money Market Fund (a)                                                        24,455,931                          24,456
Mortgage Securities Fund (a)                                                 76,849,756                         799,237
Real Estate Securities Fund (a)                                               4,522,282                          99,761
Short Term Income Fund (a)                                                    3,610,777                          41,777
SmallCap Growth Fund (a)(b)                                                   9,675,790                          91,436
SmallCap Value Fund (a)                                                       4,276,482                          76,549
West Coast Equity Fund (a)                                                    5,124,492                         232,037
                                                                                                              4,676,955
                                                                                                   ---------------------
TOTAL INVESTMENT COMPANIES                                                                      $             4,676,955
                                                                                                   ---------------------
Total Investments                                                                               $             4,676,955
Other Assets in Excess of Liabilities, Net - 0.04%                                                                1,933
                                                                                                   ---------------------
TOTAL NET ASSETS - 100.00%                                                                      $             4,678,888
                                                                                                   =====================
                                                                                                   ---------------------

                                                                                                   =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                         $               743,947
Unrealized Depreciation                                                                                        (38,224)
                                                                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                                                                      705,723
Cost for federal income tax purposes                                                                          3,971,232
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                       Percent
---------------------------------------------------------------------------------------- --------- ---------------------
Domestic Equity Funds                                                                                            57.05%
Fixed Income Funds                                                                                               33.21%
International Equity Funds                                                                                        9.70%
Other Assets in Excess of Liabilities, Net                                                                        0.04%
                                                                                                   ---------------------
TOTAL NET ASSETS                                                                                                100.00%
                                                                                                   =====================

Affiliated Securities
                                            October 31, 2006                            Purchases (c)
                                     -------------------------------            -------------------------------
                                            Shares                        Cost (000)                        Shares
                                     ---------------------           ---------------------           ---------------------
Disciplined LargeCap Blend                              -         $                     -                      35,338,723
   Fund

Diversified International Fund                          -                               -                      28,788,146
Equity Income Fund I                                    -                               -                      30,785,946
High Yield Fund II                                      -                               -                      25,998,995
Income Fund                                             -                               -                      55,801,935
International Emerging Markets                          -                               -                       3,076,939
   Fund

LargeCap Growth Fund                                    -                               -                      99,666,249
MidCap Stock Fund                                       -                               -                      11,572,256
Money Market Fund                                       -                               -                      91,959,191
Mortgage Securities Fund                                -                               -                      79,135,359
Real Estate Securities Fund                             -                               -                       5,710,764
Short Term Income Fund                                  -                               -                       3,926,911
SmallCap Growth Fund                                    -                               -                      10,459,083
SmallCap Value Fund                                     -                               -                       5,060,687
West Coast Equity Fund                                  -                               -                       6,502,933
WM Equity Income Fund                          25,452,906                         417,344                       1,486,126
WM Growth & Income Fund                        20,620,000                         452,890                       2,081,911
WM Growth Fund                                 42,293,680                         630,408                          78,510
WM High Yield Fund                             24,487,823                         193,002                       1,037,707
WM Income Fund                                 53,059,963                         484,795                         793,480
WM International Growth Fund                   29,041,873                         265,088                       6,847,393
WM Mid Cap Stock Fund                          11,303,897                         150,711                         596,820
WM REIT Fund                                    6,943,837                          76,669                       1,988,176
WM Short Term Income Fund                      18,996,851                          44,259                         201,982
WM Small Cap Growth Fund                        5,751,117                          58,356                               -
WM Small Cap Value Fund                         7,484,011                          74,512                       1,495,675
WM U.S. Government                             76,004,999                         816,140                         937,219
   Securities Fund

WM West Coast Equity Fund                       6,468,699                         217,529                         189,015
                                                                     ---------------------
                                                                  $             3,881,703
                                                                     =====================


                                                       Sales (c)                          July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Disciplined LargeCap Blend                               $     493,173                       4,557,976        $
   Fund

Diversified International Fund                                 334,026                       5,463,971
Equity Income Fund I                                           536,571                       1,526,358
High Yield Fund II                                             206,210                       1,216,938
Income Fund                                                    509,385                       1,841,791
International Emerging Markets                                  79,795                         161,322
   Fund

LargeCap Growth Fund                                           661,018                       3,754,848
MidCap Stock Fund                                              156,979                       3,249,876
Money Market Fund                                               91,959                      67,503,260
Mortgage Securities Fund                                       848,645                       2,285,603
Real Estate Securities Fund                                    106,950                       1,188,482
Short Term Income Fund                                          45,740                         316,134
SmallCap Growth Fund                                            58,613                         783,293
SmallCap Value Fund                                             89,261                         784,205
West Coast Equity Fund                                         219,223                       1,378,441
WM Equity Income Fund                                           32,646                      26,939,032
WM Growth & Income Fund                                         54,054                      22,701,911
WM Growth Fund                                                   1,416                      42,372,190
WM High Yield Fund                                               9,097                      25,525,530
WM Income Fund                                                   7,243                      53,853,443
WM International Growth Fund                                    78,894                      35,889,266
WM Mid Cap Stock Fund                                           12,670                      11,900,717
WM REIT Fund                                                    37,470                       8,932,013
WM Short Term Income Fund                                          469                      19,198,833
WM Small Cap Growth Fund                                             -                       5,751,117
WM Small Cap Value Fund                                         16,739                       8,979,686
WM U.S. Government                                               9,900                      76,942,218
   Securities Fund

WM West Coast Equity Fund                                        8,368                       6,657,714
                                                            -----------
                                                         $   4,706,514                                        $
                                                            ===========


                                        Income Distribution from               Realized Gain/Loss             Realized Gain/Loss
                                                                                                                     from
                                       Other Investment Companies                on Investments                Other Investment
                                                 000's                               000's                        Companies
                                                                                                                    000's
                                     -------------------------------     -------------------------------     ---------------------

Disciplined LargeCap Blend        $                               -   $                           2,295   $                     -
   Fund

Diversified International Fund                                    -                              -1,095                         -
Equity Income Fund I                                          5,856                               1,088                         -
High Yield Fund II                                            9,093                                 -81                         -
Income Fund                                                  15,252                                -678                         -
International Emerging Markets                                    -                                 544                         -
   Fund

LargeCap Growth Fund                                              -                               1,024                         -
MidCap Stock Fund                                                 -                              13,429                         -
Money Market Fund                                               846                                   -                         -
Mortgage Securities Fund                                     21,646                              -1,050                         -
Real Estate Securities Fund                                     350                                 494                         -
Short Term Income Fund                                        1,058                                -130                         -
SmallCap Growth Fund                                              -                                 645                         -
SmallCap Value Fund                                               -                                -154                         -
West Coast Equity Fund                                            -                               4,009                         -
WM Equity Income Fund                                         3,503                                 813                    29,144
WM Growth & Income Fund                                      10,455                               1,529                    43,599
WM Growth Fund                                                1,416                                 273                         -
WM High Yield Fund                                            3,755                                 -81                     4,481
WM Income Fund                                                6,004                                -235                         -
WM International Growth Fund                                 19,968                                 496                    58,926
WM Mid Cap Stock Fund                                         2,555                                 582                    10,115
WM REIT Fund                                                  3,674                               1,376                    33,796
WM Short Term Income Fund                                       397                                   -                         -
WM Small Cap Growth Fund                                          -                                   -                         -
WM Small Cap Value Fund                                       3,744                                 170                    12,995
WM U.S. Government                                            8,183                                -353                         -
   Securities Fund

WM West Coast Equity Fund                                     2,246                                 140                     6,121
                                     -------------------------------     -------------------------------     ---------------------
                                  $                         120,001   $                          25,050   $               199,177
                                     ===============================     ===============================     =====================

Schedule of Investments

July 31, 2007 (unaudited)
SAM Conservative Balanced Portfolio

                                                                       Shares                   Value (000's)
                                                                          Held
INVESTMENT COMPANIES (99.81%)
Principal Investors Fund, Inc. Institutional Class (99.81%)
Disciplined LargeCap Blend Fund (a)                                     2,796,858         $                46,260
Diversified International Fund (a)                                      2,082,065                          32,106
Equity Income Fund I (a)                                                2,662,615                          60,175
High Yield Fund II (a)                                                  4,255,140                          35,743
Income Fund (a)                                                        12,666,425                         112,731
International Emerging Markets Fund (a)                                   262,649                           8,499
LargeCap Growth Fund (a)                                                8,586,054                          73,754
MidCap Stock Fund (a)                                                     795,989                          16,740
Money Market Fund (a)                                                      26,357                              26
Mortgage Securities Fund (a)                                           16,112,272                         167,568
Real Estate Securities Fund (a)                                           431,984                           9,530
Short Term Income Fund (a)                                              3,028,176                          35,036
SmallCap Growth Fund (a)(b)                                               817,018                           7,721
SmallCap Value Fund (a)                                                   395,314                           7,076
West Coast Equity Fund (a)                                                471,535                          21,351
                                                                                                          634,316
                                                                                             ---------------------
TOTAL INVESTMENT COMPANIES                                                                $               634,316
                                                                                             ---------------------
Total Investments                                                                         $               634,316
Other Assets in Excess of Liabilities, Net - 0.19%                                                          1,230
                                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                                $               635,546
                                                                                             =====================
                                                                                             ---------------------

                                                                                             =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                67,960
Unrealized Depreciation                                                                                    (10,437)
                                                                                               ---------------------
Net Unrealized Appreciation (Depreciation)                                                                   57,523
Cost for federal income tax purposes                                                                        576,793
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------------------------ --------- ---------------------
Fund Type                                                                                                   Percent
------------------------------------------------------------------------------------ --------- ---------------------
Fixed Income Funds                                                                                           55.25%
Domestic Equity Funds                                                                                        38.17%
International Equity Funds                                                                                    6.39%
Other Assets in Excess of Liabilities, Net                                                                    0.19%
                                                                                               ---------------------
TOTAL NET ASSETS                                                                                            100.00%
                                                                                               =====================

Affiliated Securities
                                      October 31, 2006                            Purchases (c)
                                  ----------------------------            -------------------------------
                                      Shares                        Cost (000)                        Shares
                                  ------------------           ---------------------           ---------------------
Disciplined LargeCap Blend                        -         $                     -                       3,263,298
   Fund

Diversified International Fund                    -                               -                       2,612,339
Equity Income Fund I                              -                               -                       2,873,791
High Yield Fund II                                -                               -                       4,553,863
Income Fund                                       -                               -                      13,323,562
International Emerging Markets                    -                               -                         285,664
   Fund

LargeCap Growth Fund                              -                               -                       9,259,025
MidCap Stock Fund                                 -                               -                       1,081,806
Money Market Fund                                 -                               -                         826,415
Mortgage Securities Fund                          -                               -                      16,903,973
Real Estate Securities Fund                       -                               -                         539,830
Short Term Income Fund                            -                               -                       3,216,350
SmallCap Growth Fund                              -                               -                         890,072
SmallCap Value Fund                               -                               -                         425,050
West Coast Equity Fund                            -                               -                         601,041
WM Equity Income Fund                     2,638,136                          44,128                         101,824
WM Growth & Income Fund                   1,903,681                          40,775                         184,047
WM Growth Fund                            3,652,830                          53,622                           6,364
WM High Yield Fund                        4,266,214                          32,846                         273,518
WM Income Fund                           12,647,139                         116,667                         352,033
WM International Growth Fund              2,623,920                          22,773                               -
WM Mid Cap Stock Fund                     1,049,968                          15,368                          60,931
WM REIT Fund                                642,063                           7,301                         118,018
WM Short Term Income Fund                15,559,806                          36,688                         463,124
WM Small Cap Growth Fund                    476,428                           4,453                               -
WM Small Cap Value Fund                     621,416                           6,177                         147,327
WM U.S. Government                       16,048,811                         173,450                         314,385
   Securities Fund

WM West Coast Equity Fund                   593,608                          19,157                           7,473
                                                               ---------------------
                                                            $               573,405
                                                               =====================


                                                       Sales (c)                          July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Disciplined LargeCap Blend                               $      44,521                         466,440        $
   Fund

Diversified International Fund                                  29,160                         530,274
Equity Income Fund I                                            49,470                         211,176
High Yield Fund II                                              35,375                         298,723
Income Fund                                                    122,707                         657,137
International Emerging Markets                                   7,299                          23,015
   Fund

LargeCap Growth Fund                                            61,553                         672,971
MidCap Stock Fund                                               16,121                         285,817
Money Market Fund                                                  826                         800,058
Mortgage Securities Fund                                       182,268                         791,701
Real Estate Securities Fund                                     10,378                         107,846
Short Term Income Fund                                          37,866                         188,174
SmallCap Growth Fund                                             4,688                          73,054
SmallCap Value Fund                                              7,488                          29,736
West Coast Equity Fund                                          19,511                         129,506
WM Equity Income Fund                                            2,237                       2,739,960
WM Growth & Income Fund                                          4,779                       2,087,728
WM Growth Fund                                                     115                       3,659,194
WM High Yield Fund                                               2,398                       4,539,732
WM Income Fund                                                   3,213                      12,999,172
WM International Growth Fund                                         -                       2,623,920
WM Mid Cap Stock Fund                                            1,294                       1,110,899
WM REIT Fund                                                     2,226                         760,081
WM Short Term Income Fund                                        1,074                      16,022,930
WM Small Cap Growth Fund                                             -                         476,428
WM Small Cap Value Fund                                          1,650                         768,743
WM U.S. Government                                               3,321                      16,363,196
   Securities Fund

WM West Coast Equity Fund                                          331                         601,081
                                                            -----------
                                                         $     651,869                                        $
                                                         =====================              ===========



                                        Income Distribution from                Realized Gain/Loss             Realized Gain/Loss
                                                                                                                      from
                                       Other Investment Companies                 on Investments                Other Investment
                                                 000's                                000's                        Companies
                                                                                                                     000's
                                     -------------------------------      -------------------------------     ---------------------

Disciplined LargeCap Blend        $                               -    $                             388   $                     -
   Fund

Diversified International Fund                                    -                                  317                         -
Equity Income Fund I                                            538                                  195                         -
High Yield Fund II                                            1,567                                    3                         -
Income Fund                                                   3,587                                 -256                         -
International Emerging Markets                                    -                                  105                         -
   Fund

LargeCap Growth Fund                                              -                                  208                         -
MidCap Stock Fund                                                 -                                1,120                         -
Money Market Fund                                                 4                                    -                         -
Mortgage Securities Fund                                      4,528                                 -407                         -
Real Estate Securities Fund                                      33                                   29                         -
Short Term Income Fund                                          882                                  -74                         -
SmallCap Growth Fund                                              -                                   66                         -
SmallCap Value Fund                                               -                                  -16                         -
West Coast Equity Fund                                            -                                  373                         -
WM Equity Income Fund                                           360                                  131                     2,998
WM Growth & Income Fund                                         957                                  209                     3,971
WM Growth Fund                                                  122                                   45                         -
WM High Yield Fund                                              652                                    7                       778
WM Income Fund                                                1,427                                  -75                         -
WM International Growth Fund                                  1,801                                   63                     5,310
WM Mid Cap Stock Fund                                           237                                   73                       936
WM REIT Fund                                                    342                                  107                     3,135
WM Short Term Income Fund                                       321                                  -34                         -
WM Small Cap Growth Fund                                          -                                    1                         -
WM Small Cap Value Fund                                         311                                   14                     1,076
WM U.S. Government                                            1,721                                 -149                         -
   Securities Fund

WM West Coast Equity Fund                                       206                                   19                       560
                                     -------------------------------      -------------------------------     ---------------------
                                  $                          19,596    $                           2,462   $                18,764
                                     ===============================      ===============================     =====================

Schedule of Investments

July 31, 2007 (unaudited)
SAM Conservative Growth Portfolio

                                                                        Shares                   Value (000's)
                                                                           Held
INVESTMENT COMPANIES (100.02%)
Principal Investors Fund, Inc. Institutional Class (100.02%)
Disciplined LargeCap Blend Fund (a)                                     32,489,320         $               537,373
Diversified International Fund (a)                                      24,648,854                         380,085
Equity Income Fund I (a)                                                30,946,605                         699,393
High Yield Fund II (a)                                                  11,530,044                          96,853
Income Fund (a)                                                         18,416,254                         163,905
International Emerging Markets Fund (a)                                  3,114,886                         100,798
LargeCap Growth Fund (a)                                                98,729,777                         848,089
MidCap Stock Fund (a)                                                    9,525,787                         200,327
Money Market Fund (a)                                                      146,437                             146
Mortgage Securities Fund (a)                                            26,356,221                         274,105
Real Estate Securities Fund (a)                                          4,781,350                         105,477
SmallCap Growth Fund (a)(b)                                             10,708,290                         101,193
SmallCap Value Fund (a)                                                  4,585,212                          82,075
West Coast Equity Fund (a)                                               5,430,043                         245,872
                                                                                                         3,835,691
                                                                                              ---------------------
TOTAL INVESTMENT COMPANIES                                                                 $             3,835,691
                                                                                              ---------------------
Total Investments                                                                          $             3,835,691
Liabilities in Excess of Other Assets, Net - (0.02)%                                                         (803)
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $             3,834,888
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                    $               756,196
Unrealized Depreciation                                                                                   (10,339)
                                                                                              ---------------------
Net Unrealized Appreciation (Depreciation)                                                                 745,857
Cost for federal income tax purposes                                                                     3,089,834
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                  Percent
----------------------------------------------------------------------------------- --------- ---------------------
Domestic Equity Funds                                                                                       73.53%
Fixed Income Funds                                                                                          13.95%
International Equity Funds                                                                                  12.54%
Liabilities in Excess of Other Assets, Net                                                                (-0.02%)
                                                                                              ---------------------
TOTAL NET ASSETS                                                                                           100.00%
                                                                                              =====================

Affiliated Securities
                                               October 31, 2006                            Purchases (c)
                                        -------------------------------            -------------------------------
                                               Shares                        Cost (000)                        Shares
                                        ---------------------           ---------------------           ---------------------
Disciplined LargeCap Blend                                 -         $                     -                      38,537,327
   Fund

Diversified International Fund                             -                               -                      29,185,977
Equity Income Fund I                                       -                               -                      32,735,583
High Yield Fund II                                         -                               -                      12,104,377
Income Fund                                                -                               -                      19,084,459
International Emerging Markets                             -                               -                       3,272,651
   Fund

LargeCap Growth Fund                                       -                               -                     103,013,638
MidCap Stock Fund                                          -                               -                      12,214,473
Money Market Fund                                          -                               -                      74,151,156
Mortgage Securities Fund                                   -                               -                      27,320,991
Real Estate Securities Fund                                -                               -                       6,210,205
SmallCap Growth Fund                                       -                               -                      11,846,799
SmallCap Value Fund                                        -                               -                       5,723,706
West Coast Equity Fund                                     -                               -                       6,968,381
WM Equity Income Fund                             27,504,485                         467,414                       1,609,985
WM Growth & Income Fund                           22,272,138                         492,368                       2,273,550
WM Growth Fund                                    42,763,397                         658,049                          80,179
WM High Yield Fund                                11,065,461                          83,462                         470,294
WM Income Fund                                    16,355,389                         146,979                         244,810
WM International Growth Fund                      29,310,687                         271,032                       6,946,264
WM Mid Cap Stock Fund                             11,886,500                         157,167                         629,594
WM REIT Fund                                       7,497,473                          84,190                       2,165,539
WM Small Cap Growth Fund                           6,543,442                          70,201                               -
WM Small Cap Value Fund                            8,433,938                          83,943                       1,694,447
WM U.S. Government                                26,569,201                         284,969                         327,957
   Securities Fund

WM West Coast Equity Fund                          6,881,323                         232,958                         202,054
                                                                        ---------------------
                                                                     $             3,032,732
                                                                        =====================

                                                        Sales (c)                          July 31, 2007
                                                  ----------------------           ------------------------------
                                                             Cost (000)                   Shares
                                                  -          -----------           ---------------------
Disciplined LargeCap Blend                                $     541,766                       6,048,007        $
   Fund

Diversified International Fund                                  342,627                       4,537,123
Equity Income Fund I                                            584,143                       1,788,978
High Yield Fund II                                               92,587                         574,333
Income Fund                                                     171,650                         668,205
International Emerging Markets                                   84,730                         157,765
   Fund

LargeCap Growth Fund                                            704,156                       4,283,861
MidCap Stock Fund                                               164,569                       2,688,686
Money Market Fund                                                74,151                      74,004,719
Mortgage Securities Fund                                        292,788                         964,770
Real Estate Securities Fund                                     117,969                       1,428,855
SmallCap Growth Fund                                             70,010                       1,138,509
SmallCap Value Fund                                             101,029                       1,138,494
West Coast Equity Fund                                          236,918                       1,538,338
WM Equity Income Fund                                            35,367                      29,114,470
WM Growth & Income Fund                                          59,028                      24,545,688
WM Growth Fund                                                    1,446                      42,843,576
WM High Yield Fund                                                4,123                      11,535,755
WM Income Fund                                                    2,235                      16,600,199
WM International Growth Fund                                     80,028                      36,256,951
WM Mid Cap Stock Fund                                            13,366                      12,516,094
WM REIT Fund                                                     40,803                       9,663,012
WM Small Cap Growth Fund                                              -                       6,543,442
WM Small Cap Value Fund                                          18,961                      10,128,385
WM U.S. Government                                                3,464                      26,897,158
   Securities Fund

WM West Coast Equity Fund                                         8,945                       7,083,377
                                                             -----------
                                                          $   3,846,859                                        $
                                                             ===========




                                        Income Distribution from                Realized Gain/Loss             Realized Gain/Loss
                                                                                                                      from
                                       Other Investment Companies                 on Investments                Other Investment
                                                 000's                                000's                        Companies
                                                                                                                     000's
                                     -------------------------------      -------------------------------     ---------------------

Disciplined LargeCap Blend        $                               -    $                           3,549   $                     -
   Fund

Diversified International Fund                                    -                                 -620                         -
Equity Income Fund I                                          6,185                                1,186                         -
High Yield Fund II                                            4,222                                   -3                         -
Income Fund                                                   5,185                                 -181                         -
International Emerging Markets                                    -                                  331                         -
   Fund

LargeCap Growth Fund                                              -                               -1,620                         -
MidCap Stock Fund                                                 -                               10,642                         -
Money Market Fund                                               225                                    -                         -
Mortgage Securities Fund                                      7,438                                 -404                         -
Real Estate Securities Fund                                     371                                1,168                         -
SmallCap Growth Fund                                              -                                  864                         -
SmallCap Value Fund                                               -                                   86                         -
West Coast Equity Fund                                            -                                4,829                         -
WM Equity Income Fund                                         3,806                                  633                    31,562
WM Growth & Income Fund                                      11,395                                1,034                    47,632
WM Growth Fund                                                1,446                               -2,563                         -
WM High Yield Fund                                            1,703                                   -9                     2,031
WM Income Fund                                                1,852                                  -53                         -
WM International Growth Fund                                 20,258                                  383                    59,769
WM Mid Cap Stock Fund                                         2,696                                  457                    10,670
WM REIT Fund                                                  3,998                                1,065                    36,805
WM Small Cap Growth Fund                                          -                                  -13                         -
WM Small Cap Value Fund                                       4,237                                  171                    14,725
WM U.S. Government                                            2,864                                  -82                         -
   Securities Fund

WM West Coast Equity Fund                                     2,406                                   81                     6,539
                                     -------------------------------      -------------------------------     ---------------------
                                  $                          80,287    $                          20,931   $               209,733
                                     ===============================      ===============================     =====================


Schedule of Investments

July 31, 2007 (unaudited)
SAM Flexible Income Portfolio

                                                                         Shares                   Value (000's)
                                                                            Held
INVESTMENT COMPANIES (100.00%)
Principal Investors Fund, Inc. Institutional Class (100.00%)
Disciplined LargeCap Blend Fund (a)                                       2,683,819         $                44,390
Equity Income Fund I (a)                                                  1,867,188                          42,198
High Yield Fund II (a)                                                    6,105,186                          51,284
Income Fund (a)                                                          22,178,882                         197,392
LargeCap Growth Fund (a)                                                  7,189,340                          61,756
MidCap Stock Fund (a)                                                       854,457                          17,969
Mortgage Securities Fund (a)                                             24,092,010                         250,557
Real Estate Securities Fund (a)                                             360,467                           7,952
Short Term Income Fund (a)                                                8,152,336                          94,323
SmallCap Growth Fund (a)(b)                                                 871,259                           8,233
SmallCap Value Fund (a)                                                     412,679                           7,387
West Coast Equity Fund (a)                                                  227,971                          10,323
                                                                                                            793,764
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $               793,764
                                                                                               ---------------------
Total Investments                                                                           $               793,764
Liabilities in Excess of Other Assets, Net - 0.00%                                                             (24)
                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $               793,740
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                  $                64,822
Unrealized Depreciation                                                                                 (14,163)
                                                                                            ---------------------
Net Unrealized Appreciation (Depreciation)                                                                50,659
Cost for federal income tax purposes                                                                     743,105
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                Percent
--------------------------------------------------------------------------------- --------- ---------------------
Fixed Income Funds                                                                                        74.78%
Domestic Equity Funds                                                                                     25.22%
Other Assets in Excess of Liabilities, Net                                                                 0.00%
                                                                                            ---------------------
TOTAL NET ASSETS                                                                                         100.00%
                                                                                            =====================

Affiliated Securities
                                           October 31, 2006                            Purchases (c)
                                     ------------------------------            -------------------------------
                                           Shares                        Cost (000)                        Shares
                                     --------------------           ---------------------           ---------------------
Disciplined LargeCap Blend                             -         $                     -                       3,144,711
   Fund

Equity Income Fund I                                   -                               -                       2,075,816
High Yield Fund II                                     -                               -                       6,728,196
Income Fund                                            -                               -                      24,063,074
LargeCap Growth Fund                                   -                               -                       7,929,101
MidCap Stock Fund                                      -                               -                       1,160,291
Mortgage Securities Fund                               -                               -                      25,979,650
Real Estate Securities Fund                            -                               -                         379,580
Short Term Income Fund                                 -                               -                       8,885,932
SmallCap Growth Fund                                   -                               -                       1,061,545
SmallCap Value Fund                                    -                               -                         501,828
West Coast Equity Fund                                 -                               -                         252,260
WM Equity Income Fund                          1,774,927                          25,223                         101,824
WM Growth & Income Fund                        1,938,075                          36,710                         184,047
WM Growth Fund                                 3,621,984                          50,254                           6,364
WM High Yield Fund                             6,527,510                          48,482                         273,518
WM Income Fund                                23,672,049                         216,157                         352,033
WM Mid Cap Stock Fund                          1,181,439                          13,858                          60,931
WM REIT Fund                                     419,895                           4,191                         118,018
WM Short Term Income Fund                     43,913,189                         103,001                         463,124
WM Small Cap Growth Fund                         611,467                           4,959                               -
WM Small Cap Value Fund                          765,097                           7,615                         147,327
WM U.S. Government                            25,615,933                         275,879                         314,385
   Securities Fund

WM West Coast Equity Fund                        262,137                           6,583                           7,473
                                                                    ---------------------
                                                                 $               792,912
                                                                    =====================


                                                       Sales (c)                          July 31, 2007
                                                  ---------------------           ------------------------------
                                                            Cost (000)                   Shares
                                                            -----------           ---------------------
Disciplined LargeCap Blend                               $      38,075                         460,892        $
   Fund

Equity Income Fund I                                            32,175                         208,628
High Yield Fund II                                              50,302                         623,010
Income Fund                                                    219,419                       1,884,192
LargeCap Growth Fund                                            48,193                         739,761
MidCap Stock Fund                                               13,668                         305,834
Mortgage Securities Fund                                       279,248                       1,887,640
Real Estate Securities Fund                                      6,998                          19,113
Short Term Income Fund                                         104,095                         733,596
SmallCap Growth Fund                                             4,654                         190,286
SmallCap Value Fund                                              8,809                          89,149
West Coast Equity Fund                                           6,279                          24,289
WM Equity Income Fund                                            2,237                       1,876,751
WM Growth & Income Fund                                          4,779                       2,122,122
WM Growth Fund                                                     115                       3,628,348
WM High Yield Fund                                               2,398                       6,801,028
WM Income Fund                                                   3,213                      24,024,082
WM Mid Cap Stock Fund                                            1,294                       1,242,370
WM REIT Fund                                                     2,226                         537,913
WM Short Term Income Fund                                        1,074                      44,376,313
WM Small Cap Growth Fund                                             -                         611,467
WM Small Cap Value Fund                                          1,650                         912,424
WM U.S. Government                                               3,321                      25,930,318
   Securities Fund

WM West Coast Equity Fund                                          331                         269,610
                                                            -----------
                                                         $     834,553                                        $
                                                            ===========



                                        Income Distribution from               Realized Gain/Loss               Realized Gain/Loss
                                                                                                                       from
                                       Other Investment Companies                on Investments                  Other Investment
                                                 000's                               000's                          Companies
                                                                                                                      000's
                                     -------------------------------     -------------------------------       ---------------------

Disciplined LargeCap Blend        $                               -   $                             633     $                     -
   Fund

Equity Income Fund I                                            382                                 186                           -
High Yield Fund II                                            2,264                                 185                           -
Income Fund                                                   6,368                                -493                           -
LargeCap Growth Fund                                              -                                 404                           -
MidCap Stock Fund                                                 -                               2,361                           -
Mortgage Securities Fund                                      6,878                                -891                           -
Real Estate Securities Fund                                      28                                 -49                           -
Short Term Income Fund                                        2,398                                -252                           -
SmallCap Growth Fund                                              -                                 694                           -
SmallCap Value Fund                                               -                                  41                           -
West Coast Equity Fund                                            -                                 331                           -
WM Equity Income Fund                                           238                                 270                       1,999
WM Growth & Income Fund                                         934                                 834                       3,846
WM Growth Fund                                                  115                                 153                           -
WM High Yield Fund                                              984                                  60                       1,175
WM Income Fund                                                2,638                                -211                           -
WM Mid Cap Stock Fund                                           258                                 264                       1,035
WM REIT Fund                                                    219                                 166                       2,007
WM Short Term Income Fund                                       900                                -106                           -
WM Small Cap Growth Fund                                          -                                 108                           -
WM Small Cap Value Fund                                         370                                  62                       1,280
WM U.S. Government                                            2,720                                -398                           -
   Securities Fund

WM West Coast Equity Fund                                        88                                 130                         243
                                     -------------------------------     -------------------------------       ---------------------
                                  $                          27,782   $                           4,482     $                11,585
                                     ===============================     ===============================       =====================

Schedule of Investments

July 31, 2007 (unaudited)
SAM Strategic Growth Portfolio

                                                                               Shares                   Value (000's)
                                                                                  Held
INVESTMENT COMPANIES (100.12%)
Principal Investors Fund, Inc. Institutional Class (100.12%)
Disciplined LargeCap Blend Fund (a)                                            22,799,385         $               377,102
Diversified International Fund (a)                                             17,223,451                         265,586
Equity Income Fund I (a)                                                       20,663,813                         467,002
High Yield Fund II (a)                                                         10,929,693                          91,809
International Emerging Markets Fund (a)                                         2,123,184                          68,706
LargeCap Growth Fund (a)                                                       67,773,424                         582,174
MidCap Stock Fund (a)                                                           7,220,675                         151,851
Money Market Fund (a)                                                              12,021                              12
Real Estate Securities Fund (a)                                                 3,354,534                          74,001
SmallCap Growth Fund (a)(b)                                                     7,199,484                          68,035
SmallCap Value Fund (a)                                                         3,182,344                          56,964
West Coast Equity Fund (a)                                                      4,014,932                         181,796
                                                                                                                2,385,038
                                                                                                     ---------------------
TOTAL INVESTMENT COMPANIES                                                                        $             2,385,038
                                                                                                     ---------------------
Total Investments                                                                                 $             2,385,038
Liabilities in Excess of Other Assets, Net - (0.12)%                                                              (2,767)
                                                                                                     ---------------------
TOTAL NET ASSETS - 100.00%                                                                        $             2,382,271
                                                                                                     =====================
                                                                                                     ---------------------

                                                                                                     =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                              $               472,812
Unrealized Depreciation                                                                                              (5,082)
                                                                                                        ---------------------
Net Unrealized Appreciation (Depreciation)                                                                           467,730
Cost for federal income tax purposes                                                                               1,917,308
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------------- --------- ---------------------
Fund Type                                                                                                            Percent
--------------------------------------------------------------------------------------------- --------- ---------------------
Domestic Equity Funds                                                                                                 82.23%
International Equity Funds                                                                                            14.03%
Fixed Income Funds                                                                                                     3.86%
Liabilities in Excess of Other Assets, Net                                                                          (-0.12%)
                                                                                                        ---------------------
TOTAL NET ASSETS                                                                                                     100.00%
                                                                                                        =====================

Affiliated Securities
                                          October 31, 2006                            Purchases (c)
                                   -------------------------------            -------------------------------
                                          Shares                        Cost (000)                        Shares
                                   ---------------------           ---------------------           ---------------------
Disciplined LargeCap Blend                            -         $                     -                      25,183,407
   Fund

Diversified International Fund                        -                               -                      20,588,005
Equity Income Fund I                                  -                               -                      21,742,278
High Yield Fund II                                    -                               -                      11,513,793
International Emerging Markets                        -                               -                       2,223,162
   Fund

LargeCap Growth Fund                                  -                               -                      70,352,626
MidCap Stock Fund                                     -                               -                       9,214,889
Money Market Fund                                     -                               -                      52,212,022
Real Estate Securities Fund                           -                               -                       3,810,898
SmallCap Growth Fund                                  -                               -                       7,828,707
SmallCap Value Fund                                   -                               -                       3,785,480
West Coast Equity Fund                                -                               -                       4,871,168
WM Equity Income Fund                        17,820,458                         309,225                       1,044,964
WM Growth & Income Fund                      14,473,059                         328,409                       1,482,094
WM Growth Fund                               30,645,273                         498,815                          57,614
WM High Yield Fund                           10,830,531                          85,272                         461,838
WM International Growth Fund                 20,558,682                         196,492                       4,891,713
WM Mid Cap Stock Fund                         8,896,395                         116,665                         471,683
WM REIT Fund                                  4,578,008                          53,492                       1,319,782
WM Small Cap Growth Fund                      4,302,818                          48,085                               -
WM Small Cap Value Fund                       5,530,801                          55,067                       1,115,822
WM West Coast Equity Fund                     4,770,979                         160,891                         140,389
                                                                   ---------------------
                                                                $             1,852,413
                                                                   =====================


                                                      Sales (c)                          July 31, 2007
                                                  --------------------           ------------------------------
                                                           Cost (000)                   Shares
                                                           -----------           ---------------------
Disciplined LargeCap Blend                              $     362,779                       2,384,022        $
   Fund

Diversified International Fund                                248,425                       3,364,554
Equity Income Fund I                                          396,675                       1,078,465
High Yield Fund II                                             91,275                         584,100
International Emerging Markets                                 57,394                          99,978
   Fund

LargeCap Growth Fund                                          504,085                       2,579,202
MidCap Stock Fund                                             123,782                       1,994,214
Money Market Fund                                              52,212                      52,200,001
Real Estate Securities Fund                                    74,570                         456,364
SmallCap Growth Fund                                           48,320                         629,223
SmallCap Value Fund                                            66,916                         603,136
West Coast Equity Fund                                        165,397                         856,236
WM Equity Income Fund                                          22,955                      18,865,422
WM Growth & Income Fund                                        38,479                      15,955,153
WM Growth Fund                                                  1,039                      30,702,887
WM High Yield Fund                                              4,049                      11,292,369
WM International Growth Fund                                   56,352                      25,450,395
WM Mid Cap Stock Fund                                          10,013                       9,368,078
WM REIT Fund                                                   24,866                       5,897,790
WM Small Cap Growth Fund                                            -                       4,302,818
WM Small Cap Value Fund                                        12,486                       6,646,623
WM West Coast Equity Fund                                       6,215                       4,911,368
                                                           -----------
                                                        $   2,368,284                                        $
                                                           ===========


                                        Income Distribution from              Realized Gain/Loss             Realized Gain/Loss
                                                                                                                    from
                                       Other Investment Companies               on Investments                Other Investment
                                                 000's                              000's                        Companies
                                                                                                                   000's
                                     -------------------------------    -------------------------------     ---------------------

Disciplined LargeCap Blend        $                               -  $                             625   $                     -
   Fund

Diversified International Fund                                    -                             -2,926                         -
Equity Income Fund I                                          4,120                                582                         -
High Yield Fund II                                            4,016                                  2                         -
International Emerging Markets                                    -                                366                         -
   Fund

LargeCap Growth Fund                                              -                             -8,776                         -
MidCap Stock Fund                                                 -                              7,870                         -
Money Market Fund                                                76                                  -                         -
Real Estate Securities Fund                                     259                               -354                         -
SmallCap Growth Fund                                              -                                731                         -
SmallCap Value Fund                                               -                               -225                         -
West Coast Equity Fund                                            -                              2,806                         -
WM Equity Income Fund                                         2,473                                314                    20,483
WM Growth & Income Fund                                       7,427                                504                    31,052
WM Growth Fund                                                1,039                             -1,343                         -
WM High Yield Fund                                            1,667                                 -5                     1,987
WM International Growth Fund                                 14,275                                157                    42,077
WM Mid Cap Stock Fund                                         2,024                                340                     7,989
WM REIT Fund                                                  2,438                                640                    22,428
WM Small Cap Growth Fund                                          -                                 -4                         -
WM Small Cap Value Fund                                       2,789                                 92                     9,696
WM West Coast Equity Fund                                     1,674                                 34                     4,541
                                     -------------------------------    -------------------------------     ---------------------
                                  $                          44,277  $                           1,430   $               140,253
                                     ===============================    ===============================     =====================

Schedule of Investments

July 31, 2007 (unaudited)
Short-Term Bond Fund

                                                                    Principal
                                                                    Amount                             Value (000's)
                                                                     (000's)
BONDS (83.70%)
Aerospace & Defense (0.05%)
Raytheon Co
6.75%, 8/15/2007                                                 $        131                    $                   131
                                                                                                    ---------------------

Aerospace & Defense Equipment (0.21%)
Sequa Corp
9.00%, 8/ 1/2009                                                          550                                        572
                                                                                                    ---------------------

Agricultural Operations (0.25%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                         700                                        689
                                                                                                    ---------------------

Airlines (0.10%)
American Airlines Inc
7.25%, 2/ 5/2009                                                          275                                        270
                                                                                                    ---------------------

Apparel Manufacturers (0.14%)
Levi Strauss & Co
12.25%, 12/15/2012                                                        375                                        399
                                                                                                    ---------------------

Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                                      200                                        200
                                                                                                    ---------------------

Asset Backed Securities (2.64%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                                  475                                        475
Chase Funding Mortgage Loan Asset-Backed Certificates
5.55%, 12/25/2033 (a)                                                     115                                        115
Citigroup Mortgage Loan Trust Inc
5.47%, 3/25/2037 (a)(b)                                                   400                                        399
Countrywide Asset-Backed Certificates
5.57%, 4/25/2036 (a)(b)                                                   500                                        498
5.82%, 2/25/2037 (a)                                                      575                                        555
6.02%, 9/25/2046 (a)                                                    1,900                                      1,903
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)                                                     142                                        141
5.56%, 2/15/2036 (a)(b)                                                   475                                        475
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                       22                                         22
First Horizon ABS Trust
5.45%, 10/25/2026 (a)                                                     587                                        584
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                   239                                        236
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                      200                                        199
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                      925                                        927
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                        5                                          5
5.54%, 1/25/2036 (a)(b)(c)                                                364                                        357

Asset Backed Securities
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                                  475                                        473
                                                                                                    ---------------------
                                                                                                                   7,364
                                                                                                    ---------------------
Auto - Car & Light Trucks (0.41%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                                          250                                        246
5.79%, 3/13/2009 (a)                                                      375                                        376
5.88%, 3/15/2011                                                          525                                        527
                                                                                                    ---------------------
                                                                                                                   1,149
                                                                                                    ---------------------
Auto/Truck Parts & Equipment - Original (0.15%)
Tenneco Inc
10.25%, 7/15/2013                                                         400                                        426
                                                                                                    ---------------------

Automobile Sequential (0.83%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                                      185                                        186
5.52%, 3/15/2011 (a)                                                      500                                        502
Capital One Prime Auto Receivables Trust
3.11%, 11/15/2010                                                         300                                        299
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                   106                                        106
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (a)                                                      350                                        348
5.60%, 10/15/2012                                                         435                                        440
WFS Financial Owner Trust
4.50%, 5/17/2013                                                          425                                        421
                                                                                                    ---------------------
                                                                                                                   2,302
                                                                                                    ---------------------
Beverages - Non-Alcoholic (0.38%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                         400                                        388
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                          350                                        355
PepsiAmericas Inc
5.75%, 7/31/2012                                                          305                                        309
                                                                                                    ---------------------
                                                                                                                   1,052
                                                                                                    ---------------------
Brewery (0.02%)
Coors Brewing Co
6.38%, 5/15/2012                                                           49                                         51
                                                                                                    ---------------------

Broadcasting Services & Programming (0.17%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                          475                                        470
                                                                                                    ---------------------

Building - Residential & Commercial (0.30%)
Centex Corp
4.75%, 1/15/2008                                                          550                                        546
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                        300                                        300
                                                                                                    ---------------------
                                                                                                                     846
                                                                                                    ---------------------
Building & Construction Products - Miscellaneous (0.15%)
CRH America Inc
6.95%, 3/15/2012                                                          400                                        414
                                                                                                    ---------------------


Building Products - Cement & Aggregate (0.19%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (a)                                                      530                                        530
                                                                                                    ---------------------

Building Products - Wood (0.12%)
Masco Corp
5.66%, 3/12/2010 (a)                                                      335                                        332
                                                                                                    ---------------------

Cable TV (1.10%)
Comcast Corp
5.66%, 7/14/2009 (a)                                                      650                                        649
5.45%, 11/15/2010                                                         300                                        299
COX Communications Inc
4.63%, 1/15/2010                                                          475                                        464
7.13%, 10/ 1/2012                                                         300                                        313
CSC Holdings Inc
7.88%, 12/15/2007                                                         500                                        500
Echostar DBS Corp
5.75%, 10/ 1/2008                                                         300                                        298
Rogers Cable Inc
7.88%, 5/ 1/2012                                                          500                                        539
                                                                                                    ---------------------
                                                                                                                   3,062
                                                                                                    ---------------------
Casino Hotels (0.16%)
Mandalay Resort Group
9.50%, 8/ 1/2008                                                          250                                        259
Mirage Resorts Inc
6.75%, 8/ 1/2007                                                          200                                        200
                                                                                                    ---------------------
                                                                                                                     459
                                                                                                    ---------------------
Cellular Telecommunications (0.46%)
America Movil SAB de CV
5.46%, 6/27/2008 (a)(b)(c)                                                350                                        350
Rogers Wireless Inc
7.25%, 12/15/2012                                                         425                                        449
Vodafone Group PLC
5.70%, 6/15/2011 (a)(b)                                                   475                                        477
                                                                                                    ---------------------
                                                                                                                   1,276
                                                                                                    ---------------------
Chemicals - Diversified (0.08%)
Huntsman LLC
11.50%, 7/15/2012                                                         200                                        220
                                                                                                    ---------------------

Chemicals - Specialty (0.09%)
Equistar Chemicals LP
8.75%, 2/15/2009                                                          250                                        256
                                                                                                    ---------------------

Coatings & Paint (0.15%)
Valspar Corp
5.63%, 5/ 1/2012                                                          430                                        429
                                                                                                    ---------------------

Commercial Banks (0.71%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(c)                                                   305                                        296
Colonial Bank NA/Montgomery AL
9.38%, 6/ 1/2011                                                          575                                        646
Glitnir Banki HF
5.52%, 10/15/2008 (a)(c)                                                  200                                        200
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                     375                                        390

Commercial Banks
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (a)(c)                                                   180                                        180
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                          250                                        268
                                                                                                    ---------------------
                                                                                                                   1,980
                                                                                                    ---------------------
Commercial Services - Finance (0.03%)
Equifax Inc
4.95%, 11/ 1/2007                                                          90                                         90
                                                                                                    ---------------------

Computer Services (0.20%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                          150                                        143
Unisys Corp
7.88%, 4/ 1/2008                                                          425                                        421
                                                                                                    ---------------------
                                                                                                                     564
                                                                                                    ---------------------
Computers - Memory Devices (0.12%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009 (a)                                                     150                                        149
6.38%, 10/ 1/2011                                                         200                                        194
                                                                                                    ---------------------
                                                                                                                     343
                                                                                                    ---------------------
Containers - Metal & Glass (0.23%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                          379                                        384
Vitro SAB de CV
8.63%, 2/ 1/2012 (c)                                                      255                                        247
                                                                                                    ---------------------
                                                                                                                     631
                                                                                                    ---------------------
Containers - Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012                                                          175                                        177
                                                                                                    ---------------------

Credit Card Asset Backed Securities (1.52%)
American Express Credit Account Master Trust
5.72%, 9/15/2010 (a)(b)                                                   250                                        250
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                                  750                                        752
Chase Credit Card Master Trust
5.65%, 1/17/2011 (a)                                                      750                                        753
Citibank Credit Card Issuance Trust
6.50%, 12/15/2009 (a)                                                     650                                        652
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                          700                                        708
Discover Card Master Trust I
5.50%, 4/16/2010 (a)                                                      350                                        350
GE Capital Credit Card Master Note Trust
5.49%, 3/15/2013 (a)                                                      175                                        175
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                                     600                                        599
                                                                                                    ---------------------
                                                                                                                   4,239
                                                                                                    ---------------------
Cruise Lines (0.12%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                         225                                        225
6.75%, 3/15/2008                                                          100                                        100
                                                                                                    ---------------------
                                                                                                                     325
                                                                                                    ---------------------

Data Processing & Management (0.15%)
Fidelity National Information Services
4.75%, 9/15/2008                                                          415                                        408
                                                                                                    ---------------------

Diversified Financial Services (0.20%)
TNK-BP Finance SA
6.13%, 3/20/2012 (c)                                                      575                                        551
                                                                                                    ---------------------

Diversified Operations (0.22%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (a)(c)                                                   600                                        601
                                                                                                    ---------------------

Drug Delivery Systems (0.10%)
Hospira Inc
5.55%, 3/30/2012                                                          280                                        280
                                                                                                    ---------------------

Electric - Generation (0.15%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                        122                                        132
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                         267                                        284
                                                                                                    ---------------------
                                                                                                                     416
                                                                                                    ---------------------
Electric - Integrated (3.70%)
Arizona Public Service Co
6.38%, 10/15/2011                                                       1,100                                      1,124
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                          250                                        248
6.15%, 3/15/2012                                                          480                                        487
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                          750                                        759
Dominion Resources Inc/VA
5.66%, 9/28/2007 (a)                                                      270                                        270
5.69%, 5/15/2008                                                          225                                        225
DTE Energy Co
5.63%, 8/16/2007 (b)                                                      425                                        425
6.65%, 4/15/2009 (d)                                                      375                                        382
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                           75                                         74
6.11%, 12/ 8/2008 (a)(c)                                                  200                                        201
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                         400                                        399
Entergy Mississippi Inc
5.15%, 2/ 1/2013                                                          375                                        363
Exelon Corp
4.45%, 6/15/2010                                                          300                                        291
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                         700                                        721
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                     150                                        151
Northeast Utilities
3.30%, 6/ 1/2008                                                          250                                        245
Ohio Power Co
5.54%, 4/ 5/2010 (a)                                                      390                                        390
Oncor Electric Delivery Co
5.00%, 9/ 1/2007                                                          170                                        170
5.74%, 9/16/2008 (a)(c)                                                   135                                        135
Pepco Holdings Inc
5.50%, 8/15/2007                                                           70                                         70

Electric - Integrated
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                          400                                        405
PSEG Power LLC
3.75%, 4/ 1/2009                                                          525                                        511
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                         190                                        188
Scottish Power PLC
4.91%, 3/15/2010                                                          450                                        446
Tampa Electric Co
5.38%, 8/15/2007                                                          300                                        300
Texas Competitive Electric Holdings Co
6.13%, 3/15/2008                                                          225                                        225
5.86%, 9/16/2008 (a)(c)                                                   400                                        400
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                          100                                        100
Transelec SA
7.88%, 4/15/2011                                                          575                                        608
                                                                                                    ---------------------
                                                                                                                  10,313
                                                                                                    ---------------------
Electronic Components - Miscellaneous (0.13%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                          375                                        373
                                                                                                    ---------------------

Electronic Components - Semiconductors (0.30%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                          280                                        278
National Semiconductor Corp
5.61%, 6/15/2010 (a)                                                      550                                        550
                                                                                                    ---------------------
                                                                                                                     828
                                                                                                    ---------------------
Electronic Connectors (0.10%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                          275                                        276
                                                                                                    ---------------------

Finance - Auto Loans (0.44%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011                                                          175                                        177
8.11%, 1/13/2012 (a)                                                      300                                        286
GMAC LLC
6.31%, 11/30/2007                                                         100                                         99
6.61%, 5/15/2009 (a)                                                      275                                        265
6.00%, 12/15/2011                                                         135                                        122
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                                      270                                        264
                                                                                                    ---------------------
                                                                                                                   1,213
                                                                                                    ---------------------
Finance - Commercial (0.41%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                      350                                        346
5.64%, 7/28/2011 (a)                                                      350                                        346
5.80%, 7/28/2011                                                          175                                        175
Textron Financial Corp
6.81%, 11/15/2007 (a)                                                     275                                        276
                                                                                                    ---------------------
                                                                                                                   1,143
                                                                                                    ---------------------
Finance - Consumer Loans (0.58%)
American General Finance Corp
4.88%, 5/15/2010                                                          375                                        371
HSBC Finance Corp
5.64%, 11/16/2009 (a)(b)                                                  475                                        477
5.71%, 9/14/2012 (a)                                                      325                                        320

Finance - Consumer Loans
SLM Corp
3.77%, 3/ 2/2009 (a)(b)                                                   475                                        449
                                                                                                    ---------------------
                                                                                                                   1,617
                                                                                                    ---------------------
Finance - Credit Card (0.18%)
Capital One Bank
5.75%, 9/15/2010                                                          500                                        502
                                                                                                    ---------------------

Finance - Investment Banker & Broker (1.99%)
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (a)                                                      470                                        469
Credit Suisse USA Inc
5.47%, 6/ 2/2008 (a)(b)                                                   550                                        550
Goldman Sachs Group Inc/The
5.56%, 3/ 2/2010 (a)                                                      300                                        301
6.88%, 1/15/2011                                                          450                                        467
5.54%, 2/ 6/2012 (a)                                                      175                                        171
Jefferies Group Inc
5.88%, 6/ 8/2014                                                          575                                        560
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                         335                                        318
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (a)(b)                                                  350                                        350
6.00%, 7/19/2012                                                          450                                        450
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (a)(b)                                                   150                                        150
3.73%, 3/ 2/2009 (a)                                                      195                                        187
5.58%, 2/ 5/2010 (a)                                                      200                                        199
5.56%, 11/ 1/2011 (a)                                                     300                                        298
5.59%, 6/ 5/2012 (a)(b)                                                   250                                        245
Morgan Stanley
5.64%, 1/15/2010 (a)                                                      455                                        455
5.63%, 1/ 9/2012                                                          375                                        373
                                                                                                    ---------------------
                                                                                                                   5,543
                                                                                                    ---------------------
Finance - Leasing Company (0.31%)
Case Credit Corp
6.75%, 10/21/2007                                                         200                                        197
International Lease Finance Corp
5.80%, 8/15/2007                                                          165                                        165
5.76%, 1/15/2010 (a)                                                      100                                        101
5.30%, 5/ 1/2012                                                          400                                        397
                                                                                                    ---------------------
                                                                                                                     860
                                                                                                    ---------------------
Finance - Mortgage Loan/Banker (3.14%)
Countrywide Financial Corp
5.61%, 5/ 5/2008 (a)                                                      380                                        380
5.63%, 12/19/2008 (a)                                                     230                                        229
5.80%, 6/ 7/2012                                                          375                                        360
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                                   380                                        381
5.57%, 3/25/2035 (a)                                                      148                                        148
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)(b)                                                   417                                        418
Freddie Mac
5.13%, 12/15/2013                                                         530                                        520
5.50%, 1/15/2017                                                           55                                         55
4.00%, 1/15/2022                                                          344                                        342
5.77%, 6/15/2023 (a)                                                      304                                        307
5.72%, 7/15/2023 (a)                                                    1,225                                      1,226

Finance - Mortgage Loan/Banker
Freddie Mac (continued)
5.52%, 4/15/2030 (a)(b)                                                   165                                        165
5.62%, 10/15/2034 (a)                                                     211                                        211
Ginnie Mae
1.81%, 10/16/2012 (a)                                                   8,044                                        305
3.96%, 6/16/2031                                                        1,875                                      1,812
1.12%, 2/16/2047 (a)                                                   15,225                                        952
Residential Capital LLC
5.86%, 6/ 9/2008 (a)(b)                                                   225                                        216
6.46%, 5/22/2009 (a)                                                      750                                        713
                                                                                                    ---------------------
                                                                                                                   8,740
                                                                                                    ---------------------
Finance - Other Services (0.23%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                          200                                        208
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)                                                  425                                        441
                                                                                                    ---------------------
                                                                                                                     649
                                                                                                    ---------------------
Financial Guarantee Insurance (0.12%)
MGIC Investment Corp
5.63%, 9/15/2011                                                          350                                        348
                                                                                                    ---------------------

Food - Miscellaneous/Diversified (0.13%)
General Mills Inc
5.49%, 1/22/2010 (a)(b)                                                   350                                        350
                                                                                                    ---------------------

Food - Retail (0.30%)
Kroger Co/The
6.38%, 3/ 1/2008                                                          485                                        487
Safeway Inc
6.50%, 11/15/2008                                                         175                                        177
5.71%, 3/27/2009 (a)                                                      175                                        175
                                                                                                    ---------------------
                                                                                                                     839
                                                                                                    ---------------------
Gas - Distribution (0.52%)
Sempra Energy
5.83%, 5/21/2008 (a)                                                      250                                        250
4.75%, 5/15/2009                                                          150                                        149
7.95%, 3/ 1/2010                                                          600                                        635
Southern California Gas Co
5.53%, 12/ 1/2009 (a)                                                     100                                        100
Southern Union Co
6.15%, 8/16/2008                                                          300                                        302
                                                                                                    ---------------------
                                                                                                                   1,436
                                                                                                    ---------------------
Health Care Cost Containment (0.26%)
McKesson Corp
5.25%, 3/ 1/2013                                                          750                                        730
                                                                                                    ---------------------

Home Equity - Other (5.54%)
ACE Securities Corp
5.53%, 8/25/2035 (a)(b)                                                   744                                        743
5.52%, 10/25/2035 (a)                                                     400                                        400
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                        4                                          4
Bear Stearns Asset Backed Securities Trust
5.92%, 3/25/2034 (a)(b)                                                   409                                        399
5.50%, 6/25/2047 (a)(b)                                                   950                                        947
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                    1,825                                      1,792
Home Equity - Other
Countrywide Asset-Backed Certificates (continued)
5.71%, 11/25/2035 (a)                                                   1,450                                      1,442
First NLC Trust
5.65%, 5/25/2035 (a)                                                      297                                        294
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                                      498                                        494
5.75%, 10/25/2036                                                         950                                        949
6.05%, 12/25/2037 (a)                                                     635                                        637
GSAA Trust
6.04%, 7/25/2036                                                          900                                        904
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (a)                                                    1,400                                      1,399
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)(b)                                                  231                                        231
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)(b)                                                   575                                        566
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                                       19                                         20
Morgan Stanley ABS Capital I
5.57%, 9/25/2035 (a)(b)                                                   800                                        800
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                                       17                                         17
Option One Mortgage Loan Trust
5.56%, 2/25/2035 (a)(b)                                                     6                                          6
5.54%, 5/25/2035 (a)(b)                                                   106                                        106
5.77%, 3/25/2037 (a)                                                      500                                        478
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                                    1,375                                      1,372
Residential Asset Securities Corp
4.47%, 3/25/2032                                                          998                                        984
6.47%, 3/25/2035 (a)                                                       50                                         47
5.52%, 5/25/2035 (a)(b)                                                   152                                        153
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (a)(b)                                                   250                                        249
                                                                                                    ---------------------
                                                                                                                  15,433
                                                                                                    ---------------------
Home Equity - Sequential (2.28%)
BNC Mortgage Loan Trust
5.49%, 7/25/2037 (a)(e)                                                   726                                        719
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                        2,000                                      1,998
5.56%, 4/25/2036                                                        1,000                                        989
5.51%, 8/25/2036                                                          570                                        568
5.81%, 11/25/2036                                                       1,250                                      1,247
New Century Home Equity Loan Trust
4.76%, 11/25/2033                                                         837                                        830
                                                                                                    ---------------------
                                                                                                                   6,351
                                                                                                    ---------------------
Industrial Automation & Robots (0.07%)
Intermec Inc
7.00%, 3/15/2008                                                          200                                        199
                                                                                                    ---------------------

Insurance Brokers (0.08%)
Marsh & McLennan Cos Inc
3.63%, 2/15/2008                                                          220                                        217
                                                                                                    ---------------------

Life & Health Insurance (0.98%)
Cigna Corp
7.00%, 1/15/2011                                                          375                                        393

Life & Health Insurance
Lincoln National Corp
6.05%, 4/20/2067 (a)                                                      210                                        197
Pacific Life Global Funding
5.59%, 6/22/2011 (a)(c)                                                   175                                        175
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                          550                                        551
Prudential Financial Inc
5.51%, 6/13/2008 (a)                                                      250                                        250
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                         510                                        539
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (a)(c)                                                   175                                        175
Unum Group
6.00%, 5/15/2008                                                          175                                        175
5.86%, 5/15/2009                                                          275                                        277
                                                                                                    ---------------------
                                                                                                                   2,732
                                                                                                    ---------------------
Machinery - Farm (0.19%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                          505                                        530
                                                                                                    ---------------------

Medical - Drugs (0.17%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)                                                     225                                        228
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013                                                         250                                        242
                                                                                                    ---------------------
                                                                                                                     470
                                                                                                    ---------------------
Medical - HMO (0.21%)
Coventry Health Care Inc
5.95%, 3/15/2017                                                          210                                        200
UnitedHealth Group Inc
5.54%, 6/21/2010 (a)(c)                                                   375                                        375
                                                                                                    ---------------------
                                                                                                                     575
                                                                                                    ---------------------
Medical - Wholesale Drug Distribution (0.32%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(c)                                                  300                                        300
5.65%, 6/15/2012 (c)                                                      600                                        603
                                                                                                    ---------------------
                                                                                                                     903
                                                                                                    ---------------------
Metal - Diversified (0.02%)
Falconbridge Ltd
7.25%, 7/15/2012                                                           55                                         59
                                                                                                    ---------------------

Metal Processors & Fabrication (0.11%)
Timken Co
5.75%, 2/15/2010                                                          300                                        301
                                                                                                    ---------------------

Mortgage Backed Securities (34.19%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(c)                                                775                                        773
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                   734                                        733
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                         170                                        171
6.85%, 4/15/2036                                                          200                                        208
0.16%, 9/10/2045                                                       85,305                                        774
0.08%, 10/10/2045                                                      83,746                                        354
5.31%, 10/10/2045 (a)                                                   1,000                                        989
0.41%, 7/10/2046 (a)                                                   54,689                                      1,107
Mortgage Backed Securities
Banc of America Mortgage Securities Inc
4.77%, 5/25/2035 (a)                                                      950                                        940
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                                      468                                        468
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                                       53                                         53
6.23%, 8/25/2036 (a)                                                    1,650                                      1,653
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                          748                                        775
7.64%, 2/15/2032                                                          180                                        183
3.97%, 11/11/2035                                                         284                                        278
0.52%, 5/11/2039 (a)(c)                                                 3,272                                         52
0.22%, 2/11/2041 (a)                                                   22,511                                        239
4.13%, 11/11/2041                                                       2,100                                      2,049
4.57%, 7/11/2042                                                          500                                        483
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                                      222                                        222
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                       1,000                                      1,042
7.56%, 10/15/2032                                                         500                                        528
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (a)                                                      754                                        749
4.56%, 7/25/2037 (a)(e)                                                   625                                        621
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (a)                                                  40,724                                      1,064
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048 (a)                                                  39,485                                        883
0.34%, 12/11/2049 (a)                                                  62,140                                      1,114
0.38%, 12/11/2049 (a)(c)                                               21,289                                        575
Commercial Mortgage Pass Through Certificates
1.49%, 6/10/2010 (a)(c)                                                 4,056                                        147
3.25%, 6/10/2038                                                          228                                        217
0.05%, 12/10/2046 (a)                                                  12,897                                        165
Countrywide Alternative Loan Trust
6.33%, 7/20/2035 (a)(e)                                                   448                                        449
6.03%, 2/25/2036 (a)(e)                                                   570                                        569
6.00%, 5/25/2036 (a)                                                    1,347                                      1,342
5.49%, 6/25/2036 (a)(b)                                                   800                                        801
5.60%, 6/25/2036 (a)(b)                                                 1,661                                      1,666
5.59%, 5/20/2046 (a)(b)                                                 1,441                                      1,442
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                                     219                                        219
5.59%, 1/25/2036 (a)(b)                                                   800                                        798
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                           20                                         20
5.50%, 7/25/2033 (a)                                                    1,366                                      1,359
4.49%, 12/25/2033                                                       1,500                                      1,476
4.43%, 6/20/2035 (a)(b)                                                   539                                        535
Credit Suisse Mortgage Capital Certificates
0.59%, 9/15/2039 (c)                                                   70,913                                      2,018
0.07%, 12/15/2039                                                       7,630                                        135
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                       1,038                                      1,037
6.38%, 12/16/2035                                                         600                                        613
0.57%, 11/15/2036 (a)(c)                                               17,690                                        733
0.25%, 8/15/2038 (c)                                                   49,096                                        538
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                          950                                        934

Mortgage Backed Securities
First Union National Bank Commercial Mortgage Securities Inc
5.59%, 2/12/2034                                                           23                                         23
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014                                                       64,065                                        803
5.99%, 12/10/2035                                                         224                                        226
0.59%, 3/10/2040 (a)(c)                                                 2,812                                         48
GMAC Commercial Mortgage Securities Inc
0.81%, 3/10/2038 (a)(c)                                                 2,460                                         59
0.41%, 8/10/2038 (a)(c)                                                65,810                                        871
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)(b)                                                   200                                        201
5.62%, 6/25/2045 (a)                                                      198                                        198
5.63%, 10/25/2045 (a)(b)                                                  314                                        315
Greenwich Capital Commercial Funding Corp
0.31%, 6/10/2036 (a)(c)                                                19,650                                        190
0.12%, 4/10/2037 (c)                                                  158,083                                        804
0.32%, 3/10/2039 (a)(c)                                                20,900                                        495
0.79%, 8/10/2042 (a)(c)                                                 7,635                                        177
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                       6,113                                        260
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (a)                                                      661                                        654
Heller Financial Commercial Mortgage Asset Corp
7.82%, 1/17/2034 (a)                                                    1,000                                      1,052
7.93%, 1/17/2034 (a)                                                    1,175                                      1,240
Impac CMB Trust
6.32%, 10/25/2033 (a)                                                      92                                         92
5.63%, 4/25/2035 (a)(b)                                                   171                                        171
5.75%, 4/25/2035 (a)                                                      133                                        133
5.62%, 8/25/2035 (a)                                                      110                                        110
5.83%, 8/25/2035 (a)                                                      104                                        104
5.86%, 8/25/2035 (a)                                                      154                                        154
5.57%, 4/25/2037 (a)(e)                                                   964                                        964
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)(b)                                                    99                                         99
5.55%, 4/25/2035 (a)                                                      189                                        189
5.65%, 4/25/2035 (a)                                                      156                                        156
5.43%, 7/25/2035 (a)                                                      968                                        959
5.62%, 8/25/2035 (a)(b)                                                   259                                        259
5.50%, 1/25/2037 (a)(b)                                                   930                                        928
5.56%, 4/25/2037 (a)(e)                                                   824                                        822
JP Morgan Chase Commercial Mortgage Securities
0.51%, 10/12/2035 (a)(c)                                               11,249                                        393
6.04%, 11/15/2035                                                         396                                        400
6.96%, 11/15/2035 (a)(c)                                                  350                                        368
0.57%, 10/12/2037 (a)(c)                                                4,232                                        173
3.48%, 6/12/2041                                                          416                                        406
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                          634                                        627
5.11%, 6/25/2035 (a)                                                      499                                        497
5.30%, 7/25/2035                                                        1,180                                      1,176
5.83%, 6/25/2036 (a)                                                      999                                        999
5.87%, 1/25/2037                                                          387                                        388
5.72%, 4/25/2037 (a)(e)                                                   555                                        552
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                          257                                        259
5.97%, 3/15/2026                                                           90                                         90
4.90%, 6/15/2026                                                          892                                        888
2.60%, 5/15/2027                                                           48                                         47
Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust (continued)
3.09%, 5/15/2027                                                          300                                        295
4.19%, 8/15/2029                                                          220                                        215
3.63%, 10/15/2029                                                         723                                        708
4.44%, 12/15/2029 (a)                                                   1,000                                        970
0.63%, 7/15/2035 (a)(c)                                                 4,621                                        152
0.56%, 10/15/2035 (a)(c)                                                9,976                                        412
1.12%, 3/15/2036 (a)(c)                                                 2,036                                         55
0.69%, 8/15/2036 (a)(c)                                                 2,288                                         40
0.48%, 2/15/2040 (a)                                                    6,123                                        211
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                                      456                                        451
Merrill Lynch Mortgage Trust
0.19%, 11/12/2035 (a)(c)                                               37,171                                        224
0.14%, 7/12/2038                                                      136,585                                      1,049
5.61%, 5/12/2039 (a)                                                    1,100                                      1,105
3.59%, 9/12/2041                                                          198                                        195
0.27%, 9/12/2042 (a)                                                   66,341                                        676
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046 (a)                                                   32,456                                        540
0.68%, 7/12/2046                                                       52,104                                      1,787
0.55%, 8/12/2048 (a)                                                   11,394                                        471
0.06%, 12/12/2049 (a)                                                  16,724                                        253
0.67%, 12/12/2049 (a)                                                  28,460                                        925
5.11%, 12/12/2049 (a)                                                     885                                        868
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(c)(e)                                                750                                        749
0.04%, 12/15/2043 (a)(c)                                               12,729                                        175
5.70%, 8/25/2046 (a)(b)(e)                                                725                                        709
5.92%, 12/20/2046 (a)(e)                                                  225                                        215
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                          117                                        119
Nationslink Funding Corp
7.23%, 6/20/2031                                                          619                                        625
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                                    1,275                                      1,273
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                         293                                        295
Residential Accredit Loans Inc
6.00%, 11/25/2032                                                         963                                        968
5.74%, 12/25/2035 (a)(e)                                                  165                                        166
5.47%, 3/25/2047 (a)(b)                                                 1,568                                      1,568
Residential Funding Mortgage Securities
5.17%, 11/25/2035 (a)                                                     734                                        733
5.67%, 2/25/2036 (a)                                                      330                                        330
Sequoia Mortgage Trust
5.55%, 2/20/2035 (a)                                                       64                                         64
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                       51                                         49
5.55%, 12/25/2035 (a)(b)                                                   76                                         76
5.55%, 3/25/2036 (a)(b)                                                   216                                        216
Structured Adjustable Rate Mortgage Loan
5.51%, 7/25/2037 (a)(b)(e)                                                738                                        738
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (a)                                                    1,000                                        988
6.02%, 8/25/2034 (a)(b)                                                   422                                        423
5.57%, 3/25/2035 (a)                                                      119                                        119
5.25%, 12/25/2035                                                         106                                        106

Mortgage Backed Securities
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                      191                                        192
5.63%, 9/25/2045 (a)                                                      199                                        199
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)                                                    1,450                                      1,432
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)(b)                                                  502                                        502
Wachovia Bank Commercial Mortgage Trust
0.20%, 1/15/2041 (a)(c)                                                20,020                                        131
0.34%, 4/15/2042 (a)(c)                                                75,225                                      1,018
5.25%, 12/15/2043                                                       1,175                                      1,153
4.52%, 5/15/2044                                                          755                                        735
WaMu Mortgage Pass Through Certificates
4.47%, 3/25/2033 (a)                                                      404                                        402
4.06%, 10/25/2033 (a)                                                   1,250                                      1,235
4.83%, 9/25/2035 (a)                                                      842                                        832
5.70%, 6/25/2037 (a)                                                    1,082                                      1,079
5.79%, 7/25/2044 (a)(b)                                                   135                                        135
5.72%, 1/25/2045 (a)(b)                                                 2,254                                      2,262
5.55%, 4/25/2045 (a)                                                       25                                         25
5.59%, 4/25/2045 (a)                                                      110                                        110
5.61%, 7/25/2045 (a)                                                      214                                        214
5.57%, 11/25/2045 (a)(b)                                                  182                                        182
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)                                                      713                                        715
5.50%, 1/25/2047 (a)                                                      667                                        666
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                      775                                        752
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                    1,593                                      1,567
5.24%, 4/25/2036 (a)                                                    1,126                                      1,120
                                                                                                    ---------------------
                                                                                                                  95,276
                                                                                                    ---------------------
Mortgage Securities (0.31%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                     596                                        586
0.85%, 3/16/2047 (a)                                                    4,488                                        287
                                                                                                    ---------------------
                                                                                                                     873
                                                                                                    ---------------------
Multi-Line Insurance (0.31%)
CNA Financial Corp
6.60%, 12/15/2008                                                         549                                        556
6.00%, 8/15/2011                                                          150                                        151
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                                     185                                        169
                                                                                                    ---------------------
                                                                                                                     876
                                                                                                    ---------------------
Multimedia (0.44%)
Thomson Corp/The
5.75%, 2/ 1/2008                                                          185                                        185
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                          350                                        357
Time Warner Inc
5.50%, 11/15/2011                                                         500                                        497
Viacom Inc
5.71%, 6/16/2009 (a)                                                      200                                        200
                                                                                                    ---------------------
                                                                                                                   1,239
                                                                                                    ---------------------

Mutual Insurance (0.15%)
Health Care Service Corp
7.75%, 6/15/2011 (c)                                                      400                                        431
                                                                                                    ---------------------

Non-Hazardous Waste Disposal (0.31%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                          300                                        312
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                     550                                        543
                                                                                                    ---------------------
                                                                                                                     855
                                                                                                    ---------------------
Office Automation & Equipment (0.23%)
Xerox Corp
6.11%, 12/18/2009 (a)                                                     350                                        354
5.50%, 5/15/2012                                                          295                                        290
                                                                                                    ---------------------
                                                                                                                     644
                                                                                                    ---------------------
Office Furnishings - Original (0.07%)
Steelcase Inc
6.50%, 8/15/2011                                                          195                                        200
                                                                                                    ---------------------

Oil - Field Services (0.36%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                      200                                        200
8.75%, 9/ 1/2011                                                          150                                        155
Weatherford International Inc
6.63%, 11/15/2011                                                         250                                        258
5.95%, 6/15/2012 (c)                                                      375                                        380
                                                                                                    ---------------------
                                                                                                                     993
                                                                                                    ---------------------
Oil & Gas Drilling (0.23%)
ENSCO International Inc
6.75%, 11/15/2007                                                         650                                        653
                                                                                                    ---------------------

Oil Company - Exploration & Production (1.19%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                                          325                                        337
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)(b)                                                   300                                        300
Devon OEI Operating Inc
7.25%, 10/ 1/2011                                                         475                                        502
Newfield Exploration Co
7.45%, 10/15/2007                                                         460                                        460
Occidental Petroleum Corp
4.00%, 11/30/2007                                                         190                                        189
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                          350                                        352
8.00%, 11/15/2011                                                         125                                        135
Swift Energy Co
7.63%, 7/15/2011                                                          200                                        197
XTO Energy Inc
7.50%, 4/15/2012                                                          400                                        430
5.90%, 8/ 1/2012                                                          400                                        405
                                                                                                    ---------------------
                                                                                                                   3,307
                                                                                                    ---------------------
Oil Refining & Marketing (0.32%)
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                          200                                        212
Tesoro Corp
6.25%, 11/ 1/2012                                                         400                                        386

Oil Refining & Marketing
Valero Energy Corp
6.88%, 4/15/2012                                                          275                                        287
                                                                                                    ---------------------
                                                                                                                     885
                                                                                                    ---------------------
Optical Supplies (0.14%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                         400                                        401
                                                                                                    ---------------------

Paper & Related Products (0.06%)
Bowater Inc
8.36%, 3/15/2010 (a)                                                      175                                        165
                                                                                                    ---------------------

Pipelines (1.05%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                          200                                        196
Enbridge Inc
5.80%, 6/15/2014                                                          600                                        594
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                                          625                                        613
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                                          125                                        125
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                         475                                        475
ONEOK Partners LP
5.90%, 4/ 1/2012                                                          255                                        258
TEPPCO Partners LP
7.63%, 2/15/2012                                                          375                                        402
Transcontinental Gas Pipe Line Corp
6.25%, 1/15/2008                                                          250                                        250
                                                                                                    ---------------------
                                                                                                                   2,913
                                                                                                    ---------------------
Property & Casualty Insurance (0.39%)
Markel Corp
7.00%, 5/15/2008                                                          450                                        454
WR Berkley Corp
9.88%, 5/15/2008                                                          625                                        642
                                                                                                    ---------------------
                                                                                                                   1,096
                                                                                                    ---------------------
Property Trust (0.18%)
Westfield Group
5.40%, 10/ 1/2012 (c)(f)                                                  500                                        495
                                                                                                    ---------------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                         200                                        204
12.13%, 11/15/2012                                                        100                                        107
                                                                                                    ---------------------
                                                                                                                     311
                                                                                                    ---------------------
Real Estate Operator & Developer (0.56%)
Duke Realty LP
3.35%, 1/15/2008                                                          175                                        173
5.63%, 8/15/2011                                                          180                                        180
ERP Operating LP
5.50%, 10/ 1/2012                                                         575                                        569
Regency Centers LP
8.45%, 9/ 1/2010                                                          575                                        626
                                                                                                    ---------------------
                                                                                                                   1,548
                                                                                                    ---------------------
Regional Banks (1.34%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)(b)                                                   435                                        408

Regional Banks
BAC Capital Trust XIV
5.63%, 3/15/2043 (a)                                                      550                                        523
Capital One Financial Corp
5.70%, 9/15/2011                                                          300                                        298
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                         550                                        573
Fleet Capital Trust II
7.92%, 12/11/2026                                                         525                                        546
NB Capital Trust
7.83%, 12/15/2026                                                         375                                        390
SunTrust Preferred Capital I
5.85%, 12/31/2049 (a)                                                     365                                        359
Wachovia Corp
5.51%, 3/ 1/2012 (a)                                                      275                                        275
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                                      375                                        374
                                                                                                    ---------------------
                                                                                                                   3,746
                                                                                                    ---------------------
REITS - Apartments (0.47%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                          575                                        598
Camden Property Trust
4.38%, 1/15/2010                                                          200                                        195
UDR Inc
4.50%, 3/ 3/2008                                                          310                                        308
5.50%, 4/ 1/2014                                                          200                                        198
                                                                                                    ---------------------
                                                                                                                   1,299
                                                                                                    ---------------------
REITS - Diversified (0.78%)
Duke Realty LP
6.80%, 2/12/2009                                                          450                                        459
iStar Financial Inc
5.70%, 9/15/2009 (a)                                                      275                                        275
5.71%, 3/ 9/2010 (a)                                                      350                                        351
6.00%, 12/15/2010                                                         500                                        503
5.65%, 9/15/2011                                                          200                                        197
Liberty Property LP
7.75%, 4/15/2009                                                          385                                        400
                                                                                                    ---------------------
                                                                                                                   2,185
                                                                                                    ---------------------
REITS - Healthcare (0.41%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (a)                                                      600                                        600
5.65%, 12/15/2013                                                         125                                        120
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                          400                                        411
                                                                                                    ---------------------
                                                                                                                   1,131
                                                                                                    ---------------------
REITS - Office Property (0.42%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                         605                                        605
HRPT Properties Trust
5.96%, 3/16/2011 (a)                                                      188                                        188
6.95%, 4/ 1/2012                                                          350                                        366
                                                                                                    ---------------------
                                                                                                                   1,159
                                                                                                    ---------------------
REITS - Regional Malls (0.17%)
Simon Property Group LP
3.75%, 1/30/2009                                                          225                                        220
4.60%, 6/15/2010                                                           65                                         63

REITS - Regional Malls
Simon Property Group LP (continued)
5.60%, 9/ 1/2011                                                          200                                        200
                                                                                                    ---------------------
                                                                                                                     483
                                                                                                    ---------------------
REITS - Shopping Centers (0.31%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                          510                                        497
Federal Realty Invs Trust
6.00%, 7/15/2012                                                          350                                        356
                                                                                                    ---------------------
                                                                                                                     853
                                                                                                    ---------------------
REITS - Warehouse & Industrial (0.31%)
Prologis
5.61%, 8/24/2009 (a)                                                      250                                        250
5.50%, 3/ 1/2013                                                          625                                        620
                                                                                                    ---------------------
                                                                                                                     870
                                                                                                    ---------------------
Rental - Auto & Equipment (0.14%)
Erac USA Finance Co
5.61%, 4/30/2009 (a)(c)                                                   400                                        401
                                                                                                    ---------------------

Retail - Drug Store (0.16%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (a)                                                      450                                        450
                                                                                                    ---------------------

Retail - Petroleum Products (0.11%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                          300                                        315
                                                                                                    ---------------------

Retail - Regional Department Store (0.11%)
Macys Retail Holdings Inc
4.80%, 7/15/2009                                                          300                                        295
                                                                                                    ---------------------

Retail - Restaurants (0.06%)
Yum! Brands Inc
7.65%, 5/15/2008                                                          175                                        178
                                                                                                    ---------------------

Rubber - Tires (0.07%)
Goodyear Tire & Rubber Co/The
9.13%, 12/ 1/2009 (a)(c)                                                  200                                        199
                                                                                                    ---------------------

Satellite Telecommunications (0.12%)
Intelsat Corp
6.38%, 1/15/2008                                                          325                                        323
                                                                                                    ---------------------

Savings & Loans - Thrifts (0.30%)
Washington Mutual Inc
5.51%, 3/20/2008 (a)                                                      225                                        225
5.66%, 1/15/2010 (a)                                                      275                                        276
5.66%, 3/22/2012 (a)                                                      350                                        346
                                                                                                    ---------------------
                                                                                                                     847
                                                                                                    ---------------------
Sovereign (0.10%)
Mexico Government International Bond
8.38%, 1/14/2011                                                          250                                        270
                                                                                                    ---------------------

Special Purpose Banks (0.13%)
Korea Development Bank
5.50%, 4/ 3/2010 (a)(b)                                                   365                                        365
                                                                                                    ---------------------

Special Purpose Entity (0.52%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)                                                      500                                        492
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                          185                                        179
USB Realty Corp
6.09%, 1/15/2012 (a)(c)                                                   330                                        324
Xlliac Global Funding
5.56%, 6/ 2/2008 (a)(b)(c)                                                450                                        451
                                                                                                    ---------------------
                                                                                                                   1,446
                                                                                                    ---------------------
Steel - Producers (0.26%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                          300                                        327
United States Steel Corp
5.65%, 6/ 1/2013                                                          400                                        394
                                                                                                    ---------------------
                                                                                                                     721
                                                                                                    ---------------------
Supranational Bank (0.08%)
Corp Andina de Fomento
5.59%, 6/13/2008 (a)                                                      225                                        225
                                                                                                    ---------------------

Telecommunication Services (0.14%)
Qwest Corp
7.88%, 9/ 1/2011                                                          150                                        152
Telcordia Technologies Inc
9.11%, 7/15/2012 (a)(c)                                                   275                                        245
                                                                                                    ---------------------
                                                                                                                     397
                                                                                                    ---------------------
Telephone - Integrated (1.27%)
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (a)                                                      375                                        376
Royal KPN NV
8.00%, 10/ 1/2010                                                         475                                        509
Sprint Capital Corp
7.63%, 1/30/2011                                                          250                                        263
8.38%, 3/15/2012                                                          250                                        274
Sprint Nextel Corp
5.76%, 6/28/2010 (a)                                                      275                                        275
Telecom Italia Capital SA
4.00%, 11/15/2008                                                         320                                        313
5.97%, 7/18/2011 (a)                                                      240                                        241
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                                      400                                        399
5.86%, 2/ 4/2013 (g)                                                      575                                        573
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                         325                                        320
                                                                                                    ---------------------
                                                                                                                   3,543
                                                                                                    ---------------------
Television (0.15%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                          400                                        408
                                                                                                    ---------------------

Tobacco (0.12%)
Reynolds American Inc
6.06%, 6/15/2011 (a)                                                      350                                        349
                                                                                                    ---------------------

Tools - Hand Held (0.21%)
Snap-On Inc
5.49%, 1/12/2010 (a)(b)                                                   575                                        575
                                                                                                    ---------------------
TOTAL BONDS                                                                                      $               233,228
                                                                                                    ---------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (24.44%)
Federal Home Loan
Mortgage Corporation (FHLMC) (2.23%)
5.50%, 12/ 1/2008                                                            21                                         21
5.50%, 2/ 1/2009                                                             46                                         46
5.50%, 3/ 1/2009                                                             23                                         23
5.50%, 4/ 1/2009                                                             51                                         51
6.50%, 4/ 1/2009                                                             12                                         12
5.00%, 9/ 1/2009                                                             66                                         65
9.00%, 9/ 1/2009                                                              5                                          5
4.50%, 11/ 1/2009                                                           112                                        110
4.50%, 12/ 1/2009                                                           272                                        267
4.50%, 4/ 1/2010                                                            171                                        168
4.50%, 9/ 1/2010                                                            287                                        280
4.50%, 2/ 1/2011                                                            113                                        110
4.50%, 4/ 1/2011                                                            137                                        133
4.50%, 6/ 1/2011                                                            445                                        437
4.50%, 7/ 1/2011                                                            159                                        155
4.50%, 11/ 1/2011                                                           656                                        638
6.50%, 4/ 1/2015                                                              8                                          9
6.50%, 12/ 1/2015                                                            30                                         30
7.00%, 12/ 1/2022                                                           164                                        169
7.50%, 12/ 1/2029                                                             4                                          4
7.25%, 12/ 1/2007                                                             1                                          1
8.00%, 12/ 1/2011                                                             2                                          2
4.07%, 12/ 1/2034 (a)                                                       402                                        403
4.55%, 1/ 1/2035 (a)                                                        405                                        400
5.76%, 6/ 1/2035 (a)(f)                                                   1,585                                      1,613
4.84%, 9/ 1/2035 (a)                                                        605                                        600
5.00%, 9/ 1/2035 (a)                                                        458                                        455
                                                                                                      ---------------------
                                                                                                                     6,207
                                                                                                      ---------------------
Federal National Mortgage Association (FNMA) (3.59%)
5.50%, 2/ 1/2009                                                            135                                        135
5.50%, 5/ 1/2009                                                              7                                          7
5.50%, 10/ 1/2009                                                            80                                         80
4.50%, 12/ 1/2009                                                            23                                         23
4.50%, 3/ 1/2010                                                            220                                        215
4.00%, 5/ 1/2010                                                            483                                        469
4.50%, 5/ 1/2010                                                             77                                         75
4.00%, 6/ 1/2010                                                            251                                        243
4.00%, 7/ 1/2010                                                            317                                        308
4.00%, 8/ 1/2010                                                            175                                        170
4.50%, 8/ 1/2011                                                            373                                        363
4.50%, 9/ 1/2011                                                            149                                        145
8.50%, 5/ 1/2022                                                             40                                         43
9.00%, 2/ 1/2025                                                              6                                          6
8.00%, 5/ 1/2027                                                              9                                          9
6.00%, 7/ 1/2028                                                             81                                         81
7.50%, 10/ 1/2029                                                            20                                         21
4.62%, 12/ 1/2032 (a)                                                       900                                        905
4.33%, 7/ 1/2034 (a)                                                        702                                        693
5.47%, 7/ 1/2034 (a)                                                        325                                        327
4.29%, 8/ 1/2034 (a)                                                        407                                        401
4.43%, 9/ 1/2034 (a)                                                        620                                        616
4.50%, 1/ 1/2035 (a)                                                        581                                        573
6.09%, 1/ 1/2035 (a)                                                         86                                         87
5.98%, 2/ 1/2035 (a)                                                        224                                        226
4.55%, 4/ 1/2035 (a)                                                        772                                        760
6.96%, 6/ 1/2035 (a)                                                        232                                        235
4.98%, 10/ 1/2035 (a)                                                     1,666                                      1,675

Federal National Mortgage Association (FNMA)
4.86%, 2/ 1/2037 (a)                                                      1,111                                      1,130
                                                                                                      ---------------------
                                                                                                                    10,021
                                                                                                      ---------------------
U.S. Treasury (18.62%)
4.25%, 10/31/2007 (d)                                                    13,375                                     13,354
4.63%, 2/29/2008 (d)                                                      3,600                                      3,593
4.13%, 8/15/2008 (d)                                                      5,000                                      4,966
4.88%, 8/31/2008 (d)                                                      3,000                                      3,004
4.88%, 1/31/2009                                                          5,000                                      5,014
4.88%, 8/15/2009 (d)                                                      7,000                                      7,040
4.75%, 2/15/2010 (d)                                                      5,000                                      5,023
3.88%, 5/15/2010 (d)                                                      1,150                                      1,130
4.50%, 11/15/2010                                                           500                                        499
4.50%, 11/30/2011 (d)                                                     1,750                                      1,744
4.50%, 4/30/2012 (d)                                                      3,700                                      3,683
4.38%, 8/15/2012 (d)                                                      2,850                                      2,824
                                                                                                      ---------------------
                                                                                                                    51,874
                                                                                                      ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $                68,102
                                                                                                      ---------------------
SHORT TERM INVESTMENTS (1.31%)
Commercial Paper (1.31%)
CVS Corp
5.50%, 8/ 1/2007 (b)                                                      1,000                                      1,000
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                                          2,646                                      2,646
                                                                                                      ---------------------
                                                                                                                     3,646
                                                                                                      ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $                 3,646
                                                                                                      ---------------------
MONEY MARKET FUNDS (6.96%)
Money Center Banks (6.96%)
BNY Institutional Cash Reserve Fund (b)                                  19,385                                     19,385
                                                                                                      ---------------------
TOTAL MONEY MARKET FUNDS                                                                           $                19,385
                                                                                                      ---------------------
Total Investments                                                                                  $               324,361
Liabilities in Excess of Other Assets, Net - (16.41)%                                                             (45,718)
                                                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                                                         $               278,643
                                                                                                      =====================
                                                                                                      ---------------------



(a)  Variable Rate
(b)  Security was purchased with the cash proceeds from securities loans.
(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value of these  securities  totaled  $24,192  or 8.68% of net assets.
(d)  Security or a portion of the security was on loan at the end of the period.
(e)  Market value is determined in accordance  with  procedures  established  in good faith by the Board of Directors.  At the end of the period,  the value of these securities totaled $7,273 or 2.61% of net assets.
(f)  Security  or a  portion  of  the  security  was  pledged  to  cover  margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $1,054 or 0.38% of net assets.
(g)  Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                         $                   489
Unrealized Depreciation                                                                                         (3,415)
                                                                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                                                                      (2,926)
Cost for federal income tax purposes                                                                            327,052
All dollar amounts are shown in thousands (000's)



                                                                                     Swaptions
                                                                     Exercise         Expiration
Description                                               Contracts     Rate               Month               U.S. $ Value
-------------------------------------------------------- ----------- -------- ------------------- ---- ---------------------
Written Put - OTC 10 Year Interest Rate Swap;
pay floating rate based on
3-month LIBOR; with Lehman Brothers                      37,000,000     5.78  %        9/ 1/2007    $                  -235
                                                                                                       ---------------------

                                                                                                       ---------------------
                                                                                                       ---------------------
 (Premiums received $70)                                                                            $                 (235)
                                                                                                       ---------------------
All dollar amounts are shown in thousands (000's)
                                                                           Interest Rate Swap Agreements
                                                                                                        Unrealized
                                                                   Notional                           Appreciation/
Description                                                         Amount                            (Depreciation)
------------------------------------------------------------------ ---------- -------------------- ---------------------
Receive quarterly a floating rate based on 3-month
LIBOR and pay semi-annually a
fixed rate of 5.91% to Lehman
Brothers. Expires June 2017.                                    $      9,620                    $                 (309)


All dollar amounts are shown in thousands (000's)

                                                                            Total Return Swap Agreements
                                                                                          Unrealized
                                                                 Notional                Appreciation/
Description                                                       Amount                 (Depreciation)
---------------------------------------------------------------- ---------- --------- ---------------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay
monthly a floating rate based on
1-month LIBOR less 0 basis points with Wachovia Bank.
Expires November 2007.                                        $      3,000         $                   (6)


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 10 basis points with
Wachovia Bank.  Expires October 2007.                                 3,200                             (6)

All dollar amounts are shown in thousands (000's)

                                                                                 Futures Contracts
                                                                                               Current         Unrealized
                                                               Number of        Original        Market       Appreciation/
Type                                                           Contracts          Value         Value        (Depreciation)
-------------------------------------------------------------- ----------- ------------------------------ ---------------------
Sell:
U.S. 5 Year Note; September 2007                                   63              $6,551        $6,645                  (94)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-------------------------------------------------------- ------------------------------------- ---------- ---------------------
Sector                                                                                                                 Percent
-------------------------------------------------------- ------------------------------------- ---------- ---------------------
Mortgage Securities                                                                                                     42.74%
Financial                                                                                                               21.57%
Government                                                                                                              18.79%
Asset Backed Securities                                                                                                 12.85%
Utilities                                                                                                                4.37%
Communications                                                                                                           3.96%
Energy                                                                                                                   3.14%
Consumer, Non-cyclical                                                                                                   2.58%
Consumer, Cyclical                                                                                                       2.41%
Industrial                                                                                                               2.12%
Technology                                                                                                               1.00%
Basic Materials                                                                                                          0.66%
Diversified                                                                                                              0.22%
Liabilities in Excess of Other Assets, Net                                                                           (-16.41%)
                                                                                                          ---------------------
TOTAL NET ASSETS                                                                                                       100.00%
                                                                                                          =====================

Other Assets Summary (unaudited)
-------------------------------------------------------- ------------------------------------- ---------- ---------------------
Asset Type                                                                                                             Percent
-------------------------------------------------------- ------------------------------------- ---------- ---------------------
Futures                                                                                                                  2.38%
Interest Rate Swaps                                                                                                      0.11%
Total Return Swaps                                                                                                       0.00%
Written Swaptions                                                                                                        0.08%

Schedule of Investments

July 31, 2007 (unaudited)
Short-Term Income Fund

                                                                   Principal
                                                                   Amount                                   Value (000's)
                                                                   (000's)
BONDS (83.24%)
Aerospace & Defense Equipment (0.91%)
United Technologies Corp
4.38%, 5/ 1/2010                                                $     2,000                           $                 1,956
                                                                                                         ---------------------

Asset Backed Securities (0.72%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                                      1,574                                             1,538
                                                                                                         ---------------------

Automobile Sequential (1.85%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                      4,010                                             3,975
                                                                                                         ---------------------

Casino Hotels (2.12%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                      5,000                                             4,550
                                                                                                         ---------------------

Commercial Services (1.64%)
PHH Corp
6.00%, 3/ 1/2008                                                      3,500                                             3,509
                                                                                                         ---------------------

Commercial Services - Finance (2.30%)
Western Union Co/The
5.40%, 11/17/2011                                                     5,000                                             4,925
                                                                                                         ---------------------

Cruise Lines (2.67%)
Carnival Corp
3.75%, 11/15/2007                                                     5,750                                             5,721
                                                                                                         ---------------------

Diversified Financial Services (2.34%)
General Electric Capital Corp
5.72%, 8/22/2011                                                      5,000                                             5,019
                                                                                                         ---------------------

Electric - Integrated (2.04%)
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                      1,650                                             1,605
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                      2,750                                             2,776
                                                                                                         ---------------------
                                                                                                                        4,381
                                                                                                         ---------------------
Finance (0.05%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                        120                                               109
                                                                                                         ---------------------

Finance - Consumer Loans (1.80%)
SLM Corp
4.00%, 1/15/2009                                                      4,000                                             3,868
                                                                                                         ---------------------

Finance - Investment Banker & Broker (1.16%)
Goldman Sachs Group Inc/The
4.13%, 1/15/2008                                                      2,500                                             2,485
                                                                                                         ---------------------


Finance - Mortgage Loan/Banker (17.46%)
Countrywide Financial Corp
5.80%, 6/ 7/2012                                                      5,000                                             4,807
Fannie Mae
4.00%, 9/ 2/2008                                                      5,000                                             4,945
5.80%, 7/16/2013 (a)                                                  3,000                                             2,992
5.00%, 11/25/2035                                                     3,591                                             3,533
Freddie Mac
5.00%, 1/16/2009                                                      5,000                                             5,008
4.13%, 7/12/2010                                                      1,000                                               976
5.25%, 7/18/2011 (b)                                                  5,000                                             5,022
4.25%, 6/15/2027                                                      1,039                                             1,031
4.50%, 5/15/2030                                                      5,000                                             4,837
6.00%, 6/15/2030                                                      1,399                                             1,400
4.50%, 5/15/2032                                                      1,308                                             1,269
Ginnie Mae
4.50%, 8/20/2032                                                      1,699                                             1,628
                                                                                                         ---------------------
                                                                                                                       37,448
                                                                                                         ---------------------
Finance - Other Services (2.41%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(c)                                              5,000                                             5,165
                                                                                                         ---------------------

Gas - Distribution (0.76%)
Sempra Energy
4.75%, 5/15/2009                                                      1,650                                             1,634
                                                                                                         ---------------------

Investment Management & Advisory Services (0.88%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                      2,000                                             1,881
                                                                                                         ---------------------

Medical - Biomedical/Gene (2.49%)
Amgen Inc
4.00%, 11/18/2009                                                     5,500                                             5,335
                                                                                                         ---------------------

Medical - Wholesale Drug Distribution (1.87%)
Cardinal Health Inc
6.25%, 7/15/2008                                                      4,000                                             4,022
                                                                                                         ---------------------

Mortgage Backed Securities (12.58%)
Banc of America Funding Corp
5.75%, 3/25/2036                                                      5,021                                             5,010
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                      4,000                                             3,938
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                      3,712                                             3,696
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                     1,792                                             1,802
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (a)(c)                                                249                                               249
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                      2,810                                             2,814
6.00%, 6/25/2036                                                      4,547                                             4,562
Residential Asset Securitization Trust
6.00%, 5/25/2036                                                      4,900                                             4,919
                                                                                                         ---------------------
                                                                                                                       26,990
                                                                                                         ---------------------

Multimedia (1.85%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (c)                                                  4,000                                             3,964
                                                                                                         ---------------------

Networking Products (1.97%)
Cisco Systems Inc
5.25%, 2/22/2011                                                      4,250                                             4,229
                                                                                                         ---------------------

Property & Casualty Insurance (2.08%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                      4,250                                             4,455
                                                                                                         ---------------------

Real Estate Operator & Developer (2.33%)
Duke Realty LP
7.38%, 8/ 1/2007                                                      4,000                                             4,000
ERP Operating LP
5.50%, 10/ 1/2012                                                     1,000                                               989
                                                                                                         ---------------------
                                                                                                                        4,989
                                                                                                         ---------------------
Reinsurance (2.74%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008                                                     6,000                                             5,870
                                                                                                         ---------------------

REITS - Healthcare (2.39%)
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                      5,000                                             5,139
                                                                                                         ---------------------

REITS - Shopping Centers (1.99%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                      4,250                                             4,267
                                                                                                         ---------------------

REITS - Single Tenant (1.80%)
CPG Partners LP
3.50%, 3/15/2009                                                      4,000                                             3,872
                                                                                                         ---------------------

Retail - Drug Store (0.68%)
CVS Caremark Corp
4.00%, 9/15/2009                                                      1,500                                             1,457
                                                                                                         ---------------------

Savings & Loans - Thrifts (0.55%)
Washington Mutual Bank
5.50%, 1/15/2013                                                      1,200                                             1,180
                                                                                                         ---------------------

Telecommunication Services (1.62%)
Verizon Global Funding Corp
4.00%, 1/15/2008                                                      3,500                                             3,478
                                                                                                         ---------------------

Telephone - Integrated (1.50%)
Royal KPN NV
8.00%, 10/ 1/2010                                                     3,000                                             3,215
                                                                                                         ---------------------

Television (1.37%)
Univision Communications Inc
7.85%, 7/15/2011                                                      3,000                                             2,940
                                                                                                         ---------------------


Textile - Home Furnishings (2.32%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                      4,750                                             4,980
                                                                                                         ---------------------
TOTAL BONDS                                                                                           $               178,546
                                                                                                         ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (11.71%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.43%)
9.50%, 8/ 1/2016                                                         13                                                14
6.00%, 4/ 1/2017                                                        301                                               303
6.00%, 5/ 1/2017                                                        562                                               566
7.12%, 11/ 1/2021 (a)                                                    48                                                49
                                                                                                         ---------------------
                                                                                                                          932
                                                                                                         ---------------------
Federal National Mortgage Association (FNMA) (0.55%)
6.50%, 1/ 1/2012                                                        185                                               188
6.50%, 1/ 1/2014                                                        171                                               175
8.50%, 11/ 1/2017                                                        27                                                29
6.06%, 1/ 1/2019 (a)                                                     20                                                20
5.63%, 4/ 1/2019 (a)                                                      9                                                 9
10.00%, 5/ 1/2022                                                        16                                                17
7.30%, 11/ 1/2022 (a)                                                     4                                                 4
4.66%, 11/ 1/2032 (a)                                                   684                                               692
5.69%, 11/ 1/2035 (a)                                                    38                                                38
                                                                                                         ---------------------
                                                                                                                        1,172
                                                                                                         ---------------------
Government National Mortgage Association (GNMA) (0.10%)
11.00%, 2/15/2010                                                         4                                                 4
8.00%, 3/15/2012                                                          4                                                 5
11.00%, 10/15/2015                                                       24                                                27
11.00%, 11/15/2015                                                       59                                                66
10.00%, 1/15/2019                                                        86                                                96
10.00%, 2/15/2019                                                         1                                                 1
11.00%, 8/15/2020                                                        10                                                11
9.00%, 4/20/2025                                                          5                                                 6
                                                                                                         ---------------------
                                                                                                                          216
                                                                                                         ---------------------
U.S. Treasury (10.63%)
3.25%, 8/15/2008 (b)(d)                                               5,000                                             4,923
2.63%, 3/15/2009 (b)                                                  6,000                                             5,813
4.88%, 5/15/2009 (b)                                                  5,000                                             5,024
4.75%, 2/15/2010 (b)                                                  7,000                                             7,032
                                                                                                         ---------------------
                                                                                                                       22,792
                                                                                                         ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                 $                25,112
                                                                                                         ---------------------
SHORT TERM INVESTMENTS (4.24%)
Repurchase Agreements (4.24%)
Investment in Joint Trading Account; Bank of America; 5.25%
dated 07/31/07 maturing 08/01/07 (collateralized by                   4,545                                             4,546
U.S. Government Agency Issues; $4,682,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account;
Deutsche Bank; 5.29% dated 07/31/07
maturing 08/01/07 (collateralized by                                  4,545                                             4,545
U.S. Government Agency Issues; $4,682,000;
0%-6.63%; dated 08/27/07-11/05/32)


                                                                                                                         9,091
                                                                                                          ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $                 9,091
                                                                                                          ---------------------
MONEY MARKET FUNDS (9.23%)
Money Center Banks (9.23%)
BNY Institutional Cash Reserve Fund (e)                               19,791                                            19,791
                                                                                                          ---------------------
TOTAL MONEY MARKET FUNDS                                                                               $                19,791
                                                                                                          ---------------------
Total Investments                                                                                      $               232,540
Liabilities in Excess of Other Assets, Net - (8.42)%                                                                  (18,056)
                                                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                                                             $               214,484
                                                                                                          =====================
                                                                                                          ---------------------

                                                                                                          =====================

(a)  Variable Rate
(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the  value  of these  securities  totaled  $9,378  or 4.37% of net assets.
(d)  Security  or a  portion  of  the  security  was  pledged  to  cover  margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $172 or 0.08% of net assets.
(e)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                               $                   403
Unrealized Depreciation                                                                                               (3,262)
                                                                                                         ---------------------
Net Unrealized Appreciation (Depreciation)                                                                            (2,859)
Cost for federal income tax purposes                                                                                  235,399
All dollar amounts are shown in thousands (000's)



                                                                                   Futures Contracts
                                                                                         Current                Unrealized
                                                            Number of     Original        Market              Appreciation/
Type                                                        Contracts       Value         Value               (Depreciation)
----------------------------------------------------------- --------- ------------------------------------ ---------------------
Sell:
U.S. 5 Year Note; September 2007                              100           $10,455         $10,547                      (92)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------------------------- ---------------------
Sector                                                                                                                  Percent
---------------------------------------------------------------------------------------------------------- ---------------------
Financial                                                                                                                38.18%
Mortgage Securities                                                                                                      20.05%
Government                                                                                                               19.46%
Communications                                                                                                            8.31%
Consumer, Non-cyclical                                                                                                    8.30%
Consumer, Cyclical                                                                                                        7.79%
Utilities                                                                                                                 2.80%
Asset Backed Securities                                                                                                   2.62%
Industrial                                                                                                                0.91%
Liabilities in Excess of Other Assets, Net                                                                             (-8.42%)
                                                                                                           ---------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                           =====================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------------------------------------- ---------------------
Asset Type                                                                                                              Percent
---------------------------------------------------------------------------------------------------------- ---------------------
Futures                                                                                                                   4.92%


Schedule of Investments

July 31, 2007 (unaudited)
SmallCap Blend Fund



                                                           Shares                                   Value (000's)
                                                             Held
COMMON STOCKS (99.07%)
Advertising Services (0.39%)
inVentiv Health Inc (a)                                      37,296                           $                 1,323
                                                                                                 ---------------------

Aerospace & Defense (1.32%)
Esterline Technologies Corp (a)                              33,300                                             1,542
Teledyne Technologies Inc (a)                                45,039                                             1,998
TransDigm Group Inc (a)                                      23,590                                               972
                                                                                                 ---------------------
                                                                                                                4,512
                                                                                                 ---------------------
Aerospace & Defense Equipment (1.09%)
BE Aerospace Inc (a)                                         72,880                                             2,956
Moog Inc (a)                                                 18,040                                               773
                                                                                                 ---------------------
                                                                                                                3,729
                                                                                                 ---------------------
Airlines (0.34%)
Allegiant Travel Co (a)(b)                                   22,342                                               657
Republic Airways Holdings Inc (a)                            25,950                                               500
                                                                                                 ---------------------
                                                                                                                1,157
                                                                                                 ---------------------
Apparel Manufacturers (2.12%)
Carter's Inc (a)(b)                                          28,600                                               606
Guess ? Inc                                                  48,588                                             2,307
Gymboree Corp (a)                                            22,410                                               965
Oxford Industries Inc                                        12,595                                               509
Phillips-Van Heusen                                          55,040                                             2,865
                                                                                                 ---------------------
                                                                                                                7,252
                                                                                                 ---------------------
Applications Software (0.59%)
Progress Software Corp (a)                                   27,170                                               822
Verint Systems Inc (a)                                       39,088                                             1,182
                                                                                                 ---------------------
                                                                                                                2,004
                                                                                                 ---------------------
Auto Repair Centers (0.08%)
Monro Muffler Inc                                             8,493                                               284
                                                                                                 ---------------------

Auto/Truck Parts & Equipment - Original (0.25%)
Tenneco Inc (a)(b)                                           24,399                                               861
                                                                                                 ---------------------

Auto/Truck Parts & Equipment - Replacement (0.21%)
Aftermarket Technology Corp (a)                              23,915                                               726
                                                                                                 ---------------------

Batteries & Battery Systems (0.21%)
Greatbatch Inc (a)                                           23,230                                               721
                                                                                                 ---------------------

Building - Mobile Home & Manufactured Housing (0.17%)
Williams Scotsman International Inc (a)(b)                   21,235                                               577
                                                                                                 ---------------------

Building & Construction Products - Miscellaneous (0.81%)
Interline Brands Inc (a)(b)                                  57,650                                             1,324
NCI Building Systems Inc (a)(b)                              29,730                                             1,438
                                                                                                 ---------------------
                                                                                                                2,762
                                                                                                 ---------------------
Building Products - Cement & Aggregate (0.57%)
Texas Industries Inc                                         24,736                                             1,949
                                                                                                 ---------------------


Building Products - Doors & Windows (0.16%)
Apogee Enterprises Inc                                       21,645                                               558
                                                                                                 ---------------------

Building Products - Light Fixtures (0.53%)
Genlyte Group Inc (a)(b)                                     26,234                                             1,825
                                                                                                 ---------------------

Cellular Telecommunications (0.06%)
Syniverse Holdings Inc (a)                                   15,450                                               208
                                                                                                 ---------------------

Chemicals - Diversified (0.73%)
FMC Corp                                                     19,587                                             1,746
Rockwood Holdings Inc (a)(b)                                 21,430                                               741
                                                                                                 ---------------------
                                                                                                                2,487
                                                                                                 ---------------------
Chemicals - Plastics (0.11%)
Landec Corp (a)(b)                                           32,290                                               372
                                                                                                 ---------------------

Chemicals - Specialty (0.78%)
Arch Chemicals Inc                                           55,001                                             1,946
OM Group Inc (a)                                             15,060                                               729
                                                                                                 ---------------------
                                                                                                                2,675
                                                                                                 ---------------------
Circuit Boards (0.25%)
Park Electrochemical Corp                                    28,476                                               844
                                                                                                 ---------------------

Collectibles (0.42%)
RC2 Corp (a)                                                 40,640                                             1,439
                                                                                                 ---------------------

Commercial Banks (6.37%)
Alabama National Bancorporation (b)                           9,750                                               520
Bancfirst Corp                                                8,562                                               346
Bank of Hawaii Corp (b)                                      35,482                                             1,704
Banner Corp                                                  13,770                                               422
Central Pacific Financial Corp                               44,508                                             1,255
City Bank/Lynnwood WA (b)                                    18,906                                               461
City Holding Co                                              18,354                                               603
Columbia Banking System Inc                                  17,280                                               439
Community Bancorp/NV (a)(b)                                  17,299                                               405
Cullen/Frost Bankers Inc (b)                                 32,722                                             1,625
East West Bancorp Inc                                        65,742                                             2,410
First Community Bancorp Inc/CA (b)                           13,006                                               653
First State Bancorporation/NM                                15,621                                               270
Green Bankshares Inc                                         14,826                                               490
Heartland Financial USA Inc (b)                               6,734                                               115
Heritage Commerce Corp (b)                                   12,253                                               243
IBERIABANK Corp (b)                                          12,578                                               530
Integra Bank Corp                                            24,980                                               451
ITLA Capital Corp                                             7,944                                               338
NBT Bancorp Inc (b)                                          34,090                                               617
Pinnacle Financial Partners Inc (a)(b)                       18,271                                               440
Preferred Bank/Los Angeles CA                                29,462                                             1,131
Prosperity Bancshares Inc                                    34,747                                               984
Security Bank Corp/GA (b)                                    22,130                                               313
Southwest Bancorp Inc/Stillwater OK                          13,699                                               270
Sterling Bancshares Inc/TX                                   56,510                                               588
Sterling Financial Corp/WA                                   77,808                                             1,767
Trustmark Corp                                               20,400                                               511
Vineyard National Bancorp - Warrants (a)(c)(d)(e)             2,369                                                 -
Vineyard National Bancorp (b)                                57,530                                             1,190
West Coast Bancorp/OR                                        18,815                                               493

Commercial Banks
Wilshire Bancorp Inc                                         17,420                                               179
                                                                                                 ---------------------
                                                                                                               21,763
                                                                                                 ---------------------
Commercial Services (0.30%)
Steiner Leisure Ltd (a)                                      24,500                                             1,025
                                                                                                 ---------------------

Commercial Services - Finance (0.59%)
Morningstar Inc (a)(b)                                       17,471                                               856
Wright Express Corp (a)(b)                                   33,985                                             1,157
                                                                                                 ---------------------
                                                                                                                2,013
                                                                                                 ---------------------
Communications Software (0.42%)
DivX Inc (a)(b)                                              90,214                                             1,219
Inter-Tel Inc                                                 8,240                                               204
                                                                                                 ---------------------
                                                                                                                1,423
                                                                                                 ---------------------
Computer Aided Design (0.93%)
Ansys Inc (a)                                                89,412                                             2,329
Aspen Technology Inc (a)                                     69,616                                               863
                                                                                                 ---------------------
                                                                                                                3,192
                                                                                                 ---------------------
Computer Graphics (0.55%)
Trident Microsystems Inc (a)(b)                             122,560                                             1,864
                                                                                                 ---------------------

Computer Services (1.53%)
Ciber Inc (a)                                                62,000                                               471
Manhattan Associates Inc (a)(b)                              57,240                                             1,595
Ness Technologies Inc (a)(b)                                 73,830                                               868
SI International Inc (a)(b)                                  25,090                                               731
SYKES Enterprises Inc (a)                                    93,802                                             1,570
                                                                                                 ---------------------
                                                                                                                5,235
                                                                                                 ---------------------
Computer Software (0.13%)
Double-Take Software Inc (a)                                 28,110                                               429
                                                                                                 ---------------------

Computers - Memory Devices (0.05%)
Imation Corp                                                  5,880                                               184
                                                                                                 ---------------------

Consulting Services (0.94%)
FTI Consulting Inc (a)(b)                                    27,020                                             1,109
Huron Consulting Group Inc (a)(b)                            30,872                                             2,097
                                                                                                 ---------------------
                                                                                                                3,206
                                                                                                 ---------------------
Consumer Products - Miscellaneous (0.45%)
CSS Industries Inc                                           16,260                                               584
Helen of Troy Ltd (a)(b)                                     27,040                                               601
Prestige Brands Holdings Inc (a)                             28,820                                               360
                                                                                                 ---------------------
                                                                                                                1,545
                                                                                                 ---------------------
Cosmetics & Toiletries (0.33%)
Chattem Inc (a)(b)                                           20,310                                             1,141
                                                                                                 ---------------------

Data Processing & Management (0.18%)
Commvault Systems Inc (a)(b)                                 36,923                                               627
                                                                                                 ---------------------

Diagnostic Equipment (0.54%)
Immucor Inc (a)                                              59,103                                             1,842
                                                                                                 ---------------------

Diagnostic Kits (0.52%)
Meridian Bioscience Inc                                      78,900                                             1,762
                                                                                                 ---------------------


Direct Marketing (0.49%)
Harte-Hanks Inc                                              71,440                                             1,682
                                                                                                 ---------------------

Distribution & Wholesale (1.73%)
Central European Distribution Corp (a)(b)                    40,470                                             1,666
United Stationers Inc (a)                                    39,125                                             2,494
WESCO International Inc (a)                                  32,596                                             1,746
                                                                                                 ---------------------
                                                                                                                5,906
                                                                                                 ---------------------
Diversified Manufacturing Operations (0.53%)
Barnes Group Inc                                             28,720                                               896
Koppers Holdings Inc                                         31,530                                               932
                                                                                                 ---------------------
                                                                                                                1,828
                                                                                                 ---------------------
E-Commerce - Products (0.09%)
NutriSystem Inc (a)(b)                                        5,405                                               301
                                                                                                 ---------------------

Electric - Integrated (1.67%)
Allete Inc                                                   59,100                                             2,591
Empire District Electric Co/The (b)                          45,360                                               984
PNM Resources Inc                                            56,739                                             1,466
Portland General Electric Co                                 25,092                                               675
                                                                                                 ---------------------
                                                                                                                5,716
                                                                                                 ---------------------
Electronic Components - Miscellaneous (0.24%)
Benchmark Electronics Inc (a)                                36,250                                               805
                                                                                                 ---------------------

Electronic Components - Semiconductors (1.36%)
Mellanox Technologies Ltd (a)(b)                             20,110                                               389
ON Semiconductor Corp (a)(b)                                293,634                                             3,471
Zoran Corp (a)                                               41,620                                               785
                                                                                                 ---------------------
                                                                                                                4,645
                                                                                                 ---------------------
Electronic Design Automation (0.36%)
Ansoft Corp (a)(b)                                           27,342                                               691
Magma Design Automation Inc (a)(b)                           36,570                                               542
                                                                                                 ---------------------
                                                                                                                1,233
                                                                                                 ---------------------
Electronic Measurement Instruments (0.74%)
Itron Inc (a)(b)                                             14,351                                             1,140
Tektronix Inc                                                32,243                                             1,059
Zygo Corp (a)(b)                                             27,920                                               336
                                                                                                 ---------------------
                                                                                                                2,535
                                                                                                 ---------------------
E-Marketing & Information (1.58%)
aQuantive Inc (a)                                            68,742                                             4,547
Digital River Inc (a)(b)                                     18,810                                               847
                                                                                                 ---------------------
                                                                                                                5,394
                                                                                                 ---------------------
Engineering - Research & Development Services (0.49%)
EMCOR Group Inc (a)                                          47,040                                             1,689
                                                                                                 ---------------------

Enterprise Software & Services (1.23%)
Informatica Corp (a)(b)                                     162,100                                             2,260
Lawson Software Inc (a)(b)                                   69,463                                               662
Omnicell Inc (a)                                             31,610                                               755
SYNNEX Corp (a)                                              26,090                                               530
                                                                                                 ---------------------
                                                                                                                4,207
                                                                                                 ---------------------
E-Services - Consulting (0.34%)
Perficient Inc (a)(b)                                        58,240                                             1,151
                                                                                                 ---------------------

Finance - Investment Banker & Broker (0.45%)
Investment Technology Group Inc (a)(b)                       23,759                                               949

Finance - Investment Banker & Broker
KBW Inc (a)(b)                                                  807                                                20
Stifel Financial Corp (a)(b)                                 10,270                                               568
                                                                                                 ---------------------
                                                                                                                1,537
                                                                                                 ---------------------
Finance - Leasing Company (0.45%)
Financial Federal Corp (b)                                   44,032                                             1,248
Marlin Business Services Corp (a)                            15,284                                               298
                                                                                                 ---------------------
                                                                                                                1,546
                                                                                                 ---------------------
Financial Guarantee Insurance (0.22%)
Triad Guaranty Inc (a)(b)                                    26,827                                               740
                                                                                                 ---------------------

Food - Miscellaneous/Diversified (0.63%)
Ralcorp Holdings Inc (a)(b)                                  41,420                                             2,152
                                                                                                 ---------------------

Food - Wholesale & Distribution (0.39%)
Spartan Stores Inc                                           46,070                                             1,348
                                                                                                 ---------------------

Footwear & Related Apparel (1.09%)
Steven Madden Ltd                                            53,680                                             1,514
Wolverine World Wide Inc                                     81,450                                             2,204
                                                                                                 ---------------------
                                                                                                                3,718
                                                                                                 ---------------------
Gas - Distribution (0.70%)
Northwest Natural Gas Co                                     42,080                                             1,754
South Jersey Industries Inc                                  19,928                                               653
                                                                                                 ---------------------
                                                                                                                2,407
                                                                                                 ---------------------
Health Care Cost Containment (0.07%)
Healthspring Inc (a)                                         14,453                                               247
                                                                                                 ---------------------

Home Furnishings (0.53%)
Tempur-Pedic International Inc (b)                           58,110                                             1,810
                                                                                                 ---------------------

Human Resources (0.87%)
AMN Healthcare Services Inc (a)                              66,745                                             1,433
Korn/Ferry International (a)(b)                              64,948                                             1,535
                                                                                                 ---------------------
                                                                                                                2,968
                                                                                                 ---------------------
Independent Power Producer (0.14%)
Ormat Technologies Inc (b)                                   11,180                                               463
                                                                                                 ---------------------

Instruments - Controls (0.71%)
Mettler Toledo International Inc (a)                         25,608                                             2,437
                                                                                                 ---------------------

Instruments - Scientific (0.36%)
Varian Inc (a)                                               20,601                                             1,239
                                                                                                 ---------------------

Internet Application Software (0.45%)
DealerTrack Holdings Inc (a)(b)                              14,760                                               532
Vocus Inc (a)(b)                                             35,830                                             1,007
                                                                                                 ---------------------
                                                                                                                1,539
                                                                                                 ---------------------
Internet Connectivity Services (0.59%)
Internap Network Services Corp (a)(b)                       135,880                                             2,003
                                                                                                 ---------------------

Internet Infrastructure Software (0.66%)
TIBCO Software Inc (a)(b)                                   278,370                                             2,263
                                                                                                 ---------------------


Internet Telephony (0.24%)
j2 Global Communications Inc (a)(b)                          24,890                                               812
                                                                                                 ---------------------

Intimate Apparel (0.61%)
Warnaco Group Inc/The (a)                                    57,700                                             2,084
                                                                                                 ---------------------

Investment Companies (0.58%)
Ares Capital Corp                                           103,751                                             1,618
Technology Investment Capital Corp (b)                       27,657                                               379
                                                                                                 ---------------------
                                                                                                                1,997
                                                                                                 ---------------------
Investment Management & Advisory Services (0.12%)
National Financial Partners Corp (b)                          8,570                                               397
                                                                                                 ---------------------

Lasers - Systems & Components (0.76%)
Cymer Inc (a)                                                49,560                                             2,119
Excel Technology Inc (a)                                     19,410                                               485
                                                                                                 ---------------------
                                                                                                                2,604
                                                                                                 ---------------------
Leisure & Recreation Products (0.66%)
K2 Inc (a)                                                   41,310                                               604
WMS Industries Inc (a)(b)                                    63,375                                             1,653
                                                                                                 ---------------------
                                                                                                                2,257
                                                                                                 ---------------------
Life & Health Insurance (0.60%)
Delphi Financial Group Inc                                   51,134                                             2,054
                                                                                                 ---------------------

Linen Supply & Related Items (0.18%)
Unifirst Corp/MA                                             16,583                                               623
                                                                                                 ---------------------

Machinery - Construction & Mining (1.07%)
Astec Industries Inc (a)(b)                                  33,550                                             1,750
Bucyrus International Inc (b)                                29,800                                             1,894
                                                                                                 ---------------------
                                                                                                                3,644
                                                                                                 ---------------------
Machinery - General Industry (1.23%)
Gardner Denver Inc (a)                                       52,064                                             2,165
Middleby Corp (a)(b)                                         23,050                                             1,429
Tennant Co (b)                                               15,480                                               597
                                                                                                 ---------------------
                                                                                                                4,191
                                                                                                 ---------------------
Machinery Tools & Related Products (0.91%)
Hardinge Inc (b)                                             26,422                                               870
Kennametal Inc                                               29,070                                             2,228
                                                                                                 ---------------------
                                                                                                                3,098
                                                                                                 ---------------------
Medical - Biomedical/Gene (1.08%)
Applera Corp - Celera Group (a)(b)                           49,730                                               598
Exelixis Inc (a)(b)                                          66,460                                               644
Incyte Corp (a)(b)                                           82,070                                               436
Lexicon Pharmaceuticals Inc (a)(b)                           13,272                                                43
Myriad Genetics Inc (a)(b)                                   34,769                                             1,300
SuperGen Inc (a)(b)                                         111,020                                               667
                                                                                                 ---------------------
                                                                                                                3,688
                                                                                                 ---------------------
Medical - Drugs (1.52%)
Adams Respiratory Therapeutics Inc (a)(b)                    43,480                                             1,609
Cubist Pharmaceuticals Inc (a)(b)                            28,366                                               654
Pharmion Corp (a)(b)                                         20,190                                               492
Viropharma Inc (a)(b)                                       108,370                                             1,393
Xenoport Inc (a)                                             13,960                                               596
Zymogenetics Inc (a)(b)                                      37,800                                               437
                                                                                                 ---------------------
                                                                                                                5,181
                                                                                                 ---------------------

Medical - HMO (0.37%)
Sierra Health Services Inc (a)(b)                            31,273                                             1,271
                                                                                                 ---------------------

Medical - Outpatient & Home Medical Care (0.67%)
Amedisys Inc (a)                                             47,887                                             1,813
LHC Group Inc (a)(b)                                         19,260                                               466
                                                                                                 ---------------------
                                                                                                                2,279
                                                                                                 ---------------------
Medical Imaging Systems (0.30%)
IRIS International Inc (a)(b)                                63,970                                             1,018
                                                                                                 ---------------------

Medical Instruments (0.13%)
Conceptus Inc (a)(b)                                         27,610                                               447
                                                                                                 ---------------------

Medical Laboratory & Testing Service (0.61%)
Icon Plc ADR (a)                                             44,640                                             2,088
                                                                                                 ---------------------

Medical Laser Systems (0.70%)
LCA-Vision Inc (b)                                           29,970                                             1,064
Palomar Medical Technologies Inc (a)(b)                      41,182                                             1,315
                                                                                                 ---------------------
                                                                                                                2,379
                                                                                                 ---------------------
Medical Products (1.00%)
Haemonetics Corp (a)                                         15,955                                               789
Syneron Medical Ltd (a)(b)                                   30,818                                               730
Zoll Medical Corp (a)                                        70,885                                             1,904
                                                                                                 ---------------------
                                                                                                                3,423
                                                                                                 ---------------------
Metal Processors & Fabrication (1.90%)
CIRCOR International Inc                                     15,330                                               611
Commercial Metals Co                                         56,026                                             1,728
Dynamic Materials Corp (b)                                   48,364                                             2,035
Ladish Co Inc (a)(b)                                         24,820                                             1,203
RBC Bearings Inc (a)                                         23,970                                               916
                                                                                                 ---------------------
                                                                                                                6,493
                                                                                                 ---------------------
Miscellaneous Manufacturers (0.36%)
Aptargroup Inc                                               33,630                                             1,224
                                                                                                 ---------------------

Motion Pictures & Services (0.31%)
Lions Gate Entertainment Corp (a)(b)                         95,066                                             1,045
                                                                                                 ---------------------

Multi-Line Insurance (0.08%)
Horace Mann Educators Corp                                   16,003                                               285
                                                                                                 ---------------------

Multimedia (0.26%)
Journal Communications Inc                                   85,099                                               901
                                                                                                 ---------------------

Networking Products (1.35%)
Anixter International Inc (a)(b)                             25,702                                             2,125
Polycom Inc (a)                                              80,440                                             2,491
                                                                                                 ---------------------
                                                                                                                4,616
                                                                                                 ---------------------
Non-Ferrous Metals (0.81%)
Brush Engineered Materials Inc (a)(b)                         8,694                                               329
RTI International Metals Inc (a)                             30,770                                             2,438
                                                                                                 ---------------------
                                                                                                                2,767
                                                                                                 ---------------------
Non-Hazardous Waste Disposal (0.41%)
Waste Connections Inc (a)                                    45,064                                             1,397
                                                                                                 ---------------------


Office Supplies & Forms (0.08%)
Ennis Inc                                                    13,111                                               265
                                                                                                 ---------------------

Oil - Field Services (1.00%)
Matrix Service Co (a)(b)                                     41,672                                               962
Superior Energy Services (a)                                 60,784                                             2,451
                                                                                                 ---------------------
                                                                                                                3,413
                                                                                                 ---------------------
Oil Company - Exploration & Production (2.10%)
Berry Petroleum Co                                           15,254                                               567
Mariner Energy Inc (a)(b)                                    46,790                                               989
Penn Virginia Corp                                           55,790                                             2,159
Petroquest Energy Inc (a)                                    79,364                                               993
Rosetta Resources Inc (a)(b)                                 43,414                                               782
St Mary Land & Exploration Co                                50,907                                             1,695
                                                                                                 ---------------------
                                                                                                                7,185
                                                                                                 ---------------------
Oil Field Machinery & Equipment (0.64%)
Dril-Quip Inc (a)(b)                                         45,473                                             2,182
                                                                                                 ---------------------

Oil Refining & Marketing (0.43%)
Holly Corp                                                   22,008                                             1,483
                                                                                                 ---------------------

Paper & Related Products (0.40%)
Rock-Tenn Co                                                 44,930                                             1,380
                                                                                                 ---------------------

Pharmacy Services (0.33%)
HealthExtras Inc (a)(b)                                      42,410                                             1,138
                                                                                                 ---------------------

Physician Practice Management (0.46%)
Pediatrix Medical Group Inc (a)                              28,990                                             1,564
                                                                                                 ---------------------

Power Converter & Supply Equipment (0.50%)
Advanced Energy Industries Inc (a)(b)                        96,244                                             1,705
                                                                                                 ---------------------

Printing - Commercial (0.57%)
Consolidated Graphics Inc (a)(b)                             29,681                                             1,956
                                                                                                 ---------------------

Private Corrections (0.59%)
Geo Group Inc/The (a)(b)                                     72,486                                             2,005
                                                                                                 ---------------------

Property & Casualty Insurance (2.42%)
American Physicians Capital Inc                              13,630                                               517
Argonaut Group Inc (b)                                       38,970                                             1,073
CNA Surety Corp (a)                                          23,670                                               400
Navigators Group Inc (a)                                     13,380                                               700
Safety Insurance Group Inc                                   29,939                                               997
Selective Insurance Group                                    41,416                                               850
Tower Group Inc                                              61,950                                             1,641
United America Indemnity Ltd (a)                             16,550                                               355
Zenith National Insurance Corp                               42,785                                             1,727
                                                                                                 ---------------------
                                                                                                                8,260
                                                                                                 ---------------------
Recreational Centers (0.69%)
Life Time Fitness Inc (a)(b)                                 46,030                                             2,367
                                                                                                 ---------------------

Reinsurance (0.19%)
Max Capital Group Ltd                                        25,497                                               666
                                                                                                 ---------------------


REITS - Diversified (0.89%)
Entertainment Properties Trust                               41,710                                             1,858
Investors Real Estate Trust (b)                              36,590                                               352
Washington Real Estate Investment Trust (b)                  28,240                                               843
                                                                                                 ---------------------
                                                                                                                3,053
                                                                                                 ---------------------
REITS - Healthcare (0.62%)
Senior Housing Properties Trust                             123,570                                             2,135
                                                                                                 ---------------------

REITS - Hotels (1.05%)
Ashford Hospitality Trust Inc                                93,380                                               954
DiamondRock Hospitality Co                                   74,260                                             1,251
FelCor Lodging Trust Inc                                     63,660                                             1,398
                                                                                                 ---------------------
                                                                                                                3,603
                                                                                                 ---------------------
REITS - Mortgage (1.08%)
Anthracite Capital Inc (b)                                   34,050                                               320
Arbor Realty Trust Inc                                       29,771                                               588
Deerfield Triarc Capital Corp                               127,213                                             1,396
Gramercy Capital Corp/New York (b)                           57,053                                             1,380
                                                                                                 ---------------------
                                                                                                                3,684
                                                                                                 ---------------------
REITS - Office Property (0.47%)
BioMed Realty Trust Inc (b)                                  73,582                                             1,607
                                                                                                 ---------------------

REITS - Shopping Centers (0.60%)
Inland Real Estate Corp                                      46,230                                               699
Kite Realty Group Trust (b)                                  22,260                                               355
Saul Centers Inc (b)                                         12,940                                               561
Urstadt Biddle Properties Inc                                28,609                                               432
                                                                                                 ---------------------
                                                                                                                2,047
                                                                                                 ---------------------
REITS - Single Tenant (0.16%)
Getty Realty Corp (b)                                        21,338                                               538
                                                                                                 ---------------------

Research & Development (0.56%)
Parexel International Corp (a)                               47,430                                             1,918
                                                                                                 ---------------------

Resorts & Theme Parks (0.76%)
Vail Resorts Inc (a)(b)                                      48,305                                             2,587
                                                                                                 ---------------------

Respiratory Products (0.44%)
Respironics Inc (a)                                          32,606                                             1,492
                                                                                                 ---------------------

Retail - Apparel & Shoe (2.98%)
Aeropostale Inc (a)(b)                                       27,268                                             1,038
Brown Shoe Co Inc                                            31,160                                               652
Charlotte Russe Holding Inc (a)                              73,684                                             1,309
Dress Barn Inc (a)(b)                                       102,460                                             1,864
Genesco Inc (a)(b)                                           30,582                                             1,546
Men's Wearhouse Inc                                          48,070                                             2,375
Wet Seal Inc/The (a)(b)                                     303,144                                             1,413
                                                                                                 ---------------------
                                                                                                               10,197
                                                                                                 ---------------------
Retail - Appliances (0.13%)
Conn's Inc (a)(b)                                            18,052                                               458
                                                                                                 ---------------------

Retail - Automobile (0.21%)
Asbury Automotive Group Inc                                  32,540                                               720
                                                                                                 ---------------------


Retail - Convenience Store (0.23%)
Pantry Inc/The (a)(b)                                        22,537                                               785
                                                                                                 ---------------------

Retail - Restaurants (0.99%)
AFC Enterprises (a)(b)                                       58,680                                               919
CEC Entertainment Inc (a)(b)                                 28,090                                               829
Ruth's Chris Steak House (a)(b)                              34,720                                               581
Sonic Corp (a)(b)                                            50,280                                             1,039
                                                                                                 ---------------------
                                                                                                                3,368
                                                                                                 ---------------------
Retail - Sporting Goods (0.50%)
Hibbett Sports Inc (a)(b)                                    66,236                                             1,698
                                                                                                 ---------------------

Rubber & Plastic Products (0.17%)
Myers Industries Inc (b)                                     27,832                                               595
                                                                                                 ---------------------

Savings & Loans - Thrifts (0.95%)
First Place Financial Corp/OH                                25,590                                               404
FirstFed Financial Corp (a)(b)                               30,810                                             1,392
Franklin Bank Corp/Houston TX (a)(b)                         33,820                                               363
PFF Bancorp Inc                                              20,863                                               349
TierOne Corp                                                 12,230                                               284
WSFS Financial Corp                                           8,556                                               472
                                                                                                 ---------------------
                                                                                                                3,264
                                                                                                 ---------------------
Seismic Data Collection (0.64%)
Dawson Geophysical Co (a)(b)                                 10,099                                               551
Input/Output Inc (a)(b)                                     115,147                                             1,641
                                                                                                 ---------------------
                                                                                                                2,192
                                                                                                 ---------------------
Semiconductor Component - Integrated Circuits (1.34%)
Cirrus Logic Inc (a)(b)                                      75,470                                               550
Emulex Corp (a)(b)                                          105,826                                             2,095
Micrel Inc                                                   85,040                                               880
Standard Microsystems Corp (a)                               31,720                                             1,059
                                                                                                 ---------------------
                                                                                                                4,584
                                                                                                 ---------------------
Semiconductor Equipment (0.19%)
Entegris Inc (a)(b)                                          59,880                                               646
                                                                                                 ---------------------

Steel - Producers (1.45%)
Chaparral Steel Co                                           38,439                                             3,230
Claymont Steel Inc (a)                                       19,730                                               393
Reliance Steel & Aluminum Co                                 25,672                                             1,349
                                                                                                 ---------------------
                                                                                                                4,972
                                                                                                 ---------------------
Telecommunication Equipment (1.76%)
Anaren Inc (a)(b)                                            44,930                                               775
Arris Group Inc (a)                                         161,274                                             2,390
Comtech Telecommunications Corp (a)(b)                       46,747                                             2,032
Sirenza Microdevices Inc (a)(b)                              71,824                                               816
                                                                                                 ---------------------
                                                                                                                6,013
                                                                                                 ---------------------
Telecommunication Equipment - Fiber Optics (0.19%)
Oplink Communications Inc (a)                                41,020                                               663
                                                                                                 ---------------------

Telecommunication Services (1.13%)
Consolidated Communications Holdings Inc (b)                 70,850                                             1,291
NeuStar Inc (a)(b)                                           46,437                                             1,339
Premiere Global Services Inc (a)(b)                         105,110                                             1,224
                                                                                                 ---------------------
                                                                                                                3,854
                                                                                                 ---------------------

Telephone - Integrated (0.36%)
Alaska Communications Systems Group Inc                      86,519                                             1,243
                                                                                                 ---------------------

Television (0.31%)
Sinclair Broadcast Group Inc (b)                             82,099                                             1,071
                                                                                                 ---------------------

Therapeutics (1.56%)
BioMarin Pharmaceuticals Inc (a)(b)                          84,730                                             1,530
Isis Pharmaceuticals Inc (a)(b)                             124,620                                             1,298
Medarex Inc (a)(b)                                          119,434                                             1,691
Progenics Pharmaceuticals Inc (a)(b)                         38,070                                               811
                                                                                                 ---------------------
                                                                                                                5,330
                                                                                                 ---------------------
Toys (0.57%)
Jakks Pacific Inc (a)(b)                                     64,922                                             1,539
Marvel Entertainment Inc (a)                                 16,570                                               402
                                                                                                 ---------------------
                                                                                                                1,941
                                                                                                 ---------------------
Transactional Software (0.49%)
VeriFone Holdings Inc (a)(b)                                 46,200                                             1,682
                                                                                                 ---------------------

Transport - Marine (0.44%)
American Commercial Lines Inc (a)(b)                         16,673                                               369
Horizon Lines Inc (b)                                        39,726                                             1,147
                                                                                                 ---------------------
                                                                                                                1,516
                                                                                                 ---------------------
Transport - Services (0.64%)
HUB Group Inc (a)                                            64,820                                             2,205
                                                                                                 ---------------------

Transport - Truck (0.12%)
Old Dominion Freight Line (a)                                 3,389                                                98
Saia Inc (a)                                                 15,035                                               304
                                                                                                 ---------------------
                                                                                                                  402
                                                                                                 ---------------------
Travel Services (0.21%)
Ambassadors Group Inc                                        18,810                                               728
                                                                                                 ---------------------

Vitamins & Nutrition Products (0.15%)
USANA Health Sciences Inc (a)(b)                             12,470                                               503
                                                                                                 ---------------------

Wire & Cable Products (0.87%)
General Cable Corp (a)(b)                                    37,221                                             2,959
                                                                                                 ---------------------

Wireless Equipment (0.46%)
EMS Technologies Inc (a)                                     31,735                                               697
Viasat Inc (a)                                               30,207                                               865
                                                                                                 ---------------------
                                                                                                                1,562
                                                                                                 ---------------------
TOTAL COMMON STOCKS                                                                           $               338,672
                                                                                                 ---------------------
                                                           Principal
                                                           Amount                                   Value (000's)
                                                           (000's)
SHORT TERM INVESTMENTS (2.41%)
Commercial Paper (2.41%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                              8,250                                             8,250
                                                                                                 ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $                 8,250
                                                                                                 ---------------------

MONEY MARKET FUNDS (30.44%)
Money Center Banks (30.44%)
BNY Institutional Cash Reserve Fund (f)                     104,071                                           104,071
                                                                                                 ---------------------
TOTAL MONEY MARKET FUNDS                                                                      $               104,071
                                                                                                 ---------------------
Total Investments                                                                             $               450,993
Liabilities in Excess of Other Assets, Net - (31.92)%                                                       (109,134)
                                                                                                 ---------------------
TOTAL NET ASSETS - 100.00%                                                                    $               341,859
                                                                                                 =====================
                                                                                                 ---------------------

                                                                                                 =====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security is Illiquid

(d)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                       $                51,924
Unrealized Depreciation                                                                                      (22,389)
                                                                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                                                                     29,535
Cost for federal income tax purposes                                                                          421,458
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
-------------------------------------------------------------------- --------------------------- ---------------------
Sector                                                                                                        Percent
-------------------------------------------------------------------- --------------------------- ---------------------
Financial                                                                                                      50.17%
Industrial                                                                                                     17.39%
Consumer, Non-cyclical                                                                                         16.81%
Consumer, Cyclical                                                                                             15.88%
Communications                                                                                                 10.71%
Technology                                                                                                      9.35%
Energy                                                                                                          4.81%
Basic Materials                                                                                                 4.29%
Utilities                                                                                                       2.51%
Liabilities in Excess of Other Assets, Net                                                                  (-31.92%)
                                                                                                 ---------------------
TOTAL NET ASSETS                                                                                              100.00%
                                                                                                 =====================




Schedule of Investments

July 31, 2007 (unaudited)
SmallCap Growth Fund




                                                          Shares                                   Value (000's)
                                                            Held
COMMON STOCKS (97.91%)
Advertising Services (0.82%)
inVentiv Health Inc (a)                                    104,236                           $                 3,698
                                                                                                ---------------------

Aerospace & Defense (1.82%)
Esterline Technologies Corp (a)(b)                          64,086                                             2,966
Teledyne Technologies Inc (a)                               62,375                                             2,768
TransDigm Group Inc (a)(b)                                  60,768                                             2,504
                                                                                                ---------------------
                                                                                                               8,238
                                                                                                ---------------------
Aerospace & Defense Equipment (1.48%)
AAR Corp (a)(b)                                             94,518                                             2,819
BE Aerospace Inc (a)                                        94,769                                             3,844
                                                                                                ---------------------
                                                                                                               6,663
                                                                                                ---------------------
Airlines (0.55%)
Allegiant Travel Co (a)(b)                                  84,787                                             2,492
                                                                                                ---------------------

Apparel Manufacturers (1.85%)
Carter's Inc (a)(b)                                         65,300                                             1,382
G-III Apparel Group Ltd (a)                                172,000                                             2,774
Gymboree Corp (a)                                           41,000                                             1,765
Phillips-Van Heusen                                         47,032                                             2,449
                                                                                                ---------------------
                                                                                                               8,370
                                                                                                ---------------------
Applications Software (0.47%)
American Reprographics Co (a)(b)                            85,010                                             2,118
                                                                                                ---------------------

Batteries & Battery Systems (0.61%)
Greatbatch Inc (a)(b)                                       88,300                                             2,740
                                                                                                ---------------------

Building - Mobile Home & Manufactured Housing (0.74%)
Williams Scotsman International Inc (a)                    122,629                                             3,329
                                                                                                ---------------------

Building Products - Cement & Aggregate (0.53%)
Texas Industries Inc                                        30,587                                             2,411
                                                                                                ---------------------

Building Products - Doors & Windows (0.64%)
Apogee Enterprises Inc                                     111,914                                             2,883
                                                                                                ---------------------

Building Products - Light Fixtures (0.61%)
Genlyte Group Inc (a)                                       39,358                                             2,738
                                                                                                ---------------------

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)                                       1                                                 -
                                                                                                ---------------------

Chemicals - Plastics (0.27%)
Landec Corp (a)                                            104,400                                             1,202
                                                                                                ---------------------

Circuit Boards (0.54%)
Park Electrochemical Corp                                   83,044                                             2,462
                                                                                                ---------------------


Collectibles (0.62%)
RC2 Corp (a)                                                78,500                                             2,780
                                                                                                ---------------------

Commercial Banks (1.53%)
City Bank/Lynnwood WA (b)                                   70,777                                             1,726
Preferred Bank/Los Angeles CA                               72,538                                             2,785
United Community Banks Inc/GA (b)                          102,540                                             2,405
                                                                                                ---------------------
                                                                                                               6,916
                                                                                                ---------------------
Commercial Services (1.33%)
ICT Group Inc (a)(b)                                        96,245                                             1,520
Medifast Inc (a)(b)                                         97,845                                               720
Steiner Leisure Ltd (a)(b)                                  89,869                                             3,761
                                                                                                ---------------------
                                                                                                               6,001
                                                                                                ---------------------
Commercial Services - Finance (1.32%)
Morningstar Inc (a)(b)                                      53,600                                             2,625
Wright Express Corp (a)                                     97,964                                             3,337
                                                                                                ---------------------
                                                                                                               5,962
                                                                                                ---------------------
Communications Software (0.42%)
DivX Inc (a)(b)                                            141,000                                             1,905
                                                                                                ---------------------

Computer Aided Design (1.33%)
Ansys Inc (a)                                              137,336                                             3,576
Aspen Technology Inc (a)                                   197,643                                             2,451
                                                                                                ---------------------
                                                                                                               6,027
                                                                                                ---------------------
Computer Graphics (0.61%)
Trident Microsystems Inc (a)(b)                            181,841                                             2,766
                                                                                                ---------------------

Computer Services (1.34%)
SI International Inc (a)(b)                                 86,842                                             2,530
Syntel Inc (b)                                              97,367                                             3,506
                                                                                                ---------------------
                                                                                                               6,036
                                                                                                ---------------------
Computer Software (0.53%)
Blackbaud Inc (b)                                          114,317                                             2,394
                                                                                                ---------------------

Computers - Integrated Systems (0.63%)
Micros Systems Inc (a)                                      53,178                                             2,833
                                                                                                ---------------------

Consulting Services (0.99%)
Huron Consulting Group Inc (a)                              65,639                                             4,459
                                                                                                ---------------------

Data Processing & Management (0.62%)
Commvault Systems Inc (a)(b)                               165,220                                             2,805
                                                                                                ---------------------

Decision Support Software (0.57%)
Interactive Intelligence Inc (a)(b)                        125,048                                             2,587
                                                                                                ---------------------

Diagnostic Equipment (0.82%)
Immucor Inc (a)                                            118,363                                             3,688
                                                                                                ---------------------

Diagnostic Kits (0.68%)
Meridian Bioscience Inc                                    136,615                                             3,051
                                                                                                ---------------------

Distribution & Wholesale (1.23%)
Central European Distribution Corp (a)(b)                   56,673                                             2,333
LKQ Corp (a)(b)                                            113,449                                             3,226
                                                                                                ---------------------
                                                                                                               5,559
                                                                                                ---------------------

E-Commerce - Products (0.25%)
NutriSystem Inc (a)(b)                                      20,392                                             1,136
                                                                                                ---------------------

Electronic Components - Semiconductors (1.39%)
ON Semiconductor Corp (a)(b)                               296,723                                             3,507
Zoran Corp (a)(b)                                          146,840                                             2,768
                                                                                                ---------------------
                                                                                                               6,275
                                                                                                ---------------------
Electronic Design Automation (0.70%)
Ansoft Corp (a)                                            104,868                                             2,652
Magma Design Automation Inc (a)                             35,340                                               523
                                                                                                ---------------------
                                                                                                               3,175
                                                                                                ---------------------
Electronic Measurement Instruments (0.69%)
Itron Inc (a)(b)                                            39,005                                             3,098
                                                                                                ---------------------

E-Marketing & Information (1.95%)
aQuantive Inc (a)                                           97,666                                             6,461
Digital River Inc (a)(b)                                    51,800                                             2,331
                                                                                                ---------------------
                                                                                                               8,792
                                                                                                ---------------------
Enterprise Software & Services (1.56%)
Informatica Corp (a)(b)                                    227,446                                             3,171
Omnicell Inc (a)                                           161,411                                             3,854
                                                                                                ---------------------
                                                                                                               7,025
                                                                                                ---------------------
Finance - Investment Banker & Broker (0.49%)
KBW Inc (a)(b)                                              87,593                                             2,199
                                                                                                ---------------------

Finance - Other Services (0.75%)
GFI Group Inc (a)(b)                                        45,300                                             3,376
                                                                                                ---------------------

Food - Miscellaneous/Diversified (0.74%)
Hain Celestial Group Inc (a)(b)                            122,700                                             3,324
                                                                                                ---------------------

Footwear & Related Apparel (2.33%)
CROCS Inc (a)(b)                                            65,200                                             3,868
Heelys Inc (a)(b)                                           49,916                                             1,093
Steven Madden Ltd                                           94,987                                             2,679
Wolverine World Wide Inc                                   107,221                                             2,901
                                                                                                ---------------------
                                                                                                              10,541
                                                                                                ---------------------
Internet Application Software (1.20%)
DealerTrack Holdings Inc (a)                                59,484                                             2,145
Vocus Inc (a)(b)                                           116,711                                             3,278
                                                                                                ---------------------
                                                                                                               5,423
                                                                                                ---------------------
Internet Connectivity Services (0.46%)
Internap Network Services Corp (a)(b)                      142,000                                             2,093
                                                                                                ---------------------

Internet Content - Information & News (0.54%)
LoopNet Inc (a)                                            117,203                                             2,424
                                                                                                ---------------------

Internet Telephony (0.66%)
j2 Global Communications Inc (a)(b)                         91,722                                             2,994
                                                                                                ---------------------

Intimate Apparel (0.63%)
Warnaco Group Inc/The (a)                                   78,498                                             2,835
                                                                                                ---------------------

Investment Companies (0.41%)
Ares Capital Corp (b)                                      120,000                                             1,871
                                                                                                ---------------------


Lasers - Systems & Components (1.39%)
Cymer Inc (a)(b)                                            72,617                                             3,104
Rofin-Sinar Technologies Inc (a)(b)                         48,681                                             3,168
                                                                                                ---------------------
                                                                                                               6,272
                                                                                                ---------------------
Life & Health Insurance (0.31%)
Delphi Financial Group Inc                                  34,752                                             1,396
                                                                                                ---------------------

Machinery - Construction & Mining (1.85%)
Astec Industries Inc (a)(b)                                 80,351                                             4,192
Bucyrus International Inc (b)                               65,450                                             4,160
                                                                                                ---------------------
                                                                                                               8,352
                                                                                                ---------------------
Machinery - General Industry (2.10%)
Gardner Denver Inc (a)                                      75,466                                             3,139
Middleby Corp (a)(b)                                        46,200                                             2,865
Wabtec Corp                                                 85,443                                             3,489
                                                                                                ---------------------
                                                                                                               9,493
                                                                                                ---------------------
Medical - Biomedical/Gene (3.10%)
Applera Corp - Celera Group (a)                            133,630                                             1,606
Exelixis Inc (a)(b)                                        226,456                                             2,195
Genomic Health Inc (a)(b)                                   99,000                                             1,970
Incyte Corp (a)(b)                                         287,837                                             1,531
Lifecell Corp (a)(b)                                        68,775                                             2,111
Myriad Genetics Inc (a)(b)                                  70,732                                             2,644
SuperGen Inc (a)(b)                                        326,000                                             1,959
                                                                                                ---------------------
                                                                                                              14,016
                                                                                                ---------------------
Medical - Drugs (1.80%)
Adams Respiratory Therapeutics Inc (a)(b)                   49,900                                             1,847
Indevus Pharmaceuticals Inc (a)(b)                         337,104                                             2,390
Viropharma Inc (a)(b)                                      207,687                                             2,669
Zymogenetics Inc (a)(b)                                    106,021                                             1,225
                                                                                                ---------------------
                                                                                                               8,131
                                                                                                ---------------------
Medical - Outpatient & Home Medical Care (1.32%)
Amedisys Inc (a)(b)                                        105,889                                             4,008
LHC Group Inc (a)(b)                                        81,268                                             1,968
                                                                                                ---------------------
                                                                                                               5,976
                                                                                                ---------------------
Medical Information Systems (0.66%)
Phase Forward Inc (a)                                      173,315                                             2,979
                                                                                                ---------------------

Medical Instruments (2.06%)
Conceptus Inc (a)(b)                                       134,665                                             2,181
Kyphon Inc (a)(b)                                           59,219                                             3,886
Ventana Medical Systems Inc (a)(b)                          38,994                                             3,250
                                                                                                ---------------------
                                                                                                               9,317
                                                                                                ---------------------
Medical Laboratory & Testing Service (0.78%)
Icon Plc ADR (a)                                            75,114                                             3,513
                                                                                                ---------------------

Medical Laser Systems (1.18%)
LCA-Vision Inc (b)                                          72,987                                             2,592
Palomar Medical Technologies Inc (a)(b)                     85,987                                             2,745
                                                                                                ---------------------
                                                                                                               5,337
                                                                                                ---------------------
Medical Products (1.36%)
Haemonetics Corp (a)                                        31,115                                             1,538
Syneron Medical Ltd (a)(b)                                  79,773                                             1,890
Zoll Medical Corp (a)                                      100,934                                             2,711
                                                                                                ---------------------
                                                                                                               6,139
                                                                                                ---------------------

Metal Processors & Fabrication (2.65%)
Dynamic Materials Corp (b)                                  74,961                                             3,154
Haynes International Inc (a)(b)                             24,600                                             2,209
Ladish Co Inc (a)(b)                                        66,252                                             3,212
RBC Bearings Inc (a)                                        88,688                                             3,389
                                                                                                ---------------------
                                                                                                              11,964
                                                                                                ---------------------
Miscellaneous Manufacturers (0.48%)
Reddy Ice Holdings Inc (b)                                  72,971                                             2,171
                                                                                                ---------------------

Motion Pictures & Services (0.38%)
Lions Gate Entertainment Corp (a)(b)                       157,000                                             1,725
                                                                                                ---------------------

Networking Products (0.86%)
Anixter International Inc (a)(b)                            47,099                                             3,893
                                                                                                ---------------------

Non-Ferrous Metals (0.96%)
Brush Engineered Materials Inc (a)(b)                       42,600                                             1,613
RTI International Metals Inc (a)                            34,178                                             2,709
                                                                                                ---------------------
                                                                                                               4,322
                                                                                                ---------------------
Office Furnishings - Original (0.43%)
Knoll Inc (b)                                               98,448                                             1,950
                                                                                                ---------------------

Oil - Field Services (1.31%)
Matrix Service Co (a)(b)                                   131,000                                             3,025
W-H Energy Services Inc (a)                                 44,800                                             2,871
                                                                                                ---------------------
                                                                                                               5,896
                                                                                                ---------------------
Oil Company - Exploration & Production (2.11%)
Arena Resources Inc (a)(b)                                  41,200                                             2,238
Petroquest Energy Inc (a)(b)                               202,500                                             2,533
Rosetta Resources Inc (a)(b)                               136,000                                             2,449
St Mary Land & Exploration Co                               70,024                                             2,331
                                                                                                ---------------------
                                                                                                               9,551
                                                                                                ---------------------
Oil Field Machinery & Equipment (0.68%)
Dril-Quip Inc (a)(b)                                        63,669                                             3,055
                                                                                                ---------------------

Oil Refining & Marketing (0.49%)
Alon USA Energy Inc (b)                                     62,500                                             2,229
                                                                                                ---------------------

Pharmacy Services (0.52%)
HealthExtras Inc (a)(b)                                     88,000                                             2,361
                                                                                                ---------------------

Physician Practice Management (0.43%)
Pediatrix Medical Group Inc (a)                             35,986                                             1,942
                                                                                                ---------------------

Power Converter & Supply Equipment (0.73%)
Advanced Energy Industries Inc (a)                         185,139                                             3,279
                                                                                                ---------------------

Precious Metals (0.45%)
Coeur d'Alene Mines Corp (a)(b)                            522,303                                             2,042
                                                                                                ---------------------

Private Corrections (0.83%)
Geo Group Inc/The (a)(b)                                   135,300                                             3,742
                                                                                                ---------------------

Property & Casualty Insurance (0.93%)
ProAssurance Corp (a)(b)                                    29,757                                             1,470

Property & Casualty Insurance
Zenith National Insurance Corp                              67,624                                             2,729
                                                                                                ---------------------
                                                                                                               4,199
                                                                                                ---------------------
Recreational Centers (0.84%)
Life Time Fitness Inc (a)(b)                                73,546                                             3,782
                                                                                                ---------------------

REITS - Diversified (1.47%)
Digital Realty Trust Inc. (b)                              111,776                                             3,705
Entertainment Properties Trust                              65,467                                             2,917
                                                                                                ---------------------
                                                                                                               6,622
                                                                                                ---------------------
REITS - Hotels (0.63%)
Sunstone Hotel Investors Inc                               114,000                                             2,829
                                                                                                ---------------------

REITS - Mortgage (0.25%)
Deerfield Triarc Capital Corp                              102,056                                             1,120
                                                                                                ---------------------

REITS - Office Property (0.66%)
Kilroy Realty Corp                                          46,400                                             2,990
                                                                                                ---------------------

REITS - Shopping Centers (0.50%)
Inland Real Estate Corp                                    148,691                                             2,248
                                                                                                ---------------------

Research & Development (0.59%)
Parexel International Corp (a)                              65,549                                             2,650
                                                                                                ---------------------

Retail - Apparel & Shoe (3.62%)
Aeropostale Inc (a)(b)                                      57,073                                             2,173
Charlotte Russe Holding Inc (a)                             98,000                                             1,741
Genesco Inc (a)(b)                                          44,095                                             2,229
Men's Wearhouse Inc (b)                                     78,378                                             3,872
Stage Stores Inc                                           119,782                                             2,137
Tween Brands Inc (a)(b)                                     76,132                                             2,913
Wet Seal Inc/The (a)(b)                                    272,007                                             1,268
                                                                                                ---------------------
                                                                                                              16,333
                                                                                                ---------------------
Retail - Convenience Store (0.50%)
Pantry Inc/The (a)(b)                                       64,588                                             2,250
                                                                                                ---------------------

Retail - Restaurants (1.49%)
BJ's Restaurants Inc (a)(b)                                148,400                                             2,968
Buffalo Wild Wings Inc (a)(b)                               39,178                                             1,693
McCormick & Schmick's Seafood Restaurant (a)                84,806                                             2,068
                                                                                                ---------------------
                                                                                                               6,729
                                                                                                ---------------------
Retail - Sporting Goods (0.64%)
Hibbett Sports Inc (a)(b)                                  112,380                                             2,880
                                                                                                ---------------------

Schools (0.70%)
DeVry Inc                                                   98,000                                             3,175
                                                                                                ---------------------

Seismic Data Collection (1.01%)
Dawson Geophysical Co (a)                                   39,536                                             2,159
Input/Output Inc (a)(b)                                    169,000                                             2,408
                                                                                                ---------------------
                                                                                                               4,567
                                                                                                ---------------------
Semiconductor Component - Integrated Circuits (1.11%)
Emulex Corp (a)                                            142,203                                             2,816
Micrel Inc                                                 212,000                                             2,194
                                                                                                ---------------------
                                                                                                               5,010
                                                                                                ---------------------

Semiconductor Equipment (0.56%)
ATMI Inc (a)                                                88,088                                             2,553
                                                                                                ---------------------

Steel - Producers (0.92%)
Chaparral Steel Co                                          33,830                                             2,843
Claymont Steel Inc (a)                                      65,357                                             1,303
                                                                                                ---------------------
                                                                                                               4,146
                                                                                                ---------------------
Telecommunication Equipment (1.72%)
CommScope Inc (a)(b)                                        68,935                                             3,752
Sirenza Microdevices Inc (a)(b)                            353,048                                             4,011
                                                                                                ---------------------
                                                                                                               7,763
                                                                                                ---------------------
Telecommunication Services (1.07%)
Cbeyond Inc (a)(b)                                          78,000                                             2,759
NeuStar Inc (a)(b)                                          71,560                                             2,064
                                                                                                ---------------------
                                                                                                               4,823
                                                                                                ---------------------
Theaters (0.39%)
National CineMedia Inc (b)                                  70,167                                             1,747
                                                                                                ---------------------

Therapeutics (1.83%)
BioMarin Pharmaceuticals Inc (a)(b)                        102,367                                             1,849
Isis Pharmaceuticals Inc (a)(b)                            227,518                                             2,369
Medarex Inc (a)(b)                                         178,909                                             2,533
Progenics Pharmaceuticals Inc (a)(b)                        70,860                                             1,510
                                                                                                ---------------------
                                                                                                               8,261
                                                                                                ---------------------
Transactional Software (0.59%)
VeriFone Holdings Inc (a)(b)                                72,692                                             2,647
                                                                                                ---------------------

Transport - Marine (1.00%)
American Commercial Lines Inc (a)(b)                       101,528                                             2,249
Horizon Lines Inc (b)                                       78,400                                             2,262
                                                                                                ---------------------
                                                                                                               4,511
                                                                                                ---------------------
Transport - Services (0.63%)
HUB Group Inc (a)                                           83,733                                             2,849
                                                                                                ---------------------

Travel Services (0.92%)
Ambassadors Group Inc (b)                                  107,600                                             4,163
                                                                                                ---------------------

Wire & Cable Products (0.88%)
General Cable Corp (a)                                      50,019                                             3,977
                                                                                                ---------------------

Wireless Equipment (0.99%)
EMS Technologies Inc (a)                                    64,000                                             1,406
Viasat Inc (a)                                             107,082                                             3,066
                                                                                                ---------------------
                                                                                                               4,472
                                                                                                ---------------------
TOTAL COMMON STOCKS                                                                          $               442,033
                                                                                                ---------------------
                                                          Principal
                                                          Amount                                   Value (000's)
                                                          (000's)
SHORT TERM INVESTMENTS (1.44%)
Commercial Paper (1.44%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                             6,510                                             6,510
                                                                                                ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $                 6,510
                                                                                                ---------------------

MONEY MARKET FUNDS (31.94%)
Money Center Banks (31.94%)
BNY Institutional Cash Reserve Fund (c)                    144,172                                           144,172
                                                                                                ---------------------
TOTAL MONEY MARKET FUNDS                                                                     $               144,172
                                                                                                ---------------------
Total Investments                                                                            $               592,715
Liabilities in Excess of Other Assets, Net - (31.29)%                                                      (141,246)
                                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                                   $               451,469
                                                                                                =====================
                                                                                                ---------------------

                                                                                                =====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                      $                58,602
Unrealized Depreciation                                                                                     (29,301)
                                                                                                ---------------------
Net Unrealized Appreciation (Depreciation)                                                                    29,301
Cost for federal income tax purposes                                                                         563,414
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
------------------------------------------------------------------- --------------------------- ---------------------
Sector                                                                                                       Percent
------------------------------------------------------------------- --------------------------- ---------------------
Financial                                                                                                     41.30%
Consumer, Non-cyclical                                                                                        22.38%
Industrial                                                                                                    18.63%
Consumer, Cyclical                                                                                            17.16%
Technology                                                                                                    13.10%
Communications                                                                                                10.52%
Energy                                                                                                         5.60%
Basic Materials                                                                                                2.60%
Liabilities in Excess of Other Assets, Net                                                                 (-31.29%)
                                                                                                ---------------------
TOTAL NET ASSETS                                                                                             100.00%
                                                                                                =====================


Schedule of Investments

July 31, 2007 (unaudited)
SmallCap S&P 600 Index Fund



                                                                                   Shares                     Value (000's)
                                                                                     Held
COMMON STOCKS (100.12%)
Advanced Materials & Products (0.34%)
Ceradyne Inc (a)(b)                                                                  20,851             $                 1,556
                                                                                                           ---------------------

Advertising Services (0.18%)
inVentiv Health Inc (b)                                                              23,107                                 820
                                                                                                           ---------------------

Aerospace & Defense (0.92%)
Armor Holdings Inc (a)(b)                                                            23,187                               2,040
Esterline Technologies Corp (a)(b)                                                   19,650                                 910
Teledyne Technologies Inc (b)                                                        26,805                               1,189
                                                                                                           ---------------------
                                                                                                                          4,139
                                                                                                           ---------------------
Aerospace & Defense Equipment (1.29%)
AAR Corp (a)(b)                                                                      28,595                                 853
Curtiss-Wright Corp                                                                  33,961                               1,480
GenCorp Inc (a)(b)                                                                   43,014                                 509
Kaman Corp                                                                           18,667                                 625
Moog Inc (b)                                                                         32,538                               1,393
Triumph Group Inc (a)                                                                12,758                                 972
                                                                                                           ---------------------
                                                                                                                          5,832
                                                                                                           ---------------------
Airlines (0.31%)
Frontier Airlines Holdings Inc (a)(b)                                                28,084                                 149
Mesa Air Group Inc (b)                                                               24,083                                 160
Skywest Inc                                                                          49,482                               1,104
                                                                                                           ---------------------
                                                                                                                          1,413
                                                                                                           ---------------------
Apparel Manufacturers (0.88%)
Ashworth Inc (b)                                                                     11,133                                  79
Gymboree Corp (b)                                                                    24,070                               1,036
Kellwood Co                                                                          19,827                                 508
Maidenform Brands Inc (b)                                                            14,803                                 266
Oxford Industries Inc                                                                11,759                                 475
Quiksilver Inc (a)(b)                                                                93,768                               1,203
Volcom Inc (a)(b)                                                                    11,191                                 397
                                                                                                           ---------------------
                                                                                                                          3,964
                                                                                                           ---------------------
Applications Software (0.27%)
EPIQ Systems Inc (a)(b)                                                              16,773                                 286
Progress Software Corp (b)                                                           31,453                                 951
                                                                                                           ---------------------
                                                                                                                          1,237
                                                                                                           ---------------------
Athletic Equipment (0.05%)
Nautilus Inc (a)                                                                     24,187                                 238
                                                                                                           ---------------------

Athletic Footwear (0.10%)
K-Swiss Inc                                                                          20,342                                 453
                                                                                                           ---------------------

Audio & Video Products (0.03%)
Audiovox Corp (b)                                                                    14,225                                 144
                                                                                                           ---------------------

Auto - Medium & Heavy Duty Trucks (0.05%)
ASV Inc (a)(b)                                                                       15,787                                 230
                                                                                                           ---------------------


Auto - Truck Trailers (0.07%)
Wabash National Corp (a)                                                             23,406                                 297
                                                                                                           ---------------------

Auto Repair Centers (0.04%)
Midas Inc (b)                                                                         8,810                                 160
                                                                                                           ---------------------

Auto/Truck Parts & Equipment - Original (0.20%)
Keystone Automotive Industries Inc (a)(b)                                            12,522                                 585
Superior Industries International Inc (a)                                            17,547                                 325
                                                                                                           ---------------------
                                                                                                                            910
                                                                                                           ---------------------
Auto/Truck Parts & Equipment - Replacement (0.03%)
Standard Motor Products Inc                                                           9,264                                 115
                                                                                                           ---------------------

Batteries & Battery Systems (0.12%)
Greatbatch Inc (a)(b)                                                                17,120                                 531
                                                                                                           ---------------------

Broadcasting Services & Programming (0.04%)
4Kids Entertainment Inc (b)                                                          10,108                                 162
                                                                                                           ---------------------

Building - Maintenance & Service (0.32%)
ABM Industries Inc                                                                   33,947                                 854
Healthcare Services Group (a)                                                        21,258                                 589
                                                                                                           ---------------------
                                                                                                                          1,443
                                                                                                           ---------------------
Building - Mobile Home & Manufactured Housing (0.52%)
Champion Enterprises Inc (a)(b)                                                      58,855                                 690
Coachmen Industries Inc                                                              12,053                                  96
Fleetwood Enterprises Inc (a)(b)                                                     49,113                                 465
Monaco Coach Corp (a)                                                                20,659                                 288
Skyline Corp (a)                                                                      5,211                                 146
Winnebago Industries (a)                                                             24,225                                 653
                                                                                                           ---------------------
                                                                                                                          2,338
                                                                                                           ---------------------
Building - Residential & Commercial (0.29%)
M/I Homes Inc (a)                                                                     9,287                                 228
Meritage Homes Corp (a)(b)                                                           16,891                                 330
Standard-Pacific Corp                                                                49,642                                 735
                                                                                                           ---------------------
                                                                                                                          1,293
                                                                                                           ---------------------
Building & Construction - Miscellaneous (0.08%)
Insituform Technologies Inc (a)(b)                                                   20,914                                 345
                                                                                                           ---------------------

Building & Construction Products - Miscellaneous (0.58%)
Drew Industries Inc (a)                                                              14,348                                 499
Gibraltar Industries Inc (a)                                                         22,883                                 442
NCI Building Systems Inc (a)(b)                                                      15,349                                 742
Simpson Manufacturing Co Inc (a)                                                     28,209                                 954
                                                                                                           ---------------------
                                                                                                                          2,637
                                                                                                           ---------------------
Building Products - Air & Heating (0.38%)
Lennox International Inc                                                             44,487                               1,704
                                                                                                           ---------------------

Building Products - Cement & Aggregate (0.37%)
Texas Industries Inc                                                                 20,938                               1,650
                                                                                                           ---------------------

Building Products - Doors & Windows (0.12%)
Apogee Enterprises Inc                                                               21,747                                 560
                                                                                                           ---------------------


Building Products - Wood (0.13%)
Universal Forest Products Inc (a)                                                    14,481                                 573
                                                                                                           ---------------------

Casino Hotels (0.05%)
Monarch Casino & Resort Inc (b)                                                       8,043                                 228
                                                                                                           ---------------------

Casino Services (0.09%)
Shuffle Master Inc (a)(b)                                                            27,006                                 392
                                                                                                           ---------------------

Chemicals - Diversified (0.09%)
Georgia Gulf Corp (a)                                                                26,373                                 427
                                                                                                           ---------------------

Chemicals - Plastics (0.21%)
PolyOne Corp (b)                                                                     71,299                                 536
Schulman A Inc                                                                       18,608                                 432
                                                                                                           ---------------------
                                                                                                                            968
                                                                                                           ---------------------
Chemicals - Specialty (0.89%)
Arch Chemicals Inc                                                                   18,638                                 659
HB Fuller Co                                                                         46,435                               1,283
OM Group Inc (b)                                                                     22,857                               1,107
Omnova Solutions Inc (b)                                                             32,244                                 183
Penford Corp                                                                          6,887                                 246
Quaker Chemical Corp                                                                  7,722                                 168
Tronox Inc - Class B                                                                 31,625                                 363
                                                                                                           ---------------------
                                                                                                                          4,009
                                                                                                           ---------------------
Circuit Boards (0.20%)
Park Electrochemical Corp                                                            15,484                                 459
TTM Technologies Inc (b)                                                             32,347                                 422
                                                                                                           ---------------------
                                                                                                                            881
                                                                                                           ---------------------
Coal (0.29%)
Massey Energy Co                                                                     62,182                               1,328
                                                                                                           ---------------------

Coffee (0.06%)
Peet's Coffee & Tea Inc (a)(b)                                                       10,363                                 249
                                                                                                           ---------------------

Collectibles (0.13%)
RC2 Corp (b)                                                                         16,240                                 575
                                                                                                           ---------------------

Commercial Banks (5.65%)
Alabama National Bancorporation                                                      13,112                                 700
Bank Mutual Corp (a)                                                                 42,419                                 445
Cascade Bancorp (a)                                                                  21,784                                 475
Central Pacific Financial Corp                                                       23,571                                 665
Chittenden Corp (a)                                                                  34,201                               1,144
Community Bank System Inc                                                            23,072                                 415
Corus Bankshares Inc (a)                                                             25,445                                 414
East West Bancorp Inc                                                                46,815                               1,716
First Bancorp/Puerto Rico (a)                                                        63,835                                 587
First Commonwealth Financial Corp (a)                                                48,232                                 457
First Financial Bancorp (a)                                                          24,471                                 299
First Indiana Corp (a)                                                                9,882                                 310
First Midwest Bancorp Inc/IL (a)                                                     38,122                               1,254
First Republic Bank/San Francisco CA                                                 23,692                               1,297
Fremont General Corp (a)                                                             51,939                                 300
Frontier Financial Corp (a)                                                          30,030                                 643
Glacier Bancorp Inc (a)                                                              40,399                                 770
Hanmi Financial Corp                                                                 31,447                                 456
Independent Bank Corp/MI                                                             15,411                                 187
Commercial Banks
Irwin Financial Corp (a)                                                             14,269                                 167
Nara Bancorp Inc                                                                     16,091                                 238
PrivateBancorp Inc (a)                                                               14,213                                 384
Prosperity Bancshares Inc (a)                                                        26,532                                 751
Provident Bankshares Corp                                                            24,721                                 710
Signature Bank/New York NY (a)(b)                                                    22,801                                 704
South Financial Group Inc/The (a)                                                    56,855                               1,226
Sterling Bancorp/NY (a)                                                              14,311                                 208
Sterling Bancshares Inc/TX                                                           57,055                                 594
Sterling Financial Corp/WA                                                           39,122                                 888
Susquehanna Bancshares Inc                                                           39,982                                 692
Trustco Bank Corp NY (a)                                                             57,595                                 535
UCBH Holdings Inc (a)                                                                76,600                               1,259
Umpqua Holdings Corp (a)                                                             48,548                                 923
United Bankshares Inc (a)                                                            29,566                                 823
United Community Banks Inc/GA (a)                                                    31,379                                 736
Whitney Holding Corp                                                                 51,794                               1,294
Wilshire Bancorp Inc                                                                 11,854                                 122
Wintrust Financial Corp                                                              18,514                                 730
                                                                                                           ---------------------
                                                                                                                         25,518
                                                                                                           ---------------------
Commercial Services (0.71%)
Arbitron Inc                                                                         22,949                               1,143
CPI Corp                                                                              4,015                                 236
Live Nation Inc (a)(b)                                                               50,239                                 998
Pre-Paid Legal Services Inc (a)(b)                                                    6,750                                 356
Startek Inc (a)                                                                       8,694                                  95
Vertrue Inc (a)(b)                                                                    7,457                                 368
                                                                                                           ---------------------
                                                                                                                          3,196
                                                                                                           ---------------------
Commercial Services - Finance (0.25%)
Bankrate Inc (a)(b)                                                                   8,825                                 396
Coinstar Inc (a)(b)                                                                  21,322                                 662
Rewards Network Inc (b)                                                              20,780                                  78
                                                                                                           ---------------------
                                                                                                                          1,136
                                                                                                           ---------------------
Communications Software (0.40%)
Avid Technology Inc (a)(b)                                                           31,660                               1,016
Captaris Inc (b)                                                                     21,059                                 108
Digi International Inc (b)                                                           19,361                                 277
Inter-Tel Inc                                                                        16,570                                 411
                                                                                                           ---------------------
                                                                                                                          1,812
                                                                                                           ---------------------
Computer Aided Design (0.34%)
Ansys Inc (b)                                                                        59,443                               1,548
                                                                                                           ---------------------

Computer Services (1.00%)
CACI International Inc (a)(b)                                                        23,695                               1,053
Ciber Inc (b)                                                                        41,435                                 315
Factset Research Systems Inc                                                         28,839                               1,903
Manhattan Associates Inc (a)(b)                                                      20,675                                 576
SI International Inc (b)                                                              9,971                                 290
SYKES Enterprises Inc (b)                                                            22,701                                 380
                                                                                                           ---------------------
                                                                                                                          4,517
                                                                                                           ---------------------
Computer Software (0.21%)
Blackbaud Inc                                                                        33,989                                 712
Phoenix Technologies Ltd (b)                                                         19,815                                 228
                                                                                                           ---------------------
                                                                                                                            940
                                                                                                           ---------------------
Computers - Integrated Systems (0.83%)
Agilysys Inc                                                                         23,648                                 454

Computers - Integrated Systems
Catapult Communications Corp (b)                                                      7,583                                  65
Mercury Computer Systems Inc (b)                                                     17,036                                 186
Micros Systems Inc (b)                                                               31,069                               1,655
MTS Systems Corp                                                                     14,009                                 585
Radiant Systems Inc (a)(b)                                                           19,929                                 277
Radisys Corp (b)                                                                     16,831                                 198
Stratasys Inc (a)(b)                                                                  7,907                                 348
                                                                                                           ---------------------
                                                                                                                          3,768
                                                                                                           ---------------------
Computers - Memory Devices (0.26%)
Hutchinson Technology Inc (a)(b)                                                     19,958                                 400
Komag Inc (a)(b)                                                                     23,621                                 756
                                                                                                           ---------------------
                                                                                                                          1,156
                                                                                                           ---------------------
Computers - Peripheral Equipment (0.16%)
Synaptics Inc (a)(b)                                                                 19,978                                 702
                                                                                                           ---------------------

Consulting Services (0.48%)
MAXIMUS Inc                                                                          16,773                                 701
Watson Wyatt Worldwide Inc                                                           32,788                               1,461
                                                                                                           ---------------------
                                                                                                                          2,162
                                                                                                           ---------------------
Consumer Products - Miscellaneous (0.67%)
Central Garden and Pet Co - A Shares (a)(b)                                          54,808                                 671
Fossil Inc (b)                                                                       34,655                                 885
Playtex Products Inc (a)(b)                                                          42,820                                 767
Russ Berrie & Co Inc (a)(b)                                                           8,888                                 137
Spectrum Brands Inc (a)(b)                                                           29,765                                 131
WD-40 Co                                                                             13,486                                 447
                                                                                                           ---------------------
                                                                                                                          3,038
                                                                                                           ---------------------
Containers - Paper & Plastic (0.04%)
Chesapeake Corp                                                                      15,274                                 170
                                                                                                           ---------------------

Cosmetics & Toiletries (0.18%)
Chattem Inc (a)(b)                                                                   14,550                                 817
                                                                                                           ---------------------

Data Processing & Management (0.29%)
eFunds Corp (a)(b)                                                                   36,173                               1,293
                                                                                                           ---------------------

Decision Support Software (0.13%)
SPSS Inc (a)(b)                                                                      14,103                                 579
                                                                                                           ---------------------

Diagnostic Equipment (0.36%)
Immucor Inc (b)                                                                      52,815                               1,646
                                                                                                           ---------------------

Diagnostic Kits (0.65%)
Idexx Laboratories Inc (b)                                                           23,751                               2,381
Meridian Bioscience Inc                                                              24,973                                 558
                                                                                                           ---------------------
                                                                                                                          2,939
                                                                                                           ---------------------
Disposable Medical Products (0.13%)
ICU Medical Inc (a)(b)                                                               11,078                                 368
Merit Medical Systems Inc (a)(b)                                                     20,994                                 235
                                                                                                           ---------------------
                                                                                                                            603
                                                                                                           ---------------------
Distribution & Wholesale (1.61%)
Bell Microproducts Inc (b)                                                           23,314                                 146
Brightpoint Inc (a)(b)                                                               38,994                                 512
Building Materials Holding Corp (a)                                                  22,532                                 313
LKQ Corp (a)(b)                                                                      34,858                                 991
Owens & Minor Inc (a)                                                                31,058                               1,194
Distribution & Wholesale
Pool Corp (a)                                                                        37,750                               1,269
Scansource Inc (b)                                                                   19,725                                 529
United Stationers Inc (b)                                                            21,353                               1,361
Watsco Inc                                                                           18,906                                 944
                                                                                                           ---------------------
                                                                                                                          7,259
                                                                                                           ---------------------
Diversified Manufacturing Operations (1.23%)
Acuity Brands Inc                                                                    33,307                               1,968
AO Smith Corp                                                                        17,476                                 849
Barnes Group Inc                                                                     30,793                                 961
EnPro Industries Inc (b)                                                             16,451                                 648
Griffon Corp (a)(b)                                                                  20,123                                 354
Lydall Inc (b)                                                                       12,591                                 145
Standex International Corp                                                            9,541                                 226
Tredegar Corp                                                                        21,742                                 399
                                                                                                           ---------------------
                                                                                                                          5,550
                                                                                                           ---------------------
Diversified Minerals (0.11%)
AMCOL International Corp (a)                                                         16,856                                 483
                                                                                                           ---------------------

Diversified Operations & Commercial Services (0.44%)
Chemed Corp                                                                          19,399                               1,228
Viad Corp (a)                                                                        16,299                                 586
Volt Information Sciences Inc (a)(b)                                                  9,902                                 154
                                                                                                           ---------------------
                                                                                                                          1,968
                                                                                                           ---------------------
Drug Delivery Systems (0.07%)
Noven Pharmaceuticals Inc (b)                                                        18,984                                 337
                                                                                                           ---------------------

E-Commerce - Products (0.21%)
Blue Nile Inc (a)(b)                                                                 10,517                                 795
Stamps.com Inc (a)(b)                                                                14,119                                 162
                                                                                                           ---------------------
                                                                                                                            957
                                                                                                           ---------------------
E-Commerce - Services (0.02%)
Napster Inc (b)                                                                      35,577                                  99
                                                                                                           ---------------------

Electric - Integrated (1.29%)
Allete Inc                                                                           23,294                               1,021
Avista Corp                                                                          40,388                                 800
Central Vermont Public Service Corp                                                   7,809                                 266
CH Energy Group Inc (a)                                                              10,393                                 461
Cleco Corp                                                                           44,215                               1,050
El Paso Electric Co (b)                                                              35,104                                 817
UIL Holdings Corp                                                                    19,287                                 571
Unisource Energy Corp (a)                                                            27,013                                 822
                                                                                                           ---------------------
                                                                                                                          5,808
                                                                                                           ---------------------
Electric Products - Miscellaneous (0.12%)
Littelfuse Inc (b)                                                                   17,242                                 562
                                                                                                           ---------------------

Electronic Components - Miscellaneous (1.20%)
Bel Fuse Inc                                                                          9,104                                 275
Benchmark Electronics Inc (b)                                                        55,689                               1,236
CTS Corp                                                                             27,514                                 351
Cubic Corp                                                                           11,883                                 327
Daktronics Inc (a)                                                                   24,431                                 519
Methode Electronics Inc                                                              28,681                                 464
Planar Systems Inc (a)(b)                                                            13,384                                 100
Plexus Corp (b)                                                                      35,526                                 862
Rogers Corp (b)                                                                      13,534                                 489

Electronic Components - Miscellaneous
Technitrol Inc                                                                       31,246                                 812
                                                                                                           ---------------------
                                                                                                                          5,435
                                                                                                           ---------------------
Electronic Components - Semiconductors (1.04%)
Actel Corp (a)(b)                                                                    19,973                                 236
AMIS Holdings Inc (b)                                                                49,614                                 512
Diodes Inc (a)(b)                                                                    23,198                                 617
DSP Group Inc (b)                                                                    21,848                                 389
Kopin Corp (a)(b)                                                                    52,045                                 198
Microsemi Corp (a)(b)                                                                58,478                               1,363
Skyworks Solutions Inc (a)(b)                                                       125,138                                 991
Supertex Inc (a)(b)                                                                  10,576                                 369
                                                                                                           ---------------------
                                                                                                                          4,675
                                                                                                           ---------------------
Electronic Design Automation (0.08%)
Ansoft Corp (b)                                                                      13,431                                 340
                                                                                                           ---------------------

Electronic Measurement Instruments (1.75%)
Analogic Corp                                                                        10,732                                 712
Flir Systems Inc (a)(b)                                                              50,831                               2,219
Itron Inc (a)(b)                                                                     23,012                               1,828
Keithley Instruments Inc                                                             10,792                                 117
Trimble Navigation Ltd (b)                                                           91,590                               3,025
                                                                                                           ---------------------
                                                                                                                          7,901
                                                                                                           ---------------------
Electronic Security Devices (0.07%)
LoJack Corp (b)                                                                      14,368                                 306
                                                                                                           ---------------------

Electronics - Military (0.09%)
EDO Corp (a)                                                                         12,675                                 419
                                                                                                           ---------------------

E-Marketing & Information (0.03%)
MIVA Inc (b)                                                                         22,557                                 145
                                                                                                           ---------------------

Energy - Alternate Sources (0.12%)
Headwaters Inc (a)(b)                                                                32,494                                 524
                                                                                                           ---------------------

Engineering - Research & Development Services (1.56%)
EMCOR Group Inc (b)                                                                  48,826                               1,753
Shaw Group Inc/The (b)                                                               61,922                               3,295
URS Corp (b)                                                                         40,658                               2,003
                                                                                                           ---------------------
                                                                                                                          7,051
                                                                                                           ---------------------
Engines - Internal Combustion (0.24%)
Briggs & Stratton Corp (a)                                                           37,921                               1,075
                                                                                                           ---------------------

Enterprise Software & Services (0.72%)
Concur Technologies Inc (a)(b)                                                       22,291                                 532
Epicor Software Corp (a)(b)                                                          44,549                                 582
Informatica Corp (b)                                                                 66,956                                 933
JDA Software Group Inc (b)                                                           22,707                                 513
Mantech International Corp (b)                                                       14,087                                 460
Neoware Inc (a)(b)                                                                   15,345                                 243
                                                                                                           ---------------------
                                                                                                                          3,263
                                                                                                           ---------------------
Entertainment Software (0.54%)
Take-Two Interactive Software Inc (a)(b)                                             55,916                                 986
THQ Inc (b)                                                                          50,299                               1,446
                                                                                                           ---------------------
                                                                                                                          2,432
                                                                                                           ---------------------

Environmental Consulting & Engineering (0.21%)
Tetra Tech Inc (a)(b)                                                                44,444                                 935
                                                                                                           ---------------------

E-Services - Consulting (0.15%)
Websense Inc (a)(b)                                                                  34,483                                 688
                                                                                                           ---------------------

Fiduciary Banks (0.16%)
Boston Private Financial Holdings Inc                                                28,403                                 724
                                                                                                           ---------------------

Filtration & Separation Products (0.30%)
Clarcor Inc (a)                                                                      39,319                               1,368
                                                                                                           ---------------------

Finance - Consumer Loans (0.24%)
Portfolio Recovery Associates (a)                                                    12,265                                 641
World Acceptance Corp (a)(b)                                                         13,494                                 434
                                                                                                           ---------------------
                                                                                                                          1,075
                                                                                                           ---------------------
Finance - Investment Banker & Broker (0.63%)
Investment Technology Group Inc (b)                                                  33,986                               1,358
LaBranche & Co Inc (a)(b)                                                            40,916                                 265
Piper Jaffray Cos (b)                                                                14,166                                 679
SWS Group Inc                                                                        18,902                                 333
TradeStation Group Inc (a)(b)                                                        19,481                                 206
                                                                                                           ---------------------
                                                                                                                          2,841
                                                                                                           ---------------------
Finance - Leasing Company (0.12%)
Financial Federal Corp (a)                                                           19,767                                 560
                                                                                                           ---------------------

Financial Guarantee Insurance (0.06%)
Triad Guaranty Inc (a)(b)                                                             9,344                                 258
                                                                                                           ---------------------

Firearms & Ammunition (0.06%)
Sturm Ruger & Co Inc (a)(b)                                                          14,060                                 275
                                                                                                           ---------------------

Food - Baking (0.27%)
Flowers Foods Inc (a)                                                                59,479                               1,219
                                                                                                           ---------------------

Food - Canned (0.12%)
TreeHouse Foods Inc (b)                                                              23,924                                 536
                                                                                                           ---------------------

Food - Miscellaneous/Diversified (1.20%)
Corn Products International Inc                                                      57,072                               2,547
Hain Celestial Group Inc (a)(b)                                                      30,427                                 824
J&J Snack Foods Corp                                                                 10,520                                 362
Lance Inc                                                                            23,764                                 599
Ralcorp Holdings Inc (b)                                                             20,730                               1,077
                                                                                                           ---------------------
                                                                                                                          5,409
                                                                                                           ---------------------
Food - Retail (0.10%)
Great Atlantic & Pacific Tea Co (a)(b)                                               14,959                                 436
                                                                                                           ---------------------

Food - Wholesale & Distribution (0.57%)
Nash Finch Co (a)                                                                    10,279                                 414
Performance Food Group Co (b)                                                        27,088                                 776
Spartan Stores Inc                                                                   16,578                                 485
United Natural Foods Inc (a)(b)                                                      32,828                                 894
                                                                                                           ---------------------
                                                                                                                          2,569
                                                                                                           ---------------------
Footwear & Related Apparel (1.54%)
CROCS Inc (a)(b)                                                                     51,462                               3,053
Deckers Outdoor Corp (a)(b)                                                           8,400                                 866
Footwear & Related Apparel
Iconix Brand Group Inc (a)(b)                                                        43,208                                 855
Skechers U.S.A. Inc (b)                                                              20,905                                 434
Stride Rite Corp                                                                     28,018                                 571
Wolverine World Wide Inc                                                             42,603                               1,153
                                                                                                           ---------------------
                                                                                                                          6,932
                                                                                                           ---------------------
Forestry (0.09%)
Deltic Timber Corp (a)                                                                7,845                                 408
                                                                                                           ---------------------

Gambling (Non-Hotel) (0.27%)
Pinnacle Entertainment Inc (b)                                                       45,764                               1,213
                                                                                                           ---------------------

Garden Products (0.38%)
Toro Co                                                                              30,901                               1,737
                                                                                                           ---------------------

Gas - Distribution (3.30%)
Atmos Energy Corp                                                                    68,092                               1,911
Energen Corp                                                                         54,966                               2,908
Laclede Group Inc/The (a)                                                            16,536                                 489
New Jersey Resources Corp                                                            21,464                               1,009
Northwest Natural Gas Co                                                             20,693                                 862
Piedmont Natural Gas Co (a)                                                          56,670                               1,314
South Jersey Industries Inc                                                          22,593                                 740
Southern Union Co                                                                    82,698                               2,554
Southwest Gas Corp                                                                   32,326                               1,005
UGI Corp                                                                             81,456                               2,103
                                                                                                           ---------------------
                                                                                                                         14,895
                                                                                                           ---------------------
Health Care Cost Containment (0.03%)
Hooper Holmes Inc (b)                                                                52,557                                 138
                                                                                                           ---------------------

Home Furnishings (0.30%)
Bassett Furniture Industries Inc                                                      9,068                                 119
Ethan Allen Interiors Inc (a)                                                        23,988                                 819
La-Z-Boy Inc (a)                                                                     39,389                                 394
                                                                                                           ---------------------
                                                                                                                          1,332
                                                                                                           ---------------------
Hotels & Motels (0.07%)
Marcus Corp                                                                          16,393                                 323
                                                                                                           ---------------------

Housewares (0.09%)
Libbey Inc (a)                                                                       11,020                                 220
National Presto Industries Inc                                                        3,612                                 203
                                                                                                           ---------------------
                                                                                                                            423
                                                                                                           ---------------------
Human Resources (0.94%)
Administaff Inc                                                                      18,549                                 607
AMN Healthcare Services Inc (b)                                                      26,598                                 571
CDI Corp                                                                              9,970                                 282
Cross Country Healthcare Inc (b)                                                     16,767                                 274
Gevity HR Inc                                                                        18,745                                 282
Heidrick & Struggles International Inc (b)                                           13,796                                 741
Labor Ready Inc (b)                                                                  35,592                                 839
On Assignment Inc (a)(b)                                                             26,940                                 270
Spherion Corp (b)                                                                    43,238                                 382
                                                                                                           ---------------------
                                                                                                                          4,248
                                                                                                           ---------------------
Identification Systems - Development (0.48%)
Brady Corp                                                                           41,420                               1,449
Checkpoint Systems Inc (a)(b)                                                        30,104                                 695
                                                                                                           ---------------------
                                                                                                                          2,144
                                                                                                           ---------------------

                                                                                                           ---------------------
Industrial Audio & Video Products (0.05%)
Sonic Solutions Inc (a)(b)                                                           19,941                                 223
                                                                                                           ---------------------

Industrial Automation & Robots (0.20%)
Cognex Corp                                                                          34,094                                 717
Gerber Scientific Inc (b)                                                            17,725                                 184
                                                                                                           ---------------------
                                                                                                                            901
                                                                                                           ---------------------
Instruments - Controls (0.56%)
Photon Dynamics Inc (b)                                                              12,769                                 137
Watts Water Technologies Inc (a)                                                     22,816                                 797
Woodward Governor Co                                                                 22,615                               1,306
X-Rite Inc (a)                                                                       22,288                                 301
                                                                                                           ---------------------
                                                                                                                          2,541
                                                                                                           ---------------------
Instruments - Scientific (0.35%)
Dionex Corp (a)(b)                                                                   14,587                                 992
FEI Co (a)(b)                                                                        19,949                                 572
                                                                                                           ---------------------
                                                                                                                          1,564
                                                                                                           ---------------------
Insurance Brokers (0.27%)
Hilb Rogal & Hobbs Co                                                                27,990                               1,212
                                                                                                           ---------------------

Internet Connectivity Services (0.03%)
PC-Tel Inc (b)                                                                       17,208                                 141
                                                                                                           ---------------------

Internet Content - Information & News (0.12%)
Infospace Inc                                                                        25,296                                 527
                                                                                                           ---------------------

Internet Financial Services (0.08%)
Authorize.Net Holdings Inc (a)(b)                                                    21,046                                 365
                                                                                                           ---------------------

Internet Security (0.21%)
Blue Coat Systems Inc (a)(b)                                                         11,413                                 556
Secure Computing Corp (a)(b)                                                         51,551                                 407
                                                                                                           ---------------------
                                                                                                                            963
                                                                                                           ---------------------
Internet Telephony (0.27%)
j2 Global Communications Inc (a)(b)                                                  37,851                               1,235
                                                                                                           ---------------------

Lasers - Systems & Components (0.61%)
Coherent Inc (b)                                                                     23,963                                 694
Cymer Inc (b)                                                                        27,655                               1,182
Electro Scientific Industries Inc (b)                                                22,405                                 492
Newport Corp (a)(b)                                                                  29,816                                 389
                                                                                                           ---------------------
                                                                                                                          2,757
                                                                                                           ---------------------
Leisure & Recreation Products (0.33%)
K2 Inc (b)                                                                           37,824                                 553
Multimedia Games Inc (a)(b)                                                          19,804                                 207
WMS Industries Inc (a)(b)                                                            27,711                                 723
                                                                                                           ---------------------
                                                                                                                          1,483
                                                                                                           ---------------------
Life & Health Insurance (0.36%)
Delphi Financial Group Inc                                                           33,338                               1,339
Presidential Life Corp                                                               16,516                                 270
                                                                                                           ---------------------
                                                                                                                          1,609
                                                                                                           ---------------------
Linen Supply & Related Items (0.26%)
Angelica Corp                                                                         7,354                                 160
G&K Services Inc                                                                     16,500                                 615
Unifirst Corp/MA                                                                     10,934                                 411
                                                                                                           ---------------------
                                                                                                                          1,186
                                                                                                           ---------------------

Machinery - Construction & Mining (0.17%)
Astec Industries Inc (a)(b)                                                          14,591                                 761
                                                                                                           ---------------------

Machinery - Electrical (0.59%)
Baldor Electric Co                                                                   31,582                               1,441
Regal-Beloit Corp (a)                                                                24,504                               1,243
                                                                                                           ---------------------
                                                                                                                          2,684
                                                                                                           ---------------------
Machinery - Farm (0.08%)
Lindsay Corp (a)                                                                      8,923                                 363
                                                                                                           ---------------------

Machinery - General Industry (2.27%)
Albany International Corp                                                            22,488                                 843
Applied Industrial Technologies Inc                                                  28,400                                 806
Gardner Denver Inc (a)(b)                                                            40,543                               1,686
IDEX Corp                                                                            62,201                               2,252
Intevac Inc (b)                                                                      16,392                                 267
Manitowoc Co Inc/The                                                                 47,815                               3,714
Robbins & Myers Inc                                                                  13,102                                 691
                                                                                                           ---------------------
                                                                                                                         10,259
                                                                                                           ---------------------
Machinery - Material Handling (0.12%)
Cascade Corp                                                                          7,712                                 523
                                                                                                           ---------------------

Medical - Biomedical/Gene (0.77%)
Arqule Inc (b)                                                                       26,000                                 148
Cambrex Corp                                                                         21,982                                 300
CryoLife Inc (a)(b)                                                                  18,567                                 177
Enzo Biochem Inc (a)(b)                                                              23,886                                 305
Integra LifeSciences Holdings Corp (a)(b)                                            14,963                                 743
Martek Biosciences Corp (a)(b)                                                       24,728                                 634
Regeneron Pharmaceuticals Inc (b)                                                    50,574                                 753
Savient Pharmaceuticals Inc (a)(b)                                                   36,133                                 428
                                                                                                           ---------------------
                                                                                                                          3,488
                                                                                                           ---------------------
Medical - Drugs (0.31%)
Bradley Pharmaceuticals Inc (a)(b)                                                   12,670                                 203
Sciele Pharma Inc (a)(b)                                                             22,711                                 527
Viropharma Inc (a)(b)                                                                53,513                                 688
                                                                                                           ---------------------
                                                                                                                          1,418
                                                                                                           ---------------------
Medical - Generic Drugs (0.14%)
Alpharma Inc (a)                                                                     25,929                                 643
                                                                                                           ---------------------

Medical - HMO (0.79%)
AMERIGROUP Corp (b)                                                                  40,111                               1,110
Centene Corp (b)                                                                     33,441                                 723
Sierra Health Services Inc (a)(b)                                                    42,912                               1,744
                                                                                                           ---------------------
                                                                                                                          3,577
                                                                                                           ---------------------
Medical - Hospitals (0.07%)
Medcath Corp (b)                                                                     10,397                                 315
                                                                                                           ---------------------

Medical - Outpatient & Home Medical Care (0.60%)
Amedisys Inc (b)                                                                     19,902                                 753
Amsurg Corp (b)                                                                      22,943                                 577
Gentiva Health Services Inc (b)                                                      21,171                                 423
Odyssey HealthCare Inc (a)(b)                                                        25,897                                 280
Option Care Inc (a)                                                                  20,373                                 395
Res-Care Inc (b)                                                                     15,364                                 298
                                                                                                           ---------------------
                                                                                                                          2,726
                                                                                                           ---------------------

Medical Information Systems (0.30%)
Allscripts Healthcare Solutions Inc (a)(b)                                           37,381                                 850
Quality Systems Inc (a)                                                              13,102                                 508
                                                                                                           ---------------------
                                                                                                                          1,358
                                                                                                           ---------------------
Medical Instruments (0.92%)
Arthrocare Corp (a)(b)                                                               21,090                               1,067
Conmed Corp (b)                                                                      21,690                                 605
Datascope Corp                                                                        9,738                                 335
DJO Inc (a)(b)                                                                       18,062                                 858
Kensey Nash Corp (a)(b)                                                               9,079                                 222
Possis Medical Inc (b)                                                               13,205                                 147
SurModics Inc (a)(b)                                                                 11,705                                 537
Symmetry Medical Inc (a)(b)                                                          26,937                                 402
                                                                                                           ---------------------
                                                                                                                          4,173
                                                                                                           ---------------------
Medical Laser Systems (0.25%)
Biolase Technology Inc (b)                                                           18,257                                 129
LCA-Vision Inc (a)                                                                   15,251                                 541
Palomar Medical Technologies Inc (a)(b)                                              13,924                                 445
                                                                                                           ---------------------
                                                                                                                          1,115
                                                                                                           ---------------------
Medical Products (1.70%)
American Medical Systems Holdings Inc (a)(b)                                         55,250                               1,010
Cooper Cos Inc/The                                                                   34,187                               1,714
Cyberonics Inc (a)(b)                                                                17,002                                 238
Haemonetics Corp (b)                                                                 20,256                               1,001
Invacare Corp                                                                        24,518                                 504
Mentor Corp (a)                                                                      30,464                               1,199
Osteotech Inc (b)                                                                    13,363                                  96
PolyMedica Corp (a)                                                                  17,332                                 700
PSS World Medical Inc (a)(b)                                                         51,664                                 890
Vital Signs Inc                                                                       5,983                                 311
                                                                                                           ---------------------
                                                                                                                          7,663
                                                                                                           ---------------------
Metal - Aluminum (0.25%)
Century Aluminum Co (a)(b)                                                           21,686                               1,118
                                                                                                           ---------------------

Metal - Iron (0.48%)
Cleveland-Cliffs Inc                                                                 31,452                               2,179
                                                                                                           ---------------------

Metal Processors & Fabrication (0.77%)
Kaydon Corp (a)                                                                      21,687                               1,154
Mueller Industries Inc                                                               28,395                               1,047
Quanex Corp                                                                          28,445                               1,282
                                                                                                           ---------------------
                                                                                                                          3,483
                                                                                                           ---------------------
Metal Products - Distribution (0.11%)
AM Castle & Co (a)                                                                   12,125                                 400
Lawson Products                                                                       3,201                                 113
                                                                                                           ---------------------
                                                                                                                            513
                                                                                                           ---------------------
Miscellaneous Manufacturers (0.43%)
Aptargroup Inc                                                                       53,189                               1,936
                                                                                                           ---------------------

Multi-Line Insurance (0.12%)
United Fire & Casualty Co                                                            16,114                                 555
                                                                                                           ---------------------

Networking Products (0.97%)
Adaptec Inc (b)                                                                      91,217                                 319
Aeroflex Inc (b)                                                                     57,151                                 802
Anixter International Inc (a)(b)                                                     24,150                               1,996
Black Box Corp                                                                       13,309                                 536

Networking Products
Netgear Inc (b)                                                                      26,539                                 734
                                                                                                           ---------------------
                                                                                                                          4,387
                                                                                                           ---------------------
Non-Ferrous Metals (0.44%)
Brush Engineered Materials Inc (a)(b)                                                15,565                                 590
RTI International Metals Inc (b)                                                     17,684                               1,401
                                                                                                           ---------------------
                                                                                                                          1,991
                                                                                                           ---------------------
Non-Hazardous Waste Disposal (0.36%)
Waste Connections Inc (b)                                                            52,659                               1,632
                                                                                                           ---------------------

Office Furnishings - Original (0.17%)
Interface Inc                                                                        40,872                                 753
                                                                                                           ---------------------

Office Supplies & Forms (0.03%)
Standard Register Co/The                                                              9,458                                 127
                                                                                                           ---------------------

Oil - Field Services (2.38%)
Helix Energy Solutions Group Inc (a)(b)                                              70,010                               2,727
Hornbeck Offshore Services Inc (a)(b)                                                17,819                                 767
Matrix Service Co (a)(b)                                                             18,606                                 430
Oceaneering International Inc (b)                                                    42,511                               2,387
SEACOR Holdings Inc (b)                                                              16,128                               1,407
Tetra Technologies Inc (a)(b)                                                        55,675                               1,548
W-H Energy Services Inc (b)                                                          23,324                               1,495
                                                                                                           ---------------------
                                                                                                                         10,761
                                                                                                           ---------------------
Oil & Gas Drilling (0.32%)
Atwood Oceanics Inc (b)                                                              20,999                               1,441
                                                                                                           ---------------------

Oil Company - Exploration & Production (2.07%)
Cabot Oil & Gas Corp                                                                 74,298                               2,541
Penn Virginia Corp                                                                   28,822                               1,115
Petroleum Development Corp (a)(b)                                                    11,326                                 457
St Mary Land & Exploration Co                                                        48,133                               1,602
Stone Energy Corp (b)                                                                21,431                                 697
Swift Energy Co (b)                                                                  22,640                                 968
Unit Corp (b)                                                                        35,493                               1,954
                                                                                                           ---------------------
                                                                                                                          9,334
                                                                                                           ---------------------
Oil Field Machinery & Equipment (0.64%)
CARBO Ceramics Inc                                                                   15,571                                 702
Dril-Quip Inc (a)(b)                                                                 18,574                                 891
Lufkin Industries Inc                                                                11,536                                 683
NATCO Group Inc (a)(b)                                                               13,322                                 617
                                                                                                           ---------------------
                                                                                                                          2,893
                                                                                                           ---------------------
Paper & Related Products (0.56%)
Buckeye Technologies Inc (b)                                                         29,134                                 447
Caraustar Industries Inc (b)                                                         22,317                                 107
Neenah Paper Inc                                                                     11,357                                 440
Pope & Talbot Inc (b)                                                                12,601                                  33
Rock-Tenn Co                                                                         26,733                                 821
Schweitzer-Mauduit International Inc                                                 12,042                                 275
Wausau Paper Corp                                                                    34,241                                 383
                                                                                                           ---------------------
                                                                                                                          2,506
                                                                                                           ---------------------
Pharmacy Services (0.14%)
HealthExtras Inc (a)(b)                                                              22,892                                 614
                                                                                                           ---------------------


Physical Therapy & Rehabilitation Centers (0.04%)
RehabCare Group Inc (b)                                                              13,384                                 190
                                                                                                           ---------------------

Physician Practice Management (0.80%)
Healthways Inc (a)(b)                                                                26,879                               1,175
Matria Healthcare Inc (a)(b)                                                         16,441                                 425
Pediatrix Medical Group Inc (b)                                                      37,187                               2,006
                                                                                                           ---------------------
                                                                                                                          3,606
                                                                                                           ---------------------
Poultry (0.11%)
Sanderson Farms Inc                                                                  12,181                                 486
                                                                                                           ---------------------

Power Converter & Supply Equipment (0.19%)
Advanced Energy Industries Inc (b)                                                   27,361                                 485
C&D Technologies Inc (a)(b)                                                          19,668                                  95
Magnetek Inc (b)                                                                     22,878                                 108
Vicor Corp                                                                           14,979                                 188
                                                                                                           ---------------------
                                                                                                                            876
                                                                                                           ---------------------
Printing - Commercial (0.21%)
Bowne & Co Inc                                                                       21,151                                 367
Consolidated Graphics Inc (b)                                                         9,024                                 595
                                                                                                           ---------------------
                                                                                                                            962
                                                                                                           ---------------------
Property & Casualty Insurance (1.97%)
Infinity Property & Casualty Corp                                                    14,867                                 655
LandAmerica Financial Group Inc (a)                                                  13,117                               1,005
Philadelphia Consolidated Holding Co (b)                                             44,004                               1,590
ProAssurance Corp (b)                                                                25,560                               1,262
RLI Corp                                                                             15,249                                 884
Safety Insurance Group Inc                                                           11,073                                 369
SCPIE Holdings Inc (b)                                                                7,721                                 174
Selective Insurance Group                                                            43,991                                 903
Stewart Information Services Corp                                                    14,000                                 511
Tower Group Inc (a)                                                                  15,412                                 408
Zenith National Insurance Corp                                                       28,403                               1,146
                                                                                                           ---------------------
                                                                                                                          8,907
                                                                                                           ---------------------
Publicly Traded Investment Fund (3.23%)
iShares S&P SmallCap 600 Index Fund (a)                                             216,478                              14,593
                                                                                                           ---------------------

Radio (0.08%)
Radio One Inc - Class D (a)(b)                                                       59,035                                 360
                                                                                                           ---------------------

Recreational Vehicles (0.34%)
Arctic Cat Inc (a)                                                                    9,151                                 166
Polaris Industries Inc (a)                                                           27,421                               1,353
                                                                                                           ---------------------
                                                                                                                          1,519
                                                                                                           ---------------------
REITS - Apartments (0.67%)
Essex Property Trust Inc                                                             19,871                               2,138
Mid-America Apartment Communities Inc                                                19,514                                 880
                                                                                                           ---------------------
                                                                                                                          3,018
                                                                                                           ---------------------
REITS - Diversified (0.83%)
Colonial Properties Trust (a)                                                        35,638                               1,233
Entertainment Properties Trust                                                       20,435                                 910
Lexington Realty Trust (a)                                                           50,734                                 957
PS Business Parks Inc                                                                12,267                                 627
                                                                                                           ---------------------
                                                                                                                          3,727
                                                                                                           ---------------------
REITS - Healthcare (0.38%)
LTC Properties Inc                                                                   15,964                                 320
Medical Properties Trust Inc (a)                                                     37,546                                 421
REITS - Healthcare
Senior Housing Properties Trust                                                      57,080                                 986
                                                                                                           ---------------------
                                                                                                                          1,727
                                                                                                           ---------------------
REITS - Office Property (0.47%)
Kilroy Realty Corp                                                                   25,072                               1,616
Parkway Properties Inc/MD                                                            12,182                                 494
                                                                                                           ---------------------
                                                                                                                          2,110
                                                                                                           ---------------------
REITS - Shopping Centers (0.55%)
Acadia Realty Trust                                                                  24,636                                 567
Inland Real Estate Corp                                                              49,990                                 756
Kite Realty Group Trust                                                              22,146                                 354
Tanger Factory Outlet Centers                                                        23,987                                 802
                                                                                                           ---------------------
                                                                                                                          2,479
                                                                                                           ---------------------
REITS - Single Tenant (0.25%)
National Retail Properties Inc                                                       51,163                               1,108
                                                                                                           ---------------------

REITS - Storage (0.15%)
Sovran Self Storage Inc (a)                                                          15,785                                 680
                                                                                                           ---------------------

REITS - Warehouse & Industrial (0.17%)
EastGroup Properties Inc                                                             18,209                                 751
                                                                                                           ---------------------

Rental - Auto & Equipment (0.19%)
Aaron Rents Inc                                                                      37,391                                 864
                                                                                                           ---------------------

Research & Development (0.35%)
Kendle International Inc (a)(b)                                                       9,415                                 348
Parexel International Corp (b)                                                       20,969                                 848
PharmaNet Development Group Inc (a)(b)                                               14,309                                 400
                                                                                                           ---------------------
                                                                                                                          1,596
                                                                                                           ---------------------
Respiratory Products (0.57%)
Respironics Inc (b)                                                                  56,463                               2,583
                                                                                                           ---------------------

Retail - Apparel & Shoe (1.96%)
Brown Shoe Co Inc                                                                    33,863                                 709
Cato Corp/The                                                                        24,168                                 500
Charlotte Russe Holding Inc (b)                                                      19,417                                 345
Childrens Place Retail Stores Inc/The (a)(b)                                         17,888                                 610
Christopher & Banks Corp (a)                                                         27,795                                 415
Dress Barn Inc (a)(b)                                                                35,475                                 645
Finish Line                                                                          32,122                                 217
Genesco Inc (a)(b)                                                                   17,236                                 871
HOT Topic Inc (b)                                                                    33,926                                 305
JOS A Bank Clothiers Inc (a)(b)                                                      13,814                                 477
Men's Wearhouse Inc                                                                  40,559                               2,004
Stage Stores Inc                                                                     33,044                                 589
Stein Mart Inc (a)                                                                   20,710                                 223
Tween Brands Inc (a)(b)                                                              24,511                                 938
                                                                                                           ---------------------
                                                                                                                          8,848
                                                                                                           ---------------------
Retail - Auto Parts (0.16%)
PEP Boys-Manny Moe & Jack                                                            41,706                                 706
                                                                                                           ---------------------

Retail - Automobile (0.35%)
Group 1 Automotive Inc (a)                                                           18,616                                 699
Lithia Motors Inc                                                                    12,200                                 251
Sonic Automotive Inc (a)                                                             23,436                                 642
                                                                                                           ---------------------
                                                                                                                          1,592
                                                                                                           ---------------------

                                                                                                           ---------------------
Retail - Bedding (0.14%)
Select Comfort Corp (a)(b)                                                           38,316                                 611
                                                                                                           ---------------------

Retail - Computer Equipment (0.19%)
Insight Enterprises Inc (b)                                                          37,068                                 836
                                                                                                           ---------------------

Retail - Convenience Store (0.21%)
Casey's General Stores Inc                                                           38,739                                 966
                                                                                                           ---------------------

Retail - Discount (0.14%)
Fred's Inc                                                                           30,683                                 364
Tuesday Morning Corp (a)                                                             22,877                                 267
                                                                                                           ---------------------
                                                                                                                            631
                                                                                                           ---------------------
Retail - Drug Store (0.24%)
Longs Drug Stores Corp                                                               22,197                               1,073
                                                                                                           ---------------------

Retail - Fabric Store (0.10%)
Jo-Ann Stores Inc (b)                                                                18,720                                 446
                                                                                                           ---------------------

Retail - Gardening Products (0.28%)
Tractor Supply Co (a)(b)                                                             26,203                               1,245
                                                                                                           ---------------------

Retail - Home Furnishings (0.07%)
Cost Plus Inc (a)(b)                                                                 16,933                                 120
Haverty Furniture Cos Inc (a)                                                        17,405                                 194
                                                                                                           ---------------------
                                                                                                                            314
                                                                                                           ---------------------
Retail - Jewelry (0.27%)
Movado Group Inc                                                                     15,698                                 443
Zale Corp (a)(b)                                                                     37,550                                 797
                                                                                                           ---------------------
                                                                                                                          1,240
                                                                                                           ---------------------
Retail - Leisure Products (0.06%)
MarineMax Inc (a)(b)                                                                 14,304                                 267
                                                                                                           ---------------------

Retail - Music Store (0.29%)
Guitar Center Inc (a)(b)                                                             22,653                               1,315
                                                                                                           ---------------------

Retail - Office Supplies (0.11%)
School Specialty Inc (b)                                                             14,286                                 492
                                                                                                           ---------------------

Retail - Pawn Shops (0.29%)
Cash America International Inc                                                       22,801                                 835
First Cash Financial Services Inc (b)                                                21,630                                 471
                                                                                                           ---------------------
                                                                                                                          1,306
                                                                                                           ---------------------
Retail - Petroleum Products (0.20%)
World Fuel Services Corp                                                             21,879                                 895
                                                                                                           ---------------------

Retail - Restaurants (2.43%)
California Pizza Kitchen Inc (a)(b)                                                  22,277                                 423
CEC Entertainment Inc (a)(b)                                                         24,908                                 735
CKE Restaurants Inc                                                                  50,271                                 869
IHOP Corp                                                                            11,763                                 767
Jack in the Box Inc (b)                                                              24,006                               1,536
Landry's Restaurants Inc                                                             13,002                                 345
O'Charleys Inc                                                                       18,183                                 323
Panera Bread Co (a)(b)                                                               24,461                                 994
Papa John's International Inc (a)(b)                                                 17,206                                 472
PF Chang's China Bistro Inc (a)(b)                                                   19,772                                 647
Retail - Restaurants
Rare Hospitality International Inc (a)(b)                                            23,580                                 631
Red Robin Gourmet Burgers Inc (a)(b)                                                 12,834                                 495
Ruth's Chris Steak House (a)(b)                                                      13,334                                 223
Sonic Corp (b)                                                                       48,218                                 996
Steak N Shake Co/The (a)(b)                                                          21,815                                 327
Texas Roadhouse Inc (a)(b)                                                           40,917                                 486
Triarc Cos Inc                                                                       49,704                                 711
                                                                                                           ---------------------
                                                                                                                         10,980
                                                                                                           ---------------------
Retail - Sporting Goods (0.22%)
Big 5 Sporting Goods Corp (a)                                                        17,401                                 372
Hibbett Sports Inc (a)(b)                                                            24,333                                 624
                                                                                                           ---------------------
                                                                                                                            996
                                                                                                           ---------------------
Retirement & Aged Care (0.30%)
Sunrise Senior Living Inc (a)(b)                                                     34,347                               1,366
                                                                                                           ---------------------

Rubber & Plastic Products (0.10%)
Myers Industries Inc                                                                 20,749                                 444
                                                                                                           ---------------------

Savings & Loans - Thrifts (1.05%)
Anchor Bancorp Wisconsin Inc                                                         13,758                                 308
BankAtlantic Bancorp Inc (a)                                                         34,571                                 303
BankUnited Financial Corp (a)                                                        24,501                                 413
Brookline Bancorp Inc                                                                47,218                                 485
Dime Community Bancshares                                                            20,677                                 231
Downey Financial Corp                                                                14,950                                 795
FirstFed Financial Corp (a)(b)                                                       12,706                                 574
Flagstar Bancorp Inc (a)                                                             29,759                                 318
Franklin Bank Corp/Houston TX (a)(b)                                                 18,102                                 194
MAF Bancorp Inc                                                                      21,473                               1,128
                                                                                                           ---------------------
                                                                                                                          4,749
                                                                                                           ---------------------
Schools (0.09%)
Universal Technical Institute Inc (a)(b)                                             17,736                                 384
                                                                                                           ---------------------

Schools - Day Care (0.17%)
Bright Horizons Family Solutions Inc (b)                                             20,057                                 778
                                                                                                           ---------------------

Seismic Data Collection (0.17%)
Input/Output Inc (a)(b)                                                              54,140                                 771
                                                                                                           ---------------------

Semiconductor Component - Integrated Circuits (0.26%)
Exar Corp (b)                                                                        27,852                                 394
Pericom Semiconductor Corp (b)                                                       19,948                                 213
Standard Microsystems Corp (b)                                                       17,342                                 579
                                                                                                           ---------------------
                                                                                                                          1,186
                                                                                                           ---------------------
Semiconductor Equipment (1.90%)
ATMI Inc (b)                                                                         26,463                                 767
Axcelis Technologies Inc (a)(b)                                                      77,937                                 433
Brooks Automation Inc (b)                                                            53,378                                 938
Cabot Microelectronics Corp (a)(b)                                                   18,244                                 778
Cohu Inc                                                                             17,432                                 348
Kulicke & Soffa Industries Inc (a)(b)                                                44,093                                 413
MKS Instruments Inc (b)                                                              28,554                                 648
Photronics Inc (b)                                                                   32,061                                 450
Rudolph Technologies Inc (a)(b)                                                      19,181                                 300
Ultratech Inc (a)(b)                                                                 17,813                                 223
Varian Semiconductor Equipment Associates Inc (b)                                    60,279                               2,833

Semiconductor Equipment
Veeco Instruments Inc (a)(b)                                                         23,889                                 437
                                                                                                           ---------------------
                                                                                                                          8,568
                                                                                                           ---------------------
Steel - Producers (0.81%)
Chaparral Steel Co                                                                   35,899                               3,017
Ryerson Inc (a)                                                                      20,331                                 652
                                                                                                           ---------------------
                                                                                                                          3,669
                                                                                                           ---------------------
Steel - Specialty (0.02%)
Material Sciences Corp (b)                                                            9,749                                 107
                                                                                                           ---------------------

Steel Pipe & Tube (0.22%)
Valmont Industries Inc (a)                                                           13,220                                 999
                                                                                                           ---------------------

Storage & Warehousing (0.17%)
Mobile Mini Inc (b)                                                                  27,529                                 787
                                                                                                           ---------------------

Telecommunication Equipment (0.64%)
Applied Signal Technology Inc                                                         9,307                                 135
Arris Group Inc (b)                                                                  83,590                               1,239
Comtech Telecommunications Corp (a)(b)                                               17,798                                 774
Ditech Networks Inc (b)                                                              25,288                                 188
Network Equipment Technologies Inc (b)                                               19,376                                 183
Symmetricom Inc (a)(b)                                                               35,620                                 266
Tollgrade Communications Inc (b)                                                     10,166                                 105
                                                                                                           ---------------------
                                                                                                                          2,890
                                                                                                           ---------------------
Telecommunication Equipment - Fiber Optics (0.23%)
C-COR Inc (b)                                                                        38,003                                 511
Harmonic Inc (a)(b)                                                                  60,541                                 537
                                                                                                           ---------------------
                                                                                                                          1,048
                                                                                                           ---------------------
Telephone - Integrated (0.19%)
CT Communications Inc                                                                15,471                                 474
General Communication Inc (b)                                                        34,539                                 398
                                                                                                           ---------------------
                                                                                                                            872
                                                                                                           ---------------------
Therapeutics (0.36%)
MGI Pharma Inc (a)(b)                                                                61,167                               1,531
Theragenics Corp (b)                                                                 25,503                                 101
                                                                                                           ---------------------
                                                                                                                          1,632
                                                                                                           ---------------------
Tobacco (0.13%)
Alliance One International Inc (b)                                                   67,331                                 582
                                                                                                           ---------------------

Toys (0.11%)
Jakks Pacific Inc (a)(b)                                                             21,517                                 510
                                                                                                           ---------------------

Transport - Air Freight (0.26%)
EGL Inc (b)                                                                          24,408                               1,151
                                                                                                           ---------------------

Transport - Marine (0.37%)
Kirby Corp (b)                                                                       40,869                               1,656
                                                                                                           ---------------------

Transport - Rail (0.45%)
Kansas City Southern (a)(b)                                                          58,890                               2,032
                                                                                                           ---------------------

Transport - Services (0.42%)
Bristow Group Inc (b)                                                                18,045                                 856
HUB Group Inc (b)                                                                    30,247                               1,029
                                                                                                           ---------------------
                                                                                                                          1,885
                                                                                                           ---------------------

Transport - Truck (1.22%)
Arkansas Best Corp                                                                   19,232                                 693
Forward Air Corp (a)                                                                 23,130                                 788
Heartland Express Inc (a)                                                            45,201                                 674
Knight Transportation Inc (a)                                                        44,325                                 782
Landstar System Inc                                                                  42,600                               1,936
Old Dominion Freight Line (b)                                                        21,441                                 619
                                                                                                           ---------------------
                                                                                                                          5,492
                                                                                                           ---------------------
Veterinary Products (0.06%)
PetMed Express Inc (a)(b)                                                            18,660                                 272
                                                                                                           ---------------------

Vitamins & Nutrition Products (0.08%)
Mannatech Inc (a)                                                                    12,157                                 115
USANA Health Sciences Inc (a)(b)                                                      6,571                                 265
                                                                                                           ---------------------
                                                                                                                            380
                                                                                                           ---------------------
Water (0.11%)
American States Water Co (a)                                                         13,064                                 482
                                                                                                           ---------------------

Web Portals (0.16%)
United Online Inc (a)                                                                51,167                                 722
                                                                                                           ---------------------

Wire & Cable Products (0.40%)
Belden Inc                                                                           33,310                               1,825
                                                                                                           ---------------------

Wireless Equipment (0.24%)
Novatel Wireless Inc (a)(b)                                                          23,327                                 502
Viasat Inc (b)                                                                       19,592                                 561
                                                                                                           ---------------------
                                                                                                                          1,063
                                                                                                           ---------------------
X-Ray Equipment (0.47%)
Hologic Inc (a)(b)                                                                   41,319                               2,140
                                                                                                           ---------------------
TOTAL COMMON STOCKS                                                                                     $               451,955
                                                                                                           ---------------------
                                                                                   Principal
                                                                                   Amount                     Value (000's)
                                                                                   (000's)
SHORT TERM INVESTMENTS (0.18%)
Repurchase Agreements (0.18%)
Investment in Joint Trading Account; Bank of America;
5.25% dated 07/31/07 maturing 08/01/07 (collateralized by                               404                                 404
U.S.
Government Agency Issues; $416,000; 0%-6.63%;
dated 08/27/07-11/05/32)

Investment in Joint Trading Account; Deutsche Bank; 5.29%
 dated 07/31/07 maturing 08/01/07 (collateralized by                                    404                                 404
U.S. Government Agency Issues; $416,000; 0%-6.63%;
dated 08/27/07-11/05/32)
                                                                                                           ---------------------

                                                                                                                            808
                                                                                                           ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                            $                   808
                                                                                                           ---------------------
MONEY MARKET FUNDS (29.41%)
Money Center Banks (29.41%)
BNY Institutional Cash Reserve Fund (c)                                             132,759                             132,759
                                                                                                           ---------------------
TOTAL MONEY MARKET FUNDS                                                                                $               132,759
                                                                                                           ---------------------
Total Investments                                                                                       $               585,522
Liabilities in Excess of Other Assets, Net - (29.71)%                                                                 (134,114)
                                                                                                           ---------------------
TOTAL NET ASSETS - 100.00%                                                                              $               451,408
                                                                                                           =====================
                                                                                                           ---------------------

                                                                                                           =====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                                 $                81,303
Unrealized Depreciation                                                                                                (41,458)
                                                                                                           ---------------------
Net Unrealized Appreciation (Depreciation)                                                                               39,845
Cost for federal income tax purposes                                                                                    545,677
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------------- ------------- ---------------------
Sector                                                                                                                  Percent
-------------------------------------------------------------------------------------------- ------------- ---------------------
Financial                                                                                                                43.68%
Industrial                                                                                                               22.18%
Consumer, Non-cyclical                                                                                                   17.26%
Consumer, Cyclical                                                                                                       16.13%
Technology                                                                                                                8.72%
Energy                                                                                                                    5.99%
Utilities                                                                                                                 4.69%
Basic Materials                                                                                                           3.96%
Communications                                                                                                            3.87%
Exchange Traded Funds                                                                                                     3.23%
Liabilities in Excess of Other Assets, Net                                                                            (-29.71%)
                                                                                                           ---------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                           =====================





Schedule of Investments

July 31, 2007 (unaudited)
SmallCap Value Fund



                                                              Shares Held                         Value (000's)
COMMON STOCKS (96.34%)
Advertising Services (0.75%)
inVentiv Health Inc (a)                                                 119,340           $                     4,234
                                                                                             -------------------------

Aerospace & Defense (0.55%)
Esterline Technologies Corp (a)                                          66,200                                 3,064
                                                                                             -------------------------

Aerospace & Defense Equipment (0.77%)
Moog Inc (a)                                                            101,560                                 4,349
                                                                                             -------------------------

Agricultural Chemicals (0.63%)
CF Industries Holdings Inc                                               61,880                                 3,557
                                                                                             -------------------------

Applications Software (1.36%)
Progress Software Corp (a)                                              152,150                                 4,603
Visual Sciences Inc (a)(b)                                              177,610                                 3,021
                                                                                             -------------------------
                                                                                                                7,624
                                                                                             -------------------------
Auto/Truck Parts & Equipment - Replacement (0.73%)
Aftermarket Technology Corp (a)(b)                                      134,467                                 4,081
                                                                                             -------------------------

Building - Mobile Home & Manufactured Housing (0.87%)
Williams Scotsman International Inc (a)(b)                              179,360                                 4,870
                                                                                             -------------------------

Building Products - Doors & Windows (0.63%)
Apogee Enterprises Inc (b)                                              137,340                                 3,538
                                                                                             -------------------------

Building Products - Light Fixtures (0.63%)
Genlyte Group Inc (a)(b)                                                 50,940                                 3,544
                                                                                             -------------------------

Chemicals - Diversified (1.43%)
FMC Corp                                                                 45,960                                 4,096
Rockwood Holdings Inc (a)(b)                                            113,760                                 3,935
                                                                                             -------------------------
                                                                                                                8,031
                                                                                             -------------------------
Chemicals - Specialty (1.34%)
Arch Chemicals Inc                                                      114,350                                 4,046
HB Fuller Co                                                            125,560                                 3,469
                                                                                             -------------------------
                                                                                                                7,515
                                                                                             -------------------------
Circuit Boards (0.66%)
Park Electrochemical Corp                                               124,410                                 3,689
                                                                                             -------------------------

Commercial Banks (8.94%)
Alabama National Bancorporation (b)                                      58,860                                 3,141
Bancfirst Corp (b)                                                      159,950                                 6,464
City Holding Co (b)                                                     181,284                                 5,955
Community Bancorp/NV (a)(b)                                              89,822                                 2,103
Community Trust Bancorp Inc (b)                                         213,611                                 6,126
Green Bankshares Inc (b)                                                180,751                                 5,976
Integra Bank Corp (b)                                                   215,030                                 3,879
Southwest Bancorp Inc/Stillwater OK (b)                                 151,200                                 2,986
Sterling Bancshares Inc/TX (b)                                          535,170                                 5,571
Sterling Financial Corp/WA (b)                                          258,325                                 5,867

Commercial Banks
Trico Bancshares (b)                                                    104,143                                 2,106
                                                                                             -------------------------
                                                                                                               50,174
                                                                                             -------------------------
Commercial Services (1.05%)
ICT Group Inc (a)(b)                                                    168,700                                 2,664
Steiner Leisure Ltd (a)                                                  76,930                                 3,219
                                                                                             -------------------------
                                                                                                                5,883
                                                                                             -------------------------
Computer Services (0.81%)
Ness Technologies Inc (a)(b)                                            385,880                                 4,538
                                                                                             -------------------------

Consumer Products - Miscellaneous (1.26%)
Helen of Troy Ltd (a)(b)                                                151,400                                 3,363
Prestige Brands Holdings Inc (a)                                        297,460                                 3,721
                                                                                             -------------------------
                                                                                                                7,084
                                                                                             -------------------------
Distribution & Wholesale (1.18%)
Central European Distribution Corp (a)(b)                                87,260                                 3,592
LKQ Corp (a)(b)                                                         106,080                                 3,016
                                                                                             -------------------------
                                                                                                                6,608
                                                                                             -------------------------
Diversified Manufacturing Operations (1.72%)
Actuant Corp (b)                                                         45,740                                 2,789
Barnes Group Inc (b)                                                    108,410                                 3,382
Koppers Holdings Inc                                                    117,840                                 3,485
                                                                                             -------------------------
                                                                                                                9,656
                                                                                             -------------------------
Diversified Operations & Commercial Services (0.69%)
Chemed Corp                                                              61,410                                 3,886
                                                                                             -------------------------

Electric - Integrated (3.07%)
Empire District Electric Co/The (b)                                     202,440                                 4,391
PNM Resources Inc                                                       117,830                                 3,043
Portland General Electric Co (b)                                        143,872                                 3,872
UIL Holdings Corp (b)                                                    91,850                                 2,717
Westar Energy Inc (b)                                                   138,600                                 3,191
                                                                                             -------------------------
                                                                                                               17,214
                                                                                             -------------------------
Electronic Components - Miscellaneous (0.56%)
Benchmark Electronics Inc (a)(b)                                        141,115                                 3,133
                                                                                             -------------------------

Electronic Security Devices (0.70%)
LoJack Corp (a)(b)                                                      185,230                                 3,949
                                                                                             -------------------------

Engineering - Research & Development Services (1.55%)
Aecom Technology Corp (a)(b)                                            145,250                                 3,769
EMCOR Group Inc (a)(b)                                                  137,140                                 4,924
                                                                                             -------------------------
                                                                                                                8,693
                                                                                             -------------------------
Enterprise Software & Services (2.93%)
JDA Software Group Inc (a)                                              218,510                                 4,940
Lawson Software Inc (a)(b)                                              398,910                                 3,802
Mantech International Corp (a)(b)                                       114,607                                 3,743
SYNNEX Corp (a)(b)                                                      194,430                                 3,951
                                                                                             -------------------------
                                                                                                               16,436
                                                                                             -------------------------
Finance - Credit Card (0.79%)
Advanta Corp - B Shares (b)                                             172,830                                 4,435
                                                                                             -------------------------

Finance - Investment Banker & Broker (0.46%)
KBW Inc (a)(b)                                                          102,844                                 2,582
                                                                                             -------------------------


Food - Miscellaneous/Diversified (0.59%)
Ralcorp Holdings Inc (a)                                                 63,600                                 3,305
                                                                                             -------------------------

Food - Wholesale & Distribution (0.65%)
Spartan Stores Inc (b)                                                  124,970                                 3,658
                                                                                             -------------------------

Footwear & Related Apparel (0.61%)
Steven Madden Ltd (b)                                                   121,265                                 3,420
                                                                                             -------------------------

Gas - Distribution (2.13%)
Nicor Inc (b)                                                            82,640                                 3,257
Northwest Natural Gas Co                                                 71,940                                 2,998
South Jersey Industries Inc                                              94,120                                 3,084
Southwest Gas Corp                                                       85,050                                 2,643
                                                                                             -------------------------
                                                                                                               11,982
                                                                                             -------------------------
Human Resources (1.44%)
Cross Country Healthcare Inc (a)(b)                                     159,420                                 2,610
Korn/Ferry International (a)(b)                                         134,330                                 3,174
MPS Group Inc (a)(b)                                                    170,390                                 2,271
                                                                                             -------------------------
                                                                                                                8,055
                                                                                             -------------------------
Instruments - Scientific (0.75%)
Varian Inc (a)(b)                                                        70,100                                 4,216
                                                                                             -------------------------

Internet Infrastructure Software (0.70%)
TIBCO Software Inc (a)(b)                                               481,830                                 3,917
                                                                                             -------------------------

Intimate Apparel (0.77%)
Warnaco Group Inc/The (a)(b)                                            119,900                                 4,330
                                                                                             -------------------------

Lasers - Systems & Components (1.28%)
Cymer Inc (a)(b)                                                         84,620                                 3,618
Electro Scientific Industries Inc (a)(b)                                163,150                                 3,581
                                                                                             -------------------------
                                                                                                                7,199
                                                                                             -------------------------
Leisure & Recreation Products (0.71%)
WMS Industries Inc (a)(b)                                               152,865                                 3,988
                                                                                             -------------------------

Linen Supply & Related Items (0.50%)
Unifirst Corp/MA (b)                                                     74,030                                 2,781
                                                                                             -------------------------

Machinery - Electrical (0.60%)
Regal-Beloit Corp (b)                                                    66,140                                 3,355
                                                                                             -------------------------

Machinery - Farm (0.45%)
Gehl Co (a)(b)                                                           99,240                                 2,539
                                                                                             -------------------------

Machinery - General Industry (0.60%)
Gardner Denver Inc (a)                                                   81,534                                 3,391
                                                                                             -------------------------

Medical - Biomedical/Gene (1.06%)
Incyte Corp (a)                                                         493,700                                 2,627
Lifecell Corp (a)(b)                                                    108,700                                 3,336
                                                                                             -------------------------
                                                                                                                5,963
                                                                                             -------------------------
Medical - Drugs (0.63%)
Viropharma Inc (a)(b)                                                   276,790                                 3,557
                                                                                             -------------------------


Medical - Hospitals (0.46%)
LifePoint Hospitals Inc (a)(b)                                           86,680                                 2,561
                                                                                             -------------------------

Medical Products (1.35%)
Haemonetics Corp (a)                                                     59,430                                 2,937
Zoll Medical Corp (a)(b)                                                172,920                                 4,645
                                                                                             -------------------------
                                                                                                                7,582
                                                                                             -------------------------
Metal Processors & Fabrication (1.06%)
Ladish Co Inc (a)(b)                                                     64,940                                 3,149
RBC Bearings Inc (a)(b)                                                  73,730                                 2,817
                                                                                             -------------------------
                                                                                                                5,966
                                                                                             -------------------------
Miscellaneous Manufacturers (0.53%)
Aptargroup Inc                                                           81,340                                 2,961
                                                                                             -------------------------

Multi-Line Insurance (0.65%)
United Fire & Casualty Co (b)                                           105,290                                 3,624
                                                                                             -------------------------

Multimedia (0.53%)
Journal Communications Inc (b)                                          279,260                                 2,957
                                                                                             -------------------------

Non-Ferrous Metals (0.51%)
Brush Engineered Materials Inc (a)(b)                                    75,980                                 2,877
                                                                                             -------------------------

Oil - Field Services (2.19%)
Horizon Offshore Inc (a)(b)                                             196,450                                 3,616
Hornbeck Offshore Services Inc (a)(b)                                   100,620                                 4,332
Oil States International Inc (a)(b)                                      98,670                                 4,316
                                                                                             -------------------------
                                                                                                      12,264
                                                                                             ----------------
Oil & Gas Drilling (0.76%)
Atwood Oceanics Inc (a)(b)                                   62,190                                    4,266
                                                                                             ----------------

Oil Company - Exploration & Production (2.86%)
Berry Petroleum Co (b)                                      111,140                                    4,135
Mariner Energy Inc (a)(b)                                   179,070                                    3,784
Penn Virginia Corp                                          103,240                                    3,995
St Mary Land & Exploration Co (b)                           124,410                                    4,142
                                                                                             ----------------
                                                                                                      16,056
                                                                                             ----------------
Paper & Related Products (1.22%)
Rock-Tenn Co                                                119,930                                    3,684
Schweitzer-Mauduit International Inc                        138,103                                    3,153
                                                                                             ----------------
                                                                                                       6,837
                                                                                             ----------------
Printing - Commercial (1.11%)
Consolidated Graphics Inc (a)                                57,929                                    3,818
Valassis Communications Inc (a)(b)                          205,440                                    2,439
                                                                                             ----------------
                                                                                                       6,257
                                                                                             ----------------
Property & Casualty Insurance (5.97%)
American Physicians Capital Inc                             194,255                                    7,366
Argonaut Group Inc (b)                                      149,480                                    4,115
Darwin Professional Underwriters Inc (a)(b)                 123,065                                    2,606
First Mercury Financial Corp (a)                             99,174                                    1,962
Navigators Group Inc (a)(b)                                  76,590                                    4,006
Selective Insurance Group                                   146,040                                    2,997
United America Indemnity Ltd (a)(b)                         225,320                                    4,840
Zenith National Insurance Corp                              139,310                                    5,623
                                                                                             ----------------
                                                                                                      33,515
                                                                                             ----------------

Recreational Centers (0.60%)
Life Time Fitness Inc (a)(b)                                 65,160                                    3,351
                                                                                             ----------------

Reinsurance (0.45%)
IPC Holdings Ltd (b)                                        101,710                                    2,523
                                                                                             ----------------

REITS - Diversified (1.01%)
Entertainment Properties Trust                              126,673                                    5,643
                                                                                             ----------------

REITS - Hotels (1.22%)
Ashford Hospitality Trust Inc                               366,820                                    3,749
LaSalle Hotel Properties                                     77,200                                    3,090
                                                                                             ----------------
                                                                                                       6,839
                                                                                             ----------------
REITS - Mortgage (2.16%)
Arbor Realty Trust Inc                                      250,510                                    4,948
Deerfield Triarc Capital Corp (b)                           266,840                                    2,927
Gramercy Capital Corp/New York (b)                          176,170                                    4,261
                                                                                             ----------------
                                                                                                      12,136
                                                                                             ----------------
REITS - Office Property (0.56%)
Highwoods Properties Inc (b)                                 96,500                                    3,139
                                                                                             ----------------

REITS - Regional Malls (0.62%)
Taubman Centers Inc (b)                                      71,790                                    3,452
                                                                                             ----------------

REITS - Shopping Centers (2.26%)
Inland Real Estate Corp                                     405,850                                    6,136
Urstadt Biddle Properties Inc (b)                           434,369                                    6,559
                                                                                             ----------------
                                                                                                      12,695
                                                                                             ----------------
REITS - Single Tenant (0.47%)
Agree Realty Corp (b)                                        89,810                                    2,614
                                                                                             ----------------

Resorts & Theme Parks (0.50%)
Vail Resorts Inc (a)(b)                                      52,600                                    2,817
                                                                                             ----------------

Retail - Apparel & Shoe (1.60%)
Charlotte Russe Holding Inc (a)(b)                          165,890                                    2,948
Dress Barn Inc (a)(b)                                       184,290                                    3,352
Stage Stores Inc                                            150,747                                    2,689
                                                                                             ----------------
                                                                                                       8,989
                                                                                             ----------------
Retail - Automobile (1.21%)
Rush Enterprises Inc (a)(b)                                  88,320                                    2,469
Sonic Automotive Inc (b)                                    158,800                                    4,351
                                                                                             ----------------
                                                                                                       6,820
                                                                                             ----------------
Retail - Gardening Products (0.64%)
Tractor Supply Co (a)(b)                                     75,620                                    3,593
                                                                                             ----------------

Retail - Petroleum Products (0.64%)
World Fuel Services Corp (b)                                 88,290                                    3,610
                                                                                             ----------------

Retail - Restaurants (0.98%)
AFC Enterprises (a)(b)                                      176,020                                    2,758
Texas Roadhouse Inc (a)(b)                                  230,720                                    2,739
                                                                                             ----------------
                                                                                                       5,497
                                                                                             ----------------
Savings & Loans - Thrifts (1.57%)
PFF Bancorp Inc                                             167,270                                    2,797

Savings & Loans - Thrifts
WSFS Financial Corp                                         109,402                                    6,041
                                                                                             ----------------
                                                                                                       8,838
                                                                                             ----------------
Semiconductor Component - Integrated Circuits (2.80%)
Cirrus Logic Inc (a)(b)                                     364,740                                    2,655
Emulex Corp (a)(b)                                          253,930                                    5,028
Micrel Inc                                                  329,640                                    3,412
Standard Microsystems Corp (a)(b)                           138,920                                    4,638
                                                                                             ----------------
                                                                                                      15,733
                                                                                             ----------------
Semiconductor Equipment (0.48%)
Entegris Inc (a)(b)                                         251,010                                    2,706
                                                                                             ----------------

Steel - Producers (0.95%)
Claymont Steel Inc (a)                                      133,509                                    2,661
Schnitzer Steel Industries Inc                               49,060                                    2,658
                                                                                             ----------------
                                                                                                       5,319
                                                                                             ----------------
Telecommunication Equipment (1.85%)
Andrew Corp (a)(b)                                          162,780                                    2,289
Arris Group Inc (a)                                         208,070                                    3,084
CommScope Inc (a)(b)                                         50,860                                    2,768
Comtech Telecommunications Corp (a)(b)                       51,965                                    2,259
                                                                                             ----------------
                                                                                                      10,400
                                                                                             ----------------
Telecommunication Services (0.87%)
Iowa Telecommunications Services Inc (b)                    236,511                                    4,863
                                                                                             ----------------

Television (0.51%)
Lin TV Corp (a)(b)                                          190,710                                    2,887
                                                                                             ----------------

Therapeutics (0.48%)
Isis Pharmaceuticals Inc (a)(b)                             257,050                                    2,676
                                                                                             ----------------

Tobacco (0.42%)
Alliance One International Inc (a)                          270,600                                    2,341
                                                                                             ----------------

Transport - Marine (0.82%)
Eagle Bulk Shipping Inc (b)                                 174,410                                    4,591
                                                                                             ----------------

Transport - Services (0.47%)
HUB Group Inc (a)(b)                                         77,390                                    2,633
                                                                                             ----------------

Transport - Truck (0.43%)
Old Dominion Freight Line (a)(b)                             83,820                                    2,419
                                                                                             ----------------

Wireless Equipment (1.04%)
EMS Technologies Inc (a)                                    126,033                                    2,769
Powerwave Technologies Inc (a)(b)                           472,540                                    3,090
                                                                                             ----------------
                                                                                                       5,859
                                                                                             ----------------
TOTAL COMMON STOCKS                                                                       $          540,729
                                                                                             ----------------
                                                         Principal
                                                          Amount                              Value (000's)
                                                          (000's)
SHORT TERM INVESTMENTS (4.38%)
Commercial Paper (4.38%)
Investment in Joint Trading Account; Citigroup Funding
5.35%, 8/ 1/2007                                             24,580                                   24,580
                                                                                             ----------------
TOTAL SHORT TERM INVESTMENTS                                                              $           24,580
                                                                                             ----------------

MONEY MARKET FUNDS (26.69%)
Money Center Banks (26.69%)
BNY Institutional Cash Reserve Fund (c)                     149,784                                  149,784
                                                                                             ----------------
TOTAL MONEY MARKET FUNDS                                                                  $          149,784
                                                                                             ----------------
Total Investments                                                                         $          715,093
Liabilities in Excess of Other Assets, Net - (27.41)%                                              (153,856)
                                                                                             ----------------
TOTAL NET ASSETS - 100.00%                                                                $          561,237
                                                                                             ================


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $           30,455
Unrealized Depreciation                                              (59,178)
                                                              ----------------
Net Unrealized Appreciation (Depreciation)                           (28,723)
Cost for federal income tax purposes                                  743,816
All dollar amounts are shown in thousands (000's)





Portfolio Summary (unaudited)
-------------------------------------------------------- ----------------
Sector                                                           Percent
-------------------------------------------------------- ----------------
Financial                                                         58.19%
Industrial                                                        14.77%
Consumer, Cyclical                                                11.54%
Consumer, Non-cyclical                                            11.19%
Technology                                                         8.38%
Communications                                                     6.26%
Basic Materials                                                    6.08%
Energy                                                             5.80%
Utilities                                                          5.20%
Liabilities in Excess of Other Assets, Net                     (-27.41%)
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================



--------------------------------------------
Schedule of Investments
--------------------------------------------
--------------------------------------------

--------------------------------------------
--------------------------------------------
July 31, 2007 (unaudited)
--------------------------------------------
--------------------------------------------
Tax-Exempt Bond Fund I



-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                         Principal
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                      Amount (000's)            Value (000's)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (107.57%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Alabama (1.53%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Birmingham Baptist Medical Centers Special Care
Facilities Financing Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 11/15/2030                                                  $    1,000                 $          982
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Montgomery County Public Facilities Authority/AL  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 3/ 1/2031                                                        2,000                          2,071
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
University of Alabama/AL  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2036 (a)                                                    1,760                          1,817
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       4,870
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Alaska (3.20%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Anchorage AK
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.38%, 1/ 1/2020                                                        2,000                          2,132
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Anchorage AK  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.50%, 12/ 1/2013                                                       1,235                          1,409
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Northern TOB Securitization Corp/AK
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
4.63%, 6/ 1/2023                                                          980                            948
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2046                                                        1,000                            913
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
State of Alaska  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2027                                                       4,500                          4,795
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                      10,197
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Arizona (2.08%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Arizona State University/AZ  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 9/ 1/2024                                                        1,500                          1,587
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.38%, 7/ 1/2019                                                        2,000                          2,157
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maricopa County AZ
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 4/ 1/2035                                                        1,000                            985
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pima County Industrial Development Authority
Education Revenue
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 7/ 1/2036                                                          100                             99
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pima County Industrial Development Authority Education
Revenue  Choice Education and Development Corp
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.25%, 6/ 1/2026                                                          160                            165
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pima County Industrial Development Authority Education
Revenue  Paragon Management Inc
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 6/ 1/2036                                                          160                            161
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
University Medical Center Corp/AZ
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 7/ 1/2035                                                        1,500                          1,478
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       6,632
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California (12.33%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority/CA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 4/ 1/2037                                                        1,000                          1,000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California State Department of Water Resources  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 5/ 1/2020 (a)                                                    6,000                          6,444
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California State Public Works Board
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 4/ 1/2030                                                        1,175                          1,205
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 3/ 1/2035                                                        1,000                            998
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Clovis Public Financing Authority MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 8/ 1/2030                                                        2,000                          2,119
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
East Side Union High School District -
Santa Clara County/CA MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.10%, 2/ 1/2019                                                        1,000                          1,081
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Foothill Eastern Transportation Corridor Agency/CA  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
0.00%, 1/15/2018 (b)                                                    2,000                          1,175
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
California
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fremont Unified School District/Alameda County CA  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 8/ 1/2025                                                        1,000                          1,034
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp/CA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2033                                                        5,000                          4,657
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2045                                                        1,000                          1,005
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 6/ 1/2047                                                        1,000                            932
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp/CA  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 6/ 1/2043                                                          500                            541
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Independent Cities Lease Finance Authority Mobile
Home Park Revenue  Millenium Housing Corp
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.85%, 5/15/2041                                                          100                            102
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jurupa Unified School District  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 8/ 1/2022                                                        2,700                          2,817
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Los Angeles County Public Works Financing Authority MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 12/ 1/2027                                                       1,000                          1,037
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Los Angeles Regional Airports Improvement Corporation
Lease Revenue
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.50%, 12/ 1/2024                                                         100                            111
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Placentia-Yorba Linda Unified School District/CA FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 10/ 1/2030                                                       2,000                          2,063
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rancho Mirage Joint Powers Financing Authority/CA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 7/ 1/2047 (c)                                                    1,000                            988
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
San Diego Redevelopment Agency/CA  XL Capital Ltd  XLCA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2023                                                        1,775                          1,840
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency/CA MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
0.00%, 1/15/2034 (b)                                                    7,000                          1,970
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
State of California
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 11/ 1/2025                                                       2,000                          2,104
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 4/ 1/2028                                                        2,000                          2,196
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tobacco Securitization Authority of Northern California/CA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.38%, 6/ 1/2038                                                        1,000                            981
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tobacco Securitization Authority of Southern California/CA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2037                                                        1,000                            927
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                      39,327
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Colorado (2.94%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 12/ 1/2035                                                       1,250                          1,220
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority/CO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
4.625%, 11/ 1/2036 (a)                                                  4,000                          3,712
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fort Collins CO AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.38%, 6/ 1/2023                                                        2,275                          2,424
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District/CO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 12/ 1/2030                                                         500                            522
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Salida Hospital District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2036                                                         500                            488
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Southlands Medical District  RADIAN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 12/ 1/2034                                                       1,000                          1,026
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       9,392
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Connecticut (0.82%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Connecticut State Health & Educational  RADIAN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2032                                                        1,000                          1,028
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
State of Connecticut  ACA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.60%, 7/ 1/2024                                                        1,500                          1,593
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       2,621
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
District of Columbia (0.17%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
District of Columbia Water & Sewer Authority  FSA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 10/ 1/2017                                                         500                            555
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Florida (6.04%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 5/ 1/2037                                                          100                             98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bay Laurel Center Community Development
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.45%, 5/ 1/2037                                                          495                            484
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of Orange FL AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 10/ 1/2032                                                       3,000                          3,211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Escambia County Health Facilities Authority  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.95%, 7/ 1/2020                                                          110                            114
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Escambia County Utilities Authority  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 1/ 1/2029                                                          650                            670
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Florida Housing Finance Agency  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.50%, 7/ 1/2036                                                          900                            909
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Florida State Board of Education  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2017                                                          800                            837
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Highlands County Health Facilities Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 11/15/2031                                                       1,180                          1,181
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 11/15/2035                                                       1,000                            986
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Hillsborough County Port District  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.38%, 6/ 1/2027                                                        1,000                          1,044
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Orange County Housing Finance Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.00%, 10/ 1/2025                                                         500                            529
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Orlando Utilities Commission
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 10/ 1/2010                                                       5,000                          5,322
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Osceola County School Board AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 6/ 1/2022                                                        1,300                          1,381
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
South Broward Hospital District/FL MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 5/ 1/2021                                                        2,000                          2,091
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Verandah East Community Development District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.40%, 5/ 1/2037                                                          100                             98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.63%, 5/ 1/2037                                                          160                            159
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
West Villages Improvement District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 5/ 1/2037                                                          160                            154
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                      19,268
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Georgia (1.95%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Monroe County Development Authority/GA  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.70%, 1/ 1/2009                                                        2,500                          2,599
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.75%, 1/ 1/2010                                                        3,410                          3,637
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       6,236
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Hawaii (0.68%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City & County of Honolulu HI
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 1/ 1/2012                                                        2,000                          2,171
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Idaho (2.65%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Idaho Health Facilities Authority/ID
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.65%, 2/15/2021                                                        2,000                          2,483
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Idaho Health Facilities Authority/ID  RADIAN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 9/ 1/2025                                                        2,000                          2,060
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Idaho Housing & Finance Association/ID
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.90%, 1/ 1/2015                                                          280                            284
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
4.90%, 7/ 1/2038                                                        3,750                          3,639
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       8,466
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois (9.44%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chicago O'Hare International Airport/IL  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 1/ 1/2017                                                          965                          1,019
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chicago O'Hare International Airport/IL  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 1/ 1/2023 (a)                                                    2,000                          2,127
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chicago O'Hare International Airport/IL  FSA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 1/ 1/2020 (a)                                                   10,000                         10,799
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chicago O'Hare International Airport/IL  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 1/ 1/2025 (a)                                                    2,250                          2,386
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Chicago IL
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.46%, 2/15/2026                                                          250                            264
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Chicago IL GNMA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.30%, 9/ 1/2029                                                          570                            591
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Yorkville IL
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 3/ 1/2028                                                          500                            488
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 3/ 1/2036                                                          660                            674
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gilberts Special Service Area No 19
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.38%, 3/ 1/2016                                                          500                            488
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Huntley Special Service Area No 10/IL  ASSURED
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.10%, 3/ 1/2029                                                        1,000                          1,038
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois Finance Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 5/15/2025                                                          500                            523
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 8/15/2026                                                          160                            157
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.10%, 8/15/2031                                                          505                            496
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Multi-Family Revenue Housing
 Plum Creek Rolling Meadows
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.50%, 12/ 1/2037                                                         160                            165
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority  Advocate Health Care
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 8/15/2008                                                          320                            328
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority  Lake Forest Hospital
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 7/ 1/2017                                                        1,500                          1,597
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority
South Surburban Hospital
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.00%, 2/15/2009                                                          100                            103
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.00%, 2/15/2018                                                          720                            838
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority/IL  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
0.00%, 6/15/2009 (b)                                                    5,055                          4,704
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pingree Grove Special Service Area No 7
Cambridge Lakes Project
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 3/ 1/2036                                                          153                            156
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Village of Bolingbrook IL
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
0.00%, 1/ 1/2024 (b)(d)                                                   500                            501
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Village of Pingree Grove IL
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 3/ 1/2015                                                          400                            407
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Volo Village Special Service Area No 3
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 3/ 1/2036                                                          250                            253
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                      30,102
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Indiana (3.38%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of St Joseph IN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 5/15/2026                                                          230                            241
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of St Joseph IN  Holy Cross Village
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 5/15/2038                                                          100                            104
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Delaware County Hospital Authority/IN
Cardinal Health System
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 8/ 1/2036                                                          160                            160
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Hendricks County Building Facilities Corp
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 7/15/2020                                                        2,500                          2,675
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Indiana Housing Finance Authority  GNMA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
3.60%, 1/ 1/2032                                                          580                            580
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Indiana Municipal Power Agency/IN  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.13%, 1/ 1/2013                                                        6,000                          6,359
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Noblesville Redevelopment Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 8/ 1/2021                                                          655                            677
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                      10,796
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Iowa (0.46%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Iowa Finance Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 7/ 1/2025                                                          100                            103
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Iowa
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pottawattamie County IA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 5/15/2026                                                          385                            388
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority of Iowa/IA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 6/ 1/2042                                                        1,000                            992
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       1,483
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kansas (3.09%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Lawrence KS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 7/ 1/2026                                                        1,000                          1,017
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Topeka KS XL Capital Ltd  XLCA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 8/ 1/2035                                                        5,490                          5,821
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lenexa KS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 5/15/2039                                                        1,000                          1,013
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties KS  GNMA/FNMA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.65%, 6/ 1/2037                                                        1,870                          1,998
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       9,849
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kentucky (1.81%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Adair County School District Finance Corp
School Building Revenue
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.10%, 9/ 1/2020                                                        2,670                          2,773
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Murray KY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 8/ 1/2037                                                        1,000                            996
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County Metropolitan Government
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2036 (a)                                                   2,000                          2,017
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       5,786
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Louisiana (1.82%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lafayette LA  MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 11/ 1/2023                                                       2,680                          2,851
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Louisiana Public Facilities Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
0.00%, 12/ 1/2019 (b)                                                   1,500                            868
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Louisiana State Citizens Property Insurance Corp AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2022                                                        2,000                          2,087
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       5,806
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland (2.26%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Baltimore MD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.50%, 10/ 1/2011                                                       2,000                          2,081
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of Prince Georges MD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.20%, 7/ 1/2034                                                          500                            494
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.05%, 9/ 1/2032 (c)                                                    1,000                          1,002
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 1/ 1/2027                                                          250                            249
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
  General German Aged PPLS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.40%, 1/ 1/2037                                                          600                            607
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
 MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
4.75%, 7/ 1/2036                                                        1,500                          1,514
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland State Economic Development Corp
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.63%, 6/ 1/2035                                                        1,150                          1,257
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       7,204
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts (1.78%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2028                                                        2,000                          2,228
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.38%, 7/ 1/2029                                                          900                            914
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
3.64%, 7/ 1/2017                                                          400                            400
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 7/ 1/2031                                                        1,000                          1,060
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
(continued)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 7/ 1/2033                                                        1,100                          1,075
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       5,677
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michigan (2.26%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chippewa County Hospital Finance Authority
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.63%, 11/ 1/2014                                                         130                            129
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kent Hospital Finance Authority/MI
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2030                                                        1,000                          1,008
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund  Detroit Edison Co
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.45%, 9/ 1/2029                                                        2,000                          2,058
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund  XLCA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.45%, 12/15/2032                                                       1,000                          1,046
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
State of Michigan  FSA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2021                                                       1,000                          1,052
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Summit Academy North Michigan Public School Academy
Revenue
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 11/ 1/2015                                                         160                            158
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Walled Lake Consolidated School District/MI MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 5/ 1/2022                                                        1,625                          1,754
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       7,205
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Minnesota (0.90%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Aitkin MN  Aitkin Community Hospital
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.60%, 2/ 1/2032                                                          160                            162
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Minneapolis MN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.35%, 2/ 1/2030                                                          150                            148
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Pine City MN  Lakes International Language
Academy
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.25%, 5/ 1/2035                                                          100                            101
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dakota County Community Development Agency Multifamily
Housing
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 5/ 1/2042                                                          750                            695
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Inver Grove Heights MN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 10/ 1/2033                                                         500                            496
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Minnesota Higher Education Facilities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
3.70%, 10/ 1/2030                                                         200                            200
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
St Paul Housing & Redevelopment Authoriy/MN
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 11/15/2030                                                       1,000                          1,067
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       2,869
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mississippi (0.37%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Biloxi Housing Authority/MS  Beauvoir Apartments LP
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.25%, 9/ 1/2031                                                          150                            157
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
State of Mississippi  FSA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 12/ 1/2013                                                         480                            503
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.75%, 12/ 1/2014                                                         505                            528
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       1,188
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri (3.01%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cape Girardeau County Building Corp/MO MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 3/ 1/2026                                                        1,000                          1,065
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cape Girardeau County Industrial Development
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.63%, 6/ 1/2027                                                        1,000                          1,067
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Carthage MO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.00%, 4/ 1/2038                                                          750                            759
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Carthage MO  Mccune-Brooks Hospital
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.88%, 4/ 1/2030                                                          160                            161
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Fenton MO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
7.00%, 10/ 1/2021                                                         575                            649
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Kansas City MO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.40%, 6/ 1/2024                                                          120                            121
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
City of Springfield MO  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
4.50%, 8/ 1/2036                                                        1,000                            968
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission  GNMA/FNMA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.05%, 9/ 1/2024                                                          600                            603
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri Joint Municipal Electric Utility Commission
 MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 1/ 1/2024                                                        1,500                          1,559
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority
 MBIA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
3.67%, 10/ 1/2035                                                         400                            400
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority/MO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 11/ 1/2018                                                       1,000                          1,034
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority/MO
 BJC Health
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 5/15/2020                                                        1,200                          1,225
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       9,611
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nebraska (0.67%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Omaha Public Power District
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
6.15%, 2/ 1/2012                                                        2,000                          2,124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nevada (1.26%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of Clark NV  FGIC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.00%, 7/ 1/2036                                                        1,000                          1,025
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
County of Clark NV  Nevada Power Co
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.90%, 11/ 1/2032                                                         160                            160
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Reno NV  AMBAC
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.13%, 6/ 1/2037                                                        1,000                          1,054
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Reno NV Hospital Revenue
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.25%, 6/ 1/2037 (a)                                                    1,760                          1,773
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                       4,012
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
New Hampshire (0.66%)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Authority FSA
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
5.50%, 8/ 1/2027                                                            2,000                          2,118
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey (5.63%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Bergen County Improvement Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 4/ 1/2032                                                            2,000                          2,082
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.63%, 6/15/2019                                                              500                            517
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.25%, 9/15/2029                                                              100                            103
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 4/ 1/2031 (e)                                                        1,000                          1,087
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 6/15/2031                                                            1,000                          1,045
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority
State of New Jersey
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 3/ 1/2024                                                            1,750                          1,859
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority
United Methodist Homes NJ
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.13%, 7/ 1/2025                                                              160                            154
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 9/ 1/2020                                                            1,340                          1,427
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 1/ 1/2035                                                            2,000                          2,035
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority
State of New Jersey
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 12/15/2020                                                           2,000                          2,168
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Authority Corp/NJ
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2041                                                            5,000                          4,603
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp/NJ
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.75%, 6/ 1/2034                                                            1,000                            894
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          17,974
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York (7.12%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of New York NY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 3/15/2013                                                              345                            372
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 8/ 1/2021                                                            2,300                          2,410
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
East Rochester Housing Authority/NY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 8/ 1/2033                                                              160                            162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority/NY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.75%, 7/ 1/2019                                                            1,265                          1,327
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority/NY  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 11/15/2031                                                           1,500                          1,572
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Nassau County Tobacco Settlement Corporation
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 6/ 1/2035                                                              500                            486
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.13%, 6/ 1/2046                                                              500                            489
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York City Industrial Development Agency
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.25%, 3/ 1/2015                                                            1,000                          1,049
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
3.36%, 3/ 1/2016 (d)                                                        1,000                            983
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
7.63%, 8/ 1/2025                                                              800                            934
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.50%, 3/ 1/2035                                                              160                            168
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York City Municipal Water Finance Authority MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 6/15/2027 (a)                                                        5,000                          5,208
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2035                                                           1,500                          1,592
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Mortgage Agency/NY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.65%, 4/ 1/2030                                                              520                            535
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 7/ 1/2026                                                            1,000                          1,009
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority  Lenox Hill Hospital
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 7/ 1/2030                                                              160                            163
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 10/ 1/2023                                                           1,500                          1,583
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.63%, 8/15/2012                                                              365                            365
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Authority/NY AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 6/ 1/2021                                                            2,200                          2,318
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          22,725
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
North Carolina (0.34%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Charlotte NC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 8/ 1/2019                                                            1,000                          1,075
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ohio (1.04%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Adams County Hospital
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.25%, 9/ 1/2020                                                            1,000                          1,013
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
County of Cuyahoga OH
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
7.50%, 1/ 1/2030                                                            1,000                          1,088
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ohio County Commission Special District Excise Tax Revenue
  Fort Henry Economic Opportunity Development District
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.63%, 3/ 1/2036                                                              160                            163
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ohio State University
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.13%, 12/ 1/2031                                                           1,000                          1,039
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           3,303
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oklahoma (0.11%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency  GNMA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
8.00%, 8/ 1/2018                                                              165                            176
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Weatherford Hospital Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.00%, 5/ 1/2025                                                              160                            167
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                             343
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oregon (1.54%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Portland OR  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 6/15/2016                                                            1,000                          1,059
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Portland OR  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 6/ 1/2020                                                            2,000                          2,112
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oregon
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oregon Health & Science University  MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2022                                                            1,000                          1,050
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oregon State Housing & Community Services Department/OR
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.65%, 7/ 1/2028                                                              685                            689
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           4,910
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania (4.35%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Allegheny County Hospital Development Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 11/15/2028                                                             500                            469
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Allegheny County Sanitation Authority  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 12/ 1/2037                                                           2,000                          2,080
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Central Dauphin School District MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.75%, 2/ 1/2024                                                            1,000                          1,195
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Philadelphia PA  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2029                                                            2,500                          2,592
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fulton County Industustial Development Authority Hospital Revenue
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.90%, 7/ 1/2040                                                              160                            163
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lehigh County General Purpose Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.61%, 8/15/2042 (d)                                                        3,000                          2,910
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilties Authority
UPMC Health System
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.25%, 1/15/2018                                                            3,000                          3,239
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Philadelphia Authority for Industrial Development
Richard Allen Development & Improvement
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.25%, 5/ 1/2033                                                              160                            159
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Philadelphia Redevelopment Authority  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 4/15/2017                                                            1,000                          1,060
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          13,867
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Puerto Rico (0.66%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 7/ 1/2030                                                            1,000                          1,049
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 8/ 1/2057                                                            1,000                          1,048
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           2,097
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
South Carolina (1.37%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lexington One School Facilities Corp  Lexington County,
South Carolina
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 12/ 1/2029                                                           1,000                          1,042
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
South Carolina Jobs-Economic Development Authority  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.20%, 11/ 1/2027                                                           1,000                          1,043
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
South Carolina Jobs-Economic Development Authority CIFG
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 11/ 1/2030                                                           2,200                          2,272
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           4,357
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
South Dakota (0.40%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
South Dakota Health & Educational Facilities Authority/SD
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 11/ 1/2034                                                           1,250                          1,281
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tennessee (3.69%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Chattanooga Health Educational & Housing Facility Board/TN
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 10/ 1/2020                                                             565                            567
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Johnson City Health & Educational Facilities Board
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
7.50%, 7/ 1/2033                                                            1,000                          1,140
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 7/ 1/2036                                                              500                            515
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Sevier County Public Building Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
3.71%, 6/ 1/2029                                                              600                            600
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shelby County Health Educational & Housing Facilities Board
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.63%, 9/ 1/2026                                                              500                            505
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition Corp/TN  Goldman Sacs Group
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 9/ 1/2018                                                            3,000                          3,149
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency/TN
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.70%, 7/ 1/2031                                                              435                            440
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tennessee
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency/TN (continued)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.85%, 1/ 1/2032                                                            5,000                          4,859
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          11,775
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Texas (5.85%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Alliance Airport Authority/TX  Federal Express Corp
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.85%, 4/ 1/2021                                                            1,000                            978
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Austin TX Convention Enterprises Inc/TX
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 1/ 1/2034                                                              500                            515
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Houston TX  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 9/ 1/2015                                                            1,000                          1,068
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of Houston TX  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.75%, 3/ 1/2015                                                               85                             90
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
City of San Antonio TX FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 5/15/2017                                                            2,090                          2,237
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth International Airport
Facilities Improvement Corp  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.50%, 11/ 1/2031                                                           1,500                          1,560
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Harris County-Houston Sports Authority  MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 11/15/2040                                                           2,000                          2,073
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 5/15/2033                                                            1,000                          1,016
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Metro Health Facilities Development Corp/TX
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
7.20%, 1/ 1/2021                                                            1,100                          1,130
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
North Central Texas Health Facility Development Corp
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.13%, 5/15/2029                                                            1,000                          1,009
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
North Central Texas Health Facility Development Corp  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 8/15/2032                                                            1,000                          1,040
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2024                                                            1,000                          1,037
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 9/ 1/2032                                                            2,000                          2,059
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Sea Breeze Public Facility Corp  Sea Breeze Seniors LP
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.50%, 1/ 1/2046                                                              100                            100
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Texas State Department Of Housing & Community Affairs
GNMA/FNMA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.70%, 1/ 1/2033                                                            1,660                          1,709
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Texas Tech University  MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 8/15/2025                                                            1,000                          1,046
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          18,667
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Virginia (1.04%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Henrico County Economic Development Authority/VA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 10/ 1/2027                                                           1,000                            985
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lexington Industrial Development Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.38%, 1/ 1/2028                                                              750                            740
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Authority Corp/VA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.63%, 6/ 1/2037                                                            1,000                          1,104
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Virginia Beach Development Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.38%, 11/ 1/2032                                                             500                            501
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           3,330
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Washington (4.20%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Franklin County School District No 1 Pasco/WA  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 12/ 1/2019                                                           5,000                          5,271
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Grant County Public Utility District No 2
Priest Rapids/WA  FGIC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.00%, 1/ 1/2024                                                            1,550                          1,609
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
King County School District No 415 Kent/WA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.30%, 12/ 1/2008                                                           2,065                          2,104
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
State of Washington
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.40%, 6/ 1/2017                                                            3,000                          3,478
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Washington
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Washington State Housing Finance Commission
GNMA/FNMA/FHLMC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.70%, 12/ 1/2038                                                           1,000                            936
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                          13,398
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
West Virginia (0.79%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Harrison County County Commission  MBIA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.88%, 4/15/2022                                                            2,500                          2,506
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Wisconsin (1.88%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
County of Milwaukee WI  FSA
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5.25%, 12/ 1/2025                                                           4,000                          4,208
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
6.00%, 8/15/2019                                                              600                            631
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority  AMBAC
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
7.13%, 8/15/2007                                                              200                            200
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
4.75%, 9/ 1/2033                                                            1,000                            954
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                           5,993
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT BONDS                                                                            $      343,166
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Investments                                                                                 $      343,166
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION
WITH SECURITIES HELD (-7.26%)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Notes with interest rates ranging from 3.62% to 3.75%
at July 31, 2007 and contractual maturities of collateral ranging         (23,155)                       (23,155)
from 2027 to 2041. (f)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Net Investments                                                                             $      320,011
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net - (0.31)%                                                        (990)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                                                        $      319,021
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     (a) Security or portion of underlying  security related to Inverse Floaters
     entered        into       by       the       Fund.        See        notes.
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     (b)               Non-Income               Producing               Security
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     (c)      Security      purchased      on     a      when-issued      basis.
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     (d)                              Variable                              Rate
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     (e)  Security  or a portion of the  security  was  pledged to cover  margin requirements for futures contracts.  At the end of the period, the value of
     these    securities    totaled    $1,087   or   0.34%   of   net    assets.
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(f)  Floating rate  securities.  The interest rate(s) shown reflect the rates in effect at July 31, 2007.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unrealized Appreciation                                                                               $       11,155
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Unrealized Depreciation                                                                                       (2,296)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                                                                     8,859
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Cost for federal income tax purposes                                                                         311,148
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
All dollar amounts are shown in thousands (000's)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Futures Contracts
-------------------------------------------------------
-------------------------------------------------------


                                                                                           Current                     Unrealized
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Number of      Original          Market                    Appreciation/
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Type                                                   Contracts           Value            Value                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sell:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U.S. 10 Year Note; September 2007                         20                $2,130           $2,148                            (18)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond; September 2007                            15                 1,636            1,651                            (15)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
All dollar amounts are shown in thousands (000's)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Summary (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sector                                                                                                                     Percent
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Insured                                                                                                                     45.70%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Revenue                                                                                                                     39.90%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded                                                                                                                 12.85%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation                                                                                                           6.09%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Revenue - Special Tax                                                                                                        2.61%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Tax Allocation                                                                                                               0.42%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Liability for Floating Rate Notes Issued                                                                                    (7.26%)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets, Net                                                                                 (-0.31%)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                           100.00%
----------------------------------------------------------------------------------------------------------------------=============
----------------------------------------------------------------------------------------------------------------------=============

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Summary (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Asset Type                                                                                                                 Percent
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Futures                                                                                                                      1.19%
-----------------------------------------------------------------------------------------------------------------------------------







Schedule of Investments

July 31, 2007 (unaudited)
Ultra Short Bond Fund


                                                           Principal
                                                           Amount                          Value
                                                            (000's)                       (000's)
BONDS (84.70%) Aerospace & Defense Equipment
(0.25%) Sequa Corp
9.00%, 8/ 1/2009                                        $        500                 $           520
                                                                                        -------------

Apparel Manufacturers (0.29%)
Levi Strauss & Co
12.25%, 12/15/2012 (a)                                           575                             612
                                                                                        -------------

Appliances (0.12%)
Whirlpool Corp
5.86%, 6/15/2009 (b)                                             250                             250
                                                                                        -------------

Asset Backed Securities (7.91%)
Ameriquest Mortgage Securities
Inc
6.02%, 7/25/2035 (b)                                           1,000                             923
Asset Backed Funding Corp
5.90%, 7/26/2035                                                  56                              22
Chase Funding Mortgage Loan
Asset-Backed Certificates
3.34%, 5/25/2026                                                 664                             657
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (b)                                             336                             336
Countrywide Asset-Backed
Certificates
6.45%, 12/25/2032 (b)                                            336                             336
6.70%, 12/25/2032 (b)                                            871                             872
6.77%, 5/25/2033 (b)                                           1,000                             979
6.32%, 6/25/2035 (b)                                           1,000                             975
5.97%, 11/25/2035 (b)                                          1,000                             929
5.98%, 12/25/2035 (b)                                            875                             817
6.00%, 11/ 8/2036                                                556                             324
5.82%, 2/25/2037 (b)                                             500                             482
6.22%, 11/25/2037 (b)                                          1,000                             862
First Franklin Mortgage Loan
Asset Backed Trust
6.00%, 3/25/2034                                                 282                              85
First Horizon ABS Trust
5.45%, 10/25/2026 (b)                                            440                             438
Lehman XS Trust
6.02%, 11/25/2035 (b)                                            625                             608
5.69%, 5/25/2046 (b)                                           1,500                           1,503
5.85%, 5/25/2046 (b)(c)                                        1,415                           1,325
6.22%, 6/25/2046 (b)(c)                                        2,003                           1,820
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (c)(d)(e)                                      599                             359
Long Beach Mortgage Loan Trust
5.82%, 2/25/2035 (b)                                           1,000                             977
Nomura Asset Acceptance Corp
5.54%, 1/25/2036 (b)(e)                                          857                             840
Sail Net Interest Margin Notes
5.50%, 6/27/2035                                                 136                              30
Structured Asset Investment
Loan Trust
5.38%, 4/25/2036 (b)                                             116                             116
                                                                                        -------------
                                                                                              16,615
                                                                                        -------------

Auto - Car & Light Trucks
(0.48%)
DaimlerChrysler NA Holding Corp
5.79%, 3/13/2009 (b)                                           1,000                           1,002
                                                                                        -------------

Auto/Truck Parts & Equipment -
Original (0.15%)
Tenneco Inc
10.25%, 7/15/2013                                                300                             320
                                                                                        -------------

Automobile Sequential (0.33%)
Carss Finance LP
6.27%, 1/15/2011 (b)(e)                                          190                             190
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010                                                 500                             498
                                                                                        -------------
                                                                                                 688
                                                                                        -------------
Beverages - Non-Alcoholic
(0.23%) Cott Beverages USA Inc
8.00%, 12/15/2011                                                500                             485
                                                                                        -------------

Brewery (0.12%)
SABMiller PLC
5.66%, 7/ 1/2009 (b)(e)                                          250                             251
                                                                                        -------------

Broadcasting Services &
Programming (0.16%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                 350                             346
                                                                                        -------------

Building - Residential &
Commercial (0.43%)
Centex Corp
4.75%, 1/15/2008                                                 500                             497
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                               400                             400
                                                                                        -------------
                                                                                                 897
                                                                                        -------------
Building Products - Cement &
Aggregate (0.21%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (b)                                             435                             435
                                                                                        -------------

Building Products - Wood (0.28%)
Masco Corp
5.66%, 3/12/2010 (b)                                             585                             579
                                                                                        -------------

Cable TV (0.76%)
Comcast Corp
5.66%, 7/14/2009 (b)                                             700                             699
COX Communications Inc
5.91%, 12/14/2007 (b)                                            250                             250
CSC Holdings Inc
7.88%, 12/15/2007                                                400                             400
Echostar DBS Corp
5.75%, 10/ 1/2008                                                250                             248
                                                                                        -------------
                                                                                               1,597
                                                                                        -------------
Casino Hotels (0.27%)
Harrah's Operating Co Inc
5.96%, 2/ 8/2008 (b)(e)                                          300                             300
Mandalay Resort Group
9.50%, 8/ 1/2008                                                 250                             259
                                                                                        -------------
                                                                                                 559
                                                                                        -------------

Cellular Telecommunications
(0.56%) US Unwired Inc
10.00%, 6/15/2012                                                250                             270
Vodafone Group PLC
5.70%, 6/15/2011 (b)                                             500                             503
5.64%, 2/27/2012 (b)(f)                                          400                             401
                                                                                        -------------
                                                                                               1,174
                                                                                        -------------
Chemicals - Diversified (0.32%)
Equistar Chemicals LP/Equistar
Funding Corp
10.63%, 5/ 1/2011                                                325                             340
Huntsman LLC
11.50%, 7/15/2012                                                300                             330
                                                                                        -------------
                                                                                                 670
                                                                                        -------------
Commercial Banks (0.98%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(b)(e)                                      250                             250
HSBC America Capital Trust I
7.81%, 12/15/2026 (e)                                            750                             780
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012                                                500                             500
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (b)(e)                                          135                             135
5.96%, 8/ 1/2008 (b)(e)                                          400                             399
                                                                                        -------------
                                                                                               2,064
                                                                                        -------------
Computer Services (0.28%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                 100                              95
Unisys Corp
7.88%, 4/ 1/2008                                                 500                             495
                                                                                        -------------
                                                                                                 590
                                                                                        -------------
Computers - Memory Devices
(0.24%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009 (b)                                            500                             498
                                                                                        -------------

Containers - Metal & Glass
(0.23%)
Owens Brockway Glass Container
Inc
8.88%, 2/15/2009                                                 486                             492
                                                                                        -------------

Credit Card Asset Backed
Securities (1.15%)
Citibank Credit Card Issuance
Trust
6.50%, 12/15/2009 (b)                                          1,915                           1,921
Discover Card Master Trust I
5.56%, 5/15/2012 (b)                                             500                             502
                                                                                        -------------
                                                                                               2,423
                                                                                        -------------
Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                 350                             351
                                                                                        -------------

Diversified Operations (0.23%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (b)(e)                                          475                             476
                                                                                        -------------

Drug Delivery Systems (0.24%)
Hospira Inc
5.84%, 3/30/2010 (b)                                             500                             501
                                                                                        -------------


Electric - Generation (0.03%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                51                              55
                                                                                        -------------

Electric - Integrated (1.36%)
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                 600                             595
DTE Energy Co
5.63%, 8/16/2007                                                 310                             310
Entergy Gulf States Inc
6.11%, 12/ 8/2008 (b)(e)                                         200                             200
5.76%, 12/ 1/2009 (b)(g)(h)                                      405                             405
Ipalco Enterprises Inc
8.38%, 11/14/2008 (b)                                            200                             201
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                 500                             506
Texas Competitive Electric
Holdings Co
5.86%, 9/16/2008 (b)(e)                                          500                             500
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                 150                             151
                                                                                        -------------
                                                                                               2,868
                                                                                        -------------
Electronic Components -
Miscellaneous (0.12%)
Sanmina-SCI Corp
8.11%, 6/15/2010 (a)(b)(e)                                       250                             246
                                                                                        -------------

Electronic Components -
Semiconductors (0.14%)
National Semiconductor Corp
5.61%, 6/15/2010 (b)                                             300                             300
                                                                                        -------------

Finance - Auto Loans (0.42%)
Ford Motor Credit Co LLC
8.11%, 1/13/2012 (b)                                             500                             477
GMAC LLC
6.31%, 11/30/2007                                                125                             124
6.61%, 5/15/2009 (a)(b)                                          300                             289
                                                                                        -------------
                                                                                                 890
                                                                                        -------------
Finance - Commercial (0.34%)
CIT Group Inc
5.64%, 7/28/2011 (b)                                             475                             470
5.61%, 2/13/2012 (b)                                             250                             246
                                                                                        -------------
                                                                                                 716
                                                                                        -------------
Finance - Investment Banker &
Broker (0.80%)
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (b)                                             360                             359
5.55%, 11/28/2011 (a)(b)                                         500                             494
Lehman Brothers Holdings Inc
5.58%, 7/18/2011 (b)                                             250                             246
Merrill Lynch & Co Inc
5.59%, 6/ 5/2012 (a)(b)                                          600                             588
                                                                                        -------------
                                                                                               1,687
                                                                                        -------------
Finance - Leasing Company
(0.62%) Case Credit Corp
6.75%, 10/21/2007                                                551                             543
International Lease Finance Corp
5.70%, 4/20/2009 (b)                                             750                             753
                                                                                        -------------
                                                                                               1,296
                                                                                        -------------

Finance - Mortgage Loan/Banker
(3.44%) Countrywide Financial Corp
5.58%, 3/24/2009 (b)                                             725                             721
Fannie Mae Grantor Trust
4.91%, 9/26/2033 (b)                                           1,088                           1,083
Freddie Mac
5.72%, 7/15/2023 (b)                                             962                             963
6.00%, 3/15/2026                                                 615                             621
6.00%, 6/15/2031                                                 889                             892
Ginnie Mae
1.81%, 10/16/2012 (b)                                          9,765                             371
3.96%, 6/16/2031                                               1,160                           1,120
1.12%, 2/16/2047 (b)                                           9,621                             602
Residential Capital LLC
5.86%, 6/ 9/2008 (b)                                             250                             240
6.46%, 5/22/2009 (b)                                             650                             618
                                                                                        -------------
                                                                                               7,231
                                                                                        -------------
Finance - Other Services (0.45%)
Edison Mission Energy Funding
7.33%, 9/15/2008 (e)                                             174                             173
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (b)(e)                                         750                             778
                                                                                        -------------
                                                                                                 951
                                                                                        -------------
Food - Retail (0.30%)
Safeway Inc
5.71%, 3/27/2009 (b)                                             625                             625
                                                                                        -------------

Gas - Distribution (0.36%)
Sempra Energy
5.83%, 5/21/2008 (b)                                             750                             750
                                                                                        -------------

Home Equity - Other (3.65%)
Citifinancial Mortgage
Securities Inc
3.22%, 10/25/2033 (b)                                             64                              64
Countrywide Asset-Backed
Certificates
4.93%, 5/25/2032 (b)                                             341                             333
First NLC Trust
6.07%, 9/25/2035 (b)                                           1,000                             910
GSAA Trust
5.69%, 4/25/2034                                               1,209                           1,207
JP Morgan Mortgage Acquisition
Corp NIM
5.80%, 4/25/2036 (c)(d)(e)                                       170                              87
MASTR ABS NIM Trust
4.75%, 5/26/2035 (d)(e)                                           40                               7
Mastr Asset Backed Securities
Trust
5.97%, 10/25/2035 (b)                                            475                             444
New Century Home Equity Loan
Trust
6.02%, 7/25/2035 (b)                                           1,000                             850
Option One Mortgage Loan Trust
5.99%, 8/25/2035 (b)                                           1,000                             926
6.12%, 6/25/2037 (b)                                           1,000                             871
Residential Asset Securities
Corp
4.03%, 4/25/2030                                                 114                             113
6.00%, 4/25/2035 (b)                                           1,000                             942
6.07%, 7/25/2035 (b)                                           1,000                             909
                                                                                        -------------
                                                                                               7,663
                                                                                        -------------

Home Equity - Sequential (0.55%)
Argent Securities Inc
4.60%, 1/25/2034 (b)                                             342                             338
BNC Mortgage Loan Trust
5.49%, 7/25/2037 (b)(c)                                          455                             451
Merrill Lynch Mortgage
Investors Inc
4.50%, 1/25/2035 (d)(e)                                        1,313                             367
                                                                                        -------------
                                                                                               1,156
                                                                                        -------------
Industrial Automation & Robots
(0.12%) Intermec Inc
7.00%, 3/15/2008                                                 250                             248
                                                                                        -------------

Investment Companies (0.48%)
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (b)(e)                                       1,000                           1,002
                                                                                        -------------

Life & Health Insurance (0.29%)
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                 385                             386
Unum Group
5.86%, 5/15/2009                                                 230                             231
                                                                                        -------------
                                                                                                 617
                                                                                        -------------
Machinery - Farm (0.12%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                 250                             263
                                                                                        -------------

Medical - Drugs (0.26%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (b)                                            225                             228
Elan Finance PLC/Elan Finance
Corp
9.48%, 12/ 1/2013                                                325                             315
                                                                                        -------------
                                                                                                 543
                                                                                        -------------
Medical - HMO (0.15%)
UnitedHealth Group Inc
5.54%, 6/21/2010 (b)(e)                                          315                             315
                                                                                        -------------

Medical - Wholesale Drug
Distribution (0.12%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (b)(e)                                         250                             250
                                                                                        -------------

Metal Processors & Fabrication
(0.12%) Timken Co
5.75%, 2/15/2010                                                 250                             251
                                                                                        -------------

Mortgage Backed Securities
(43.02%) ACT Depositor Corp
5.62%, 9/22/2041 (b)(e)                                          375                             374
American Home Mortgage Assets
5.99%, 11/25/2035 (b)(c)                                         526                             530
American Home Mortgage
Investment Trust
6.89%, 9/25/2045 (b)                                             620                             630
Banc of America Alternative
Loan Trust
5.72%, 6/25/2036 (b)                                           1,882                           1,879
Banc of America Commercial
Mortgage Inc
7.11%, 11/15/2031                                                 23                              23
7.33%, 11/15/2031                                                400                             412
0.15%, 7/10/2042                                              67,923                             707
0.08%, 7/10/2043 (b)(e)                                        6,220                              75
Mortgage Backed Securities
Banc of America Commercial
Mortgage Inc (continued)
0.16%, 9/10/2045                                             127,971                           1,161
Banc of America Mortgage
Securities Inc
5.56%, 8/25/2034 (b)                                             708                             715
Bank of America-First Union NB
Commercial Mortgage
1.77%, 4/11/2037 (b)(e)                                        9,400                             215
Bear Stearns Adjustable Rate
Mortgage Trust
6.07%, 4/25/2034 (b)                                             196                             199
Bear Stearns Alt-A Trust
5.26%, 5/25/2035 (b)(c)                                          376                             373
5.97%, 7/25/2035 (b)                                           1,000                             994
5.97%, 8/25/2035 (b)                                           1,002                           1,000
Bear Stearns Mortgage Funding
Trust
5.53%, 7/25/2036 (b)(c)                                        1,125                           1,123
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (b)                                             624                             620
4.56%, 7/25/2037 (b)(c)                                          475                             472
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033                                              1,416                           1,386
Citigroup Commercial Mortgage
Trust
0.45%, 5/15/2043 (e)                                          35,785                             638
0.52%, 10/15/2049 (b)                                         25,752                             673
Citigroup/Deutsche Bank
Commercial Mortgage Trust
0.45%, 10/15/2048 (b)                                         11,846                             265
0.38%, 12/11/2049 (b)(e)                                      15,492                             418
Countrywide Alternative Loan
Trust
9.73%, 10/25/2034 (b)                                            712                             716
6.37%, 2/25/2035 (b)                                           1,000                           1,001
6.17%, 7/25/2035 (b)                                             998                             998
6.38%, 8/25/2035 (b)(c)                                        2,379                           2,385
5.74%, 12/25/2035 (b)                                          1,640                           1,644
6.50%, 1/25/2036 (e)                                             241                             239
5.67%, 5/25/2036 (b)                                           1,370                           1,370
5.72%, 5/25/2036 (b)                                           1,864                           1,861
6.00%, 5/25/2036                                                 634                             633
5.63%, 3/20/2046 (b)                                           1,343                           1,345
Countrywide Home Loan Mortgage
Pass Through Certificates
5.50%, 7/25/2033 (b)                                           1,494                           1,486
4.99%, 7/25/2034 (b)                                           1,084                           1,083
5.62%, 3/25/2035 (b)                                             540                             541
5.54%, 3/20/2036 (b)                                             695                             694
CS First Boston Mortgage
Securities Corp
5.60%, 11/15/2020 (b)(e)                                       1,060                           1,060
6.25%, 12/16/2035                                                593                             593
0.57%, 11/15/2036 (b)(e)                                      10,852                             450
0.66%, 7/15/2037 (e)                                          25,095                             609
1.64%, 5/15/2038 (e)                                           1,436                              59
Deutsche ALT-A Securities NIM
Trust
6.50%, 2/25/2047 (b)(c)(e)                                       692                             689
Downey Savings & Loan
Association Mortgage
5.58%, 4/19/2047 (b)                                           1,659                           1,663
DSLA NIM Corp
6.41%, 9/19/2037 (b)(c)(e)                                       537                             536
First Republic Mortgage Loan
Trust
5.62%, 8/15/2032 (b)                                             342                             342
First Union National Bank
Commercial Mortgage Trust
0.94%, 1/12/2043 (b)(e)                                       28,102                             781
G-Force LLC
5.62%, 12/25/2039 (b)(e)                                       1,000                           1,000
Mortgage Backed Securities
GMAC Commercial Mortgage
Securities Inc
0.74%, 5/10/2043 (b)                                          15,829                             344
Greenwich Capital Commercial
Funding Corp
0.12%, 4/10/2037 (e)                                          27,784                             141
0.79%, 8/10/2042 (b)(e)                                       58,466                           1,354
GS Mortgage Securities Corp II
0.70%, 7/10/2039 (b)(e)                                        7,315                             192
GSC Capital Corp Mortgage Trust
5.58%, 2/25/2036 (b)                                             269                             267
Harborview NIM Corp
6.41%, 12/19/2036 (c)(e)                                         623                             622
Heller Financial Commercial
Mortgage Asset Corp
7.93%, 1/17/2034 (b)                                             600                             633
Homebanc Mortgage Trust
5.99%, 7/25/2035 (b)                                           1,000                             994
5.65%, 10/25/2035 (b)                                          2,265                           2,273
5.66%, 1/25/2036 (b)                                           2,035                           2,042
Impac CMB Trust
6.99%, 9/25/2034 (b)                                             178                             174
5.81%, 10/25/2034 (b)                                            910                             910
6.87%, 10/25/2034 (b)                                            399                             399
5.69%, 11/25/2034 (b)                                            124                             125
5.70%, 1/25/2035 (b)                                              45                              45
5.63%, 4/25/2035 (b)                                           1,017                           1,017
5.83%, 8/25/2035 (b)                                             207                             208
5.86%, 8/25/2035 (b)                                             230                             231
Impac Secured Assets CMN Owner
Trust
5.72%, 11/25/2034 (b)                                            120                             120
Indymac Index Mortgage Loan
Trust
5.26%, 3/25/2035 (b)(c)                                        1,060                           1,061
5.37%, 5/25/2035 (b)                                             752                             755
5.28%, 6/25/2035 (b)                                           1,708                           1,742
0.80%, 7/25/2035 (b)(c)                                       29,998                             225
JP Morgan Alternative Loan Trust
5.50%, 5/25/2036                                                 484                             483
5.40%, 12/25/2036                                                472                             471
JP Morgan Chase Commercial
Mortgage Securities
0.51%, 10/12/2035 (b)(e)                                      30,994                           1,083
0.26%, 7/12/2037 (e)                                          82,049                             573
0.57%, 10/12/2037 (b)(e)                                       6,924                             283
0.55%, 7/15/2042 (b)                                          23,773                             458
JP Morgan Mortgage Trust
4.90%, 4/25/2035 (b)                                             490                             484
6.06%, 10/25/2036                                                370                             371
LB-UBS Commercial Mortgage Trust
0.74%, 7/15/2040 (b)                                          22,229                             625
Lehman XS Net Interest Margin
Notes
6.25%, 5/28/2046 (c)(e)                                          624                             623
Mastr Seasoned Securities Trust
5.34%, 10/25/2032 (b)                                            271                             274
Merrill Lynch Mortgage
Investors Inc
5.44%, 8/25/2035 (b)                                              35                              35
5.67%, 8/25/2036 (b)                                           1,229                           1,228
Merrill Lynch Mortgage Trust
5.61%, 5/12/2039 (b)                                             275                             276
0.56%, 5/12/2043                                              10,745                             262
Merrill Lynch/Countrywide
Commercial Mortgage Trust
0.05%, 7/12/2046 (b)                                          13,215                             220
0.06%, 12/12/2049 (b)                                         38,846                             589
Mortgage Backed Securities
Merrill Lynch/Countrywide
Commercial Mortgage Trust
(continued)
0.67%, 12/12/2049 (b)                                         25,465                             828
MLCC Mortgage Investors Inc
5.81%, 7/25/2029 (b)                                           1,221                           1,224
Morgan Stanley Capital I
5.70%, 8/25/2046 (b)(c)                                        1,000                             978
5.92%, 12/20/2046 (b)(c)                                         200                             191
Residential Funding Mortgage
Securities
5.92%, 7/25/2036 (b)                                           2,121                           2,125
Structured Adjustable Rate
Mortgage Loan Trust
6.02%, 8/25/2034 (b)                                             889                             891
Structured Asset Mortgage
Investments I
7.50%, 8/25/2035 (b)(c)                                          335                             337
5.54%, 5/25/2036 (b)                                             764                             765
6.35%, 5/25/2036 (b)(c)                                          888                             895
Structured Asset Mortgage
Investments II
5.90%, 8/25/2035 (b)                                             936                             939
5.63%, 2/25/2036 (b)                                             996                           1,000
5.90%, 5/25/2036 (b)(c)                                          542                             542
6.00%, 5/25/2045 (b)                                             827                             822
Wachovia Bank Commercial
Mortgage Trust
0.28%, 6/15/2035 (e)                                           9,540                             298
0.42%, 10/15/2041 (b)(e)                                       2,181                              33
0.26%, 3/15/2042 (b)(e)                                        3,242                              34
0.64%, 5/15/2044 (b)(e)                                       20,251                             464
WaMu Mortgage Pass Through
Certificates
5.96%, 12/25/2027 (b)                                          1,334                           1,333
3.07%, 8/25/2033                                                 349                             345
4.92%, 8/25/2035 (b)                                             589                             584
4.83%, 9/25/2035 (b)                                             687                             679
5.95%, 9/25/2036 (b)                                           1,638                           1,642
6.42%, 4/25/2044 (b)                                             670                             671
5.99%, 7/25/2045 (b)                                             907                             912
5.57%, 11/25/2045 (b)                                            145                             145
5.87%, 1/25/2046 (b)                                             998                           1,004
5.86%, 11/25/2046 (b)(c)                                       1,719                           1,716
5.79%, 5/25/2047 (b)(c)                                        1,960                           1,948
Washington Mutual Alternative
Mortgage
6.01%, 7/25/2046 (b)(c)                                        1,859                           1,849
Washington Mutual Asset
Securities Corp
3.83%, 1/25/2035 (e)                                             655                             635
Wells Fargo Mortgage Backed
Securities
5.24%, 4/25/2036 (b)                                           1,732                           1,722
                                                                                        -------------
                                                                                              90,423
                                                                                        -------------
Mortgage Securities (0.70%)
Ginnie Mae
4.51%, 10/16/2028 (b)                                            472                             463
0.85%, 3/16/2047 (b)                                           3,665                             235
Residential Accredit Loans Inc
5.80%, 2/25/2036 (b)                                             773                             773
                                                                                        -------------
                                                                                               1,471
                                                                                        -------------
Multi-Line Insurance (0.19%)
CNA Financial Corp
6.45%, 1/15/2008                                                 400                             401
                                                                                        -------------

Multimedia (0.36%)
Time Warner Inc
5.59%, 11/13/2009 (b)                                            500                             500
Multimedia
Viacom Inc
5.71%, 6/16/2009 (a)(b)                                          250                             251
                                                                                        -------------
                                                                                                 751
                                                                                        -------------
Non-Hazardous Waste Disposal
(0.17%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                 350                             364
                                                                                        -------------

Office Automation & Equipment
(0.31%) Xerox Corp
6.11%, 12/18/2009 (b)                                            650                             658
                                                                                        -------------

Oil - Field Services (0.37%)
BJ Services Co
5.53%, 6/ 1/2008 (b)                                             100                             100
Hanover Equipment Trust
8.50%, 9/ 1/2008 (b)                                             399                             399
Smith International Inc
7.00%, 9/15/2007                                                 275                             275
                                                                                        -------------
                                                                                                 774
                                                                                        -------------
Oil & Gas Drilling (0.15%)
ENSCO International Inc
6.75%, 11/15/2007                                                322                             323
                                                                                        -------------

Oil Company - Exploration &
Production (0.84%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (b)                                             400                             400
Newfield Exploration Co
7.45%, 10/15/2007                                                500                             500
Pemex Project Funding Master
Trust
7.16%, 10/15/2009 (b)(e)                                         500                             514
6.66%, 6/15/2010 (b)(e)                                          350                             357
                                                                                        -------------
                                                                                               1,771
                                                                                        -------------
Optical Supplies (0.14%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                300                             300
                                                                                        -------------

Paper & Related Products (0.13%)
Bowater Inc
8.36%, 3/15/2010 (b)                                             300                             284
                                                                                        -------------

Pipelines (0.18%)
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                375                             375
                                                                                        -------------

Property & Casualty Insurance
(0.13%) WR Berkley Corp
9.88%, 5/15/2008                                                 267                             274
                                                                                        -------------

Publishing - Periodicals (0.28%)
Dex Media East LLC/Dex Media
East Finance Co
9.88%, 11/15/2009                                                300                             306
12.13%, 11/15/2012                                               275                             293
                                                                                        -------------
                                                                                                 599
                                                                                        -------------

Real Estate Operator &
Developer (0.06%)
Duke Realty LP
3.50%, 11/ 1/2007                                                125                             124
                                                                                        -------------

Regional Banks (1.48%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (b)                                             250                             235
Capital One Financial Corp
5.64%, 9/10/2009 (b)                                             250                             250
First Union Institutional
Capital I
8.04%, 12/ 1/2026                                              1,200                           1,249
Fleet Capital Trust II
7.92%, 12/11/2026                                                577                             600
NB Capital Trust
7.83%, 12/15/2026                                                750                             780
                                                                                        -------------
                                                                                               3,114
                                                                                        -------------
REITS - Apartments (0.14%)
UDR Inc
4.50%, 3/ 3/2008                                                 300                             298
                                                                                        -------------

REITS - Diversified (0.51%)
iStar Financial Inc
5.91%, 3/16/2009 (b)                                             375                             377
5.70%, 9/15/2009 (b)                                             400                             401
5.71%, 3/ 9/2010 (b)                                             300                             300
                                                                                        -------------
                                                                                               1,078
                                                                                        -------------
REITS - Healthcare (0.39%)
Health Care Property Investors
Inc
5.81%, 9/15/2008 (b)                                             825                             825
                                                                                        -------------

REITS - Office Property (0.24%)
HRPT Properties Trust
5.96%, 3/16/2011 (b)                                             500                             500
                                                                                        -------------

REITS - Regional Malls (0.17%)
Simon Property Group LP
6.38%, 11/15/2007                                                355                             355
                                                                                        -------------

REITS - Warehouse & Industrial
(0.24%) Prologis
5.61%, 8/24/2009 (b)                                             500                             501
                                                                                        -------------

Rental - Auto & Equipment
(0.48%) Erac USA Finance Co
5.61%, 4/30/2009 (b)(e)                                          500                             502
5.61%, 8/28/2009 (b)(e)(f)                                       500                             501
                                                                                        -------------
                                                                                               1,003
                                                                                        -------------
Retail - Drug Store (0.21%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (b)                                             450                             450
                                                                                        -------------

Retail - Petroleum Products
(0.12%) Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                 250                             263
                                                                                        -------------


Retail - Regional Department
Store (0.48%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                765                             766
Macys Retail Holdings Inc
4.80%, 7/15/2009                                                 250                             246
                                                                                        -------------
                                                                                               1,012
                                                                                        -------------
Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
9.13%, 12/ 1/2009 (a)(b)(e)                                      250                             249
                                                                                        -------------

Satellite Telecommunications
(0.29%) Intelsat Corp
6.38%, 1/15/2008                                                 610                             605
                                                                                        -------------

Savings & Loans - Thrifts
(0.23%) Washington Mutual Inc
5.66%, 3/22/2012 (b)                                             500                             494
                                                                                        -------------

Special Purpose Banks (0.12%)
Korea Development Bank
5.64%, 11/22/2012 (b)                                            250                             251
                                                                                        -------------

Steel - Producers (0.13%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                 250                             273
                                                                                        -------------

Supranational Bank (0.24%)
Corp Andina de Fomento
5.59%, 6/13/2008 (b)                                             500                             500
                                                                                        -------------

Telecommunication Services
(0.22%) Qwest Corp
5.63%, 11/15/2008 (a)                                            170                             169
Telcordia Technologies Inc
9.11%, 7/15/2012 (b)(e)                                          325                             289
                                                                                        -------------
                                                                                                 458
                                                                                        -------------
Telephone - Integrated (1.06%)
Sprint Nextel Corp
5.76%, 6/28/2010 (b)                                             275                             275
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (b)                                             160                             160
5.97%, 7/18/2011 (b)                                             600                             602
Telefonica Emisiones SAU
5.66%, 6/19/2009 (b)                                           1,000                             998
5.65%, 2/ 4/2013 (b)(i)(j)                                       200                             196
                                                                                        -------------
                                                                                               2,231
                                                                                        -------------
Tobacco (0.17%)
Reynolds American Inc
6.06%, 6/15/2011 (b)                                             350                             349
                                                                                        -------------
TOTAL BONDS                                                                          $       178,019
                                                                                        -------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
 (10.19%) Federal Home Loan
Mortgage Corporation (FHLMC) (0.52%)
6.88%, 7/ 1/2033 (b)                                             693                             701
7.32%, 10/ 1/2033 (b)                                            271                             273
6.78%, 8/ 1/2035 (b)                                             117                             119
                                                                                        -------------
                                                                                               1,093
                                                                                        -------------

Federal National Mortgage
Association (FNMA) (9.19%)
6.52%, 6/ 1/2032 (b)                                             597                             599
6.74%, 6/ 1/2032 (b)                                             599                             601
7.40%, 8/ 1/2032 (b)                                             435                             448
5.15%, 9/ 1/2032 (b)                                           1,198                           1,210
3.98%, 5/ 1/2033 (b)                                           1,415                           1,408
4.30%, 6/ 1/2033 (b)                                           1,124                           1,142
6.90%, 10/ 1/2033 (b)                                            290                             293
7.63%, 10/ 1/2033 (b)                                            285                             289
7.63%, 1/ 1/2034 (b)                                             339                             346
5.84%, 2/ 1/2034 (b)                                             306                             309
5.62%, 3/ 1/2034 (b)                                             875                             882
6.52%, 3/ 1/2034 (b)                                             895                             895
6.94%, 3/ 1/2034 (b)                                             685                             697
6.95%, 3/ 1/2034 (b)                                             490                             497
5.27%, 4/ 1/2034 (b)                                             634                             637
6.40%, 7/ 1/2034 (b)                                           1,310                           1,324
6.58%, 12/ 1/2034 (b)                                            825                             833
6.09%, 1/ 1/2035 (b)                                              65                              66
4.50%, 2/ 1/2035 (b)                                           1,623                           1,646
4.59%, 2/ 1/2035 (b)                                             670                             680
5.98%, 2/ 1/2035 (b)                                             201                             203
4.88%, 6/ 1/2035 (b)                                             548                             554
4.82%, 7/ 1/2035 (b)                                           1,249                           1,245
5.03%, 7/ 1/2035 (b)                                           1,400                           1,409
4.52%, 9/ 1/2035 (b)                                             924                             918
7.03%, 1/ 1/2036 (b)                                             184                             187
                                                                                        -------------
                                                                                              19,318
                                                                                        -------------
U.S. Treasury (0.48%)
4.13%, 8/15/2008 (a)                                           1,000                             993
                                                                                        -------------
TOTAL U.S. GOVERNMENT &                                                              $        21,404
GOVERNMENT AGENCY OBLIGATIONS
                                                                                        -------------

                                                                                           Value
                                                           Contracts                      (000's)
PURCHASED OPTIONS (0.01%)
Call Option; U.S. 5 Year Note
Expiration: August, 2007,                                         12                               9
Exercise Price: $105.00
Put Option; U.S. 5 Year Note
Expiration: August, 2007,                                         12                               1
Exercise Price: $104.00
                                                                                        -------------
TOTAL PURCHASED OPTIONS                                                              $            10
                                                                                        -------------
                                                           Principal
                                                           Amount                          Value
                                                            (000's)                       (000's)
SHORT TERM INVESTMENTS (5.15%)
Commercial Paper (5.15%)
Investment in Joint Trading
Account; Citigroup Funding
5.35%, 8/ 1/2007                                               7,331                           7,331
Rio Tinto
5.30%, 8/ 3/2007                                               3,500                           3,499
                                                                                        -------------
                                                                                              10,830
                                                                                        -------------
TOTAL SHORT TERM INVESTMENTS                                                         $        10,830
                                                                                        -------------
MONEY MARKET FUNDS (1.23%)
Money Center Banks (1.23%)
BNY Institutional Cash Reserve                                 2,587                           2,587
Fund (f)
                                                                                        -------------
TOTAL MONEY MARKET FUNDS                                                             $         2,587
                                                                                        -------------
Total Investments                                                                    $       212,850
Liabilities in Excess of Other                                                               (2,683)
Assets, Net - (1.28)%
                                                                                        -------------
TOTAL NET ASSETS - 100.00%                                                           $       210,167
                                                                                        =============


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Variable Rate

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $21,137 or 10.06% of net assets.

(d)  Security is Illiquid

(e)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period,  the value of these  securities  totaled  $23,795  or 11.32% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $80 or 0.04% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for options. At the end of the period, the value of these securities totaled $275 or 0.13% of net assets.

(i)  Non-Income Producing Security

(j)  Security purchased on a when-issued basis.



Unrealized Appreciation
(Depreciation)
Unrealized Appreciation                                                 $           437
Unrealized Depreciation                                                         (4,349)
                                                                           -------------
Net Unrealized Appreciation                                                     (3,912)
(Depreciation)
Cost for federal income tax                                                     216,657
purposes
All dollar amounts are shown in
thousands (000's)



                                Options/Swaptions
                                                                                                 Exercise            Expiration
Description                                                    Contracts        Rate                Date            U.S. $ Value
------------------------------------------------------- ----------------- ----------- ------------------- -------- --------------
Call Option; U.S. 5 Year Note; Exercise Price 105.5                   50         N/A  %        8/27/2007        $             24
Put Option; U.S. 5 Year Note; Exercise Price 103.5                    50         N/A           8/27/2007                       2
Written Put - OTC 10 Year Interest Rate Swap; pay
floating rate based on 3-month LIBOR;
with Lehman Brothers                                          15,000,000        5.78           9/ 1/2007
                                                                                                                   ---------------
                                                                                                                             -95
                                                                                                                   --------------
 (Premiums received $45)                                                                                        $            121
                                                                                                                   --------------
All dollar amounts are shown in thousands (000's)
All dollar amounts are shown in
thousands (000's)


 Interest Rate Swap Agreements
                                                                                       Unrealized
                                                         Notional                     Appreciation/
Description                                               Amount                      (Depreciation)
---------------------------------                        ----------          -------- -------------
Receive quarterly a floating
rate based on 3-month LIBOR and                       $      3,900                 $         (126)
pay semi-annually a fixed rate
of 5.91% to Lehman
Brothers. Expires June 2017.


All dollar amounts are shown in
thousands (000's)



       Futures Contracts
                                                                            Current                      Unrealized
                                         Number            Original         Market                      Appreciation/
                                            of
Type                                     Contracts          Value            Value                      (Depreciation)
---------------------------------        ---------         ---------       ----------                   -------------
Sell:
U.S. 2 Year Note; September                 31               $6,307           $6,353                            (46)
2007
All dollar amounts are shown in
thousands (000's)



Portfolio Summary (unaudited)
--------------------------------- - -------------
Sector                                   Percent
--------------------------------- - -------------
Mortgage Securities                       55.61%
Financial                                 15.43%
Asset Backed Securities                   14.10%
Communications                             3.69%
Consumer, Cyclical                         2.84%
Consumer, Non-cyclical                     2.20%
Utilities                                  1.75%
Industrial                                 1.62%
Energy                                     1.54%
Technology                                 0.97%
Government                                 0.71%
Basic Materials                            0.58%
Diversified                                0.23%
Purchased Option                           0.01%
Liabilities in Excess of Other          (-1.28%)
Assets, Net
                                    -------------
TOTAL NET ASSETS                         100.00%
                                    =============




Other Assets Summary (unaudited)
--------------------------------- - -------------
Asset Type                               Percent
--------------------------------- - -------------
Futures                                    3.02%
Interest Rate Swaps                        0.06%
Options                                    0.01%
Written Swaptions                          0.05%







Schedule of Investments

July 31, 2007 (unaudited)
West Coast Equity Fund



                                                      Shares                        Value
                                                         Held                        (000's)
COMMON STOCKS (98.50%)
Advanced Materials & Products
(0.11%)
Ceradyne Inc (a)(b)                                       26,900                 $       2,008
                                                                                    -----------

Advertising Services (0.44%)
Getty Images Inc (a)(b)                                  175,700                         7,894
                                                                                    -----------

Aerospace & Defense (3.69%)
Boeing Co                                                451,883                        46,738
Northrop Grumman Corp                                    201,200                        15,312
Teledyne Technologies Inc (a)(b)                          84,000                         3,727
                                                                                    -----------
                                                                                        65,777
                                                                                    -----------
Agricultural Operations (0.30%)
Archer-Daniels-Midland Co                                158,700                         5,332
                                                                                    -----------

Airlines (0.95%)
Alaska Air Group Inc (a)(b)                              320,710                         7,482
Cathay Pacific Airways Ltd                               722,900                         9,470
ADR (a)
                                                                                    -----------
                                                                                        16,952
                                                                                    -----------
Apparel Manufacturers (0.38%)
Columbia Sportswear Co (a)                               107,750                         6,756
                                                                                    -----------

Applications Software (3.84%)
Actuate Corp (a)(b)                                      810,500                         5,252
Microsoft Corp                                           #######                        56,031
Quest Software Inc (a)(b)                                492,400                         7,288
                                                                                    -----------
                                                                                        68,571
                                                                                    -----------
Athletic Footwear (1.43%)
Nike Inc                                                 451,200                        25,470
                                                                                    -----------

Auto - Car & Light Trucks
(1.03%)
Toyota Motor Corp ADR (a)                                152,000                        18,336
                                                                                    -----------

Auto - Medium & Heavy Duty
Trucks (1.62%)
Paccar Inc                                               353,830                        28,950
                                                                                    -----------

Beverages - Non-Alcoholic
(0.59%)
PepsiCo Inc                                              159,800                        10,486
                                                                                    -----------

Building - Mobile Home &
Manufactured Housing (0.62%)
Monaco Coach Corp (a)                                    797,300                        11,122
                                                                                    -----------

Building - Residential &
Commercial (0.13%)
KB Home                                                   70,800                         2,252
                                                                                    -----------

Building & Construction
Products - Miscellaneous (0.72%)
Simpson Manufacturing Co Inc (a)                         379,200                        12,828
                                                                                    -----------


Building Products - Cement &
Aggregate (0.03%)
Cemex SAB de CV ADR (b)                                   18,009                           582
                                                                                    -----------

Chemicals - Specialty (0.07%)
Symyx Technologies (a)(b)                                148,166                         1,322
                                                                                    -----------

Commercial Banks (2.94%)
Banner Corp (a)                                          105,097                         3,218
City National Corp/CA                                    215,000                        15,220
East West Bancorp Inc                                    506,000                        18,550
Greater Bay Bancorp (a)                                   96,316                         2,589
Pacific Capital Bancorp NA                                92,233                         1,927
UCBH Holdings Inc (a)                                    209,600                         3,446
UnionBanCal Corp (a)                                     136,500                         7,543
                                                                                    -----------
                                                                                        52,493
                                                                                    -----------
Computer Aided Design (0.20%)
Autodesk Inc (a)(b)                                       82,700                         3,504
                                                                                    -----------

Computers (1.94%)
Apple Inc (b)                                             73,250                         9,652
Hewlett-Packard Co                                       543,800                        25,031
                                                                                    -----------
                                                                                        34,683
                                                                                    -----------
Computers - Integrated Systems
(0.13%)
Echelon Corp (b)                                           6,800                           134
Radisys Corp (a)(b)                                      190,544                         2,237
                                                                                    -----------
                                                                                         2,371
                                                                                    -----------
Computers - Memory Devices
(0.12%)
Network Appliance Inc (a)(b)                              74,700                         2,117
                                                                                    -----------

Consumer Products -
Miscellaneous (1.26%)
Central Garden and Pet Co - A                            243,000                         2,974
Shares (a)(b)
Central Garden and Pet Co (a)(b)                          88,289                         1,111
Clorox Co                                                305,530                        18,472
                                                                                    -----------
                                                                                        22,557
                                                                                    -----------
Cosmetics & Toiletries (2.07%)
Bare Escentuals Inc (a)(b)                                57,000                         1,608
Colgate-Palmolive Co                                     140,000                         9,240
Estee Lauder Cos Inc/The (a)                             159,700                         7,190
Procter & Gamble Co                                      305,400                        18,892
                                                                                    -----------
                                                                                        36,930
                                                                                    -----------
Data Processing & Management
(0.23%)
Fair Isaac Corp (a)                                      105,150                         4,128
                                                                                    -----------

Diagnostic Kits (0.36%)
OraSure Technologies Inc (a)(b)                          806,481                         6,460
                                                                                    -----------

Dialysis Centers (0.66%)
DaVita Inc (a)(b)                                        221,100                        11,705
                                                                                    -----------

Disposable Medical Products
(0.24%)
CR Bard Inc                                               54,100                         4,245
                                                                                    -----------

Distribution & Wholesale (0.12%)
Building Materials Holding                               151,050                         2,098
Corp (a)
                                                                                    -----------


Diversified Manufacturing
Operations (0.91%)
General Electric Co                                      419,700                        16,268
                                                                                    -----------

E-Commerce - Products (0.39%)
Blue Nile Inc (a)(b)                                      92,800                         7,017
                                                                                    -----------

E-Commerce - Services (0.13%)
eBay Inc (b)                                              69,300                         2,245
                                                                                    -----------

Electric - Integrated (0.55%)
Edison International                                     115,800                         6,125
PG&E Corp                                                 85,500                         3,660
                                                                                    -----------
                                                                                         9,785
                                                                                    -----------
Electronic Components -
Semiconductors (1.94%)
Intel Corp                                               801,600                        18,934
Lattice Semiconductor                                    332,080                         1,571
Corp (a)(b)
LSI Corp (a)(b)                                          354,800                         2,554
Nvidia Corp (a)(b)                                        98,600                         4,512
Pixelworks Inc (a)(b)                                    481,150                           712
QLogic Corp (a)(b)                                       276,000                         3,668
SiRF Technology Holdings                                 112,700                         2,642
Inc (a)(b)
                                                                                    -----------
                                                                                        34,593
                                                                                    -----------
Electronic Design Automation
(0.05%)
Mentor Graphics Corp (a)(b)                               76,900                           924
                                                                                    -----------

Electronic Forms (1.64%)
Adobe Systems Inc (a)(b)                                 728,000                        29,331
                                                                                    -----------

Electronic Measurement
Instruments (1.42%)
Itron Inc (a)(b)                                          64,600                         5,131
Tektronix Inc (a)                                        395,700                        12,999
Trimble Navigation Ltd (a)(b)                            218,068                         7,203
                                                                                    -----------
                                                                                        25,333
                                                                                    -----------
Engineering - Research &
Development Services (2.33%)
Jacobs Engineering Group                                 674,000                        41,539
Inc (a)(b)
                                                                                    -----------

Enterprise Software & Services
(0.84%)
Informatica Corp (a)(b)                                  193,500                         2,697
Oracle Corp (b)                                          386,900                         7,398
Sybase Inc (b)                                           206,900                         4,908
                                                                                    -----------
                                                                                        15,003
                                                                                    -----------
Entertainment Software (0.43%)
Electronic Arts Inc (a)(b)                               156,300                         7,602
                                                                                    -----------

Fiduciary Banks (0.56%)
Northern Trust Corp                                      159,913                         9,988
                                                                                    -----------

Finance - Auto Loans (0.03%)
United PanAm Financial Corp (b)                           56,840                           567
                                                                                    -----------

Finance - Investment Banker &
Broker (2.34%)
Charles Schwab Corp/The                                  #######                        31,773
Goldman Sachs Group Inc/The                               41,500                         7,816
Piper Jaffray Cos (a)(b)                                  46,232                         2,216
                                                                                    -----------
                                                                                        41,805
                                                                                    -----------

Finance - Mortgage Loan/Banker
(0.46%)
Countrywide Financial Corp                               290,500                         8,183
                                                                                    -----------

Food - Retail (1.15%)
Dairy Farm International                                 225,300                         4,810
Holdings Ltd ADR (a)
Kroger Co/The                                            332,200                         8,624
Safeway Inc (a)                                          220,000                         7,011
                                                                                    -----------
                                                                                        20,445
                                                                                    -----------
Forestry (2.08%)
Plum Creek Timber Co Inc (a)                             250,800                         9,746
Weyerhaeuser Co                                          383,100                        27,292
                                                                                    -----------
                                                                                        37,038
                                                                                    -----------
Gas - Distribution (0.71%)
Sempra Energy                                            240,000                        12,653
                                                                                    -----------

Health Care Cost Containment
(0.91%)
McKesson Corp                                            282,217                        16,301
                                                                                    -----------

Hotels & Motels (0.73%)
Red Lion Hotels Corp (b)(c)                              #######                        13,031
                                                                                    -----------

Human Resources (0.62%)
AMN Healthcare Services                                  273,500                         5,872
Inc (a)(b)
Robert Half International Inc                            150,400                         5,112
                                                                                    -----------
                                                                                        10,984
                                                                                    -----------
Industrial Automation & Robots
(0.12%)
Intermec Inc (a)(b)                                       85,000                         2,179
                                                                                    -----------

Instruments - Scientific (2.20%)
Applera Corp - Applied                                   235,900                         7,365
Biosystems Group
Dionex Corp (a)(b)                                       317,980                        21,626
FEI Co (a)(b)                                            359,925                        10,322
                                                                                    -----------
                                                                                        39,313
                                                                                    -----------
Internet Application Software
(0.42%)
Art Technology Group Inc (b)                             #######                         7,524
                                                                                    -----------

Internet Security (0.07%)
VeriSign Inc (a)(b)                                       40,000                         1,188
                                                                                    -----------

Investment Management &
Advisory Services (2.23%)
Franklin Resources Inc                                   313,000                        39,867
                                                                                    -----------

Lasers - Systems & Components
(0.29%)
Electro Scientific Industries                            233,430                         5,124
Inc (a)(b)
                                                                                    -----------

Life & Health Insurance (1.47%)
StanCorp Financial Group Inc                             556,430                        26,130
                                                                                    -----------

Machinery - Material Handling
(0.45%)
Cascade Corp (a)                                         119,100                         8,074
                                                                                    -----------

Medical - Biomedical/Gene
(2.00%)
Affymetrix Inc (a)(b)                                     46,900                         1,143
Amgen Inc (b)                                            286,339                        15,388
Genentech Inc (b)                                        210,100                        15,627

Medical - Biomedical/Gene
Martek Biosciences Corp (a)(b)                           139,717                         3,580
                                                                                    -----------
                                                                                        35,738
                                                                                    -----------
Medical - Drugs (2.61%)
Abbott Laboratories                                      250,750                        12,710
Allergan Inc/United States (a)                           581,450                        33,800
                                                                                    -----------
                                                                                        46,510
                                                                                    -----------
Medical - Generic Drugs (0.32%)
Watson Pharmaceuticals Inc (b)                           185,500                         5,643
                                                                                    -----------

Medical - HMO (0.27%)
Health Net Inc (b)                                        98,560                         4,883
                                                                                    -----------

Medical Products (2.41%)
Johnson & Johnson                                        196,900                        11,912
Mentor Corp (a)                                          240,200                         9,452
Stryker Corp (a)                                          58,700                         3,665
Varian Medical Systems Inc (b)                           390,200                        15,920
Zimmer Holdings Inc (a)(b)                                25,400                         1,975
                                                                                    -----------
                                                                                        42,924
                                                                                    -----------
Metal Processors & Fabrication
(0.82%)
Precision Castparts Corp                                 106,496                        14,596
                                                                                    -----------

Multimedia (1.21%)
Walt Disney Co/The                                       654,010                        21,582
                                                                                    -----------

Networking Products (2.41%)
Cisco Systems Inc (b)                                    #######                        38,988
Polycom Inc (a)(b)                                       131,900                         4,085
                                                                                    -----------
                                                                                        43,073
                                                                                    -----------
Non-Hazardous Waste Disposal
(0.36%)
Waste Connections Inc (a)(b)                             206,550                         6,403
                                                                                    -----------

Office Supplies & Forms (0.19%)
Avery Dennison Corp                                       55,000                         3,374
                                                                                    -----------

Oil & Gas Drilling (0.78%)
Nabors Industries Ltd (a)(b)                             477,600                        13,965
                                                                                    -----------

Oil Company - Exploration &
Production (3.82%)
Apache Corp                                              166,000                        13,405
Berry Petroleum Co (a)                                   504,300                        18,765
Occidental Petroleum Corp                                635,600                        36,051
                                                                                    -----------
                                                                                        68,221
                                                                                    -----------
Oil Company - Integrated (3.12%)
Chevron Corp                                             539,926                        46,034
Exxon Mobil Corp                                         112,500                         9,577
                                                                                    -----------
                                                                                        55,611
                                                                                    -----------
Property & Casualty Insurance
(0.20%)
Mercury General Corp (a)                                  67,100                         3,474
                                                                                    -----------

Publishing - Newspapers (0.19%)
McClatchy Co (a)                                         139,473                         3,406
                                                                                    -----------

Regional Banks (4.50%)
Bank of America Corp                                     125,100                         5,932

Regional Banks
US Bancorp (a)                                           655,300                        19,626
Wells Fargo & Co                                         #######                        54,743
                                                                                    -----------
                                                                                        80,301
                                                                                    -----------
REITS - Apartments (0.51%)
Essex Property Trust Inc (a)                              84,200                         9,058
                                                                                    -----------

REITS - Healthcare (0.66%)
Health Care Property Investors                           393,585                        10,721
Inc (a)
Nationwide Health Properties                              41,100                           980
Inc (a)
                                                                                    -----------
                                                                                        11,701
                                                                                    -----------
REITS - Warehouse & Industrial
(0.78%)
AMB Property Corp                                        260,600                        13,885
                                                                                    -----------

Respiratory Products (0.48%)
Resmed Inc (a)(b)                                        198,700                         8,540
                                                                                    -----------

Retail - Apparel & Shoe (0.81%)
Nordstrom Inc (a)                                        304,700                        14,498
                                                                                    -----------

Retail - Automobile (0.42%)
Copart Inc (b)                                           264,900                         7,454
                                                                                    -----------

Retail - Discount (2.12%)
Costco Wholesale Corp                                    630,940                        37,730
                                                                                    -----------

Retail - Drug Store (0.28%)
CVS Caremark Corp                                        141,365                         4,975
                                                                                    -----------

Retail - Restaurants (1.36%)
Jamba Inc (a)(b)                                          38,500                           308
McCormick & Schmick's Seafood                             23,500                           573
Restaurant (a)(b)
Starbucks Corp (a)(b)                                    876,300                        23,380
                                                                                    -----------
                                                                                        24,261
                                                                                    -----------
Savings & Loans - Thrifts
(1.19%)
Washington Federal Inc (a)                               941,955                        21,222
                                                                                    -----------

Semiconductor Component -
Integrated Circuits (0.36%)
Cypress Semiconductor                                     98,200                         2,461
Corp (a)(b)
Exar Corp (b)                                             71,700                         1,013
Linear Technology Corp (a)                                85,000                         3,030
                                                                                    -----------
                                                                                         6,504
                                                                                    -----------
Semiconductor Equipment (0.93%)
Applied Materials Inc                                    279,900                         6,169
Kla-Tencor Corp (a)                                      115,100                         6,537
Novellus Systems Inc (a)(b)                              136,300                         3,887
                                                                                    -----------
                                                                                        16,593
                                                                                    -----------
Steel - Producers (1.66%)
Reliance Steel & Aluminum Co                             124,000                         6,515
Schnitzer Steel Industries                               427,740                        23,179
Inc (a)
                                                                                    -----------
                                                                                        29,694
                                                                                    -----------
Telecommunication Services
(0.11%)
Clearwire Corp (a)(b)                                     68,100                         1,943
                                                                                    -----------


Telephone - Integrated (0.29%)
Sprint Nextel Corp                                       256,000                         5,256
                                                                                    -----------

Therapeutics (0.91%)
Amylin Pharmaceuticals                                    81,000                         3,768
Inc (a)(b)
CV Therapeutics Inc (a)(b)                               263,498                         2,611
Dendreon Corp (a)(b)                                     245,241                         1,866
Gilead Sciences Inc (b)                                  214,200                         7,975
                                                                                    -----------
                                                                                        16,220
                                                                                    -----------
Toys (0.25%)
Mattel Inc                                               196,900                         4,511
                                                                                    -----------

Transactional Software (0.10%)
VeriFone Holdings Inc (a)(b)                              48,000                         1,748
                                                                                    -----------

Transport - Equipment & Leasing
(0.53%)
Greenbrier Cos Inc (a)                                   284,700                         9,500
                                                                                    -----------

Transport - Services (1.54%)
Expeditors International                                 616,340                        27,538
Washington Inc (a)
                                                                                    -----------

Travel Services (0.57%)
Ambassadors Group Inc (a)                                260,509                        10,079
                                                                                    -----------

Ultra Sound Imaging Systems
(0.90%)
SonoSite Inc (a)(b)                                      567,563                        16,062
                                                                                    -----------

Veterinary Diagnostics (0.74%)
VCA Antech Inc (b)                                       335,000                        13,179
                                                                                    -----------

Water (0.12%)
California Water Service                                  59,600                         2,205
Group (a)
                                                                                    -----------

Web Portals (1.68%)
Google Inc (b)                                            41,150                        20,987
Yahoo! Inc (a)(b)                                        385,300                         8,958
                                                                                    -----------
                                                                                        29,945
                                                                                    -----------
Wireless Equipment (0.30%)
Qualcomm Inc                                             127,800                         5,323
                                                                                    -----------
TOTAL COMMON STOCKS                                                              $   1,757,291
                                                                                    -----------
                                                      Principal
                                                      Amount                        Value
                                                       (000's)                       (000's)
SHORT TERM INVESTMENTS (1.27%)
Repurchase Agreements (1.27%)
Investment in Joint Trading                               11,318                        11,317
Account; Bank of America; 5.25% dated 07/31/0
08/01/07 (collateralized by U.S.
Government Agency Issues;
$11,657,000; 0%-6.63%; dated
08/27/07-11/05/32)

Investment in Joint Trading                               11,318                        11,318
Account; Deutsche Bank; 5.29% dated 07/31/07
08/01/07 (collateralized by U.S.
Government Agency Issues;
$11,657,000; 0%-6.63%; dated
08/27/07-11/05/32)
                                                                                    -----------

                                                                                        22,635
                                                                                    -----------
TOTAL SHORT TERM INVESTMENTS                                                     $      22,635
                                                                                    -----------
MONEY MARKET FUNDS (18.34%)
Money Center Banks (18.34%)
BNY Institutional Cash Reserve                           327,187                       327,187
Fund (d)
                                                                                    -----------
TOTAL MONEY MARKET FUNDS                                                         $     327,187
                                                                                    -----------
Total Investments                                                                $   2,107,113
Liabilities in Excess of Other                                                       (323,078)
Assets, Net - (18.11)%
                                                                                    -----------
TOTAL NET ASSETS - 100.00%                                                       $   1,784,035
                                                                                    ===========


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Affiliated Security

(d)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation
(Depreciation)
Unrealized Appreciation                                      $     653,918
Unrealized Depreciation                                           (46,846)
                                                                -----------
Net Unrealized Appreciation                                        607,072
(Depreciation)
Cost for federal income tax                                      1,500,041
purposes
All dollar amounts are shown in
thousands (000's)





Portfolio Summary (unaudited)
---------------------------------                      -----------
Sector                                                    Percent
---------------------------------                      -----------
Financial                                                  37.47%
Consumer, Non-cyclical                                     18.98%
Industrial                                                 15.53%
Consumer, Cyclical                                         12.81%
Technology                                                 12.76%
Energy                                                      7.72%
Communications                                              7.65%
Basic Materials                                             3.81%
Utilities                                                   1.38%
Liabilities in Excess of Other                          (-18.11%)
Assets, Net
                                                       -----------
TOTAL NET ASSETS                                          100.00%
                                                       ===========



Affiliated Securities

                         October            Purchases               Sales                  July 31,
                         31, 2006                                                             2007
                         ----------         ----------              -------                -----------
                          Shares          Cost       Shares       Cost (000)       Shares        Proceeds      Shares       Cost
                                           (000)                                                  (000)                      (000)
                         ----------       --------   --------     -----------    -----------     ---------    ---------     --------
Red Lion Hotels Corp     1,227,885     $   10,210      1,500   $          19         22,800   $       286     1,206,585  $    9,872
                                          --------                -----------                    ---------                  --------
                                       $   10,210              $          19                  $       286                $    9,872
                                          ========                ===========                    =========                  ========








                                      Income                                  Realized                              Realized
                                    Distribution                              Gain/Loss                             Gain/Loss
                                       from                                                                            from
                                       Other                                     on                                 Other
                                    Investment                               Investments                            Investment
                                     Companies                                  000's                               Companies
                                       000's                                                                          000's
                                    ------------                             ------------                           -----------

Red Lion Hotels Corp             $            -                           $          -71                         $           -
                                    ------------                             ------------                           -----------
                                 $            -                           $          -71                         $           -
                                    ============                             ============                           ===========





ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
--------------------------------------------------------------------------------



By           /s/ Ralph C. Eucher
--------------------------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         09/17/2007
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
--------------------------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         09/17/2007
             ---------------------------



By           /s/ Michael J. Beer
             -------------------------------------------------------------------

         Michael J. Beer, Executive Vice President and Chief Financial Officer

Date         09/17/2007
             ---------------------------